UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2011

Item 1. Reports to Stockholders.

Money Market ProFund

DECEMBER 31, 2011

Annual Report

1	Message from the Chairman
3	Fund Performance, Allocation of Portfolio Holdings and Expense Examples
7	Financial Statements and Financial Highlights
11	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Board Approval of Investment Advisory Agreement
18	Trustees and Officers
21	Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of the Money Market ProFund for the 12 months ended December 31, 2011.

During the 12-month period, average money market rates hovered slightly above zero. Money market rates follow the Federal Funds Target Rate, which remained unchanged in a target range of 0.0% to 0.25% for the period.

U.S. Economic Growth Begins to Recover

U.S. economic growth improved moderately over the course of 2011. U.S. GDP increased at an annual rate of 2.8% in the fourth quarter of 2011, up from 1.8% in the third quarter, 1.3% in the second quarter and 0.4% in the first quarter. The December 2011 employment report points to a continuation of this recovery trend, with job gains across a variety of sectors driving unemployment down to 8.5%, its lowest level since early 2009.

The U.S. Federal Reserve, at the December 2011 Federal Open Market Committee meeting, decided to keep rates unchanged, noting that economic conditions are likely to warrant exceptionally low levels for the federal funds rate at least through mid 2013.

We appreciate the trust and confidence you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir

Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

1

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Fund Performance, Allocation of Portfolio Holdings and Expense Examples

4 :: Money Market ProFund :: Fund Performance

The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The seven-day yield, as of December 31, 2011, was 0.02%(1) for the Investor Class and 0.02%(1) for the Service Class.

The assets of the Fund are part of a $20.8 billion portfolio managed by Deutsche Asset Management, Inc. Its managers seek to maintain a stable net asset value of $1.00, however there is no assurance that they will be able to do so.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Past performance is not predictive of future results. The performance data quoted represents past performance and current returns may be lower or higher. Yield will vary and principal value may fluctuate so that the investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month end, please visit Profunds.com

(1)          The seven-day yield quotation more closely reflects the earning of the money market fund than a total return quotation. The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of those fees, the yield would have been (0.73)% and (1.73)% for Investor Class and Service Class, respectively.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Allocation of Portfolio Holdings and Expense Examples :: Money Market ProFund :: 5

Investment Objective: The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio(a)	100%
Total Exposure	100%

(a)          The Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Cash Management Portfolio Asset
Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	27%
Municipal Investments	22%
Government & Agency Obligations	16%
Short-Term Notes	15%
Time Deposits	12%
Certificates of Deposit and Bank Notes	8%
100%

Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at July 1, 2011 and held for the entire period from July 1, 2011 through December 31, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Annualized Expense Ratio During Period
	7/1/11	12/31/11	7/1/11 - 12/31/11	7/1/11 - 12/31/11
Money Market ProFund — Investor Class	$1,000.00	$1,000.10	$0.96	0.19%
Money Market ProFund — Service Class	1,000.00	1,000.10	0.96	0.19%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
Money Market ProFund — Investor Class	$1,000.00	$1,024.25	$0.97	0.19%
Money Market ProFund — Service Class	1,000.00	1,024.25	0.97	0.19%

*                 Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

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Financial Statements and Financial Highlights

8 :: Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Investment in Cash Management Portfolio, at value	$499,593,004
Receivable for capital shares issued	64,219,198
Receivable from Advisor	396,959
Prepaid expenses	130,918
TOTAL ASSETS	564,340,079

LIABILITIES:
Payable for capital shares redeemed	39,053,642
Administration fees payable	15,002
Distribution and services fees payable-Service Class	85,384
Trustee fees payable	35
Transfer agency fees payable	148,155
Compliance services fees payable	3,804
Service fees payable	6,488
TOTAL LIABILITIES	39,312,510
NET ASSETS	$525,027,569

NET ASSETS CONSIST OF:
Capital	$525,144,703
Accumulated net investment income	782
Accumulated net realized gains (losses) on investments	(117,916)
NET ASSETS	$525,027,569

INVESTOR CLASS:
Net Assets	$428,962,179
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	429,002,442
Net Asset Value (offering and redemption price per share)	$1.00

SERVICE CLASS:
Net Assets	$96,065,390
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	96,074,136
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$1,286,344	(a)
Expenses(b)	(785,677	)(a)
NET INVESTMENT INCOME	500,667

EXPENSES:
Management services fees	1,823,014
Administration fees	168,968
Distribution and services fees-Service Class	1,063,621
Transfer agency fees	1,845,752
Administrative services fees	101,486
Registration and filing fees	101,155
Fund accounting fees	10,000
Trustee fees	12,698
Compliance services fees	5,587
Service fees	70,629
Other fees	354,834
Total Gross Expenses before reductions	5,557,744
Less Expenses reduced by the Advisor	(5,162,100)
TOTAL NET EXPENSES	395,644
NET INVESTMENT INCOME	105,023

REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	25,911	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$130,934

(a)          Allocated from Cash Management Portfolio

(b)         For the year ended December 31, 2011, the Advisor to the Cash Management Portfolio waived fees, of which $52,538 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Money Market ProFund :: 9

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$105,023	$126,512
Net realized gains (losses) on investments	25,911	19,923
Change in net assets resulting from operations	130,934	146,435
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(81,888)	(98,867)
Service Class	(22,600)	(27,258)
Class A(a)	—	(140)
Change in net assets resulting from distributions	(104,488)	(126,265)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	6,672,314,997	6,906,971,064
Service Class	1,044,529,081	1,578,417,551
Class A(a)	—	1,065,519
Dividends reinvested
Investor Class	81,487	89,909
Service Class	22,600	24,831
Class A(a)	—	126
Value of shares redeemed
Investor Class	(6,707,503,515)	(6,952,612,518)
Service Class	(1,062,541,364)	(1,569,031,676)
Class A(a)	—	(1,651,679)
Change in net assets resulting from capital transactions	(53,096,714)	(36,726,873)
Change in net assets	(53,070,268)	(36,706,703)
NET ASSETS:
Beginning of period	578,097,837	614,804,540
End of period	$525,027,569	$578,097,837
Accumulated net investment income	$782	$247
SHARE TRANSACTIONS:
Issued
Investor Class	6,672,314,997	6,906,849,118
Service Class	1,044,529,081	1,578,467,660
Class A(a)	—	1,067,032
Reinvested
Investor Class	81,487	89,909
Service Class	22,600	24,831
Class A(a)	—	126
Redeemed
Investor Class	(6,707,503,515)	(6,952,612,518)
Service Class	(1,062,541,364)	(1,569,031,676)
Class A(a)	—	(1,651,679)
Change in shares	(53,096,714)	(36,797,197)

(a)          Class A shares liquidated on November 30, 2010.

See accompanying notes to the financial statements.

10 :: Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income		Total Distributions
Money Market ProFund
Investor Class
Year Ended December 31, 2011	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2010	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2009	$1.000	0.001		—	(c)	0.001		(0.001)		(0.001)
Year Ended December 31, 2008	$1.000	0.021		—	(c)	0.021		(0.021)		(0.021)
Year Ended December 31, 2007	$1.000	0.045		—	(c)	0.045		(0.045)		(0.045)
Service Class
Year Ended December 31, 2011	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2010	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2009	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended December 31, 2008	$1.000	0.011		—	(c)	0.011		(0.011)		(0.011)
Year Ended December 31, 2007	$1.000	0.035		—	(c)	0.035		(0.035)		(0.035)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses(a),(b)	Net Expenses(a)		Net Investment Income(a)	Net Assets, End of Period (000’s)

$1.000	0.02%	1.01%	0.23	%(d)	0.02%	$428,962
$1.000	0.02%	0.93%	0.30	%(d)	0.02%	$464,048
$1.000	0.05%	0.97%	0.55	%(d)	0.06%	$509,584
$1.000	2.08%	0.84%	0.84%		2.09%	$580,465
$1.000	4.63%	0.83%	0.83%		4.50%	$595,106

$1.000	0.02%	1.96%	0.23	%(d)	0.02%	$96,065
$1.000	0.02%	1.93%	0.30	%(d)	0.02%	$114,050
$1.000	0.03%	1.39%	0.58	%(d)	0.03%	$104,635
$1.000	1.09%	1.80%	1.80%		1.13%	$123,685
$1.000	3.59%	1.83%	1.83%		3.50%	$107,138

(a)	Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.
(b)

For the years ended December 31, 2011, December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rata basis. If included, corresponding impact to the gross expense ratio would be an increase of 0.01%, 0.01%, 0.03%, 0.04% and 0.02%, respectively.

(c)	Amount is less than $0.0005.
(d)	The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

12  ::  Money Market ProFund  ::  Notes to Financial Statements  ::  December 31, 2011

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. and has the same investment objective as the ProFund. As of December 31, 2011, the percentage of the Portfolio’s interests owned by the ProFund was 2.4%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund. However, based on experience, the ProFund expects any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. The ProFund has a tax year end of December 31st.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods

December 31, 2011  ::  Notes to Financial Statements  ::  Money Market ProFund  ::  13

beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical assets

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of December 31, 2011, the ProFund’s $499,593,004 investment in the Portfolio, which is an investment company, is based on Level 2 inputs as defined above. There were no Level 1 or Level 3 investments held by the ProFund at December 31, 2011.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2011 from the valuation input levels used on December 31, 2010.

4. Fees and Transactions with Affiliates

ProFunds Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent for the Trust for which it receives additional fees. As transfer agent for the ProFund, Citi receives a base fee, account and service charges and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

During the year ended December 31, 2011, the ProFund paid an amount less than 1.00% on an annualized basis of the average daily net assets attributed to Service Class shares to maintain a more competitive yield. Had the ProFund paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $1,122,476 for the year ended December 31, 2011.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2011, actual Trustee compensation was $501,377 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2012 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by

14  ::  Money Market ProFund  ::  Notes to Financial Statements  ::  December 31, 2011

it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2011, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/13	Expires 4/30/14	Expires 4/30/15	Total
Money Market ProFund — Fund Level	$3,724,228	$3,432,172	$3,014,994	$10,171,394
Money Market ProFund — Service Class	863,645	1,228,197	714,783	2,806,625

5. Federal Income Tax Information

As of the end of its tax year ended December 31, 2011, the ProFund had capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

Expires 12/31/16
Money Market ProFund	$117,916

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, which may differ from the amounts noted in the Statements of Changes in Net Assets because of tax rules, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2011
Money Market ProFund	$104,488	$104,488

	Ordinary Income	Total Distributions Paid
December 31, 2010
Money Market ProFund	$126,265	$126,265

As of the tax year end of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market ProFund	$782	$—	$—	$(117,916)	$—	$(117,134)

At December 31, 2011, the cost and net unrealized appreciation (depreciation) on securities, for federal income tax purposes, were as follows:

	Tax Cost	Net Unrealized Appreciation (Depreciation)
Money Market ProFund	$499,593,004	$—

Report of Independent Registered Public Accounting Firm  ::  Money Market ProFund  ::  15

To the Board of Trustees and Shareholders of Money Market ProFund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market ProFund (the “Fund”) at December 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 24, 2012

16  ::  Money Market ProFund  ::  Board Approval of Investment Advisory Agreement (unaudited)  ::  December 31, 2011

At a meeting held on September 20, 2011, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of the Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of the Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring the Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Fund and its investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Fund’s investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of the Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to the Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Fund; (iii) the investment performance of the Fund; and (iv) the extent to which economies of scale might be realized as the Fund grows and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Fund effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage the Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Fund’s ability to meet its stated investment objective and minimize counterparty risk. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Fund. The Board also reviewed the Advisor’s compliance program and discussed it with the Fund’s Chief Compliance Officer. The Board considered, with respect to the Fund, the Advisor’s success in achieving the investment objectives of the Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to the Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by the Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Fund’s advisory fee rate was acceptable given the services provided.

December 31, 2011  ::  Board Approval of Investment Advisory Agreement (unaudited)  ::  Money Market ProFund  ::  17

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Fund, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of the Fund. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and that such information as is available is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Fund. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2011. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3- and 6-month periods and the 1-, 3- and 5-year periods ended June 30, 2011. The Board focused on the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Advisor. The Board concluded that the Fund’s performance was competitive.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor derived from its relationship to the Fund but concluded that such benefits were relatively small. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Fund for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also considered the financial conditions of the Advisor, which they found to be sound based upon a review of financial statements and discussions with officers of the Advisor. The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from the economies of scale.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to the Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

18  ::  Money Market ProFund  ::  Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present

Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present)

				ProFunds (112); Access One Trust (3); ProShares Trust (108)	None

*

The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC and any registered investment companies that have an investment advisor that is an affiliated person of the ProFund Advisors LLC.

**	Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

Trustees and Officers (unaudited)  ::  Monet Market ProFund  ::  19

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Jack P. Huntington 100 Summer Street Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (1993 to 2007)

Kenneth D. Schiltz 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/77	Assistant Treasurer	Indefinite; March 2011 to present	Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2005 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (2000 to 2005)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

This Page Intentionally Left Blank

Cash Management Portfolio

22 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2011

Investment Portfolio

Certificates of Deposit and Bank Notes 7.5%

	Principal Amount	Value
ANZ National International Ltd.,
144A, 3.25%, 4/2/2012	$49,000,000	$49,336,289
Banco del Estado de Chile,
0.5%, 1/17/2012	20,000,000	20,000,000
Bank Nederlandse Gemeenten,
6.0%, 3/26/2012	35,000,000	35,455,384
Bank of Nova Scotia,
0.28%, 1/4/2012	100,000,000	100,000,000
China Construction Bank Corp.,
0.3%, 1/3/2012	37,451,000	37,451,000
Commonwealth Bank of Australia,
144A, 2.4%, 1/12/2012	43,132,000	43,157,466
Credit Suisse,
0.38%, 1/3/2012	97,000,000	97,000,000
DnB Bank ASA,
0.35%, 1/17/2012	79,500,000	79,500,000
General Electric Capital Corp.,
6.0%, 6/15/2012	12,500,000	12,810,030
Industrial & Commercial Bank of China:
0.7%, 1/3/2012	100,000,000	100,000,000
0.7%, 1/4/2012	99,500,000	99,500,000
0.7%, 1/6/2012	39,600,000	39,600,000
Mizuho Corporate Bank Ltd.,
0.42%, 2/6/2012	50,000,000	50,003,492
Nederlandse Waterschapsbank NV,
1.375%, 2/17/2012	44,700,000	44,756,807
Nordea Bank Finland PLC:
0.35%, 1/13/2012	69,500,000	69,500,000
0.4%, 2/15/2012	45,000,000	45,000,561
Rabobank Nederland NV:
0.4%, 2/15/2012	133,500,000	133,500,000
0.43%, 2/24/2012	45,000,000	45,000,000
0.43%, 3/2/2012	160,000,000	160,000,000
Skandinaviska Enskilda Banken AB:
0.35%, 1/11/2012	49,700,000	49,700,000
0.36%, 1/6/2012	46,500,000	46,500,000
0.45%, 2/13/2012	138,500,000	138,500,000
Sumitomo Mitsui Banking Corp.,
0.35%, 1/13/2012	50,000,000	50,000,332
Svenska Handelsbanken AB,
0.385%, 1/23/2012	15,000,000	15,000,091
Total Certificates of Deposit and Bank Notes (Cost $1,561,271,452)		1,561,271,452

Commercial Paper 26.3%

Issued at Discount** 24.7%

ASB Finance Ltd.,
0.585%, 4/27/2012	981,000	979,135
Australia & New Zealand
Banking Group Ltd.,
0.25%, 2/7/2012	200,000	199,949
Bank of Nova Scotia,
0.1%, 1/17/2012	600,000	599,973
Barclays Bank PLC:
0.2%, 1/3/2012	1,000,000	999,989
0.33%, 1/20/2012	145,000,000	144,974,746
0.36%, 1/6/2012	30,000,000	29,998,500
0.38%, 1/4/2012	153,000,000	152,995,155
0.46%, 2/1/2012	77,000,000	76,969,499
0.52%, 2/27/2012	33,500,000	33,472,418
BNZ International Funding Ltd:
144A, 0.57%, 4/10/2012	60,000,000	59,905,000
144A, 0.58%, 4/10/2012	50,000,000	49,919,444
Coca-Cola Co.:
0.18%, 6/1/2012	29,888,000	29,865,285
0.2%, 4/10/2012	30,350,000	30,333,139
Erste Abwicklungsanstalt:
0.35%, 1/30/2012	20,000,000	19,994,361
0.36%, 1/30/2012	50,000,000	49,985,500
0.37%, 1/9/2012	50,000,000	49,995,889
0.37%, 1/17/2012	50,000,000	49,991,778
0.39%, 2/16/2012	50,000,000	49,975,083
0.4%, 3/14/2012	35,000,000	34,971,611
0.42%, 1/3/2012	55,500,000	55,498,705
Erste Finance Delaware LLC,
0.16%, 1/3/2012	154,540,000	154,538,626
General Electric Capital Corp.,
0.25%, 2/2/2012	150,000,000	149,966,667
General Electric Capital Services, Inc.:
0.23%, 2/6/2012	42,000,000	41,990,340
0.26%, 2/2/2012	50,000,000	49,988,444
0.3%, 2/13/2012	75,000,000	74,973,125
Johnson & Johnson:
144A, 0.02%, 1/13/2012	25,000,000	24,999,833
144A, 0.04%, 2/27/2012	75,000,000	74,995,250
144A, 0.05%, 4/3/2012	10,000,000	9,998,708
144A, 0.06%, 2/17/2012	100,000,000	99,992,167
144A, 0.07%, 4/2/2012	280,000,000	279,947,867
144A, 0.08%, 4/2/2012	70,000,000	69,985,689
144A, 0.08%, 4/3/2012	40,000,000	39,991,733
144A, 0.15%, 3/7/2012	33,175,000	33,165,877
Kells Funding LLC:
144A, 0.29%, 1/12/2012	125,000,000	124,988,924
144A, 0.3%, 1/26/2012	25,000,000	24,994,792
144A, 0.35%, 2/17/2012	43,100,000	43,080,306
144A, 0.37%, 3/19/2012	25,700,000	25,679,397
144A, 0.37%, 4/10/2012	80,000,000	79,917,778
144A, 0.38%, 4/17/2012	25,000,000	24,971,764
144A, 0.45%, 1/20/2012	75,687,000	75,669,024
144A, 0.48%, 1/19/2012	57,014,000	57,000,317
144A, 0.52%, 2/1/2012	72,500,000	72,467,536
144A, 0.52%, 2/16/2012	37,000,000	36,975,416
Merck & Co., Inc.:
0.06%, 1/9/2012	7,750,000	7,749,897
0.06%, 1/11/2012	86,000,000	85,998,567
New York Life Capital Corp.:
144A, 0.12%, 2/3/2012	3,725,000	3,724,590
144A, 0.13%, 2/1/2012	37,900,000	37,895,757
144A, 0.15%, 3/2/2012	20,000,000	19,994,917
144A, 0.16%, 2/14/2012	25,000,000	24,995,111
144A, 0.16%, 3/8/2012	40,000,000	39,988,089
144A, 0.16%, 3/19/2012	38,000,000	37,986,827
Nieuw Amsterdam Receivables Corp.:
144A, 0.32%, 1/4/2012	100,000,000	99,997,333
144A, 0.33%, 1/3/2012	653,000	652,988
NRW.Bank:
0.24%, 1/17/2012	30,062,000	30,058,793
0.4%, 1/6/2012	61,000,000	60,996,611
Oversea-Chinese Banking Corp., Ltd.,
0.29%, 1/17/2012	45,000,000	44,994,200
PepsiCo, Inc.,
0.04%, 1/18/2012	95,000,000	94,998,206
Pfizer, Inc.:
0.03%, 1/5/2012	58,000,000	57,999,807
0.04%, 1/12/2012	40,000,000	39,999,511
Proctor & Gamble Co.:
0.08%, 1/3/2012	100,000,000	99,999,556
0.08%, 1/31/2012	40,000,000	39,997,333
0.08%, 2/24/2012	34,000,000	33,995,920

December 31, 2011 :: Investment Portfolio :: Cash Management Portfolio :: 23

Commercial Paper, continued

	Principal Amount	Value
0.08%, 3/23/2012	$60,000,000	$59,989,067
0.09%, 1/25/2012	40,000,000	39,997,600
0.09%, 2/14/2012	75,000,000	74,991,750
0.09%, 3/30/2012	25,000,000	24,994,437
0.1%, 4/9/2012	25,000,000	24,993,125
0.11%, 5/4/2012	30,000,000	29,988,633
0.11%, 5/21/2012	23,000,000	22,990,091
0.12%, 4/2/2012	67,800,000	67,779,208
0.12%, 5/4/2012	128,000,000	127,947,093
0.13%, 4/12/2012	75,000,000	74,972,375
0.13%, 4/30/2012	80,000,000	79,965,333
0.15%, 3/30/2012	25,000,000	24,990,729
Rabobank U.S.A. Financial Corp.,
0.4%, 2/8/2012	19,250,000	19,241,872
SBAB Bank AB:
144A, 0.5%, 1/4/2012	50,000,000	49,997,917
144A, 0.55%, 1/13/2012	15,000,000	14,997,250
144A, 0.55%, 1/30/2012	26,000,000	25,988,481
Sheffield Receivables Corp.:
144A, 0.3%, 1/27/2012	24,000,000	23,994,800
144A, 0.4%, 2/7/2012	61,000,000	60,974,922
Standard Chartered Bank:
0.37%, 1/5/2012	100,000,000	99,995,889
0.38%, 2/7/2012	135,750,000	135,696,982
Straight-A Funding LLC:
144A, 0.12%, 1/11/2012	30,105,000	30,103,996
144A, 0.19%, 1/31/2012	60,061,000	60,051,490
144A, 0.19%, 2/13/2012	27,999,000	27,992,646
Sumitomo Mitsui Banking Corp.,
0.355%, 1/6/2012	77,050,000	77,046,201
Swedbank AB,
0.44%, 1/13/2012	35,000,000	34,994,867
Toyota Motor Credit Corp.,
0.27%, 1/6/2012	107,000,000	106,995,987
Unilever Capital Corp.,
0.08%, 3/6/2012	30,000,000	29,995,667
Victory Receivables Corp.:
144A, 0.35%, 1/19/2012	50,000,000	49,991,250
144A, 0.36%, 1/9/2012	75,106,000	75,099,992
Walt Disney Co.,
0.09%, 2/23/2012	95,000,000	94,987,412
		5,125,675,814
Issued at Par 1.6%
DnB Bank ASA, 144A,
0.43%*, 4/2/2012	50,000,000	50,000,000
Westpac Banking Corp., 144A,
0.426%*, 4/11/2012	282,900,000	282,893,007
		332,893,007
Total Commercial Paper (Cost $5,458,568,821)		5,458,568,821

Government & Agency Obligations 15.0%

U.S. Government Sponsored Agencies 1.9%

Federal Home Loan Bank:
0.13%, 1/23/2012	11,000,000	10,999,782
0.13%, 2/24/2012	28,225,000	28,224,444
0.13%, 5/15/2012	26,500,000	26,494,841
0.16%, 4/30/2012	103,320,000	103,309,653
0.16%**, 11/13/2012	24,000,000	23,966,187
0.23%, 8/24/2012	15,670,000	15,674,189
0.27%, 7/6/2012	20,600,000	20,600,105
Federal Home Loan Mortgage Corp.:
0.099%**, 2/23/2012	50,000,000	49,992,639
0.111%**, 1/11/2012	25,000,000	24,999,167
Federal National Mortgage Association:
0.132%**, 1/3/2012	20,000,000	19,999,789
0.137%**, 2/17/2012	11,500,000	11,497,898
0.148%**, 3/1/2012	20,000,000	19,995,000
0.159%**, 10/1/2012	10,000,000	9,987,822
0.189%**, 10/1/2012	17,500,000	17,474,693
		383,216,209
U.S. Treasury Obligations 13.1%

U.S. Treasury Bills:
0.005%**, 1/26/2012	503,000	502,998
0.035%**, 5/17/2012	2,500,000	2,499,667
0.051%**, 4/19/2012	921,000	920,858
U.S. Treasury Notes:
0.375%, 8/31/2012	212,478,000	212,794,495
0.375%, 9/30/2012	18,000,000	18,034,370
0.375%, 10/31/2012	360,000,000	360,730,389
0.625%, 6/30/2012	84,924,000	85,135,391
0.625%, 7/31/2012	433,130,000	434,394,582
0.75%, 5/31/2012	212,478,000	213,053,545
1.375%, 10/15/2012	212,000,000	214,035,648
1.5%, 7/15/2012	480,000,000	483,642,949
1.875%, 6/15/2012	250,000,000	252,038,171
4.75%, 5/31/2012	98,500,000	100,373,472
4.875%, 6/30/2012	342,512,000	350,642,757
		2,728,799,292
Total Government & Agency Obligations (Cost $3,112,015,501)		3,112,015,501

Short-Term Notes* 14.1%

Australia & New Zealand Banking Group Ltd.,
144A, 0.31%, 1/20/2012	72,000,000	72,000,000
Bank of Nova Scotia:
0.35%, 4/2/2012	32,500,000	32,500,000
0.38%, 3/13/2012	134,500,000	134,500,000
0.39%, 6/11/2012	107,000,000	107,000,000
Bayerische Landesbank,
0.353%, 11/23/2012	40,000,000	40,000,000
Caisse d’Amortissement de la Dette Sociale,
144A, 0.432%, 5/25/2012	315,000,000	314,986,168
Canadian Imperial Bank of Commerce,
0.373%, 4/26/2012	200,000,000	200,000,000
Coca-Cola Co.,
0.507%, 5/15/2012	48,000,000	48,027,583
Commonwealth Bank of Australia:
144A, 0.376%, 2/3/2012	135,000,000	135,000,000
144A, 0.455%, 4/30/2012	40,000,000	40,000,000
JPMorgan Chase Bank NA,
0.57%, 1/8/2013	250,000,000	250,000,000
Kells Funding LLC:
144A, 0.361%, 5/4/2012	125,000,000	125,000,000
144A, 0.37%, 2/27/2012	56,000,000	56,000,000
144A, 0.377%, 1/9/2012	64,000,000	63,999,885
144A, 0.384%, 1/19/2012	27,000,000	27,000,000
144A, 0.423%, 2/24/2012	147,500,000	147,500,000
144A, 0.468%, 4/16/2012	150,000,000	150,000,000
Nordea Bank Finland PLC:
0.681%, 2/3/2012	35,000,000	35,006,457
0.737%, 9/13/2012	20,000,000	20,034,002
0.941%, 9/13/2012	50,000,000	50,085,207
Rabobank Nederland NV:
0.356%, 1/10/2012	108,250,000	108,250,000
0.388%, 4/24/2012	133,000,000	133,000,000
0.46%, 5/16/2012	50,000,000	50,000,000
144A, 0.6%, 12/14/2012	75,000,000	75,000,000
144A, 0.668%, 2/29/2012	50,000,000	50,007,960

24 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2011

Short-Term Notes*, continued

	Principal Amount	Value
Svenska Handelsbanken AB,
144A, 0.577%, 8/7/2012	$80,000,000	$80,000,000
Toronto-Dominion Bank,
0.296%, 5/11/2012	130,500,000	130,500,000
Westpac Banking Corp.:
0.34%, 1/10/2012	85,000,000	85,000,000
0.366%, 5/9/2012	60,000,000	60,000,000
0.452%, 2/13/2012	49,000,000	49,000,000
144A, 0.965%, 10/23/2012	61,110,000	61,280,869
Total Short-Term Notes (Cost $2,930,678,131)		2,930,678,131

Time Deposits 11.3%

Citibank NA, 0.1%, 1/4/2012	350,000,000	350,000,000
Nordea Bank Finland PLC,
0.02%, 1/3/2012	400,000,000	400,000,000
State Street Bank & Trust Co.,
0.01%, 1/3/2012	800,000,000	800,000,000
Svenska Handelsbanken AB,
0.01%, 1/3/2012	800,000,000	800,000,000
Total Time Deposits (Cost $2,350,000,000)		2,350,000,000

Municipal Investments 21.1%

Allegheny County, PA, Industrial Development Authority, UPMC Children’s Hospital, Series A, 0.08%***, 10/1/2032, LOC: Bank of America NA	20,460,000	20,460,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.1%***, 4/15/2039, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,165,000	22,165,000
Appleton, WI, Redevelopment Authority Revenue, Fox Cities Performing Arts Center, Inc., Series B, 0.1%***, 6/1/2036, LOC: JPMorgan Chase Bank NA	18,400,000	18,400,000
Arizona, State Health Facilities Authority Revenue, Catholic West:
Series A, 0.08%***, 7/1/2035, LOC: JPMorgan Chase Bank NA	23,100,000	23,100,000
Series B, 0.08%***, 7/1/2035, LOC: JPMorgan Chase Bank NA	17,680,000	17,680,000
Austin, TX, Water & Wastewater Systems Revenue, 0.07%***, 5/15/2031, LOC: Bank of Tokyo-Mitsubishi UFJ, Sumitomo Mitsui Banking	25,920,000	25,920,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.23%***, 3/1/2041, LIQ: JPMorgan Chase Bank NA	30,000,000	30,000,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.3%***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.3%***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield California Quality Fund, Inc., Series W-7-1665, 144A, AMT, 0.22%***, 5/1/2041, LIQ: Citibank NA	13,500,000	13,500,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.3%***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
BlackRock MuniYield New York Quality Fund, Inc., Series W-7-2477, 144A, AMT, 0.22%***, 5/1/2041, LIQ: Citibank NA	26,300,000	26,300,000
BlackRock MuniYield Quality Fund III, Inc., 144A, AMT, 0.24%***, 6/1/2041, LIQ: Citibank NA	44,500,000	44,500,000
BlackRock MuniYield Quality Fund, Inc., Series W-7-1766, 144A, AMT, 0.26%***, 10/1/2041, LIQ: Morgan Stanley Bank	57,000,000	57,000,000
Blount County, TN, Public Building Authority, Local Government Public Improvement, Series E-5-A, 0.12%***, 6/1/2030, LOC: Branch Banking & Trust	45,400,000	45,400,000
Cabell County, WV, University Facilities, Provident Group Marshall Properties, Series A, 0.13%***, 7/1/2039, LOC: Bank of America NA	19,995,000	19,995,000
Calhoun County, TX, Navigation Industrial Development Authority, Formosa Plastics Corp. Project, Series C, 144A, AMT, 0.12%***, 9/1/2031, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000
Calhoun, TX, Port Authority, Environmental Facilities Revenue, Formosa Plastics Corp. Project, Series B, 144A, AMT, 0.12%***, 9/1/2041, LOC: Sumitomo Mitsui Banking	21,300,000	21,300,000
California, Housing Finance Agency Revenue, Home Mortgage, Series D, 144A, AMT, 0.1%***, 2/1/2040, LOC: Fannie Mae, Freddie Mac	29,130,000	29,130,000
California, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.14%**, Mandatory Put 4/2/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,250,000	9,250,000
California, State Kindergarten, Series A5, 0.05%***, 5/1/2034, LOC: Citibank NA & California State Teacher’s Retirement System	18,250,000	18,250,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Bay Vista At Meadow Park, Series NN-1, AMT, 0.09%***, 11/15/2037, LIQ: Fannie Mae	29,320,000	29,320,000
California, The Olympic Club Revenue, 0.46%***, 9/30/2032, LOC: Bank of America NA(a)	52,100,000	52,100,000

December 31, 2011 :: Investment Portfolio :: Cash Management Portfolio :: 25

Municipal Investments, continued

	Principal Amount	Value
California, Wells Fargo State Trusts:
Series 16C, 144A, 0.1%***, 9/1/2029, LIQ: Wells Fargo Bank NA	$42,515,000	$42,515,000
Series 72C, 144A, 0.1%***, 8/15/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,275,000	28,275,000
Series 25C, 144A, 0.1%***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,525,000	9,525,000
Channahon, IL, Morris Hospital Revenue, 0.1%***, 12/1/2034, LOC: U.S. Bank NA	5,220,000	5,220,000
Charlotte, NC, Certificates of Participation, Series D, 0.25%***, 6/1/2035, LOC: Bank of America NA(a)	19,600,000	19,600,000
Chattanooga, TN, Industrial Development Board Revenue, BlueCross Corp. Project, 0.22%***, 1/1/2028, LOC: Bank of America NA(a)	99,000,000	99,000,000
Chicago, IL, Midway Airport Revenue, Series A-1, 0.1%***, 1/1/2021, LOC: Bank of Montreal(a)	22,000,000	22,000,000
Clark County, NV, Passenger Facility Charge Revenue, McCarran International Airport, Series F-2, 0.1%***, 7/1/2022, LOC: Union Bank NA	18,000,000	18,000,000
Cleveland, OH, Airport Systems Revenue, Series D, 0.07%***, 1/1/2024, LOC: PNC Bank NA	9,725,000	9,725,000
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/89th Garage Project, 0.1%***, 1/1/2037, LOC: JPMorgan Chase Bank	17,730,000	17,730,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.08%***, 6/1/2038, LOC: JPMorgan Chase Bank NA	14,000,000	14,000,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
“I”, Series B-1, 0.15%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac(a)	18,935,000	18,935,000
“I”, Series A-2, 0.16%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac(a)	10,185,000	10,185,000
Colorado, Meridian Village Metropolitan, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.1%***, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	17,580,000	17,580,000
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.13%***, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,000,000	22,000,000
Colorado, State Educational & Cultural Facilities Authority, Linfield Christian School Project, 0.08%***, 5/1/2030, LOC: Evangelical Christian Credit Union	16,000,000	16,000,000
Colorado, Wells Fargo Stage Trust, Series 42C, 144A, AMT, 0.11%***, 11/15/2023, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,835,000	9,835,000
Colorado Springs, CO, Utilities Revenue:
Series C, 0.08%***, 11/1/2040, SPA: JPMorgan Chase Bank NA	29,415,000	29,415,000
Series B, 0.1%***, 11/1/2026, SPA: Barclays Bank PLC	11,000,000	11,000,000
Series A, 0.11%***, 11/1/2038, SPA: Bank of America NA	31,645,000	31,645,000
County of Carroll, KY, Environmental Facilities Revenue, Utilities Company Project, Series A, AMT, 0.11%***, 2/1/2032, LOC: Sumitomo Mitsui Banking	27,800,000	27,800,000
Covina, CA, Redevelopment Agency, Multi-Family Housing, ShadowHills Apartments, Inc., Series A, 0.08%***, 12/1/2015, LIQ: Fannie Mae	12,825,000	12,825,000
Eclipse Funding Trust, Solar Eclipse, Springfield, IL Electric Revenue, Series 2006-0007, 144A, 0.09%***, 3/1/2030, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	22,545,000	22,545,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.1%***, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.11%***, 7/1/2038, LOC: Northern Trust Co.	12,910,000	12,910,000
Florida, State Board of Public Education, Series 3834Z, 144A, 0.1%***, 12/1/2015, LIQ: JPMorgan Chase Bank NA	9,000,000	9,000,000
Florida, Sunshine State Governmental Financing Commission Revenue, Miami Dade County Program, Series B, 0.08%***, 9/1/2032, LOC: JPMorgan Chase Bank NA	28,500,000	28,500,000
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.09%***, 8/1/2040, SPA: Royal Bank of Canada	84,000,000	84,000,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 0.1%***, 10/1/2036, LOC: Branch Banking & Trust	10,240,000	10,240,000
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.1%***, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.11%***, 4/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,240,000	9,240,000

26 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2011

Municipal Investments, continued

	Principal Amount	Value
Hayward, CA, Multi-Family Housing Revenue, Shorewood Bay Waterford Inc., Series A, 0.08%***, 7/15/2014, LIQ: Fannie Mae	$20,000,000	$20,000,000
Houston, TX, Airport Systems Revenue, 0.09%***, 7/1/2030, LOC: Barclays Bank PLC	8,000,000	8,000,000
Houston, TX, RBC Municipal Products, Inc. Trust Certificates, Utility Systems Revenue, Series E-14, 144A, 0.1%***, 5/15/2034, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	24,070,000	24,070,000
Houston, TX, Utility Systems Revenue, Series D-1, 0.16%***, 5/15/2034, INS: AGMC, LOC: JPMorgan Chase Bank NA(a)	44,000,000	44,000,000
Houston, TX, Water & Sewer Systems Revenue, Series 27TPZ, 144A, 0.09%***, 12/1/2028, INS: AGMC, LIQ: Wells Fargo Bank NA, LOC: Wells Fargo Bank NA	15,865,000	15,865,000
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 0.08%***, 12/1/2033, LOC: Bank One NA	12,500,000	12,500,000
Illinois, Finance Authority Revenue, Series A, 0.1%***, 11/15/2022, INS: Radian, LOC: JPMorgan Chase Bank NA	12,045,000	12,045,000
Illinois, State Finance Authority Revenue, Methodist Medical Center, Series B, 0.1%***, 11/15/2041, LOC: PNC Bank NA	10,000,000	10,000,000
Illinois, State Toll Highway Authority Revenue, Series A-1A, 0.13%***, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank NA	50,000,000	50,000,000
Illinois, State Toll Highway Authority, Senior Priority, Series A-2A, 0.09%***, 7/1/2030, LOC: Bank of Tokyo-Mitsubishi UFJ	15,000,000	15,000,000
Illinois, Wells Fargo Stage Trust:
Series 50C, 144A, 0.11%***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Series 15C, 144A, 0.11%***, 10/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	24,405,000	24,405,000
Indiana, State Finance Authority Hospital Revenue, Indiana University Health:
Series A, 0.06%***, 3/1/2033, LOC: Northern Trust Co.	10,000,000	10,000,000
Series K, 0.09%***, 3/1/2033, LOC: JPMorgan Chase Bank NA(a)	31,700,000	31,700,000
Series J, 0.14%***, 3/1/2033, LOC: JPMorgan Chase Bank NA(a)	15,625,000	15,625,000
Indiana, State Municipal Power Agency, Series A, 0.09%***, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
Indiana, Wells Fargo Stage Trust, Series 41C, 144A, 0.11%***, 1/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,750,000	16,750,000
Iowa, State Finance Authority, Series C, AMT, 0.13%***, 1/1/2036, SPA: State Street Bank & Trust Co.	5,700,000	5,700,000
Iowa, State Finance Authority, Single Family Mortgage, Series C, AMT, 0.12%***, 1/1/2036, SPA: State Street Bank & Trust Co.	8,100,000	8,100,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Series B3, 0.24%***, 7/1/2033, LOC: Mizuho Corporate Bank(a)	11,400,000	11,400,000
Kansas, State Department of Transportation Highway Revenue, Series C-3, 0.06%***, 9/1/2023, SPA: JPMorgan Chase Bank NA	10,750,000	10,750,000
Kentucky, State Housing Corp. Revenue, Series O, 0.6%***, 1/1/2036, SPA: State Street Bank & Trust Co.(a)	19,160,000	19,160,000
Long Island, NY, Power Authority, Series 3A, 0.28%***, 5/1/2033, LOC: JPMorgan Chase Bank NA & Landesbank Baden-Wurttemberg	15,000,000	15,000,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.09%***, 12/1/2032, LIQ: Freddie Mac	8,200,000	8,200,000
Louisiana, Wells Fargo Stage Trust, Series 11C, 144A, 0.11%***, 5/1/2045, LIQ: Wells Fargo Bank NA	17,310,000	17,310,000
Maine, State Housing Authority Mortgage Revenue, Series B-3, AMT, 0.14%***, 11/15/2038, SPA: State Street Bank & Trust Co.	3,310,000	3,310,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.12%***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Maricopa County, AZ, Industrial Development Authority, Senior Living Facilities Revenue, Christian Care Apartments, Series A, 0.09%***, 9/15/2035, LIQ: Fannie Mae	10,845,000	10,845,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A3, 0.09%***, 1/1/2039, LOC: Bank of America NA	38,845,000	38,845,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.17%***, 3/1/2039, LOC: TD Bank NA(a)	5,225,000	5,225,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.1%***, 10/1/2030, LOC: RBS Citizens NA	26,390,000	26,390,000

December 31, 2011 :: Investment Portfolio :: Cash Management Portfolio :: 27

Municipal Investments, continued

	Principal Amount	Value
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.08%***, 9/1/2041, LOC: TD Bank NA	$11,615,000	$11,615,000
Massachusetts, State General Obligation, Series B, 0.25%***, 8/1/2015, SPA: JPMorgan Chase Bank NA	33,000,000	33,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.16%***, 10/1/2034, LOC: Bank of America NA(a)	13,410,000	13,410,000
Massachusetts, State Water Resources Authority:
Series C-2, 0.08%***, 11/1/2026, SPA: Barclays Bank PLC	20,200,000	20,200,000
Series A-1, 0.08%***, 8/1/2037, SPA: JPMorgan Chase Bank NA	20,000,000	20,000,000
Michigan, Finance Authority, School Loan:
Series B, 0.19%***, 9/1/2050, LOC: PNC Bank NA(a)	25,000,000	25,000,000
Series C, 0.19%***, 9/1/2050, LOC: Bank of Montreal(a)	21,000,000	21,000,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Hope College, Series B, 0.09%***, 4/1/2032, LOC: PNC Bank NA	17,430,000	17,430,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.13%***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	31,000,000	31,000,000
Series L-25, 144A, AMT, 0.13%***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Michigan, State Strategic Fund Limited Obligation Revenue, Kroger Co., Recovery Zone Facility, 0.1%***, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Michigan, Wells Fargo Stage Trust, Series 90C, 144A, 0.11%***, 7/1/2035, LIQ: Wells Fargo Bank NA	14,510,000	14,510,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.17%***, Mandatory Put 4/2/2012 @ 100, 11/15/2047, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.12%***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.17%***, 12/1/2043, LOC: U.S. Bank NA(a)	11,500,000	11,500,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project, Series C, 0.03%***, 12/1/2030, GTY: Chevron Corp.	8,295,000	8,295,000
Mississippi, State Business Finance Corp., Gulf Opportunity Zone Revenue, Tindall Corp. Project, 0.09%***, 4/1/2028, LOC: Wells Fargo Bank NA	9,005,000	9,005,000
Missouri, State Health & Educational Facilities Authority, Ascension Health, Series C-3, 0.07%***, 11/15/2039	14,000,000	14,000,000
Missouri, State Health & Educational Facilities Authority, SSM Health Care Corp., Series E, 0.04%***, 6/1/2045, LOC: PNC Bank NA	22,660,000	22,660,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.08%***, 1/1/2036, LOC: JPMorgan Chase Bank NA	27,530,000	27,530,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 0.23%***, 11/1/2027, LOC: Bank of America NA	30,790,000	30,790,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing, Weatherly Ridge Apartments, Series A, AMT, 0.13%***, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.1%***, 10/15/2032, LIQ: Fannie Mae	11,815,000	11,815,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.18%***, 12/1/2032, LOC: Royal Bank of Canada(a)	24,401,000	24,401,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series C, 0.09%***, 7/1/2038, LOC: JPMorgan Chase Bank NA(a)	21,495,000	21,495,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.12%***, 4/1/2034, LOC: Royal Bank of Canada	19,485,000	19,485,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.11%***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, State Dormitory Authority Revenues, Non State Supported Debt, Series 47C, 144A, 0.11%***, 7/1/2050, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	20,595,000	20,595,000

28  :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2011

Municipal Investments, continued

	Principal Amount	Value
New York, State Dormitory Authority Revenues, Non-State Supported Debt, St. John’s University, Series B-2, 0.08%***, 7/1/2037, LOC: Bank of America NA	$32,000,000	$32,000,000
New York, State Dormitory Authority Revenues, Secondary Issues, Series R-12121, 0.1%***, 4/1/2015, LIQ: Citibank NA	15,830,000	15,830,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York, Inc.:
Series A-2, 144A, 0.06%***, 5/1/2039, LOC: Mizuho Corporate Bank	21,100,000	21,100,000
Series A-1, 144A, 0.07%***, 5/1/2039, LOC: Mizuho Corporate Bank	22,300,000	22,300,000
Series C-3, 144A, AMT, 0.08%***, 11/1/2039, LOC: Mizuho Corporate Bank	27,000,000	27,000,000
Series C-1, 144A, AMT, 0.09%***, 11/1/2039, LOC: Mizuho Corporate Bank	11,200,000	11,200,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties, Series A, 0.08%***, 5/15/2037, LIQ: Fannie Mae	29,660,000	29,660,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 1.25%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen(a)	11,750,000	11,750,000
New York, State Housing Finance Agency Revenue, West 38 Street, Series A, AMT, 0.09%***, 5/15/2033, LIQ: Fannie Mae	16,000,000	16,000,000
New York, State Housing Finance Agency, Affordable Housing Revenue, Clinton Park Housing, Series A, 0.1%***, 11/1/2044, LOC: Wells Fargo Bank NA	21,750,000	21,750,000
New York, State Housing Finance Agency, Affordable Housing Revenue, Clinton Park Phase II, Series A-1, 0.09%***, 11/1/2049, LOC: Wells Fargo Bank NA	19,000,000	19,000,000
New York, State Mortgage Agency, Homeowner Revenue, Series 153, AMT, 0.11%***, 4/1/2047, SPA: Barclays Bank PLC	25,000,000	25,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.3%***, 6/15/2044, LIQ: Citibank NA(a)	8,000,000	8,000,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School, 0.12%***, 12/1/2031, LOC: Branch Banking & Trust	12,190,000	12,190,000
North Carolina, State Capital Facilities Finance Agency Revenue, ELON University, 0.11%***, 1/1/2035, LOC: Bank of America NA	19,935,000	19,935,000
Nuveen Arizona Premium Income
Municipal Fund, Inc.,
Series T30017-I, 144A,
0.3%***, 8/1/2014,
LIQ: Citibank NA(a)	27,900,000	27,900,000
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.3%***, 8/1/2014, LIQ: Citibank NA(a)	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.25%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, Housing Finance Agency, Residential Mortgage-Backed Revenue, Series F, AMT, 0.15%***, 3/1/2037, SPA: Citibank NA	31,930,000	31,930,000
Ohio, State Housing Finance Agency, Residental Mortgage Revenue, Series M, AMT, 0.15%***, 9/1/2036, SPA: Citibank NA	32,000,000	32,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.15%***, 9/1/2036, SPA: State Street Bank & Trust Co.	68,405,000	68,405,000
Oklahoma, State Turnpike Authority Revenue, Series B, 0.08%***, 1/1/2028, SPA: Royal Bank of Canada	20,330,000	20,330,000
Orlando & Orange County, FL, Expressway Authority, Series C-1, 0.1%***, 7/1/2025, INS: AGMC, LOC: JPMorgan Chase Bank NA	26,000,000	26,000,000
Palm Beach County, FL, Solid Waste Authority Revenue, 1.0%, Mandatory Put 1/12/2012 @ 100, 10/1/2031	100,000,000	100,017,369
Philadelphia, PA, Authority for Industrial Development, Series B-3, 0.07%***, 10/1/2030, LOC: PNC Bank NA	10,655,000	10,655,000
Philadelphia, PA, Gas Works Revenue, Series D, 0.07%***, 8/1/2031, LOC: Bank of America NA	25,000,000	25,000,000
Raleigh Durham, NC, Airport Authority Revenue, Series C, 0.1%***, 5/1/2036, LOC: U.S. Bank NA	10,595,000	10,595,000
Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series C, 0.12%***, 8/15/2036, LOC: Bank of America NA	12,500,000	12,500,000
San Jose, CA, Financing Authority, Series E2, 0.16%***, 6/1/2025, LOC: U.S. Bank NA(a)	12,455,000	12,455,000

December 31, 2011 :: Investment Portfolio :: Cash Management Portfolio :: 29

Municipal Investments, continued

	Principal Amount	Value
San Jose, CA, Financing Authority Lease Revenue, Hayes Mansion, Series D, 0.17%***, 6/1/2025, LOC: U.S. Bank NA(a)	$40,985,000	$40,985,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.2%***, 6/1/2025, LOC: Bank of America NA(a)	12,460,000	12,460,000
South Carolina, State Jobs-Economic Development Authority, Economic Development Revenue, Bon Secours Health Systems, 0.1%***, 11/1/2042, INS: AGMC, LOC: JPMorgan Chase Bank NA	17,500,000	17,500,000
Southern California, Metropolitan Water District, State Authorization, Series B, 0.07%***, 7/1/2028, SPA: Landesbank Hessen-Thuringen	16,600,000	16,600,000
St. James Parish, LA, Nustar Logistics, Series A, 0.09%***, 10/1/2040, LOC: JPMorgan Chase Bank NA	12,500,000	12,500,000
Stafford County, VA, Industrial Development Authority Revenue, Series B-1, 0.15%***, 8/1/2028, LOC: Bank of America NA	21,505,000	21,505,000
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 144A, 0.09%***, 7/1/2015, LOC: Barclays Bank PLC	12,550,000	12,550,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.1%***, 4/1/2021, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	24,570,000	24,570,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.13%***, 10/1/2039, LOC: Citibank NA	10,895,000	10,895,000
Texas, Lower Neches Valley Authority, Industrial Development Corp., Series B-2, AMT, 0.03%***, 12/1/2039, GTY: Exxon Mobil Corp.	7,880,000	7,880,000
Texas, RBC Municipal Products, Inc. Trust, Series E-27, 144A, 0.1%***, 6/1/2027, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Texas, State General Obligation:
Series E, 0.14%***, 12/1/2026, SPA: JPMorgan Chase Bank NA(a)	19,000,000	19,000,000
Series E, 0.15%***, 6/1/2032, LOC: Sumitomo Mitsui Banking(a)	24,435,000	24,435,000
Texas, State Higher Education Authority, Series L-46, 144A, AMT, 0.13%***, 12/1/2034, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	52,995,000	52,995,000
Texas, State Veterans Housing Assistance Fund II:
Series C, 0.14%***, 6/1/2031, SPA: JPMorgan Chase & Co.(a)	11,255,000	11,255,000
Series A, 144A, AMT, 0.14%***, 6/1/2034, SPA: Landesbank Hessen-Thuringen	18,395,000	18,395,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A,
0.07%***, 8/30/2012,
LIQ: JPMorgan Chase & Co.	95,000,000	95,000,000
Series 3946, 144A, 0.07%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	90,975,000	90,975,000
Series 3953, 144A, 0.07%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	166,075,000	166,075,000
Series 3964, 144A, 0.07%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	195,000,000	195,000,000
Texas, University of Houston Revenues, Consolidated Systems, 0.08%***, 2/15/2024	8,860,000	8,860,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.11%***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.1%***, 7/1/2037, LOC: Bank of Scotland	20,430,000	20,430,000
Troy, NY, Capital Resource Corp. Revenue, Series 4C, 144A, 0.11%***, 9/1/2040, LIQ: Wells Fargo Bank NA	18,715,000	18,715,000
Tulsa, OK, Airports Improvement Trust, Special Facility Revenue, Bizjet International Sales & Support, Inc., 144A, AMT, 0.14%***, 8/1/2018, LOC: Landesbank Hessen-Thuringen	10,120,000	10,120,000
Union County, NC, Enterprise Systems Revenue, 0.07%***, 6/1/2034, LOC: Bank of America NA	13,700,000	13,700,000
University of California Revenue, Series R-12236, 0.07%***, 10/1/2015, INS: AGMC, FGIC, LIQ: Citibank NA	15,000,000	15,000,000
University of New Mexico, Systems Improvement Revenues, 0.1%***, 6/1/2026, SPA: JPMorgan Chase Bank NA	33,625,000	33,625,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Series A, 0.08%***, 12/1/2030, LOC: TD BankNorth NA	7,070,000	7,070,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.12%***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.15%***, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000

30 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2011

Municipal Investments, continued

	Principal Amount	Value
Washington, State Health Care Facilities Authority, Swedish Health Services:
Series B, 0.09%***, 11/15/2046, LOC: Citibank NA	$13,000,000	$13,000,000
Series C, 0.09%***, 11/15/2046, LOC: Citibank NA	14,000,000	14,000,000
Washington, State Housing Finance Commission, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.13%***, 6/15/2037, LIQ: Fannie Mae	6,125,000	6,125,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.11%***, 12/1/2037, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	10,360,000	10,360,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport:
Series E2, AMT, 0.1%***, 12/1/2028, LOC: PNC Bank NA	16,000,000	16,000,000
Series E1, AMT, 0.11%***, 12/1/2028, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.15%***, 3/1/2033, LOC: Fannie Mae, Freddie Mac(a)	13,905,000	13,905,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Mercy Alliance, Inc., 0.06%***, 6/1/2039, LOC: U.S. Bank NA	23,000,000	23,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Oakwood Village Apartments, Inc., 0.06%***, 8/15/2028, LOC: BMO Harris Bank NA	9,095,000	9,095,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.12%***, 4/1/2042, LOC: Wells Fargo Bank NA	24,600,000	24,600,000
Wyoming, Student Loan Corp. Revenue, Series A-3, 0.08%***, 12/1/2043, LOC: Royal Bank of Canada	40,000,000	40,000,000
Total Municipal Investments (Cost $4,389,093,369)		4,389,093,369
Repurchase Agreements 0.5%
JPMorgan Securities, Inc., 0.16%, dated 12/30/2011, to be repurchased at $100,001,778 on 1/3/2012(b) (Cost $100,000,000)	100,000,000	100,000,000

	% of Net Assets
Total Investment Portfolio ($19,901,627,274)[	95.8	19,901,627,274
Other Assets and Liabilities, Net	4.2	882,549,401
Net Assets	100.0	$20,784,176,675

*

Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2011.

**	Annualized yield at time of purchase; not a coupon rate.
***

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of December 31, 2011.

[	The cost for federal income tax purposes was $19,901,627,274.
(a)	Taxable issue.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
50,870,000	Federated Republic of Brazil	8.875–12.75	1/15/2020–4/15/2024	84,676,763
20,000,000	Republic of South Africa	7.375	4/25/2012	20,325,000
Total Collateral Value				105,001,763

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Radian: Radian Asset Assurance, Inc.

SPA: Standby Bond Purchase Agreement

December 31, 2011 :: Investment Portfolio :: Cash Management Portfolio :: 31

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(c)	$—	$19,801,627,274	$—	$19,801,627,274
Repurchase Agreements	$—	$100,000,000	$—	$100,000,000
Total	$—	$19,901,627,274	$—	$19,901,627,274

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended December 31, 2011.

(c)  See Investment Portfolio for additional detailed categorizations.

32 :: Cash Management Portfolio :: Financial Statements

Statement of Assets and Liabilities
as of December 31, 2011

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$19,901,627,274
Cash	702,330,627
Receivable for investments sold	161,146,638
Interest receivable	21,929,547
Other assets	408,290
TOTAL ASSETS	20,787,442,376
LIABILITIES:
Accrued management fee	2,182,416
Other accrued expenses and payables	1,083,285
TOTAL LIABILITIES	3,265,701
NET ASSETS, AT VALUE	$20,784,176,675

Statement of Operations
For the Year Ended December 31, 2011

INVESTMENT INCOME:
Income:
Interest	$66,333,359
EXPENSES:
Management fee	32,771,738
Administration fee	7,827,308
Custodian fee	98,023
Professional fees	124,799
Reports to shareholders	22,736
Trustees’ fees and expenses	668,115
Other	919,172
Total expenses before expense reductions	42,431,891
Expense reductions	(2,631,189)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	39,800,702
NET INVESTMENT INCOME	26,532,657
Net realized gain (loss) from investments	1,557,847
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,090,504

See accompanying notes to the financial statements.

Financial Statements :: Cash Management Portfolio ::	33

Statement of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,532,657	$54,765,972
Net realized gain (loss)	1,557,847	1,171,699
Net increase (decrease) in net assets resulting from operations	28,090,504	55,937,671

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	230,841,771,646	321,400,411,976
Value of capital withdrawn	(244,517,559,931)	(329,490,407,575)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(13,675,788,285)	(8,089,995,599)
INCREASE (DECREASE) IN NET ASSETS	(13,647,697,781)	(8,034,057,928)
Net assets at beginning of period	34,431,874,456	42,465,932,384
Net assets at end of period	$20,784,176,675	$34,431,874,456

See accompanying notes to the financial statements.

34 :: Cash Management Portfolio :: Financial Highlights

	Year ended Dec. 31, 2011	Year ended Dec. 31, 2010	Year ended Dec. 31, 2009	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	20,784	34,432	42,466	29,653	33,739
Ratio of expenses before expense reductions (%)	.16	.17	.16	.17	.17
Ratio of expenses after expense reductions (%)	.15	.16	.14	.13	.14
Ratio of net investment income (%)	.10	.16	.43	2.85	5.14
Total Return (%)(a),(b)	.11	.17	.48	2.81	5.31

(a)  Total return would have been lower had certain expenses not been reduced.

(b)  Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

See accompanying notes to the financial statements.

December 31, 2011 :: Notes to Financial Statements :: Cash Management Portfolio :: 35

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York business trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2011, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 11%, 10%, 5% and 72%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

36 :: Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2011

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

For the period from January 1, 2011 through July 26, 2011, the Advisor had voluntarily agreed to waive total operating expenses at 0.16% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

Effective July 27, 2011, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund’s average daily net assets. The waiver may be changed or terminated at anytime without notice.

For the year ended December 31, 2011, the Advisor waived a portion of its management fee aggregating $2,631,189, and the amount charged aggregated $30,140,549, which was equivalent to an annual effective rate of 0.12% of the Portfolio’s average daily net assets.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2011, the Administration Fee was $7,827,308, of which $569,638 is unpaid.

Filing Service Fees

Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portlfolio. For the year ended December 31, 2011, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “reports to shareholders” aggregated $3,074, of which $1,343 is unpaid.

Trustees’ Fees and Expenses

The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2011.

Report of Independent Registered Public Accounting Firm :: Cash Management Portfolio :: 37

To the Trustees and Holders of Beneficial Interest of Cash Management Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Cash Management Portfolio (hereafter referred to as the “Portfolio”) at December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2012

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P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the Profunds’ website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/11

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UltraSmall-Cap
UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear
Short Mid-Cap
Short Small-Cap
Short Dow 30
Short NASDAQ-100
Short International
Short Emerging Markets
UltraShort Dow 30
UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks
Basic Materials
Biotechnology
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Internet
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus
Rising Rates Opportunity
Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

DECEMBER 31, 2011

Annual Report

1	Message from the Chairman
3	Management Discussion of Fund Performance
7	Financial Statements and Financial Highlights
8	ProFund VP Bull
18	ProFund VP Mid-Cap
23	ProFund VP Small-Cap
39	ProFund VP Dow 30
44	ProFund VP NASDAQ-100
50	ProFund VP Large-Cap Value
59	ProFund VP Large-Cap Growth
67	ProFund VP Mid-Cap Value
75	ProFund VP Mid-Cap Growth
82	ProFund VP Small-Cap Value
91	ProFund VP Small-Cap Growth
99	ProFund VP Asia 30
104	ProFund VP Europe 30
109	ProFund VP International
114	ProFund VP Emerging Markets
120	ProFund VP Japan
125	ProFund VP UltraBull
135	ProFund VP UltraMid-Cap
144	ProFund VP UltraSmall-Cap
160	ProFund VP UltraNASDAQ-100
166	ProFund VP Bear
171	ProFund VP Short Mid-Cap
176	ProFund VP Short Small-Cap
181	ProFund VP Short Dow 30
186	ProFund VP Short NASDAQ-100
191	ProFund VP Short International
196	ProFund VP Short Emerging Markets
201	ProFund VP UltraShort Dow 30
206	ProFund VP UltraShort NASDAQ-100
211	ProFund VP Banks
216	ProFund VP Basic Materials
221	ProFund VP Biotechnology
226	ProFund VP Consumer Goods
232	ProFund VP Consumer Services
239	ProFund VP Financials
246	ProFund VP Health Care
252	ProFund VP Industrials
259	ProFund VP Internet
264	ProFund VP Oil & Gas
270	ProFund VP Pharmaceuticals
275	ProFund VP Precious Metals
280	ProFund VP Real Estate
285	ProFund VP Semiconductor
290	ProFund VP Technology
296	ProFund VP Telecommunications
301	ProFund VP Utilities
306	ProFund VP U.S. Government Plus
311	ProFund VP Rising Rates Opportunity
316	ProFund VP Falling U.S. Dollar
322	ProFund VP Money Market
327	Notes to Financial Statements
350	Report of Independent Registered Public Accounting Firm
351	Additional Tax Information
352	Board Approval of Investment Advisory Agreement
355	Expense Examples
359	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2011.

Foreign Equity Markets Flounder; U.S. Markets Are Mixed

Many major equity markets worldwide declined in 2011, as the European debt crisis and fears about global economic growth sent investors searching for safer investments. U.S. markets were among the most resilient. The S&P 500® Index ended the 12-month period with a small gain of 2.1% after an extremely volatile second half, which included the U.S. credit rating downgrade and deteriorating conditions in Europe. Smaller capitalization U.S. stocks underperformed large cap stocks, with the S&P MidCap 400® Index and the Russell 2000® Index down 1.7% and 4.2%, respectively.

Sector indexes delivered mixed returns for the 12-month period, as measured by the Dow Jones U.S. Industry IndexesSM. The utilities, health care, and consumer goods sectors were strong performers, with gains of 19.2%, 11.8% and 8.8%, respectively. But basic materials and financials were weak, with declines of 14.7% and 12.8%, respectively. Other sectors posted moderately positive to flat returns.

Foreign equity markets sustained heavy losses in 2011, as contagion from the European debt crisis spilled over into other developed and emerging markets. The MSCI EAFE Index fell 11.7%, the MSCI Europe Index dropped 10.5%, and the MSCI Emerging Market Index was especially hard hit, down 18.3%.

The U.S. dollar gained 1.5% against the basket of major currencies that comprise the U.S. Dollar Index, with strong gains in the second half of the year making up for weakness in the first half.

Treasury Market Soars

U.S. Treasury securities soared amid a massive flight to quality, as investors shed equities and other risk assets in favor of “safe-haven” U.S. government debt. The Ryan Labs Treasury 10 Year Index was up 17.0% during the 12-month period and the Ryan Labs Treasury 30 Year Index rose a remarkable 35.3%. The broader fixed income market gained 7.8%, as measured by the Barclays Capital U.S. Aggregate Bond Index®.

Whether you are bullish or bearish on different segments of the market, we offer tools that can help you express your view and manage risk. To learn more about our innovative array of funds, please visit us at ProFunds.com.

We appreciate the trust and confidence you have placed in us by investing in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

(1)   All investment performance index figures above reflect total return performance. You may not invest directly in an index.

(2)   All sector returns refer to Dow Jones Sector/Industry Indexes.

1

This Page Intentionally Left Blank

Management Discussion of Fund Performance

4  ::  Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”)(1) is designed to seek daily investment results that, before fees and expenses, correspond to the performance of a daily benchmark such as the daily performance or multiple (e.g., 1.25x or 2x), inverse (-1x) or inverse multiple (e.g., -1.25x or -2x) of the daily performance of an index or security (each such index or security, a “benchmark”). ProFund Advisors LLC (“PFA”), the Funds’ investment advisor, uses a mathematical approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.(2)

Each Geared Fund, those other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Money Market seeks investment results for a single day only, not for longer periods. The return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company, other than for cash management purposes. In addition, PFA does not conduct conventional research or analysis (other than determining counterparty creditworthiness); forecast market movements; trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds use investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). The use of these investment techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a Fund’s benchmark, including credit or counterparty risk on the amount the Fund expects to receive from a derivatives counterparty. If a counterparty becomes bankrupt, or otherwise fails to perform on its obligations, the value of your investment in the Fund may decline. The Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically only enter into derivatives with counterparties that PFA has determined to be large, well capitalized and well established financial institutions.

Factors that materially affected the performance of each Fund during the year ended December 31, 2011(3):

•                  Primary factors affecting Fund performance include the following: the total return of the benchmark; the volatility of the benchmark; financing rates paid or earned by the Fund associated with cash and derivative positions utilized in obtaining leveraged, inverse or inverse leveraged exposure to the benchmark; and fees, expenses, and transaction costs.

•                  Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are the principal factors driving fund performance.(4)

•                  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to return a multiple (e.g., 1.25x or 2x), the inverse (-1x) or an inverse multiple (e.g., -1.25x or -2x) of its benchmark return for a single day only. The return of a Geared Fund for a period longer than one day is the result of its return for each day compounded over the period and thus is likely to differ from the Geared Fund’s multiple times the return of the Geared Fund’s benchmark for the period. Compounding is a universal mathematical concept that applies to all investments, but has a magnified effect on leveraged, inverse and inverse leveraged funds. When held for longer than one day, compounding can improve returns (i.e., increase returns or decrease losses) in trending low volatility markets as compared to the index returns times the Fund multiple. In more volatile periods, compounding commonly reduces returns or increases losses over periods greater than one day as compared to the benchmark return times the Fund multiple. The magnitude of such differences attributable to compounding is a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, benchmark volatility and magnitude of benchmark return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of benchmark return will generally contribute to more adverse (beneficial) deviations.

(1)          Other than ProFund VP Money Market

(2)          A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of twice (2x) the daily return of the NASDAQ-100 Index.

(3)          Past performance is not a guarantee of future results.

(4)          Unlike the ProFunds VP, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will generally differ from the Fund’s benchmark performance.

Management Discussion of Fund Performance (unaudited)  ::  5

Daily volatility for the U.S. equity markets increased from a year ago. For example, the volatility for the S&P 500 for the year ended December 31, 2011, was 23.37%, which was higher than the prior year’s volatility of 18.06%. The volatility of each benchmark is shown below.

Underlying Benckmark	One Year Benchmark Volatility
ProFunds Asia 30 Index®	32.36%
Bank of New York Mellon Emerging Markets 50 ADR Index	27.96%
Dow Jones Internet Composite Index	29.69%
Dow Jones Industrial Average	20.96%
Dow Jones Precious Metals Index	30.41%
Dow Jones U.S. Banks Index	39.61%
Dow Jones U.S. Basic Materials Index	33.63%
Dow Jones U.S. Biotechnology Index	22.05%
Dow Jones U.S. Consumer Goods Index	18.11%
Dow Jones U.S. Consumer Services Index	22.40%
Dow Jones U.S. Financials Index	32.45%
Dow Jones U.S. Health Care Index	19.93%
Dow Jones U.S. Industrials Index	27.71%
Dow Jones U.S. Oil & Gas Index	30.94%
Dow Jones U.S. Pharmaceuticals Index	17.76%
Dow Jones U.S. Real Estate Index	28.67%
Dow Jones U.S. Semiconductors Index	28.63%
Dow Jones U.S. Technology Index	24.41%
Dow Jones U.S. Telecommunications Index	18.41%
Dow Jones U.S. Utilities Index	17.22%
ProFunds Europe 30 Index®	31.22%
MSCI EAFE Index®	23.25%
NASDAQ-100® Index	23.85%
Nikkei 225 Stock Average	23.78%
Russell 2000® Index	33.12%
Ryan Labs 30 Year Treasury Return Index	20.16%
S&P 500 Growth Index	22.46%
S&P 500 Value Index	24.76%
S&P 500® Index	23.37%
S&P MidCap 400 Index	28.69%
S&P MidCap 400 Growth Index	28.91%
S&P MidCap 400 Value Index	28.76%
S&P SmallCap 600 Growth Index	31.42%
S&P SmallCap 600 Value Index	35.60%
U.S. Dollar Index	9.02%

6  ::  Management Discussion of Fund Performance (unaudited)

•                  Cost of Obtaining Leverage, Inverse and Inverse Leveraged Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark was generally negatively impacted by costs associated with leveraged investment techniques. Similarly, certain Inverse Funds, primarily those benchmarked to International and Treasury indexes, were negatively impacted due to unfavorable financing rates. The performance impact with obtaining leveraged, inverse or inverse leveraged varied over the period.

One week Libor, (the most common benchmark financing rate for the Funds) was 0.25% at the beginning of the period and lessened to 0.21% at the end of the period. Each Ultra ProFund VP essentially pays one times this rate plus a spread, while each Inverse ProFund VP (including ProFund VP Bear) and UltraShort ProFund VP (including ProFund VP UltraShort Dow 30) essentially receives two. and three times this rate plus a spread, respectively.

•                  Stock Dividends and Bond Income: The performance of Funds with an investment objective that is a positive multiple of a benchmark was positively impacted by effectively capturing a multiple of the dividend or income yield associated with the benchmark. Inverse Funds were negatively impacted by virtue of effectively paying out a multiple of the dividend or income yield associated with the benchmark.

•                  Fees, Expenses and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple, have inverse or inverse multiples and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other funds’ benchmarks.

Financial Statements and Financial Highlights

8  ::  ProFund VP Bull  ::  Management Discussion of Fund Performance

ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 0.00%. For the same period, the Index had a total return of 2.09%(1) and a volatility of 23.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Bull	0.00%	-2.01%	0.92%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bull	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	42%
Futures Contracts	14%
Swap Agreements	44%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.5%
Apple Computer, Inc.	1.4%
International Business Machines Corp.	0.8%
Chevron Corp.	0.8%
Microsoft Corp.	0.7%

S&P 500 Index – Composition

% of Index
Consumer Non-Cyclical	23%
Financial	14%
Technology	14%
Energy	12%
Industrial	11%
Communications	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements  ::  ProFund VP Bull  ::  9

Schedule of Portfolio Investments  ::  December 31, 2011

Common Stocks (41.8%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,420	$197,787
Abbott Laboratories (Pharmaceuticals)	5,412	304,317
Abercrombie & Fitch Co.—Class A (Retail)	308	15,043
Accenture PLC—Class A (Computers)	2,244	119,448
ACE, Ltd. (Insurance)	1,188	83,303
Adobe Systems, Inc.* (Software)	1,716	48,511
Advanced Micro Devices, Inc.* (Semiconductors)	2,024	10,930
Aetna, Inc. (Healthcare-Services)	1,276	53,834
AFLAC, Inc. (Insurance)	1,628	70,427
Agilent Technologies, Inc.* (Electronics)	1,188	41,497
AGL Resources, Inc. (Gas)	397	16,757
Air Products & Chemicals, Inc. (Chemicals)	748	63,722
Airgas, Inc. (Chemicals)	220	17,178
Akamai Technologies, Inc.* (Internet)	616	19,884
Alcoa, Inc. (Mining)	3,696	31,970
Allegheny Technologies, Inc. (Iron/Steel)	352	16,826
Allergan, Inc. (Pharmaceuticals)	1,056	92,653
Allstate Corp. (Insurance)	1,760	48,242
Alpha Natural Resources, Inc.* (Coal)	748	15,282
Altera Corp. (Semiconductors)	1,100	40,810
Altria Group, Inc. (Agriculture)	7,172	212,650
Amazon.com, Inc.* (Internet)	1,276	220,876
Ameren Corp. (Electric)	836	27,697
American Electric Power, Inc. (Electric)	1,672	69,070
American Express Co. (Diversified Financial Services)	3,520	166,038
American International Group, Inc.* (Insurance)	1,540	35,728
American Tower Corp. (Telecommunications)	1,364	81,854
Ameriprise Financial, Inc. (Diversified Financial Services)	792	39,315
AmerisourceBergen Corp. (Pharmaceuticals)	880	32,727
Amgen, Inc. (Biotechnology)	2,772	177,990
Amphenol Corp.—Class A (Electronics)	572	25,963
Anadarko Petroleum Corp. (Oil & Gas)	1,716	130,982
Analog Devices, Inc. (Semiconductors)	1,056	37,784
AON Corp. (Insurance)	1,144	53,539
Apache Corp. (Oil & Gas)	1,320	119,566
Apartment Investment and Management Co.—Class A (REIT)	440	10,080
Apollo Group, Inc.—Class A* (Commercial Services)	396	21,333
Apple Computer, Inc.* (Computers)	3,256	1,318,680
Applied Materials, Inc. (Semiconductors)	4,532	48,538
Archer-Daniels-Midland Co. (Agriculture)	2,332	66,695
Assurant, Inc. (Insurance)	308	12,646
AT&T, Inc. (Telecommunications)	20,636	624,033
Autodesk, Inc.* (Software)	792	24,021
Automatic Data Processing, Inc. (Commercial Services)	1,716	92,681
AutoNation, Inc.* (Retail)	176	6,489
AutoZone, Inc.* (Retail)	88	28,597
AvalonBay Communities, Inc. (REIT)	352	45,971
Avery Dennison Corp. (Household Products/Wares)	352	10,095
Avon Products, Inc. (Cosmetics/Personal Care)	1,496	26,135
Baker Hughes, Inc. (Oil & Gas Services)	1,540	74,906
Ball Corp. (Packaging & Containers)	572	20,426
Bank of America Corp. (Banks)	35,288	196,201
Bank of New York Mellon Corp. (Banks)	4,224	84,100
Bard (C.R.), Inc. (Healthcare-Products)	308	26,334
Baxter International, Inc. (Healthcare-Products)	1,980	97,970
BB&T Corp. (Banks)	2,420	60,911
Beam, Inc. (Beverages)	528	27,049
Becton, Dickinson & Co. (Healthcare-Products)	748	55,891
Bed Bath & Beyond, Inc.* (Retail)	836	48,463
Bemis Co., Inc. (Packaging & Containers)	352	10,588
Berkshire Hathaway, Inc.—Class B* (Insurance)	6,116	466,651
Best Buy Co., Inc. (Retail)	1,012	23,650
Big Lots, Inc.* (Retail)	220	8,307
Biogen Idec, Inc.* (Biotechnology)	836	92,002
BlackRock, Inc. (Diversified Financial Services)	352	62,741
BMC Software, Inc.* (Software)	572	18,750
Boeing Co. (Aerospace/Defense)	2,596	190,417
BorgWarner, Inc.* (Auto Parts & Equipment)	396	25,241
Boston Properties, Inc. (REIT)	528	52,589
Boston Scientific Corp.* (Healthcare-Products)	5,148	27,490
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,896	207,775
Broadcom Corp.—Class A (Semiconductors)	1,672	49,090
Brown-Forman Corp. (Beverages)	352	28,340
C.H. Robinson Worldwide, Inc. (Transportation)	572	39,914
CA, Inc. (Software)	1,276	25,794
Cablevision Systems Corp. NY—Class A (Media)	748	10,637
Cabot Oil & Gas Corp. (Oil & Gas)	352	26,717
Cameron International Corp.* (Oil & Gas Services)	836	41,123
Campbell Soup Co. (Food)	616	20,476
Capital One Financial Corp. (Banks)	1,584	66,987
Cardinal Health, Inc. (Pharmaceuticals)	1,188	48,245
CareFusion Corp.* (Healthcare-Products)	792	20,125
CarMax, Inc.* (Retail)	792	24,140
Carnival Corp.—Class A (Leisure Time)	1,584	51,702
Caterpillar, Inc. (Machinery-Construction & Mining)	2,244	203,306
CBRE Group, Inc.—Class A* (Real Estate)	1,144	17,412
CBS Corp.—Class B (Media)	2,288	62,096
Celgene Corp.* (Biotechnology)	1,540	104,104
CenterPoint Energy, Inc. (Gas)	1,496	30,055
CenturyLink, Inc. (Telecommunications)	2,156	80,203
Cerner Corp.* (Software)	528	32,340
CF Industries Holdings, Inc. (Chemicals)	220	31,896
Chesapeake Energy Corp. (Oil & Gas)	2,288	51,000
Chevron Corp. (Oil & Gas)	6,952	739,693
Chipotle Mexican Grill, Inc.* (Retail)	88	29,721
Chubb Corp. (Insurance)	968	67,005
CIGNA Corp. (Healthcare-Services)	1,012	42,504
Cincinnati Financial Corp. (Insurance)	572	17,423
Cintas Corp. (Textiles)	396	13,785
Cisco Systems, Inc. (Telecommunications)	18,700	338,096
Citigroup, Inc. (Banks)	10,164	267,415
Citrix Systems, Inc.* (Software)	660	40,075
Cliffs Natural Resources, Inc. (Iron/Steel)	484	30,177
Clorox Co. (Household Products/Wares)	440	29,286
CME Group, Inc. (Diversified Financial Services)	220	53,607
CMS Energy Corp. (Electric)	880	19,430
Coach, Inc. (Apparel)	1,012	61,773
Coca-Cola Co. (Beverages)	7,920	554,162
Coca-Cola Enterprises, Inc. (Beverages)	1,100	28,358
Cognizant Technology Solutions Corp.* (Computers)	1,056	67,911

See accompanying notes to the financial statements.

10  ::  ProFund VP Bull  ::  Financial Statements

Common Stocks, continued

	Shares	Value
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,672	$154,476
Comcast Corp.—Class A (Media)	9,504	225,340
Comerica, Inc. (Banks)	704	18,163
Computer Sciences Corp. (Computers)	528	12,514
ConAgra Foods, Inc. (Food)	1,452	38,333
ConocoPhillips (Oil & Gas)	4,620	336,659
CONSOL Energy, Inc. (Coal)	792	29,066
Consolidated Edison, Inc. (Electric)	1,012	62,774
Constellation Brands, Inc.* (Beverages)	616	12,733
Constellation Energy Group, Inc. (Electric)	704	27,928
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	572	30,974
Corning, Inc. (Telecommunications)	5,456	70,819
Costco Wholesale Corp. (Retail)	1,496	124,647
Coventry Health Care, Inc.* (Healthcare-Services)	484	14,699
Covidien PLC (Healthcare-Products)	1,672	75,257
CSX Corp. (Transportation)	3,652	76,911
Cummins, Inc. (Machinery-Diversified)	660	58,093
CVS Caremark Corp. (Retail)	4,532	184,815
D.R. Horton, Inc. (Home Builders)	968	12,206
Danaher Corp. (Miscellaneous Manufacturing)	1,980	93,139
Darden Restaurants, Inc. (Retail)	440	20,055
DaVita, Inc.* (Healthcare-Services)	308	23,350
Dean Foods Co.* (Food)	660	7,392
Deere & Co. (Machinery-Diversified)	1,452	112,312
Dell, Inc.* (Computers)	5,324	77,890
Denbury Resources, Inc.* (Oil & Gas)	1,364	20,596
DENTSPLY International, Inc. (Healthcare-Products)	484	16,935
Devon Energy Corp. (Oil & Gas)	1,408	87,296
DeVry, Inc. (Commercial Services)	220	8,461
Diamond Offshore Drilling, Inc. (Oil & Gas)	264	14,589
DIRECTV—Class A* (Media)	2,464	105,361
Discover Financial Services (Diversified Financial Services)	1,892	45,408
Discovery Communications, Inc.—Class A* (Media)	924	37,856
Dollar Tree, Inc.* (Retail)	396	32,912
Dominion Resources, Inc. (Electric)	1,980	105,098
Dover Corp. (Miscellaneous Manufacturing)	660	38,313
Dr. Pepper Snapple Group, Inc. (Beverages)	748	29,531
DTE Energy Co. (Electric)	572	31,145
Duke Energy Corp. (Electric)	4,620	101,640
Dun & Bradstreet Corp. (Software)	176	13,170
E*TRADE Financial Corp.* (Diversified Financial Services)	880	7,005
E.I. du Pont de Nemours & Co. (Chemicals)	3,212	147,045
Eastman Chemical Co. (Chemicals)	484	18,905
Eaton Corp. (Miscellaneous Manufacturing)	1,144	49,798
eBay, Inc.* (Internet)	4,004	121,441
Ecolab, Inc. (Chemicals)	1,056	61,047
Edison International (Electric)	1,144	47,362
Edwards Lifesciences Corp.* (Healthcare-Products)	396	27,997
El Paso Corp. (Pipelines)	2,684	71,314
Electronic Arts, Inc.* (Software)	1,144	23,566
Eli Lilly & Co. (Pharmaceuticals)	3,564	148,120
EMC Corp.* (Computers)	7,084	152,589
Emerson Electric Co. (Electrical Components & Equipment)	2,552	118,898
Entergy Corp. (Electric)	616	44,999
EOG Resources, Inc. (Oil & Gas)	924	91,023
EQT Corp. (Oil & Gas)	528	28,929
Equifax, Inc. (Commercial Services)	440	17,046
Equity Residential (REIT)	1,012	57,714
Exelon Corp. (Electric)	2,288	99,231
Expedia, Inc. (Internet)	308	8,938
Expeditors International of Washington, Inc. (Transportation)	748	30,638
Express Scripts, Inc.* (Pharmaceuticals)	1,716	76,688
Exxon Mobil Corp. (Oil & Gas)	16,676	1,413,458
F5 Networks, Inc.* (Internet)	264	28,016
Family Dollar Stores, Inc. (Retail)	396	22,833
Fastenal Co. (Distribution/Wholesale)	1,012	44,133
Federated Investors, Inc.—Class B (Diversified Financial Services)	308	4,666
FedEx Corp. (Transportation)	1,100	91,861
Fidelity National Information Services, Inc. (Software)	836	22,229
Fifth Third Bancorp (Banks)	3,212	40,857
First Horizon National Corp. (Banks)	925	7,397
First Solar, Inc.* (Energy-Alternate Sources)	220	7,427
FirstEnergy Corp. (Electric)	1,452	64,324
Fiserv, Inc.* (Software)	484	28,430
FLIR Systems, Inc. (Electronics)	528	13,237
Flowserve Corp. (Machinery-Diversified)	176	17,480
Fluor Corp. (Engineering & Construction)	572	28,743
FMC Corp. (Chemicals)	264	22,715
FMC Technologies, Inc.* (Oil & Gas Services)	836	43,664
Ford Motor Co. (Auto Manufacturers)	13,244	142,505
Forest Laboratories, Inc.* (Pharmaceuticals)	924	27,960
Franklin Resources, Inc. (Diversified Financial Services)	528	50,720
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,300	121,407
Frontier Communications Corp. (Telecommunications)	3,476	17,901
GameStop Corp.—Class A* (Retail)	484	11,679
Gannett Co., Inc. (Media)	836	11,177
General Dynamics Corp. (Aerospace/Defense)	1,232	81,817
General Electric Co. (Miscellaneous Manufacturing)	36,740	658,013
General Mills, Inc. (Food)	2,244	90,680
Genuine Parts Co. (Distribution/Wholesale)	528	32,314
Genworth Financial, Inc.—Class A* (Insurance)	1,716	11,240
Gilead Sciences, Inc.* (Biotechnology)	2,596	106,254
Goodrich Corp. (Aerospace/Defense)	440	54,428
Google, Inc.—Class A* (Internet)	880	568,392
H & R Block, Inc. (Commercial Services)	1,012	16,526
Halliburton Co. (Oil & Gas Services)	3,212	110,846
Harley-Davidson, Inc. (Leisure Time)	792	30,785
Harman International Industries, Inc. (Home Furnishings)	264	10,043
Harris Corp. (Telecommunications)	396	14,272
Hartford Financial Services Group, Inc. (Insurance)	1,540	25,025
Hasbro, Inc. (Toys/Games/Hobbies)	396	12,628
HCP, Inc. (REIT)	1,408	58,333
Health Care REIT, Inc. (REIT)	660	35,990
Heinz (H.J.) Co. (Food)	1,100	59,444
Helmerich & Payne, Inc. (Oil & Gas)	352	20,543
Hess Corp. (Oil & Gas)	1,056	59,981
Hewlett-Packard Co. (Computers)	6,908	177,950
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,684	145,875
Hormel Foods Corp. (Food)	484	14,176
Hospira, Inc.* (Healthcare-Products)	572	17,372

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Bull  ::  11

Common Stocks, continued

	Shares	Value
Host Hotels & Resorts, Inc. (REIT)	2,464	$36,393
Hudson City Bancorp, Inc. (Savings & Loans)	1,848	11,550
Humana, Inc. (Healthcare-Services)	572	50,113
Huntington Bancshares, Inc. (Banks)	2,992	16,426
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,672	78,099
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,100	33,517
Integrys Energy Group, Inc. (Electric)	264	14,304
Intel Corp. (Semiconductors)	17,732	430,001
IntercontinentalExchange, Inc.* (Diversified Financial Services)	264	31,825
International Business Machines Corp. (Computers)	4,092	752,437
International Flavors & Fragrances, Inc. (Chemicals)	264	13,839
International Game Technology (Entertainment)	1,056	18,163
International Paper Co. (Forest Products & Paper)	1,540	45,584
Intuit, Inc. (Software)	1,056	55,535
Intuitive Surgical, Inc.* (Healthcare-Products)	132	61,117
Invesco, Ltd. (Diversified Financial Services)	1,584	31,823
Iron Mountain, Inc. (Commercial Services)	660	20,328
J.C. Penney Co., Inc. (Retail)	484	17,013
J.P. Morgan Chase & Co. (Banks)	13,244	440,363
Jabil Circuit, Inc. (Electronics)	616	12,111
Jacobs Engineering Group, Inc.* (Engineering & Construction)	440	17,855
JDS Uniphase Corp.* (Telecommunications)	792	8,268
Johnson & Johnson (Healthcare-Products)	9,504	623,272
Johnson Controls, Inc. (Auto Parts & Equipment)	2,376	74,274
Joy Global, Inc. (Machinery-Construction & Mining)	352	26,389
Juniper Networks, Inc.* (Telecommunications)	1,848	37,718
Kellogg Co. (Food)	880	44,502
KeyCorp (Banks)	3,300	25,377
Kimberly-Clark Corp. (Household Products/Wares)	1,364	100,336
Kimco Realty Corp. (REIT)	1,408	22,866
KLA-Tencor Corp. (Semiconductors)	572	27,599
Kohls Corp. (Retail)	880	43,428
Kraft Foods, Inc. (Food)	6,160	230,138
Kroger Co. (Food)	2,068	50,087
L-3 Communications Holdings, Inc. (Aerospace/Defense)	352	23,471
Laboratory Corp. of America Holdings* (Healthcare-Services)	352	30,261
Legg Mason, Inc. (Diversified Financial Services)	440	10,582
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	484	11,151
Lennar Corp.—Class A (Home Builders)	572	11,240
Leucadia National Corp. (Holding Companies-Diversified)	704	16,009
Lexmark International, Inc.—Class A (Computers)	264	8,730
Life Technologies Corp.* (Biotechnology)	616	23,969
Lincoln National Corp. (Insurance)	1,056	20,508
Linear Technology Corp. (Semiconductors)	792	23,784
Lockheed Martin Corp. (Aerospace/Defense)	924	74,752
Loews Corp. (Insurance)	1,056	39,758
Lorillard, Inc. (Agriculture)	484	55,176
Lowe’s Cos., Inc. (Retail)	4,356	110,555
LSI Logic Corp.* (Semiconductors)	1,980	11,781
M&T Bank Corp. (Banks)	440	33,590
Macy’s, Inc. (Retail)	1,452	46,725
Marathon Oil Corp. (Oil & Gas)	2,464	72,121
Marathon Petroleum Corp. (Oil & Gas)	1,232	41,013
Marriott International, Inc.—Class A (Lodging)	925	26,978
Marsh & McLennan Cos., Inc. (Insurance)	1,892	59,825
Masco Corp. (Building Materials)	1,232	12,911
MasterCard, Inc.—Class A (Commercial Services)	352	131,233
Mattel, Inc. (Toys/Games/Hobbies)	1,188	32,979
McCormick & Co., Inc. (Food)	440	22,185
McDonald’s Corp. (Retail)	3,564	357,576
McGraw-Hill Cos., Inc. (Media)	1,012	45,510
McKesson Corp. (Pharmaceuticals)	836	65,133
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	704	48,386
MeadWestvaco Corp. (Forest Products & Paper)	616	18,449
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,364	76,248
Medtronic, Inc. (Healthcare-Products)	3,696	141,372
Merck & Co., Inc. (Pharmaceuticals)	10,604	399,771
MetLife, Inc. (Insurance)	3,696	115,241
MetroPCS Communications, Inc.* (Telecommunications)	1,012	8,784
Microchip Technology, Inc. (Semiconductors)	660	24,176
Micron Technology, Inc.* (Semiconductors)	3,432	21,587
Microsoft Corp. (Software)	26,092	677,348
Molex, Inc. (Electrical Components & Equipment)	484	11,548
Molson Coors Brewing Co.—Class B (Beverages)	528	22,989
Monsanto Co. (Chemicals)	1,848	129,489
Moody’s Corp. (Commercial Services)	660	22,229
Morgan Stanley Dean Witter & Co. (Banks)	5,148	77,889
Motorola Mobility Holdings, Inc.* (Telecommunications)	924	35,851
Motorola Solutions, Inc. (Telecommunications)	1,012	46,846
Murphy Oil Corp. (Oil & Gas)	660	36,788
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,496	32,104
Nabors Industries, Ltd.* (Oil & Gas)	1,012	17,548
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	440	10,784
National Oilwell Varco, Inc. (Oil & Gas Services)	1,496	101,713
NetApp, Inc.* (Computers)	1,232	44,685
Netflix, Inc.* (Internet)	176	12,195
Newell Rubbermaid, Inc. (Housewares)	1,012	16,344
Newfield Exploration Co.* (Oil & Gas)	440	16,601
Newmont Mining Corp. (Mining)	1,716	102,977
News Corp.—Class A (Media)	7,656	136,583
NextEra Energy, Inc. (Electric)	1,452	88,398
NIKE, Inc.—Class B (Apparel)	1,276	122,968
NiSource, Inc. (Gas)	968	23,048
Noble Corp. (Oil & Gas)	880	26,594
Noble Energy, Inc. (Oil & Gas)	616	58,144
Nordstrom, Inc. (Retail)	572	28,434
Norfolk Southern Corp. (Transportation)	1,188	86,558
Northeast Utilities System (Electric)	616	22,219
Northern Trust Corp. (Banks)	836	33,156
Northrop Grumman Corp. (Aerospace/Defense)	924	54,036
Novellus Systems, Inc.* (Semiconductors)	220	9,084
NRG Energy, Inc.* (Electric)	792	14,351
Nucor Corp. (Iron/Steel)	1,100	43,527
NVIDIA Corp.* (Semiconductors)	2,112	29,272
NYSE Euronext (Diversified Financial Services)	924	24,116
O’Reilly Automotive, Inc.* (Retail)	440	35,178

See accompanying notes to the financial statements.

12  ::  ProFund VP Bull  ::  Financial Statements

Common Stocks, continued

	Shares	Value
Occidental Petroleum Corp. (Oil & Gas)	2,816	$263,859
Omnicom Group, Inc. (Advertising)	968	43,153
ONEOK, Inc. (Pipelines)	352	30,515
Oracle Corp. (Software)	13,684	350,995
Orchard Supply Hardware Stores Corp.—Class A* (Retail)	6	22
Owens-Illinois, Inc.* (Packaging & Containers)	572	11,085
PACCAR, Inc. (Auto Manufacturers)	1,232	46,163
Pall Corp. (Miscellaneous Manufacturing)	396	22,631
Parker Hannifin Corp. (Miscellaneous Manufacturing)	528	40,260
Patterson Cos., Inc. (Healthcare-Products)	308	9,092
Paychex, Inc. (Commercial Services)	1,144	34,446
Peabody Energy Corp. (Coal)	924	30,594
People’s United Financial, Inc. (Savings & Loans)	1,276	16,397
Pepco Holdings, Inc. (Electric)	792	16,078
PepsiCo, Inc. (Beverages)	5,456	362,006
PerkinElmer, Inc. (Electronics)	396	7,920
Perrigo Co. (Pharmaceuticals)	308	29,968
Pfizer, Inc. (Pharmaceuticals)	26,752	578,913
PG&E Corp. (Electric)	1,408	58,038
Philip Morris International, Inc. (Agriculture)	6,028	473,077
Pinnacle West Capital Corp. (Electric)	396	19,079
Pioneer Natural Resources Co. (Oil & Gas)	440	39,371
Pitney Bowes, Inc. (Office/Business Equipment)	704	13,052
Plum Creek Timber Co., Inc. (Forest Products & Paper)	572	20,912
PNC Financial Services Group (Banks)	1,848	106,574
PPG Industries, Inc. (Chemicals)	528	44,083
PPL Corp. (Electric)	2,024	59,546
Praxair, Inc. (Chemicals)	1,056	112,886
Precision Castparts Corp. (Metal Fabricate/Hardware)	484	79,758
Priceline.com, Inc.* (Internet)	176	82,317
Principal Financial Group, Inc. (Insurance)	1,056	25,978
Procter & Gamble Co. (Cosmetics/Personal Care)	9,592	639,882
Progress Energy, Inc. (Electric)	1,012	56,692
Progressive Corp. (Insurance)	2,156	42,064
Prologis, Inc. (REIT)	1,584	45,287
Prudential Financial, Inc. (Insurance)	1,628	81,595
Public Service Enterprise Group, Inc. (Electric)	1,760	58,098
Public Storage, Inc. (REIT)	484	65,079
PulteGroup, Inc.* (Home Builders)	1,188	7,496
QEP Resources, Inc. (Oil & Gas)	616	18,049
Qualcomm, Inc. (Telecommunications)	5,852	320,104
Quanta Services, Inc.* (Commercial Services)	748	16,112
Quest Diagnostics, Inc. (Healthcare-Services)	528	30,656
R.R. Donnelley & Sons Co. (Commercial Services)	660	9,524
Ralph Lauren Corp. (Apparel)	220	30,378
Range Resources Corp. (Oil & Gas)	528	32,704
Raytheon Co. (Aerospace/Defense)	1,188	57,475
Red Hat, Inc.* (Software)	660	27,251
Regions Financial Corp. (Banks)	4,400	18,920
Republic Services, Inc. (Environmental Control)	1,100	30,305
Reynolds American, Inc. (Agriculture)	1,188	49,207
Robert Half International, Inc. (Commercial Services)	484	13,775
Rockwell Automation, Inc. (Machinery-Diversified)	484	35,511
Rockwell Collins, Inc. (Aerospace/Defense)	528	29,235
Roper Industries, Inc. (Machinery-Diversified)	352	30,578
Ross Stores, Inc. (Retail)	792	37,644
Rowan Cos., Inc.* (Oil & Gas)	440	13,345
Ryder System, Inc. (Transportation)	176	9,353
Safeway, Inc. (Food)	1,188	24,996
SAIC, Inc.* (Commercial Services)	968	11,897
Salesforce.com, Inc.* (Software)	484	49,107
SanDisk Corp.* (Computers)	836	41,140
Sara Lee Corp. (Food)	2,068	39,127
SCANA Corp. (Electric)	396	17,844
Schlumberger, Ltd. (Oil & Gas Services)	4,664	318,598
Scripps Networks Interactive—Class A (Media)	352	14,932
Sealed Air Corp. (Packaging & Containers)	572	9,844
Sears Holdings Corp.* (Retail)	132	4,195
Sempra Energy (Gas)	836	45,980
Sherwin-Williams Co. (Chemicals)	308	27,495
Sigma-Aldrich Corp. (Chemicals)	440	27,482
Simon Property Group, Inc. (REIT)	1,012	130,487
SLM Corp. (Diversified Financial Services)	1,760	23,584
Snap-on, Inc. (Hand/Machine Tools)	220	11,136
Southern Co. (Electric)	2,992	138,500
Southwest Airlines Co. (Airlines)	2,728	23,352
Southwestern Energy Co.* (Oil & Gas)	1,188	37,945
Spectra Energy Corp. (Pipelines)	2,244	69,003
Sprint Nextel Corp.* (Telecommunications)	10,428	24,402
St. Jude Medical, Inc. (Healthcare-Products)	1,100	37,730
Stanley Black & Decker, Inc. (Hand/ Machine Tools)	572	38,667
Staples, Inc. (Retail)	2,420	33,614
Starbucks Corp. (Retail)	2,596	119,442
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	660	31,660
State Street Corp. (Banks)	1,716	69,172
Stericycle, Inc.* (Environmental Control)	308	23,999
Stryker Corp. (Healthcare-Products)	1,144	56,868
Sunoco, Inc. (Oil & Gas)	352	14,439
SunTrust Banks, Inc. (Banks)	1,848	32,710
SuperValu, Inc. (Food)	748	6,074
Symantec Corp.* (Internet)	2,552	39,939
Sysco Corp. (Food)	2,068	60,654
T. Rowe Price Group, Inc. (Diversified Financial Services)	880	50,116
Target Corp. (Retail)	2,332	119,445
TE Connectivity, Ltd. (Electronics)	1,496	46,092
TECO Energy, Inc. (Electric)	748	14,317
Tenet Healthcare Corp.* (Healthcare-Services)	1,496	7,674
Teradata Corp.* (Computers)	572	27,748
Teradyne, Inc.* (Semiconductors)	660	8,996
Tesoro Petroleum Corp.* (Oil & Gas)	484	11,306
Texas Instruments, Inc. (Semiconductors)	3,960	115,276
Textron, Inc. (Miscellaneous Manufacturing)	968	17,898
The AES Corp.* (Electric)	2,244	26,569
The Charles Schwab Corp. (Diversified Financial Services)	3,740	42,112
The Dow Chemical Co. (Chemicals)	4,136	118,951
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	396	44,479
The Gap, Inc. (Retail)	1,188	22,037
The Goldman Sachs Group, Inc. (Banks)	1,716	155,178
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	836	11,846
The Hershey Co. (Food)	528	32,620
The Home Depot, Inc. (Retail)	5,368	225,671
The Interpublic Group of Cos., Inc. (Advertising)	1,584	15,412
The JM Smucker Co. (Food)	396	30,955

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Bull  ::  13

Common Stocks, continued

	Shares	Value
The Limited, Inc. (Retail)	836	$33,733
The Mosaic Co. (Chemicals)	1,056	53,254
The Travelers Cos., Inc. (Insurance)	1,452	85,915
The Williams Cos., Inc. (Pipelines)	2,068	68,285
Thermo Fisher Scientific, Inc.* (Electronics)	1,320	59,360
Tiffany & Co. (Retail)	440	29,154
Time Warner Cable, Inc. (Media)	1,100	69,927
Time Warner, Inc. (Media)	3,476	125,623
Titanium Metals Corp. (Mining)	308	4,614
TJX Cos., Inc. (Retail)	1,320	85,206
Torchmark Corp. (Insurance)	352	15,273
Total System Services, Inc. (Commercial Services)	572	11,188
TripAdvisor, Inc.* (Internet)	308	7,765
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,628	76,044
Tyson Foods, Inc.—Class A (Food)	1,012	20,888
U.S. Bancorp (Banks)	6,644	179,720
Union Pacific Corp. (Transportation)	1,672	177,132
United Parcel Service, Inc.—Class B (Transportation)	3,344	244,747
United States Steel Corp. (Iron/Steel)	484	12,807
United Technologies Corp. (Aerospace/Defense)	3,168	231,549
UnitedHealth Group, Inc. (Healthcare-Services)	3,696	187,313
UnumProvident Corp. (Insurance)	1,012	21,323
Urban Outfitters, Inc.* (Retail)	396	10,914
V.F. Corp. (Apparel)	308	39,113
Valero Energy Corp. (Oil & Gas)	1,936	40,753
Varian Medical Systems, Inc.* (Healthcare-Products)	396	26,584
Ventas, Inc. (REIT)	1,012	55,792
VeriSign, Inc. (Internet)	572	20,432
Verizon Communications, Inc. (Telecommunications)	9,856	395,423
Viacom, Inc.—Class B (Media)	1,936	87,914
Visa, Inc.—Class A (Commercial Services)	1,760	178,693
Vornado Realty Trust (REIT)	660	50,728
Vulcan Materials Co. (Mining)	440	17,314
W.W. Grainger, Inc. (Distribution/Wholesale)	220	41,182
Wal-Mart Stores, Inc. (Retail)	6,072	362,863
Walgreen Co. (Retail)	3,080	101,825
Walt Disney Co. (Media)	6,248	234,300
Washington Post Co.—Class B (Media)	44	16,580
Waste Management, Inc. (Environmental Control)	1,584	51,813
Waters Corp.* (Electronics)	308	22,807
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	440	26,550
WellPoint, Inc. (Healthcare-Services)	1,232	81,620
Wells Fargo & Co. (Banks)	18,348	505,671
Western Digital Corp.* (Computers)	836	25,874
Western Union Co. (Commercial Services)	2,156	39,369
Weyerhaeuser Co. (REIT)	1,848	34,502
Whirlpool Corp. (Home Furnishings)	264	12,527
Whole Foods Market, Inc. (Food)	572	39,800
Windstream Corp. (Telecommunications)	2,024	23,762
Wisconsin Energy Corp. (Electric)	792	27,688
Wyndham Worldwide Corp. (Lodging)	528	19,974
Wynn Resorts, Ltd. (Lodging)	264	29,169
Xcel Energy, Inc. (Electric)	1,672	46,214
Xerox Corp. (Office/Business Equipment)	4,840	38,526
Xilinx, Inc. (Semiconductors)	924	29,623
XL Group PLC (Insurance)	1,100	21,747
Xylem, Inc. (Machinery-Diversified)	660	16,955
Yahoo!, Inc.* (Internet)	4,312	69,553
YUM! Brands, Inc. (Retail)	1,584	93,472
Zimmer Holdings, Inc.* (Healthcare-Products)	616	32,907
Zions Bancorp (Banks)	660	10,745
TOTAL COMMON STOCKS (Cost $20,063,267)		39,603,325

Preferred Stocks(NM)

Orchard Supply Hardware Stores Corp.—Series A (Retail)	6	22
TOTAL PREFERRED STOCKS (Cost $—)		22

Rights/Warrants(NM)
American International Group, Inc.* (Insurance)	1	4
TOTAL RIGHTS/WARRANTS (Cost $12)		4

Repurchase Agreements(a)(b) (54.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $51,921,000	$51,921,000	$51,921,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,921,000)		51,921,000
TOTAL INVESTMENT SECURITIES (Cost $71,984,279)—96.5%		91,524,351
Net other assets (liabilities)—3.5%		3,354,919
NET ASSETS—100.0%		$94,879,270

*                 Non-income producing security

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $5,580,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures expiring 3/19/12 (Underlying notional amount at value $13,208,600)	211	$18,434

See accompanying notes to the financial statements.

14  ::  ProFund VP Bull  ::  Financial Statements

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$19,874,158	$(197,835)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	22,186,430	(123,825)
		$(321,660)

ProFund VP Bull invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$58,565	0.1%
Aerospace/Defense	797,180	0.8%
Agriculture	856,805	0.9%
Airlines	23,352	NM
Apparel	254,232	0.3%
Auto Manufacturers	188,668	0.2%
Auto Parts & Equipment	111,361	0.1%
Banks	2,447,522	2.6%
Beverages	1,065,168	1.1%
Biotechnology	504,319	0.5%
Building Materials	12,911	NM
Chemicals	889,987	0.9%
Coal	74,942	0.1%
Commercial Services	644,841	0.7%
Computers	2,827,596	3.1%
Cosmetics/Personal Care	864,972	0.9%
Distribution/Wholesale	117,629	0.1%
Diversified Financial Services	654,442	0.7%
Electric	1,378,633	1.5%
Electrical Components & Equipment	130,446	0.1%
Electronics	228,987	0.2%
Energy-Alternate Sources	7,427	NM
Engineering & Construction	46,598	NM
Entertainment	18,163	NM
Environmental Control	106,117	0.1%
Food	832,527	0.9%
Forest Products & Paper	84,945	0.1%
Gas	115,840	0.1%
Hand/Machine Tools	49,803	0.1%
Healthcare-Products	1,354,313	1.4%
Healthcare-Services	522,024	0.6%
Holding Companies-Diversified	16,009	NM
Home Builders	30,942	NM
Home Furnishings	22,570	NM
Household Products/Wares	139,717	0.1%
Housewares	16,344	NM
Insurance	1,420,460	1.5%
Internet	1,199,748	1.3%
Iron/Steel	103,337	0.1%
Leisure Time	82,487	0.1%
Lodging	107,781	0.1%
Machinery-Construction & Mining	229,695	0.2%
Machinery-Diversified	270,929	0.3%
Media	1,183,836	1.2%
Metal Fabricate/Hardware	79,758	0.1%
Mining	278,282	0.3%
Miscellaneous Manufacturing	1,493,499	1.6%
Office/Business Equipment	51,578	0.1%
Oil & Gas	3,881,612	4.3%
Oil & Gas Services	690,850	0.7%
Packaging & Containers	51,943	0.1%
Pharmaceuticals	2,195,558	2.3%
Pipelines	239,117	0.3%
REIT	701,811	0.7%
Real Estate	17,412	NM
Retail	2,499,519	2.7%
Savings & Loans	27,947	NM
Semiconductors	918,331	1.0%
Software	1,437,122	1.5%
Telecommunications	2,128,336	2.2%
Textiles	13,785	NM
Toys/Games/Hobbies	45,607	NM
Transportation	757,114	0.8%
Other**	55,275,919	58.2%
Total	$94,879,270	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                Not meaningful, amount is less than 0.05%.

REIT                          Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Bull  ::  15

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$71,984,279
Securities, at value	39,603,351
Repurchase agreements, at value	51,921,000
Total Investment Securities, at value	91,524,351
Cash	466
Segregated cash balances with brokers	1,022,823
Dividends and interest receivable	59,955
Receivable for capital shares issued	2,837,386
Receivable for investments sold	6,222
Prepaid expenses	369
TOTAL ASSETS	95,451,572

LIABILITIES:
Payable for capital shares redeemed	20,077
Unrealized loss on swap agreements	321,660
Variation margin on futures contracts	55,388
Advisory fees payable	39,636
Management services fees payable	5,285
Administration fees payable	3,202
Administrative services fees payable	28,909
Distribution fees payable	28,929
Trustee fees payable	6
Transfer agency fees payable	5,163
Fund accounting fees payable	7,145
Compliance services fees payable	514
Other accrued expenses	56,388
TOTAL LIABILITIES	572,302
NET ASSETS	$94,879,270

NET ASSETS CONSIST OF:
Capital	$87,986,922
Accumulated net investment income (loss)	6,984
Accumulated net realized gains (losses) on investments	(12,351,482)
Net unrealized appreciation (depreciation) on investments	19,236,846
NET ASSETS	$94,879,270

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,660,343
Net Asset Value (offering and redemption price per share)	$25.92

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,257,031
Interest	9,598
TOTAL INVESTMENT INCOME	1,266,629

EXPENSES:
Advisory fees	668,952
Management services fees	89,193
Administration fees	37,371
Transfer agency fees	55,480
Administrative services fees	261,891
Distribution fees	222,984
Custody fees	10,062
Fund accounting fees	78,305
Trustee fees	1,797
Compliance services fees	966
Other fees	122,014
Total Gross Expenses before reductions	1,549,015
Less Expenses reduced by the Advisor	(50,562)
TOTAL NET EXPENSES	1,498,453
NET INVESTMENT INCOME (LOSS)	(231,824)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	268,976
Net realized gains (losses) on futures contracts	(19,850)
Net realized gains (losses) on swap agreements	(906,932)
Change in net unrealized appreciation/depreciation on investments	(2,973,578)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,631,384)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,863,208)

See accompanying notes to the financial statements.

16  ::  ProFund VP Bull  ::  Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(231,824)	$(194,178)
Net realized gains (losses) on investments	(657,806)	15,723,764
Change in net unrealized appreciation/depreciation on investments	(2,973,578)	(4,432,679)
Change in net assets resulting from operations	(3,863,208)	11,096,907
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(135,672)
Net realized gains on investments	(1,489,584)	—
Change in net assets resulting from distributions	(1,489,584)	(135,672)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	486,798,170	419,589,581
Dividends reinvested	1,489,584	135,672
Value of shares redeemed	(489,387,591)	(442,862,877)
Change in net assets resulting from capital transactions	(1,099,837)	(23,137,624)
Change in net assets	(6,452,629)	(12,176,389)
NET ASSETS:
Beginning of period	101,331,899	113,508,288
End of period	$94,879,270	$101,331,899
Accumulated net investment income (loss)	$6,984	$142
SHARE TRANSACTIONS:
Issued	18,427,134	17,546,745
Reinvested	54,804	5,623
Redeemed	(18,674,998)	(18,551,966)
Change in shares	(193,060)	(999,598)

See accompanying notes to the financial statements.

Financial Highlights  ::  ProFund VP Bull  ::  17

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$26.30	$23.39	$18.93	$30.90	$30.40

Investment Activities:
Net investment income (loss)(a)	(0.07)	(0.05)	0.03	0.16	0.19
Net realized and unrealized gains (losses) on investments	0.09 (b)	2.99	4.57	(11.68)	0.89
Total income (loss) from investment activities	0.02	2.94	4.60	(11.52)	1.08

Distributions to Shareholders From:
Net investment income	—	(0.03)	(0.14)	—	(0.18)
Net realized gains on investments	(0.40)	—	—	(0.45)	(0.40)
Total distributions	(0.40)	(0.03)	(0.14)	(0.45)	(0.58)

Net Asset Value, End of Period	$25.92	$26.30	$23.39	$18.93	$30.90

Total Return	0.00%	12.58%	24.34%	(37.67)%	3.55%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.74%	1.80%	1.73%	1.67%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.62%
Net investment income (loss)	(0.26)%	(0.20)%	0.17%	0.63%	0.60%

Supplemental Data:
Net assets, end of period (000’s)	$94,879	$101,332	$113,508	$70,523	$163,524
Portfolio turnover rate(c)	4%	87%	116%	259%	175%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

18  ::  ProFund VP Mid-Cap  ::  Management Discussion of Fund Performance

ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -4.18%. For the same period, the Index had a total return of -1.74%(1) and a volatility of 28.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from August 31, 2007 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Since Inception
ProFund VP Mid-Cap	-4.18%	-0.84%
S&P MidCap 400 Index	-1.74%	1.97%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	72%
Futures Contracts	28%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index — Composition

% of Index
Financial	20%
Industrial	20%
Consumer Non-Cyclical	18%
Consumer Cyclical	13%
Technology	9%
Energy	6%
Utilities	6%
Basic Materials	4%
Communications	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements  ::  ProFund VP Mid-Cap  ::  19

Schedule of Portfolio Investments  ::  December 31, 2011

Repurchase Agreements(a)(b) (98.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $6,526,000	$6,526,000	$6,526,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,526,000)		6,526,000
TOTAL INVESTMENT SECURITIES (Cost $6,526,000)—98.7%		6,526,000
Net other assets (liabilities)—1.3%		83,611
NET ASSETS—100.0%		$6,609,611

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $858,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,838,550)	21	$(26,392)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$2,211,462	$(20,500)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	2,551,537	(22,262)
		$(42,762)

See accompanying notes to the financial statements.

20  ::  ProFund VP Mid-Cap  ::  Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$6,526,000
Repurchase agreements, at value	6,526,000
Total Investment Securities, at value	6,526,000
Cash	170
Segregated cash balances with brokers	151,410
Receivable for capital shares issued	15,114
Prepaid expenses	36
TOTAL ASSETS	6,692,730

LIABILITIES:
Payable for capital shares redeemed	11,825
Unrealized loss on swap agreements	42,762
Variation margin on futures contracts	10,500
Advisory fees payable	2,436
Management services fees payable	325
Administration fees payable	290
Administrative services fees payable	4,246
Distribution fees payable	4,208
Trustee fees payable	1
Transfer agency fees payable	468
Fund accounting fees payable	648
Compliance services fees payable	41
Other accrued expenses	5,369
TOTAL LIABILITIES	83,119
NET ASSETS	$6,609,611

NET ASSETS CONSIST OF:
Capital	$7,680,983
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,002,218)
Net unrealized appreciation (depreciation) on investments	(69,154)
NET ASSETS	$6,609,611

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	279,119
Net Asset Value (offering and redemption price per share)	$23.68

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$2,470

EXPENSES:
Advisory fees	56,403
Management services fees	7,520
Administration fees	3,220
Transfer agency fees	4,785
Administrative services fees	18,528
Distribution fees	18,801
Custody fees	5,485
Fund accounting fees	6,484
Trustee fees	142
Compliance services fees	81
Other fees	10,077
Total Gross Expenses before reductions	131,526
Less Expenses reduced by the Advisor	(5,182)
TOTAL NET EXPENSES	126,344
NET INVESTMENT INCOME (LOSS)	(123,874)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	110,272
Net realized gains (losses) on swap agreements	(57,873)
Change in net unrealized appreciation/depreciation on investments	(38,905)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	13,494
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(110,380)

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Mid-Cap  ::  21

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(123,874)	$(151,703)
Net realized gains (losses) on investments	52,399	1,997,057
Change in net unrealized appreciation/depreciation on investments	(38,905)	(274,461)
Change in net assets resulting from operations	(110,380)	1,570,893
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,336,649)	(933,165)
Change in net assets resulting from distributions	(1,336,649)	(933,165)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,758,829	32,415,547
Dividends reinvested	1,336,649	933,165
Value of shares redeemed	(36,314,686)	(37,554,436)
Change in net assets resulting from capital transactions	(219,208)	(4,205,724)
Change in net assets	(1,666,237)	(3,567,996)
NET ASSETS:
Beginning of period	8,275,848	11,843,844
End of period	$6,609,611	$8,275,848
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	1,317,543	1,322,936
Reinvested	50,478	38,704
Redeemed	(1,386,980)	(1,551,960)
Change in shares	(18,959)	(190,320)

See accompanying notes to the financial statements.

22  ::  ProFund VP Mid-Cap  ::  Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$27.76		$24.25	$18.25	$29.71	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.43)		(0.38)	(0.35)	(0.01)	0.30
Net realized and unrealized gains (losses) on investments	(0.39	)(c)	5.91	6.35	(11.36)	(0.59)
Total income (loss) from investment activities	(0.82)		5.53	6.00	(11.37)	(0.29)

Distributions to Shareholders From:
Net investment income	—		—	—	(0.09)	—
Net realized gains on investments	(3.26)		(2.02)	—	—	—
Total distributions	(3.26)		(2.02)	—	(0.09)	—

Net Asset Value, End of Period	$23.68		$27.76	$24.25	$18.25	$29.71

Total Return	(4.18)%		24.05%	32.88%	(38.37)%	(0.97	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.75%		1.71%	1.75%	1.84%	2.02%
Net expenses(e)	1.68%		1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(e)	(1.65)%		(1.57)%	(1.61)%	(0.05)%	2.98%

Supplemental Data:
Net assets, end of period (000’s)	$6,610		$8,276	$11,844	$1,982	$194
Portfolio turnover rate(f)	—		—	—	—	—

(a)          Period from commencement of operations.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Not annualized for periods less than one year.

(e)          Annualized for periods less than one year

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance  ::  ProFund VP Small-Cap  ::  23

ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -5.65%. For the same period, the Index had a total return of -4.19%(1) and a volatility of 33.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap	-5.65%	-1.28%	3.64%
Russell 2000 Index	-4.19%	0.15%	5.64%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap	2.05%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	13%
Futures Contracts	20%
Swap Agreements	67%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HealthSpring, Inc.	NM
Netlogic Microsystems, Inc.	NM
HMS Holdings Corp.	NM
World Fuel Services Corp.	NM
SuccessFactors, Inc.	NM

NM Not meaningful, amount is less than 0.05%.

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	21%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	6%
Energy	6%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24  ::  ProFund VP Small-Cap  ::  Financial Statements

Schedule of Portfolio Investments  ::  December 31, 2011

Common Stocks (13.4%)

	Shares	Value
1st Source Corp. (Banks)	36	$912
3D Systems Corp.* (Computers)	36	518
99 Cents Only Stores* (Retail)	36	790
A123 Systems, Inc.* (Electrical Components & Equipment)	90	145
AAON, Inc. (Building Materials)	24	492
AAR Corp. (Aerospace/Defense)	36	690
Abaxis, Inc.* (Healthcare-Products)	24	664
ABIOMED, Inc.* (Healthcare-Products)	30	554
ABM Industries, Inc. (Commercial Services)	54	1,113
AboveNet, Inc.* (Internet)	24	1,560
Acacia Research Corp.* (Media)	42	1,533
Acadia Realty Trust (REIT)	12	242
Accelrys, Inc.* (Software)	96	645
Acco Brands Corp.* (Household Products/Wares)	48	463
Accretive Health, Inc.* (Commercial Services)	36	827
Accuray, Inc.* (Healthcare-Products)	60	254
Accuride Corp.* (Auto Parts & Equipment)	24	171
ACI Worldwide, Inc.* (Software)	42	1,203
Acorda Therapeutics, Inc.* (Biotechnology)	36	858
Actuant Corp.—Class A (Miscellaneous Manufacturing)	60	1,361
Acuity Brands, Inc. (Electrical Components & Equipment)	36	1,908
Acxiom Corp.* (Software)	60	733
ADTRAN, Inc. (Telecommunications)	48	1,448
Advance America Cash Advance Centers, Inc. (Commercial Services)	60	537
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	42	451
Advent Software, Inc.* (Software)	30	731
Advisory Board Co.* (Commercial Services)	12	891
Aegion Corp.* (Engineering & Construction)	36	552
Aeroflex Holding Corp.* (Semiconductors)	12	123
Aeropostale, Inc.* (Retail)	72	1,098
Aerovironment, Inc.* (Aerospace/Defense)	12	378
AFC Enterprises, Inc.* (Retail)	30	441
Affymetrix, Inc.* (Healthcare-Products)	60	245
Air Methods Corp.* (Healthcare-Services)	12	1,013
Air Transport Services Group, Inc.* (Transportation)	54	255
Aircastle, Ltd. (Trucking & Leasing)	60	763
Akorn, Inc.* (Pharmaceuticals)	54	600
Alaska Air Group, Inc.* (Airlines)	30	2,253
Alaska Communications Systems Group, Inc. (Telecommunications)	60	181
Albany International Corp.—Class A (Machinery-Diversified)	30	694
Align Technology, Inc.* (Healthcare-Products)	54	1,281
Alkermes PLC* (Pharmaceuticals)	84	1,458
Allegiant Travel Co.* (Airlines)	12	640
ALLETE, Inc. (Electric)	30	1,259
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	54	440
Alterra Capital Holdings, Ltd. (Insurance)	84	1,985
Altra Holdings, Inc.* (Machinery-Diversified)	30	565
AMAG Pharmaceuticals, Inc.* (Biotechnology)	24	454
AMCOL International Corp. (Mining)	24	644
Amedisys, Inc.* (Healthcare-Services)	30	327
AMERCO (Trucking & Leasing)	6	530
American Assets Trust, Inc. (REIT)	36	738
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	66	653
American Campus Communities, Inc. (REIT)	48	2,014
American Equity Investment Life Holding Co. (Insurance)	72	749
American Greetings Corp.—Class A (Household Products/Wares)	48	600
American Public Education, Inc.* (Commercial Services)	18	779
American Science & Engineering, Inc. (Electronics)	12	817
American States Water Co. (Water)	30	1,047
American Superconductor Corp.* (Electrical Components & Equipment)	42	155
American Vanguard Corp. (Chemicals)	24	320
Amerigon, Inc.* (Auto Parts & Equipment)	30	428
Amerisafe, Inc.* (Insurance)	30	698
Ameristar Casinos, Inc. (Lodging)	30	519
Amkor Technology, Inc.* (Semiconductors)	72	314
AMN Healthcare Services, Inc.* (Commercial Services)	42	186
AmSurg Corp.* (Healthcare-Services)	36	937
AmTrust Financial Services, Inc. (Insurance)	18	428
Amyris, Inc.* (Energy-Alternate Sources)	18	208
Analogic Corp. (Electronics)	18	1,032
Ancestry.com, Inc.* (Internet)	30	689
AngioDynamics, Inc.* (Healthcare-Products)	30	444
Anixter International, Inc.* (Telecommunications)	24	1,431
Ann, Inc.* (Retail)	42	1,041
Anworth Mortgage Asset Corp. (REIT)	192	1,206
Apco Oil & Gas International, Inc. (Oil & Gas)	12	981
Apogee Enterprises, Inc. (Building Materials)	36	441
Apollo Investment Corp. (Investment Companies)	186	1,198
Applied Industrial Technologies, Inc. (Machinery-Diversified)	36	1,266
Applied Micro Circuits Corp.* (Semiconductors)	78	524
Approach Resources, Inc.* (Oil & Gas)	24	706
Arbitron, Inc. (Commercial Services)	24	826
Ardea Biosciences, Inc.* (Pharmaceuticals)	18	303
Argo Group International Holdings, Ltd. (Insurance)	24	695
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	120	1,470
Arkansas Best Corp. (Transportation)	24	462
ARMOUR Residential REIT, Inc. (REIT)	42	296
ArQule, Inc.* (Biotechnology)	72	406
Arris Group, Inc.* (Telecommunications)	102	1,104
ArthroCare Corp.* (Healthcare-Products)	24	760
Artio Global Investors, Inc. (Diversified Financial Services)	24	117
Aruba Networks, Inc.* (Telecommunications)	72	1,333
Asbury Automotive Group, Inc.* (Retail)	24	517
Ascena Retail Group, Inc.* (Retail)	54	1,605
Ascent Media Corp.—Class A* (Entertainment)	18	913
Ashford Hospitality Trust (REIT)	36	288
Aspen Technology, Inc.* (Software)	72	1,249
Assisted Living Concepts, Inc.—Class A (Healthcare-Services)	24	357
Associated Estates Realty Corp. (REIT)	66	1,053
Astec Industries, Inc.* (Machinery-Construction & Mining)	30	966

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Small-Cap  ::  25

Common Stocks, continued

	Shares	Value
Astoria Financial Corp. (Savings & Loans)	84	$713
athenahealth, Inc.* (Software)	36	1,768
Atlantic Power Corp. (Electric)	66	944
Atlantic Tele-Network, Inc. (Telecommunications)	12	469
Atlas Air Worldwide Holdings, Inc.* (Transportation)	24	922
ATMI, Inc.* (Semiconductors)	24	481
ATP Oil & Gas Corp.* (Oil & Gas)	48	353
Atrion Corp. (Healthcare-Products)	6	1,441
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	42	837
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	114	234
Aveo Phamaceuticals, Inc.* (Biotechnology)	30	516
Avid Technology, Inc.* (Software)	30	256
Avis Budget Group, Inc.* (Commercial Services)	96	1,029
Avista Corp. (Electric)	42	1,081
AZZ, Inc. (Miscellaneous Manufacturing)	12	545
B&G Foods, Inc.—Class A (Food)	42	1,011
Badger Meter, Inc. (Electronics)	18	530
Balchem Corp. (Chemicals)	36	1,459
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	24	385
BancorpSouth, Inc. (Banks)	66	727
Bank of the Ozarks, Inc. (Banks)	24	711
Barnes & Noble, Inc.* (Retail)	24	348
Barnes Group, Inc. (Miscellaneous Manufacturing)	54	1,302
Basic Energy Services, Inc.* (Oil & Gas Services)	24	473
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	42	850
Belden, Inc. (Electrical Components & Equipment)	30	998
Belo Corp.—Class A (Media)	78	491
Benchmark Electronics, Inc.* (Electronics)	66	889
Berkshire Hills Bancorp, Inc. (Savings & Loans)	30	666
Berry Petroleum Co.—Class A (Oil & Gas)	42	1,765
BGC Partners, Inc.—Class A (Diversified Financial Services)	84	499
Bill Barrett Corp.* (Oil & Gas)	42	1,431
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	30	488
BioMed Realty Trust, Inc. (REIT)	102	1,844
BJ’s Restaurants, Inc.* (Retail)	18	816
Black Box Corp. (Telecommunications)	30	841
Black Hills Corp. (Electric)	36	1,209
Blackbaud, Inc. (Software)	42	1,163
BlackRock Kelso Capital Corp. (Investment Companies)	78	636
Blount International, Inc.* (Miscellaneous Manufacturing)	48	697
Blue Coat Systems, Inc.* (Internet)	36	916
Blue Nile, Inc.* (Internet)	12	491
Bob Evans Farms, Inc. (Retail)	30	1,006
Boise, Inc. (Forest Products & Paper)	108	769
Boston Beer Co., Inc.—Class A* (Beverages)	6	651
Boston Private Financial Holdings, Inc. (Banks)	60	476
Bottomline Technologies, Inc.* (Software)	30	695
Boyd Gaming Corp.* (Lodging)	60	448
BPZ Resources, Inc.* (Oil & Gas)	90	256
Brady Corp.—Class A (Electronics)	42	1,326
Bravo Brio Restaurant Group, Inc.* (Retail)	18	309
Bridgepoint Education, Inc.* (Commercial Services)	18	414
Briggs & Stratton Corp. (Machinery-Diversified)	48	744
Brightpoint, Inc.* (Distribution/Wholesale)	66	710
Bristow Group, Inc. (Transportation)	36	1,706
BroadSoft, Inc.* (Internet)	24	725
Brookline Bancorp, Inc. (Savings & Loans)	60	506
Brooks Automation, Inc. (Semiconductors)	60	616
Brown Shoe Co., Inc. (Retail)	36	320
Brunswick Corp. (Leisure Time)	78	1,409
Buckeye Technologies, Inc. (Forest Products & Paper)	60	2,006
Buffalo Wild Wings, Inc.* (Retail)	18	1,215
Cabela’s, Inc.* (Retail)	36	915
Cabot Microelectronics Corp.* (Semiconductors)	18	851
CACI International, Inc.—Class A* (Computers)	24	1,342
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	36	142
Cal Dive International, Inc.* (Oil & Gas Services)	90	203
Cal-Maine Foods, Inc. (Food)	12	439
Calgon Carbon Corp.* (Environmental Control)	54	848
California Water Service Group (Water)	48	876
Calix, Inc.* (Telecommunications)	30	194
Callaway Golf Co. (Leisure Time)	60	332
Campus Crest Communities, Inc. (REIT)	36	362
Cantel Medical Corp. (Healthcare-Products)	12	335
Capella Education Co.* (Commercial Services)	18	649
Capital Lease Funding, Inc. (REIT)	90	364
Capstead Mortgage Corp. (REIT)	96	1,194
Capstone Turbine Corp.* (Electrical Components & Equipment)	270	313
Cardinal Financial Corp. (Banks)	48	516
Cardtronics, Inc.* (Commercial Services)	36	974
Carrizo Oil & Gas, Inc.* (Oil & Gas)	36	949
Carter’s, Inc.* (Apparel)	42	1,672
Cascade Corp. (Machinery-Diversified)	12	566
Casey’s General Stores, Inc. (Retail)	30	1,545
Cash America International, Inc. (Retail)	30	1,399
Cass Information Systems, Inc. (Banks)	12	437
Cathay Bancorp, Inc. (Banks)	72	1,075
Cavium, Inc.* (Semiconductors)	48	1,365
Cbeyond, Inc.* (Telecommunications)	30	240
CBL & Associates Properties, Inc. (REIT)	126	1,978
CEC Entertainment, Inc. (Retail)	24	827
Cell Therapeutics, Inc.* (Biotechnology)	144	167
Centene Corp.* (Healthcare-Services)	48	1,900
Central European Distribution Corp.* (Beverages)	60	263
Central Eurpoean Media Enterprises, Ltd.—Class A* (Media)	30	196
Central Garden & Pet Co.—Class A* (Household Products/Wares)	48	399
Central Vermont Public Service Corp. (Electric)	12	421
Century Aluminum Co.* (Mining)	54	460
Cenveo, Inc.* (Commercial Services)	66	224
Cepheid, Inc.* (Healthcare-Products)	60	2,065
Ceradyne, Inc.* (Miscellaneous Manufacturing)	24	643
CEVA, Inc.* (Semiconductors)	24	726
CH Energy Group, Inc. (Electric)	24	1,401
Charming Shoppes, Inc.* (Retail)	120	588
Chart Industries, Inc.* (Machinery-Diversified)	30	1,622
Checkpoint Systems, Inc.* (Electronics)	36	394
Chemed Corp. (Commercial Services)	24	1,229
Chemical Financial Corp. (Banks)	78	1,663
Chemtura Corp.* (Chemicals)	90	1,021
Cheniere Energy, Inc.* (Oil & Gas)	66	574
Chesapeake Lodging Trust (REIT)	36	557

See accompanying notes to the financial statements.

26  ::  ProFund VP Small-Cap  ::  Financial Statements

Common Stocks, continued

	Shares	Value
Chesapeake Utilities Corp. (Gas)	12	$520
Chiquita Brands International, Inc.* (Food)	48	400
Churchill Downs, Inc. (Entertainment)	18	938
CIBER, Inc.* (Computers)	78	301
Cincinnati Bell, Inc.* (Telecommunications)	198	600
Cinemark Holdings, Inc. (Entertainment)	78	1,442
CIRCOR International, Inc. (Metal Fabricate/Hardware)	12	424
Cirrus Logic, Inc.* (Semiconductors)	60	951
City Holding Co. (Banks)	18	610
CLARCOR, Inc. (Miscellaneous Manufacturing)	42	2,100
Clayton Williams Energy, Inc.* (Oil & Gas)	6	455
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	54	673
Clean Harbors, Inc.* (Environmental Control)	36	2,294
Clearwater Paper Corp.* (Forest Products & Paper)	24	855
Cleco Corp. (Electric)	48	1,829
Cloud Peak Energy, Inc.* (Coal)	60	1,159
CNO Financial Group, Inc.* (Insurance)	210	1,325
Coca-Cola Bottling Co. (Beverages)	6	351
Coeur d’Alene Mines Corp.* (Mining)	84	2,028
Cogent Communications Group, Inc.* (Internet)	42	709
Cognex Corp. (Machinery-Diversified)	36	1,288
Cohen & Steers, Inc. (Diversified Financial Services)	12	347
Coherent, Inc.* (Electronics)	18	941
Cohu, Inc. (Semiconductors)	42	477
Coinstar, Inc.* (Retail)	30	1,369
Colfax Corp.* (Miscellaneous Manufacturing)	30	854
Collective Brands, Inc.* (Retail)	54	776
Colonial Properties Trust (REIT)	72	1,502
Colony Financial, Inc. (REIT)	48	754
Columbia Banking System, Inc. (Banks)	54	1,041
Columbia Sportswear Co. (Apparel)	12	559
Columbus McKinnon Corp. NY* (Machinery-Diversified)	30	381
Comfort Systems USA, Inc. (Building Materials)	48	515
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	36	325
Community Bank System, Inc. (Banks)	48	1,334
Community Trust Bancorp, Inc. (Banks)	60	1,765
CommVault Systems, Inc.* (Software)	36	1,538
Compass Diversified Holdings (Holding Companies-Diversified)	48	595
Complete Production Services, Inc.* (Oil & Gas Services)	72	2,416
Computer Programs & Systems, Inc. (Software)	12	613
comScore, Inc.* (Internet)	30	636
Comstock Resources, Inc.* (Oil & Gas)	42	643
Comtech Telecommunications Corp. (Telecommunications)	30	859
Conceptus, Inc.* (Healthcare-Products)	30	379
Concur Technologies, Inc.* (Software)	36	1,828
CONMED Corp.* (Healthcare-Products)	30	770
Consolidated Communications Holdings, Inc. (Telecommunications)	72	1,372
Consolidated Graphics, Inc.* (Commercial Services)	12	579
Constant Contact, Inc.* (Internet)	30	696
Contango Oil & Gas Co.* (Oil & Gas)	12	698
Convergys Corp.* (Commercial Services)	96	1,226
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	54	757
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	12	475
Coresite Realty Corp. (REIT)	24	428
Corinthian Colleges, Inc.* (Commercial Services)	84	182
CoStar Group, Inc.* (Commercial Services)	24	1,602
Cousins Properties, Inc. (REIT)	66	423
Cracker Barrel Old Country Store, Inc. (Retail)	18	907
Credit Acceptance Corp.* (Diversified Financial Services)	6	494
CreXus Investment Corp. (REIT)	78	810
Crocs, Inc.* (Apparel)	78	1,152
Crosstex Energy, Inc. (Pipelines)	42	531
CSG Systems International, Inc.* (Software)	36	530
CSR PLC ADR* (Semiconductors)	7	80
CTS Corp. (Electronics)	60	552
CubeSmart (REIT)	84	894
Cubic Corp. (Aerospace/Defense)	12	523
Cubist Pharmaceuticals, Inc.* (Biotechnology)	54	2,139
Curtiss-Wright Corp. (Aerospace/Defense)	30	1,060
CVB Financial Corp. (Banks)	84	843
CVR Energy, Inc.* (Oil & Gas)	78	1,461
Cyberonics, Inc.* (Healthcare-Products)	30	1,005
Cymer, Inc.* (Electronics)	24	1,194
CYS Investments, Inc. (REIT)	102	1,340
Daktronics, Inc. (Electronics)	36	345
Dana Holding Corp.* (Auto Parts & Equipment)	132	1,604
Darling International, Inc.* (Environmental Control)	102	1,356
DCT Industrial Trust, Inc. (REIT)	252	1,290
DealerTrack Holdings, Inc.* (Internet)	36	981
Delphi Financial Group, Inc.—Class A (Insurance)	54	2,392
Deltic Timber Corp. (Forest Products & Paper)	12	725
Deluxe Corp. (Commercial Services)	42	956
Denny’s Corp.* (Retail)	126	474
DepoMed, Inc.* (Pharmaceuticals)	72	373
Dexcom, Inc.* (Healthcare-Products)	60	559
DFC Global Corp.* (Commercial Services)	42	759
Diamond Foods, Inc. (Food)	18	581
DiamondRock Hospitality Co. (REIT)	168	1,620
Dice Holdings, Inc.* (Internet)	48	398
Digi International, Inc.* (Software)	30	335
Digital Generation, Inc.* (Media)	24	286
Digital River, Inc.* (Internet)	42	631
DigitalGlobe, Inc.* (Telecommunications)	30	513
Dime Community Bancshares, Inc. (Savings & Loans)	54	680
DineEquity, Inc.* (Retail)	12	507
Diodes, Inc.* (Semiconductors)	30	639
Dole Food Co., Inc.* (Food)	36	311
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	24	1,686
Domino’s Pizza, Inc.* (Retail)	54	1,833
Dorman Products, Inc.* (Auto Parts & Equipment)	18	665
Drew Industries, Inc.* (Building Materials)	24	589
Dril-Quip, Inc.* (Oil & Gas Services)	30	1,975
DTS, Inc.* (Home Furnishings)	18	490
Duff & Phelps Corp.—Class A (Diversified Financial Services)	42	609
DuPont Fabros Technology, Inc. (REIT)	54	1,308
Dycom Industries, Inc.* (Engineering & Construction)	36	753
Dynavax Technologies Corp.* (Biotechnology)	138	458
Dynegy, Inc.—Class A* (Electric)	90	249

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Small-Cap  ::  27

Common Stocks, continued

	Shares	Value
Dynex Capital, Inc. (REIT)	54	$493
E.W. Scripps Co.* (Media)	48	384
Eagle Materials, Inc. (Building Materials)	36	924
EarthLink, Inc. (Internet)	102	657
EastGroup Properties, Inc. (REIT)	18	783
Eastman Kodak Co.* (Miscellaneous Manufacturing)	240	156
Ebix, Inc. (Software)	24	530
Echelon Corp.* (Computers)	36	175
Education Realty Trust, Inc. (REIT)	72	737
El Paso Electric Co. (Electric)	42	1,455
Electro Rent Corp. (Commercial Services)	36	617
Electro Scientific Industries, Inc. (Electronics)	24	348
Electronics for Imaging, Inc.* (Computers)	42	599
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	18	667
EMCOR Group, Inc. (Engineering & Construction)	60	1,609
Emergent Biosolutions, Inc.* (Biotechnology)	24	404
Emeritus Corp.* (Healthcare-Services)	36	630
Empire District Electric Co. (Electric)	36	759
Employers Holdings, Inc. (Insurance)	36	651
Emulex Corp.* (Semiconductors)	78	535
Encore Capital Group, Inc.* (Diversified Financial Services)	18	383
Encore Wire Corp. (Electrical Components & Equipment)	18	466
Endeavour International Corp.* (Oil & Gas)	48	417
Endologix, Inc.* (Healthcare-Products)	48	551
Energy Partners, Ltd.* (Oil & Gas)	42	613
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	66	2,104
EnergySolutions, Inc.* (Environmental Control)	66	204
EnerNOC, Inc.* (Electric)	24	261
EnerSys* (Electrical Components & Equipment)	42	1,091
Ennis, Inc. (Household Products/Wares)	30	400
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	18	594
Enstar Group, Ltd.* (Insurance)	6	589
Entegris, Inc.* (Semiconductors)	114	995
Entertainment Properties Trust (REIT)	36	1,574
Entropic Communications, Inc.* (Semiconductors)	72	368
Enzon Pharmaceuticals, Inc.* (Biotechnology)	60	402
EPIQ Systems, Inc. (Software)	42	505
Equity Lifestyle Properties, Inc. (REIT)	24	1,601
Equity One, Inc. (REIT)	18	306
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	18	518
Esterline Technologies Corp.* (Aerospace/Defense)	24	1,343
Ethan Allen Interiors, Inc. (Home Furnishings)	24	569
Euronet Worldwide, Inc.* (Commercial Services)	48	887
Evercore Partners, Inc.—Class A (Diversified Financial Services)	18	479
Exact Sciences Corp.* (Biotechnology)	54	438
ExamWorks Group, Inc.* (Commercial Services)	24	228
Exelixis, Inc.* (Biotechnology)	120	568
Exide Technologies* (Auto Parts & Equipment)	90	237
Exlservice Holdings, Inc.* (Commercial Services)	12	268
Exponent, Inc.* (Engineering & Construction)	24	1,103
Express, Inc.* (Retail)	48	957
Exterran Holdings, Inc.* (Oil & Gas Services)	54	491
Extra Space Storage, Inc. (REIT)	66	1,599
EZCORP, Inc.—Class A* (Retail)	42	1,108
F.N.B. Corp. (Banks)	108	1,221
Fabrinet* (Miscellaneous Manufacturing)	18	246
Fair Isaac Corp. (Software)	36	1,290
FARO Technologies, Inc.* (Electronics)	18	828
FBL Financial Group, Inc.—Class A (Insurance)	18	612
Federal Signal Corp.* (Miscellaneous Manufacturing)	96	398
FEI Co.* (Electronics)	36	1,468
FelCor Lodging Trust, Inc.* (REIT)	156	476
Ferro Corp.* (Chemicals)	72	352
Fifth Street Finance Corp. (Investment Companies)	84	804
Financial Engines, Inc.* (Diversified Financial Services)	42	938
Finisar Corp.* (Telecommunications)	78	1,306
First American Financial Corp. (Insurance)	102	1,292
First Busey Corp. (Banks)	126	630
First Cash Financial Services, Inc.* (Retail)	30	1,053
First Commonwealth Financial Corp. (Banks)	114	600
First Financial Bancorp (Banks)	42	699
First Financial Bankshares, Inc. (Banks)	36	1,203
First Financial Corp. (Banks)	12	399
First Industrial Realty Trust, Inc.* (REIT)	60	614
First Midwest Bancorp, Inc. (Banks)	72	729
First Potomac Realty Trust (REIT)	36	470
FirstMerit Corp. (Banks)	84	1,271
Flagstone Reinsurance Holdings S.A. (Insurance)	60	497
Flotek Industries, Inc.* (Oil & Gas Services)	48	478
Flushing Financial Corp. (Savings & Loans)	42	530
Forestar Group, Inc.* (Real Estate)	36	545
FormFactor, Inc.* (Semiconductors)	102	516
Forrester Research, Inc.* (Commercial Services)	18	611
Forward Air Corp. (Transportation)	30	961
Franklin Electric Co., Inc. (Hand/Machine Tools)	18	784
Franklin Street Properties Corp. (REIT)	72	716
Fred’s, Inc. (Retail)	60	875
Fresh Del Monte Produce, Inc. (Food)	30	750
Frontline, Ltd. (Transportation)	42	180
FTI Consulting, Inc.* (Commercial Services)	36	1,527
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	18	297
Fuller (H.B.) Co. (Chemicals)	48	1,109
FX Energy, Inc.* (Oil & Gas)	66	317
G & K Services, Inc. (Textiles)	24	699
G-III Apparel Group, Ltd.* (Apparel)	18	448
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	6	261
Gaylord Entertainment Co.* (Lodging)	36	869
GenCorp, Inc.* (Aerospace/Defense)	66	351
Generac Holdings, Inc.* (Electrical Components & Equipment)	30	841
General Communication, Inc.—Class A* (Telecommunications)	48	470
Genesco, Inc.* (Retail)	18	1,111
Genesee & Wyoming, Inc.—Class A* (Transportation)	42	2,544
Genomic Health, Inc.* (Healthcare-Products)	18	457
Gentiva Health Services, Inc.* (Healthcare-Services)	30	203
GeoEye, Inc.* (Telecommunications)	24	533
GeoResources, Inc.* (Oil & Gas)	30	879
Georgia Gulf Corp.* (Chemicals)	30	585
Geron Corp.* (Biotechnology)	156	231
Getty Realty Corp. (REIT)	30	419
GFI Group, Inc. (Diversified Financial Services)	96	396
Gibraltar Industries, Inc.* (Building Materials)	36	503

See accompanying notes to the financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Glacier Bancorp, Inc. (Banks)	96	$1,155
Glatfelter (Forest Products & Paper)	48	678
Glimcher Realty Trust (REIT)	90	828
Global Geophysical Services, Inc.* (Oil & Gas Services)	18	121
Global Power Equipment Group, Inc.* (Machinery-Diversified)	6	143
Globe Specialty Metals, Inc. (Mining)	66	884
Globecomm Systems, Inc.* (Telecommunications)	24	328
GNC Acquisition Holdings, Inc.—Class A* (Retail)	18	521
Golar LNG, Ltd. (Transportation)	30	1,333
Gold Resource Corp. (Mining)	24	510
Golden Star Resources, Ltd.* (Mining)	276	455
Goodrich Petroleum Corp.* (Oil & Gas)	30	412
Government Properties Income Trust (REIT)	36	812
Grand Canyon Education, Inc.* (Commercial Services)	30	479
Granite Construction, Inc. (Engineering & Construction)	36	854
Graphic Packaging Holding Co.* (Packaging & Containers)	156	665
Great Lakes Dredge & Dock Co. (Commercial Services)	72	400
Greatbatch, Inc.* (Healthcare-Products)	24	530
Greenlight Capital Re, Ltd.—Class A* (Insurance)	36	852
Griffon Corp. (Miscellaneous Manufacturing)	60	548
Group 1 Automotive, Inc. (Retail)	24	1,243
GT Advanced Technologies, Inc.* (Semiconductors)	108	782
Gulf Island Fabrication, Inc. (Oil & Gas Services)	18	526
GulfMark Offshore, Inc.—Class A* (Transportation)	24	1,008
Gulfport Energy Corp.* (Oil & Gas)	36	1,060
H&E Equipment Services, Inc.* (Commercial Services)	36	483
Haemonetics Corp.* (Healthcare-Products)	18	1,102
Halozyme Therapeutics, Inc.* (Biotechnology)	102	970
Hancock Holding Co. (Banks)	66	2,110
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	30	561
Harleysville Group, Inc. (Insurance)	24	1,358
Harmonic, Inc.* (Telecommunications)	120	605
Harte-Hanks, Inc. (Advertising)	48	436
Harvest Natural Resources, Inc.* (Oil & Gas)	36	266
Hatteras Financial Corp. (REIT)	78	2,057
Haynes International, Inc. (Metal Fabricate/Hardware)	12	655
Healthcare Realty Trust, Inc. (REIT)	60	1,115
Healthcare Services Group, Inc. (Commercial Services)	78	1,380
HEALTHSOUTH Corp.* (Healthcare-Services)	84	1,484
HealthSpring, Inc.* (Healthcare-Services)	60	3,272
Healthways, Inc.* (Healthcare-Services)	36	247
Heartland Express, Inc. (Transportation)	48	686
Heartland Payment Systems, Inc. (Commercial Services)	36	877
HeartWare International, Inc.* (Healthcare-Products)	12	828
Heckmann Corp.* (Environmental Control)	96	638
Hecla Mining Co. (Mining)	282	1,475
HEICO Corp. (Aerospace/Defense)	36	2,105
Heidrick & Struggles International, Inc. (Commercial Services)	18	388
Helen of Troy, Ltd.* (Household Products/Wares)	30	921
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	102	1,612
Hercules Offshore, Inc.* (Oil & Gas)	96	426
Hercules Technology Growth Capital, Inc. (Private Equity)	66	623
Herman Miller, Inc. (Office Furnishings)	48	886
Hersha Hospitality Trust (REIT)	150	732
Hexcel Corp.* (Miscellaneous Manufacturing)	90	2,179
HFF, Inc.—Class A* (Real Estate)	30	310
Hibbett Sports, Inc.* (Retail)	24	1,084
Higher One Holdings, Inc.* (Diversified Financial Services)	30	553
Highwoods Properties, Inc. (REIT)	36	1,068
Hillenbrand, Inc. (Commercial Services)	54	1,205
Hilltop Holdings, Inc.* (Insurance)	60	507
Hittite Microwave Corp.* (Semiconductors)	30	1,481
HMS Holdings Corp.* (Commercial Services)	90	2,878
HNI Corp. (Office Furnishings)	42	1,096
Home Bancshares, Inc. (Banks)	24	622
Home Properties, Inc. (REIT)	24	1,382
Horace Mann Educators Corp. (Insurance)	42	576
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	24	744
Horsehead Holding Corp.* (Mining)	36	324
Hot Topic, Inc. (Retail)	42	278
HSN, Inc. (Retail)	36	1,305
Hub Group, Inc.—Class A* (Transportation)	36	1,167
Hudson Pacific Properties, Inc. (REIT)	30	425
Huron Consulting Group, Inc.* (Commercial Services)	24	930
Hyperdynamics Corp.* (Oil & Gas)	156	382
IBERIABANK Corp. (Banks)	24	1,183
ICF International, Inc.* (Commercial Services)	24	595
ICG Group, Inc.* (Internet)	36	278
Iconix Brand Group, Inc.* (Apparel)	66	1,075
ICU Medical, Inc.* (Healthcare-Products)	24	1,080
IDACORP, Inc. (Electric)	36	1,527
IDT Corp. (Telecommunications)	12	113
iGATE Corp.* (Computers)	30	472
II-VI, Inc.* (Electronics)	48	881
ImmunoGen, Inc.* (Biotechnology)	72	834
Impax Laboratories, Inc.* (Pharmaceuticals)	54	1,089
Incyte, Corp.* (Biotechnology)	78	1,171
Independent Bank Corp./MA (Banks)	30	819
Infinera Corp.* (Telecommunications)	126	791
Infinity Property & Casualty Corp. (Insurance)	12	681
InfoSpace, Inc.* (Internet)	60	659
Inland Real Estate Corp. (REIT)	78	594
Innophos Holdings, Inc. (Chemicals)	18	874
Innospec, Inc.* (Chemicals)	18	505
Inphi Corp.* (Semiconductors)	18	215
Insight Enterprises, Inc.* (Computers)	48	734
Insperity, Inc. (Commercial Services)	24	608
Insulet Corp.* (Healthcare-Products)	42	791
Integra LifeSciences Holdings* (Healthcare-Products)	18	555
Integrated Device Technology, Inc.* (Semiconductors)	126	688
Inter Parfums, Inc. (Cosmetics/Personal Care)	18	280
Interactive Intelligence Group, Inc.* (Software)	18	413
InterDigital, Inc. (Telecommunications)	42	1,830
Interface, Inc.—Class A (Office Furnishings)	42	485
Interline Brands, Inc.* (Building Materials)	36	561
Intermec, Inc.* (Machinery-Diversified)	48	329

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued

	Shares	Value
InterMune, Inc.* (Biotechnology)	42	$529
Internap Network Services Corp.* (Internet)	48	285
International Bancshares Corp. (Banks)	42	770
International Speedway Corp.—Class A (Entertainment)	24	608
Interval Leisure Group, Inc.* (Leisure Time)	42	572
INTL FCStone, Inc.* (Diversified Financial Services)	18	424
Intralinks Holdings, Inc.* (Internet)	30	187
Invacare Corp. (Healthcare-Products)	18	275
Invesco Mortgage Capital, Inc. (REIT)	66	927
Investment Technology Group, Inc.* (Diversified Financial Services)	42	454
Investors Bancorp, Inc.* (Savings & Loans)	66	890
Investors Real Estate Trust (REIT)	84	613
ION Geophysical Corp.* (Oil & Gas Services)	114	699
IPC The Hospitalist Co.* (Healthcare-Services)	18	823
Iridium Communications, Inc.* (Telecommunications)	48	370
iRobot Corp.* (Machinery-Diversified)	24	716
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	60	718
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	126	908
iStar Financial, Inc.* (REIT)	120	635
Ixia* (Telecommunications)	36	378
IXYS Corp.* (Semiconductors)	30	325
J & J Snack Foods Corp. (Food)	18	959
j2 Global, Inc. (Computers)	48	1,351
Jack Henry & Associates, Inc. (Computers)	72	2,420
Jack in the Box, Inc.* (Retail)	48	1,003
Jaguar Mining, Inc.* (Mining)	90	574
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	30	423
James River Coal Co.* (Coal)	42	291
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	24	927
JDA Software Group, Inc.* (Software)	36	1,166
JetBlue Airways Corp.* (Airlines)	228	1,186
John Bean Technologies Corp. (Miscellaneous Manufacturing)	42	646
Jos. A. Bank Clothiers, Inc.* (Retail)	24	1,170
K12, Inc.* (Commercial Services)	30	538
Kadant, Inc.* (Machinery-Diversified)	18	407
Kaiser Aluminum Corp. (Mining)	18	826
Kaman Corp. (Aerospace/Defense)	24	656
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	48	756
Kaydon Corp. (Metal Fabricate/Hardware)	30	915
KB Home (Home Builders)	90	605
KBW, Inc. (Diversified Financial Services)	36	546
Kelly Services, Inc.—Class A (Commercial Services)	24	328
KEMET Corp.* (Electronics)	36	254
Kenexa Corp.* (Commercial Services)	24	641
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	84	213
Key Energy Services, Inc.* (Oil & Gas Services)	114	1,764
Kforce, Inc.* (Commercial Services)	36	444
Kilroy Realty Corp. (REIT)	60	2,284
Kindred Healthcare, Inc.* (Healthcare-Services)	48	565
KIT Digital, Inc.* (Internet)	42	355
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	102	1,206
Knight Transportation, Inc. (Transportation)	54	845
Knightsbridge Tankers, Ltd. (Transportation)	18	246
Knoll, Inc. (Office Furnishings)	42	624
Knology, Inc.* (Media)	30	426
Kodiak Oil & Gas Corp.* (Oil & Gas)	168	1,596
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	18	618
Korn/Ferry International* (Commercial Services)	42	717
Kraton Performance Polymers, Inc.* (Chemicals)	30	609
Krispy Kreme Doughnuts, Inc.* (Retail)	54	353
Kulicke & Soffa Industries, Inc.* (Semiconductors)	66	611
La-Z-Boy, Inc.* (Home Furnishings)	54	643
Laclede Group, Inc. (Gas)	42	1,700
Lakeland Financial Corp. (Banks)	48	1,242
Lancaster Colony Corp. (Food)	18	1,248
Landauer, Inc. (Commercial Services)	12	618
LaSalle Hotel Properties (REIT)	84	2,034
Lattice Semiconductor Corp.* (Semiconductors)	114	677
Layne Christensen Co.* (Engineering & Construction)	18	436
Leap Wireless International, Inc.* (Telecommunications)	54	502
Lexington Realty Trust (REIT)	114	854
LHC Group, Inc.* (Healthcare-Services)	18	231
Life Time Fitness, Inc.* (Leisure Time)	36	1,683
Limelight Networks, Inc.* (Internet)	78	231
Lincoln Educational Services Corp. (Commercial Services)	24	190
Lindsay Manufacturing Co. (Machinery-Diversified)	12	659
Liquidity Services, Inc.* (Internet)	18	664
Lithia Motors, Inc.—Class A (Retail)	30	656
Littelfuse, Inc. (Electrical Components & Equipment)	18	774
Live Nation, Inc.* (Commercial Services)	120	997
LivePerson, Inc.* (Computers)	54	678
Liz Claiborne, Inc.* (Retail)	72	621
LogMeIn, Inc.* (Telecommunications)	18	694
Loral Space & Communications, Inc.* (Telecommunications)	12	779
Louisiana-Pacific Corp.* (Building Materials)	126	1,017
LSB Industries, Inc.* (Miscellaneous Manufacturing)	18	505
LTC Properties, Inc. (REIT)	24	741
LTX-Credence Corp.* (Semiconductors)	54	289
Lufkin Industries, Inc. (Oil & Gas Services)	24	1,615
Lumber Liquidators Holdings, Inc.* (Retail)	24	424
Luminex Corp.* (Healthcare-Products)	36	764
M.D.C. Holdings, Inc. (Home Builders)	36	635
Magellan Health Services, Inc.* (Healthcare-Services)	30	1,484
Magma Design Automation, Inc.* (Computers)	60	431
Magnum Hunter Resources Corp.* (Oil & Gas)	120	647
Maiden Holdings, Ltd. (Insurance)	54	473
Maidenform Brands, Inc.* (Apparel)	24	439
Main Street Capital Corp. (Investment Companies)	36	765
MAKO Surgical Corp.* (Healthcare-Products)	30	756
Manhattan Associates, Inc.* (Computers)	18	729
MannKind Corp.* (Pharmaceuticals)	84	210
ManTech International Corp.—Class A (Software)	24	750
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	30	395
MarketAxess Holdings, Inc. (Diversified Financial Services)	30	903
Marten Transport, Ltd. (Transportation)	18	324
Masimo Corp.* (Healthcare-Products)	42	785
MasTec, Inc.* (Engineering & Construction)	54	938

See accompanying notes to the financial statements.

30 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Materion Corp.* (Mining)	18	$437
Matrix Service Co.* (Oil & Gas Services)	30	283
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	36	1,131
MAXIMUS, Inc. (Commercial Services)	36	1,489
Maxwell Technologies, Inc.* (Computers)	36	585
MB Financial, Inc. (Banks)	42	718
MCG Capital Corp. (Investment Companies)	144	575
McGrath Rentcorp (Commercial Services)	36	1,044
McMoRan Exploration Co.* (Oil & Gas)	96	1,397
MDC Partners, Inc.—Class A (Advertising)	24	324
Meadowbrook Insurance Group, Inc. (Insurance)	162	1,730
Measurement Specialties, Inc.* (Electronics)	18	503
MedAssets, Inc.* (Software)	48	444
Medical Properties Trust, Inc. (REIT)	120	1,184
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	48	1,596
Medidata Solutions, Inc.* (Software)	18	392
Medifast, Inc.* (Commercial Services)	12	165
Medivation, Inc.* (Pharmaceuticals)	30	1,383
MedQuist Holdings, Inc.* (Software)	30	289
Mentor Graphics Corp.* (Computers)	78	1,058
Mercury Computer Systems, Inc.* (Computers)	36	478
Meredith Corp. (Media)	30	979
Meridian Bioscience, Inc. (Healthcare-Products)	42	791
Merit Medical Systems, Inc.* (Healthcare-Products)	30	401
Meritage Homes Corp.* (Home Builders)	36	835
Meritor, Inc.* (Auto Parts & Equipment)	90	479
Methode Electronics, Inc. (Electronics)	60	497
MFA Financial, Inc. (REIT)	324	2,177
MGE Energy, Inc. (Electric)	48	2,245
MGIC Investment Corp.* (Insurance)	168	627
Micrel, Inc. (Semiconductors)	42	425
Micromet, Inc.* (Biotechnology)	102	733
Microsemi Corp.* (Semiconductors)	78	1,306
MicroStrategy, Inc.—Class A* (Software)	6	650
Mid-America Apartment Communities, Inc. (REIT)	30	1,876
Mine Safety Appliances Co. (Environmental Control)	24	795
Minerals Technologies, Inc. (Chemicals)	18	1,018
MIPS Technologies, Inc.* (Semiconductors)	48	214
MKS Instruments, Inc. (Semiconductors)	48	1,335
Mobile Mini, Inc.* (Storage/Warehousing)	36	628
Modine Manufacturing Co.* (Auto Parts & Equipment)	54	511
Molina Healthcare, Inc.* (Healthcare-Services)	36	804
Momenta Pharmaceuticals, Inc.* (Biotechnology)	54	939
Monolithic Power Systems, Inc.* (Semiconductors)	30	452
Monotype Imaging Holdings, Inc.* (Software)	36	561
Monro Muffler Brake, Inc. (Commercial Services)	30	1,164
Montpelier Re Holdings, Ltd. (Insurance)	60	1,065
Moog, Inc.—Class A* (Aerospace/Defense)	42	1,845
Motricity, Inc.* (Telecommunications)	36	32
Move, Inc.* (Internet)	31	193
MTS Systems Corp. (Computers)	18	734
Mueller Industries, Inc. (Metal Fabricate/Hardware)	36	1,383
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	192	468
MVC Capital, Inc. (Investment Companies)	36	417
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	12	797
Myers Industries, Inc. (Miscellaneous Manufacturing)	42	518
MYR Group, Inc.* (Engineering & Construction)	24	459
NACCO Industries, Inc.—Class A (Machinery-Diversified)	6	535
Nanometrics, Inc.* (Semiconductors)	24	442
Nash Finch Co. (Food)	12	351
National CineMedia, Inc. (Entertainment)	48	595
National Financial Partners* (Diversified Financial Services)	42	568
National Health Investors, Inc. (REIT)	30	1,319
National Healthcare Corp. (Healthcare-Services)	18	754
National Penn Bancshares, Inc. (Banks)	114	962
National Presto Industries, Inc. (Aerospace/Defense)	6	562
National Retail Properties, Inc. (REIT)	60	1,583
National Western Life Insurance Co.—Class A (Insurance)	6	817
Natus Medical, Inc.* (Healthcare-Products)	30	283
Navigant Consulting Co.* (Commercial Services)	48	548
NBT Bancorp, Inc. (Banks)	102	2,257
Neenah Paper, Inc. (Forest Products & Paper)	18	402
Nektar Therapeutics* (Pharmaceuticals)	108	604
Nelnet, Inc.—Class A (Diversified Financial Services)	30	734
Neogen Corp.* (Pharmaceuticals)	30	919
Neoprobe Corp.* (Healthcare-Products)	78	204
NETGEAR, Inc.* (Telecommunications)	30	1,007
Netlogic Microsystems, Inc.* (Semiconductors)	60	2,974
NetScout Systems, Inc.* (Computers)	42	739
NetSuite, Inc.* (Software)	24	973
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	48	408
Neutral Tandem, Inc.* (Telecommunications)	36	385
New Jersey Resources Corp. (Gas)	42	2,066
Newcastle Investment Corp. (REIT)	78	363
NewMarket Corp. (Chemicals)	6	1,189
Newpark Resources, Inc.* (Oil & Gas Services)	78	741
Newport Corp.* (Electronics)	42	572
NIC, Inc. (Internet)	66	878
Noranda Aluminum Holding Corp. (Mining)	30	248
Nordic American Tankers, Ltd. (Transportation)	42	504
Northern Oil and Gas, Inc.* (Oil & Gas)	54	1,295
NorthStar Realty Finance Corp. (REIT)	138	658
Northwest Bancshares, Inc. (Savings & Loans)	150	1,866
Northwest Natural Gas Co. (Gas)	24	1,150
NorthWestern Corp. (Electric)	36	1,288
NPS Pharmaceuticals, Inc.* (Biotechnology)	84	554
NTELOS Holdings Corp. (Telecommunications)	24	489
Nu Skin Enterprises, Inc. (Retail)	42	2,040
Nutrisystem, Inc. (Internet)	30	388
NuVasive, Inc.* (Healthcare-Products)	36	453
NxStage Medical, Inc.* (Healthcare-Products)	42	747
Oasis Petroleum, Inc.* (Oil & Gas)	48	1,396
Oclaro, Inc.* (Telecommunications)	42	118
Ocwen Financial Corp.* (Diversified Financial Services)	66	956
OCZ Technology Group, Inc.* (Computers)	48	317
Office Depot, Inc.* (Retail)	228	490
OfficeMax, Inc.* (Retail)	72	327
Old Dominion Freight Line, Inc.* (Transportation)	42	1,702
Old National Bancorp (Banks)	72	839
Olin Corp. (Chemicals)	66	1,297
OM Group, Inc.* (Chemicals)	30	672

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Common Stocks, continued

	Shares	Value
OMEGA Healthcare Investors, Inc. (REIT)	84	$1,625
Omnicell, Inc.* (Software)	30	496
OmniVision Technologies, Inc.* (Semiconductors)	48	587
Omnova Solutions, Inc.* (Chemicals)	42	194
On Assignment, Inc.* (Commercial Services)	36	402
Oncothyreon, Inc.* (Biotechnology)	36	273
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	54	2,373
OpenTable, Inc.* (Internet)	18	704
Opko Health, Inc.* (Pharmaceuticals)	216	1,058
Oplink Communications, Inc.* (Telecommunications)	24	395
OPNET Technologies, Inc. (Software)	12	440
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	42	514
OraSure Technologies, Inc.* (Healthcare-Products)	54	492
Orbital Sciences Corp.* (Aerospace/Defense)	72	1,046
Orient-Express Hotels, Ltd.—Class A* (Lodging)	102	762
Oriental Financial Group, Inc. (Banks)	72	872
Oritani Financial Corp. (Savings & Loans)	90	1,149
Ormat Technologies, Inc. (Electric)	18	325
Orthofix International N.V.* (Healthcare-Products)	18	634
OSI Systems, Inc.* (Electronics)	18	878
Otter Tail Corp. (Electric)	48	1,057
Overseas Shipholding Group, Inc. (Transportation)	24	262
Owens & Minor, Inc. (Distribution/Wholesale)	66	1,834
Oxford Industries, Inc. (Apparel)	12	541
OYO Geospace Corp.* (Oil & Gas Services)	6	464
P.F. Chang’s China Bistro, Inc. (Retail)	18	556
Pacific Biosciences of California, Inc.* (Biotechnology)	36	101
PacWest Bancorp (Banks)	24	455
Papa John’s International, Inc.* (Retail)	18	678
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	24	786
Parametric Technology Corp.* (Software)	102	1,863
Paramount Gold and Silver Corp.* (Mining)	114	244
PAREXEL International Corp.* (Commercial Services)	54	1,120
Park Electrochemical Corp. (Electronics)	36	922
Park National Corp. (Banks)	18	1,171
Parker Drilling Co.* (Oil & Gas)	108	774
Parkway Properties, Inc. (REIT)	24	237
Patriot Coal Corp.* (Coal)	90	762
PDL BioPharma, Inc. (Biotechnology)	150	930
Pebblebrook Hotel Trust (REIT)	54	1,036
Peet’s Coffee & Tea, Inc.* (Beverages)	12	752
Pegasystems, Inc. (Software)	18	529
Pendrell Corp.* (Commercial Services)	156	399
Penn Virginia Corp. (Oil & Gas)	48	254
PennantPark Investment Corp. (Investment Companies)	66	666
Pennsylvania REIT (REIT)	54	564
PennyMac Mortgage Investment Trust (REIT)	48	798
Penske Automotive Group, Inc. (Retail)	36	693
Perry Ellis International, Inc.* (Apparel)	18	256
Petroleum Development* (Oil & Gas)	24	843
PetroQuest Energy, Inc.* (Oil & Gas)	60	396
Pharmacyclics, Inc.* (Pharmaceuticals)	42	622
PharMerica Corp.* (Pharmaceuticals)	30	455
PHH Corp.* (Commercial Services)	54	578
Photronics, Inc.* (Semiconductors)	48	292
PICO Holdings, Inc.* (Water)	24	494
Piedmont Natural Gas Co., Inc. (Gas)	60	2,039
Pier 1 Imports, Inc.* (Retail)	96	1,337
Pinnacle Entertainment, Inc.* (Entertainment)	54	549
Pinnacle Financial Partners, Inc.* (Banks)	30	485
Pioneer Drilling Co.* (Oil & Gas)	48	465
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	24	485
Plantronics, Inc. (Telecommunications)	48	1,711
Platinum Underwriters Holdings, Ltd. (Insurance)	30	1,023
Plexus Corp.* (Electronics)	30	821
PMFG, Inc.* (Miscellaneous Manufacturing)	24	468
PNM Resources, Inc. (Electric)	78	1,422
PolyOne Corp. (Chemicals)	78	901
Pool Corp. (Distribution/Wholesale)	48	1,445
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	18	1,215
Portland General Electric Co. (Electric)	48	1,214
Post Properties, Inc. (REIT)	42	1,836
Potlatch Corp. (REIT)	36	1,120
Powell Industries, Inc.* (Electrical Components & Equipment)	12	375
Power Integrations, Inc. (Semiconductors)	24	796
Power-One, Inc.* (Electrical Components & Equipment)	66	258
Powerwave Technologies, Inc.* (Telecommunications)	36	75
Premiere Global Services, Inc.* (Telecommunications)	72	610
Prestige Brands Holdings, Inc.* (Household Products/Wares)	48	541
PriceSmart, Inc. (Retail)	18	1,253
Primerica, Inc. (Insurance)	36	837
Primoris Services Corp. (Holding Companies-Diversified)	30	448
PrivateBancorp, Inc. (Banks)	48	527
ProAssurance Corp. (Insurance)	30	2,395
Progress Software Corp.* (Software)	60	1,161
PROS Holdings, Inc.* (Software)	24	357
Prospect Capital Corp. (Investment Companies)	90	836
Prosperity Bancshares, Inc. (Banks)	36	1,453
Provident Financial Services, Inc. (Savings & Loans)	78	1,044
Provident New York Bancorp (Savings & Loans)	84	558
PS Business Parks, Inc. (REIT)	12	665
PSS World Medical, Inc.* (Healthcare-Products)	42	1,016
QLIK Technologies, Inc.* (Software)	60	1,452
Quad Graphics, Inc. (Commercial Services)	18	258
Quaker Chemical Corp. (Chemicals)	18	700
Quality Systems, Inc. (Software)	36	1,332
Quanex Building Products Corp. (Building Materials)	42	631
Quantum Corp.* (Computers)	210	504
Quest Software, Inc.* (Software)	54	1,004
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	48	1,996
Quidel Corp.* (Healthcare-Products)	30	454
Quiksilver, Inc.* (Apparel)	132	477
QuinStreet, Inc.* (Internet)	24	225
Radian Group, Inc. (Insurance)	126	295
Rambus, Inc.* (Semiconductors)	84	634
Ramco-Gershenson Properties Trust (REIT)	12	118
Raven Industries, Inc. (Miscellaneous Manufacturing)	18	1,114
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	24	1,001
RealD, Inc.* (Computers)	30	238

See accompanying notes to the financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
RealPage, Inc.* (Software)	30	$758
Red Robin Gourmet Burgers, Inc.* (Retail)	12	332
Redwood Trust, Inc. (REIT)	78	794
Regis Corp. (Retail)	54	894
Renasant Corp. (Banks)	42	630
Rent-A-Center, Inc. (Commercial Services)	54	1,998
Resolute Energy Corp.* (Oil & Gas)	48	518
Resource Capital Corp. (REIT)	198	1,111
Resources Connection, Inc. (Commercial Services)	48	508
Retail Opportunity Investments Corp. (REIT)	42	497
Rex Energy Corp.* (Oil & Gas)	36	531
RF Micro Devices, Inc.* (Telecommunications)	234	1,264
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	72	568
RightNow Technologies, Inc.* (Software)	24	1,026
Rite Aid Corp.* (Retail)	492	620
RLI Corp. (Insurance)	24	1,749
RLJ Lodging Trust (REIT)	24	404
Robbins & Myers, Inc. (Machinery-Diversified)	36	1,748
Rofin-Sinar Technologies, Inc.* (Electronics)	24	548
Rogers Corp.* (Electronics)	12	442
Rollins, Inc. (Commercial Services)	78	1,733
Rosetta Resources, Inc.* (Oil & Gas)	48	2,088
RSC Holdings, Inc.* (Commercial Services)	72	1,332
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	24	557
Ruby Tuesday, Inc.* (Retail)	60	414
Ruddick Corp. (Food)	42	1,791
Rudolph Technologies, Inc.* (Semiconductors)	30	278
Rue21, Inc.* (Retail)	12	259
Rush Enterprises, Inc.* (Retail)	42	879
S&T Bancorp, Inc. (Banks)	48	938
S1 Corp.* (Internet)	78	746
Sabra Health Care REIT, Inc. (REIT)	42	508
Safeguard Scientifics, Inc.* (Internet)	30	474
Safety Insurance Group, Inc. (Insurance)	18	729
Saks, Inc.* (Retail)	102	994
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	48	2,297
Sanderson Farms, Inc. (Food)	18	902
Sandy Spring Bancorp, Inc. (Banks)	24	421
Sangamo BioSciences, Inc.* (Biotechnology)	60	170
Sanmina-SCI Corp.* (Electronics)	66	614
Sapient Corp. (Internet)	90	1,134
Sauer-Danfoss, Inc.* (Machinery-Diversified)	12	435
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	66	147
ScanSource, Inc.* (Distribution/Wholesale)	24	864
SCBT Financial Corp. (Banks)	18	522
Scholastic Corp. (Media)	36	1,079
Schulman (A.), Inc. (Chemicals)	30	635
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	18	1,196
Scientific Games Corp.—Class A* (Entertainment)	60	582
Seattle Genetics, Inc.* (Biotechnology)	90	1,504
Select Comfort Corp.* (Home Furnishings)	48	1,041
Select Medical Holdings Corp.* (Healthcare-Services)	48	407
Selective Insurance Group, Inc. (Insurance)	60	1,064
SemGroup Corp.—Class A* (Pipelines)	36	938
Semtech Corp.* (Semiconductors)	54	1,340
Sensient Technologies Corp. (Chemicals)	48	1,819
Sequenom, Inc.* (Biotechnology)	96	427
Shenandoah Telecommunications Co. (Telecommunications)	36	377
Ship Finance International, Ltd. (Transportation)	42	392
ShoreTel, Inc.* (Telecommunications)	42	268
Shuffle Master, Inc.* (Entertainment)	66	774
Shutterfly, Inc.* (Internet)	24	546
SIGA Technologies, Inc.* (Pharmaceuticals)	30	76
Signature Bank* (Banks)	30	1,800
Silicon Graphics International Corp.* (Computers)	30	344
Silicon Image, Inc.* (Semiconductors)	72	338
Simmons First National Corp.—Class A (Banks)	36	979
Simpson Manufacturing Co., Inc. (Building Materials)	42	1,414
Sinclair Broadcast Group, Inc.—Class A (Media)	42	476
Six Flags Entertainment Corp. (Entertainment)	18	742
SJW Corp. (Water)	24	567
Skechers U.S.A., Inc.—Class A* (Apparel)	36	436
SkyWest, Inc. (Airlines)	54	680
Smart Balance, Inc.* (Food)	60	322
Smith Corp. (Miscellaneous Manufacturing)	36	1,444
Snyders-Lance, Inc. (Food)	42	945
Solar Capital, Ltd. (Investment Companies)	42	928
Solarwinds, Inc.* (Software)	48	1,342
Sonic Automotive, Inc. (Retail)	36	533
Sonic Corp.* (Retail)	54	363
SonoSite, Inc.* (Healthcare-Products)	18	969
Sonus Networks, Inc.* (Telecommunications)	192	461
Sotheby’s—Class A (Commercial Services)	54	1,541
Sourcefire, Inc.* (Internet)	24	777
South Jersey Industries, Inc. (Gas)	30	1,704
Southside Bancshares, Inc. (Banks)	24	520
Southwest Gas Corp. (Gas)	36	1,530
Sovran Self Storage, Inc. (REIT)	24	1,024
Spansion, Inc.—Class A* (Computers)	48	397
Spartan Stores, Inc. (Food)	30	555
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	12	329
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	48	702
SS&C Technologies Holdings, Inc.* (Software)	30	542
Stage Stores, Inc. (Retail)	36	500
Standard Microsystems Corp.* (Semiconductors)	30	773
Standard Pacific Corp.* (Home Builders)	150	477
Standex International Corp. (Miscellaneous Manufacturing)	12	410
Star Scientific, Inc.* (Agriculture)	102	222
Starwood Property Trust, Inc. (REIT)	78	1,444
State Bank Finacial Corp.* (Banks)	36	544
STEC, Inc.* (Computers)	36	309
Steelcase, Inc.—Class A (Office Furnishings)	78	582
Steiner Leisure, Ltd.* (Commercial Services)	18	817
Stepan Co. (Chemicals)	12	962
STERIS Corp. (Healthcare-Products)	54	1,610
Sterling Financial Corp.* (Banks)	36	601
Steven Madden, Ltd.* (Apparel)	30	1,035
Stewart Enterprises, Inc.—Class A (Commercial Services)	96	553
Stifel Financial Corp.* (Diversified Financial Services)	42	1,346
Stillwater Mining Co.* (Mining)	90	941
Stone Energy Corp.* (Oil & Gas)	48	1,266
Stoneridge, Inc.* (Electronics)	36	303
STR Holdings, Inc.* (Miscellaneous Manufacturing)	24	198
Stratasys, Inc.* (Computers)	18	547
Strategic Hotels & Resorts, Inc.* (REIT)	168	902

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 33

Common Stocks, continued

	Shares	Value
Strayer Education, Inc. (Commercial Services)	12	$1,166
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	24	803
SuccessFactors, Inc.* (Commercial Services)	66	2,631
Sun Communities, Inc. (REIT)	18	658
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	18	422
Sunrise Assisted Living, Inc.* (Healthcare-Services)	54	350
Sunstone Hotel Investors, Inc.* (REIT)	96	782
Super Micro Computer, Inc.* (Computers)	30	470
Superior Industries International, Inc. (Auto Parts & Equipment)	24	397
Susquehanna Bancshares, Inc. (Banks)	96	804
SVB Financial Group* (Banks)	36	1,717
Swift Energy Co.* (Oil & Gas)	36	1,070
Swift Transportation Co.* (Transportation)	72	593
Swisher Hygiene, Inc.* (Commercial Services)	72	269
Sycamore Networks, Inc.* (Telecommunications)	24	430
Sykes Enterprises, Inc.* (Computers)	42	658
Symetra Financial Corp. (Insurance)	72	653
Symmetry Medical, Inc.* (Healthcare-Products)	54	431
Synaptics, Inc.* (Computers)	30	904
Synchronoss Technologies, Inc.* (Software)	24	725
SYNNEX Corp.* (Software)	36	1,097
Syntel, Inc. (Computers)	12	561
Take-Two Interactive Software, Inc.* (Software)	66	894
TAL International Group, Inc. (Trucking & Leasing)	24	691
Taleo Corp.—Class A* (Software)	30	1,161
Tanger Factory Outlet Centers, Inc. (REIT)	66	1,935
Targa Resources Corp. (Oil & Gas Services)	18	732
Targacept, Inc.* (Pharmaceuticals)	30	167
Team Health Holdings, Inc.* (Commercial Services)	24	530
Team, Inc.* (Commercial Services)	24	714
Teekay Tankers, Ltd.—Class A (Transportation)	42	148
Tejon Ranch Co.* (Agriculture)	18	441
Tekelec* (Telecommunications)	78	853
Teledyne Technologies, Inc.* (Aerospace/Defense)	30	1,645
TeleTech Holdings, Inc.* (Commercial Services)	24	389
Tennant Co. (Machinery-Diversified)	18	700
Tenneco, Inc.* (Auto Parts & Equipment)	54	1,608
Tesco Corp.* (Oil & Gas Services)	30	379
Tessera Technologies, Inc.* (Semiconductors)	60	1,005
Tetra Tech, Inc.* (Environmental Control)	60	1,295
TETRA Technologies, Inc.* (Oil & Gas Services)	84	785
Texas Capital Bancshares, Inc.* (Banks)	36	1,102
Texas Industries, Inc. (Building Materials)	24	739
Texas Roadhouse, Inc. (Retail)	48	715
Textainer Group Holdings, Ltd. (Trucking & Leasing)	18	524
The Andersons, Inc. (Agriculture)	18	786
The Brink’s Co. (Miscellaneous Manufacturing)	42	1,129
The Buckle, Inc. (Retail)	24	981
The Cato Corp.—Class A (Retail)	24	581
The Cheesecake Factory, Inc.* (Retail)	48	1,409
The Children’s Place Retail Stores, Inc.* (Retail)	18	956
The Corporate Executive Board Co. (Commercial Services)	30	1,143
The Ensign Group, Inc. (Healthcare-Services)	18	441
The Finish Line, Inc.—Class A (Retail)	42	810
The Fresh Market, Inc.* (Food)	24	958
The Geo Group, Inc.* (Commercial Services)	60	1,005
The Gorman-Rupp Co. (Machinery-Diversified)	18	489
The Greenbrier Cos., Inc.* (Trucking & Leasing)	18	437
The Hain Celestial Group, Inc.* (Food)	30	1,100
The Jones Group, Inc. (Apparel)	72	760
The Medicines Co.* (Biotechnology)	48	895
The Men’s Wearhouse, Inc. (Retail)	42	1,361
The Middleby Corp.* (Machinery-Diversified)	18	1,693
The Navigators Group, Inc.* (Insurance)	12	572
The New York Times Co.—Class A* (Media)	114	881
The Pantry, Inc.* (Retail)	18	215
The Pep Boys-Manny, Moe & Jack (Retail)	48	528
The Ryland Group, Inc. (Home Builders)	48	756
The Ultimate Software Group, Inc.* (Software)	24	1,563
The Warnaco Group, Inc.* (Apparel)	36	1,801
The Wet Seal, Inc.—Class A* (Retail)	84	274
Theravance, Inc.* (Pharmaceuticals)	66	1,459
Thompson Creek Metals Co., Inc.* (Mining)	150	1,044
Titan International, Inc. (Auto Parts & Equipment)	36	701
Titan Machinery, Inc.* (Distribution/Wholesale)	12	261
TiVo, Inc.* (Home Furnishings)	108	969
TNS, Inc.* (Commercial Services)	36	638
Tompkins Financial Corp. (Banks)	24	924
Tootsie Roll Industries, Inc. (Food)	36	852
Tower Group, Inc. (Insurance)	36	726
TowneBank (Banks)	54	661
TPC Group, Inc.* (Chemicals)	12	280
Travelzoo, Inc.* (Internet)	6	147
Tredegar Corp. (Miscellaneous Manufacturing)	30	666
TreeHouse Foods, Inc.* (Food)	30	1,961
Trex Co., Inc.* (Building Materials)	12	275
Triangle Capital Corp. (Investment Companies)	30	574
TriMas Corp.* (Miscellaneous Manufacturing)	24	431
Triple-S Management Corp.—Class B* (Healthcare-Services)	30	601
TriQuint Semiconductor, Inc.* (Semiconductors)	156	760
Triumph Group, Inc. (Aerospace/Defense)	36	2,104
True Religion Apparel, Inc.* (Apparel)	24	830
TrueBlue, Inc.* (Commercial Services)	36	500
TrustCo Bank Corp. NY (Banks)	150	842
Trustmark Corp. (Banks)	48	1,166
TTM Technologies, Inc.* (Electronics)	48	526
Tutor Perini Corp.* (Engineering & Construction)	30	370
Twin Disc, Inc. (Machinery-Diversified)	12	436
Two Harbors Investment Corp. (REIT)	84	776
Tyler Technologies, Inc.* (Software)	30	903
UIL Holdings Corp. (Electric)	42	1,486
Ultratech Stepper, Inc.* (Semiconductors)	24	590
UMB Financial Corp. (Banks)	24	894
Umpqua Holdings Corp. (Banks)	102	1,264
UniFirst Corp. (Textiles)	18	1,021
Unisource Energy Corp. (Electric)	36	1,329
Unisys Corp.* (Computers)	36	710
United Bankshares, Inc. (Banks)	48	1,357
United Fire & Casualty Co. (Insurance)	30	605
United Natural Foods, Inc.* (Food)	42	1,680
United Online, Inc. (Internet)	96	522
United Rentals, Inc.* (Commercial Services)	54	1,596
United Stationers, Inc. (Distribution/Wholesale)	36	1,172
Universal American Corp. (Insurance)	30	381
Universal Corp. (Agriculture)	24	1,103
Universal Display Corp.* (Electrical Components & Equipment)	36	1,321
Universal Electronics, Inc.* (Home Furnishings)	18	304
Universal Forest Products, Inc. (Building Materials)	18	556
Universal Health Realty Income Trust (REIT)	12	468

See accompanying notes to the financial statements.

34 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	6	$224
Universal Technical Institute, Inc.* (Commercial Services)	24	307
Urstadt Biddle Properties—Class A (REIT)	24	434
US Airways Group, Inc.* (Airlines)	150	761
US Ecology, Inc. (Environmental Control)	30	563
US Gold Corp.* (Mining)	108	363
USA Mobility, Inc. (Telecommunications)	30	416
USEC, Inc.* (Mining)	126	144
USG Corp.* (Building Materials)	72	732
Vail Resorts, Inc. (Entertainment)	36	1,525
Valassis Communications, Inc.* (Commercial Services)	42	808
ValueClick, Inc.* (Internet)	66	1,075
ValueVision Media, Inc.—Class A* (Advertising)	48	90
Vantage Drilling Co.* (Oil & Gas)	192	223
VASCO Data Security International, Inc.* (Internet)	30	196
Vector Group, Ltd. (Agriculture)	66	1,172
Veeco Instruments, Inc.* (Semiconductors)	36	749
Venoco, Inc.* (Oil & Gas)	24	162
Vera Bradley, Inc.* (Retail)	18	581
Verint Systems, Inc.* (Software)	24	661
Viad Corp. (Commercial Services)	24	420
ViaSat, Inc.* (Telecommunications)	36	1,660
Vicor Corp. (Electrical Components & Equipment)	30	239
ViewPoint Financial Group (Savings & Loans)	54	703
VirnetX Holding Corp.* (Internet)	36	899
ViroPharma, Inc.* (Pharmaceuticals)	72	1,972
Virtus Investment Partners, Inc.* (Diversified Financial Services)	6	456
Vitamin Shoppe, Inc.* (Retail)	24	957
VIVUS, Inc.* (Pharmaceuticals)	90	878
Vocus, Inc.* (Internet)	18	398
Volcano Corp.* (Healthcare-Products)	42	999
Volterra Semiconductor Corp.* (Semiconductors)	30	768
Vonage Holdings Corp.* (Telecommunications)	156	382
W&T Offshore, Inc. (Oil & Gas)	36	764
Wabash National Corp.* (Auto Manufacturers)	90	706
Walter Investment Management Corp. (REIT)	24	492
Washington REIT (REIT)	54	1,477
Washington Trust Bancorp, Inc. (Banks)	24	573
Watsco, Inc. (Distribution/Wholesale)	30	1,970
Watts Water Technologies, Inc.—Class A (Electronics)	24	821
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	54	446
WD-40 Co. (Household Products/Wares)	18	727
Web.com Group, Inc.* (Internet)	30	344
Websense, Inc.* (Internet)	36	674
Webster Financial Corp. (Banks)	54	1,101
Weis Markets, Inc. (Food)	18	719
WellCare Health Plans, Inc.* (Healthcare-Services)	36	1,890
Werner Enterprises, Inc. (Transportation)	48	1,157
WesBanco, Inc. (Banks)	54	1,051
West Coast Bancorp* (Banks)	24	374
West Pharmaceutical Services, Inc. (Healthcare-Products)	48	1,822
Westamerica Bancorp (Banks)	30	1,317
Western Alliance Bancorp* (Banks)	72	449
Western Refining, Inc.* (Oil & Gas)	48	638
WGL Holdings, Inc. (Gas)	42	1,857
Winn-Dixie Stores, Inc.* (Food)	54	507
Winthrop Realty Trust (REIT)	42	427
Wintrust Financial Corp. (Banks)	30	842
Wolverine World Wide, Inc. (Apparel)	42	1,497
Woodward, Inc. (Electronics)	54	2,210
World Acceptance Corp.* (Diversified Financial Services)	12	882
World Fuel Services Corp. (Retail)	66	2,771
Worthington Industries, Inc. (Metal Fabricate/Hardware)	60	983
Wright Express Corp.* (Commercial Services)	36	1,954
Wright Medical Group, Inc.* (Healthcare-Products)	36	594
Xyratex, Ltd. (Computers)	42	559
Zep, Inc. (Chemicals)	24	336
ZIOPHARM Oncology, Inc.* (Biotechnology)	66	291
Zoll Medical Corp.* (Healthcare-Products)	18	1,137
Zumiez, Inc.* (Retail)	18	500
TOTAL COMMON STOCKS (Cost $903,891)		947,119

Repurchase Agreements(a)(b) (86.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $6,162,000	$6,162,000	$6,162,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,162,000)		6,162,000
TOTAL INVESTMENT SECURITIES (Cost $7,065,891)—100.1%		7,109,119
Net other assets (liabilities)—(0.1)%		(5,689)
NET ASSETS—100.0%		$7,103,430

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $742,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,401,250)	19	$(10,957)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 35

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$4,357,489	$(60,442)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	385,367	(6,498)
		$(66,940)

ProFund VP Small-Cap invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$850	NM
Aerospace/Defense	14,308	0.2%
Agriculture	3,724	0.1%
Airlines	5,520	0.1%
Apparel	12,978	0.2%
Auto Manufacturers	706	NM
Auto Parts & Equipment	8,833	0.1%
Banks	60,280	0.9%
Beverages	2,017	NM
Biotechnology	19,272	0.3%
Building Materials	9,389	0.1%
Chemicals	16,837	0.2%
Coal	2,212	NM
Commercial Services	65,221	1.0%
Computers	19,862	0.3%
Cosmetics/Personal Care	947	NM
Distribution/Wholesale	10,378	0.1%
Diversified Financial Services	15,251	0.2%
Electric	22,761	0.3%
Electrical Components & Equipment	9,335	0.1%
Electronics	21,456	0.3%
Energy-Alternate Sources	881	NM
Engineering & Construction	7,074	0.1%
Entertainment	8,668	0.1%
Environmental Control	7,993	0.1%
Food	18,342	0.3%
Forest Products & Paper	7,833	0.1%
Gas	12,566	0.2%
Hand/Machine Tools	784	NM
Healthcare-Products	32,828	0.5%
Healthcare-Services	19,208	0.3%
Holding Companies-Diversified	1,043	NM
Home Builders	3,308	NM
Home Furnishings	4,016	0.1%
Household Products/Wares	4,380	0.1%
Insurance	31,628	0.4%
Internet	22,068	0.3%
Investment Companies	7,399	0.1%
Iron/Steel	224	NM
Leisure Time	3,996	0.1%
Lodging	2,598	NM
Machinery-Construction & Mining	966	NM
Machinery-Diversified	15,416	0.2%
Media	6,731	0.1%
Metal Fabricate/Hardware	6,808	0.1%
Mining	11,601	0.2%
Miscellaneous Manufacturing	22,222	0.3%
Office Furnishings	3,673	0.1%
Oil & Gas	33,471	0.5%
Oil & Gas Services	16,501	0.2%
Packaging & Containers	665	NM
Pharmaceuticals	29,387	0.4%
Pipelines	1,469	NM
Private Equity	623	NM
REIT	80,686	1.2%
Real Estate	855	NM
Retail	60,209	0.9%
Savings & Loans	9,305	0.1%
Semiconductors	30,687	0.4%
Software	40,556	0.7%
Storage/Warehousing	628	NM
Telecommunications	30,217	0.4%
Textiles	1,720	NM
Toys/Games/Hobbies	423	NM
Transportation	17,397	0.2%
Trucking & Leasing	2,945	NM
Water	2,984	NM
Other**	6,156,311	86.7%
Total	$7,103,430	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

36 :: ProFund VP Small-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$7,065,891
Securities, at value	947,119
Repurchase agreements, at value	6,162,000
Total Investment Securities, at value	7,109,119
Cash	528
Segregated cash balances with brokers	129,010
Segregated cash balances with custodian	233
Dividends and interest receivable	1,455
Receivable for capital shares issued	549
Prepaid expenses	31
TOTAL ASSETS	7,240,925

LIABILITIES:
Payable for capital shares redeemed	46,325
Unrealized loss on swap agreements	66,940
Variation margin on futures contracts	6,650
Advisory fees payable	3,790
Management services fees payable	505
Administration fees payable	219
Administrative services fees payable	2,725
Distribution fees payable	2,663
Transfer agency fees payable	354
Fund accounting fees payable	489
Compliance services fees payable	30
Other accrued expenses	6,805
TOTAL LIABILITIES	137,495
NET ASSETS	$7,103,430

NET ASSETS CONSIST OF:
Capital	$7,044,558
Accumulated net investment income (loss)	(179)
Accumulated net realized gains (losses) on investments	93,720
Net unrealized appreciation (depreciation) on investments	(34,669)
NET ASSETS	$7,103,430

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	269,487
Net Asset Value (offering and redemption price per share)	$26.36

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$14,893
Interest	1,813
TOTAL INVESTMENT INCOME	16,706

EXPENSES:
Advisory fees	43,980
Management services fees	5,864
Administration fees	2,477
Transfer agency fees	3,626
Administrative services fees	14,543
Distribution fees	14,660
Custody fees	12,556
Fund accounting fees	12,519
Trustee fees	101
Compliance services fees	60
Other fees	11,310
Total Gross Expenses before reductions	121,696
Less Expenses reduced by the Advisor	(23,181)
TOTAL NET EXPENSES	98,515
NET INVESTMENT INCOME (LOSS)	(81,809)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	235,942
Net realized gains (losses) on futures contracts	82,887
Net realized gains (losses) on swap agreements	117,343
Change in net unrealized appreciation/depreciation on investments	(330,018)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	106,154
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,345

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 37

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(81,809)	$(72,292)
Net realized gains (losses) on investments	436,172	273,333
Change in net unrealized appreciation/depreciation on investments	(330,018)	252,814
Change in net assets resulting from operations	24,345	453,855
CAPITAL TRANSACTIONS:
Proceeds from shares issued	48,520,771	79,801,320
Value of shares redeemed	(50,519,603)	(75,590,840)
Change in net assets resulting from capital transactions	(1,998,832)	4,210,480
Change in net assets	(1,974,487)	4,664,335
NET ASSETS:
Beginning of period	9,077,917	4,413,582
End of period	$7,103,430	$9,077,917
Accumulated net investment income (loss)	$(179)	$(272)
SHARE TRANSACTIONS:
Issued	1,728,732	3,337,412
Redeemed	(1,784,146)	(3,209,596)
Change in shares	(55,414)	127,816

See accompanying notes to the financial statements.

38 :: ProFund VP Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$27.94		$22.39	$17.75		$30.71	$37.24

Investment Activities:
Net investment income (loss)(a)	(0.39)		(0.31)	(0.25)		(0.10)	0.06
Net realized and unrealized gains (losses) on investments	(1.19	)(b)	5.86	4.89		(9.82)	(0.82)
Total income (loss) from investment activities	(1.58)		5.55	4.64		(9.92)	(0.76)

Distributions to Shareholders From:
Net investment income	—		—	—		(0.08)	(0.28)
Net realized gains on investments	—		—	—		(2.96)	(5.49)
Total distributions	—		—	—		(3.04)	(5.77)

Net Asset Value, End of Period	$26.36		$27.94	$22.39		$17.75	$30.71

Total Return	(5.65)%		24.79%	26.14%		(35.44)%	(2.21)%

Ratios to Average Net Assets:
Gross expenses	2.08%		2.05%	2.30%		1.65%	1.61%
Net expenses	1.68%		1.68%	1.73	%(c)	1.62%	1.56%
Net investment income (loss)	(1.40)%		(1.31)%	(1.34)%		(0.37)%	0.15%

Supplemental Data:
Net assets, end of period (000’s)	$7,103		$9,078	$4,414		$2,815	$68,525
Portfolio turnover rate(d)	202%		378%	840%		69%	40%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

The expense ratio does not correlate to the applicable expenses limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Dow 30 :: 39

ProFund VP Dow 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average (“DJIA”). For the year ended December 31, 2011, the Fund had a total return of 3.85%. For the same period, the DJIA had a total return of 8.34%(1) and a volatility of 20.96%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the daily performance of the DJIA.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the DJIA. The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the DJIA serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire DJIA is reviewed.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the DJIA. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Dow 30 from May 1, 2006 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Dow 30	3.85%	-0.78%	1.66%
Dow Jones Industrial Average	8.34%	2.37%	4.09%

Expense Ratios**

Fund	Gross	Net
ProFund VP Dow 30	1.73%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	8%
Swap Agreements	93%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average – Composition

% of Index
Industrial	21%
Consumer Non-Cyclical	19%
Technology	16%
Energy	12%
Consumer Cyclical	12%
Financial	9%
Communications	8%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The DJIA is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the DJIA. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the DJIA calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the DJIA.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: ProFund VP Dow 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $807,000	$807,000	$807,000
TOTAL REPURCHASE AGREEMENTS (Cost $807,000)		807,000
TOTAL INVESTMENT SECURITIES (Cost $807,000)—100.3%		807,000
Net other assets (liabilities)—(0.3)%		(2,353)
NET ASSETS—100.0%		$804,647

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $92,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contract expiring 3/19/12 (Underlying notional amount at value $60,725)	1	$(12)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$505,079	$(2,977)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	243,046	(1,429)
		$(4,406)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Dow 30 :: 41

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$807,000
Repurchase agreements, at value	807,000
Total Investment Securities, at value	807,000
Cash	886
Segregated cash balances with brokers	4,370
Prepaid expenses	7
TOTAL ASSETS	812,263

LIABILITIES:
Payable for capital shares redeemed	58
Unrealized loss on swap agreements	4,406
Variation margin on futures contracts	355
Advisory fees payable	266
Management services fees payable	35
Administration fees payable	41
Administrative services fees payable	367
Distribution fees payable	615
Transfer agency fees payable	67
Fund accounting fees payable	92
Compliance services fees payable	5
Other accrued expenses	1,309
TOTAL LIABILITIES	7,616
NET ASSETS	$804,647

NET ASSETS CONSIST OF:
Capital	$1,989,616
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,180,551)
Net unrealized appreciation (depreciation) on investments	(4,418)
NET ASSETS	$804,647

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	28,933
Net Asset Value (offering and redemption price per share)	$27.81

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$515

EXPENSES:
Advisory fees	11,329
Management services fees	1,511
Administration fees	652
Transfer agency fees	965
Administrative services fees	930
Distribution fees	3,777
Custody fees	5,174
Fund accounting fees	1,317
Trustee fees	41
Compliance services fees	7
Other fees	2,062
Total Gross Expenses before reductions	27,765
Less Expenses reduced by the Advisor	(3,318)
TOTAL NET EXPENSES	24,447
NET INVESTMENT INCOME (LOSS)	(23,932)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(4,291)
Net realized gains (losses) on swap agreements	(1,056,498)
Change in net unrealized appreciation/depreciation on investments	(4,727)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,065,516)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,089,448)

See accompanying notes to the financial statements.

42 :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(23,932)	$(24,474)
Net realized gains (losses) on investments	(1,060,789)	(906,613)
Change in net unrealized appreciation/depreciation on investments	(4,727)	(308)
Change in net assets resulting from operations	(1,089,448)	(931,395)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	143,936,015	207,988,172
Value of shares redeemed	(142,299,210)	(207,222,066)
Change in net assets resulting from capital transactions	1,636,805	766,106
Change in net assets	547,357	(165,289)
NET ASSETS:
Beginning of period	257,290	422,579
End of period	$804,647	$257,290
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	5,249,149	8,566,326
Redeemed	(5,229,824)	(8,574,107)
Change in shares	19,325	(7,781)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Dow 30 :: 43

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$26.78	$24.30	$22.23		$38.60	$34.26

Investment Activities:
Net investment income (loss)(a)	(0.43)	(0.39)	(0.38)		0.17	1.20
Net realized and unrealized gains (losses) on investments	1.46 (b)	2.87 (b)	4.17		(13.63)	3.23
Total income (loss) from investment activities	1.03	2.48	3.79		(13.46)	4.43

Distributions to Shareholders From:
Net investment income	—	—	(1.72)		(1.10)	(0.09)
Net realized gains on investments	—	—	—		(1.81)	—
Total distributions	—	—	(1.72)		(2.91)	(0.09)

Net Asset Value, End of Period	$27.81	$26.78	$24.30		$22.23	$38.60

Total Return	3.85%	10.21%	17.58%		(36.73)%	12.94%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.73%	1.99%		1.57%	1.39%
Net expenses	1.62%	1.68%	1.77	%(c)	1.55%	1.34%
Net investment income (loss)	(1.59)%	(1.59)%	(1.70)%		0.55%	3.27%

Supplemental Data:
Net assets, end of period (000’s)	$805	$257	$423		$203	$515
Portfolio turnover rate(d)	—	—	—	%(e)	7,356%	40,865%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

The expense ratio does not correlate to the applicable expenses limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)	The porfolio turnover rate significantly changed from the prior period due to a change in investment strategies that did not include the purchase of equity securities.

See accompanying notes to the financial statements.

44 :: ProFund VP NASDAQ-100 :: Management Discussion of Fund Performance

ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 1.45%. For the same period, the Index had a total return of 3.67%(1) and a volatility of 23.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP NASDAQ-100 from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP NASDAQ-100	1.45%	4.29%	2.45%
NASDAQ-100 Index	3.67%	6.07%	4.26%

Expense Ratios**

Fund	Gross	Net
ProFund VP NASDAQ-100	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	46%
Futures Contracts	3%
Swap Agreements	51%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	7.0%
Microsoft Corp.	4.0%
Google, Inc. - Class A	3.0%
Oracle Corp.	2.4%
Intel Corp.	2.3%

NASDAQ-100 Index – Composition

% of Index
Technology	51%
Communications	26%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Basic Materials	1%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP NASDAQ-100 :: 45

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (46.3%)

	Shares	Value
Activision Blizzard, Inc. (Software)	9,553	$117,693
Adobe Systems, Inc.* (Software)	4,100	115,907
Akamai Technologies, Inc.* (Internet)	1,517	48,969
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,558	111,397
Altera Corp. (Semiconductors)	2,665	98,871
Amazon.com, Inc.* (Internet)	3,813	660,030
Amgen, Inc. (Biotechnology)	7,339	471,237
Apollo Group, Inc.—Class A* (Commercial Services)	1,107	59,634
Apple Computer, Inc.* (Computers)	7,790	3,154,950
Applied Materials, Inc. (Semiconductors)	11,029	118,121
Autodesk, Inc.* (Software)	1,886	57,202
Automatic Data Processing, Inc. (Commercial Services)	4,100	221,441
Avago Technologies, Ltd. (Semiconductors)	2,050	59,163
Baidu, Inc.ADR* (Internet)	2,255	262,640
Bed Bath & Beyond, Inc.* (Retail)	2,050	118,838
Biogen Idec, Inc.* (Biotechnology)	2,050	225,602
BMC Software, Inc.* (Software)	1,435	47,039
Broadcom Corp.—Class A (Semiconductors)	4,059	119,172
C.H. Robinson Worldwide, Inc. (Transportation)	1,353	94,412
CA, Inc. (Software)	4,141	83,710
Celgene Corp.* (Biotechnology)	3,731	252,216
Cerner Corp.* (Software)	1,435	87,894
Check Point Software Technologies, Ltd.* (Software)	1,722	90,474
Cisco Systems, Inc. (Telecommunications)	44,936	812,443
Citrix Systems, Inc.* (Software)	1,558	94,602
Cognizant Technology Solutions Corp.* (Computers)	2,542	163,476
Comcast Corp.—Class A (Media)	17,507	415,091
Costco Wholesale Corp. (Retail)	3,608	300,619
Ctrip.com International, Ltd.ADR* (Internet)	1,230	28,782
Dell, Inc.* (Computers)	15,006	219,538
DENTSPLY International, Inc. (Healthcare-Products)	1,189	41,603
DIRECTV—Class A* (Media)	5,904	252,455
Dollar Tree, Inc.* (Retail)	984	81,780
eBay, Inc.* (Internet)	10,783	327,048
Electronic Arts, Inc.* (Software)	2,788	57,433
Expedia, Inc. (Internet)	1,005	29,151
Expeditors International of Washington, Inc. (Transportation)	1,763	72,212
Express Scripts, Inc.* (Pharmaceuticals)	4,059	181,397
F5 Networks, Inc.* (Internet)	656	69,615
Fastenal Co. (Distribution/Wholesale)	2,460	107,281
First Solar, Inc.* (Energy-Alternate Sources)	738	24,915
Fiserv, Inc.* (Software)	1,189	69,842
Flextronics International, Ltd.* (Electronics)	5,945	33,649
Fossil, Inc.* (Distribution/Wholesale)	533	42,299
Garmin, Ltd. (Electronics)	1,640	65,288
Gilead Sciences, Inc.* (Biotechnology)	6,273	256,754
Google, Inc.—Class A* (Internet)	2,132	1,377,059
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,312	58,843
Hansen Natural Corp.* (Beverages)	738	67,999
Henry Schein, Inc.* (Healthcare-Products)	738	47,549
Infosys Technologies, Ltd.ADR (Computers)	656	33,705
Intel Corp. (Semiconductors)	42,558	1,032,031
Intuit, Inc. (Software)	2,501	131,528
Intuitive Surgical, Inc.* (Healthcare-Products)	328	151,867
KLA-Tencor Corp. (Semiconductors)	1,394	67,261
Lam Research Corp.* (Semiconductors)	984	36,428
Liberty Media Holding Corp.—Interactive Series A* (Internet)	4,674	75,789
Life Technologies Corp.* (Biotechnology)	1,476	57,431
Linear Technology Corp. (Semiconductors)	1,886	56,637
Marvell Technology Group, Ltd.* (Semiconductors)	5,084	70,413
Mattel, Inc. (Toys/Games/Hobbies)	2,829	78,533
Maxim Integrated Products, Inc. (Semiconductors)	2,419	62,991
Microchip Technology, Inc. (Semiconductors)	1,599	58,571
Micron Technology, Inc.* (Semiconductors)	8,241	51,836
Microsoft Corp. (Software)	70,315	1,825,377
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,567	76,548
NetApp, Inc.* (Computers)	3,075	111,530
Netflix, Inc.* (Internet)	451	31,250
News Corp.—Class A (Media)	14,391	256,735
Nuance Communications, Inc.* (Software)	2,501	62,925
NVIDIA Corp.* (Semiconductors)	5,125	71,033
O’Reilly Automotive, Inc.* (Retail)	1,066	85,227
Oracle Corp. (Software)	42,189	1,082,148
Orchard Supply Hardware Stores Corp.— Class A* (Retail)	41	149
PACCAR, Inc. (Auto Manufacturers)	2,993	112,148
Paychex, Inc. (Commercial Services)	3,034	91,354
Perrigo Co. (Pharmaceuticals)	779	75,797
Priceline.com, Inc.* (Internet)	410	191,761
Qualcomm, Inc. (Telecommunications)	14,063	769,246
Randgold Resources, Ltd. ADR (Mining)	492	50,233
Research In Motion, Ltd.* (Computers)	4,346	63,017
Ross Stores, Inc. (Retail)	1,927	91,590
SanDisk Corp.* (Computers)	2,009	98,863
Seagate Technology PLC (Computers)	3,895	63,878
Sears Holdings Corp.* (Retail)	902	28,666
Sigma-Aldrich Corp. (Chemicals)	1,025	64,022
Sirius XM Radio, Inc.* (Media)	31,365	57,084
Staples, Inc. (Retail)	5,863	81,437
Starbucks Corp. (Retail)	6,232	286,734
Stericycle, Inc.* (Environmental Control)	697	54,310
Symantec Corp.* (Internet)	6,150	96,248
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	5,863	236,631
TripAdvisor, Inc.* (Internet)	1	13
VeriSign, Inc. (Internet)	1,312	46,865
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,763	58,549
Virgin Media, Inc. (Telecommunications)	2,501	53,471
Vodafone Group PLC ADR (Telecommunications)	7,667	214,906
Warner Chilcott PLC—Class A* (Pharmaceuticals)	2,132	32,257
Whole Foods Market, Inc. (Food)	1,517	105,553
Wynn Resorts, Ltd. (Lodging)	1,025	113,252
Xilinx, Inc. (Semiconductors)	2,214	70,981
Yahoo!, Inc.* (Internet)	10,373	167,316
TOTAL COMMON STOCKS (Cost $10,222,261)		20,919,460

Preferred Stock (NM)

Orchard Supply Hardware—Series A (Retail)	41	149
TOTAL PREFERRED STOCKS (Cost $—)		149

See accompanying notes to the financial statements.

46 :: ProFund VP NASDAQ-100 :: Financial Statements

Repurchase Agreements(a)(b) (56.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $25,314,000	$25,314,000	$25,314,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,314,000)		25,314,000
TOTAL INVESTMENT SECURITIES (Cost $35,536,261)—102.3%		46,233,609
Net other assets (liabilities)—(2.3)%		(1,053,931)
NET ASSETS—100.0%		$45,179,678

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $3,817,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.
ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,363,500)	30	$(27,146)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$3,761,602	$(24,983)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	19,127,001	(137,489)
		$(162,472)

ProFund VP NASDAQ-100 invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Auto Manufacturers	$112,148	0.2%
Beverages	126,842	0.3%
Biotechnology	1,433,186	3.2%
Chemicals	64,022	0.1%
Commercial Services	372,429	0.8%
Computers	3,908,957	8.7%
Distribution/Wholesale	149,580	0.3%
Electronics	98,937	0.2%
Energy-Alternate Sources	24,915	0.1%
Environmental Control	54,310	0.1%
Food	105,553	0.2%
Healthcare-Products	241,019	0.5%
Internet	3,412,536	7.6%
Lodging	113,252	0.3%
Media	981,365	2.2%
Mining	50,233	0.1%
Pharmaceuticals	602,630	1.3%
Retail	1,075,189	2.4%
Semiconductors	1,973,509	4.4%
Software	3,923,774	8.6%
Telecommunications	1,850,066	4.1%
Toys/Games/Hobbies	78,533	0.2%
Transportation	166,624	0.4%
Other**	24,260,069	53.7%
Total	$45,179,678	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 47

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$35,536,261
Securities, at value	20,919,609
Repurchase agreements, at value	25,314,000
Total Investment Securities, at value	46,233,609
Cash	1,243
Segregated cash balances with brokers	105,750
Dividends and interest receivable	15,179
Receivable for capital shares issued	2,462
Prepaid expenses	192
TOTAL ASSETS	46,358,435

LIABILITIES:
Payable for capital shares redeemed	903,985
Unrealized loss on swap agreements	162,472
Variation margin on futures contracts	3,600
Advisory fees payable	10,670
Management services fees payable	1,423
Administration fees payable	1,929
Administrative services fees payable	23,195
Distribution fees payable	20,456
Trustee fees payable	3
Transfer agency fees payable	3,111
Fund accounting fees payable	4,305
Compliance services fees payable	307
Other accrued expenses	43,301
TOTAL LIABILITIES	1,178,757
NET ASSETS	$45,179,678

NET ASSETS CONSIST OF:
Capital	$51,342,342
Accumulated net investment income (loss)	7,301
Accumulated net realized gains (losses) on investments	(16,677,695)
Net unrealized appreciation (depreciation) on investments	10,507,730
NET ASSETS	$45,179,678

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,313,353
Net Asset Value (offering and redemption price per share)	$19.53

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$220,100
Interest	9,606
TOTAL INVESTMENT INCOME	229,706

EXPENSES:
Advisory fees	368,848
Management services fees	49,179
Administration fees	21,627
Transfer agency fees	32,480
Administrative services fees	152,763
Distribution fees	122,949
Custody fees	7,852
Fund accounting fees	44,706
Trustee fees	1,062
Compliance services fees	557
Other fees	92,996
Total Gross Expenses before reductions	895,019
Less Expenses reduced by the Advisor	(68,799)
TOTAL NET EXPENSES	826,220
NET INVESTMENT INCOME (LOSS)	(596,514)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,331,925
Net realized gains (losses) on futures contracts	(523,404)
Net realized gains (losses) on swap agreements	(1,556,370)
Change in net unrealized appreciation/depreciation on investments	(2,918,988)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,666,837)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,263,351)

See accompanying notes to the financial statements.

48 :: ProFund VP NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(596,514)	$(475,538)
Net realized gains (losses) on investments	1,252,151	10,434,765
Change in net unrealized appreciation/depreciation on investments	(2,918,988)	(5,440,238)
Change in net assets resulting from operations	(2,263,351)	4,518,989
CAPITAL TRANSACTIONS:
Proceeds from shares issued	279,822,278	254,957,350
Value of shares redeemed	(289,443,406)	(256,158,282)
Change in net assets resulting from capital transactions	(9,621,128)	(1,200,932)
Change in net assets	(11,884,479)	3,318,057
NET ASSETS:
Beginning of period	57,064,157	53,746,100
End of period	$45,179,678	$57,064,157
Accumulated net investment income (loss)	$7,301	$—
SHARE TRANSACTIONS:
Issued	14,073,181	15,020,740
Redeemed	(14,723,999)	(15,358,006)
Change in shares	(650,818)	(337,266)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP NASDAQ-100 :: 49

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$19.25	$16.28	$10.71	$18.62	$15.83

Investment Activities:
Net investment income (loss)(a)	(0.24)	(0.19)	(0.15)	(0.16)	(0.12)
Net realized and unrealized gains (losses) on investments	0.52 (b)	3.16	5.72	(7.75)	2.91
Total income (loss) from investment activities	0.28	2.97	5.57	(7.91)	2.79

Net Asset Value, End of Period	$19.53	$19.25	$16.28	$10.71	$18.62

Total Return	1.45%	18.24%	52.01%	(42.48)%	17.62%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.78%	1.83%	1.76%	1.69%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(1.21)%	(1.13)%	(1.13)%	(1.02)%	(0.68)%

Supplemental Data:
Net assets, end of period (000’s)	$45,180	$57,064	$53,746	$22,323	$109,947
Portfolio turnover rate(c)	38%	28%	238%	470%	336%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

50 :: ProFund VP Large-Cap Value :: Management Discussion of Fund Performance

ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Value Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -1.28%. For the same period, the Index had a total return of -0.50%(1) and a volatility of 24.76%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P 500 that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from May 3, 2004 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Large-Cap Value	-1.28%	-4.51%	1.07%
S&P 500 Value Index	-0.50%	-2.94%	2.99%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Value	1.88%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.6%
AT&T, Inc.	3.5%
Pfizer, Inc.	3.2%
Exxon Mobil Corp.	2.8%
Wells Fargo & Co.	2.8%

S&P 500 Value Index – Composition

% of Index
Financial	24%
Communications	14%
Consumer Non-Cyclical	13%
Energy	12%
Industrial	11%
Consumer Cyclical	9%
Technology	7%
Utilities	7%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Large-Cap Value :: 51

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	685	$55,985
Abercrombie & Fitch Co.—Class A (Retail)	411	20,073
Accenture PLC—Class A (Computers)	685	36,463
ACE, Ltd. (Insurance)	1,507	105,671
Adobe Systems, Inc.* (Software)	1,096	30,984
Advanced Micro Devices, Inc.* (Semiconductors)	2,466	13,316
Aetna, Inc. (Healthcare-Services)	685	28,900
Agilent Technologies, Inc.* (Electronics)	411	14,356
AGL Resources, Inc. (Gas)	549	23,188
Air Products & Chemicals, Inc. (Chemicals)	274	23,342
Airgas, Inc. (Chemicals)	137	10,697
Alcoa, Inc. (Mining)	4,521	39,107
Allegheny Technologies, Inc. (Iron/Steel)	411	19,646
Allstate Corp. (Insurance)	2,192	60,083
Alpha Natural Resources, Inc.* (Coal)	959	19,592
Altria Group, Inc. (Agriculture)	5,891	174,668
Ameren Corp. (Electric)	1,096	36,310
American Electric Power, Inc. (Electric)	2,055	84,892
American Express Co. (Diversified Financial Services)	1,781	84,010
American International Group, Inc.* (Insurance)	1,918	44,498
Ameriprise Financial, Inc. (Diversified Financial Services)	959	47,605
AmerisourceBergen Corp. (Pharmaceuticals)	1,096	40,760
Anadarko Petroleum Corp. (Oil & Gas)	1,096	83,658
Analog Devices, Inc. (Semiconductors)	548	19,607
AON Corp. (Insurance)	411	19,235
Apache Corp. (Oil & Gas)	548	49,638
Apartment Investment and Management Co.—Class A (REIT)	274	6,277
Applied Materials, Inc. (Semiconductors)	5,617	60,158
Archer-Daniels-Midland Co. (Agriculture)	2,877	82,282
Assurant, Inc. (Insurance)	411	16,876
AT&T, Inc. (Telecommunications)	25,482	770,576
Autodesk, Inc.* (Software)	548	16,621
AutoNation, Inc.* (Retail)	137	5,051
AvalonBay Communities, Inc. (REIT)	137	17,892
Avery Dennison Corp. (Household Products/Wares)	411	11,787
Avon Products, Inc. (Cosmetics/Personal Care)	1,781	31,114
Baker Hughes, Inc. (Oil & Gas Services)	685	33,318
Ball Corp. (Packaging & Containers)	274	9,785
Bank of America Corp. (Banks)	43,566	242,227
Bank of New York Mellon Corp. (Banks)	5,206	103,651
BB&T Corp. (Banks)	3,014	75,862
Beam, Inc. (Beverages)	685	35,093
Bemis Co., Inc. (Packaging & Containers)	411	12,363
Berkshire Hathaway, Inc.—Class B* (Insurance)	7,535	574,921
Best Buy Co., Inc. (Retail)	1,233	28,815
Big Lots, Inc.* (Retail)	137	5,173
BMC Software, Inc.* (Software)	137	4,491
Boeing Co. (Aerospace/Defense)	1,233	90,441
BorgWarner, Inc.* (Auto Parts & Equipment)	137	8,732
Boston Properties, Inc. (REIT)	274	27,290
Boston Scientific Corp.* (Healthcare-Products)	6,302	33,653
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,877	101,385
CA, Inc. (Software)	1,644	33,233
Cablevision Systems Corp. NY—Class A (Media)	959	13,637
Campbell Soup Co. (Food)	411	13,662
Capital One Financial Corp. (Banks)	1,918	81,112
Cardinal Health, Inc. (Pharmaceuticals)	1,507	61,199
CareFusion Corp.* (Healthcare-Products)	959	24,368
CarMax, Inc.* (Retail)	959	29,230
Carnival Corp.—Class A (Leisure Time)	1,918	62,604
Caterpillar, Inc. (Machinery-Construction & Mining)	959	86,885
CBRE Group, Inc.—Class A* (Real Estate)	1,370	20,851
CBS Corp.—Class B (Media)	2,877	78,082
CenterPoint Energy, Inc. (Gas)	1,781	35,780
CenturyLink, Inc. (Telecommunications)	2,603	96,832
Chesapeake Energy Corp. (Oil & Gas)	2,877	64,128
Chevron Corp. (Oil & Gas)	3,973	422,727
Chubb Corp. (Insurance)	548	37,933
CIGNA Corp. (Healthcare-Services)	1,233	51,786
Cincinnati Financial Corp. (Insurance)	685	20,865
Cintas Corp. (Textiles)	411	14,307
Cisco Systems, Inc. (Telecommunications)	23,016	416,129
Citigroup, Inc. (Banks)	12,604	331,611
Clorox Co. (Household Products/Wares)	137	9,119
CME Group, Inc. (Diversified Financial Services)	274	66,766
CMS Energy Corp. (Electric)	1,096	24,200
Coca-Cola Enterprises, Inc. (Beverages)	1,370	35,319
Comcast Corp.—Class A (Media)	11,645	276,103
Comerica, Inc. (Banks)	822	21,208
Computer Sciences Corp. (Computers)	685	16,235
ConAgra Foods, Inc. (Food)	1,781	47,018
ConocoPhillips (Oil & Gas)	5,754	419,294
CONSOL Energy, Inc. (Coal)	274	10,056
Consolidated Edison, Inc. (Electric)	548	33,992
Constellation Brands, Inc.* (Beverages)	685	14,159
Constellation Energy Group, Inc. (Electric)	822	32,609
Cooper Industries PLC (Miscellaneous Manufacturing)	274	14,837
Corning, Inc. (Telecommunications)	6,713	87,135
Costco Wholesale Corp. (Retail)	822	68,489
Coventry Health Care, Inc.* (Healthcare-Services)	685	20,803
Covidien PLC (Healthcare-Products)	548	24,665
CSX Corp. (Transportation)	2,329	49,049
Cummins, Inc. (Machinery-Diversified)	274	24,117
CVS Caremark Corp. (Retail)	5,617	229,061
D.R. Horton, Inc. (Home Builders)	1,233	15,548
Danaher Corp. (Miscellaneous Manufacturing)	548	25,778
Darden Restaurants, Inc. (Retail)	137	6,244
Dean Foods Co.* (Food)	822	9,206
Dell, Inc.* (Computers)	6,576	96,207
Denbury Resources, Inc.* (Oil & Gas)	1,644	24,824
DENTSPLY International, Inc. (Healthcare-Products)	274	9,587
Devon Energy Corp. (Oil & Gas)	1,781	110,422
Discover Financial Services (Diversified Financial Services)	2,329	55,896
Dominion Resources, Inc. (Electric)	685	36,360

See accompanying notes to the financial statements.

52 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Dover Corp. (Miscellaneous Manufacturing)	274	$15,906
Dr. Pepper Snapple Group, Inc. (Beverages)	411	16,226
DTE Energy Co. (Electric)	685	37,298
Duke Energy Corp. (Electric)	5,754	126,588
E*TRADE Financial Corp.* (Diversified Financial Services)	1,096	8,724
E.I. du Pont de Nemours & Co. (Chemicals)	1,233	56,447
Eastman Chemical Co. (Chemicals)	274	10,702
Eaton Corp. (Miscellaneous Manufacturing)	1,370	59,636
eBay, Inc.* (Internet)	1,781	54,018
Edison International (Electric)	1,370	56,718
El Paso Corp. (Pipelines)	1,781	47,321
Electronic Arts, Inc.* (Software)	685	14,111
Eli Lilly & Co. (Pharmaceuticals)	1,370	56,937
EMC Corp.* (Computers)	3,973	85,578
Emerson Electric Co. (Electrical Components & Equipment)	959	44,680
Entergy Corp. (Electric)	822	60,047
EQT Corp. (Oil & Gas)	274	15,012
Equifax, Inc. (Commercial Services)	274	10,615
Equity Residential (REIT)	411	23,439
Exelon Corp. (Electric)	2,877	124,776
Expedia, Inc. (Internet)	137	3,976
Expeditors International of Washington, Inc. (Transportation)	274	11,223
Exxon Mobil Corp. (Oil & Gas)	7,398	627,054
Fastenal Co. (Distribution/Wholesale)	411	17,924
Federated Investors, Inc.—Class B (Diversified Financial Services)	411	6,227
FedEx Corp. (Transportation)	1,370	114,409
Fidelity National Information Services, Inc. (Software)	1,096	29,143
Fifth Third Bancorp (Banks)	3,973	50,537
First Horizon National Corp. (Banks)	1,096	8,772
FirstEnergy Corp. (Electric)	1,781	78,898
FLIR Systems, Inc. (Electronics)	137	3,435
Fluor Corp. (Engineering & Construction)	274	13,769
Ford Motor Co. (Auto Manufacturers)	16,303	175,420
Forest Laboratories, Inc.* (Pharmaceuticals)	1,096	33,165
Freeport-McMoRan Copper & Gold, Inc. (Mining)	4,110	151,207
Frontier Communications Corp. (Telecommunications)	4,247	21,872
GameStop Corp.—Class A* (Retail)	548	13,223
Gannett Co., Inc. (Media)	959	12,822
General Dynamics Corp. (Aerospace/Defense)	548	36,393
General Electric Co. (Miscellaneous Manufacturing)	45,347	812,165
General Mills, Inc. (Food)	959	38,753
Genuine Parts Co. (Distribution/Wholesale)	137	8,384
Genworth Financial, Inc.—Class A* (Insurance)	2,055	13,460
H & R Block, Inc. (Commercial Services)	1,233	20,135
Halliburton Co. (Oil & Gas Services)	1,644	56,734
Harley-Davidson, Inc. (Leisure Time)	548	21,301
Harman International Industries, Inc. (Home Furnishings)	274	10,423
Harris Corp. (Telecommunications)	548	19,750
Hartford Financial Services Group, Inc. (Insurance)	1,918	31,168
Hasbro, Inc. (Toys/Games/Hobbies)	137	4,369
HCP, Inc. (REIT)	959	39,731
Health Care REIT, Inc. (REIT)	411	22,412
Heinz (H.J.) Co. (Food)	274	14,807
Hess Corp. (Oil & Gas)	1,233	70,034
Hewlett-Packard Co. (Computers)	8,494	218,805
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,233	67,014
Hormel Foods Corp. (Food)	274	8,025
Hospira, Inc.* (Healthcare-Products)	685	20,803
Host Hotels & Resorts, Inc. (REIT)	3,014	44,517
Hudson City Bancorp, Inc. (Savings & Loans)	2,329	14,556
Humana, Inc. (Healthcare-Services)	274	24,005
Huntington Bancshares, Inc. (Banks)	3,699	20,308
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	822	38,396
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,370	41,744
Integrys Energy Group, Inc. (Electric)	274	14,845
Intel Corp. (Semiconductors)	10,686	259,136
International Game Technology (Entertainment)	1,233	21,208
International Paper Co. (Forest Products & Paper)	1,918	56,773
Invesco, Ltd. (Diversified Financial Services)	1,918	38,533
Iron Mountain, Inc. (Commercial Services)	411	12,659
J.C. Penney Co., Inc. (Retail)	548	19,262
J.P. Morgan Chase & Co. (Banks)	16,303	542,075
Jabil Circuit, Inc. (Electronics)	822	16,161
Jacobs Engineering Group, Inc.* (Engineering & Construction)	548	22,238
JDS Uniphase Corp.* (Telecommunications)	959	10,012
Johnson Controls, Inc. (Auto Parts & Equipment)	2,877	89,935
Juniper Networks, Inc.* (Telecommunications)	822	16,777
KeyCorp (Banks)	4,110	31,606
Kimco Realty Corp. (REIT)	1,781	28,923
Kohls Corp. (Retail)	411	20,283
Kraft Foods, Inc. (Food)	3,425	127,958
Kroger Co. (Food)	2,603	63,045
L-3 Communications Holdings, Inc. (Aerospace/Defense)	411	27,405
Legg Mason, Inc. (Diversified Financial Services)	548	13,179
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	548	12,626
Lennar Corp.—Class A (Home Builders)	685	13,460
Leucadia National Corp. (Holding Companies-Diversified)	822	18,692
Lexmark International, Inc.—Class A (Computers)	274	9,061
Lincoln National Corp. (Insurance)	1,233	23,945
Linear Technology Corp. (Semiconductors)	274	8,228
Loews Corp. (Insurance)	1,370	51,581
Lorillard, Inc. (Agriculture)	137	15,618
Lowe’s Cos., Inc. (Retail)	5,343	135,605
LSI Logic Corp.* (Semiconductors)	1,233	7,336
M&T Bank Corp. (Banks)	548	41,834
Macy’s, Inc. (Retail)	1,781	57,313
Marathon Oil Corp. (Oil & Gas)	3,014	88,220
Marathon Petroleum Corp. (Oil & Gas)	1,507	50,168
Marriott International, Inc.—Class A (Lodging)	685	19,991
Marsh & McLennan Cos., Inc. (Insurance)	2,329	73,643
Masco Corp. (Building Materials)	1,096	11,486

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 53

Common Stocks, continued

	Shares	Value
Mattel, Inc. (Toys/Games/Hobbies)	822	$22,819
McCormick & Co., Inc. (Food)	137	6,908
McGraw-Hill Cos., Inc. (Media)	548	24,644
McKesson Corp. (Pharmaceuticals)	1,096	85,389
MeadWestvaco Corp. (Forest Products & Paper)	685	20,516
Medtronic, Inc. (Healthcare-Products)	1,644	62,883
Merck & Co., Inc. (Pharmaceuticals)	4,521	170,442
MetLife, Inc. (Insurance)	4,521	140,965
MetroPCS Communications, Inc.* (Telecommunications)	1,233	10,702
Micron Technology, Inc.* (Semiconductors)	4,247	26,714
Microsoft Corp. (Software)	13,837	359,209
Molex, Inc. (Electrical Components & Equipment)	548	13,075
Molson Coors Brewing Co.—Class B (Beverages)	685	29,825
Moody’s Corp. (Commercial Services)	411	13,842
Morgan Stanley Dean Witter & Co. (Banks)	6,439	97,422
Motorola Mobility Holdings, Inc.* (Telecommunications)	685	26,578
Motorola Solutions, Inc. (Telecommunications)	1,233	57,076
Murphy Oil Corp. (Oil & Gas)	822	45,818
Nabors Industries, Ltd.* (Oil & Gas)	1,233	21,380
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	548	13,431
National Oilwell Varco, Inc. (Oil & Gas Services)	548	37,259
Newell Rubbermaid, Inc. (Housewares)	1,233	19,913
Newfield Exploration Co.* (Oil & Gas)	137	5,169
News Corp.—Class A (Media)	9,453	168,642
NextEra Energy, Inc. (Electric)	822	50,043
NiSource, Inc. (Gas)	1,233	29,358
Noble Corp. (Oil & Gas)	1,096	33,121
Noble Energy, Inc. (Oil & Gas)	274	25,863
Nordstrom, Inc. (Retail)	137	6,810
Norfolk Southern Corp. (Transportation)	411	29,945
Northeast Utilities System (Electric)	822	29,650
Northern Trust Corp. (Banks)	1,096	43,467
Northrop Grumman Corp. (Aerospace/Defense)	1,096	64,094
Novellus Systems, Inc.* (Semiconductors)	137	5,657
NRG Energy, Inc.* (Electric)	959	17,377
Nucor Corp. (Iron/Steel)	1,370	54,211
NVIDIA Corp.* (Semiconductors)	1,781	24,685
NYSE Euronext (Diversified Financial Services)	1,096	28,606
Occidental Petroleum Corp. (Oil & Gas)	959	89,858
Omnicom Group, Inc. (Advertising)	548	24,430
ONEOK, Inc. (Pipelines)	137	11,877
Orchard Supply Hardware Stores Corp.— Class A* (Retail)	6	22
Owens-Illinois, Inc.* (Packaging & Containers)	685	13,275
PACCAR, Inc. (Auto Manufacturers)	1,507	56,467
Parker Hannifin Corp. (Miscellaneous Manufacturing)	274	20,893
Patterson Cos., Inc. (Healthcare-Products)	137	4,044
Paychex, Inc. (Commercial Services)	685	20,625
People’s United Financial, Inc. (Savings & Loans)	1,507	19,365
Pepco Holdings, Inc. (Electric)	959	19,468
PerkinElmer, Inc. (Electronics)	548	10,960
Pfizer, Inc. (Pharmaceuticals)	33,017	714,488
PG&E Corp. (Electric)	1,781	73,413
Pinnacle West Capital Corp. (Electric)	411	19,802
Pitney Bowes, Inc. (Office/Business Equipment)	822	15,240
Plum Creek Timber Co., Inc. (Forest Products & Paper)	411	15,026
PNC Financial Services Group (Banks)	2,192	126,413
PPL Corp. (Electric)	2,466	72,550
Precision Castparts Corp. (Metal Fabricate/Hardware)	274	45,152
Principal Financial Group, Inc. (Insurance)	1,370	33,702
Procter & Gamble Co. (Cosmetics/Personal Care)	3,014	201,064
Progress Energy, Inc. (Electric)	548	30,699
Progressive Corp. (Insurance)	2,603	50,785
Prologis, Inc. (REIT)	1,233	35,251
Prudential Financial, Inc. (Insurance)	2,055	102,997
Public Service Enterprise Group, Inc. (Electric)	2,192	72,358
Public Storage, Inc. (REIT)	137	18,421
PulteGroup, Inc.* (Home Builders)	822	5,187
QEP Resources, Inc. (Oil & Gas)	822	24,085
Quanta Services, Inc.* (Commercial Services)	959	20,657
R.R. Donnelley & Sons Co. (Commercial Services)	822	11,861
Range Resources Corp. (Oil & Gas)	137	8,486
Raytheon Co. (Aerospace/Defense)	685	33,140
Regions Financial Corp. (Banks)	5,343	22,975
Republic Services, Inc. (Environmental Control)	1,370	37,744
Reynolds American, Inc. (Agriculture)	685	28,373
Robert Half International, Inc. (Commercial Services)	411	11,697
Rockwell Collins, Inc. (Aerospace/Defense)	137	7,586
Rowan Cos., Inc.* (Oil & Gas)	548	16,621
Ryder System, Inc. (Transportation)	274	14,560
Safeway, Inc. (Food)	1,507	31,707
SAIC, Inc.* (Commercial Services)	1,233	15,154
Sara Lee Corp. (Food)	1,644	31,104
SCANA Corp. (Electric)	548	24,693
Sealed Air Corp. (Packaging & Containers)	685	11,789
Sears Holdings Corp.* (Retail)	137	4,354
Sempra Energy (Gas)	1,096	60,280
Simon Property Group, Inc. (REIT)	411	52,994
SLM Corp. (Diversified Financial Services)	2,192	29,373
Snap-on, Inc. (Hand/Machine Tools)	137	6,935
Southern Co. (Electric)	1,507	69,759
Southwest Airlines Co. (Airlines)	3,288	28,145
Spectra Energy Corp. (Pipelines)	1,507	46,340
Sprint Nextel Corp.* (Telecommunications)	12,878	30,135
Stanley Black & Decker, Inc. (Hand/Machine Tools)	274	18,522
Staples, Inc. (Retail)	3,014	41,864
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	411	19,716
State Street Corp. (Banks)	2,055	82,837
Sunoco, Inc. (Oil & Gas)	411	16,859
SunTrust Banks, Inc. (Banks)	2,329	41,223
SuperValu, Inc. (Food)	959	7,787
Symantec Corp.* (Internet)	1,918	30,017
Sysco Corp. (Food)	2,466	72,328
Target Corp. (Retail)	1,096	56,137
TE Connectivity, Ltd. (Electronics)	1,781	54,873
TECO Energy, Inc. (Electric)	959	18,355
Tenet Healthcare Corp.* (Healthcare-Services)	1,918	9,839

See accompanying notes to the financial statements.

54 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Teradyne, Inc.* (Semiconductors)	274	$3,735
Tesoro Petroleum Corp.* (Oil & Gas)	548	12,801
Texas Instruments, Inc. (Semiconductors)	2,055	59,821
Textron, Inc. (Miscellaneous Manufacturing)	1,233	22,798
The AES Corp.* (Electric)	2,740	32,442
The Charles Schwab Corp. (Diversified Financial Services)	4,658	52,449
The Dow Chemical Co. (Chemicals)	5,069	145,784
The Gap, Inc. (Retail)	1,507	27,955
The Goldman Sachs Group, Inc. (Banks)	2,055	185,834
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,096	15,530
The Home Depot, Inc. (Retail)	3,562	149,746
The Interpublic Group of Cos., Inc. (Advertising)	1,918	18,662
The JM Smucker Co. (Food)	137	10,709
The Limited, Inc. (Retail)	274	11,056
The Mosaic Co. (Chemicals)	411	20,727
The Travelers Cos., Inc. (Insurance)	822	48,638
The Williams Cos., Inc. (Pipelines)	1,507	49,761
Thermo Fisher Scientific, Inc.* (Electronics)	685	30,804
Time Warner Cable, Inc. (Media)	411	26,127
Time Warner, Inc. (Media)	4,247	153,487
Titanium Metals Corp. (Mining)	411	6,157
Torchmark Corp. (Insurance)	411	17,833
Total System Services, Inc. (Commercial Services)	685	13,399
TripAdvisor, Inc.* (Internet)	137	3,454
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,918	89,590
Tyson Foods, Inc.—Class A (Food)	1,233	25,449
U.S. Bancorp (Banks)	8,220	222,351
United States Steel Corp. (Iron/Steel)	685	18,125
United Technologies Corp. (Aerospace/Defense)	1,096	80,107
UnumProvident Corp. (Insurance)	1,233	25,979
Urban Outfitters, Inc.* (Retail)	137	3,776
Valero Energy Corp. (Oil & Gas)	2,466	51,909
VeriSign, Inc. (Internet)	411	14,681
Verizon Communications, Inc. (Telecommunications)	5,617	225,354
Vornado Realty Trust (REIT)	411	31,589
Vulcan Materials Co. (Mining)	548	21,564
Wal-Mart Stores, Inc. (Retail)	2,740	163,742
Walgreen Co. (Retail)	3,836	126,818
Walt Disney Co. (Media)	7,672	287,700
Waste Management, Inc. (Environmental Control)	1,918	62,738
WellPoint, Inc. (Healthcare-Services)	685	45,381
Wells Fargo & Co. (Banks)	22,605	622,994
Western Digital Corp.* (Computers)	959	29,681
Western Union Co. (Commercial Services)	1,370	25,016
Weyerhaeuser Co. (REIT)	2,329	43,482
Whirlpool Corp. (Home Furnishings)	274	13,001
Whole Foods Market, Inc. (Food)	137	9,532
Windstream Corp. (Telecommunications)	2,466	28,951
Wisconsin Energy Corp. (Electric)	959	33,527
Wyndham Worldwide Corp. (Lodging)	685	25,914
Xcel Energy, Inc. (Electric)	2,055	56,800
Xerox Corp. (Office/Business Equipment)	5,891	46,892
XL Group PLC (Insurance)	1,370	27,085
Xylem, Inc. (Machinery-Diversified)	822	21,117
Yahoo!, Inc.* (Internet)	5,343	86,183
Zions Bancorp (Banks)	822	13,382
TOTAL COMMON STOCKS (Cost $17,181,657)		22,288,615

Preferred Stock(NM)

Orchard Supply Hardware Stores Corp.— Series A (Retail)	6	22
TOTAL PREFERRED STOCKS (Cost $—)		22

Rights/Warrants(NM)

American International Group, Inc.* (Insurance)	1	5
TOTAL RIGHTS/WARRANTS (Cost $14)		5
TOTAL INVESTMENT SECURITIES (Cost $17,181,671)—99.9%		22,288,642
Net other assets (liabilities)—0.1%		13,295
NET ASSETS—100.0%		$22,301,937

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$43,092	0.2%
Aerospace/Defense	339,166	1.5%
Agriculture	300,941	1.3%
Airlines	28,145	0.1%
Auto Manufacturers	231,887	1.0%
Auto Parts & Equipment	114,197	0.5%
Banks	3,009,701	13.4%
Beverages	130,622	0.6%
Building Materials	11,486	0.1%
Chemicals	267,699	1.2%
Coal	29,648	0.1%
Commercial Services	175,660	0.8%
Computers	492,030	2.2%
Cosmetics/Personal Care	232,178	1.0%
Distribution/Wholesale	26,308	0.1%
Diversified Financial Services	444,799	2.0%
Electric	1,368,469	6.1%
Electrical Components & Equipment	57,755	0.3%
Electronics	130,589	0.6%
Engineering & Construction	36,007	0.2%
Entertainment	21,208	0.1%
Environmental Control	100,482	0.5%
Food	517,998	2.3%
Forest Products & Paper	92,315	0.4%
Gas	148,606	0.7%
Hand/Machine Tools	25,457	0.1%
Healthcare-Products	180,003	0.8%
Healthcare-Services	180,714	0.8%
Holding Companies-Diversified	18,692	0.1%
Home Builders	34,195	0.2%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 55

	Value	% of Net Assets
Home Furnishings	$23,424	0.1%
Household Products/Wares	20,906	0.1%
Housewares	19,913	0.1%
Insurance	1,521,868	6.7%
Internet	192,329	0.9%
Iron/Steel	91,982	0.4%
Leisure Time	83,905	0.4%
Lodging	65,621	0.3%
Machinery-Construction & Mining	86,885	0.4%
Machinery-Diversified	45,234	0.2%
Media	1,041,244	4.7%
Metal Fabricate/Hardware	45,152	0.2%
Mining	218,035	1.0%
Miscellaneous Manufacturing	1,277,368	5.7%
Office/Business Equipment	62,132	0.3%
Oil & Gas	2,377,149	10.6%
Oil & Gas Services	127,311	0.6%
Packaging & Containers	47,212	0.2%
Pharmaceuticals	1,263,765	5.7%
Pipelines	155,299	0.7%
REIT	392,218	1.8%
Real Estate	20,851	0.1%
Retail	1,230,124	5.5%
Savings & Loans	33,921	0.2%
Semiconductors	488,393	2.2%
Software	487,792	2.2%
Telecommunications	1,817,879	8.1%
Textiles	14,307	0.1%
Toys/Games/Hobbies	27,188	0.1%
Transportation	219,186	1.0%
Other**	13,295	0.1%
Total	$22,301,937	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

56 :: ProFund VP Large-Cap Value :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$17,181,671
Securities, at value	22,288,642
Total Investment Securities, at value	22,288,642
Dividends receivable	40,368
Receivable for investments sold	333,475
Prepaid expenses	118
TOTAL ASSETS	22,662,603

LIABILITIES:
Cash overdraft	100,460
Payable for capital shares redeemed	212,624
Advisory fees payable	13,429
Management services fees payable	1,791
Administration fees payable	865
Administrative services fees payable	6,554
Distribution fees payable	5,903
Trustee fees payable	2
Transfer agency fees payable	1,395
Fund accounting fees payable	1,930
Compliance services fees payable	153
Other accrued expenses	15,560
TOTAL LIABILITIES	360,666
NET ASSETS	$22,301,937

NET ASSETS CONSIST OF:
Capital	$33,155,190
Accumulated net investment income (loss)	206,852
Accumulated net realized gains (losses) on investments	(16,167,076)
Net unrealized appreciation (depreciation) on investments	5,106,971
NET ASSETS	$22,301,937

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	936,172
Net Asset Value (offering and redemption price per share)	$23.82

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$665,391
Interest	33
TOTAL INVESTMENT INCOME	665,424

EXPENSES:
Advisory fees	204,694
Management services fees	27,292
Administration fees	11,760
Transfer agency fees	17,452
Administrative services fees	88,440
Distribution fees	68,231
Custody fees	34,249
Fund accounting fees	25,816
Trustee fees	633
Compliance services fees	268
Other fees	26,881
Total Gross Expenses before reductions	505,716
Less Expenses reduced by the Advisor	(47,201)
TOTAL NET EXPENSES	458,515
NET INVESTMENT INCOME (LOSS)	206,909

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	434,875
Change in net unrealized appreciation/depreciation on investments	(1,598,249)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,163,374)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(956,465)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 57

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$206,909	$234,286
Net realized gains (losses) on investments	434,875	3,057,123
Change in net unrealized appreciation/depreciation on investments	(1,598,249)	191,494
Change in net assets resulting from operations	(956,465)	3,482,903
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(229,358)	(379,799)
Change in net assets resulting from distributions	(229,358)	(379,799)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	75,061,762	109,648,222
Dividends reinvested	229,358	379,799
Value of shares redeemed	(85,728,322)	(108,738,470)
Change in net assets resulting from capital transactions	(10,437,202)	1,289,551
Change in net assets	(11,623,025)	4,392,655
NET ASSETS:
Beginning of period	33,924,962	29,532,307
End of period	$22,301,937	$33,924,962
Accumulated net investment income (loss)	$206,852	$234,226
SHARE TRANSACTIONS:
Issued	3,053,230	4,906,966
Reinvested	8,980	16,865
Redeemed	(3,521,698)	(4,886,708)
Change in shares	(459,488)	37,123

See accompanying notes to the financial statements.

58 :: ProFund VP Large-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$24.31	$21.74	$18.52	$37.43	$40.02

Investment Activities:
Net investment income (loss)(a)	0.18	0.16	0.24	0.49	0.32
Net realized and unrealized gains (losses) on investments	(0.48)	2.63	3.35	(14.16)	(0.16)
Total income (loss) from investment activities	(0.30)	2.79	3.59	(13.67)	0.16

Distributions to Shareholders From:
Net investment income	(0.19)	(0.22)	(0.37)	(0.62)	(0.28)
Net realized gains on investments	—	—	—	(4.62)	(2.47)
Total distributions	(0.19)	(0.22)	(0.37)	(5.24)	(2.75)

Net Asset Value, End of Period	$23.82	$24.31	$21.74	$18.52	$37.43

Total Return	(1.28)%	12.89%	19.47%	(40.46)%	0.15%

Ratios to Average Net Assets:
Gross expenses	1.85%	1.88%	1.89%	1.82%	1.72%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	0.76%	0.72%	1.26%	1.69%	0.77%

Supplemental Data:
Net assets, end of period (000’s)	$22,302	$33,925	$29,532	$33,194	$70,937
Portfolio turnover rate(b)	276%	329%	217%	304%	250%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Large-Cap Growth :: 59

ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Growth Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 3.13%. For the same period, the Index had a total return of 4.67%(1) and a volatility of 22.46%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P 500 that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from May 3, 2004 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Large-Cap Growth	3.13%	0.87%	2.53%
S&P 500 Growth Index	4.67%	2.40%	4.25%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Growth	1.83%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.2%
Exxon Mobil Corp.	4.2%
International Business Machines Corp.	3.5%
Johnson & Johnson	2.9%
Coca-Cola Co.	2.6%

S&P 500 Growth Index – Composition

% of Index
Consumer Non-Cyclical	30%
Technology	20%
Energy	13%
Industrial	11%
Consumer Cyclical	9%
Communications	8%
Basic Materials	4%
Financial	4%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: ProFund VP Large-Cap Growth :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (100.0%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,688	$219,690
Abbott Laboratories (Pharmaceuticals)	7,560	425,099
Accenture PLC—Class A (Computers)	2,352	125,197
Adobe Systems, Inc.* (Software)	1,008	28,496
Aetna, Inc. (Healthcare-Services)	1,008	42,528
AFLAC, Inc. (Insurance)	2,184	94,480
Agilent Technologies, Inc.* (Electronics)	1,176	41,078
Air Products & Chemicals, Inc. (Chemicals)	672	57,248
Airgas, Inc. (Chemicals)	168	13,117
Akamai Technologies, Inc.* (Internet)	840	27,115
Allergan, Inc. (Pharmaceuticals)	1,512	132,663
Altera Corp. (Semiconductors)	1,512	56,095
Altria Group, Inc. (Agriculture)	3,360	99,624
Amazon.com, Inc.* (Internet)	1,680	290,808
American Express Co. (Diversified Financial Services)	2,856	134,718
American Tower Corp. (Telecommunications)	1,848	110,899
Amgen, Inc. (Biotechnology)	3,864	248,107
Amphenol Corp.—Class A (Electronics)	840	38,128
Anadarko Petroleum Corp. (Oil & Gas)	1,176	89,764
Analog Devices, Inc. (Semiconductors)	840	30,055
AON Corp. (Insurance)	1,008	47,174
Apache Corp. (Oil & Gas)	1,344	121,740
Apartment Investment and Management Co.—Class A (REIT)	168	3,849
Apollo Group, Inc.—Class A* (Commercial Services)	504	27,150
Apple Computer, Inc.* (Computers)	4,536	1,837,080
Autodesk, Inc.* (Software)	504	15,286
Automatic Data Processing, Inc. (Commercial Services)	2,352	127,032
AutoZone, Inc.* (Retail)	168	54,595
AvalonBay Communities, Inc. (REIT)	336	43,882
Baker Hughes, Inc. (Oil & Gas Services)	1,344	65,372
Ball Corp. (Packaging & Containers)	504	17,998
Bard (C.R.), Inc. (Healthcare-Products)	336	28,728
Baxter International, Inc. (Healthcare-Products)	2,688	133,002
Becton, Dickinson & Co. (Healthcare-Products)	1,008	75,318
Bed Bath & Beyond, Inc.* (Retail)	1,176	68,173
Big Lots, Inc.* (Retail)	168	6,344
Biogen Idec, Inc.* (Biotechnology)	1,176	129,419
BlackRock, Inc. (Diversified Financial Services)	504	89,833
BMC Software, Inc.* (Software)	672	22,028
Boeing Co. (Aerospace/Defense)	2,184	160,196
BorgWarner, Inc.* (Auto Parts & Equipment)	336	21,417
Boston Properties, Inc. (REIT)	336	33,466
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,040	177,610
Broadcom Corp.—Class A (Semiconductors)	2,352	69,055
Brown-Forman Corp. (Beverages)	504	40,577
C.H. Robinson Worldwide, Inc. (Transportation)	840	58,615
Cabot Oil & Gas Corp. (Oil & Gas)	504	38,254
Cameron International Corp.* (Oil & Gas Services)	1,176	57,847
Campbell Soup Co. (Food)	504	16,753
Caterpillar, Inc. (Machinery-Construction & Mining)	2,016	182,650
Celgene Corp.* (Biotechnology)	2,184	147,638
Cerner Corp.* (Software)	672	41,160
CF Industries Holdings, Inc. (Chemicals)	336	48,713
Chevron Corp. (Oil & Gas)	5,208	554,131
Chipotle Mexican Grill, Inc.* (Retail)	168	56,740
Chubb Corp. (Insurance)	840	58,145
Citrix Systems, Inc.* (Software)	840	51,005
Cliffs Natural Resources, Inc. (Iron/Steel)	672	41,899
Clorox Co. (Household Products/Wares)	504	33,546
Coach, Inc. (Apparel)	1,344	82,038
Coca-Cola Co. (Beverages)	10,920	764,072
Cognizant Technology Solutions Corp.* (Computers)	1,512	97,237
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,352	217,301
CONSOL Energy, Inc. (Coal)	840	30,828
Consolidated Edison, Inc. (Electric)	672	41,684
Cooper Industries PLC (Miscellaneous Manufacturing)	504	27,292
Costco Wholesale Corp. (Retail)	1,176	97,984
Covidien PLC (Healthcare-Products)	1,680	75,617
CSX Corp. (Transportation)	2,352	49,533
Cummins, Inc. (Machinery-Diversified)	672	59,149
Danaher Corp. (Miscellaneous Manufacturing)	2,184	102,735
Darden Restaurants, Inc. (Retail)	504	22,972
DaVita, Inc.* (Healthcare-Services)	504	38,208
Deere & Co. (Machinery-Diversified)	2,016	155,938
DENTSPLY International, Inc. (Healthcare-Products)	336	11,757
DeVry, Inc. (Commercial Services)	336	12,923
Diamond Offshore Drilling, Inc. (Oil & Gas)	336	18,567
DIRECTV—Class A* (Media)	3,360	143,674
Discovery Communications, Inc.—Class A* (Media)	1,344	55,064
Dollar Tree, Inc.* (Retail)	504	41,887
Dominion Resources, Inc. (Electric)	1,848	98,092
Dover Corp. (Miscellaneous Manufacturing)	672	39,010
Dr. Pepper Snapple Group, Inc. (Beverages)	504	19,898
Dun & Bradstreet Corp. (Software)	168	12,571
E.I. du Pont de Nemours & Co. (Chemicals)	3,024	138,439
Eastman Chemical Co. (Chemicals)	336	13,124
eBay, Inc.* (Internet)	3,528	107,004
Ecolab, Inc. (Chemicals)	1,512	87,409
Edwards Lifesciences Corp.* (Healthcare-Products)	504	35,633
El Paso Corp. (Pipelines)	1,848	49,101
Electronic Arts, Inc.* (Software)	840	17,304
Eli Lilly & Co. (Pharmaceuticals)	3,528	146,624
EMC Corp.* (Computers)	5,376	115,799
Emerson Electric Co. (Electrical Components & Equipment)	2,520	117,407
EOG Resources, Inc. (Oil & Gas)	1,344	132,397
EQT Corp. (Oil & Gas)	504	27,614
Equifax, Inc. (Commercial Services)	336	13,017
Equity Residential (REIT)	1,008	57,486
Expedia, Inc. (Internet)	168	4,875
Expeditors International of Washington, Inc. (Transportation)	672	27,525
Express Scripts, Inc.* (Pharmaceuticals)	2,352	105,111
Exxon Mobil Corp. (Oil & Gas)	14,784	1,253,092

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 61

Common Stocks, continued

	Shares		Value
F5 Networks, Inc.* (Internet)	336		$35,656
Family Dollar Stores, Inc. (Retail)	504		29,061
Fastenal Co. (Distribution/Wholesale)	1,008		43,959
First Horizon National Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Energy-Alternate Sources)	336		11,343
Fiserv, Inc.* (Software)	672		39,473
FLIR Systems, Inc. (Electronics)	504		12,635
Flowserve Corp. (Machinery-Diversified)	168		16,686
Fluor Corp. (Engineering & Construction)	504		25,326
FMC Corp. (Chemicals)	336		28,909
FMC Technologies, Inc.* (Oil & Gas Services)	1,176		61,423
Franklin Resources, Inc. (Diversified Financial Services)	672		64,552
General Dynamics Corp. (Aerospace/Defense)	1,008		66,941
General Mills, Inc. (Food)	2,016		81,467
Genuine Parts Co. (Distribution/Wholesale)	504		30,845
Gilead Sciences, Inc.* (Biotechnology)	3,696		151,277
Goodrich Corp. (Aerospace/Defense)	672		83,126
Google, Inc.—Class A* (Internet)	1,176		759,578
Halliburton Co. (Oil & Gas Services)	2,520		86,965
Harley-Davidson, Inc. (Leisure Time)	504		19,590
Hasbro, Inc. (Toys/Games/Hobbies)	336		10,715
HCP, Inc. (REIT)	840		34,801
Health Care REIT, Inc. (REIT)	504		27,483
Heinz (H.J.) Co. (Food)	1,176		63,551
Helmerich & Payne, Inc. (Oil & Gas)	504		29,413
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,352		127,831
Hormel Foods Corp. (Food)	336		9,841
Humana, Inc. (Healthcare-Services)	504		44,155
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,344		62,778
Intel Corp. (Semiconductors)	12,600		305,550
IntercontinentalExchange, Inc.* (Diversified Financial Services)	336		40,505
International Business Machines Corp. (Computers)	5,712		1,050,323
International Flavors & Fragrances, Inc. (Chemicals)	336		17,613
Intuit, Inc. (Software)	1,512		79,516
Intuitive Surgical, Inc.* (Healthcare-Products)	168		77,786
Iron Mountain, Inc. (Commercial Services)	504		15,523
Johnson & Johnson (Healthcare-Products)	13,272		870,378
Joy Global, Inc. (Machinery-Construction & Mining)	504		37,785
Juniper Networks, Inc.* (Telecommunications)	1,680		34,289
Kellogg Co. (Food)	1,176		59,470
Kimberly-Clark Corp. (Household Products/Wares)	1,848		135,939
KLA-Tencor Corp. (Semiconductors)	840		40,530
Kohls Corp. (Retail)	840		41,454
Kraft Foods, Inc. (Food)	4,536		169,465
Laboratory Corp. of America Holdings* (Healthcare-Services)	504		43,329
Life Technologies Corp.* (Biotechnology)	840		32,684
Linear Technology Corp. (Semiconductors)	672		20,180
Lockheed Martin Corp. (Aerospace/Defense)	1,344		108,730
Lorillard, Inc. (Agriculture)	504		57,456
LSI Logic Corp.* (Semiconductors)	1,344		7,997
Marriott International, Inc.—Class A (Lodging)	504		14,711
Masco Corp. (Building Materials)	504		5,282
MasterCard, Inc.—Class A (Commercial Services)	504		187,901
Mattel, Inc. (Toys/Games/Hobbies)	672		18,655
McCormick & Co., Inc. (Food)	504		25,412
McDonald’s Corp. (Retail)	4,872		488,808
McGraw-Hill Cos., Inc. (Media)	840		37,775
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,008		69,280
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,848		103,303
Medtronic, Inc. (Healthcare-Products)	3,360		128,520
Merck & Co., Inc. (Pharmaceuticals)	9,576		361,015
Microchip Technology, Inc. (Semiconductors)	840		30,769
Microsoft Corp. (Software)	20,664		536,437
Monsanto Co. (Chemicals)	2,520		176,576
Moody’s Corp. (Commercial Services)	504		16,975
Motorola Mobility Holdings, Inc.* (Telecommunications)	504		19,555
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,016		43,263
National Oilwell Varco, Inc. (Oil & Gas Services)	1,512		102,801
NetApp, Inc.* (Computers)	1,680		60,934
Netflix, Inc.* (Internet)	336		23,281
Newfield Exploration Co.* (Oil & Gas)	504		19,016
Newmont Mining Corp. (Mining)	2,352		141,144
NextEra Energy, Inc. (Electric)	1,176		71,595
NIKE, Inc.—Class B (Apparel)	1,848		178,092
Noble Energy, Inc. (Oil & Gas)	504		47,573
Nordstrom, Inc. (Retail)	504		25,054
Norfolk Southern Corp. (Transportation)	1,176		85,683
Novellus Systems, Inc.* (Semiconductors)	168		6,937
NVIDIA Corp.* (Semiconductors)	1,008		13,971
O’Reilly Automotive, Inc.* (Retail)	672		53,726
Occidental Petroleum Corp. (Oil & Gas)	2,856		267,607
Omnicom Group, Inc. (Advertising)	840		37,447
ONEOK, Inc. (Pipelines)	336		29,128
Oracle Corp. (Software)	18,984		486,940
Pall Corp. (Miscellaneous Manufacturing)	504		28,804
Parker Hannifin Corp. (Miscellaneous Manufacturing)	504		38,430
Patterson Cos., Inc. (Healthcare-Products)	168		4,959
Paychex, Inc. (Commercial Services)	840		25,292
Peabody Energy Corp. (Coal)	1,344		44,500
PepsiCo, Inc. (Beverages)	7,560		501,606
Perrigo Co. (Pharmaceuticals)	504		49,039
Philip Morris International, Inc. (Agriculture)	8,400		659,232
Pioneer Natural Resources Co. (Oil & Gas)	672		60,131
Plum Creek Timber Co., Inc. (Forest Products & Paper)	336		12,284
PPG Industries, Inc. (Chemicals)	672		56,105
Praxair, Inc. (Chemicals)	1,512		161,633
Precision Castparts Corp. (Metal Fabricate/Hardware)	504		83,054
Priceline.com, Inc.* (Internet)	168		78,575
Procter & Gamble Co. (Cosmetics/Personal Care)	9,912		661,230
Progress Energy, Inc. (Electric)	840		47,057
Prologis, Inc. (REIT)	840		24,016
Public Storage, Inc. (REIT)	504		67,768
PulteGroup, Inc.* (Home Builders)	672		4,240
Qualcomm, Inc. (Telecommunications)	8,064		441,101
Quest Diagnostics, Inc. (Healthcare-Services)	840		48,770

See accompanying notes to the financial statements.

62 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Ralph Lauren Corp. (Apparel)	336	$46,395
Range Resources Corp. (Oil & Gas)	504	31,218
Raytheon Co. (Aerospace/Defense)	1,008	48,767
Red Hat, Inc.* (Software)	1,008	41,620
Reynolds American, Inc. (Agriculture)	840	34,793
Robert Half International, Inc. (Commercial Services)	168	4,781
Rockwell Automation, Inc. (Machinery-Diversified)	672	49,305
Rockwell Collins, Inc. (Aerospace/Defense)	504	27,906
Roper Industries, Inc. (Machinery-Diversified)	504	43,782
Ross Stores, Inc. (Retail)	1,176	55,895
Salesforce.com, Inc.* (Software)	672	68,181
SanDisk Corp.* (Computers)	1,176	57,871
Sara Lee Corp. (Food)	1,008	19,071
Schlumberger, Ltd. (Oil & Gas Services)	6,552	447,567
Scripps Networks Interactive—Class A (Media)	504	21,380
Sherwin-Williams Co. (Chemicals)	336	29,995
Sigma-Aldrich Corp. (Chemicals)	504	31,480
Simon Property Group, Inc. (REIT)	1,008	129,972
Snap-on, Inc. (Hand/Machine Tools)	168	8,504
Southern Co. (Electric)	2,520	116,651
Southwestern Energy Co.* (Oil & Gas)	1,680	53,659
Spectra Energy Corp. (Pipelines)	1,344	41,328
St. Jude Medical, Inc. (Healthcare-Products)	1,512	51,862
Stanley Black & Decker, Inc. (Hand/Machine Tools)	504	34,070
Starbucks Corp. (Retail)	3,528	162,323
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	504	24,177
Stericycle, Inc.* (Environmental Control)	336	26,181
Stryker Corp. (Healthcare-Products)	1,512	75,162
Symantec Corp.* (Internet)	1,512	23,663
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,176	66,973
Target Corp. (Retail)	2,016	103,260
Teradata Corp.* (Computers)	840	40,748
Teradyne, Inc.* (Semiconductors)	504	6,870
Texas Instruments, Inc. (Semiconductors)	3,192	92,919
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	504	56,609
The Hershey Co. (Food)	672	41,516
The Home Depot, Inc. (Retail)	3,360	141,254
The JM Smucker Co. (Food)	336	26,265
The Limited, Inc. (Retail)	840	33,894
The Mosaic Co. (Chemicals)	840	42,361
The Travelers Cos., Inc. (Insurance)	1,008	59,643
The Williams Cos., Inc. (Pipelines)	1,176	38,832
Thermo Fisher Scientific, Inc.* (Electronics)	1,176	52,885
Tiffany & Co. (Retail)	672	44,527
Time Warner Cable, Inc. (Media)	1,008	64,079
TJX Cos., Inc. (Retail)	1,848	119,288
TripAdvisor, Inc.* (Internet)	336	8,471
Union Pacific Corp. (Transportation)	2,352	249,171
United Parcel Service, Inc.—Class B (Transportation)	4,704	344,286
United Technologies Corp. (Aerospace/Defense)	3,192	233,303
UnitedHealth Group, Inc. (Healthcare-Services)	5,208	263,941
Urban Outfitters, Inc.* (Retail)	336	9,260
V.F. Corp. (Apparel)	504	64,003
Varian Medical Systems, Inc.* (Healthcare-Products)	504	33,834
Ventas, Inc. (REIT)	1,344	74,095
VeriSign, Inc. (Internet)	336	12,002
Verizon Communications, Inc. (Telecommunications)	7,392	296,567
Viacom, Inc.—Class B (Media)	2,688	122,062
Visa, Inc.—Class A (Commercial Services)	2,520	255,856
Vornado Realty Trust (REIT)	504	38,737
W.W. Grainger, Inc. (Distribution/Wholesale)	336	62,896
Wal-Mart Stores, Inc. (Retail)	5,376	321,270
Waters Corp.* (Electronics)	504	37,321
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	672	40,548
WellPoint, Inc. (Healthcare-Services)	840	55,650
Western Union Co. (Commercial Services)	1,344	24,541
Whole Foods Market, Inc. (Food)	504	35,068
Wynn Resorts, Ltd. (Lodging)	336	37,125
Xilinx, Inc. (Semiconductors)	1,344	43,089
YUM! Brands, Inc. (Retail)	2,184	128,878
Zimmer Holdings, Inc.* (Healthcare-Products)	840	44,873
TOTAL COMMON STOCKS (Cost $21,031,535)		29,868,524

Repurchase Agreements(c) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $62,000	$62,000	$62,000
TOTAL REPURCHASE AGREEMENTS (Cost $62,000)		62,000
TOTAL INVESTMENT SECURITIES (Cost $21,093,535)—100.2%		29,930,524
Net other assets (liabilities)—(0.2)%		(71,497)
NET ASSETS—100.0%		$29,859,027

*                      Non-income producing security

(a)               Number of shares is less than 0.50.

(b)              Amount is less that $0.50.

(c)               The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2011:

	Value		% of Net Assets
Advertising	$37,447		0.1%
Aerospace/Defense	728,969		2.4%
Agriculture	851,105		2.9%
Apparel	370,528		1.2%
Auto Parts & Equipment	21,417		0.1%
Banks	—	(a)	NM
Beverages	1,326,153		4.4%
Biotechnology	709,125		2.4%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 63

	Value	% of Net Assets
Building Materials	$5,282	NM
Chemicals	902,722	3.0%
Coal	75,328	0.3%
Commercial Services	710,991	2.4%
Computers	3,385,189	11.3%
Cosmetics/Personal Care	935,140	3.1%
Distribution/Wholesale	137,700	0.5%
Diversified Financial Services	396,581	1.3%
Electric	375,079	1.3%
Electrical Components & Equipment	117,407	0.4%
Electronics	182,047	0.6%
Energy-Alternate Sources	11,343	NM
Engineering & Construction	25,326	0.1%
Environmental Control	26,181	0.1%
Food	547,879	1.8%
Forest Products & Paper	12,284	NM
Hand/Machine Tools	42,574	0.1%
Healthcare-Products	1,647,429	5.5%
Healthcare-Services	536,581	1.8%
Home Builders	4,240	NM
Household Products/Wares	169,485	0.6%
Insurance	259,442	0.9%
Internet	1,371,028	4.6%
Iron/Steel	41,899	0.1%
Leisure Time	19,590	0.1%
Lodging	76,013	0.3%
Machinery-Construction & Mining	220,435	0.7%
Machinery-Diversified	324,860	1.1%
Media	444,034	1.5%
Metal Fabricate/Hardware	83,054	0.3%
Mining	141,144	0.5%
Miscellaneous Manufacturing	646,570	2.2%
Oil & Gas	2,744,176	9.2%
Oil & Gas Services	821,975	2.8%
Packaging & Containers	17,998	0.1%
Pharmaceuticals	1,653,555	5.5%
Pipelines	158,389	0.5%
REIT	535,555	1.8%
Retail	2,106,647	7.1%
Semiconductors	724,017	2.4%
Software	1,440,017	4.8%
Telecommunications	902,411	3.0%
Toys/Games/Hobbies	29,370	0.1%
Transportation	814,813	2.7%
Other**	(9,497)	NM
Total	$29,859,027	100.0%

(a)                            Amount is less that $0.50.

**                            Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                           Not meaningful, amount is less than 0.05%.

REIT                     Real Estate Investment Trust

See accompanying notes to the financial statements.

64 :: ProFund VP Large-Cap Growth :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$21,093,535
Securities, at value	29,868,524
Repurchase agreements, at value	62,000
Total Investment Securities, at value	29,930,524
Cash	544
Dividends receivable	37,196
Receivable for capital shares issued	5,296
Prepaid expenses	119
TOTAL ASSETS	29,973,679

LIABILITIES:
Payable for capital shares redeemed	61,091
Advisory fees payable	12,363
Management services fees payable	1,648
Administration fees payable	1,129
Administrative services fees payable	9,441
Distribution fees payable	7,131
Trustee fees payable	2
Transfer agency fees payable	1,820
Fund accounting fees payable	2,519
Compliance services fees payable	183
Other accrued expenses	17,325
TOTAL LIABILITIES	114,652
NET ASSETS	$29,859,027

NET ASSETS CONSIST OF:
Capital	$31,329,804
Accumulated net investment income (loss)	29,815
Accumulated net realized gains (losses) on investments	(10,337,581)
Net unrealized appreciation (depreciation) on investments	8,836,989
NET ASSETS	$29,859,027

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	862,873

Net Asset Value (offering and redemption price per share)	$34.60

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$567,160
Interest	27
TOTAL INVESTMENT INCOME	567,187

EXPENSES:
Advisory fees	241,254
Management services fees	32,167
Administration fees	13,796
Transfer agency fees	20,554
Administrative services fees	108,407
Distribution fees	80,418
Custody fees	28,703
Fund accounting fees	29,924
Trustee fees	705
Compliance services fees	336
Other fees	34,793
Total Gross Expenses before reductions	591,057
Less Expenses reduced by the Advisor	(50,648)
TOTAL NET EXPENSES	540,409
NET INVESTMENT INCOME (LOSS)	26,778

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,702,321
Change in net unrealized appreciation/depreciation on investments	(2,380,387)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(678,066)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(651,288)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 65

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$26,778	$(4,972)
Net realized gains (losses) on investments	1,702,321	3,943,386
Change in net unrealized appreciation/depreciation on investments	(2,380,387)	(325,364)
Change in net assets resulting from operations	(651,288)	3,613,050
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(25,501)
Change in net assets resulting from distributions	—	(25,501)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	90,258,180	75,075,567
Dividends reinvested	—	25,501
Value of shares redeemed	(96,011,387)	(86,683,289)
Change in net assets resulting from capital transactions	(5,753,207)	(11,582,221)
Change in net assets	(6,404,495)	(7,994,672)
NET ASSETS:
Beginning of period	36,263,522	44,258,194
End of period	$29,859,027	$36,263,522
Accumulated net investment income (loss)	$29,815	$51
SHARE TRANSACTIONS:
Issued	2,622,467	2,498,859
Reinvested	—	843
Redeemed	(2,840,151)	(2,910,754)
Change in shares	(217,684)	(411,052)

See accompanying notes to the financial statements.

66 :: ProFund VP Large-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$33.56	$29.67	$22.87	$36.02	$34.28

Investment Activities:
Net investment income (loss)(a)	0.03	— (b)	0.02	(0.05)	(0.09)
Net realized and unrealized gains (losses) on investments	1.01 (c)	3.91	6.78	(12.62)	2.47
Total income (loss) from investment activities	1.04	3.91	6.80	(12.67)	2.38

Distributions to Shareholders From:
Net investment income	—	(0.02)	—	—	—
Net realized gains on investments	—	—	—	(0.48)	(0.64)
Total distributions	—	(0.02)	—	(0.48)	(0.64)

Net Asset Value, End of Period	$34.60	$33.56	$29.67	$22.87	$36.02

Total Return	3.13%	13.18%	29.73%	(35.52)%	6.96%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.83%	1.84%	1.77%	1.72%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.65%
Net investment income (loss)	0.08%	(0.01)%	0.08%	(0.17)%	(0.24)%

Supplemental Data:
Net assets, end of period (000’s)	$29,859	$36,264	$44,258	$23,742	$75,835
Portfolio turnover rate(d)	306%	232%	224%	239%	298%

(a)                    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   Amount is less than $0.005.

(c)                    The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap Value :: 67

ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Value Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -3.92%. For the same period, the Index had a total return of -2.41%(1) and a volatility of 28.76%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P MidCap 400 that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Value from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Mid-Cap Value	-3.92%	-0.52%	3.94%
S&P MidCap 400 Value Index	-2.41%	1.42%	6.51%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Value	1.87%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
New York Community Bancorp	1.1%
HollyFrontier Corp.	1.0%
Everest Re Group, Ltd.	0.9%
Avnet, Inc.	0.9%
Ashland, Inc.	0.9%

S&P MidCap 400 Value Index – Composition

% of Index
Financial	28%
Industrial	19%
Consumer Cyclical	13%
Consumer Non-Cyclical	12%
Utilities	9%
Technology	6%
Basic Materials	5%
Energy	5%
Communications	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                             The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                             1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)                             Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

68 :: ProFund VP Mid-Cap Value :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (100.7%)

	Shares	Value
99 Cents Only Stores* (Retail)	1,246	$27,350
Aaron’s, Inc. (Commercial Services)	1,602	42,741
Acuity Brands, Inc. (Electrical Components & Equipment)	890	47,170
Acxiom Corp.* (Software)	4,094	49,988
Aecom Technology Corp.* (Engineering & Construction)	5,874	120,828
Aeropostale, Inc.* (Retail)	1,602	24,431
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,424	136,633
AGCO Corp.* (Machinery-Diversified)	4,984	214,162
Alexander & Baldwin, Inc. (Transportation)	2,136	87,192
Alexandria Real Estate Equities, Inc. (REIT)	1,424	98,213
Alliant Energy Corp. (Electric)	3,026	133,477
Alliant Techsystems, Inc. (Aerospace/Defense)	890	50,872
AMC Networks, Inc.—Class A* (Media)	1,780	66,892
American Campus Communities, Inc. (REIT)	1,246	52,282
American Eagle Outfitters, Inc. (Retail)	9,968	152,411
American Financial Group, Inc. (Insurance)	3,916	144,461
American Greetings Corp.—Class A (Household Products/Wares)	2,136	26,721
Ann, Inc.* (Retail)	2,670	66,163
AOL, Inc.* (Internet)	4,984	75,258
Apollo Investment Corp. (Investment Companies)	10,146	65,340
Aqua America, Inc. (Water)	3,204	70,648
Arch Coal, Inc. (Coal)	10,858	157,550
Arrow Electronics, Inc.* (Electronics)	5,696	213,087
Arthur J. Gallagher & Co. (Insurance)	2,670	89,285
Ascena Retail Group, Inc.* (Retail)	1,246	37,031
Ashland, Inc. (Chemicals)	4,094	234,013
Aspen Insurance Holdings, Ltd. (Insurance)	3,560	94,340
Associated Banc-Corp. (Banks)	8,900	99,413
Astoria Financial Corp. (Savings & Loans)	4,272	36,269
Atmel Corp.* (Semiconductors)	13,528	109,577
Atmos Energy Corp. (Gas)	4,628	154,344
Atwood Oceanics, Inc.* (Oil & Gas)	890	35,413
Avnet, Inc.* (Electronics)	7,654	237,963
Bally Technologies, Inc.* (Entertainment)	1,068	42,250
BancorpSouth, Inc. (Banks)	3,738	41,193
Bank of Hawaii Corp. (Banks)	1,246	55,435
Barnes & Noble, Inc.* (Retail)	2,136	30,929
BE Aerospace, Inc.* (Aerospace/Defense)	2,136	82,685
Black Hills Corp. (Electric)	712	23,909
Bob Evans Farms, Inc. (Retail)	1,602	53,731
BRE Properties, Inc.—Class A (REIT)	1,602	80,869
Brinker International, Inc. (Retail)	4,094	109,555
Broadridge Financial Solutions, Inc. (Software)	3,560	80,278
Brown & Brown, Inc. (Insurance)	3,560	80,563
Cabot Corp. (Chemicals)	3,382	108,697
Cadence Design Systems, Inc.* (Computers)	9,256	96,262
Camden Property Trust (REIT)	1,246	77,551
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,780	78,854
Carpenter Technology Corp. (Iron/Steel)	890	45,817
Cathay Bancorp, Inc. (Banks)	4,094	61,123
Charles River Laboratories International, Inc.* (Biotechnology)	1,424	38,918
Chico’s FAS, Inc. (Retail)	8,722	97,163
Ciena Corp.* (Telecommunications)	2,314	27,999
City National Corp. (Banks)	2,492	110,097
CLARCOR, Inc. (Miscellaneous Manufacturing)	712	35,593
Cleco Corp. (Electric)	1,424	54,254
Collective Brands, Inc.* (Retail)	3,204	46,041
Commerce Bancshares, Inc. (Banks)	2,314	88,210
Commercial Metals Co. (Metal Fabricate/Hardware)	5,874	81,237
Community Health Systems, Inc.* (Healthcare-Services)	4,628	80,759
Compuware Corp.* (Software)	11,570	96,262
Comstock Resources, Inc.* (Oil & Gas)	2,492	38,128
Con-way, Inc. (Transportation)	2,848	83,048
Convergys Corp.* (Commercial Services)	6,230	79,557
CoreLogic, Inc.* (Commercial Services)	5,518	71,348
Corporate Office Properties Trust (REIT)	3,738	79,470
Corrections Corp. of America* (Commercial Services)	5,162	105,150
Crane Co. (Miscellaneous Manufacturing)	712	33,258
Cree, Inc.* (Semiconductors)	1,602	35,308
Cullen/Frost Bankers, Inc. (Banks)	1,424	75,344
Cypress Semiconductor Corp. (Semiconductors)	5,340	90,193
Cytec Industries, Inc. (Chemicals)	2,492	111,268
Deluxe Corp. (Commercial Services)	2,670	60,769
Dick’s Sporting Goods, Inc. (Retail)	1,424	52,517
Diebold, Inc. (Computers)	3,204	96,344
Domtar Corp. (Forest Products & Paper)	890	71,164
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	3,738	62,032
DST Systems, Inc. (Computers)	1,780	81,026
Duke Realty Corp. (REIT)	12,994	156,578
East West Bancorp, Inc. (Banks)	7,654	151,167
Eaton Vance Corp. (Diversified Financial Services)	2,670	63,119
Energen Corp. (Oil & Gas)	1,068	53,400
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,602	124,123
Equity One, Inc. (REIT)	3,026	51,381
Esterline Technologies Corp.* (Aerospace/Defense)	712	39,851
Everest Re Group, Ltd. (Insurance)	2,848	239,488
Exelis, Inc. (Aerospace/Defense)	9,434	85,378
Fair Isaac Corp. (Software)	712	25,518
Fairchild Semiconductor International, Inc.* (Semiconductors)	6,586	79,295
Fidelity National Title Group, Inc.—Class A (Insurance)	11,392	181,475
First American Financial Corp. (Insurance)	5,518	69,913
First Niagara Financial Group, Inc. (Savings & Loans)	17,978	155,150
FirstMerit Corp. (Banks)	5,696	86,180
Flowers Foods, Inc. (Food)	2,848	54,055
Foot Locker, Inc. (Retail)	7,832	186,715
Forest Oil Corp.* (Oil & Gas)	5,696	77,181
Fortune Brands Home & Security, Inc.* (Building Materials)	5,340	90,940

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 69

Common Stocks, continued

	Shares	Value
Fulton Financial Corp. (Banks)	10,324	$101,278
GATX Corp. (Trucking & Leasing)	1,246	54,400
General Cable Corp.* (Electrical Components & Equipment)	2,670	66,777
Graco, Inc. (Machinery-Diversified)	1,068	43,671
Granite Construction, Inc. (Engineering & Construction)	1,780	42,222
Great Plains Energy, Inc. (Electric)	6,942	151,197
Greenhill & Co., Inc. (Diversified Financial Services)	890	32,369
Greif, Inc.—Class A (Packaging & Containers)	1,602	72,971
GUESS?, Inc. (Retail)	1,068	31,848
Hancock Holding Co. (Banks)	4,450	142,267
Hanesbrands, Inc.* (Apparel)	4,984	108,950
Hanover Insurance Group, Inc. (Insurance)	2,314	80,874
Harsco Corp. (Miscellaneous Manufacturing)	4,094	84,255
Hawaiian Electric Industries, Inc. (Electric)	4,984	131,976
HCC Insurance Holdings, Inc. (Insurance)	5,874	161,535
Health Management Associates, Inc.—Class A* (Healthcare-Services)	13,172	97,078
Health Net, Inc.* (Healthcare-Services)	4,272	129,954
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,094	64,685
Herman Miller, Inc. (Office Furnishings)	3,026	55,830
Highwoods Properties, Inc. (REIT)	2,136	63,375
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,424	47,975
HNI Corp. (Office Furnishings)	2,314	60,395
HollyFrontier Corp. (Oil & Gas)	10,680	249,912
Hologic, Inc.* (Healthcare-Products)	5,874	102,854
Hospitality Properties Trust (REIT)	6,408	147,256
HSN, Inc. (Retail)	1,068	38,726
Hubbell, Inc.—Class B (Electrical Components & Equipment)	712	47,604
Huntington Ingalls Industries, Inc.* (Shipbuilding)	2,492	77,950
IDACORP, Inc. (Electric)	1,068	45,294
IDEX Corp. (Machinery-Diversified)	1,602	59,450
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	7,832	142,464
Integrated Device Technology, Inc.* (Semiconductors)	7,298	39,847
International Bancshares Corp. (Banks)	2,670	48,954
International Rectifier Corp.* (Semiconductors)	3,560	69,135
International Speedway Corp.—Class A (Entertainment)	1,424	36,098
Intersil Corp.—Class A (Semiconductors)	6,586	68,758
Itron, Inc.* (Electronics)	2,136	76,405
ITT Corp. (Miscellaneous Manufacturing)	4,806	92,900
Janus Capital Group, Inc. (Diversified Financial Services)	9,612	60,652
Jefferies Group, Inc. (Diversified Financial Services)	7,476	102,795
JetBlue Airways Corp.* (Airlines)	10,502	54,610
John Wiley & Sons, Inc. (Media)	712	31,613
Jones Lang LaSalle, Inc. (Real Estate)	2,314	141,756
Kansas City Southern Industries, Inc.* (Transportation)	1,958	133,164
KB Home (Home Builders)	3,738	25,119
KBR, Inc. (Engineering & Construction)	7,654	213,317
Kemper Corp. (Insurance)	2,670	77,991
Kennametal, Inc. (Hand/Machine Tools)	4,094	149,513
Kirby Corp.* (Transportation)	712	46,878
Korn/Ferry International* (Commercial Services)	2,492	42,514
Lamar Advertising Co.—Class A* (Advertising)	1,602	44,055
Landstar System, Inc. (Transportation)	712	34,119
Lender Processing Services, Inc. (Commercial Services)	1,958	29,507
Lennox International, Inc. (Building Materials)	2,670	90,113
Liberty Property Trust (REIT)	3,560	109,933
LifePoint Hospitals, Inc.* (Healthcare-Services)	2,492	92,578
Lincare Holdings, Inc. (Healthcare-Services)	1,958	50,340
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,136	83,560
Louisiana-Pacific Corp.* (Building Materials)	6,942	56,022
M.D.C. Holdings, Inc. (Home Builders)	1,958	34,520
Mack-Cali Realty Corp. (REIT)	4,450	118,771
Manpower, Inc. (Commercial Services)	4,272	152,724
ManTech International Corp.—Class A (Software)	534	16,682
Martin Marietta Materials (Building Materials)	1,068	80,538
Masimo Corp.* (Healthcare-Products)	890	16,630
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	712	22,378
MDU Resources Group, Inc. (Electric)	9,790	210,093
MEMC Electronic Materials, Inc.* (Semiconductors)	11,926	46,988
Mentor Graphics Corp.* (Computers)	4,806	65,169
Mercury General Corp. (Insurance)	1,780	81,204
Meredith Corp. (Media)	1,958	63,929
Mine Safety Appliances Co. (Environmental Control)	890	29,477
Minerals Technologies, Inc. (Chemicals)	356	20,125
Mohawk Industries, Inc.* (Textiles)	3,026	181,106
Monster Worldwide, Inc.* (Commercial Services)	6,586	52,227
National Fuel Gas Co. (Gas)	1,780	98,932
National Instruments Corp. (Electronics)	1,780	46,191
National Retail Properties, Inc. (REIT)	2,848	75,130
NCR Corp.* (Computers)	8,188	134,774
New York Community Bancorp (Savings & Loans)	22,606	279,636
Nordson Corp. (Machinery-Diversified)	890	36,650
NSTAR (Electric)	2,136	100,307
NV Energy, Inc. (Electric)	12,104	197,900
NVR, Inc.* (Home Builders)	178	122,108
Office Depot, Inc.* (Retail)	14,418	30,999
OGE Energy Corp. (Electric)	1,602	90,849
Old Republic International Corp. (Insurance)	13,172	122,104
Olin Corp. (Chemicals)	4,094	80,447
OMEGA Healthcare Investors, Inc. (REIT)	3,026	58,553
Omnicare, Inc. (Pharmaceuticals)	5,874	202,359
Oshkosh Truck Corp.* (Auto Manufacturers)	4,628	98,947
Owens & Minor, Inc. (Distribution/Wholesale)	3,204	89,039
Packaging Corp. of America (Packaging & Containers)	2,848	71,884
Parametric Technology Corp.* (Software)	3,204	58,505
Patriot Coal Corp.* (Coal)	4,628	39,199
Patterson-UTI Energy, Inc. (Oil & Gas)	8,010	160,040
Pentair, Inc. (Miscellaneous Manufacturing)	3,026	100,736
Plains Exploration & Production Co.* (Oil & Gas)	4,806	176,476
Plantronics, Inc. (Telecommunications)	1,246	44,407
PNM Resources, Inc. (Electric)	4,094	74,634

See accompanying notes to the financial statements.

70 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Polycom, Inc.* (Telecommunications)	3,738	$60,929
Potlatch Corp. (REIT)	1,246	38,763
Prosperity Bancshares, Inc. (Banks)	1,068	43,094
Protective Life Corp. (Insurance)	4,272	96,376
QLogic Corp.* (Semiconductors)	2,314	34,710
Quest Software, Inc.* (Software)	1,246	23,176
Questar Corp. (Gas)	6,408	127,263
Quicksilver Resources, Inc.* (Oil & Gas)	6,230	41,803
RadioShack Corp. (Retail)	5,162	50,123
Ralcorp Holdings, Inc.* (Food)	1,602	136,971
Raymond James Financial Corp. (Diversified Financial Services)	5,340	165,326
Rayonier, Inc. (REIT)	1,958	87,386
Realty Income Corp. (REIT)	2,670	93,343
Regal-Beloit Corp. (Hand/Machine Tools)	890	45,363
Regency Centers Corp. (REIT)	2,492	93,749
Regis Corp. (Retail)	3,026	50,080
Reinsurance Group of America, Inc. (Insurance)	3,738	195,310
Reliance Steel & Aluminum Co. (Iron/Steel)	3,916	190,670
Rent-A-Center, Inc. (Commercial Services)	3,026	111,962
RF Micro Devices, Inc.* (Telecommunications)	14,418	77,857
Rollins, Inc. (Commercial Services)	1,246	27,686
RPM, Inc. (Chemicals)	6,764	166,056
Ruddick Corp. (Food)	2,492	106,259
Saks, Inc.* (Retail)	8,188	79,833
Scholastic Corp. (Media)	1,246	37,343
Scientific Games Corp.—Class A* (Entertainment)	1,958	18,993
SEI Investments Co. (Commercial Services)	4,984	86,472
Senior Housing Properties Trust (REIT)	4,628	103,852
Sensient Technologies Corp. (Chemicals)	1,068	40,477
Service Corp. International (Commercial Services)	11,748	125,116
Shaw Group, Inc.* (Engineering & Construction)	3,382	90,976
Signet Jewelers, Ltd. (Retail)	2,136	93,899
Silgan Holdings, Inc. (Packaging & Containers)	890	34,390
Skyworks Solutions, Inc.* (Semiconductors)	3,204	51,969
SL Green Realty Corp. (REIT)	2,136	142,343
Smithfield Foods, Inc.* (Food)	8,366	203,126
Sonoco Products Co. (Packaging & Containers)	5,162	170,140
Sotheby’s—Class A (Commercial Services)	2,136	60,940
Southern Union Co. (Gas)	2,848	119,929
SPX Corp. (Miscellaneous Manufacturing)	1,246	75,096
StanCorp Financial Group, Inc. (Insurance)	2,314	85,040
Steel Dynamics, Inc. (Iron/Steel)	11,214	147,464
STERIS Corp. (Healthcare-Products)	1,424	42,464
Superior Energy Services, Inc.* (Oil & Gas Services)	2,670	75,935
SVB Financial Group* (Banks)	1,068	50,933
Synopsys, Inc.* (Computers)	3,560	96,832
Synovus Financial Corp. (Banks)	40,584	57,223
TCF Financial Corp. (Banks)	8,188	84,500
Tech Data Corp.* (Electronics)	2,136	105,540
Teleflex, Inc. (Healthcare-Products)	712	43,638
Telephone & Data Systems, Inc. (Telecommunications)	4,806	124,427
Tellabs, Inc. (Telecommunications)	19,402	78,384
Temple-Inland, Inc. (Packaging & Containers)	5,696	180,620
Terex Corp.* (Machinery-Construction & Mining)	5,696	76,953
The Brink’s Co. (Miscellaneous Manufacturing)	2,492	66,985
The Cheesecake Factory, Inc.* (Retail)	890	26,122
The Corporate Executive Board Co. (Commercial Services)	712	27,127
The Macerich Co. (REIT)	3,382	171,129
The New York Times Co.—Class A* (Media)	6,230	48,158
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	712	33,243
The Timken Co. (Metal Fabricate/Hardware)	4,272	165,369
The Valspar Corp. (Chemicals)	2,848	110,987
The Wendy’s Co. (Retail)	15,308	82,051
Thomas & Betts Corp.* (Electronics)	890	48,594
Thor Industries, Inc. (Home Builders)	2,314	63,473
Tidewater, Inc. (Transportation)	2,670	131,631
Toll Brothers, Inc.* (Home Builders)	7,654	156,295
Tootsie Roll Industries, Inc. (Food)	712	16,853
Towers Watson & Co.—Class A (Commercial Services)	712	42,670
Transatlantic Holdings, Inc. (Insurance)	3,026	165,613
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,094	123,066
Trustmark Corp. (Banks)	3,382	82,149
tw telecom, Inc.* (Telecommunications)	2,848	55,194
UDR, Inc. (REIT)	5,340	134,034
UGI Corp. (Gas)	5,874	172,696
Unit Corp.* (Oil & Gas)	2,136	99,110
United Rentals, Inc.* (Commercial Services)	1,958	57,859
Universal Corp. (Agriculture)	1,246	57,266
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,780	69,171
URS Corp.* (Engineering & Construction)	4,094	143,781
UTI Worldwide, Inc. (Transportation)	5,340	70,969
Valassis Communications, Inc.* (Commercial Services)	2,314	44,498
Valley National Bancorp (Banks)	9,790	121,102
ValueClick, Inc.* (Internet)	2,670	43,494
VCA Antech, Inc.* (Pharmaceuticals)	4,450	87,888
Vectren Corp. (Gas)	4,272	129,143
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,984	165,519
Vishay Intertechnology, Inc.* (Electronics)	8,188	73,610
W.R. Berkley Corp. (Insurance)	5,696	195,885
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,780	44,091
Washington Federal, Inc. (Savings & Loans)	5,518	77,197
Waste Connections, Inc. (Environmental Control)	1,780	58,989
Webster Financial Corp. (Banks)	3,738	76,218
Weingarten Realty Investors (REIT)	6,230	135,939
WellCare Health Plans, Inc.* (Healthcare-Services)	2,136	112,140
Werner Enterprises, Inc. (Transportation)	2,314	55,767
Westamerica Bancorp (Banks)	534	23,443
Westar Energy, Inc. (Electric)	6,052	174,177
WGL Holdings, Inc. (Gas)	1,246	55,098
Williams-Sonoma, Inc. (Retail)	2,492	95,942
WMS Industries, Inc.* (Leisure Time)	2,848	58,441
World Fuel Services Corp. (Retail)	3,738	156,921
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,848	46,650
TOTAL COMMON STOCKS (Cost $21,447,550)		26,280,437

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 71

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $11,000	$11,000	$11,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,000)		11,000
TOTAL INVESTMENT SECURITIES (Cost $21,458,550)—100.7%		26,291,437
Net other assets (liabilities)—(0.7)%		(178,203)
NET ASSETS—100.0%		$26,113,234

*                               Non-income producing security

(a)                        The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                       Not meaningful, amount is less than 0.05%

ProFund VP Mid-Cap Value invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$44,055	0.2%
Aerospace/Defense	258,786	1.0%
Agriculture	57,266	0.2%
Airlines	54,610	0.2%
Apparel	108,950	0.4%
Auto Manufacturers	98,947	0.4%
Banks	1,599,323	6.1%
Biotechnology	204,437	0.8%
Building Materials	317,613	1.2%
Chemicals	872,070	3.3%
Coal	196,749	0.8%
Commercial Services	1,220,867	4.7%
Computers	570,407	2.2%
Distribution/Wholesale	231,503	0.9%
Diversified Financial Services	604,985	2.3%
Electric	1,388,067	5.3%
Electrical Components & Equipment	285,674	1.1%
Electronics	801,390	3.1%
Engineering & Construction	611,124	2.3%
Entertainment	159,373	0.6%
Environmental Control	88,466	0.3%
Food	517,264	2.0%
Forest Products & Paper	71,164	0.3%
Gas	857,405	3.3%
Hand/Machine Tools	278,436	1.1%
Healthcare-Products	253,561	1.0%
Healthcare-Services	632,020	2.4%
Home Builders	401,515	1.5%
Household Products/Wares	59,964	0.2%
Insurance	2,161,457	8.3%
Internet	118,752	0.5%
Investment Companies	65,340	0.3%
Iron/Steel	383,951	1.5%
Leisure Time	58,441	0.2%
Machinery-Construction & Mining	76,953	0.3%
Machinery-Diversified	353,933	1.4%
Media	247,935	0.9%
Metal Fabricate/Hardware	293,256	1.1%
Miscellaneous Manufacturing	713,121	2.7%
Office Furnishings	116,225	0.4%
Oil & Gas	931,463	3.6%
Oil & Gas Services	140,620	0.5%
Packaging & Containers	530,005	2.0%
Pharmaceuticals	290,247	1.1%
REIT	2,169,900	8.4%
Real Estate	141,756	0.5%
Retail	1,620,581	6.2%
Savings & Loans	548,252	2.1%
Semiconductors	625,780	2.4%
Shipbuilding	77,950	0.3%
Software	350,409	1.3%
Telecommunications	469,197	1.8%
Textiles	181,106	0.7%
Transportation	642,768	2.5%
Trucking & Leasing	54,400	0.2%
Water	70,648	0.3%
Other**	(167,203)	(0.7)%
Total	$26,113,234	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                     Real Estate Investment Trust

See accompanying notes to the financial statements.

72 :: ProFund VP Mid-Cap Value :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$21,458,550
Securities, at value	26,280,437
Repurchase agreements, at value	11,000
Total Investment Securities, at value	26,291,437
Cash	390
Dividends receivable	31,327
Receivable for investments sold	29,152
Prepaid expenses	95
TOTAL ASSETS	26,352,401

LIABILITIES:
Payable for investments purchased	109,487
Payable for capital shares redeemed	87,291
Advisory fees payable	11,898
Management services fees payable	1,586
Administration fees payable	894
Administrative services fees payable	6,598
Distribution fees payable	5,169
Trustee fees payable	2
Transfer agency fees payable	1,441
Fund accounting fees payable	1,994
Compliance services fees payable	141
Other accrued expenses	12,666
TOTAL LIABILITIES	239,167
NET ASSETS	$26,113,234

NET ASSETS CONSIST OF:
Capital	$34,549,996
Accumulated net investment income (loss)	36,920
Accumulated net realized gains (losses) on investments	(13,306,569)
Net unrealized appreciation (depreciation) on investments	4,832,887
NET ASSETS	$26,113,234

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,046,607

Net Asset Value (offering and redemption price per share)	$24.95

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$451,077
Interest	15
TOTAL INVESTMENT INCOME	451,092

EXPENSES:
Advisory fees	184,898
Management services fees	24,653
Administration fees	10,551
Transfer agency fees	15,708
Administrative services fees	84,665
Distribution fees	61,633
Custody fees	29,550
Fund accounting fees	23,175
Trustee fees	508
Compliance services fees	271
Other fees	18,581
Total Gross Expenses before reductions	454,193
Less Expenses reduced by the Advisor	(40,021)
TOTAL NET EXPENSES	414,172
NET INVESTMENT INCOME (LOSS)	36,920

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,087,895
Change in net unrealized appreciation/depreciation on investments	(2,878,348)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,790,453)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,753,533)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 73

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$36,920	$42,479
Net realized gains (losses) on investments	1,087,895	3,670,374
Change in net unrealized appreciation/depreciation on investments	(2,878,348)	1,410,653
Change in net assets resulting from operations	(1,753,533)	5,123,506
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(42,479)	(182,331)
Change in net assets resulting from distributions	(42,479)	(182,331)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	126,734,568	135,811,911
Dividends reinvested	42,479	182,331
Value of shares redeemed	(128,153,469)	(145,957,703)
Change in net assets resulting from capital transactions	(1,376,422)	(9,963,461)
Change in net assets	(3,172,434)	(5,022,286)
NET ASSETS:
Beginning of period	29,285,668	34,307,954
End of period	$26,113,234	$29,285,668
Accumulated net investment income (loss)	$36,920	$42,479
SHARE TRANSACTIONS:
Issued	4,768,635	5,864,242
Reinvested	1,529	7,883
Redeemed	(4,849,656)	(6,330,030)
Change in shares	(79,492)	(457,905)

See accompanying notes to the financial statements.

74 :: ProFund VP Mid-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$26.01	$21.66	$16.72	$31.51	$32.46

Investment Activities:
Net investment income (loss)(a)	0.04	0.03	0.15	0.18	(0.02)
Net realized and unrealized gains (losses) on investments	(1.06)	4.39	5.00	(10.18)	0.36
Total income (loss) from investment activities	(1.02)	4.42	5.15	(10.00)	0.34

Distributions to Shareholders From:
Net investment income	(0.04)	(0.07)	(0.21)	—	(0.20)
Net realized gains on investments	—	—	—	(4.79)	(1.09)
Total distributions	(0.04)	(0.07)	(0.21)	(4.79)	(1.29)

Net Asset Value, End of Period	$24.95	$26.01	$21.66	$16.72	$31.51

Total Return	(3.92)%	20.45%	30.87%	(36.29)%	0.97%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.87%	1.90%	1.79%	1.72%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	0.15%	0.14%	0.82%	0.68%	(0.07)%

Supplemental Data:
Net assets, end of period (000’s)	$26,113	$29,286	$34,308	$18,489	$65,419
Portfolio turnover rate(b)	477%	400%	362%	288%	323%

(a)                        Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                       Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap Growth :: 75

ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Growth Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -2.89%. For the same period, the Index had a total return of -0.95%(1) and a volatility of 28.91%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P MidCap 400 that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Growth from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Mid-Cap Growth	-2.89%	3.36%	4.35%
S&P MidCap 400 Growth Index	-0.95%	5.30%	6.64%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Growth	1.83%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Hansen Natural Corp.	1.3%
Ametek, Inc.	1.2%
Church & Dwight, Inc.	1.2%
Henry Schein, Inc.	1.1%
PetSmart, Inc.	1.1%

S&P MidCap 400 Growth Index – Composition

% of Index
Consumer Non-Cyclical	23%
Industrial	20%
Consumer Cyclical	13%
Financial	13%
Technology	12%
Energy	7%
Communications	5%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                             The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                             1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)                             Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

76 :: ProFund VP Mid-Cap Growth :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.9%)

	Shares	Value
99 Cents Only Stores* (Retail)	1,550	$34,023
Aaron’s, Inc. (Commercial Services)	2,480	66,166
ACI Worldwide, Inc.* (Software)	2,170	62,149
Acuity Brands, Inc. (Electrical Components & Equipment)	1,550	82,150
ADTRAN, Inc. (Telecommunications)	3,720	112,195
Advance Auto Parts, Inc. (Retail)	4,340	302,194
Advent Software, Inc.* (Software)	1,860	45,310
Aeropostale, Inc.* (Retail)	3,100	47,275
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,550	148,722
Alaska Air Group, Inc.* (Airlines)	2,170	162,945
Albemarle Corp. (Chemicals)	5,270	271,458
Alexandria Real Estate Equities, Inc. (REIT)	2,170	149,665
Alliance Data Systems Corp.* (Commercial Services)	3,100	321,904
Alliant Energy Corp. (Electric)	3,100	136,741
Alliant Techsystems, Inc. (Aerospace/Defense)	930	53,159
Allscripts Healthcare Solutions, Inc.* (Software)	11,470	217,242
AMC Networks, Inc.—Class A* (Media)	1,240	46,599
American Campus Communities, Inc. (REIT)	2,790	117,068
AMERIGROUP Corp.* (Healthcare-Services)	2,790	164,833
Ametek, Inc. (Electrical Components & Equipment)	9,610	404,581
ANSYS, Inc.* (Software)	5,580	319,622
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,030	210,245
Aqua America, Inc. (Water)	4,650	102,532
Arthur J. Gallagher & Co. (Insurance)	3,720	124,397
Ascena Retail Group, Inc.* (Retail)	2,480	73,706
Atmel Corp.* (Semiconductors)	12,090	97,929
Atwood Oceanics, Inc.* (Oil & Gas)	2,480	98,679
Bally Technologies, Inc.* (Entertainment)	1,550	61,318
Bank of Hawaii Corp. (Banks)	1,550	68,960
BE Aerospace, Inc.* (Aerospace/Defense)	3,720	144,001
Bill Barrett Corp.* (Oil & Gas)	2,790	95,055
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	1,240	119,090
Black Hills Corp. (Electric)	1,550	52,049
BRE Properties, Inc.—Class A (REIT)	2,790	140,839
Broadridge Financial Solutions, Inc. (Software)	3,410	76,896
Brown & Brown, Inc. (Insurance)	2,790	63,138
Cadence Design Systems, Inc.* (Computers)	5,580	58,032
Camden Property Trust (REIT)	2,790	173,650
CARBO Ceramics, Inc. (Oil & Gas Services)	1,240	152,929
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,550	68,665
Carpenter Technology Corp. (Iron/Steel)	1,550	79,794
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	3,100	161,200
Charles River Laboratories International, Inc.* (Biotechnology)	1,240	33,889
Cheesecake Factory, Inc.* (Retail)	2,170	63,690
Church & Dwight, Inc. (Household Products/Wares)	8,680	397,197
Ciena Corp.* (Telecommunications)	3,100	37,510
Cimarex Energy Co. (Oil & Gas)	5,270	326,213
CLARCOR, Inc. (Miscellaneous Manufacturing)	2,170	108,478
Clean Harbors, Inc.* (Environmental Control)	2,790	177,807
Cleco Corp. (Electric)	1,860	70,866
Commerce Bancshares, Inc. (Banks)	1,860	70,903
Compass Minerals International, Inc. (Mining)	1,860	128,061
Concur Technologies, Inc.* (Software)	2,790	141,704
Copart, Inc.* (Retail)	3,100	148,459
Corn Products International, Inc. (Food)	4,650	244,543
Covance, Inc.* (Healthcare-Services)	3,720	170,078
Crane Co. (Miscellaneous Manufacturing)	2,170	101,361
Cree Research, Inc.* (Semiconductors)	4,960	109,318
Cullen/Frost Bankers, Inc. (Banks)	2,170	114,815
Cypress Semiconductor Corp. (Semiconductors)	3,100	52,359
Deckers Outdoor Corp.* (Apparel)	2,480	187,414
Dick’s Sporting Goods, Inc. (Retail)	4,030	148,626
Domtar Corp. (Forest Products & Paper)	1,240	99,150
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,340	295,467
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,650	232,081
Dril-Quip, Inc.* (Oil & Gas Services)	2,170	142,829
Eaton Vance Corp. (Diversified Financial Services)	4,030	95,269
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	7,130	246,199
Energen Corp. (Oil & Gas)	3,100	155,000
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,170	168,132
Equinix, Inc.* (Internet)	2,790	282,906
Essex Property Trust, Inc. (REIT)	2,170	304,907
Esterline Technologies Corp.* (Aerospace/Defense)	930	52,052
FactSet Research Systems, Inc. (Media)	2,790	243,511
Fair Isaac Corp. (Software)	1,240	44,442
Federal Realty Investment Trust (REIT)	3,720	337,590
Flowers Foods, Inc. (Food)	3,410	64,722
Fortune Brands Home & Security, Inc.* (Building Materials)	3,100	52,793
Fossil, Inc.* (Distribution/Wholesale)	3,100	246,016
FTI Consulting, Inc.* (Commercial Services)	2,480	105,202
Gardner Denver, Inc. (Machinery-Diversified)	3,100	238,886
Gartner Group, Inc.* (Commercial Services)	5,580	194,017
GATX Corp. (Trucking & Leasing)	1,240	54,138
Gen-Probe, Inc.* (Healthcare-Products)	2,790	164,945
Gentex Corp. (Electronics)	8,680	256,841
Global Payments, Inc. (Commercial Services)	4,650	220,317
Graco, Inc. (Machinery-Diversified)	2,170	88,731
Green Mountain Coffee Roasters, Inc.* (Beverages)	7,750	347,587
Greenhill & Co., Inc. (Diversified Financial Services)	620	22,549
GUESS?, Inc. (Retail)	2,790	83,198
Hansen Natural Corp.* (Beverages)	4,650	428,451
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,550	24,490
Henry Schein, Inc.* (Healthcare-Products)	5,580	359,519
Highwoods Properties, Inc. (REIT)	1,860	55,186
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,860	62,663
HMS Holdings Corp.* (Commercial Services)	5,270	168,535
Hologic, Inc.* (Healthcare-Products)	8,990	157,415
Home Properties, Inc. (REIT)	2,790	160,620
HSN, Inc. (Retail)	1,240	44,962
Hubbell, Inc.—Class B (Electrical Components & Equipment)	2,480	165,813
IDACORP, Inc. (Electric)	1,860	78,883

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 77

Common Stocks, continued

	Shares	Value
IDEX Corp. (Machinery-Diversified)	3,100	$115,041
IDEXX Laboratories, Inc.* (Healthcare-Products)	3,410	262,434
Informatica Corp.* (Software)	6,510	240,414
Intrepid Potash, Inc.* (Chemicals)	3,100	70,153
ITT Educational Services, Inc.* (Commercial Services)	1,240	70,544
J. Crew Group—Escrowed Security*(a) (Retail)	8,359	—
J.B. Hunt Transport Services, Inc. (Transportation)	5,270	237,519
Jack Henry & Associates, Inc. (Computers)	5,270	177,125
John Wiley & Sons, Inc. (Media)	2,170	96,348
Kansas City Southern Industries, Inc.* (Transportation)	4,340	295,163
Kirby Corp.* (Transportation)	2,480	163,283
Lam Research Corp.* (Semiconductors)	7,130	263,953
Lamar Advertising Co.—Class A* (Advertising)	1,550	42,625
Lancaster Colony Corp. (Food)	1,240	85,982
Landstar System, Inc. (Transportation)	2,170	103,986
Lender Processing Services, Inc. (Commercial Services)	2,790	42,045
Liberty Property Trust (REIT)	2,790	86,155
Life Time Fitness, Inc.* (Leisure Time)	2,480	115,940
Lincare Holdings, Inc. (Healthcare-Services)	3,100	79,701
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,480	97,018
LKQ Corp.* (Distribution/Wholesale)	8,990	270,419
ManTech International Corp.—Class A (Software)	620	19,369
Martin Marietta Materials (Building Materials)	1,550	116,885
Masimo Corp.* (Healthcare-Products)	2,480	46,339
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	930	29,230
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	3,720	123,690
Mednax, Inc.* (Healthcare-Services)	3,100	223,231
Mettler Toledo International, Inc.* (Electronics)	1,860	274,741
Micros Systems, Inc.* (Computers)	4,960	231,037
Mine Safety Appliances Co. (Environmental Control)	930	30,802
Minerals Technologies, Inc. (Chemicals)	620	35,049
MSC Industrial Direct Co.—Class A (Retail)	2,790	199,624
MSCI, Inc.—Class A* (Software)	7,130	234,791
National Fuel Gas Co. (Gas)	2,790	155,068
National Instruments Corp. (Electronics)	3,410	88,490
National Retail Properties, Inc. (REIT)	3,100	81,778
NeuStar, Inc.* (Telecommunications)	4,030	137,705
NewMarket Corp. (Chemicals)	620	122,828
Nordson Corp. (Machinery-Diversified)	2,480	102,126
Northern Oil and Gas, Inc.* (Oil & Gas)	3,720	89,206
NSTAR (Electric)	3,720	174,691
Oceaneering International, Inc. (Oil & Gas Services)	6,510	300,306
OGE Energy Corp. (Electric)	4,030	228,541
Oil States International, Inc.* (Oil & Gas Services)	3,100	236,747
OMEGA Healthcare Investors, Inc. (REIT)	2,790	53,987
Packaging Corp. of America (Packaging & Containers)	2,480	62,595
Panera Bread Co.—Class A* (Retail)	1,860	263,097
Parametric Technology Corp.* (Software)	3,410	62,267
Pentair, Inc. (Miscellaneous Manufacturing)	2,480	82,559
PetSmart, Inc. (Retail)	6,820	349,798
Plains Exploration & Production Co.* (Oil & Gas)	3,100	113,832
Plantronics, Inc. (Telecommunications)	1,240	44,194
Polaris Industries, Inc. (Leisure Time)	4,030	225,599
Polycom, Inc.* (Telecommunications)	6,510	106,113
Potlatch Corp. (REIT)	930	28,932
Prosperity Bancshares, Inc. (Banks)	1,550	62,543
PVH Corp. (Retail)	4,030	284,075
QLogic Corp.* (Semiconductors)	3,410	51,150
Quest Software, Inc.* (Software)	1,860	34,596
Questar Corp. (Gas)	3,100	61,566
Rackspace Hosting, Inc.* (Internet)	6,200	266,662
Ralcorp Holdings, Inc.* (Food)	1,550	132,525
Rayonier, Inc. (REIT)	4,960	221,365
Realty Income Corp. (REIT)	4,960	173,402
Regal-Beloit Corp. (Hand/Machine Tools)	1,550	79,004
Regency Centers Corp. (REIT)	2,480	93,298
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,650	257,749
ResMed, Inc.* (Healthcare-Products)	8,990	228,346
Riverbed Technology, Inc.* (Computers)	9,300	218,550
Rock-Tenn Co.—Class A (Packaging & Containers)	4,340	250,418
Rollins, Inc. (Commercial Services)	2,480	55,106
Rovi Corp.* (Semiconductors)	6,510	160,016
Scientific Games Corp.—Class A* (Entertainment)	1,240	12,028
SEI Investments Co. (Commercial Services)	3,100	53,785
Semtech Corp.* (Semiconductors)	4,030	100,025
Senior Housing Properties Trust (REIT)	4,340	97,390
Sensient Technologies Corp. (Chemicals)	1,860	70,494
Signature Bank* (Banks)	2,790	167,372
Signet Jewelers, Ltd. (Retail)	2,790	122,648
Silgan Holdings, Inc. (Packaging & Containers)	1,860	71,870
Silicon Laboratories, Inc.* (Semiconductors)	2,480	107,682
Skyworks Solutions, Inc.* (Semiconductors)	7,440	120,677
SL Green Realty Corp. (REIT)	2,790	185,926
SM Energy Co. (Oil & Gas)	3,720	271,932
Solera Holdings, Inc. (Software)	4,340	193,304
Sotheby’s—Class A (Commercial Services)	1,550	44,222
Southern Union Co. (Gas)	4,030	169,703
SPX Corp. (Miscellaneous Manufacturing)	1,550	93,418
STERIS Corp. (Healthcare-Products)	1,860	55,465
Strayer Education, Inc. (Commercial Services)	620	60,258
Superior Energy Services, Inc.* (Oil & Gas Services)	1,860	52,898
SVB Financial Group* (Banks)	1,240	59,136
Synopsys, Inc.* (Computers)	4,340	118,048
Taubman Centers, Inc. (REIT)	3,410	211,761
Techne Corp. (Healthcare-Products)	2,170	148,124
Teleflex, Inc. (Healthcare-Products)	1,550	94,999
The Cooper Cos., Inc. (Healthcare-Products)	2,790	196,751
The Corporate Executive Board Co. (Commercial Services)	1,240	47,244
The Macerich Co. (REIT)	4,030	203,918
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,860	86,843
The Valspar Corp. (Chemicals)	2,480	96,646
The Warnaco Group, Inc.* (Apparel)	2,480	124,099
Thomas & Betts Corp.* (Electronics)	2,170	118,482
Thoratec Corp.* (Healthcare-Products)	3,720	124,843
Tibco Software, Inc.* (Internet)	9,610	229,775
Tootsie Roll Industries, Inc. (Food)	620	14,675
Towers Watson & Co.—Class A (Commercial Services)	2,480	148,626
Tractor Supply Co. (Retail)	4,340	304,451
Trimble Navigation, Ltd.* (Electronics)	7,440	322,896
Triumph Group, Inc. (Aerospace/Defense)	2,480	144,956

See accompanying notes to the financial statements.

78 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Tupperware Corp. (Household Products/Wares)	3,410	$190,858
tw telecom, Inc.* (Telecommunications)	5,580	108,140
UDR, Inc. (REIT)	6,820	171,182
Under Armour, Inc.—Class A* (Apparel)	2,170	155,784
United Rentals, Inc.* (Commercial Services)	1,550	45,803
United Therapeutics Corp.* (Biotechnology)	3,100	146,475
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,720	144,559
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,240	112,580
ValueClick, Inc.* (Internet)	1,860	30,299
VeriFone Systems, Inc.* (Software)	6,200	220,224
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,820	226,492
Wabtec Corp. (Machinery-Diversified)	2,790	195,160
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	3,100	76,787
Waste Connections, Inc. (Environmental Control)	4,650	154,101
Watsco, Inc. (Distribution/Wholesale)	1,860	122,128
Westamerica Bancorp (Banks)	930	40,827
WGL Holdings, Inc. (Gas)	1,550	68,541
Williams-Sonoma, Inc. (Retail)	3,100	119,350
Woodward, Inc. (Electronics)	3,720	152,260
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	3,100	110,918
TOTAL COMMON STOCKS (Cost $23,538,986)		32,529,714

Repurchase Agreements(b) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $65,000	$65,000	$65,000
TOTAL REPURCHASE AGREEMENTS (Cost $65,000)		65,000
TOTAL INVESTMENT SECURITIES (Cost $23,603,986)—100.1%		32,594,714
Net other assets (liabilities)—(0.1)%		(46,383)
NET ASSETS—100.0%		$32,548,331

*                               Non-income producing security

(a)                        Security issued in connection with a pending litigation settlement and was fair valued at $0 on December 31, 2011.

(b)                       The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Growth invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$42,625	0.1%
Aerospace/Defense	394,168	1.2%
Airlines	162,945	0.5%
Apparel	467,297	1.4%
Banks	584,556	1.8%
Beverages	776,038	2.4%
Biotechnology	783,695	2.4%
Building Materials	169,678	0.5%
Chemicals	666,628	2.0%
Commercial Services	1,643,774	5.1%
Computers	802,792	2.5%
Distribution/Wholesale	638,563	2.0%
Diversified Financial Services	343,327	1.1%
Electric	741,771	2.3%
Electrical Components & Equipment	820,676	2.5%
Electronics	1,213,710	3.7%
Entertainment	73,346	0.2%
Environmental Control	362,710	1.1%
Food	542,447	1.7%
Forest Products & Paper	99,150	0.3%
Gas	454,878	1.4%
Hand/Machine Tools	176,022	0.5%
Healthcare-Products	1,901,843	5.8%
Healthcare-Services	782,402	2.4%
Household Products/Wares	674,898	2.1%
Insurance	187,535	0.6%
Internet	809,642	2.5%
Iron/Steel	79,794	0.2%
Leisure Time	341,539	1.0%
Machinery-Diversified	850,862	2.6%
Media	386,458	1.2%
Metal Fabricate/Hardware	112,580	0.3%
Mining	128,061	0.4%
Miscellaneous Manufacturing	989,423	3.0%
Oil & Gas	1,149,917	3.5%
Oil & Gas Services	1,142,280	3.5%
Packaging & Containers	384,883	1.2%
Pharmaceuticals	531,089	1.6%
REIT	3,048,619	9.4%
Retail	2,589,176	8.0%
Semiconductors	1,063,109	3.3%
Software	1,912,330	5.9%
Telecommunications	545,857	1.7%
Transportation	799,951	2.5%
Trucking & Leasing	54,138	0.2%
Water	102,532	0.3%
Other**	18,617	0.1%
Total	$32,548,331	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 79

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$23,603,986
Securities, at value	32,529,714
Repurchase agreements, at value	65,000
Total Investment Securities, at value	32,594,714
Cash	618
Dividends receivable	27,276
Receivable for investments sold	734,380
Prepaid expenses	228
TOTAL ASSETS	33,357,216

LIABILITIES:
Payable for capital shares redeemed	736,982
Advisory fees payable	21,207
Management services fees payable	2,828
Administration fees payable	1,278
Administrative services fees payable	9,438
Distribution fees payable	7,414
Trustee fees payable	2
Transfer agency fees payable	2,061
Fund accounting fees payable	2,851
Compliance services fees payable	259
Other accrued expenses	24,565
TOTAL LIABILITIES	808,885
NET ASSETS	$32,548,331

NET ASSETS CONSIST OF:
Capital	$32,619,596
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(9,061,993)
Net unrealized appreciation (depreciation) on investments	8,990,728
NET ASSETS	$32,548,331

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	979,800

Net Asset Value (offering and redemption price per share)	$33.22

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$379,221
Interest	27
TOTAL INVESTMENT INCOME	379,248

EXPENSES:
Advisory fees	411,450
Management services fees	54,860
Administration fees	23,504
Transfer agency fees	34,676
Administrative services fees	188,132
Distribution fees	137,150
Custody fees	37,359
Fund accounting fees	48,462
Trustee fees	1,167
Compliance services fees	590
Other fees	54,362
Total Gross Expenses before reductions	991,712
Less Expenses reduced by the Advisor	(70,063)
TOTAL NET EXPENSES	921,649
NET INVESTMENT INCOME (LOSS)	(542,401)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,698,795
Change in net unrealized appreciation/depreciation on investments	(6,119,408)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,420,613)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,963,014)

See accompanying notes to the financial statements.

80 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(542,401)	$(359,387)
Net realized gains (losses) on investments	1,698,795	5,288,290
Change in net unrealized appreciation/depreciation on investments	(6,119,408)	4,237,414
Change in net assets resulting from operations	(4,963,014)	9,166,317
CAPITAL TRANSACTIONS:
Proceeds from shares issued	187,688,352	213,008,784
Value of shares redeemed	(224,604,088)	(192,426,668)
Change in net assets resulting from capital transactions	(36,915,736)	20,582,116
Change in net assets	(41,878,750)	29,748,433
NET ASSETS:
Beginning of period	74,427,081	44,678,648
End of period	$32,548,331	$74,427,081
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	5,216,993	7,176,748
Redeemed	(6,412,816)	(6,678,242)
Change in shares	(1,195,823)	498,506

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Mid-Cap Growth :: 81

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Net Asset Value, Beginning of Period	$34.21	$26.64	$19.26	$35.14	$34.62

Investment Activities:
Net investment income (loss)(a)	(0.35)	(0.26)	(0.17)	(0.32)	(0.23)
Net realized and unrealized gains (losses) on investments	(0.64)	7.83	7.55	(12.23)	4.23
Total income (loss) from investment activities	(0.99)	7.57	7.38	(12.55)	4.00

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	(3.33)	(3.48)

Net Asset Value, End of Period	$33.22	$34.21	$26.64	$19.26	$35.14

Total Return	(2.89)%	28.42%	38.32%	(38.81)%	11.74%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.83%	1.85%	1.79%	1.72%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.66%
Net investment income (loss)	(0.99)%	(0.87)%	(0.76)%	(1.04)%	(0.63)%

Supplemental Data:
Net assets, end of period (000’s)	$32,548	$74,427	$44,679	$19,285	$65,303
Portfolio turnover rate(b)	348%	452%	373%	427%	616%

(a)                    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

82 :: ProFund VP Small-Cap Value :: Management Discussion of Fund Performance

ProFund VP Small-Cap Value seeks daily investment results before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -4.10%. For the same period, the Index had a return of -1.36%(1) and a volatility of 35.60%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Small-Cap Value	-4.10%	-1.94%	2.62%
S&P SmallCap 600 Value Index	-1.36%	0.25%	5.36%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Value	1.96%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BioMed Realty Trust, Inc.	1.2%
Delphi Financial Group, Inc. - Class A	1.1%
LaSalle Hotel Properties	0.9%
EMCOR Group, Inc.	0.8%
Bristow Group, Inc.	0.8%

S&P SmallCap 600 Value Index – Composition

% of Index
Financial	27%
Industrial	22%
Consumer Cyclical	15%
Consumer Non-Cyclical	13%
Technology	6%
Communications	5%
Utilities	5%
Basic Materials	4%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap Value :: 83

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.8%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,892	$17,898
AAON, Inc. (Building Materials)	1,032	21,146
AAR Corp. (Aerospace/Defense)	4,472	85,728
ABM Industries, Inc. (Commercial Services)	5,504	113,492
Acadia Realty Trust (REIT)	1,892	38,105
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,740	175,621
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	4,988	53,521
Aegion Corp.* (Engineering & Construction)	4,472	68,600
Affymetrix, Inc.* (Healthcare-Products)	7,912	32,360
Agilysys, Inc.* (Computers)	1,720	13,674
AK Steel Holding Corp. (Iron/Steel)	12,556	103,713
Albany International Corp.—Class A (Machinery-Diversified)	3,268	75,556
Align Technology, Inc.* (Healthcare-Products)	2,580	61,210
ALLETE, Inc. (Electric)	1,892	79,426
Alliance One International, Inc.* (Agriculture)	9,976	27,135
Almost Family, Inc.* (Healthcare-Services)	860	14,259
AMCOL International Corp. (Mining)	1,204	32,327
Amedisys, Inc.* (Healthcare-Services)	3,268	35,654
American Vanguard Corp. (Chemicals)	1,720	22,945
Amerisafe, Inc.* (Insurance)	2,064	47,988
AMN Healthcare Services, Inc.* (Commercial Services)	4,644	20,573
AmSurg Corp.* (Healthcare-Services)	1,376	35,831
Anixter International, Inc.* (Telecommunications)	3,096	184,645
Apogee Enterprises, Inc. (Building Materials)	3,268	40,066
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,064	72,591
Arctic Cat, Inc.* (Leisure Time)	1,376	31,029
Arkansas Best Corp. (Transportation)	2,924	56,345
Arris Group, Inc.* (Telecommunications)	13,416	145,161
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,236	72,022
ATMI, Inc.* (Semiconductors)	2,064	41,342
Avid Technology, Inc.* (Software)	3,268	27,876
Avista Corp. (Electric)	6,536	168,302
B&G Foods, Inc.—Class A (Food)	2,924	70,381
Badger Meter, Inc. (Electronics)	516	15,186
Bank Mutual Corp. (Savings & Loans)	5,160	16,409
Bank of the Ozarks, Inc. (Banks)	1,376	40,771
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,332	128,555
Basic Energy Services, Inc.* (Oil & Gas Services)	2,236	44,049
BBCN Bancorp, Inc.* (Banks)	8,772	82,895
Bel Fuse, Inc.—Class B (Electronics)	1,204	22,575
Belden, Inc. (Electrical Components & Equipment)	3,268	108,759
Benchmark Electronics, Inc.* (Electronics)	6,536	88,040
Big 5 Sporting Goods Corp. (Retail)	2,408	25,140
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,032	16,791
BioMed Realty Trust, Inc. (REIT)	17,372	314,086
Black Box Corp. (Telecommunications)	2,064	57,875
Blue Coat Systems, Inc.* (Internet)	2,064	52,529
Blyth, Inc. (Household Products/Wares)	172	9,770
Boston Private Financial Holdings, Inc. (Banks)	8,772	69,650
Bottomline Technologies, Inc.* (Software)	1,376	31,882
Boyd Gaming Corp.* (Lodging)	6,192	46,192
Brady Corp.—Class A (Electronics)	6,020	190,051
Briggs & Stratton Corp. (Machinery-Diversified)	5,676	87,921
Brightpoint, Inc.* (Distribution/Wholesale)	7,740	83,282
Bristow Group, Inc. (Transportation)	4,128	195,626
Brookline Bancorp, Inc. (Savings & Loans)	7,912	66,777
Brooks Automation, Inc. (Semiconductors)	2,408	24,730
Brown Shoe Co., Inc. (Retail)	4,816	42,862
Brunswick Corp. (Leisure Time)	6,880	124,253
Buckeye Technologies, Inc. (Forest Products & Paper)	1,548	51,765
Cabela’s, Inc.* (Retail)	4,816	122,423
Cal-Maine Foods, Inc. (Food)	1,548	56,610
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	2,236	27,972
Calavo Growers, Inc. (Food)	516	13,251
Calgon Carbon Corp.* (Environmental Control)	3,612	56,745
Callaway Golf Co. (Leisure Time)	7,396	40,900
Cambrex Corp.* (Biotechnology)	3,268	23,464
Cantel Medical Corp. (Healthcare-Products)	516	14,412
Cardtronics, Inc.* (Commercial Services)	1,892	51,198
Career Education Corp.* (Commercial Services)	6,880	54,834
Cascade Corp. (Machinery-Diversified)	516	24,340
Cbeyond, Inc.* (Telecommunications)	3,440	27,554
CDI Corp. (Commercial Services)	1,376	19,003
Cedar Shopping Centers, Inc. (REIT)	6,364	27,429
Centene Corp.* (Healthcare-Services)	1,892	74,904
Central Garden & Pet Co.—Class A* (Household Products/Wares)	4,816	40,069
Central Vermont Public Service Corp. (Electric)	860	30,186
Century Aluminum Co.* (Mining)	6,192	52,694
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,752	73,699
CH Energy Group, Inc. (Electric)	688	40,165
Checkpoint Systems, Inc.* (Electronics)	4,472	48,924
Christopher & Banks Corp. (Retail)	4,128	9,660
CIBER, Inc.* (Computers)	8,256	31,868
Cincinnati Bell, Inc.* (Telecommunications)	22,188	67,230
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,204	42,513
City Holding Co. (Banks)	860	29,145
Clearwater Paper Corp.* (Forest Products & Paper)	1,032	36,750
Cohu, Inc. (Semiconductors)	2,752	31,235
Coldwater Creek, Inc.* (Retail)	10,148	11,975
Colonial Properties Trust (REIT)	7,052	147,105
Columbia Banking System, Inc. (Banks)	4,472	86,175
Comfort Systems USA, Inc. (Building Materials)	4,300	46,096
Community Bank System, Inc. (Banks)	2,236	62,161
Comtech Telecommunications Corp. (Telecommunications)	2,236	63,994
CONMED Corp.* (Healthcare-Products)	3,096	79,474
Consolidated Graphics, Inc.* (Commercial Services)	344	16,608
Corinthian Colleges, Inc.* (Commercial Services)	9,632	20,901
Cousins Properties, Inc. (REIT)	11,696	74,971
Cracker Barrel Old Country Store, Inc. (Retail)	860	43,353
Crocs, Inc.* (Apparel)	6,536	96,537
Cross Country Healthcare, Inc.* (Commercial Services)	3,612	20,047

See accompanying notes to the financial statements.

84 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
CryoLife, Inc.* (Healthcare-Products)	3,268	$15,686
CSG Systems International, Inc.* (Software)	1,548	22,771
CTS Corp. (Electronics)	3,956	36,395
Curtiss-Wright Corp. (Aerospace/Defense)	5,332	188,380
Daktronics, Inc. (Electronics)	4,128	39,505
Darling International, Inc.* (Environmental Control)	7,052	93,721
DealerTrack Holdings, Inc.* (Internet)	2,064	56,265
Delphi Financial Group, Inc.—Class A (Insurance)	6,192	274,306
Diamond Foods, Inc. (Food)	1,032	33,303
DiamondRock Hospitality Co. (REIT)	18,920	182,389
Digi International, Inc.* (Software)	2,924	32,632
Digital Generation, Inc.* (Media)	3,096	36,904
Digital River, Inc.* (Internet)	4,300	64,586
Dime Community Bancshares, Inc. (Savings & Loans)	3,096	39,010
Diodes, Inc.* (Semiconductors)	1,548	32,972
Drew Industries, Inc.* (Building Materials)	2,236	54,849
DSP Group, Inc.* (Semiconductors)	2,580	13,442
Dycom Industries, Inc.* (Engineering & Construction)	3,784	79,161
E.W. Scripps Co.* (Media)	3,612	28,932
Eagle Materials, Inc. (Building Materials)	3,268	83,857
eHealth, Inc.* (Insurance)	688	10,114
El Paso Electric Co. (Electric)	1,720	59,581
Electro Scientific Industries, Inc. (Electronics)	2,752	39,849
EMCOR Group, Inc. (Engineering & Construction)	7,568	202,898
Emergent Biosolutions, Inc.* (Biotechnology)	860	14,482
Employers Holdings, Inc. (Insurance)	3,956	71,564
Encore Capital Group, Inc.* (Diversified Financial Services)	688	14,627
Encore Wire Corp. (Electrical Components & Equipment)	2,236	57,912
EnerSys* (Electrical Components & Equipment)	5,332	138,472
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,408	79,416
Entertainment Properties Trust (REIT)	2,408	105,254
Enzo Biochem, Inc.* (Biotechnology)	2,236	5,009
EPIQ Systems, Inc. (Software)	1,892	22,742
eResearchTechnology, Inc.* (Internet)	2,752	12,907
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	3,096	89,103
Ethan Allen Interiors, Inc. (Home Furnishings)	2,924	69,328
Exterran Holdings, Inc.* (Oil & Gas Services)	6,880	62,608
Extra Space Storage, Inc. (REIT)	5,504	133,362
F.N.B. Corp. (Banks)	15,824	178,969
Federal Signal Corp.* (Miscellaneous Manufacturing)	7,052	29,266
FEI Co.* (Electronics)	1,376	56,113
First BanCorp.* (Banks)	2,408	8,404
First Commonwealth Financial Corp. (Banks)	11,868	62,426
First Financial Bancorp (Banks)	3,612	60,104
First Financial Bankshares, Inc. (Banks)	1,548	51,750
First Midwest Bancorp, Inc. (Banks)	8,428	85,376
Forestar Group, Inc.* (Real Estate)	3,956	59,854
Franklin Street Properties Corp. (REIT)	8,256	82,147
Fred’s, Inc. (Retail)	4,300	62,694
Fuller (H.B.) Co. (Chemicals)	2,924	67,574
G & K Services, Inc. (Textiles)	2,064	60,083
GenCorp, Inc.* (Aerospace/Defense)	6,708	35,687
General Communication, Inc.—Class A* (Telecommunications)	2,236	21,890
Gentiva Health Services, Inc.* (Healthcare-Services)	3,440	23,220
Getty Realty Corp. (REIT)	3,096	43,189
Gibraltar Industries, Inc.* (Building Materials)	3,440	48,022
Glacier Bancorp, Inc. (Banks)	8,084	97,251
Greatbatch, Inc.* (Healthcare-Products)	860	19,006
Griffon Corp. (Miscellaneous Manufacturing)	5,160	47,111
Group 1 Automotive, Inc. (Retail)	2,580	133,644
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,548	45,217
Gulfport Energy Corp.* (Oil & Gas)	1,720	50,654
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,784	70,723
Hanmi Financial Corp.* (Banks)	2,236	16,546
Harmonic, Inc.* (Telecommunications)	13,072	65,883
Harte-Hanks, Inc. (Advertising)	4,988	45,341
Haverty Furniture Cos., Inc. (Retail)	2,236	24,551
Haynes International, Inc. (Metal Fabricate/Hardware)	516	28,174
Headwaters, Inc.* (Energy-Alternate Sources)	4,128	9,164
Healthcare Realty Trust, Inc. (REIT)	5,160	95,924
Healthcare Services Group, Inc. (Commercial Services)	2,752	48,683
Healthways, Inc.* (Healthcare-Services)	3,784	25,958
Heartland Express, Inc. (Transportation)	3,784	54,073
Heartland Payment Systems, Inc. (Commercial Services)	1,720	41,899
Heidrick & Struggles International, Inc. (Commercial Services)	2,064	44,459
Helen of Troy, Ltd.* (Household Products/Wares)	1,548	47,524
Hillenbrand, Inc. (Commercial Services)	2,408	53,747
Home Bancshares, Inc. (Banks)	1,548	40,109
Horace Mann Educators Corp. (Insurance)	4,472	61,311
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,892	58,690
Hot Topic, Inc. (Retail)	4,816	31,834
Hub Group, Inc.—Class A* (Transportation)	1,892	61,358
Iconix Brand Group, Inc.* (Apparel)	2,408	39,226
iGATE Corp.* (Computers)	1,892	29,761
Independent Bank Corp./MA (Banks)	2,408	65,714
Inland Real Estate Corp. (REIT)	6,020	45,812
Insight Enterprises, Inc.* (Computers)	4,988	76,267
Insperity, Inc. (Commercial Services)	2,580	65,403
Integra LifeSciences Holdings* (Healthcare-Products)	688	21,211
Inter Parfums, Inc. (Cosmetics/Personal Care)	860	13,382
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,472	66,812
Interface, Inc.—Class A (Office Furnishings)	6,536	75,425
Intermec, Inc.* (Machinery-Diversified)	5,848	40,117
Interval Leisure Group, Inc.* (Leisure Time)	2,408	32,773
Intevac, Inc.* (Machinery-Diversified)	2,580	19,092
Invacare Corp. (Healthcare-Products)	3,612	55,227
Investment Technology Group, Inc.* (Diversified Financial Services)	4,472	48,342
ION Geophysical Corp.* (Oil & Gas Services)	9,804	60,099
Jack in the Box, Inc.* (Retail)	4,988	104,249
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,924	41,258
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,268	50,229
K-Swiss, Inc.—Class A* (Apparel)	3,096	9,040
Kaiser Aluminum Corp. (Mining)	1,720	78,914
Kaman Corp. (Aerospace/Defense)	1,376	37,592
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,376	21,658

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 85

Common Stocks, continued

	Shares	Value
Kaydon Corp. (Metal Fabricate/Hardware)	2,236	$68,198
Kelly Services, Inc.—Class A (Commercial Services)	3,268	44,706
Kensey Nash Corp. (Healthcare-Products)	344	6,601
Kilroy Realty Corp. (REIT)	3,268	124,413
Kindred Healthcare, Inc.* (Healthcare-Services)	5,848	68,831
Kirkland’s, Inc.* (Retail)	860	11,438
Kite Realty Group Trust (REIT)	7,224	32,580
Knight Transportation, Inc. (Transportation)	3,612	56,492
Kopin Corp.* (Semiconductors)	4,128	16,017
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,204	41,369
Kraton Performance Polymers, Inc.* (Chemicals)	1,548	31,424
La-Z-Boy, Inc.* (Home Furnishings)	5,848	69,591
Laclede Group, Inc. (Gas)	2,580	104,413
LaSalle Hotel Properties (REIT)	9,460	229,027
Lawson Products, Inc. (Metal Fabricate/Hardware)	344	5,308
Lexington Realty Trust (REIT)	15,308	114,657
LHC Group, Inc.* (Healthcare-Services)	1,720	22,068
Lincoln Educational Services Corp. (Commercial Services)	2,580	20,382
Lithia Motors, Inc.—Class A (Retail)	2,408	52,639
Live Nation, Inc.* (Commercial Services)	16,684	138,644
Liz Claiborne, Inc.* (Retail)	5,332	46,015
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,032	28,927
LTC Properties, Inc. (REIT)	1,548	47,771
Lumber Liquidators Holdings, Inc.* (Retail)	860	15,188
Lumos Networks Corp. (Telecommunications)	1,720	26,385
Lydall, Inc.* (Miscellaneous Manufacturing)	1,892	17,955
M/I Schottenstein Homes, Inc.* (Home Builders)	2,064	19,814
Maidenform Brands, Inc.* (Apparel)	1,204	22,033
Marcus Corp. (Lodging)	2,236	28,196
MarineMax, Inc.* (Retail)	2,580	16,822
Marriott Vacations Worldwide Corp.* (Entertainment)	3,096	53,127
Materion Corp.* (Mining)	2,236	54,290
Matrix Service Co.* (Oil & Gas Services)	2,924	27,603
Meadowbrook Insurance Group, Inc. (Insurance)	5,848	62,457
Measurement Specialties, Inc.* (Electronics)	516	14,427
Medical Properties Trust, Inc. (REIT)	12,556	123,928
Mercury Computer Systems, Inc.* (Computers)	1,548	20,573
Meridian Bioscience, Inc. (Healthcare-Products)	1,892	35,645
Merit Medical Systems, Inc.* (Healthcare-Products)	1,892	25,315
Meritage Homes Corp.* (Home Builders)	3,096	71,796
Methode Electronics, Inc. (Electronics)	4,128	34,221
Micrel, Inc. (Semiconductors)	2,064	20,867
Microsemi Corp.* (Semiconductors)	2,924	48,977
Midas, Inc.* (Commercial Services)	1,032	8,865
MKS Instruments, Inc. (Semiconductors)	2,236	62,206
Mobile Mini, Inc.* (Storage/Warehousing)	3,956	69,032
Molina Healthcare, Inc.* (Healthcare-Services)	3,268	72,974
Monarch Casino & Resort, Inc.* (Lodging)	1,376	14,021
Monolithic Power Systems, Inc.* (Semiconductors)	1,204	18,144
Monotype Imaging Holdings, Inc.* (Software)	2,064	32,178
Moog, Inc.—Class A* (Aerospace/Defense)	1,720	75,560
Movado Group, Inc. (Miscellaneous Manufacturing)	1,892	34,378
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,300	165,206
Multimedia Games Holding Co., Inc.* (Entertainment)	2,064	16,388
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,784	46,695
Nanometrics, Inc.* (Semiconductors)	688	12,673
Nash Finch Co. (Food)	1,376	40,289
National Financial Partners* (Diversified Financial Services)	4,644	62,787
National Penn Bancshares, Inc. (Banks)	13,932	117,586
Natus Medical, Inc.* (Healthcare-Products)	3,268	30,817
Navigant Consulting Co.* (Commercial Services)	5,848	66,726
NBT Bancorp, Inc. (Banks)	3,784	83,740
NCI Building Systems, Inc.* (Building Materials)	1,548	16,827
NCI, Inc.—Class A* (Computers)	860	10,019
Neenah Paper, Inc. (Forest Products & Paper)	1,720	38,390
Neutral Tandem, Inc.* (Telecommunications)	1,032	11,032
New Jersey Resources Corp. (Gas)	2,236	110,011
Newport Corp.* (Electronics)	4,300	58,523
Northwest Bancshares, Inc. (Savings & Loans)	11,008	136,939
Northwest Natural Gas Co. (Gas)	1,204	57,708
NorthWestern Corp. (Electric)	1,892	67,715
Novatel Wireless, Inc.* (Telecommunications)	3,612	11,306
NTELOS Holdings Corp. (Telecommunications)	1,720	35,054
Nutrisystem, Inc. (Internet)	3,268	42,255
O’Charley’s, Inc.* (Retail)	2,064	11,331
OfficeMax, Inc.* (Retail)	9,804	44,510
Old Dominion Freight Line, Inc.* (Transportation)	1,548	62,740
Old National Bancorp (Banks)	10,664	124,236
Olympic Steel, Inc. (Metal Fabricate/Hardware)	1,032	24,066
OM Group, Inc.* (Chemicals)	3,612	80,873
Omnicell, Inc.* (Software)	2,236	36,939
On Assignment, Inc.* (Commercial Services)	4,128	46,151
Oplink Communications, Inc.* (Telecommunications)	860	14,164
Orbital Sciences Corp.* (Aerospace/Defense)	6,708	97,467
Orion Marine Group, Inc.* (Engineering & Construction)	3,096	20,588
Oritani Financial Corp. (Savings & Loans)	1,376	17,572
Overseas Shipholding Group, Inc. (Transportation)	2,924	31,959
Oxford Industries, Inc. (Apparel)	860	38,803
P.F. Chang’s China Bistro, Inc. (Retail)	860	26,583
PacWest Bancorp (Banks)	2,580	48,891
Palomar Medical Technologies, Inc.* (Healthcare-Products)	2,236	20,795
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,032	33,777
PAREXEL International Corp.* (Commercial Services)	3,784	78,480
Park Electrochemical Corp. (Electronics)	1,376	35,253
Parkway Properties, Inc. (REIT)	2,580	25,439
PC-Tel, Inc. (Internet)	2,064	14,118
Penn Virginia Corp. (Oil & Gas)	5,160	27,296
Pennsylvania REIT (REIT)	6,364	66,440
Perficient, Inc.* (Internet)	3,440	34,434
Pericom Semiconductor Corp.* (Semiconductors)	2,752	20,943
Perry Ellis International, Inc.* (Apparel)	1,548	22,013

See accompanying notes to the financial statements.

86 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
PetMed Express, Inc. (Retail)	2,236	$23,210
Petroleum Development* (Oil & Gas)	1,548	54,350
PetroQuest Energy, Inc.* (Oil & Gas)	6,536	43,138
PharMerica Corp.* (Pharmaceuticals)	3,268	49,608
Piedmont Natural Gas Co., Inc. (Gas)	4,472	151,959
Pinnacle Entertainment, Inc.* (Entertainment)	7,052	71,648
Pinnacle Financial Partners, Inc.* (Banks)	3,956	63,889
Pioneer Drilling Co.* (Oil & Gas)	3,956	38,294
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,720	34,744
Plexus Corp.* (Electronics)	3,956	108,315
PolyOne Corp. (Chemicals)	10,320	119,196
Pool Corp. (Distribution/Wholesale)	2,924	88,012
Post Properties, Inc. (REIT)	2,580	112,798
Powell Industries, Inc.* (Electrical Components & Equipment)	1,032	32,281
Presidential Life Corp. (Insurance)	2,408	24,056
Prestige Brands Holdings, Inc.* (Household Products/Wares)	5,676	63,969
PrivateBancorp, Inc. (Banks)	6,708	73,654
Progress Software Corp.* (Software)	3,784	73,220
Prospect Capital Corp. (Investment Companies)	12,384	115,047
Provident Financial Services, Inc. (Savings & Loans)	6,020	80,608
PSS World Medical, Inc.* (Healthcare-Products)	2,236	54,089
Pulse Electronics Corp. (Electronics)	4,644	13,003
Quaker Chemical Corp. (Chemicals)	516	20,067
Quanex Building Products Corp. (Building Materials)	4,128	62,003
Quiksilver, Inc.* (Apparel)	13,932	50,295
RadiSys Corp.* (Computers)	2,580	13,055
Red Robin Gourmet Burgers, Inc.* (Retail)	1,204	33,351
Resources Connection, Inc. (Commercial Services)	4,988	52,823
Robbins & Myers, Inc. (Machinery-Diversified)	1,376	66,805
Rofin-Sinar Technologies, Inc.* (Electronics)	1,720	39,302
Rogers Corp.* (Electronics)	688	25,360
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	3,440	79,842
Ruby Tuesday, Inc.* (Retail)	7,052	48,659
Rudolph Technologies, Inc.* (Semiconductors)	3,612	33,447
Ruth’s Hospitality Group, Inc.* (Retail)	3,956	19,661
S&T Bancorp, Inc. (Banks)	3,268	63,889
Safety Insurance Group, Inc. (Insurance)	1,720	69,626
Saul Centers, Inc. (REIT)	344	12,184
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	3,956	8,822
ScanSource, Inc.* (Distribution/Wholesale)	3,096	111,456
School Specialty, Inc.* (Distribution/Wholesale)	1,892	4,730
Schulman (A.), Inc. (Chemicals)	3,268	69,216
Select Comfort Corp.* (Home Furnishings)	3,612	78,344
Selective Insurance Group, Inc. (Insurance)	6,192	109,784
Seneca Foods Corp.—Class A* (Food)	1,032	26,646
Shuffle Master, Inc.* (Entertainment)	3,440	40,317
Sigma Designs, Inc.* (Semiconductors)	3,612	21,672
Simmons First National Corp.—Class A (Banks)	1,892	51,443
Simpson Manufacturing Co., Inc. (Building Materials)	2,580	86,843
Skechers U.S.A., Inc.—Class A* (Apparel)	4,128	50,031
SkyWest, Inc. (Airlines)	5,676	71,461
Smith Corp. (Miscellaneous Manufacturing)	2,580	103,510
Snyders-Lance, Inc. (Food)	3,096	69,660
Sonic Automotive, Inc. (Retail)	3,956	58,588
Sonic Corp.* (Retail)	7,052	47,460
Southwest Gas Corp. (Gas)	2,752	116,932
Sovran Self Storage, Inc. (REIT)	1,376	58,714
Spartan Motors, Inc. (Auto Parts & Equipment)	3,784	18,201
Spartan Stores, Inc. (Food)	2,580	47,730
Stage Stores, Inc. (Retail)	3,440	47,782
Standard Microsystems Corp.* (Semiconductors)	1,376	35,460
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,236	44,832
Standard Pacific Corp.* (Home Builders)	11,524	36,646
Standex International Corp. (Miscellaneous Manufacturing)	1,376	47,004
Stein Mart, Inc.* (Retail)	3,096	21,084
Stepan Co. (Chemicals)	344	27,575
Sterling Bancorp (Banks)	3,440	29,722
Stewart Information Services Corp. (Insurance)	2,236	25,826
Stifel Financial Corp.* (Diversified Financial Services)	2,580	82,689
Stone Energy Corp.* (Oil & Gas)	5,504	145,195
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,720	14,156
Stratasys, Inc.* (Computers)	860	26,153
Super Micro Computer, Inc.* (Computers)	3,096	48,545
Superior Industries International, Inc. (Auto Parts & Equipment)	2,752	45,518
Supertex, Inc.* (Semiconductors)	860	16,237
SurModics, Inc.* (Healthcare-Products)	1,032	15,129
Susquehanna Bancshares, Inc. (Banks)	17,716	148,460
Swift Energy Co.* (Oil & Gas)	4,816	143,131
SWS Group, Inc. (Diversified Financial Services)	3,268	22,451
Sykes Enterprises, Inc.* (Computers)	4,472	70,032
Symmetricom, Inc.* (Telecommunications)	4,816	25,958
Symmetry Medical, Inc.* (Healthcare-Products)	4,128	32,983
SYNNEX Corp.* (Software)	2,924	89,065
Take-Two Interactive Software, Inc.* (Software)	9,804	132,844
Tanger Factory Outlet Centers, Inc. (REIT)	3,956	115,990
Tekelec* (Telecommunications)	7,052	77,078
TeleTech Holdings, Inc.* (Commercial Services)	1,720	27,864
Tennant Co. (Machinery-Diversified)	688	26,743
Tessera Technologies, Inc.* (Semiconductors)	2,064	34,572
Tetra Tech, Inc.* (Environmental Control)	2,924	63,129
TETRA Technologies, Inc.* (Oil & Gas Services)	8,772	81,930
Texas Capital Bancshares, Inc.* (Banks)	2,408	73,709
Texas Industries, Inc. (Building Materials)	3,096	95,295
Texas Roadhouse, Inc. (Retail)	2,752	41,005
The Andersons, Inc. (Agriculture)	2,064	90,114
The Cato Corp.—Class A (Retail)	1,376	33,299
The Finish Line, Inc.—Class A (Retail)	2,924	56,389
The Geo Group, Inc.* (Commercial Services)	7,052	118,121
The Hain Celestial Group, Inc.* (Food)	1,892	69,361
The Men’s Wearhouse, Inc. (Retail)	5,848	189,534
The Navigators Group, Inc.* (Insurance)	516	24,603
The Pep Boys-Manny, Moe & Jack (Retail)	6,020	66,220
The Ryland Group, Inc. (Home Builders)	2,580	40,661
The Standard Register Co. (Household Products/Wares)	1,376	3,206
THQ, Inc.* (Software)	7,740	5,882
Tompkins Financial Corp. (Banks)	344	13,247
Tower Group, Inc. (Insurance)	4,472	90,200
Tredegar Corp. (Miscellaneous Manufacturing)	2,580	57,302
TriQuint Semiconductor, Inc.* (Semiconductors)	7,912	38,531

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 87

Common Stocks, continued

	Shares	Value
TrueBlue, Inc.* (Commercial Services)	4,472	$62,071
TrustCo Bank Corp. NY (Banks)	10,664	59,825
TTM Technologies, Inc.* (Electronics)	5,848	64,094
Tuesday Morning Corp.* (Retail)	4,816	16,615
UIL Holdings Corp. (Electric)	3,612	127,756
Ultratech Stepper, Inc.* (Semiconductors)	860	21,130
UMB Financial Corp. (Banks)	1,376	51,256
Umpqua Holdings Corp. (Banks)	13,072	161,962
UniFirst Corp. (Textiles)	516	29,278
Unisource Energy Corp. (Electric)	1,720	63,502
United Bankshares, Inc. (Banks)	5,160	145,873
United Community Banks, Inc.* (Banks)	2,236	15,630
United Fire & Casualty Co. (Insurance)	2,408	48,593
United Natural Foods, Inc.* (Food)	2,236	89,462
United Online, Inc. (Internet)	10,148	55,205
United Stationers, Inc. (Distribution/Wholesale)	4,816	156,809
Universal Electronics, Inc.* (Home Furnishings)	1,720	29,016
Universal Forest Products, Inc. (Building Materials)	2,236	69,025
Universal Health Realty Income Trust (REIT)	516	20,124
Universal Technical Institute, Inc.* (Commercial Services)	1,032	13,189
Urstadt Biddle Properties—Class A (REIT)	1,376	24,878
USA Mobility, Inc. (Telecommunications)	2,580	35,785
Viad Corp. (Commercial Services)	2,236	39,085
Vicor Corp. (Electrical Components & Equipment)	1,032	8,215
Virtusa Corp.* (Computers)	1,204	17,434
VOXX International Corp.* (Home Furnishings)	2,064	17,441
Watts Water Technologies, Inc.—Class A (Electronics)	1,548	52,957
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,504	45,463
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,376	52,219
Wilshire Bancorp, Inc.* (Banks)	6,708	24,350
Winnebago Industries, Inc.* (Home Builders)	3,268	24,118
Wintrust Financial Corp. (Banks)	4,128	115,790
XO Group, Inc.* (Internet)	3,268	27,255
Zale Corp.* (Retail)	2,924	11,140
Zep, Inc. (Chemicals)	2,408	33,664
Zumiez, Inc.* (Retail)	860	23,874
TOTAL COMMON STOCKS (Cost $21,519,039)		25,161,613

Repurchase Agreements(a) (0.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $97,000	$97,000	$97,000
TOTAL REPURCHASE AGREEMENTS (Cost $97,000)		97,000
TOTAL INVESTMENT SECURITIES (Cost $21,616,039)—100.2%		25,258,613
Net other assets (liabilities)—(0.2)%		(51,053)
NET ASSETS—100.0%		$25,207,560

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$45,341	0.2%
Aerospace/Defense	520,414	2.1%
Agriculture	117,249	0.5%
Airlines	71,461	0.3%
Apparel	327,978	1.3%
Auto Parts & Equipment	108,551	0.4%
Banks	2,504,598	9.8%
Biotechnology	42,955	0.2%
Building Materials	624,029	2.5%
Chemicals	472,534	1.9%
Commercial Services	1,287,954	5.1%
Computers	357,381	1.4%
Cosmetics/Personal Care	13,382	0.1%
Distribution/Wholesale	444,289	1.8%
Diversified Financial Services	360,424	1.4%
Electric	636,633	2.5%
Electrical Components & Equipment	399,160	1.6%
Electronics	982,093	3.9%
Energy-Alternate Sources	9,164	NM
Engineering & Construction	371,247	1.5%
Entertainment	181,480	0.7%
Environmental Control	213,595	0.8%
Food	516,693	2.0%
Forest Products & Paper	194,026	0.8%
Gas	541,023	2.1%
Healthcare-Products	642,902	2.6%
Healthcare-Services	390,490	1.5%
Home Builders	193,035	0.8%
Home Furnishings	263,720	1.0%
Household Products/Wares	164,538	0.7%
Insurance	920,428	3.7%
Internet	359,554	1.4%
Investment Companies	115,047	0.5%
Iron/Steel	103,713	0.4%
Leisure Time	228,955	0.9%
Lodging	88,409	0.4%
Machinery-Construction & Mining	72,022	0.3%
Machinery-Diversified	413,165	1.6%
Media	65,836	0.3%
Metal Fabricate/Hardware	431,205	1.7%
Mining	218,225	0.9%
Miscellaneous Manufacturing	1,064,296	4.2%
Office Furnishings	75,425	0.3%
Oil & Gas	502,058	2.0%
Oil & Gas Services	380,196	1.5%
Pharmaceuticals	92,207	0.4%
REIT	2,398,716	9.4%
Real Estate	59,854	0.2%
Retail	1,574,782	6.1%
Savings & Loans	357,315	1.4%
Semiconductors	544,597	2.2%
Software	508,031	2.0%
Storage/Warehousing	69,032	0.3%
Telecommunications	870,994	3.5%
Textiles	89,361	0.4%
Toys/Games/Hobbies	41,258	0.2%
Transportation	518,593	2.1%
Other**	45,947	0.2%
Total	$25,207,560	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

88 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$21,616,039
Securities, at value	25,161,613
Repurchase agreements, at value	97,000
Total Investment Securities, at value	25,258,613
Cash	302
Dividends receivable	32,353
Receivable for capital shares issued	43,973
Receivable for investments sold	3,740
Prepaid expenses	107
TOTAL ASSETS	25,339,088

LIABILITIES:
Payable for capital shares redeemed	1,448
Payable for investments purchased	88,343
Advisory fees payable	5,494
Management services fees payable	732
Administration fees payable	814
Administrative services fees payable	6,329
Distribution fees payable	5,625
Trustee fees payable	1
Transfer agency fees payable	1,313
Fund accounting fees payable	1,817
Compliance services fees payable	125
Other accrued expenses	19,487
TOTAL LIABILITIES	131,528
NET ASSETS	$25,207,560

NET ASSETS CONSIST OF:
Capital	$38,053,576
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(16,488,590)
Net unrealized appreciation (depreciation) on investments	3,642,574
NET ASSETS	$25,207,560
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	963,053
Net Asset Value (offering and redemption price per share)	$26.17

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$315,949
Interest	47
TOTAL INVESTMENT INCOME	315,996

EXPENSES:
Advisory fees	177,390
Management services fees	23,652
Administration fees	10,036
Transfer agency fees	14,779
Administrative services fees	73,923
Distribution fees	59,130
Custody fees	38,331
Fund accounting fees	22,811
Trustee fees	468
Compliance services fees	230
Printing fees	23,338
Other fees	14,837
Total Gross Expenses before reductions	458,925
Less Expenses reduced by the Advisor	(61,569)
TOTAL NET EXPENSES	397,356
NET INVESTMENT INCOME (LOSS)	(81,360)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,276,139
Change in net unrealized appreciation/depreciation on investments	(3,555,161)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,279,022)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,360,382)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 89

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(81,360)	$(100,754)
Net realized gains (losses) on investments	2,276,139	1,385,325
Change in net unrealized appreciation/depreciation on investments	(3,555,161)	1,643,364
Change in net assets resulting from operations	(1,360,382)	2,927,935

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(52,497)
Change in net assets resulting from distributions	—	(52,497)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	61,398,984	123,234,821 (a)
Dividends reinvested	—	52,497
Value of shares redeemed	(62,081,760)	(120,213,111)
Change in net assets resulting from capital transactions	(682,776)	3,074,207
Change in net assets	(2,043,158)	5,949,645

NET ASSETS:
Beginning of period	27,250,718	21,301,073
End of period	$25,207,560	$27,250,718
Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	2,275,310	5,099,062
Reinvested	—	2,155
Redeemed	(2,310,487)	(5,054,603)
Change in shares	(35,177)	46,614

(a)	Amount includes $39,274 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

90 :: ProFund VP Small-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$27.30	$22.38		$18.63	$28.81	$36.64

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.08)		0.05	0.07	(0.08)
Net realized and unrealized gains (losses) on investments	(1.04)	4.99		3.75	(8.41)	(2.27)
Total income (loss) from investment activities	(1.13)	4.91		3.80	(8.34)	(2.35)
Capital Transactions:	—	0.03	(b)	—	—	—

Distributions to Shareholders From:
Net investment income	—	(0.02)		(0.05)	—	—
Net realized gains on investments	—	—		—	(1.84)	(5.48)
Total distributions	—	(0.02)		(0.05)	(1.84)	(5.48)

Net Asset Value, End of Period	$26.17	$27.30		$22.38	$18.63	$28.81

Total Return	(4.10)%	22.10	%(b)	20.40%	(30.68)%	(7.22)%

Ratios to Average Net Assets:
Gross expenses	1.94%	1.96%		2.03%	1.93%	1.76%
Net expenses	1.68%	1.68%		1.67%	1.63%	1.63%
Net investment income (loss)	(0.34)%	(0.34)%		0.25%	0.28%	(0.21)%

Supplemental Data:
Net assets, end of period (000’s)	$25,208	$27,251		$21,301	$18,853	$31,970
Portfolio turnover rate(c)	267%	412%		385%	459%	291%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and the total return would be lower.

(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap Growth :: 91

ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600 Growth Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 1.28%. For the same period, the Index had a total return of 3.64%(1) and a volatility of 31.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Small-Cap Growth	1.28%	1.98%	5.07%
S&P SmallCap 600 Growth Index	3.64%	3.92%	7.28%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Growth	1.87%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HealthSpring, Inc.	1.5%
Salix Pharmaceuticals, Ltd.	1.2%
Questcor Pharmaceuticals, Inc.	1.1%
Mid-America Apartment Communities, Inc.	1.0%
ProAssurance Corp.	1.0%

S&P SmallCap 600 Growth Index – Composition

% of Index
Consumer Non-Cyclical	25%
Consumer Cyclical	16%
Technology	16%
Industrial	14%
Financial	12%
Communications	5%
Utilities	5%
Energy	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

92 :: ProFund VP Small-Cap Growth :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (100.0%)

	Shares	Value
AAON, Inc. (Building Materials)	1,521	$31,165
Abaxis, Inc.* (Healthcare-Products)	3,549	98,201
Acadia Realty Trust (REIT)	4,563	91,899
Aerovironment, Inc.* (Aerospace/Defense)	3,042	95,732
Air Methods Corp.* (Healthcare-Services)	2,028	171,265
Align Technology, Inc.* (Healthcare-Products)	7,605	180,429
Allegiant Travel Co.* (Airlines)	2,535	135,217
ALLETE, Inc. (Electric)	2,535	106,419
AMCOL International Corp. (Mining)	2,535	68,065
American Public Education, Inc.* (Commercial Services)	3,042	131,658
American Science & Engineering, Inc. (Electronics)	1,521	103,595
American States Water Co. (Water)	3,042	106,166
American Vanguard Corp. (Chemicals)	1,521	20,290
AmSurg Corp.* (Healthcare-Services)	3,549	92,416
Analogic Corp. (Electronics)	2,028	116,245
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,056	142,650
Approach Resources, Inc.* (Oil & Gas)	4,563	134,198
Arbitron, Inc. (Commercial Services)	4,563	157,013
ArQule, Inc.* (Biotechnology)	9,126	51,471
Atlantic Tele-Network, Inc. (Telecommunications)	1,521	59,395
ATMI, Inc.* (Semiconductors)	2,535	50,776
AZZ, Inc. (Miscellaneous Manufacturing)	2,028	92,152
B&G Foods, Inc.—Class A (Food)	3,549	85,424
Badger Meter, Inc. (Electronics)	1,521	44,763
Balchem Corp. (Chemicals)	5,070	205,538
Bank of the Ozarks, Inc. (Banks)	2,535	75,112
Basic Energy Services, Inc.* (Oil & Gas Services)	1,521	29,964
Belden, Inc. (Electrical Components & Equipment)	3,042	101,238
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	2,535	41,244
BJ’s Restaurants, Inc.* (Retail)	4,056	183,818
Blackbaud, Inc. (Software)	7,098	196,615
Blue Coat Systems, Inc.* (Internet)	4,056	103,225
Blue Nile, Inc.* (Internet)	2,028	82,905
Blyth, Inc. (Household Products/Wares)	507	28,798
Boston Beer Co., Inc.—Class A* (Beverages)	1,521	165,120
Bottomline Technologies, Inc.* (Software)	4,056	93,978
Brooks Automation, Inc. (Semiconductors)	7,605	78,103
Brunswick Corp. (Leisure Time)	4,563	82,408
Buckeye Technologies, Inc. (Forest Products & Paper)	4,563	152,587
Buffalo Wild Wings, Inc.* (Retail)	3,042	205,365
Cabot Microelectronics Corp.* (Semiconductors)	3,549	167,690
CACI International, Inc.—Class A* (Computers)	4,563	255,163
Calavo Growers, Inc. (Food)	1,521	39,059
Calgon Carbon Corp.* (Environmental Control)	4,056	63,720
Cantel Medical Corp. (Healthcare-Products)	1,521	42,482
Capella Education Co.* (Commercial Services)	2,535	91,387
Cardtronics, Inc.* (Commercial Services)	4,563	123,475
Carter’s, Inc.* (Apparel)	8,619	343,122
Cascade Corp. (Machinery-Diversified)	507	23,915
Casey’s General Stores, Inc. (Retail)	6,591	339,502
Cash America International, Inc. (Retail)	5,070	236,414
CEC Entertainment, Inc. (Retail)	3,042	104,797
Centene Corp.* (Healthcare-Services)	5,577	220,793
Central Vermont Public Service Corp. (Electric)	1,014	35,591
CEVA, Inc.* (Semiconductors)	4,056	122,735
CH Energy Group, Inc. (Electric)	1,521	88,796
Chemed Corp. (Commercial Services)	3,549	181,744
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,014	35,804
Cirrus Logic, Inc.* (Semiconductors)	10,647	168,755
City Holding Co. (Banks)	1,014	34,364
Clearwater Paper Corp.* (Forest Products & Paper)	2,535	90,271
Cognex Corp. (Machinery-Diversified)	7,098	254,037
Coinstar, Inc.* (Retail)	5,070	231,395
Colonial Properties Trust (REIT)	4,056	84,608
Community Bank System, Inc. (Banks)	3,042	84,568
CommVault Systems, Inc.* (Software)	7,098	303,227
Computer Programs & Systems, Inc. (Software)	2,028	103,651
comScore, Inc.* (Internet)	5,577	118,232
Consolidated Graphics, Inc.* (Commercial Services)	1,014	48,956
Contango Oil & Gas Co.* (Oil & Gas)	2,028	117,989
CorVel Corp.* (Commercial Services)	1,014	52,434
Cracker Barrel Old Country Store, Inc. (Retail)	2,535	127,789
Crocs, Inc.* (Apparel)	5,577	82,372
CSG Systems International, Inc.* (Software)	3,549	52,206
Cubic Corp. (Aerospace/Defense)	2,535	110,501
Cubist Pharmaceuticals, Inc.* (Biotechnology)	10,140	401,747
Cyberonics, Inc.* (Healthcare-Products)	4,056	135,876
Cymer, Inc.* (Electronics)	5,070	252,283
Darling International, Inc.* (Environmental Control)	9,126	121,285
DealerTrack Holdings, Inc.* (Internet)	4,056	110,567
Deltic Timber Corp. (Forest Products & Paper)	2,028	122,471
Diamond Foods, Inc. (Food)	2,028	65,444
DineEquity, Inc.* (Retail)	2,535	107,002
Diodes, Inc.* (Semiconductors)	4,056	86,393
DTS, Inc.* (Home Furnishings)	3,042	82,864
Eagle Materials, Inc. (Building Materials)	2,535	65,048
EastGroup Properties, Inc. (REIT)	4,563	198,399
Ebix, Inc. (Software)	5,070	112,047
eHealth, Inc.* (Insurance)	2,535	37,265
El Paso Electric Co. (Electric)	4,056	140,500
Emergent Biosolutions, Inc.* (Biotechnology)	3,042	51,227
Encore Capital Group, Inc.* (Diversified Financial Services)	2,535	53,894
Entertainment Properties Trust (REIT)	4,056	177,288
Entropic Communications, Inc.* (Semiconductors)	14,703	75,132
Enzo Biochem, Inc.* (Biotechnology)	2,535	5,678
EPIQ Systems, Inc. (Software)	2,535	30,471
eResearchTechnology, Inc.* (Internet)	3,549	16,645
Exar Corp.* (Semiconductors)	7,605	49,433
Exponent, Inc.* (Engineering & Construction)	2,028	93,227
Extra Space Storage, Inc. (REIT)	7,605	184,269
EZCORP, Inc.—Class A* (Retail)	7,605	200,544
FARO Technologies, Inc.* (Electronics)	3,042	139,932
FEI Co.* (Electronics)	4,563	186,079
Financial Engines, Inc.* (Diversified Financial Services)	6,591	147,177

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 93

Common Stocks, continued

	Shares	Value
First Cash Financial Services, Inc.* (Retail)	5,070	$177,906
First Financial Bancorp (Banks)	4,563	75,928
First Financial Bankshares, Inc. (Banks)	3,042	101,694
Forrester Research, Inc.* (Commercial Services)	2,535	86,038
Forward Air Corp. (Transportation)	4,563	146,244
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,042	132,510
Fuller (H.B.) Co. (Chemicals)	3,549	82,017
General Communication, Inc.—Class A* (Telecommunications)	2,535	24,818
Genesco, Inc.* (Retail)	4,056	250,417
GeoResources, Inc.* (Oil & Gas)	3,549	104,021
Greatbatch, Inc.* (Healthcare-Products)	2,535	56,024
GT Advanced Technologies, Inc.* (Semiconductors)	21,294	154,169
Gulfport Energy Corp.* (Oil & Gas)	5,070	149,311
Haemonetics Corp.* (Healthcare-Products)	4,056	248,308
Hanmi Financial Corp.* (Banks)	1,521	11,255
Hawkins, Inc. (Chemicals)	1,521	56,064
Haynes International, Inc. (Metal Fabricate/Hardware)	1,521	83,047
Headwaters, Inc.* (Energy-Alternate Sources)	4,056	9,004
Healthcare Realty Trust, Inc. (REIT)	5,577	103,676
Healthcare Services Group, Inc. (Commercial Services)	7,098	125,564
HealthSpring, Inc.* (Healthcare-Services)	11,154	608,339
Heartland Express, Inc. (Transportation)	4,056	57,960
Heartland Payment Systems, Inc. (Commercial Services)	4,056	98,804
Helen of Troy, Ltd.* (Household Products/Wares)	3,042	93,389
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	1,521	59,152
Hibbett Sports, Inc.* (Retail)	4,563	206,156
Higher One Holdings, Inc.* (Diversified Financial Services)	5,070	93,491
Hillenbrand, Inc. (Commercial Services)	7,098	158,427
Hittite Microwave Corp.* (Semiconductors)	4,563	225,321
Home Bancshares, Inc. (Banks)	1,521	39,409
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,042	94,363
Hub Group, Inc.—Class A* (Transportation)	3,549	115,094
Iconix Brand Group, Inc.* (Apparel)	9,126	148,663
ICU Medical, Inc.* (Healthcare-Products)	2,028	91,260
iGATE Corp.* (Computers)	2,535	39,876
II-VI, Inc.* (Electronics)	9,126	167,553
Infinity Property & Casualty Corp. (Insurance)	2,028	115,069
InfoSpace, Inc.* (Internet)	6,591	72,435
Inland Real Estate Corp. (REIT)	4,056	30,866
Integra LifeSciences Holdings* (Healthcare-Products)	2,535	78,154
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,521	23,667
Interactive Intelligence Group, Inc.* (Software)	2,535	58,102
Interval Leisure Group, Inc.* (Leisure Time)	3,042	41,402
ION Geophysical Corp.* (Oil & Gas Services)	7,098	43,511
IPC The Hospitalist Co.* (Healthcare-Services)	2,535	115,900
iRobot Corp.* (Machinery-Diversified)	4,563	136,206
J & J Snack Foods Corp. (Food)	2,535	135,065
j2 Global, Inc. (Computers)	8,112	228,272
JDA Software Group, Inc.* (Software)	7,098	229,904
Jos. A. Bank Clothiers, Inc.* (Retail)	4,563	222,492
Kaman Corp. (Aerospace/Defense)	2,535	69,256
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	4,563	71,822
Kaydon Corp. (Metal Fabricate/Hardware)	2,028	61,854
Kensey Nash Corp. (Healthcare-Products)	1,014	19,459
Kilroy Realty Corp. (REIT)	5,070	193,015
Kirkland’s, Inc.* (Retail)	1,521	20,229
Knight Transportation, Inc. (Transportation)	4,563	71,365
Kopin Corp.* (Semiconductors)	5,577	21,639
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,521	52,262
Kraton Performance Polymers, Inc.* (Chemicals)	3,042	61,753
Kulicke & Soffa Industries, Inc.* (Semiconductors)	12,168	112,554
Landauer, Inc. (Commercial Services)	1,521	78,331
Lindsay Manufacturing Co. (Machinery-Diversified)	2,028	111,317
Liquidity Services, Inc.* (Internet)	3,549	130,958
Littelfuse, Inc. (Electrical Components & Equipment)	4,056	174,327
LivePerson, Inc.* (Computers)	8,112	101,806
Liz Claiborne, Inc.* (Retail)	8,112	70,007
LogMeIn, Inc.* (Telecommunications)	3,549	136,814
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,521	42,634
LTC Properties, Inc. (REIT)	2,535	78,230
Lufkin Industries, Inc. (Oil & Gas Services)	5,070	341,262
Lumber Liquidators Holdings, Inc.* (Retail)	3,042	53,722
Magellan Health Services, Inc.* (Healthcare-Services)	4,563	225,732
Maidenform Brands, Inc.* (Apparel)	2,028	37,112
Manhattan Associates, Inc.* (Computers)	3,549	143,664
MAXIMUS, Inc. (Commercial Services)	5,577	230,609
Measurement Specialties, Inc.* (Electronics)	1,521	42,527
Medifast, Inc.* (Commercial Services)	2,535	34,780
Mercury Computer Systems, Inc.* (Computers)	2,535	33,690
Meridian Bioscience, Inc. (Healthcare-Products)	4,056	76,415
Merit Medical Systems, Inc.* (Healthcare-Products)	4,056	54,269
Micrel, Inc. (Semiconductors)	5,070	51,258
Microsemi Corp.* (Semiconductors)	10,140	169,845
MicroStrategy, Inc.—Class A* (Software)	1,521	164,755
Mid-America Apartment Communities, Inc. (REIT)	6,591	412,267
Midas, Inc.* (Commercial Services)	1,014	8,710
MKS Instruments, Inc. (Semiconductors)	5,577	155,152
Monolithic Power Systems, Inc.* (Semiconductors)	3,042	45,843
Monotype Imaging Holdings, Inc.* (Software)	3,042	47,425
Monro Muffler Brake, Inc. (Commercial Services)	5,070	196,665
Moog, Inc.—Class A* (Aerospace/Defense)	5,070	222,725
MTS Systems Corp. (Computers)	2,535	103,301
Multimedia Games Holding Co., Inc.* (Entertainment)	1,521	12,077
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	2,028	134,740
Nanometrics, Inc.* (Semiconductors)	2,028	37,356
National Presto Industries, Inc. (Aerospace/Defense)	1,014	94,910
NCI Building Systems, Inc.* (Building Materials)	1,014	11,022
Neogen Corp.* (Pharmaceuticals)	4,056	124,276
NETGEAR, Inc.* (Telecommunications)	6,084	204,240

See accompanying notes to the financial statements.

94 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
NetScout Systems, Inc.* (Computers)	5,577	$98,155
Neutral Tandem, Inc.* (Telecommunications)	3,549	37,939
New Jersey Resources Corp. (Gas)	3,549	174,611
Nolan Co.* (Media)	5,070	43,196
Northwest Natural Gas Co. (Gas)	2,535	121,503
NorthWestern Corp. (Electric)	3,042	108,873
NuVasive, Inc.* (Healthcare-Products)	7,098	89,364
Old Dominion Freight Line, Inc.* (Transportation)	5,577	226,036
Omnicell, Inc.* (Software)	2,535	41,878
Oplink Communications, Inc.* (Telecommunications)	2,028	33,401
OPNET Technologies, Inc. (Software)	2,535	92,958
Oritani Financial Corp. (Savings & Loans)	5,577	71,218
OSI Systems, Inc.* (Electronics)	3,549	173,120
Oxford Industries, Inc. (Apparel)	1,014	45,752
OYO Geospace Corp.* (Oil & Gas Services)	1,014	78,413
P.F. Chang’s China Bistro, Inc. (Retail)	2,028	62,685
PacWest Bancorp (Banks)	2,028	38,431
Papa John’s International, Inc.* (Retail)	3,042	114,623
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	4,563	149,347
PAREXEL International Corp.* (Commercial Services)	4,563	94,637
Park Electrochemical Corp. (Electronics)	1,521	38,968
Peet’s Coffee & Tea, Inc.* (Beverages)	2,028	127,115
Petroleum Development* (Oil & Gas)	1,521	53,402
Piedmont Natural Gas Co., Inc. (Gas)	5,577	189,506
Pioneer Drilling Co.* (Oil & Gas)	4,563	44,170
Pool Corp. (Distribution/Wholesale)	3,549	106,825
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	3,042	205,396
Post Properties, Inc. (REIT)	5,070	221,660
Power Integrations, Inc. (Semiconductors)	4,563	151,309
ProAssurance Corp. (Insurance)	5,070	404,687
Progress Software Corp.* (Software)	5,070	98,104
PS Business Parks, Inc. (REIT)	3,042	168,618
PSS World Medical, Inc.* (Healthcare-Products)	5,577	134,908
Quaker Chemical Corp. (Chemicals)	1,521	59,152
Quality Systems, Inc. (Software)	6,591	243,801
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	10,647	442,702
RightNow Technologies, Inc.* (Software)	4,056	173,313
RLI Corp. (Insurance)	3,042	221,640
Robbins & Myers, Inc. (Machinery-Diversified)	5,577	270,763
Rofin-Sinar Technologies, Inc.* (Electronics)	2,535	57,925
Rogers Corp.* (Electronics)	1,521	56,064
Rubicon Technology, Inc.* (Semiconductors)	3,042	28,564
Rue21, Inc.* (Retail)	2,535	54,756
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	10,140	485,199
Sanderson Farms, Inc. (Food)	3,042	152,495
Saul Centers, Inc. (REIT)	1,521	53,874
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	6,084	13,567
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,535	168,476
SEACOR SMIT, Inc.* (Oil & Gas Services)	3,549	315,719
Select Comfort Corp.* (Home Furnishings)	4,056	87,975
Shuffle Master, Inc.* (Entertainment)	4,056	47,536
Simpson Manufacturing Co., Inc. (Building Materials)	3,042	102,394
Smith Corp. (Miscellaneous Manufacturing)	3,042	122,045
Snyders-Lance, Inc. (Food)	3,549	79,852
SonoSite, Inc.* (Healthcare-Products)	2,535	136,535
Sourcefire, Inc.* (Internet)	5,070	164,167
South Jersey Industries, Inc. (Gas)	5,070	288,027
Southwest Gas Corp. (Gas)	3,549	150,797
Sovran Self Storage, Inc. (REIT)	2,535	108,168
Stamps.com, Inc.* (Internet)	2,028	52,992
Standard Microsystems Corp.* (Semiconductors)	1,521	39,196
Stepan Co. (Chemicals)	1,014	81,282
Steven Madden, Ltd.* (Apparel)	6,591	227,389
Stifel Financial Corp.* (Diversified Financial Services)	5,070	162,493
STR Holdings, Inc.* (Miscellaneous Manufacturing)	4,563	37,553
Stratasys, Inc.* (Computers)	2,535	77,089
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	3,042	101,785
Supertex, Inc.* (Semiconductors)	1,014	19,144
SurModics, Inc.* (Healthcare-Products)	1,014	14,865
Synaptics, Inc.* (Computers)	5,577	168,147
Synchronoss Technologies, Inc.* (Software)	4,563	137,848
Taleo Corp.—Class A* (Software)	7,098	274,622
Tanger Factory Outlet Centers, Inc. (REIT)	8,619	252,709
Teledyne Technologies, Inc.* (Aerospace/Defense)	6,084	333,707
TeleTech Holdings, Inc.* (Commercial Services)	1,521	24,640
Tennant Co. (Machinery-Diversified)	2,028	78,828
Tessera Technologies, Inc.* (Semiconductors)	5,577	93,415
Tetra Tech, Inc.* (Environmental Control)	6,084	131,354
Texas Capital Bancshares, Inc.* (Banks)	2,535	77,596
Texas Roadhouse, Inc. (Retail)	6,084	90,652
The Buckle, Inc. (Retail)	4,563	186,490
The Cato Corp.—Class A (Retail)	3,042	73,616
The Children’s Place Retail Stores, Inc.* (Retail)	4,056	215,455
The Ensign Group, Inc. (Healthcare-Services)	2,535	62,108
The Finish Line, Inc.—Class A (Retail)	4,563	87,997
The Hain Celestial Group, Inc.* (Food)	4,563	167,280
The Medicines Co.* (Biotechnology)	9,126	170,109
The Navigators Group, Inc.* (Insurance)	1,014	48,348
The Ryland Group, Inc. (Home Builders)	3,549	55,932
Tompkins Financial Corp. (Banks)	1,014	39,049
Toro Co. (Housewares)	5,070	307,546
TreeHouse Foods, Inc.* (Food)	6,084	397,772
TriQuint Semiconductor, Inc.* (Semiconductors)	16,224	79,011
True Religion Apparel, Inc.* (Apparel)	4,056	140,256
Tyler Technologies, Inc.* (Software)	4,056	122,126
UIL Holdings Corp. (Electric)	3,042	107,596
Ultratech Stepper, Inc.* (Semiconductors)	3,042	74,742
UMB Financial Corp. (Banks)	3,549	132,200
UniFirst Corp. (Textiles)	2,028	115,069
Unisource Energy Corp. (Electric)	3,549	131,029
United Natural Foods, Inc.* (Food)	5,070	202,851
Universal Health Realty Income Trust (REIT)	1,521	59,319
Universal Technical Institute, Inc.* (Commercial Services)	2,028	25,918
Urstadt Biddle Properties—Class A (REIT)	2,028	36,666
Veeco Instruments, Inc.* (Semiconductors)	6,591	137,093
ViaSat, Inc.* (Telecommunications)	7,098	327,360
Vicor Corp. (Electrical Components & Equipment)	1,521	12,107
ViroPharma, Inc.* (Pharmaceuticals)	11,661	319,395
Virtusa Corp.* (Computers)	1,521	22,024
Vitamin Shoppe, Inc.* (Retail)	5,070	202,192
Volterra Semiconductor Corp.* (Semiconductors)	4,056	103,874

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 95

Common Stocks, continued

	Shares	Value
Watts Water Technologies, Inc.—Class A (Electronics)	2,535	$86,722
WD-40 Co. (Household Products/Wares)	2,535	102,439
Websense, Inc.* (Internet)	6,591	123,449
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,549	134,685
Wolverine World Wide, Inc. (Apparel)	8,112	289,112
World Acceptance Corp.* (Diversified Financial Services)	2,535	186,322
Wright Express Corp.* (Commercial Services)	6,591	357,759
Zoll Medical Corp.* (Healthcare-Products)	3,549	224,226
Zumiez, Inc.* (Retail)	2,535	70,372
TOTAL COMMON STOCKS (Cost $32,016,552)		39,521,887
TOTAL INVESTMENT SECURITIES (Cost $32,016,552)—100.0%		39,521,887
Net other assets (liabilities)—NM		(7,950)
NET ASSETS—100.0%		$39,513,937

*    Non-income producing security

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$926,831	2.3%
Airlines	135,217	0.3%
Apparel	1,313,778	3.3%
Banks	709,606	1.8%
Beverages	292,235	0.7%
Biotechnology	680,232	1.7%
Building Materials	209,629	0.5%
Chemicals	566,096	1.4%
Commercial Services	2,307,549	5.8%
Computers	1,271,187	3.2%
Cosmetics/Personal Care	23,667	0.1%
Distribution/Wholesale	241,565	0.6%
Diversified Financial Services	848,773	2.1%
Electric	718,804	1.8%
Electrical Components & Equipment	287,672	0.7%
Electronics	1,465,776	3.7%
Energy-Alternate Sources	9,004	NM
Engineering & Construction	93,227	0.2%
Entertainment	59,613	0.2%
Environmental Control	316,359	0.8%
Food	1,325,242	3.4%
Forest Products & Paper	605,627	1.5%
Gas	924,444	2.3%
Hand/Machine Tools	132,510	0.3%
Healthcare-Products	1,815,460	4.6%
Healthcare-Services	1,537,797	3.9%
Home Builders	55,932	0.1%
Home Furnishings	170,839	0.4%
Household Products/Wares	224,626	0.6%
Housewares	307,546	0.8%
Insurance	827,009	2.1%
Internet	975,575	2.5%
Leisure Time	123,810	0.3%
Machinery-Diversified	1,017,716	2.6%
Media	43,196	0.1%
Metal Fabricate/Hardware	180,705	0.5%
Mining	68,065	0.2%
Miscellaneous Manufacturing	448,431	1.1%
Oil & Gas	603,091	1.5%
Oil & Gas Services	903,232	2.3%
Pharmaceuticals	1,593,638	4.0%
REIT	2,455,531	6.2%
Retail	3,896,393	10.0%
Savings & Loans	71,218	0.2%
Semiconductors	2,498,502	6.4%
Software	2,577,031	6.6%
Telecommunications	823,967	2.1%
Textiles	115,069	0.3%
Transportation	616,699	1.6%
Water	106,166	0.3%
Other**	(7,950)	NM
Total	$39,513,937	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

96 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$32,016,552
Securities, at value	39,521,887
Total Investment Securities, at value	39,521,887
Dividends receivable	22,348
Receivable for capital shares issued	2,775
Receivable for investments sold	389,675
Prepaid expenses	162
TOTAL ASSETS	39,936,847

LIABILITIES:
Cash overdraft	19,360
Payable for capital shares redeemed	342,920
Advisory fees payable	14,488
Management services fees payable	1,932
Administration fees payable	1,229
Administrative services fees payable	9,781
Distribution fees payable	8,031
Trustee fees payable	2
Transfer agency fees payable	1,982
Fund accounting fees payable	2,742
Compliance services fees payable	203
Other accrued expenses	20,240
TOTAL LIABILITIES	422,910
NET ASSETS	$39,513,937

NET ASSETS CONSIST OF:
Capital	$37,057,654
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(5,049,052)
Net unrealized appreciation (depreciation) on investments	7,505,335
NET ASSETS	$39,513,937

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,362,487
Net Asset Value (offering and redemption price per share)	$29.00

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$283,716
Interest	22
TOTAL INVESTMENT INCOME	283,738

EXPENSES:
Advisory fees	312,155
Management services fees	41,620
Administration fees	17,547
Transfer agency fees	25,938
Administrative services fees	137,757
Distribution fees	104,052
Custody fees	48,298
Fund accounting fees	37,380
Trustee fees	841
Compliance services fees	411
Other fees	48,410
Total Gross Expenses before reductions	774,409
Less Expenses reduced by the Advisor	(75,182)
TOTAL NET EXPENSES	699,227
NET INVESTMENT INCOME (LOSS)	(415,489)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,594,997
Change in net unrealized appreciation/depreciation on investments	(3,889,948)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,294,951)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,710,440)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 97

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(415,489)	$(169,627)
Net realized gains (losses) on investments	1,594,997	3,685,808
Change in net unrealized appreciation/depreciation on investments	(3,889,948)	1,390,688
Change in net assets resulting from operations	(2,710,440)	4,906,869
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(90,289)	—
Change in net assets resulting from distributions	(90,289)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	127,689,800	128,054,845 (a)
Dividends reinvested	90,289	—
Value of shares redeemed	(144,825,767)	(113,811,943)
Change in net assets resulting from capital transactions	(17,045,678)	14,242,902
Change in net assets	(19,846,407)	19,149,771
NET ASSETS:
Beginning of period	59,360,344	40,210,573
End of period	$39,513,937	$59,360,344
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	4,273,609	5,132,324
Reinvested	2,955	—
Redeemed	(4,982,961)	(4,825,397)
Change in shares	(706,397)	306,927

(a)          Amount includes $35,816 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

98 :: ProFund VP Small-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$28.69	$22.82		$18.53	$28.38	$32.53

Investment Activities:
Net investment income (loss)(a)	(0.30)	(0.13)		(0.20)	(0.26)	(0.42)
Net realized and unrealized gains (losses) on investments	0.67 (b)	5.97		5.03	(9.31)	1.93
Total income (loss) from investment activities	0.37	5.84		4.83	(9.57)	1.51
Capital Transactions:	—	0.03	(c)	—	—	—

Distributions to Shareholders From:
Net realized gains on investments	(0.06)	—		(0.54)	(0.28)	(5.66)

Net Asset Value, End of Period	$29.00	$28.69		$22.82	$18.53	$28.38

Total Return	1.28%	25.72	%(c)	26.17%	(34.03)%	4.06%

Ratios to Average Net Assets:
Gross expenses	1.86%	1.87%		1.91%	1.84%	1.73%
Net expenses	1.68%	1.68%		1.67%	1.63%	1.67%
Net investment income (loss)	(1.00)%	(0.51)%		(1.06)%	(1.05)%	(1.26)%

Supplemental Data:
Net assets, end of period (000’s)	$39,514	$59,360		$40,211	$25,418	$39,499
Portfolio turnover rate(d)	310%	351%		308%	398%	454%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would be lower.

(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Asia 30 :: 99

ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -27.00%. For the same period, the Index had a total return of -26.88%(1) and a volatility of 32.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Asia 30	-27.00%	-1.41%	7.40%
ProFunds Asia 30 Index	-26.88%	-1.33%	7.72%
MSCI AC Asia Pacific Free Excluding Japan Index	-15.38%	2.92%	11.78%

Expense Ratios**

Fund	Gross	Net
ProFund VP Asia 30	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BHP Billiton, Ltd.	5.9%
PetroChina Co., Ltd.	5.8%
China Unicom, Ltd.	5.6%
Melco Crown Entertainment, Ltd.	5.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%

ProFunds Asia 30 Index — Composition

Industry Breakdown	% of Index
Communications	30%
Basic Materials	13%
Energy	13%
Financial	11%
Consumer Cyclical	10%
Other	23%

Country Breakdown
China	42%
Hong Kong	16%
India	15%
South Korea	14%
Taiwan	7%
Australia	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)	The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region of the country of Japan.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

100 :: ProFund VP Asia 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (100.0%)

	Shares	Value
AU Optronics Corp.ADR (Electronics)	157,584	$680,763
Baidu, Inc.ADR* (Internet)	13,467	1,568,501
BHP Billiton, Ltd.ADR (Mining)	33,165	2,342,444
China Life Insurance Co., Ltd.ADR (Insurance)	47,838	1,768,571
China Mobile, Ltd.ADR (Telecommunications)	40,200	1,949,298
China Unicom, Ltd.ADR (Telecommunications)	104,721	2,212,755
CNOOC, Ltd.ADR (Oil & Gas)	10,653	1,860,866
Ctrip.com International, Ltd.ADR* (Internet)	32,160	752,544
Focus Media Holding, Ltd.ADR* (Advertising)	58,692	1,143,907
HDFC Bank, Ltd.ADR (Banks)	53,265	1,399,804
Home Inns & Hotels Management, Inc.ADR* (Lodging)	42,210	1,089,018
ICICI Bank, Ltd.ADR (Banks)	39,396	1,041,236
Infosys Technologies, Ltd.ADR (Computers)	32,361	1,662,708
JA Solar Holdings Co., Ltd.ADR (Energy-Alternate Sources)	171,453	229,747
KT Corp.ADR* (Telecommunications)	91,455	1,430,356
LDK Solar Co., Ltd.ADR* (Energy-Alternate Sources)	116,781	489,312
LG. Philips LCD Co., Ltd.ADR (Electronics)	95,475	1,005,352
Melco Crown Entertainment, Ltd.ADR* (Lodging)	227,532	2,188,858
Mindray Medical International, Ltd.ADR (Healthcare-Products)	52,260	1,339,946
Netease.com, Inc.ADR* (Internet)	35,979	1,613,658
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	53,064	1,276,189
PetroChina Co., Ltd.ADR (Oil & Gas)	18,492	2,298,741
POSCOADR (Iron/Steel)	25,527	2,095,767
SK Telecom Co., Ltd.ADR (Telecommunications)	75,978	1,034,061
Sterlite Industries (India), Ltd.ADR (Mining)	103,917	720,145
Suntech Power Holdings Co., Ltd.ADR* (Electrical Components & Equipment)	161,805	357,589
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	167,433	2,161,560
Tata Motors, Ltd.ADR (Auto Manufacturers)	54,471	920,560
Trina Solar, Ltd.ADR* (Energy-Alternate Sources)	57,285	382,664
Yingli Green Energy Holding Co., Ltd.ADR* (Electrical Components & Equipment)	127,635	485,013
TOTAL COMMON STOCKS (Cost $25,937,674)		39,501,933

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $41,000	$41,000	$41,000
TOTAL REPURCHASE AGREEMENTS (Cost $41,000)		41,000
TOTAL INVESTMENT SECURITIES (Cost $25,978,674)—100.1%		39,542,933
Net other assets (liabilities)—(0.1)%		(21,861)
NET ASSETS—100.0%		$39,521,072

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$1,143,907	2.9%
Auto Manufacturers	920,560	2.3%
Banks	2,441,040	6.2%
Commercial Services	1,276,189	3.2%
Computers	1,662,708	4.2%
Electrical Components & Equipment	842,602	2.1%
Electronics	1,686,115	4.3%
Energy-Alternate Sources	1,101,723	2.8%
Healthcare-Products	1,339,946	3.4%
Insurance	1,768,571	4.5%
Internet	3,934,703	10.0%
Iron/Steel	2,095,767	5.3%
Lodging	3,277,876	8.3%
Mining	3,062,589	7.7%
Oil & Gas	4,159,607	10.5%
Semiconductors	2,161,560	5.5%
Telecommunications	6,626,470	16.8%
Other**	19,139	NM
Total	$39,521,072	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2011:

	Value	% of Net Assets
Australia	$2,342,444	5.9%
China	16,656,266	42.2%
Hong Kong	6,350,911	16.1%
India	5,744,453	14.5%
South Korea	5,565,536	14.1%
Taiwan	2,842,323	7.2%
Other**	19,139	NM
Total	$39,521,072	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 101

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$25,978,674
Securities, at value	39,501,933
Repurchase agreements, at value	41,000
Total Investment Securities, at value	39,542,933
Cash	277
Dividends receivable	90,879
Receivable for capital shares issued	387,642
Prepaid expenses	293
TOTAL ASSETS	40,022,024

LIABILITIES:
Payable for capital shares redeemed	4,686
Payable for investments purchased	393,133
Advisory fees payable	18,293
Management services fees payable	2,439
Administration fees payable	1,622
Administrative services fees payable	17,403
Distribution fees payable	17,056
Trustee fees payable	3
Transfer agency fees payable	2,616
Fund accounting fees payable	3,620
Compliance services fees payable	346
Other accrued expenses	39,735
TOTAL LIABILITIES	500,952
NET ASSETS	$39,521,072

NET ASSETS CONSIST OF:
Capital	$37,265,562
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(11,308,749)
Net unrealized appreciation (depreciation) on investments	13,564,259
NET ASSETS	$39,521,072

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	936,711
Net Asset Value (offering and redemption price per share)	$42.19

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,065,855
Interest	45
Foreign tax withholding	(126,339)
TOTAL INVESTMENT INCOME	939,561

EXPENSES:
Advisory fees	513,541
Management services fees	68,472
Administration fees	29,562
Transfer agency fees	43,516
Administrative services fees	188,015
Distribution fees	171,180
Custody fees	37,969
Fund accounting fees	59,079
Trustee fees	1,526
Compliance services fees	734
Other fees	104,330
Total Gross Expenses before reductions	1,217,924
Less Expenses reduced by the Advisor	(67,591)
TOTAL NET EXPENSES	1,150,333
NET INVESTMENT INCOME (LOSS)	(210,772)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,839,670
Change in net unrealized appreciation/depreciation on investments	(20,835,022)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(18,995,352)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,206,124)

See accompanying notes to the financial statements.

102 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(210,772)	$26,280
Net realized gains (losses) on investments	1,839,670	17,742,326
Change in net unrealized appreciation/depreciation on investments	(20,835,022)	(12,227,584)
Change in net assets resulting from operations	(19,206,124)	5,541,022
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,280)	(72,405)
Net realized gains on investments	(4,423,387)	—
Change in net assets resulting from distributions	(4,449,667)	(72,405)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	60,163,280	151,009,723
Dividends reinvested	4,449,667	72,405
Value of shares redeemed	(100,759,808)	(174,074,537)
Change in net assets resulting from capital transactions	(36,146,861)	(22,992,409)
Change in net assets	(59,802,652)	(17,523,792)
NET ASSETS:
Beginning of period	99,323,724	116,847,516
End of period	$39,521,072	$99,323,724
Accumulated net investment income (loss)	$—	$26,280
SHARE TRANSACTIONS:
Issued	1,123,107	2,648,281
Reinvested	74,397	1,351
Redeemed	(1,885,747)	(3,200,589)
Change in shares	(688,243)	(550,957)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 103

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$61.12	$53.70	$39.35	$90.97	$61.61

Investment Activities:
Net investment income (loss)(a)	(0.17)	0.02	0.04	0.52	0.32
Net realized and unrealized gains (losses) on investments	(15.32)	7.44	21.02	(44.39)	29.10
Total income (loss) from investment activities	(15.49)	7.46	21.06	(43.87)	29.42

Distributions to Shareholders From:
Net investment income	(0.02)	(0.04)	(0.47)	(0.58)	(0.06)
Net realized gains on investments	(3.42)	—	(6.24)	(7.17)	—
Total distributions	(3.44)	(0.04)	(6.71)	(7.75)	(0.06)

Net Asset Value, End of Period	$42.19	$61.12	$53.70	$39.35	$90.97

Total Return	(27.00)%	13.91%	54.20%	(50.82)%	47.74%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.74%	1.78%	1.69%	1.65%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.60%
Net investment income (loss)	(0.31)%	0.03%	0.08%	0.76%	0.42%

Supplemental Data:
Net assets, end of period (000’s)	$39,521	$99,324	$116,848	$57,071	$257,274
Portfolio turnover rate(b)	50%	158%	191%	177%	214%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

104 :: ProFund VP Europe 30 :: Management Discussion of Fund Performance

ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index(1) (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -8.88%. For the same period, the Index had a price return of -11.25%(2) and a volatility of 31.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. Dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2011, the Fund invested in futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Europe 30	-8.88%	-4.51%	1.73%
ProFunds Europe 30 Index	-11.25%	-5.84%	0.90%
Dow Jones STOXX 50 Index	-19.74%	-11.14%	-1.11%

Expense Ratios**

Fund	Gross	Net
ProFund VP Europe 30	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Futures Contracts	6%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC - Class A	5.0%
BHP Billiton PLC	4.8%
Vodafone Group PLC	4.8%
HSBC Holdings PLC	4.5%
BP PLC	3.9%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Consumer Non-Cyclical	23%
Energy	22%
Communications	13%
Technology	12%
Basic Materials	11%
Other	19%

Country Breakdown
United Kingdom	41%
Netherlands	16%
Germany	8%
France	7%
Spain	6%
Other	22%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

Prior to September 4, 2001, Europe 30 ProFund was named “UltraEurope ProFund” and sought daily investment results, that corresponded to twice (2x) the daily performance of the ProFunds Europe Index (PEI). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the Deutsche Aktienindex and the CAC-40.

(2)

The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(4)

The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Europe 30 :: 105

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (94.1%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	11,968	$729,928
ArcelorMittalNYS (Iron/Steel)	22,032	400,762
ARM Holdings PLCADR (Semiconductors)	31,008	857,991
ASML Holding N.V.NYS (Semiconductors)	17,408	727,480
AstraZeneca PLCADR (Pharmaceuticals)	12,784	591,771
Banco Santander S.A.ADR (Banks)	82,144	617,723
Barclays PLCADR (Banks)	42,160	463,338
BHP Billiton PLCADR (Mining)	18,224	1,064,099
BP PLCADR (Oil & Gas)	20,400	871,896
Diageo PLCADR (Beverages)	7,616	665,791
Eni SpAADR (Oil & Gas)	10,336	426,567
Ensco PLCADR (Oil & Gas)	10,880	510,490
GlaxoSmithKline PLCADR (Pharmaceuticals)	15,776	719,859
HSBC Holdings PLCADR (Banks)	25,840	984,504
ING Groep N.V.ADR* (Insurance)	36,448	261,332
Koninklijke Phillips Electronics N.V.NYS (Electronics)	20,944	438,777
Nokia, Corp.ADR (Telecommunications)	66,096	318,583
Rio Tinto PLCADR (Mining)	17,136	838,293
Royal Dutch Shell PLC—Class AADR (Oil & Gas)	15,232	1,113,307
Sanofi-AventisADR (Pharmaceuticals)	18,496	675,844
SAP AGADR (Software)	15,776	835,339
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	6,256	649,999
Siemens AGADR (Miscellaneous Manufacturing)	8,704	832,190
Statoil ASAADR (Oil & Gas)	27,472	703,558
Telefonaktiebolaget LM EricssonADR (Telecommunications)	63,648	644,754
Telefonica S.A.ADR (Telecommunications)	41,616	715,379
Tenaris S.A.ADR (Metal Fabricate/Hardware)	14,416	535,987
Total S.A.ADR (Oil & Gas)	16,320	834,115
Unilever N.V.NYS (Food)	20,400	701,148
Vodafone Group PLCADR (Telecommunications)	37,536	1,052,134
TOTAL COMMON STOCKS (Cost $15,399,301)		20,782,938

Repurchase Agreements(a) (5.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $1,204,000	$1,204,000	$1,204,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,204,000)		1,204,000
TOTAL INVESTMENT SECURITIES (Cost $16,603,301)—99.5%		21,986,938
Net other assets (liabilities)—0.5%		106,294
NET ASSETS—100.0%		$22,093,232

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,377,200)	22	$23,886

ProFund VP Europe 30 invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Banks	$2,065,565	9.3%
Beverages	1,395,719	6.3%
Electronics	438,777	2.0%
Food	701,148	3.2%
Insurance	261,332	1.2%
Iron/Steel	400,762	1.8%
Metal Fabricate/Hardware	535,987	2.4%
Mining	1,902,392	8.6%
Miscellaneous Manufacturing	832,190	3.8%
Oil & Gas	4,459,933	20.2%
Pharmaceuticals	2,637,473	11.9%
Semiconductors	1,585,471	7.2%
Software	835,339	3.8%
Telecommunications	2,730,850	12.4%
Other**	1,310,294	5.9%
Total	$22,093,232	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2011:

	Value	% of Net Assets
Belgium	$729,928	3.3%
Finland	318,583	1.4%
France	1,509,959	6.9%
Germany	1,667,529	7.6%
Ireland	649,999	2.9%
Italy	426,567	1.9%
Luxembourg	936,749	4.2%
Netherlands	3,242,044	14.7%
Norway	703,558	3.2%
Spain	1,333,102	6.0%
Sweden	644,754	2.9%
United Kingdom	8,620,166	39.1%
Other**	1,310,294	5.9%
Total	$22,093,232	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

106 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$16,603,301
Securities, at value	20,782,938
Repurchase agreements, at value	1,204,000
Total Investment Securities, at value	21,986,938
Cash	712
Segregated cash balances with brokers	106,645
Dividends and interest receivable	85,748
Prepaid expenses	187
TOTAL ASSETS	22,180,230

LIABILITIES:
Payable for capital shares redeemed	16,317
Variation margin on futures contracts	5,775
Advisory fees payable	3,169
Management services fees payable	423
Administration fees payable	939
Administrative services fees payable	11,248
Distribution fees payable	9,891
Trustee fees payable	2
Transfer agency fees payable	1,515
Fund accounting fees payable	2,096
Compliance services fees payable	184
Other accrued expenses	35,439
TOTAL LIABILITIES	86,998
NET ASSETS	$22,093,232

NET ASSETS CONSIST OF:
Capital	$31,946,175
Accumulated net investment income (loss)	810,929
Accumulated net realized gains (losses) on investments	(16,071,395)
Net unrealized appreciation (depreciation) on investments	5,407,523
NET ASSETS	$22,093,232

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,150,373
Net Asset Value (offering and redemption price per share)	$19.21

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,711,958
Interest	209
Foreign tax withholding	(213,165)
TOTAL INVESTMENT INCOME	1,499,002

EXPENSES:
Advisory fees	307,175
Management services fees	40,956
Administration fees	17,516
Transfer agency fees	25,774
Administrative services fees	122,691
Distribution fees	102,392
Custody fees	8,359
Fund accounting fees	34,998
Trustee fees	911
Compliance services fees	407
Printing fees	46,222
Other fees	26,987
Total Gross Expenses before reductions	734,388
Less Expenses reduced by the Advisor	(46,315)
TOTAL NET EXPENSES	688,073
NET INVESTMENT INCOME (LOSS)	810,929

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,376,784)
Net realized gains (losses) on futures contracts	95,943
Change in net unrealized appreciation/depreciation on investments	(4,610,972)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(5,891,813)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,080,884)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 107

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$810,929	$429,486
Net realized gains (losses) on investments	(1,280,841)	3,711,963
Change in net unrealized appreciation/depreciation on investments	(4,610,972)	(5,963,084)
Change in net assets resulting from operations	(5,080,884)	(1,821,635)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(429,485)	(807,118)
Change in net assets resulting from distributions	(429,485)	(807,118)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	64,478,773	75,031,502
Dividends reinvested	429,485	807,118
Value of shares redeemed	(85,574,908)	(87,555,070)
Change in net assets resulting from capital transactions	(20,666,650)	(11,716,450)
Change in net assets	(26,177,019)	(14,345,203)
NET ASSETS:
Beginning of period	48,270,251	62,615,454
End of period	$22,093,232	$48,270,251
Accumulated net investment income (loss)	$810,929	$429,485
SHARE TRANSACTIONS:
Issued	2,939,049	3,750,046
Reinvested	18,804	39,476
Redeemed	(4,076,424)	(4,494,054)
Change in shares	(1,118,571)	(704,532)

See accompanying notes to the financial statements.

108 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$21.27	$21.06	$16.32	$35.53	$31.99

Investment Activities:
Net investment income (loss)(a)	0.43	0.19	0.27	0.60	0.31
Net realized and unrealized gains (losses) on investments	(2.29)	0.35 (b)	4.99	(14.76)	4.33
Total income (loss) from investment activities	(1.86)	0.54	5.26	(14.16)	4.64

Distributions to Shareholders From:
Net investment income	(0.20)	(0.33)	(0.52)	(0.63)	(0.78)
Net realized gains on investments	—	—	—	(4.42)	(0.32)
Total distributions	(0.20)	(0.33)	(0.52)	(5.05)	(1.10)

Net Asset Value, End of Period	$19.21	$21.27	$21.06	$16.32	$35.53

Total Return	(8.88)%	2.63%	32.30%	(44.00)%	14.58%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.71%	1.78%	1.70%	1.66%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.61%
Net investment income (loss)	1.98%	0.95%	1.48%	2.12%	0.88%

Supplemental Data:
Net assets, end of period (000’s)	$22,093	$48,270	$62,615	$31,407	$131,721
Portfolio turnover rate(c)	116%	180%	150%	160%	280%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP International :: 109

ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2011, the Fund had a total return of -14.34%. For the same period, the Index had a total return of -11.73%(1) and a volatility of 23.25%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP International from August 31, 2007 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Since Inception
ProFund VP International	-14.34%	-9.32%
MSCI EAFE Index	-11.73%	-6.53%

Expense Ratios**

Fund	Gross	Net
ProFund VP International	1.70%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	21%
Industrials	12%
Consumer Staples	12%
Materials	10%
Consumer Discretionary	10%
Other	35%

Country Breakdown
United Kingdom	23%
Japan	22%
France	9%
Switzerland	9%
Australia	8%
Other	29%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded MSCI EAFE futures contract.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

110 :: ProFund VP International :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (100.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $5,686,000	$5,686,000	$5,686,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,686,000)		5,686,000
TOTAL INVESTMENT SECURITIES (Cost $5,686,000)—100.0%		5,686,000
Net other assets (liabilities)—NM		(286)
NET ASSETS—100.0%		$5,685,714

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $852,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase

NM	Not Meaningful, amount is less than 0.05%.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$3,391,014	$9,780
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	2,298,418	6,162
		$15,942

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP International :: 111

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$5,686,000
Repurchase agreements, at value	5,686,000
Total Investment Securities, at value	5,686,000
Cash	92
Segregated cash balances with custodian	50
Unrealized gain on swap agreements	15,942
Receivable for capital shares issued	2,112
Prepaid expenses	70
TOTAL ASSETS	5,704,266

LIABILITIES:
Payable for capital shares redeemed	2,386
Advisory fees payable	680
Management services fees payable	91
Administration fees payable	229
Administrative services fees payable	3,333
Distribution fees payable	3,410
Transfer agency fees payable	369
Fund accounting fees payable	511
Compliance services fees payable	46
Other accrued expenses	7,497
TOTAL LIABILITIES	18,552
NET ASSETS	$5,685,714

NET ASSETS CONSIST OF:
Capital	$8,937,333
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(3,267,561)
Net unrealized appreciation (depreciation) on investments	15,942
NET ASSETS	$5,685,714

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	305,118
Net Asset Value (offering and redemption price per share)	$18.63

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$5,960

EXPENSES:
Advisory fees	105,007
Management services fees	14,001
Administration fees	5,934
Transfer agency fees	8,630
Administrative services fees	33,492
Distribution fees	35,003
Custody fees	7,427
Fund accounting fees	11,617
Trustee fees	302
Compliance services fees	142
Other fees	22,066
Total Gross Expenses before reductions	243,621
Less Expenses reduced by the Advisor	(12,064)
TOTAL NET EXPENSES	231,557
NET INVESTMENT INCOME (LOSS)	(225,597)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(9,819)
Net realized gains (losses) on futures contracts	76,237
Net realized gains (losses) on swap agreements	(2,208,270)
Change in net unrealized appreciation/depreciation on investments	(213,262)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,355,114)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,580,711)

See accompanying notes to the financial statements.

112 :: ProFund VP International :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(225,597)	$(178,451)
Net realized gains (losses) on investments	(2,141,852)	(1,091,058)
Change in net unrealized appreciation/depreciation on investments	(213,262)	256,142
Change in net assets resulting from operations	(2,580,711)	(1,013,367)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(577,242)
Change in net assets resulting from distributions	—	(577,242)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,377,893	39,853,674
Dividends reinvested	—	577,242
Value of shares redeemed	(32,519,041)	(31,591,668)
Change in net assets resulting from capital transactions	(12,141,148)	8,839,248
Change in net assets	(14,721,859)	7,248,639
NET ASSETS:
Beginning of period	20,407,573	13,158,934
End of period	$5,685,714	$20,407,573
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	931,031	1,955,505
Reinvested	—	28,733
Redeemed	(1,563,689)	(1,671,506)
Change in shares	(632,658)	312,732

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP International :: 113

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$21.76	$21.05	$16.89		$30.68	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.35)	(0.32)	(0.32)		0.04	0.30
Net realized and unrealized gains (losses) on investments	(2.78)	1.89 (c)	4.38		(13.60)	0.38
Total income (loss) from investment activities	(3.13)	1.57	4.06		(13.56)	0.68
Capital Transactions:	—	—	0.10	(d)	—	—

Distributions to Shareholders From:
Net investment income	—	—	—	(e)	(0.23)	—
Net realized gains on investments	—	(0.86)	—		—	—
Total distributions	—	(0.86)	—	(e)	(0.23)	—

Net Asset Value, End of Period	$18.63	$21.76	$21.05		$16.89	$30.68

Total Return	(14.34)%	7.80%	24.65	%(d)	(44.40)%	2.27	%(f)

Ratios to Average Net Assets:
Gross expenses(g)	1.74%	1.70%	1.69%		1.87%	1.76%
Net expenses(g)	1.65%	1.68%	1.68%		1.63%	1.63%
Net investment income (loss)(g)	(1.61)%	(1.58)%	(1.62)%		0.19%	2.95%

Supplemental Data:
Net assets, end of period (000’s)	$5,686	$20,408	$13,159		$1,018	$483
Portfolio turnover rate(h)	—	—	—		—	—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)

The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(e)	Amount is less than $0.005.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

114 :: ProFund VP Emerging Markets :: Management Discussion of Fund Performance

ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -19.70%. For the same period, the Index had a total return of -18.25%(1) and a volatility of 27.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from August 31, 2007 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Since Inception
ProFund VP Emerging Markets	-19.70%	-4.05%
Bank of New York Mellon Emerging Markets 50 ADR Index	-18.25%	-2.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP Emerging Markets	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	8%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.7%
China Mobile, Ltd.	5.4%
Petroleo Brasileiro S.A.	5.3%
America Movil S.A.B. de C.V.	4.6%
Vale S.A.	4.4%

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition

Industry Breakdown	% of Index
Basic Materials	21%
Communications	20%
Energy	20%
Financial	16%
Technology	11%
Other	12%

Country Breakdown
Brazil	37%
China	20%
Taiwan	10%
Mexico	9%
Other	24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Emerging Markets :: 115

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (68.9%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.—Series EADR (Semiconductors)	18,849	$81,805
America Movil S.A.B. de C.V.ADR (Telecommunications)	33,672	760,987
AngloGold Ashanti, Ltd.ADR (Mining)	6,588	279,661
Baidu, Inc.ADR* (Internet)	2,379	277,082
BRF-Brazil Foods S.A.ADR (Food)	11,712	228,970
Cemex S.A.B. de C.V.ADR* (Building Materials)	17,751	95,678
China Life Insurance Co., Ltd.ADR (Insurance)	8,601	317,979
China Mobile, Ltd.ADR (Telecommunications)	18,300	887,367
China Petroleum and Chemical Corp.ADR (Oil & Gas)	2,928	307,586
China Telecom Corp., Ltd.ADR (Telecommunications)	2,379	135,912
China Unicom, Ltd.ADR (Telecommunications)	8,235	174,006
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	6,771	225,339
CNOOC, Ltd.ADR (Oil & Gas)	2,562	447,530
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	4,209	121,514
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	13,725	112,270
Companhia Vale Do Rio DoceADR (Mining)	22,875	490,669
Compania de Minas Buenaventura S.A.ADR (Mining)	2,745	105,243
Ecopetrol S.A.ADR (Oil & Gas)	3,660	162,943
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	1,830	81,161
Enersis S.A.ADR (Electric)	4,575	80,657
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	3,294	229,625
Gold Fields, Ltd.ADR (Mining)	12,627	192,562
Grupo Televisa S.A.ADR (Media)	9,882	208,115
Harmony Gold Mining Co., Ltd.ADR (Mining)	6,222	72,424
HDFC Bank, Ltd.ADR (Banks)	9,882	259,699
ICICI Bank, Ltd.ADR (Banks)	7,503	198,304
Infosys Technologies, Ltd.ADR (Computers)	8,418	432,517
KB Financial Group, Inc.ADR* (Diversified Financial Services)	6,771	212,203
Korea Electric Power Corp.ADR* (Electric)	9,150	100,467
Mobile TeleSystemsADR (Telecommunications)	8,967	131,636
PetroChina Co., Ltd.ADR (Oil & Gas)	3,660	454,975
Petroleo Brasileiro S.A.ADR (Oil & Gas)	28,731	713,965
POSCOADR (Iron/Steel)	4,758	390,632
PT Telekomunikasi IndonesiaADR (Telecommunications)	4,209	129,385
Sasol, Ltd.ADR (Oil & Gas)	8,601	407,687
Shinhan Financial Group Co., Ltd.ADR* (Diversified Financial Services)	3,843	262,131
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,647	88,691
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	85,095	1,098,576
Tata Motors, Ltd.ADR (Auto Manufacturers)	6,039	102,059
Ultrapar Participacoes S.A.ADR (Chemicals)	7,137	122,756
United Microelectronics Corp.ADR (Semiconductors)	45,384	97,122
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	3,477	73,747
TOTAL COMMON STOCKS (Cost $11,386,321)		11,353,637

Preferred Stocks (22.9%)

Banco Bradesco S.A. (Banks)	33,489	558,596
Companhia de Bebidas das Americas (AmBev) (Beverages)	13,908	501,940
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	6,771	120,456
Gerdau S.A. (Iron/Steel)	15,555	121,485
Itau Unibanco Holding S.A. (Banks)	38,979	723,450
Petroleo Brasileiro S.A. (Oil & Gas)	37,149	872,630
Telefonica Brasil S.A. (Telecommunications)	5,124	140,039
Vale S.A. (Mining)	35,502	731,341
TOTAL PREFERRED STOCKS (Cost $3,860,358)		3,769,937

Repurchase Agreements(a)(b) (8.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $1,334,000	$1,334,000	$1,334,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,334,000)		1,334,000
TOTAL INVESTMENT SECURITIES (Cost $16,580,679)—99.9%		16,457,574
Net other assets (liabilities)—0.1%		19,793
NET ASSETS—100.0%		$16,477,367

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $536,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$665,144	$(2,665)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	681,974	(3,735)
		$(6,400)

See accompanying notes to the financial statements.

116 :: ProFund VP Emerging Markets :: Financial Statements

ProFund VP Emerging Markets invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Auto Manufacturers	$102,059	0.6%
Banks	1,740,049	10.6%
Beverages	853,079	5.2%
Building Materials	95,678	0.6%
Chemicals	211,447	1.3%
Coal	73,747	0.4%
Computers	432,517	2.6%
Diversified Financial Services	474,334	2.9%
Electric	382,741	2.3%
Food	228,970	1.4%
Insurance	317,979	1.9%
Internet	277,082	1.7%
Iron/Steel	624,387	3.8%
Media	208,115	1.3%
Mining	1,871,900	11.4%
Oil & Gas	3,367,316	20.3%
Semiconductors	1,277,503	7.8%
Telecommunications	2,584,671	15.7%
Other**	1,353,793	8.2%
Total	$16,477,367	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of December 31, 2011:

	Value	% of Net Assets
Brazil	$5,560,081	33.7%
Chile	250,509	1.5%
China	3,076,184	18.6%
Colombia	162,943	1.0%
India	992,579	6.0%
Indonesia	129,385	0.8%
Mexico	1,294,405	7.9%
Peru	105,243	0.6%
Russia	131,636	0.8%
South Africa	952,334	5.8%
South Korea	965,433	5.9%
Taiwan	1,502,842	9.2%
Other**	1,353,793	8.2%
Total	$16,477,367	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 117

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$16,580,679
Securities, at value	15,123,574
Repurchase agreements, at value	1,334,000
Total Investment Securities, at value	16,457,574
Cash	406
Dividends and interest receivable	32,389
Receivable for capital shares issued	45,810
Prepaid expenses	145
TOTAL ASSETS	16,536,324

LIABILITIES:
Payable for capital shares redeemed	4,589
Unrealized loss on swap agreements	6,400
Advisory fees payable	6,622
Management services fees payable	883
Administration fees payable	668
Administrative services fees payable	10,015
Distribution fees payable	10,471
Trustee fees payable	1
Transfer agency fees payable	1,076
Fund accounting fees payable	1,489
Compliance services fees payable	128
Other accrued expenses	16,615
TOTAL LIABILITIES	58,957
NET ASSETS	$16,477,367

NET ASSETS CONSIST OF:
Capital	$20,185,391
Accumulated net investment income (loss)	206,621
Accumulated net realized gains (losses) on investments	(3,785,140)
Net unrealized appreciation (depreciation) on investments	(129,505)
NET ASSETS	$16,477,367

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	676,285
Net Asset Value (offering and redemption price per share)	$24.36

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$755,830
Interest	2,327
Foreign tax withholding	(88,287)
TOTAL INVESTMENT INCOME	669,870

EXPENSES:
Advisory fees	211,687
Management services fees	28,225
Administration fees	12,172
Transfer agency fees	17,781
Administrative services fees	68,427
Distribution fees	70,562
Custody fees	8,390
Fund accounting fees	24,296
Trustee fees	606
Compliance services fees	273
Other fees	46,931
Total Gross Expenses before reductions	489,350
Less Expenses reduced by the Advisor	(26,101)
TOTAL NET EXPENSES	463,249
NET INVESTMENT INCOME (LOSS)	206,621

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,150,922)
Net realized gains (losses) on swap agreements	(465,566)
Change in net unrealized appreciation/depreciation on investments	(4,240,376)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,856,864)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,650,243)

See accompanying notes to the financial statements.

118  :: ProFund VP Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$206,621	$(26,118)
Net realized gains (losses) on investments	(2,616,488)	(1,168,653)
Change in net unrealized appreciation/depreciation on investments	(4,240,376)	3,559,673
Change in net assets resulting from operations	(6,650,243)	2,364,902
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(474,549)
Change in net assets resulting from distributions	—	(474,549)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	44,907,124	80,076,104
Dividends reinvested	—	474,549
Value of shares redeemed	(73,614,850)	(65,477,393)
Change in net assets resulting from capital transactions	(28,707,726)	15,073,260
Change in net assets	(35,357,969)	16,963,613
NET ASSETS:
Beginning of period	51,835,336	34,871,723
End of period	$16,477,367	$51,835,336
Accumulated net investment income (loss)	$206,621	$—
SHARE TRANSACTIONS:
Issued	1,624,959	2,902,962
Reinvested	—	17,524
Redeemed	(2,656,853)	(2,452,011)
Change in shares	(1,031,894)	468,475

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Emerging Markets :: 119

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$30.35	$28.13	$17.34		$35.13	$30.00

Investment Activities:
Net investment income (loss)(b)	0.21	(0.02)	(0.33)		0.10	0.35
Net realized and unrealized gains (losses) on investments	(6.20)	2.71	11.14		(17.62)	4.78
Total income (loss) from investment activities	(5.99)	2.69	10.81		(17.52)	5.13

Distributions to Shareholders From:
Net investment income	—	—	(0.02)		(0.26)	—
Net realized gains on investments	—	(0.47)	—		(0.01)	—
Total distributions	—	(0.47)	(0.02)		(0.27)	—

Net Asset Value, End of Period	$24.36	$30.35	$28.13		$17.34	$35.13

Total Return	(19.70)%	9.77%	62.36%		(50.09)%	17.07	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.73%	1.68%	1.70%		1.68%	1.68%
Net expenses(d)	1.64%	1.68%	1.68%		1.63%	1.63%
Net investment income (loss)(d)	0.73%	(0.08)%	(1.36)%		0.34%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$16,477	$51,835	$34,872		$4,310	$3,325
Portfolio turnover rate(e)	32%	35%	7	%(f)	—	—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate changed from prior period due to a change in investment strategies that includes the purchase of equity securities.

See accompanying notes to the financial statements.

120 :: ProFund VP Japan :: Management Discussion of Fund Performance

ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2011, the Fund had a total return of -18.54%. For the same period, the Index had a total return of -10.45%, as measured in unhedged U.S. Dollar terms, or -15.65% in local (Japanese Yen) terms(1) and a volatility of 23.78%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the daily return of the Index. The Index is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

During the year ended December 31, 2011, the Fund invested in futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Japan	-18.54%	-14.86%	-3.60%
Nikkei 225 Stock Average - USD	-10.45%	-3.77%	3.32%
Nikkei 225 Stock Average - Yen	-15.65%	-11.80%	-1.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Japan	1.77%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrial	27%
Consumer Cyclical	25%
Consumer Non-Cyclical	18%
Technology	9%
Communications	8%
Other	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Japan :: 121

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a) (88.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $6,484,000	$6,484,000	$6,484,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,484,000)		6,484,000
TOTAL INVESTMENT SECURITIES (Cost $6,484,000)—88.9%		6,484,000
Net other assets (liabilities)—11.1%		807,196
NET ASSETS—100.0%		$7,291,196

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contract expiring 3/9/12 (Underlying notional amount at value $7,300,600)	173	$(192,112)

See accompanying notes to the financial statements.

122 :: ProFund VP Japan :: Financial Statements

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$6,484,000
Repurchase agreements, at value	6,484,000
Total Investment Securities, at value	6,484,000
Cash	208
Segregated cash balances with brokers	836,888
Receivable for capital shares issued	11,457
Prepaid expenses	39
TOTAL ASSETS	7,332,592

LIABILITIES:
Variation margin on futures contracts	12,975
Advisory fees payable	11,058
Management services fees payable	1,474
Administration fees payable	316
Administrative services fees payable	3,539
Distribution fees payable	2,610
Trustee fees payable	1
Transfer agency fees payable	509
Fund accounting fees payable	704
Compliance services fees payable	51
Other accrued expenses	8,159
TOTAL LIABILITIES	41,396
NET ASSETS	$7,291,196

NET ASSETS CONSIST OF:
Capital	$24,711,400
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(17,228,092)
Net unrealized appreciation (depreciation) on investments	(192,112)
NET ASSETS	$7,291,196

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	702,907

Net Asset Value (offering and redemption price per share)	$10.37

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$3,134

EXPENSES:
Advisory fees	69,911
Management services fees	9,321
Administration fees	4,031
Transfer agency fees	5,972
Administrative services fees	31,288
Distribution fees	23,303
Custody fees	2,496
Fund accounting fees	8,088
Trustee fees	209
Compliance services fees	91
Printing fees	25,216
Other fees	6,224
Total Gross Expenses before reductions	186,150
Less Expenses reduced by the Advisor	(29,551)
TOTAL NET EXPENSES	156,599
NET INVESTMENT INCOME (LOSS)	(153,465)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(5,645)
Net realized gains (losses) on futures contracts	(2,288,236)
Change in net unrealized appreciation/depreciation on investments	(149,792)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,443,673)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,597,138)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 123

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(153,465)	$(188,483)
Net realized gains (losses) on investments	(2,293,881)	(157,805)
Change in net unrealized appreciation/depreciation on investments	(149,792)	(783,173)
Change in net assets resulting from operations	(2,597,138)	(1,129,461)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,291,619	43,184,308
Value of shares redeemed	(42,387,613)	(44,566,126)
Change in net assets resulting from capital transactions	(2,095,994)	(1,381,818)
Change in net assets	(4,693,132)	(2,511,279)
NET ASSETS:
Beginning of period	11,984,328	14,495,607
End of period	$7,291,196	$11,984,328
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	3,435,680	3,413,892
Redeemed	(3,673,984)	(3,536,987)
Change in shares	(238,304)	(123,095)

See accompanying notes to the financial statements.

124 :: ProFund VP Japan :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$12.73	$13.62	$12.41	$24.18	$28.59

Investment Activities:
Net investment income (loss)(a)	(0.19)	(0.20)	(0.20)	0.09	0.98
Net realized and unrealized gains (losses) on investments	(2.17)	(0.69)	1.48	(9.30)	(3.76)
Total income (loss) from investment activities	(2.36)	(0.89)	1.28	(9.21)	(2.78)

Distributions to Shareholders From:
Net investment income	—	—	(0.07)	(2.56)	(1.63)

Net Asset Value, End of Period	$10.37	$12.73	$13.62	$12.41	$24.18

Total Return	(18.54)%	(6.53)%	10.33%	(40.84)%	(9.99)%

Ratios to Average Net Assets:
Gross expenses	2.00%	1.77%	1.80%	1.72%	1.68%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(1.65)%	(1.58)%	(1.59)%	0.46%	3.44%

Supplemental Data:
Net assets, end of period (000’s)	$7,291	$11,984	$14,496	$11,393	$25,102
Portfolio turnover rate(b)	—	—	—	—	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraBull :: 125

ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500® (the “Index”). Prior to May 1, 2003, ProFund VP UltraBull was named “ProFund VP Bull Plus” and sought daily investment results, before fees and expenses, which corresponded to 150% of the daily performance of the S&P 500 Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -4.83%. For the same period, the Index had a total return of 2.09%(1) and a volatility of 23.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted Index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP UltraBull	-4.83%	-11.17%	-2.21%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraBull	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	27%
Futures Contracts	20%
Swap Agreements	151%
Total Exposure	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.0%
Apple Computer, Inc.	0.9%
International Business Machines Corp.	0.5%
Chevron Corp.	0.5%
Microsoft Corp.	0.5%

S&P 500 Index — Composition

% of Index
Consumer Non-Cyclical	23%
Financial	14%
Technology	14%
Energy	12%
Industrial	11%
Communications	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

126 :: ProFund VP UltraBull :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (26.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	440	$35,961
Abbott Laboratories (Pharmaceuticals)	984	55,330
Abercrombie & Fitch Co.—Class A (Retail)	56	2,735
Accenture PLC—Class A (Computers)	408	21,718
ACE, Ltd. (Insurance)	216	15,146
Adobe Systems, Inc.* (Software)	312	8,820
Advanced Micro Devices, Inc.* (Semiconductors)	368	1,987
Aetna, Inc. (Healthcare-Services)	232	9,788
AFLAC, Inc. (Insurance)	296	12,805
Agilent Technologies, Inc.* (Electronics)	216	7,545
AGL Resources, Inc. (Gas)	73	3,077
Air Products & Chemicals, Inc. (Chemicals)	136	11,586
Airgas, Inc. (Chemicals)	40	3,123
Akamai Technologies, Inc.* (Internet)	112	3,615
Alcoa, Inc. (Mining)	672	5,813
Allegheny Technologies, Inc. (Iron/Steel)	64	3,059
Allergan, Inc. (Pharmaceuticals)	192	16,846
Allstate Corp. (Insurance)	320	8,771
Alpha Natural Resources, Inc.* (Coal)	136	2,778
Altera Corp. (Semiconductors)	200	7,420
Altria Group, Inc. (Agriculture)	1,304	38,664
Amazon.com, Inc.* (Internet)	232	40,159
Ameren Corp. (Electric)	152	5,036
American Electric Power, Inc. (Electric)	304	12,558
American Express Co. (Diversified Financial Services)	640	30,189
American International Group, Inc.* (Insurance)	280	6,496
American Tower Corp. (Telecommunications)	248	14,882
Ameriprise Financial, Inc. (Diversified Financial Services)	144	7,148
AmerisourceBergen Corp. (Pharmaceuticals)	160	5,950
Amgen, Inc. (Biotechnology)	504	32,362
Amphenol Corp.—Class A (Electronics)	104	4,721
Anadarko Petroleum Corp. (Oil & Gas)	312	23,815
Analog Devices, Inc. (Semiconductors)	192	6,870
AON Corp. (Insurance)	208	9,734
Apache Corp. (Oil & Gas)	240	21,739
Apartment Investment and Management Co.—Class A (REIT)	80	1,833
Apollo Group, Inc.—Class A* (Commercial Services)	72	3,879
Apple Computer, Inc.* (Computers)	592	239,760
Applied Materials, Inc. (Semiconductors)	824	8,825
Archer-Daniels-Midland Co. (Agriculture)	424	12,126
Assurant, Inc. (Insurance)	56	2,299
AT&T, Inc. (Telecommunications)	3,752	113,460
Autodesk, Inc.* (Software)	144	4,368
Automatic Data Processing, Inc. (Commercial Services)	312	16,851
AutoNation, Inc.* (Retail)	32	1,180
AutoZone, Inc.* (Retail)	16	5,200
AvalonBay Communities, Inc. (REIT)	64	8,358
Avery Dennison Corp. (Household Products/Wares)	64	1,836
Avon Products, Inc. (Cosmetics/Personal Care)	272	4,752
Baker Hughes, Inc. (Oil & Gas Services)	280	13,619
Ball Corp. (Packaging & Containers)	104	3,714
Bank of America Corp. (Banks)	6,416	35,673
Bank of New York Mellon Corp. (Banks)	768	15,291
Bard (C.R.), Inc. (Healthcare-Products)	56	4,788
Baxter International, Inc. (Healthcare-Products)	360	17,813
BB&T Corp. (Banks)	440	11,075
Beam, Inc. (Beverages)	96	4,918
Becton, Dickinson & Co. (Healthcare-Products)	136	10,162
Bed Bath & Beyond, Inc.* (Retail)	152	8,811
Bemis Co., Inc. (Packaging & Containers)	64	1,925
Berkshire Hathaway, Inc.—Class B* (Insurance)	1,112	84,846
Best Buy Co., Inc. (Retail)	184	4,300
Big Lots, Inc.* (Retail)	40	1,510
Biogen Idec, Inc.* (Biotechnology)	152	16,728
BlackRock, Inc. (Diversified Financial Services)	64	11,407
BMC Software, Inc.* (Software)	104	3,409
Boeing Co. (Aerospace/Defense)	472	34,621
BorgWarner, Inc.* (Auto Parts & Equipment)	72	4,589
Boston Properties, Inc. (REIT)	96	9,562
Boston Scientific Corp.* (Healthcare-Products)	936	4,998
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,072	37,777
Broadcom Corp.—Class A (Semiconductors)	304	8,925
Brown-Forman Corp. (Beverages)	64	5,153
C.H. Robinson Worldwide, Inc. (Transportation)	104	7,257
CA, Inc. (Software)	232	4,690
Cablevision Systems Corp. NY—Class A (Media)	136	1,934
Cabot Oil & Gas Corp. (Oil & Gas)	64	4,858
Cameron International Corp.* (Oil & Gas Services)	152	7,477
Campbell Soup Co. (Food)	112	3,723
Capital One Financial Corp. (Banks)	288	12,180
Cardinal Health, Inc. (Pharmaceuticals)	216	8,772
CareFusion Corp.* (Healthcare-Products)	144	3,659
CarMax, Inc.* (Retail)	144	4,389
Carnival Corp.—Class A (Leisure Time)	288	9,400
Caterpillar, Inc. (Machinery-Construction & Mining)	408	36,965
CBRE Group, Inc.—Class A* (Real Estate)	208	3,166
CBS Corp.—Class B (Media)	416	11,290
Celgene Corp.* (Biotechnology)	280	18,928
CenterPoint Energy, Inc. (Gas)	272	5,464
CenturyLink, Inc. (Telecommunications)	392	14,582
Cerner Corp.* (Software)	96	5,880
CF Industries Holdings, Inc. (Chemicals)	40	5,799
Chesapeake Energy Corp. (Oil & Gas)	416	9,273
Chevron Corp. (Oil & Gas)	1,264	134,490
Chipotle Mexican Grill, Inc.* (Retail)	16	5,404
Chubb Corp. (Insurance)	176	12,183
CIGNA Corp. (Healthcare-Services)	184	7,728
Cincinnati Financial Corp. (Insurance)	104	3,168
Cintas Corp. (Textiles)	72	2,506
Cisco Systems, Inc. (Telecommunications)	3,400	61,472
Citigroup, Inc. (Banks)	1,848	48,621
Citrix Systems, Inc.* (Software)	120	7,286
Cliffs Natural Resources, Inc. (Iron/Steel)	88	5,487
Clorox Co. (Household Products/Wares)	80	5,325
CME Group, Inc. (Diversified Financial Services)	40	9,747
CMS Energy Corp. (Electric)	160	3,533
Coach, Inc. (Apparel)	184	11,231
Coca-Cola Co. (Beverages)	1,440	100,757
Coca-Cola Enterprises, Inc. (Beverages)	200	5,156
Cognizant Technology Solutions Corp.* (Computers)	192	12,348
Colgate-Palmolive Co. (Cosmetics/Personal Care)	304	28,087

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 127

Common Stocks, continued

	Shares	Value
Comcast Corp.—Class A (Media)	1,728	$40,971
Comerica, Inc. (Banks)	128	3,302
Computer Sciences Corp. (Computers)	96	2,275
ConAgra Foods, Inc. (Food)	264	6,970
ConocoPhillips (Oil & Gas)	840	61,211
CONSOL Energy, Inc. (Coal)	144	5,285
Consolidated Edison, Inc. (Electric)	184	11,414
Constellation Brands, Inc.* (Beverages)	112	2,315
Constellation Energy Group, Inc. (Electric)	128	5,078
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	104	5,632
Corning, Inc. (Telecommunications)	992	12,876
Costco Wholesale Corp. (Retail)	272	22,663
Coventry Health Care, Inc.* (Healthcare-Services)	88	2,673
Covidien PLC (Healthcare-Products)	304	13,683
CSX Corp. (Transportation)	664	13,984
Cummins, Inc. (Machinery-Diversified)	120	10,562
CVS Caremark Corp. (Retail)	824	33,603
D.R. Horton, Inc. (Home Builders)	176	2,219
Danaher Corp. (Miscellaneous Manufacturing)	360	16,934
Darden Restaurants, Inc. (Retail)	80	3,646
DaVita, Inc.* (Healthcare-Services)	56	4,245
Dean Foods Co.* (Food)	120	1,344
Deere & Co. (Machinery-Diversified)	264	20,420
Dell, Inc.* (Computers)	968	14,162
Denbury Resources, Inc.* (Oil & Gas)	248	3,745
DENTSPLY International, Inc. (Healthcare-Products)	88	3,079
Devon Energy Corp. (Oil & Gas)	256	15,872
DeVry, Inc. (Commercial Services)	40	1,538
Diamond Offshore Drilling, Inc. (Oil & Gas)	48	2,652
DIRECTV—Class A* (Media)	448	19,156
Discover Financial Services (Diversified Financial Services)	344	8,256
Discovery Communications, Inc.—Class A* (Media)	168	6,883
Dollar Tree, Inc.* (Retail)	72	5,984
Dominion Resources, Inc. (Electric)	360	19,109
Dover Corp. (Miscellaneous Manufacturing)	120	6,966
Dr. Pepper Snapple Group, Inc. (Beverages)	136	5,369
DTE Energy Co. (Electric)	104	5,663
Duke Energy Corp. (Electric)	840	18,480
Dun & Bradstreet Corp. (Software)	32	2,395
E*TRADE Financial Corp.* (Diversified Financial Services)	160	1,274
E.I. du Pont de Nemours & Co. (Chemicals)	584	26,735
Eastman Chemical Co. (Chemicals)	88	3,437
Eaton Corp. (Miscellaneous Manufacturing)	208	9,054
eBay, Inc.* (Internet)	728	22,080
Ecolab, Inc. (Chemicals)	192	11,100
Edison International (Electric)	208	8,611
Edwards Lifesciences Corp.* (Healthcare-Products)	72	5,090
El Paso Corp. (Pipelines)	488	12,966
Electronic Arts, Inc.* (Software)	208	4,285
Eli Lilly & Co. (Pharmaceuticals)	648	26,931
EMC Corp.* (Computers)	1,288	27,743
Emerson Electric Co. (Electrical Components & Equipment)	464	21,618
Entergy Corp. (Electric)	112	8,182
EOG Resources, Inc. (Oil & Gas)	168	16,550
EQT Corp. (Oil & Gas)	96	5,260
Equifax, Inc. (Commercial Services)	80	3,099
Equity Residential (REIT)	184	10,494
Exelon Corp. (Electric)	416	18,042
Expedia, Inc. (Internet)	56	1,625
Expeditors International of Washington, Inc. (Transportation)	136	5,571
Express Scripts, Inc.* (Pharmaceuticals)	312	13,943
Exxon Mobil Corp. (Oil & Gas)	3,032	256,992
F5 Networks, Inc.* (Internet)	48	5,094
Family Dollar Stores, Inc. (Retail)	72	4,152
Fastenal Co. (Distribution/Wholesale)	184	8,024
Federated Investors, Inc.—Class B (Diversified Financial Services)	56	848
FedEx Corp. (Transportation)	200	16,702
Fidelity National Information Services, Inc. (Software)	152	4,042
Fifth Third Bancorp (Banks)	584	7,428
First Horizon National Corp. (Banks)	168	1,346
First Solar, Inc.* (Energy-Alternate Sources)	40	1,350
FirstEnergy Corp. (Electric)	264	11,695
Fiserv, Inc.* (Software)	88	5,169
FLIR Systems, Inc. (Electronics)	96	2,407
Flowserve Corp. (Machinery-Diversified)	32	3,178
Fluor Corp. (Engineering & Construction)	104	5,226
FMC Corp. (Chemicals)	48	4,130
FMC Technologies, Inc.* (Oil & Gas Services)	152	7,939
Ford Motor Co. (Auto Manufacturers)	2,408	25,910
Forest Laboratories, Inc.* (Pharmaceuticals)	168	5,084
Franklin Resources, Inc. (Diversified Financial Services)	96	9,222
Freeport-McMoRan Copper & Gold, Inc. (Mining)	600	22,074
Frontier Communications Corp. (Telecommunications)	632	3,255
GameStop Corp.—Class A* (Retail)	88	2,123
Gannett Co., Inc. (Media)	152	2,032
General Dynamics Corp. (Aerospace/Defense)	224	14,876
General Electric Co. (Miscellaneous Manufacturing)	6,680	119,639
General Mills, Inc. (Food)	408	16,487
Genuine Parts Co. (Distribution/Wholesale)	96	5,875
Genworth Financial, Inc.—Class A* (Insurance)	312	2,044
Gilead Sciences, Inc.* (Biotechnology)	472	19,319
Goodrich Corp. (Aerospace/Defense)	80	9,896
Google, Inc.—Class A* (Internet)	160	103,344
H & R Block, Inc. (Commercial Services)	184	3,005
Halliburton Co. (Oil & Gas Services)	584	20,154
Harley-Davidson, Inc. (Leisure Time)	144	5,597
Harman International Industries, Inc. (Home Furnishings)	48	1,826
Harris Corp. (Telecommunications)	72	2,595
Hartford Financial Services Group, Inc. (Insurance)	280	4,550
Hasbro, Inc. (Toys/Games/Hobbies)	72	2,296
HCP, Inc. (REIT)	256	10,606
Health Care REIT, Inc. (REIT)	120	6,544
Heinz (H.J.) Co. (Food)	200	10,808
Helmerich & Payne, Inc. (Oil & Gas)	64	3,735
Hess Corp. (Oil & Gas)	192	10,906
Hewlett-Packard Co. (Computers)	1,256	32,355
Honeywell International, Inc. (Miscellaneous Manufacturing)	488	26,523
Hormel Foods Corp. (Food)	88	2,578
Hospira, Inc.* (Healthcare-Products)	104	3,158
Host Hotels & Resorts, Inc. (REIT)	448	6,617
Hudson City Bancorp, Inc. (Savings & Loans)	336	2,100
Humana, Inc. (Healthcare-Services)	104	9,111

See accompanying notes to the financial statements.

128 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Huntington Bancshares, Inc. (Banks)	544	$2,987
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	304	14,200
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	200	6,094
Integrys Energy Group, Inc. (Electric)	48	2,601
Intel Corp. (Semiconductors)	3,224	78,182
IntercontinentalExchange, Inc.* (Diversified Financial Services)	48	5,786
International Business Machines Corp. (Computers)	744	136,807
International Flavors & Fragrances, Inc. (Chemicals)	48	2,516
International Game Technology (Entertainment)	192	3,302
International Paper Co. (Forest Products & Paper)	280	8,288
Intuit, Inc. (Software)	192	10,097
Intuitive Surgical, Inc.* (Healthcare-Products)	24	11,112
Invesco, Ltd. (Diversified Financial Services)	288	5,786
Iron Mountain, Inc. (Commercial Services)	120	3,696
J.C. Penney Co., Inc. (Retail)	88	3,093
J.P. Morgan Chase & Co. (Banks)	2,408	80,066
Jabil Circuit, Inc. (Electronics)	112	2,202
Jacobs Engineering Group, Inc.* (Engineering & Construction)	80	3,246
JDS Uniphase Corp.* (Telecommunications)	144	1,503
Johnson & Johnson (Healthcare-Products)	1,728	113,322
Johnson Controls, Inc. (Auto Parts & Equipment)	432	13,504
Joy Global, Inc. (Machinery-Construction & Mining)	64	4,798
Juniper Networks, Inc.* (Telecommunications)	336	6,858
Kellogg Co. (Food)	160	8,091
KeyCorp (Banks)	600	4,614
Kimberly-Clark Corp. (Household Products/Wares)	248	18,243
Kimco Realty Corp. (REIT)	256	4,157
KLA -Tencor Corp. (Semiconductors)	104	5,018
Kohls Corp. (Retail)	160	7,896
Kraft Foods, Inc. (Food)	1,120	41,843
Kroger Co. (Food)	376	9,107
L-3 Communications Holdings, Inc. (Aerospace/Defense)	64	4,268
Laboratory Corp. of America Holdings* (Healthcare-Services)	64	5,502
Legg Mason, Inc. (Diversified Financial Services)	80	1,924
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	88	2,028
Lennar Corp.—Class A (Home Builders)	104	2,044
Leucadia National Corp. (Holding Companies-Diversified)	128	2,911
Lexmark International, Inc.—Class A (Computers)	48	1,587
Life Technologies Corp.* (Biotechnology)	112	4,358
Lincoln National Corp. (Insurance)	192	3,729
Linear Technology Corp. (Semiconductors)	144	4,324
Lockheed Martin Corp. (Aerospace/Defense)	168	13,591
Loews Corp. (Insurance)	192	7,229
Lorillard, Inc. (Agriculture)	88	10,032
Lowe’s Cos., Inc. (Retail)	792	20,101
LSI Logic Corp.* (Semiconductors)	360	2,142
M&T Bank Corp. (Banks)	80	6,107
Macy’s, Inc. (Retail)	264	8,496
Marathon Oil Corp. (Oil & Gas)	448	13,113
Marathon Petroleum Corp. (Oil & Gas)	224	7,457
Marriott International, Inc.—Class A (Lodging)	168	4,908
Marsh & McLennan Cos., Inc. (Insurance)	344	10,877
Masco Corp. (Building Materials)	224	2,348
MasterCard, Inc.—Class A (Commercial Services)	64	23,860
Mattel, Inc. (Toys/Games/Hobbies)	216	5,996
McCormick & Co., Inc. (Food)	80	4,034
McDonald’s Corp. (Retail)	648	65,014
McGraw-Hill Cos., Inc. (Media)	184	8,274
McKesson Corp. (Pharmaceuticals)	152	11,842
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	128	8,797
MeadWestvaco Corp. (Forest Products & Paper)	112	3,354
Medco Health Solutions, Inc.* (Pharmaceuticals)	248	13,863
Medtronic, Inc. (Healthcare-Products)	672	25,704
Merck & Co., Inc. (Pharmaceuticals)	1,928	72,686
MetLife, Inc. (Insurance)	672	20,953
MetroPCS Communications, Inc.* (Telecommunications)	184	1,597
Microchip Technology, Inc. (Semiconductors)	120	4,396
Micron Technology, Inc.* (Semiconductors)	624	3,925
Microsoft Corp. (Software)	4,744	123,154
Molex, Inc. (Electrical Components & Equipment)	88	2,100
Molson Coors Brewing Co.—Class B (Beverages)	96	4,180
Monsanto Co. (Chemicals)	336	23,544
Moody’s Corp. (Commercial Services)	120	4,042
Morgan Stanley Dean Witter & Co. (Banks)	936	14,162
Motorola Mobility Holdings, Inc.* (Telecommunications)	168	6,518
Motorola Solutions, Inc. (Telecommunications)	184	8,517
Murphy Oil Corp. (Oil & Gas)	120	6,689
Mylan Laboratories, Inc.* (Pharmaceuticals)	272	5,837
Nabors Industries, Ltd.* (Oil & Gas)	184	3,191
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	80	1,961
National Oilwell Varco, Inc. (Oil & Gas Services)	272	18,493
NetApp, Inc.* (Computers)	224	8,124
Netflix, Inc.* (Internet)	32	2,217
Newell Rubbermaid, Inc. (Housewares)	184	2,972
Newfield Exploration Co.* (Oil & Gas)	80	3,018
Newmont Mining Corp. (Mining)	312	18,723
News Corp.—Class A (Media)	1,392	24,833
NextEra Energy, Inc. (Electric)	264	16,072
NIKE, Inc.—Class B (Apparel)	232	22,358
NiSource, Inc. (Gas)	176	4,191
Noble Corp. (Oil & Gas)	160	4,835
Noble Energy, Inc. (Oil & Gas)	112	10,572
Nordstrom, Inc. (Retail)	104	5,170
Norfolk Southern Corp. (Transportation)	216	15,738
Northeast Utilities System (Electric)	112	4,040
Northern Trust Corp. (Banks)	152	6,028
Northrop Grumman Corp. (Aerospace/Defense)	168	9,825
Novellus Systems, Inc.* (Semiconductors)	40	1,652
NRG Energy, Inc.* (Electric)	144	2,609
Nucor Corp. (Iron/Steel)	200	7,914
NVIDIA Corp.* (Semiconductors)	384	5,322
NYSE Euronext (Diversified Financial Services)	168	4,385
O’Reilly Automotive, Inc.* (Retail)	80	6,396
Occidental Petroleum Corp. (Oil & Gas)	512	47,974
Omnicom Group, Inc. (Advertising)	176	7,846
ONEOK, Inc. (Pipelines)	64	5,548
Oracle Corp. (Software)	2,488	63,817

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 129

Common Stocks, continued

	Shares	Value
Orchard Supply Hardware Stores Corp.—Class A* (Retail)	1	$4
Owens-Illinois, Inc.* (Packaging & Containers)	104	2,016
PACCAR, Inc. (Auto Manufacturers)	224	8,393
Pall Corp. (Miscellaneous Manufacturing)	72	4,115
Parker Hannifin Corp. (Miscellaneous Manufacturing)	96	7,320
Patterson Cos., Inc. (Healthcare-Products)	56	1,653
Paychex, Inc. (Commercial Services)	208	6,263
Peabody Energy Corp. (Coal)	168	5,562
People’s United Financial, Inc. (Savings & Loans)	232	2,981
Pepco Holdings, Inc. (Electric)	144	2,923
PepsiCo, Inc. (Beverages)	992	65,819
PerkinElmer, Inc. (Electronics)	72	1,440
Perrigo Co. (Pharmaceuticals)	56	5,449
Pfizer, Inc. (Pharmaceuticals)	4,864	105,257
PG&E Corp. (Electric)	256	10,552
Philip Morris International, Inc. (Agriculture)	1,096	86,014
Pinnacle West Capital Corp. (Electric)	72	3,469
Pioneer Natural Resources Co. (Oil & Gas)	80	7,158
Pitney Bowes, Inc. (Office/Business Equipment)	128	2,373
Plum Creek Timber Co., Inc. (Forest Products & Paper)	104	3,802
PNC Financial Services Group (Banks)	336	19,377
PPG Industries, Inc. (Chemicals)	96	8,015
PPL Corp. (Electric)	368	10,827
Praxair, Inc. (Chemicals)	192	20,525
Precision Castparts Corp. (Metal Fabricate/Hardware)	88	14,502
Priceline.com, Inc.* (Internet)	32	14,967
Principal Financial Group, Inc. (Insurance)	192	4,723
Procter & Gamble Co. (Cosmetics/Personal Care)	1,744	116,342
Progress Energy, Inc. (Electric)	184	10,308
Progressive Corp. (Insurance)	392	7,648
Prologis, Inc. (REIT)	288	8,234
Prudential Financial, Inc. (Insurance)	296	14,836
Public Service Enterprise Group, Inc. (Electric)	320	10,563
Public Storage, Inc. (REIT)	88	11,832
PulteGroup, Inc.* (Home Builders)	216	1,363
QEP Resources, Inc. (Oil & Gas)	112	3,282
Qualcomm, Inc. (Telecommunications)	1,064	58,201
Quanta Services, Inc.* (Commercial Services)	136	2,929
Quest Diagnostics, Inc. (Healthcare-Services)	96	5,574
R.R. Donnelley & Sons Co. (Commercial Services)	120	1,732
Ralph Lauren Corp. (Apparel)	40	5,523
Range Resources Corp. (Oil & Gas)	96	5,946
Raytheon Co. (Aerospace/Defense)	216	10,450
Red Hat, Inc.* (Software)	120	4,955
Regions Financial Corp. (Banks)	800	3,440
Republic Services, Inc. (Environmental Control)	200	5,510
Reynolds American, Inc. (Agriculture)	216	8,947
Robert Half International, Inc. (Commercial Services)	88	2,504
Rockwell Automation, Inc. (Machinery-Diversified)	88	6,457
Rockwell Collins, Inc. (Aerospace/Defense)	96	5,316
Roper Industries, Inc. (Machinery-Diversified)	64	5,560
Ross Stores, Inc. (Retail)	144	6,844
Rowan Cos., Inc.* (Oil & Gas)	80	2,426
Ryder System, Inc. (Transportation)	32	1,700
Safeway, Inc. (Food)	216	4,545
SAIC, Inc.* (Commercial Services)	176	2,163
Salesforce.com, Inc.* (Software)	88	8,928
SanDisk Corp.* (Computers)	152	7,480
Sara Lee Corp. (Food)	376	7,114
SCANA Corp. (Electric)	72	3,244
Schlumberger, Ltd. (Oil & Gas Services)	848	57,927
Scripps Networks Interactive—Class A (Media)	64	2,715
Sealed Air Corp. (Packaging & Containers)	104	1,790
Sears Holdings Corp.* (Retail)	24	763
Sempra Energy (Gas)	152	8,360
Sherwin-Williams Co. (Chemicals)	56	4,999
Sigma-Aldrich Corp. (Chemicals)	80	4,997
Simon Property Group, Inc. (REIT)	184	23,725
SLM Corp. (Diversified Financial Services)	320	4,288
Snap-on, Inc. (Hand/Machine Tools)	40	2,025
Southern Co. (Electric)	544	25,182
Southwest Airlines Co. (Airlines)	496	4,246
Southwestern Energy Co.* (Oil & Gas)	216	6,899
Spectra Energy Corp. (Pipelines)	408	12,546
Sprint Nextel Corp.* (Telecommunications)	1,896	4,437
St. Jude Medical, Inc. (Healthcare-Products)	200	6,860
Stanley Black & Decker, Inc. (Hand/Machine Tools)	104	7,030
Staples, Inc. (Retail)	440	6,112
Starbucks Corp. (Retail)	472	21,717
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	120	5,756
State Street Corp. (Banks)	312	12,577
Stericycle, Inc.* (Environmental Control)	56	4,364
Stryker Corp. (Healthcare-Products)	208	10,340
Sunoco, Inc. (Oil & Gas)	64	2,625
SunTrust Banks, Inc. (Banks)	336	5,947
SuperValu, Inc. (Food)	136	1,104
Symantec Corp.* (Internet)	464	7,262
Sysco Corp. (Food)	376	11,028
T. Rowe Price Group, Inc. (Diversified Financial Services)	160	9,112
Target Corp. (Retail)	424	21,717
TE Connectivity, Ltd. (Electronics)	272	8,380
TECO Energy, Inc. (Electric)	136	2,603
Tenet Healthcare Corp.* (Healthcare-Services)	272	1,395
Teradata Corp.* (Computers)	104	5,045
Teradyne, Inc.* (Semiconductors)	120	1,636
Tesoro Petroleum Corp.* (Oil & Gas)	88	2,056
Texas Instruments, Inc. (Semiconductors)	720	20,959
Textron, Inc. (Miscellaneous Manufacturing)	176	3,254
The AES Corp.* (Electric)	408	4,831
The Charles Schwab Corp. (Diversified Financial Services)	680	7,657
The Dow Chemical Co. (Chemicals)	752	21,628
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	72	8,087
The Gap, Inc. (Retail)	216	4,007
The Goldman Sachs Group, Inc. (Banks)	312	28,214
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	152	2,154
The Hershey Co. (Food)	96	5,931
The Home Depot, Inc. (Retail)	976	41,031
The Interpublic Group of Cos., Inc. (Advertising)	288	2,802
The JM Smucker Co. (Food)	72	5,628
The Limited, Inc. (Retail)	152	6,133
The Mosaic Co. (Chemicals)	192	9,683
The Travelers Cos., Inc. (Insurance)	264	15,621
The Williams Cos., Inc. (Pipelines)	376	12,416
Thermo Fisher Scientific, Inc.* (Electronics)	240	10,793
Tiffany & Co. (Retail)	80	5,301
Time Warner Cable, Inc. (Media)	200	12,714

See accompanying notes to the financial statements.

130 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Time Warner, Inc. (Media)	632	$22,840
Titanium Metals Corp. (Mining)	56	839
TJX Cos., Inc. (Retail)	240	15,492
Torchmark Corp. (Insurance)	64	2,777
Total System Services, Inc. (Commercial Services)	104	2,034
TripAdvisor, Inc.* (Internet)	56	1,412
Tyco International, Ltd. (Miscellaneous Manufacturing)	296	13,826
Tyson Foods, Inc.—Class A (Food)	184	3,798
U.S. Bancorp (Banks)	1,208	32,676
Union Pacific Corp. (Transportation)	304	32,206
United Parcel Service, Inc.—Class B (Transportation)	608	44,499
United States Steel Corp. (Iron/Steel)	88	2,328
United Technologies Corp. (Aerospace/Defense)	576	42,100
UnitedHealth Group, Inc. (Healthcare-Services)	672	34,057
UnumProvident Corp. (Insurance)	184	3,877
Urban Outfitters, Inc.* (Retail)	72	1,984
V.F. Corp. (Apparel)	56	7,111
Valero Energy Corp. (Oil & Gas)	352	7,410
Varian Medical Systems, Inc.* (Healthcare-Products)	72	4,833
Ventas, Inc. (REIT)	184	10,144
VeriSign, Inc. (Internet)	104	3,715
Verizon Communications, Inc. (Telecommunications)	1,792	71,895
Viacom, Inc.—Class B (Media)	352	15,984
Visa, Inc.—Class A (Commercial Services)	320	32,490
Vornado Realty Trust (REIT)	120	9,223
Vulcan Materials Co. (Mining)	80	3,148
W.W. Grainger, Inc. (Distribution/Wholesale)	40	7,488
Wal-Mart Stores, Inc. (Retail)	1,104	65,975
Walgreen Co. (Retail)	560	18,514
Walt Disney Co. (Media)	1,136	42,600
Washington Post Co.—Class B (Media)	8	3,014
Waste Management, Inc. (Environmental Control)	288	9,420
Waters Corp.* (Electronics)	56	4,147
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	80	4,827
WellPoint, Inc. (Healthcare-Services)	224	14,840
Wells Fargo & Co. (Banks)	3,336	91,940
Western Digital Corp.* (Computers)	152	4,704
Western Union Co. (Commercial Services)	392	7,158
Weyerhaeuser Co. (REIT)	336	6,273
Whirlpool Corp. (Home Furnishings)	48	2,278
Whole Foods Market, Inc. (Food)	104	7,236
Windstream Corp. (Telecommunications)	368	4,320
Wisconsin Energy Corp. (Electric)	144	5,034
Wyndham Worldwide Corp. (Lodging)	96	3,632
Wynn Resorts, Ltd. (Lodging)	48	5,304
Xcel Energy, Inc. (Electric)	304	8,403
Xerox Corp. (Office/Business Equipment)	880	7,005
Xilinx, Inc. (Semiconductors)	168	5,386
XL Group PLC (Insurance)	200	3,954
Xylem, Inc. (Machinery-Diversified)	120	3,083
Yahoo!, Inc.* (Internet)	784	12,646
YUM! Brands, Inc. (Retail)	288	16,995
Zimmer Holdings, Inc.* (Healthcare-Products)	112	5,983
Zions Bancorp (Banks)	120	1,954
TOTAL COMMON STOCKS (Cost $5,773,047)		7,200,640

Preferred Stock(NM)

Orchard Supply Hardware Stores Corp.—Series A (Retail)	1	4
TOTAL PREFERRED STOCKS (Cost $—)		4

Rights/Warrants(NM)

American International Group, Inc.* (Insurance)	1	5
TOTAL RIGHTS/WARRANTS (Cost $17)		5

Repurchase Agreements(a)(b) (31.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $8,407,000	$8,407,000	$8,407,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,407,000)		8,407,000
TOTAL INVESTMENT SECURITIES (Cost $14,180,064)—58.4%		15,607,649
Net other assets (liabilities)—41.6%		11,108,158
NET ASSETS—100.0%		$26,715,807

*                 Non-income producing security

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $2,469,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $5,321,000)	85	$51,509

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$17,846,039	$(3,078)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	22,607,557	(16,547)
		$(19,625)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 131

ProFund VP UltraBull invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$10,648	NM
Aerospace/Defense	144,943	0.5%
Agriculture	155,783	0.6%
Airlines	4,246	NM
Apparel	46,223	0.2%
Auto Manufacturers	34,303	0.1%
Auto Parts & Equipment	20,247	0.1%
Banks	445,005	1.7%
Beverages	193,667	0.7%
Biotechnology	91,695	0.3%
Building Materials	2,348	NM
Chemicals	161,817	0.6%
Coal	13,625	0.1%
Commercial Services	117,243	0.4%
Computers	514,108	1.9%
Cosmetics/Personal Care	157,268	0.6%
Distribution/Wholesale	21,387	0.1%
Diversified Financial Services	118,990	0.4%
Electric	250,662	0.9%
Electrical Components & Equipment	23,718	0.1%
Electronics	41,635	0.2%
Energy-Alternate Sources	1,350	NM
Engineering & Construction	8,472	NM
Entertainment	3,302	NM
Environmental Control	19,294	0.1%
Food	151,369	0.6%
Forest Products & Paper	15,444	0.1%
Gas	21,092	0.1%
Hand/Machine Tools	9,055	NM
Healthcare-Products	246,237	0.9%
Healthcare-Services	94,913	0.4%
Holding Companies-Diversified	2,911	NM
Home Builders	5,626	NM
Home Furnishings	4,104	NM
Household Products/Wares	25,404	0.1%
Housewares	2,972	NM
Insurance	258,271	1.0%
Internet	218,136	0.8%
Iron/Steel	18,788	0.1%
Leisure Time	14,997	0.1%
Lodging	19,600	0.1%
Machinery-Construction & Mining	41,763	0.2%
Machinery-Diversified	49,260	0.2%
Media	215,240	0.8%
Metal Fabricate/Hardware	14,502	0.1%
Mining	50,597	0.2%
Miscellaneous Manufacturing	271,546	1.0%
Office/Business Equipment	9,378	NM
Oil & Gas	705,749	2.6%
Oil & Gas Services	125,609	0.5%
Packaging & Containers	9,445	NM
Pharmaceuticals	399,191	1.5%
Pipelines	43,476	0.2%
REIT	127,602	0.5%
Real Estate	3,166	NM
Retail	454,459	1.7%
Savings & Loans	5,081	NM
Semiconductors	166,969	0.6%
Software	261,295	1.0%
Telecommunications	386,968	1.4%
Textiles	2,506	NM
Toys/Games/Hobbies	8,292	NM
Transportation	137,657	0.5%
Other**	19,515,158	73.1%
Total	$26,715,807	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

132 :: ProFund VP UltraBull :: Financial Statements

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$14,180,064
Securities, at value	7,200,649
Repurchase agreements, at value	8,407,000
Total Investment Securities, at value	15,607,649
Cash	627
Segregated cash balances with brokers	424,363
Dividends receivable	10,901
Receivable for capital shares issued	10,848,458
Receivable for investments sold	1,131
Prepaid expenses	105
TOTAL ASSETS	26,893,234

LIABILITIES:
Payable for capital shares redeemed	94,217
Unrealized loss on swap agreements	19,625
Variation margin on futures contracts	22,313
Advisory fees payable	10,376
Management services fees payable	1,383
Administration fees payable	754
Administrative services fees payable	5,437
Distribution fees payable	8,479
Trustee fees payable	1
Transfer agency fees payable	1,215
Fund accounting fees payable	1,682
Compliance services fees payable	127
Other accrued expenses	11,818
TOTAL LIABILITIES	177,427
NET ASSETS	$26,715,807

NET ASSETS CONSIST OF:
Capital	$33,768,668
Accumulated net investment income (loss)	944
Accumulated net realized gains (losses) on investments	(8,513,274)
Net unrealized appreciation (depreciation) on investments	1,459,469
NET ASSETS	$26,715,807

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,565,730

Net Asset Value (offering and redemption price per share)	$10.41

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$152,128
Interest	6,020
TOTAL INVESTMENT INCOME	158,148

EXPENSES:
Advisory fees	179,211
Management services fees	23,895
Administration fees	10,337
Transfer agency fees	15,355
Administrative services fees	55,179
Distribution fees	59,737
Custody fees	5,335
Fund accounting fees	24,077
Trustee fees	508
Compliance services fees	276
Other fees	21,259
Recoupment of prior expenses reduced by the Adviser	5,853
TOTAL NET EXPENSES	401,022
NET INVESTMENT INCOME (LOSS)	(242,874)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	37,764
Net realized gains (losses) on futures contracts	(101,204)
Net realized gains (losses) on swap agreements	(1,364,098)
Change in net unrealized appreciation/depreciation on investments	(99,244)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,526,782)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,769,656)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 133

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(242,874)	$(214,511)
Net realized gains (losses) on investments	(1,427,538)	6,906,356
Change in net unrealized appreciation/depreciation on investments	(99,244)	(1,342,051)
Change in net assets resulting from operations	(1,769,656)	5,349,764
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,147,543)	—
Return of capital	(151,359)	—
Change in net assets resulting from distributions	(2,298,902)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	938,668,281	774,453,056
Dividends reinvested	2,199,952	—
Value of shares redeemed	(932,986,639)	(784,273,295)
Change in net assets resulting from capital transactions	7,881,594	(9,820,239)
Change in net assets	3,813,036	(4,470,445)
NET ASSETS:
Beginning of period	22,902,771	27,373,216
End of period	$26,715,807	$22,902,771
Accumulated net investment income (loss)	$944	$—
SHARE TRANSACTIONS:
Issued	83,257,635	79,552,188
Reinvested	179,295	—
Redeemed	(82,822,210)	(80,450,672)
Change in shares	614,720	(898,484)

See accompanying notes to the financial statements.

134 :: ProFund VP UltraBull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$11.74	$9.61	$6.72	$21.04	$23.84

Investment Activities:
Net investment income (loss)(a)	(0.12)	(0.09)	(0.02)	0.09	0.21
Net realized and unrealized gains (losses) on investments	(0.31)	2.22	3.01	(14.12)	0.12
Total income (loss) from investment activities	(0.43)	2.13	2.99	(14.03)	0.33

Distributions to Shareholders From:
Net investment income	—	—	(0.10)	(0.29)	(0.18)
Net realized gains on investments	(0.84)	—	—	—	(2.95)
Return of capital	(0.06)	—	—	—	—
Total distributions	(0.90)	—	(0.10)	(0.29)	(3.13)

Net Asset Value, End of Period	$10.41	$11.74	$9.61	$6.72	$21.04

Total Return	(4.83)%	22.16%	44.64%	(67.40)%	0.85%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.78%	1.78%	1.81%	1.68%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)	(1.01)%	(0.94)%	(0.21)%	0.67%	0.88%

Supplemental Data:
Net assets, end of period (000’s)	$26,716	$22,903	$27,373	$52,283	$61,911
Portfolio turnover rate(b)	3%	1,329%	629%	909%	916%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraMid-Cap :: 135

ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -13.65%. For the same period, the Index had a total return of -1.74%(1) and a volatility of 28.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP UltraMid-Cap	-13.65%	-5.88%	1.97%
S&P MidCap 400 Index	-1.74%	3.31%	6.57%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraMid-Cap	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Futures Contracts	17%
Swap Agreements	125%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Kansas City Southern Industries, Inc.	0.4%
Hansen Natural Corp.	0.4%
Vertex Pharmaceuticals, Inc.	0.4%
Ametek, Inc.	0.4%
Church & Dwight, Inc.	0.4%

S&P MidCap 400 Index – Composition

% of Index
Financial	20%
Industrial	20%
Consumer Non-Cyclical	18%
Consumer Cyclical	13%
Technology	9%
Energy	6%
Utilities	6%
Basic Materials	4%
Communications	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

136 :: ProFund VP UltraMid-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (57.7%)

	Shares	Value
99 Cents Only Stores* (Retail)	420	$9,219
Aaron’s, Inc. (Commercial Services)	700	18,676
ACI Worldwide, Inc.* (Software)	280	8,019
Acuity Brands, Inc. (Electrical Components & Equipment)	350	18,550
Acxiom Corp.* (Software)	700	8,547
ADTRAN, Inc. (Telecommunications)	560	16,890
Advance Auto Parts, Inc. (Retail)	630	43,867
Advent Software, Inc.* (Software)	280	6,821
Aecom Technology Corp.* (Engineering & Construction)	1,050	21,598
Aeropostale, Inc.* (Retail)	770	11,743
Affiliated Managers Group, Inc.* (Diversified Financial Services)	490	47,015
AGCO Corp.* (Machinery-Diversified)	910	39,103
Alaska Air Group, Inc.* (Airlines)	350	26,281
Albemarle Corp. (Chemicals)	840	43,268
Alexander & Baldwin, Inc. (Transportation)	350	14,287
Alexandria Real Estate Equities, Inc. (REIT)	560	38,623
Alliance Data Systems Corp.* (Commercial Services)	490	50,882
Alliant Energy Corp. (Electric)	980	43,228
Alliant Techsystems, Inc. (Aerospace/Defense)	280	16,005
Allscripts Healthcare Solutions, Inc.* (Software)	1,750	33,145
AMC Networks, Inc.—Class A* (Media)	490	18,414
American Campus Communities, Inc. (REIT)	630	26,435
American Eagle Outfitters, Inc. (Retail)	1,750	26,757
American Financial Group, Inc. (Insurance)	700	25,823
American Greetings Corp.—Class A (Household Products/Wares)	350	4,379
AMERIGROUP Corp.* (Healthcare-Services)	420	24,814
Ametek, Inc. (Electrical Components & Equipment)	1,470	61,887
Ann, Inc.* (Retail)	490	12,142
ANSYS, Inc.* (Software)	840	48,115
AOL, Inc.* (Internet)	910	13,741
Apollo Investment Corp. (Investment Companies)	1,820	11,721
AptarGroup, Inc. (Miscellaneous Manufacturing)	630	32,867
Aqua America, Inc. (Water)	1,260	27,783
Arch Coal, Inc. (Coal)	1,960	28,440
Arrow Electronics, Inc.* (Electronics)	1,050	39,280
Arthur J. Gallagher & Co. (Insurance)	1,050	35,112
Ascena Retail Group, Inc.* (Retail)	630	18,724
Ashland, Inc. (Chemicals)	700	40,012
Aspen Insurance Holdings, Ltd. (Insurance)	630	16,695
Associated Banc-Corp. (Banks)	1,610	17,984
Astoria Financial Corp. (Savings & Loans)	770	6,537
Atmel Corp.* (Semiconductors)	4,200	34,020
Atmos Energy Corp. (Gas)	840	28,014
Atwood Oceanics, Inc.* (Oil & Gas)	490	19,497
Avnet, Inc.* (Electronics)	1,330	41,350
Bally Technologies, Inc.* (Entertainment)	420	16,615
BancorpSouth, Inc. (Banks)	630	6,943
Bank of Hawaii Corp. (Banks)	420	18,686
Barnes & Noble, Inc.* (Retail)	350	5,068
BE Aerospace, Inc.* (Aerospace/Defense)	910	35,226
Bill Barrett Corp.* (Oil & Gas)	420	14,309
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	210	20,168
Black Hills Corp. (Electric)	350	11,753
Bob Evans Farms, Inc. (Retail)	280	9,391
BRE Properties, Inc.—Class A (REIT)	700	35,336
Brinker International, Inc. (Retail)	700	18,732
Broadridge Financial Solutions, Inc. (Software)	1,120	25,256
Brown & Brown, Inc. (Insurance)	1,050	23,761
Cabot Corp. (Chemicals)	560	17,998
Cadence Design Systems, Inc.* (Computers)	2,450	25,480
Camden Property Trust (REIT)	630	39,211
CARBO Ceramics, Inc. (Oil & Gas Services)	210	25,899
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	560	24,808
Carpenter Technology Corp. (Iron/Steel)	420	21,622
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	490	25,480
Cathay Bancorp, Inc. (Banks)	700	10,451
Charles River Laboratories International, Inc.* (Biotechnology)	420	11,479
Chico’s FAS, Inc. (Retail)	1,540	17,156
Church & Dwight, Inc. (Household Products/Wares)	1,330	60,861
Ciena Corp.* (Telecommunications)	910	11,011
Cimarex Energy Co. (Oil & Gas)	770	47,663
City National Corp. (Banks)	420	18,556
CLARCOR, Inc. (Miscellaneous Manufacturing)	490	24,495
Clean Harbors, Inc.* (Environmental Control)	420	26,767
Cleco Corp. (Electric)	560	21,336
Collective Brands, Inc.* (Retail)	560	8,047
Commerce Bancshares, Inc. (Banks)	700	26,684
Commercial Metals Co. (Metal Fabricate/Hardware)	1,050	14,522
Community Health Systems, Inc.* (Healthcare-Services)	840	14,658
Compass Minerals International, Inc. (Mining)	280	19,278
Compuware Corp.* (Software)	2,030	16,890
Comstock Resources, Inc.* (Oil & Gas)	420	6,426
Con-way, Inc. (Transportation)	490	14,288
Concur Technologies, Inc.* (Software)	420	21,332
Convergys Corp.* (Commercial Services)	1,120	14,302
Copart, Inc.* (Retail)	490	23,466
CoreLogic, Inc.* (Commercial Services)	980	12,671
Corn Products International, Inc. (Food)	700	36,813
Corporate Office Properties Trust (REIT)	630	13,394
Corrections Corp. of America* (Commercial Services)	910	18,537
Covance, Inc.* (Healthcare-Services)	560	25,603
Crane Co. (Miscellaneous Manufacturing)	420	19,618
Cree, Inc.* (Semiconductors)	1,050	23,142
Cullen/Frost Bankers, Inc. (Banks)	560	29,630
Cypress Semiconductor Corp. (Semiconductors)	1,400	23,646
Cytec Industries, Inc. (Chemicals)	420	18,753
Deckers Outdoor Corp.* (Apparel)	350	26,449
Deluxe Corp. (Commercial Services)	490	11,152
Dick’s Sporting Goods, Inc. (Retail)	910	33,561
Diebold, Inc. (Computers)	560	16,839
Domtar Corp. (Forest Products & Paper)	350	27,986
Donaldson Co., Inc. (Miscellaneous Manufacturing)	700	47,656
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	630	10,455
Dresser-Rand Group, Inc.* (Oil & Gas Services)	700	34,937
Dril-Quip, Inc.* (Oil & Gas Services)	280	18,430
DST Systems, Inc. (Computers)	280	12,746

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 137

Common Stocks, continued

	Shares	Value
Duke Realty Corp. (REIT)	2,310	$27,835
East West Bancorp, Inc. (Banks)	1,330	26,267
Eaton Vance Corp. (Diversified Financial Services)	1,050	24,822
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,050	36,256
Energen Corp. (Oil & Gas)	630	31,500
Energizer Holdings, Inc.* (Electrical Components & Equipment)	630	48,812
Equinix, Inc.* (Internet)	420	42,588
Equity One, Inc. (REIT)	560	9,509
Essex Property Trust, Inc. (REIT)	280	39,343
Esterline Technologies Corp.* (Aerospace/Defense)	280	15,672
Everest Re Group, Ltd. (Insurance)	490	41,204
Exelis, Inc. (Aerospace/Defense)	1,680	15,204
FactSet Research Systems, Inc. (Media)	420	36,658
Fair Isaac Corp. (Software)	350	12,544
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,120	13,485
Federal Realty Investment Trust (REIT)	560	50,820
Fidelity National Title Group, Inc.—Class A (Insurance)	2,030	32,338
First American Financial Corp. (Insurance)	980	12,417
First Niagara Financial Group, Inc. (Savings & Loans)	3,150	27,184
FirstMerit Corp. (Banks)	980	14,827
Flowers Foods, Inc. (Food)	1,050	19,929
Foot Locker, Inc. (Retail)	1,400	33,376
Forest Oil Corp.* (Oil & Gas)	1,050	14,228
Fortune Brands Home & Security, Inc.* (Building Materials)	1,400	23,842
Fossil, Inc.* (Distribution/Wholesale)	490	38,886
FTI Consulting, Inc.* (Commercial Services)	350	14,847
Fulton Financial Corp. (Banks)	1,820	17,854
Gardner Denver, Inc. (Machinery-Diversified)	490	37,759
Gartner Group, Inc.* (Commercial Services)	840	29,207
GATX Corp. (Trucking & Leasing)	420	18,337
Gen-Probe, Inc.* (Healthcare-Products)	420	24,830
General Cable Corp.* (Electrical Components & Equipment)	490	12,255
Gentex Corp. (Electronics)	1,330	39,355
Global Payments, Inc. (Commercial Services)	700	33,166
Graco, Inc. (Machinery-Diversified)	560	22,898
Granite Construction, Inc. (Engineering & Construction)	350	8,302
Great Plains Energy, Inc. (Electric)	1,260	27,443
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,190	53,371
Greenhill & Co., Inc. (Diversified Financial Services)	280	10,184
Greif, Inc.—Class A (Packaging & Containers)	280	12,754
GUESS?, Inc. (Retail)	630	18,787
Hancock Holding Co. (Banks)	770	24,617
Hanesbrands, Inc.* (Apparel)	910	19,893
Hanover Insurance Group, Inc. (Insurance)	420	14,679
Hansen Natural Corp.* (Beverages)	700	64,498
Harsco Corp. (Miscellaneous Manufacturing)	770	15,847
Hawaiian Electric Industries, Inc. (Electric)	840	22,243
HCC Insurance Holdings, Inc. (Insurance)	1,050	28,875
Health Management Associates, Inc.—Class A* (Healthcare-Services)	2,310	17,025
Health Net, Inc.* (Healthcare-Services)	770	23,423
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	980	15,484
Henry Schein, Inc.* (Healthcare-Products)	840	54,121
Herman Miller, Inc. (Office Furnishings)	560	10,332
Highwoods Properties, Inc. (REIT)	630	18,692
Hill-Rom Holdings, Inc. (Healthcare-Products)	560	18,866
HMS Holdings Corp.* (Commercial Services)	770	24,625
HNI Corp. (Office Furnishings)	420	10,962
HollyFrontier Corp. (Oil & Gas)	1,890	44,226
Hologic, Inc.* (Healthcare-Products)	2,380	41,674
Home Properties, Inc. (REIT)	420	24,179
Hospitality Properties Trust (REIT)	1,120	25,738
HSN, Inc. (Retail)	350	12,691
Hubbell, Inc.—Class B (Electrical Components & Equipment)	560	37,442
Huntington Ingalls Industries, Inc.* (Shipbuilding)	420	13,138
IDACORP, Inc. (Electric)	420	17,812
IDEX Corp. (Machinery-Diversified)	770	28,575
IDEXX Laboratories, Inc.* (Healthcare-Products)	490	37,710
Informatica Corp.* (Software)	980	36,191
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,400	25,466
Integrated Device Technology, Inc.* (Semiconductors)	1,260	6,880
International Bancshares Corp. (Banks)	490	8,984
International Rectifier Corp.* (Semiconductors)	630	12,235
International Speedway Corp.—Class A (Entertainment)	280	7,098
Intersil Corp.—Class A (Semiconductors)	1,120	11,693
Intrepid Potash, Inc.* (Chemicals)	490	11,089
Itron, Inc.* (Electronics)	350	12,520
ITT Corp. (Miscellaneous Manufacturing)	840	16,237
ITT Educational Services, Inc.* (Commercial Services)	210	11,947
J. Crew Group—Escrowed Security*(a) (Retail)	1,288	—
J.B. Hunt Transport Services, Inc. (Transportation)	840	37,859
Jack Henry & Associates, Inc. (Computers)	770	25,880
Janus Capital Group, Inc. (Diversified Financial Services)	1,680	10,601
Jefferies Group, Inc. (Diversified Financial Services)	1,330	18,287
JetBlue Airways Corp.* (Airlines)	1,890	9,828
John Wiley & Sons, Inc. (Media)	420	18,648
Jones Lang LaSalle, Inc. (Real Estate)	420	25,729
Kansas City Southern Industries, Inc.* (Transportation)	980	66,650
KB Home (Home Builders)	630	4,234
KBR, Inc. (Engineering & Construction)	1,330	37,067
Kemper Corp. (Insurance)	490	14,313
Kennametal, Inc. (Hand/Machine Tools)	700	25,564
Kirby Corp.* (Transportation)	490	32,262
Korn/Ferry International* (Commercial Services)	420	7,165
Lam Research Corp.* (Semiconductors)	1,120	41,462
Lamar Advertising Co.—Class A* (Advertising)	560	15,400
Lancaster Colony Corp. (Food)	210	14,561
Landstar System, Inc. (Transportation)	420	20,126
Lender Processing Services, Inc. (Commercial Services)	770	11,604
Lennox International, Inc. (Building Materials)	490	16,537
Liberty Property Trust (REIT)	1,050	32,424
Life Time Fitness, Inc.* (Leisure Time)	420	19,635
LifePoint Hospitals, Inc.* (Healthcare-Services)	420	15,603
Lincare Holdings, Inc. (Healthcare-Services)	840	21,596
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	770	30,122

See accompanying notes to the financial statements.

138 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
LKQ Corp.* (Distribution/Wholesale)	1,330	$40,006
Louisiana-Pacific Corp.* (Building Materials)	1,260	10,168
M.D.C. Holdings, Inc. (Home Builders)	350	6,171
Mack-Cali Realty Corp. (REIT)	770	20,551
Manpower, Inc. (Commercial Services)	770	27,527
ManTech International Corp.—Class A (Software)	210	6,560
Martin Marietta Materials (Building Materials)	420	31,672
Masimo Corp.* (Healthcare-Products)	560	10,464
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	280	8,800
MDU Resources Group, Inc. (Electric)	1,750	37,555
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	560	18,620
Mednax, Inc.* (Healthcare-Services)	420	30,244
MEMC Electronic Materials, Inc.* (Semiconductors)	2,100	8,274
Mentor Graphics Corp.* (Computers)	840	11,390
Mercury General Corp. (Insurance)	350	15,967
Meredith Corp. (Media)	350	11,428
Mettler Toledo International, Inc.* (Electronics)	280	41,359
Micros Systems, Inc.* (Computers)	700	32,606
Mine Safety Appliances Co. (Environmental Control)	280	9,274
Minerals Technologies, Inc. (Chemicals)	140	7,914
Mohawk Industries, Inc.* (Textiles)	490	29,326
Monster Worldwide, Inc.* (Commercial Services)	1,190	9,437
MSC Industrial Direct Co.—Class A (Retail)	420	30,051
MSCI, Inc.—Class A* (Software)	1,120	36,882
National Fuel Gas Co. (Gas)	770	42,797
National Instruments Corp. (Electronics)	840	21,798
National Retail Properties, Inc. (REIT)	910	24,006
NCR Corp.* (Computers)	1,400	23,044
NeuStar, Inc.* (Telecommunications)	630	21,527
New York Community Bancorp (Savings & Loans)	3,990	49,356
NewMarket Corp. (Chemicals)	70	13,868
Nordson Corp. (Machinery-Diversified)	560	23,061
Northern Oil and Gas, Inc.* (Oil & Gas)	560	13,429
NSTAR (Electric)	910	42,734
NV Energy, Inc. (Electric)	2,170	35,479
NVR, Inc.* (Home Builders)	70	48,020
Oceaneering International, Inc. (Oil & Gas Services)	980	45,207
Office Depot, Inc.* (Retail)	2,590	5,569
OGE Energy Corp. (Electric)	910	51,606
Oil States International, Inc.* (Oil & Gas Services)	490	37,421
Old Republic International Corp. (Insurance)	2,310	21,414
Olin Corp. (Chemicals)	700	13,755
OMEGA Healthcare Investors, Inc. (REIT)	910	17,608
Omnicare, Inc. (Pharmaceuticals)	1,050	36,172
Oshkosh Truck Corp.* (Auto Manufacturers)	840	17,959
Owens & Minor, Inc. (Distribution/Wholesale)	560	15,562
Packaging Corp. of America (Packaging & Containers)	910	22,968
Panera Bread Co.—Class A* (Retail)	280	39,606
Parametric Technology Corp.* (Software)	1,050	19,173
Patriot Coal Corp.* (Coal)	840	7,115
Patterson-UTI Energy, Inc. (Oil & Gas)	1,400	27,972
Pentair, Inc. (Miscellaneous Manufacturing)	910	30,294
PetSmart, Inc. (Retail)	1,050	53,854
Plains Exploration & Production Co.* (Oil & Gas)	1,260	46,267
Plantronics, Inc. (Telecommunications)	420	14,969
PNM Resources, Inc. (Electric)	700	12,761
Polaris Industries, Inc. (Leisure Time)	630	35,267
Polycom, Inc.* (Telecommunications)	1,610	26,243
Potlatch Corp. (REIT)	350	10,889
Prosperity Bancshares, Inc. (Banks)	420	16,947
Protective Life Corp. (Insurance)	770	17,371
PVH Corp. (Retail)	630	44,409
QLogic Corp.* (Semiconductors)	910	13,650
Quest Software, Inc.* (Software)	490	9,114
Questar Corp. (Gas)	1,610	31,975
Quicksilver Resources, Inc.* (Oil & Gas)	1,120	7,515
Rackspace Hosting, Inc.* (Internet)	910	39,139
RadioShack Corp. (Retail)	910	8,836
Ralcorp Holdings, Inc.* (Food)	490	41,895
Raymond James Financial Corp. (Diversified Financial Services)	910	28,174
Rayonier, Inc. (REIT)	1,120	49,986
Realty Income Corp. (REIT)	1,190	41,602
Regal-Beloit Corp. (Hand/Machine Tools)	350	17,839
Regency Centers Corp. (REIT)	840	31,601
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	700	38,801
Regis Corp. (Retail)	560	9,268
Reinsurance Group of America, Inc. (Insurance)	700	36,575
Reliance Steel & Aluminum Co. (Iron/Steel)	700	34,083
Rent-A-Center, Inc. (Commercial Services)	560	20,720
ResMed, Inc.* (Healthcare-Products)	1,330	33,782
RF Micro Devices, Inc.* (Telecommunications)	2,520	13,608
Riverbed Technology, Inc.* (Computers)	1,400	32,900
Rock-Tenn Co.—Class A (Packaging & Containers)	630	36,351
Rollins, Inc. (Commercial Services)	560	12,443
Rovi Corp.* (Semiconductors)	980	24,088
RPM, Inc. (Chemicals)	1,190	29,214
Ruddick Corp. (Food)	420	17,909
Saks, Inc.* (Retail)	1,470	14,333
Scholastic Corp. (Media)	210	6,294
Scientific Games Corp.—Class A* (Entertainment)	560	5,432
SEI Investments Co. (Commercial Services)	1,330	23,075
Semtech Corp.* (Semiconductors)	630	15,637
Senior Housing Properties Trust (REIT)	1,470	32,987
Sensient Technologies Corp. (Chemicals)	490	18,571
Service Corp. International (Commercial Services)	2,100	22,365
Shaw Group, Inc.* (Engineering & Construction)	560	15,064
Signature Bank* (Banks)	420	25,196
Signet Jewelers, Ltd. (Retail)	770	33,849
Silgan Holdings, Inc. (Packaging & Containers)	420	16,229
Silicon Laboratories, Inc.* (Semiconductors)	350	15,197
Skyworks Solutions, Inc.* (Semiconductors)	1,680	27,250
SL Green Realty Corp. (REIT)	770	51,313
SM Energy Co. (Oil & Gas)	560	40,936
Smithfield Foods, Inc.* (Food)	1,470	35,692
Solera Holdings, Inc. (Software)	630	28,060
Sonoco Products Co. (Packaging & Containers)	910	29,994
Sotheby’s—Class A (Commercial Services)	630	17,974
Southern Union Co. (Gas)	1,120	47,163
SPX Corp. (Miscellaneous Manufacturing)	490	29,532
StanCorp Financial Group, Inc. (Insurance)	420	15,435
Steel Dynamics, Inc. (Iron/Steel)	1,960	25,774
STERIS Corp. (Healthcare-Products)	560	16,699
Strayer Education, Inc. (Commercial Services)	140	13,607
Superior Energy Services, Inc.* (Oil & Gas Services)	700	19,908
SVB Financial Group* (Banks)	420	20,030
Synopsys, Inc.* (Computers)	1,330	36,176

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 139

Common Stocks, continued

	Shares	Value
Synovus Financial Corp. (Banks)	7,140	$10,067
Taubman Centers, Inc. (REIT)	560	34,776
TCF Financial Corp. (Banks)	1,470	15,170
Tech Data Corp.* (Electronics)	350	17,293
Techne Corp. (Healthcare-Products)	350	23,891
Teleflex, Inc. (Healthcare-Products)	350	21,451
Telephone & Data Systems, Inc. (Telecommunications)	840	21,748
Tellabs, Inc. (Telecommunications)	3,430	13,857
Temple-Inland, Inc. (Packaging & Containers)	980	31,076
Terex Corp.* (Machinery-Construction & Mining)	980	13,240
The Brink’s Co. (Miscellaneous Manufacturing)	420	11,290
The Cheesecake Factory, Inc.* (Retail)	490	14,382
The Cooper Cos., Inc. (Healthcare-Products)	420	29,618
The Corporate Executive Board Co. (Commercial Services)	280	10,668
The Macerich Co. (REIT)	1,190	60,214
The New York Times Co.—Class A* (Media)	1,120	8,658
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	420	19,610
The Timken Co. (Metal Fabricate/Hardware)	770	29,807
The Valspar Corp. (Chemicals)	840	32,735
The Warnaco Group, Inc.* (Apparel)	350	17,514
The Wendy’s Co. (Retail)	2,660	14,258
Thomas & Betts Corp.* (Electronics)	490	26,754
Thor Industries, Inc. (Home Builders)	420	11,521
Thoratec Corp.* (Healthcare-Products)	560	18,794
Tibco Software, Inc.* (Internet)	1,470	35,148
Tidewater, Inc. (Transportation)	490	24,157
Toll Brothers, Inc.* (Home Builders)	1,330	27,159
Tootsie Roll Industries, Inc. (Food)	210	4,971
Towers Watson & Co.—Class A (Commercial Services)	490	29,366
Tractor Supply Co. (Retail)	630	44,194
Transatlantic Holdings, Inc. (Insurance)	490	26,818
Trimble Navigation, Ltd.* (Electronics)	1,120	48,608
Trinity Industries, Inc. (Miscellaneous Manufacturing)	700	21,042
Triumph Group, Inc. (Aerospace/Defense)	420	24,549
Trustmark Corp. (Banks)	560	13,602
Tupperware Corp. (Household Products/Wares)	490	27,425
tw telecom, Inc.* (Telecommunications)	1,330	25,775
UDR, Inc. (REIT)	2,030	50,953
UGI Corp. (Gas)	1,050	30,870
Under Armour, Inc.—Class A* (Apparel)	350	25,126
Unit Corp.* (Oil & Gas)	350	16,240
United Rentals, Inc.* (Commercial Services)	560	16,548
United Therapeutics Corp.* (Biotechnology)	490	23,152
Universal Corp. (Agriculture)	210	9,652
Universal Health Services, Inc.—Class B (Healthcare-Services)	910	35,363
URS Corp.* (Engineering & Construction)	700	24,584
UTI Worldwide, Inc. (Transportation)	910	12,094
Valassis Communications, Inc.* (Commercial Services)	420	8,077
Valley National Bancorp (Banks)	1,750	21,647
Valmont Industries, Inc. (Metal Fabricate/Hardware)	210	19,066
ValueClick, Inc.* (Internet)	770	12,543
VCA Antech, Inc.* (Pharmaceuticals)	770	15,207
Vectren Corp. (Gas)	770	23,277
VeriFone Systems, Inc.* (Software)	980	34,810
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,890	62,767
Vishay Intertechnology, Inc.* (Electronics)	1,400	12,586
W.R. Berkley Corp. (Insurance)	980	33,702
Wabtec Corp. (Machinery-Diversified)	420	29,379
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	770	19,073
Washington Federal, Inc. (Savings & Loans)	980	13,710
Waste Connections, Inc. (Environmental Control)	1,050	34,797
Watsco, Inc. (Distribution/Wholesale)	280	18,385
Webster Financial Corp. (Banks)	700	14,273
Weingarten Realty Investors (REIT)	1,120	24,438
WellCare Health Plans, Inc.* (Healthcare-Services)	420	22,050
Werner Enterprises, Inc. (Transportation)	420	10,122
Westamerica Bancorp (Banks)	280	12,292
Westar Energy, Inc. (Electric)	1,050	30,219
WGL Holdings, Inc. (Gas)	490	21,668
Williams-Sonoma, Inc. (Retail)	910	35,035
WMS Industries, Inc.* (Leisure Time)	490	10,055
Woodward, Inc. (Electronics)	560	22,921
World Fuel Services Corp. (Retail)	630	26,447
Worthington Industries, Inc. (Metal Fabricate/Hardware)	490	8,026
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	490	17,532
TOTAL COMMON STOCKS (Cost $5,665,367)		9,581,972

Repurchase Agreements(b)(c) (42.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $7,035,000	$7,035,000	$7,035,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,035,000)		7,035,000
TOTAL INVESTMENT SECURITIES (Cost $12,700,367)—100.0%		16,616,972
Net other assets (liabilities)—NM		8,276
NET ASSETS—100.0%		$16,625,248

*	Non-income producing security
(a)	Security issued in connection with a pending litigation settlement and was fair valued at $0 on December 31, 2011.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $2,975,000.

(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 3/19/12 (Underlying notional amount at value $2,801,600)	32	$(25,591)

See accompanying notes to the financial statements.

140 :: ProFund VP UltraMid-Cap :: Financial Statements

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$11,072,607	$(90,922)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	9,685,016	(93,672)
		$(184,594)

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$15,400	0.1%
Aerospace/Defense	106,656	0.6%
Agriculture	9,652	0.1%
Airlines	36,109	0.2%
Apparel	88,982	0.5%
Auto Manufacturers	17,959	0.1%
Banks	370,707	2.2%
Beverages	117,869	0.7%
Biotechnology	156,367	0.9%
Building Materials	82,219	0.5%
Chemicals	247,177	1.5%
Coal	35,555	0.2%
Commercial Services	470,588	2.8%
Computers	217,061	1.3%
Distribution/Wholesale	138,305	0.8%
Diversified Financial Services	158,156	1.0%
Electric	354,169	2.1%
Electrical Components & Equipment	178,946	1.1%
Electronics	323,824	1.9%
Engineering & Construction	106,615	0.6%
Entertainment	39,600	0.2%
Environmental Control	70,838	0.4%
Food	171,770	1.0%
Forest Products & Paper	27,986	0.2%
Gas	225,764	1.4%
Hand/Machine Tools	73,525	0.4%
Healthcare-Products	331,900	2.0%
Healthcare-Services	230,379	1.4%
Home Builders	97,105	0.6%
Household Products/Wares	112,275	0.7%
Insurance	412,499	2.5%
Internet	143,159	0.9%
Investment Companies	11,721	0.1%
Iron/Steel	81,479	0.5%
Leisure Time	64,957	0.4%
Machinery-Construction & Mining	13,240	0.1%
Machinery-Diversified	198,307	1.2%
Media	100,100	0.6%
Metal Fabricate/Hardware	71,421	0.4%
Mining	19,278	0.1%
Miscellaneous Manufacturing	282,486	1.7%
Office Furnishings	21,294	0.1%
Oil & Gas	330,208	2.0%
Oil & Gas Services	197,286	1.2%
Packaging & Containers	149,372	0.9%
Pharmaceuticals	131,735	0.8%
REIT	832,463	5.0%
Real Estate	25,729	0.2%
Retail	676,818	4.1%
Savings & Loans	96,787	0.6%
Semiconductors	270,659	1.6%
Shipbuilding	13,138	0.1%
Software	351,459	2.1%
Telecommunications	165,628	1.0%
Textiles	29,326	0.2%
Transportation	231,845	1.4%
Trucking & Leasing	18,337	0.1%
Water	27,783	0.2%
Other**	7,043,276	42.4%
Total	$16,625,248	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 141

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$12,700,367
Securities, at value	9,581,972
Repurchase agreements, at value	7,035,000
Total Investment Securities, at value	16,616,972
Cash	971
Segregated cash balances with brokers	230,720
Dividends receivable	10,127
Receivable for capital shares issued	860,486
Receivable for investments sold	5,095
Prepaid expenses	122
TOTAL ASSETS	17,724,493

LIABILITIES:
Payable for investments purchased	19,490
Payable for capital shares redeemed	841,667
Unrealized loss on swap agreements	184,594
Variation margin on futures contracts	16,000
Advisory fees payable	8,063
Management services fees payable	1,075
Administration fees payable	724
Administrative services fees payable	5,851
Distribution fees payable	4,348
Trustee fees payable	1
Transfer agency fees payable	1,168
Fund accounting fees payable	1,616
Compliance services fees payable	130
Other accrued expenses	14,518
TOTAL LIABILITIES	1,099,245
NET ASSETS	$16,625,248

NET ASSETS CONSIST OF:
Capital	$29,112,551
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(16,193,723)
Net unrealized appreciation (depreciation) on investments	3,706,420
NET ASSETS	$16,625,248

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	700,758

Net Asset Value (offering and redemption price per share)	$23.72

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$223,302
Interest	4,153
TOTAL INVESTMENT INCOME	227,455

EXPENSES:
Advisory fees	210,096
Management services fees	28,013
Administration fees	11,923
Transfer agency fees	17,549
Administrative services fees	91,642
Distribution fees	70,032
Custody fees	8,999
Fund accounting fees	26,272
Trustee fees	606
Compliance services fees	276
Other fees	41,471
Total Gross Expenses before reductions	506,879
Less Expenses reduced by the Advisor	(36,264)
TOTAL NET EXPENSES	470,615
NET INVESTMENT INCOME (LOSS)	(243,160)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,606,064
Net realized gains (losses) on futures contracts	215,382
Net realized gains (losses) on swap agreements	(3,032,812)
Change in net unrealized appreciation/depreciation on investments	(3,689,061)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,900,427)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,143,587)

See accompanying notes to the financial statements.

142 :: ProFund VP UltraMid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(243,160)	$(249,453)
Net realized gains (losses) on investments	(211,366)	8,827,919
Change in net unrealized appreciation/depreciation on investments	(3,689,061)	3,057,393
Change in net assets resulting from operations	(4,143,587)	11,635,859
CAPITAL TRANSACTIONS:
Proceeds from shares issued	303,535,485	344,588,727
Value of shares redeemed	(325,140,747)	(344,308,356)
Change in net assets resulting from capital transactions	(21,605,262)	280,371
Change in net assets	(25,748,849)	11,916,230
NET ASSETS:
Beginning of period	42,374,097	30,457,867
End of period	$16,625,248	$42,374,097
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	10,810,062	16,511,263
Redeemed	(11,651,193)	(16,628,357)
Change in shares	(841,131)	(117,094)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraMid-Cap :: 143

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$27.48	$18.36	$11.08	$34.48	$33.34

Investment Activities:
Net investment income (loss)(a)	(0.24)	(0.18)	(0.09)	0.01	0.18
Net realized and unrealized gains (losses) on investments	(3.52)	9.30	7.38	(23.09)	1.84
Total income (loss) from investment activities	(3.76)	9.12	7.29	(23.08)	2.02

Distributions to Shareholders From:
Net investment income	—	—	(0.01)	(0.32)	(0.10)
Net realized gains on investments	—	—	—	—	(0.78)
Total distributions	—	—	(0.01)	(0.32)	(0.88)

Net Asset Value, End of Period	$23.72	$27.48	$18.36	$11.08	$34.48

Total Return	(13.65)%	49.67%	65.79%	(67.48)%	6.00%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.78%	1.84%	1.77%	1.69%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(0.87)%	(0.83)%	(0.66)%	0.04%	0.47%

Supplemental Data:
Net assets, end of period (000’s)	$16,625	$42,374	$30,458	$23,062	$65,251
Portfolio turnover rate(b)	13%	219%	283%	496%	501%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

144 :: ProFund VP UltraSmall-Cap :: Management Discussion of Fund Performance

ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -18.83%. For the same period, the Index had a total return of -4.19%(1) and a volatility of 33.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP UltraSmall-Cap	-18.83%	-13.09%	-0.67%
Russell 2000 Index	-4.19%	0.15%	5.64%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraSmall-Cap	1.82%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	14%
Futures Contracts	13%
Swap Agreements	174%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HealthSpring, Inc.	NM
Netlogic Microsystems, Inc.	NM
HMS Holdings Corp.	NM
World Fuel Services Corp.	NM
SuccessFactors, Inc.	NM

NM Not meaningful, amount is less than 0.05%.

Russell 2000 Index – Composition

% of Index
Financial	22%
Consumer Non-Cyclical	21%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	6%
Energy	6%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraSmall-Cap :: 145

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (14.1%)

	Shares	Value
1st Source Corp. (Banks)	102	$2,584
3D Systems Corp.* (Computers)	102	1,469
99 Cents Only Stores* (Retail)	102	2,239
A123 Systems, Inc.* (Electrical Components & Equipment)	255	411
AAON, Inc. (Building Materials)	68	1,393
AAR Corp. (Aerospace/Defense)	102	1,955
Abaxis, Inc.* (Healthcare-Products)	68	1,882
ABIOMED, Inc.* (Healthcare-Products)	85	1,570
ABM Industries, Inc. (Commercial Services)	153	3,155
AboveNet, Inc.* (Internet)	68	4,421
Acacia Research Corp.* (Media)	119	4,345
Acadia Realty Trust (REIT)	34	685
Accelrys, Inc.* (Software)	272	1,828
Acco Brands Corp.* (Household Products/Wares)	136	1,312
Accretive Health, Inc.* (Commercial Services)	102	2,344
Accuray, Inc.* (Healthcare-Products)	170	719
Accuride Corp.* (Auto Parts & Equipment)	68	484
ACI Worldwide, Inc.* (Software)	119	3,408
Acorda Therapeutics, Inc.* (Biotechnology)	102	2,432
Actuant Corp.—Class A (Miscellaneous Manufacturing)	170	3,857
Acuity Brands, Inc. (Electrical Components & Equipment)	102	5,406
Acxiom Corp.* (Software)	170	2,076
ADTRAN, Inc. (Telecommunications)	136	4,102
Advance America Cash Advance Centers, Inc. (Commercial Services)	170	1,522
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	119	1,277
Advent Software, Inc.* (Software)	85	2,071
Advisory Board Co.* (Commercial Services)	34	2,523
Aegion Corp.* (Engineering & Construction)	102	1,565
Aeroflex Holding Corp.* (Semiconductors)	34	348
Aeropostale, Inc.* (Retail)	204	3,111
Aerovironment, Inc.* (Aerospace/Defense)	34	1,070
AFC Enterprises, Inc.* (Retail)	85	1,250
Affymetrix, Inc.* (Healthcare-Products)	170	695
Air Methods Corp.* (Healthcare-Services)	34	2,871
Air Transport Services Group, Inc.* (Transportation)	153	722
Aircastle, Ltd. (Trucking & Leasing)	170	2,162
Akorn, Inc.* (Pharmaceuticals)	153	1,701
Alaska Air Group, Inc.* (Airlines)	85	6,383
Alaska Communications Systems Group, Inc. (Telecommunications)	170	512
Albany International Corp.—Class A (Machinery-Diversified)	85	1,965
Align Technology, Inc.* (Healthcare-Products)	153	3,630
Alkermes PLC* (Pharmaceuticals)	238	4,132
Allegiant Travel Co.* (Airlines)	34	1,814
ALLETE, Inc. (Electric)	85	3,568
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	153	1,247
Alterra Capital Holdings, Ltd. (Insurance)	238	5,624
Altra Holdings, Inc.* (Machinery-Diversified)	85	1,601
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	1,286
AMCOL International Corp. (Mining)	68	1,826
Amedisys, Inc.* (Healthcare-Services)	85	927
AMERCO (Trucking & Leasing)	17	1,503
American Assets Trust, Inc. (REIT)	102	2,092
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	187	1,849
American Campus Communities, Inc. (REIT)	136	5,707
American Equity Investment Life Holding Co. (Insurance)	204	2,122
American Greetings Corp.—Class A (Household Products/Wares)	136	1,701
American Public Education, Inc.* (Commercial Services)	51	2,207
American Science & Engineering, Inc. (Electronics)	34	2,316
American States Water Co. (Water)	85	2,966
American Superconductor Corp.* (Electrical Components & Equipment)	119	439
American Vanguard Corp. (Chemicals)	68	907
Amerigon, Inc.* (Auto Parts & Equipment)	85	1,212
Amerisafe, Inc.* (Insurance)	85	1,976
Ameristar Casinos, Inc. (Lodging)	85	1,470
Amkor Technology, Inc.* (Semiconductors)	204	889
AMN Healthcare Services, Inc.* (Commercial Services)	119	527
AmSurg Corp.* (Healthcare-Services)	102	2,656
AmTrust Financial Services, Inc. (Insurance)	51	1,211
Amyris, Inc.* (Energy-Alternate Sources)	51	589
Analogic Corp. (Electronics)	51	2,923
Ancestry.com, Inc.* (Internet)	85	1,952
AngioDynamics, Inc.* (Healthcare-Products)	85	1,259
Anixter International, Inc.* (Telecommunications)	68	4,056
Ann, Inc.* (Retail)	119	2,949
Anworth Mortgage Asset Corp. (REIT)	544	3,416
Apco Oil & Gas International, Inc. (Oil & Gas)	34	2,778
Apogee Enterprises, Inc. (Building Materials)	102	1,251
Apollo Investment Corp. (Investment Companies)	527	3,394
Applied Industrial Technologies, Inc. (Machinery-Diversified)	102	3,587
Applied Micro Circuits Corp.* (Semiconductors)	221	1,485
Approach Resources, Inc.* (Oil & Gas)	68	2,000
Arbitron, Inc. (Commercial Services)	68	2,340
Ardea Biosciences, Inc.* (Pharmaceuticals)	51	857
Argo Group International Holdings, Ltd. (Insurance)	68	1,969
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	340	4,165
Arkansas Best Corp. (Transportation)	68	1,310
ARMOUR Residential REIT, Inc. (REIT)	119	839
ArQule, Inc.* (Biotechnology)	204	1,151
Arris Group, Inc.* (Telecommunications)	289	3,127
ArthroCare Corp.* (Healthcare-Products)	68	2,154
Artio Global Investors, Inc. (Diversified Financial Services)	68	332
Aruba Networks, Inc.* (Telecommunications)	204	3,778
Asbury Automotive Group, Inc.* (Retail)	68	1,466
Ascena Retail Group, Inc.* (Retail)	153	4,547
Ascent Media Corp.—Class A* (Entertainment)	51	2,587
Ashford Hospitality Trust (REIT)	102	816
Aspen Technology, Inc.* (Software)	204	3,539
Assisted Living Concepts, Inc.—Class A (Healthcare-Services)	68	1,013
Associated Estates Realty Corp. (REIT)	187	2,983
Astec Industries, Inc.* (Machinery-Construction & Mining)	85	2,738
Astoria Financial Corp. (Savings & Loans)	238	2,021

See accompanying notes to the financial statements.

146 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
athenahealth, Inc.* (Software)	102	$5,010
Atlantic Power Corp. (Electric)	187	2,674
Atlantic Tele-Network, Inc. (Telecommunications)	34	1,328
Atlas Air Worldwide Holdings, Inc.* (Transportation)	68	2,613
ATMI, Inc.* (Semiconductors)	68	1,362
ATP Oil & Gas Corp.* (Oil & Gas)	136	1,001
Atrion Corp. (Healthcare-Products)	17	4,084
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	119	2,372
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	323	662
Aveo Phamaceuticals, Inc.* (Biotechnology)	85	1,462
Avid Technology, Inc.* (Software)	85	725
Avis Budget Group, Inc.* (Commercial Services)	272	2,916
Avista Corp. (Electric)	119	3,064
AZZ, Inc. (Miscellaneous Manufacturing)	34	1,545
B&G Foods, Inc.—Class A (Food)	119	2,864
Badger Meter, Inc. (Electronics)	51	1,501
Balchem Corp. (Chemicals)	102	4,135
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	68	1,091
BancorpSouth, Inc. (Banks)	187	2,061
Bank of the Ozarks, Inc. (Banks)	68	2,015
Barnes & Noble, Inc.* (Retail)	68	985
Barnes Group, Inc. (Miscellaneous Manufacturing)	153	3,689
Basic Energy Services, Inc.* (Oil & Gas Services)	68	1,340
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	119	2,407
Belden, Inc. (Electrical Components & Equipment)	85	2,829
Belo Corp.—Class A (Media)	221	1,392
Benchmark Electronics, Inc.* (Electronics)	187	2,519
Berkshire Hills Bancorp, Inc. (Savings & Loans)	85	1,886
Berry Petroleum Co.—Class A (Oil & Gas)	119	5,000
BGC Partners, Inc.—Class A (Diversified Financial Services)	238	1,414
Bill Barrett Corp.* (Oil & Gas)	119	4,054
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	85	1,383
BioMed Realty Trust, Inc. (REIT)	289	5,225
BJ’s Restaurants, Inc.* (Retail)	51	2,311
Black Box Corp. (Telecommunications)	85	2,383
Black Hills Corp. (Electric)	102	3,425
Blackbaud, Inc. (Software)	119	3,296
BlackRock Kelso Capital Corp. (Investment Companies)	221	1,803
Blount International, Inc.* (Miscellaneous Manufacturing)	136	1,975
Blue Coat Systems, Inc.* (Internet)	102	2,596
Blue Nile, Inc.* (Internet)	34	1,390
Bob Evans Farms, Inc. (Retail)	85	2,851
Boise, Inc. (Forest Products & Paper)	306	2,179
Boston Beer Co., Inc.—Class A* (Beverages)	17	1,846
Boston Private Financial Holdings, Inc. (Banks)	170	1,350
Bottomline Technologies, Inc.* (Software)	85	1,969
Boyd Gaming Corp.* (Lodging)	170	1,268
BPZ Resources, Inc.* (Oil & Gas)	255	724
Brady Corp.—Class A (Electronics)	119	3,757
Bravo Brio Restaurant Group, Inc.* (Retail)	51	875
Bridgepoint Education, Inc.* (Commercial Services)	51	1,173
Briggs & Stratton Corp. (Machinery-Diversified)	136	2,107
Brightpoint, Inc.* (Distribution/Wholesale)	187	2,012
Bristow Group, Inc. (Transportation)	102	4,834
BroadSoft, Inc.* (Internet)	68	2,054
Brookline Bancorp, Inc. (Savings & Loans)	170	1,435
Brooks Automation, Inc. (Semiconductors)	170	1,746
Brown Shoe Co., Inc. (Retail)	102	908
Brunswick Corp. (Leisure Time)	221	3,991
Buckeye Technologies, Inc. (Forest Products & Paper)	170	5,685
Buffalo Wild Wings, Inc.* (Retail)	51	3,443
Cabela’s, Inc.* (Retail)	102	2,593
Cabot Microelectronics Corp.* (Semiconductors)	51	2,410
CACI International, Inc.—Class A* (Computers)	68	3,803
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	102	403
Cal Dive International, Inc.* (Oil & Gas Services)	255	574
Cal-Maine Foods, Inc. (Food)	34	1,243
Calgon Carbon Corp.* (Environmental Control)	153	2,404
California Water Service Group (Water)	136	2,483
Calix, Inc.* (Telecommunications)	85	550
Callaway Golf Co. (Leisure Time)	170	940
Campus Crest Communities, Inc. (REIT)	102	1,026
Cantel Medical Corp. (Healthcare-Products)	34	950
Capella Education Co.* (Commercial Services)	51	1,839
Capital Lease Funding, Inc. (REIT)	255	1,030
Capstead Mortgage Corp. (REIT)	272	3,384
Capstone Turbine Corp.* (Electrical Components & Equipment)	765	887
Cardinal Financial Corp. (Banks)	136	1,461
Cardtronics, Inc.* (Commercial Services)	102	2,760
Carrizo Oil & Gas, Inc.* (Oil & Gas)	102	2,688
Carter’s, Inc.* (Apparel)	119	4,737
Cascade Corp. (Machinery-Diversified)	34	1,604
Casey’s General Stores, Inc. (Retail)	85	4,378
Cash America International, Inc. (Retail)	85	3,964
Cass Information Systems, Inc. (Banks)	34	1,237
Cathay Bancorp, Inc. (Banks)	204	3,046
Cavium, Inc.* (Semiconductors)	136	3,866
Cbeyond, Inc.* (Telecommunications)	85	681
CBL & Associates Properties, Inc. (REIT)	357	5,605
CEC Entertainment, Inc. (Retail)	68	2,343
Cell Therapeutics, Inc.* (Biotechnology)	408	473
Centene Corp.* (Healthcare-Services)	136	5,384
Central European Distribution Corp.* (Beverages)	170	744
Central Eurpoean Media Enterprises, Ltd.—Class A* (Media)	85	554
Central Garden & Pet Co.—Class A* (Household Products/Wares)	136	1,132
Central Vermont Public Service Corp. (Electric)	34	1,193
Century Aluminum Co.* (Mining)	153	1,302
Cenveo, Inc.* (Commercial Services)	187	636
Cepheid, Inc.* (Healthcare-Products)	170	5,850
Ceradyne, Inc.* (Miscellaneous Manufacturing)	68	1,821
CEVA, Inc.* (Semiconductors)	68	2,058
CH Energy Group, Inc. (Electric)	68	3,970
Charming Shoppes, Inc.* (Retail)	340	1,666
Chart Industries, Inc.* (Machinery-Diversified)	85	4,596
Checkpoint Systems, Inc.* (Electronics)	102	1,116
Chemed Corp. (Commercial Services)	68	3,482
Chemical Financial Corp. (Banks)	221	4,712
Chemtura Corp.* (Chemicals)	255	2,892
Cheniere Energy, Inc.* (Oil & Gas)	187	1,625
Chesapeake Lodging Trust (REIT)	102	1,577
Chesapeake Utilities Corp. (Gas)	34	1,474
Chiquita Brands International, Inc.* (Food)	136	1,134
Churchill Downs, Inc. (Entertainment)	51	2,659

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 147

Common Stocks, continued

	Shares	Value
CIBER, Inc.* (Computers)	221	$853
Cincinnati Bell, Inc.* (Telecommunications)	561	1,700
Cinemark Holdings, Inc. (Entertainment)	221	4,086
CIRCOR International, Inc. (Metal Fabricate/Hardware)	34	1,201
Cirrus Logic, Inc.* (Semiconductors)	170	2,694
City Holding Co. (Banks)	51	1,728
CLARCOR, Inc. (Miscellaneous Manufacturing)	119	5,949
Clayton Williams Energy, Inc.* (Oil & Gas)	17	1,290
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	153	1,906
Clean Harbors, Inc.* (Environmental Control)	102	6,500
Clearwater Paper Corp.* (Forest Products & Paper)	68	2,421
Cleco Corp. (Electric)	136	5,182
Cloud Peak Energy, Inc.* (Coal)	170	3,284
CNO Financial Group, Inc.* (Insurance)	595	3,754
Coca-Cola Bottling Co. (Beverages)	17	995
Coeur d’Alene Mines Corp.* (Mining)	238	5,745
Cogent Communications Group, Inc.* (Internet)	119	2,010
Cognex Corp. (Machinery-Diversified)	102	3,651
Cohen & Steers, Inc. (Diversified Financial Services)	34	983
Coherent, Inc.* (Electronics)	51	2,666
Cohu, Inc. (Semiconductors)	119	1,351
Coinstar, Inc.* (Retail)	85	3,879
Colfax Corp.* (Miscellaneous Manufacturing)	85	2,421
Collective Brands, Inc.* (Retail)	153	2,199
Colonial Properties Trust (REIT)	204	4,255
Colony Financial, Inc. (REIT)	136	2,137
Columbia Banking System, Inc. (Banks)	153	2,948
Columbia Sportswear Co. (Apparel)	34	1,583
Columbus McKinnon Corp. NY* (Machinery-Diversified)	85	1,079
Comfort Systems USA, Inc. (Building Materials)	136	1,458
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	102	922
Community Bank System, Inc. (Banks)	136	3,781
Community Trust Bancorp, Inc. (Banks)	170	5,001
CommVault Systems, Inc.* (Software)	102	4,357
Compass Diversified Holdings (Holding Companies-Diversified)	136	1,685
Complete Production Services, Inc.* (Oil & Gas Services)	204	6,846
Computer Programs & Systems, Inc. (Software)	34	1,738
comScore, Inc.* (Internet)	85	1,802
Comstock Resources, Inc.* (Oil & Gas)	119	1,821
Comtech Telecommunications Corp. (Telecommunications)	85	2,433
Conceptus, Inc.* (Healthcare-Products)	85	1,074
Concur Technologies, Inc.* (Software)	102	5,181
CONMED Corp.* (Healthcare-Products)	85	2,182
Consolidated Communications Holdings, Inc. (Telecommunications)	204	3,886
Consolidated Graphics, Inc.* (Commercial Services)	34	1,642
Constant Contact, Inc.* (Internet)	85	1,973
Contango Oil & Gas Co.* (Oil & Gas)	34	1,978
Convergys Corp.* (Commercial Services)	272	3,473
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	153	2,144
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	34	1,346
Coresite Realty Corp. (REIT)	68	1,212
Corinthian Colleges, Inc.* (Commercial Services)	238	516
CoStar Group, Inc.* (Commercial Services)	68	4,538
Cousins Properties, Inc. (REIT)	187	1,199
Cracker Barrel Old Country Store, Inc. (Retail)	51	2,571
Credit Acceptance Corp.* (Diversified Financial Services)	17	1,399
CreXus Investment Corp. (REIT)	221	2,294
Crocs, Inc.* (Apparel)	221	3,264
Crosstex Energy, Inc. (Pipelines)	119	1,504
CSG Systems International, Inc.* (Software)	102	1,500
CSR PLC ADR* (Semiconductors)	20	229
CTS Corp. (Electronics)	170	1,564
CubeSmart (REIT)	238	2,532
Cubic Corp. (Aerospace/Defense)	34	1,482
Cubist Pharmaceuticals, Inc.* (Biotechnology)	153	6,062
Curtiss-Wright Corp. (Aerospace/Defense)	85	3,003
CVB Financial Corp. (Banks)	238	2,387
CVR Energy, Inc.* (Oil & Gas)	221	4,139
Cyberonics, Inc.* (Healthcare-Products)	85	2,847
Cymer, Inc.* (Electronics)	68	3,384
CYS Investments, Inc. (REIT)	289	3,797
Daktronics, Inc. (Electronics)	102	976
Dana Holding Corp.* (Auto Parts & Equipment)	374	4,544
Darling International, Inc.* (Environmental Control)	289	3,841
DCT Industrial Trust, Inc. (REIT)	714	3,656
DealerTrack Holdings, Inc.* (Internet)	102	2,781
Delphi Financial Group, Inc.—Class A (Insurance)	153	6,778
Deltic Timber Corp. (Forest Products & Paper)	34	2,053
Deluxe Corp. (Commercial Services)	119	2,708
Denny’s Corp.* (Retail)	357	1,342
DepoMed, Inc.* (Pharmaceuticals)	204	1,057
Dexcom, Inc.* (Healthcare-Products)	170	1,583
DFC Global Corp.* (Commercial Services)	119	2,149
Diamond Foods, Inc. (Food)	51	1,646
DiamondRock Hospitality Co. (REIT)	476	4,589
Dice Holdings, Inc.* (Internet)	136	1,127
Digi International, Inc.* (Software)	85	949
Digital Generation, Inc.* (Media)	68	811
Digital River, Inc.* (Internet)	119	1,787
DigitalGlobe, Inc.* (Telecommunications)	85	1,454
Dime Community Bancshares, Inc. (Savings & Loans)	153	1,928
DineEquity, Inc.* (Retail)	34	1,435
Diodes, Inc.* (Semiconductors)	85	1,811
Dole Food Co., Inc.* (Food)	102	882
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	68	4,778
Domino’s Pizza, Inc.* (Retail)	153	5,194
Dorman Products, Inc.* (Auto Parts & Equipment)	51	1,883
Drew Industries, Inc.* (Building Materials)	68	1,668
Dril-Quip, Inc.* (Oil & Gas Services)	85	5,595
DTS, Inc.* (Home Furnishings)	51	1,389
Duff & Phelps Corp.—Class A (Diversified Financial Services)	119	1,726
DuPont Fabros Technology, Inc. (REIT)	153	3,706
Dycom Industries, Inc.* (Engineering & Construction)	102	2,134
Dynavax Technologies Corp.* (Biotechnology)	391	1,298
Dynegy, Inc.—Class A* (Electric)	255	706
Dynex Capital, Inc. (REIT)	153	1,397
E.W. Scripps Co.* (Media)	136	1,089
Eagle Materials, Inc. (Building Materials)	102	2,617
EarthLink, Inc. (Internet)	289	1,861
EastGroup Properties, Inc. (REIT)	51	2,217
Eastman Kodak Co.* (Miscellaneous Manufacturing)	680	442

See accompanying notes to the financial statements.

148 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Ebix, Inc. (Software)	68	$1,503
Echelon Corp.* (Computers)	102	497
Education Realty Trust, Inc. (REIT)	204	2,087
El Paso Electric Co. (Electric)	119	4,122
Electro Rent Corp. (Commercial Services)	102	1,749
Electro Scientific Industries, Inc. (Electronics)	68	985
Electronics for Imaging, Inc.* (Computers)	119	1,696
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	51	1,889
EMCOR Group, Inc. (Engineering & Construction)	170	4,558
Emergent Biosolutions, Inc.* (Biotechnology)	68	1,145
Emeritus Corp.* (Healthcare-Services)	102	1,786
Empire District Electric Co. (Electric)	102	2,151
Employers Holdings, Inc. (Insurance)	102	1,845
Emulex Corp.* (Semiconductors)	221	1,516
Encore Capital Group, Inc.* (Diversified Financial Services)	51	1,084
Encore Wire Corp. (Electrical Components & Equipment)	51	1,321
Endeavour International Corp.* (Oil & Gas)	136	1,182
Endologix, Inc.* (Healthcare-Products)	136	1,561
Energy Partners, Ltd.* (Oil & Gas)	119	1,737
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	187	5,962
EnergySolutions, Inc.* (Environmental Control)	187	578
EnerNOC, Inc.* (Electric)	68	739
EnerSys* (Electrical Components & Equipment)	119	3,090
Ennis, Inc. (Household Products/Wares)	85	1,133
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	51	1,682
Enstar Group, Ltd.* (Insurance)	17	1,669
Entegris, Inc.* (Semiconductors)	323	2,818
Entertainment Properties Trust (REIT)	102	4,458
Entropic Communications, Inc.* (Semiconductors)	204	1,042
Enzon Pharmaceuticals, Inc.* (Biotechnology)	170	1,139
EPIQ Systems, Inc. (Software)	119	1,430
Equity Lifestyle Properties, Inc. (REIT)	68	4,535
Equity One, Inc. (REIT)	51	866
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	51	1,468
Esterline Technologies Corp.* (Aerospace/Defense)	68	3,806
Ethan Allen Interiors, Inc. (Home Furnishings)	68	1,612
Euronet Worldwide, Inc.* (Commercial Services)	136	2,513
Evercore Partners, Inc.—Class A (Diversified Financial Services)	51	1,358
Exact Sciences Corp.* (Biotechnology)	153	1,242
ExamWorks Group, Inc.* (Commercial Services)	68	645
Exelixis, Inc.* (Biotechnology)	340	1,610
Exide Technologies* (Auto Parts & Equipment)	255	671
Exlservice Holdings, Inc.* (Commercial Services)	34	761
Exponent, Inc.* (Engineering & Construction)	68	3,126
Express, Inc.* (Retail)	136	2,712
Exterran Holdings, Inc.* (Oil & Gas Services)	153	1,392
Extra Space Storage, Inc. (REIT)	187	4,531
EZCORP, Inc.—Class A* (Retail)	119	3,138
F.N.B. Corp. (Banks)	306	3,461
Fabrinet* (Miscellaneous Manufacturing)	51	698
Fair Isaac Corp. (Software)	102	3,656
FARO Technologies, Inc.* (Electronics)	51	2,346
FBL Financial Group, Inc.—Class A (Insurance)	51	1,735
Federal Signal Corp.* (Miscellaneous Manufacturing)	272	1,129
FEI Co.* (Electronics)	102	4,160
FelCor Lodging Trust, Inc.* (REIT)	442	1,348
Ferro Corp.* (Chemicals)	204	998
Fifth Street Finance Corp. (Investment Companies)	238	2,278
Financial Engines, Inc.* (Diversified Financial Services)	119	2,657
Finisar Corp.* (Telecommunications)	221	3,701
First American Financial Corp. (Insurance)	289	3,662
First Busey Corp. (Banks)	357	1,785
First Cash Financial Services, Inc.* (Retail)	85	2,983
First Commonwealth Financial Corp. (Banks)	323	1,699
First Financial Bancorp (Banks)	119	1,980
First Financial Bankshares, Inc. (Banks)	102	3,410
First Financial Corp. (Banks)	34	1,132
First Industrial Realty Trust, Inc.* (REIT)	170	1,739
First Midwest Bancorp, Inc. (Banks)	204	2,067
First Potomac Realty Trust (REIT)	102	1,331
FirstMerit Corp. (Banks)	238	3,601
Flagstone Reinsurance Holdings S.A. (Insurance)	170	1,409
Flotek Industries, Inc.* (Oil & Gas Services)	136	1,355
Flushing Financial Corp. (Savings & Loans)	119	1,503
Forestar Group, Inc.* (Real Estate)	102	1,543
FormFactor, Inc.* (Semiconductors)	289	1,462
Forrester Research, Inc.* (Commercial Services)	51	1,731
Forward Air Corp. (Transportation)	85	2,724
Franklin Electric Co., Inc. (Hand/Machine Tools)	51	2,222
Franklin Street Properties Corp. (REIT)	204	2,030
Fred’s, Inc. (Retail)	170	2,479
Fresh Del Monte Produce, Inc. (Food)	85	2,126
Frontline, Ltd. (Transportation)	119	511
FTI Consulting, Inc.* (Commercial Services)	102	4,327
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	51	841
Fuller (H.B.) Co. (Chemicals)	136	3,143
FX Energy, Inc.* (Oil & Gas)	187	898
G & K Services, Inc. (Textiles)	68	1,979
G-III Apparel Group, Ltd.* (Apparel)	51	1,270
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	17	739
Gaylord Entertainment Co.* (Lodging)	102	2,462
GenCorp, Inc.* (Aerospace/Defense)	187	995
Generac Holdings, Inc.* (Electrical Components & Equipment)	85	2,383
General Communication, Inc.—Class A* (Telecommunications)	136	1,331
Genesco, Inc.* (Retail)	51	3,149
Genesee & Wyoming, Inc.—Class A* (Transportation)	119	7,209
Genomic Health, Inc.* (Healthcare-Products)	51	1,295
Gentiva Health Services, Inc.* (Healthcare-Services)	85	574
GeoEye, Inc.* (Telecommunications)	68	1,511
GeoResources, Inc.* (Oil & Gas)	85	2,491
Georgia Gulf Corp.* (Chemicals)	85	1,657
Geron Corp.* (Biotechnology)	442	654
Getty Realty Corp. (REIT)	85	1,186
GFI Group, Inc. (Diversified Financial Services)	272	1,121
Gibraltar Industries, Inc.* (Building Materials)	102	1,424
Glacier Bancorp, Inc. (Banks)	272	3,272
Glatfelter (Forest Products & Paper)	136	1,920
Glimcher Realty Trust (REIT)	255	2,346
Global Geophysical Services, Inc.* (Oil & Gas Services)	51	343
Global Power Equipment Group, Inc.* (Machinery-Diversified)	17	404
Globe Specialty Metals, Inc. (Mining)	187	2,504

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 149

Common Stocks, continued

	Shares	Value
Globecomm Systems, Inc.* (Telecommunications)	68	$930
GNC Acquisition Holdings, Inc.—Class A* (Retail)	51	1,476
Golar LNG, Ltd. (Transportation)	85	3,778
Gold Resource Corp. (Mining)	68	1,445
Golden Star Resources, Ltd.* (Mining)	782	1,290
Goodrich Petroleum Corp.* (Oil & Gas)	85	1,167
Government Properties Income Trust (REIT)	102	2,300
Grand Canyon Education, Inc.* (Commercial Services)	85	1,357
Granite Construction, Inc. (Engineering & Construction)	102	2,419
Graphic Packaging Holding Co.* (Packaging & Containers)	442	1,883
Great Lakes Dredge & Dock Co. (Commercial Services)	204	1,134
Greatbatch, Inc.* (Healthcare-Products)	68	1,503
Greenlight Capital Re, Ltd.—Class A* (Insurance)	102	2,414
Griffon Corp. (Miscellaneous Manufacturing)	170	1,552
Group 1 Automotive, Inc. (Retail)	68	3,522
GT Advanced Technologies, Inc.* (Semiconductors)	306	2,215
Gulf Island Fabrication, Inc. (Oil & Gas Services)	51	1,490
GulfMark Offshore, Inc.—Class A* (Transportation)	68	2,857
Gulfport Energy Corp.* (Oil & Gas)	102	3,004
H&E Equipment Services, Inc.* (Commercial Services)	102	1,369
Haemonetics Corp.* (Healthcare-Products)	51	3,122
Halozyme Therapeutics, Inc.* (Biotechnology)	289	2,748
Hancock Holding Co. (Banks)	187	5,978
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	85	1,589
Harleysville Group, Inc. (Insurance)	68	3,847
Harmonic, Inc.* (Telecommunications)	340	1,714
Harte-Hanks, Inc. (Advertising)	136	1,236
Harvest Natural Resources, Inc.* (Oil & Gas)	102	753
Hatteras Financial Corp. (REIT)	221	5,828
Haynes International, Inc. (Metal Fabricate/Hardware)	34	1,856
Healthcare Realty Trust, Inc. (REIT)	170	3,160
Healthcare Services Group, Inc. (Commercial Services)	221	3,909
HEALTHSOUTH Corp.* (Healthcare-Services)	238	4,205
HealthSpring, Inc.* (Healthcare-Services)	170	9,272
Healthways, Inc.* (Healthcare-Services)	102	700
Heartland Express, Inc. (Transportation)	136	1,943
Heartland Payment Systems, Inc. (Commercial Services)	102	2,485
HeartWare International, Inc.* (Healthcare-Products)	34	2,346
Heckmann Corp.* (Environmental Control)	272	1,809
Hecla Mining Co. (Mining)	799	4,179
HEICO Corp. (Aerospace/Defense)	102	5,965
Heidrick & Struggles International, Inc. (Commercial Services)	51	1,099
Helen of Troy, Ltd.* (Household Products/Wares)	85	2,609
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	289	4,566
Hercules Offshore, Inc.* (Oil & Gas)	272	1,208
Hercules Technology Growth Capital, Inc. (Private Equity)	187	1,765
Herman Miller, Inc. (Office Furnishings)	136	2,509
Hersha Hospitality Trust (REIT)	425	2,074
Hexcel Corp.* (Miscellaneous Manufacturing)	255	6,174
HFF, Inc.—Class A* (Real Estate)	85	878
Hibbett Sports, Inc.* (Retail)	68	3,072
Higher One Holdings, Inc.* (Diversified Financial Services)	85	1,567
Highwoods Properties, Inc. (REIT)	102	3,026
Hillenbrand, Inc. (Commercial Services)	153	3,415
Hilltop Holdings, Inc.* (Insurance)	170	1,437
Hittite Microwave Corp.* (Semiconductors)	85	4,197
HMS Holdings Corp.* (Commercial Services)	255	8,155
HNI Corp. (Office Furnishings)	119	3,106
Home Bancshares, Inc. (Banks)	68	1,762
Home Properties, Inc. (REIT)	68	3,915
Horace Mann Educators Corp. (Insurance)	119	1,631
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	68	2,109
Horsehead Holding Corp.* (Mining)	102	919
Hot Topic, Inc. (Retail)	119	787
HSN, Inc. (Retail)	102	3,699
Hub Group, Inc.—Class A* (Transportation)	102	3,308
Hudson Pacific Properties, Inc. (REIT)	85	1,204
Huron Consulting Group, Inc.* (Commercial Services)	68	2,634
Hyperdynamics Corp.* (Oil & Gas)	442	1,083
IBERIABANK Corp. (Banks)	68	3,352
ICF International, Inc.* (Commercial Services)	68	1,685
ICG Group, Inc.* (Internet)	102	787
Iconix Brand Group, Inc.* (Apparel)	187	3,046
ICU Medical, Inc.* (Healthcare-Products)	68	3,060
IDACORP, Inc. (Electric)	102	4,326
IDT Corp. (Telecommunications)	34	319
iGATE Corp.* (Computers)	85	1,337
II-VI, Inc.* (Electronics)	136	2,497
ImmunoGen, Inc.* (Biotechnology)	204	2,362
Impax Laboratories, Inc.* (Pharmaceuticals)	153	3,086
Incyte, Corp.* (Biotechnology)	221	3,317
Independent Bank Corp./MA (Banks)	85	2,320
Infinera Corp.* (Telecommunications)	357	2,242
Infinity Property & Casualty Corp. (Insurance)	34	1,929
InfoSpace, Inc.* (Internet)	170	1,868
Inland Real Estate Corp. (REIT)	221	1,682
Innophos Holdings, Inc. (Chemicals)	51	2,477
Innospec, Inc.* (Chemicals)	51	1,432
Inphi Corp.* (Semiconductors)	51	610
Insight Enterprises, Inc.* (Computers)	136	2,079
Insperity, Inc. (Commercial Services)	68	1,724
Insulet Corp.* (Healthcare-Products)	119	2,241
Integra LifeSciences Holdings* (Healthcare-Products)	51	1,572
Integrated Device Technology, Inc.* (Semiconductors)	357	1,949
Inter Parfums, Inc. (Cosmetics/Personal Care)	51	794
Interactive Intelligence Group, Inc.* (Software)	51	1,169
InterDigital, Inc. (Telecommunications)	119	5,185
Interface, Inc.—Class A (Office Furnishings)	119	1,373
Interline Brands, Inc.* (Building Materials)	102	1,588
Intermec, Inc.* (Machinery-Diversified)	136	933
InterMune, Inc.* (Biotechnology)	119	1,499
Internap Network Services Corp.* (Internet)	136	808
International Bancshares Corp. (Banks)	119	2,182
International Speedway Corp.—Class A (Entertainment)	68	1,724
Interval Leisure Group, Inc.* (Leisure Time)	119	1,620
INTL FCStone, Inc.* (Diversified Financial Services)	51	1,202
Intralinks Holdings, Inc.* (Internet)	85	530

See accompanying notes to the financial statements.

150 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Invacare Corp. (Healthcare-Products)	51	$780
Invesco Mortgage Capital, Inc. (REIT)	187	2,627
Investment Technology Group, Inc.* (Diversified Financial Services)	119	1,286
Investors Bancorp, Inc.* (Savings & Loans)	187	2,521
Investors Real Estate Trust (REIT)	238	1,736
ION Geophysical Corp.* (Oil & Gas Services)	323	1,980
IPC The Hospitalist Co.* (Healthcare-Services)	51	2,332
Iridium Communications, Inc.* (Telecommunications)	136	1,049
iRobot Corp.* (Machinery-Diversified)	68	2,030
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	170	2,035
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	357	2,574
iStar Financial, Inc.* (REIT)	340	1,799
Ixia* (Telecommunications)	102	1,072
IXYS Corp.* (Semiconductors)	85	921
J & J Snack Foods Corp. (Food)	51	2,717
j2 Global, Inc. (Computers)	136	3,827
Jack Henry & Associates, Inc. (Computers)	204	6,856
Jack in the Box, Inc.* (Retail)	136	2,842
Jaguar Mining, Inc.* (Mining)	255	1,627
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	85	1,199
James River Coal Co.* (Coal)	119	823
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	68	2,627
JDA Software Group, Inc.* (Software)	102	3,304
JetBlue Airways Corp.* (Airlines)	646	3,359
John Bean Technologies Corp. (Miscellaneous Manufacturing)	119	1,829
Jos. A. Bank Clothiers, Inc.* (Retail)	68	3,316
K12, Inc.* (Commercial Services)	85	1,525
Kadant, Inc.* (Machinery-Diversified)	51	1,153
Kaiser Aluminum Corp. (Mining)	51	2,340
Kaman Corp. (Aerospace/Defense)	68	1,858
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	136	2,141
Kaydon Corp. (Metal Fabricate/Hardware)	85	2,593
KB Home (Home Builders)	255	1,714
KBW, Inc. (Diversified Financial Services)	102	1,548
Kelly Services, Inc.—Class A (Commercial Services)	68	930
KEMET Corp.* (Electronics)	102	719
Kenexa Corp.* (Commercial Services)	68	1,816
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	238	602
Key Energy Services, Inc.* (Oil & Gas Services)	323	4,997
Kforce, Inc.* (Commercial Services)	102	1,258
Kilroy Realty Corp. (REIT)	170	6,472
Kindred Healthcare, Inc.* (Healthcare-Services)	136	1,601
KIT Digital, Inc.* (Internet)	119	1,006
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	289	3,416
Knight Transportation, Inc. (Transportation)	153	2,393
Knightsbridge Tankers, Ltd. (Transportation)	51	697
Knoll, Inc. (Office Furnishings)	119	1,767
Knology, Inc.* (Media)	85	1,207
Kodiak Oil & Gas Corp.* (Oil & Gas)	476	4,522
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	51	1,752
Korn/Ferry International* (Commercial Services)	119	2,030
Kraton Performance Polymers, Inc.* (Chemicals)	85	1,726
Krispy Kreme Doughnuts, Inc.* (Retail)	153	1,001
Kulicke & Soffa Industries, Inc.* (Semiconductors)	187	1,730
La-Z-Boy, Inc.* (Home Furnishings)	153	1,821
Laclede Group, Inc. (Gas)	119	4,816
Lakeland Financial Corp. (Banks)	136	3,518
Lancaster Colony Corp. (Food)	51	3,536
Landauer, Inc. (Commercial Services)	34	1,751
LaSalle Hotel Properties (REIT)	238	5,762
Lattice Semiconductor Corp.* (Semiconductors)	323	1,919
Layne Christensen Co.* (Engineering & Construction)	51	1,234
Leap Wireless International, Inc.* (Telecommunications)	153	1,421
Lexington Realty Trust (REIT)	323	2,419
LHC Group, Inc.* (Healthcare-Services)	51	654
Life Time Fitness, Inc.* (Leisure Time)	102	4,768
Limelight Networks, Inc.* (Internet)	221	654
Lincoln Educational Services Corp. (Commercial Services)	68	537
Lindsay Manufacturing Co. (Machinery-Diversified)	34	1,866
Liquidity Services, Inc.* (Internet)	51	1,882
Lithia Motors, Inc.—Class A (Retail)	85	1,858
Littelfuse, Inc. (Electrical Components & Equipment)	51	2,192
Live Nation, Inc.* (Commercial Services)	340	2,825
LivePerson, Inc.* (Computers)	153	1,920
Liz Claiborne, Inc.* (Retail)	204	1,761
LogMeIn, Inc.* (Telecommunications)	51	1,966
Loral Space & Communications, Inc.* (Telecommunications)	34	2,206
Louisiana-Pacific Corp.* (Building Materials)	357	2,881
LSB Industries, Inc.* (Miscellaneous Manufacturing)	51	1,430
LTC Properties, Inc. (REIT)	68	2,098
LTX-Credence Corp.* (Semiconductors)	153	819
Lufkin Industries, Inc. (Oil & Gas Services)	68	4,577
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,201
Luminex Corp.* (Healthcare-Products)	102	2,165
M.D.C. Holdings, Inc. (Home Builders)	102	1,798
Magellan Health Services, Inc.* (Healthcare-Services)	85	4,205
Magma Design Automation, Inc.* (Computers)	170	1,221
Magnum Hunter Resources Corp.* (Oil & Gas)	340	1,833
Maiden Holdings, Ltd. (Insurance)	153	1,340
Maidenform Brands, Inc.* (Apparel)	68	1,244
Main Street Capital Corp. (Investment Companies)	102	2,166
MAKO Surgical Corp.* (Healthcare-Products)	85	2,143
Manhattan Associates, Inc.* (Computers)	51	2,064
MannKind Corp.* (Pharmaceuticals)	238	595
ManTech International Corp.—Class A (Software)	68	2,124
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	85	1,119
MarketAxess Holdings, Inc. (Diversified Financial Services)	85	2,559
Marten Transport, Ltd. (Transportation)	51	917
Masimo Corp.* (Healthcare-Products)	119	2,224
MasTec, Inc.* (Engineering & Construction)	153	2,658
Materion Corp.* (Mining)	51	1,238
Matrix Service Co.* (Oil & Gas Services)	85	802
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	102	3,206
MAXIMUS, Inc. (Commercial Services)	102	4,218
Maxwell Technologies, Inc.* (Computers)	102	1,656
MB Financial, Inc. (Banks)	119	2,035
MCG Capital Corp. (Investment Companies)	408	1,628
McGrath Rentcorp (Commercial Services)	102	2,957
McMoRan Exploration Co.* (Oil & Gas)	272	3,958
MDC Partners, Inc.—Class A (Advertising)	68	919

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 151

Common Stocks, continued

	Shares	Value
Meadowbrook Insurance Group, Inc. (Insurance)	459	$4,902
Measurement Specialties, Inc.* (Electronics)	51	1,426
MedAssets, Inc.* (Software)	136	1,258
Medical Properties Trust, Inc. (REIT)	340	3,356
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	136	4,522
Medidata Solutions, Inc.* (Software)	51	1,109
Medifast, Inc.* (Commercial Services)	34	466
Medivation, Inc.* (Pharmaceuticals)	85	3,919
MedQuist Holdings, Inc.* (Software)	85	818
Mentor Graphics Corp.* (Computers)	221	2,997
Mercury Computer Systems, Inc.* (Computers)	102	1,356
Meredith Corp. (Media)	85	2,775
Meridian Bioscience, Inc. (Healthcare-Products)	119	2,242
Merit Medical Systems, Inc.* (Healthcare-Products)	85	1,137
Meritage Homes Corp.* (Home Builders)	102	2,365
Meritor, Inc.* (Auto Parts & Equipment)	255	1,357
Methode Electronics, Inc. (Electronics)	170	1,409
MFA Financial, Inc. (REIT)	918	6,169
MGE Energy, Inc. (Electric)	136	6,361
MGIC Investment Corp.* (Insurance)	476	1,775
Micrel, Inc. (Semiconductors)	119	1,203
Micromet, Inc.* (Biotechnology)	289	2,078
Microsemi Corp.* (Semiconductors)	221	3,702
MicroStrategy, Inc.—Class A* (Software)	17	1,841
Mid-America Apartment Communities, Inc. (REIT)	85	5,317
Mine Safety Appliances Co. (Environmental Control)	68	2,252
Minerals Technologies, Inc. (Chemicals)	51	2,883
MIPS Technologies, Inc.* (Semiconductors)	136	607
MKS Instruments, Inc. (Semiconductors)	136	3,784
Mobile Mini, Inc.* (Storage/Warehousing)	102	1,780
Modine Manufacturing Co.* (Auto Parts & Equipment)	153	1,447
Molina Healthcare, Inc.* (Healthcare-Services)	102	2,278
Momenta Pharmaceuticals, Inc.* (Biotechnology)	153	2,661
Monolithic Power Systems, Inc.* (Semiconductors)	85	1,281
Monotype Imaging Holdings, Inc.* (Software)	102	1,590
Monro Muffler Brake, Inc. (Commercial Services)	85	3,297
Montpelier Re Holdings, Ltd. (Insurance)	170	3,017
Moog, Inc.—Class A* (Aerospace/Defense)	119	5,228
Motricity, Inc.* (Telecommunications)	102	92
Move, Inc.* (Internet)	86	542
MTS Systems Corp. (Computers)	51	2,078
Mueller Industries, Inc. (Metal Fabricate/Hardware)	102	3,919
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	544	1,327
MVC Capital, Inc. (Investment Companies)	102	1,182
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	2,259
Myers Industries, Inc. (Miscellaneous Manufacturing)	119	1,468
MYR Group, Inc.* (Engineering & Construction)	68	1,302
NACCO Industries, Inc.—Class A (Machinery-Diversified)	17	1,517
Nanometrics, Inc.* (Semiconductors)	68	1,253
Nash Finch Co. (Food)	34	996
National CineMedia, Inc. (Entertainment)	136	1,686
National Financial Partners* (Diversified Financial Services)	119	1,609
National Health Investors, Inc. (REIT)	85	3,738
National Healthcare Corp. (Healthcare-Services)	51	2,137
National Penn Bancshares, Inc. (Banks)	323	2,726
National Presto Industries, Inc. (Aerospace/Defense)	17	1,591
National Retail Properties, Inc. (REIT)	170	4,485
National Western Life Insurance Co.—Class A (Insurance)	17	2,315
Natus Medical, Inc.* (Healthcare-Products)	85	802
Navigant Consulting Co.* (Commercial Services)	136	1,552
NBT Bancorp, Inc. (Banks)	289	6,396
Neenah Paper, Inc. (Forest Products & Paper)	51	1,138
Nektar Therapeutics* (Pharmaceuticals)	306	1,712
Nelnet, Inc.—Class A (Diversified Financial Services)	85	2,080
Neogen Corp.* (Pharmaceuticals)	85	2,604
Neoprobe Corp.* (Healthcare-Products)	221	579
NETGEAR, Inc.* (Telecommunications)	85	2,853
Netlogic Microsystems, Inc.* (Semiconductors)	170	8,427
NetScout Systems, Inc.* (Computers)	119	2,094
NetSuite, Inc.* (Software)	68	2,757
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	136	1,156
Neutral Tandem, Inc.* (Telecommunications)	102	1,090
New Jersey Resources Corp. (Gas)	119	5,855
Newcastle Investment Corp. (REIT)	221	1,028
NewMarket Corp. (Chemicals)	17	3,368
Newpark Resources, Inc.* (Oil & Gas Services)	221	2,100
Newport Corp.* (Electronics)	119	1,620
NIC, Inc. (Internet)	187	2,489
Noranda Aluminum Holding Corp. (Mining)	85	701
Nordic American Tankers, Ltd. (Transportation)	119	1,427
Northern Oil and Gas, Inc.* (Oil & Gas)	153	3,669
NorthStar Realty Finance Corp. (REIT)	391	1,865
Northwest Bancshares, Inc. (Savings & Loans)	425	5,287
Northwest Natural Gas Co. (Gas)	68	3,259
NorthWestern Corp. (Electric)	102	3,651
NPS Pharmaceuticals, Inc.* (Biotechnology)	238	1,568
NTELOS Holdings Corp. (Telecommunications)	68	1,386
Nu Skin Enterprises, Inc. (Retail)	119	5,780
Nutrisystem, Inc. (Internet)	85	1,099
NuVasive, Inc.* (Healthcare-Products)	102	1,284
NxStage Medical, Inc.* (Healthcare-Products)	119	2,116
Oasis Petroleum, Inc.* (Oil & Gas)	136	3,956
Oclaro, Inc.* (Telecommunications)	119	336
Ocwen Financial Corp.* (Diversified Financial Services)	187	2,708
OCZ Technology Group, Inc.* (Computers)	136	899
Office Depot, Inc.* (Retail)	646	1,389
OfficeMax, Inc.* (Retail)	204	926
Old Dominion Freight Line, Inc.* (Transportation)	119	4,823
Old National Bancorp (Banks)	204	2,377
Olin Corp. (Chemicals)	187	3,675
OM Group, Inc.* (Chemicals)	85	1,903
OMEGA Healthcare Investors, Inc. (REIT)	238	4,605
Omnicell, Inc.* (Software)	85	1,404
OmniVision Technologies, Inc.* (Semiconductors)	136	1,664
Omnova Solutions, Inc.* (Chemicals)	119	549
On Assignment, Inc.* (Commercial Services)	102	1,140
Oncothyreon, Inc.* (Biotechnology)	102	773
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	153	6,724
OpenTable, Inc.* (Internet)	51	1,996
Opko Health, Inc.* (Pharmaceuticals)	612	2,999

See accompanying notes to the financial statements.

152 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Oplink Communications, Inc.* (Telecommunications)	68	$1,120
OPNET Technologies, Inc. (Software)	34	1,247
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	119	1,457
OraSure Technologies, Inc.* (Healthcare-Products)	153	1,394
Orbital Sciences Corp.* (Aerospace/Defense)	204	2,964
Orient-Express Hotels, Ltd.—Class A* (Lodging)	289	2,159
Oriental Financial Group, Inc. (Banks)	204	2,470
Oritani Financial Corp. (Savings & Loans)	255	3,256
Ormat Technologies, Inc. (Electric)	51	920
Orthofix International N.V.* (Healthcare-Products)	51	1,797
OSI Systems, Inc.* (Electronics)	51	2,488
Otter Tail Corp. (Electric)	136	2,995
Overseas Shipholding Group, Inc. (Transportation)	68	743
Owens & Minor, Inc. (Distribution/Wholesale)	187	5,197
Oxford Industries, Inc. (Apparel)	34	1,534
OYO Geospace Corp.* (Oil & Gas Services)	17	1,315
P.F. Chang’s China Bistro, Inc. (Retail)	51	1,576
Pacific Biosciences of California, Inc.* (Biotechnology)	102	286
PacWest Bancorp (Banks)	68	1,289
Papa John’s International, Inc.* (Retail)	51	1,922
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	68	2,226
Parametric Technology Corp.* (Software)	289	5,277
Paramount Gold and Silver Corp.* (Mining)	323	691
PAREXEL International Corp.* (Commercial Services)	153	3,173
Park Electrochemical Corp. (Electronics)	102	2,613
Park National Corp. (Banks)	51	3,318
Parker Drilling Co.* (Oil & Gas)	306	2,194
Parkway Properties, Inc. (REIT)	68	670
Patriot Coal Corp.* (Coal)	255	2,160
PDL BioPharma, Inc. (Biotechnology)	425	2,635
Pebblebrook Hotel Trust (REIT)	153	2,935
Peet’s Coffee & Tea, Inc.* (Beverages)	34	2,131
Pegasystems, Inc. (Software)	51	1,499
Pendrell Corp.* (Commercial Services)	442	1,132
Penn Virginia Corp. (Oil & Gas)	136	719
PennantPark Investment Corp. (Investment Companies)	187	1,887
Pennsylvania REIT (REIT)	153	1,597
PennyMac Mortgage Investment Trust (REIT)	136	2,260
Penske Automotive Group, Inc. (Retail)	102	1,964
Perry Ellis International, Inc.* (Apparel)	51	725
Petroleum Development* (Oil & Gas)	68	2,387
PetroQuest Energy, Inc.* (Oil & Gas)	170	1,122
Pharmacyclics, Inc.* (Pharmaceuticals)	119	1,764
PharMerica Corp.* (Pharmaceuticals)	85	1,290
PHH Corp.* (Commercial Services)	153	1,637
Photronics, Inc.* (Semiconductors)	136	827
PICO Holdings, Inc.* (Water)	68	1,399
Piedmont Natural Gas Co., Inc. (Gas)	170	5,777
Pier 1 Imports, Inc.* (Retail)	272	3,789
Pinnacle Entertainment, Inc.* (Entertainment)	153	1,554
Pinnacle Financial Partners, Inc.* (Banks)	85	1,373
Pioneer Drilling Co.* (Oil & Gas)	136	1,316
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	68	1,374
Plantronics, Inc. (Telecommunications)	136	4,847
Platinum Underwriters Holdings, Ltd. (Insurance)	85	2,899
Plexus Corp.* (Electronics)	85	2,327
PMFG, Inc.* (Miscellaneous Manufacturing)	68	1,327
PNM Resources, Inc. (Electric)	221	4,029
PolyOne Corp. (Chemicals)	221	2,553
Pool Corp. (Distribution/Wholesale)	136	4,094
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	51	3,444
Portland General Electric Co. (Electric)	136	3,439
Post Properties, Inc. (REIT)	119	5,203
Potlatch Corp. (REIT)	102	3,173
Powell Industries, Inc.* (Electrical Components & Equipment)	34	1,064
Power Integrations, Inc. (Semiconductors)	68	2,255
Power-One, Inc.* (Electrical Components & Equipment)	187	731
Powerwave Technologies, Inc.* (Telecommunications)	102	212
Premiere Global Services, Inc.* (Telecommunications)	204	1,728
Prestige Brands Holdings, Inc.* (Household Products/Wares)	136	1,533
PriceSmart, Inc. (Retail)	51	3,549
Primerica, Inc. (Insurance)	102	2,370
Primoris Services Corp. (Holding Companies-Diversified)	85	1,269
PrivateBancorp, Inc. (Banks)	136	1,493
ProAssurance Corp. (Insurance)	85	6,785
Progress Software Corp.* (Software)	170	3,289
PROS Holdings, Inc.* (Software)	68	1,012
Prospect Capital Corp. (Investment Companies)	255	2,369
Prosperity Bancshares, Inc. (Banks)	102	4,116
Provident Financial Services, Inc. (Savings & Loans)	221	2,959
Provident New York Bancorp (Savings & Loans)	238	1,580
PS Business Parks, Inc. (REIT)	34	1,885
PSS World Medical, Inc.* (Healthcare-Products)	119	2,879
QLIK Technologies, Inc.* (Software)	170	4,114
Quad Graphics, Inc. (Commercial Services)	51	731
Quaker Chemical Corp. (Chemicals)	51	1,983
Quality Systems, Inc. (Software)	102	3,773
Quanex Building Products Corp. (Building Materials)	119	1,787
Quantum Corp.* (Computers)	595	1,428
Quest Software, Inc.* (Software)	153	2,846
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	136	5,655
Quidel Corp.* (Healthcare-Products)	85	1,286
Quiksilver, Inc.* (Apparel)	374	1,350
QuinStreet, Inc.* (Internet)	68	636
Radian Group, Inc. (Insurance)	357	835
Rambus, Inc.* (Semiconductors)	238	1,797
Ramco-Gershenson Properties Trust (REIT)	34	334
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	3,157
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	68	2,836
RealD, Inc.* (Computers)	85	675
RealPage, Inc.* (Software)	85	2,148
Red Robin Gourmet Burgers, Inc.* (Retail)	34	942
Redwood Trust, Inc. (REIT)	221	2,250
Regis Corp. (Retail)	153	2,532
Renasant Corp. (Banks)	119	1,785
Rent-A-Center, Inc. (Commercial Services)	153	5,661
Resolute Energy Corp.* (Oil & Gas)	136	1,469
Resource Capital Corp. (REIT)	561	3,147
Resources Connection, Inc. (Commercial Services)	136	1,440

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 153

Common Stocks, continued

	Shares	Value
Retail Opportunity Investments Corp. (REIT)	119	$1,409
Rex Energy Corp.* (Oil & Gas)	102	1,506
RF Micro Devices, Inc.* (Telecommunications)	663	3,580
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	204	1,610
RightNow Technologies, Inc.* (Software)	68	2,906
Rite Aid Corp.* (Retail)	1,394	1,756
RLI Corp. (Insurance)	68	4,954
RLJ Lodging Trust (REIT)	68	1,144
Robbins & Myers, Inc. (Machinery-Diversified)	102	4,952
Rofin-Sinar Technologies, Inc.* (Electronics)	68	1,554
Rogers Corp.* (Electronics)	34	1,253
Rollins, Inc. (Commercial Services)	221	4,911
Rosetta Resources, Inc.* (Oil & Gas)	136	5,916
RSC Holdings, Inc.* (Commercial Services)	204	3,774
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	68	1,578
Ruby Tuesday, Inc.* (Retail)	170	1,173
Ruddick Corp. (Food)	119	5,074
Rudolph Technologies, Inc.* (Semiconductors)	85	787
Rue21, Inc.* (Retail)	34	734
Rush Enterprises, Inc.* (Retail)	119	2,489
S&T Bancorp, Inc. (Banks)	136	2,659
S1 Corp.* (Internet)	221	2,115
Sabra Health Care REIT, Inc. (REIT)	119	1,439
Safeguard Scientifics, Inc.* (Internet)	85	1,342
Safety Insurance Group, Inc. (Insurance)	51	2,064
Saks, Inc.* (Retail)	289	2,818
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	136	6,508
Sanderson Farms, Inc. (Food)	51	2,557
Sandy Spring Bancorp, Inc. (Banks)	68	1,193
Sangamo BioSciences, Inc.* (Biotechnology)	170	483
Sanmina-SCI Corp.* (Electronics)	187	1,741
Sapient Corp. (Internet)	255	3,213
Sauer-Danfoss, Inc.* (Machinery-Diversified)	34	1,231
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	187	417
ScanSource, Inc.* (Distribution/Wholesale)	68	2,448
SCBT Financial Corp. (Banks)	51	1,480
Scholastic Corp. (Media)	102	3,057
Schulman (A.), Inc. (Chemicals)	85	1,800
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	3,389
Scientific Games Corp.—Class A* (Entertainment)	170	1,649
Seattle Genetics, Inc.* (Biotechnology)	255	4,262
Select Comfort Corp.* (Home Furnishings)	136	2,950
Select Medical Holdings Corp.* (Healthcare-Services)	136	1,153
Selective Insurance Group, Inc. (Insurance)	170	3,014
SemGroup Corp.—Class A* (Pipelines)	102	2,658
Semtech Corp.* (Semiconductors)	153	3,797
Sensient Technologies Corp. (Chemicals)	136	5,154
Sequenom, Inc.* (Biotechnology)	272	1,210
Shenandoah Telecommunications Co. (Telecommunications)	102	1,069
Ship Finance International, Ltd. (Transportation)	119	1,111
ShoreTel, Inc.* (Telecommunications)	119	759
Shuffle Master, Inc.* (Entertainment)	187	2,192
Shutterfly, Inc.* (Internet)	68	1,548
SIGA Technologies, Inc.* (Pharmaceuticals)	85	214
Signature Bank* (Banks)	85	5,099
Silicon Graphics International Corp.* (Computers)	85	974
Silicon Image, Inc.* (Semiconductors)	204	959
Simmons First National Corp.—Class A (Banks)	102	2,773
Simpson Manufacturing Co., Inc. (Building Materials)	119	4,006
Sinclair Broadcast Group, Inc.—Class A (Media)	119	1,348
Six Flags Entertainment Corp. (Entertainment)	51	2,103
SJW Corp. (Water)	68	1,608
Skechers U.S.A., Inc.—Class A* (Apparel)	102	1,236
SkyWest, Inc. (Airlines)	153	1,926
Smart Balance, Inc.* (Food)	170	911
Smith Corp. (Miscellaneous Manufacturing)	102	4,092
Snyders-Lance, Inc. (Food)	119	2,677
Solar Capital, Ltd. (Investment Companies)	119	2,629
Solarwinds, Inc.* (Software)	136	3,801
Sonic Automotive, Inc. (Retail)	102	1,511
Sonic Corp.* (Retail)	153	1,030
SonoSite, Inc.* (Healthcare-Products)	51	2,747
Sonus Networks, Inc.* (Telecommunications)	544	1,306
Sotheby’s—Class A (Commercial Services)	153	4,365
Sourcefire, Inc.* (Internet)	68	2,202
South Jersey Industries, Inc. (Gas)	85	4,829
Southside Bancshares, Inc. (Banks)	68	1,473
Southwest Gas Corp. (Gas)	102	4,334
Sovran Self Storage, Inc. (REIT)	68	2,902
Spansion, Inc.—Class A* (Computers)	136	1,126
Spartan Stores, Inc. (Food)	85	1,573
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	34	932
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	136	1,990
SS&C Technologies Holdings, Inc.* (Software)	85	1,535
Stage Stores, Inc. (Retail)	102	1,417
Standard Microsystems Corp.* (Semiconductors)	85	2,190
Standard Pacific Corp.* (Home Builders)	425	1,352
Standex International Corp. (Miscellaneous Manufacturing)	34	1,161
Star Scientific, Inc.* (Agriculture)	289	630
Starwood Property Trust, Inc. (REIT)	221	4,091
State Bank Finacial Corp.* (Banks)	102	1,541
STEC, Inc.* (Computers)	102	876
Steelcase, Inc.—Class A (Office Furnishings)	221	1,649
Steiner Leisure, Ltd.* (Commercial Services)	51	2,315
Stepan Co. (Chemicals)	34	2,725
STERIS Corp. (Healthcare-Products)	153	4,562
Sterling Financial Corp.* (Banks)	102	1,703
Steven Madden, Ltd.* (Apparel)	85	2,932
Stewart Enterprises, Inc.—Class A (Commercial Services)	272	1,567
Stifel Financial Corp.* (Diversified Financial Services)	119	3,814
Stillwater Mining Co.* (Mining)	255	2,667
Stone Energy Corp.* (Oil & Gas)	136	3,588
Stoneridge, Inc.* (Electronics)	102	860
STR Holdings, Inc.* (Miscellaneous Manufacturing)	68	560
Stratasys, Inc.* (Computers)	51	1,551
Strategic Hotels & Resorts, Inc.* (REIT)	476	2,556
Strayer Education, Inc. (Commercial Services)	34	3,304
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	68	2,275
SuccessFactors, Inc.* (Commercial Services)	187	7,456
Sun Communities, Inc. (REIT)	51	1,863
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	51	1,195
Sunrise Assisted Living, Inc.* (Healthcare-Services)	153	991
Sunstone Hotel Investors, Inc.* (REIT)	272	2,217
Super Micro Computer, Inc.* (Computers)	85	1,333

See accompanying notes to the financial statements.

154 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Superior Industries International, Inc. (Auto Parts & Equipment)	68	$1,125
Susquehanna Bancshares, Inc. (Banks)	272	2,279
SVB Financial Group* (Banks)	102	4,864
Swift Energy Co.* (Oil & Gas)	102	3,031
Swift Transportation Co.* (Transportation)	204	1,681
Swisher Hygiene, Inc.* (Commercial Services)	204	763
Sycamore Networks, Inc.* (Telecommunications)	68	1,217
Sykes Enterprises, Inc.* (Computers)	119	1,864
Symetra Financial Corp. (Insurance)	204	1,850
Symmetry Medical, Inc.* (Healthcare-Products)	153	1,222
Synaptics, Inc.* (Computers)	85	2,563
Synchronoss Technologies, Inc.* (Software)	68	2,054
SYNNEX Corp.* (Software)	102	3,107
Syntel, Inc. (Computers)	34	1,590
Take-Two Interactive Software, Inc.* (Software)	187	2,534
TAL International Group, Inc. (Trucking & Leasing)	68	1,958
Taleo Corp.—Class A* (Software)	85	3,289
Tanger Factory Outlet Centers, Inc. (REIT)	187	5,483
Targa Resources Corp. (Oil & Gas Services)	51	2,075
Targacept, Inc.* (Pharmaceuticals)	85	473
Team Health Holdings, Inc.* (Commercial Services)	68	1,501
Team, Inc.* (Commercial Services)	68	2,023
Teekay Tankers, Ltd.—Class A (Transportation)	119	419
Tejon Ranch Co.* (Agriculture)	51	1,248
Tekelec* (Telecommunications)	221	2,416
Teledyne Technologies, Inc.* (Aerospace/Defense)	85	4,662
TeleTech Holdings, Inc.* (Commercial Services)	68	1,102
Tennant Co. (Machinery-Diversified)	51	1,982
Tenneco, Inc.* (Auto Parts & Equipment)	153	4,556
Tesco Corp.* (Oil & Gas Services)	85	1,074
Tessera Technologies, Inc.* (Semiconductors)	170	2,847
Tetra Tech, Inc.* (Environmental Control)	170	3,670
TETRA Technologies, Inc.* (Oil & Gas Services)	238	2,223
Texas Capital Bancshares, Inc.* (Banks)	102	3,122
Texas Industries, Inc. (Building Materials)	68	2,093
Texas Roadhouse, Inc. (Retail)	136	2,026
Textainer Group Holdings, Ltd. (Trucking & Leasing)	51	1,485
The Andersons, Inc. (Agriculture)	51	2,227
The Brink’s Co. (Miscellaneous Manufacturing)	119	3,199
The Buckle, Inc. (Retail)	68	2,779
The Cato Corp.—Class A (Retail)	68	1,646
The Cheesecake Factory, Inc.* (Retail)	136	3,992
The Children’s Place Retail Stores, Inc.* (Retail)	51	2,709
The Corporate Executive Board Co. (Commercial Services)	85	3,238
The Ensign Group, Inc. (Healthcare-Services)	51	1,250
The Finish Line, Inc.—Class A (Retail)	119	2,295
The Fresh Market, Inc.* (Food)	68	2,713
The Geo Group, Inc.* (Commercial Services)	170	2,847
The Gorman-Rupp Co. (Machinery-Diversified)	51	1,385
The Greenbrier Cos., Inc.* (Trucking & Leasing)	51	1,238
The Hain Celestial Group, Inc.* (Food)	85	3,116
The Jones Group, Inc. (Apparel)	204	2,152
The Medicines Co.* (Biotechnology)	136	2,535
The Men’s Wearhouse, Inc. (Retail)	119	3,857
The Middleby Corp.* (Machinery-Diversified)	51	4,796
The Navigators Group, Inc.* (Insurance)	34	1,621
The New York Times Co.—Class A* (Media)	323	2,497
The Pantry, Inc.* (Retail)	51	610
The Pep Boys-Manny, Moe & Jack (Retail)	136	1,496
The Ryland Group, Inc. (Home Builders)	136	2,143
The Ultimate Software Group, Inc.* (Software)	68	4,428
The Warnaco Group, Inc.* (Apparel)	102	5,104
The Wet Seal, Inc.—Class A* (Retail)	238	776
Theravance, Inc.* (Pharmaceuticals)	187	4,133
Thompson Creek Metals Co., Inc.* (Mining)	425	2,958
Titan International, Inc. (Auto Parts & Equipment)	102	1,985
Titan Machinery, Inc.* (Distribution/Wholesale)	34	739
TiVo, Inc.* (Home Furnishings)	306	2,745
TNS, Inc.* (Commercial Services)	102	1,807
Tompkins Financial Corp. (Banks)	68	2,619
Tootsie Roll Industries, Inc. (Food)	102	2,414
Tower Group, Inc. (Insurance)	102	2,057
TowneBank (Banks)	153	1,873
TPC Group, Inc.* (Chemicals)	34	793
Travelzoo, Inc.* (Internet)	17	418
Tredegar Corp. (Miscellaneous Manufacturing)	85	1,888
TreeHouse Foods, Inc.* (Food)	85	5,557
Trex Co., Inc.* (Building Materials)	34	779
Triangle Capital Corp. (Investment Companies)	85	1,625
TriMas Corp.* (Miscellaneous Manufacturing)	68	1,221
Triple-S Management Corp.—Class B* (Healthcare-Services)	85	1,702
TriQuint Semiconductor, Inc.* (Semiconductors)	442	2,153
Triumph Group, Inc. (Aerospace/Defense)	102	5,962
True Religion Apparel, Inc.* (Apparel)	68	2,351
TrueBlue, Inc.* (Commercial Services)	102	1,416
TrustCo Bank Corp. NY (Banks)	425	2,384
Trustmark Corp. (Banks)	136	3,303
TTM Technologies, Inc.* (Electronics)	136	1,491
Tutor Perini Corp.* (Engineering & Construction)	85	1,049
Twin Disc, Inc. (Machinery-Diversified)	34	1,235
Two Harbors Investment Corp. (REIT)	238	2,199
Tyler Technologies, Inc.* (Software)	85	2,559
UIL Holdings Corp. (Electric)	119	4,209
Ultratech Stepper, Inc.* (Semiconductors)	68	1,671
UMB Financial Corp. (Banks)	68	2,533
Umpqua Holdings Corp. (Banks)	289	3,581
UniFirst Corp. (Textiles)	51	2,894
Unisource Energy Corp. (Electric)	102	3,766
Unisys Corp.* (Computers)	102	2,010
United Bankshares, Inc. (Banks)	136	3,845
United Fire & Casualty Co. (Insurance)	85	1,715
United Natural Foods, Inc.* (Food)	119	4,761
United Online, Inc. (Internet)	272	1,480
United Rentals, Inc.* (Commercial Services)	153	4,521
United Stationers, Inc. (Distribution/Wholesale)	102	3,321
Universal American Corp. (Insurance)	85	1,080
Universal Corp. (Agriculture)	68	3,125
Universal Display Corp.* (Electrical Components & Equipment)	102	3,742
Universal Electronics, Inc.* (Home Furnishings)	51	860
Universal Forest Products, Inc. (Building Materials)	51	1,574
Universal Health Realty Income Trust (REIT)	34	1,326
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	17	635
Universal Technical Institute, Inc.* (Commercial Services)	68	869
Urstadt Biddle Properties—Class A (REIT)	68	1,229
US Airways Group, Inc.* (Airlines)	425	2,155
US Ecology, Inc. (Environmental Control)	85	1,596
US Gold Corp.* (Mining)	306	1,028
USA Mobility, Inc. (Telecommunications)	85	1,179
USEC, Inc.* (Mining)	357	407

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 155

Common Stocks, continued

	Shares	Value
USG Corp.* (Building Materials)	204	$2,073
Vail Resorts, Inc. (Entertainment)	102	4,321
Valassis Communications, Inc.* (Commercial Services)	119	2,288
ValueClick, Inc.* (Internet)	187	3,046
ValueVision Media, Inc.—Class A* (Advertising)	136	256
Vantage Drilling Co.* (Oil & Gas)	544	631
VASCO Data Security International, Inc.* (Internet)	85	554
Vector Group, Ltd. (Agriculture)	187	3,321
Veeco Instruments, Inc.* (Semiconductors)	102	2,122
Venoco, Inc.* (Oil & Gas)	68	460
Vera Bradley, Inc.* (Retail)	51	1,645
Verint Systems, Inc.* (Software)	68	1,873
Viad Corp. (Commercial Services)	68	1,189
ViaSat, Inc.* (Telecommunications)	102	4,704
Vicor Corp. (Electrical Components & Equipment)	85	677
ViewPoint Financial Group (Savings & Loans)	153	1,991
VirnetX Holding Corp.* (Internet)	102	2,547
ViroPharma, Inc.* (Pharmaceuticals)	204	5,588
Virtus Investment Partners, Inc.* (Diversified Financial Services)	17	1,292
Vitamin Shoppe, Inc.* (Retail)	68	2,712
VIVUS, Inc.* (Pharmaceuticals)	255	2,486
Vocus, Inc.* (Internet)	51	1,127
Volcano Corp.* (Healthcare-Products)	119	2,831
Volterra Semiconductor Corp.* (Semiconductors)	85	2,177
Vonage Holdings Corp.* (Telecommunications)	442	1,083
W&T Offshore, Inc. (Oil & Gas)	102	2,163
Wabash National Corp.* (Auto Manufacturers)	255	1,999
Walter Investment Management Corp. (REIT)	68	1,395
Washington REIT (REIT)	153	4,185
Washington Trust Bancorp, Inc. (Banks)	68	1,622
Watsco, Inc. (Distribution/Wholesale)	85	5,581
Watts Water Technologies, Inc.—Class A (Electronics)	68	2,326
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	153	1,264
WD-40 Co. (Household Products/Wares)	51	2,061
Web.com Group, Inc.* (Internet)	85	973
Websense, Inc.* (Internet)	102	1,910
Webster Financial Corp. (Banks)	153	3,120
Weis Markets, Inc. (Food)	51	2,037
WellCare Health Plans, Inc.* (Healthcare-Services)	102	5,355
Werner Enterprises, Inc. (Transportation)	136	3,278
WesBanco, Inc. (Banks)	153	2,979
West Coast Bancorp* (Banks)	68	1,061
West Pharmaceutical Services, Inc. (Healthcare-Products)	136	5,161
Westamerica Bancorp (Banks)	85	3,731
Western Alliance Bancorp* (Banks)	204	1,271
Western Refining, Inc.* (Oil & Gas)	136	1,807
WGL Holdings, Inc. (Gas)	119	5,262
Winn-Dixie Stores, Inc.* (Food)	153	1,435
Winthrop Realty Trust (REIT)	119	1,210
Wintrust Financial Corp. (Banks)	85	2,384
Wolverine World Wide, Inc. (Apparel)	119	4,241
Woodward, Inc. (Electronics)	153	6,262
World Acceptance Corp.* (Diversified Financial Services)	34	2,499
World Fuel Services Corp. (Retail)	187	7,850
Worthington Industries, Inc. (Metal Fabricate/Hardware)	170	2,785
Wright Express Corp.* (Commercial Services)	102	5,537
Wright Medical Group, Inc.* (Healthcare-Products)	102	1,683
Xyratex, Ltd. (Computers)	119	1,585
Zep, Inc. (Chemicals)	68	951
ZIOPHARM Oncology, Inc.* (Biotechnology)	187	825
Zoll Medical Corp.* (Healthcare-Products)	51	3,222
Zumiez, Inc.* (Retail)	51	1,416
TOTAL COMMON STOCKS (Cost $2,179,214)		2,683,503

Repurchase Agreements(a)(b) (100.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $19,131,000	$19,131,000	$19,131,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,131,000)		19,131,000
TOTAL INVESTMENT SECURITIES (Cost $21,310,214)—114.5%		21,814,503
Net other assets (liabilities)—(14.5)%		(2,754,458)
NET ASSETS—100.0%		$19,060,045

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $4,908,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 3/19/12 (Underlying notional amount at value $2,433,750)	33	$(19,030)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$26,363,015	$(342,146)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	6,870,723	(157,878)
		$(500,024)

See accompanying notes to the financial statements.

156 :: ProFund VP UltraSmall-Cap :: Financial Statements

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$2,411	NM
Aerospace/Defense	40,541	0.2%
Agriculture	10,551	0.1%
Airlines	15,637	0.1%
Apparel	36,769	0.2%
Auto Manufacturers	1,999	NM
Auto Parts & Equipment	25,020	0.1%
Banks	170,791	1.0%
Beverages	5,716	NM
Biotechnology	54,608	0.3%
Building Materials	26,592	0.1%
Chemicals	47,704	0.3%
Coal	6,267	NM
Commercial Services	184,789	1.1%
Computers	56,277	0.3%
Cosmetics/Personal Care	2,683	NM
Distribution/Wholesale	29,404	0.2%
Diversified Financial Services	43,211	0.2%
Electric	64,490	0.3%
Electrical Components & Equipment	26,449	0.1%
Electronics	60,799	0.3%
Energy-Alternate Sources	2,495	NM
Engineering & Construction	20,045	0.1%
Entertainment	24,561	0.1%
Environmental Control	22,650	0.1%
Food	51,969	0.3%
Forest Products & Paper	22,190	0.1%
Gas	35,606	0.2%
Hand/Machine Tools	2,222	NM
Healthcare-Products	93,024	0.5%
Healthcare-Services	54,429	0.3%
Holding Companies-Diversified	2,954	NM
Home Builders	9,372	NM
Home Furnishings	11,377	0.1%
Household Products/Wares	12,413	0.1%
Insurance	89,605	0.5%
Internet	62,526	0.3%
Investment Companies	20,961	0.1%
Iron/Steel	635	NM
Leisure Time	11,319	0.1%
Lodging	7,359	NM
Machinery-Construction & Mining	2,738	NM
Machinery-Diversified	43,674	0.2%
Media	19,075	0.1%
Metal Fabricate/Hardware	19,290	0.1%
Mining	32,867	0.2%
Miscellaneous Manufacturing	62,967	0.3%
Office Furnishings	10,404	0.1%
Oil & Gas	94,830	0.5%
Oil & Gas Services	46,753	0.2%
Packaging & Containers	1,883	NM
Pharmaceuticals	83,269	0.4%
Pipelines	4,162	NM
Private Equity	1,765	NM
REIT	228,600	1.4%
Real Estate	2,421	NM
Retail	170,601	0.9%
Savings & Loans	26,367	0.1%
Semiconductors	86,950	0.5%
Software	114,901	0.6%
Storage/Warehousing	1,780	NM
Telecommunications	85,614	0.4%
Textiles	4,873	NM
Toys/Games/Hobbies	1,199	NM
Transportation	49,298	0.3%
Trucking & Leasing	8,346	NM
Water	8,456	NM
Other**	16,376,542	85.9%
Total	$19,060,045	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 157

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$21,310,214
Securities, at value	2,683,503
Repurchase agreements, at value	19,131,000
Total Investment Securities, at value	21,814,503
Cash	95
Segregated cash balances with brokers	224,070
Segregated cash balances with custodian	824
Dividends and interest receivable	4,122
Receivable for capital shares issued	1,538,955
Prepaid expenses	117
TOTAL ASSETS	23,582,686

LIABILITIES:
Payable for capital shares redeemed	3,949,984
Unrealized loss on swap agreements	500,024
Variation margin on futures contracts	11,550
Advisory fees payable	11,508
Management services fees payable	1,534
Administration fees payable	855
Administrative services fees payable	9,302
Distribution fees payable	8,403
Trustee fees payable	1
Transfer agency fees payable	1,378
Fund accounting fees payable	1,907
Compliance services fees payable	136
Other accrued expenses	26,059
TOTAL LIABILITIES	4,522,641
NET ASSETS	$19,060,045

NET ASSETS CONSIST OF:
Capital	$32,627,227
Accumulated net investment income (loss)	(819)
Accumulated net realized gains (losses) on investments	(13,551,598)
Net unrealized appreciation (depreciation) on investments	(14,765)
NET ASSETS	$19,060,045
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,849,810
Net Asset Value (offering and redemption price per share)	$10.30

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$37,954
Interest	9,643
TOTAL INVESTMENT INCOME	47,597

EXPENSES:
Advisory fees	199,441
Management services fees	26,592
Administration fees	11,399
Transfer agency fees	16,829
Administrative services fees	76,254
Distribution fees	66,480
Custody fees	10,797
Fund accounting fees	30,466
Trustee fees	570
Compliance services fees	272
Other fees	51,646
Total Gross Expenses before reductions	490,746
Less Expenses reduced by the Advisor	(43,998)
TOTAL NET EXPENSES	446,748
NET INVESTMENT INCOME (LOSS)	(399,151)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	440,408
Net realized gains (losses) on futures contracts	122,285
Net realized gains (losses) on swap agreements	(7,906,856)
Change in net unrealized appreciation/depreciation on investments	(443,055)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,787,218)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,186,369)

See accompanying notes to the financial statements.

158 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010

FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(399,151)	$(336,490)
Net realized gains (losses) on investments	(7,344,163)	8,727,440
Change in net unrealized appreciation/depreciation on investments	(443,055)	(949,482)
Change in net assets resulting from operations	(8,186,369)	7,441,468

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(6,738,944)	—
Return of capital	(312,345)	—
Change in net assets resulting from distributions	(7,051,289)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	345,728,120	359,714,277
Dividends reinvested	7,051,289	—
Value of shares redeemed	(350,747,770)	(351,719,392)
Change in net assets resulting from capital transactions	2,031,639	7,994,885
Change in net assets	(13,206,019)	15,436,353

NET ASSETS:
Beginning of period	32,266,064	16,829,711
End of period	$19,060,045	$32,266,064
Accumulated net investment income (loss)	$(819)	$(580)

SHARE TRANSACTIONS:
Issued	26,506,787	30,000,475
Reinvested	521,159	—
Redeemed	(27,176,652)	(29,547,974)
Change in shares	(148,706)	452,501

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraSmall-Cap :: 159

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Net Asset Value, Beginning of Period	$16.15	$10.89	$7.77	$23.23	$27.10

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.18)	(0.07)	0.01	0.17
Net realized and unrealized gains (losses) on investments	(1.96)	5.44	3.20	(15.26)	(3.73)
Total income (loss) from investment activities	(2.16)	5.26	3.13	(15.25)	(3.56)

Distributions to Shareholders From:
Net investment income	—	—	(0.01)	(0.21)	(0.31)
Net realized gains on investments	(3.53)	—	—	—	—
Return of capital	(0.16)	—	—	—	—
Total distributions	(3.69)	—	(0.01)	(0.21)	(0.31)

Net Asset Value, End of Period	$10.30	$16.15	$10.89	$7.77	$23.23

Total Return	(18.83)%	48.44%	40.18%	(66.18)%	(13.21)%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.82%	1.89%	1.83%	1.73%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)	(1.50)%	(1.41)%	(0.97)%	0.10%	0.63%

Supplemental Data:
Net assets, end of period (000’s)	$19,060	$32,266	$16,830	$22,769	$23,541
Portfolio turnover rate(b)	38%	211%	153%	368%	418%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

160 :: ProFund VP UltraNASDAQ-100 :: Management Discussion of Fund Performance

ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -1.19%. For the same period, the Index had a total return of 3.67%(1) and a volatility of 23.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraNASDAQ-100 from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP UltraNASDAQ-100	-1.19%	0.52%	-2.91%
NASDAQ-100 Index	3.67%	6.07%	4.26%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraNASDAQ-100	1.80%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	45%
Futures Contracts	16%
Swap Agreements	138%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.9%
Microsoft Corp.	4.0%
Google, Inc.—Class A	3.0%
Oracle Corp.	2.4%
Intel Corp.	2.2%

NASDAQ-100 Index — Composition

% of Index
Technology	51%
Communications	26%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Basic Materials	1%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 161

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (45.4%)

	Shares	Value
Activision Blizzard, Inc. (Software)	7,223	$88,987
Adobe Systems, Inc.* (Software)	3,100	87,637
Akamai Technologies, Inc.* (Internet)	1,147	37,025
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,178	84,227
Altera Corp. (Semiconductors)	2,015	74,756
Amazon.com, Inc.* (Internet)	2,883	499,047
Amgen, Inc. (Biotechnology)	5,549	356,301
Apollo Group, Inc.—Class A* (Commercial Services)	837	45,089
Apple Computer, Inc.* (Computers)	5,890	2,385,450
Applied Materials, Inc. (Semiconductors)	8,339	89,311
Autodesk, Inc.* (Software)	1,426	43,251
Automatic Data Processing, Inc. (Commercial Services)	3,100	167,431
Avago Technologies, Ltd. (Semiconductors)	1,550	44,733
Baidu, Inc.ADR* (Internet)	1,705	198,581
Bed Bath & Beyond, Inc.* (Retail)	1,550	89,853
Biogen Idec, Inc.* (Biotechnology)	1,550	170,577
BMC Software, Inc.* (Software)	1,085	35,566
Broadcom Corp.—Class A (Semiconductors)	3,069	90,106
C.H. Robinson Worldwide, Inc. (Transportation)	1,023	71,385
CA, Inc. (Software)	3,131	63,293
Celgene Corp.* (Biotechnology)	2,821	190,700
Cerner Corp.* (Software)	1,085	66,456
Check Point Software Technologies, Ltd.* (Software)	1,302	68,407
Cisco Systems, Inc. (Telecommunications)	33,976	614,286
Citrix Systems, Inc.* (Software)	1,178	71,528
Cognizant Technology Solutions Corp.* (Computers)	1,922	123,604
Comcast Corp.—Class A (Media)	13,237	313,849
Costco Wholesale Corp. (Retail)	2,728	227,297
Ctrip.com International, Ltd.ADR* (Internet)	930	21,762
Dell, Inc.* (Computers)	11,346	165,992
DENTSPLY International, Inc. (Healthcare-Products)	899	31,456
DIRECTV—Class A* (Media)	4,464	190,881
Dollar Tree, Inc.* (Retail)	744	61,834
eBay, Inc.* (Internet)	8,153	247,280
Electronic Arts, Inc.* (Software)	2,108	43,425
Expedia, Inc. (Internet)	760	22,041
Expeditors International of Washington, Inc. (Transportation)	1,333	54,600
Express Scripts, Inc.* (Pharmaceuticals)	3,069	137,154
F5 Networks, Inc.* (Internet)	496	52,636
Fastenal Co. (Distribution/Wholesale)	1,860	81,115
First Solar, Inc.* (Energy-Alternate Sources)	558	18,838
Fiserv, Inc.* (Software)	899	52,807
Flextronics International, Ltd.* (Electronics)	4,495	25,442
Fossil, Inc.* (Distribution/Wholesale)	403	31,982
Garmin, Ltd. (Electronics)	1,240	49,364
Gilead Sciences, Inc.* (Biotechnology)	4,743	194,131
Google, Inc.—Class A* (Internet)	1,612	1,041,191
Green Mountain Coffee Roasters, Inc.* (Beverages)	992	44,491
Hansen Natural Corp.* (Beverages)	558	51,414
Henry Schein, Inc.* (Healthcare-Products)	558	35,952
Infosys Technologies, Ltd.ADR (Computers)	496	25,484
Intel Corp. (Semiconductors)	32,178	780,316
Intuit, Inc. (Software)	1,891	99,448
Intuitive Surgical, Inc.* (Healthcare-Products)	248	114,826
KLA-Tencor Corp. (Semiconductors)	1,054	50,856
Lam Research Corp.* (Semiconductors)	744	27,543
Liberty Media Holding Corp.—Interactive Series A* (Internet)	3,534	57,304
Life Technologies Corp.* (Biotechnology)	1,116	43,424
Linear Technology Corp. (Semiconductors)	1,426	42,823
Marvell Technology Group, Ltd.* (Semiconductors)	3,844	53,239
Mattel, Inc. (Toys/Games/Hobbies)	2,139	59,379
Maxim Integrated Products, Inc. (Semiconductors)	1,829	47,627
Microchip Technology, Inc. (Semiconductors)	1,209	44,286
Micron Technology, Inc.* (Semiconductors)	6,231	39,193
Microsoft Corp. (Software)	53,165	1,380,163
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,697	57,878
NetApp, Inc.* (Computers)	2,325	84,328
Netflix, Inc.* (Internet)	341	23,628
News Corp.—Class A (Media)	10,881	194,117
Nuance Communications, Inc.* (Software)	1,891	47,578
NVIDIA Corp.* (Semiconductors)	3,875	53,707
O’Reilly Automotive, Inc.* (Retail)	806	64,440
Oracle Corp. (Software)	31,899	818,209
Orchard Supply Hardware Stores Corp.—Class A* (Retail)	31	113
PACCAR, Inc. (Auto Manufacturers)	2,263	84,795
Paychex, Inc. (Commercial Services)	2,294	69,072
Perrigo Co. (Pharmaceuticals)	589	57,310
Priceline.com, Inc.* (Internet)	310	144,990
Qualcomm, Inc. (Telecommunications)	10,633	581,625
Randgold Resources, Ltd.ADR (Mining)	372	37,981
Research In Motion, Ltd.* (Computers)	3,286	47,647
Ross Stores, Inc. (Retail)	1,457	69,251
SanDisk Corp.* (Computers)	1,519	74,750
Seagate Technology PLC (Computers)	2,945	48,298
Sears Holdings Corp.* (Retail)	682	21,674
Sigma-Aldrich Corp. (Chemicals)	775	48,407
Sirius XM Radio, Inc.* (Media)	23,715	43,161
Staples, Inc. (Retail)	4,433	61,574
Starbucks Corp. (Retail)	4,712	216,799
Stericycle, Inc.* (Environmental Control)	527	41,064
Symantec Corp.* (Internet)	4,650	72,772
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	4,433	178,916
TripAdvisor, Inc.* (Internet)	1	13
VeriSign, Inc. (Internet)	992	35,434
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,333	44,269
Virgin Media, Inc. (Telecommunications)	1,891	40,430
Vodafone Group PLCADR (Telecommunications)	5,797	162,490
Warner Chilcott PLC—Class A* (Pharmaceuticals)	1,612	24,390
Whole Foods Market, Inc. (Food)	1,147	79,808
Wynn Resorts, Ltd. (Lodging)	775	85,630
Xilinx, Inc. (Semiconductors)	1,674	53,668
Yahoo!, Inc.* (Internet)	7,843	126,508
TOTAL COMMON STOCKS (Cost $8,578,528)		15,817,156

See accompanying notes to the financial statements.

162 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Preferred Stocks(NM)

	Shares	Value
Orchard Supply Hardware Stores Corp.—Series A (Retail)	31	$113
TOTAL PREFERRED STOCKS (Cost $—)		113

Repurchase Agreements(a)(b) (44.0%)

	Principal
	Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $15,314,000	$15,314,000	$15,314,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,314,000)		15,314,000
TOTAL INVESTMENT SECURITIES (Cost $23,892,528)—89.4%		31,131,269
Net other assets (liabilities)—10.6%		3,685,977
NET ASSETS—100.0%		$34,817,246

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $6,590,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.
ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/19/12 (Underlying notional amount at value $5,544,900)	122	$(110,393)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$13,798,893	$(48,478)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	34,126,572	(198,445)
		$(246,923)

ProFund VP UltraNASDAQ-100 invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Auto Manufacturers	$84,795	0.2%
Beverages	95,905	0.3%
Biotechnology	1,083,629	3.1%
Chemicals	48,407	0.1%
Commercial Services	281,592	0.8%
Computers	2,955,553	8.6%
Distribution/Wholesale	113,097	0.3%
Electronics	74,806	0.2%
Energy-Alternate Sources	18,838	0.1%
Environmental Control	41,064	0.1%
Food	79,808	0.2%
Healthcare-Products	182,234	0.5%
Internet	2,580,212	7.4%
Lodging	85,630	0.2%
Media	742,008	2.1%
Mining	37,981	0.1%
Pharmaceuticals	455,648	1.3%
Retail	812,948	2.3%
Semiconductors	1,492,164	4.3%
Software	2,966,755	8.6%
Telecommunications	1,398,831	4.0%
Toys/Games/Hobbies	59,379	0.2%
Transportation	125,985	0.4%
Other**	18,999,977	54.6%
Total	$34,817,246	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 163

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$23,892,528
Securities, at value	15,817,269
Repurchase agreements, at value	15,314,000
Total Investment Securities, at value	31,131,269
Cash	602
Segregated cash balances with brokers	430,050
Segregated cash balances with custodian	904
Dividends and interest receivable	11,477
Receivable for capital shares issued	5,417,172
Prepaid expenses	145
TOTAL ASSETS	36,991,619

LIABILITIES:
Payable for capital shares redeemed	1,846,177
Unrealized loss on swap agreements	246,923
Variation margin on futures contracts	14,640
Advisory fees payable	17,859
Management services fees payable	2,381
Administration fees payable	1,253
Administrative services fees payable	9,730
Distribution fees payable	8,761
Trustee fees payable	2
Transfer agency fees payable	2,021
Fund accounting fees payable	2,796
Compliance services fees payable	226
Other accrued expenses	21,604
TOTAL LIABILITIES	2,174,373
NET ASSETS	$34,817,246

NET ASSETS CONSIST OF:
Capital	$94,073,291
Accumulated net investment income (loss)	5,535
Accumulated net realized gains (losses) on investments	(66,143,005)
Net unrealized appreciation (depreciation) on investments	6,881,425
NET ASSETS	$34,817,246

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,618,947

Net Asset Value (offering and redemption price per share)	$21.51

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$153,526
Interest	7,337
TOTAL INVESTMENT INCOME	160,863

EXPENSES:
Advisory fees	280,843
Management services fees	37,446
Administration fees	16,206
Transfer agency fees	24,194
Administrative services fees	117,630
Distribution fees	93,614
Custody fees	8,569
Fund accounting fees	33,504
Trustee fees	845
Compliance services fees	443
Other fees	47,770
Total Gross Expenses before reductions	661,064
Less Expenses reduced by the Advisor	(31,974)
TOTAL NET EXPENSES	629,090
NET INVESTMENT INCOME (LOSS)	(468,227)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,593,483
Net realized gains (losses) on futures contracts	228,290
Net realized gains (losses) on swap agreements	(3,017,974)
Change in net unrealized appreciation/depreciation on investments	(1,315,901)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,512,102)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,980,329)

See accompanying notes to the financial statements.

164 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES
OPERATIONS:
Net investment income (loss)	$(468,227)	$(416,815)
Net realized gains (losses) on investments	(1,196,201)	7,746,421
Change in net unrealized appreciation/depreciation on investments	(1,315,901)	2,200,979
Change in net assets resulting from operations	(2,980,329)	9,530,585
CAPITAL TRANSACTIONS:
Proceeds from shares issued	612,401,277	490,712,237
Value of shares redeemed	(617,511,630)	(488,756,540)
Change in net assets resulting from capital transactions	(5,110,353)	1,955,697
Change in net assets	(8,090,682)	11,486,282
NET ASSETS:
Beginning of period	42,907,928	31,421,646
End of period	$34,817,246	$42,907,928
Accumulated net investment income (loss)	$5,535	$—
SHARE TRANSACTIONS:
Issued	26,969,624	29,579,850
Redeemed	(27,321,370)	(29,560,304)
Change in shares	(351,746)	19,546

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraNASDAQ-100 :: 165

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$21.77	$16.10	$7.34	$26.93	$20.97

Investment Activities:
Net investment income (loss)(a)	(0.28)	(0.21)	(0.13)	(0.13)	(0.05)
Net realized and unrealized gains (losses) on investments	0.02 (b)	5.88	8.89	(19.46)	6.01
Total income (loss) from investment activities	(0.26)	5.67	8.76	(19.59)	5.96

Net Asset Value, End of Period	$21.51	$21.77	$16.10	$7.34	$26.93

Total Return	(1.19)%	35.22%	119.35%	(72.74)%	28.42%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.80%	1.79%	1.77%	1.69%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)	(1.25)%	(1.24)%	(1.20)%	(0.74)%	(0.19)%

Supplemental Data:
Net assets, end of period (000’s)	$34,817	$42,908	$31,422	$20,711	$99,909
Portfolio turnover rate(c)	24%	26%	423%	611%	979%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

166 :: ProFund VP Bear :: Management Discussion of Fund Performance

ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -8.89%. For the same period, the Index had a total return of 2.09%(1) and a volatility of 23.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Bear	-8.89%	-5.33%	-5.51%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bear	1.75%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(80)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index — Composition

% of Index
Consumer Non-Cyclical	23%
Financial	14%
Technology	14%
Energy	12%
Industrial	11%
Communications	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Bear :: 167

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (96.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $21,576,000	$21,576,000	$21,576,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,576,000)		21,576,000
TOTAL INVESTMENT SECURITIES (Cost $21,576,000)—96.4%		21,576,000
Net other assets (liabilities)—3.6%		804,658
NET ASSETS—100.0%		$22,380,658

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $2,629,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $4,444,600)	71	$(57,500)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(10,329,114)	$61,246
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(7,634,478)	111,233
		$172,479

See accompanying notes to the financial statements.

168 :: ProFund VP Bear :: Financial Statements

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$21,576,000
Repurchase agreements, at value	21,576,000
Total Investment Securities, at value	21,576,000
Cash	265
Segregated cash balances with brokers	309,738
Unrealized gain on swap agreements	172,479
Receivable for capital shares issued	1,737,474
Variation margin on futures contracts	18,638
Prepaid expenses	104
TOTAL ASSETS	23,814,698

LIABILITIES:
Payable for capital shares redeemed	1,382,663
Advisory fees payable	10,929
Management services fees payable	1,457
Administration fees payable	946
Administrative services fees payable	8,711
Distribution fees payable	8,344
Trustee fees payable	2
Transfer agency fees payable	1,525
Fund accounting fees payable	2,110
Compliance services fees payable	198
Other accrued expenses	17,155
TOTAL LIABILITIES	1,434,040
NET ASSETS	$22,380,658

NET ASSETS CONSIST OF:
Capital	$87,657,629
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(65,391,950)
Net unrealized appreciation (depreciation) on investments	114,979
NET ASSETS	$22,380,658

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,205,639

Net Asset Value (offering and redemption price per share)	$18.56

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$8,412

EXPENSES:
Advisory fees	201,473
Management services fees	26,863
Administration fees	11,954
Transfer agency fees	17,948
Administrative services fees	81,609
Distribution fees	67,158
Custody fees	6,532
Fund accounting fees	24,482
Trustee fees	693
Compliance services fees	305
Other fees	21,249
Total Gross Expenses before reductions	460,266
Less Expenses reduced by the Advisor	(8,965)
TOTAL NET EXPENSES	451,301
NET INVESTMENT INCOME (LOSS)	(442,889)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(13,574)
Net realized gains (losses) on futures contracts	(629)
Net realized gains (losses) on swap agreements	(3,458,874)
Change in net unrealized appreciation/depreciation on investments	223,917
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,249,160)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,692,049)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bear :: 169

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(442,889)	$(729,587)
Net realized gains (losses) on investments	(3,473,077)	(10,737,443)
Change in net unrealized appreciation/depreciation on investments	223,917	(418,127)
Change in net assets resulting from operations	(3,692,049)	(11,885,157)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	357,512,308	518,149,530
Value of shares redeemed	(357,742,218)	(516,681,041)
Change in net assets resulting from capital transactions	(229,910)	1,468,489
Change in net assets	(3,921,959)	(10,416,668)
NET ASSETS:
Beginning of period	26,302,617	36,719,285
End of period	$22,380,658	$26,302,617
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	18,325,278	22,016,264
Redeemed	(18,410,920)	(22,206,454)
Change in shares	(85,642)	(190,190)

See accompanying notes to the financial statements.

170 :: ProFund VP Bear :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$20.37	$24.79		$34.42	$24.92	$25.78

Investment Activities:
Net investment income (loss)(a)	(0.32)	(0.37)		(0.48)	0.06	0.85
Net realized and unrealized gains (losses) on investments	(1.49)	(4.05)		(9.10)	9.81	(0.71)
Total income (loss) from investment activities	(1.81)	(4.42)		(9.58)	9.87	0.14

Distributions to Shareholders From:
Net investment income	—	—		(0.05)	(0.37)	(1.00)

Net Asset Value, End of Period	$18.56	$20.37		$24.79	$34.42	$24.92

Total Return	(8.89)%	(17.80)%		(27.87)%	39.92%	0.60%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.75%		1.77%	1.71%	1.70%
Net expenses	1.68%	1.68%		1.66%	1.63%	1.63%
Net investment income (loss)	(1.65)%	(1.57)%		(1.57)%	0.22%	3.37%

Supplemental Data:
Net assets, end of period (000’s)	$22,381	$26,303		$36,719	$52,965	$30,237
Portfolio turnover rate(b)	—	599	%(c)	—	—	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)          Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Mid-Cap :: 171

ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -8.23%. For the same period, the Index had a total return of -1.74%(1) and a volatility of 28.69%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the inverse (-1x) of the daily performance of the Index.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Mid-Cap from November 22, 2004 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Short Mid-Cap	-8.23%	-10.85%	-9.88%
S&P MidCap 400 Index	-1.74%	3.31%	6.22%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Mid-Cap	1.72%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(80)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index — Composition

% of Index
Financial	20%
Industrial	20%
Consumer Non-Cyclical	18%
Consumer Cyclical	13%
Technology	9%
Energy	6%
Utilities	6%
Basic Materials	4%
Communications	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

172 :: ProFund VP Short Mid-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (87.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $2,288,000	$2,288,000	$2,288,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,288,000)		2,288,000
TOTAL INVESTMENT SECURITIES (Cost $2,288,000)—87.3%		2,288,000
Net other assets (liabilities)—12.7%		333,949
NET ASSETS—100.0%		$2,621,949

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $494,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures expiring 3/19/12 (Underlying notional amount at value $525,300)	6	$7,520

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(974,987)	$80,254
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(1,117,931)	9,141
		$89,395

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 173

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$2,288,000
Repurchase agreements, at value	2,288,000
Total Investment Securities, at value	2,288,000
Cash	985
Segregated cash balances with brokers	38,280
Unrealized gain on swap agreements	89,395
Receivable for capital shares issued	208,664
Variation margin on futures contracts	3,000
Prepaid expenses	8
TOTAL ASSETS	2,628,332

LIABILITIES:
Advisory fees payable	1,598
Management services fees payable	213
Administration fees payable	119
Administrative services fees payable	1,422
Distribution fees payable	804
Transfer agency fees payable	192
Fund accounting fees payable	265
Compliance services fees payable	21
Other accrued expenses	1,749
TOTAL LIABILITIES	6,383
NET ASSETS	$2,621,949

NET ASSETS CONSIST OF:
Capital	$3,904,076
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,379,042)
Net unrealized appreciation (depreciation) on investments	96,915
NET ASSETS	$2,621,949

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	191,144

Net Asset Value (offering and redemption price per share)	$13.72

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$640

EXPENSES:
Advisory fees	19,556
Management services fees	2,608
Administration fees	1,172
Transfer agency fees	1,777
Administrative services fees	8,189
Distribution fees	6,519
Custody fees	4,926
Fund accounting fees	2,438
Trustee fees	71
Compliance services fees	28
Other fees	926
Total Gross Expenses before reductions	48,210
Less Expenses reduced by the Advisor	(4,403)
TOTAL NET EXPENSES	43,807
NET INVESTMENT INCOME (LOSS)	(43,167)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(71,507)
Net realized gains (losses) on swap agreements	(733,755)
Change in net unrealized appreciation/depreciation on investments	95,114
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(710,148)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(753,315)

See accompanying notes to the financial statements.

174 :: ProFund VP Short Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(43,167)	$(111,436)
Net realized gains (losses) on investments	(805,262)	(2,442,292)
Change in net unrealized appreciation/depreciation on investments	95,114	(68,018)
Change in net assets resulting from operations	(753,315)	(2,621,746)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	70,158,202	194,596,019
Value of shares redeemed	(68,558,411)	(194,104,162)
Change in net assets resulting from capital transactions	1,599,791	491,857
Change in net assets	846,476	(2,129,889)
NET ASSETS:
Beginning of period	1,775,473	3,905,362
End of period	$2,621,949	$1,775,473
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	4,965,639	10,787,880
Redeemed	(4,893,270)	(10,862,823)
Change in shares	72,369	(74,943)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short Mid-Cap :: 175

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$14.95	$20.16	$31.33	$24.00	$25.38

Investment Activities:
Net investment income (loss)(a)	(0.23)	(0.29)	(0.40)	0.14	0.82
Net realized and unrealized gains (losses) on investments	(1.00)	(4.92)	(10.68)	7.44	(1.55)
Total income (loss) from investment activities	(1.23)	(5.21)	(11.08)	7.58	(0.73)

Distributions to Shareholders From:
Net investment income	—	—	(0.09)	(0.25)	(0.65)

Net Asset Value, End of Period	$13.72	$14.95	$20.16	$31.33	$24.00

Total Return	(8.23)%	(25.84)%	(35.39)%	31.83%	(2.85)%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.72%	1.82%	1.73%	1.78%
Net expenses	1.67%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(1.65)%	(1.57)%	(1.57)%	0.54%	3.41%

Supplemental Data:
Net assets, end of period (000’s)	$2,622	$1,775	$3,905	$4,017	$1,437
Portfolio turnover rate(b)	—	—	—	—	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

176 :: ProFund VP Short Small-Cap :: Management Discussion of Fund Performance

ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -9.09%. For the same period, the Index had a total return of -4.19%(1) and a volatility of 33.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from September 3, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Short Small-Cap	-9.09%	-10.74%	-12.86%
Russell 2000 Index	-4.19%	0.15%	8.88%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Small-Cap	1.80%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(85)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	21%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	6%
Energy	6%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Small-Cap :: 177

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (90.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $5,467,000	$5,467,000	$5,467,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,467,000)		5,467,000
TOTAL INVESTMENT SECURITIES (Cost $5,467,000)—90.8%		5,467,000
Net other assets (liabilities)—9.2%		554,950
NET ASSETS—100.0%		$6,021,950

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $756,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 3/19/12 (Underlying notional amount at value $885,000)	12	$6,820

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(1,737,611)	$104,664
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(3,400,122)	39,153
		$143,817

See accompanying notes to the financial statements.

178 :: ProFund VP Short Small-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$5,467,000
Repurchase agreements, at value	5,467,000
Total Investment Securities, at value	5,467,000
Cash	896
Segregated cash balances with brokers	82,920
Unrealized gain on swap agreements	143,817
Receivable for capital shares issued	1,712,131
Variation margin on futures contracts	4,200
Prepaid expenses	20
TOTAL ASSETS	7,410,984

LIABILITIES:
Payable for capital shares redeemed	1,368,582
Advisory fees payable	3,289
Management services fees payable	438
Administration fees payable	246
Administrative services fees payable	2,887
Distribution fees payable	3,273
Transfer agency fees payable	397
Fund accounting fees payable	549
Compliance services fees payable	56
Other accrued expenses	9,317
TOTAL LIABILITIES	1,389,034
NET ASSETS	$6,021,950

NET ASSETS CONSIST OF:
Capital	$7,623,330
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,752,017)
Net unrealized appreciation (depreciation) on investments	150,637
NET ASSETS	$6,021,950

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	782,264
Net Asset Value (offering and redemption price per share)	$7.70

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$2,046

EXPENSES:
Advisory fees	61,064
Management services fees	8,142
Administration fees	3,571
Transfer agency fees	5,381
Administrative services fees	21,216
Distribution fees	20,355
Custody fees	5,435
Fund accounting fees	7,380
Trustee fees	217
Compliance services fees	116
Other fees	12,250
Total Gross Expenses before reductions	145,127
Less Expenses reduced by the Advisor	(8,344)
TOTAL NET EXPENSES	136,783
NET INVESTMENT INCOME (LOSS)	(134,737)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(37,194)
Net realized gains (losses) on swap agreements	(477,803)
Change in net unrealized appreciation/depreciation on investments	109,917
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(405,080)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(539,817)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 179

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(134,737)	$(195,627)
Net realized gains (losses) on investments	(514,997)	(4,542,727)
Change in net unrealized appreciation/depreciation on investments	109,917	(36,884)
Change in net assets resulting from operations	(539,817)	(4,775,238)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	252,467,732	295,067,097
Value of shares redeemed	(251,810,172)	(297,752,434)
Change in net assets resulting from capital transactions	657,560	(2,685,337)
Change in net assets	117,743	(7,460,575)
NET ASSETS:
Beginning of period	5,904,207	13,364,782
End of period	$6,021,950	$5,904,207
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	30,947,909	28,112,417
Redeemed	(30,862,816)	(28,536,841)
Change in shares	85,093	(424,424)

See accompanying notes to the financial statements.

180 :: ProFund VP Short Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$8.47	$11.92	$17.72	$14.85	$14.58

Investment Activities:
Net investment income (loss)(a)	(0.13)	(0.17)	(0.24)	0.08	0.50
Net realized and unrealized gains (losses) on investments	(0.64)	(3.28)	(5.49)	3.37	0.15
Total income (loss) from investment activities	(0.77)	(3.45)	(5.73)	3.45	0.65

Distributions to Shareholders From:
Net investment income	—	—	(0.07)	(0.58)	(0.38)

Net Asset Value, End of Period	$7.70	$8.47	$11.92	$17.72	$14.85

Total Return	(9.09)%	(28.94)%	(32.37)%	24.08%	4.46%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.80%	1.81%	1.71%	1.67%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.62%
Net investment income (loss)	(1.66)%	(1.57)%	(1.57)%	0.49%	3.42%

Supplemental Data:
Net assets, end of period (000’s)	$6,022	$5,904	$13,365	$12,498	$15,367
Portfolio turnover rate(b)	—	—	—	—	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Dow 30 :: 181

ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average (“DJIA”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the DJIA. For the year ended December 31, 2011, the Fund had a total return of -13.17%. For the same period, the DJIA had a total return of 8.34%(1) and a volatility of 20.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the DJIA.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the inverse (-1x) of the DJIA. The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the DJIA serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire DJIA is reviewed.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Dow 30 from May 1, 2006 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Short Dow 30	-13.17%	-9.16%	-9.13%
Dow Jones Industrial Average	8.34%	2.37%	4.09%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Dow 30	2.21%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrial	21%
Consumer Non-Cyclical	19%
Technology	16%
Energy	12%
Consumer Cyclical	12%
Financial	9%
Communications	8%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The DJIA is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the DJIA. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the DJIA calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the DJIA.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

182 :: ProFund VP Short Dow 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (96.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $81,000	$81,000	$81,000
TOTAL REPURCHASE AGREEMENTS (Cost $81,000)		81,000
TOTAL INVESTMENT SECURITIES (Cost $81,000)—96.8%		81,000
Net other assets (liabilities)—3.2%		2,651
NET ASSETS—100.0%		$83,651

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $57,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(62,730)	$1,490
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(20,674)	1,662
		$3,152

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 183

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$81,000
Repurchase agreements, at value	81,000
Total Investment Securities, at value	81,000
Cash	116
Unrealized gain on swap agreements	3,152
Receivable from Advisor	28
TOTAL ASSETS	84,296

LIABILITIES:
Administration fees payable	4
Administrative services fees payable	65
Distribution fees payable	78
Transfer agency fees payable	7
Fund accounting fees payable	9
Compliance services fees payable	1
Other accrued expenses	481
TOTAL LIABILITIES	645
NET ASSETS	$83,651

NET ASSETS CONSIST OF:
Capital	$145,934
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(65,435)
Net unrealized appreciation (depreciation) on investments	3,152
NET ASSETS	$83,651

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	15,666
Net Asset Value (offering and redemption price per share)	$5.34

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$34

EXPENSES:
Advisory fees	1,003
Management services fees	134
Administration fees	59
Transfer agency fees	90
Administrative services fees	184
Distribution fees	334
Custody fees	4,588
Fund accounting fees	123
Trustee fees	5
Compliance services fees	2
Other fees	213
Total Gross Expenses before reductions	6,735
Less Expenses reduced by the Advisor	(4,488)
TOTAL NET EXPENSES	2,247
NET INVESTMENT INCOME (LOSS)	(2,213)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(23,033)
Change in net unrealized appreciation/depreciation on investments	3,288
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(19,745)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,958)

See accompanying notes to the financial statements.

184 :: ProFund VP Short Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,213)	$(7,302)
Net realized gains (losses) on investments	(23,033)	(162,313)
Change in net unrealized appreciation/depreciation on investments	3,288	(522)
Change in net assets resulting from operations	(21,958)	(170,137)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,071,687	22,255,952
Value of shares redeemed	(5,024,908)	(22,166,203)
Change in net assets resulting from capital transactions	46,779	89,749
Change in net assets	24,821	(80,388)
NET ASSETS:
Beginning of period	58,830	139,218
End of period	$83,651	$58,830
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	885,089	3,208,941
Redeemed	(878,991)	(3,217,046)
Change in shares	6,098	(8,105)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short Dow 30 :: 185

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$6.15	$7.88	$31.84	$26.69	$28.21

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.11)	(0.25)	(0.25)	0.86
Net realized and unrealized gains (losses) on investments	(0.72)	(1.62)	(6.49)	6.91	(1.64)
Total income (loss) from investment activities	(0.81)	(1.73)	(6.74)	6.66	(0.78)

Distributions to Shareholders From:
Net investment income	—	—	—	(1.51)	(0.74)
Return of capital	—	—	(0.05)	—	—
Net realized gains on investments	—	—	(17.17)	—	—
Total distributions	—	—	(17.22)	(1.51)	(0.74)

Net Asset Value, End of Period	$5.34	$6.15	$7.88	$31.84	$26.69

Total Return	(13.17)%	(21.86)%	(25.39)%	25.51%	(2.67)%

Ratios to Average Net Assets:
Gross expenses	5.03%	2.21%	2.48%	1.98%	2.37%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.72	%(b)
Net investment income (loss)	(1.65)%	(1.57)%	(1.59)%	(0.79)%	3.21%

Supplemental Data:
Net assets, end of period (000’s)	$84	$59	$139	$232	$195
Portfolio turnover rate(c)	—	—	—	—	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

186 :: ProFund VP Short NASDAQ-100 :: Management Discussion of Fund Performance

ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -10.48%. For the same period, the Index had a total return of 3.67%(1) and a volatility of 23.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short NASDAQ-100 from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Short NASDAQ-100	-10.48%	-11.31%	-10.61%
NASDAQ-100 Index	3.67%	6.07%	6.79%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short NASDAQ-100	1.81%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(83)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	51%
Communications	26%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Basic Materials	1%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 187

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (102.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $11,413,000	$11,413,000	$11,413,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,413,000)		11,413,000
TOTAL INVESTMENT SECURITIES (Cost $11,413,000)—102.5%		11,413,000
Net other assets (liabilities)—(2.5)%		(277,726)
NET ASSETS—100.0%		$11,135,274

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $2,023,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,954,350)	43	$38,749

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(762,389)	$7,029
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(8,442,075)	34,657
		$41,686

See accompanying notes to the financial statements.

188 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$11,413,000
Repurchase agreements, at value	11,413,000
Total Investment Securities, at value	11,413,000
Cash	10
Segregated cash balances with brokers	149,425
Segregated cash balances with custodian	599
Unrealized gain on swap agreements	41,686
Receivable for capital shares issued	920,959
Variation margin on futures contracts	5,160
Prepaid expenses	49
TOTAL ASSETS	12,530,888

LIABILITIES:
Payable for capital shares redeemed	1,370,255
Advisory fees payable	5,052
Management services fees payable	674
Administration fees payable	387
Administrative services fees payable	4,730
Distribution fees payable	4,248
Trustee fees payable	1
Transfer agency fees payable	624
Fund accounting fees payable	864
Compliance services fees payable	77
Other accrued expenses	8,702
TOTAL LIABILITIES	1,395,614
NET ASSETS	$11,135,274

NET ASSETS CONSIST OF:
Capital	$16,388,080
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(5,333,241)
Net unrealized appreciation (depreciation) on investments	80,435
NET ASSETS	$11,135,274

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,315,617
Net Asset Value (offering and redemption price per share)	$8.46

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$3,584

EXPENSES:
Advisory fees	84,060
Management services fees	11,208
Administration fees	4,910
Transfer agency fees	7,339
Administrative services fees	32,782
Distribution fees	28,020
Custody fees	6,956
Fund accounting fees	9,998
Trustee fees	271
Compliance services fees	133
Other fees	16,428
Total Gross Expenses before reductions	202,105
Less Expenses reduced by the Advisor	(13,811)
TOTAL NET EXPENSES	188,294
NET INVESTMENT INCOME (LOSS)	(184,710)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(5,389)
Net realized gains (losses) on futures contracts	(223,457)
Net realized gains (losses) on swap agreements	(2,002,736)
Change in net unrealized appreciation/depreciation on investments	28,209
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,203,373)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,388,083)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 189

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(184,710)	$(262,196)
Net realized gains (losses) on investments	(2,231,582)	(4,298,686)
Change in net unrealized appreciation/depreciation on investments	28,209	14,957
Change in net assets resulting from operations	(2,388,083)	(4,545,925)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	279,999,602	190,335,011
Value of shares redeemed	(275,896,127)	(188,403,110)
Change in net assets resulting from capital transactions	4,103,475	1,931,901
Change in net assets	1,715,392	(2,614,024)
NET ASSETS:
Beginning of period	9,419,882	12,033,906
End of period	$11,135,274	$9,419,882
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	31,768,382	17,095,648
Redeemed	(31,449,791)	(17,102,249)
Change in shares	318,591	(6,601)

See accompanying notes to the financial statements.

190 :: ProFund VP Short NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$9.45	$11.99	$20.28	$14.18	$18.18

Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.17)	(0.24)	0.07	0.59
Net realized and unrealized gains (losses) on investments	(0.84)	(2.37)	(8.00)	6.59	(2.63)
Total income (loss) from investment activities	(0.99)	(2.54)	(8.24)	6.66	(2.04)

Distributions to Shareholders From:
Net investment income	—	—	(0.05)	(0.56)	(1.96)

Net Asset Value, End of Period	$8.46	$9.45	$11.99	$20.28	$14.18

Total Return	(10.48)%	(21.18)%	(40.66)%	48.16%	(11.60)%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.81%	1.81%	1.76%	1.71%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(1.65)%	(1.56)%	(1.57)%	0.41%	3.50%

Supplemental Data:
Net assets, end of period (000’s)	$11,135	$9,420	$12,034	$16,297	$11,845
Portfolio turnover rate(b)	—	—	—	—	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Short International :: 191

ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of 1.80%. For the same period, the Index had a total return of -11.73%(1) and a volatility of 23.25%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from August 31, 2007 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Since Inception
ProFund VP Short International	1.80%	-4.48%
MSCI EAFE Index	-11.73%	-6.53%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short International	1.87%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	21%
Industrials	12%
Consumer Staples	12%
Materials	10%
Consumer Discretionary	10%
Other	35%

Country Breakdown
United Kingdom	23%
Japan	22%
France	9%
Switzerland	9%
Australia	8%
Other	29%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded MSCI EAFE futures contract.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

192 :: ProFund VP Short International :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (102.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $2,803,000	$2,803,000	$2,803,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,803,000)		2,803,000
TOTAL INVESTMENT SECURITIES (Cost $2,803,000)—102.1%		2,803,000
Net other assets (liabilities)—(2.1)%		(56,924)
NET ASSETS—100.0%		$2,746,076

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $707,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(1,410,446)	$(4,154)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(1,330,615)	(6,689)
		$(10,843)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International :: 193

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$2,803,000
Repurchase agreements, at value	2,803,000
Total Investment Securities, at value	2,803,000
Cash	392
Receivable for capital shares issued	102
Prepaid expenses	7
TOTAL ASSETS	2,803,501

LIABILITIES:
Payable for capital shares redeemed	38,931
Unrealized loss on swap agreements	10,843
Advisory fees payable	1,032
Management services fees payable	138
Administration fees payable	125
Administrative services fees payable	1,774
Distribution fees payable	1,975
Transfer agency fees payable	202
Fund accounting fees payable	279
Compliance services fees payable	21
Other accrued expenses	2,105
TOTAL LIABILITIES	57,425
NET ASSETS	$2,746,076

NET ASSETS CONSIST OF:
Capital	$3,800,518
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,043,599)
Net unrealized appreciation (depreciation) on investments	(10,843)
NET ASSETS	$2,746,076

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	131,265
Net Asset Value (offering and redemption price per share)	$20.92

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$571

EXPENSES:
Advisory fees	16,688
Management services fees	2,225
Administration fees	1,016
Transfer agency fees	1,547
Administrative services fees	4,956
Distribution fees	5,563
Custody fees	3,845
Fund accounting fees	2,118
Trustee fees	55
Compliance services fees	30
Other fees	2,727
Total Gross Expenses before reductions	40,770
Less Expenses reduced by the Advisor	(3,390)
TOTAL NET EXPENSES	37,380
NET INVESTMENT INCOME (LOSS)	(36,809)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(32,891)
Net realized gains (losses) on swap agreements	(153,150)
Change in net unrealized appreciation/depreciation on investments	8,187
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(177,854)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(214,663)

See accompanying notes to the financial statements.

194 :: ProFund VP Short International :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(36,809)	$(32,743)
Net realized gains (losses) on investments	(186,041)	(353,788)
Change in net unrealized appreciation/depreciation on investments	8,187	(25,621)
Change in net assets resulting from operations	(214,663)	(412,152)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,245,607	14,345,379
Value of shares redeemed	(22,497,926)	(14,989,898)
Change in net assets resulting from capital transactions	1,747,681	(644,519)
Change in net assets	1,533,018	(1,056,671)
NET ASSETS:
Beginning of period	1,213,058	2,269,729
End of period	$2,746,076	$1,213,058
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	1,170,089	575,791
Redeemed	(1,097,855)	(610,961)
Change in shares	72,234	(35,170)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short International :: 195

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$20.55	$24.09	$40.60	$29.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.34)	(0.38)	(0.56)	(0.25)	0.28
Net realized and unrealized gains (losses) on investments	0.71 (c)	(3.16)	(11.65)	11.48	(0.89)
Total income (loss) from investment activities	0.37	(3.54)	(12.21)	11.23	(0.61)

Distributions to Shareholders From:
Net investment income	—	—	—	(0.02)	—
Net realized gains on investments	—	—	(4.30)	—	—
Total distributions	—	—	(4.30)	(0.02)	—

Net Asset Value, End of Period	$20.92	$20.55	$24.09	$40.60	$29.39

Total Return	1.80%	(14.69)%	(30.28)%	38.23%	(2.03	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.83%	1.87%	1.75%	1.77%	3.42%
Net expenses(e)	1.68%	1.68%	1.66%	1.63%	1.64	%(f)
Net investment income (loss)(e)	(1.65)%	(1.57)%	(1.55)%	(0.62)%	2.93%

Supplemental Data:
Net assets, end of period (000’s)	$2,746	$1,213	$2,270	$4,943	$192
Portfolio turnover rate(g)	—	—	—	—	—

(a)        Period from commencement of operations.

(b)       Per share net investment income (loss) has been calculated using the average daily shares method.

(c)        The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)       Not annualized for periods less than one year.

(e)        Annualized for periods less than one year.

(f)          The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(g)       Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

196 :: ProFund VP Short Emerging Markets :: Management Discussion of Fund Performance

ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of 10.66%. For the same period, the Index had a total return of -18.25%(1) and a volatility of 27.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from August 31, 2007 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Since Inception
ProFund VP Short Emerging Markets	10.66%	-14.83%
Bank of New York Mellon Emerging Markets 50 ADR Index	-18.25%	-2.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Emerging Markets	1.79%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Basic Materials	21%
Communications	20%
Energy	20%
Financial	16%
Technology	11%
Other	12%

Country Breakdown
Brazil	37%
China	13%
Taiwan	10%
Mexico	9%
Hong Kong	7%
Other	24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Emerging Markets :: 197

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (101.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $1,944,000	$1,944,000	$1,944,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,944,000)		1,944,000
TOTAL INVESTMENT SECURITIES (Cost $1,944,000)—101.3%		1,944,000
Net other assets (liabilities)—(1.3)%		(24,243)
NET ASSETS—100.0%		$1,919,757

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $574,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(940,752)	$4,901
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(980,367)	997
		$5,898

See accompanying notes to the financial statements.

198 :: ProFund VP Short Emerging Markets :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$1,944,000
Repurchase agreements, at value	1,944,000
Total Investment Securities, at value	1,944,000
Cash	2
Unrealized gain on swap agreements	5,898
Receivable for capital shares issued	75
Prepaid expenses	8
TOTAL ASSETS	1,949,983

LIABILITIES:
Payable for capital shares redeemed	24,987
Advisory fees payable	683
Management services fees payable	91
Administration fees payable	71
Administrative services fees payable	1,099
Distribution fees payable	1,210
Transfer agency fees payable	115
Fund accounting fees payable	158
Compliance services fees payable	13
Other accrued expenses	1,799
TOTAL LIABILITIES	30,226
NET ASSETS	$1,919,757

NET ASSETS CONSIST OF:
Capital	$3,000,674
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,086,815)
Net unrealized appreciation (depreciation) on investments	5,898
NET ASSETS	$1,919,757

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	128,387
Net Asset Value (offering and redemption price per share)	$14.95

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$658

EXPENSES:
Advisory fees	14,105
Management services fees	1,881
Administration fees	827
Transfer agency fees	1,242
Administrative services fees	4,154
Distribution fees	4,702
Custody fees	4,983
Fund accounting fees	1,681
Trustee fees	48
Compliance services fees	22
Other fees	2,689
Total Gross Expenses before reductions	36,334
Less Expenses reduced by the Advisor	(4,738)
TOTAL NET EXPENSES	31,596
NET INVESTMENT INCOME (LOSS)	(30,938)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(82,212)
Change in net unrealized appreciation/depreciation on investments	65,119
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(17,093)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(48,031)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 199

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(30,938)	$(41,404)
Net realized gains (losses) on investments	(82,212)	(553,659)
Change in net unrealized appreciation/depreciation on investments	65,119	(55,408)
Change in net assets resulting from operations	(48,031)	(650,471)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,524,899	36,643,617
Value of shares redeemed	(25,977,707)	(34,644,031)
Change in net assets resulting from capital transactions	(452,808)	1,999,586
Change in net assets	(500,839)	1,349,115
NET ASSETS:
Beginning of period	2,420,596	1,071,481
End of period	$1,919,757	$2,420,596
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	1,804,818	2,282,285
Redeemed	(1,855,628)	(2,167,775)
Change in shares	(50,810)	114,510

See accompanying notes to the financial statements.

200 :: ProFund VP Short Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$13.51	$16.56	$32.29	$24.44	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.23)	(0.25)	(0.38)	(0.11)	0.26
Net realized and unrealized gains (losses) on investments	1.67 (c)	(2.80)	(15.35)	7.99	(5.82)
Total income (loss) from investment activities	1.44	(3.05)	(15.73)	7.88	(5.56)

Distributions to Shareholders From:
Net investment income	—	—	—	(0.03)	—

Net Asset Value, End of Period	$14.95	$13.51	$16.56	$32.29	$24.44

Total Return	10.66%	(18.42)%	(48.71)%	32.23%	(18.53	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.93%	1.79%	1.86%	1.81%	3.60%
Net expenses(e)	1.68%	1.68%	1.66%	1.63%	1.64	%(f)
Net investment income (loss)(e)	(1.64)%	(1.56)%	(1.54)%	(0.36)%	3.15%

Supplemental Data:
Net assets, end of period (000’s)	$1,920	$2,421	$1,071	$3,940	$181
Portfolio turnover rate(g)	—	—	—	—	—

(a)        Period from commencement of operations.

(b)       Per share net investment income (loss) has been calculated using the average daily shares method.

(c)        The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gain and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)       Not annualized for periods less than one year.

(e)        Annualized for periods less than one year.

(f)          The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(g)       Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraShort Dow 30 :: 201

ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (“DJIA”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the DJIA. For the year ended December 31, 2011, the Fund had a total return of -28.50%. For the same period, the DJIA had a total return of 8.34%(1) and a volatility of 20.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse (-2x) of the daily performance of the DJIA.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the DJIA. The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the DJIA serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire DJIA is reviewed.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the DJIA. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort Dow 30 from September 14, 2006 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP UltraShort Dow 30	-28.50%	-20.39%	-21.39%
Dow Jones Industrial Average	8.34%	2.37%	3.36%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort Dow 30	1.84%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(38)%
Swap Agreements	(162)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrial	21%
Consumer Non-Cyclical	19%
Technology	16%
Energy	12%
Consumer Cyclical	12%
Financial	9%
Communications	8%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The DJIA is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the DJIA. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the DJIA calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the DJIA.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

202 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (97.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $313,000	$313,000	$313,000
TOTAL REPURCHASE AGREEMENTS (Cost $313,000)		313,000
TOTAL INVESTMENT SECURITIES (Cost $313,000)—97.2%		313,000
Net other assets (liabilities)—2.8%		9,126
NET ASSETS—100.0%		$322,126

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $153,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contract expiring 3/19/12 (Underlying notional amount at value $121,450)	2	$16

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(330,492)	$1,940
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(192,048)	(1,254)
		$686

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 203

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$313,000
Repurchase agreements, at value	313,000
Total Investment Securities, at value	313,000
Cash	99
Segregated cash balances with brokers	8,760
Unrealized gain on swap agreements	686
Variation margin on futures contracts	710
Receivable from Advisor	495
Prepaid expenses	5
TOTAL ASSETS	323,755

LIABILITIES:
Payable for capital shares redeemed	25
Administration fees payable	16
Administrative services fees payable	284
Distribution fees payable	246
Transfer agency fees payable	26
Fund accounting fees payable	35
Compliance services fees payable	6
Other accrued expenses	991
TOTAL LIABILITIES	1,629
NET ASSETS	$322,126

NET ASSETS CONSIST OF:
Capital	$1,061,980
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(740,556)
Net unrealized appreciation (depreciation) on investments	702
NET ASSETS	$322,126

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	74,246
Net Asset Value (offering and redemption price per share)	$4.34

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$365

EXPENSES:
Advisory fees	7,895
Management services fees	1,053
Administration fees	468
Transfer agency fees	687
Administrative services fees	2,296
Distribution fees	2,632
Custody fees	5,301
Fund accounting fees	932
Trustee fees	25
Compliance services fees	11
Other fees	922
Total Gross Expenses before reductions	22,222
Less Expenses reduced by the Advisor	(4,538)
TOTAL NET EXPENSES	17,684
NET INVESTMENT INCOME (LOSS)	(17,319)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(10,700)
Net realized gains (losses) on swap agreements	(355,473)
Change in net unrealized appreciation/depreciation on investments	3,544
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(362,629)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(379,948)

See accompanying notes to the financial statements.

204 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(17,319)	$(33,348)
Net realized gains (losses) on investments	(366,173)	(481,911)
Change in net unrealized appreciation/depreciation on investments	3,544	(31,212)
Change in net assets resulting from operations	(379,948)	(546,471)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	88,427,267	196,389,470
Value of shares redeemed	(88,231,079)	(195,800,625)
Change in net assets resulting from capital transactions	196,188	588,845
Change in net assets	(183,760)	42,374
NET ASSETS:
Beginning of period	505,886	463,512
End of period	$322,126	$505,886
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	16,723,501	24,885,987
Redeemed	(16,732,595)	(24,853,210)
Change in shares	(9,094)	32,777

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraShort Dow 30 :: 205

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$6.07	$9.17		$20.70	$23.18	$26.22

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.12)		(0.21)	0.11	0.68
Net realized and unrealized gains (losses) on investments	(1.64)	(2.98)		(8.95)	10.79	(3.35)
Total income (loss) from investment activities	(1.73)	(3.10)		(9.16)	10.90	(2.67)

Distributions to Shareholders From:
Net investment income	—	—		(0.01)	(0.46)	(0.37)
Net realized gains on investments	—	—		(2.36)	(12.92)	—
Total distributions	—	—		(2.37)	(13.38)	(0.37)

Net Asset Value, End of Period	$4.34	$6.07		$9.17	$20.70	$23.18

Total Return	(28.50)%	(33.73)%		(46.08)%	39.37%	(10.16)%

Ratios to Average Net Assets:
Gross expenses	2.10%	1.84%		1.89%	1.85%	2.30%
Net expenses	1.67%	1.69	%(b)	1.66%	1.63%	1.91	%(c)
Net investment income (loss)	(1.64)%	(1.58)%		(1.59)%	0.40%	2.90%

Supplemental Data:
Net assets, end of period (000’s)	$322	$506		$464	$264	$157
Portfolio turnover rate(d)	—	—		—	—	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(c)          The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

206 :: ProFund VP UltraShort NASDAQ-100 :: Management Discussion of Fund Performance

ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -22.18%. For the same period, the Index had a total return of 3.67%(1) and a volatility of 23.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse (-2x) of the daily performance of the Index.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort NASDAQ-100 from September 14, 2006 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP UltraShort NASDAQ-100	-22.18%	-26.18%	-26.71%
NASDAQ-100 Index	3.67%	6.07%	5.60%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort NASDAQ-100	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(23)%
Swap Agreements	(178)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	51%
Communications	26%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Basic Materials	1%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 207

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (142.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $1,696,000	$1,696,000	$1,696,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,696,000)		1,696,000
TOTAL INVESTMENT SECURITIES (Cost $1,696,000)—142.5%		1,696,000
Net other assets (liabilities)—(42.5)%		(505,666)
NET ASSETS—100.0%		$1,190,334

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $719,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/19/12 (Underlying notional amount at value $272,700)	6	$5,407

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(464,782)	$3,075
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(1,650,936)	36,685
		$39,760

See accompanying notes to the financial statements.

208 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$1,696,000
Repurchase agreements, at value	1,696,000
Total Investment Securities, at value	1,696,000
Cash	144
Segregated cash balances with brokers	20,850
Unrealized gain on swap agreements	39,760
Receivable for capital shares issued	305,330
Variation margin on futures contracts	720
Prepaid expenses	9
TOTAL ASSETS	2,062,813

LIABILITIES:
Payable for capital shares redeemed	866,492
Advisory fees payable	2,231
Management services fees payable	297
Administration fees payable	56
Administrative services fees payable	717
Distribution fees payable	824
Transfer agency fees payable	90
Fund accounting fees payable	125
Compliance services fees payable	8
Other accrued expenses	1,639
TOTAL LIABILITIES	872,479
NET ASSETS	$1,190,334

NET ASSETS CONSIST OF:
Capital	$2,042,375
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(897,208)
Net unrealized appreciation (depreciation) on investments	45,167
NET ASSETS	$1,190,334

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	210,592
Net Asset Value (offering and redemption price per share)	$5.65

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$546

EXPENSES:
Advisory fees	11,835
Management services fees	1,578
Administration fees	692
Transfer agency fees	1,017
Administrative services fees	2,909
Distribution fees	3,945
Custody fees	5,141
Fund accounting fees	1,384
Trustee fees	35
Compliance services fees	16
Printing fees	2,266
Other fees	1,511
Total Gross Expenses before reductions	32,329
Less Expenses reduced by the Advisor	(5,819)
TOTAL NET EXPENSES	26,510
NET INVESTMENT INCOME (LOSS)	(25,964)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(61,132)
Net realized gains (losses) on swap agreements	(731,958)
Change in net unrealized appreciation/depreciation on investments	27,256
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(765,834)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(791,798)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 209

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(25,964)	$(50,019)
Net realized gains (losses) on investments	(793,090)	(3,187,579)
Change in net unrealized appreciation/depreciation on investments	27,256	(7,541)
Change in net assets resulting from operations	(791,798)	(3,245,139)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	92,726,585	168,894,408
Value of shares redeemed	(92,505,703)	(164,272,530)
Change in net assets resulting from capital transactions	220,882	4,621,878
Change in net assets	(570,916)	1,376,739
NET ASSETS:
Beginning of period	1,761,250	384,511
End of period	$1,190,334	$1,761,250
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	14,832,348	16,042,216
Redeemed	(14,864,257)	(15,830,973)
Change in shares	(31,909)	211,243

See accompanying notes to the financial statements.

210 :: ProFund VP UltraShort NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$7.26	$12.30	$34.30	$18.97	$26.39

Investment Activities:
Net investment income (loss)(a)	(0.10)	(0.15)	(0.29)	0.06	0.60
Net realized and unrealized gains (losses) on investments	(1.51)	(4.89)	(21.71)	15.43	(7.68)
Total income (loss) from investment activities	(1.61)	(5.04)	(22.00)	15.49	(7.08)

Distributions to Shareholders From:
Net investment income	—	—	— (b)	(0.16)	(0.34)

Net Asset Value, End of Period	$5.65	$7.26	$12.30	$34.30	$18.97

Total Return	(22.18)%	(41.02)%	(64.10)%	82.06%	(26.92)%

Ratios to Average Net Assets:
Gross expenses	2.04%	1.74%	1.82%	1.87%	2.48%
Net expenses	1.67%	1.61%	1.68%	1.63%	1.92	%(c)
Net investment income (loss)	(1.64)%	(1.49)%	(1.59)%	0.24%	2.88%

Supplemental Data:
Net assets, end of period (000’s)	$1,190	$1,761	$385	$647	$137
Portfolio turnover rate(d)	—	—	—	—	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Banks :: 211

ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -26.75%. For the same period, the Index had a total return of -25.38%(1) and a volatility of 39.61%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Banks from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Banks	-26.75%	-21.75%	-8.50%
Dow Jones U.S. Banks Index	-25.38%	-19.54%	-6.11%
S&P 500 Index	2.09%	-0.25%	3.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Banks	1.89%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	42%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	12.5%
J.P. Morgan Chase & Co.	11.5%
Citigroup, Inc.	6.9%
Bank of America Corp.	5.1%
U.S. Bancorp	4.7%

Dow Jones U.S. Banks Index — Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)          The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

212 :: ProFund VP Banks :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (58.0%)

	Shares	Value
Associated Banc-Corp. (Banks)	392	$4,379
Astoria Financial Corp. (Savings & Loans)	196	1,664
BancorpSouth, Inc. (Banks)	168	1,851
Bank of America Corp. (Banks)	22,708	126,257
Bank of Hawaii Corp. (Banks)	112	4,983
BB&T Corp. (Banks)	1,568	39,467
BOK Financial Corp. (Banks)	56	3,076
CapitalSource, Inc. (Banks)	616	4,127
Capitol Federal Financial, Inc. (Savings & Loans)	364	4,201
Cathay Bancorp, Inc. (Banks)	168	2,508
Citigroup, Inc. (Banks)	6,524	171,646
City National Corp. (Banks)	112	4,948
Comerica, Inc. (Banks)	448	11,558
Commerce Bancshares, Inc. (Banks)	196	7,472
Cullen/Frost Bankers, Inc. (Banks)	140	7,407
East West Bancorp, Inc. (Banks)	336	6,636
F.N.B. Corp. (Banks)	308	3,483
Fifth Third Bancorp (Banks)	2,072	26,356
First Financial Bankshares, Inc. (Banks)	84	2,808
First Horizon National Corp. (Banks)	589	4,709
First Midwest Bancorp, Inc. (Banks)	168	1,702
First Niagara Financial Group, Inc. (Savings & Loans)	672	5,799
First Republic Bank* (Banks)	168	5,142
FirstMerit Corp. (Banks)	252	3,813
Fulton Financial Corp. (Banks)	448	4,395
Glacier Bancorp, Inc. (Banks)	168	2,021
Hancock Holding Co. (Banks)	168	5,371
Hudson City Bancorp, Inc. (Savings & Loans)	1,092	6,825
Huntington Bancshares, Inc. (Banks)	1,932	10,607
IBERIABANK Corp. (Banks)	56	2,761
International Bancshares Corp. (Banks)	140	2,567
J.P. Morgan Chase & Co. (Banks)	8,568	284,886
KeyCorp (Banks)	2,128	16,364
M&T Bank Corp. (Banks)	280	21,375
MB Financial, Inc. (Banks)	112	1,915
National Penn Bancshares, Inc. (Banks)	280	2,363
New York Community Bancorp (Savings & Loans)	980	12,123
Old National Bancorp (Banks)	224	2,610
PacWest Bancorp (Banks)	84	1,592
Park National Corp. (Banks)	28	1,822
People’s United Financial, Inc. (Savings & Loans)	812	10,434
PNC Financial Services Group (Banks)	1,176	67,820
Popular, Inc.* (Banks)	2,296	3,191
PrivateBancorp, Inc. (Banks)	140	1,537
Prosperity Bancshares, Inc. (Banks)	112	4,519
Provident Financial Services, Inc. (Savings & Loans)	140	1,875
Regions Financial Corp. (Banks)	2,828	12,160
Signature Bank* (Banks)	112	6,719
SunTrust Banks, Inc. (Banks)	1,204	21,311
Susquehanna Bancshares, Inc. (Banks)	364	3,050
SVB Financial Group* (Banks)	84	4,006
Synovus Financial Corp. (Banks)	1,652	2,329
TCF Financial Corp. (Banks)	336	3,468
TFS Financial Corp.* (Savings & Loans)	196	1,756
Trustmark Corp. (Banks)	140	3,401
U.S. Bancorp (Banks)	4,312	116,640
UMB Financial Corp. (Banks)	84	3,129
Umpqua Holdings Corp. (Banks)	252	3,122
United Bankshares, Inc. (Banks)	112	3,166
Valley National Bancorp (Banks)	392	4,849
Washington Federal, Inc. (Savings & Loans)	252	3,525
Webster Financial Corp. (Banks)	168	3,426
Wells Fargo & Co. (Banks)	11,228	309,444
Westamerica Bancorp (Banks)	56	2,458
Wintrust Financial Corp. (Banks)	84	2,356
Zions Bancorp (Banks)	420	6,838
TOTAL COMMON STOCKS (Cost $750,143)		1,442,118

Repurchase Agreements(a) (1.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $24,000	$24,000	$24,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,000)		24,000
TOTAL INVESTMENT SECURITIES (Cost $774,143)—59.0%		1,466,118
Net other assets (liabilities)—41.0%		1,019,163
NET ASSETS—100.0%		$2,485,281

*                 Non-income producing security

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$1,049,874	$(126)

ProFund VP Banks invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Banks	$1,393,916	56.1%
Savings & Loans	48,202	1.9%
Other**	1,043,163	42.0%
Total	$2,485,281	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Banks :: 213

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$774,143
Securities, at value	1,442,118
Repurchase agreements, at value	24,000
Total Investment Securities, at value	1,466,118
Cash	420
Dividends receivable	2,221
Receivable for investments sold	1,081,348
Prepaid expenses	26
TOTAL ASSETS	2,550,133

LIABILITIES:
Payable for investments purchased	555
Payable for capital shares redeemed	56,865
Unrealized loss on swap agreements	126
Advisory fees payable	2,137
Management services fees payable	285
Administration fees payable	117
Administrative services fees payable	887
Distribution fees payable	684
Transfer agency fees payable	188
Fund accounting fees payable	260
Compliance services fees payable	20
Other accrued expenses	2,728
TOTAL LIABILITIES	64,852
NET ASSETS	$2,485,281

NET ASSETS CONSIST OF:
Capital	$19,460,055
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(17,666,623)
Net unrealized appreciation (depreciation) on investments	691,849
NET ASSETS	$2,485,281

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	266,971
Net Asset Value (offering and redemption price per share)	$9.31

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$69,099
Interest	16
TOTAL INVESTMENT INCOME	69,115

EXPENSES:
Advisory fees	37,844
Management services fees	5,046
Administration fees	2,148
Transfer agency fees	3,119
Administrative services fees	17,192
Distribution fees	12,615
Custody fees	9,686
Fund accounting fees	4,624
Trustee fees	106
Compliance services fees	43
Other fees	4,156
Total Gross Expenses before reductions	96,579
Less Expenses reduced by the Advisor	(11,808)
TOTAL NET EXPENSES	84,771
NET INVESTMENT INCOME (LOSS)	(15,656)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	485,447
Net realized gains (losses) on swap agreements	15,841
Change in net unrealized appreciation/depreciation on investments	(1,793,679)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,292,391)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,308,047)

See accompanying notes to the financial statements.

214 :: ProFund VP Banks :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,656)	$(69,794)
Net realized gains (losses) on investments	501,288	368,611
Change in net unrealized appreciation/depreciation on investments	(1,793,679)	(162,160)
Change in net assets resulting from operations	(1,308,047)	136,657
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(6,965)
Change in net assets resulting from distributions	—	(6,965)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,774,419	37,059,576
Dividends reinvested	—	6,965
Value of shares redeemed	(33,986,165)	(37,224,254)
Change in net assets resulting from capital transactions	(3,211,746)	(157,713)
Change in net assets	(4,519,793)	(28,021)
NET ASSETS:
Beginning of period	7,005,074	7,033,095
End of period	$2,485,281	$7,005,074
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	2,891,636	2,940,218
Reinvested	—	535
Redeemed	(3,175,679)	(2,988,786)
Change in shares	(284,043)	(48,033)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Banks :: 215

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$12.71	$11.74	$12.76	$24.30	$34.74

Investment Activities:
Net investment income (loss)(a)	(0.04)	(0.11)	0.01	0.63	0.80
Net realized and unrealized gains (losses) on investments	(3.36)	1.09	(0.51)	(11.96)	(10.03)
Total income (loss) from investment activities	(3.40)	0.98	(0.50)	(11.33)	(9.23)

Distributions to Shareholders From:
Net investment income	—	(0.01)	(0.51)	(0.21)	(1.21)
Net realized gains on investments	—	—	(0.01)	—	—
Total distributions	—	(0.01)	(0.52)	(0.21)	(1.21)

Net Asset Value, End of Period	$9.31	$12.71	$11.74	$12.76	$24.30

Total Return	(26.75)%	8.34%	(4.24)%	(46.91)%	(27.27)%

Ratios to Average Net Assets:
Gross expenses	1.92%	1.89%	1.88%	1.87%	1.91%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(0.31)%	(0.89)%	0.06%	3.46%	2.50%

Supplemental Data:
Net assets, end of period (000’s)	$2,485	$7,005	$7,033	$18,015	$9,877
Portfolio turnover rate(b)	716%	559%	913%	997%	683%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

216 :: ProFund VP Basic Materials :: Management Discussion of Fund Performance

ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -16.15%. For the same period, the Index had a total return of -14.72%(1) and a volatility of 33.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Basic Materials	-16.15%	2.31%	5.28%
Dow Jones U.S. Basic Materials Index	-14.72%	3.97%	7.48%
S&P 500 Index	2.09%	-0.25%	3.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Basic Materials	1.76%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	9.5%
Freeport-McMoRan Copper & Gold, Inc.	7.7%
The Dow Chemical Co.	7.5%
Praxair, Inc.	7.2%
Newmont Mining Corp.	6.5%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	59%
Industrial Metals	21%
Mining	16%
Forestry and Paper	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Basic Materials :: 217

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (100.1%)

	Shares	Value
AbitibiBowater, Inc.* (Forest Products & Paper)	5,040	$73,332
Air Products & Chemicals, Inc. (Chemicals)	13,440	1,144,953
Airgas, Inc. (Chemicals)	4,410	344,333
AK Steel Holding Corp. (Iron/Steel)	7,350	60,711
Albemarle Corp. (Chemicals)	5,880	302,879
Alcoa, Inc. (Mining)	71,400	617,610
Allegheny Technologies, Inc. (Iron/Steel)	7,140	341,292
Allied Nevada Gold Corp.* (Mining)	5,460	165,329
Alpha Natural Resources, Inc.* (Coal)	15,120	308,902
Arch Coal, Inc. (Coal)	14,280	207,203
Ashland, Inc. (Chemicals)	4,830	276,083
Avery Dennison Corp. (Household Products/Wares)	7,140	204,775
Cabot Corp. (Chemicals)	3,990	128,239
Calgon Carbon Corp.* (Environmental Control)	3,780	59,384
Carpenter Technology Corp. (Iron/Steel)	2,940	151,351
Celanese Corp.—Series A (Chemicals)	10,500	464,835
CF Industries Holdings, Inc. (Chemicals)	4,830	700,253
Chemtura Corp.* (Chemicals)	6,510	73,823
Cliffs Natural Resources, Inc. (Iron/Steel)	9,660	602,301
Coeur d’Alene Mines Corp.* (Mining)	6,090	147,013
Commercial Metals Co. (Metal Fabricate/Hardware)	7,770	107,459
Compass Minerals International, Inc. (Mining)	2,100	144,585
CONSOL Energy, Inc. (Coal)	15,120	554,904
Cytec Industries, Inc. (Chemicals)	3,360	150,024
Domtar Corp. (Forest Products & Paper)	2,520	201,499
E.I. du Pont de Nemours & Co. (Chemicals)	62,790	2,874,526
Eastman Chemical Co. (Chemicals)	8,610	336,307
Ecolab, Inc. (Chemicals)	18,270	1,056,189
FMC Corp. (Chemicals)	4,830	415,573
Freeport-McMoRan Copper & Gold, Inc. (Mining)	63,210	2,325,496
Fuller (H.B.) Co. (Chemicals)	3,360	77,650
Hecla Mining Co. (Mining)	18,690	97,749
Huntsman Corp. (Chemicals)	13,020	130,200
International Flavors & Fragrances, Inc. (Chemicals)	5,460	286,213
International Paper Co. (Forest Products & Paper)	27,090	801,864
Intrepid Potash, Inc.* (Chemicals)	3,570	80,789
Kaiser Aluminum Corp. (Mining)	1,050	48,174
LyondellBasell Industries N.V.—Class A (Chemicals)	22,890	743,696
Minerals Technologies, Inc. (Chemicals)	1,260	71,228
Molycorp, Inc.* (Mining)	4,200	100,716
NewMarket Corp. (Chemicals)	630	124,809
Newmont Mining Corp. (Mining)	32,550	1,953,325
Nucor Corp. (Iron/Steel)	19,110	756,183
Olin Corp. (Chemicals)	4,830	94,909
OM Group, Inc.* (Chemicals)	2,100	47,019
Patriot Coal Corp.* (Coal)	6,090	51,582
Peabody Energy Corp. (Coal)	18,270	604,920
Polypore International, Inc.* (Miscellaneous Manufacturing)	2,730	120,093
PPG Industries, Inc. (Chemicals)	10,290	859,112
Praxair, Inc. (Chemicals)	20,370	2,177,553
Reliance Steel & Aluminum Co. (Iron/Steel)	5,040	245,398
Rockwood Holdings, Inc.* (Chemicals)	4,620	181,889
Royal Gold, Inc. (Mining)	3,570	240,725
RPM, Inc. (Chemicals)	8,820	216,531
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	2,100	48,741
Schulman (A.), Inc. (Chemicals)	1,890	40,030
Sensient Technologies Corp. (Chemicals)	3,360	127,344
Sigma-Aldrich Corp. (Chemicals)	6,930	432,848
Solutia, Inc.* (Chemicals)	8,190	141,523
Southern Copper Corp. (Mining)	11,340	342,241
Steel Dynamics, Inc. (Iron/Steel)	14,700	193,305
Stillwater Mining Co.* (Mining)	7,770	81,274
The Dow Chemical Co. (Chemicals)	78,960	2,270,889
The Mosaic Co. (Chemicals)	20,580	1,037,849
Titanium Metals Corp. (Mining)	5,670	84,937
United States Steel Corp. (Iron/Steel)	9,660	255,604
W.R. Grace & Co.* (Chemicals)	4,200	192,864
Walter Energy, Inc. (Coal)	4,200	254,352
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,570	58,477
TOTAL COMMON STOCKS (Cost $15,281,627)		30,215,768
TOTAL INVESTMENT SECURITIES (Cost $15,281,627)—100.1%		30,215,768
Net other assets (liabilities)—(0.1)%		(24,443)
NET ASSETS—100.0%		$30,191,325

*      Non-income producing security

ProFund VP Basic Materials invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Chemicals	$17,602,962	58.3%
Coal	1,981,863	6.6%
Environmental Control	59,384	0.2%
Forest Products & Paper	1,076,695	3.6%
Household Products/Wares	204,775	0.7%
Iron/Steel	2,606,145	8.6%
Metal Fabricate/Hardware	214,677	0.7%
Mining	6,349,174	21.0%
Miscellaneous Manufacturing	120,093	0.4%
Other**	(24,443)	(0.1)%
Total	$30,191,325	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

218 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$15,281,627
Securities, at value	30,215,768
Total Investment Securities, at value	30,215,768
Dividends and interest receivable	49,107
Receivable for capital shares issued	34,639
Prepaid expenses	270
TOTAL ASSETS	30,299,784

LIABILITIES:
Cash overdraft	16,219
Payable for capital shares redeemed	10,763
Advisory fees payable	16,982
Management services fees payable	2,264
Administration fees payable	1,200
Administrative services fees payable	13,836
Distribution fees payable	12,058
Trustee fees payable	2
Transfer agency fees payable	1,935
Fund accounting fees payable	2,677
Compliance services fees payable	244
Other accrued expenses	30,279
TOTAL LIABILITIES	108,459
NET ASSETS	$30,191,325

NET ASSETS CONSIST OF:
Capital	$40,864,936
Accumulated net investment income (loss)	81,925
Accumulated net realized gains (losses) on investments	(25,689,677)
Net unrealized appreciation (depreciation) on investments	14,934,141
NET ASSETS	$30,191,325

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	690,958
Net Asset Value (offering and redemption price per share)	$43.69

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,025,584
Interest	53
Foreign tax withholding	(16,775)
TOTAL INVESTMENT INCOME	1,008,862

EXPENSES:
Advisory fees	413,811
Management services fees	55,174
Administration fees	23,680
Transfer agency fees	34,695
Administrative services fees	172,756
Distribution fees	137,937
Custody fees	9,145
Fund accounting fees	47,265
Trustee fees	1,179
Compliance services fees	546
Other fees	88,164
Total Gross Expenses before reductions	984,352
Less Expenses reduced by the Advisor	(57,415)
TOTAL NET EXPENSES	926,937
NET INVESTMENT INCOME (LOSS)	81,925

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	7,124,933
Change in net unrealized appreciation/depreciation on investments	(16,212,662)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(9,087,729)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,005,804)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 219

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$81,925	$81,685
Net realized gains (losses) on investments	7,124,933	2,201,478
Change in net unrealized appreciation/depreciation on investments	(16,212,662)	9,013,450
Change in net assets resulting from operations	(9,005,804)	11,296,613
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(81,685)	(336,513)
Change in net assets resulting from distributions	(81,685)	(336,513)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	49,484,306	90,943,772
Dividends reinvested	81,685	336,513
Value of shares redeemed	(89,648,532)	(94,985,209)
Change in net assets resulting from capital transactions	(40,082,541)	(3,704,924)
Change in net assets	(49,170,030)	7,255,176
NET ASSETS:
Beginning of period	79,361,355	72,106,179
End of period	$30,191,325	$79,361,355
Accumulated net investment income (loss)	$81,925	$81,685
SHARE TRANSACTIONS:
Issued	952,088	2,083,828
Reinvested	1,504	7,999
Redeemed	(1,783,814)	(2,353,324)
Change in shares	(830,222)	(261,497)

See accompanying notes to the financial statements.

220 :: ProFund VP Basic Materials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$52.17	$40.45	$25.02	$51.69	$39.75

Investment Activities:
Net investment income (loss)(a)	0.08	0.06	0.26	0.14	0.15
Net realized and unrealized gains (losses) on investments	(8.51)	11.89	15.34	(26.65)	12.03
Total income (loss) from investment activities	(8.43)	11.95	15.60	(26.51)	12.18

Distributions to Shareholders From:
Net investment income	(0.05)	(0.23)	(0.17)	(0.16)	(0.24)

Net Asset Value, End of Period	$43.69	$52.17	$40.45	$25.02	$51.69

Total Return	(16.15)%	29.69%	62.38%	(51.42)%	30.71%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.76%	1.82%	1.73%	1.71%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	0.15%	0.15%	0.78%	0.28%	0.33%

Supplemental Data:
Net assets, end of period (000’s)	$30,191	$79,361	$72,106	$24,636	$120,031
Portfolio turnover rate(b)	53%	134%	180%	191%	280%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Biotechnology :: 221

ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 6.56%. For the same period, the Index had a total return of 8.56%(1) and a volatility of 22.05%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Biotechnology	6.56%	3.18%	2.51%
Dow Jones U.S. Biotechnology Index	8.56%	4.88%	4.54%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Biotechnology	1.79%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	34%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	17.8%
Celgene Corp.	9.8%
Gilead Sciences, Inc.	9.7%
Biogen Idec, Inc.	8.4%
Alexion Pharmaceuticals, Inc.	4.2%

Dow Jones U.S. Biotechnology Index — Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

222 :: ProFund VP Biotechnology :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (66.6%)

	Shares	Value
Acorda Therapeutics, Inc.* (Biotechnology)	885	$21,098
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,189	299,514
Amgen, Inc. (Biotechnology)	19,765	1,269,111
Amylin Pharmaceuticals, Inc.* (Biotechnology)	3,009	34,242
Biogen Idec, Inc.* (Biotechnology)	5,428	597,351
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	2,596	89,251
Celgene Corp.* (Biotechnology)	10,325	697,970
Charles River Laboratories International, Inc.* (Biotechnology)	1,180	32,249
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,357	53,764
Dendreon Corp.* (Biotechnology)	3,363	25,559
Gen-Probe, Inc.* (Healthcare-Products)	1,062	62,786
Gilead Sciences, Inc.* (Biotechnology)	16,933	693,068
Human Genome Sciences, Inc.* (Biotechnology)	4,484	33,137
Illumina, Inc.* (Biotechnology)	2,773	84,521
Incyte, Corp.* (Biotechnology)	2,242	33,652
InterMune, Inc.* (Biotechnology)	1,475	18,585
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,124	15,314
Life Technologies Corp.* (Biotechnology)	4,071	158,403
Myriad Genetics, Inc.* (Biotechnology)	1,947	40,770
Nektar Therapeutics* (Pharmaceuticals)	2,596	14,525
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,416	62,233
PDL BioPharma, Inc. (Biotechnology)	3,127	19,387
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,652	91,570
Seattle Genetics, Inc.* (Biotechnology)	2,301	38,461
Techne Corp. (Healthcare-Products)	767	52,356
United Therapeutics Corp.* (Biotechnology)	1,180	55,755
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,720	156,751
TOTAL COMMON STOCKS (Cost $1,759,422)		4,751,383
TOTAL INVESTMENT SECURITIES (Cost $1,759,422)—66.6%		4,751,383
Net other assets (liabilities)—33.4%		2,387,794
NET ASSETS—100.0%		$7,139,177

*      Non-income producing security

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$2,399,712	$(288)

ProFund VP Biotechnology invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Biotechnology	$4,454,918	62.5%
Healthcare-Products	115,142	1.6%
Pharmaceuticals	181,323	2.5%
Other**	2,387,794	33.4%
Total	$7,139,177	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 223

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$1,759,422
Securities, at value	4,751,383
Total Investment Securities, at value	4,751,383
Receivable for investments sold	2,495,942
Prepaid expenses	25
TOTAL ASSETS	7,247,350

LIABILITIES:
Cash overdraft	12,415
Payable for capital shares redeemed	80,906
Unrealized loss on swap agreements	288
Advisory fees payable	3,748
Management services fees payable	500
Administration fees payable	284
Administrative services fees payable	1,791
Distribution fees payable	2,497
Transfer agency fees payable	458
Fund accounting fees payable	634
Compliance services fees payable	57
Other accrued expenses	4,595
TOTAL LIABILITIES	108,173
NET ASSETS	$7,139,177

NET ASSETS CONSIST OF:
Capital	$12,274,333
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(8,126,829)
Net unrealized appreciation (depreciation) on investments	2,991,673
NET ASSETS	$7,139,177

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	292,989
Net Asset Value (offering and redemption price per share)	$24.37

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$25,734
Interest	14
TOTAL INVESTMENT INCOME	25,748

EXPENSES:
Advisory fees	68,397
Management services fees	9,119
Administration fees	3,967
Transfer agency fees	5,947
Administrative services fees	27,686
Distribution fees	22,799
Custody fees	4,639
Fund accounting fees	8,290
Trustee fees	209
Compliance services fees	125
Other fees	9,498
Total Gross Expenses before reductions	160,676
Less Expenses reduced by the Advisor	(7,467)
TOTAL NET EXPENSES	153,209
NET INVESTMENT INCOME (LOSS)	(127,461)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	206,216
Net realized gains (losses) on swap agreements	(53,279)
Change in net unrealized appreciation/depreciation on investments	(212,335)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(59,398)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(186,859)

See accompanying notes to the financial statements.

224 :: ProFund VP Biotechnology :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(127,461)	$(155,520)
Net realized gains (losses) on investments	152,937	576,812
Change in net unrealized appreciation/depreciation on investments	(212,335)	(185,368)
Change in net assets resulting from operations	(186,859)	235,924
CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,358,571	21,049,249
Value of shares redeemed	(25,014,983)	(22,333,301)
Change in net assets resulting from capital transactions	343,588	(1,284,052)
Change in net assets	156,729	(1,048,128)
NET ASSETS:
Beginning of period	6,982,448	8,030,576
End of period	$7,139,177	$6,982,448
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	1,043,513	931,964
Redeemed	(1,055,851)	(995,709)
Change in shares	(12,338)	(63,745)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Biotechnology :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$22.87	$21.76	$20.98	$20.60	$20.83

Investment Activities:
Net investment income (loss)(a)	(0.34)	(0.36)	(0.32)	(0.34)	(0.34)
Net realized and unrealized gains (losses) on investments	1.84 (b)	1.47	1.10	0.72	0.11
Total income (loss) from investment activities	1.50	1.11	0.78	0.38	(0.23)

Net Asset Value, End of Period	$24.37	$22.87	$21.76	$20.98	$20.60

Total Return	6.56%	5.10%	3.72%	1.84%	(1.15)%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.79%	1.81%	1.75%	1.76%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)	(1.40)%	(1.59)%	(1.54)%	(1.55)%	(1.61)%

Supplemental Data:
Net assets, end of period (000’s)	$7,139	$6,982	$8,031	$22,321	$16,676
Portfolio turnover rate(c)	324%	237%	256%	429%	486%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

226 :: ProFund VP Consumer Goods :: Management Discussion of Fund Performance

ProFund VP Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index(1) (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 6.94%. For the same period, the Index had a return of 8.79%(2) and a volatility of 18.11%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Goods from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Consumer Goods	6.94%	3.77%	4.01%
Dow Jones U.S. Consumer Goods Index	8.79%	5.59%	6.31%
S&P 500 Index	2.09%	-0.25%	3.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Goods	1.83%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	12.6%
Coca-Cola Co.	10.0%
Philip Morris International, Inc.	9.5%
PepsiCo, Inc.	7.1%
Altria Group, Inc.	4.2%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Beverages	21%
Food Producers	20%
Household Goods	18%
Tobacco	16%
Personal Goods	13%
Automobiles and Parts	9%
Leisure Goods	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products, and agriculture and tobacco products companies.

(2)   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(4)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Consumer Goods :: 227

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (100.1%)

	Shares	Value
Activision Blizzard, Inc. (Software)	5,160	$63,571
Altria Group, Inc. (Agriculture)	25,560	757,854
Archer-Daniels-Midland Co. (Agriculture)	7,440	212,784
Avon Products, Inc. (Cosmetics/Personal Care)	5,280	92,242
Beam, Inc. (Beverages)	1,920	98,362
BorgWarner, Inc.* (Auto Parts & Equipment)	1,320	84,137
Briggs & Stratton Corp. (Machinery-Diversified)	600	9,294
Brown-Forman Corp. (Beverages)	1,320	106,273
Brunswick Corp. (Leisure Time)	1,080	19,505
Bunge, Ltd. (Agriculture)	1,800	102,960
Campbell Soup Co. (Food)	2,400	79,776
Carter’s, Inc.* (Apparel)	600	23,886
Church & Dwight, Inc. (Household Products/Wares)	1,800	82,368
Clorox Co. (Household Products/Wares)	1,680	111,821
Coach, Inc. (Apparel)	3,600	219,744
Coca-Cola Co. (Beverages)	25,680	1,796,829
Coca-Cola Enterprises, Inc. (Beverages)	3,840	98,995
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,520	509,993
ConAgra Foods, Inc. (Food)	5,040	133,056
Constellation Brands, Inc.* (Beverages)	2,280	47,128
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	720	10,087
Corn Products International, Inc. (Food)	960	50,486
Crocs, Inc.* (Apparel)	1,080	15,952
D.R. Horton, Inc. (Home Builders)	3,360	42,370
Dana Holding Corp.* (Auto Parts & Equipment)	1,800	21,870
Darling International, Inc.* (Environmental Control)	1,440	19,138
Dean Foods Co.* (Food)	2,280	25,536
Deckers Outdoor Corp.* (Apparel)	480	36,274
Diamond Foods, Inc. (Food)	240	7,745
Dr. Pepper Snapple Group, Inc. (Beverages)	2,640	104,227
Electronic Arts, Inc.* (Software)	4,080	84,048
Energizer Holdings, Inc.* (Electrical Components & Equipment)	840	65,083
Flowers Foods, Inc. (Food)	1,680	31,886
Ford Motor Co. (Auto Manufacturers)	45,720	491,947
Fossil, Inc.* (Distribution/Wholesale)	600	47,616
Fresh Del Monte Produce, Inc. (Food)	480	12,005
General Mills, Inc. (Food)	7,440	300,650
General Motors Co.* (Auto Manufacturers)	7,080	143,512
Gentex Corp. (Electronics)	1,800	53,262
Genuine Parts Co. (Distribution/Wholesale)	1,920	117,504
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,440	64,584
Hanesbrands, Inc.* (Apparel)	1,200	26,232
Hansen Natural Corp.* (Beverages)	960	88,454
Harley-Davidson, Inc. (Leisure Time)	2,880	111,946
Harman International Industries, Inc. (Home Furnishings)	840	31,954
Hasbro, Inc. (Toys/Games/Hobbies)	1,440	45,922
Heinz (H.J.) Co. (Food)	3,960	213,998
Herbalife, Ltd. (Pharmaceuticals)	1,440	74,405
Herman Miller, Inc. (Office Furnishings)	720	13,284
HNI Corp. (Office Furnishings)	480	12,528
Hormel Foods Corp. (Food)	1,800	52,722
Iconix Brand Group, Inc.* (Apparel)	840	13,684
Jarden Corp. (Household Products/Wares)	1,080	32,270
Johnson Controls, Inc. (Auto Parts & Equipment)	8,400	262,584
Kellogg Co. (Food)	3,000	151,710
Kimberly-Clark Corp. (Household Products/Wares)	4,800	353,088
Kraft Foods, Inc. (Food)	20,040	748,694
Lancaster Colony Corp. (Food)	240	16,642
Lear Corp. (Auto Parts & Equipment)	1,200	47,760
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,800	41,472
Lennar Corp.—Class A (Home Builders)	1,920	37,728
LKQ Corp.* (Distribution/Wholesale)	1,800	54,144
Lorillard, Inc. (Agriculture)	1,680	191,520
M.D.C. Holdings, Inc. (Home Builders)	480	8,462
Mattel, Inc. (Toys/Games/Hobbies)	4,200	116,592
McCormick & Co., Inc. (Food)	1,440	72,605
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	2,520	173,199
Mohawk Industries, Inc.* (Textiles)	720	43,092
Molson Coors Brewing Co.—Class B (Beverages)	1,920	83,597
Monsanto Co. (Chemicals)	6,600	462,462
Newell Rubbermaid, Inc. (Housewares)	3,600	58,140
NIKE, Inc.—Class B (Apparel)	4,680	451,011
Nu Skin Enterprises, Inc. (Retail)	720	34,970
NVR, Inc.* (Home Builders)	120	82,320
PepsiCo, Inc. (Beverages)	19,200	1,273,920
Philip Morris International, Inc. (Agriculture)	21,600	1,695,168
Polaris Industries, Inc. (Leisure Time)	840	47,023
Pool Corp. (Distribution/Wholesale)	600	18,060
Procter & Gamble Co. (Cosmetics/Personal Care)	33,720	2,249,461
PulteGroup, Inc.* (Home Builders)	4,200	26,502
PVH Corp. (Retail)	720	50,753
Ralcorp Holdings, Inc.* (Food)	720	61,560
Ralph Lauren Corp. (Apparel)	720	99,418
Reynolds American, Inc. (Agriculture)	4,200	173,964
Sara Lee Corp. (Food)	7,200	136,224
Skechers U.S.A., Inc.—Class A* (Apparel)	480	5,818
Smithfield Foods, Inc.* (Food)	1,920	46,618
Snap-on, Inc. (Hand/Machine Tools)	720	36,446
Stanley Black & Decker, Inc. (Hand/Machine Tools)	2,040	137,904
Steven Madden, Ltd.* (Apparel)	480	16,560
Take-Two Interactive Software, Inc.* (Software)	1,080	14,634
Tempur-Pedic International, Inc.* (Home Furnishings)	840	44,125
Tenneco, Inc.* (Auto Parts & Equipment)	720	21,442
Tesla Motors, Inc.* (Auto Manufacturers)	720	20,563
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,440	161,741
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	3,000	42,510
The Hain Celestial Group, Inc.* (Food)	480	17,597
The Hershey Co. (Food)	1,920	118,618
The JM Smucker Co. (Food)	1,440	112,565
The Jones Group, Inc. (Apparel)	1,080	11,394
The Middleby Corp.* (Machinery-Diversified)	240	22,570

See accompanying notes to the financial statements.

228 :: ProFund VP Consumer Goods :: Financial Statements

Common Stocks, continued

	Shares	Value
The Ryland Group, Inc. (Home Builders)	600	$9,456
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	480	22,411
The Warnaco Group, Inc.* (Apparel)	480	24,019
Thor Industries, Inc. (Home Builders)	600	16,458
TiVo, Inc.* (Home Furnishings)	1,440	12,917
Toll Brothers, Inc.* (Home Builders)	1,800	36,756
Tootsie Roll Industries, Inc. (Food)	360	8,521
TreeHouse Foods, Inc.* (Food)	480	31,382
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,320	43,032
Tupperware Corp. (Household Products/Wares)	720	40,298
Tyson Foods, Inc.—Class A (Food)	3,720	76,781
Under Armour, Inc.—Class A* (Apparel)	480	34,459
Universal Corp. (Agriculture)	240	11,030
V.F. Corp. (Apparel)	1,080	137,149
Visteon Corp.* (Auto Parts & Equipment)	600	29,964
WABCO Holdings, Inc.* (Auto Parts & Equipment)	840	36,456
WD-40 Co. (Household Products/Wares)	240	9,698
Whirlpool Corp. (Home Furnishings)	960	45,552
Wolverine World Wide, Inc. (Apparel)	600	21,384
TOTAL COMMON STOCKS (Cost $11,920,770)		17,916,432
TOTAL INVESTMENT SECURITIES (Cost $11,920,770)—100.1%		17,916,432
Net other assets (liabilities)—(0.1)%		(22,343)
NET ASSETS—100.0%		$17,894,089

*                 Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Agriculture	$3,145,280	17.6%
Apparel	1,136,984	6.4%
Auto Manufacturers	656,022	3.7%
Auto Parts & Equipment	599,842	3.4%
Beverages	3,762,369	20.9%
Chemicals	462,462	2.6%
Cosmetics/Personal Care	3,013,437	16.8%
Distribution/Wholesale	237,324	1.3%
Electrical Components & Equipment	65,083	0.4%
Electronics	53,262	0.3%
Environmental Control	19,138	0.1%
Food	2,507,377	14.0%
Hand/Machine Tools	174,350	1.0%
Home Builders	260,052	1.5%
Home Furnishings	134,548	0.8%
Household Products/Wares	651,954	3.6%
Housewares	58,140	0.3%
Leisure Time	178,474	1.0%
Machinery-Diversified	31,864	0.2%
Miscellaneous Manufacturing	41,472	0.2%
Office Furnishings	25,812	0.1%
Pharmaceuticals	247,604	1.4%
Retail	85,723	0.5%
Software	162,253	0.9%
Textiles	43,092	0.2%
Toys/Games/Hobbies	162,514	0.9%
Other**	(22,343)	(0.1)%
Total	$17,894,089	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 229

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$11,920,770
Securities, at value	17,916,432
Total Investment Securities, at value	17,916,432
Dividends and interest receivable	57,913
Receivable for capital shares issued	118,400
Prepaid expenses	56
TOTAL ASSETS	18,092,801

LIABILITIES:
Cash overdraft	164,628
Advisory fees payable	9,972
Management services fees payable	1,330
Administration fees payable	674
Administrative services fees payable	5,564
Distribution fees payable	4,229
Trustee fees payable	1
Transfer agency fees payable	1,087
Fund accounting fees payable	1,504
Compliance services fees payable	119
Other accrued expenses	9,604
TOTAL LIABILITIES	198,712
NET ASSETS	$17,894,089

NET ASSETS CONSIST OF:
Capital	$17,515,270
Accumulated net investment income (loss)	167,801
Accumulated net realized gains (losses) on investments	(5,784,644)
Net unrealized appreciation (depreciation) on investments	5,995,662
NET ASSETS	$17,894,089

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	490,009
Net Asset Value (offering and redemption price per share)	$36.52

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$472,080
Interest	14
TOTAL INVESTMENT INCOME	472,094

EXPENSES:
Advisory fees	135,845
Management services fees	18,113
Administration fees	7,858
Transfer agency fees	11,745
Administrative services fees	61,672
Distribution fees	45,282
Custody fees	12,863
Fund accounting fees	16,761
Trustee fees	390
Compliance services fees	235
Other fees	19,265
Total Gross Expenses before reductions	330,029
Less Expenses reduced by the Advisor	(25,736)
TOTAL NET EXPENSES	304,293
NET INVESTMENT INCOME (LOSS)	167,801

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(520,963)
Change in net unrealized appreciation/depreciation on investments	595,493
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	74,530
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$242,331

See accompanying notes to the financial statements.

230 :: ProFund VP Consumer Goods :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$167,801	$190,418
Net realized gains (losses) on investments	(520,963)	55,959
Change in net unrealized appreciation/depreciation on investments	595,493	2,199,036
Change in net assets resulting from operations	242,331	2,445,413
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(190,418)	(155,850)
Change in net assets resulting from distributions	(190,418)	(155,850)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,528,560	46,024,960
Dividends reinvested	190,418	155,850
Value of shares redeemed	(36,578,883)	(45,662,703)
Change in net assets resulting from capital transactions	(1,859,905)	518,107
Change in net assets	(1,807,992)	2,807,670
NET ASSETS:
Beginning of period	19,702,081	16,894,411
End of period	$17,894,089	$19,702,081
Accumulated net investment income (loss)	$167,801	$190,418
SHARE TRANSACTIONS:
Issued	960,060	1,479,339
Reinvested	5,455	5,018
Redeemed	(1,045,194)	(1,484,813)
Change in shares	(79,679)	(456)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Consumer Goods :: 231

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$34.58	$29.63	$24.61	$35.50	$33.48

Investment Activities:
Net investment income (loss)(a)	0.33	0.34	0.38	0.27	0.25
Net realized and unrealized gains (losses) on investments	2.05	4.78	4.91	(9.39)	2.28
Total income (loss) from investment activities	2.38	5.12	5.29	(9.12)	2.53

Distributions to Shareholders From:
Net investment income	(0.44)	(0.17)	(0.27)	(0.40)	(0.51)
Net realized gains on investments	—	—	—	(1.37)	—
Total distributions	(0.44)	(0.17)	(0.27)	(1.77)	(0.51)

Net Asset Value, End of Period	$36.52	$34.58	$29.63	$24.61	$35.50

Total Return	6.94%	17.36%	21.57%	(26.71)%	7.60%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.83%	1.89%	1.94%	1.82%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)	0.93%	1.10%	1.46%	0.88%	0.73%

Supplemental Data:
Net assets, end of period (000’s)	$17,894	$19,702	$16,894	$8,863	$30,133
Portfolio turnover rate(b)	167%	245%	242%	445%	437%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

232 :: ProFund VP Consumer Services :: Management Discussion of Fund Performance

ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index(1) (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 5.50%. For the same period, the Index had a return of 7.14%(2) and a volatility of 22.40%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Consumer Services	5.50%	1.07%	1.23%
Dow Jones U.S. Consumer Services Index	7.14%	2.62%	3.69%
S&P 500 Index	2.09%	-0.25%	3.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Services	1.95%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	6.5%
McDonald’s Corp.	6.3%
The Home Depot, Inc.	4.0%
Walt Disney Co.	3.9%
Amazon.com, Inc.	3.7%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
General Retailers	41%
Media	26%
Travel and Leisure	21%
Food and Drug Retailers	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing, and fabrics companies.

(2)   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(4)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Consumer Services :: 233

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (100.0%)

	Shares	Value
99 Cents Only Stores* (Retail)	648	$14,224
Aaron’s, Inc. (Commercial Services)	810	21,611
Abercrombie & Fitch Co.—Class A (Retail)	972	47,472
Acxiom Corp.* (Software)	972	11,868
Advance Auto Parts, Inc. (Retail)	810	56,400
Aeropostale, Inc.* (Retail)	972	14,823
Alaska Air Group, Inc.* (Airlines)	486	36,494
Amazon.com, Inc.* (Internet)	4,050	701,055
AMC Networks, Inc.—Class A* (Media)	648	24,352
American Eagle Outfitters, Inc. (Retail)	2,268	34,678
AmerisourceBergen Corp. (Pharmaceuticals)	3,078	114,471
Ann, Inc.* (Retail)	648	16,057
Apollo Group, Inc.—Class A* (Commercial Services)	1,296	69,816
Arbitron, Inc. (Commercial Services)	324	11,149
Ascena Retail Group, Inc.* (Retail)	810	24,073
AutoNation, Inc.* (Retail)	324	11,946
AutoZone, Inc.* (Retail)	324	105,290
Avis Budget Group, Inc.* (Commercial Services)	1,134	12,156
Bally Technologies, Inc.* (Entertainment)	486	19,226
Bed Bath & Beyond, Inc.* (Retail)	2,754	159,649
Best Buy Co., Inc. (Retail)	3,402	79,505
Big Lots, Inc.* (Retail)	810	30,586
Bob Evans Farms, Inc. (Retail)	324	10,867
Brinker International, Inc. (Retail)	972	26,011
Cablevision Systems Corp. NY—Class A (Media)	2,592	36,858
Cardinal Health, Inc. (Pharmaceuticals)	3,888	157,892
Career Education Corp.* (Commercial Services)	648	5,165
CarMax, Inc.* (Retail)	2,592	79,004
Carnival Corp.—Class A (Leisure Time)	4,536	148,055
Casey’s General Stores, Inc. (Retail)	486	25,034
CBS Corp.—Class B (Media)	7,128	193,454
CEC Entertainment, Inc. (Retail)	162	5,581
Charter Communications, Inc.—Class A* (Media)	486	27,673
Chemed Corp. (Commercial Services)	324	16,592
Chico’s FAS, Inc. (Retail)	1,944	21,656
Chipotle Mexican Grill, Inc.* (Retail)	324	109,428
Choice Hotels International, Inc. (Lodging)	324	12,328
Cinemark Holdings, Inc. (Entertainment)	1,134	20,968
Collective Brands, Inc.* (Retail)	648	9,312
Comcast Corp.—Class A (Media)	23,976	568,471
Comcast Corp.—Special Class A (Media)	7,452	175,569
Copart, Inc.* (Retail)	648	31,033
Costco Wholesale Corp. (Retail)	5,022	418,433
Cracker Barrel Old Country Store, Inc. (Retail)	324	16,333
CTC Media, Inc. (Media)	648	5,683
CVS Caremark Corp. (Retail)	15,390	627,604
Darden Restaurants, Inc. (Retail)	1,458	66,456
Delta Air Lines, Inc.* (Airlines)	9,720	78,635
DeVry, Inc. (Commercial Services)	648	24,922
Dick’s Sporting Goods, Inc. (Retail)	1,134	41,822
Dillards, Inc.—Class A (Retail)	324	14,541
DIRECTV—Class A* (Media)	8,424	360,210
Discovery Communications, Inc.—Class A* (Media)	1,620	66,371
Discovery Communications, Inc.—Class C* (Media)	1,296	48,859
DISH Network Corp.—Class A (Media)	2,430	69,206
Dolby Laboratories, Inc.—Class A* (Electronics)	648	19,770
Dollar General Corp.* (Retail)	1,458	59,982
Dollar Tree, Inc.* (Retail)	1,458	121,174
Domino’s Pizza, Inc.* (Retail)	648	22,000
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	810	13,442
Dun & Bradstreet Corp. (Software)	486	36,367
eBay, Inc.* (Internet)	12,798	388,163
Expedia, Inc. (Internet)	1,134	32,909
FactSet Research Systems, Inc. (Media)	486	42,418
Family Dollar Stores, Inc. (Retail)	1,296	74,727
Foot Locker, Inc. (Retail)	1,782	42,483
GameStop Corp.—Class A* (Retail)	1,620	39,091
Gannett Co., Inc. (Media)	2,754	36,821
Gaylord Entertainment Co.* (Lodging)	486	11,732
Genesco, Inc.* (Retail)	324	20,004
Group 1 Automotive, Inc. (Retail)	324	16,783
GUESS?, Inc. (Retail)	810	24,154
H & R Block, Inc. (Commercial Services)	3,564	58,200
Hertz Global Holdings, Inc.* (Commercial Services)	2,754	32,277
Hillenbrand, Inc. (Commercial Services)	648	14,463
HSN, Inc. (Retail)	486	17,622
Hyatt Hotels Corp.—Class A* (Lodging)	486	18,293
IHS, Inc.—Class A* (Computers)	486	41,874
International Game Technology (Entertainment)	3,402	58,514
International Speedway Corp.—Class A (Entertainment)	324	8,213
ITT Educational Services, Inc.* (Commercial Services)	324	18,432
J.C. Penney Co., Inc. (Retail)	1,782	62,637
Jack in the Box, Inc.* (Retail)	486	10,157
JetBlue Airways Corp.* (Airlines)	2,916	15,163
John Wiley & Sons, Inc. (Media)	648	28,771
Kohls Corp. (Retail)	2,916	143,905
Kroger Co. (Food)	6,318	153,022
Lamar Advertising Co.—Class A* (Advertising)	648	17,820
Las Vegas Sands Corp.* (Lodging)	4,536	193,823
Liberty Global, Inc.—Class A* (Media)	1,620	66,469
Liberty Global, Inc.—Series C* (Media)	1,458	57,620
Liberty Media Corp.—Liberty Capital—Class A* (Media)	1,296	101,153
Liberty Media Holding Corp.—Interactive Series A* (Internet)	6,642	107,700
Life Time Fitness, Inc.* (Leisure Time)	486	22,721
Live Nation, Inc.* (Commercial Services)	1,782	14,808
Lowe’s Cos., Inc. (Retail)	14,418	365,929
Macy’s, Inc. (Retail)	4,860	156,395
Madison Square Garden, Inc.—Class A* (Entertainment)	648	18,559
Marriott International, Inc.—Class A (Lodging)	3,403	99,262
Marriott Vacations Worldwide Corp.* (Entertainment)	324	5,560
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	324	10,183
McDonald’s Corp. (Retail)	11,826	1,186,503
McGraw-Hill Cos., Inc. (Media)	3,402	152,988

See accompanying notes to the financial statements.

234 :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued

	Shares	Value
McKesson Corp. (Pharmaceuticals)	2,754	$214,564
Meredith Corp. (Media)	486	15,868
MGM Resorts International* (Lodging)	3,726	38,862
Morningstar, Inc. (Commercial Services)	324	19,262
Neilsen Holdings N.V.* (Media)	810	24,049
Netflix, Inc.* (Internet)	648	44,900
News Corp.—Class A (Media)	20,898	372,820
News Corp.—Class B (Media)	5,022	91,300
Nordstrom, Inc. (Retail)	1,944	96,636
O’Reilly Automotive, Inc.* (Retail)	1,458	116,567
Office Depot, Inc.* (Retail)	3,240	6,966
Omnicare, Inc. (Pharmaceuticals)	1,296	44,647
Omnicom Group, Inc. (Advertising)	3,240	144,439
OpenTable, Inc.* (Internet)	324	12,678
Orchard Supply Hardware Stores Corp.— Class A* (Retail)	22	80
Orient-Express Hotels, Ltd.—Class A* (Lodging)	1,134	8,471
P.F. Chang’s China Bistro, Inc. (Retail)	324	10,015
Panera Bread Co.—Class A* (Retail)	324	45,830
Papa John’s International, Inc.* (Retail)	162	6,104
Penn National Gaming* (Entertainment)	810	30,837
PetSmart, Inc. (Retail)	1,296	66,472
Pier 1 Imports, Inc.* (Retail)	1,296	18,053
Pinnacle Entertainment, Inc.* (Entertainment)	648	6,584
Priceline.com, Inc.* (Internet)	648	303,076
RadioShack Corp. (Retail)	1,134	11,011
Regal Entertainment Group—Class A (Entertainment)	972	11,606
Regis Corp. (Retail)	648	10,724
Rent-A-Center, Inc. (Commercial Services)	648	23,976
Rite Aid Corp.* (Retail)	6,966	8,777
Rollins, Inc. (Commercial Services)	810	17,998
Ross Stores, Inc. (Retail)	2,592	123,198
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,620	40,127
Ruddick Corp. (Food)	486	20,723
Safeway, Inc. (Food)	3,888	81,804
Saks, Inc.* (Retail)	1,296	12,636
Sally Beauty Holdings, Inc.* (Retail)	1,458	30,808
Scholastic Corp. (Media)	324	9,710
Scientific Games Corp.—Class A* (Entertainment)	648	6,286
Scripps Networks Interactive—Class A (Media)	972	41,232
Sears Holdings Corp.* (Retail)	486	15,445
Service Corp. International (Commercial Services)	2,592	27,605
Shutterfly, Inc.* (Internet)	324	7,374
Signet Jewelers, Ltd. (Retail)	972	42,729
Six Flags Entertainment Corp. (Entertainment)	648	26,724
SkyWest, Inc. (Airlines)	648	8,158
Sotheby’s—Class A (Commercial Services)	810	23,109
Southwest Airlines Co. (Airlines)	8,910	76,270
Staples, Inc. (Retail)	8,262	114,759
Starbucks Corp. (Retail)	8,586	395,042
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,268	108,796
Strayer Education, Inc. (Commercial Services)	162	15,745
SuperValu, Inc. (Food)	2,430	19,732
Sysco Corp. (Food)	6,804	199,561
Target Corp. (Retail)	6,966	356,799
The Buckle, Inc. (Retail)	324	13,242
The Cato Corp.—Class A (Retail)	324	7,841
The Cheesecake Factory, Inc.* (Retail)	648	19,019
The Children’s Place Retail Stores, Inc.* (Retail)	324	17,211
The Gap, Inc. (Retail)	2,916	54,092
The Home Depot, Inc. (Retail)	17,658	742,342
The Interpublic Group of Cos., Inc. (Advertising)	5,346	52,017
The Limited, Inc. (Retail)	2,916	117,661
The Men’s Wearhouse, Inc. (Retail)	648	21,002
The New York Times Co.—Class A* (Media)	1,458	11,270
The Wendy’s Co. (Retail)	3,564	19,103
Tiffany & Co. (Retail)	1,458	96,607
Time Warner Cable, Inc. (Media)	3,726	236,862
Time Warner, Inc. (Media)	11,502	415,682
TJX Cos., Inc. (Retail)	4,374	282,342
Tractor Supply Co. (Retail)	810	56,821
TripAdvisor, Inc.* (Internet)	1,134	28,588
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	486	31,551
United Continental Holdings, Inc.* (Airlines)	3,726	70,310
United Natural Foods, Inc.* (Food)	486	19,445
Urban Outfitters, Inc.* (Retail)	1,458	40,182
US Airways Group, Inc.* (Airlines)	1,782	9,035
Vail Resorts, Inc. (Entertainment)	486	20,587
Valassis Communications, Inc.* (Commercial Services)	486	9,346
ValueClick, Inc.* (Internet)	972	15,834
VCA Antech, Inc.* (Pharmaceuticals)	972	19,197
Viacom, Inc.—Class B (Media)	5,994	272,188
Wal-Mart Stores, Inc. (Retail)	20,412	1,219,821
Walgreen Co. (Retail)	10,044	332,055
Walt Disney Co. (Media)	19,764	741,150
Washington Post Co.—Class B (Media)	162	61,043
WebMD Health Corp.* (Internet)	648	24,332
Weight Watchers International, Inc. (Commercial Services)	324	17,823
Whole Foods Market, Inc. (Food)	1,782	123,992
Williams-Sonoma, Inc. (Retail)	1,134	43,659
WMS Industries, Inc.* (Leisure Time)	648	13,297
Wyndham Worldwide Corp. (Lodging)	1,782	67,413
Wynn Resorts, Ltd. (Lodging)	972	107,396
YUM! Brands, Inc. (Retail)	5,346	315,467
TOTAL COMMON STOCKS (Cost $15,616,180)		18,792,352

Preferred Stocks(NM)
Orchard Supply Hardware Stores Corp.— Series A (Retail)	22	80
TOTAL PREFERRED STOCKS (Cost $—)		80

Repurchase Agreements(a)(NM)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $3,000	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000
TOTAL INVESTMENT SECURITIES (Cost $15,619,180)—100.0%		18,795,432
Net other assets (liabilities)—NM		(1,969)
NET ASSETS—100.0%		$18,793,463

*  Non-income producing security

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 235

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$214,276	1.1%
Airlines	294,065	1.6%
Commercial Services	454,455	2.4%
Computers	41,874	0.2%
Electronics	19,770	0.1%
Entertainment	247,106	1.3%
Food	618,279	3.3%
Internet	1,666,609	8.9%
Leisure Time	224,200	1.2%
Lodging	666,376	3.5%
Media	4,356,120	23.2%
Miscellaneous Manufacturing	10,183	0.1%
Pharmaceuticals	550,771	2.9%
Retail	9,380,113	49.9%
Software	48,235	0.3%
Other**	1,031	NM
Total	$18,793,463	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

236 :: ProFund VP Consumer Services :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$15,619,180
Securities, at value	18,792,432
Repurchase agreements, at value	3,000
Total Investment Securities, at value	18,795,432
Cash	375
Dividends receivable	33,205
Receivable for capital shares issued	5,320
Prepaid expenses	48
TOTAL ASSETS	18,834,380
LIABILITIES:
Payable for capital shares redeemed	4,529
Advisory fees payable	7,163
Management services fees payable	955
Administration fees payable	714
Administrative services fees payable	7,778
Distribution fees payable	6,018
Trustee fees payable	1
Transfer agency fees payable	1,151
Fund accounting fees payable	1,592
Compliance services fees payable	91
Other accrued expenses	10,925
TOTAL LIABILITIES	40,917
NET ASSETS	$18,793,463
NET ASSETS CONSIST OF:
Capital	$17,201,230
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,584,019)
Net unrealized appreciation (depreciation) on investments	3,176,252
NET ASSETS	$18,793,463
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	556,589
Net Asset Value (offering and redemption price per share)	$33.77

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$219,013
Interest	12
TOTAL INVESTMENT INCOME	219,025
EXPENSES:
Advisory fees	98,041
Management services fees	13,072
Administration fees	5,592
Transfer agency fees	8,379
Administrative services fees	42,581
Distribution fees	32,680
Custody fees	18,120
Fund accounting fees	12,614
Trustee fees	237
Compliance services fees	183
Other fees	21,926
Total Gross Expenses before reductions	253,425
Less Expenses reduced by the Advisor	(33,812)
TOTAL NET EXPENSES	219,613
NET INVESTMENT INCOME (LOSS)	(588)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,136,891
Change in net unrealized appreciation/depreciation on investments	(631,825)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	505,066
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$504,478

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 237

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(588)	$(10,389)
Net realized gains (losses) on investments	1,136,891	(1,068,077)
Change in net unrealized appreciation/depreciation on investments	(631,825)	2,615,678
Change in net assets resulting from operations	504,478	1,537,212
CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,549,601	47,442,454
Value of shares redeemed	(38,336,999)	(33,307,582)
Change in net assets resulting from capital transactions	(3,787,398)	14,134,872
Change in net assets	(3,282,920)	15,672,084
NET ASSETS:
Beginning of period	22,076,383	6,404,299
End of period	$18,793,463	$22,076,383
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	1,033,343	1,642,963
Redeemed	(1,166,502)	(1,196,122)
Change in shares	(133,159)	446,841

See accompanying notes to the financial statements.

238 :: ProFund VP Consumer Services :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$32.01		$26.37	$20.16	$29.38	$32.02

Investment Activities:
Net investment income (loss)(a)	—	(b)	(0.02)	(0.01)	(0.04)	(0.23)
Net realized and unrealized gains (losses) on investments	1.76		5.66	6.22	(9.18)	(2.41)
Total income (loss) from investment activities	1.76		5.64	6.21	(9.22)	(2.64)

Net Asset Value, End of Period	$33.77		$32.01	$26.37	$20.16	$29.38

Total Return	5.50%		21.39%	30.80%	(31.38)%	(8.24)%

Ratios to Average Net Assets:
Gross expenses	1.94%		1.95%	2.51%	2.51%	2.07%
Net expenses	1.68%		1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	—	%(c)	(0.08)%	(0.06)%	(0.17)%	(0.70)%

Supplemental Data:
Net assets, end of period (000’s)	$18,793		$22,076	$6,404	$5,283	$2,458
Portfolio turnover rate(d)	232%		203%	467%	983%	618%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Amount is less than 0.005%.

(d)         Portfolio turnover rate is calculated without regard to instruments having maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Financials :: 239

ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -13.83%. For the same period, the Index had a return of -12.84%(1) and a volatility of 32.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Financials	-13.83%	-15.15%	-4.21%
Dow Jones U.S. Financials Index	-12.84%	-14.02%	-2.39%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Financials	1.80%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	6.8%
J.P. Morgan Chase & Co.	6.3%
Citigroup, Inc.	3.8%
Berkshire Hathaway, Inc.—Class B	3.7%
Bank of America Corp.	2.8%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	32%
General Financial	24%
Real Estate Investment Trusts	21%
Nonlife Insurance	17%
Life Insurance	5%
Real Estate Investment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

240 :: ProFund VP Financials :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.4%)

	Shares	Value
ACE, Ltd. (Insurance)	3,015	$211,412
Affiliated Managers Group, Inc.* (Diversified Financial Services)	335	32,143
AFLAC, Inc. (Insurance)	4,355	188,397
Alexandria Real Estate Equities, Inc. (REIT)	670	46,210
Allied World Assurance Co. Holdings, Ltd. (Insurance)	335	21,082
Allstate Corp. (Insurance)	4,355	119,371
American Campus Communities, Inc. (REIT)	670	28,113
American Capital Agency Corp. (REIT)	2,010	56,441
American Express Co. (Diversified Financial Services)	9,380	442,455
American Financial Group, Inc. (Insurance)	670	24,716
American International Group, Inc.* (Insurance)	4,020	93,264
American Tower Corp. (Telecommunications)	3,685	221,137
Ameriprise Financial, Inc. (Diversified Financial Services)	2,010	99,776
Annaly Mortgage Management, Inc. (REIT)	8,710	139,012
AON Corp. (Insurance)	3,015	141,102
Apartment Investment and Management Co.—Class A (REIT)	1,005	23,025
Arch Capital Group, Ltd.* (Insurance)	1,340	49,888
Argo Group International Holdings, Ltd. (Insurance)	335	9,702
Arthur J. Gallagher & Co. (Insurance)	1,005	33,607
Aspen Insurance Holdings, Ltd. (Insurance)	670	17,755
Associated Banc-Corp. (Banks)	1,675	18,710
Assurant, Inc. (Insurance)	1,005	41,265
Assured Guaranty, Ltd. (Insurance)	1,675	22,009
Astoria Financial Corp. (Savings & Loans)	670	5,688
Avalonbay Communities, Inc. (REIT)	1,005	131,253
Axis Capital Holdings, Ltd. (Insurance)	1,005	32,120
BancorpSouth, Inc. (Banks)	670	7,383
Bank of America Corp. (Banks)	90,450	502,902
Bank of Hawaii Corp. (Banks)	335	14,904
Bank of New York Mellon Corp. (Banks)	11,055	220,105
BB&T Corp. (Banks)	6,030	151,775
Berkshire Hathaway, Inc.—Class B* (Insurance)	8,710	664,573
BioMed Realty Trust, Inc. (REIT)	1,340	24,227
BlackRock, Inc. (Diversified Financial Services)	1,005	179,131
BOK Financial Corp. (Banks)	335	18,402
Boston Properties, Inc. (REIT)	1,340	133,464
Brandywine Realty Trust (REIT)	1,340	12,730
BRE Properties, Inc.—Class A (REIT)	670	33,822
Brookfield Properties Corp. (Real Estate)	2,345	36,676
Brown & Brown, Inc. (Insurance)	1,005	22,743
Camden Property Trust (REIT)	670	41,701
Capital One Financial Corp. (Banks)	4,020	170,006
CapitalSource, Inc. (Banks)	2,345	15,712
Capitol Federal Financial, Inc. (Savings & Loans)	1,340	15,464
Cash America International, Inc. (Retail)	335	15,621
Cathay Bancorp, Inc. (Banks)	670	10,003
CBL & Associates Properties, Inc. (REIT)	1,340	21,038
CBOE Holdings, Inc. (Diversified Financial Services)	670	17,326
CBRE Group, Inc.—Class A* (Real Estate)	2,680	40,790
Chimera Investment Corp. (REIT)	9,045	22,703
Chubb Corp. (Insurance)	2,345	162,321
Cincinnati Financial Corp. (Insurance)	1,340	40,816
CIT Group, Inc.* (Banks)	1,675	58,407
Citigroup, Inc. (Banks)	26,130	687,480
City National Corp. (Banks)	335	14,800
CME Group, Inc. (Diversified Financial Services)	670	163,259
CNO Financial Group, Inc.* (Insurance)	2,010	12,683
Colonial Properties Trust (REIT)	670	13,976
Comerica, Inc. (Banks)	1,675	43,215
Commerce Bancshares, Inc. (Banks)	670	25,540
CommonWealth REIT (REIT)	670	11,149
Corporate Office Properties Trust (REIT)	670	14,244
Cullen/Frost Bankers, Inc. (Banks)	670	35,450
DCT Industrial Trust, Inc. (REIT)	2,345	12,006
DDR Corp. (REIT)	2,010	24,462
Delphi Financial Group, Inc.—Class A (Insurance)	335	14,841
DiamondRock Hospitality Co. (REIT)	1,675	16,147
Digital Realty Trust, Inc. (REIT)	1,005	67,003
Discover Financial Services (Diversified Financial Services)	5,025	120,600
Douglas Emmett, Inc. (REIT)	1,005	18,331
Duke Realty Corp. (REIT)	2,345	28,257
DuPont Fabros Technology, Inc. (REIT)	670	16,227
E*TRADE Financial Corp.* (Diversified Financial Services)	2,345	18,666
East West Bancorp, Inc. (Banks)	1,340	26,465
EastGroup Properties, Inc. (REIT)	335	14,566
Eaton Vance Corp. (Diversified Financial Services)	1,005	23,758
Endurance Specialty Holdings, Ltd. (Insurance)	335	12,814
Entertainment Properties Trust (REIT)	335	14,643
Equifax, Inc. (Commercial Services)	1,005	38,934
Equity Lifestyle Properties, Inc. (REIT)	335	22,341
Equity Residential (REIT)	2,680	152,840
Erie Indemnity Co.—Class A (Insurance)	335	26,184
Essex Property Trust, Inc. (REIT)	335	47,071
Everest Re Group, Ltd. (Insurance)	335	28,170
Extra Space Storage, Inc. (REIT)	1,005	24,351
EZCORP, Inc.—Class A* (Retail)	335	8,834
F.N.B. Corp. (Banks)	1,005	11,367
Federal Realty Investment Trust (REIT)	670	60,802
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,005	15,226
Fidelity National Title Group, Inc.—Class A (Insurance)	2,010	32,019
Fifth Third Bancorp (Banks)	8,375	106,530
First American Financial Corp. (Insurance)	1,005	12,733
First Financial Bankshares, Inc. (Banks)	335	11,199
First Horizon National Corp. (Banks)	2,345	18,763
First Midwest Bancorp, Inc. (Banks)	670	6,787
First Niagara Financial Group, Inc. (Savings & Loans)	2,680	23,128
First Republic Bank* (Banks)	670	20,509
FirstMerit Corp. (Banks)	1,005	15,206
Forest City Enterprises, Inc.—Class A* (Real Estate)	1,340	15,839
Franklin Resources, Inc. (Diversified Financial Services)	1,340	128,720

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 241

Common Stocks, continued

	Shares	Value
Franklin Street Properties Corp. (REIT)	670	$6,667
Fulton Financial Corp. (Banks)	1,675	16,432
General Growth Properties, Inc. (REIT)	3,350	50,317
Genworth Financial, Inc.—Class A* (Insurance)	4,355	28,525
Glacier Bancorp, Inc. (Banks)	670	8,060
Greenhill & Co., Inc. (Diversified Financial Services)	335	12,184
Hancock Holding Co. (Banks)	670	21,420
Hanover Insurance Group, Inc. (Insurance)	335	11,708
Hartford Financial Services Group, Inc. (Insurance)	4,020	65,325
Hatteras Financial Corp. (REIT)	670	17,668
HCC Insurance Holdings, Inc. (Insurance)	1,005	27,637
HCP, Inc. (REIT)	3,685	152,670
Health Care REIT, Inc. (REIT)	1,675	91,338
Healthcare Realty Trust, Inc. (REIT)	670	12,455
Highwoods Properties, Inc. (REIT)	670	19,879
Home Properties, Inc. (REIT)	335	19,286
Horace Mann Educators Corp. (Insurance)	335	4,593
Hospitality Properties Trust (REIT)	1,005	23,095
Host Hotels & Resorts, Inc. (REIT)	6,365	94,011
Hudson City Bancorp, Inc. (Savings & Loans)	4,355	27,219
Huntington Bancshares, Inc. (Banks)	7,705	42,300
IBERIABANK Corp. (Banks)	335	16,515
IntercontinentalExchange, Inc.* (Diversified Financial Services)	670	80,768
International Bancshares Corp. (Banks)	670	12,284
Invesco Mortgage Capital, Inc. (REIT)	1,005	14,120
Invesco, Ltd. (Diversified Financial Services)	4,020	80,762
J.P. Morgan Chase & Co. (Banks)	34,170	1,136,152
Janus Capital Group, Inc. (Diversified Financial Services)	1,675	10,569
Jefferies Group, Inc. (Diversified Financial Services)	1,340	18,425
Jones Lang LaSalle, Inc. (Real Estate)	335	20,522
Kemper Corp. (Insurance)	335	9,785
KeyCorp (Banks)	8,375	64,404
Kilroy Realty Corp. (REIT)	670	25,507
Kimco Realty Corp. (REIT)	3,685	59,844
LaSalle Hotel Properties (REIT)	670	16,221
Legg Mason, Inc. (Diversified Financial Services)	1,340	32,227
Lexington Realty Trust (REIT)	1,340	10,037
Liberty Property Trust (REIT)	1,005	31,034
Lincoln National Corp. (Insurance)	2,680	52,046
Loews Corp. (Insurance)	3,015	113,515
M&T Bank Corp. (Banks)	1,005	76,722
Mack-Cali Realty Corp. (REIT)	670	17,882
Marsh & McLennan Cos., Inc. (Insurance)	4,690	148,298
MasterCard, Inc.—Class A (Commercial Services)	1,005	374,684
MB Financial, Inc. (Banks)	335	5,729
MBIA, Inc.* (Insurance)	1,340	15,531
Mercury General Corp. (Insurance)	335	15,283
MetLife, Inc. (Insurance)	7,370	229,797
MFA Financial, Inc. (REIT)	3,350	22,512
Mid-America Apartment Communities, Inc. (REIT)	335	20,954
Montpelier Re Holdings, Ltd. (Insurance)	670	11,893
Moody’s Corp. (Commercial Services)	1,675	56,414
Morgan Stanley Dean Witter & Co. (Banks)	12,060	182,468
MSCI, Inc.—Class A* (Software)	1,005	33,095
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,340	32,843
National Penn Bancshares, Inc. (Banks)	1,005	8,482
National Retail Properties, Inc. (REIT)	1,005	26,512
New York Community Bancorp (Savings & Loans)	4,020	49,727
Northern Trust Corp. (Banks)	2,010	79,717
NYSE Euronext (Diversified Financial Services)	2,345	61,204
Old National Bancorp (Banks)	1,005	11,708
Old Republic International Corp. (Insurance)	2,345	21,738
OMEGA Healthcare Investors, Inc. (REIT)	1,005	19,447
PacWest Bancorp (Banks)	335	6,348
PartnerRe, Ltd. (Insurance)	670	43,021
People’s United Financial, Inc. (Savings & Loans)	3,350	43,047
Piedmont Office Realty Trust, Inc.—Class A (REIT)	1,675	28,542
Platinum Underwriters Holdings, Ltd. (Insurance)	335	11,427
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,340	48,990
PNC Financial Services Group (Banks)	4,690	270,472
Popular, Inc.* (Banks)	9,045	12,573
Post Properties, Inc. (REIT)	335	14,646
Potlatch Corp. (REIT)	335	10,422
Principal Financial Group, Inc. (Insurance)	2,680	65,928
PrivateBancorp, Inc. (Banks)	670	7,357
ProAssurance Corp. (Insurance)	335	26,740
Progressive Corp. (Insurance)	5,360	104,574
Prologis, Inc. (REIT)	4,020	114,932
Prosperity Bancshares, Inc. (Banks)	335	13,517
Protective Life Corp. (Insurance)	670	15,115
Provident Financial Services, Inc. (Savings & Loans)	670	8,971
Prudential Financial, Inc. (Insurance)	4,355	218,273
Public Storage, Inc. (REIT)	1,340	180,176
Raymond James Financial Corp. (Diversified Financial Services)	1,005	31,115
Rayonier, Inc. (REIT)	1,005	44,853
Realty Income Corp. (REIT)	1,340	46,846
Redwood Trust, Inc. (REIT)	670	6,821
Regency Centers Corp. (REIT)	670	25,205
Regions Financial Corp. (Banks)	11,390	48,977
Reinsurance Group of America, Inc. (Insurance)	670	35,007
RenaissanceRe Holdings (Insurance)	335	24,914
SEI Investments Co. (Commercial Services)	1,340	23,249
Selective Insurance Group, Inc. (Insurance)	335	5,940
Senior Housing Properties Trust (REIT)	1,340	30,070
Signature Bank* (Banks)	335	20,097
Simon Property Group, Inc. (REIT)	2,680	345,559
SL Green Realty Corp. (REIT)	670	44,649
SLM Corp. (Diversified Financial Services)	4,690	62,846
St. Joe Co.* (Real Estate)	670	9,822
StanCorp Financial Group, Inc. (Insurance)	335	12,311
Starwood Property Trust, Inc. (REIT)	1,005	18,603
State Street Corp. (Banks)	4,355	175,550
Stifel Financial Corp.* (Diversified Financial Services)	335	10,737
Sunstone Hotel Investors, Inc.* (REIT)	1,005	8,191
SunTrust Banks, Inc. (Banks)	4,690	83,013
Susquehanna Bancshares, Inc. (Banks)	1,340	11,229
SVB Financial Group* (Banks)	335	15,976
Synovus Financial Corp. (Banks)	6,700	9,447
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,345	133,548
Tanger Factory Outlet Centers, Inc. (REIT)	670	19,644

See accompanying notes to the financial statements.

242 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares		Value
Taubman Centers, Inc. (REIT)	670		$41,607
TCF Financial Corp. (Banks)	1,340		13,829
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,010		31,456
TFS Financial Corp.* (Savings & Loans)	670		6,003
The Charles Schwab Corp. (Diversified Financial Services)	9,380		105,619
The Goldman Sachs Group, Inc. (Banks)	3,685		333,235
The Howard Hughes Corp.* (Real Estate)	335		14,797
The Macerich Co. (REIT)	1,340		67,804
The Travelers Cos., Inc. (Insurance)	3,685		218,041
Torchmark Corp. (Insurance)	1,005		43,607
Tower Group, Inc. (Insurance)	335		6,757
Transatlantic Holdings, Inc. (Insurance)	670		36,669
Trustmark Corp. (Banks)	670		16,274
U.S. Bancorp (Banks)	17,085		462,149
UDR, Inc. (REIT)	2,010		50,451
UMB Financial Corp. (Banks)	335		12,479
Umpqua Holdings Corp. (Banks)	1,005		12,452
United Bankshares, Inc. (Banks)	335		9,470
UnumProvident Corp. (Insurance)	2,680		56,468
Validus Holdings, Ltd. (Insurance)	670		21,105
Valley National Bancorp (Banks)	1,675		20,720
Ventas, Inc. (REIT)	2,345		129,280
Visa, Inc.—Class A (Commercial Services)	4,690		476,176
Vornado Realty Trust (REIT)	1,675		128,740
W.R. Berkley Corp. (Insurance)	1,005		34,562
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	670		16,596
Washington Federal, Inc. (Savings & Loans)	1,005		14,060
Washington REIT (REIT)	670		18,324
Webster Financial Corp. (Banks)	670		13,661
Weingarten Realty Investors (REIT)	1,005		21,929
Wells Fargo & Co. (Banks)	44,555		1,227,936
Westamerica Bancorp (Banks)	335		14,707
Western Union Co. (Commercial Services)	5,695		103,991
Weyerhaeuser Co. (REIT)	4,690		87,562
Willis Group Holdings PLC (Insurance)	1,675		64,990
Wintrust Financial Corp. (Banks)	335		9,397
XL Group PLC (Insurance)	3,015		59,607
Zions Bancorp (Banks)	1,675		27,269
TOTAL COMMON STOCKS (Cost $11,050,979)			17,841,768

Rights/Warrants(NM)
American International Group, Inc.* (Insurance)	—	(a)	—	(b)
TOTAL RIGHTS/WARRANTS (Cost $1)			—	(b)

Repurchase Agreements(c) (0.6%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $110,000	$110,000		$110,000
TOTAL REPURCHASE AGREEMENTS (Cost $110,000)			110,000
TOTAL INVESTMENT SECURITIES (Cost $11,160,980)—100.0%			17,951,768
Net other assets (liabilities)—NM			1,667
NET ASSETS—100.0%			$17,953,435

*                                  Non-income producing security

(a)                           Number of shares is less than 0.50.

(b)                          Amount is less than $0.50.

(c)                           The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                          Not meaningful, amount is less than 0.05%

ProFund VP Financials invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Banks	$6,742,147	37.6%
Commercial Services	1,073,448	6.0%
Diversified Financial Services	1,961,959	10.9%
Forest Products & Paper	48,990	0.3%
Insurance	3,896,317	21.7%
REIT	3,508,467	19.5%
Real Estate	138,446	0.8%
Retail	24,455	0.1%
Savings & Loans	193,307	1.1%
Software	33,095	0.2%
Telecommunications	221,137	1.2%
Other**	111,667	0.6%
Total	$17,953,435	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT        Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 243

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$11,160,980
Securities, at value	17,841,768
Repurchase agreements, at value	110,000
Total Investment Securities, at value	17,951,768
Cash	1,294
Dividends receivable	32,745
Receivable for capital shares issued	12,450
Prepaid expenses	115
TOTAL ASSETS	17,998,372

LIABILITIES:
Payable for capital shares redeemed	4,629
Advisory fees payable	6,409
Management services fees payable	855
Administration fees payable	695
Administrative services fees payable	6,490
Distribution fees payable	6,834
Trustee fees payable	1
Transfer agency fees payable	1,121
Fund accounting fees payable	1,551
Compliance services fees payable	135
Other accrued expenses	16,217
TOTAL LIABILITIES	44,937
NET ASSETS	$17,953,435

NET ASSETS CONSIST OF:
Capital	$34,365,947
Accumulated net investment income (loss)	38,862
Accumulated net realized gains (losses) on investments	(23,242,162)
Net unrealized appreciation (depreciation) on investments	6,790,788
NET ASSETS	$17,953,435

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,052,011
Net Asset Value (offering and redemption price per share)	$17.07

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$459,551
Interest	23
TOTAL INVESTMENT INCOME	459,574

EXPENSES:
Advisory fees	187,818
Management services fees	25,042
Administration fees	10,785
Transfer agency fees	15,933
Administrative services fees	70,873
Distribution fees	62,606
Custody fees	14,711
Fund accounting fees	23,200
Trustee fees	554
Compliance services fees	267
Other fees	38,181
Total Gross Expenses before reductions	449,970
Less Expenses reduced by the Advisor	(29,258)
TOTAL NET EXPENSES	420,712
NET INVESTMENT INCOME (LOSS)	38,862

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,150,392
Change in net unrealized appreciation/depreciation on investments	(5,602,987)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,452,595)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,413,733)

See accompanying notes to the financial statements.

244 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$38,862	$(72,503)
Net realized gains (losses) on investments	1,150,392	(203,165)
Change in net unrealized appreciation/depreciation on investments	(5,602,987)	1,635,155
Change in net assets resulting from operations	(4,413,733)	1,359,487
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(88,722)
Change in net assets resulting from distributions	—	(88,722)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,678,149	50,263,634
Dividends reinvested	—	88,722
Value of shares redeemed	(26,579,182)	(50,993,779)
Change in net assets resulting from capital transactions	(5,901,033)	(641,423)
Change in net assets	(10,314,766)	629,342
NET ASSETS:
Beginning of period	28,268,201	27,638,859
End of period	$17,953,435	$28,268,201
Accumulated net investment income (loss)	$38,862	$—
SHARE TRANSACTIONS:
Issued	1,110,487	2,660,325
Reinvested	—	4,635
Redeemed	(1,485,603)	(2,781,176)
Change in shares	(375,116)	(116,216)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Financials :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$19.81	$17.91	$15.82	$32.38	$40.64

Investment Activities:
Net investment income (loss)(a)	0.03	(0.05)	0.06	0.46	0.41
Net realized and unrealized gains (losses) on investments	(2.77)	2.01	2.32	(16.72)	(8.11)
Total income (loss) from investment activities	(2.74)	1.96	2.38	(16.26)	(7.70)

Distributions to Shareholders From:
Net investment income	—	(0.06)	(0.29)	(0.30)	(0.56)

Net Asset Value, End of Period	$17.07	$19.81	$17.91	$15.82	$32.38

Total Return	(13.83)%	10.93%	15.01%	(50.54)%	(19.11)%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.80%	1.88%	1.85%	1.74%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	0.16%	(0.25)%	0.39%	1.90%	1.04%

Supplemental Data:
Net assets, end of period (000’s)	$17,953	$28,268	$27,639	$22,598	$24,899
Portfolio turnover rate(b)	48%	140%	272%	413%	216%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

246 :: ProFund VP Health Care :: Management Discussion of Fund Performance

ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 10.11%. For the same period, the Index had a return of 11.75%(1) and a volatility of 19.93%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Health Care	10.11%	1.78%	1.25%
Dow Jones U.S. Health Care Index	11.75%	3.52%	3.13%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Health Care	1.75%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	12.2%
Pfizer, Inc.	11.3%
Merck & Co., Inc.	7.9%
Abbott Laboratories	5.9%
Bristol-Myers Squibb Co.	4.1%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals and Biotechnology	65%
Health Care Equipment and Services	35%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Health Care :: 247

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.8%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	25,576	$1,438,138
Acorda Therapeutics, Inc.* (Biotechnology)	556	13,255
Aetna, Inc. (Healthcare-Services)	5,838	246,305
Alere, Inc.* (Healthcare-Products)	1,390	32,095
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,058	218,647
Alkermes PLC* (Pharmaceuticals)	1,668	28,956
Allergan, Inc. (Pharmaceuticals)	5,004	439,051
AMERIGROUP Corp.* (Healthcare-Services)	834	49,273
Amgen, Inc. (Biotechnology)	14,456	928,220
Amylin Pharmaceuticals, Inc.* (Biotechnology)	2,224	25,309
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	834	16,622
Bard (C.R.), Inc. (Healthcare-Products)	1,390	118,845
Baxter International, Inc. (Healthcare-Products)	9,452	467,685
Becton, Dickinson & Co. (Healthcare-Products)	3,336	249,266
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	278	26,699
Biogen Idec, Inc.* (Biotechnology)	3,892	428,315
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,946	66,903
Boston Scientific Corp.* (Healthcare-Products)	24,464	130,638
Bristol-Myers Squibb Co. (Pharmaceuticals)	28,356	999,265
Brookdale Senior Living, Inc.* (Healthcare-Services)	1,668	29,007
CareFusion Corp.* (Healthcare-Products)	3,614	91,832
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	834	43,368
Celgene Corp.* (Biotechnology)	7,506	507,406
Centene Corp.* (Healthcare-Services)	834	33,018
Cepheid, Inc.* (Healthcare-Products)	1,112	38,264
Charles River Laboratories International, Inc.* (Biotechnology)	834	22,793
CIGNA Corp. (Healthcare-Services)	4,726	198,492
Community Health Systems, Inc.* (Healthcare-Services)	1,390	24,256
Covance, Inc.* (Healthcare-Services)	1,112	50,841
Coventry Health Care, Inc.* (Healthcare-Services)	2,502	75,986
Covidien PLC (Healthcare-Products)	8,062	362,871
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,112	44,057
DaVita, Inc.* (Healthcare-Services)	1,668	126,451
Dendreon Corp.* (Biotechnology)	2,502	19,015
DENTSPLY International, Inc. (Healthcare-Products)	2,224	77,818
Edwards Lifesciences Corp.* (Healthcare-Products)	1,946	137,582
Eli Lilly & Co. (Pharmaceuticals)	16,124	670,113
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,946	67,195
Express Scripts, Inc.* (Pharmaceuticals)	7,506	335,443
Forest Laboratories, Inc.* (Pharmaceuticals)	4,170	126,184
Gen-Probe, Inc.* (Healthcare-Products)	834	49,306
Gilead Sciences, Inc.* (Biotechnology)	12,510	512,034
Haemonetics Corp.* (Healthcare-Products)	556	34,038
HCA Holdings, Inc.* (Healthcare-Services)	2,780	61,243
Health Management Associates, Inc.— Class A* (Healthcare-Services)	4,170	30,733
Health Net, Inc.* (Healthcare-Services)	1,390	42,284
HEALTHSOUTH Corp.* (Healthcare-Services)	1,668	29,474
HealthSpring, Inc.* (Healthcare-Services)	1,112	60,648
Henry Schein, Inc.* (Healthcare-Products)	1,390	89,558
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,112	37,463
HMS Holdings Corp.* (Commercial Services)	1,390	44,452
Hologic, Inc.* (Healthcare-Products)	4,448	77,884
Hospira, Inc.* (Healthcare-Products)	2,780	84,429
Human Genome Sciences, Inc.* (Biotechnology)	3,336	24,653
Humana, Inc. (Healthcare-Services)	2,780	243,556
IDEXX Laboratories, Inc.* (Healthcare-Products)	834	64,185
Illumina, Inc.* (Biotechnology)	1,946	59,314
Impax Laboratories, Inc.* (Pharmaceuticals)	1,112	22,429
Incyte, Corp.* (Biotechnology)	1,668	25,037
InterMune, Inc.* (Biotechnology)	1,112	14,011
Intuitive Surgical, Inc.* (Healthcare-Products)	556	257,434
Invacare Corp. (Healthcare-Products)	556	8,501
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,668	12,026
Johnson & Johnson (Healthcare-Products)	45,036	2,953,461
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,668	143,398
Life Technologies Corp.* (Biotechnology)	3,058	118,987
LifePoint Hospitals, Inc.* (Healthcare-Services)	834	30,983
Lincare Holdings, Inc. (Healthcare-Services)	1,390	35,737
Magellan Health Services, Inc.* (Healthcare-Services)	556	27,505
Masimo Corp.* (Healthcare-Products)	834	15,583
Medco Health Solutions, Inc.* (Pharmaceuticals)	6,394	357,425
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,112	36,974
Medivation, Inc.* (Pharmaceuticals)	556	25,637
Mednax, Inc.* (Healthcare-Services)	834	60,056
Medtronic, Inc. (Healthcare-Products)	17,514	669,910
Merck & Co., Inc. (Pharmaceuticals)	50,596	1,907,469
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,950	149,147
Myriad Genetics, Inc.* (Biotechnology)	1,390	29,107
Nektar Therapeutics* (Pharmaceuticals)	1,946	10,888
NuVasive, Inc.* (Healthcare-Products)	556	7,000
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,112	48,872
Owens & Minor, Inc. (Distribution/Wholesale)	1,112	30,902
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	556	18,198
PAREXEL International Corp.* (Commercial Services)	834	17,297
Patterson Cos., Inc. (Healthcare-Products)	1,668	49,239
PDL BioPharma, Inc. (Biotechnology)	2,224	13,789
Perrigo Co. (Pharmaceuticals)	1,390	135,247
Pfizer, Inc. (Pharmaceuticals)	126,768	2,743,260
Pharmasset, Inc.* (Pharmaceuticals)	1,112	142,558
PSS World Medical, Inc.* (Healthcare-Products)	834	20,174
Quest Diagnostics, Inc. (Healthcare-Services)	2,502	145,266

See accompanying notes to the financial statements.

248 :: ProFund VP Health Care :: Financial Statements

Common Stocks, continued

	Shares	Value
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	834	$34,678
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,112	61,638
ResMed, Inc.* (Healthcare-Products)	2,502	63,551
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	834	39,907
Seattle Genetics, Inc.* (Biotechnology)	1,668	27,881
Sirona Dental Systems, Inc.* (Healthcare-Products)	834	36,729
St. Jude Medical, Inc. (Healthcare-Products)	5,282	181,173
STERIS Corp. (Healthcare-Products)	834	24,870
Stryker Corp. (Healthcare-Products)	4,726	234,929
Techne Corp. (Healthcare-Products)	556	37,953
Teleflex, Inc. (Healthcare-Products)	556	34,077
Tenet Healthcare Corp.* (Healthcare-Services)	7,228	37,080
The Cooper Cos., Inc. (Healthcare-Products)	834	58,814
Theravance, Inc.* (Pharmaceuticals)	1,390	30,719
Thermo Fisher Scientific, Inc.* (Electronics)	6,394	287,538
Thoratec Corp.* (Healthcare-Products)	1,112	37,319
United Therapeutics Corp.* (Biotechnology)	834	39,407
UnitedHealth Group, Inc. (Healthcare-Services)	17,792	901,699
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,390	54,015
Varian Medical Systems, Inc.* (Healthcare-Products)	1,946	130,635
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,336	110,789
ViroPharma, Inc.* (Pharmaceuticals)	1,112	30,458
Volcano Corp.* (Healthcare-Products)	834	19,841
Warner Chilcott PLC—Class A* (Pharmaceuticals)	2,780	42,061
Waters Corp.* (Electronics)	1,390	102,930
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,224	134,196
WellCare Health Plans, Inc.* (Healthcare-Services)	834	43,785
WellPoint, Inc. (Healthcare-Services)	5,838	386,768
West Pharmaceutical Services, Inc. (Healthcare-Products)	556	21,100
Zimmer Holdings, Inc.* (Healthcare-Products)	3,058	163,358
TOTAL COMMON STOCKS (Cost $14,295,720)		24,244,138
TOTAL INVESTMENT SECURITIES (Cost $14,295,720)—99.8%		24,244,138
Net other assets (liabilities)—0.2%		47,811
NET ASSETS—100.0%		$24,291,949

*                 Non-income producing security

ProFund VP Health Care invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Biotechnology	$3,270,363	13.5%
Commercial Services	61,749	0.3%
Distribution/Wholesale	30,902	0.1%
Electronics	390,468	1.6%
Healthcare-Products	7,169,410	29.5%
Healthcare-Services	3,167,859	13.0%
Pharmaceuticals	10,153,387	41.8%
Other**	47,811	0.2%
Total	$24,291,949	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 249

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$14,295,720
Securities, at value	24,244,138
Total Investment Securities, at value	24,244,138
Dividends receivable	26,851
Receivable for capital shares issued	340
Receivable for investments sold	348,760
Prepaid expenses	99
TOTAL ASSETS	24,620,188

LIABILITIES:
Cash overdraft	169,216
Payable for capital shares redeemed	108,774
Advisory fees payable	12,614
Management services fees payable	1,682
Administration fees payable	917
Administrative services fees payable	8,141
Distribution fees payable	7,377
Trustee fees payable	2
Transfer agency fees payable	1,479
Fund accounting fees payable	2,047
Compliance services fees payable	187
Other accrued expenses	15,803
TOTAL LIABILITIES	328,239
NET ASSETS	$24,291,949

NET ASSETS CONSIST OF:
Capital	$27,628,081
Accumulated net investment income (loss)	118,627
Accumulated net realized gains (losses) on investments	(13,403,177)
Net unrealized appreciation (depreciation) on investments	9,948,418
NET ASSETS	$24,291,949

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	765,380
Net Asset Value (offering and redemption price per share)	$31.74

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$629,683
Interest	23
TOTAL INVESTMENT INCOME	629,706

EXPENSES:
Advisory fees	228,160
Management services fees	30,421
Administration fees	13,188
Transfer agency fees	19,670
Administrative services fees	92,526
Distribution fees	76,053
Custody fees	12,152
Fund accounting fees	27,581
Trustee fees	692
Compliance services fees	409
Other fees	38,314
Total Gross Expenses before reductions	539,166
Less Expenses reduced by the Advisor	(28,087)
TOTAL NET EXPENSES	511,079
NET INVESTMENT INCOME (LOSS)	118,627

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,738,725)
Change in net unrealized appreciation/depreciation on investments	1,545,788
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(192,937)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(74,310)

See accompanying notes to the financial statements.

250 :: ProFund VP Health Care :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$118,627	$78,225
Net realized gains (losses) on investments	(1,738,725)	217,601
Change in net unrealized appreciation/depreciation on investments	1,545,788	525,783
Change in net assets resulting from operations	(74,310)	821,609
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(78,225)	(89,402)
Change in net assets resulting from distributions	(78,225)	(89,402)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	53,360,508	21,968,988
Dividends reinvested	78,225	89,402
Value of shares redeemed	(52,102,661)	(27,870,903)
Change in net assets resulting from capital transactions	1,336,072	(5,812,513)
Change in net assets	1,183,537	(5,080,306)
NET ASSETS:
Beginning of period	23,108,412	28,188,718
End of period	$24,291,949	$23,108,412
Accumulated net investment income (loss)	$118,627	$78,225
SHARE TRANSACTIONS:
Issued	1,702,623	785,011
Reinvested	2,587	3,073
Redeemed	(1,739,078)	(988,695)
Change in shares	(33,868)	(200,611)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Health Care :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$28.91	$28.19	$23.72	$31.42	$29.48

Investment Activities:
Net investment income (loss)(a)	0.12	0.09	0.10	0.10	0.07
Net realized and unrealized gains (losses) on investments	2.80 (b)	0.71	4.53	(7.72)	1.87
Total income (loss) from investment activities	2.92	0.80	4.63	(7.62)	1.94

Distributions to Shareholders From:
Net investment income	(0.09)	(0.08)	(0.16)	(0.08)	—

Net Asset Value, End of Period	$31.74	$28.91	$28.19	$23.72	$31.42

Total Return	10.11%	2.84%	19.56%	(24.29)%	6.58%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.75%	1.80%	1.76%	1.72%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)	0.39%	0.32%	0.43%	0.35%	0.24%

Supplemental Data:
Net assets, end of period (000’s)	$24,292	$23,108	$28,189	$25,778	$62,724
Portfolio turnover rate(c)	136%	49%	175%	265%	221%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

252 :: ProFund VP Industrials :: Management Discussion of Fund Performance

ProFund VP Industrials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -1.79%. For the same period, the Index had a total return of -0.79%(1) and a volatility of 27.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land- transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Industrials from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Industrials	-1.79%	0.06%	3.05%
Dow Jones U.S. Industrials Index	-0.79%	1.59%	5.29%
S&P 500 Index	2.09%	-0.25%	3.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Industrials	1.89%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	11.6%
United Technologies Corp.	3.5%
United Parcel Service, Inc.—Class B	3.3%
3M Co.	3.2%
Caterpillar, Inc.	3.2%

Dow Jones U.S. Industrials Index — Composition

% of Index
General Industrials	23%
Aerospace and Defense	17%
Industrial Engineering	16%
Industrial Transportation	14%
Support Services	14%
Electronic & Electrical Equipment	11%
Construction and Materials	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Industrials :: 253

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (100.6%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	4,248	$347,189
AAR Corp. (Aerospace/Defense)	236	4,524
ABM Industries, Inc. (Commercial Services)	236	4,866
Acacia Research Corp.* (Media)	236	8,616
Accenture PLC—Class A (Computers)	4,130	219,840
Actuant Corp.—Class A (Miscellaneous Manufacturing)	472	10,710
Acuity Brands, Inc. (Electrical Components & Equipment)	236	12,508
Aecom Technology Corp.* (Engineering & Construction)	708	14,564
Aegion Corp.* (Engineering & Construction)	236	3,620
AGCO Corp.* (Machinery-Diversified)	590	25,352
Agilent Technologies, Inc.* (Electronics)	2,242	78,313
Alexander & Baldwin, Inc. (Transportation)	236	9,634
Alliance Data Systems Corp.* (Commercial Services)	354	36,759
Alliant Techsystems, Inc. (Aerospace/Defense)	236	13,490
Ametek, Inc. (Electrical Components & Equipment)	1,062	44,710
Amphenol Corp.—Class A (Electronics)	1,062	48,204
Anixter International, Inc.* (Telecommunications)	236	14,075
AptarGroup, Inc. (Miscellaneous Manufacturing)	354	18,468
Arkansas Best Corp. (Transportation)	118	2,274
Arrow Electronics, Inc.* (Electronics)	708	26,486
Astec Industries, Inc.* (Machinery-Construction & Mining)	118	3,801
Automatic Data Processing, Inc. (Commercial Services)	3,186	172,076
Avnet, Inc.* (Electronics)	944	29,349
AVX Corp. (Electronics)	354	4,517
Babcock & Wilcox Co.* (Machinery-Diversified)	708	17,091
Ball Corp. (Packaging & Containers)	1,062	37,924
BE Aerospace, Inc.* (Aerospace/Defense)	590	22,839
Belden, Inc. (Electrical Components & Equipment)	354	11,781
Bemis Co., Inc. (Packaging & Containers)	708	21,297
Benchmark Electronics, Inc.* (Electronics)	354	4,768
Boeing Co. (Aerospace/Defense)	4,366	320,246
Brady Corp.—Class A (Electronics)	354	11,176
Broadridge Financial Solutions, Inc. (Software)	826	18,626
C.H. Robinson Worldwide, Inc. (Transportation)	1,062	74,106
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	354	15,682
Caterpillar, Inc. (Machinery-Construction & Mining)	3,776	342,106
Ceradyne, Inc.* (Miscellaneous Manufacturing)	118	3,160
Checkpoint Systems, Inc.* (Electronics)	236	2,582
Cintas Corp. (Textiles)	708	24,645
CLARCOR, Inc. (Miscellaneous Manufacturing)	354	17,696
Clean Harbors, Inc.* (Environmental Control)	354	22,560
Cognex Corp. (Machinery-Diversified)	236	8,446
Coinstar, Inc.* (Retail)	236	10,771
Con-way, Inc. (Transportation)	354	10,323
Convergys Corp.* (Commercial Services)	708	9,041
Cooper Industries PLC (Miscellaneous Manufacturing)	1,062	57,507
CoreLogic, Inc.* (Commercial Services)	708	9,154
Corrections Corp. of America* (Commercial Services)	708	14,422
CoStar Group, Inc.* (Commercial Services)	118	7,874
Crane Co. (Miscellaneous Manufacturing)	354	16,535
Crown Holdings, Inc.* (Packaging & Containers)	944	31,700
CSX Corp. (Transportation)	6,844	144,135
Cummins, Inc. (Machinery-Diversified)	1,180	103,864
Curtiss-Wright Corp. (Aerospace/Defense)	354	12,507
Danaher Corp. (Miscellaneous Manufacturing)	3,776	177,623
Deere & Co. (Machinery-Diversified)	2,714	209,928
Deluxe Corp. (Commercial Services)	354	8,057
Donaldson Co., Inc. (Miscellaneous Manufacturing)	472	32,134
Dover Corp. (Miscellaneous Manufacturing)	1,180	68,499
Eagle Materials, Inc. (Building Materials)	236	6,056
Eaton Corp. (Miscellaneous Manufacturing)	2,242	97,594
EMCOR Group, Inc. (Engineering & Construction)	472	12,654
Emerson Electric Co. (Electrical Components & Equipment)	4,838	225,402
EnerSys* (Electrical Components & Equipment)	354	9,193
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	118	3,396
Esterline Technologies Corp.* (Aerospace/Defense)	236	13,209
Euronet Worldwide, Inc.* (Commercial Services)	354	6,542
Exelis, Inc. (Aerospace/Defense)	1,180	10,679
Expeditors International of Washington, Inc. (Transportation)	1,416	57,999
Fastenal Co. (Distribution/Wholesale)	1,888	82,336
FedEx Corp. (Transportation)	1,888	157,667
FEI Co.* (Electronics)	236	9,624
Fidelity National Information Services, Inc. (Software)	1,652	43,927
Fiserv, Inc.* (Software)	944	55,451
Flextronics International, Ltd.* (Electronics)	4,838	27,383
FLIR Systems, Inc. (Electronics)	1,062	26,624
Flowserve Corp. (Machinery-Diversified)	354	35,159
Fluor Corp. (Engineering & Construction)	1,180	59,295
Fortune Brands Home & Security, Inc.* (Building Materials)	1,062	18,086
Forward Air Corp. (Transportation)	236	7,564
Foster Wheeler AG* (Engineering & Construction)	708	13,551
FTI Consulting, Inc.* (Commercial Services)	236	10,011
G & K Services, Inc. (Textiles)	118	3,435
Gardner Denver, Inc. (Machinery-Diversified)	354	27,279
GATX Corp. (Trucking & Leasing)	354	15,456
General Cable Corp.* (Electrical Components & Equipment)	354	8,854
General Dynamics Corp. (Aerospace/Defense)	1,888	125,382
General Electric Co. (Miscellaneous Manufacturing)	69,030	1,236,327
Genesee & Wyoming, Inc.—Class A* (Transportation)	236	14,297
Genpact, Ltd.* (Commercial Services)	708	10,585
Global Payments, Inc. (Commercial Services)	472	22,363
Goodrich Corp. (Aerospace/Defense)	826	102,176
Graco, Inc. (Machinery-Diversified)	354	14,475

See accompanying notes to the financial statements.

254 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
GrafTech International, Ltd.* (Electrical Components & Equipment)	826	$11,275
Granite Construction, Inc. (Engineering & Construction)	236	5,598
Greif, Inc.—Class A (Packaging & Containers)	118	5,375
Harsco Corp. (Miscellaneous Manufacturing)	472	9,714
Heartland Express, Inc. (Transportation)	354	5,059
Hexcel Corp.* (Miscellaneous Manufacturing)	590	14,284
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,720	256,532
Hub Group, Inc.—Class A* (Transportation)	236	7,653
Hubbell, Inc.—Class B (Electrical Components & Equipment)	354	23,668
Huntington Ingalls Industries, Inc.* (Shipbuilding)	354	11,073
IDEX Corp. (Machinery-Diversified)	590	21,895
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,714	126,771
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,006	61,123
IPG Photonics Corp.* (Telecommunications)	118	3,997
Iron Mountain, Inc. (Commercial Services)	1,062	32,710
Itron, Inc.* (Electronics)	236	8,442
ITT Corp. (Miscellaneous Manufacturing)	590	11,405
J.B. Hunt Transport Services, Inc. (Transportation)	590	26,591
Jabil Circuit, Inc. (Electronics)	1,298	25,519
Jack Henry & Associates, Inc. (Computers)	590	19,830
Jacobs Engineering Group, Inc.* (Engineering & Construction)	826	33,519
Joy Global, Inc. (Machinery-Construction & Mining)	708	53,079
Kaman Corp. (Aerospace/Defense)	118	3,224
Kansas City Southern Industries, Inc.* (Transportation)	708	48,151
Kaydon Corp. (Metal Fabricate/Hardware)	236	7,198
KBR, Inc. (Engineering & Construction)	944	26,309
Kennametal, Inc. (Hand/Machine Tools)	472	17,237
Kirby Corp.* (Transportation)	354	23,307
Knight Transportation, Inc. (Transportation)	354	5,537
L-3 Communications Holdings, Inc. (Aerospace/Defense)	708	47,209
Landstar System, Inc. (Transportation)	354	16,964
Lender Processing Services, Inc. (Commercial Services)	590	8,891
Lennox International, Inc. (Building Materials)	354	11,948
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	590	23,081
Littelfuse, Inc. (Electrical Components & Equipment)	118	5,072
Lockheed Martin Corp. (Aerospace/Defense)	1,652	133,647
Louisiana-Pacific Corp.* (Building Materials)	826	6,666
Manitowoc Co. (Machinery-Diversified)	826	7,591
Manpower, Inc. (Commercial Services)	590	21,092
ManTech International Corp.—Class A (Software)	118	3,686
Martin Marietta Materials (Building Materials)	354	26,695
Masco Corp. (Building Materials)	2,360	24,733
MDU Resources Group, Inc. (Electric)	1,180	25,323
MeadWestvaco Corp. (Forest Products & Paper)	1,062	31,807
Meritor, Inc.* (Auto Parts & Equipment)	590	3,139
Mettler Toledo International, Inc.* (Electronics)	236	34,860
Mine Safety Appliances Co. (Environmental Control)	236	7,816
Molex, Inc. (Electrical Components & Equipment)	472	11,262
Molex, Inc.—Class A (Electrical Components & Equipment)	472	9,336
Monster Worldwide, Inc.* (Commercial Services)	826	6,550
Moog, Inc.—Class A* (Aerospace/Defense)	236	10,367
MSC Industrial Direct Co.—Class A (Retail)	354	25,329
Mueller Industries, Inc. (Metal Fabricate/Hardware)	236	9,067
National Instruments Corp. (Electronics)	590	15,310
Navistar International Corp.* (Auto Manufacturers)	472	17,879
NeuStar, Inc.* (Telecommunications)	472	16,128
Nordson Corp. (Machinery-Diversified)	354	14,578
Norfolk Southern Corp. (Transportation)	2,242	163,352
Northrop Grumman Corp. (Aerospace/Defense)	1,534	89,708
Old Dominion Freight Line, Inc.* (Transportation)	354	14,348
Orbital Sciences Corp.* (Aerospace/Defense)	354	5,144
Oshkosh Truck Corp.* (Auto Manufacturers)	590	12,614
Owens Corning, Inc.* (Building Materials)	708	20,334
Owens-Illinois, Inc.* (Packaging & Containers)	1,062	20,582
PACCAR, Inc. (Auto Manufacturers)	2,360	88,429
Packaging Corp. of America (Packaging & Containers)	708	17,870
Pall Corp. (Miscellaneous Manufacturing)	708	40,462
Parker Hannifin Corp. (Miscellaneous Manufacturing)	944	71,980
Paychex, Inc. (Commercial Services)	2,124	63,954
Pentair, Inc. (Miscellaneous Manufacturing)	590	19,641
PerkinElmer, Inc. (Electronics)	708	14,160
PHH Corp.* (Commercial Services)	354	3,788
Plexus Corp.* (Electronics)	236	6,462
Precision Castparts Corp. (Metal Fabricate/Hardware)	944	155,562
Quanex Building Products Corp. (Building Materials)	236	3,545
Quanta Services, Inc.* (Commercial Services)	1,298	27,959
R.R. Donnelley & Sons Co. (Commercial Services)	1,180	17,027
Raytheon Co. (Aerospace/Defense)	2,242	108,468
Regal-Beloit Corp. (Hand/Machine Tools)	236	12,029
Republic Services, Inc. (Environmental Control)	2,006	55,265
Resources Connection, Inc. (Commercial Services)	236	2,499
Robbins & Myers, Inc. (Machinery-Diversified)	236	11,458
Robert Half International, Inc. (Commercial Services)	944	26,866
Rock-Tenn Co.—Class A (Packaging & Containers)	472	27,234
Rockwell Automation, Inc. (Machinery-Diversified)	944	69,261
Rockwell Collins, Inc. (Aerospace/Defense)	1,062	58,803
Roper Industries, Inc. (Machinery-Diversified)	590	51,253
Ryder System, Inc. (Transportation)	354	18,812
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	118	4,989
Sealed Air Corp. (Packaging & Containers)	1,298	22,339
Shaw Group, Inc.* (Engineering & Construction)	472	12,697
Sherwin-Williams Co. (Chemicals)	590	52,669
Silgan Holdings, Inc. (Packaging & Containers)	354	13,679
Simpson Manufacturing Co., Inc. (Building Materials)	236	7,944
Smith Corp. (Miscellaneous Manufacturing)	236	9,468

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 255

Common Stocks, continued

	Shares	Value
Sonoco Products Co. (Packaging & Containers)	708	$23,336
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	826	17,164
SPX Corp. (Miscellaneous Manufacturing)	354	21,336
Stericycle, Inc.* (Environmental Control)	590	45,973
TE Connectivity, Ltd. (Electronics)	2,832	87,254
Teekay Shipping Corp. (Transportation)	236	6,308
Teledyne Technologies, Inc.* (Aerospace/Defense)	236	12,945
TeleTech Holdings, Inc.* (Commercial Services)	236	3,823
Temple-Inland, Inc. (Packaging & Containers)	708	22,451
Terex Corp.* (Machinery-Construction & Mining)	708	9,565
Tetra Tech, Inc.* (Environmental Control)	354	7,643
Texas Industries, Inc. (Building Materials)	118	3,632
Textron, Inc. (Miscellaneous Manufacturing)	1,770	32,727
The Brink’s Co. (Miscellaneous Manufacturing)	354	9,516
The Corporate Executive Board Co. (Commercial Services)	236	8,992
The Geo Group, Inc.* (Commercial Services)	472	7,906
The Timken Co. (Metal Fabricate/Hardware)	472	18,271
The Valspar Corp. (Chemicals)	590	22,992
Thomas & Betts Corp.* (Electronics)	354	19,328
Toro Co. (Housewares)	236	14,316
Total System Services, Inc. (Commercial Services)	1,298	25,389
Towers Watson & Co.—Class A (Commercial Services)	354	21,215
TransDigm Group, Inc.* (Aerospace/Defense)	354	33,871
Trimble Navigation, Ltd.* (Electronics)	826	35,848
Trinity Industries, Inc. (Miscellaneous Manufacturing)	472	14,188
Triumph Group, Inc. (Aerospace/Defense)	236	13,794
TrueBlue, Inc.* (Commercial Services)	236	3,276
Tyco International, Ltd. (Miscellaneous Manufacturing)	3,068	143,306
Union Pacific Corp. (Transportation)	3,186	337,525
United Parcel Service, Inc.—Class B (Transportation)	4,838	354,093
United Rentals, Inc.* (Commercial Services)	354	10,461
United Stationers, Inc. (Distribution/Wholesale)	236	7,684
United Technologies Corp. (Aerospace/Defense)	5,192	379,483
Universal Display Corp.* (Electrical Components & Equipment)	236	8,659
URS Corp.* (Engineering & Construction)	472	16,577
USG Corp.* (Building Materials)	472	4,796
UTI Worldwide, Inc. (Transportation)	708	9,409
Valmont Industries, Inc. (Metal Fabricate/Hardware)	118	10,713
Veeco Instruments, Inc.* (Semiconductors)	236	4,909
Verisk Analytics, Inc.—Class A* (Commercial Services)	944	37,883
Vishay Intertechnology, Inc.* (Electronics)	944	8,487
VistaPrint N.V.* (Commercial Services)	236	7,222
Vulcan Materials Co. (Mining)	708	27,860
W.W. Grainger, Inc. (Distribution/Wholesale)	354	66,265
Wabtec Corp. (Machinery-Diversified)	354	24,762
Waste Connections, Inc. (Environmental Control)	708	23,463
Waste Management, Inc. (Environmental Control)	2,596	84,915
Watsco, Inc. (Distribution/Wholesale)	118	7,748
Werner Enterprises, Inc. (Transportation)	354	8,531
WESCO International, Inc.* (Distribution/Wholesale)	236	12,510
Woodward, Inc. (Electronics)	354	14,489
World Fuel Services Corp. (Retail)	472	19,815
Wright Express Corp.* (Commercial Services)	236	12,810
Xylem, Inc. (Machinery-Diversified)	1,180	30,314
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	354	12,666
TOTAL COMMON STOCKS (Cost $6,509,967)		10,759,950
TOTAL INVESTMENT SECURITIES (Cost $6,509,967)—100.6%		10,759,950
Net other assets (liabilities)—(0.6)%		(65,406)
NET ASSETS—100.0%		$10,694,544

*                 Non-income producing security

ProFund VP Industrials invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$1,538,879	14.5%
Auto Manufacturers	118,922	1.1%
Auto Parts & Equipment	3,139	NM
Building Materials	134,435	1.3%
Chemicals	75,661	0.7%
Commercial Services	662,063	6.2%
Computers	239,670	2.2%
Distribution/Wholesale	176,543	1.7%
Electric	25,323	0.2%
Electrical Components & Equipment	381,720	3.6%
Electronics	539,185	5.0%
Engineering & Construction	198,384	1.9%
Environmental Control	247,635	2.3%
Forest Products & Paper	31,807	0.3%
Hand/Machine Tools	52,347	0.5%
Housewares	14,316	0.1%
Iron/Steel	4,989	NM
Machinery-Construction & Mining	408,551	3.8%
Machinery-Diversified	685,372	6.4%
Media	8,616	0.1%
Metal Fabricate/Hardware	200,811	1.9%
Mining	27,860	0.3%
Miscellaneous Manufacturing	2,944,973	27.6%
Packaging & Containers	243,787	2.3%
Retail	55,915	0.5%
Semiconductors	4,909	NM
Shipbuilding	11,073	0.1%
Software	121,690	1.1%
Telecommunications	34,200	0.3%
Textiles	28,080	0.3%
Transportation	1,523,639	14.2%
Trucking & Leasing	15,456	0.1%
Other**	(65,406)	(0.6)%
Total	$10,694,544	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                       Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

256 :: ProFund VP Industrials :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$6,509,967
Securities, at value	10,759,950
Total Investment Securities, at value	10,759,950
Cash	846
Dividends receivable	24,020
Prepaid expenses	98
TOTAL ASSETS	10,784,914

LIABILITIES:
Payable for capital shares redeemed	62,324
Advisory fees payable	8,123
Management services fees payable	1,083
Administration fees payable	416
Administrative services fees payable	3,921
Distribution fees payable	2,979
Trustee fees payable	1
Transfer agency fees payable	670
Fund accounting fees payable	927
Compliance services fees payable	79
Other accrued expenses	9,847
TOTAL LIABILITIES	90,370
NET ASSETS	$10,694,544

NET ASSETS CONSIST OF:
Capital	$14,472,348
Accumulated net investment income (loss)	44,615
Accumulated net realized gains (losses) on investments	(8,072,402)
Net unrealized appreciation (depreciation) on investments	4,249,983
NET ASSETS	$10,694,544

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	296,494
Net Asset Value (offering and redemption price per share)	$36.07

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$354,738
Interest	11
TOTAL INVESTMENT INCOME	354,749

EXPENSES:
Advisory fees	139,539
Management services fees	18,605
Administration fees	7,891
Transfer agency fees	11,636
Administrative services fees	63,263
Distribution fees	46,513
Custody fees	28,968
Fund accounting fees	17,217
Trustee fees	397
Compliance services fees	181
Other fees	18,348
Total Gross Expenses before reductions	352,558
Less Expenses reduced by the Advisor	(39,991)
TOTAL NET EXPENSES	312,567
NET INVESTMENT INCOME (LOSS)	42,182

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(294,362)
Change in net unrealized appreciation/depreciation on investments	(1,237,945)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,532,307)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,490,125)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 257

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$42,182	$71,159
Net realized gains (losses) on investments	(294,362)	238,463
Change in net unrealized appreciation/depreciation on investments	(1,237,945)	2,506,772
Change in net assets resulting from operations	(1,490,125)	2,816,394
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(68,370)	(57,189)
Change in net assets resulting from distributions	(68,370)	(57,189)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	53,115,544	47,674,130
Dividends reinvested	68,370	57,189
Value of shares redeemed	(58,270,716)	(47,875,005)
Change in net assets resulting from capital transactions	(5,086,802)	(143,686)
Change in net assets	(6,645,297)	2,615,519
NET ASSETS:
Beginning of period	17,339,841	14,724,322
End of period	$10,694,544	$17,339,841
Accumulated net investment income (loss)	$44,615	$71,032
SHARE TRANSACTIONS:
Issued	1,411,451	1,470,238
Reinvested	1,728	1,793
Redeemed	(1,587,606)	(1,494,861)
Change in shares	(174,427)	(22,830)

See accompanying notes to the financial statements.

258 :: ProFund VP Industrials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$36.82	$29.82	$24.19	$41.84	$37.45

Investment Activities:
Net investment income (loss)(a)	0.09	0.13	0.18	0.14	0.02
Net realized and unrealized gains (losses) on investments	(0.74)	6.94	5.64	(16.76)	4.37
Total income (loss) from investment activities	(0.65)	7.07	5.82	(16.62)	4.39

Distributions to Shareholders From:
Net investment income	(0.10)	(0.07)	(0.19)	(0.02)	—
Net realized gains on investments	—	—	—	(1.01)	—
Total distributions	(0.10)	(0.07)	(0.19)	(1.03)	—

Net Asset Value, End of Period	$36.07	$36.82	$29.82	$24.19	$41.84

Total Return	(1.79)%	23.75%	24.10%	(40.49)%	11.72%

Ratios to Average Net Assets:
Gross expenses	1.90%	1.89%	2.11%	1.89%	1.84%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	0.23%	0.39%	0.69%	0.41%	0.04%

Supplemental Data:
Net assets, end of period (000’s)	$10,695	$17,340	$14,724	$8,756	$23,519
Portfolio turnover rate(b)	247%	238%	434%	422%	532%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Internet :: 259

ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -6.91%. For the same period, the Index had a total return of -5.11%(1) and a volatility of 29.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Internet	-6.91%	6.30%	11.09%
Dow Jones Internet Composite Index	-5.11%	8.10%	13.46%
S&P 500 Index	2.09%	-0.25%	3.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Internet	1.81%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.–Class A	10.6%
Amazon.com, Inc.	7.1%
eBay, Inc.	5.9%
Priceline.com, Inc.	5.3%
Yahoo!, Inc.	4.9%

Dow Jones Internet Composite Index — Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)       The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)       The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

260 :: ProFund VP Internet :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (101.2%)

	Shares	Value
Akamai Technologies, Inc.* (Internet)	4,719	$152,329
Allscripts Healthcare Solutions, Inc.* (Software)	6,045	114,492
Amazon.com, Inc.* (Internet)	1,833	317,292
Ariba, Inc.* (Software)	3,237	90,895
Blue Nile, Inc.* (Internet)	1,326	54,207
Check Point Software Technologies, Ltd.* (Software)	3,042	159,827
Concur Technologies, Inc.* (Software)	1,833	93,098
Constant Contact, Inc.* (Internet)	2,418	56,122
DealerTrack Holdings, Inc.* (Internet)	2,652	72,293
Digital River, Inc.* (Internet)	3,549	53,306
E*TRADE Financial Corp.* (Diversified Financial Services)	10,686	85,061
EarthLink, Inc. (Internet)	9,321	60,027
eBay, Inc.* (Internet)	8,814	267,329
Ebix, Inc. (Software)	2,847	62,919
Expedia, Inc. (Internet)	2,418	70,170
Google, Inc.—Class A* (Internet)	741	478,612
IAC/InterActiveCorp (Internet)	2,535	107,991
Internap Network Services Corp.* (Internet)	7,410	44,015
j2 Global, Inc. (Computers)	2,769	77,920
Juniper Networks, Inc.* (Telecommunications)	8,619	175,914
Monster Worldwide, Inc.* (Commercial Services)	9,009	71,441
Netflix, Inc.* (Internet)	1,638	113,497
NETGEAR, Inc.* (Telecommunications)	2,145	72,008
NIC, Inc. (Internet)	4,875	64,886
Priceline.com, Inc.* (Internet)	507	237,129
Quest Software, Inc.* (Software)	3,822	71,089
RealNetworks, Inc. (Internet)	4,524	33,930
Salesforce.com, Inc.* (Software)	1,638	166,191
Sapient Corp. (Internet)	6,396	80,590
Sonus Networks, Inc.* (Telecommunications)	20,475	49,140
TD Ameritrade Holding Corp. (Diversified Financial Services)	7,098	111,084
Tibco Software, Inc.* (Internet)	4,563	109,101
United Online, Inc. (Internet)	9,477	51,555
ValueClick, Inc.* (Internet)	4,719	76,872
VeriSign, Inc. (Internet)	3,978	142,094
VirnetX Holding Corp.* (Internet)	2,964	74,011
Vocus, Inc.* (Internet)	2,262	49,968
WebMD Health Corp.* (Internet)	2,574	96,654
Websense, Inc.* (Internet)	3,315	62,090
Yahoo!, Inc.* (Internet)	13,767	222,062
TOTAL COMMON STOCKS (Cost $1,829,830)		4,549,211

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $14,000	$14,000	$14,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,000)		14,000
TOTAL INVESTMENT SECURITIES (Cost $1,843,830)—101.5%		4,563,211
Net other assets (liabilities)—(1.5)%		(68,862)
NET ASSETS—100.0%		$4,494,349

*       Non-income producing security

(a)     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Internet invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Commercial Services	$71,441	1.6%
Computers	77,920	1.7%
Diversified Financial Services	196,145	4.4%
Internet	3,148,132	70.0%
Software	758,511	16.9%
Telecommunications	297,062	6.6%
Other**	(54,862)	(1.2)%
Total	$4,494,349	100.0%

**     Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Internet :: 261

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$1,843,830
Securities, at value	4,549,211
Repurchase agreements, at value	14,000
Total Investment Securities, at value	4,563,211
Cash	976
Dividends receivable	1,323
Prepaid expenses	43
TOTAL ASSETS	4,565,553

LIABILITIES:
Payable for capital shares redeemed	60,217
Advisory fees payable	3,052
Management services fees payable	407
Administration fees payable	187
Administrative services fees payable	1,615
Distribution fees payable	1,118
Transfer agency fees payable	302
Fund accounting fees payable	418
Compliance services fees payable	36
Other accrued expenses	3,852
TOTAL LIABILITIES	71,204
NET ASSETS	$4,494,349

NET ASSETS CONSIST OF:
Capital	$1,630,872
Accumulated net investment income (loss)	2,925
Accumulated net realized gains (losses) on investments	141,171
Net unrealized appreciation (depreciation) on investments	2,719,381
NET ASSETS	$4,494,349
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	81,834
Net Asset Value (offering and redemption price per share)	$54.92

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$22,382
Interest	11
TOTAL INVESTMENT INCOME	22,393

EXPENSES:
Advisory fees	64,300
Management services fees	8,573
Administration fees	3,669
Transfer agency fees	5,356
Administrative services fees	29,605
Distribution fees	21,433
Custody fees	4,790
Fund accounting fees	7,461
Trustee fees	189
Compliance services fees	76
Other fees	10,445
Total Gross Expenses before reductions	155,897
Less Expenses reduced by the Advisor	(11,865)
TOTAL NET EXPENSES	144,032
NET INVESTMENT INCOME (LOSS)	(121,639)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,672,078
Change in net unrealized appreciation/depreciation on investments	(2,849,114)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(177,036)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(298,675)

See accompanying notes to the financial statements.

262 :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(121,639)	$(92,165)
Net realized gains (losses) on investments	2,672,078	1,634,593
Change in net unrealized appreciation/depreciation on investments	(2,849,114)	770,771
Change in net assets resulting from operations	(298,675)	2,313,199

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(285,129)	(323,659)
Change in net assets resulting from distributions	(285,129)	(323,659)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,073,247	24,219,554
Dividends reinvested	285,129	323,659
Value of shares redeemed	(22,054,494)	(23,637,328)
Change in net assets resulting from capital transactions	(12,696,118)	905,885
Change in net assets	(13,279,922)	2,895,425

NET ASSETS:
Beginning of period	17,774,271	14,878,846
End of period	$4,494,349	$17,774,271
Accumulated net investment income (loss)	$2,925	$—

SHARE TRANSACTIONS:
Issued	149,475	468,641
Reinvested	4,640	6,856
Redeemed	(364,934)	(502,811)
Change in shares	(210,819)	(27,314)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Internet :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$60.73	$46.50	$26.23	$53.50	$48.95

Investment Activities:
Net investment income (loss)(a)	(0.86)	(0.48)	(0.58)	(0.64)	(0.80)
Net realized and unrealized gains (losses) on investments	(3.14)	16.40	20.85	(21.72)	5.79
Total income (loss) from investment activities	(4.00)	15.92	20.27	(22.36)	4.99

Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.44)
Net realized gains on investments	(1.81)	(1.69)	—	(4.91)	—
Total distributions	(1.81)	(1.69)	—	(4.91)	(0.44)

Net Asset Value, End of Period	$54.92	$60.73	$46.50	$26.23	$53.50

Total Return	(6.91)%	35.27%	77.28%	(44.83)%	10.19%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.81%	1.83%	1.79%	1.75%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(1.42)%	(0.95)%	(1.53)%	(1.42)%	(1.49)%

Supplemental Data:
Net assets, end of period (000’s)	$4,494	$17,774	$14,879	$2,438	$13,487
Portfolio turnover rate(b)	95%	233%	286%	270%	495%

(a)     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

264 :: ProFund VP Oil & Gas :: Management Discussion of Fund Performance

ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 2.25%. For the same period, the Index had a total return of 4.11%(1) and a volatility of 30.94%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Oil & Gas	2.25%	3.04%	9.21%
Dow Jones U.S. Oil & Gas Index	4.11%	4.82%	11.61%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Oil & Gas	1.77%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	15%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	22.9%
Chevron Corp.	12.0%
Schlumberger, Ltd.	5.2%
ConocoPhillips	5.1%
Occidental Petroleum Corp.	4.3%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)     The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)     1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)     The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Oil & Gas :: 265

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (85.3%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	19,497	$1,488,206
Apache Corp. (Oil & Gas)	14,841	1,344,298
Atwood Oceanics, Inc.* (Oil & Gas)	2,328	92,631
Baker Hughes, Inc. (Oil & Gas Services)	16,878	820,946
Berry Petroleum Co.—Class A (Oil & Gas)	2,037	85,595
Bill Barrett Corp.* (Oil & Gas)	1,746	59,486
Bristow Group, Inc. (Transportation)	1,455	68,952
Cabot Oil & Gas Corp. (Oil & Gas)	4,074	309,217
Cameron International Corp.* (Oil & Gas Services)	9,603	472,372
CARBO Ceramics, Inc. (Oil & Gas Services)	873	107,667
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,455	38,339
Chart Industries, Inc.* (Machinery-Diversified)	1,164	62,937
Chesapeake Energy Corp. (Oil & Gas)	25,608	570,802
Chevron Corp. (Oil & Gas)	77,988	8,297,923
Cimarex Energy Co. (Oil & Gas)	3,201	198,142
Cobalt International Energy, Inc.* (Oil & Gas)	5,820	90,326
Complete Production Services, Inc.* (Oil & Gas Services)	3,201	107,426
Comstock Resources, Inc.* (Oil & Gas)	1,746	26,714
Concho Resources, Inc.* (Oil & Gas)	4,074	381,937
ConocoPhillips (Oil & Gas)	48,015	3,498,853
Continental Resources, Inc.* (Oil & Gas)	2,328	155,301
Core Laboratories N.V. (Oil & Gas Services)	1,746	198,957
CVR Energy, Inc.* (Oil & Gas)	3,492	65,405
Denbury Resources, Inc.* (Oil & Gas)	15,714	237,281
Devon Energy Corp. (Oil & Gas)	15,423	956,226
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,619	144,726
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,910	145,238
Dril-Quip, Inc.* (Oil & Gas Services)	1,455	95,768
El Paso Corp. (Pipelines)	29,682	788,651
Energen Corp. (Oil & Gas)	2,910	145,500
EOG Resources, Inc. (Oil & Gas)	10,476	1,031,991
EQT Corp. (Oil & Gas)	5,820	318,878
EXCO Resources, Inc. (Oil & Gas)	5,820	60,819
Exterran Holdings, Inc.* (Oil & Gas Services)	2,619	23,833
Exxon Mobil Corp. (Oil & Gas)	186,240	15,785,702
First Solar, Inc.* (Energy-Alternate Sources)	2,037	68,769
FMC Technologies, Inc.* (Oil & Gas Services)	9,312	486,366
Forest Oil Corp.* (Oil & Gas)	4,365	59,146
GT Advanced Technologies, Inc.* (Semiconductors)	4,947	35,816
Halliburton Co. (Oil & Gas Services)	35,793	1,235,216
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,783	59,771
Helmerich & Payne, Inc. (Oil & Gas)	3,783	220,776
Hess Corp. (Oil & Gas)	11,931	677,681
HollyFrontier Corp. (Oil & Gas)	7,566	177,044
Key Energy Services, Inc.* (Oil & Gas Services)	5,820	90,035
Kinder Morgan, Inc. (Pipelines)	4,365	140,422
Lufkin Industries, Inc. (Oil & Gas Services)	1,164	78,349
Marathon Oil Corp. (Oil & Gas)	27,645	809,169
Marathon Petroleum Corp. (Oil & Gas)	13,677	455,307
McDermott International, Inc.* (Engineering & Construction)	9,021	103,832
McMoRan Exploration Co.* (Oil & Gas)	4,074	59,277
Murphy Oil Corp. (Oil & Gas)	7,566	421,729
Nabors Industries, Ltd.* (Oil & Gas)	11,058	191,746
National Oilwell Varco, Inc. (Oil & Gas Services)	16,296	1,107,965
Newfield Exploration Co.* (Oil & Gas)	5,238	197,630
Noble Corp. (Oil & Gas)	10,185	307,791
Noble Energy, Inc. (Oil & Gas)	6,984	659,220
Oasis Petroleum, Inc.* (Oil & Gas)	2,619	76,187
Occidental Petroleum Corp. (Oil & Gas)	31,428	2,944,804
Oceaneering International, Inc. (Oil & Gas Services)	4,074	187,934
OGE Energy Corp. (Electric)	3,783	214,534
Oil States International, Inc.* (Oil & Gas Services)	2,037	155,566
Parker Drilling Co.* (Oil & Gas)	4,656	33,384
Patterson-UTI Energy, Inc. (Oil & Gas)	6,111	122,098
Pioneer Natural Resources Co. (Oil & Gas)	4,656	416,619
Plains Exploration & Production Co.* (Oil & Gas)	5,529	203,025
QEP Resources, Inc. (Oil & Gas)	6,984	204,631
Quicksilver Resources, Inc.* (Oil & Gas)	4,656	31,242
Range Resources Corp. (Oil & Gas)	6,402	396,540
Rosetta Resources, Inc.* (Oil & Gas)	2,037	88,609
Rowan Cos., Inc.* (Oil & Gas)	4,947	150,042
SandRidge Energy, Inc.* (Oil & Gas)	14,841	121,103
Schlumberger, Ltd. (Oil & Gas Services)	52,380	3,578,078
SEACOR SMIT, Inc.* (Oil & Gas Services)	873	77,662
SM Energy Co. (Oil & Gas)	2,619	191,449
Southern Union Co. (Gas)	4,656	196,064
Southwestern Energy Co.* (Oil & Gas)	13,386	427,549
Sunoco, Inc. (Oil & Gas)	4,074	167,115
Superior Energy Services, Inc.* (Oil & Gas Services)	3,201	91,036
Swift Energy Co.* (Oil & Gas)	1,746	51,891
Tesoro Petroleum Corp.* (Oil & Gas)	5,529	129,157
TETRA Technologies, Inc.* (Oil & Gas Services)	2,910	27,179
The Williams Cos., Inc. (Pipelines)	22,698	749,488
Tidewater, Inc. (Transportation)	2,037	100,424
Transocean, Ltd. (Oil & Gas)	12,513	480,374
Ultra Petroleum Corp.* (Oil & Gas)	5,820	172,447
Unit Corp.* (Oil & Gas)	1,746	81,014
Valero Energy Corp. (Oil & Gas)	22,116	465,542
Weatherford International, Ltd.* (Oil & Gas Services)	29,100	426,024
Whiting Petroleum Corp.* (Oil & Gas)	4,656	217,389
TOTAL COMMON STOCKS (Cost $22,813,051)		58,896,302

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $199,000	$199,000	$199,000
TOTAL REPURCHASE AGREEMENTS (Cost $199,000)		199,000
TOTAL INVESTMENT SECURITIES (Cost $23,012,051)—85.6%		59,095,302
Net other assets (liabilities)—14.4%		9,965,264
NET ASSETS—100.0%		$69,060,566

*       Non-income producing security

(a)     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

266 :: ProFund VP Oil & Gas :: Financial Statements

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$10,198,776	$(1,224)

ProFund VP Oil & Gas invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Electric	$214,534	0.3%
Energy-Alternate Sources	68,769	0.1%
Engineering & Construction	103,832	0.2%
Gas	196,064	0.3%
Machinery-Diversified	62,937	0.1%
Oil & Gas	46,793,025	67.7%
Oil & Gas Services	9,573,388	13.9%
Pipelines	1,678,561	2.4%
Semiconductors	35,816	0.1%
Transportation	169,376	0.2%
Other**	10,164,264	14.7%
Total	$69,060,566	100.0%

**     Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 267

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$23,012,051
Securities, at value	58,896,302
Repurchase agreements, at value	199,000
Total Investment Securities, at value	59,095,302
Cash	738
Dividends and interest receivable	36,268
Receivable for capital shares issued	14,422
Receivable for investments sold	10,117,421
Prepaid expenses	459
TOTAL ASSETS	69,264,610

LIABILITIES:
Payable for capital shares redeemed	52,588
Unrealized loss on swap agreements	1,224
Advisory fees payable	14,793
Management services fees payable	1,972
Administration fees payable	2,709
Administrative services fees payable	27,921
Distribution fees payable	24,077
Trustee fees payable	5
Transfer agency fees payable	4,369
Fund accounting fees payable	6,045
Compliance services fees payable	514
Other accrued expenses	67,827
TOTAL LIABILITIES	204,044
NET ASSETS	$69,060,566

NET ASSETS CONSIST OF:
Capital	$35,640,529
Accumulated net investment income (loss)	76,393
Accumulated net realized gains (losses) on investments	(2,738,383)
Net unrealized appreciation (depreciation) on investments	36,082,027
NET ASSETS	$69,060,566
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,454,675
Net Asset Value (offering and redemption price per share)	$47.47

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,676,336
Interest	97
TOTAL INVESTMENT INCOME	1,676,433

EXPENSES:
Advisory fees	714,302
Management services fees	95,240
Administration fees	41,215
Transfer agency fees	60,928
Administrative services fees	296,988
Distribution fees	238,101
Custody fees	14,385
Fund accounting fees	83,078
Trustee fees	2,086
Compliance services fees	1,018
Printing fees	95,274
Other fees	90,878
Total Gross Expenses before reductions	1,733,493
Less Expenses reduced by the Advisor	(133,453)
TOTAL NET EXPENSES	1,600,040
NET INVESTMENT INCOME (LOSS)	76,393

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	9,727,051
Net realized gains (losses) on swap agreements	(179,911)
Change in net unrealized appreciation/depreciation on investments	(9,465,974)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	81,166
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$157,559

See accompanying notes to the financial statements.

268 :: ProFund VP Oil & Gas :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$76,393	$152,698
Net realized gains (losses) on investments	9,547,140	3,774,301
Change in net unrealized appreciation/depreciation on investments	(9,465,974)	7,507,781
Change in net assets resulting from operations	157,559	11,434,780

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(152,698)	(304,297)
Change in net assets resulting from distributions	(152,698)	(304,297)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	96,654,900	94,253,258
Dividends reinvested	152,698	304,297
Value of shares redeemed	(125,506,933)	(90,539,744)
Change in net assets resulting from capital transactions	(28,699,335)	4,017,811
Change in net assets	(28,694,474)	15,148,294

NET ASSETS:
Beginning of period	97,755,040	82,606,746
End of period	$69,060,566	$97,755,040
Accumulated net investment income (loss)	$76,393	$152,698

SHARE TRANSACTIONS:
Issued	1,916,163	2,295,149
Reinvested	2,836	7,682
Redeemed	(2,566,867)	(2,284,080)
Change in shares	(647,868)	18,751

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$46.49	$39.64	$38.84	$66.69	$51.51

Investment Activities:
Net investment income (loss)(a)	0.04	0.08	0.15	(0.15)	(0.17)
Net realized and unrealized gains (losses) on investments	1.00	6.93	5.73	(23.29)	16.79
Total income (loss) from investment activities	1.04	7.01	5.88	(23.44)	16.62

Distributions to Shareholders From:
Net investment income	(0.06)	(0.16)	—	—	—
Net realized gains on investments	—	—	(5.08)	(4.41)	(1.44)
Total distributions	(0.06)	(0.16)	(5.08)	(4.41)	(1.44)

Net Asset Value, End of Period	$47.47	$46.49	$39.64	$38.84	$66.69

Total Return	2.25%	17.76%	15.50%	(36.95)%	32.48%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.77%	1.81%	1.73%	1.71%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	0.08%	0.21%	0.39%	(0.25)%	(0.30)%

Supplemental Data:
Net assets, end of period (000’s)	$69,061	$97,755	$82,607	$66,675	$194,871
Portfolio turnover rate(b)	73%	89%	109%	147%	180%

(a)     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

270 :: ProFund VP Pharmaceuticals :: Management Discussion of Fund Performance

ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 16.13%. For the same period, the Index had a total return of 18.64%(1) and a volatility of 17.76%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Pharmaceuticals	16.13%	2.35%	0.06%
Dow Jones U.S. Pharmaceuticals Index	18.64%	4.29%	2.06%
S&P 500 Index	2.09%	-0.25%	3.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Pharmaceuticals	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	43%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	13.6%
Pfizer, Inc.	12.6%
Merck & Co., Inc.	8.8%
Abbott Laboratories	6.6%
Bristol-Myers Squibb Co.	4.6%

Dow Jones U.S. Pharmaceuticals Index — Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)          The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Pharmaceuticals :: 271

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (56.6%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	31,746	$1,785,078
Alkermes PLC* (Pharmaceuticals)	1,998	34,685
Allergan, Inc. (Pharmaceuticals)	6,216	545,392
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	888	17,698
Bristol-Myers Squibb Co. (Pharmaceuticals)	34,854	1,228,255
Eli Lilly & Co. (Pharmaceuticals)	19,980	830,369
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,442	84,322
Forest Laboratories, Inc.* (Pharmaceuticals)	5,106	154,508
Hospira, Inc.* (Healthcare-Products)	3,330	101,132
Impax Laboratories, Inc.* (Pharmaceuticals)	1,332	26,866
Johnson & Johnson (Healthcare-Products)	55,722	3,654,249
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,332	44,289
Medivation, Inc.* (Pharmaceuticals)	666	30,709
Merck & Co., Inc. (Pharmaceuticals)	62,604	2,360,171
Mylan Laboratories, Inc.* (Pharmaceuticals)	8,658	185,801
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	666	21,798
Perrigo Co. (Pharmaceuticals)	1,776	172,805
Pfizer, Inc. (Pharmaceuticals)	156,288	3,382,072
Pharmasset, Inc.* (Pharmaceuticals)	1,554	199,223
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,110	46,154
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,110	53,113
Theravance, Inc.* (Pharmaceuticals)	1,554	34,343
ViroPharma, Inc.* (Pharmaceuticals)	1,332	36,483
Warner Chilcott PLC—Class A* (Pharmaceuticals)	3,552	53,742
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,664	160,746
TOTAL COMMON STOCKS (Cost $12,339,717)		15,244,003

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $14,000	$14,000	$14,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,000)		14,000
TOTAL INVESTMENT SECURITIES (Cost $12,353,717)—56.7%		15,258,003
Net other assets (liabilities)—43.3%		11,647,859
NET ASSETS—100.0%		$26,905,862

*                 Non-income producing security

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$11,698,596	$(1,404)

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Healthcare-Products	$3,755,381	14.0%
Pharmaceuticals	11,488,622	42.6%
Other**	11,661,859	43.4%
Total	$26,905,862	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

272 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$12,353,717
Securities, at value	15,244,003
Repurchase agreements, at value	14,000
Total Investment Securities, at value	15,258,003
Cash	420
Dividends receivable	36,428
Receivable for capital shares issued	27,675
Receivable for investments sold	11,739,428
Prepaid expenses	24
TOTAL ASSETS	27,061,978

LIABILITIES:
Payable for capital shares redeemed	116,285
Unrealized loss on swap agreements	1,404
Advisory fees payable	11,198
Management services fees payable	1,493
Administration fees payable	867
Administrative services fees payable	7,758
Distribution fees payable	6,294
Trustee fees payable	2
Transfer agency fees payable	1,398
Fund accounting fees payable	1,934
Compliance services fees payable	113
Other accrued expenses	7,370
TOTAL LIABILITIES	156,116
NET ASSETS	$26,905,862

NET ASSETS CONSIST OF:
Capital	$29,106,905
Accumulated net investment income (loss)	225,615
Accumulated net realized gains (losses) on investments	(5,329,540)
Net unrealized appreciation (depreciation) on investments	2,902,882
NET ASSETS	$26,905,862

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,074,265
Net Asset Value (offering and redemption price per share)	$25.05

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$442,915
Interest	18
TOTAL INVESTMENT INCOME	442,933

EXPENSES:
Advisory fees	97,017
Management services fees	12,935
Administration fees	5,195
Transfer agency fees	7,876
Administrative services fees	40,876
Distribution fees	32,339
Custody fees	3,665
Fund accounting fees	10,903
Trustee fees	237
Compliance services fees	209
Other fees	21,379
Total Gross Expenses before reductions	232,631
Less Expenses reduced by the Advisor	(15,313)
TOTAL NET EXPENSES	217,318
NET INVESTMENT INCOME (LOSS)	225,615

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(574,936)
Net realized gains (losses) on swap agreements	(229)
Change in net unrealized appreciation/depreciation on investments	1,597,565
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,022,400
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,248,015

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 273

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$225,615	$152,879
Net realized gains (losses) on investments	(575,165)	213,507
Change in net unrealized appreciation/depreciation on investments	1,597,565	(474,719)
Change in net assets resulting from operations	1,248,015	(108,333)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(152,879)	(399,470)
Change in net assets resulting from distributions	(152,879)	(399,470)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	47,095,604	22,544,508
Dividends reinvested	152,879	399,470
Value of shares redeemed	(28,322,440)	(28,673,555)
Change in net assets resulting from capital transactions	18,926,043	(5,729,577)
Change in net assets	20,021,179	(6,237,380)
NET ASSETS:
Beginning of period	6,884,683	13,122,063
End of period	$26,905,862	$6,884,683
Accumulated net investment income (loss)	$225,615	$152,879
SHARE TRANSACTIONS:
Issued	1,987,907	1,017,568
Reinvested	6,959	17,970
Redeemed	(1,232,225)	(1,295,709)
Change in shares	762,641	(260,171)

See accompanying notes to the financial statements.

274 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$22.09	$22.95	$20.17	$25.47	$25.27

Investment Activities:
Net investment income (loss)(a)	0.41	0.39	0.52	0.44	0.32
Net realized and unrealized gains (losses) on investments	3.08	(0.27)	2.83	(5.37)	0.26
Total income (loss) from investment activities	3.49	0.12	3.35	(4.93)	0.58

Distributions to Shareholders From:
Net investment income	(0.53)	(0.98)	(0.57)	(0.37)	(0.38)

Net Asset Value, End of Period	$25.05	$22.09	$22.95	$20.17	$25.47

Total Return	16.13%	0.48%	16.90%	(19.51)%	2.32%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.78%	1.80%	1.77%	1.73%
Net expenses	1.68%	1.68%	1.65%	1.63%	1.63%
Net investment income (loss)	1.74%	1.78%	2.66%	1.99%	1.22%

Supplemental Data:
Net assets, end of period (000’s)	$26,906	$6,885	$13,122	$12,124	$12,511
Portfolio turnover rate(b)	411%	360%	508%	579%	443%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Precious Metals :: 275

ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -19.21%. For the same period, the Index had a return of -17.35%(1) and a volatility of 30.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Precious Metals	-19.21%	4.27%	7.74%
Dow Jones Precious Metals Index	-17.35%	6.61%	10.67%
S&P 500 Index	2.09%	-0.25%	3.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Precious Metals	1.76%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)          Prior to June 19, 2004, the Index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold & Silver Index. This Index measured the performance of the gold and silver mining industry of the global equity market. Component companies included companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls. The Philadelphia Stock Exchange Gold and Silver Index represents performance from May 1, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.

(4)          The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

276 :: ProFund VP Precious Metals :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (101.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $104,803,000	$104,803,000	$104,803,000
TOTAL REPURCHASE AGREEMENTS (Cost $104,803,000)		104,803,000
TOTAL INVESTMENT SECURITIES (Cost $104,803,000)—101.6%		104,803,000
Net other assets (liabilities)—(1.6)%		(1,643,634)
NET ASSETS—100.0%		$103,159,366

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $25,707,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$58,579,881	$(1,419,166)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	44,538,399	(1,066,555)
		$(2,485,721)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Precious Metals :: 277

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$104,803,000
Repurchase agreements, at value	104,803,000
Total Investment Securities, at value	104,803,000
Cash	255
Receivable for capital shares issued	2,397,475
Prepaid expenses	553
TOTAL ASSETS	107,201,283

LIABILITIES:
Unrealized loss on swap agreements	2,485,721
Payable for capital shares redeemed	1,308,262
Advisory fees payable	48,541
Management services fees payable	6,472
Administration fees payable	4,335
Administrative services fees payable	46,841
Distribution fees payable	36,603
Trustee fees payable	8
Transfer agency fees payable	6,990
Fund accounting fees payable	9,673
Compliance services fees payable	876
Other accrued expenses	87,595
TOTAL LIABILITIES	4,041,917
NET ASSETS	$103,159,366

NET ASSETS CONSIST OF:
Capital	$129,368,242
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(23,723,155)
Net unrealized appreciation (depreciation) on investments	(2,485,721)
NET ASSETS	$103,159,366

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,322,936
Net Asset Value (offering and redemption price per share)	$44.41

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$51,290

EXPENSES:
Advisory fees	1,039,584
Management services fees	138,610
Administration fees	60,960
Transfer agency fees	90,605
Administrative services fees	452,946
Distribution fees	346,528
Custody fees	11,888
Fund accounting fees	123,007
Trustee fees	3,173
Compliance services fees	1,552
Other fees	213,027
Total Gross Expenses before reductions	2,481,880
Less Expenses reduced by the Advisor	(153,213)
TOTAL NET EXPENSES	2,328,667
NET INVESTMENT INCOME (LOSS)	(2,277,377)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(113,278)
Net realized gains (losses) on swap agreements	(23,609,877)
Change in net unrealized appreciation/depreciation on investments	(6,185,728)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(29,908,883)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,186,260)

See accompanying notes to the financial statements.

278 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,277,377)	$(2,125,942)
Net realized gains (losses) on investments	(23,723,155)	33,841,057
Change in net unrealized appreciation/depreciation on investments	(6,185,728)	6,365,638
Change in net assets resulting from operations	(32,186,260)	38,080,753
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,375,651)	—
Change in net assets resulting from distributions	(2,375,651)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	177,417,886	145,664,181
Dividends reinvested	2,375,651	—
Value of shares redeemed	(216,807,659)	(140,116,859)
Change in net assets resulting from capital transactions	(37,014,122)	5,547,322
Change in net assets	(71,576,033)	43,628,075
NET ASSETS:
Beginning of period	174,735,399	131,107,324
End of period	$103,159,366	$174,735,399
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	3,526,292	3,163,121
Reinvested	46,183	—
Redeemed	(4,379,115)	(3,154,783)
Change in shares	(806,640)	8,338

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Precious Metals :: 279

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$55.83	$42.00		$31.27	$51.82	$43.80

Investment Activities:
Net investment income (loss)(a)	(0.83)	(0.71)		(0.58)	0.31	1.57
Net realized and unrealized gains (losses) on investments	(9.79)	14.54		11.62	(15.95)	8.11
Total income (loss) from investment activities	(10.62)	13.83		11.04	(15.64)	9.68

Distributions to Shareholders From:
Net investment income	—	—		(0.31)	(1.53)	(1.66)
Net realized gains on investments	(0.80)	—		—	(3.38)	—
Total distributions	(0.80)	—		(0.31)	(4.91)	(1.66)

Net Asset Value, End of Period	$44.41	$55.83		$42.00	$31.27	$51.82

Total Return	(19.21)%	32.93%		35.33%	(30.76)%	22.46%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.76%		1.80%	1.71%	1.70%
Net expenses	1.68%	1.68%		1.67%	1.63%	1.63%
Net investment income (loss)	(1.64)%	(1.56)%		(1.57)%	0.68%	3.41%

Supplemental Data:
Net assets, end of period (000’s)	$103,159	$174,735		$131,107	$91,604	$162,242
Portfolio turnover rate(b)	—	694	%(c)	—	—	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)          Changes in the portfolio turnover rate are primarily driven by timing of purchases and sale of long-term treasuries.

See accompanying notes to the financial statements.

280 :: ProFund VP Real Estate :: Management Discussion of Fund Performance

ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 4.75%. For the same period, the Index had a total return of 6.05%(1) and a volatility of 28.67%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITS”) that invest in apartments, office and retail properties. REITS are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Real Estate	4.75%	-4.63%	6.57%
Dow Jones U.S. Real Estate Index	6.05%	-2.89%	9.10%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Real Estate	1.83%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	8.8%
American Tower Corp.	5.5%
Public Storage, Inc.	4.4%
Equity Residential	3.9%
HCP, Inc.	3.9%

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)          The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Real Estate :: 281

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.4%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	1,980	$136,561
American Campus Communities, Inc. (REIT)	2,250	94,410
American Capital Agency Corp. (REIT)	7,200	202,176
American Tower Corp. (Telecommunications)	12,780	766,928
Annaly Mortgage Management, Inc. (REIT)	31,590	504,176
Apartment Investment and Management Co.—Class A (REIT)	3,960	90,724
AvalonBay Communities, Inc. (REIT)	3,060	399,636
BioMed Realty Trust, Inc. (REIT)	4,950	89,496
Boston Properties, Inc. (REIT)	4,770	475,092
Brandywine Realty Trust (REIT)	4,410	41,895
BRE Properties, Inc.—Class A (REIT)	2,430	122,666
Brookfield Properties Corp. (Real Estate)	8,460	132,314
Camden Property Trust (REIT)	2,340	145,642
CBL & Associates Properties, Inc. (REIT)	4,590	72,063
CBRE Group, Inc.—Class A* (Real Estate)	9,540	145,199
Chimera Investment Corp. (REIT)	33,480	84,035
Colonial Properties Trust (REIT)	2,880	60,077
CommonWealth REIT (REIT)	2,701	44,940
Corporate Office Properties Trust (REIT)	2,340	49,748
DCT Industrial Trust, Inc. (REIT)	8,010	41,011
DDR Corp. (REIT)	7,380	89,815
DiamondRock Hospitality Co. (REIT)	5,490	52,924
Digital Realty Trust, Inc. (REIT)	3,420	228,011
Douglas Emmett, Inc. (REIT)	4,140	75,514
Duke Realty Corp. (REIT)	8,190	98,690
DuPont Fabros Technology, Inc. (REIT)	2,070	50,135
EastGroup Properties, Inc. (REIT)	900	39,132
Entertainment Properties Trust (REIT)	1,530	66,876
Equity Lifestyle Properties, Inc. (REIT)	1,260	84,029
Equity Residential (REIT)	9,630	549,199
Essex Property Trust, Inc. (REIT)	1,080	151,751
Extra Space Storage, Inc. (REIT)	3,060	74,144
Federal Realty Investment Trust (REIT)	1,980	179,685
Forest City Enterprises, Inc.—Class A* (Real Estate)	4,320	51,062
Franklin Street Properties Corp. (REIT)	2,430	24,179
General Growth Properties, Inc. (REIT)	12,510	187,900
Hatteras Financial Corp. (REIT)	2,430	64,079
HCP, Inc. (REIT)	13,230	548,119
Health Care REIT, Inc. (REIT)	6,210	338,631
Healthcare Realty Trust, Inc. (REIT)	2,520	46,847
Highwoods Properties, Inc. (REIT)	2,340	69,428
Home Properties, Inc. (REIT)	1,530	88,082
Hospitality Properties Trust (REIT)	4,050	93,069
Host Hotels & Resorts, Inc. (REIT)	22,950	338,971
Invesco Mortgage Capital, Inc. (REIT)	3,780	53,109
Jones Lang LaSalle, Inc. (Real Estate)	1,440	88,214
Kilroy Realty Corp. (REIT)	1,890	71,952
Kimco Realty Corp. (REIT)	13,230	214,855
LaSalle Hotel Properties (REIT)	2,790	67,546
Lexington Realty Trust (REIT)	4,500	33,705
Liberty Property Trust (REIT)	3,690	113,947
Mack-Cali Realty Corp. (REIT)	2,790	74,465
MFA Financial, Inc. (REIT)	11,610	78,019
Mid-America Apartment Communities, Inc. (REIT)	1,170	73,184
National Retail Properties, Inc. (REIT)	3,150	83,097
OMEGA Healthcare Investors, Inc. (REIT)	3,330	64,436
Piedmont Office Realty Trust, Inc.—Class A (REIT)	5,580	95,083
Plum Creek Timber Co., Inc. (Forest Products & Paper)	5,310	194,134
Post Properties, Inc. (REIT)	1,620	70,826
Potlatch Corp. (REIT)	1,260	39,199
Prologis, Inc. (REIT)	14,940	427,135
Public Storage, Inc. (REIT)	4,590	617,171
Rayonier, Inc. (REIT)	3,960	176,735
Realty Income Corp. (REIT)	4,320	151,027
Redwood Trust, Inc. (REIT)	2,340	23,821
Regency Centers Corp. (REIT)	2,970	111,731
Senior Housing Properties Trust (REIT)	5,310	119,156
Simon Property Group, Inc. (REIT)	9,540	1,230,088
SL Green Realty Corp. (REIT)	2,790	185,926
St. Joe Co.* (Real Estate)	2,970	43,540
Starwood Property Trust, Inc. (REIT)	3,060	56,641
Sunstone Hotel Investors, Inc.* (REIT)	3,870	31,541
Tanger Factory Outlet Centers, Inc. (REIT)	2,790	81,803
Taubman Centers, Inc. (REIT)	1,890	117,369
The Howard Hughes Corp.* (Real Estate)	810	35,778
The Macerich Co. (REIT)	4,320	218,592
UDR, Inc. (REIT)	7,110	178,461
Ventas, Inc. (REIT)	8,550	471,361
Vornado Realty Trust (REIT)	6,030	463,466
Washington REIT (REIT)	2,160	59,076
Weingarten Realty Investors (REIT)	3,960	86,407
Weyerhaeuser Co. (REIT)	17,370	324,298
TOTAL COMMON STOCKS (Cost $6,646,564)		13,915,955

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $28,000	$28,000	$28,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,000)		28,000
TOTAL INVESTMENT SECURITIES (Cost $6,674,564)—99.6%		13,943,955
Net other assets (liabilities)—0.4%		54,194
NET ASSETS—100.0%		$13,998,149

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Real Estate invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Forest Products & Paper	$194,134	1.4%
REIT	12,458,786	89.0%
Real Estate	496,107	3.5%
Telecommunications	766,928	5.5%
Other**	82,194	0.6%
Total	$13,998,149	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

282 :: ProFund VP Real Estate :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$6,674,564
Securities, at value	13,915,955
Repurchase agreements, at value	28,000
Total Investment Securities, at value	13,943,955
Cash	2,018
Dividends receivable	77,408
Receivable for capital shares issued	1,236
Receivable for investments sold	309,175
Prepaid expenses	73
TOTAL ASSETS	14,333,865

LIABILITIES:
Payable for capital shares redeemed	303,207
Advisory fees payable	11,415
Management services fees payable	1,522
Administration fees payable	533
Administrative services fees payable	4,346
Distribution fees payable	3,330
Trustee fees payable	1
Transfer agency fees payable	860
Fund accounting fees payable	1,190
Compliance services fees payable	110
Other accrued expenses	9,202
TOTAL LIABILITIES	335,716
NET ASSETS	$13,998,149

NET ASSETS CONSIST OF:
Capital	$13,954,333
Accumulated net investment income (loss)	255,899
Accumulated net realized gains (losses) on investments	(7,481,474)
Net unrealized appreciation (depreciation) on investments	7,269,391
NET ASSETS	$13,998,149

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	309,579
Net Asset Value (offering and redemption price per share)	$45.22

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$579,375
Interest	10
TOTAL INVESTMENT INCOME	579,385

EXPENSES:
Advisory fees	144,413
Management services fees	19,255
Administration fees	8,318
Transfer agency fees	12,346
Administrative services fees	65,802
Distribution fees	48,138
Custody fees	9,653
Fund accounting fees	17,284
Trustee fees	433
Compliance services fees	231
Other fees	14,507
Total Gross Expenses before reductions	340,380
Less Expenses reduced by the Advisor	(16,894)
TOTAL NET EXPENSES	323,486
NET INVESTMENT INCOME (LOSS)	255,899

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,922,413
Change in net unrealized appreciation/depreciation on investments	(2,409,563)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(487,150)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(231,251)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Real Estate :: 283

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$255,899	$323,453
Net realized gains (losses) on investments	1,922,413	(140,612)
Change in net unrealized appreciation/depreciation on investments	(2,409,563)	3,001,942
Change in net assets resulting from operations	(231,251)	3,184,783
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(661,759)
Return of capital	—	(143,178)
Change in net assets resulting from distributions	—	(804,937)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	35,374,053	72,651,765
Dividends reinvested	—	804,937
Value of shares redeemed	(39,678,626)	(75,887,423)
Change in net assets resulting from capital transactions	(4,304,573)	(2,430,721)
Change in net assets	(4,535,824)	(50,875)
NET ASSETS:
Beginning of period	18,533,973	18,584,848
End of period	$13,998,149	$18,533,973
Accumulated net investment income (loss)	$255,899	$—
SHARE TRANSACTIONS:
Issued	773,775	1,833,045
Reinvested	—	20,307
Redeemed	(893,564)	(1,940,605)
Change in shares	(119,789)	(87,253)

See accompanying notes to the financial statements.

284 :: ProFund VP Real Estate :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$43.17	$35.97	$28.71	$49.44	$65.64

Investment Activities:
Net investment income (loss)(a)	0.60	0.56	0.89	0.86	0.07
Net realized and unrealized gains (losses) on investments	1.45 (b)	8.17	7.08	(21.04)	(12.64)
Total income (loss) from investment activities	2.05	8.73	7.97	(20.18)	(12.57)

Distributions to Shareholders From:
Net investment income	—	(1.26)	(0.71)	—	(0.89)
Return of capital	—	(0.27)	—	—	—
Net realized gains on investments	—	—	—	(0.55)	(2.74)
Total distributions	—	(1.53)	(0.71)	(0.55)	(3.63)

Net Asset Value, End of Period	$45.22	$43.17	$35.97	$28.71	$49.44

Total Return	4.75%	24.69%	27.90%	(41.25)%	(19.61)%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.83%	1.88%	1.79%	1.73%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	1.33%	1.41%	3.10%	1.90%	0.11%

Supplemental Data:
Net assets, end of period (000’s)	$13,998	$18,534	$18,585	$12,752	$28,804
Portfolio turnover rate(c)	165%	289%	432%	418%	603%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Semiconductor :: 285

ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -3.90%. For the same period, the Index had a return of -2.72%(1) and a volatility of 28.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Semiconductor from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Semiconductor	-3.90%	-0.97%	-3.36%
Dow Jones U.S. Semiconductors Index	-2.72%	0.64%	-1.31%
S&P 500 Index	2.09%	-0.25%	3.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Semiconductor	1.96%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	43%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	21.1%
Texas Instruments, Inc.	5.7%
Applied Materials, Inc.	2.4%
Broadcom Corp.—Class A	2.4%
Altera Corp.	2.0%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductor Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)          The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

286 :: ProFund VP Semiconductor :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (57.8%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	1,650	$8,910
Altera Corp. (Semiconductors)	924	34,280
Analog Devices, Inc. (Semiconductors)	858	30,699
Applied Materials, Inc. (Semiconductors)	3,828	40,998
Atmel Corp.* (Semiconductors)	1,254	10,157
ATMI, Inc.* (Semiconductors)	99	1,983
Broadcom Corp.—Class A (Semiconductors)	1,386	40,693
Cabot Microelectronics Corp.* (Semiconductors)	66	3,119
Cavium, Inc.* (Semiconductors)	132	3,753
Cree Research, Inc.* (Semiconductors)	330	7,273
Cymer, Inc.* (Electronics)	66	3,284
Cypress Semiconductor Corp. (Semiconductors)	462	7,803
Fairchild Semiconductor International, Inc.* (Semiconductors)	363	4,371
Hittite Microwave Corp.* (Semiconductors)	66	3,259
Integrated Device Technology, Inc.* (Semiconductors)	429	2,342
Intel Corp. (Semiconductors)	14,718	356,912
InterDigital, Inc. (Telecommunications)	132	5,751
International Rectifier Corp.* (Semiconductors)	198	3,845
Intersil Corp.—Class A (Semiconductors)	363	3,790
KLA -Tencor Corp. (Semiconductors)	495	23,884
Lam Research Corp.* (Semiconductors)	363	13,438
Linear Technology Corp. (Semiconductors)	627	18,829
LSI Logic Corp.* (Semiconductors)	1,650	9,818
Marvell Technology Group, Ltd.* (Semiconductors)	1,485	20,567
Maxim Integrated Products, Inc. (Semiconductors)	858	22,342
MEMC Electronic Materials, Inc.* (Semiconductors)	660	2,600
Microchip Technology, Inc. (Semiconductors)	561	20,549
Micron Technology, Inc.* (Semiconductors)	2,508	15,775
Microsemi Corp.* (Semiconductors)	264	4,422
Netlogic Microsystems, Inc.* (Semiconductors)	198	9,815
Novellus Systems, Inc.* (Semiconductors)	198	8,175
NVIDIA Corp.* (Semiconductors)	1,716	23,784
OmniVision Technologies, Inc.* (Semiconductors)	165	2,019
ON Semiconductor Corp.* (Semiconductors)	1,287	9,936
PMC-Sierra, Inc.* (Semiconductors)	660	3,637
Rambus, Inc.* (Semiconductors)	297	2,242
RF Micro Devices, Inc.* (Telecommunications)	792	4,277
SanDisk Corp.* (Computers)	693	34,103
Semtech Corp.* (Semiconductors)	198	4,914
Silicon Laboratories, Inc.* (Semiconductors)	132	5,731
Skyworks Solutions, Inc.* (Semiconductors)	528	8,564
Teradyne, Inc.* (Semiconductors)	528	7,197
Tessera Technologies, Inc.* (Semiconductors)	132	2,211
Texas Instruments, Inc. (Semiconductors)	3,300	96,063
TriQuint Semiconductor, Inc.* (Semiconductors)	462	2,250
Xilinx, Inc. (Semiconductors)	759	24,334
TOTAL COMMON STOCKS (Cost $429,256)		974,698

Repurchase Agreements(a) (0.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $16,000	$16,000	$16,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,000)		16,000
TOTAL INVESTMENT SECURITIES (Cost $445,256)—58.7%		990,698
Net other assets (liabilities)—41.3%		697,947
NET ASSETS—100.0%		$1,688,645

*                 Non-income producing security

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$729,912	$(88)

ProFund VP Semiconductor invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Computers	$34,103	2.0%
Electronics	3,284	0.2%
Semiconductors	927,283	55.0%
Telecommunications	10,028	0.6%
Other**	713,947	42.2%
Total	$1,688,645	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Semiconductor :: 287

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$445,256
Securities, at value	974,698
Repurchase agreements, at value	16,000
Total Investment Securities, at value	990,698
Cash	165
Dividends and interest receivable	23
Receivable for capital shares issued	1,800
Receivable for investments sold	738,246
Prepaid expenses	21
TOTAL ASSETS	1,730,953

LIABILITIES:
Payable for capital shares redeemed	37,203
Unrealized loss on swap agreements	88
Advisory fees payable	1,320
Management services fees payable	176
Administration fees payable	79
Administrative services fees payable	702
Distribution fees payable	481
Transfer agency fees payable	128
Fund accounting fees payable	176
Compliance services fees payable	13
Other accrued expenses	1,942
TOTAL LIABILITIES	42,308
NET ASSETS	$1,688,645

NET ASSETS CONSIST OF:
Capital	$4,280,603
Accumulated net investment income (loss)	7,781
Accumulated net realized gains (losses) on investments	(3,145,093)
Net unrealized appreciation (depreciation) on investments	545,354
NET ASSETS	$1,688,645

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	87,989
Net Asset Value (offering and redemption price per share)	$19.19

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$59,433
Interest	3
TOTAL INVESTMENT INCOME	59,436

EXPENSES:
Advisory fees	22,319
Management services fees	2,976
Administration fees	1,280
Transfer agency fees	1,883
Administrative services fees	10,280
Distribution fees	7,440
Custody fees	7,396
Fund accounting fees	2,848
Trustee fees	68
Compliance services fees	25
Other fees	2,981
Total Gross Expenses before reductions	59,496
Less Expenses reduced by the Advisor	(9,501)
TOTAL NET EXPENSES	49,995
NET INVESTMENT INCOME (LOSS)	9,441

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	213,427
Net realized gains (losses) on swap agreements	(37)
Change in net unrealized appreciation/depreciation on investments	(604,102)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(390,712)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(381,271)

See accompanying notes to the financial statements.

288 :: ProFund VP Semiconductor :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$9,441	$2,412
Net realized gains (losses) on investments	213,390	512,886
Change in net unrealized appreciation/depreciation on investments	(604,102)	(557,533)
Change in net assets resulting from operations	(381,271)	(42,235)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,412)	(33,437)
Change in net assets resulting from distributions	(2,412)	(33,437)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,531,090	10,598,377
Dividends reinvested	2,412	33,437
Value of shares redeemed	(14,144,831)	(17,447,355)
Change in net assets resulting from capital transactions	(611,329)	(6,815,541)
Change in net assets	(995,012)	(6,891,213)
NET ASSETS:
Beginning of period	2,683,657	9,574,870
End of period	$1,688,645	$2,683,657
Accumulated net investment income (loss)	$7,781	$2,412
SHARE TRANSACTIONS:
Issued	660,992	588,248
Reinvested	116	1,909
Redeemed	(707,424)	(989,441)
Change in shares	(46,316)	(399,284)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Semiconductor :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$19.98	$17.94	$10.94	$21.79	$20.35

Investment Activities:
Net investment income (loss)(a)	0.06	0.01	0.08	(0.04)	(0.14)
Net realized and unrealized gains (losses) on investments	(0.84)	2.19 (b)	6.92	(10.81)	1.58
Total income (loss) from investment activities	(0.78)	2.20	7.00	(10.85)	1.44

Distributions to Shareholders From:
Net investment income	(0.01)	(0.16)	—	—	—

Net Asset Value, End of Period	$19.19	$19.98	$17.94	$10.94	$21.79

Total Return	(3.90)%	12.40%	63.99%	(49.79)%	7.08%

Ratios to Average Net Assets:
Gross expenses	2.00%	1.96%	1.89%	1.96%	1.83%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	0.32%	0.08%	0.57%	(0.21)%	(0.63)%

Supplemental Data:
Net assets, end of period (000’s)	$1,689	$2,684	$9,575	$1,211	$5,297
Portfolio turnover rate(c)	498%	385%	576%	418%	748%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

290 :: ProFund VP Technology :: Management Discussion of Fund Performance

ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -1.37%. For the same period, the Index had a total return of 0.16%(1) and a volatility of 24.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Technology	-1.37%	2.34%	0.57%
Dow Jones U.S. Technology Index	0.16%	4.16%	2.77%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Technology	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	16.9%
International Business Machines Corp.	9.9%
Microsoft Corp.	8.7%
Google, Inc.—Class A	7.7%
Intel Corp.	5.5%

Dow Jones U.S. Technology Index — Composition

% of Index
Technology Hardware and Equipment	55%
Software and Computer Services	45%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)          The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Technology :: 291

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (97.1%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	334	$9,566
Acme Packet, Inc.* (Telecommunications)	334	10,324
Adobe Systems, Inc.* (Software)	3,674	103,864
ADTRAN, Inc. (Telecommunications)	334	10,073
Advanced Micro Devices, Inc.* (Semiconductors)	4,342	23,447
Advent Software, Inc.* (Software)	334	8,136
Akamai Technologies, Inc.* (Internet)	1,336	43,126
Allscripts Healthcare Solutions, Inc.* (Software)	1,336	25,304
Altera Corp. (Semiconductors)	2,338	86,740
Amdocs, Ltd.* (Telecommunications)	1,336	38,116
Analog Devices, Inc. (Semiconductors)	2,338	83,654
ANSYS, Inc.* (Software)	668	38,263
AOL, Inc.* (Internet)	668	10,087
Apple Computer, Inc.* (Computers)	7,014	2,840,670
Applied Materials, Inc. (Semiconductors)	10,020	107,314
Ariba, Inc.* (Software)	668	18,757
Arris Group, Inc.* (Telecommunications)	1,002	10,842
Aruba Networks, Inc.* (Telecommunications)	668	12,371
Aspen Technology, Inc.* (Software)	668	11,590
athenahealth, Inc.* (Software)	334	16,406
Atmel Corp.* (Semiconductors)	3,340	27,054
ATMI, Inc.* (Semiconductors)	334	6,690
Autodesk, Inc.* (Software)	1,670	50,651
BMC Software, Inc.* (Software)	1,336	43,794
Brightpoint, Inc.* (Distribution/Wholesale)	668	7,188
Broadcom Corp.—Class A (Semiconductors)	3,674	107,869
Brocade Communications Systems, Inc.* (Computers)	3,674	19,068
CA, Inc. (Software)	2,672	54,014
Cabot Microelectronics Corp.* (Semiconductors)	334	15,782
CACI International, Inc.—Class A* (Computers)	334	18,677
Cadence Design Systems, Inc.* (Computers)	2,004	20,842
Cavium, Inc.* (Semiconductors)	334	9,496
Cerner Corp.* (Software)	1,002	61,372
Check Point Software Technologies, Ltd.* (Software)	1,336	70,193
Ciena Corp.* (Telecommunications)	668	8,083
Cisco Systems, Inc. (Telecommunications)	40,414	730,685
Citrix Systems, Inc.* (Software)	1,336	81,122
Cognizant Technology Solutions Corp.* (Computers)	2,338	150,357
CommVault Systems, Inc.* (Software)	334	14,268
Computer Sciences Corp. (Computers)	1,002	23,747
Compuware Corp.* (Software)	1,670	13,894
Comtech Telecommunications Corp. (Telecommunications)	334	9,559
Concur Technologies, Inc.* (Software)	334	16,964
Corning, Inc. (Telecommunications)	11,690	151,736
Cree, Inc.* (Semiconductors)	1,002	22,084
CSG Systems International, Inc.* (Software)	334	4,913
Cymer, Inc.* (Electronics)	334	16,620
Cypress Semiconductor Corp. (Semiconductors)	1,002	16,924
Dell, Inc.* (Computers)	12,024	175,911
Diebold, Inc. (Computers)	334	10,043
Digital River, Inc.* (Internet)	334	5,017
DST Systems, Inc. (Computers)	334	15,204
EarthLink, Inc. (Internet)	668	4,302
Electronics for Imaging, Inc.* (Computers)	334	4,760
EMC Corp.* (Computers)	15,364	330,941
Emulex Corp.* (Semiconductors)	668	4,582
Equinix, Inc.* (Internet)	334	33,868
F5 Networks, Inc.* (Internet)	668	70,888
Fair Isaac Corp. (Software)	334	11,971
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,002	12,064
Finisar Corp.* (Telecommunications)	668	11,186
Fortinet, Inc.* (Computers)	1,002	21,854
Garmin, Ltd. (Electronics)	1,002	39,890
Gartner Group, Inc.* (Commercial Services)	668	23,226
Google, Inc.—Class A* (Internet)	2,004	1,294,384
Harmonic, Inc.* (Telecommunications)	1,002	5,050
Harris Corp. (Telecommunications)	1,002	36,112
Hewlett-Packard Co. (Computers)	15,030	387,173
Hittite Microwave Corp.* (Semiconductors)	334	16,493
IAC/InterActiveCorp (Internet)	668	28,457
Informatica Corp.* (Software)	668	24,669
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,002	18,226
Insight Enterprises, Inc.* (Computers)	334	5,107
Integrated Device Technology, Inc.* (Semiconductors)	1,002	5,471
Intel Corp. (Semiconductors)	38,410	931,442
InterDigital, Inc. (Telecommunications)	334	14,552
International Business Machines Corp. (Computers)	9,018	1,658,230
International Rectifier Corp.* (Semiconductors)	668	12,973
Intersil Corp.—Class A (Semiconductors)	1,002	10,461
Intuit, Inc. (Software)	2,004	105,390
j2 Global, Inc. (Computers)	334	9,399
JDA Software Group, Inc.* (Software)	334	10,818
JDS Uniphase Corp.* (Telecommunications)	1,670	17,435
Juniper Networks, Inc.* (Telecommunications)	4,008	81,803
KLA -Tencor Corp. (Semiconductors)	1,336	64,462
Lam Research Corp.* (Semiconductors)	1,002	37,094
Lexmark International, Inc.—Class A (Computers)	668	22,091
Linear Technology Corp. (Semiconductors)	1,670	50,150
LSI Logic Corp.* (Semiconductors)	4,342	25,835
Marvell Technology Group, Ltd.* (Semiconductors)	4,008	55,511
Maxim Integrated Products, Inc. (Semiconductors)	2,338	60,882
MEMC Electronic Materials, Inc.* (Semiconductors)	1,670	6,580
Mentor Graphics Corp.* (Computers)	668	9,058
Microchip Technology, Inc. (Semiconductors)	1,336	48,938
Micron Technology, Inc.* (Semiconductors)	6,680	42,017
Micros Systems, Inc.* (Computers)	668	31,115
Microsemi Corp.* (Semiconductors)	668	11,189
Microsoft Corp. (Software)	56,446	1,465,338
Motorola Mobility Holdings, Inc.* (Telecommunications)	2,338	90,714
Motorola Solutions, Inc. (Telecommunications)	2,004	92,765
NCR Corp.* (Computers)	1,336	21,991
NetApp, Inc.* (Computers)	2,672	96,913

See accompanying notes to the financial statements.

292 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
Netlogic Microsystems, Inc.* (Semiconductors)	668	$33,113
Novellus Systems, Inc.* (Semiconductors)	668	27,582
Nuance Communications, Inc.* (Software)	1,670	42,017
NVIDIA Corp.* (Semiconductors)	4,342	60,180
OmniVision Technologies, Inc.* (Semiconductors)	334	4,086
ON Semiconductor Corp.* (Semiconductors)	3,340	25,785
Oracle Corp. (Software)	29,392	753,905
Parametric Technology Corp.* (Software)	1,002	18,297
Pitney Bowes, Inc. (Office/Business Equipment)	1,336	24,769
Plantronics, Inc. (Telecommunications)	334	11,904
PMC-Sierra, Inc.* (Semiconductors)	1,670	9,202
Polycom, Inc.* (Telecommunications)	1,336	21,777
Progress Software Corp.* (Software)	334	6,463
QLIK Technologies, Inc.* (Software)	668	16,166
QLogic Corp.* (Semiconductors)	668	10,020
Qualcomm, Inc. (Telecommunications)	12,692	694,252
Quality Systems, Inc. (Software)	334	12,355
Quest Software, Inc.* (Software)	334	6,212
Rackspace Hosting, Inc.* (Internet)	668	28,731
Rambus, Inc.* (Semiconductors)	668	5,043
Red Hat, Inc.* (Software)	1,336	55,163
RF Micro Devices, Inc.* (Telecommunications)	2,004	10,822
Riverbed Technology, Inc.* (Computers)	1,336	31,396
Rovi Corp.* (Semiconductors)	1,002	24,629
SAIC, Inc.* (Commercial Services)	2,672	32,839
Salesforce.com, Inc.* (Software)	1,002	101,663
SanDisk Corp.* (Computers)	1,670	82,181
Seagate Technology PLC (Computers)	3,006	49,298
Semtech Corp.* (Semiconductors)	334	8,290
Silicon Laboratories, Inc.* (Semiconductors)	334	14,502
Skyworks Solutions, Inc.* (Semiconductors)	1,336	21,670
Solarwinds, Inc.* (Software)	334	9,335
Solera Holdings, Inc. (Software)	668	29,753
Sonus Networks, Inc.* (Telecommunications)	1,670	4,008
SuccessFactors, Inc.* (Commercial Services)	668	26,633
Symantec Corp.* (Internet)	5,678	88,861
Synaptics, Inc.* (Computers)	334	10,070
Synopsys, Inc.* (Computers)	1,002	27,254
Tech Data Corp.* (Electronics)	334	16,503
Tellabs, Inc. (Telecommunications)	2,672	10,795
Teradata Corp.* (Computers)	1,336	64,809
Teradyne, Inc.* (Semiconductors)	1,336	18,210
Tessera Technologies, Inc.* (Semiconductors)	334	5,595
Texas Instruments, Inc. (Semiconductors)	8,684	252,791
The Ultimate Software Group, Inc.* (Software)	334	21,750
Tibco Software, Inc.* (Internet)	1,336	31,944
TriQuint Semiconductor, Inc.* (Semiconductors)	1,336	6,506
Unisys Corp.* (Computers)	334	6,583
VeriFone Systems, Inc.* (Software)	668	23,727
VeriSign, Inc. (Internet)	1,336	47,722
ViaSat, Inc.* (Telecommunications)	334	15,404
VMware, Inc.—Class A* (Software)	668	55,571
Websense, Inc.* (Internet)	334	6,256
Western Digital Corp.* (Computers)	1,670	51,686
Xerox Corp. (Office/Business Equipment)	10,354	82,418
Xilinx, Inc. (Semiconductors)	2,004	64,248
Yahoo!, Inc.* (Internet)	9,018	145,460
TOTAL COMMON STOCKS (Cost $8,804,794)		16,332,495

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $14,000	$14,000	$14,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,000)		14,000
TOTAL INVESTMENT SECURITIES (Cost $8,818,794)—97.2%		16,346,495
Net other assets (liabilities)—2.8%		463,854
NET ASSETS—100.0%		$16,810,349

*                 Non-income producing security

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$499,940	$(60)

ProFund VP Technology invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Commercial Services	$82,698	0.5%
Computers	6,196,428	36.9%
Distribution/Wholesale	25,414	0.2%
Electronics	73,013	0.4%
Internet	1,839,103	10.9%
Office/Business Equipment	107,187	0.6%
Semiconductors	2,494,650	14.8%
Software	3,413,634	20.3%
Telecommunications	2,100,368	12.5%
Other**	477,854	2.9%
Total	$16,810,349	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 293

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$8,818,794
Securities, at value	16,332,495
Repurchase agreements, at value	14,000
Total Investment Securities, at value	16,346,495
Cash	882
Dividends and interest receivable	3,382
Receivable for capital shares issued	102,151
Receivable for investments sold	391,111
Prepaid expenses	72
TOTAL ASSETS	16,844,093

LIABILITIES:
Unrealized loss on swap agreements	60
Advisory fees payable	7,036
Management services fees payable	938
Administration fees payable	676
Administrative services fees payable	5,119
Distribution fees payable	6,668
Trustee fees payable	1
Transfer agency fees payable	1,090
Fund accounting fees payable	1,508
Compliance services fees payable	103
Other accrued expenses	10,545
TOTAL LIABILITIES	33,744
NET ASSETS	$16,810,349

NET ASSETS CONSIST OF:
Capital	$17,766,236
Accumulated net investment income (loss)	5,491
Accumulated net realized gains (losses) on investments	(8,489,019)
Net unrealized appreciation (depreciation) on investments	7,527,641
NET ASSETS	$16,810,349

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,013,398
Net Asset Value (offering and redemption price per share)	$16.59

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$175,627
Interest	13
TOTAL INVESTMENT INCOME	175,640

EXPENSES:
Advisory fees	122,603
Management services fees	16,347
Administration fees	7,140
Transfer agency fees	10,690
Administrative services fees	40,892
Distribution fees	40,868
Custody fees	14,168
Fund accounting fees	15,536
Trustee fees	362
Compliance services fees	176
Other fees	19,832
Total Gross Expenses before reductions	288,614
Less Expenses reduced by the Advisor	(13,983)
TOTAL NET EXPENSES	274,631
NET INVESTMENT INCOME (LOSS)	(98,991)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	86,649
Change in net unrealized appreciation/depreciation on investments	(1,169,093)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,082,444)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,181,435)

See accompanying notes to the financial statements.

294 :: ProFund VP Technology :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(98,991)	$(118,003)
Net realized gains (losses) on investments	86,649	1,371,052
Change in net unrealized appreciation/depreciation on investments	(1,169,093)	(943,084)
Change in net assets resulting from operations	(1,181,435)	309,965
CAPITAL TRANSACTIONS:
Proceeds from shares issued	28,759,166	21,199,221
Value of shares redeemed	(26,550,557)	(32,742,068)
Change in net assets resulting from capital transactions	2,208,609	(11,542,847)
Change in net assets	1,027,174	(11,232,882)
NET ASSETS:
Beginning of period	15,783,175	27,016,057
End of period	$16,810,349	$15,783,175
Accumulated net investment income (loss)	$5,491	$—
SHARE TRANSACTIONS:
Issued	1,671,309	1,394,681
Redeemed	(1,596,123)	(2,234,832)
Change in shares	75,186	(840,151)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Technology :: 295

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$16.82	$15.19	$9.41	$16.91	$14.77

Investment Activities:
Net investment income (loss)(a)	(0.10)	(0.11)	(0.08)	(0.11)	(0.16)
Net realized and unrealized gains (losses) on investments	(0.13)	1.74	5.86	(7.39)	2.30
Total income (loss) from investment activities	(0.23)	1.63	5.78	(7.50)	2.14

Net Asset Value, End of Period	$16.59	$16.82	$15.19	$9.41	$16.91

Total Return	(1.37)%	10.73%	61.42%	(44.35)%	14.41%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.74%	1.79%	1.75%	1.72%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(0.61)%	(0.75)%	(0.64)%	(0.82)%	(1.01)%

Supplemental Data:
Net assets, end of period (000’s)	$16,810	$15,783	$27,016	$7,017	$35,445
Portfolio turnover rate(b)	143%	103%	225%	238%	332%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

296 :: ProFund VP Telecommunications :: Management Discussion of Fund Performance

ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 1.87%. For the same period, the Index had a total return of 3.97%(1) and a volatility of 18.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixedline communications and wireless communications companies.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Telecommunications	1.87%	-2.11%	-1.85%
Dow Jones U.S. Telecommunications Index	3.97%	-0.15%	0.84%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Telecommunications	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	47%
Swap Agreements	53%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	22.4%
Verizon Communications, Inc.	14.2%
CenturyLink, Inc.	2.8%
Crown Castle International Corp.	1.4%
Sprint Nextel Corp.	0.9%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Fixed Line Telecommunications	91%
Mobile Telecommunications	9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)          The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Telecommunications :: 297

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (47.3%)

	Shares	Value
AboveNet, Inc.* (Internet)	254	$16,513
AT&T, Inc. (Telecommunications)	61,849	1,870,314
CenturyLink, Inc. (Telecommunications)	6,350	236,220
Cincinnati Bell, Inc.* (Telecommunications)	2,032	6,157
Crown Castle International Corp.* (Telecommunications)	2,540	113,792
Frontier Communications Corp. (Telecommunications)	10,414	53,632
Leap Wireless International, Inc.* (Telecommunications)	635	5,899
Leucadia National Corp. (Holding Companies-Diversified)	2,032	46,208
Level 3 Communications, Inc.* (Telecommunications)	1,651	28,050
MetroPCS Communications, Inc.* (Telecommunications)	3,302	28,661
NII Holdings, Inc.—Class B* (Telecommunications)	1,778	37,871
SBA Communications Corp.—Class A* (Telecommunications)	1,143	49,103
Sprint Nextel Corp.* (Telecommunications)	31,115	72,809
Telephone & Data Systems, Inc. (Telecommunications)	508	13,152
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	381	9,072
tw telecom, Inc.* (Telecommunications)	1,524	29,535
US Cellular Corp.* (Telecommunications)	127	5,541
Verizon Communications, Inc. (Telecommunications)	29,464	1,182,096
Virgin Media, Inc. (Telecommunications)	3,175	67,882
Windstream Corp. (Telecommunications)	5,969	70,076
TOTAL COMMON STOCKS (Cost $2,511,015)		3,942,583

Repurchase Agreements(a) (1.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $101,000	$101,000	$101,000
TOTAL REPURCHASE AGREEMENTS (Cost $101,000)		101,000
TOTAL INVESTMENT SECURITIES (Cost $2,612,015)—48.5%		4,043,583
Net other assets (liabilities)—51.5%		4,296,878
NET ASSETS—100.0%		$8,340,461

*                 Non-income producing security

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$4,399,472	$(528)

ProFund VP Telecommunications invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Holding Companies-Diversified	$46,208	0.6%
Internet	16,513	0.2%
Telecommunications	3,879,862	46.5%
Other**	4,397,878	52.7%
Total	$8,340,461	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

298 :: ProFund VP Telecommunications :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$2,612,015
Securities, at value	3,942,583
Repurchase agreements, at value	101,000
Total Investment Securities, at value	4,043,583
Cash	300
Dividends receivable	3,314
Receivable for capital shares issued	1,081
Receivable for investments sold	4,438,313
Prepaid expenses	53
TOTAL ASSETS	8,486,644

LIABILITIES:
Payable for capital shares redeemed	126,119
Unrealized loss on swap agreements	528
Advisory fees payable	4,165
Management services fees payable	555
Administration fees payable	318
Administrative services fees payable	2,585
Distribution fees payable	2,189
Trustee fees payable	1
Transfer agency fees payable	512
Fund accounting fees payable	709
Compliance services fees payable	67
Other accrued expenses	8,435
TOTAL LIABILITIES	146,183
NET ASSETS	$8,340,461

NET ASSETS CONSIST OF:
Capital	$14,439,632
Accumulated net investment income (loss)	443,513
Accumulated net realized gains (losses) on investments	(7,973,724)
Net unrealized appreciation (depreciation) on investments	1,431,040
NET ASSETS	$8,340,461

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,116,071
Net Asset Value (offering and redemption price per share)	$7.47

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$679,338
Interest	34
TOTAL INVESTMENT INCOME	679,372

EXPENSES:
Advisory fees	105,294
Management services fees	14,039
Administration fees	6,010
Transfer agency fees	8,852
Administrative services fees	46,050
Distribution fees	35,098
Custody fees	4,496
Fund accounting fees	12,108
Trustee fees	296
Compliance services fees	181
Other fees	23,745
Total Gross Expenses before reductions	256,169
Less Expenses reduced by the Advisor	(20,310)
TOTAL NET EXPENSES	235,859
NET INVESTMENT INCOME (LOSS)	443,513

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,348,390
Net realized gains (losses) on swap agreements	110,857
Change in net unrealized appreciation/depreciation on investments	(2,230,065)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(770,818)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(327,305)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Telecommunications :: 299

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$443,513	$458,265
Net realized gains (losses) on investments	1,459,247	(291,203)
Change in net unrealized appreciation/depreciation on investments	(2,230,065)	2,274,898
Change in net assets resulting from operations	(327,305)	2,441,960
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(458,265)	(452,783)
Change in net assets resulting from distributions	(458,265)	(452,783)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	27,605,754	36,879,550
Dividends reinvested	458,265	452,783
Value of shares redeemed	(36,734,230)	(33,255,107)
Change in net assets resulting from capital transactions	(8,670,211)	4,077,226
Change in net assets	(9,455,781)	6,066,403
NET ASSETS:
Beginning of period	17,796,242	11,729,839
End of period	$8,340,461	$17,796,242
Accumulated net investment income (loss)	$443,513	$458,265
SHARE TRANSACTIONS:
Issued	3,636,476	5,497,540
Reinvested	60,697	67,884
Redeemed	(4,935,620)	(4,954,800)
Change in shares	(1,238,447)	610,624

See accompanying notes to the financial statements.

300 :: ProFund VP Telecommunications :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$7.56	$6.73	$6.76	$19.31	$18.00

Investment Activities:
Net investment income (loss)(a)	0.24	0.24	0.36	0.35	0.29
Net realized and unrealized gains (losses) on investments	(0.10)	0.79	0.10	(5.89)	1.24
Total income (loss) from investment activities	0.14	1.03	0.46	(5.54)	1.53

Distributions to Shareholders From:
Net investment income	(0.23)	(0.20)	(0.49)	(1.07)	(0.16)
Net realized gains on investments	—	—	—	(5.94)	(0.06)
Total distributions	(0.23)	(0.20)	(0.49)	(7.01)	(0.22)

Net Asset Value, End of Period	$7.47	$7.56	$6.73	$6.76	$19.31

Total Return	1.87%	15.68%	7.32%	(34.42)%	8.39%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.78%	1.87%	1.79%	1.72%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)	3.16%	3.51%	5.61%	2.70%	1.45%

Supplemental Data:
Net assets, end of period (000’s)	$8,340	$17,796	$11,730	$14,371	$35,618
Portfolio turnover rate(b)	331%	337%	689%	613%	411%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Utilities :: 301

ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 17.51%. For the same period, the Index had a return of 19.15%(1) and a volatility of 17.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Utilities	17.51%	2.04%	5.24%
Dow Jones U.S. Utilities Index	19.15%	3.50%	7.33%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Utilities	1.77%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Southern Co.	7.2%
Dominion Resources, Inc.	5.5%
Duke Energy Corp.	5.3%
Exelon Corp.	5.2%
NextEra Energy, Inc.	4.7%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electricity	72%
Gas, Water & MultiUtilities	28%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)          The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

302 :: ProFund VP Utilities :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.9%)

	Shares	Value
AGL Resources, Inc. (Gas)	12,973	$548,232
ALLETE, Inc. (Electric)	3,384	142,060
Alliant Energy Corp. (Electric)	11,844	522,439
Ameren Corp. (Electric)	25,944	859,525
American Electric Power, Inc. (Electric)	52,452	2,166,792
American Water Works Co., Inc. (Water)	19,176	610,947
Aqua America, Inc. (Water)	15,228	335,777
Atmos Energy Corp. (Gas)	9,588	319,760
Avista Corp. (Electric)	6,204	159,753
Black Hills Corp. (Electric)	4,512	151,513
California Water Service Group (Water)	4,512	82,389
Calpine Corp.* (Electric)	42,300	690,759
CenterPoint Energy, Inc. (Gas)	42,864	861,138
Cleco Corp. (Electric)	6,768	257,861
CMS Energy Corp. (Electric)	27,636	610,203
Consolidated Edison, Inc. (Electric)	31,584	1,959,156
Constellation Energy Group, Inc. (Electric)	19,740	783,086
Covanta Holding Corp. (Energy-Alternate Sources)	12,408	169,866
Dominion Resources, Inc. (Electric)	62,040	3,293,083
DTE Energy Co. (Electric)	18,612	1,013,423
Duke Energy Corp. (Electric)	144,384	3,176,448
Edison International (Electric)	32,712	1,354,277
El Paso Electric Co. (Electric)	4,512	156,296
Entergy Corp. (Electric)	19,176	1,400,807
Exelon Corp. (Electric)	72,192	3,130,967
FirstEnergy Corp. (Electric)	45,684	2,023,801
GenOn Energy, Inc.* (Electric)	84,600	220,806
Great Plains Energy, Inc. (Electric)	14,664	319,382
Hawaiian Electric Industries, Inc. (Electric)	10,716	283,760
IDACORP, Inc. (Electric)	5,640	239,192
Integrys Energy Group, Inc. (Electric)	8,460	458,363
ITC Holdings Corp. (Electric)	5,640	427,963
Laclede Group, Inc. (Gas)	2,256	91,300
National Fuel Gas Co. (Gas)	8,460	470,207
New Jersey Resources Corp. (Gas)	4,512	221,990
NextEra Energy, Inc. (Electric)	46,248	2,815,578
NiSource, Inc. (Gas)	30,456	725,157
Northeast Utilities System (Electric)	19,176	691,678
Northwest Natural Gas Co. (Gas)	2,820	135,163
NorthWestern Corp. (Electric)	3,948	141,299
NRG Energy, Inc.* (Electric)	26,508	480,325
NSTAR (Electric)	11,280	529,709
NV Energy, Inc. (Electric)	25,380	414,963
ONEOK, Inc. (Pipelines)	10,716	928,970
Pepco Holdings, Inc. (Electric)	24,816	503,765
PG&E Corp. (Electric)	43,992	1,813,350
Piedmont Natural Gas Co., Inc. (Gas)	7,896	268,306
Pinnacle West Capital Corp. (Electric)	11,844	570,644
PNM Resources, Inc. (Electric)	8,460	154,226
Portland General Electric Co. (Electric)	8,460	213,953
PPL Corp. (Electric)	63,168	1,858,403
Progress Energy, Inc. (Electric)	32,148	1,800,931
Public Service Enterprise Group, Inc. (Electric)	55,836	1,843,146
Questar Corp. (Gas)	19,176	380,835
SCANA Corp. (Electric)	12,408	559,105
Sempra Energy (Gas)	24,252	1,333,860
South Jersey Industries, Inc. (Gas)	3,384	192,245
Southern Co. (Electric)	93,624	4,333,855
Southwest Gas Corp. (Gas)	5,076	215,679
Spectra Energy Corp. (Pipelines)	70,500	2,167,875
TECO Energy, Inc. (Electric)	21,996	421,003
The AES Corp.* (Electric)	84,036	994,986
UGI Corp. (Gas)	12,408	364,795
UIL Holdings Corp. (Electric)	5,640	199,487
Unisource Energy Corp. (Electric)	3,948	145,760
Vectren Corp. (Gas)	9,024	272,796
Westar Energy, Inc. (Electric)	12,408	357,102
WGL Holdings, Inc. (Gas)	5,640	249,401
Wisconsin Energy Corp. (Electric)	25,380	887,285
Xcel Energy, Inc. (Electric)	53,016	1,465,362
TOTAL COMMON STOCKS (Cost $42,639,562)		59,944,318

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $46,000	$46,000	$46,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,000)		46,000
TOTAL INVESTMENT SECURITIES (Cost $42,685,562)—100.0%		59,990,318
Net other assets (liabilities)—NM		(10,116)
NET ASSETS—100.0%		$59,980,202

*                      Non-income producing security

(a)               The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM              Not meaningful, amount is less than 0.05%

ProFund VP Utilities invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Electric	$48,997,630	81.6%
Energy-Alternate Sources	169,866	0.3%
Gas	6,650,864	11.1%
Pipelines	3,096,845	5.2%
Water	1,029,113	1.7%
Other**	35,884	0.1%
Total	$59,980,202	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 303

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$42,685,562
Securities, at value	59,944,318
Repurchase agreements, at value	46,000
Total Investment Securities, at value	59,990,318
Cash	22,529
Dividends receivable	130,386
Receivable for capital shares issued	219,827
Prepaid expenses	127
TOTAL ASSETS	60,363,187

LIABILITIES:
Payable for capital shares redeemed	255,936
Payable for investments purchased	22,440
Advisory fees payable	21,983
Management services fees payable	2,931
Administration fees payable	2,224
Administrative services fees payable	23,108
Distribution fees payable	18,376
Trustee fees payable	4
Transfer agency fees payable	3,586
Fund accounting fees payable	4,963
Compliance services fees payable	328
Other accrued expenses	27,106
TOTAL LIABILITIES	382,985
NET ASSETS	$59,980,202

NET ASSETS CONSIST OF:
Capital	$49,807,657
Accumulated net investment income (loss)	1,039,188
Accumulated net realized gains (losses) on investments	(8,171,399)
Net unrealized appreciation (depreciation) on investments	17,304,756
NET ASSETS	$59,980,202

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,847,207
Net Asset Value (offering and redemption price per share)	$32.47

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,733,347
Interest	24
TOTAL INVESTMENT INCOME	1,733,371

EXPENSES:
Advisory fees	309,903
Management services fees	41,320
Administration fees	17,619
Transfer agency fees	26,638
Administrative services fees	135,407
Distribution fees	103,301
Custody fees	9,128
Fund accounting fees	36,752
Trustee fees	856
Compliance services fees	532
Other fees	61,773
Total Gross Expenses before reductions	743,229
Less Expenses reduced by the Advisor	(49,047)
TOTAL NET EXPENSES	694,182
NET INVESTMENT INCOME (LOSS)	1,039,189

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(640,421)
Change in net unrealized appreciation/depreciation on investments	5,479,473
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,839,052
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,878,241

See accompanying notes to the financial statements.

304 :: ProFund VP Utilities :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,039,189	$916,027
Net realized gains (losses) on investments	(640,421)	(204,006)
Change in net unrealized appreciation/depreciation on investments	5,479,473	1,088,243
Change in net assets resulting from operations	5,878,241	1,800,264
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(916,027)	(856,502)
Change in net assets resulting from distributions	(916,027)	(856,502)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	73,481,980	34,319,975
Dividends reinvested	916,027	856,502
Value of shares redeemed	(53,273,651)	(40,495,937)
Change in net assets resulting from capital transactions	21,124,356	(5,319,460)
Change in net assets	26,086,570	(4,375,698)
NET ASSETS:
Beginning of period	33,893,632	38,269,330
End of period	$59,980,202	$33,893,632
Accumulated net investment income (loss)	$1,039,188	$916,027
SHARE TRANSACTIONS:
Issued	2,440,908	1,273,106
Reinvested	32,232	32,841
Redeemed	(1,821,023)	(1,504,824)
Change in shares	652,117	(198,877)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Utilities :: 305

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$28.36	$27.45	$25.78	$39.33	$34.84

Investment Activities:
Net investment income (loss)(a)	0.75	0.71	0.71	0.53	0.46
Net realized and unrealized gains (losses) on investments	4.11	0.86	2.00	(12.26)	4.97
Total income (loss) from investment activities	4.86	1.57	2.71	(11.73)	5.43

Distributions to Shareholders From:
Net investment income	(0.75)	(0.66)	(1.04)	(0.91)	(0.52)
Net realized gains on investments	—	—	—	(0.91)	(0.42)
Total distributions	(0.75)	(0.66)	(1.04)	(1.82)	(0.94)

Net Asset Value, End of Period	$32.47	$28.36	$27.45	$25.78	$39.33

Total Return	17.51%	5.95%	10.73%	(30.70)%	15.80%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.77%	1.83%	1.75%	1.72%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)	2.51%	2.65%	2.84%	1.54%	1.22%

Supplemental Data:
Net assets, end of period (000’s)	$59,980	$33,894	$38,269	$35,540	$195,220
Portfolio turnover rate(b)	81%	61%	139%	82%	168%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

306 :: ProFund VP U.S. Government Plus :: Management Discussion of Fund Performance

ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2011, the Fund had a total return of 43.51%. For the same period, the Long Bond had a total return of 35.31%(1) and a volatility of 20.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times (1.25x) the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times (1.25x) the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2011 the most recent Long Bond issued carried a maturity date of November 15, 2041 and a 3.125% coupon.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Long Bond. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S Government Plus from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP U.S. Government Plus	43.51%	11.91%	8.76%
30-year U.S. Treasury Bond	35.31%	11.43%	9.27%
Barclays Capital U.S. Treasury:
Long-Term Index	34.26%	11.91%	9.35%

Expense Ratios**

Fund	Gross	Net
ProFund VP U.S. Government Plus	1.47%	1.38%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	15%
Swap Agreements	80%
U.S. Treasury Obligations	36%
Total Exposure	131%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.

(3)          The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP U.S. Government Plus :: 307

Schedule of Portfolio Investments :: December 31, 2011

U.S. Treasury Obligations (36.3%)

	Principal Amount	Value
U.S. Treasury Bonds, 3.13%, 11/15/41	$22,300,000	$23,369,703
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,843,776)		23,369,703

Repurchase Agreements(a)(b) (59.6%)

Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $38,290,000	38,290,000	38,290,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,290,000)		38,290,000
TOTAL INVESTMENT SECURITIES (Cost $61,133,776)—95.9%		61,659,703
Net other assets (liabilities)—4.1%		2,619,275
NET ASSETS—100.0%		$64,278,978

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $680,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring 3/22/12 (Underlying notional amount at value $9,545,250)	66	$24,665

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.125% due 11/15/41	$42,023,547	$1,757,723
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.125% due 11/15/41	9,326,922	386,103
		$2,143,826

See accompanying notes to the financial statements.

308 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$61,133,776
Securities, at value	23,369,703
Repurchase agreements, at value	38,290,000
Total Investment Securities, at value	61,659,703
Cash	946
Segregated cash balances with brokers	278,273
Interest receivable	89,981
Unrealized gain on swap agreements	2,143,826
Receivable for capital shares issued	270,891
Variation margin on futures contracts	6,188
Prepaid expenses	142
TOTAL ASSETS	64,449,950

LIABILITIES:
Payable for capital shares redeemed	69,602
Advisory fees payable	10,542
Management services fees payable	2,108
Administration fees payable	2,289
Administrative services fees payable	19,701
Distribution fees payable	20,955
Trustee fees payable	4
Transfer agency fees payable	3,691
Fund accounting fees payable	5,107
Compliance services fees payable	474
Other accrued expenses	36,499
TOTAL LIABILITIES	170,972
NET ASSETS	$64,278,978

NET ASSETS CONSIST OF:
Capital	$62,265,458
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(680,898)
Net unrealized appreciation (depreciation) on investments	2,694,418
NET ASSETS	$64,278,978
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,288,346
Net Asset Value (offering and redemption price per share)	$28.09

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$718,463

EXPENSES:
Advisory fees	259,520
Management services fees	51,904
Administration fees	22,608
Transfer agency fees	34,100
Administrative services fees	149,047
Distribution fees	129,760
Custody fees	7,576
Fund accounting fees	46,689
Trustee fees	1,256
Compliance services fees	667
Printing fees	47,955
Other fees	31,589
Total Gross Expenses before reductions	782,671
Less Expenses reduced by the Advisor	(66,398)
TOTAL NET EXPENSES	716,273
NET INVESTMENT INCOME (LOSS)	2,190

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,984,492
Net realized gains (losses) on futures contracts	(24,074)
Net realized gains (losses) on swap agreements	13,875,324
Change in net unrealized appreciation/depreciation on investments	3,997,725
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	21,833,467
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,835,657

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 309

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,190	$271,140
Net realized gains (losses) on investments	17,835,742	3,024,985
Change in net unrealized appreciation/depreciation on investments	3,997,725	(912,632)
Change in net assets resulting from operations	21,835,657	2,383,493
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(72,626)	(278,335)
Change in net assets resulting from distributions	(72,626)	(278,335)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	400,374,029	286,596,115
Dividends reinvested	72,626	278,335
Value of shares redeemed	(398,719,330)	(290,573,191)
Change in net assets resulting from capital transactions	1,727,325	(3,698,741)
Change in net assets	23,490,356	(1,593,583)
NET ASSETS:
Beginning of period	40,788,622	42,382,205
End of period	$64,278,978	$40,788,622
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	18,499,259	14,461,533
Reinvested	3,617	13,042
Redeemed	(18,294,365)	(14,764,828)
Change in shares	208,511	(290,253)

See accompanying notes to the financial statements.

310 :: ProFund VP U.S. Government Plus :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$19.61		$17.88	$47.26	$32.10	$30.20

Investment Activities:
Net investment income (loss)(a)	—	(b)	0.08	(0.05)	0.58	1.06
Net realized and unrealized gains (losses) on investments	8.52		1.73	(14.27)	15.15	1.91
Total income (loss) from investment activities	8.52		1.81	(14.32)	15.73	2.97

Distributions to Shareholders From:
Net investment income	(0.04)		(0.08)	—	(0.57)	(1.07)
Return of capital	—		—	(0.01)	—	—
Net realized gains on investments	—		—	(15.05)	—	—
Total distributions	(0.04)		(0.08)	(15.06)	(0.57)	(1.07)

Net Asset Value, End of Period	$28.09		$19.61	$17.88	$47.26	$32.10

Total Return	43.51%		10.10%	(32.62)%	49.73%	10.12%

Ratios to Average Net Assets:
Gross expenses	1.51%		1.47%	1.53%	1.45%	1.43%
Net expenses	1.38%		1.38%	1.36%	1.33%	1.33%
Net investment income (loss)	—	%(c)	0.42%	(0.16)%	1.71%	3.55%

Supplemental Data:
Net assets, end of period (000’s)	$64,279		$40,789	$42,382	$125,484	$94,705
Portfolio turnover rate(d)	902%		658%	808%	464%	474%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Amount is les than 0.005%

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Rising Rates Opportunity :: 311

ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2011, the Fund had a total return of -37.50%. For the same period, the Long Bond had a total return of 35.31%(1) and a volatility of 20.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse (-1.25x) of the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse (-1.25x) of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2011 the most recent Long Bond issued carried a maturity date of November 15, 2041 and a 3.125% coupon.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse leveraged exposure to the Long Bond. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Rising Rates Opportunity	-37.50%	-16.42%	-12.12%
30-year U.S. Treasury Bond	35.31%	11.43%	9.27%
Barclays Capital U.S. Treasury:
Long-Term Index	34.26%	11.91%	9.35%

Expense Ratios**

Fund	Gross	Net
ProFund VP Rising Rates Opportunity	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(117)%
Total Exposure	(131)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.

(3)          The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

312 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (120.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $26,502,000	$26,502,000	$26,502,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,502,000)		26,502,000
TOTAL INVESTMENT SECURITIES (Cost $26,502,000)—120.9%		26,502,000
Net other assets (liabilities)—(20.9)%		(4,584,006)
NET ASSETS—100.0%		$21,917,994

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $1,410,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring 3/22/12 (Underlying notional amount at value $3,037,125)	21	$(8,558)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.125% due 11/15/41	$(22,740,922)	$(1,298,760)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.125% due 11/15/41	(3,039,109)	(108,448)
		$(1,407,208)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 313

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$26,502,000
Repurchase agreements, at value	26,502,000
Total Investment Securities, at value	26,502,000
Cash	175
Segregated cash balances with brokers	87,229
Receivable for capital shares issued	146
Prepaid expenses	235
TOTAL ASSETS	26,589,785

LIABILITIES:
Payable for capital shares redeemed	3,194,877
Unrealized loss on swap agreements	1,407,208
Variation margin on futures contracts	1,969
Advisory fees payable	16,374
Management services fees payable	2,183
Administration fees payable	1,003
Administrative services fees payable	8,745
Distribution fees payable	10,120
Trustee fees payable	2
Transfer agency fees payable	1,618
Fund accounting fees payable	2,238
Compliance services fees payable	212
Other accrued expenses	25,242
TOTAL LIABILITIES	4,671,791
NET ASSETS	$21,917,994

NET ASSETS CONSIST OF:
Capital	$113,682,246
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(90,348,486)
Net unrealized appreciation (depreciation) on investments	(1,415,766)
NET ASSETS	$21,917,994

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,923,597
Net Asset Value (offering and redemption price per share)	$7.50

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$18,481

EXPENSES:
Advisory fees	334,398
Management services fees	44,586
Administration fees	19,395
Transfer agency fees	28,481
Administrative services fees	127,485
Distribution fees	111,466
Custody fees	6,937
Fund accounting fees	38,474
Trustee fees	1,022
Compliance services fees	451
Other fees	43,837
Total Gross Expenses before reductions	756,532
Less Expenses reduced by the Advisor	(8,159)
TOTAL NET EXPENSES	748,373
NET INVESTMENT INCOME (LOSS)	(729,892)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(47,071)
Net realized gains (losses) on futures contracts	(261,039)
Net realized gains (losses) on swap agreements	(14,889,701)
Change in net unrealized appreciation/depreciation on investments	(2,298,634)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(17,496,445)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,226,337)

See accompanying notes to the financial statements.

314 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(729,892)	$(868,842)
Net realized gains (losses) on investments	(15,197,811)	(11,222,441)
Change in net unrealized appreciation/depreciation on investments	(2,298,634)	1,309,067
Change in net assets resulting from operations	(18,226,337)	(10,782,216)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	219,511,209	165,438,594
Value of shares redeemed	(238,855,377)	(150,977,627)
Change in net assets resulting from capital transactions	(19,344,168)	14,460,967
Change in net assets	(37,570,505)	3,678,751
NET ASSETS:
Beginning of period	59,488,499	55,809,748
End of period	$21,917,994	$59,488,499
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	21,384,946	13,063,428
Redeemed	(23,418,780)	(12,011,805)
Change in shares	(2,033,834)	1,051,623

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Rising Rates Opportunity :: 315

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$12.00	$14.29		$10.87	$18.53	$20.70

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.20)		(0.21)	0.08	0.72
Net realized and unrealized gains (losses) on investments	(4.32)	(2.09)		3.70	(6.82)	(1.72)
Total income (loss) from investment activities	(4.50)	(2.29)		3.49	(6.74)	(1.00)

Distributions to Shareholders From:
Net investment income	—	—		(0.07)	(0.92)	(1.17)

Net Asset Value, End of Period	$7.50	$12.00		$14.29	$10.87	$18.53

Total Return	(37.50)%	(16.03)%		32.18%	(37.97)%	(5.20)%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.71%		1.73%	1.68%	1.63%
Net expenses	1.68%	1.68%		1.66%	1.63%	1.58%
Net investment income (loss)	(1.64)%	(1.57)%		(1.57)%	0.44%	3.47%

Supplemental Data:
Net assets, end of period (000’s)	$21,918	$59,488		$55,810	$36,590	$75,041
Portfolio turnover rate(b)	—	436	%(c)	—	—	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)          Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term treasuries.

See accompanying notes to the financial statements.

316 :: ProFund VP Falling U.S. Dollar :: Management Discussion of Fund Performance

ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. Dollar against a basket of six major world currencies (the “Benchmark”). For the year ended December 31, 2011, the Fund had a total return of -2.72%. For the same period, the Index had a price return of 1.52%(1) and a volatility of 9.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics to the inverse (-1x) of the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57.6%; Japanese Yen 13.6%; British Pound 11.9%; Canadian Dollar 9.1%; Swedish Krona 4.2% and Swiss Franc 3.6%. As the value of the U.S. Dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. Dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended December 31, 2011, the Fund invested in forward currency contracts and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the Benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from August 31, 2007 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Since Inception
ProFund VP Falling U.S. Dollar	-2.72%	-0.32%
U.S. Dollar Index	1.52%	-0.17%
S&P 500 Index	2.09%	-1.45%

Expense Ratios**

Fund	Gross	Net
ProFund VP Falling U.S. Dollar	1.92%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

U.S. Dollar Index Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(101)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
British Pound Sterling	14%
Japanese Yen	12%
Swiss Franc	9%
Canadian Dollar	4%
Swedish Krona	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)          The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 317

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (102.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $1,413,000	$1,413,000	$1,413,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,413,000)		1,413,000
TOTAL INVESTMENT SECURITIES (Cost $1,413,000)—102.5%		1,413,000
Net other assets (liabilities)—(2.5)%		(34,815)
NET ASSETS—100.0%		$1,378,185

(a)          A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of December 31, 2011, the aggregate amount held in a segregated account was $154,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

318 :: ProFund VP Falling U.S. Dollar :: Financial Statements

At December 31, 2011, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	1/13/12	4,661	$7,221	$7,237	$(16)
Canadian Dollar vs. U.S. Dollar	1/13/12	5,852	5,634	5,744	(110)
Euro vs. U.S. Dollar	1/13/12	25,883	33,640	33,498	142
Japanese Yen vs. U.S. Dollar	1/13/12	616,345	7,904	8,011	(107)
Swedish Krona vs. U.S. Dollar	1/13/12	18,132	2,614	2,634	(20)
Swiss Franc vs. U.S. Dollar	1/13/12	2,071	2,210	2,206	4
Total Short Contracts			$59,223	$59,330	$(107)
Long:
British Pound Sterling vs. U.S. Dollar	1/13/12	59,857	$93,856	$92,928	$(928)
Canadian Dollar vs. U.S. Dollar	1/13/12	77,054	75,862	75,632	(230)
Euro vs. U.S. Dollar	1/13/12	322,892	430,299	417,883	(12,416)
Japanese Yen vs. U.S. Dollar	1/13/12	9,191,496	118,325	119,474	1,149
Swedish Krona vs. U.S. Dollar	1/13/12	160,314	23,624	23,292	(332)
Swiss Franc vs. U.S. Dollar	1/13/12	23,034	24,871	24,537	(334)
Total Long Contracts			$766,837	$753,746	$(13,091)

At December 31, 2011, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	1/13/12	5,402	$8,473	$8,387	$86
Canadian Dollar vs. U.S. Dollar	1/13/12	7,055	6,884	6,924	(40)
Euro vs. U.S. Dollar	1/13/12	29,512	38,473	38,194	279
Japanese Yen vs. U.S. Dollar	1/13/12	702,328	8,989	9,129	(140)
Swedish Krona vs. U.S. Dollar	1/13/12	18,267	2,645	2,654	(9)
Swiss Franc vs. U.S. Dollar	1/13/12	2,195	2,338	2,338	— (a)
Total Short Contracts			$67,802	$67,626	$176
Long:
British Pound Sterling vs. U.S. Dollar	1/13/12	56,524	$88,718	$87,754	$(964)
Canadian Dollar vs. U.S. Dollar	1/13/12	66,589	65,717	65,360	(357)
Euro vs. U.S. Dollar	1/13/12	350,476	469,026	453,582	(15,444)
Japanese Yen vs. U.S. Dollar	1/13/12	6,981,519	89,921	90,748	827
Swedish Krona vs. U.S. Dollar	1/13/12	281,666	41,713	40,922	(791)
Swiss Franc vs. U.S. Dollar	1/13/12	28,338	30,643	30,187	(456)
Total Long Contracts			$785,738	$768,553	$(17,185)

(a)          Amount is less than $0.50.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 319

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$1,413,000
Repurchase agreements, at value	1,413,000
Total Investment Securities, at value	1,413,000
Cash	840
Segregated cash balances with custodian	320
Unrealized appreciation on forward foreign currency exchange contracts	2,674
Prepaid expenses	6
TOTAL ASSETS	1,416,840
LIABILITIES:
Payable for capital shares redeemed	555
Unrealized depreciation on forward foreign currency contracts	32,881
Advisory fees payable	793
Management services fees payable	106
Administration fees payable	55
Administrative services fees payable	1,064
Distribution fees payable	1,052
Transfer agency fees payable	89
Fund accounting fees payable	124
Compliance services fees payable	13
Other accrued expenses	1,923
TOTAL LIABILITIES	38,655
NET ASSETS	$1,378,185
NET ASSETS CONSIST OF:
Capital	$3,492,905
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(2,084,513)
Net unrealized appreciation (depreciation) on investments	(30,207)
NET ASSETS	$1,378,185
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	48,237
Net Asset Value (offering and redemption price per share)	$28.57

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$519
EXPENSES:
Advisory fees	13,773
Management services fees	1,836
Administration fees	817
Transfer agency fees	1,225
Administrative services fees	4,586
Distribution fees	4,591
Custody fees	4,918
Fund accounting fees	1,674
Trustee fees	45
Compliance services fees	24
Other fees	2,963
Total Gross Expenses before reductions	36,452
Less Expenses reduced by the Advisor	(5,600)
TOTAL NET EXPENSES	30,852
NET INVESTMENT INCOME (LOSS)	(30,333)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(4,979)
Net realized gains (losses) on forward currency contracts	(3,947)
Change in net unrealized appreciation/depreciation on investments	(59,927)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(68,853)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(99,186)

See accompanying notes to the financial statements.

320 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(30,333)	$(26,469)
Net realized gains (losses) on investments	(8,926)	(92,467)
Change in net unrealized appreciation/depreciation on investments	(59,927)	36,676
Change in net assets resulting from operations	(99,186)	(82,260)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,940,701	5,056,136
Value of shares redeemed	(5,778,039)	(5,570,295)
Change in net assets resulting from capital transactions	162,662	(514,159)
Change in net assets	63,476	(596,419)
NET ASSETS:
Beginning of period	1,314,709	1,911,128
End of period	$1,378,185	$1,314,709
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	193,157	176,299
Redeemed	(189,685)	(194,921)
Change in shares	3,472	(18,622)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 321

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$29.37	$30.15		$30.18		$31.85	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.50)	(0.50)		(0.55)		0.15	0.29
Net realized and unrealized gains (losses) on investments	(0.30)	(0.28)		1.49		(1.70)	1.56
Total income (loss) from investment activities	(0.80)	(0.78)		0.94		(1.55)	1.85

Distributions to Shareholders From:
Net investment income	—	—		(0.97)		(0.08)	—
Net realized gains on investments	—	—		—		(0.04)	—
Total distributions	—	—		(0.97)		(0.12)	—

Net Asset Value, End of Period	$28.57	$29.37		$30.15		$30.18	$31.85

Total Return	(2.72)%	(2.59)%		3.04%		(4.86)%	6.17	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.99%	1.92%		2.03%		1.62%	2.52%
Net expenses(d)	1.68%	1.82	%(e)	1.91	%(e)	1.58%	1.63%
Net investment income (loss)(d)	(1.65)%	(1.72)%		(1.82)%		0.46%	2.78%

Supplemental Data:
Net assets, end of period (000’s)	$1,378	$1,315		$1,911		$2,339	$532
Portfolio turnover rate(f)	—	—		—		—	—

(a)                    Period from commencement of operations.

(b)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(c)                    Not annualized for periods less than one year.

(d)                   Annualized for periods less than one year

(e)                    The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)                      Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

322 :: ProFund VP Money Market :: Management Discussion of Fund Performance

ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2011, the Fund returned 0.02%. The Fund’s seven-day yield, as of December 31, 2011, was 0.00%(1).

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Repurchase Agreements	110%
Total Exposure	110%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of fees, the yield would have been (2.13)%.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Money Market :: 323

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a) (110.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $199,654,000	$199,654,000	$199,654,000
TOTAL REPURCHASE AGREEMENTS (Cost $199,654,000)		199,654,000
TOTAL INVESTMENT SECURITIES (Cost $199,654,000)—110.1%		199,654,000
Net other assets (liabilities)—(10.1)%		(18,339,648)
NET ASSETS—100.0%		$181,314,352

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

324 :: ProFund VP Money Market :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$199,654,000
Repurchase agreements, at value	199,654,000
Total Investment Securities, at value	199,654,000
Cash	476
Receivable from Advisor	112,212
Receivable for capital shares issued	805,449
Prepaid expenses	663
TOTAL ASSETS	200,572,800
LIABILITIES:
Payable for capital shares redeemed	18,933,328
Administration fees payable	7,503
Administrative services fees payable	31,348
Distribution fees payable	113,101
Trustee fees payable	13
Transfer agency fees payable	12,099
Fund accounting fees payable	16,742
Compliance services fees payable	1,582
Other accrued expenses	142,732
TOTAL LIABILITIES	19,258,448
NET ASSETS	$181,314,352
NET ASSETS CONSIST OF:
Capital	$181,314,352
NET ASSETS	$181,314,352
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	181,314,352
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$60,793
EXPENSES:
Advisory fees	1,507,525
Management services fees	201,002
Administration fees	91,800
Transfer agency fees	138,095
Administrative services fees	175,077
Distribution fees	412,853
Custody fees	11,157
Fund accounting fees	188,440
Trustee fees	5,136
Compliance services fees	2,582
Other fees	197,195
Total Gross Expenses before reductions	2,930,862
Less Expenses reduced by the Advisor	(2,909,239)
TOTAL NET EXPENSES	21,623
NET INVESTMENT INCOME (LOSS)	39,170
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$39,170

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Money Market :: 325

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$39,170	$44,671
Change in net assets resulting from operations	39,170	44,671
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(39,170)	(44,671)
Change in net assets resulting from distributions	(39,170)	(44,671)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,688,248,029	2,668,232,055
Dividends reinvested	39,170	44,671
Value of shares redeemed	(2,679,192,772)	(2,724,352,132)
Change in net assets resulting from capital transactions	9,094,427	(56,075,406)
Change in net assets	9,094,427	(56,075,406)
NET ASSETS:
Beginning of period	172,219,925	228,295,331
End of period	$181,314,352	$172,219,925
SHARE TRANSACTIONS:
Issued	2,688,248,029	2,668,232,055
Reinvested	39,170	44,671
Redeemed	(2,679,192,772)	(2,724,352,132)
Change in shares	9,094,427	(56,075,406)

See accompanying notes to the financial statements.

326 :: ProFund VP Money Market :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008		Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000

Investment Activities:
Net investment income (loss)	—	(a)	—	(a)	—	(a)	0.008		0.037

Distributions to Shareholders From:
Net investment income	—	(a)	—	(a)	—	(a)	(0.008)		(0.037)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.02%		0.02%		0.03%		0.84%		3.77%

Ratios to Average Net Assets:
Gross expenses	1.46%		1.45%		1.41%		1.49%		1.37%
Net expenses	0.01	%(b)	0.09	%(b)	0.06	%(b)	0.99	%(b)	1.30%
Net investment income (loss)	0.02%		0.02%		0.03%		0.82%		3.67%

Supplemental Data:
Net assets, end of period (000’s)	$181,314		$172,220		$228,295		$275,018		$251,771

(a)  Amount is less than $0.0005.

(b)  The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

328 :: Notes to Financial Statements :: December 31, 2011

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At December 31, 2011, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent the principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 12/30/11, due 1/3/12(1)	HSBC Securities (USA), Inc., 0.00%, dated 12/30/11, due 1/3/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.00%, dated 12/30/11, due 1/3/12(3)	UBS Securities, LLC, 0.00%, dated 12/30/11, due 1/3/12(4)	UMB Bank N.A., 0.00%, dated 12/30/11, due 1/3/12(5)
ProFund VP Bull	$15,252,000	$17,443,000	$10,877,000	$6,501,000	$1,848,000
ProFund VP Mid-Cap	1,306,000	1,302,000	1,306,000	1,306,000	1,306,000
ProFund VP Small-Cap	1,809,000	2,069,000	1,290,000	770,000	224,000
ProFund VP Dow 30	162,000	159,000	162,000	162,000	162,000
ProFund VP NASDAQ-100	7,435,000	8,503,000	5,303,000	3,169,000	904,000
ProFund VP Large-Cap Growth	18,000	20,000	12,000	7,000	5,000
ProFund VP Mid-Cap Value	3,000	3,000	2,000	1,000	2,000
ProFund VP Mid-Cap Growth	19,000	21,000	13,000	8,000	4,000
ProFund VP Small-Cap Value	28,000	32,000	20,000	12,000	5,000
ProFund VP Asia 30	12,000	13,000	8,000	5,000	3,000

December 31, 2011 :: Notes to Financial Statements :: 329

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 12/30/11, due 1/3/12(1)	HSBC Securities (USA), Inc., 0.00%, dated 12/30/11, due 1/3/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.00%, dated 12/30/11, due 1/3/12(3)	UBS Securities, LLC, 0.00%, dated 12/30/11, due 1/3/12(4)	UMB Bank N.A., 0.00%, dated 12/30/11, due 1/3/12(5)
ProFund VP Europe 30	$353,000	$404,000	$252,000	$150,000	$45,000
ProFund VP International	1,139,000	1,130,000	1,139,000	1,139,000	1,139,000
ProFund VP Emerging Markets	268,000	262,000	268,000	268,000	268,000
ProFund VP Japan	1,297,000	1,296,000	1,297,000	1,297,000	1,297,000
ProFund VP UltraBull	2,468,000	2,824,000	1,761,000	1,051,000	303,000
ProFund VP UltraMid-Cap	2,065,000	2,362,000	1,473,000	880,000	255,000
ProFund VP UltraSmall-Cap	5,618,000	6,425,000	4,007,000	2,394,000	687,000
ProFund VP UltraNASDAQ-100	4,498,000	5,143,000	3,207,000	1,916,000	550,000
ProFund VP Bear	4,316,000	4,312,000	4,316,000	4,316,000	4,316,000
ProFund VP Short Mid-Cap	458,000	456,000	458,000	458,000	458,000
ProFund VP Short Small-Cap	1,095,000	1,087,000	1,095,000	1,095,000	1,095,000
ProFund VP Short Dow 30	17,000	13,000	17,000	17,000	17,000
ProFund VP Short NASDAQ-100	2,283,000	2,281,000	2,283,000	2,283,000	2,283,000
ProFund VP Short International	562,000	555,000	562,000	562,000	562,000
ProFund VP Short Emerging Markets	389,000	388,000	389,000	389,000	389,000
ProFund VP UltraShort Dow 30	63,000	61,000	63,000	63,000	63,000
ProFund VP UltraShort NASDAQ-100	340,000	336,000	340,000	340,000	340,000
ProFund VP Banks	7,000	8,000	5,000	3,000	1,000
ProFund VP Consumer Services	—	1,000	—	—	2,000
ProFund VP Financials	32,000	36,000	23,000	13,000	6,000
ProFund VP Internet	4,000	4,000	2,000	1,000	3,000
ProFund VP Oil & Gas	58,000	66,000	41,000	24,000	10,000
ProFund VP Pharmaceuticals	4,000	4,000	2,000	1,000	3,000
ProFund VP Precious Metals	20,962,000	20,955,000	20,962,000	20,962,000	20,962,000
ProFund VP Real Estate	8,000	9,000	5,000	3,000	3,000
ProFund VP Semiconductor	4,000	5,000	3,000	2,000	2,000
ProFund VP Technology	4,000	4,000	2,000	1,000	3,000
ProFund VP Telecommunications	29,000	33,000	21,000	12,000	6,000
ProFund VP Utilities	13,000	15,000	9,000	5,000	4,000
ProFund VP U.S. Government Plus	7,658,000	7,658,000	7,658,000	7,658,000	7,658,000
ProFund VP Rising Rates Opportunity	5,301,000	5,298,000	5,301,000	5,301,000	5,301,000
ProFund VP Falling U.S. Dollar	283,000	281,000	283,000	283,000	283,000
ProFund VP Money Market	39,931,000	39,930,000	39,931,000	39,931,000	39,931,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at December 31, 2011 as follows:

(1)	Federal National Mortgage Association, 0.80%, due 9/12/14, U.S. Treasury Notes, 2.63%, due 11/15/20, which had an aggregate value of $143,990,319.

(2)	U.S. Treasury Strips, 0.00%, due 2/15/40, which had an aggregate value of $149,698,694.

(3)	U.S. Treasury Notes, 2.63%, due 11/15/20, which had an aggregate value of $132,312,254.

(4)

Federal Home Loan Bank, 0.18% to 0.22%, due 8/22/12 to 12/6/12, Federal Home Loan Mortgage Corp., 0.60%, due 12/27/13, Federal National Mortgage Association, 0.60%, due 12/27/13, U.S. Treasury Notes, 2.63%, due 11/15/20, U.S. Treasury Strips, 0.00%, due 11/15/22, which had an aggregate value of $120,758,815.

(5)

Federal Farm Credit Bank, 2.00%, due 1/17/12, Federal Home Loan Bank, 1.13%, due 3/9/12, Federal National Mortgage Association, 0.88%, due 1/12/12 U.S. Treasury Notes, 0.75% to 2.63%, due 12/15/13 to 5/31/15, which had an aggregate value of $108,449,042.

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. A NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GDRs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap

330 :: Notes to Financial Statements :: December 31, 2011

agreements, that a ProFund VP should hold to approximate the performance of a daily benchmark such as the daily performance or multiple, inverse, or inverse multiple of the daily performance of a benchmark or security. All derivative instruments held during the year ended December 31, 2011, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at year end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the year ended December 31, 2011. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period. The volume associated with derivative positions in the ProFund VP Bull, ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Semiconductor and ProFund VP Telecommunications was 33%, 11%, 8%, 2%, 12%, 9% and 14%, respectively, based on average monthly notional amount in comparison to net assets during the year ended December 31, 2011.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell futures contracts and options thereon. The non-money market ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The non-money market ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such amounts are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the ProFund VP to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP because futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial

December 31, 2011 :: Notes to Financial Statements :: 331

institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements based on the applicable benchmark of each ProFund VP. The non-money market ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Trust’s Board of Trustees, the net amount of the excess, if any, of each ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the ProFunds VP may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements.”

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the ProFunds VP may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow either party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap table included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. Among other risks, the use of swap agreements may involve imperfect correlation between the price of the swap agreement and movements in the prices of the underlying investments, as well as the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap table included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds VP. All of the outstanding swap agreements at December 31, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities as indicated

332 :: Notes to Financial Statements :: December 31, 2011

on the Statements of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2011, the collateral posted by counterparties consisted of U.S. treasury securities and cash.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFund VP’s Statement of Assets and Liabilities as of December 31, 2011:

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Bull	$18,434	$—	$—	$—	$321,660	$—
ProFund VP Mid-Cap	—	—	—	26,392	42,762	—
ProFund VP Small-Cap	—	—	—	10,957	66,940	—
ProFund VP Dow 30	—	—	—	12	4,406	—
ProFund VP NASDAQ-100	—	—	—	27,146	162,472	—
ProFund VP Europe 30	23,886	—	—	—	—	—
ProFund VP International	—	15,942	—	—	—	—
ProFund VP Emerging Markets	—	—	—	—	6,400	—
ProFund VP Japan	—	—	—	192,112	—	—
ProFund VP UltraBull	51,509	—	—	—	19,625	—
ProFund VP UltraMid-Cap	—	—	—	25,591	184,594	—
ProFund VP UltraSmall-Cap	—	—	—	19,030	500,024	—
ProFund VP UltraNASDAQ-100	—	—	—	110,393	246,923	—
ProFund VP Bear	—	172,479	—	57,500	—	—
ProFund VP Short Mid-Cap	7,520	89,395	—	—	—	—
ProFund VP Short Small-Cap	6,820	143,817	—	—	—	—
ProFund VP Short Dow 30	—	3,152	—	—	—	—
ProFund VP Short NASDAQ-100	38,749	41,686	—	—	—	—
ProFund VP Short International	—	—	—	—	10,843	—
ProFund VP Short Emerging Markets	—	5,898	—	—	—	—
ProFund VP UltraShort Dow 30	16	686	—	—	—	—
ProFund VP UltraShort NASDAQ-100	5,407	39,760	—	—	—	—
ProFund VP Banks	—	—	—	—	126	—
ProFund VP Biotechnology	—	—	—	—	288	—
ProFund VP Oil & Gas	—	—	—	—	1,224	—
ProFund VP Pharmaceuticals	—	—	—	—	1,404	—
ProFund VP Precious Metals	—	—	—	—	2,485,721	—
ProFund VP Semiconductor	—	—	—	—	88	—
ProFund VP Technology	—	—	—	—	60	—
ProFund VP Telecommunications	—	—	—	—	528	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	2,674	—	—	32,881
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	24,665	2,143,826	—	—	—	—
ProFund VP Rising Rates Opportunity	—	—	—	8,558	1,407,208	—

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

December 31, 2011 :: Notes to Financial Statements :: 333

The Effect of Derivative Instruments on the ProFund VP’s Statement of Operations for the year ended December 31, 2011:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$(19,850)	$(906,932)	$—	$(616,430)
ProFund VP Mid-Cap	110,272	(57,873)	—	(38,905)
ProFund VP Small-Cap	82,887	117,343	—	(27,767)
ProFund VP Dow 30	(4,291)	(1,056,498)	—	(4,727)
ProFund VP NASDAQ-100	(523,404)	(1,556,370)	—	(146,049)
ProFund VP Europe 30	95,943	—	—	10,767
ProFund VP International	76,237	(2,208,270)	—	(214,542)
ProFund VP Emerging Markets	—	(465,566)	—	(414,761)
ProFund VP Japan	(2,288,236)	—	—	(150,528)
ProFund VP UltraBull	(101,204)	(1,364,098)	—	(89,028)
ProFund VP UltraMid-Cap	215,382	(3,032,812)	—	(394,732)
ProFund VP UltraSmall-Cap	122,285	(7,906,856)	—	105,396
ProFund VP UltraNASDAQ-100	228,290	(3,017,974)	—	(182,545)
ProFund VP Bear	(629)	(3,458,874)	—	222,148
ProFund VP Short Mid-Cap	(71,507)	(733,755)	—	95,114
ProFund VP Short Small-Cap	(37,194)	(477,803)	—	109,917
ProFund VP Short Dow 30	—	(23,033)	—	3,288
ProFund VP Short NASDAQ-100	(223,457)	(2,002,736)	—	27,506
ProFund VP Short International	(32,891)	(153,150)	—	8,187
ProFund VP Short Emerging Markets	—	(82,212)	—	65,119
ProFund VP UltraShort Dow 30	(10,700)	(355,473)	—	3,544
ProFund VP UltraShort NASDAQ-100	(61,132)	(731,958)	—	27,256
ProFund VP Banks	—	15,841	—	294
ProFund VP Biotechnology	—	(53,279)	—	(108)
ProFund VP Oil & Gas	—	(179,911)	—	(1,224)
ProFund VP Pharmaceuticals	—	(229)	—	(924)
ProFund VP Precious Metals	—	(23,609,877)	—	(6,200,492)
ProFund VP Semiconductor	—	(37)	—	(28)
ProFund VP Technology	—	—	—	(60)
ProFund VP Telecommunications	—	110,857	—	612
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	(4,979)	—	(3,947)	(59,927)
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	(24,074)	13,875,324	—	3,425,761
ProFund VP Rising Rates Opportunity	(261,039)	(14,889,701)	—	(2,304,769)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually, if any. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

334 :: Notes to Financial Statements :: December 31, 2011

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU-2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair

December 31, 2011 :: Notes to Financial Statements :: 335

valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of December 31, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each Profund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$39,603,303	$—	$22	$—	$39,603,325	$—
Preferred Stocks	—	—	22	—	22	—
Rights/Warrants	4	—	—	—	4	—
Repurchase Agreements	—	—	51,921,000	—	51,921,000	—
Futures Contracts	—	18,434	—	—	—	18,434
Swap Agreements	—	—	—	(321,660)	—	(321,660)
Total	$39,603,307	$18,434	$51,921,044	$(321,660)	$91,524,351	$(303,226)
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$6,526,000	$—	$6,526,000	$—
Futures Contracts	—	(26,392)	—	—	—	(26,392)
Swap Agreements	—	—	—	(42,762)	—	(42,762)
Total	$—	$(26,392)	$6,526,000	$(42,762)	$6,526,000	$(69,154)
ProFund VP Small-Cap
Common Stocks	$947,119	$—	$—	$—	$947,119	$—
Repurchase Agreements	—	—	6,162,000	—	6,162,000	—
Futures Contracts	—	(10,957)	—	—	—	(10,957)
Swap Agreements	—	—	—	(66,940)	—	(66,940)
Total	$947,119	$(10,957)	$6,162,000	$(66,940)	$7,109,119	$(77,897)
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$807,000	$—	$807,000	$—
Futures Contracts	—	(12)	—	—	—	(12)
Swap Agreements	—	—	—	(4,406)	—	(4,406)
Total	$—	$(12)	$807,000	$(4,406)	$807,000	$(4,418)
ProFund VP NASDAQ-100
Common Stocks	$20,919,311	$—	$149	$—	$20,919,460	$—
Preferred Stocks	—	—	149	—	149	—
Repurchase Agreements	—	—	25,314,000	—	25,314,000	—
Futures Contracts	—	(27,146)	—	—	—	(27,146)
Swap Agreements	—	—	—	(162,472)	—	(162,472)
Total	$20,919,311	$(27,146)	$25,314,298	$(162,472)	$46,233,609	$(189,618)
ProFund VP Large-Cap Value
Common Stocks	$22,288,593	$—	$22	$—	$22,288,615	$—
Preferred Stocks	—	—	22	—	22	—
Rights/Warrants	5	—	—	—	5	—
Total	$22,288,598	$—	$44	$—	$22,288,642	$—

336 :: Notes to Financial Statements :: December 31, 2011

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments^	Investment Securities		Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Large-Cap Growth
Common Stocks	$29,868,524	$—	$—		$—	$29,868,524	$—
Repurchase Agreements	—	—	62,000		—	62,000	—
Total	$29,868,524	$—	$62,000		$—	$29,930,524	$—
ProFund VP Mid-Cap Value
Common Stocks	$26,280,437	$—	$—		$—	$26,280,437	$—
Repurchase Agreements	—	—	11,000		—	11,000	—
Total	$26,280,437	$—	$11,000		$—	$26,291,437	$—
ProFund VP Mid-Cap Growth
Common Stocks	$32,529,714	$—	$—	*	$—	$32,529,714	$—
Repurchase Agreements	—	—	65,000		—	65,000	—
Total	$32,529,714	$—	$65,000		$—	$32,594,714	$—
ProFund VP Small-Cap Value
Common Stocks	$25,161,613	$—	$—		$—	$25,161,613	$—
Repurchase Agreements	—	—	97,000		—	97,000	—
Total	$25,161,613	$—	$97,000		$—	$25,258,613	$—
ProFund VP Small-Cap Growth
Common Stocks	$39,521,887	$—	$—		$—	$39,521,887	$—
Total	$39,521,887	$—	$—		$—	$39,521,887	$—
ProFund VP Asia 30
Common Stocks	$39,501,933	$—	$—		$—	$39,501,933	$—
Repurchase Agreements	—	—	41,000		—	41,000	—
Total	$39,501,933	$—	$41,000		$—	$39,542,933	$—
ProFund VP Europe 30
Common Stocks	$20,782,938	$—	$—		$—	$20,782,938	$—
Repurchase Agreements	—	—	1,204,000		—	1,204,000	—
Futures Contracts	—	23,886	—		—	—	23,886
Total	$20,782,938	$23,886	$1,204,000		$—	$21,986,938	$23,886
ProFund VP International
Repurchase Agreements	$—	$—	$5,686,000		$—	$5,686,000	$—
Swap Agreements	—	—	—		15,942	—	15,942
Total	$—	$—	$5,686,000		$15,942	$5,686,000	$15,942
ProFund VP Emerging Markets
Common Stocks	$11,353,637	$—	$—		$—	$11,353,637	$—
Preferred Stocks	3,769,937	—	—		—	3,769,937	—
Repurchase Agreements	—	—	1,334,000		—	1,334,000	—
Swap Agreements	—	—	—		(6,400)	—	(6,400)
Total	$15,123,574	$—	$1,334,000		$(6,400)	$16,457,574	$(6,400)
ProFund VP Japan
Repurchase Agreements	$—	$—	$6,484,000		$—	$6,484,000	$—
Futures Contracts	—	(192,112)	—		—	—	(192,112)
Total	$—	$(192,112)	$6,484,000		$—	$6,484,000	$(192,112)
ProFund VP UltraBull
Common Stocks	$7,200,636	$—	$4		$—	$7,200,640	$—
Preferred Stocks	—	—	4		—	4	—
Rights/Warrants	5	—	—		—	5	—
Repurchase Agreements	—	—	8,407,000		—	8,407,000	—
Futures Contracts	—	51,509	—		—	—	51,509
Swap Agreements	—	—	—		(19,625)	—	(19,625)
Total	$7,200,641	$51,509	$8,407,008		$(19,625)	$15,607,649	$31,884

December 31, 2011 :: Notes to Financial Statements :: 337

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments^	Investment Securities		Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraMid-Cap
Common Stocks	$9,581,972	$—	$—	*	$—	$9,581,972	$—
Repurchase Agreements	—	—	7,035,000		—	7,035,000	—
Futures Contracts	—	(25,591)	—		—	—	(25,591)
Swap Agreements	—	—	—		(184,594)	—	(184,594)
Total	$9,581,972	$(25,591)	$7,035,000		$(184,594)	$16,616,972	$(210,185)
ProFund VP UltraSmall-Cap
Common Stocks	$2,683,503	$—	$—		$—	$2,683,503	$—
Repurchase Agreements	—	—	19,131,000		—	19,131,000	—
Futures Contracts	—	(19,030)	—		—	—	(19,030)
Swap Agreements	—	—	—		(500,024)	—	(500,024)
Total	$2,683,503	$(19,030)	$19,131,000		$(500,024)	$21,814,503	$(519,054)
ProFund VP UltraNASDAQ-100
Common Stocks	$15,817,043	$—	$113		$—	$15,817,156	$—
Preferred Stocks	—	—	113		—	113	—
Repurchase Agreements	—	—	15,314,000		—	15,314,000	—
Futures Contracts	—	(110,393)	—		—	—	(110,393)
Swap Agreements	—	—	—		(246,923)	—	(246,923)
Total	$15,817,043	$(110,393)	$15,314,226		$(246,923)	$31,131,269	$(357,316)
ProFund VP Bear
Repurchase Agreements	$—	$—	$21,576,000		$—	$21,576,000	$—
Futures Contracts	—	(57,500)	—		—	—	(57,500)
Swap Agreements	—	—	—		172,479	—	172,479
Total	$—	$(57,500)	$21,576,000		$172,479	$21,576,000	$114,979
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$2,288,000		$—	$2,288,000	$—
Futures Contracts	—	7,520	—		—	—	7,520
Swap Agreements	—	—	—		89,395	—	89,395
Total	$—	$7,520	$2,288,000		$89,395	$2,288,000	$96,915
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$5,467,000		$—	$5,467,000	$—
Futures Contracts	—	6,820	—		—	—	6,820
Swap Agreements	—	—	—		143,817	—	143,817
Total	$—	$6,820	$5,467,000		$143,817	$5,467,000	$150,637
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$81,000		$—	$81,000	$—
Swap Agreements	—	—	—		3,152	—	3,152
Total	$—	$—	$81,000		$3,152	$81,000	$3,152
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$11,413,000		$—	$11,413,000	$—
Futures Contracts	—	38,749	—		—	—	38,749
Swap Agreements	—	—	—		41,686	—	41,686
Total	$—	$38,749	$11,413,000		$41,686	$11,413,000	$80,435
ProFund VP Short International
Repurchase Agreements	$—	$—	$2,803,000		$—	$2,803,000	$—
Swap Agreements	—	—	—		(10,843)	—	(10,843)
Total	$—	$—	$2,803,000		$(10,843)	$2,803,000	$(10,843)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$1,944,000		$—	$1,944,000	$—
Swap Agreements	—	—	—		5,898	—	5,898
Total	$—	$—	$1,944,000		$5,898	$1,944,000	$5,898

338 :: Notes to Financial Statements :: December 31, 2011

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities		Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Other Financial Instruments^
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—		$—	$313,000	$—	$313,000		$—
Futures Contracts	—		16	—	—	—		16
Swap Agreements	—		—	—	686	—		686
Total	$—		$16	$313,000	$686	$313,000		$702
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—		$—	$1,696,000	$—	$1,696,000		$—
Futures Contracts	—		5,407	—	—	—		5,407
Swap Agreements	—		—	—	39,760	—		39,760
Total	$—		$5,407	$1,696,000	$39,760	$1,696,000		$45,167
ProFund VP Banks
Common Stocks	$1,442,118		$—	$—	$—	$1,442,118		$—
Repurchase Agreements	—		—	24,000	—	24,000		—
Swap Agreements	—		—	—	(126)	—		(126)
Total	$1,442,118		$—	$24,000	$(126)	$1,466,118		$(126)
ProFund VP Basic Materials
Common Stocks	$30,215,768		$—	$—	$—	$30,215,768		$—
Total	$30,215,768		$—	$—	$—	$30,215,768		$—
ProFund VP Biotechnology
Common Stocks	$4,751,383		$—	$—	$—	$4,751,383		$—
Swap Agreements	—		—	—	(288)	—		(288)
Total	$4,751,383		$—	$—	$(288)	$4,751,383		$(288)
ProFund VP Consumer Goods
Common Stocks	$17,916,432		$—	$—	$—	$17,916,432		$—
Total	$17,916,432		$—	$—	$—	$17,916,432		$—
ProFund VP Consumer Services
Common Stocks	$18,792,272		$—	$80	$—	$18,792,352		$—
Preferred Stocks	—		—	80	—	80		—
Repurchase Agreements	—		—	3,000	—	3,000		—
Total	$18,792,272		$—	$3,160	$—	$18,795,432		$—
ProFund VP Financials
Common Stocks	$17,841,768		$—	$—	$—	$17,841,768		$—
Rights/Warrants	—	(a)	—	—	—	—	(a)	—
Repurchase Agreements	—		—	110,000	—	110,000		—
Total	$17,841,768		$—	$110,000	$—	$17,951,768		$—
ProFund VP Health Care
Common Stocks	$24,244,138		$—	$—	$—	$24,244,138		$—
Total	$24,244,138		$—	$—	$—	$24,244,138		$—
ProFund VP Industrials
Common Stocks	$10,759,950		$—	$—	$—	$10,759,950		$—
Total	$10,759,950		$—	$—	$—	$10,759,950		$—
ProFund VP Internet
Common Stocks	$4,549,211		$—	$—	$—	$4,549,211		$—
Repurchase Agreements	—		—	14,000	—	14,000		—
Total	$4,549,211		$—	$14,000	$—	$4,563,211		$—

December 31, 2011 :: Notes to Financial Statements :: 339

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Oil & Gas
Common Stocks	$58,896,302	$—	$—	$—	$58,896,302	$—
Repurchase Agreements	—	—	199,000	—	199,000	—
Swap Agreements	—	—	—	(1,224)	—	(1,224)
Total	$58,896,302	$—	$199,000	$(1,224)	$59,095,302	$(1,224)
ProFund VP Pharmaceuticals
Common Stocks	$15,244,003	$—	$—	$—	$15,244,003	$—
Repurchase Agreements	—	—	14,000	—	14,000	—
Swap Agreements	—	—	—	(1,404)	—	(1,404)
Total	$15,244,003	$—	$14,000	$(1,404)	$15,258,003	$(1,404)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$104,803,000	$—	$104,803,000	$—
Swap Agreements	—	—	—	(2,485,721)	—	(2,485,721)
Total	$—	$—	$104,803,000	$(2,485,721)	$104,803,000	$(2,485,721)
ProFund VP Real Estate
Common Stocks	$13,915,955	$—	$—	$—	$13,915,955	$—
Repurchase Agreements	—	—	28,000	—	28,000	—
Total	$13,915,955	$—	$28,000	$—	$13,943,955	$—
ProFund VP Semiconductor
Common Stocks	$974,698	$—	$—	$—	$974,698	$—
Repurchase Agreements	—	—	16,000	—	16,000	—
Swap Agreements	—	—	—	(88)	—	(88)
Total	$974,698	$—	$16,000	$(88)	$990,698	$(88)
ProFund VP Technology
Common Stocks	$16,332,495	$—	$—	$—	$16,332,495	$—
Repurchase Agreements	—	—	14,000	—	14,000	—
Swap Agreements	—	—	—	(60)	—	(60)
Total	$16,332,495	$—	$14,000	$(60)	$16,346,495	$(60)
ProFund VP Telecommunications
Common Stocks	$3,942,583	$—	$—	$—	$3,942,583	$—
Repurchase Agreements	—	—	101,000	—	101,000	—
Swap Agreements	—	—	—	(528)	—	(528)
Total	$3,942,583	$—	$101,000	$(528)	$4,043,583	$(528)
ProFund VP Utilities
Common Stocks	$59,944,318	$—	$—	$—	$59,944,318	$—
Repurchase Agreements	—	—	46,000	—	46,000	—
Total	$59,944,318	$—	$46,000	$—	$59,990,318	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—	$—	$23,369,703	$—	$23,369,703	$—
Repurchase Agreements	—	—	38,290,000	—	38,290,000	—
Futures Contracts	—	24,665	—	—	—	24,665
Swap Agreements	—	—	—	2,143,826	—	2,143,826
Total	$—	$24,665	$61,659,703	$2,143,826	$61,659,703	$2,168,491
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$26,502,000	$—	$26,502,000	$—
Futures Contracts	—	(8,558)	—	—	—	(8,558)
Swap Agreements	—	—	—	(1,407,208)	—	(1,407,208)
Total	$—	$(8,558)	$26,502,000	$(1,407,208)	$26,502,000	$(1,415,766)

340 :: Notes to Financial Statements :: December 31, 2011

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$1,413,000	$—	$1,413,000	$—
Forward Currency Contracts	—	—	—	(30,207)	—	(30,207)
Total	$—	$—	$1,413,000	$(30,207)	$1,413,000	$(30,207)
ProFund VP Money Market
Repurchase Agreements	$—	$—	$199,654,000	$—	$199,654,000	$—
Total	$—	$—	$199,654,000	$—	$199,654,000	$—

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*	Securities issued in connection with a pending litigation settlement and were fair valued at $0. The security is categorized as Retail.
(a)	Amount is less than $0.50.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2011 from the valuation input levels used on December 31, 2010.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund VP’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

During the year ended December 31, 2011, ProFund VP Money Market paid an amount less than 0.25% on an annualized basis of its average daily net assets to maintain a more competitive yield. Had ProFund VP Money Market paid an amount equal to 0.25% of its average daily net assets, the Distribution and Service Fees would have been $502,508 for the year ended December 31, 2011.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended

December 31, 2011 :: Notes to Financial Statements :: 341

December 31, 2011, actual Trustee compensation was $501,377 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets. These expense limitations remain in effect until April 30, 2012.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operation as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2011, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 04/30/12	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Bull	$126,900	$78,992	$46,771	$41,641	$294,304
ProFund VP Mid-Cap	5,663	—	3,130	6,073	14,866
ProFund VP Small-Cap	1,788	26,469	22,818	15,680	66,755
ProFund VP Dow 30	1,729	—	2,856	—	4,585
ProFund VP NASDAQ-100	69,998	68,545	41,156	55,231	234,930
ProFund VP Large-Cap Value	97,951	57,440	63,523	33,236	252,150
ProFund VP Large-Cap Growth	93,898	54,019	47,564	38,670	234,151
ProFund VP Mid-Cap Value	69,613	47,637	57,467	27,242	201,959
ProFund VP Mid-Cap Growth	80,676	53,088	71,990	50,634	256,388
ProFund VP Small-Cap Value	82,762	67,168	83,928	44,762	278,620
ProFund VP Small-Cap Growth	79,401	71,321	64,330	57,192	272,244
ProFund VP Asia 30	106,690	51,307	4,087	74,289	236,373
ProFund VP Europe 30	36,510	55,765	7,099	41,723	141,097
ProFund VP International	—	—	—	14,437	14,437
ProFund VP Emerging Markets	801	—	—	29,463	30,264
ProFund VP Japan	15,335	11,280	13,349	23,911	63,875
ProFund VP UltraBull	64,013	10,853	11,281	4,473	90,620
ProFund VP UltraMid-Cap	49,741	24,846	33,924	27,799	136,310
ProFund VP UltraSmall-Cap	34,841	28,092	36,731	33,907	133,571
ProFund VP UltraNASDAQ-100	65,680	31,874	37,377	25,502	160,433
ProFund VP Bear	77,338	44,422	32,721	5,166	159,647
ProFund VP Short Mid-Cap	9,924	9,498	7,337	1,491	28,250
ProFund VP Short Small-Cap	22,389	30,693	12,739	6,367	72,188
ProFund VP Short Dow 30	5,476	1,429	3,687	2,719	13,311
ProFund VP Short NASDAQ-100	44,947	21,074	19,645	10,069	95,735
ProFund VP Short International	4,189	2,917	4,038	2,413	13,557
ProFund VP Short Emerging Markets	5,422	3,223	2,263	4,202	15,110
ProFund VP UltraShort Dow 30	5,453	—	4,142	3,600	13,195
ProFund VP UltraShort NASDAQ-100	4,280	—	7,988	4,195	16,463
ProFund VP Banks	30,479	19,337	15,627	7,423	72,866
ProFund VP Basic Materials	89,196	62,023	42,684	43,805	237,708
ProFund VP Biotechnology	31,225	11,892	8,847	5,448	57,412
ProFund VP Consumer Goods	28,975	22,796	23,594	19,516	94,881
ProFund VP Consumer Services	23,581	24,087	38,416	24,414	110,498
ProFund VP Financials	55,521	42,736	31,673	22,700	152,630
ProFund VP Health Care	51,152	18,123	14,848	24,047	108,170
ProFund VP Industrials	33,620	37,617	41,467	27,122	139,826
ProFund VP Internet	12,169	14,048	13,190	7,593	47,000
ProFund VP Oil & Gas	155,284	98,078	60,715	118,395	432,472
ProFund VP Pharmaceuticals	15,367	20,198	6,533	13,375	55,473
ProFund VP Precious Metals	107,185	146,390	110,676	124,789	489,040
ProFund VP Real Estate	32,854	22,705	33,855	9,818	99,232
ProFund VP Semiconductor	13,234	9,009	8,651	6,353	37,247
ProFund VP Technology	18,478	20,720	7,827	11,151	58,176

342 :: Notes to Financial Statements :: December 31, 2011

	Expires 04/30/12	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Telecommunications	$28,034	$11,430	$14,763	$15,628	$69,855
ProFund VP Utilities	100,732	34,576	28,302	40,978	204,588
ProFund VP U.S. Government Plus	173,433	46,914	49,182	56,090	325,619
ProFund VP Rising Rates Opportunity	36,185	28,641	12,368	9,704	86,898
ProFund VP Falling U.S. Dollar	2,218	—	3,662	3,489	9,369
ProFund VP Money Market	491,368	249,555	177,987	182,959	1,101,869

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market through April 30, 2012 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2011, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Money Market	$2,933,033	$2,713,585	$1,898,103	$7,544,721

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2011 were as follows:

	Purchases	Sales
ProFund VP Bull	$2,617,289	$32,924,463
ProFund VP Small-Cap	2,782,861	4,715,672
ProFund VP NASDAQ-100	8,874,696	8,460,930
ProFund VP Large-Cap Value	76,608,532	86,879,376
ProFund VP Large-Cap Growth	102,167,539	107,804,285
ProFund VP Mid-Cap Value	128,845,554	130,021,502
ProFund VP Mid-Cap Growth	202,106,933	239,709,880
ProFund VP Small-Cap Value	66,958,032	67,971,941
ProFund VP Small-Cap Growth	138,493,804	155,427,348
ProFund VP Asia 30	34,761,102	75,221,156
ProFund VP Europe 30	46,998,212	67,979,710
ProFund VP Emerging Markets	7,997,083	23,249,834
ProFund VP UltraBull	303,144	210,255
ProFund VP UltraMid-Cap	2,459,003	14,978,493
ProFund VP UltraSmall-Cap	1,243,966	1,405,762
ProFund VP UltraNASDAQ-100	3,896,951	3,991,303
ProFund VP Banks	32,057,839	34,864,059
ProFund VP Basic Materials	30,262,748	70,232,271
ProFund VP Biotechnology	26,922,180	28,529,285
ProFund VP Consumer Goods	30,752,061	32,663,541
ProFund VP Consumer Services	32,333,699	36,265,758
ProFund VP Financials	12,079,462	17,888,110
ProFund VP Health Care	42,088,313	40,249,499
ProFund VP Industrials	45,417,591	50,424,553
ProFund VP Internet	8,307,893	21,186,965
ProFund VP Oil & Gas	69,664,087	106,783,923
ProFund VP Pharmaceuticals	54,667,954	45,595,555
ProFund VP Real Estate	31,668,532	35,536,376
ProFund VP Semiconductor	13,664,578	14,803,640
ProFund VP Technology	25,406,820	23,643,744
ProFund VP Telecommunications	40,522,098	49,705,853
ProFund VP Utilities	51,211,151	34,161,081

December 31, 2011 :: Notes to Financial Statements :: 343

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2011 were as follows:

	Purchases	Sales
ProFund VP Bull	$—	$9,511,878
ProFund VP NASDAQ-100	—	5,752,645
ProFund VP International	—	3,646,436
ProFund VP Emerging Markets	—	2,772,010
ProFund VP Japan	—	2,096,227
ProFund VP UltraMid-Cap	—	2,458,574
ProFund VP UltraSmall-Cap	—	5,036,933
ProFund VP Bear	—	5,040,926
ProFund VP Short NASDAQ-100	—	2,001,397
ProFund VP Precious Metals	—	42,067,274
ProFund VP U.S. Government Plus	169,188,305	168,685,844
ProFund VP Rising Rates Opportunity	—	17,480,533

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

The ProFunds VP use investment techniques and derivatives that may be considered aggressive. Because a ProFund VP’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose a ProFund VP to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and its benchmark, which may prevent the ProFund VP from achieving its investment objective. Additionally, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move in value that causes a material decline in the ProFund VP’s NAV, the terms of the swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the benchmark reverses all or a portion of its intraday move by the end of the day.

Active Investor Risk

The ProFunds VP permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. In order to achieve a high degree of correlation with its benchmark, certain ProFunds VP seek to rebalance their portfolios daily to keep exposure consistent with their investment objective. Being materially over- or under-exposed to its benchmark may prevent a ProFund VP from achieving a high degree of correlation with its benchmark. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the ProFund VP’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the benchmark’s movements. Because of this, it is unlikely that a ProFund VP will be perfectly exposed to its benchmark at the end of each day and

344 :: Notes to Financial Statements :: December 31, 2011

the likelihood of being materially under- or over-exposed is higher on days when the benchmark level is volatile near the close of the trading day. A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding benchmark reconstitutions and other benchmark rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on or around that day.

Certain ProFunds VP are “geared” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of a benchmark on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, geared ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of a benchmark’s return over periods longer than one day.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty fails to perform its obligations. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund VP, marked to market daily, in an amount approximately equal to the amount the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds VP enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation or inverse correlation with its underlying benchmark.

7. Federal Income Tax Information

As of the end of their tax year ended December 31, 2011, the following ProFunds VP have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP NASDAQ-100	$—	$—	$3,476,760	$—	$5,034,444	$—	$—	$8,511,204
ProFund VP Large-Cap Value	—	—	—	—	3,473,422	3,158,651	—	6,632,073
ProFund VP Large-Cap Growth	—	—	—	—	6,305,545	502,193	—	6,807,738
ProFund VP Mid-Cap Value	—	—	—	—	6,829,636	898,759	—	7,728,395
ProFund VP Mid-Cap Growth	—	—	—	—	4,302,609	—	—	4,302,609
ProFund VP Small-Cap Value	—	—	—	—	7,352,962	3,907,712	248,076	11,508,750
ProFund VP Europe 30	—	—	—	—	—	3,508,484	1,215,921	4,724,405
ProFund VP Emerging Markets	—	—	—	—	—	—	1,045,929	1,045,929
ProFund VP Japan	—	—	1,757,204	5,078,522	7,199,826	—	940,242	14,975,794
ProFund VP UltraMid-Cap	—	—	—	—	13,305,935	—	—	13,305,935

December 31, 2011 :: Notes to Financial Statements :: 345

	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP UltraNASDAQ-100	$—	$—	$—	$—	$55,849,116	$—	$—	$55,849,116
ProFund VP Bear	8,145,654	3,069,606	7,512,896	4,644,270	—	27,795,298	10,849,931	62,017,655
ProFund VP UltraShort Dow 30	—	—	—	—	—	—	138,319	138,319
ProFund VP Banks	—	—	—	—	—	6,837,887	4,222,982	11,060,869
ProFund VP Basic Materials	—	—	—	—	10,353,562	647,115	2,252,577	13,253,254
ProFund VP Biotechnology	—	—	1,478,851	—	1,895,782	3,158,653	129,849	6,663,135
ProFund VP Consumer Goods	—	—	—	—	1,896,407	1,239,150	—	3,135,557
ProFund VP Financials	—	—	—	—	6,088,472	3,025,224	986,600	10,100,296
ProFund VP Health Care	545,130	231,706	—	—	3,312,215	2,837,758	—	6,926,809
ProFund VP Industrials	—	—	—	—	2,630,383	2,898,569	—	5,528,952
ProFund VP Real Estate	—	—	—	—	1,750,648	1,722,531	508,395	3,981,574
ProFund VP Semiconductor	—	—	1,003,398	446,964	555,458	—	—	2,005,820
ProFund VP Technology	—	—	635,501	—	2,121,701	—	—	2,757,202
ProFund VP Telecommunications	—	—	—	—	4,673,452	1,865,774	—	6,539,226
ProFund VP Utilities	—	—	—	—	671,740	1,350,225	212,305	2,234,270
ProFund VP Rising Rates Opportunity	8,365,460	22,965,205	—	5,366,257	27,138,193	—	11,189,405	75,024,520
ProFund VP Falling U.S. Dollar	—	—	—	—	1,990,077	—	55,790	2,045,867

Pre-effective CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Mid-Cap	$—	$—	$—	$—	$1,028,610	$—	$—	$1,028,610
ProFund VP Small-Cap	—	—	—	—	—	52,996	—	52,996
ProFund VP Dow 30	—	—	—	—	23,610	4,562	91,591	119,763
ProFund VP NASDAQ-100	5,247,589	—	—	—	—	—	—	5,247,589
ProFund VP Mid-Cap Value	498,942	—	—	—	—	—	—	498,942
ProFund VP Europe 30	3,425,937	—	—	—	—	—	—	3,425,937
ProFund VP International	—	—	—	—	—	—	1,100,111	1,100,111
ProFund VP UltraBull	195,963	2,083,596	—	3,137,111	1,083,334	—	—	6,500,004
ProFund VP UltraSmall-Cap	—	3,023,489	—	2,015,660	1,007,830	—	—	6,046,979
ProFund VP UltraNASDAQ-100	4,102,666	2,051,333	—	—	—	—	—	6,153,999
ProFund VP Short Mid-Cap	—	—	197,273	150,769	—	153,796	76,898	578,736
ProFund VP Short Small-Cap	—	—	509,147	252,531	—	324,024	162,012	1,247,714
ProFund VP Short Dow 30	—	—	—	—	—	—	42,402	42,402
ProFund VP Short NASDAQ-100	401,299	401,299	401,299	401,299	401,299	—	802,596	2,809,091
ProFund VP Short International	—	—	—	—	—	489,072	202,835	691,907
ProFund VP Short Emerging Markets	—	—	—	—	30,002	846,614	127,986	1,004,602
ProFund VP UltraShort Dow 30	—	—	—	—	—	192,336	43,729	236,065
ProFund VP UltraShort NASDAQ-100	—	—	8,626	—	69,844	13,365	13,365	105,200
ProFund VP Banks	577,640	—	—	—	—	—	—	577,640
ProFund VP Consumer Services	—	—	—	—	—	—	642,050	642,050
ProFund VP Oil & Gas	—	1,013,966	—	—	—	—	—	1,013,966
ProFund VP Pharmaceuticals	515,277	481,014	424,035	—	1,019,005	481,013	481,014	3,401,358
ProFund VP Semiconductor	606,911	—	—	—	—	—	—	606,911
ProFund VP Technology	1,770,644	566,821	—	—	—	—	—	2,337,465
ProFund VP Utilities	226,080	—	—	—	—	—	—	226,080
ProFund VP U.S. Government Plus	—	—	—	—	—	10,665,606	—	10,665,606

Post-effective CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Bull	$1,199,592	$2,476,967	$3,676,559
ProFund VP Dow 30	704,513	1,719	706,232
ProFund VP Large-Cap Value	—	301,776	301,776
ProFund VP Europe 30	975,885	724,875	1,700,760
ProFund VP International	126,853	—	126,853
ProFund VP Emerging Markets	729,313	1,295,669	2,024,982
ProFund VP Japan	981,152	1,463,258	2,444,410
ProFund VP UltraBull	1,420,525	64,051	1,484,576
ProFund VP UltraMid-Cap	1,166,524	—	1,166,524
ProFund VP UltraSmall-Cap	7,445,573	—	7,445,573
ProFund VP UltraNASDAQ-100	1,565,048	—	1,565,048

346 :: Notes to Financial Statements :: December 31, 2011

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Bear	$3,431,795	$—	$3,431,795
ProFund VP Short Mid-Cap	290,914	13,605	304,519
ProFund VP Short Small-Cap	153,020	3,721	156,741
ProFund VP Short Dow 30	12,116	—	12,116
ProFund VP Short NASDAQ-100	1,643,225	—	1,643,225
ProFund VP Short Emerging Markets	22,573	—	22,573
ProFund VP UltraShort Dow 30	359,746	6,410	366,156
ProFund VP UltraShort NASDAQ-100	578,540	25,165	603,705
ProFund VP Banks	149,521	1,530,301	1,679,822
ProFund VP Consumer Goods	189,024	72,171	261,195
ProFund VP Financials	254,211	546,649	800,860
ProFund VP Health Care	1,697,713	—	1,697,713
ProFund VP Industrials	198,621	—	198,621
ProFund VP Pharmaceuticals	28,065	988	29,053
ProFund VP Precious Metals	23,723,155	—	23,723,155
ProFund VP Utilities	597,643	108,261	705,904
ProFund VP Rising Rates Opportunity	15,095,072	237,451	15,332,523
ProFund VP Falling U.S. Dollar	27,541	41,312	68,853

Post-effective CLCFs not subject to expiration that are limited as a result of changes in the ProFund VP ownership during the year and in prior years:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Dow 30	$353,706	$863	$354,569
ProFund VP International	2,040,596	—	2,040,596
ProFund VP Short Mid-Cap	466,453	21,814	488,267
ProFund VP Short Small-Cap	332,653	8,088	340,741
ProFund VP Short Dow 30	10,917	—	10,917
ProFund VP Short NASDAQ-100	842,177	—	842,177
ProFund VP Short International	424,015	—	424,015
ProFund VP Short Emerging Markets	59,639	—	59,639
ProFund VP UltraShort NASDAQ-100	175,272	7,624	182,896
ProFund VP Pharmaceuticals	365,910	12,884	378,794

The tax character of dividends paid to shareholders during the tax year ended December 31, 2011, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Bull	$—	$1,489,581	$1,489,581	$3	$1,489,584
ProFund VP Mid-Cap	903,341	433,308	1,336,649	—	1,336,649
ProFund VP Large-Cap Value	229,358	—	229,358	—	229,358
ProFund VP Mid-Cap Value	42,479	—	42,479	—	42,479
ProFund VP Small-Cap Growth	—	90,289	90,289	—	90,289
ProFund VP Asia 30	26,280	4,423,387	4,449,667	—	4,449,667
ProFund VP Europe 30	429,485	—	429,485	—	429,485
ProFund VP UltraBull	1,459,218	688,325	2,147,543	151,359	2,298,902
ProFund VP UltraSmall-Cap	5,442,437	1,296,507	6,738,944	312,345	7,051,289
ProFund VP Basic Materials	81,685	—	81,685	—	81,685
ProFund VP Consumer Goods	190,418	—	190,418	—	190,418
ProFund VP Health Care	78,225	—	78,225	—	78,225
ProFund VP Industrials	68,370	—	68,370	—	68,370
ProFund VP Internet	115,464	169,665	285,129	—	285,129
ProFund VP Oil & Gas	152,698	—	152,698	—	152,698
ProFund VP Pharmaceuticals	152,879	—	152,879	—	152,879
ProFund VP Precious Metals	2,375,651	—	2,375,651	—	2,375,651
ProFund VP Semiconductor	2,412	—	2,412	—	2,412
ProFund VP Telecommunications	458,265	—	458,265	—	458,265
ProFund VP Utilities	916,027	—	916,027	—	916,027
ProFund VP U.S. Government Plus	72,626	—	72,626	—	72,626
ProFund VP Money Market	39,170	—	39,170	—	39,170

December 31, 2011 :: Notes to Financial Statements :: 347

The tax character of dividends paid to shareholders during the tax year ended December 31, 2010, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Bull	$135,672	$—	$135,672	$—	$135,672
ProFund VP Mid-Cap	575,550	357,615	933,165	—	933,165
ProFund VP Large-Cap Value	379,799		379,799	—	379,799
ProFund VP Large-Cap Growth	25,501	—	25,501	—	25,501
ProFund VP Mid-Cap Value	182,331	—	182,331	—	182,331
ProFund VP Small-Cap Value	52,497	—	52,497	—	52,497
ProFund VP Asia 30	72,405	—	72,405	—	72,405
ProFund VP Europe 30	807,118	—	807,118	—	807,118
ProFund VP International	—	577,242	577,242	—	577,242
ProFund VP Emerging Markets	474,549	—	474,549	—	474,549
ProFund VP Banks	6,965	—	6,965	—	6,965
ProFund VP Basic Materials	336,513	—	336,513	—	336,513
ProFund VP Consumer Goods	155,850	—	155,850	—	155,850
ProFund VP Financials	88,722	—	88,722	—	88,722
ProFund VP Health Care	89,402	—	89,402	—	89,402
ProFund VP Industrials	57,189	—	57,189	—	57,189
ProFund VP Internet	239,837	83,822	323,659	—	323,659
ProFund VP Oil & Gas	304,297	—	304,297	—	304,297
ProFund VP Pharmaceuticals	399,470	—	399,470	—	399,470
ProFund VP Real Estate	661,759	—	661,759	143,178	804,937
ProFund VP Semiconductor	33,437	—	33,437	—	33,437
ProFund VP Telecommunications	452,783	—	452,783	—	452,783
ProFund VP Utilities	856,502	—	856,502	—	856,502
ProFund VP U.S. Government Plus	278,335	—	278,335	—	278,335
ProFund VP Money Market	44,671	—	44,671	—	44,671

As of the latest tax year ended December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$—	$—	$—	$(3,676,559)	$10,568,907	$6,892,348
ProFund VP Mid-Cap	—	—	—	(1,028,610)	(42,762)	(1,071,372)
ProFund VP Small-Cap	71,317	94,311	—	(52,996)	(53,760)	58,872
ProFund VP Dow 30	—	—	—	(1,180,564)	(4,406)	(1,184,970)
ProFund VP NASDAQ-100	—	—	—	(13,758,793)	7,596,128	(6,162,665)
ProFund VP Large-Cap Value	203,977	—	—	(6,933,849)	(4,123,381)	(10,853,253)
ProFund VP Large-Cap Growth	25,899	—	—	(6,807,738)	5,311,063	(1,470,776)
ProFund VP Mid-Cap Value	36,920	—	—	(8,227,337)	(246,345)	(8,436,762)
ProFund VP Mid-Cap Growth	—	—	—	(4,302,609)	4,231,344	(71,265)
ProFund VP Small-Cap Value	—	—	—	(11,508,750)	(1,337,265)	(12,846,015)
ProFund VP Small-Cap Growth	—	—	—	—	2,456,283	2,456,283
ProFund VP Asia 30	—	—	—	—	2,255,510	2,255,510
ProFund VP Europe 30	810,929	—	—	(9,851,102)	(812,769)	(9,852,942)
ProFund VP International	—	—	—	(3,267,560)	15,942	(3,251,618)
ProFund VP Emerging Markets	206,621	—	—	(3,070,911)	(843,735)	(3,708,025)
ProFund VP Japan	—	—	—	(17,420,204)	—	(17,420,204)
ProFund VP UltraBull	—	—	—	(7,984,580)	931,719	(7,052,861)
ProFund VP UltraMid-Cap	—	—	—	(14,472,459)	1,985,154	(12,487,305)
ProFund VP UltraSmall-Cap	—	—	—	(13,492,552)	(74,630)	(13,567,182)
ProFund VP UltraNASDAQ-100	—	—	—	(63,568,163)	4,312,118	(59,256,045)
ProFund VP Bear	—	—	—	(65,449,450)	172,479	(65,276,971)
ProFund VP Short Mid-Cap	—	—	—	(1,371,522)	89,395	(1,282,127)
ProFund VP Short Small-Cap	—	—	—	(1,745,196)	143,817	(1,601,379)
ProFund VP Short Dow 30	—	—	—	(65,435)	3,152	(62,283)
ProFund VP Short NASDAQ-100	—	—	—	(5,294,493)	41,686	(5,252,807)
ProFund VP Short International	72,323	—	—	(1,115,922)	(10,843)	(1,054,442)
ProFund VP Short Emerging Markets	—	—	—	(1,086,814)	5,898	(1,080,916)
ProFund VP UltraShort Dow 30	—	—	—	(740,540)	686	(739,854)
ProFund VP UltraShort NASDAQ-100	—	—	—	(891,801)	39,760	(852,041)
ProFund VP Banks	—	—	—	(13,318,331)	(3,656,443)	(16,974,774)

348 :: Notes to Financial Statements :: December 31, 2011

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Basic Materials	$81,925	$—	$—	$(13,253,254)	$2,497,718	$(10,673,611)
ProFund VP Biotechnology	—	—	—	(6,663,135)	1,527,979	(5,135,156)
ProFund VP Consumer Goods	167,801	—	—	(3,396,752)	3,607,771	378,820
ProFund VP Consumer Services	—	93,656	—	(642,050)	2,140,627	1,592,233
ProFund VP Financials	38,862	—	—	(10,901,156)	(5,550,218)	(16,412,512)
ProFund VP Health Care	118,627	—	—	(8,624,522)	5,169,764	(3,336,131)
ProFund VP Industrials	44,166	—	—	(5,727,573)	1,905,603	(3,777,804)
ProFund VP Internet	339,722	450,136	—	—	2,073,619	2,863,477
ProFund VP Oil & Gas	76,393	5,553,019	—	(1,013,966)	28,804,592	33,420,038
ProFund VP Pharmaceuticals	225,615	—	—	(3,809,205)	1,382,547	(2,201,043)
ProFund VP Precious Metals	—	—	—	(23,723,155)	(2,485,721)	(26,208,876)
ProFund VP Real Estate	255,899	—	—	(3,981,574)	3,769,489	43,814
ProFund VP Semiconductor	6,838	—	—	(2,612,731)	13,935	(2,591,958)
ProFund VP Technology	—	—	—	(5,094,667)	4,138,780	(955,887)
ProFund VP Telecommunications	443,513	—	—	(6,539,226)	(3,459)	(6,099,172)
ProFund VP Utilities	1,039,188	—	—	(3,166,254)	12,299,611	10,172,545
ProFund VP U.S. Government Plus	10,076,403	—	—	(10,665,606)	2,602,724	2,013,521
ProFund VP Rising Rates Opportunity	—	—	—	(90,357,043)	(1,407,208)	(91,764,251)
ProFund VP Falling U.S. Dollar	—	—	—	(2,114,720)	—	(2,114,720)
ProFund VP Money Market	—	—	—	—	—	—

At December 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$80,633,784	$19,934,506	$(9,043,939)	$10,890,567
ProFund VP Mid-Cap	6,526,000	—	—	—
ProFund VP Small-Cap	7,095,939	133,534	(120,354)	13,180
ProFund VP Dow 30	807,000	—	—	—
ProFund VP NASDAQ-100	38,475,009	10,970,130	(3,211,530)	7,758,600
ProFund VP Large-Cap Value	26,412,023	5,210,145	(9,333,526)	(4,123,381)
ProFund VP Large-Cap Growth	24,619,461	8,853,783	(3,542,720)	5,311,063
ProFund VP Mid-Cap Value	26,537,782	4,890,099	(5,136,444)	(246,345)
ProFund VP Mid-Cap Growth	28,363,370	9,018,010	(4,786,666)	4,231,344
ProFund VP Small-Cap Value	26,595,878	3,729,816	(5,067,081)	(1,337,265)
ProFund VP Small-Cap Growth	37,065,604	7,597,166	(5,140,883)	2,456,283
ProFund VP Asia 30	37,287,423	17,184,366	(14,928,856)	2,255,510
ProFund VP Europe 30	22,799,707	5,984,828	(6,797,597)	(812,769)
ProFund VP International	5,686,000	—	—	—
ProFund VP Emerging Markets	17,294,909	1,169,389	(2,006,724)	(837,335)
ProFund VP Japan	6,484,000	—	—	—
ProFund VP UltraBull	14,656,305	1,604,476	(653,132)	951,344
ProFund VP UltraMid-Cap	14,447,225	4,099,818	(1,930,071)	2,169,747
ProFund VP UltraSmall-Cap	21,389,109	731,630	(306,236)	425,394
ProFund VP UltraNASDAQ-100	26,572,228	7,462,852	(2,903,811)	4,559,041
ProFund VP Bear	21,576,000	—	—	—
ProFund VP Short Mid-Cap	2,288,000	—	—	—
ProFund VP Short Small-Cap	5,467,000	—	—	—
ProFund VP Short Dow 30	81,000	—	—	—
ProFund VP Short NASDAQ-100	11,413,000	—	—	—
ProFund VP Short International	2,803,000	—	—	—
ProFund VP Short Emerging Markets	1,944,000	—	—	—
ProFund VP UltraShort Dow 30	313,000	—	—	—
ProFund VP UltraShort NASDAQ-100	1,696,000	—	—	—
ProFund VP Banks	5,122,435	691,975	(4,348,292)	(3,656,317)
ProFund VP Basic Materials	27,718,050	15,088,805	(12,591,087)	2,497,718
ProFund VP Biotechnology	3,223,116	3,013,126	(1,484,859)	1,528,267
ProFund VP Consumer Goods	14,308,661	6,063,831	(2,456,060)	3,607,771
ProFund VP Consumer Services	16,654,805	3,226,558	(1,085,931)	2,140,627

December 31, 2011 :: Notes to Financial Statements :: 349

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Financials	$23,501,986	$7,033,106	$(12,583,324)	$(5,550,218)
ProFund VP Health Care	19,074,374	10,096,194	(4,926,430)	5,169,764
ProFund VP Industrials	8,854,347	4,257,372	(2,351,769)	1,905,603
ProFund VP Internet	2,489,592	2,728,193	(654,574)	2,073,619
ProFund VP Oil & Gas	30,289,486	36,520,137	(7,714,321)	28,805,816
ProFund VP Pharmaceuticals	13,874,052	2,904,286	(1,520,335)	1,383,951
ProFund VP Precious Metals	104,803,000	—	—	—
ProFund VP Real Estate	10,174,466	7,345,689	(3,576,200)	3,769,489
ProFund VP Semiconductor	976,675	545,808	(531,785)	14,023
ProFund VP Technology	12,207,655	7,559,782	(3,420,942)	4,138,840
ProFund VP Telecommunications	4,046,514	1,434,593	(1,437,524)	(2,931)
ProFund VP Utilities	47,690,707	17,365,089	(5,065,478)	12,299,611
ProFund VP U.S. Government Plus	61,200,805	525,927	(67,029)	458,898
ProFund VP Rising Rates Opportunity	26,502,000	—	—	—
ProFund VP Falling U.S. Dollar	1,413,000	—	—	—
ProFund VP Money Market	199,654,000	—	—	—

8. Legal and Regulatory Matters

In December 2007, the ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

350 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following fifty funds included in the ProFunds Trust:

ProFund VP Bull	ProFund VP UltraMid-Cap	ProFund VP Financials
ProFund VP Mid-Cap	ProFund VP UltraSmall-Cap	ProFund VP Health Care
ProFund VP Small-Cap	ProFund VP UltraNASDAQ-100	ProFund VP Industrials
ProFund VP Dow 30	ProFund VP Bear	ProFund VP Internet
ProFund VP NASDAQ-100	ProFund VP Short Mid-Cap	ProFund VP Oil & Gas
ProFund VP Large-Cap Value	ProFund VP Short Small-Cap	ProFund VP Pharmaceuticals
ProFund VP Large-Cap Growth	ProFund VP Short Dow 30	ProFund VP Precious Metals
ProFund VP Mid-Cap Value	ProFund VP Short NASDAQ-100	ProFund VP Real Estate
ProFund VP Mid-Cap Growth	ProFund VP Short International	ProFund VP Semiconductor
ProFund VP Small-Cap Value	ProFund VP Short Emerging Markets	ProFund VP Technology
ProFund VP Small-Cap Growth	ProFund VP UltraShort Dow 30	ProFund VP Telecommunications
ProFund VP Asia 30	ProFund VP UltraShort NASDAQ-100	ProFund VP Utilities
ProFund VP Europe 30	ProFund VP Banks	ProFund VP U.S. Government Plus
ProFund VP International	ProFund VP Basic Materials	ProFund VP Rising Rates Opportunity
ProFund VP Emerging Markets	ProFund VP Biotechnology	ProFund VP Falling U.S. Dollar
ProFund VP Japan	ProFund VP Consumer Goods	ProFund VP Money Market
ProFund VP UltraBull	ProFund VP Consumer Services

(hereafter collectively referred to as the “Funds”) at December 31, 2011, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 23, 2012

Additional Tax Information (unaudited) :: 351

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2011, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends Received Deduction
ProFund VP Large-Cap Value	100.00%
ProFund VP Mid-Cap Value	100.00%
ProFund VP UltraBull	6.34%
ProFund VP UltraSmall-Cap	0.57%
ProFund VP Basic Materials	100.00%
ProFund VP Consumer Goods	100.00%
ProFund VP Health Care	100.00%
ProFund VP Industrials	100.00%
ProFund VP Internet	14.58%
ProFund VP Oil & Gas	100.00%
ProFund VP Pharmaceuticals	100.00%
ProFund VP Semiconductor	100.00%
ProFund VP Telecommunications	100.00%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2011, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term Capital Gain
ProFund VP Bull	$1,489,581
ProFund VP Mid-Cap	433,308
ProFund VP Small-Cap Growth	687,001
ProFund VP Asia 30	6,567,031
ProFund VP UltraBull	688,325
ProFund VP UltraSmall-Cap	1,296,507
ProFund VP Internet	1,047,156

For the fiscal year ended December 31, 2011, the amount of short-term capital gain designated by the ProFunds VP were as follows:

Short-Term Capital Gain
ProFund VP Mid-Cap	$903,341
ProFund VP UltraBull	1,459,218
ProFund VP UltraSmall-Cap	5,442,437
ProFund VP Internet	777,714
ProFund VP Precious Metals	2,375,651
ProFund VP U.S. Government Plus	70,436

352 :: Board Approval of Investment Advisory Agreement :: December 31, 2011 (unaudited)

At a meeting held on September 20, 2011, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided.

December 31, 2011 (unaudited) :: Board Approval of Investment Advisory Agreement :: 353

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and that such information as is available is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2011. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3- and 6-month periods and the 1-, 3- and 5-year periods ended June 30, 2011. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was competitive.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

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Expense Examples

356 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2011 and held for the entire period from July 1, 2011 through December 31, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
ProFund VP Bull	$1,000.00	$952.60	$8.27	1.68%
ProFund VP Mid-Cap	1,000.00	894.60	8.02	1.68%
ProFund VP Small-Cap	1,000.00	900.60	8.05	1.68%
ProFund VP Dow 30	1,000.00	984.80	8.70	1.74%
ProFund VP NASDAQ-100	1,000.00	973.60	8.36	1.68%
ProFund VP Large-Cap Value	1,000.00	945.60	8.24	1.68%
ProFund VP Large-Cap Growth	1,000.00	973.80	8.36	1.68%
ProFund VP Mid-Cap Value	1,000.00	910.60	8.09	1.68%
ProFund VP Mid-Cap Growth	1,000.00	885.20	7.98	1.68%
ProFund VP Small-Cap Value	1,000.00	931.00	8.18	1.68%
ProFund VP Small-Cap Growth	1,000.00	917.70	8.12	1.68%
ProFund VP Asia 30	1,000.00	723.40	7.30	1.68%
ProFund VP Europe 30	1,000.00	844.80	7.81	1.68%
ProFund VP International	1,000.00	822.60	7.53	1.64%
ProFund VP Emerging Markets	1,000.00	827.80	7.74	1.68%
ProFund VP Japan	1,000.00	847.20	7.82	1.68%
ProFund VP UltraBull	1,000.00	868.90	8.15	1.73%
ProFund VP UltraMid-Cap	1,000.00	752.10	7.42	1.68%
ProFund VP UltraSmall-Cap	1,000.00	738.90	7.36	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	915.30	8.11	1.68%
ProFund VP Bear	1,000.00	982.50	8.39	1.68%
ProFund VP Short Mid-Cap	1,000.00	1,018.60	8.55	1.68%
ProFund VP Short Small-Cap	1,000.00	997.40	8.46	1.68%
ProFund VP Short Dow 30	1,000.00	958.70	8.29	1.68%
ProFund VP Short NASDAQ-100	1,000.00	962.50	8.31	1.68%
ProFund VP Short International	1,000.00	1,104.50	8.91	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,109.10	8.93	1.68%
ProFund VP UltraShort Dow 30	1,000.00	873.20	7.93	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	891.20	8.01	1.68%
ProFund VP Banks	1,000.00	807.50	7.65	1.68%
ProFund VP Basic Materials	1,000.00	819.10	7.70	1.68%
ProFund VP Biotechnology	1,000.00	947.90	8.25	1.68%
ProFund VP Consumer Goods	1,000.00	996.50	8.45	1.68%
ProFund VP Consumer Services	1,000.00	982.50	8.39	1.68%
ProFund VP Financials	1,000.00	878.50	7.95	1.68%
ProFund VP Health Care	1,000.00	973.90	8.36	1.68%
ProFund VP Industrials	1,000.00	913.90	8.10	1.68%
ProFund VP Internet	1,000.00	885.80	7.99	1.68%
ProFund VP Oil & Gas	1,000.00	924.30	8.15	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,045.90	8.66	1.68%
ProFund VP Precious Metals	1,000.00	904.50	8.06	1.68%
ProFund VP Real Estate	1,000.00	957.60	8.29	1.68%
ProFund VP Semiconductor	1,000.00	951.90	8.27	1.68%
ProFund VP Technology	1,000.00	977.60	8.37	1.68%
ProFund VP Telecommunications	1,000.00	958.90	8.30	1.68%
ProFund VP Utilities	1,000.00	1,079.50	8.81	1.68%

Expense Examples (unaudited) :: 357

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
ProFund VP U.S. Government Plus	$1,000.00	$1,421.20	$8.42	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	649.90	6.90	1.66%
ProFund VP Falling U.S. Dollar	1,000.00	919.80	8.13	1.68%
ProFund VP Money Market	1,000.00	1,000.10	—	0.00%

*            Expenses are equal to the average account value over the period multiplied by the ProFund VP’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

358 :: Expense Examples (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
ProFund VP Bull	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Dow 30	1,000.00	1,016.43	8.84	1.74%
ProFund VP NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Large-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Asia 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Europe 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP International	1,000.00	1,016.94	8.34	1.64%
ProFund VP Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP Japan	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraBull	1,000.00	1,016.48	8.79	1.73%
ProFund VP UltraMid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Bear	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Mid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Dow 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short International	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraShort Dow 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Banks	1,000.00	1,016.74	8.54	1.68%
ProFund VP Basic Materials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Biotechnology	1,000.00	1,016.74	8.54	1.68%
ProFund VP Consumer Goods	1,000.00	1,016.74	8.54	1.68%
ProFund VP Consumer Services	1,000.00	1,016.74	8.54	1.68%
ProFund VP Financials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Health Care	1,000.00	1,016.74	8.54	1.68%
ProFund VP Industrials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Internet	1,000.00	1,016.74	8.54	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.74	8.54	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Precious Metals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Real Estate	1,000.00	1,016.74	8.54	1.68%
ProFund VP Semiconductor	1,000.00	1,016.74	8.54	1.68%
ProFund VP Technology	1,000.00	1,016.74	8.54	1.68%
ProFund VP Telecommunications	1,000.00	1,016.74	8.54	1.68%
ProFund VP Utilities	1,000.00	1,016.74	8.54	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,018.25	7.02	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.84	8.44	1.66%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.74	8.54	1.68%
ProFund VP Money Market	1,000.00	1,025.21	—	0.00%

*            Expenses are equal to the average account value over the period multiplied by the ProFund VP’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Trustees and Officers (unaudited) :: 359

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present

Chairman and Chief Executive Officer of the Advisor (April  1997 to present); ProShare Advisors LLC (November  2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present)

				ProFunds (112); Access One Trust (3); ProShares Trust (108)	None

*            The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC and any registered investment companies that have an investment advisor that is an affiliated person of the ProFund Advisors LLC.

**     Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

360 :: Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Jack P. Huntington 100 Summer Street Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (1993 to 2007)

Kenneth D. Schiltz 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/77	Assistant Treasurer	Indefinite; March 2011 to present	Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2005 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (2000 to 2005)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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P.O. Box 182800
Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/11

CLASSIC PROFUNDS VP

Bull
Small-Cap
Europe 30

NON-EQUITY PROFUNDS VP

Rising Rates Opportunity

DECEMBER 31, 2011

Annual Report

1	Message from the Chairman
3	Management Discussion of Fund Performance
7	Financial Statements and Financial Highlights
8	ProFund VP Bull
18	ProFund VP Small-Cap
34	ProFund VP Europe 30
39	ProFund VP Rising Rates Opportunity
45	Notes to Financial Statements
56	Report of Independent Registered Public Accounting Firm
57	Additional Tax Information
58	Board Approval of Investment Advisory Agreement
61	Expense Examples
63	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2011.

Foreign Equity Markets Flounder; U.S. Markets Are Mixed

Many major equity markets worldwide declined in 2011, as the European debt crisis and fears about global economic growth sent investors searching for safer investments. U.S. markets were among the most resilient. The S&P 500® Index ended the 12-month period with a small gain of 2.1% after an extremely volatile second half, which included the U.S. credit rating downgrade and deteriorating conditions in Europe. Smaller capitalization U.S. stocks underperformed large cap stocks, with the S&P MidCap 400® Index and the Russell 2000® Index down 1.7% and 4.2%, respectively.

Sector indexes delivered mixed returns for the 12-month period, as measured by the Dow Jones U.S. Industry IndexesSM. The utilities, health care, and consumer goods sectors were strong performers, with gains of 19.2%, 11.8% and 8.8%, respectively. But basic materials and financials were weak, with declines of 14.7% and 12.8%, respectively. Other sectors posted moderately positive to flat returns.

Foreign equity markets sustained heavy losses in 2011, as contagion from the European debt crisis spilled over into other developed and emerging markets. The MSCI EAFE Index fell 11.7%, the MSCI Europe Index dropped 10.5%, and the MSCI Emerging Market Index was especially hard hit, down 18.3%.

The U.S. dollar gained 1.5% against the basket of major currencies that comprise the U.S. Dollar Index, with strong gains in the second half of the year making up for weakness in the first half.

Treasury Market Soars

U.S. Treasury securities soared amid a massive flight to quality, as investors shed equities and other risk assets in favor of “safe-haven” U.S. government debt. The Ryan Labs Treasury 10 Year Index was up 17.0% during the 12-month period and the Ryan Labs Treasury 30 Year Index rose a remarkable 35.3%. The broader fixed income market gained 7.8%, as measured by the Barclays Capital U.S. Aggregate Bond Index®.

Whether you are bullish or bearish on different segments of the market, we offer tools that can help you express your view and manage risk. To learn more about our innovative array of funds, please visit us at ProFunds.com.

We appreciate the trust and confidence you have placed in us by investing in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

(1)          All investment performance index figures above reflect total return performance. You may not invest directly in an index.

(2)          All sector returns refer to Dow Jones Sector/Industry Indexes.

1

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Management Discussion of Fund Performance

4  ::  Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”)(1) is designed to seek daily investment results that, before fees and expenses, correspond to the performance of a daily benchmark such as the daily performance or multiple (e.g., 1.25x or 2x), inverse (-1x) or inverse multiple (e.g., -1.25x or -2x) of the daily performance of an index or security (each such index or security, a “benchmark”). ProFund Advisors LLC (“PFA”), the Funds’ investment advisor, uses a mathematical approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.(2)

Each Geared Fund, those other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Money Market seeks investment results for a single day only, not for longer periods. The return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company, other than for cash management purposes. In addition, PFA does not conduct conventional research or analysis (other than determining counterparty creditworthiness); forecast market movements; trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds use investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). The use of these investment techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a Fund’s benchmark, including credit or counterparty risk on the amount the Fund expects to receive from a derivatives counterparty. If a counterparty becomes bankrupt, or otherwise fails to perform on its obligations, the value of your investment in the Fund may decline. The Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically only enter into derivatives with counterparties that PFA has determined to be large, well capitalized and well established financial institutions.

Factors that materially affected the performance of each Fund during the year ended December 31, 2011(3):

•                  Primary factors affecting Fund performance include the following: the total return of the benchmark; the volatility of the benchmark; financing rates paid or earned by the Fund associated with cash and derivative positions utilized in obtaining leveraged, inverse or inverse leveraged exposure to the benchmark; and fees, expenses, and transaction costs.

•                  Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are the principal factors driving fund performance.(4)

•                  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to return a multiple (e.g., 1.25x or 2x), the inverse (-1x) or an inverse multiple (e.g., -1.25x or -2x) of its benchmark return for a single day only. The return of a Geared Fund for a period longer than one day is the result of its return for each day compounded over the period and thus is likely to differ from the Geared Fund’s multiple times the return of the Geared Fund’s benchmark for the period. Compounding is a universal mathematical concept that applies to all investments, but has a magnified effect on leveraged, inverse and inverse leveraged funds. When held for longer than one day, compounding can improve returns (i.e., increase returns or decrease losses) in trending low volatility markets as compared to the index returns times the Fund multiple. In more volatile periods, compounding commonly reduces returns or increases losses over periods greater than one day as compared to the benchmark return times the Fund multiple. The magnitude of such differences attributable to compounding is a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, benchmark volatility and magnitude of benchmark return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of benchmark return will generally contribute to more adverse (beneficial) deviations.

(1)          Other than ProFund VP Money Market

(2)          A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of twice (2x) the daily return of the NASDAQ-100 Index.

(3)          Past performance is not a guarantee of future results.

(4)          Unlike the ProFunds VP, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will generally differ from the Fund’s benchmark performance.

Management Discussion of Fund Performance (unaudited)  ::  5

Daily volatility for the U.S. equity markets increased from a year ago. For example, the volatility for the S&P 500 for the year ended December 31, 2011, was 23.37%, which was higher than the prior year’s volatility of 18.06%. The volatility of each benchmark is shown below.

Underlying Benckmark	One Year Benchmark Volatility
ProFunds Asia 30 Index®	32.36%
Bank of New York Mellon Emerging Markets 50 ADR Index	27.96%
Dow Jones Internet Composite Index	29.69%
Dow Jones Industrial Average	20.96%
Dow Jones Precious Metals Index	30.41%
Dow Jones U.S. Banks Index	39.61%
Dow Jones U.S. Basic Materials Index	33.63%
Dow Jones U.S. Biotechnology Index	22.05%
Dow Jones U.S. Consumer Goods Index	18.11%
Dow Jones U.S. Consumer Services Index	22.40%
Dow Jones U.S. Financials Index	32.45%
Dow Jones U.S. Health Care Index	19.93%
Dow Jones U.S. Industrials Index	27.71%
Dow Jones U.S. Oil & Gas Index	30.94%
Dow Jones U.S. Pharmaceuticals Index	17.76%
Dow Jones U.S. Real Estate Index	28.67%
Dow Jones U.S. Semiconductors Index	28.63%
Dow Jones U.S. Technology Index	24.41%
Dow Jones U.S. Telecommunications Index	18.41%
Dow Jones U.S. Utilities Index	17.22%
ProFunds Europe 30 Index®	31.22%
MSCI EAFE Index®	23.25%
NASDAQ-100® Index	23.85%
Nikkei 225 Stock Average	23.78%
Russell 2000® Index	33.12%
Ryan Labs 30 Year Treasury Return Index	20.16%
S&P 500 Growth Index	22.46%
S&P 500 Value Index	24.76%
S&P 500® Index	23.37%
S&P MidCap 400 Index	28.69%
S&P MidCap 400 Growth Index	28.91%
S&P MidCap 400 Value Index	28.76%
S&P SmallCap 600 Growth Index	31.42%
S&P SmallCap 600 Value Index	35.60%
U.S. Dollar Index	9.02%

6  ::  Management Discussion of Fund Performance (unaudited)

•                  Cost of Obtaining Leverage, Inverse and Inverse Leveraged Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark was generally negatively impacted by costs associated with leveraged investment techniques. Similarly, certain Inverse Funds, primarily those benchmarked to International and Treasury indexes, were negatively impacted due to unfavorable financing rates. The performance impact with obtaining leveraged, inverse or inverse leveraged varied over the period.

One week Libor, (the most common benchmark financing rate for the Funds) was 0.25% at the beginning of the period and lessened to 0.21% at the end of the period. Each Ultra ProFund VP essentially pays one times this rate plus a spread, while each Inverse ProFund VP (including ProFund VP Bear) and UltraShort ProFund VP (including ProFund VP UltraShort Dow 30) essentially receives two. and three times this rate plus a spread, respectively.

•                  Stock Dividends and Bond Income: The performance of Funds with an investment objective that is a positive multiple of a benchmark was positively impacted by effectively capturing a multiple of the dividend or income yield associated with the benchmark. Inverse Funds were negatively impacted by virtue of effectively paying out a multiple of the dividend or income yield associated with the benchmark.

•                  Fees, Expenses and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple, have inverse or inverse multiples and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other funds’ benchmarks.

Financial Statements and Financial Highlights

8  ::  ProFund VP Bull  ::  Management Discussion of Fund Performance

ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 0.00%. For the same period, the Index had a total return of 2.09%(1) and a volatility of 23.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Bull	0.00%	-2.01%	0.92%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bull	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	42%
Futures Contracts	14%
Swap Agreements	44%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.5%
Apple Computer, Inc.	1.4%
International Business Machines Corp.	0.8%
Chevron Corp.	0.8%
Microsoft Corp.	0.7%

S&P 500 Index – Composition

% of Index
Consumer Non-Cyclical	23%
Financial	14%
Technology	14%
Energy	12%
Industrial	11%
Communications	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements  ::  ProFund VP Bull  ::  9

Schedule of Portfolio Investments  ::  December 31, 2011

Common Stocks (41.8%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,420	$197,787
Abbott Laboratories (Pharmaceuticals)	5,412	304,317
Abercrombie & Fitch Co.—Class A (Retail)	308	15,043
Accenture PLC—Class A (Computers)	2,244	119,448
ACE, Ltd. (Insurance)	1,188	83,303
Adobe Systems, Inc.* (Software)	1,716	48,511
Advanced Micro Devices, Inc.* (Semiconductors)	2,024	10,930
Aetna, Inc. (Healthcare-Services)	1,276	53,834
AFLAC, Inc. (Insurance)	1,628	70,427
Agilent Technologies, Inc.* (Electronics)	1,188	41,497
AGL Resources, Inc. (Gas)	397	16,757
Air Products & Chemicals, Inc. (Chemicals)	748	63,722
Airgas, Inc. (Chemicals)	220	17,178
Akamai Technologies, Inc.* (Internet)	616	19,884
Alcoa, Inc. (Mining)	3,696	31,970
Allegheny Technologies, Inc. (Iron/Steel)	352	16,826
Allergan, Inc. (Pharmaceuticals)	1,056	92,653
Allstate Corp. (Insurance)	1,760	48,242
Alpha Natural Resources, Inc.* (Coal)	748	15,282
Altera Corp. (Semiconductors)	1,100	40,810
Altria Group, Inc. (Agriculture)	7,172	212,650
Amazon.com, Inc.* (Internet)	1,276	220,876
Ameren Corp. (Electric)	836	27,697
American Electric Power, Inc. (Electric)	1,672	69,070
American Express Co. (Diversified Financial Services)	3,520	166,038
American International Group, Inc.* (Insurance)	1,540	35,728
American Tower Corp. (Telecommunications)	1,364	81,854
Ameriprise Financial, Inc. (Diversified Financial Services)	792	39,315
AmerisourceBergen Corp. (Pharmaceuticals)	880	32,727
Amgen, Inc. (Biotechnology)	2,772	177,990
Amphenol Corp.—Class A (Electronics)	572	25,963
Anadarko Petroleum Corp. (Oil & Gas)	1,716	130,982
Analog Devices, Inc. (Semiconductors)	1,056	37,784
AON Corp. (Insurance)	1,144	53,539
Apache Corp. (Oil & Gas)	1,320	119,566
Apartment Investment and Management Co.—Class A (REIT)	440	10,080
Apollo Group, Inc.—Class A* (Commercial Services)	396	21,333
Apple Computer, Inc.* (Computers)	3,256	1,318,680
Applied Materials, Inc. (Semiconductors)	4,532	48,538
Archer-Daniels-Midland Co. (Agriculture)	2,332	66,695
Assurant, Inc. (Insurance)	308	12,646
AT&T, Inc. (Telecommunications)	20,636	624,033
Autodesk, Inc.* (Software)	792	24,021
Automatic Data Processing, Inc. (Commercial Services)	1,716	92,681
AutoNation, Inc.* (Retail)	176	6,489
AutoZone, Inc.* (Retail)	88	28,597
AvalonBay Communities, Inc. (REIT)	352	45,971
Avery Dennison Corp. (Household Products/Wares)	352	10,095
Avon Products, Inc. (Cosmetics/Personal Care)	1,496	26,135
Baker Hughes, Inc. (Oil & Gas Services)	1,540	74,906
Ball Corp. (Packaging & Containers)	572	20,426
Bank of America Corp. (Banks)	35,288	196,201
Bank of New York Mellon Corp. (Banks)	4,224	84,100
Bard (C.R.), Inc. (Healthcare-Products)	308	26,334
Baxter International, Inc. (Healthcare-Products)	1,980	97,970
BB&T Corp. (Banks)	2,420	60,911
Beam, Inc. (Beverages)	528	27,049
Becton, Dickinson & Co. (Healthcare-Products)	748	55,891
Bed Bath & Beyond, Inc.* (Retail)	836	48,463
Bemis Co., Inc. (Packaging & Containers)	352	10,588
Berkshire Hathaway, Inc.—Class B* (Insurance)	6,116	466,651
Best Buy Co., Inc. (Retail)	1,012	23,650
Big Lots, Inc.* (Retail)	220	8,307
Biogen Idec, Inc.* (Biotechnology)	836	92,002
BlackRock, Inc. (Diversified Financial Services)	352	62,741
BMC Software, Inc.* (Software)	572	18,750
Boeing Co. (Aerospace/Defense)	2,596	190,417
BorgWarner, Inc.* (Auto Parts & Equipment)	396	25,241
Boston Properties, Inc. (REIT)	528	52,589
Boston Scientific Corp.* (Healthcare-Products)	5,148	27,490
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,896	207,775
Broadcom Corp.—Class A (Semiconductors)	1,672	49,090
Brown-Forman Corp. (Beverages)	352	28,340
C.H. Robinson Worldwide, Inc. (Transportation)	572	39,914
CA, Inc. (Software)	1,276	25,794
Cablevision Systems Corp. NY—Class A (Media)	748	10,637
Cabot Oil & Gas Corp. (Oil & Gas)	352	26,717
Cameron International Corp.* (Oil & Gas Services)	836	41,123
Campbell Soup Co. (Food)	616	20,476
Capital One Financial Corp. (Banks)	1,584	66,987
Cardinal Health, Inc. (Pharmaceuticals)	1,188	48,245
CareFusion Corp.* (Healthcare-Products)	792	20,125
CarMax, Inc.* (Retail)	792	24,140
Carnival Corp.—Class A (Leisure Time)	1,584	51,702
Caterpillar, Inc. (Machinery-Construction & Mining)	2,244	203,306
CBRE Group, Inc.—Class A* (Real Estate)	1,144	17,412
CBS Corp.—Class B (Media)	2,288	62,096
Celgene Corp.* (Biotechnology)	1,540	104,104
CenterPoint Energy, Inc. (Gas)	1,496	30,055
CenturyLink, Inc. (Telecommunications)	2,156	80,203
Cerner Corp.* (Software)	528	32,340
CF Industries Holdings, Inc. (Chemicals)	220	31,896
Chesapeake Energy Corp. (Oil & Gas)	2,288	51,000
Chevron Corp. (Oil & Gas)	6,952	739,693
Chipotle Mexican Grill, Inc.* (Retail)	88	29,721
Chubb Corp. (Insurance)	968	67,005
CIGNA Corp. (Healthcare-Services)	1,012	42,504
Cincinnati Financial Corp. (Insurance)	572	17,423
Cintas Corp. (Textiles)	396	13,785
Cisco Systems, Inc. (Telecommunications)	18,700	338,096
Citigroup, Inc. (Banks)	10,164	267,415
Citrix Systems, Inc.* (Software)	660	40,075
Cliffs Natural Resources, Inc. (Iron/Steel)	484	30,177
Clorox Co. (Household Products/Wares)	440	29,286
CME Group, Inc. (Diversified Financial Services)	220	53,607
CMS Energy Corp. (Electric)	880	19,430
Coach, Inc. (Apparel)	1,012	61,773
Coca-Cola Co. (Beverages)	7,920	554,162
Coca-Cola Enterprises, Inc. (Beverages)	1,100	28,358
Cognizant Technology Solutions Corp.* (Computers)	1,056	67,911

See accompanying notes to the financial statements.

10  ::  ProFund VP Bull  ::  Financial Statements

Common Stocks, continued

	Shares	Value
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,672	$154,476
Comcast Corp.—Class A (Media)	9,504	225,340
Comerica, Inc. (Banks)	704	18,163
Computer Sciences Corp. (Computers)	528	12,514
ConAgra Foods, Inc. (Food)	1,452	38,333
ConocoPhillips (Oil & Gas)	4,620	336,659
CONSOL Energy, Inc. (Coal)	792	29,066
Consolidated Edison, Inc. (Electric)	1,012	62,774
Constellation Brands, Inc.* (Beverages)	616	12,733
Constellation Energy Group, Inc. (Electric)	704	27,928
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	572	30,974
Corning, Inc. (Telecommunications)	5,456	70,819
Costco Wholesale Corp. (Retail)	1,496	124,647
Coventry Health Care, Inc.* (Healthcare-Services)	484	14,699
Covidien PLC (Healthcare-Products)	1,672	75,257
CSX Corp. (Transportation)	3,652	76,911
Cummins, Inc. (Machinery-Diversified)	660	58,093
CVS Caremark Corp. (Retail)	4,532	184,815
D.R. Horton, Inc. (Home Builders)	968	12,206
Danaher Corp. (Miscellaneous Manufacturing)	1,980	93,139
Darden Restaurants, Inc. (Retail)	440	20,055
DaVita, Inc.* (Healthcare-Services)	308	23,350
Dean Foods Co.* (Food)	660	7,392
Deere & Co. (Machinery-Diversified)	1,452	112,312
Dell, Inc.* (Computers)	5,324	77,890
Denbury Resources, Inc.* (Oil & Gas)	1,364	20,596
DENTSPLY International, Inc. (Healthcare-Products)	484	16,935
Devon Energy Corp. (Oil & Gas)	1,408	87,296
DeVry, Inc. (Commercial Services)	220	8,461
Diamond Offshore Drilling, Inc. (Oil & Gas)	264	14,589
DIRECTV—Class A* (Media)	2,464	105,361
Discover Financial Services (Diversified Financial Services)	1,892	45,408
Discovery Communications, Inc.—Class A* (Media)	924	37,856
Dollar Tree, Inc.* (Retail)	396	32,912
Dominion Resources, Inc. (Electric)	1,980	105,098
Dover Corp. (Miscellaneous Manufacturing)	660	38,313
Dr. Pepper Snapple Group, Inc. (Beverages)	748	29,531
DTE Energy Co. (Electric)	572	31,145
Duke Energy Corp. (Electric)	4,620	101,640
Dun & Bradstreet Corp. (Software)	176	13,170
E*TRADE Financial Corp.* (Diversified Financial Services)	880	7,005
E.I. du Pont de Nemours & Co. (Chemicals)	3,212	147,045
Eastman Chemical Co. (Chemicals)	484	18,905
Eaton Corp. (Miscellaneous Manufacturing)	1,144	49,798
eBay, Inc.* (Internet)	4,004	121,441
Ecolab, Inc. (Chemicals)	1,056	61,047
Edison International (Electric)	1,144	47,362
Edwards Lifesciences Corp.* (Healthcare-Products)	396	27,997
El Paso Corp. (Pipelines)	2,684	71,314
Electronic Arts, Inc.* (Software)	1,144	23,566
Eli Lilly & Co. (Pharmaceuticals)	3,564	148,120
EMC Corp.* (Computers)	7,084	152,589
Emerson Electric Co. (Electrical Components & Equipment)	2,552	118,898
Entergy Corp. (Electric)	616	44,999
EOG Resources, Inc. (Oil & Gas)	924	91,023
EQT Corp. (Oil & Gas)	528	28,929
Equifax, Inc. (Commercial Services)	440	17,046
Equity Residential (REIT)	1,012	57,714
Exelon Corp. (Electric)	2,288	99,231
Expedia, Inc. (Internet)	308	8,938
Expeditors International of Washington, Inc. (Transportation)	748	30,638
Express Scripts, Inc.* (Pharmaceuticals)	1,716	76,688
Exxon Mobil Corp. (Oil & Gas)	16,676	1,413,458
F5 Networks, Inc.* (Internet)	264	28,016
Family Dollar Stores, Inc. (Retail)	396	22,833
Fastenal Co. (Distribution/Wholesale)	1,012	44,133
Federated Investors, Inc.—Class B (Diversified Financial Services)	308	4,666
FedEx Corp. (Transportation)	1,100	91,861
Fidelity National Information Services, Inc. (Software)	836	22,229
Fifth Third Bancorp (Banks)	3,212	40,857
First Horizon National Corp. (Banks)	925	7,397
First Solar, Inc.* (Energy-Alternate Sources)	220	7,427
FirstEnergy Corp. (Electric)	1,452	64,324
Fiserv, Inc.* (Software)	484	28,430
FLIR Systems, Inc. (Electronics)	528	13,237
Flowserve Corp. (Machinery-Diversified)	176	17,480
Fluor Corp. (Engineering & Construction)	572	28,743
FMC Corp. (Chemicals)	264	22,715
FMC Technologies, Inc.* (Oil & Gas Services)	836	43,664
Ford Motor Co. (Auto Manufacturers)	13,244	142,505
Forest Laboratories, Inc.* (Pharmaceuticals)	924	27,960
Franklin Resources, Inc. (Diversified Financial Services)	528	50,720
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,300	121,407
Frontier Communications Corp. (Telecommunications)	3,476	17,901
GameStop Corp.—Class A* (Retail)	484	11,679
Gannett Co., Inc. (Media)	836	11,177
General Dynamics Corp. (Aerospace/Defense)	1,232	81,817
General Electric Co. (Miscellaneous Manufacturing)	36,740	658,013
General Mills, Inc. (Food)	2,244	90,680
Genuine Parts Co. (Distribution/Wholesale)	528	32,314
Genworth Financial, Inc.—Class A* (Insurance)	1,716	11,240
Gilead Sciences, Inc.* (Biotechnology)	2,596	106,254
Goodrich Corp. (Aerospace/Defense)	440	54,428
Google, Inc.—Class A* (Internet)	880	568,392
H & R Block, Inc. (Commercial Services)	1,012	16,526
Halliburton Co. (Oil & Gas Services)	3,212	110,846
Harley-Davidson, Inc. (Leisure Time)	792	30,785
Harman International Industries, Inc. (Home Furnishings)	264	10,043
Harris Corp. (Telecommunications)	396	14,272
Hartford Financial Services Group, Inc. (Insurance)	1,540	25,025
Hasbro, Inc. (Toys/Games/Hobbies)	396	12,628
HCP, Inc. (REIT)	1,408	58,333
Health Care REIT, Inc. (REIT)	660	35,990
Heinz (H.J.) Co. (Food)	1,100	59,444
Helmerich & Payne, Inc. (Oil & Gas)	352	20,543
Hess Corp. (Oil & Gas)	1,056	59,981
Hewlett-Packard Co. (Computers)	6,908	177,950
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,684	145,875
Hormel Foods Corp. (Food)	484	14,176
Hospira, Inc.* (Healthcare-Products)	572	17,372

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Bull  ::  11

Common Stocks, continued

	Shares	Value
Host Hotels & Resorts, Inc. (REIT)	2,464	$36,393
Hudson City Bancorp, Inc. (Savings & Loans)	1,848	11,550
Humana, Inc. (Healthcare-Services)	572	50,113
Huntington Bancshares, Inc. (Banks)	2,992	16,426
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,672	78,099
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,100	33,517
Integrys Energy Group, Inc. (Electric)	264	14,304
Intel Corp. (Semiconductors)	17,732	430,001
IntercontinentalExchange, Inc.* (Diversified Financial Services)	264	31,825
International Business Machines Corp. (Computers)	4,092	752,437
International Flavors & Fragrances, Inc. (Chemicals)	264	13,839
International Game Technology (Entertainment)	1,056	18,163
International Paper Co. (Forest Products & Paper)	1,540	45,584
Intuit, Inc. (Software)	1,056	55,535
Intuitive Surgical, Inc.* (Healthcare-Products)	132	61,117
Invesco, Ltd. (Diversified Financial Services)	1,584	31,823
Iron Mountain, Inc. (Commercial Services)	660	20,328
J.C. Penney Co., Inc. (Retail)	484	17,013
J.P. Morgan Chase & Co. (Banks)	13,244	440,363
Jabil Circuit, Inc. (Electronics)	616	12,111
Jacobs Engineering Group, Inc.* (Engineering & Construction)	440	17,855
JDS Uniphase Corp.* (Telecommunications)	792	8,268
Johnson & Johnson (Healthcare-Products)	9,504	623,272
Johnson Controls, Inc. (Auto Parts & Equipment)	2,376	74,274
Joy Global, Inc. (Machinery-Construction & Mining)	352	26,389
Juniper Networks, Inc.* (Telecommunications)	1,848	37,718
Kellogg Co. (Food)	880	44,502
KeyCorp (Banks)	3,300	25,377
Kimberly-Clark Corp. (Household Products/Wares)	1,364	100,336
Kimco Realty Corp. (REIT)	1,408	22,866
KLA-Tencor Corp. (Semiconductors)	572	27,599
Kohls Corp. (Retail)	880	43,428
Kraft Foods, Inc. (Food)	6,160	230,138
Kroger Co. (Food)	2,068	50,087
L-3 Communications Holdings, Inc. (Aerospace/Defense)	352	23,471
Laboratory Corp. of America Holdings* (Healthcare-Services)	352	30,261
Legg Mason, Inc. (Diversified Financial Services)	440	10,582
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	484	11,151
Lennar Corp.—Class A (Home Builders)	572	11,240
Leucadia National Corp. (Holding Companies-Diversified)	704	16,009
Lexmark International, Inc.—Class A (Computers)	264	8,730
Life Technologies Corp.* (Biotechnology)	616	23,969
Lincoln National Corp. (Insurance)	1,056	20,508
Linear Technology Corp. (Semiconductors)	792	23,784
Lockheed Martin Corp. (Aerospace/Defense)	924	74,752
Loews Corp. (Insurance)	1,056	39,758
Lorillard, Inc. (Agriculture)	484	55,176
Lowe’s Cos., Inc. (Retail)	4,356	110,555
LSI Logic Corp.* (Semiconductors)	1,980	11,781
M&T Bank Corp. (Banks)	440	33,590
Macy’s, Inc. (Retail)	1,452	46,725
Marathon Oil Corp. (Oil & Gas)	2,464	72,121
Marathon Petroleum Corp. (Oil & Gas)	1,232	41,013
Marriott International, Inc.—Class A (Lodging)	925	26,978
Marsh & McLennan Cos., Inc. (Insurance)	1,892	59,825
Masco Corp. (Building Materials)	1,232	12,911
MasterCard, Inc.—Class A (Commercial Services)	352	131,233
Mattel, Inc. (Toys/Games/Hobbies)	1,188	32,979
McCormick & Co., Inc. (Food)	440	22,185
McDonald’s Corp. (Retail)	3,564	357,576
McGraw-Hill Cos., Inc. (Media)	1,012	45,510
McKesson Corp. (Pharmaceuticals)	836	65,133
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	704	48,386
MeadWestvaco Corp. (Forest Products & Paper)	616	18,449
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,364	76,248
Medtronic, Inc. (Healthcare-Products)	3,696	141,372
Merck & Co., Inc. (Pharmaceuticals)	10,604	399,771
MetLife, Inc. (Insurance)	3,696	115,241
MetroPCS Communications, Inc.* (Telecommunications)	1,012	8,784
Microchip Technology, Inc. (Semiconductors)	660	24,176
Micron Technology, Inc.* (Semiconductors)	3,432	21,587
Microsoft Corp. (Software)	26,092	677,348
Molex, Inc. (Electrical Components & Equipment)	484	11,548
Molson Coors Brewing Co.—Class B (Beverages)	528	22,989
Monsanto Co. (Chemicals)	1,848	129,489
Moody’s Corp. (Commercial Services)	660	22,229
Morgan Stanley Dean Witter & Co. (Banks)	5,148	77,889
Motorola Mobility Holdings, Inc.* (Telecommunications)	924	35,851
Motorola Solutions, Inc. (Telecommunications)	1,012	46,846
Murphy Oil Corp. (Oil & Gas)	660	36,788
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,496	32,104
Nabors Industries, Ltd.* (Oil & Gas)	1,012	17,548
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	440	10,784
National Oilwell Varco, Inc. (Oil & Gas Services)	1,496	101,713
NetApp, Inc.* (Computers)	1,232	44,685
Netflix, Inc.* (Internet)	176	12,195
Newell Rubbermaid, Inc. (Housewares)	1,012	16,344
Newfield Exploration Co.* (Oil & Gas)	440	16,601
Newmont Mining Corp. (Mining)	1,716	102,977
News Corp.—Class A (Media)	7,656	136,583
NextEra Energy, Inc. (Electric)	1,452	88,398
NIKE, Inc.—Class B (Apparel)	1,276	122,968
NiSource, Inc. (Gas)	968	23,048
Noble Corp. (Oil & Gas)	880	26,594
Noble Energy, Inc. (Oil & Gas)	616	58,144
Nordstrom, Inc. (Retail)	572	28,434
Norfolk Southern Corp. (Transportation)	1,188	86,558
Northeast Utilities System (Electric)	616	22,219
Northern Trust Corp. (Banks)	836	33,156
Northrop Grumman Corp. (Aerospace/Defense)	924	54,036
Novellus Systems, Inc.* (Semiconductors)	220	9,084
NRG Energy, Inc.* (Electric)	792	14,351
Nucor Corp. (Iron/Steel)	1,100	43,527
NVIDIA Corp.* (Semiconductors)	2,112	29,272
NYSE Euronext (Diversified Financial Services)	924	24,116
O’Reilly Automotive, Inc.* (Retail)	440	35,178

See accompanying notes to the financial statements.

12  :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Occidental Petroleum Corp. (Oil & Gas)	2,816	$263,859
Omnicom Group, Inc. (Advertising)	968	43,153
ONEOK, Inc. (Pipelines)	352	30,515
Oracle Corp. (Software)	13,684	350,995
Orchard Supply Hardware Stores Corp.—Class A* (Retail)	6	22
Owens-Illinois, Inc.* (Packaging & Containers)	572	11,085
PACCAR, Inc. (Auto Manufacturers)	1,232	46,163
Pall Corp. (Miscellaneous Manufacturing)	396	22,631
Parker Hannifin Corp. (Miscellaneous Manufacturing)	528	40,260
Patterson Cos., Inc. (Healthcare-Products)	308	9,092
Paychex, Inc. (Commercial Services)	1,144	34,446
Peabody Energy Corp. (Coal)	924	30,594
People’s United Financial, Inc. (Savings & Loans)	1,276	16,397
Pepco Holdings, Inc. (Electric)	792	16,078
PepsiCo, Inc. (Beverages)	5,456	362,006
PerkinElmer, Inc. (Electronics)	396	7,920
Perrigo Co. (Pharmaceuticals)	308	29,968
Pfizer, Inc. (Pharmaceuticals)	26,752	578,913
PG&E Corp. (Electric)	1,408	58,038
Philip Morris International, Inc. (Agriculture)	6,028	473,077
Pinnacle West Capital Corp. (Electric)	396	19,079
Pioneer Natural Resources Co. (Oil & Gas)	440	39,371
Pitney Bowes, Inc. (Office/Business Equipment)	704	13,052
Plum Creek Timber Co., Inc. (Forest Products & Paper)	572	20,912
PNC Financial Services Group (Banks)	1,848	106,574
PPG Industries, Inc. (Chemicals)	528	44,083
PPL Corp. (Electric)	2,024	59,546
Praxair, Inc. (Chemicals)	1,056	112,886
Precision Castparts Corp. (Metal Fabricate/Hardware)	484	79,758
Priceline.com, Inc.* (Internet)	176	82,317
Principal Financial Group, Inc. (Insurance)	1,056	25,978
Procter & Gamble Co. (Cosmetics/Personal Care)	9,592	639,882
Progress Energy, Inc. (Electric)	1,012	56,692
Progressive Corp. (Insurance)	2,156	42,064
Prologis, Inc. (REIT)	1,584	45,287
Prudential Financial, Inc. (Insurance)	1,628	81,595
Public Service Enterprise Group, Inc. (Electric)	1,760	58,098
Public Storage, Inc. (REIT)	484	65,079
PulteGroup, Inc.* (Home Builders)	1,188	7,496
QEP Resources, Inc. (Oil & Gas)	616	18,049
Qualcomm, Inc. (Telecommunications)	5,852	320,104
Quanta Services, Inc.* (Commercial Services)	748	16,112
Quest Diagnostics, Inc. (Healthcare-Services)	528	30,656
R.R. Donnelley & Sons Co. (Commercial Services)	660	9,524
Ralph Lauren Corp. (Apparel)	220	30,378
Range Resources Corp. (Oil & Gas)	528	32,704
Raytheon Co. (Aerospace/Defense)	1,188	57,475
Red Hat, Inc.* (Software)	660	27,251
Regions Financial Corp. (Banks)	4,400	18,920
Republic Services, Inc. (Environmental Control)	1,100	30,305
Reynolds American, Inc. (Agriculture)	1,188	49,207
Robert Half International, Inc. (Commercial Services)	484	13,775
Rockwell Automation, Inc. (Machinery-Diversified)	484	35,511
Rockwell Collins, Inc. (Aerospace/Defense)	528	29,235
Roper Industries, Inc. (Machinery-Diversified)	352	30,578
Ross Stores, Inc. (Retail)	792	37,644
Rowan Cos., Inc.* (Oil & Gas)	440	13,345
Ryder System, Inc. (Transportation)	176	9,353
Safeway, Inc. (Food)	1,188	24,996
SAIC, Inc.* (Commercial Services)	968	11,897
Salesforce.com, Inc.* (Software)	484	49,107
SanDisk Corp.* (Computers)	836	41,140
Sara Lee Corp. (Food)	2,068	39,127
SCANA Corp. (Electric)	396	17,844
Schlumberger, Ltd. (Oil & Gas Services)	4,664	318,598
Scripps Networks Interactive—Class A (Media)	352	14,932
Sealed Air Corp. (Packaging & Containers)	572	9,844
Sears Holdings Corp.* (Retail)	132	4,195
Sempra Energy (Gas)	836	45,980
Sherwin-Williams Co. (Chemicals)	308	27,495
Sigma-Aldrich Corp. (Chemicals)	440	27,482
Simon Property Group, Inc. (REIT)	1,012	130,487
SLM Corp. (Diversified Financial Services)	1,760	23,584
Snap-on, Inc. (Hand/Machine Tools)	220	11,136
Southern Co. (Electric)	2,992	138,500
Southwest Airlines Co. (Airlines)	2,728	23,352
Southwestern Energy Co.* (Oil & Gas)	1,188	37,945
Spectra Energy Corp. (Pipelines)	2,244	69,003
Sprint Nextel Corp.* (Telecommunications)	10,428	24,402
St. Jude Medical, Inc. (Healthcare-Products)	1,100	37,730
Stanley Black & Decker, Inc. (Hand/ Machine Tools)	572	38,667
Staples, Inc. (Retail)	2,420	33,614
Starbucks Corp. (Retail)	2,596	119,442
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	660	31,660
State Street Corp. (Banks)	1,716	69,172
Stericycle, Inc.* (Environmental Control)	308	23,999
Stryker Corp. (Healthcare-Products)	1,144	56,868
Sunoco, Inc. (Oil & Gas)	352	14,439
SunTrust Banks, Inc. (Banks)	1,848	32,710
SuperValu, Inc. (Food)	748	6,074
Symantec Corp.* (Internet)	2,552	39,939
Sysco Corp. (Food)	2,068	60,654
T. Rowe Price Group, Inc. (Diversified Financial Services)	880	50,116
Target Corp. (Retail)	2,332	119,445
TE Connectivity, Ltd. (Electronics)	1,496	46,092
TECO Energy, Inc. (Electric)	748	14,317
Tenet Healthcare Corp.* (Healthcare-Services)	1,496	7,674
Teradata Corp.* (Computers)	572	27,748
Teradyne, Inc.* (Semiconductors)	660	8,996
Tesoro Petroleum Corp.* (Oil & Gas)	484	11,306
Texas Instruments, Inc. (Semiconductors)	3,960	115,276
Textron, Inc. (Miscellaneous Manufacturing)	968	17,898
The AES Corp.* (Electric)	2,244	26,569
The Charles Schwab Corp. (Diversified Financial Services)	3,740	42,112
The Dow Chemical Co. (Chemicals)	4,136	118,951
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	396	44,479
The Gap, Inc. (Retail)	1,188	22,037
The Goldman Sachs Group, Inc. (Banks)	1,716	155,178
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	836	11,846
The Hershey Co. (Food)	528	32,620
The Home Depot, Inc. (Retail)	5,368	225,671
The Interpublic Group of Cos., Inc. (Advertising)	1,584	15,412
The JM Smucker Co. (Food)	396	30,955

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 13

Common Stocks, continued

	Shares	Value
The Limited, Inc. (Retail)	836	$33,733
The Mosaic Co. (Chemicals)	1,056	53,254
The Travelers Cos., Inc. (Insurance)	1,452	85,915
The Williams Cos., Inc. (Pipelines)	2,068	68,285
Thermo Fisher Scientific, Inc.* (Electronics)	1,320	59,360
Tiffany & Co. (Retail)	440	29,154
Time Warner Cable, Inc. (Media)	1,100	69,927
Time Warner, Inc. (Media)	3,476	125,623
Titanium Metals Corp. (Mining)	308	4,614
TJX Cos., Inc. (Retail)	1,320	85,206
Torchmark Corp. (Insurance)	352	15,273
Total System Services, Inc. (Commercial Services)	572	11,188
TripAdvisor, Inc.* (Internet)	308	7,765
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,628	76,044
Tyson Foods, Inc.—Class A (Food)	1,012	20,888
U.S. Bancorp (Banks)	6,644	179,720
Union Pacific Corp. (Transportation)	1,672	177,132
United Parcel Service, Inc.—Class B (Transportation)	3,344	244,747
United States Steel Corp. (Iron/Steel)	484	12,807
United Technologies Corp. (Aerospace/Defense)	3,168	231,549
UnitedHealth Group, Inc. (Healthcare-Services)	3,696	187,313
UnumProvident Corp. (Insurance)	1,012	21,323
Urban Outfitters, Inc.* (Retail)	396	10,914
V.F. Corp. (Apparel)	308	39,113
Valero Energy Corp. (Oil & Gas)	1,936	40,753
Varian Medical Systems, Inc.* (Healthcare-Products)	396	26,584
Ventas, Inc. (REIT)	1,012	55,792
VeriSign, Inc. (Internet)	572	20,432
Verizon Communications, Inc. (Telecommunications)	9,856	395,423
Viacom, Inc.—Class B (Media)	1,936	87,914
Visa, Inc.—Class A (Commercial Services)	1,760	178,693
Vornado Realty Trust (REIT)	660	50,728
Vulcan Materials Co. (Mining)	440	17,314
W.W. Grainger, Inc. (Distribution/Wholesale)	220	41,182
Wal-Mart Stores, Inc. (Retail)	6,072	362,863
Walgreen Co. (Retail)	3,080	101,825
Walt Disney Co. (Media)	6,248	234,300
Washington Post Co.—Class B (Media)	44	16,580
Waste Management, Inc. (Environmental Control)	1,584	51,813
Waters Corp.* (Electronics)	308	22,807
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	440	26,550
WellPoint, Inc. (Healthcare-Services)	1,232	81,620
Wells Fargo & Co. (Banks)	18,348	505,671
Western Digital Corp.* (Computers)	836	25,874
Western Union Co. (Commercial Services)	2,156	39,369
Weyerhaeuser Co. (REIT)	1,848	34,502
Whirlpool Corp. (Home Furnishings)	264	12,527
Whole Foods Market, Inc. (Food)	572	39,800
Windstream Corp. (Telecommunications)	2,024	23,762
Wisconsin Energy Corp. (Electric)	792	27,688
Wyndham Worldwide Corp. (Lodging)	528	19,974
Wynn Resorts, Ltd. (Lodging)	264	29,169
Xcel Energy, Inc. (Electric)	1,672	46,214
Xerox Corp. (Office/Business Equipment)	4,840	38,526
Xilinx, Inc. (Semiconductors)	924	29,623
XL Group PLC (Insurance)	1,100	21,747
Xylem, Inc. (Machinery-Diversified)	660	16,955
Yahoo!, Inc.* (Internet)	4,312	69,553
YUM! Brands, Inc. (Retail)	1,584	93,472
Zimmer Holdings, Inc.* (Healthcare-Products)	616	32,907
Zions Bancorp (Banks)	660	10,745
TOTAL COMMON STOCKS (Cost $20,063,267)		39,603,325

Preferred Stocks(NM)

Orchard Supply Hardware Stores Corp.—Series A (Retail)	6	22
TOTAL PREFERRED STOCKS (Cost $—)		22

Rights/Warrants(NM)
American International Group, Inc.* (Insurance)	1	4
TOTAL RIGHTS/WARRANTS (Cost $12)		4

Repurchase Agreements(a)(b) (54.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $51,921,000	$51,921,000	$51,921,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,921,000)		51,921,000
TOTAL INVESTMENT SECURITIES (Cost $71,984,279)—96.5%		91,524,351
Net other assets (liabilities)—3.5%		3,354,919
NET ASSETS—100.0%		$94,879,270

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $5,580,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures expiring 3/19/12 (Underlying notional amount at value $13,208,600)	211	$18,434

See accompanying notes to the financial statements.

14  :: ProFund VP Bull :: Financial Statements

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$19,874,158	$(197,835)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	22,186,430	(123,825)
		$(321,660)

ProFund VP Bull invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$58,565	0.1%
Aerospace/Defense	797,180	0.8%
Agriculture	856,805	0.9%
Airlines	23,352	NM
Apparel	254,232	0.3%
Auto Manufacturers	188,668	0.2%
Auto Parts & Equipment	111,361	0.1%
Banks	2,447,522	2.6%
Beverages	1,065,168	1.1%
Biotechnology	504,319	0.5%
Building Materials	12,911	NM
Chemicals	889,987	0.9%
Coal	74,942	0.1%
Commercial Services	644,841	0.7%
Computers	2,827,596	3.1%
Cosmetics/Personal Care	864,972	0.9%
Distribution/Wholesale	117,629	0.1%
Diversified Financial Services	654,442	0.7%
Electric	1,378,633	1.5%
Electrical Components & Equipment	130,446	0.1%
Electronics	228,987	0.2%
Energy-Alternate Sources	7,427	NM
Engineering & Construction	46,598	NM
Entertainment	18,163	NM
Environmental Control	106,117	0.1%
Food	832,527	0.9%
Forest Products & Paper	84,945	0.1%
Gas	115,840	0.1%
Hand/Machine Tools	49,803	0.1%
Healthcare-Products	1,354,313	1.4%
Healthcare-Services	522,024	0.6%
Holding Companies-Diversified	16,009	NM
Home Builders	30,942	NM
Home Furnishings	22,570	NM
Household Products/Wares	139,717	0.1%
Housewares	16,344	NM
Insurance	1,420,460	1.5%
Internet	1,199,748	1.3%
Iron/Steel	103,337	0.1%
Leisure Time	82,487	0.1%
Lodging	107,781	0.1%
Machinery-Construction & Mining	229,695	0.2%
Machinery-Diversified	270,929	0.3%
Media	1,183,836	1.2%
Metal Fabricate/Hardware	79,758	0.1%
Mining	278,282	0.3%
Miscellaneous Manufacturing	1,493,499	1.6%
Office/Business Equipment	51,578	0.1%
Oil & Gas	3,881,612	4.3%
Oil & Gas Services	690,850	0.7%
Packaging & Containers	51,943	0.1%
Pharmaceuticals	2,195,558	2.3%
Pipelines	239,117	0.3%
REIT	701,811	0.7%
Real Estate	17,412	NM
Retail	2,499,519	2.7%
Savings & Loans	27,947	NM
Semiconductors	918,331	1.0%
Software	1,437,122	1.5%
Telecommunications	2,128,336	2.2%
Textiles	13,785	NM
Toys/Games/Hobbies	45,607	NM
Transportation	757,114	0.8%
Other**	55,275,919	58.2%
Total	$94,879,270	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 15

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$71,984,279
Securities, at value	39,603,351
Repurchase agreements, at value	51,921,000
Total Investment Securities, at value	91,524,351
Cash	466
Segregated cash balances with brokers	1,022,823
Dividends and interest receivable	59,955
Receivable for capital shares issued	2,837,386
Receivable for investments sold	6,222
Prepaid expenses	369
TOTAL ASSETS	95,451,572

LIABILITIES:
Payable for capital shares redeemed	20,077
Unrealized loss on swap agreements	321,660
Variation margin on futures contracts	55,388
Advisory fees payable	39,636
Management services fees payable	5,285
Administration fees payable	3,202
Administrative services fees payable	28,909
Distribution fees payable	28,929
Trustee fees payable	6
Transfer agency fees payable	5,163
Fund accounting fees payable	7,145
Compliance services fees payable	514
Other accrued expenses	56,388
TOTAL LIABILITIES	572,302
NET ASSETS	$94,879,270

NET ASSETS CONSIST OF:
Capital	$87,986,922
Accumulated net investment income (loss)	6,984
Accumulated net realized gains (losses) on investments	(12,351,482)
Net unrealized appreciation (depreciation) on investments	19,236,846
NET ASSETS	$94,879,270
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,660,343
Net Asset Value (offering and redemption price per share)	$25.92

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,257,031
Interest	9,598
TOTAL INVESTMENT INCOME	1,266,629

EXPENSES:
Advisory fees	668,952
Management services fees	89,193
Administration fees	37,371
Transfer agency fees	55,480
Administrative services fees	261,891
Distribution fees	222,984
Custody fees	10,062
Fund accounting fees	78,305
Trustee fees	1,797
Compliance services fees	966
Other fees	122,014
Total Gross Expenses before reductions	1,549,015
Less Expenses reduced by the Advisor	(50,562)
TOTAL NET EXPENSES	1,498,453
NET INVESTMENT INCOME (LOSS)	(231,824)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	268,976
Net realized gains (losses) on futures contracts	(19,850)
Net realized gains (losses) on swap agreements	(906,932)
Change in net unrealized appreciation/depreciation on investments	(2,973,578)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,631,384)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,863,208)

See accompanying notes to the financial statements.

16  :: ProFund VP Bull :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(231,824)	$(194,178)
Net realized gains (losses) on investments	(657,806)	15,723,764
Change in net unrealized appreciation/depreciation on investments	(2,973,578)	(4,432,679)
Change in net assets resulting from operations	(3,863,208)	11,096,907
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(135,672)
Net realized gains on investments	(1,489,584)	—
Change in net assets resulting from distributions	(1,489,584)	(135,672)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	486,798,170	419,589,581
Dividends reinvested	1,489,584	135,672
Value of shares redeemed	(489,387,591)	(442,862,877)
Change in net assets resulting from capital transactions	(1,099,837)	(23,137,624)
Change in net assets	(6,452,629)	(12,176,389)
NET ASSETS:
Beginning of period	101,331,899	113,508,288
End of period	$94,879,270	$101,331,899
Accumulated net investment income (loss)	$6,984	$142
SHARE TRANSACTIONS:
Issued	18,427,134	17,546,745
Reinvested	54,804	5,623
Redeemed	(18,674,998)	(18,551,966)
Change in shares	(193,060)	(999,598)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Bull :: 17

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$26.30	$23.39	$18.93	$30.90	$30.40

Investment Activities:
Net investment income (loss)(a)	(0.07)	(0.05)	0.03	0.16	0.19
Net realized and unrealized gains (losses) on investments	0.09 (b)	2.99	4.57	(11.68)	0.89
Total income (loss) from investment activities	0.02	2.94	4.60	(11.52)	1.08

Distributions to Shareholders From:
Net investment income	—	(0.03)	(0.14)	—	(0.18)
Net realized gains on investments	(0.40)	—	—	(0.45)	(0.40)
Total distributions	(0.40)	(0.03)	(0.14)	(0.45)	(0.58)

Net Asset Value, End of Period	$25.92	$26.30	$23.39	$18.93	$30.90

Total Return	0.00%	12.58%	24.34%	(37.67)%	3.55%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.74%	1.80%	1.73%	1.67%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.62%
Net investment income (loss)	(0.26)%	(0.20)%	0.17%	0.63%	0.60%

Supplemental Data:
Net assets, end of period (000’s)	$94,879	$101,332	$113,508	$70,523	$163,524
Portfolio turnover rate(c)	4%	87%	116%	259%	175%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

18  :: ProFund VP Small-Cap :: Management Discussion of Fund Performance

ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -5.65%. For the same period, the Index had a total return of -4.19%(1) and a volatility of 33.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap	-5.65%	-1.28%	3.64%
Russell 2000 Index	-4.19%	0.15%	5.64%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap	2.05%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	13%
Futures Contracts	20%
Swap Agreements	67%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HealthSpring, Inc.	NM
Netlogic Microsystems, Inc.	NM
HMS Holdings Corp.	NM
World Fuel Services Corp.	NM
SuccessFactors, Inc.	NM

NM Not meaningful, amount is less than 0.05%.

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	21%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	6%
Energy	6%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap :: 19

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (13.4%)

	Shares	Value
1st Source Corp. (Banks)	36	$912
3D Systems Corp.* (Computers)	36	518
99 Cents Only Stores* (Retail)	36	790
A123 Systems, Inc.* (Electrical Components & Equipment)	90	145
AAON, Inc. (Building Materials)	24	492
AAR Corp. (Aerospace/Defense)	36	690
Abaxis, Inc.* (Healthcare-Products)	24	664
ABIOMED, Inc.* (Healthcare-Products)	30	554
ABM Industries, Inc. (Commercial Services)	54	1,113
AboveNet, Inc.* (Internet)	24	1,560
Acacia Research Corp.* (Media)	42	1,533
Acadia Realty Trust (REIT)	12	242
Accelrys, Inc.* (Software)	96	645
Acco Brands Corp.* (Household Products/Wares)	48	463
Accretive Health, Inc.* (Commercial Services)	36	827
Accuray, Inc.* (Healthcare-Products)	60	254
Accuride Corp.* (Auto Parts & Equipment)	24	171
ACI Worldwide, Inc.* (Software)	42	1,203
Acorda Therapeutics, Inc.* (Biotechnology)	36	858
Actuant Corp.—Class A (Miscellaneous Manufacturing)	60	1,361
Acuity Brands, Inc. (Electrical Components & Equipment)	36	1,908
Acxiom Corp.* (Software)	60	733
ADTRAN, Inc. (Telecommunications)	48	1,448
Advance America Cash Advance Centers, Inc. (Commercial Services)	60	537
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	42	451
Advent Software, Inc.* (Software)	30	731
Advisory Board Co.* (Commercial Services)	12	891
Aegion Corp.* (Engineering & Construction)	36	552
Aeroflex Holding Corp.* (Semiconductors)	12	123
Aeropostale, Inc.* (Retail)	72	1,098
Aerovironment, Inc.* (Aerospace/Defense)	12	378
AFC Enterprises, Inc.* (Retail)	30	441
Affymetrix, Inc.* (Healthcare-Products)	60	245
Air Methods Corp.* (Healthcare-Services)	12	1,013
Air Transport Services Group, Inc.* (Transportation)	54	255
Aircastle, Ltd. (Trucking & Leasing)	60	763
Akorn, Inc.* (Pharmaceuticals)	54	600
Alaska Air Group, Inc.* (Airlines)	30	2,253
Alaska Communications Systems Group, Inc. (Telecommunications)	60	181
Albany International Corp.—Class A (Machinery-Diversified)	30	694
Align Technology, Inc.* (Healthcare-Products)	54	1,281
Alkermes PLC* (Pharmaceuticals)	84	1,458
Allegiant Travel Co.* (Airlines)	12	640
ALLETE, Inc. (Electric)	30	1,259
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	54	440
Alterra Capital Holdings, Ltd. (Insurance)	84	1,985
Altra Holdings, Inc.* (Machinery-Diversified)	30	565
AMAG Pharmaceuticals, Inc.* (Biotechnology)	24	454
AMCOL International Corp. (Mining)	24	644
Amedisys, Inc.* (Healthcare-Services)	30	327
AMERCO (Trucking & Leasing)	6	530
American Assets Trust, Inc. (REIT)	36	738
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	66	653
American Campus Communities, Inc. (REIT)	48	2,014
American Equity Investment Life Holding Co. (Insurance)	72	749
American Greetings Corp.—Class A (Household Products/Wares)	48	600
American Public Education, Inc.* (Commercial Services)	18	779
American Science & Engineering, Inc. (Electronics)	12	817
American States Water Co. (Water)	30	1,047
American Superconductor Corp.* (Electrical Components & Equipment)	42	155
American Vanguard Corp. (Chemicals)	24	320
Amerigon, Inc.* (Auto Parts & Equipment)	30	428
Amerisafe, Inc.* (Insurance)	30	698
Ameristar Casinos, Inc. (Lodging)	30	519
Amkor Technology, Inc.* (Semiconductors)	72	314
AMN Healthcare Services, Inc.* (Commercial Services)	42	186
AmSurg Corp.* (Healthcare-Services)	36	937
AmTrust Financial Services, Inc. (Insurance)	18	428
Amyris, Inc.* (Energy-Alternate Sources)	18	208
Analogic Corp. (Electronics)	18	1,032
Ancestry.com, Inc.* (Internet)	30	689
AngioDynamics, Inc.* (Healthcare-Products)	30	444
Anixter International, Inc.* (Telecommunications)	24	1,431
Ann, Inc.* (Retail)	42	1,041
Anworth Mortgage Asset Corp. (REIT)	192	1,206
Apco Oil & Gas International, Inc. (Oil & Gas)	12	981
Apogee Enterprises, Inc. (Building Materials)	36	441
Apollo Investment Corp. (Investment Companies)	186	1,198
Applied Industrial Technologies, Inc. (Machinery-Diversified)	36	1,266
Applied Micro Circuits Corp.* (Semiconductors)	78	524
Approach Resources, Inc.* (Oil & Gas)	24	706
Arbitron, Inc. (Commercial Services)	24	826
Ardea Biosciences, Inc.* (Pharmaceuticals)	18	303
Argo Group International Holdings, Ltd. (Insurance)	24	695
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	120	1,470
Arkansas Best Corp. (Transportation)	24	462
ARMOUR Residential REIT, Inc. (REIT)	42	296
ArQule, Inc.* (Biotechnology)	72	406
Arris Group, Inc.* (Telecommunications)	102	1,104
ArthroCare Corp.* (Healthcare-Products)	24	760
Artio Global Investors, Inc. (Diversified Financial Services)	24	117
Aruba Networks, Inc.* (Telecommunications)	72	1,333
Asbury Automotive Group, Inc.* (Retail)	24	517
Ascena Retail Group, Inc.* (Retail)	54	1,605
Ascent Media Corp.—Class A* (Entertainment)	18	913
Ashford Hospitality Trust (REIT)	36	288
Aspen Technology, Inc.* (Software)	72	1,249
Assisted Living Concepts, Inc.—Class A (Healthcare-Services)	24	357
Associated Estates Realty Corp. (REIT)	66	1,053
Astec Industries, Inc.* (Machinery-Construction & Mining)	30	966

See accompanying notes to the financial statements.

20 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Astoria Financial Corp. (Savings & Loans)	84	$713
athenahealth, Inc.* (Software)	36	1,768
Atlantic Power Corp. (Electric)	66	944
Atlantic Tele-Network, Inc. (Telecommunications)	12	469
Atlas Air Worldwide Holdings, Inc.* (Transportation)	24	922
ATMI, Inc.* (Semiconductors)	24	481
ATP Oil & Gas Corp.* (Oil & Gas)	48	353
Atrion Corp. (Healthcare-Products)	6	1,441
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	42	837
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	114	234
Aveo Phamaceuticals, Inc.* (Biotechnology)	30	516
Avid Technology, Inc.* (Software)	30	256
Avis Budget Group, Inc.* (Commercial Services)	96	1,029
Avista Corp. (Electric)	42	1,081
AZZ, Inc. (Miscellaneous Manufacturing)	12	545
B&G Foods, Inc.—Class A (Food)	42	1,011
Badger Meter, Inc. (Electronics)	18	530
Balchem Corp. (Chemicals)	36	1,459
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	24	385
BancorpSouth, Inc. (Banks)	66	727
Bank of the Ozarks, Inc. (Banks)	24	711
Barnes & Noble, Inc.* (Retail)	24	348
Barnes Group, Inc. (Miscellaneous Manufacturing)	54	1,302
Basic Energy Services, Inc.* (Oil & Gas Services)	24	473
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	42	850
Belden, Inc. (Electrical Components & Equipment)	30	998
Belo Corp.—Class A (Media)	78	491
Benchmark Electronics, Inc.* (Electronics)	66	889
Berkshire Hills Bancorp, Inc. (Savings & Loans)	30	666
Berry Petroleum Co.—Class A (Oil & Gas)	42	1,765
BGC Partners, Inc.—Class A (Diversified Financial Services)	84	499
Bill Barrett Corp.* (Oil & Gas)	42	1,431
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	30	488
BioMed Realty Trust, Inc. (REIT)	102	1,844
BJ’s Restaurants, Inc.* (Retail)	18	816
Black Box Corp. (Telecommunications)	30	841
Black Hills Corp. (Electric)	36	1,209
Blackbaud, Inc. (Software)	42	1,163
BlackRock Kelso Capital Corp. (Investment Companies)	78	636
Blount International, Inc.* (Miscellaneous Manufacturing)	48	697
Blue Coat Systems, Inc.* (Internet)	36	916
Blue Nile, Inc.* (Internet)	12	491
Bob Evans Farms, Inc. (Retail)	30	1,006
Boise, Inc. (Forest Products & Paper)	108	769
Boston Beer Co., Inc.—Class A* (Beverages)	6	651
Boston Private Financial Holdings, Inc. (Banks)	60	476
Bottomline Technologies, Inc.* (Software)	30	695
Boyd Gaming Corp.* (Lodging)	60	448
BPZ Resources, Inc.* (Oil & Gas)	90	256
Brady Corp.—Class A (Electronics)	42	1,326
Bravo Brio Restaurant Group, Inc.* (Retail)	18	309
Bridgepoint Education, Inc.* (Commercial Services)	18	414
Briggs & Stratton Corp. (Machinery-Diversified)	48	744
Brightpoint, Inc.* (Distribution/Wholesale)	66	710
Bristow Group, Inc. (Transportation)	36	1,706
BroadSoft, Inc.* (Internet)	24	725
Brookline Bancorp, Inc. (Savings & Loans)	60	506
Brooks Automation, Inc. (Semiconductors)	60	616
Brown Shoe Co., Inc. (Retail)	36	320
Brunswick Corp. (Leisure Time)	78	1,409
Buckeye Technologies, Inc. (Forest Products & Paper)	60	2,006
Buffalo Wild Wings, Inc.* (Retail)	18	1,215
Cabela’s, Inc.* (Retail)	36	915
Cabot Microelectronics Corp.* (Semiconductors)	18	851
CACI International, Inc.—Class A* (Computers)	24	1,342
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	36	142
Cal Dive International, Inc.* (Oil & Gas Services)	90	203
Cal-Maine Foods, Inc. (Food)	12	439
Calgon Carbon Corp.* (Environmental Control)	54	848
California Water Service Group (Water)	48	876
Calix, Inc.* (Telecommunications)	30	194
Callaway Golf Co. (Leisure Time)	60	332
Campus Crest Communities, Inc. (REIT)	36	362
Cantel Medical Corp. (Healthcare-Products)	12	335
Capella Education Co.* (Commercial Services)	18	649
Capital Lease Funding, Inc. (REIT)	90	364
Capstead Mortgage Corp. (REIT)	96	1,194
Capstone Turbine Corp.* (Electrical Components & Equipment)	270	313
Cardinal Financial Corp. (Banks)	48	516
Cardtronics, Inc.* (Commercial Services)	36	974
Carrizo Oil & Gas, Inc.* (Oil & Gas)	36	949
Carter’s, Inc.* (Apparel)	42	1,672
Cascade Corp. (Machinery-Diversified)	12	566
Casey’s General Stores, Inc. (Retail)	30	1,545
Cash America International, Inc. (Retail)	30	1,399
Cass Information Systems, Inc. (Banks)	12	437
Cathay Bancorp, Inc. (Banks)	72	1,075
Cavium, Inc.* (Semiconductors)	48	1,365
Cbeyond, Inc.* (Telecommunications)	30	240
CBL & Associates Properties, Inc. (REIT)	126	1,978
CEC Entertainment, Inc. (Retail)	24	827
Cell Therapeutics, Inc.* (Biotechnology)	144	167
Centene Corp.* (Healthcare-Services)	48	1,900
Central European Distribution Corp.* (Beverages)	60	263
Central Eurpoean Media Enterprises, Ltd.—Class A* (Media)	30	196
Central Garden & Pet Co.—Class A* (Household Products/Wares)	48	399
Central Vermont Public Service Corp. (Electric)	12	421
Century Aluminum Co.* (Mining)	54	460
Cenveo, Inc.* (Commercial Services)	66	224
Cepheid, Inc.* (Healthcare-Products)	60	2,065
Ceradyne, Inc.* (Miscellaneous Manufacturing)	24	643
CEVA, Inc.* (Semiconductors)	24	726
CH Energy Group, Inc. (Electric)	24	1,401
Charming Shoppes, Inc.* (Retail)	120	588
Chart Industries, Inc.* (Machinery-Diversified)	30	1,622
Checkpoint Systems, Inc.* (Electronics)	36	394
Chemed Corp. (Commercial Services)	24	1,229
Chemical Financial Corp. (Banks)	78	1,663
Chemtura Corp.* (Chemicals)	90	1,021
Cheniere Energy, Inc.* (Oil & Gas)	66	574
Chesapeake Lodging Trust (REIT)	36	557

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 21

Common Stocks, continued

	Shares	Value
Chesapeake Utilities Corp. (Gas)	12	$520
Chiquita Brands International, Inc.* (Food)	48	400
Churchill Downs, Inc. (Entertainment)	18	938
CIBER, Inc.* (Computers)	78	301
Cincinnati Bell, Inc.* (Telecommunications)	198	600
Cinemark Holdings, Inc. (Entertainment)	78	1,442
CIRCOR International, Inc. (Metal Fabricate/Hardware)	12	424
Cirrus Logic, Inc.* (Semiconductors)	60	951
City Holding Co. (Banks)	18	610
CLARCOR, Inc. (Miscellaneous Manufacturing)	42	2,100
Clayton Williams Energy, Inc.* (Oil & Gas)	6	455
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	54	673
Clean Harbors, Inc.* (Environmental Control)	36	2,294
Clearwater Paper Corp.* (Forest Products & Paper)	24	855
Cleco Corp. (Electric)	48	1,829
Cloud Peak Energy, Inc.* (Coal)	60	1,159
CNO Financial Group, Inc.* (Insurance)	210	1,325
Coca-Cola Bottling Co. (Beverages)	6	351
Coeur d’Alene Mines Corp.* (Mining)	84	2,028
Cogent Communications Group, Inc.* (Internet)	42	709
Cognex Corp. (Machinery-Diversified)	36	1,288
Cohen & Steers, Inc. (Diversified Financial Services)	12	347
Coherent, Inc.* (Electronics)	18	941
Cohu, Inc. (Semiconductors)	42	477
Coinstar, Inc.* (Retail)	30	1,369
Colfax Corp.* (Miscellaneous Manufacturing)	30	854
Collective Brands, Inc.* (Retail)	54	776
Colonial Properties Trust (REIT)	72	1,502
Colony Financial, Inc. (REIT)	48	754
Columbia Banking System, Inc. (Banks)	54	1,041
Columbia Sportswear Co. (Apparel)	12	559
Columbus McKinnon Corp. NY* (Machinery-Diversified)	30	381
Comfort Systems USA, Inc. (Building Materials)	48	515
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	36	325
Community Bank System, Inc. (Banks)	48	1,334
Community Trust Bancorp, Inc. (Banks)	60	1,765
CommVault Systems, Inc.* (Software)	36	1,538
Compass Diversified Holdings (Holding Companies-Diversified)	48	595
Complete Production Services, Inc.* (Oil & Gas Services)	72	2,416
Computer Programs & Systems, Inc. (Software)	12	613
comScore, Inc.* (Internet)	30	636
Comstock Resources, Inc.* (Oil & Gas)	42	643
Comtech Telecommunications Corp. (Telecommunications)	30	859
Conceptus, Inc.* (Healthcare-Products)	30	379
Concur Technologies, Inc.* (Software)	36	1,828
CONMED Corp.* (Healthcare-Products)	30	770
Consolidated Communications Holdings, Inc. (Telecommunications)	72	1,372
Consolidated Graphics, Inc.* (Commercial Services)	12	579
Constant Contact, Inc.* (Internet)	30	696
Contango Oil & Gas Co.* (Oil & Gas)	12	698
Convergys Corp.* (Commercial Services)	96	1,226
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	54	757
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	12	475
Coresite Realty Corp. (REIT)	24	428
Corinthian Colleges, Inc.* (Commercial Services)	84	182
CoStar Group, Inc.* (Commercial Services)	24	1,602
Cousins Properties, Inc. (REIT)	66	423
Cracker Barrel Old Country Store, Inc. (Retail)	18	907
Credit Acceptance Corp.* (Diversified Financial Services)	6	494
CreXus Investment Corp. (REIT)	78	810
Crocs, Inc.* (Apparel)	78	1,152
Crosstex Energy, Inc. (Pipelines)	42	531
CSG Systems International, Inc.* (Software)	36	530
CSR PLCADR* (Semiconductors)	7	80
CTS Corp. (Electronics)	60	552
CubeSmart (REIT)	84	894
Cubic Corp. (Aerospace/Defense)	12	523
Cubist Pharmaceuticals, Inc.* (Biotechnology)	54	2,139
Curtiss-Wright Corp. (Aerospace/Defense)	30	1,060
CVB Financial Corp. (Banks)	84	843
CVR Energy, Inc.* (Oil & Gas)	78	1,461
Cyberonics, Inc.* (Healthcare-Products)	30	1,005
Cymer, Inc.* (Electronics)	24	1,194
CYS Investments, Inc. (REIT)	102	1,340
Daktronics, Inc. (Electronics)	36	345
Dana Holding Corp.* (Auto Parts & Equipment)	132	1,604
Darling International, Inc.* (Environmental Control)	102	1,356
DCT Industrial Trust, Inc. (REIT)	252	1,290
DealerTrack Holdings, Inc.* (Internet)	36	981
Delphi Financial Group, Inc.—Class A (Insurance)	54	2,392
Deltic Timber Corp. (Forest Products & Paper)	12	725
Deluxe Corp. (Commercial Services)	42	956
Denny’s Corp.* (Retail)	126	474
DepoMed, Inc.* (Pharmaceuticals)	72	373
Dexcom, Inc.* (Healthcare-Products)	60	559
DFC Global Corp.* (Commercial Services)	42	759
Diamond Foods, Inc. (Food)	18	581
DiamondRock Hospitality Co. (REIT)	168	1,620
Dice Holdings, Inc.* (Internet)	48	398
Digi International, Inc.* (Software)	30	335
Digital Generation, Inc.* (Media)	24	286
Digital River, Inc.* (Internet)	42	631
DigitalGlobe, Inc.* (Telecommunications)	30	513
Dime Community Bancshares, Inc. (Savings & Loans)	54	680
DineEquity, Inc.* (Retail)	12	507
Diodes, Inc.* (Semiconductors)	30	639
Dole Food Co., Inc.* (Food)	36	311
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	24	1,686
Domino’s Pizza, Inc.* (Retail)	54	1,833
Dorman Products, Inc.* (Auto Parts & Equipment)	18	665
Drew Industries, Inc.* (Building Materials)	24	589
Dril-Quip, Inc.* (Oil & Gas Services)	30	1,975
DTS, Inc.* (Home Furnishings)	18	490
Duff & Phelps Corp.—Class A (Diversified Financial Services)	42	609
DuPont Fabros Technology, Inc. (REIT)	54	1,308
Dycom Industries, Inc.* (Engineering & Construction)	36	753
Dynavax Technologies Corp.* (Biotechnology)	138	458
Dynegy, Inc.—Class A* (Electric)	90	249

See accompanying notes to the financial statements.

22  :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Dynex Capital, Inc. (REIT)	54	$493
E.W. Scripps Co.* (Media)	48	384
Eagle Materials, Inc. (Building Materials)	36	924
EarthLink, Inc. (Internet)	102	657
EastGroup Properties, Inc. (REIT)	18	783
Eastman Kodak Co.* (Miscellaneous Manufacturing)	240	156
Ebix, Inc. (Software)	24	530
Echelon Corp.* (Computers)	36	175
Education Realty Trust, Inc. (REIT)	72	737
El Paso Electric Co. (Electric)	42	1,455
Electro Rent Corp. (Commercial Services)	36	617
Electro Scientific Industries, Inc. (Electronics)	24	348
Electronics for Imaging, Inc.* (Computers)	42	599
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	18	667
EMCOR Group, Inc. (Engineering & Construction)	60	1,609
Emergent Biosolutions, Inc.* (Biotechnology)	24	404
Emeritus Corp.* (Healthcare-Services)	36	630
Empire District Electric Co. (Electric)	36	759
Employers Holdings, Inc. (Insurance)	36	651
Emulex Corp.* (Semiconductors)	78	535
Encore Capital Group, Inc.* (Diversified Financial Services)	18	383
Encore Wire Corp. (Electrical Components & Equipment)	18	466
Endeavour International Corp.* (Oil & Gas)	48	417
Endologix, Inc.* (Healthcare-Products)	48	551
Energy Partners, Ltd.* (Oil & Gas)	42	613
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	66	2,104
EnergySolutions, Inc.* (Environmental Control)	66	204
EnerNOC, Inc.* (Electric)	24	261
EnerSys* (Electrical Components & Equipment)	42	1,091
Ennis, Inc. (Household Products/Wares)	30	400
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	18	594
Enstar Group, Ltd.* (Insurance)	6	589
Entegris, Inc.* (Semiconductors)	114	995
Entertainment Properties Trust (REIT)	36	1,574
Entropic Communications, Inc.* (Semiconductors)	72	368
Enzon Pharmaceuticals, Inc.* (Biotechnology)	60	402
EPIQ Systems, Inc. (Software)	42	505
Equity Lifestyle Properties, Inc. (REIT)	24	1,601
Equity One, Inc. (REIT)	18	306
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	18	518
Esterline Technologies Corp.* (Aerospace/Defense)	24	1,343
Ethan Allen Interiors, Inc. (Home Furnishings)	24	569
Euronet Worldwide, Inc.* (Commercial Services)	48	887
Evercore Partners, Inc.—Class A (Diversified Financial Services)	18	479
Exact Sciences Corp.* (Biotechnology)	54	438
ExamWorks Group, Inc.* (Commercial Services)	24	228
Exelixis, Inc.* (Biotechnology)	120	568
Exide Technologies* (Auto Parts & Equipment)	90	237
Exlservice Holdings, Inc.* (Commercial Services)	12	268
Exponent, Inc.* (Engineering & Construction)	24	1,103
Express, Inc.* (Retail)	48	957
Exterran Holdings, Inc.* (Oil & Gas Services)	54	491
Extra Space Storage, Inc. (REIT)	66	1,599
EZCORP, Inc.—Class A* (Retail)	42	1,108
F.N.B. Corp. (Banks)	108	1,221
Fabrinet* (Miscellaneous Manufacturing)	18	246
Fair Isaac Corp. (Software)	36	1,290
FARO Technologies, Inc.* (Electronics)	18	828
FBL Financial Group, Inc.—Class A (Insurance)	18	612
Federal Signal Corp.* (Miscellaneous Manufacturing)	96	398
FEI Co.* (Electronics)	36	1,468
FelCor Lodging Trust, Inc.* (REIT)	156	476
Ferro Corp.* (Chemicals)	72	352
Fifth Street Finance Corp. (Investment Companies)	84	804
Financial Engines, Inc.* (Diversified Financial Services)	42	938
Finisar Corp.* (Telecommunications)	78	1,306
First American Financial Corp. (Insurance)	102	1,292
First Busey Corp. (Banks)	126	630
First Cash Financial Services, Inc.* (Retail)	30	1,053
First Commonwealth Financial Corp. (Banks)	114	600
First Financial Bancorp (Banks)	42	699
First Financial Bankshares, Inc. (Banks)	36	1,203
First Financial Corp. (Banks)	12	399
First Industrial Realty Trust, Inc.* (REIT)	60	614
First Midwest Bancorp, Inc. (Banks)	72	729
First Potomac Realty Trust (REIT)	36	470
FirstMerit Corp. (Banks)	84	1,271
Flagstone Reinsurance Holdings S.A. (Insurance)	60	497
Flotek Industries, Inc.* (Oil & Gas Services)	48	478
Flushing Financial Corp. (Savings & Loans)	42	530
Forestar Group, Inc.* (Real Estate)	36	545
FormFactor, Inc.* (Semiconductors)	102	516
Forrester Research, Inc.* (Commercial Services)	18	611
Forward Air Corp. (Transportation)	30	961
Franklin Electric Co., Inc. (Hand/Machine Tools)	18	784
Franklin Street Properties Corp. (REIT)	72	716
Fred’s, Inc. (Retail)	60	875
Fresh Del Monte Produce, Inc. (Food)	30	750
Frontline, Ltd. (Transportation)	42	180
FTI Consulting, Inc.* (Commercial Services)	36	1,527
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	18	297
Fuller (H.B.) Co. (Chemicals)	48	1,109
FX Energy, Inc.* (Oil & Gas)	66	317
G & K Services, Inc. (Textiles)	24	699
G-III Apparel Group, Ltd.* (Apparel)	18	448
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	6	261
Gaylord Entertainment Co.* (Lodging)	36	869
GenCorp, Inc.* (Aerospace/Defense)	66	351
Generac Holdings, Inc.* (Electrical Components & Equipment)	30	841
General Communication, Inc.—Class A* (Telecommunications)	48	470
Genesco, Inc.* (Retail)	18	1,111
Genesee & Wyoming, Inc.—Class A* (Transportation)	42	2,544
Genomic Health, Inc.* (Healthcare-Products)	18	457
Gentiva Health Services, Inc.* (Healthcare-Services)	30	203
GeoEye, Inc.* (Telecommunications)	24	533
GeoResources, Inc.* (Oil & Gas)	30	879
Georgia Gulf Corp.* (Chemicals)	30	585
Geron Corp.* (Biotechnology)	156	231
Getty Realty Corp. (REIT)	30	419
GFI Group, Inc. (Diversified Financial Services)	96	396
Gibraltar Industries, Inc.* (Building Materials)	36	503

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Small-Cap  :: 23

Common Stocks, continued

	Shares	Value
Glacier Bancorp, Inc. (Banks)	96	$1,155
Glatfelter (Forest Products & Paper)	48	678
Glimcher Realty Trust (REIT)	90	828
Global Geophysical Services, Inc.* (Oil & Gas Services)	18	121
Global Power Equipment Group, Inc.* (Machinery-Diversified)	6	143
Globe Specialty Metals, Inc. (Mining)	66	884
Globecomm Systems, Inc.* (Telecommunications)	24	328
GNC Acquisition Holdings, Inc.—Class A* (Retail)	18	521
Golar LNG, Ltd. (Transportation)	30	1,333
Gold Resource Corp. (Mining)	24	510
Golden Star Resources, Ltd.* (Mining)	276	455
Goodrich Petroleum Corp.* (Oil & Gas)	30	412
Government Properties Income Trust (REIT)	36	812
Grand Canyon Education, Inc.* (Commercial Services)	30	479
Granite Construction, Inc. (Engineering & Construction)	36	854
Graphic Packaging Holding Co.* (Packaging & Containers)	156	665
Great Lakes Dredge & Dock Co. (Commercial Services)	72	400
Greatbatch, Inc.* (Healthcare-Products)	24	530
Greenlight Capital Re, Ltd.—Class A* (Insurance)	36	852
Griffon Corp. (Miscellaneous Manufacturing)	60	548
Group 1 Automotive, Inc. (Retail)	24	1,243
GT Advanced Technologies, Inc.* (Semiconductors)	108	782
Gulf Island Fabrication, Inc. (Oil & Gas Services)	18	526
GulfMark Offshore, Inc.—Class A* (Transportation)	24	1,008
Gulfport Energy Corp.* (Oil & Gas)	36	1,060
H&E Equipment Services, Inc.* (Commercial Services)	36	483
Haemonetics Corp.* (Healthcare-Products)	18	1,102
Halozyme Therapeutics, Inc.* (Biotechnology)	102	970
Hancock Holding Co. (Banks)	66	2,110
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	30	561
Harleysville Group, Inc. (Insurance)	24	1,358
Harmonic, Inc.* (Telecommunications)	120	605
Harte-Hanks, Inc. (Advertising)	48	436
Harvest Natural Resources, Inc.* (Oil & Gas)	36	266
Hatteras Financial Corp. (REIT)	78	2,057
Haynes International, Inc. (Metal Fabricate/Hardware)	12	655
Healthcare Realty Trust, Inc. (REIT)	60	1,115
Healthcare Services Group, Inc. (Commercial Services)	78	1,380
HEALTHSOUTH Corp.* (Healthcare-Services)	84	1,484
HealthSpring, Inc.* (Healthcare-Services)	60	3,272
Healthways, Inc.* (Healthcare-Services)	36	247
Heartland Express, Inc. (Transportation)	48	686
Heartland Payment Systems, Inc. (Commercial Services)	36	877
HeartWare International, Inc.* (Healthcare-Products)	12	828
Heckmann Corp.* (Environmental Control)	96	638
Hecla Mining Co. (Mining)	282	1,475
HEICO Corp. (Aerospace/Defense)	36	2,105
Heidrick & Struggles International, Inc. (Commercial Services)	18	388
Helen of Troy, Ltd.* (Household Products/Wares)	30	921
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	102	1,612
Hercules Offshore, Inc.* (Oil & Gas)	96	426
Hercules Technology Growth Capital, Inc. (Private Equity)	66	623
Herman Miller, Inc. (Office Furnishings)	48	886
Hersha Hospitality Trust (REIT)	150	732
Hexcel Corp.* (Miscellaneous Manufacturing)	90	2,179
HFF, Inc.—Class A* (Real Estate)	30	310
Hibbett Sports, Inc.* (Retail)	24	1,084
Higher One Holdings, Inc.* (Diversified Financial Services)	30	553
Highwoods Properties, Inc. (REIT)	36	1,068
Hillenbrand, Inc. (Commercial Services)	54	1,205
Hilltop Holdings, Inc.* (Insurance)	60	507
Hittite Microwave Corp.* (Semiconductors)	30	1,481
HMS Holdings Corp.* (Commercial Services)	90	2,878
HNI Corp. (Office Furnishings)	42	1,096
Home Bancshares, Inc. (Banks)	24	622
Home Properties, Inc. (REIT)	24	1,382
Horace Mann Educators Corp. (Insurance)	42	576
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	24	744
Horsehead Holding Corp.* (Mining)	36	324
Hot Topic, Inc. (Retail)	42	278
HSN, Inc. (Retail)	36	1,305
Hub Group, Inc.—Class A* (Transportation)	36	1,167
Hudson Pacific Properties, Inc. (REIT)	30	425
Huron Consulting Group, Inc.* (Commercial Services)	24	930
Hyperdynamics Corp.* (Oil & Gas)	156	382
IBERIABANK Corp. (Banks)	24	1,183
ICF International, Inc.* (Commercial Services)	24	595
ICG Group, Inc.* (Internet)	36	278
Iconix Brand Group, Inc.* (Apparel)	66	1,075
ICU Medical, Inc.* (Healthcare-Products)	24	1,080
IDACORP, Inc. (Electric)	36	1,527
IDT Corp. (Telecommunications)	12	113
iGATE Corp.* (Computers)	30	472
II-VI, Inc.* (Electronics)	48	881
ImmunoGen, Inc.* (Biotechnology)	72	834
Impax Laboratories, Inc.* (Pharmaceuticals)	54	1,089
Incyte, Corp.* (Biotechnology)	78	1,171
Independent Bank Corp./MA (Banks)	30	819
Infinera Corp.* (Telecommunications)	126	791
Infinity Property & Casualty Corp. (Insurance)	12	681
InfoSpace, Inc.* (Internet)	60	659
Inland Real Estate Corp. (REIT)	78	594
Innophos Holdings, Inc. (Chemicals)	18	874
Innospec, Inc.* (Chemicals)	18	505
Inphi Corp.* (Semiconductors)	18	215
Insight Enterprises, Inc.* (Computers)	48	734
Insperity, Inc. (Commercial Services)	24	608
Insulet Corp.* (Healthcare-Products)	42	791
Integra LifeSciences Holdings* (Healthcare-Products)	18	555
Integrated Device Technology, Inc.* (Semiconductors)	126	688
Inter Parfums, Inc. (Cosmetics/Personal Care)	18	280
Interactive Intelligence Group, Inc.* (Software)	18	413
InterDigital, Inc. (Telecommunications)	42	1,830
Interface, Inc.—Class A (Office Furnishings)	42	485
Interline Brands, Inc.* (Building Materials)	36	561
Intermec, Inc.* (Machinery-Diversified)	48	329

See accompanying notes to the financial statements.

24 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
InterMune, Inc.* (Biotechnology)	42	$529
Internap Network Services Corp.* (Internet)	48	285
International Bancshares Corp. (Banks)	42	770
International Speedway Corp.—Class A (Entertainment)	24	608
Interval Leisure Group, Inc.* (Leisure Time)	42	572
INTL FCStone, Inc.* (Diversified Financial Services)	18	424
Intralinks Holdings, Inc.* (Internet)	30	187
Invacare Corp. (Healthcare-Products)	18	275
Invesco Mortgage Capital, Inc. (REIT)	66	927
Investment Technology Group, Inc.* (Diversified Financial Services)	42	454
Investors Bancorp, Inc.* (Savings & Loans)	66	890
Investors Real Estate Trust (REIT)	84	613
ION Geophysical Corp.* (Oil & Gas Services)	114	699
IPC The Hospitalist Co.* (Healthcare-Services)	18	823
Iridium Communications, Inc.* (Telecommunications)	48	370
iRobot Corp.* (Machinery-Diversified)	24	716
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	60	718
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	126	908
iStar Financial, Inc.* (REIT)	120	635
Ixia* (Telecommunications)	36	378
IXYS Corp.* (Semiconductors)	30	325
J & J Snack Foods Corp. (Food)	18	959
j2 Global, Inc. (Computers)	48	1,351
Jack Henry & Associates, Inc. (Computers)	72	2,420
Jack in the Box, Inc.* (Retail)	48	1,003
Jaguar Mining, Inc.* (Mining)	90	574
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	30	423
James River Coal Co.* (Coal)	42	291
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	24	927
JDA Software Group, Inc.* (Software)	36	1,166
JetBlue Airways Corp.* (Airlines)	228	1,186
John Bean Technologies Corp. (Miscellaneous Manufacturing)	42	646
Jos. A. Bank Clothiers, Inc.* (Retail)	24	1,170
K12, Inc.* (Commercial Services)	30	538
Kadant, Inc.* (Machinery-Diversified)	18	407
Kaiser Aluminum Corp. (Mining)	18	826
Kaman Corp. (Aerospace/Defense)	24	656
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	48	756
Kaydon Corp. (Metal Fabricate/Hardware)	30	915
KB Home (Home Builders)	90	605
KBW, Inc. (Diversified Financial Services)	36	546
Kelly Services, Inc.—Class A (Commercial Services)	24	328
KEMET Corp.* (Electronics)	36	254
Kenexa Corp.* (Commercial Services)	24	641
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	84	213
Key Energy Services, Inc.* (Oil & Gas Services)	114	1,764
Kforce, Inc.* (Commercial Services)	36	444
Kilroy Realty Corp. (REIT)	60	2,284
Kindred Healthcare, Inc.* (Healthcare-Services)	48	565
KIT Digital, Inc.* (Internet)	42	355
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	102	1,206
Knight Transportation, Inc. (Transportation)	54	845
Knightsbridge Tankers, Ltd. (Transportation)	18	246
Knoll, Inc. (Office Furnishings)	42	624
Knology, Inc.* (Media)	30	426
Kodiak Oil & Gas Corp.* (Oil & Gas)	168	1,596
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	18	618
Korn/Ferry International* (Commercial Services)	42	717
Kraton Performance Polymers, Inc.* (Chemicals)	30	609
Krispy Kreme Doughnuts, Inc.* (Retail)	54	353
Kulicke & Soffa Industries, Inc.* (Semiconductors)	66	611
La-Z-Boy, Inc.* (Home Furnishings)	54	643
Laclede Group, Inc. (Gas)	42	1,700
Lakeland Financial Corp. (Banks)	48	1,242
Lancaster Colony Corp. (Food)	18	1,248
Landauer, Inc. (Commercial Services)	12	618
LaSalle Hotel Properties (REIT)	84	2,034
Lattice Semiconductor Corp.* (Semiconductors)	114	677
Layne Christensen Co.* (Engineering & Construction)	18	436
Leap Wireless International, Inc.* (Telecommunications)	54	502
Lexington Realty Trust (REIT)	114	854
LHC Group, Inc.* (Healthcare-Services)	18	231
Life Time Fitness, Inc.* (Leisure Time)	36	1,683
Limelight Networks, Inc.* (Internet)	78	231
Lincoln Educational Services Corp. (Commercial Services)	24	190
Lindsay Manufacturing Co. (Machinery-Diversified)	12	659
Liquidity Services, Inc.* (Internet)	18	664
Lithia Motors, Inc.—Class A (Retail)	30	656
Littelfuse, Inc. (Electrical Components & Equipment)	18	774
Live Nation, Inc.* (Commercial Services)	120	997
LivePerson, Inc.* (Computers)	54	678
Liz Claiborne, Inc.* (Retail)	72	621
LogMeIn, Inc.* (Telecommunications)	18	694
Loral Space & Communications, Inc.* (Telecommunications)	12	779
Louisiana-Pacific Corp.* (Building Materials)	126	1,017
LSB Industries, Inc.* (Miscellaneous Manufacturing)	18	505
LTC Properties, Inc. (REIT)	24	741
LTX-Credence Corp.* (Semiconductors)	54	289
Lufkin Industries, Inc. (Oil & Gas Services)	24	1,615
Lumber Liquidators Holdings, Inc.* (Retail)	24	424
Luminex Corp.* (Healthcare-Products)	36	764
M.D.C. Holdings, Inc. (Home Builders)	36	635
Magellan Health Services, Inc.* (Healthcare-Services)	30	1,484
Magma Design Automation, Inc.* (Computers)	60	431
Magnum Hunter Resources Corp.* (Oil & Gas)	120	647
Maiden Holdings, Ltd. (Insurance)	54	473
Maidenform Brands, Inc.* (Apparel)	24	439
Main Street Capital Corp. (Investment Companies)	36	765
MAKO Surgical Corp.* (Healthcare-Products)	30	756
Manhattan Associates, Inc.* (Computers)	18	729
MannKind Corp.* (Pharmaceuticals)	84	210
ManTech International Corp.—Class A (Software)	24	750
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	30	395
MarketAxess Holdings, Inc. (Diversified Financial Services)	30	903
Marten Transport, Ltd. (Transportation)	18	324
Masimo Corp.* (Healthcare-Products)	42	785
MasTec, Inc.* (Engineering & Construction)	54	938

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Common Stocks, continued

	Shares	Value
Materion Corp.* (Mining)	18	$437
Matrix Service Co.* (Oil & Gas Services)	30	283
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	36	1,131
MAXIMUS, Inc. (Commercial Services)	36	1,489
Maxwell Technologies, Inc.* (Computers)	36	585
MB Financial, Inc. (Banks)	42	718
MCG Capital Corp. (Investment Companies)	144	575
McGrath Rentcorp (Commercial Services)	36	1,044
McMoRan Exploration Co.* (Oil & Gas)	96	1,397
MDC Partners, Inc.—Class A (Advertising)	24	324
Meadowbrook Insurance Group, Inc. (Insurance)	162	1,730
Measurement Specialties, Inc.* (Electronics)	18	503
MedAssets, Inc.* (Software)	48	444
Medical Properties Trust, Inc. (REIT)	120	1,184
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	48	1,596
Medidata Solutions, Inc.* (Software)	18	392
Medifast, Inc.* (Commercial Services)	12	165
Medivation, Inc.* (Pharmaceuticals)	30	1,383
MedQuist Holdings, Inc.* (Software)	30	289
Mentor Graphics Corp.* (Computers)	78	1,058
Mercury Computer Systems, Inc.* (Computers)	36	478
Meredith Corp. (Media)	30	979
Meridian Bioscience, Inc. (Healthcare-Products)	42	791
Merit Medical Systems, Inc.* (Healthcare-Products)	30	401
Meritage Homes Corp.* (Home Builders)	36	835
Meritor, Inc.* (Auto Parts & Equipment)	90	479
Methode Electronics, Inc. (Electronics)	60	497
MFA Financial, Inc. (REIT)	324	2,177
MGE Energy, Inc. (Electric)	48	2,245
MGIC Investment Corp.* (Insurance)	168	627
Micrel, Inc. (Semiconductors)	42	425
Micromet, Inc.* (Biotechnology)	102	733
Microsemi Corp.* (Semiconductors)	78	1,306
MicroStrategy, Inc.—Class A* (Software)	6	650
Mid-America Apartment Communities, Inc. (REIT)	30	1,876
Mine Safety Appliances Co. (Environmental Control)	24	795
Minerals Technologies, Inc. (Chemicals)	18	1,018
MIPS Technologies, Inc.* (Semiconductors)	48	214
MKS Instruments, Inc. (Semiconductors)	48	1,335
Mobile Mini, Inc.* (Storage/Warehousing)	36	628
Modine Manufacturing Co.* (Auto Parts & Equipment)	54	511
Molina Healthcare, Inc.* (Healthcare-Services)	36	804
Momenta Pharmaceuticals, Inc.* (Biotechnology)	54	939
Monolithic Power Systems, Inc.* (Semiconductors)	30	452
Monotype Imaging Holdings, Inc.* (Software)	36	561
Monro Muffler Brake, Inc. (Commercial Services)	30	1,164
Montpelier Re Holdings, Ltd. (Insurance)	60	1,065
Moog, Inc.—Class A* (Aerospace/Defense)	42	1,845
Motricity, Inc.* (Telecommunications)	36	32
Move, Inc.* (Internet)	31	193
MTS Systems Corp. (Computers)	18	734
Mueller Industries, Inc. (Metal Fabricate/Hardware)	36	1,383
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	192	468
MVC Capital, Inc. (Investment Companies)	36	417
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	12	797
Myers Industries, Inc. (Miscellaneous Manufacturing)	42	518
MYR Group, Inc.* (Engineering & Construction)	24	459
NACCO Industries, Inc.—Class A (Machinery-Diversified)	6	535
Nanometrics, Inc.* (Semiconductors)	24	442
Nash Finch Co. (Food)	12	351
National CineMedia, Inc. (Entertainment)	48	595
National Financial Partners* (Diversified Financial Services)	42	568
National Health Investors, Inc. (REIT)	30	1,319
National Healthcare Corp. (Healthcare-Services)	18	754
National Penn Bancshares, Inc. (Banks)	114	962
National Presto Industries, Inc. (Aerospace/Defense)	6	562
National Retail Properties, Inc. (REIT)	60	1,583
National Western Life Insurance Co.—Class A (Insurance)	6	817
Natus Medical, Inc.* (Healthcare-Products)	30	283
Navigant Consulting Co.* (Commercial Services)	48	548
NBT Bancorp, Inc. (Banks)	102	2,257
Neenah Paper, Inc. (Forest Products & Paper)	18	402
Nektar Therapeutics* (Pharmaceuticals)	108	604
Nelnet, Inc.—Class A (Diversified Financial Services)	30	734
Neogen Corp.* (Pharmaceuticals)	30	919
Neoprobe Corp.* (Healthcare-Products)	78	204
NETGEAR, Inc.* (Telecommunications)	30	1,007
Netlogic Microsystems, Inc.* (Semiconductors)	60	2,974
NetScout Systems, Inc.* (Computers)	42	739
NetSuite, Inc.* (Software)	24	973
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	48	408
Neutral Tandem, Inc.* (Telecommunications)	36	385
New Jersey Resources Corp. (Gas)	42	2,066
Newcastle Investment Corp. (REIT)	78	363
NewMarket Corp. (Chemicals)	6	1,189
Newpark Resources, Inc.* (Oil & Gas Services)	78	741
Newport Corp.* (Electronics)	42	572
NIC, Inc. (Internet)	66	878
Noranda Aluminum Holding Corp. (Mining)	30	248
Nordic American Tankers, Ltd. (Transportation)	42	504
Northern Oil and Gas, Inc.* (Oil & Gas)	54	1,295
NorthStar Realty Finance Corp. (REIT)	138	658
Northwest Bancshares, Inc. (Savings & Loans)	150	1,866
Northwest Natural Gas Co. (Gas)	24	1,150
NorthWestern Corp. (Electric)	36	1,288
NPS Pharmaceuticals, Inc.* (Biotechnology)	84	554
NTELOS Holdings Corp. (Telecommunications)	24	489
Nu Skin Enterprises, Inc. (Retail)	42	2,040
Nutrisystem, Inc. (Internet)	30	388
NuVasive, Inc.* (Healthcare-Products)	36	453
NxStage Medical, Inc.* (Healthcare-Products)	42	747
Oasis Petroleum, Inc.* (Oil & Gas)	48	1,396
Oclaro, Inc.* (Telecommunications)	42	118
Ocwen Financial Corp.* (Diversified Financial Services)	66	956
OCZ Technology Group, Inc.* (Computers)	48	317
Office Depot, Inc.* (Retail)	228	490
OfficeMax, Inc.* (Retail)	72	327
Old Dominion Freight Line, Inc.* (Transportation)	42	1,702
Old National Bancorp (Banks)	72	839
Olin Corp. (Chemicals)	66	1,297
OM Group, Inc.* (Chemicals)	30	672

See accompanying notes to the financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
OMEGA Healthcare Investors, Inc. (REIT)	84	$1,625
Omnicell, Inc.* (Software)	30	496
OmniVision Technologies, Inc.* (Semiconductors)	48	587
Omnova Solutions, Inc.* (Chemicals)	42	194
On Assignment, Inc.* (Commercial Services)	36	402
Oncothyreon, Inc.* (Biotechnology)	36	273
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	54	2,373
OpenTable, Inc.* (Internet)	18	704
Opko Health, Inc.* (Pharmaceuticals)	216	1,058
Oplink Communications, Inc.* (Telecommunications)	24	395
OPNET Technologies, Inc. (Software)	12	440
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	42	514
OraSure Technologies, Inc.* (Healthcare-Products)	54	492
Orbital Sciences Corp.* (Aerospace/Defense)	72	1,046
Orient-Express Hotels, Ltd.—Class A* (Lodging)	102	762
Oriental Financial Group, Inc. (Banks)	72	872
Oritani Financial Corp. (Savings & Loans)	90	1,149
Ormat Technologies, Inc. (Electric)	18	325
Orthofix International N.V.* (Healthcare-Products)	18	634
OSI Systems, Inc.* (Electronics)	18	878
Otter Tail Corp. (Electric)	48	1,057
Overseas Shipholding Group, Inc. (Transportation)	24	262
Owens & Minor, Inc. (Distribution/Wholesale)	66	1,834
Oxford Industries, Inc. (Apparel)	12	541
OYO Geospace Corp.* (Oil & Gas Services)	6	464
P.F. Chang’s China Bistro, Inc. (Retail)	18	556
Pacific Biosciences of California, Inc.* (Biotechnology)	36	101
PacWest Bancorp (Banks)	24	455
Papa John’s International, Inc.* (Retail)	18	678
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	24	786
Parametric Technology Corp.* (Software)	102	1,863
Paramount Gold and Silver Corp.* (Mining)	114	244
PAREXEL International Corp.* (Commercial Services)	54	1,120
Park Electrochemical Corp. (Electronics)	36	922
Park National Corp. (Banks)	18	1,171
Parker Drilling Co.* (Oil & Gas)	108	774
Parkway Properties, Inc. (REIT)	24	237
Patriot Coal Corp.* (Coal)	90	762
PDL BioPharma, Inc. (Biotechnology)	150	930
Pebblebrook Hotel Trust (REIT)	54	1,036
Peet’s Coffee & Tea, Inc.* (Beverages)	12	752
Pegasystems, Inc. (Software)	18	529
Pendrell Corp.* (Commercial Services)	156	399
Penn Virginia Corp. (Oil & Gas)	48	254
PennantPark Investment Corp. (Investment Companies)	66	666
Pennsylvania REIT (REIT)	54	564
PennyMac Mortgage Investment Trust (REIT)	48	798
Penske Automotive Group, Inc. (Retail)	36	693
Perry Ellis International, Inc.* (Apparel)	18	256
Petroleum Development* (Oil & Gas)	24	843
PetroQuest Energy, Inc.* (Oil & Gas)	60	396
Pharmacyclics, Inc.* (Pharmaceuticals)	42	622
PharMerica Corp.* (Pharmaceuticals)	30	455
PHH Corp.* (Commercial Services)	54	578
Photronics, Inc.* (Semiconductors)	48	292
PICO Holdings, Inc.* (Water)	24	494
Piedmont Natural Gas Co., Inc. (Gas)	60	2,039
Pier 1 Imports, Inc.* (Retail)	96	1,337
Pinnacle Entertainment, Inc.* (Entertainment)	54	549
Pinnacle Financial Partners, Inc.* (Banks)	30	485
Pioneer Drilling Co.* (Oil & Gas)	48	465
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	24	485
Plantronics, Inc. (Telecommunications)	48	1,711
Platinum Underwriters Holdings, Ltd. (Insurance)	30	1,023
Plexus Corp.* (Electronics)	30	821
PMFG, Inc.* (Miscellaneous Manufacturing)	24	468
PNM Resources, Inc. (Electric)	78	1,422
PolyOne Corp. (Chemicals)	78	901
Pool Corp. (Distribution/Wholesale)	48	1,445
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	18	1,215
Portland General Electric Co. (Electric)	48	1,214
Post Properties, Inc. (REIT)	42	1,836
Potlatch Corp. (REIT)	36	1,120
Powell Industries, Inc.* (Electrical Components & Equipment)	12	375
Power Integrations, Inc. (Semiconductors)	24	796
Power-One, Inc.* (Electrical Components & Equipment)	66	258
Powerwave Technologies, Inc.* (Telecommunications)	36	75
Premiere Global Services, Inc.* (Telecommunications)	72	610
Prestige Brands Holdings, Inc.* (Household Products/Wares)	48	541
PriceSmart, Inc. (Retail)	18	1,253
Primerica, Inc. (Insurance)	36	837
Primoris Services Corp. (Holding Companies-Diversified)	30	448
PrivateBancorp, Inc. (Banks)	48	527
ProAssurance Corp. (Insurance)	30	2,395
Progress Software Corp.* (Software)	60	1,161
PROS Holdings, Inc.* (Software)	24	357
Prospect Capital Corp. (Investment Companies)	90	836
Prosperity Bancshares, Inc. (Banks)	36	1,453
Provident Financial Services, Inc. (Savings & Loans)	78	1,044
Provident New York Bancorp (Savings & Loans)	84	558
PS Business Parks, Inc. (REIT)	12	665
PSS World Medical, Inc.* (Healthcare-Products)	42	1,016
QLIK Technologies, Inc.* (Software)	60	1,452
Quad Graphics, Inc. (Commercial Services)	18	258
Quaker Chemical Corp. (Chemicals)	18	700
Quality Systems, Inc. (Software)	36	1,332
Quanex Building Products Corp. (Building Materials)	42	631
Quantum Corp.* (Computers)	210	504
Quest Software, Inc.* (Software)	54	1,004
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	48	1,996
Quidel Corp.* (Healthcare-Products)	30	454
Quiksilver, Inc.* (Apparel)	132	477
QuinStreet, Inc.* (Internet)	24	225
Radian Group, Inc. (Insurance)	126	295
Rambus, Inc.* (Semiconductors)	84	634
Ramco-Gershenson Properties Trust (REIT)	12	118
Raven Industries, Inc. (Miscellaneous Manufacturing)	18	1,114
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	24	1,001
RealD, Inc.* (Computers)	30	238

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Common Stocks, continued

	Shares	Value
RealPage, Inc.* (Software)	30	$758
Red Robin Gourmet Burgers, Inc.* (Retail)	12	332
Redwood Trust, Inc. (REIT)	78	794
Regis Corp. (Retail)	54	894
Renasant Corp. (Banks)	42	630
Rent-A-Center, Inc. (Commercial Services)	54	1,998
Resolute Energy Corp.* (Oil & Gas)	48	518
Resource Capital Corp. (REIT)	198	1,111
Resources Connection, Inc. (Commercial Services)	48	508
Retail Opportunity Investments Corp. (REIT)	42	497
Rex Energy Corp.* (Oil & Gas)	36	531
RF Micro Devices, Inc.* (Telecommunications)	234	1,264
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	72	568
RightNow Technologies, Inc.* (Software)	24	1,026
Rite Aid Corp.* (Retail)	492	620
RLI Corp. (Insurance)	24	1,749
RLJ Lodging Trust (REIT)	24	404
Robbins & Myers, Inc. (Machinery-Diversified)	36	1,748
Rofin-Sinar Technologies, Inc.* (Electronics)	24	548
Rogers Corp.* (Electronics)	12	442
Rollins, Inc. (Commercial Services)	78	1,733
Rosetta Resources, Inc.* (Oil & Gas)	48	2,088
RSC Holdings, Inc.* (Commercial Services)	72	1,332
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	24	557
Ruby Tuesday, Inc.* (Retail)	60	414
Ruddick Corp. (Food)	42	1,791
Rudolph Technologies, Inc.* (Semiconductors)	30	278
Rue21, Inc.* (Retail)	12	259
Rush Enterprises, Inc.* (Retail)	42	879
S&T Bancorp, Inc. (Banks)	48	938
S1 Corp.* (Internet)	78	746
Sabra Health Care REIT, Inc. (REIT)	42	508
Safeguard Scientifics, Inc.* (Internet)	30	474
Safety Insurance Group, Inc. (Insurance)	18	729
Saks, Inc.* (Retail)	102	994
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	48	2,297
Sanderson Farms, Inc. (Food)	18	902
Sandy Spring Bancorp, Inc. (Banks)	24	421
Sangamo BioSciences, Inc.* (Biotechnology)	60	170
Sanmina-SCI Corp.* (Electronics)	66	614
Sapient Corp. (Internet)	90	1,134
Sauer-Danfoss, Inc.* (Machinery-Diversified)	12	435
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	66	147
ScanSource, Inc.* (Distribution/Wholesale)	24	864
SCBT Financial Corp. (Banks)	18	522
Scholastic Corp. (Media)	36	1,079
Schulman (A.), Inc. (Chemicals)	30	635
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	18	1,196
Scientific Games Corp.—Class A* (Entertainment)	60	582
Seattle Genetics, Inc.* (Biotechnology)	90	1,504
Select Comfort Corp.* (Home Furnishings)	48	1,041
Select Medical Holdings Corp.* (Healthcare-Services)	48	407
Selective Insurance Group, Inc. (Insurance)	60	1,064
SemGroup Corp.—Class A* (Pipelines)	36	938
Semtech Corp.* (Semiconductors)	54	1,340
Sensient Technologies Corp. (Chemicals)	48	1,819
Sequenom, Inc.* (Biotechnology)	96	427
Shenandoah Telecommunications Co. (Telecommunications)	36	377
Ship Finance International, Ltd. (Transportation)	42	392
ShoreTel, Inc.* (Telecommunications)	42	268
Shuffle Master, Inc.* (Entertainment)	66	774
Shutterfly, Inc.* (Internet)	24	546
SIGA Technologies, Inc.* (Pharmaceuticals)	30	76
Signature Bank* (Banks)	30	1,800
Silicon Graphics International Corp.* (Computers)	30	344
Silicon Image, Inc.* (Semiconductors)	72	338
Simmons First National Corp.—Class A (Banks)	36	979
Simpson Manufacturing Co., Inc. (Building Materials)	42	1,414
Sinclair Broadcast Group, Inc.—Class A (Media)	42	476
Six Flags Entertainment Corp. (Entertainment)	18	742
SJW Corp. (Water)	24	567
Skechers U.S.A., Inc.—Class A* (Apparel)	36	436
SkyWest, Inc. (Airlines)	54	680
Smart Balance, Inc.* (Food)	60	322
Smith Corp. (Miscellaneous Manufacturing)	36	1,444
Snyders-Lance, Inc. (Food)	42	945
Solar Capital, Ltd. (Investment Companies)	42	928
Solarwinds, Inc.* (Software)	48	1,342
Sonic Automotive, Inc. (Retail)	36	533
Sonic Corp.* (Retail)	54	363
SonoSite, Inc.* (Healthcare-Products)	18	969
Sonus Networks, Inc.* (Telecommunications)	192	461
Sotheby’s—Class A (Commercial Services)	54	1,541
Sourcefire, Inc.* (Internet)	24	777
South Jersey Industries, Inc. (Gas)	30	1,704
Southside Bancshares, Inc. (Banks)	24	520
Southwest Gas Corp. (Gas)	36	1,530
Sovran Self Storage, Inc. (REIT)	24	1,024
Spansion, Inc.—Class A* (Computers)	48	397
Spartan Stores, Inc. (Food)	30	555
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	12	329
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	48	702
SS&C Technologies Holdings, Inc.* (Software)	30	542
Stage Stores, Inc. (Retail)	36	500
Standard Microsystems Corp.* (Semiconductors)	30	773
Standard Pacific Corp.* (Home Builders)	150	477
Standex International Corp. (Miscellaneous Manufacturing)	12	410
Star Scientific, Inc.* (Agriculture)	102	222
Starwood Property Trust, Inc. (REIT)	78	1,444
State Bank Finacial Corp.* (Banks)	36	544
STEC, Inc.* (Computers)	36	309
Steelcase, Inc.—Class A (Office Furnishings)	78	582
Steiner Leisure, Ltd.* (Commercial Services)	18	817
Stepan Co. (Chemicals)	12	962
STERIS Corp. (Healthcare-Products)	54	1,610
Sterling Financial Corp.* (Banks)	36	601
Steven Madden, Ltd.* (Apparel)	30	1,035
Stewart Enterprises, Inc.—Class A (Commercial Services)	96	553
Stifel Financial Corp.* (Diversified Financial Services)	42	1,346
Stillwater Mining Co.* (Mining)	90	941
Stone Energy Corp.* (Oil & Gas)	48	1,266
Stoneridge, Inc.* (Electronics)	36	303
STR Holdings, Inc.* (Miscellaneous Manufacturing)	24	198
Stratasys, Inc.* (Computers)	18	547
Strategic Hotels & Resorts, Inc.* (REIT)	168	902

See accompanying notes to the financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Strayer Education, Inc. (Commercial Services)	12	$1,166
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	24	803
SuccessFactors, Inc.* (Commercial Services)	66	2,631
Sun Communities, Inc. (REIT)	18	658
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	18	422
Sunrise Assisted Living, Inc.* (Healthcare-Services)	54	350
Sunstone Hotel Investors, Inc.* (REIT)	96	782
Super Micro Computer, Inc.* (Computers)	30	470
Superior Industries International, Inc. (Auto Parts & Equipment)	24	397
Susquehanna Bancshares, Inc. (Banks)	96	804
SVB Financial Group* (Banks)	36	1,717
Swift Energy Co.* (Oil & Gas)	36	1,070
Swift Transportation Co.* (Transportation)	72	593
Swisher Hygiene, Inc.* (Commercial Services)	72	269
Sycamore Networks, Inc.* (Telecommunications)	24	430
Sykes Enterprises, Inc.* (Computers)	42	658
Symetra Financial Corp. (Insurance)	72	653
Symmetry Medical, Inc.* (Healthcare-Products)	54	431
Synaptics, Inc.* (Computers)	30	904
Synchronoss Technologies, Inc.* (Software)	24	725
SYNNEX Corp.* (Software)	36	1,097
Syntel, Inc. (Computers)	12	561
Take-Two Interactive Software, Inc.* (Software)	66	894
TAL International Group, Inc. (Trucking & Leasing)	24	691
Taleo Corp.—Class A* (Software)	30	1,161
Tanger Factory Outlet Centers, Inc. (REIT)	66	1,935
Targa Resources Corp. (Oil & Gas Services)	18	732
Targacept, Inc.* (Pharmaceuticals)	30	167
Team Health Holdings, Inc.* (Commercial Services)	24	530
Team, Inc.* (Commercial Services)	24	714
Teekay Tankers, Ltd.—Class A (Transportation)	42	148
Tejon Ranch Co.* (Agriculture)	18	441
Tekelec* (Telecommunications)	78	853
Teledyne Technologies, Inc.* (Aerospace/Defense)	30	1,645
TeleTech Holdings, Inc.* (Commercial Services)	24	389
Tennant Co. (Machinery-Diversified)	18	700
Tenneco, Inc.* (Auto Parts & Equipment)	54	1,608
Tesco Corp.* (Oil & Gas Services)	30	379
Tessera Technologies, Inc.* (Semiconductors)	60	1,005
Tetra Tech, Inc.* (Environmental Control)	60	1,295
TETRA Technologies, Inc.* (Oil & Gas Services)	84	785
Texas Capital Bancshares, Inc.* (Banks)	36	1,102
Texas Industries, Inc. (Building Materials)	24	739
Texas Roadhouse, Inc. (Retail)	48	715
Textainer Group Holdings, Ltd. (Trucking & Leasing)	18	524
The Andersons, Inc. (Agriculture)	18	786
The Brink’s Co. (Miscellaneous Manufacturing)	42	1,129
The Buckle, Inc. (Retail)	24	981
The Cato Corp.—Class A (Retail)	24	581
The Cheesecake Factory, Inc.* (Retail)	48	1,409
The Children’s Place Retail Stores, Inc.* (Retail)	18	956
The Corporate Executive Board Co. (Commercial Services)	30	1,143
The Ensign Group, Inc. (Healthcare-Services)	18	441
The Finish Line, Inc.—Class A (Retail)	42	810
The Fresh Market, Inc.* (Food)	24	958
The Geo Group, Inc.* (Commercial Services)	60	1,005
The Gorman-Rupp Co. (Machinery-Diversified)	18	489
The Greenbrier Cos., Inc.* (Trucking & Leasing)	18	437
The Hain Celestial Group, Inc.* (Food)	30	1,100
The Jones Group, Inc. (Apparel)	72	760
The Medicines Co.* (Biotechnology)	48	895
The Men’s Wearhouse, Inc. (Retail)	42	1,361
The Middleby Corp.* (Machinery-Diversified)	18	1,693
The Navigators Group, Inc.* (Insurance)	12	572
The New York Times Co.—Class A* (Media)	114	881
The Pantry, Inc.* (Retail)	18	215
The Pep Boys-Manny, Moe & Jack (Retail)	48	528
The Ryland Group, Inc. (Home Builders)	48	756
The Ultimate Software Group, Inc.* (Software)	24	1,563
The Warnaco Group, Inc.* (Apparel)	36	1,801
The Wet Seal, Inc.—Class A* (Retail)	84	274
Theravance, Inc.* (Pharmaceuticals)	66	1,459
Thompson Creek Metals Co., Inc.* (Mining)	150	1,044
Titan International, Inc. (Auto Parts & Equipment)	36	701
Titan Machinery, Inc.* (Distribution/Wholesale)	12	261
TiVo, Inc.* (Home Furnishings)	108	969
TNS, Inc.* (Commercial Services)	36	638
Tompkins Financial Corp. (Banks)	24	924
Tootsie Roll Industries, Inc. (Food)	36	852
Tower Group, Inc. (Insurance)	36	726
TowneBank (Banks)	54	661
TPC Group, Inc.* (Chemicals)	12	280
Travelzoo, Inc.* (Internet)	6	147
Tredegar Corp. (Miscellaneous Manufacturing)	30	666
TreeHouse Foods, Inc.* (Food)	30	1,961
Trex Co., Inc.* (Building Materials)	12	275
Triangle Capital Corp. (Investment Companies)	30	574
TriMas Corp.* (Miscellaneous Manufacturing)	24	431
Triple-S Management Corp.—Class B* (Healthcare-Services)	30	601
TriQuint Semiconductor, Inc.* (Semiconductors)	156	760
Triumph Group, Inc. (Aerospace/Defense)	36	2,104
True Religion Apparel, Inc.* (Apparel)	24	830
TrueBlue, Inc.* (Commercial Services)	36	500
TrustCo Bank Corp. NY (Banks)	150	842
Trustmark Corp. (Banks)	48	1,166
TTM Technologies, Inc.* (Electronics)	48	526
Tutor Perini Corp.* (Engineering & Construction)	30	370
Twin Disc, Inc. (Machinery-Diversified)	12	436
Two Harbors Investment Corp. (REIT)	84	776
Tyler Technologies, Inc.* (Software)	30	903
UIL Holdings Corp. (Electric)	42	1,486
Ultratech Stepper, Inc.* (Semiconductors)	24	590
UMB Financial Corp. (Banks)	24	894
Umpqua Holdings Corp. (Banks)	102	1,264
UniFirst Corp. (Textiles)	18	1,021
Unisource Energy Corp. (Electric)	36	1,329
Unisys Corp.* (Computers)	36	710
United Bankshares, Inc. (Banks)	48	1,357
United Fire & Casualty Co. (Insurance)	30	605
United Natural Foods, Inc.* (Food)	42	1,680
United Online, Inc. (Internet)	96	522
United Rentals, Inc.* (Commercial Services)	54	1,596
United Stationers, Inc. (Distribution/Wholesale)	36	1,172
Universal American Corp. (Insurance)	30	381
Universal Corp. (Agriculture)	24	1,103
Universal Display Corp.* (Electrical Components & Equipment)	36	1,321
Universal Electronics, Inc.* (Home Furnishings)	18	304
Universal Forest Products, Inc. (Building Materials)	18	556
Universal Health Realty Income Trust (REIT)	12	468

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued

	Shares	Value
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	6	$224
Universal Technical Institute, Inc.* (Commercial Services)	24	307
Urstadt Biddle Properties—Class A (REIT)	24	434
US Airways Group, Inc.* (Airlines)	150	761
US Ecology, Inc. (Environmental Control)	30	563
US Gold Corp.* (Mining)	108	363
USA Mobility, Inc. (Telecommunications)	30	416
USEC, Inc.* (Mining)	126	144
USG Corp.* (Building Materials)	72	732
Vail Resorts, Inc. (Entertainment)	36	1,525
Valassis Communications, Inc.* (Commercial Services)	42	808
ValueClick, Inc.* (Internet)	66	1,075
ValueVision Media, Inc.—Class A* (Advertising)	48	90
Vantage Drilling Co.* (Oil & Gas)	192	223
VASCO Data Security International, Inc.* (Internet)	30	196
Vector Group, Ltd. (Agriculture)	66	1,172
Veeco Instruments, Inc.* (Semiconductors)	36	749
Venoco, Inc.* (Oil & Gas)	24	162
Vera Bradley, Inc.* (Retail)	18	581
Verint Systems, Inc.* (Software)	24	661
Viad Corp. (Commercial Services)	24	420
ViaSat, Inc.* (Telecommunications)	36	1,660
Vicor Corp. (Electrical Components & Equipment)	30	239
ViewPoint Financial Group (Savings & Loans)	54	703
VirnetX Holding Corp.* (Internet)	36	899
ViroPharma, Inc.* (Pharmaceuticals)	72	1,972
Virtus Investment Partners, Inc.* (Diversified Financial Services)	6	456
Vitamin Shoppe, Inc.* (Retail)	24	957
VIVUS, Inc.* (Pharmaceuticals)	90	878
Vocus, Inc.* (Internet)	18	398
Volcano Corp.* (Healthcare-Products)	42	999
Volterra Semiconductor Corp.* (Semiconductors)	30	768
Vonage Holdings Corp.* (Telecommunications)	156	382
W&T Offshore, Inc. (Oil & Gas)	36	764
Wabash National Corp.* (Auto Manufacturers)	90	706
Walter Investment Management Corp. (REIT)	24	492
Washington REIT (REIT)	54	1,477
Washington Trust Bancorp, Inc. (Banks)	24	573
Watsco, Inc. (Distribution/Wholesale)	30	1,970
Watts Water Technologies, Inc.—Class A (Electronics)	24	821
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	54	446
WD-40 Co. (Household Products/Wares)	18	727
Web.com Group, Inc.* (Internet)	30	344
Websense, Inc.* (Internet)	36	674
Webster Financial Corp. (Banks)	54	1,101
Weis Markets, Inc. (Food)	18	719
WellCare Health Plans, Inc.* (Healthcare-Services)	36	1,890
Werner Enterprises, Inc. (Transportation)	48	1,157
WesBanco, Inc. (Banks)	54	1,051
West Coast Bancorp* (Banks)	24	374
West Pharmaceutical Services, Inc. (Healthcare-Products)	48	1,822
Westamerica Bancorp (Banks)	30	1,317
Western Alliance Bancorp* (Banks)	72	449
Western Refining, Inc.* (Oil & Gas)	48	638
WGL Holdings, Inc. (Gas)	42	1,857
Winn-Dixie Stores, Inc.* (Food)	54	507
Winthrop Realty Trust (REIT)	42	427
Wintrust Financial Corp. (Banks)	30	842
Wolverine World Wide, Inc. (Apparel)	42	1,497
Woodward, Inc. (Electronics)	54	2,210
World Acceptance Corp.* (Diversified Financial Services)	12	882
World Fuel Services Corp. (Retail)	66	2,771
Worthington Industries, Inc. (Metal Fabricate/Hardware)	60	983
Wright Express Corp.* (Commercial Services)	36	1,954
Wright Medical Group, Inc.* (Healthcare-Products)	36	594
Xyratex, Ltd. (Computers)	42	559
Zep, Inc. (Chemicals)	24	336
ZIOPHARM Oncology, Inc.* (Biotechnology)	66	291
Zoll Medical Corp.* (Healthcare-Products)	18	1,137
Zumiez, Inc.* (Retail)	18	500
TOTAL COMMON STOCKS (Cost $903,891)		947,119

Repurchase Agreements(a)(b) (86.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $6,162,000	$6,162,000	$6,162,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,162,000)		6,162,000
TOTAL INVESTMENT SECURITIES (Cost $7,065,891)—100.1%		7,109,119
Net other assets (liabilities)—(0.1)%		(5,689)
NET ASSETS—100.0%		$7,103,430

*                           Non-income producing security

(a)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $742,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,401,250)	19	$(10,957)

See accompanying notes to the financial statements.

30 :: ProFund VP Small-Cap :: Financial Statements

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$4,357,489	$(60,442)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	385,367	(6,498)
		$(66,940)

ProFund VP Small-Cap invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$850	NM
Aerospace/Defense	14,308	0.2%
Agriculture	3,724	0.1%
Airlines	5,520	0.1%
Apparel	12,978	0.2%
Auto Manufacturers	706	NM
Auto Parts & Equipment	8,833	0.1%
Banks	60,280	0.9%
Beverages	2,017	NM
Biotechnology	19,272	0.3%
Building Materials	9,389	0.1%
Chemicals	16,837	0.2%
Coal	2,212	NM
Commercial Services	65,221	1.0%
Computers	19,862	0.3%
Cosmetics/Personal Care	947	NM
Distribution/Wholesale	10,378	0.1%
Diversified Financial Services	15,251	0.2%
Electric	22,761	0.3%
Electrical Components & Equipment	9,335	0.1%
Electronics	21,456	0.3%
Energy-Alternate Sources	881	NM
Engineering & Construction	7,074	0.1%
Entertainment	8,668	0.1%
Environmental Control	7,993	0.1%
Food	18,342	0.3%
Forest Products & Paper	7,833	0.1%
Gas	12,566	0.2%
Hand/Machine Tools	784	NM
Healthcare-Products	32,828	0.5%
Healthcare-Services	19,208	0.3%
Holding Companies-Diversified	1,043	NM
Home Builders	3,308	NM
Home Furnishings	4,016	0.1%
Household Products/Wares	4,380	0.1%
Insurance	31,628	0.4%
Internet	22,068	0.3%
Investment Companies	7,399	0.1%
Iron/Steel	224	NM
Leisure Time	3,996	0.1%
Lodging	2,598	NM
Machinery-Construction & Mining	966	NM
Machinery-Diversified	15,416	0.2%
Media	6,731	0.1%
Metal Fabricate/Hardware	6,808	0.1%
Mining	11,601	0.2%
Miscellaneous Manufacturing	22,222	0.3%
Office Furnishings	3,673	0.1%
Oil & Gas	33,471	0.5%
Oil & Gas Services	16,501	0.2%
Packaging & Containers	665	NM
Pharmaceuticals	29,387	0.4%
Pipelines	1,469	NM
Private Equity	623	NM
REIT	80,686	1.2%
Real Estate	855	NM
Retail	60,209	0.9%
Savings & Loans	9,305	0.1%
Semiconductors	30,687	0.4%
Software	40,556	0.7%
Storage/Warehousing	628	NM
Telecommunications	30,217	0.4%
Textiles	1,720	NM
Toys/Games/Hobbies	423	NM
Transportation	17,397	0.2%
Trucking & Leasing	2,945	NM
Water	2,984	NM
Other**	6,156,311	86.7%
Total	$7,103,430	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$7,065,891
Securities, at value	947,119
Repurchase agreements, at value	6,162,000
Total Investment Securities, at value	7,109,119
Cash	528
Segregated cash balances with brokers	129,010
Segregated cash balances with custodian	233
Dividends and interest receivable	1,455
Receivable for capital shares issued	549
Prepaid expenses	31
TOTAL ASSETS	7,240,925

LIABILITIES:
Payable for capital shares redeemed	46,325
Unrealized loss on swap agreements	66,940
Variation margin on futures contracts	6,650
Advisory fees payable	3,790
Management services fees payable	505
Administration fees payable	219
Administrative services fees payable	2,725
Distribution fees payable	2,663
Transfer agency fees payable	354
Fund accounting fees payable	489
Compliance services fees payable	30
Other accrued expenses	6,805
TOTAL LIABILITIES	137,495
NET ASSETS	$7,103,430

NET ASSETS CONSIST OF:
Capital	$7,044,558
Accumulated net investment income (loss)	(179)
Accumulated net realized gains (losses) on investments	93,720
Net unrealized appreciation (depreciation) on investments	(34,669)
NET ASSETS	$7,103,430

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	269,487
Net Asset Value (offering and redemption price per share)	$26.36

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$14,893
Interest	1,813
TOTAL INVESTMENT INCOME	16,706

EXPENSES:
Advisory fees	43,980
Management services fees	5,864
Administration fees	2,477
Transfer agency fees	3,626
Administrative services fees	14,543
Distribution fees	14,660
Custody fees	12,556
Fund accounting fees	12,519
Trustee fees	101
Compliance services fees	60
Other fees	11,310
Total Gross Expenses before reductions	121,696
Less Expenses reduced by the Advisor	(23,181)
TOTAL NET EXPENSES	98,515
NET INVESTMENT INCOME (LOSS)	(81,809)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	235,942
Net realized gains (losses) on futures contracts	82,887
Net realized gains (losses) on swap agreements	117,343
Change in net unrealized appreciation/depreciation on investments	(330,018)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	106,154
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,345

See accompanying notes to the financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(81,809)	$(72,292)
Net realized gains (losses) on investments	436,172	273,333
Change in net unrealized appreciation/depreciation on investments	(330,018)	252,814
Change in net assets resulting from operations	24,345	453,855
CAPITAL TRANSACTIONS:
Proceeds from shares issued	48,520,771	79,801,320
Value of shares redeemed	(50,519,603)	(75,590,840)
Change in net assets resulting from capital transactions	(1,998,832)	4,210,480
Change in net assets	(1,974,487)	4,664,335
NET ASSETS:
Beginning of period	9,077,917	4,413,582
End of period	$7,103,430	$9,077,917
Accumulated net investment income (loss)	$(179)	$(272)
SHARE TRANSACTIONS:
Issued	1,728,732	3,337,412
Redeemed	(1,784,146)	(3,209,596)
Change in shares	(55,414)	127,816

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap :: 33

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$27.94		$22.39	$17.75		$30.71	$37.24

Investment Activities:
Net investment income (loss)(a)	(0.39)		(0.31)	(0.25)		(0.10)	0.06
Net realized and unrealized gains (losses) on investments	(1.19	)(b)	5.86	4.89		(9.82)	(0.82)
Total income (loss) from investment activities	(1.58)		5.55	4.64		(9.92)	(0.76)

Distributions to Shareholders From:
Net investment income	—		—	—		(0.08)	(0.28)
Net realized gains on investments	—		—	—		(2.96)	(5.49)
Total distributions	—		—	—		(3.04)	(5.77)

Net Asset Value, End of Period	$26.36		$27.94	$22.39		$17.75	$30.71

Total Return	(5.65)%		24.79%	26.14%		(35.44)%	(2.21)%

Ratios to Average Net Assets:
Gross expenses	2.08%		2.05%	2.30%		1.65%	1.61%
Net expenses	1.68%		1.68%	1.73	%(c)	1.62%	1.56%
Net investment income (loss)	(1.40)%		(1.31)%	(1.34)%		(0.37)%	0.15%

Supplemental Data:
Net assets, end of period (000’s)	$7,103		$9,078	$4,414		$2,815	$68,525
Portfolio turnover rate(d)	202%		378%	840%		69%	40%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

The expense ratio does not correlate to the applicable expenses limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

34 :: ProFund VP Europe 30 :: Management Discussion of Fund Performance

ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index(1) (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -8.88%. For the same period, the Index had a price return of -11.25%(2) and a volatility of 31.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. Dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2011, the Fund invested in futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Europe 30	-8.88%	-4.51%	1.73%
ProFunds Europe 30 Index	-11.25%	-5.84%	0.90%
Dow Jones STOXX 50 Index	-19.74%	-11.14%	-1.11%

Expense Ratios**

Fund	Gross	Net
ProFund VP Europe 30	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Futures Contracts	6%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC - Class A	5.0%
BHP Billiton PLC	4.8%
Vodafone Group PLC	4.8%
HSBC Holdings PLC	4.5%
BP PLC	3.9%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Consumer Non-Cyclical	23%
Energy	22%
Communications	13%
Technology	12%
Basic Materials	11%
Other	19%

Country Breakdown
United Kingdom	41%
Netherlands	16%
Germany	8%
France	7%
Spain	6%
Other	22%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

Prior to September 4, 2001, Europe 30 ProFund was named “UltraEurope ProFund” and sought daily investment results, that corresponded to twice (2x) the daily performance of the ProFunds Europe Index (PEI). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the Deutsche Aktienindex and the CAC-40.

(2)

The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
(4)

The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Europe 30 :: 35

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (94.1%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	11,968	$729,928
ArcelorMittalNYS (Iron/Steel)	22,032	400,762
ARM Holdings PLCADR (Semiconductors)	31,008	857,991
ASML Holding N.V.NYS (Semiconductors)	17,408	727,480
AstraZeneca PLCADR (Pharmaceuticals)	12,784	591,771
Banco Santander S.A.ADR (Banks)	82,144	617,723
Barclays PLCADR (Banks)	42,160	463,338
BHP Billiton PLCADR (Mining)	18,224	1,064,099
BP PLCADR (Oil & Gas)	20,400	871,896
Diageo PLCADR (Beverages)	7,616	665,791
Eni SpAADR (Oil & Gas)	10,336	426,567
Ensco PLCADR (Oil & Gas)	10,880	510,490
GlaxoSmithKline PLCADR (Pharmaceuticals)	15,776	719,859
HSBC Holdings PLCADR (Banks)	25,840	984,504
ING Groep N.V.ADR* (Insurance)	36,448	261,332
Koninklijke Phillips Electronics N.V.NYS (Electronics)	20,944	438,777
Nokia, Corp.ADR (Telecommunications)	66,096	318,583
Rio Tinto PLCADR (Mining)	17,136	838,293
Royal Dutch Shell PLC—Class AADR (Oil & Gas)	15,232	1,113,307
Sanofi-AventisADR (Pharmaceuticals)	18,496	675,844
SAP AGADR (Software)	15,776	835,339
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	6,256	649,999
Siemens AGADR (Miscellaneous Manufacturing)	8,704	832,190
Statoil ASAADR (Oil & Gas)	27,472	703,558
Telefonaktiebolaget LM EricssonADR (Telecommunications)	63,648	644,754
Telefonica S.A.ADR (Telecommunications)	41,616	715,379
Tenaris S.A.ADR (Metal Fabricate/Hardware)	14,416	535,987
Total S.A.ADR (Oil & Gas)	16,320	834,115
Unilever N.V.NYS (Food)	20,400	701,148
Vodafone Group PLCADR (Telecommunications)	37,536	1,052,134
TOTAL COMMON STOCKS (Cost $15,399,301)		20,782,938

Repurchase Agreements(a) (5.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $1,204,000	$1,204,000	$1,204,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,204,000)		1,204,000
TOTAL INVESTMENT SECURITIES (Cost $16,603,301)—99.5%		21,986,938
Net other assets (liabilities)—0.5%		106,294
NET ASSETS—100.0%		$22,093,232

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,377,200)	22	$23,886

ProFund VP Europe 30 invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Banks	$2,065,565	9.3%
Beverages	1,395,719	6.3%
Electronics	438,777	2.0%
Food	701,148	3.2%
Insurance	261,332	1.2%
Iron/Steel	400,762	1.8%
Metal Fabricate/Hardware	535,987	2.4%
Mining	1,902,392	8.6%
Miscellaneous Manufacturing	832,190	3.8%
Oil & Gas	4,459,933	20.2%
Pharmaceuticals	2,637,473	11.9%
Semiconductors	1,585,471	7.2%
Software	835,339	3.8%
Telecommunications	2,730,850	12.4%
Other**	1,310,294	5.9%
Total	$22,093,232	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2011:

	Value	% of Net Assets
Belgium	$729,928	3.3%
Finland	318,583	1.4%
France	1,509,959	6.9%
Germany	1,667,529	7.6%
Ireland	649,999	2.9%
Italy	426,567	1.9%
Luxembourg	936,749	4.2%
Netherlands	3,242,044	14.7%
Norway	703,558	3.2%
Spain	1,333,102	6.0%
Sweden	644,754	2.9%
United Kingdom	8,620,166	39.1%
Other**	1,310,294	5.9%
Total	$22,093,232	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

36 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$16,603,301
Securities, at value	20,782,938
Repurchase agreements, at value	1,204,000
Total Investment Securities, at value	21,986,938
Cash	712
Segregated cash balances with brokers	106,645
Dividends and interest receivable	85,748
Prepaid expenses	187
TOTAL ASSETS	22,180,230

LIABILITIES:
Payable for capital shares redeemed	16,317
Variation margin on futures contracts	5,775
Advisory fees payable	3,169
Management services fees payable	423
Administration fees payable	939
Administrative services fees payable	11,248
Distribution fees payable	9,891
Trustee fees payable	2
Transfer agency fees payable	1,515
Fund accounting fees payable	2,096
Compliance services fees payable	184
Other accrued expenses	35,439
TOTAL LIABILITIES	86,998
NET ASSETS	$22,093,232

NET ASSETS CONSIST OF:
Capital	$31,946,175
Accumulated net investment income (loss)	810,929
Accumulated net realized gains (losses) on investments	(16,071,395)
Net unrealized appreciation (depreciation) on investments	5,407,523
NET ASSETS	$22,093,232

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,150,373
Net Asset Value (offering and redemption price per share)	$19.21

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,711,958
Interest	209
Foreign tax withholding	(213,165)
TOTAL INVESTMENT INCOME	1,499,002

EXPENSES:
Advisory fees	307,175
Management services fees	40,956
Administration fees	17,516
Transfer agency fees	25,774
Administrative services fees	122,691
Distribution fees	102,392
Custody fees	8,359
Fund accounting fees	34,998
Trustee fees	911
Compliance services fees	407
Printing fees	46,222
Other fees	26,987
Total Gross Expenses before reductions	734,388
Less Expenses reduced by the Advisor	(46,315)
TOTAL NET EXPENSES	688,073
NET INVESTMENT INCOME (LOSS)	810,929

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,376,784)
Net realized gains (losses) on futures contracts	95,943
Change in net unrealized appreciation/depreciation on investments	(4,610,972)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(5,891,813)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,080,884)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 37

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$810,929	$429,486
Net realized gains (losses) on investments	(1,280,841)	3,711,963
Change in net unrealized appreciation/depreciation on investments	(4,610,972)	(5,963,084)
Change in net assets resulting from operations	(5,080,884)	(1,821,635)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(429,485)	(807,118)
Change in net assets resulting from distributions	(429,485)	(807,118)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	64,478,773	75,031,502
Dividends reinvested	429,485	807,118
Value of shares redeemed	(85,574,908)	(87,555,070)
Change in net assets resulting from capital transactions	(20,666,650)	(11,716,450)
Change in net assets	(26,177,019)	(14,345,203)
NET ASSETS:
Beginning of period	48,270,251	62,615,454
End of period	$22,093,232	$48,270,251
Accumulated net investment income (loss)	$810,929	$429,485
SHARE TRANSACTIONS:
Issued	2,939,049	3,750,046
Reinvested	18,804	39,476
Redeemed	(4,076,424)	(4,494,054)
Change in shares	(1,118,571)	(704,532)

See accompanying notes to the financial statements.

38 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$21.27	$21.06	$16.32	$35.53	$31.99

Investment Activities:
Net investment income (loss)(a)	0.43	0.19	0.27	0.60	0.31
Net realized and unrealized gains (losses) on investments	(2.29)	0.35 (b)	4.99	(14.76)	4.33
Total income (loss) from investment activities	(1.86)	0.54	5.26	(14.16)	4.64

Distributions to Shareholders From:
Net investment income	(0.20)	(0.33)	(0.52)	(0.63)	(0.78)
Net realized gains on investments	—	—	—	(4.42)	(0.32)
Total distributions	(0.20)	(0.33)	(0.52)	(5.05)	(1.10)

Net Asset Value, End of Period	$19.21	$21.27	$21.06	$16.32	$35.53

Total Return	(8.88)%	2.63%	32.30%	(44.00)%	14.58%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.71%	1.78%	1.70%	1.66%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.61%
Net investment income (loss)	1.98%	0.95%	1.48%	2.12%	0.88%

Supplemental Data:
Net assets, end of period (000’s)	$22,093	$48,270	$62,615	$31,407	$131,721
Portfolio turnover rate(c)	116%	180%	150%	160%	280%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Rising Rates Opportunity :: 39

ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2011, the Fund had a total return of -37.50%. For the same period, the Long Bond had a total return of 35.31%(1) and a volatility of 20.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse (-1.25x) of the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse (-1.25x) of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2011 the most recent Long Bond issued carried a maturity date of November 15, 2041 and a 3.125% coupon.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse leveraged exposure to the Long Bond. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Rising Rates Opportunity	-37.50%	-16.42%	-12.12%
30-year U.S. Treasury Bond	35.31%	11.43%	9.27%
Barclays Capital U.S. Treasury: Long-Term Index	34.26%	11.91%	9.35%

Expense Ratios**

Fund	Gross	Net
ProFund VP Rising Rates Opportunity	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(117)%
Total Exposure	(131)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
(3)

The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (120.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $26,502,000	$26,502,000	$26,502,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,502,000)		26,502,000
TOTAL INVESTMENT SECURITIES (Cost $26,502,000)—120.9%		26,502,000
Net other assets (liabilities)—(20.9)%		(4,584,006)
NET ASSETS—100.0%		$21,917,994

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $1,410,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring 3/22/12 (Underlying notional amount at value $3,037,125)	21	$(8,558)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.125% due 11/15/41	$(22,740,922)	$(1,298,760)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.125% due 11/15/41	(3,039,109)	(108,448)
		$(1,407,208)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 41

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$26,502,000
Repurchase agreements, at value	26,502,000
Total Investment Securities, at value	26,502,000
Cash	175
Segregated cash balances with brokers	87,229
Receivable for capital shares issued	146
Prepaid expenses	235
TOTAL ASSETS	26,589,785

LIABILITIES:
Payable for capital shares redeemed	3,194,877
Unrealized loss on swap agreements	1,407,208
Variation margin on futures contracts	1,969
Advisory fees payable	16,374
Management services fees payable	2,183
Administration fees payable	1,003
Administrative services fees payable	8,745
Distribution fees payable	10,120
Trustee fees payable	2
Transfer agency fees payable	1,618
Fund accounting fees payable	2,238
Compliance services fees payable	212
Other accrued expenses	25,242
TOTAL LIABILITIES	4,671,791
NET ASSETS	$21,917,994

NET ASSETS CONSIST OF:
Capital	$113,682,246
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(90,348,486)
Net unrealized appreciation (depreciation) on investments	(1,415,766)
NET ASSETS	$21,917,994

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,923,597
Net Asset Value (offering and redemption price per share)	$7.50

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$18,481

EXPENSES:
Advisory fees	334,398
Management services fees	44,586
Administration fees	19,395
Transfer agency fees	28,481
Administrative services fees	127,485
Distribution fees	111,466
Custody fees	6,937
Fund accounting fees	38,474
Trustee fees	1,022
Compliance services fees	451
Other fees	43,837
Total Gross Expenses before reductions	756,532
Less Expenses reduced by the Advisor	(8,159)
TOTAL NET EXPENSES	748,373
NET INVESTMENT INCOME (LOSS)	(729,892)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(47,071)
Net realized gains (losses) on futures contracts	(261,039)
Net realized gains (losses) on swap agreements	(14,889,701)
Change in net unrealized appreciation/depreciation on investments	(2,298,634)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(17,496,445)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,226,337)

See accompanying notes to the financial statements.

42 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(729,892)	$(868,842)
Net realized gains (losses) on investments	(15,197,811)	(11,222,441)
Change in net unrealized appreciation/depreciation on investments	(2,298,634)	1,309,067
Change in net assets resulting from operations	(18,226,337)	(10,782,216)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	219,511,209	165,438,594
Value of shares redeemed	(238,855,377)	(150,977,627)
Change in net assets resulting from capital transactions	(19,344,168)	14,460,967
Change in net assets	(37,570,505)	3,678,751
NET ASSETS:
Beginning of period	59,488,499	55,809,748
End of period	$21,917,994	$59,488,499
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	21,384,946	13,063,428
Redeemed	(23,418,780)	(12,011,805)
Change in shares	(2,033,834)	1,051,623

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Rising Rates Opportunity :: 43

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$12.00	$14.29		$10.87	$18.53	$20.70

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.20)		(0.21)	0.08	0.72
Net realized and unrealized gains (losses) on investments	(4.32)	(2.09)		3.70	(6.82)	(1.72)
Total income (loss) from investment activities	(4.50)	(2.29)		3.49	(6.74)	(1.00)

Distributions to Shareholders From:
Net investment income	—	—		(0.07)	(0.92)	(1.17)

Net Asset Value, End of Period	$7.50	$12.00		$14.29	$10.87	$18.53

Total Return	(37.50)%	(16.03)%		32.18%	(37.97)%	(5.20)%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.71%		1.73%	1.68%	1.63%
Net expenses	1.68%	1.68%		1.66%	1.63%	1.58%
Net investment income (loss)	(1.64)%	(1.57)%		(1.57)%	0.44%	3.47%

Supplemental Data:
Net assets, end of period (000’s)	$21,918	$59,488		$55,810	$36,590	$75,041
Portfolio turnover rate(b)	—	436	%(c)	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term treasuries.

See accompanying notes to the financial statements.

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Notes to Financial Statements

46 :: Notes to Financial Statements :: December 31, 2011

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At December 31, 2011, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent the principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 12/30/11, due 1/3/12(1)	HSBC Securities (USA), Inc., 0.00%, dated 12/30/11, due 1/3/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.00%, dated 12/30/11, due 1/3/12(3)	UBS Securities, LLC, 0.00%, dated 12/30/11, due 1/3/12(4)	UMB Bank N.A., 0.00%, dated 12/30/11, due 1/3/12(5)
ProFund VP Bull	$15,252,000	$17,443,000	$10,877,000	$6,501,000	$1,848,000
ProFund VP Small-Cap	1,809,000	2,069,000	1,290,000	770,000	224,000
ProFund VP Europe 30	353,000	404,000	252,000	150,000	45,000
ProFund VP Rising Rates Opportunity	5,301,000	5,298,000	5,301,000	5,301,000	5,301,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at December 31, 2011 as follows:

(1)	Federal National Mortgage Association, 0.80%, due 9/12/14, U.S. Treasury Notes, 2.63%, due 11/15/20, which had an aggregate value of $143,990,319.
(2)	U.S. Treasury Strips, 0.00%, due 2/15/40, which had an aggregate value of $149,698,694.
(3)	U.S. Treasury Notes, 2.63%, due 11/15/20, which had an aggregate value of $132,312,254.
(4)

Federal Home Loan Bank, 0.18% to 0.22%, due 8/22/12 to 12/6/12, Federal Home Loan Mortgage Corp., 0.60%, due 12/27/13, Federal National Mortgage Association, 0.60%, due 12/27/13, U.S. Treasury Notes, 2.63%, due 11/15/20, U.S. Treasury Strips, 0.00%, due 11/15/22, which had an aggregate value of $120,758,815.

(5)

Federal Farm Credit Bank, 2.00%, due 1/17/12, Federal Home Loan Bank, 1.13%, due 3/9/12, Federal National Mortgage Association, 0.88%, due 1/12/12 U.S. Treasury Notes, 0.75% to 2.63%, due 12/15/13 to 5/31/15, which had an aggregate value of $108,449,042.

December 31, 2011 :: Notes to Financial Statements :: 47

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. A NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GDRs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the performance of a daily benchmark such as the daily performance or multiple, inverse, or inverse multiple of the daily performance of a benchmark or security. All derivative instruments held during the year ended December 31, 2011, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at year end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the year ended December 31, 2011. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period. The volume associated with derivative positions in the ProFund VP Bull was 33% based on average monthly notional amount in comparison to net assets during the year ended December 31, 2011.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell futures contracts and options thereon. The ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such amounts are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the ProFund VP to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP because futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

48 :: Notes to Financial Statements :: December 31, 2011

Swap Agreements

The ProFunds VP may enter into swap agreements based on the applicable benchmark of each ProFund VP. The ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Trust’s Board of Trustees, the net amount of the excess, if any, of each ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the ProFunds VP may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements.”

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow either party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap table included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. Among other risks, the use of swap agreements may involve imperfect correlation between the price of the swap agreement and movements in the prices of the underlying investments, as well as the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap table included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds VP. All of the outstanding swap agreements at December 31, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2011, the collateral posted by counterparties consisted of U.S. treasury securities and cash.

December 31, 2011 :: Notes to Financial Statements :: 49

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFund VP’s Statement of Assets and Liabilities as of December 31, 2011:

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Bull	$18,434	$—	$—	$—	$321,660	$—
ProFund VP Small-Cap	—	—	—	10,957	66,940	—
ProFund VP Europe 30	23,886	—	—	—	—	—
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	—	—	—	8,558	1,407,208	—

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFund VP’s Statement of Operations for the year ended December 31, 2011:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$(19,850)	$(906,932)	$—	$(616,430)
ProFund VP Small-Cap	82,887	117,343	—	(27,767)
ProFund VP Europe 30	95,943	—	—	10,767
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	(261,039)	(14,889,701)	—	(2,304,769)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

50 :: Notes to Financial Statements :: December 31, 2011

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU-2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

December 31, 2011 :: Notes to Financial Statements :: 51

A summary of the valuations as of December 31, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each Profund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$39,603,303	$—	$22	$—	$39,603,325	$—
Preferred Stocks	—	—	22	—	22	—
Rights/Warrants	4	—	—	—	4	—
Repurchase Agreements	—	—	51,921,000	—	51,921,000	—
Futures Contracts	—	18,434	—	—	—	18,434
Swap Agreements	—	—	—	(321,660)	—	(321,660)
Total	$39,603,307	$18,434	$51,921,044	$(321,660)	$91,524,351	$(303,226)
ProFund VP Small-Cap
Common Stocks	$947,119	$—	$—	$—	$947,119	$—
Repurchase Agreements	—	—	6,162,000	—	6,162,000	—
Futures Contracts	—	(10,957)	—	—	—	(10,957)
Swap Agreements	—	—	—	(66,940)	—	(66,940)
Total	$947,119	$(10,957)	$6,162,000	$(66,940)	$7,109,119	$(77,897)
ProFund VP Europe 30
Common Stocks	$20,782,938	$—	$—	$—	$20,782,938	$—
Repurchase Agreements	—	—	1,204,000	—	1,204,000	—
Futures Contracts	—	23,886	—	—	—	23,886
Total	$20,782,938	$23,886	$1,204,000	$—	$21,986,938	$23,886
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$26,502,000	$—	$26,502,000	$—
Futures Contracts	—	(8,558)	—	—	—	(8,558)
Swap Agreements	—	—	—	(1,407,208)	—	(1,407,208)
Total	$—	$(8,558)	$26,502,000	$(1,407,208)	$26,502,000	$(1,415,766)

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2011 from the valuation input levels used on December 31, 2010.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund VP’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

52 :: Notes to Financial Statements :: December 31, 2011

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2011, actual Trustee compensation was $501,377 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP. These expense limitations remain in effect until April 30, 2012.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operation as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2011, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 04/30/12	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Bull	$126,900	$78,992	$46,771	$41,641	$294,304
ProFund VP Small-Cap	1,788	26,469	22,818	15,680	66,755
ProFund VP Europe 30	36,510	55,765	7,099	41,723	141,097
ProFund VP Rising Rates Opportunity	36,185	28,641	12,368	9,704	86,898

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2011 were as follows:

	Purchases	Sales
ProFund VP Bull	$2,617,289	$32,924,463
ProFund VP Small-Cap	2,782,861	4,715,672
ProFund VP Europe 30	46,998,212	67,979,710

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2011 were as follows:

	Purchases	Sales
ProFund VP Bull	$—	$9,511,878
ProFund VP Rising Rates Opportunity	—	17,480,533

December 31, 2011 :: Notes to Financial Statements :: 53

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

The ProFunds VP use investment techniques and derivatives that may be considered aggressive. Because a ProFund VP’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose a ProFund VP to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and its benchmark, which may prevent the ProFund VP from achieving its investment objective. Additionally, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move in value that causes a material decline in the ProFund VP’s NAV, the terms of the swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the benchmark reverses all or a portion of its intraday move by the end of the day.

Active Investor Risk

The ProFunds VP permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. In order to achieve a high degree of correlation with its benchmark, certain ProFunds VP seek to rebalance their portfolios daily to keep exposure consistent with their investment objective. Being materially over- or under-exposed to its benchmark may prevent a ProFund VP from achieving a high degree of correlation with its benchmark. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the ProFund VP’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the benchmark’s movements. Because of this, it is unlikely that a ProFund VP will be perfectly exposed to its benchmark at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the benchmark level is volatile near the close of the trading day. A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding benchmark reconstitutions and other benchmark rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on or around that day.

Certain ProFunds VP are “geared” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of a benchmark on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, geared ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of a benchmark’s return over periods longer than one day.

54 :: Notes to Financial Statements :: December 31, 2011

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty fails to perform its obligations. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund VP, marked to market daily, in an amount approximately equal to the amount the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds VP enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation or inverse correlation with its underlying benchmark.

7. Federal Income Tax Information

As of the end of their tax year ended December 31, 2011, the following ProFunds VP have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

	Expires 12/31/12	Expires 12/31/13	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Europe 30	$—	$—	$—	$—	$3,508,484	$1,215,921	$4,724,405
ProFund VP Rising Rates Opportunity	8,365,460	22,965,205	5,366,257	27,138,193	—	11,189,405	75,024,520

Pre-effective CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/12	Expires 12/31/17	Total
ProFund VP Small-Cap	$—	$52,996	$52,996
ProFund VP Europe 30	3,425,937	—	3,425,937

Post-effective CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Bull	$1,199,592	$2,476,967	$3,676,559
ProFund VP Europe 30	975,885	724,875	1,700,760
ProFund VP Rising Rates Opportunity	15,095,072	237,451	15,332,523

The tax character of dividends paid to shareholders during the tax year ended December 31, 2011, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Bull	$—	$1,489,581	$1,489,581	$3	$1,489,584
ProFund VP Europe 30	429,485	—	429,485	—	429,485

The tax character of dividends paid to shareholders during the tax year ended December 31, 2010, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Bull	$135,672	$—	$135,672	$—	$135,672
ProFund VP Europe 30	807,118	—	807,118	—	807,118

December 31, 2011 :: Notes to Financial Statements :: 55

As of the latest tax year ended December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$—	$—	$—	$(3,676,559)	$10,568,907	$6,892,348
ProFund VP Small-Cap	71,317	94,311	—	(52,996)	(53,760)	58,872
ProFund VP Europe 30	810,929	—	—	(9,851,102)	(812,769)	(9,852,942)
ProFund VP Rising Rates Opportunity	—	—	—	(90,357,043)	(1,407,208)	(91,764,251)

At December 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$80,633,784	$19,934,506	$(9,043,939)	$10,890,567
ProFund VP Small-Cap	7,095,939	133,534	(120,354)	13,180
ProFund VP Europe 30	22,799,707	5,984,828	(6,797,597)	(812,769)
ProFund VP Rising Rates Opportunity	26,502,000	—	—	—

56 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rate Opportunity (four of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds) at December 31, 2011, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 23, 2012

Additional Tax Information (unaudited) :: 57

For the fiscal year ended December 31, 2011, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term Capital Gain
ProFund VP Bull	$1,489,581

58 :: Board Approval of Investment Advisory Agreement :: December 31, 2011 (unaudited)

At a meeting held on September 20, 2011, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided.

December 31, 2011 (unaudited) :: Board Approval of Investment Advisory Agreement :: 59

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and that such information as is available is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2011. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3- and 6-month periods and the 1-, 3- and 5-year periods ended June 30, 2011. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was competitive.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

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Expense Examples

62 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2011 and held for the entire period from July 1, 2011 through December 31, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Annualized Expense Ratio During Period
	7/1/11	12/31/11	7/1/11 - 12/31/11	7/1/11 - 12/31/11
ProFund VP Bull	$1,000.00	$952.60	$8.27	1.68%
ProFund VP Small-Cap	1,000.00	900.60	8.05	1.68%
ProFund VP Europe 30	1,000.00	844.80	7.81	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	649.90	6.90	1.66%

*  Expenses are equal to the average account value over the period multiplied by the ProFund VP’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
ProFund VP Bull	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Europe 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.84	8.44	1.66%

*  Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Trustees and Officers (unaudited) :: 63

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present

Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present)

				ProFunds (112); Access One Trust (3); ProShares Trust (108)	None

*

The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC and any registered investment companies that have an investment advisor that is an affiliated person of the ProFund Advisors LLC.

**	Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

64 :: Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Jack P. Huntington 100 Summer Street Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (1993 to 2007)

Kenneth D. Schiltz 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/77	Assistant Treasurer	Indefinite; March 2011 to present	Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2005 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (2000 to 2005)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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P.O. Box 182800
Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/11

ULTRA PROFUNDS VP

UltraBull

INVERSE PROFUNDS VP

Bear

SECTOR PROFUNDS VP

Biotechnology

NON-EQUITY PROFUNDS VP

Rising Rates Opportunity

DECEMBER 31, 2011

Annual Report

1	Message from the Chairman
3	Management Discussion of Fund Performance
7	Financial Statements and Financial Highlights
8	ProFund VP UltraBull
18	ProFund VP Bear
23	ProFund VP Biotechnology
28	ProFund VP Rising Rates Opportunity
33	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm
44	Additional Tax Information
45	Board Approval of Investment Advisory Agreement
47	Expense Examples
49	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2011.

Foreign Equity Markets Flounder; U.S. Markets Are Mixed

Many major equity markets worldwide declined in 2011, as the European debt crisis and fears about global economic growth sent investors searching for safer investments. U.S. markets were among the most resilient. The S&P 500® Index ended the 12-month period with a small gain of 2.1% after an extremely volatile second half, which included the U.S. credit rating downgrade and deteriorating conditions in Europe. Smaller capitalization U.S. stocks underperformed large cap stocks, with the S&P MidCap 400® Index and the Russell 2000® Index down 1.7% and 4.2%, respectively.

Sector indexes delivered mixed returns for the 12-month period, as measured by the Dow Jones U.S. Industry IndexesSM. The utilities, health care, and consumer goods sectors were strong performers, with gains of 19.2%, 11.8% and 8.8%, respectively. But basic materials and financials were weak, with declines of 14.7% and 12.8%, respectively. Other sectors posted moderately positive to flat returns.

Foreign equity markets sustained heavy losses in 2011, as contagion from the European debt crisis spilled over into other developed and emerging markets. The MSCI EAFE Index fell 11.7%, the MSCI Europe Index dropped 10.5%, and the MSCI Emerging Market Index was especially hard hit, down 18.3%.

The U.S. dollar gained 1.5% against the basket of major currencies that comprise the U.S. Dollar Index, with strong gains in the second half of the year making up for weakness in the first half.

Treasury Market Soars

U.S. Treasury securities soared amid a massive flight to quality, as investors shed equities and other risk assets in favor of “safe-haven” U.S. government debt. The Ryan Labs Treasury 10 Year Index was up 17.0% during the 12-month period and the Ryan Labs Treasury 30 Year Index rose a remarkable 35.3%. The broader fixed income market gained 7.8%, as measured by the Barclays Capital U.S. Aggregate Bond Index®.

Whether you are bullish or bearish on different segments of the market, we offer tools that can help you express your view and manage risk. To learn more about our innovative array of funds, please visit us at ProFunds.com.

We appreciate the trust and confidence you have placed in us by investing in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

(1)  All investment performance index figures above reflect total return performance. You may not invest directly in an index.

(2)  All sector returns refer to Dow Jones Sector/Industry Indexes.

1

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Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”)(1) is designed to seek daily investment results that, before fees and expenses, correspond to the performance of a daily benchmark such as the daily performance or multiple (e.g., 1.25x or 2x), inverse (-1x) or inverse multiple (e.g., -1.25x or -2x) of the daily performance of an index or security (each such index or security, a “benchmark”). ProFund Advisors LLC (“PFA”), the Funds’ investment advisor, uses a mathematical approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.(2)

Each Geared Fund, those other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Money Market seeks investment results for a single day only, not for longer periods. The return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company, other than for cash management purposes. In addition, PFA does not conduct conventional research or analysis (other than determining counterparty creditworthiness); forecast market movements; trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds use investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). The use of these investment techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a Fund’s benchmark, including credit or counterparty risk on the amount the Fund expects to receive from a derivatives counterparty. If a counterparty becomes bankrupt, or otherwise fails to perform on its obligations, the value of your investment in the Fund may decline. The Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically only enter into derivatives with counterparties that PFA has determined to be large, well capitalized and well established financial institutions.

Factors that materially affected the performance of each Fund during the year ended December 31, 2011(3):

•                  Primary factors affecting Fund performance include the following: the total return of the benchmark; the volatility of the benchmark; financing rates paid or earned by the Fund associated with cash and derivative positions utilized in obtaining leveraged, inverse or inverse leveraged exposure to the benchmark; and fees, expenses, and transaction costs.

•                  Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are the principal factors driving fund performance.(4)

•                  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to return a multiple (e.g., 1.25x or 2x), the inverse (-1x) or an inverse multiple (e.g., -1.25x or -2x) of its benchmark return for a single day only. The return of a Geared Fund for a period longer than one day is the result of its return for each day compounded over the period and thus is likely to differ from the Geared Fund’s multiple times the return of the Geared Fund’s benchmark for the period. Compounding is a universal mathematical concept that applies to all investments, but has a magnified effect on leveraged, inverse and inverse leveraged funds. When held for longer than one day, compounding can improve returns (i.e., increase returns or decrease losses) in trending low volatility markets as compared to the index returns times the Fund multiple. In more volatile periods, compounding commonly reduces returns or increases losses over periods greater than one day as compared to the benchmark return times the Fund multiple. The magnitude of such differences attributable to compounding is a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, benchmark volatility and magnitude of benchmark return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of benchmark return will generally contribute to more adverse (beneficial) deviations.

(1)  Other than ProFund VP Money Market

(2)  A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of twice (2x) the daily return of the NASDAQ-100 Index.

(3)  Past performance is not a guarantee of future results.

(4)  Unlike the ProFunds VP, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will generally differ from the Fund’s benchmark performance.

Management Discussion of Fund Performance (unaudited) :: 5

Daily volatility for the U.S. equity markets increased from a year ago. For example, the volatility for the S&P 500 for the year ended December 31, 2011, was 23.37%, which was higher than the prior year’s volatility of 18.06%. The volatility of each benchmark is shown below.

Underlying Benckmark	One Year Benchmark Volatility
ProFunds Asia 30 Index®	32.36%
Bank of New York Mellon Emerging Markets 50 ADR Index	27.96%
Dow Jones Internet Composite Index	29.69%
Dow Jones Industrial Average	20.96%
Dow Jones Precious Metals Index	30.41%
Dow Jones U.S. Banks Index	39.61%
Dow Jones U.S. Basic Materials Index	33.63%
Dow Jones U.S. Biotechnology Index	22.05%
Dow Jones U.S. Consumer Goods Index	18.11%
Dow Jones U.S. Consumer Services Index	22.40%
Dow Jones U.S. Financials Index	32.45%
Dow Jones U.S. Health Care Index	19.93%
Dow Jones U.S. Industrials Index	27.71%
Dow Jones U.S. Oil & Gas Index	30.94%
Dow Jones U.S. Pharmaceuticals Index	17.76%
Dow Jones U.S. Real Estate Index	28.67%
Dow Jones U.S. Semiconductors Index	28.63%
Dow Jones U.S. Technology Index	24.41%
Dow Jones U.S. Telecommunications Index	18.41%
Dow Jones U.S. Utilities Index	17.22%
ProFunds Europe 30 Index®	31.22%
MSCI EAFE Index®	23.25%
NASDAQ-100® Index	23.85%
Nikkei 225 Stock Average	23.78%
Russell 2000® Index	33.12%
Ryan Labs 30 Year Treasury Return Index	20.16%
S&P 500 Growth Index	22.46%
S&P 500 Value Index	24.76%
S&P 500® Index	23.37%
S&P MidCap 400 Index	28.69%
S&P MidCap 400 Growth Index	28.91%
S&P MidCap 400 Value Index	28.76%
S&P SmallCap 600 Growth Index	31.42%
S&P SmallCap 600 Value Index	35.60%
U.S. Dollar Index	9.02%

6 :: Management Discussion of Fund Performance (unaudited)

•                  Cost of Obtaining Leverage, Inverse and Inverse Leveraged Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark was generally negatively impacted by costs associated with leveraged investment techniques. Similarly, certain Inverse Funds, primarily those benchmarked to International and Treasury indexes, were negatively impacted due to unfavorable financing rates. The performance impact with obtaining leveraged, inverse or inverse leveraged varied over the period.

One week Libor, (the most common benchmark financing rate for the Funds) was 0.25% at the beginning of the period and lessened to 0.21% at the end of the period. Each Ultra ProFund VP essentially pays one times this rate plus a spread, while each Inverse ProFund VP (including ProFund VP Bear) and UltraShort ProFund VP (including ProFund VP UltraShort Dow 30) essentially receives two. and three times this rate plus a spread, respectively.

•                  Stock Dividends and Bond Income: The performance of Funds with an investment objective that is a positive multiple of a benchmark was positively impacted by effectively capturing a multiple of the dividend or income yield associated with the benchmark. Inverse Funds were negatively impacted by virtue of effectively paying out a multiple of the dividend or income yield associated with the benchmark.

•                  Fees, Expenses and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple, have inverse or inverse multiples and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other funds’ benchmarks.

Financial Statements and Financial Highlights

8 :: ProFund VP UltraBull :: Management Discussion of Fund Performance

ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500® (the “Index”). Prior to May 1, 2003, ProFund VP UltraBull was named “ProFund VP Bull Plus” and sought daily investment results, before fees and expenses, which corresponded to 150% of the daily performance of the S&P 500 Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -4.83%. For the same period, the Index had a total return of 2.09%(1) and a volatility of 23.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted Index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP UltraBull	-4.83%	-11.17%	-2.21%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraBull	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	27%
Futures Contracts	20%
Swap Agreements	151%
Total Exposure	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.0%
Apple Computer, Inc.	0.9%
International Business Machines Corp.	0.5%
Chevron Corp.	0.5%
Microsoft Corp.	0.5%

S&P 500 Index – Composition

% of Index
Consumer Non-Cyclical	23%
Financial	14%
Technology	14%
Energy	12%
Industrial	11%
Communications	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraBull :: 9

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (26.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	440	$35,961
Abbott Laboratories (Pharmaceuticals)	984	55,330
Abercrombie & Fitch Co.—Class A (Retail)	56	2,735
Accenture PLC—Class A (Computers)	408	21,718
ACE, Ltd. (Insurance)	216	15,146
Adobe Systems, Inc.* (Software)	312	8,820
Advanced Micro Devices, Inc.* (Semiconductors)	368	1,987
Aetna, Inc. (Healthcare-Services)	232	9,788
AFLAC, Inc. (Insurance)	296	12,805
Agilent Technologies, Inc.* (Electronics)	216	7,545
AGL Resources, Inc. (Gas)	73	3,077
Air Products & Chemicals, Inc. (Chemicals)	136	11,586
Airgas, Inc. (Chemicals)	40	3,123
Akamai Technologies, Inc.* (Internet)	112	3,615
Alcoa, Inc. (Mining)	672	5,813
Allegheny Technologies, Inc. (Iron/Steel)	64	3,059
Allergan, Inc. (Pharmaceuticals)	192	16,846
Allstate Corp. (Insurance)	320	8,771
Alpha Natural Resources, Inc.* (Coal)	136	2,778
Altera Corp. (Semiconductors)	200	7,420
Altria Group, Inc. (Agriculture)	1,304	38,664
Amazon.com, Inc.* (Internet)	232	40,159
Ameren Corp. (Electric)	152	5,036
American Electric Power, Inc. (Electric)	304	12,558
American Express Co. (Diversified Financial Services)	640	30,189
American International Group, Inc.* (Insurance)	280	6,496
American Tower Corp. (Telecommunications)	248	14,882
Ameriprise Financial, Inc. (Diversified Financial Services)	144	7,148
AmerisourceBergen Corp. (Pharmaceuticals)	160	5,950
Amgen, Inc. (Biotechnology)	504	32,362
Amphenol Corp.—Class A (Electronics)	104	4,721
Anadarko Petroleum Corp. (Oil & Gas)	312	23,815
Analog Devices, Inc. (Semiconductors)	192	6,870
AON Corp. (Insurance)	208	9,734
Apache Corp. (Oil & Gas)	240	21,739
Apartment Investment and Management Co.—Class A (REIT)	80	1,833
Apollo Group, Inc.—Class A* (Commercial Services)	72	3,879
Apple Computer, Inc.* (Computers)	592	239,760
Applied Materials, Inc. (Semiconductors)	824	8,825
Archer-Daniels-Midland Co. (Agriculture)	424	12,126
Assurant, Inc. (Insurance)	56	2,299
AT&T, Inc. (Telecommunications)	3,752	113,460
Autodesk, Inc.* (Software)	144	4,368
Automatic Data Processing, Inc. (Commercial Services)	312	16,851
AutoNation, Inc.* (Retail)	32	1,180
AutoZone, Inc.* (Retail)	16	5,200
AvalonBay Communities, Inc. (REIT)	64	8,358
Avery Dennison Corp. (Household Products/Wares)	64	1,836
Avon Products, Inc. (Cosmetics/Personal Care)	272	4,752
Baker Hughes, Inc. (Oil & Gas Services)	280	13,619
Ball Corp. (Packaging & Containers)	104	3,714
Bank of America Corp. (Banks)	6,416	35,673
Bank of New York Mellon Corp. (Banks)	768	15,291
Bard (C.R.), Inc. (Healthcare-Products)	56	4,788
Baxter International, Inc. (Healthcare-Products)	360	17,813
BB&T Corp. (Banks)	440	11,075
Beam, Inc. (Beverages)	96	4,918
Becton, Dickinson & Co. (Healthcare-Products)	136	10,162
Bed Bath & Beyond, Inc.* (Retail)	152	8,811
Bemis Co., Inc. (Packaging & Containers)	64	1,925
Berkshire Hathaway, Inc.—Class B* (Insurance)	1,112	84,846
Best Buy Co., Inc. (Retail)	184	4,300
Big Lots, Inc.* (Retail)	40	1,510
Biogen Idec, Inc.* (Biotechnology)	152	16,728
BlackRock, Inc. (Diversified Financial Services)	64	11,407
BMC Software, Inc.* (Software)	104	3,409
Boeing Co. (Aerospace/Defense)	472	34,621
BorgWarner, Inc.* (Auto Parts & Equipment)	72	4,589
Boston Properties, Inc. (REIT)	96	9,562
Boston Scientific Corp.* (Healthcare-Products)	936	4,998
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,072	37,777
Broadcom Corp.—Class A (Semiconductors)	304	8,925
Brown-Forman Corp. (Beverages)	64	5,153
C.H. Robinson Worldwide, Inc. (Transportation)	104	7,257
CA, Inc. (Software)	232	4,690
Cablevision Systems Corp. NY—Class A (Media)	136	1,934
Cabot Oil & Gas Corp. (Oil & Gas)	64	4,858
Cameron International Corp.* (Oil & Gas Services)	152	7,477
Campbell Soup Co. (Food)	112	3,723
Capital One Financial Corp. (Banks)	288	12,180
Cardinal Health, Inc. (Pharmaceuticals)	216	8,772
CareFusion Corp.* (Healthcare-Products)	144	3,659
CarMax, Inc.* (Retail)	144	4,389
Carnival Corp.—Class A (Leisure Time)	288	9,400
Caterpillar, Inc. (Machinery-Construction & Mining)	408	36,965
CBRE Group, Inc.—Class A* (Real Estate)	208	3,166
CBS Corp.—Class B (Media)	416	11,290
Celgene Corp.* (Biotechnology)	280	18,928
CenterPoint Energy, Inc. (Gas)	272	5,464
CenturyLink, Inc. (Telecommunications)	392	14,582
Cerner Corp.* (Software)	96	5,880
CF Industries Holdings, Inc. (Chemicals)	40	5,799
Chesapeake Energy Corp. (Oil & Gas)	416	9,273
Chevron Corp. (Oil & Gas)	1,264	134,490
Chipotle Mexican Grill, Inc.* (Retail)	16	5,404
Chubb Corp. (Insurance)	176	12,183
CIGNA Corp. (Healthcare-Services)	184	7,728
Cincinnati Financial Corp. (Insurance)	104	3,168
Cintas Corp. (Textiles)	72	2,506
Cisco Systems, Inc. (Telecommunications)	3,400	61,472
Citigroup, Inc. (Banks)	1,848	48,621
Citrix Systems, Inc.* (Software)	120	7,286
Cliffs Natural Resources, Inc. (Iron/Steel)	88	5,487
Clorox Co. (Household Products/Wares)	80	5,325
CME Group, Inc. (Diversified Financial Services)	40	9,747
CMS Energy Corp. (Electric)	160	3,533
Coach, Inc. (Apparel)	184	11,231
Coca-Cola Co. (Beverages)	1,440	100,757
Coca-Cola Enterprises, Inc. (Beverages)	200	5,156
Cognizant Technology Solutions Corp.* (Computers)	192	12,348
Colgate-Palmolive Co. (Cosmetics/Personal Care)	304	28,087

See accompanying notes to the financial statements.

10 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Comcast Corp.—Class A (Media)	1,728	$40,971
Comerica, Inc. (Banks)	128	3,302
Computer Sciences Corp. (Computers)	96	2,275
ConAgra Foods, Inc. (Food)	264	6,970
ConocoPhillips (Oil & Gas)	840	61,211
CONSOL Energy, Inc. (Coal)	144	5,285
Consolidated Edison, Inc. (Electric)	184	11,414
Constellation Brands, Inc.* (Beverages)	112	2,315
Constellation Energy Group, Inc. (Electric)	128	5,078
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	104	5,632
Corning, Inc. (Telecommunications)	992	12,876
Costco Wholesale Corp. (Retail)	272	22,663
Coventry Health Care, Inc.* (Healthcare-Services)	88	2,673
Covidien PLC (Healthcare-Products)	304	13,683
CSX Corp. (Transportation)	664	13,984
Cummins, Inc. (Machinery-Diversified)	120	10,562
CVS Caremark Corp. (Retail)	824	33,603
D.R. Horton, Inc. (Home Builders)	176	2,219
Danaher Corp. (Miscellaneous Manufacturing)	360	16,934
Darden Restaurants, Inc. (Retail)	80	3,646
DaVita, Inc.* (Healthcare-Services)	56	4,245
Dean Foods Co.* (Food)	120	1,344
Deere & Co. (Machinery-Diversified)	264	20,420
Dell, Inc.* (Computers)	968	14,162
Denbury Resources, Inc.* (Oil & Gas)	248	3,745
DENTSPLY International, Inc. (Healthcare-Products)	88	3,079
Devon Energy Corp. (Oil & Gas)	256	15,872
DeVry, Inc. (Commercial Services)	40	1,538
Diamond Offshore Drilling, Inc. (Oil & Gas)	48	2,652
DIRECTV—Class A* (Media)	448	19,156
Discover Financial Services (Diversified Financial Services)	344	8,256
Discovery Communications, Inc.—Class A* (Media)	168	6,883
Dollar Tree, Inc.* (Retail)	72	5,984
Dominion Resources, Inc. (Electric)	360	19,109
Dover Corp. (Miscellaneous Manufacturing)	120	6,966
Dr. Pepper Snapple Group, Inc. (Beverages)	136	5,369
DTE Energy Co. (Electric)	104	5,663
Duke Energy Corp. (Electric)	840	18,480
Dun & Bradstreet Corp. (Software)	32	2,395
E*TRADE Financial Corp.* (Diversified Financial Services)	160	1,274
E.I. du Pont de Nemours & Co. (Chemicals)	584	26,735
Eastman Chemical Co. (Chemicals)	88	3,437
Eaton Corp. (Miscellaneous Manufacturing)	208	9,054
eBay, Inc.* (Internet)	728	22,080
Ecolab, Inc. (Chemicals)	192	11,100
Edison International (Electric)	208	8,611
Edwards Lifesciences Corp.* (Healthcare-Products)	72	5,090
El Paso Corp. (Pipelines)	488	12,966
Electronic Arts, Inc.* (Software)	208	4,285
Eli Lilly & Co. (Pharmaceuticals)	648	26,931
EMC Corp.* (Computers)	1,288	27,743
Emerson Electric Co. (Electrical Components & Equipment)	464	21,618
Entergy Corp. (Electric)	112	8,182
EOG Resources, Inc. (Oil & Gas)	168	16,550
EQT Corp. (Oil & Gas)	96	5,260
Equifax, Inc. (Commercial Services)	80	3,099
Equity Residential (REIT)	184	10,494
Exelon Corp. (Electric)	416	18,042
Expedia, Inc. (Internet)	56	1,625
Expeditors International of Washington, Inc. (Transportation)	136	5,571
Express Scripts, Inc.* (Pharmaceuticals)	312	13,943
Exxon Mobil Corp. (Oil & Gas)	3,032	256,992
F5 Networks, Inc.* (Internet)	48	5,094
Family Dollar Stores, Inc. (Retail)	72	4,152
Fastenal Co. (Distribution/Wholesale)	184	8,024
Federated Investors, Inc.—Class B (Diversified Financial Services)	56	848
FedEx Corp. (Transportation)	200	16,702
Fidelity National Information Services, Inc. (Software)	152	4,042
Fifth Third Bancorp (Banks)	584	7,428
First Horizon National Corp. (Banks)	168	1,346
First Solar, Inc.* (Energy-Alternate Sources)	40	1,350
FirstEnergy Corp. (Electric)	264	11,695
Fiserv, Inc.* (Software)	88	5,169
FLIR Systems, Inc. (Electronics)	96	2,407
Flowserve Corp. (Machinery-Diversified)	32	3,178
Fluor Corp. (Engineering & Construction)	104	5,226
FMC Corp. (Chemicals)	48	4,130
FMC Technologies, Inc.* (Oil & Gas Services)	152	7,939
Ford Motor Co. (Auto Manufacturers)	2,408	25,910
Forest Laboratories, Inc.* (Pharmaceuticals)	168	5,084
Franklin Resources, Inc. (Diversified Financial Services)	96	9,222
Freeport-McMoRan Copper & Gold, Inc. (Mining)	600	22,074
Frontier Communications Corp. (Telecommunications)	632	3,255
GameStop Corp.—Class A* (Retail)	88	2,123
Gannett Co., Inc. (Media)	152	2,032
General Dynamics Corp. (Aerospace/Defense)	224	14,876
General Electric Co. (Miscellaneous Manufacturing)	6,680	119,639
General Mills, Inc. (Food)	408	16,487
Genuine Parts Co. (Distribution/Wholesale)	96	5,875
Genworth Financial, Inc.—Class A* (Insurance)	312	2,044
Gilead Sciences, Inc.* (Biotechnology)	472	19,319
Goodrich Corp. (Aerospace/Defense)	80	9,896
Google, Inc.—Class A* (Internet)	160	103,344
H & R Block, Inc. (Commercial Services)	184	3,005
Halliburton Co. (Oil & Gas Services)	584	20,154
Harley-Davidson, Inc. (Leisure Time)	144	5,597
Harman International Industries, Inc. (Home Furnishings)	48	1,826
Harris Corp. (Telecommunications)	72	2,595
Hartford Financial Services Group, Inc. (Insurance)	280	4,550
Hasbro, Inc. (Toys/Games/Hobbies)	72	2,296
HCP, Inc. (REIT)	256	10,606
Health Care REIT, Inc. (REIT)	120	6,544
Heinz (H.J.) Co. (Food)	200	10,808
Helmerich & Payne, Inc. (Oil & Gas)	64	3,735
Hess Corp. (Oil & Gas)	192	10,906
Hewlett-Packard Co. (Computers)	1,256	32,355
Honeywell International, Inc. (Miscellaneous Manufacturing)	488	26,523
Hormel Foods Corp. (Food)	88	2,578
Hospira, Inc.* (Healthcare-Products)	104	3,158
Host Hotels & Resorts, Inc. (REIT)	448	6,617
Hudson City Bancorp, Inc. (Savings & Loans)	336	2,100
Humana, Inc. (Healthcare-Services)	104	9,111

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 11

Common Stocks, continued

	Shares	Value
Huntington Bancshares, Inc. (Banks)	544	$2,987
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	304	14,200
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	200	6,094
Integrys Energy Group, Inc. (Electric)	48	2,601
Intel Corp. (Semiconductors)	3,224	78,182
IntercontinentalExchange, Inc.* (Diversified Financial Services)	48	5,786
International Business Machines Corp. (Computers)	744	136,807
International Flavors & Fragrances, Inc. (Chemicals)	48	2,516
International Game Technology (Entertainment)	192	3,302
International Paper Co. (Forest Products & Paper)	280	8,288
Intuit, Inc. (Software)	192	10,097
Intuitive Surgical, Inc.* (Healthcare-Products)	24	11,112
Invesco, Ltd. (Diversified Financial Services)	288	5,786
Iron Mountain, Inc. (Commercial Services)	120	3,696
J.C. Penney Co., Inc. (Retail)	88	3,093
J.P. Morgan Chase & Co. (Banks)	2,408	80,066
Jabil Circuit, Inc. (Electronics)	112	2,202
Jacobs Engineering Group, Inc.* (Engineering & Construction)	80	3,246
JDS Uniphase Corp.* (Telecommunications)	144	1,503
Johnson & Johnson (Healthcare-Products)	1,728	113,322
Johnson Controls, Inc. (Auto Parts & Equipment)	432	13,504
Joy Global, Inc. (Machinery-Construction & Mining)	64	4,798
Juniper Networks, Inc.* (Telecommunications)	336	6,858
Kellogg Co. (Food)	160	8,091
KeyCorp (Banks)	600	4,614
Kimberly-Clark Corp. (Household Products/Wares)	248	18,243
Kimco Realty Corp. (REIT)	256	4,157
KLA -Tencor Corp. (Semiconductors)	104	5,018
Kohls Corp. (Retail)	160	7,896
Kraft Foods, Inc. (Food)	1,120	41,843
Kroger Co. (Food)	376	9,107
L-3 Communications Holdings, Inc. (Aerospace/Defense)	64	4,268
Laboratory Corp. of America Holdings* (Healthcare-Services)	64	5,502
Legg Mason, Inc. (Diversified Financial Services)	80	1,924
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	88	2,028
Lennar Corp.—Class A (Home Builders)	104	2,044
Leucadia National Corp. (Holding Companies-Diversified)	128	2,911
Lexmark International, Inc.—Class A (Computers)	48	1,587
Life Technologies Corp.* (Biotechnology)	112	4,358
Lincoln National Corp. (Insurance)	192	3,729
Linear Technology Corp. (Semiconductors)	144	4,324
Lockheed Martin Corp. (Aerospace/Defense)	168	13,591
Loews Corp. (Insurance)	192	7,229
Lorillard, Inc. (Agriculture)	88	10,032
Lowe’s Cos., Inc. (Retail)	792	20,101
LSI Logic Corp.* (Semiconductors)	360	2,142
M&T Bank Corp. (Banks)	80	6,107
Macy’s, Inc. (Retail)	264	8,496
Marathon Oil Corp. (Oil & Gas)	448	13,113
Marathon Petroleum Corp. (Oil & Gas)	224	7,457
Marriott International, Inc.—Class A (Lodging)	168	4,908
Marsh & McLennan Cos., Inc. (Insurance)	344	10,877
Masco Corp. (Building Materials)	224	2,348
MasterCard, Inc.—Class A (Commercial Services)	64	23,860
Mattel, Inc. (Toys/Games/Hobbies)	216	5,996
McCormick & Co., Inc. (Food)	80	4,034
McDonald’s Corp. (Retail)	648	65,014
McGraw-Hill Cos., Inc. (Media)	184	8,274
McKesson Corp. (Pharmaceuticals)	152	11,842
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	128	8,797
MeadWestvaco Corp. (Forest Products & Paper)	112	3,354
Medco Health Solutions, Inc.* (Pharmaceuticals)	248	13,863
Medtronic, Inc. (Healthcare-Products)	672	25,704
Merck & Co., Inc. (Pharmaceuticals)	1,928	72,686
MetLife, Inc. (Insurance)	672	20,953
MetroPCS Communications, Inc.* (Telecommunications)	184	1,597
Microchip Technology, Inc. (Semiconductors)	120	4,396
Micron Technology, Inc.* (Semiconductors)	624	3,925
Microsoft Corp. (Software)	4,744	123,154
Molex, Inc. (Electrical Components & Equipment)	88	2,100
Molson Coors Brewing Co.—Class B (Beverages)	96	4,180
Monsanto Co. (Chemicals)	336	23,544
Moody’s Corp. (Commercial Services)	120	4,042
Morgan Stanley Dean Witter & Co. (Banks)	936	14,162
Motorola Mobility Holdings, Inc.* (Telecommunications)	168	6,518
Motorola Solutions, Inc. (Telecommunications)	184	8,517
Murphy Oil Corp. (Oil & Gas)	120	6,689
Mylan Laboratories, Inc.* (Pharmaceuticals)	272	5,837
Nabors Industries, Ltd.* (Oil & Gas)	184	3,191
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	80	1,961
National Oilwell Varco, Inc. (Oil & Gas Services)	272	18,493
NetApp, Inc.* (Computers)	224	8,124
Netflix, Inc.* (Internet)	32	2,217
Newell Rubbermaid, Inc. (Housewares)	184	2,972
Newfield Exploration Co.* (Oil & Gas)	80	3,018
Newmont Mining Corp. (Mining)	312	18,723
News Corp.—Class A (Media)	1,392	24,833
NextEra Energy, Inc. (Electric)	264	16,072
NIKE, Inc.—Class B (Apparel)	232	22,358
NiSource, Inc. (Gas)	176	4,191
Noble Corp. (Oil & Gas)	160	4,835
Noble Energy, Inc. (Oil & Gas)	112	10,572
Nordstrom, Inc. (Retail)	104	5,170
Norfolk Southern Corp. (Transportation)	216	15,738
Northeast Utilities System (Electric)	112	4,040
Northern Trust Corp. (Banks)	152	6,028
Northrop Grumman Corp. (Aerospace/Defense)	168	9,825
Novellus Systems, Inc.* (Semiconductors)	40	1,652
NRG Energy, Inc.* (Electric)	144	2,609
Nucor Corp. (Iron/Steel)	200	7,914
NVIDIA Corp.* (Semiconductors)	384	5,322
NYSE Euronext (Diversified Financial Services)	168	4,385
O’Reilly Automotive, Inc.* (Retail)	80	6,396
Occidental Petroleum Corp. (Oil & Gas)	512	47,974
Omnicom Group, Inc. (Advertising)	176	7,846
ONEOK, Inc. (Pipelines)	64	5,548
Oracle Corp. (Software)	2,488	63,817

See accompanying notes to the financial statements.

12 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Orchard Supply Hardware Stores Corp.—Class A* (Retail)	1	$4
Owens-Illinois, Inc.* (Packaging & Containers)	104	2,016
PACCAR, Inc. (Auto Manufacturers)	224	8,393
Pall Corp. (Miscellaneous Manufacturing)	72	4,115
Parker Hannifin Corp. (Miscellaneous Manufacturing)	96	7,320
Patterson Cos., Inc. (Healthcare-Products)	56	1,653
Paychex, Inc. (Commercial Services)	208	6,263
Peabody Energy Corp. (Coal)	168	5,562
People’s United Financial, Inc. (Savings & Loans)	232	2,981
Pepco Holdings, Inc. (Electric)	144	2,923
PepsiCo, Inc. (Beverages)	992	65,819
PerkinElmer, Inc. (Electronics)	72	1,440
Perrigo Co. (Pharmaceuticals)	56	5,449
Pfizer, Inc. (Pharmaceuticals)	4,864	105,257
PG&E Corp. (Electric)	256	10,552
Philip Morris International, Inc. (Agriculture)	1,096	86,014
Pinnacle West Capital Corp. (Electric)	72	3,469
Pioneer Natural Resources Co. (Oil & Gas)	80	7,158
Pitney Bowes, Inc. (Office/Business Equipment)	128	2,373
Plum Creek Timber Co., Inc. (Forest Products & Paper)	104	3,802
PNC Financial Services Group (Banks)	336	19,377
PPG Industries, Inc. (Chemicals)	96	8,015
PPL Corp. (Electric)	368	10,827
Praxair, Inc. (Chemicals)	192	20,525
Precision Castparts Corp. (Metal Fabricate/Hardware)	88	14,502
Priceline.com, Inc.* (Internet)	32	14,967
Principal Financial Group, Inc. (Insurance)	192	4,723
Procter & Gamble Co. (Cosmetics/Personal Care)	1,744	116,342
Progress Energy, Inc. (Electric)	184	10,308
Progressive Corp. (Insurance)	392	7,648
Prologis, Inc. (REIT)	288	8,234
Prudential Financial, Inc. (Insurance)	296	14,836
Public Service Enterprise Group, Inc. (Electric)	320	10,563
Public Storage, Inc. (REIT)	88	11,832
PulteGroup, Inc.* (Home Builders)	216	1,363
QEP Resources, Inc. (Oil & Gas)	112	3,282
Qualcomm, Inc. (Telecommunications)	1,064	58,201
Quanta Services, Inc.* (Commercial Services)	136	2,929
Quest Diagnostics, Inc. (Healthcare-Services)	96	5,574
R.R. Donnelley & Sons Co. (Commercial Services)	120	1,732
Ralph Lauren Corp. (Apparel)	40	5,523
Range Resources Corp. (Oil & Gas)	96	5,946
Raytheon Co. (Aerospace/Defense)	216	10,450
Red Hat, Inc.* (Software)	120	4,955
Regions Financial Corp. (Banks)	800	3,440
Republic Services, Inc. (Environmental Control)	200	5,510
Reynolds American, Inc. (Agriculture)	216	8,947
Robert Half International, Inc. (Commercial Services)	88	2,504
Rockwell Automation, Inc. (Machinery-Diversified)	88	6,457
Rockwell Collins, Inc. (Aerospace/Defense)	96	5,316
Roper Industries, Inc. (Machinery-Diversified)	64	5,560
Ross Stores, Inc. (Retail)	144	6,844
Rowan Cos., Inc.* (Oil & Gas)	80	2,426
Ryder System, Inc. (Transportation)	32	1,700
Safeway, Inc. (Food)	216	4,545
SAIC, Inc.* (Commercial Services)	176	2,163
Salesforce.com, Inc.* (Software)	88	8,928
SanDisk Corp.* (Computers)	152	7,480
Sara Lee Corp. (Food)	376	7,114
SCANA Corp. (Electric)	72	3,244
Schlumberger, Ltd. (Oil & Gas Services)	848	57,927
Scripps Networks Interactive—Class A (Media)	64	2,715
Sealed Air Corp. (Packaging & Containers)	104	1,790
Sears Holdings Corp.* (Retail)	24	763
Sempra Energy (Gas)	152	8,360
Sherwin-Williams Co. (Chemicals)	56	4,999
Sigma-Aldrich Corp. (Chemicals)	80	4,997
Simon Property Group, Inc. (REIT)	184	23,725
SLM Corp. (Diversified Financial Services)	320	4,288
Snap-on, Inc. (Hand/Machine Tools)	40	2,025
Southern Co. (Electric)	544	25,182
Southwest Airlines Co. (Airlines)	496	4,246
Southwestern Energy Co.* (Oil & Gas)	216	6,899
Spectra Energy Corp. (Pipelines)	408	12,546
Sprint Nextel Corp.* (Telecommunications)	1,896	4,437
St. Jude Medical, Inc. (Healthcare-Products)	200	6,860
Stanley Black & Decker, Inc. (Hand/Machine Tools)	104	7,030
Staples, Inc. (Retail)	440	6,112
Starbucks Corp. (Retail)	472	21,717
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	120	5,756
State Street Corp. (Banks)	312	12,577
Stericycle, Inc.* (Environmental Control)	56	4,364
Stryker Corp. (Healthcare-Products)	208	10,340
Sunoco, Inc. (Oil & Gas)	64	2,625
SunTrust Banks, Inc. (Banks)	336	5,947
SuperValu, Inc. (Food)	136	1,104
Symantec Corp.* (Internet)	464	7,262
Sysco Corp. (Food)	376	11,028
T. Rowe Price Group, Inc. (Diversified Financial Services)	160	9,112
Target Corp. (Retail)	424	21,717
TE Connectivity, Ltd. (Electronics)	272	8,380
TECO Energy, Inc. (Electric)	136	2,603
Tenet Healthcare Corp.* (Healthcare-Services)	272	1,395
Teradata Corp.* (Computers)	104	5,045
Teradyne, Inc.* (Semiconductors)	120	1,636
Tesoro Petroleum Corp.* (Oil & Gas)	88	2,056
Texas Instruments, Inc. (Semiconductors)	720	20,959
Textron, Inc. (Miscellaneous Manufacturing)	176	3,254
The AES Corp.* (Electric)	408	4,831
The Charles Schwab Corp. (Diversified Financial Services)	680	7,657
The Dow Chemical Co. (Chemicals)	752	21,628
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	72	8,087
The Gap, Inc. (Retail)	216	4,007
The Goldman Sachs Group, Inc. (Banks)	312	28,214
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	152	2,154
The Hershey Co. (Food)	96	5,931
The Home Depot, Inc. (Retail)	976	41,031
The Interpublic Group of Cos., Inc. (Advertising)	288	2,802
The JM Smucker Co. (Food)	72	5,628
The Limited, Inc. (Retail)	152	6,133
The Mosaic Co. (Chemicals)	192	9,683
The Travelers Cos., Inc. (Insurance)	264	15,621
The Williams Cos., Inc. (Pipelines)	376	12,416
Thermo Fisher Scientific, Inc.* (Electronics)	240	10,793
Tiffany & Co. (Retail)	80	5,301
Time Warner Cable, Inc. (Media)	200	12,714

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 13

Common Stocks, continued

	Shares	Value
Time Warner, Inc. (Media)	632	$22,840
Titanium Metals Corp. (Mining)	56	839
TJX Cos., Inc. (Retail)	240	15,492
Torchmark Corp. (Insurance)	64	2,777
Total System Services, Inc. (Commercial Services)	104	2,034
TripAdvisor, Inc.* (Internet)	56	1,412
Tyco International, Ltd. (Miscellaneous Manufacturing)	296	13,826
Tyson Foods, Inc.—Class A (Food)	184	3,798
U.S. Bancorp (Banks)	1,208	32,676
Union Pacific Corp. (Transportation)	304	32,206
United Parcel Service, Inc.—Class B (Transportation)	608	44,499
United States Steel Corp. (Iron/Steel)	88	2,328
United Technologies Corp. (Aerospace/Defense)	576	42,100
UnitedHealth Group, Inc. (Healthcare-Services)	672	34,057
UnumProvident Corp. (Insurance)	184	3,877
Urban Outfitters, Inc.* (Retail)	72	1,984
V.F. Corp. (Apparel)	56	7,111
Valero Energy Corp. (Oil & Gas)	352	7,410
Varian Medical Systems, Inc.* (Healthcare-Products)	72	4,833
Ventas, Inc. (REIT)	184	10,144
VeriSign, Inc. (Internet)	104	3,715
Verizon Communications, Inc. (Telecommunications)	1,792	71,895
Viacom, Inc.—Class B (Media)	352	15,984
Visa, Inc.—Class A (Commercial Services)	320	32,490
Vornado Realty Trust (REIT)	120	9,223
Vulcan Materials Co. (Mining)	80	3,148
W.W. Grainger, Inc. (Distribution/Wholesale)	40	7,488
Wal-Mart Stores, Inc. (Retail)	1,104	65,975
Walgreen Co. (Retail)	560	18,514
Walt Disney Co. (Media)	1,136	42,600
Washington Post Co.—Class B (Media)	8	3,014
Waste Management, Inc. (Environmental Control)	288	9,420
Waters Corp.* (Electronics)	56	4,147
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	80	4,827
WellPoint, Inc. (Healthcare-Services)	224	14,840
Wells Fargo & Co. (Banks)	3,336	91,940
Western Digital Corp.* (Computers)	152	4,704
Western Union Co. (Commercial Services)	392	7,158
Weyerhaeuser Co. (REIT)	336	6,273
Whirlpool Corp. (Home Furnishings)	48	2,278
Whole Foods Market, Inc. (Food)	104	7,236
Windstream Corp. (Telecommunications)	368	4,320
Wisconsin Energy Corp. (Electric)	144	5,034
Wyndham Worldwide Corp. (Lodging)	96	3,632
Wynn Resorts, Ltd. (Lodging)	48	5,304
Xcel Energy, Inc. (Electric)	304	8,403
Xerox Corp. (Office/Business Equipment)	880	7,005
Xilinx, Inc. (Semiconductors)	168	5,386
XL Group PLC (Insurance)	200	3,954
Xylem, Inc. (Machinery-Diversified)	120	3,083
Yahoo!, Inc.* (Internet)	784	12,646
YUM! Brands, Inc. (Retail)	288	16,995
Zimmer Holdings, Inc.* (Healthcare-Products)	112	5,983
Zions Bancorp (Banks)	120	1,954
TOTAL COMMON STOCKS (Cost $5,773,047)		7,200,640

Preferred Stock(NM)

Orchard Supply Hardware Stores Corp.—Series A (Retail)	1	4
TOTAL PREFERRED STOCKS (Cost $—)		4

Rights/Warrants(NM)
American International Group, Inc.* (Insurance)	1	5
TOTAL RIGHTS/WARRANTS (Cost $17)		5

Repurchase Agreements(a)(b) (31.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $8,407,000	$8,407,000	$8,407,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,407,000)		8,407,000
TOTAL INVESTMENT SECURITIES (Cost $14,180,064)—58.4%		15,607,649
Net other assets (liabilities)—41.6%		11,108,158
NET ASSETS—100.0%		$26,715,807

*                     Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $2,469,000.

(b)             The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $5,321,000)	85	$51,509

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$17,846,039	$(3,078)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	22,607,557	(16,547)
		$(19,625)

See accompanying notes to the financial statements.

14 :: ProFund VP UltraBull :: Financial Statements

ProFund VP UltraBull invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$10,648	NM
Aerospace/Defense	144,943	0.5%
Agriculture	155,783	0.6%
Airlines	4,246	NM
Apparel	46,223	0.2%
Auto Manufacturers	34,303	0.1%
Auto Parts & Equipment	20,247	0.1%
Banks	445,005	1.7%
Beverages	193,667	0.7%
Biotechnology	91,695	0.3%
Building Materials	2,348	NM
Chemicals	161,817	0.6%
Coal	13,625	0.1%
Commercial Services	117,243	0.4%
Computers	514,108	1.9%
Cosmetics/Personal Care	157,268	0.6%
Distribution/Wholesale	21,387	0.1%
Diversified Financial Services	118,990	0.4%
Electric	250,662	0.9%
Electrical Components & Equipment	23,718	0.1%
Electronics	41,635	0.2%
Energy-Alternate Sources	1,350	NM
Engineering & Construction	8,472	NM
Entertainment	3,302	NM
Environmental Control	19,294	0.1%
Food	151,369	0.6%
Forest Products & Paper	15,444	0.1%
Gas	21,092	0.1%
Hand/Machine Tools	9,055	NM
Healthcare-Products	246,237	0.9%
Healthcare-Services	94,913	0.4%
Holding Companies-Diversified	2,911	NM
Home Builders	5,626	NM
Home Furnishings	4,104	NM
Household Products/Wares	25,404	0.1%
Housewares	2,972	NM
Insurance	258,271	1.0%
Internet	218,136	0.8%
Iron/Steel	18,788	0.1%
Leisure Time	14,997	0.1%
Lodging	19,600	0.1%
Machinery-Construction & Mining	41,763	0.2%
Machinery-Diversified	49,260	0.2%
Media	215,240	0.8%
Metal Fabricate/Hardware	14,502	0.1%
Mining	50,597	0.2%
Miscellaneous Manufacturing	271,546	1.0%
Office/Business Equipment	9,378	NM
Oil & Gas	705,749	2.6%
Oil & Gas Services	125,609	0.5%
Packaging & Containers	9,445	NM
Pharmaceuticals	399,191	1.5%
Pipelines	43,476	0.2%
REIT	127,602	0.5%
Real Estate	3,166	NM
Retail	454,459	1.7%
Savings & Loans	5,081	NM
Semiconductors	166,969	0.6%
Software	261,295	1.0%
Telecommunications	386,968	1.4%
Textiles	2,506	NM
Toys/Games/Hobbies	8,292	NM
Transportation	137,657	0.5%
Other**	19,515,158	73.1%
Total	$26,715,807	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                           Not meaningful, amount is less than 0.05%.

REIT                     Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 15

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$14,180,064
Securities, at value	7,200,649
Repurchase agreements, at value	8,407,000
Total Investment Securities, at value	15,607,649
Cash	627
Segregated cash balances with brokers	424,363
Dividends receivable	10,901
Receivable for capital shares issued	10,848,458
Receivable for investments sold	1,131
Prepaid expenses	105
TOTAL ASSETS	26,893,234

LIABILITIES:
Payable for capital shares redeemed	94,217
Unrealized loss on swap agreements	19,625
Variation margin on futures contracts	22,313
Advisory fees payable	10,376
Management services fees payable	1,383
Administration fees payable	754
Administrative services fees payable	5,437
Distribution fees payable	8,479
Trustee fees payable	1
Transfer agency fees payable	1,215
Fund accounting fees payable	1,682
Compliance services fees payable	127
Other accrued expenses	11,818
TOTAL LIABILITIES	177,427
NET ASSETS	$26,715,807

NET ASSETS CONSIST OF:
Capital	$33,768,668
Accumulated net investment income (loss)	944
Accumulated net realized gains (losses) on investments	(8,513,274)
Net unrealized appreciation (depreciation) on investments	1,459,469
NET ASSETS	$26,715,807

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,565,730

Net Asset Value (offering and redemption price per share)	$10.41

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$152,128
Interest	6,020
TOTAL INVESTMENT INCOME	158,148

EXPENSES:
Advisory fees	179,211
Management services fees	23,895
Administration fees	10,337
Transfer agency fees	15,355
Administrative services fees	55,179
Distribution fees	59,737
Custody fees	5,335
Fund accounting fees	24,077
Trustee fees	508
Compliance services fees	276
Other fees	21,259
Recoupment of prior expenses reduced by the Adviser	5,853
TOTAL NET EXPENSES	401,022
NET INVESTMENT INCOME (LOSS)	(242,874)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	37,764
Net realized gains (losses) on futures contracts	(101,204)
Net realized gains (losses) on swap agreements	(1,364,098)
Change in net unrealized appreciation/depreciation on investments	(99,244)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,526,782)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,769,656)

See accompanying notes to the financial statements.

16 :: ProFund VP UltraBull :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(242,874)	$(214,511)
Net realized gains (losses) on investments	(1,427,538)	6,906,356
Change in net unrealized appreciation/depreciation on investments	(99,244)	(1,342,051)
Change in net assets resulting from operations	(1,769,656)	5,349,764
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,147,543)	—
Return of capital	(151,359)	—
Change in net assets resulting from distributions	(2,298,902)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	938,668,281	774,453,056
Dividends reinvested	2,199,952	—
Value of shares redeemed	(932,986,639)	(784,273,295)
Change in net assets resulting from capital transactions	7,881,594	(9,820,239)
Change in net assets	3,813,036	(4,470,445)
NET ASSETS:
Beginning of period	22,902,771	27,373,216
End of period	$26,715,807	$22,902,771
Accumulated net investment income (loss)	$944	$—
SHARE TRANSACTIONS:
Issued	83,257,635	79,552,188
Reinvested	179,295	—
Redeemed	(82,822,210)	(80,450,672)
Change in shares	614,720	(898,484)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraBull :: 17

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$11.74	$9.61	$6.72	$21.04	$23.84

Investment Activities:
Net investment income (loss)(a)	(0.12)	(0.09)	(0.02)	0.09	0.21
Net realized and unrealized gains (losses) on investments	(0.31)	2.22	3.01	(14.12)	0.12
Total income (loss) from investment activities	(0.43)	2.13	2.99	(14.03)	0.33

Distributions to Shareholders From:
Net investment income	—	—	(0.10)	(0.29)	(0.18)
Net realized gains on investments	(0.84)	—	—	—	(2.95)
Return of capital	(0.06)	—	—	—	—
Total distributions	(0.90)	—	(0.10)	(0.29)	(3.13)

Net Asset Value, End of Period	$10.41	$11.74	$9.61	$6.72	$21.04

Total Return	(4.83)%	22.16%	44.64%	(67.40)%	0.85%

Ratios to Average Net Assets:
Gross expenses	1.68%	1.78%	1.78%	1.81%	1.68%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)	(1.01)%	(0.94)%	(0.21)%	0.67%	0.88%

Supplemental Data:
Net assets, end of period (000’s)	$26,716	$22,903	$27,373	$52,283	$61,911
Portfolio turnover rate(b)	3%	1,329%	629%	909%	916%

(a)                    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

18 :: ProFund VP Bear :: Management Discussion of Fund Performance

ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -8.89%. For the same period, the Index had a total return of 2.09%(1) and a volatility of 23.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Bear	-8.89%	-5.33%	-5.51%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bear	1.75%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(80)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index – Composition

% of Index
Consumer Non-Cyclical	23%
Financial	14%
Technology	14%
Energy	12%
Industrial	11%
Communications	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Bear :: 19

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (96.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $21,576,000	$21,576,000	$21,576,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,576,000)		21,576,000
TOTAL INVESTMENT SECURITIES (Cost $21,576,000)—96.4%		21,576,000
Net other assets (liabilities)—3.6%		804,658
NET ASSETS—100.0%		$22,380,658

(a)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $2,629,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $4,444,600)	71	$(57,500)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(10,329,114)	$61,246
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(7,634,478)	111,233
		$172,479

See accompanying notes to the financial statements.

20 :: ProFund VP Bear :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$21,576,000
Repurchase agreements, at value	21,576,000
Total Investment Securities, at value	21,576,000
Cash	265
Segregated cash balances with brokers	309,738
Unrealized gain on swap agreements	172,479
Receivable for capital shares issued	1,737,474
Variation margin on futures contracts	18,638
Prepaid expenses	104
TOTAL ASSETS	23,814,698

LIABILITIES:
Payable for capital shares redeemed	1,382,663
Advisory fees payable	10,929
Management services fees payable	1,457
Administration fees payable	946
Administrative services fees payable	8,711
Distribution fees payable	8,344
Trustee fees payable	2
Transfer agency fees payable	1,525
Fund accounting fees payable	2,110
Compliance services fees payable	198
Other accrued expenses	17,155
TOTAL LIABILITIES	1,434,040
NET ASSETS	$22,380,658

NET ASSETS CONSIST OF:
Capital	$87,657,629
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(65,391,950)
Net unrealized appreciation (depreciation) on investments	114,979
NET ASSETS	$22,380,658

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,205,639

Net Asset Value (offering and redemption price per share)	$18.56

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$8,412

EXPENSES:
Advisory fees	201,473
Management services fees	26,863
Administration fees	11,954
Transfer agency fees	17,948
Administrative services fees	81,609
Distribution fees	67,158
Custody fees	6,532
Fund accounting fees	24,482
Trustee fees	693
Compliance services fees	305
Other fees	21,249
Total Gross Expenses before reductions	460,266
Less Expenses reduced by the Advisor	(8,965)
TOTAL NET EXPENSES	451,301
NET INVESTMENT INCOME (LOSS)	(442,889)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(13,574)
Net realized gains (losses) on futures contracts	(629)
Net realized gains (losses) on swap agreements	(3,458,874)
Change in net unrealized appreciation/depreciation on investments	223,917
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,249,160)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,692,049)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bear :: 21

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(442,889)	$(729,587)
Net realized gains (losses) on investments	(3,473,077)	(10,737,443)
Change in net unrealized appreciation/depreciation on investments	223,917	(418,127)
Change in net assets resulting from operations	(3,692,049)	(11,885,157)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	357,512,308	518,149,530
Value of shares redeemed	(357,742,218)	(516,681,041)
Change in net assets resulting from capital transactions	(229,910)	1,468,489
Change in net assets	(3,921,959)	(10,416,668)
NET ASSETS:
Beginning of period	26,302,617	36,719,285
End of period	$22,380,658	$26,302,617
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	18,325,278	22,016,264
Redeemed	(18,410,920)	(22,206,454)
Change in shares	(85,642)	(190,190)

See accompanying notes to the financial statements.

22 :: ProFund VP Bear :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$20.37	$24.79		$34.42	$24.92	$25.78

Investment Activities:
Net investment income (loss)(a)	(0.32)	(0.37)		(0.48)	0.06	0.85
Net realized and unrealized gains (losses) on investments	(1.49)	(4.05)		(9.10)	9.81	(0.71)
Total income (loss) from investment activities	(1.81)	(4.42)		(9.58)	9.87	0.14

Distributions to Shareholders From:
Net investment income	—	—		(0.05)	(0.37)	(1.00)

Net Asset Value, End of Period	$18.56	$20.37		$24.79	$34.42	$24.92

Total Return	(8.89)%	(17.80)%		(27.87)%	39.92%	0.60%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.75%		1.77%	1.71%	1.70%
Net expenses	1.68%	1.68%		1.66%	1.63%	1.63%
Net investment income (loss)	(1.65)%	(1.57)%		(1.57)%	0.22%	3.37%

Supplemental Data:
Net assets, end of period (000’s)	$22,381	$26,303		$36,719	$52,965	$30,237
Portfolio turnover rate(b)	—	599	%(c)	—	—	—

(a)                    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)                    Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Biotechnology :: 23

ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 6.56%. For the same period, the Index had a total return of 8.56%(1) and a volatility of 22.05%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Biotechnology	6.56%	3.18%	2.51%
Dow Jones U.S. Biotechnology Index	8.56%	4.88%	4.54%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Biotechnology	1.79%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	34%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	17.8%
Celgene Corp.	9.8%
Gilead Sciences, Inc.	9.7%
Biogen Idec, Inc.	8.4%
Alexion Pharmaceuticals, Inc.	4.2%

Dow Jones U.S. Biotechnology Index – Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: ProFund VP Biotechnology :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (66.6%)

	Shares	Value
Acorda Therapeutics, Inc.* (Biotechnology)	885	$21,098
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,189	299,514
Amgen, Inc. (Biotechnology)	19,765	1,269,111
Amylin Pharmaceuticals, Inc.* (Biotechnology)	3,009	34,242
Biogen Idec, Inc.* (Biotechnology)	5,428	597,351
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	2,596	89,251
Celgene Corp.* (Biotechnology)	10,325	697,970
Charles River Laboratories International, Inc.* (Biotechnology)	1,180	32,249
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,357	53,764
Dendreon Corp.* (Biotechnology)	3,363	25,559
Gen-Probe, Inc.* (Healthcare-Products)	1,062	62,786
Gilead Sciences, Inc.* (Biotechnology)	16,933	693,068
Human Genome Sciences, Inc.* (Biotechnology)	4,484	33,137
Illumina, Inc.* (Biotechnology)	2,773	84,521
Incyte, Corp.* (Biotechnology)	2,242	33,652
InterMune, Inc.* (Biotechnology)	1,475	18,585
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,124	15,314
Life Technologies Corp.* (Biotechnology)	4,071	158,403
Myriad Genetics, Inc.* (Biotechnology)	1,947	40,770
Nektar Therapeutics* (Pharmaceuticals)	2,596	14,525
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,416	62,233
PDL BioPharma, Inc. (Biotechnology)	3,127	19,387
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,652	91,570
Seattle Genetics, Inc.* (Biotechnology)	2,301	38,461
Techne Corp. (Healthcare-Products)	767	52,356
United Therapeutics Corp.* (Biotechnology)	1,180	55,755
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,720	156,751
TOTAL COMMON STOCKS (Cost $1,759,422)		4,751,383
TOTAL INVESTMENT SECURITIES (Cost $1,759,422)—66.6%		4,751,383
Net other assets (liabilities)—33.4%		2,387,794
NET ASSETS—100.0%		$7,139,177

*  Non-income producing security

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$2,399,712	$(288)

ProFund VP Biotechnology invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Biotechnology	$4,454,918	62.5%
Healthcare-Products	115,142	1.6%
Pharmaceuticals	181,323	2.5%
Other**	2,387,794	33.4%
Total	$7,139,177	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 25

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$1,759,422
Securities, at value	4,751,383
Total Investment Securities, at value	4,751,383
Receivable for investments sold	2,495,942
Prepaid expenses	25
TOTAL ASSETS	7,247,350

LIABILITIES:
Cash overdraft	12,415
Payable for capital shares redeemed	80,906
Unrealized loss on swap agreements	288
Advisory fees payable	3,748
Management services fees payable	500
Administration fees payable	284
Administrative services fees payable	1,791
Distribution fees payable	2,497
Transfer agency fees payable	458
Fund accounting fees payable	634
Compliance services fees payable	57
Other accrued expenses	4,595
TOTAL LIABILITIES	108,173
NET ASSETS	$7,139,177

NET ASSETS CONSIST OF:
Capital	$12,274,333
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(8,126,829)
Net unrealized appreciation (depreciation) on investments	2,991,673
NET ASSETS	$7,139,177

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	292,989

Net Asset Value (offering and redemption price per share)	$24.37

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$25,734
Interest	14
TOTAL INVESTMENT INCOME	25,748

EXPENSES:
Advisory fees	68,397
Management services fees	9,119
Administration fees	3,967
Transfer agency fees	5,947
Administrative services fees	27,686
Distribution fees	22,799
Custody fees	4,639
Fund accounting fees	8,290
Trustee fees	209
Compliance services fees	125
Other fees	9,498
Total Gross Expenses before reductions	160,676
Less Expenses reduced by the Advisor	(7,467)
TOTAL NET EXPENSES	153,209
NET INVESTMENT INCOME (LOSS)	(127,461)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	206,216
Net realized gains (losses) on swap agreements	(53,279)
Change in net unrealized appreciation/depreciation on investments	(212,335)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(59,398)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(186,859)

See accompanying notes to the financial statements.

26 :: ProFund VP Biotechnology :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(127,461)	$(155,520)
Net realized gains (losses) on investments	152,937	576,812
Change in net unrealized appreciation/depreciation on investments	(212,335)	(185,368)
Change in net assets resulting from operations	(186,859)	235,924
CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,358,571	21,049,249
Value of shares redeemed	(25,014,983)	(22,333,301)
Change in net assets resulting from capital transactions	343,588	(1,284,052)
Change in net assets	156,729	(1,048,128)
NET ASSETS:
Beginning of period	6,982,448	8,030,576
End of period	$7,139,177	$6,982,448
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	1,043,513	931,964
Redeemed	(1,055,851)	(995,709)
Change in shares	(12,338)	(63,745)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Biotechnology :: 27

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$22.87	$21.76	$20.98	$20.60	$20.83

Investment Activities:
Net investment income (loss)(a)	(0.34)	(0.36)	(0.32)	(0.34)	(0.34)
Net realized and unrealized gains (losses) on investments	1.84 (b)	1.47	1.10	0.72	0.11
Total income (loss) from investment activities	1.50	1.11	0.78	0.38	(0.23)
Net Asset Value, End of Period	$24.37	$22.87	$21.76	$20.98	$20.60

Total Return	6.56%	5.10%	3.72%	1.84%	(1.15)%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.79%	1.81%	1.75%	1.76%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)	(1.40)%	(1.59)%	(1.54)%	(1.55)%	(1.61)%

Supplemental Data:
Net assets, end of period (000’s)	$7,139	$6,982	$8,031	$22,321	$16,676
Portfolio turnover rate(c)	324%	237%	256%	429%	486%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

28 :: ProFund VP Rising Rates Opportunity :: Management Discussion of Fund Performance

ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2011, the Fund had a total return of -37.50%. For the same period, the Long Bond had a total return of 35.31%(1) and a volatility of 20.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse (-1.25x) of the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse (-1.25x) of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2011 the most recent Long Bond issued carried a maturity date of November 15, 2041 and a 3.125% coupon.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse leveraged exposure to the Long Bond. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Rising Rates Opportunity	-37.50%	-16.42%	-12.12%
30-year U.S. Treasury Bond	35.31%	11.43%	9.27%
Barclays Capital U.S. Treasury: Long-Term Index	34.26%	11.91%	9.35%

Expense Ratios**

Fund	Gross	Net
ProFund VP Rising Rates Opportunity	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(117)%
Total Exposure	(131)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.

(3)                   The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 29

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (120.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $26,502,000	$26,502,000	$26,502,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,502,000)		26,502,000
TOTAL INVESTMENT SECURITIES (Cost $26,502,000)—120.9%		26,502,000
Net other assets (liabilities)—(20.9)%		(4,584,006)
NET ASSETS—100.0%		$21,917,994

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $1,410,000.

(b)                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring 3/22/12 (Underlying notional amount at value $3,037,125)	21	$(8,558)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.125% due 11/15/41	$(22,740,922)	$(1,298,760)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.125% due 11/15/41	(3,039,109)	(108,448)
		$(1,407,208)

See accompanying notes to the financial statements.

30 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$26,502,000
Repurchase agreements, at value	26,502,000
Total Investment Securities, at value	26,502,000
Cash	175
Segregated cash balances with brokers	87,229
Receivable for capital shares issued	146
Prepaid expenses	235
TOTAL ASSETS	26,589,785

LIABILITIES:
Payable for capital shares redeemed	3,194,877
Unrealized loss on swap agreements	1,407,208
Variation margin on futures contracts	1,969
Advisory fees payable	16,374
Management services fees payable	2,183
Administration fees payable	1,003
Administrative services fees payable	8,745
Distribution fees payable	10,120
Trustee fees payable	2
Transfer agency fees payable	1,618
Fund accounting fees payable	2,238
Compliance services fees payable	212
Other accrued expenses	25,242
TOTAL LIABILITIES	4,671,791
NET ASSETS	$21,917,994

NET ASSETS CONSIST OF:
Capital	$113,682,246
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(90,348,486)
Net unrealized appreciation (depreciation) on investments	(1,415,766)
NET ASSETS	$21,917,994

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,923,597

Net Asset Value (offering and redemption price per share)	$7.50

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$18,481

EXPENSES:
Advisory fees	334,398
Management services fees	44,586
Administration fees	19,395
Transfer agency fees	28,481
Administrative services fees	127,485
Distribution fees	111,466
Custody fees	6,937
Fund accounting fees	38,474
Trustee fees	1,022
Compliance services fees	451
Other fees	43,837
Total Gross Expenses before reductions	756,532
Less Expenses reduced by the Advisor	(8,159)
TOTAL NET EXPENSES	748,373
NET INVESTMENT INCOME (LOSS)	(729,892)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(47,071)
Net realized gains (losses) on futures contracts	(261,039)
Net realized gains (losses) on swap agreements	(14,889,701)
Change in net unrealized appreciation/depreciation on investments	(2,298,634)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(17,496,445)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,226,337)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 31

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(729,892)	$(868,842)
Net realized gains (losses) on investments	(15,197,811)	(11,222,441)
Change in net unrealized appreciation/depreciation on investments	(2,298,634)	1,309,067
Change in net assets resulting from operations	(18,226,337)	(10,782,216)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	219,511,209	165,438,594
Value of shares redeemed	(238,855,377)	(150,977,627)
Change in net assets resulting from capital transactions	(19,344,168)	14,460,967
Change in net assets	(37,570,505)	3,678,751
NET ASSETS:
Beginning of period	59,488,499	55,809,748
End of period	$21,917,994	$59,488,499
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	21,384,946	13,063,428
Redeemed	(23,418,780)	(12,011,805)
Change in shares	(2,033,834)	1,051,623

See accompanying notes to the financial statements.

32 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$12.00	$14.29		$10.87	$18.53	$20.70

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.20)		(0.21)	0.08	0.72
Net realized and unrealized gains (losses) on investments	(4.32)	(2.09)		3.70	(6.82)	(1.72)
Total income (loss) from investment activities	(4.50)	(2.29)		3.49	(6.74)	(1.00)

Distributions to Shareholders From:
Net investment income	—	—		(0.07)	(0.92)	(1.17)

Net Asset Value, End of Period	$7.50	$12.00		$14.29	$10.87	$18.53

Total Return	(37.50)%	(16.03)%		32.18%	(37.97)%	(5.20)%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.71%		1.73%	1.68%	1.63%
Net expenses	1.68%	1.68%		1.66%	1.63%	1.58%
Net investment income (loss)	(1.64)%	(1.57)%		(1.57)%	0.44%	3.47%

Supplemental Data:
Net assets, end of period (000’s)	$21,918	$59,488		$55,810	$36,590	$75,041
Portfolio turnover rate(b)	—	436	%(c)	—	—	—

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)                   Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term treasuries.

See accompanying notes to the financial statements.

Notes to Financial Statements

34 :: Notes to Financial Statements :: December 31, 2011

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report: ProFund VP UltraBull, ProFund VP Bear, ProFund VP Biotechnology and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At December 31, 2011, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent the principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 12/30/11, due 1/3/12(1)	HSBC Securities (USA), Inc., 0.00%, dated 12/30/11, due 1/3/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.00%, dated 12/30/11, due 1/3/12(3)	UBS Securities, LLC, 0.00%, dated 12/30/11, due 1/3/12(4)	UMB Bank N.A., 0.00%, dated 12/30/11, due 1/3/12(5)
ProFund VP UltraBull	$2,468,000	$2,824,000	$1,761,000	$1,051,000	$303,000
ProFund VP Bear	4,316,000	4,312,000	4,316,000	4,316,000	4,316,000
ProFund VP Rising Rates Opportunity	5,301,000	5,298,000	5,301,000	5,301,000	5,301,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at December 31, 2011 as follows:

(1)	Federal National Mortgage Association, 0.80%, due 9/12/14, U.S. Treasury Notes, 2.63%, due 11/15/20, which had an aggregate value of $143,990,319.
(2)	U.S. Treasury Strips, 0.00%, due 2/15/40, which had an aggregate value of $149,698,694.
(3)	U.S. Treasury Notes, 2.63%, due 11/15/20, which had an aggregate value of $132,312,254.
(4)

Federal Home Loan Bank, 0.18% to 0.22%, due 8/22/12 to 12/6/12, Federal Home Loan Mortgage Corp., 0.60%, due 12/27/13, Federal National Mortgage Association, 0.60%, due 12/27/13, U.S. Treasury Notes, 2.63%, due 11/15/20, U.S. Treasury Strips, 0.00%, due 11/15/22, which had an aggregate value of $120,758,815.

(5)

Federal Farm Credit Bank, 2.00%, due 1/17/12, Federal Home Loan Bank, 1.13%, due 3/9/12, Federal National Mortgage Association, 0.88%, due 1/12/12 U.S. Treasury Notes, 0.75% to 2.63%, due 12/15/13 to 5/31/15, which had an aggregate value of $108,449,042.

December 31, 2011 :: Notes to Financial Statements :: 35

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. A NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GDRs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the performance of a daily benchmark such as the daily performance or multiple, inverse, or inverse multiple of the daily performance of a benchmark or security. All derivative instruments held during the year ended December 31, 2011, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at year end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the year ended December 31, 2011. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period. The volume associated with derivative positions in the ProFund VP Biotechnology was 8% based on average monthly notional amount in comparison to net assets during the year ended December 31, 2011.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell futures contracts and options thereon. The ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such amounts are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the ProFund VP to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP because futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Swap Agreements

The ProFunds VP may enter into swap agreements based on the applicable benchmark of each ProFund VP. The ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the

36 :: Notes to Financial Statements :: December 31, 2011

net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Trust’s Board of Trustees, the net amount of the excess, if any, of each ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the ProFunds VP may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements.”

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the ProFunds VP may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow either party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap table included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. Among other risks, the use of swap agreements may involve imperfect correlation between the price of the swap agreement and movements in the prices of the underlying investments, as well as the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap table included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds VP. All of the outstanding swap agreements at December 31, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2011, the collateral posted by counterparties consisted of U.S. treasury securities and cash.

December 31, 2011 :: Notes to Financial Statements :: 37

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFund VP’s Statement of Assets and Liabilities as of December 31, 2011:

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP UltraBull	$51,509	$—	$—	$—	$19,625	$—
ProFund VP Bear	—	172,479	—	57,500	—	—
ProFund VP Biotechnology	—	—	—	—	288	—
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	—	—	—	8,558	1,407,208	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFund VP’s Statement of Operations for the year ended December 31, 2011:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP UltraBull	$(101,204)	$(1,364,098)	$—	$(89,028)
ProFund VP Bear	(629)	(3,458,874)	—	222,148
ProFund VP Biotechnology	—	(53,279)	—	(108)
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	(261,039)	(14,889,701)	—	(2,304,769)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

38 :: Notes to Financial Statements :: December 31, 2011

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU-2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical assets

•                  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

December 31, 2011 :: Notes to Financial Statements :: 39

A summary of the valuations as of December 31, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each Profund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraBull
Common Stocks	$7,200,636	$—	$4	$—	$7,200,640	$—
Preferred Stocks	—	—	4	—	4	—
Rights/Warrants	5	—	—	—	5	—
Repurchase Agreements	—	—	8,407,000	—	8,407,000	—
Futures Contracts	—	51,509	—	—	—	51,509
Swap Agreements	—	—	—	(19,625)	—	(19,625)
Total	$7,200,641	$51,509	$8,407,008	$(19,625)	$15,607,649	$31,884
ProFund VP Bear
Repurchase Agreements	$—	$—	$21,576,000	$—	$21,576,000	$—
Futures Contracts	—	(57,500)	—	—	—	(57,500)
Swap Agreements	—	—	—	172,479	—	172,479
Total	$—	$(57,500)	$21,576,000	$172,479	$21,576,000	$114,979
ProFund VP Biotechnology
Common Stocks	$4,751,383	$—	$—	$—	$4,751,383	$—
Swap Agreements	—	—	—	(288	—	(288)
Total	$4,751,383	$—	$—	$(288)	$4,751,383	$(288)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$26,502,000	$—	$26,502,000	$—
Futures Contracts	—	(8,558)	—	—	—	(8,558)
Swap Agreements	—	—	—	(1,407,208)	—	(1,407,208)
Total	$—	$(8,558)	$26,502,000	$(1,407,208)	$26,502,000	$(1,415,766)

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2011 from the valuation input levels used on December 31, 2010.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund VP’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other

40 :: Notes to Financial Statements :: December 31, 2011

administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2011, actual Trustee compensation was $501,377 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP. These expense limitations remain in effect until April 30, 2012.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operation as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2011, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/12	Expires 4/30/13	Expires 4/30/14	Expires 4/30/15	Total
ProFund VP UltraBull	$64,013	$10,853	$11,281	$4,473	$90,620
ProFund VP Bear	77,338	44,422	32,721	5,166	159,647
ProFund VP Biotechnology	31,225	11,892	8,847	5,448	57,412
ProFund VP Rising Rates Opportunity	36,185	28,641	12,368	9,704	86,898

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2011 were as follows:

	Purchases	Sales
ProFund VP UltraBull	$303,144	$210,255
ProFund VP Biotechnology	26,922,180	28,529,285

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2011 were as follows:

	Purchases	Sales
ProFund VP Bear	$—	$5,040,926
ProFund VP Rising Rates Opportunity	—	17,480,533

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

The ProFunds VP use investment techniques and derivatives that may be considered aggressive. Because a ProFund VP’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose a ProFund VP to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and its benchmark, which may prevent the ProFund VP from achieving its investment objective. Additionally, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move in value that causes a material decline in the ProFund VP’s NAV, the terms of the swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired

December 31, 2011 :: Notes to Financial Statements :: 41

exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the benchmark reverses all or a portion of its intraday move by the end of the day.

Active Investor Risk

The ProFunds VP permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. In order to achieve a high degree of correlation with its benchmark, certain ProFunds VP seek to rebalance their portfolios daily to keep exposure consistent with their investment objective. Being materially over- or under-exposed to its benchmark may prevent a ProFund VP from achieving a high degree of correlation with its benchmark. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the ProFund VP’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the benchmark’s movements. Because of this, it is unlikely that a ProFund VP will be perfectly exposed to its benchmark at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the benchmark level is volatile near the close of the trading day. A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding benchmark reconstitutions and other benchmark rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on or around that day.

Certain ProFunds VP are “geared” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of a benchmark on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, geared ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of a benchmark’s return over periods longer than one day.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty fails to perform its obligations. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund VP, marked to market daily, in an amount approximately equal to the amount the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds VP enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

42 :: Notes to Financial Statements :: December 31, 2011

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation or inverse correlation with its underlying benchmark.

7. Federal Income Tax Information

As of the end of their tax year ended December 31, 2011, the following ProFunds VP have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Bear	$8,145,654	$3,069,606	$7,512,896	$4,644,270	$—	$27,795,298	$10,849,931	$62,017,655
ProFund VP Biotechnology	—	—	1,478,851	—	1,895,782	3,158,653	129,849	6,663,135
ProFund VP Rising Rates Opportunity	8,365,460	22,965,205	—	5,366,257	27,138,193	—	11,189,405	75,024,520

Pre-effective CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/12	Expires 12/31/13	Expires 12/31/15	Expires 12/31/16	Total
ProFund VP UltraBull	$195,963	$2,083,596	$3,137,111	$1,083,334	$6,500,004

Post-effective CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP UltraBull	$1,420,525	$64,051	$1,484,576
ProFund VP Bear	3,431,795	—	3,431,795
ProFund VP Rising Rates Opportunity	15,095,072	237,451	15,332,523

The tax character of dividends paid to shareholders during the tax year ended December 31, 2011, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP UltraBull	$1,459,218	$688,325	$2,147,543	$151,359	$2,298,902

As of the latest tax year ended December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP UltraBull	$—	$—	$—	$(7,984,580)	$931,719	$(7,052,861)
ProFund VP Bear	—	—	—	(65,449,450)	172,479	(65,276,971)
ProFund VP Biotechnology	—	—	—	(6,663,135)	1,527,979	(5,135,156)
ProFund VP Rising Rates Opportunity	—	—	—	(90,357,043)	(1,407,208)	(91,764,251)

At December 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP UltraBull	$14,656,305	$1,604,476	$(653,132)	$951,344
ProFund VP Bear	21,576,000	—	—	—
ProFund VP Biotechnology	3,223,116	3,013,126	(1,484,859)	1,528,267
ProFund VP Rising Rates Opportunity	26,502,000	—	—	—

Report of Independent Registered Public Accounting Firm :: 43

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP UltraBull, ProFund VP Bear, ProFund VP Biotechnology and ProFund VP Rising Rates Opportunity (four of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2011, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio

February 23, 2012

44 :: Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2011, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends Received Deduction
ProFund VP UltraBull	6.34%

For the fiscal year ended December 31, 2011, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term Capital Gain
ProFund VP UltraBull	$688,325

For the fiscal year ended December 31, 2011, the amount of short-term capital gain designated by the ProFunds VP were as follows:

Short-Term Capital Gain
ProFund VP UltraBull	$1,459,218

December 31, 2011 (unaudited) :: Board Approval of Investment Advisory Agreement :: 45

At a meeting held on September 20, 2011, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided.

46 :: Board Approval of Investment Advisory Agreement :: December 31, 2011 (unaudited)

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and that such information as is available is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2011. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3- and 6-month periods and the 1-, 3- and 5-year periods ended June 30, 2011. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was competitive.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

Expense Examples

48 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2011 and held for the entire period from July 1, 2011 through December 31, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
ProFund VP UltraBull	$1,000.00	$868.90	$8.15	1.73%
ProFund VP Bear	1,000.00	982.50	8.39	1.68%
ProFund VP Biotechnology	1,000.00	947.90	8.25	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	649.90	6.90	1.66%

*                 Expenses are equal to the average account value over the period multiplied by the ProFund VP’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
ProFund VP UltraBull	$1,000.00	$1,016.48	$8.79	1.73%
ProFund VP Bear	1,000.00	1,016.74	8.54	1.68%
ProFund VP Biotechnology	1,000.00	1,016.74	8.54	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.84	8.44	1.66%

*                 Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Trustees and Officers (unaudited) :: 49

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present

Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present)

				ProFunds (112); Access One Trust (3); ProShares Trust (108)	None

*                 The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC and any registered investment companies that have an investment advisor that is an affiliated person of the ProFund Advisors LLC.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

50 :: Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Jack P. Huntington 100 Summer Street Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (1993 to 2007)

Kenneth D. Schiltz 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/77	Assistant Treasurer	Indefinite; March 2011 to present	Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2005 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (2000 to 2005)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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P.O. Box 182800
Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/11

CLASSIC PROFUNDS VP

Large-Cap Value
Large-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30

SECTOR PROFUNDS VP

Financials
Health Care
Technology

NON-EQUITY PROFUNDS VP

U.S. Government Plus
Rising Rates Opportunity

DECEMBER 31, 2011

Annual Report

1	Message from the Chairman
3	Management Discussion of Fund Performance
7	Financial Statements and Financial Highlights
ProFund VP Large-Cap Value
ProFund VP Large-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Small-Cap Growth
ProFund VP Asia 30
ProFund VP Europe 30
ProFund VP Financials
ProFund VP Health Care
ProFund VP Technology
ProFund VP U.S. Government Plus
ProFund VP Rising Rates Opportunity
81	Notes to Financial Statements
93	Report of Independent Registered Public Accounting Firm
94	Additional Tax Information
95	Board Approval of Investment Advisory Agreement
97	Expense Examples
99	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2011.

Foreign Equity Markets Flounder; U.S. Markets Are Mixed

Many major equity markets worldwide declined in 2011, as the European debt crisis and fears about global economic growth sent investors searching for safer investments. U.S. markets were among the most resilient. The S&P 500® Index ended the 12-month period with a small gain of 2.1% after an extremely volatile second half, which included the U.S. credit rating downgrade and deteriorating conditions in Europe. Smaller capitalization U.S. stocks underperformed large cap stocks, with the S&P MidCap 400® Index and the Russell 2000® Index down 1.7% and 4.2%, respectively.

Sector indexes delivered mixed returns for the 12-month period, as measured by the Dow Jones U.S. Industry IndexesSM. The utilities, health care, and consumer goods sectors were strong performers, with gains of 19.2%, 11.8% and 8.8%, respectively. But basic materials and financials were weak, with declines of 14.7% and 12.8%, respectively. Other sectors posted moderately positive to flat returns.

Foreign equity markets sustained heavy losses in 2011, as contagion from the European debt crisis spilled over into other developed and emerging markets. The MSCI EAFE Index fell 11.7%, the MSCI Europe Index dropped 10.5%, and the MSCI Emerging Market Index was especially hard hit, down 18.3%.

The U.S. dollar gained 1.5% against the basket of major currencies that comprise the U.S. Dollar Index, with strong gains in the second half of the year making up for weakness in the first half.

Treasury Market Soars

U.S. Treasury securities soared amid a massive flight to quality, as investors shed equities and other risk assets in favor of “safe-haven” U.S. government debt. The Ryan Labs Treasury 10 Year Index was up 17.0% during the 12-month period and the Ryan Labs Treasury 30 Year Index rose a remarkable 35.3%. The broader fixed income market gained 7.8%, as measured by the Barclays Capital U.S. Aggregate Bond Index®.

Whether you are bullish or bearish on different segments of the market, we offer tools that can help you express your view and manage risk. To learn more about our innovative array of funds, please visit us at ProFunds.com.

We appreciate the trust and confidence you have placed in us by investing in ProFunds.

Sincerely,

Michael Sapir

Chairman of the Board of Trustees

(1)          All investment performance index figures above reflect total return performance. You may not invest directly in an index.

(2)          All sector returns refer to Dow Jones Sector/Industry Indexes.

1

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Management Discussion of Fund Performance

4  ::  Management Discussion of Fund Performance

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”)(1) is designed to seek daily investment results that, before fees and expenses, correspond to the performance of a daily benchmark such as the daily performance or multiple (e.g., 1.25x or 2x), inverse (-1x) or inverse multiple (e.g., -1.25x or -2x) of the daily performance of an index or security (each such index or security, a “benchmark”). ProFund Advisors LLC (“PFA”), the Funds’ investment advisor, uses a mathematical approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.(2)

Each Geared Fund, those other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Money Market seeks investment results for a single day only, not for longer periods. The return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company, other than for cash management purposes. In addition, PFA does not conduct conventional research or analysis (other than determining counterparty creditworthiness); forecast market movements; trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds use investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). The use of these investment techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a Fund’s benchmark, including credit or counterparty risk on the amount the Fund expects to receive from a derivatives counterparty. If a counterparty becomes bankrupt, or otherwise fails to perform on its obligations, the value of your investment in the Fund may decline. The Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically only enter into derivatives with counterparties that PFA has determined to be large, well capitalized and well established financial institutions.

Factors that materially affected the performance of each Fund during the year ended December 31, 2011(3):

•                  Primary factors affecting Fund performance include the following: the total return of the benchmark; the volatility of the benchmark; financing rates paid or earned by the Fund associated with cash and derivative positions utilized in obtaining leveraged, inverse or inverse leveraged exposure to the benchmark; and fees, expenses, and transaction costs.

•                  Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are the principal factors driving fund performance.(4)

•                  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to return a multiple (e.g., 1.25x or 2x), the inverse (-1x) or an inverse multiple (e.g., -1.25x or -2x) of its benchmark return for a single day only. The return of a Geared Fund for a period longer than one day is the result of its return for each day compounded over the period and thus is likely to differ from the Geared Fund’s multiple times the return of the Geared Fund’s benchmark for the period. Compounding is a universal mathematical concept that applies to all investments, but has a magnified effect on leveraged, inverse and inverse leveraged funds. When held for longer than one day, compounding can improve returns (i.e., increase returns or decrease losses) in trending low volatility markets as compared to the index returns times the Fund multiple. In more volatile periods, compounding commonly reduces returns or increases losses over periods greater than one day as compared to the benchmark return times the Fund multiple. The magnitude of such differences attributable to compounding is a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, benchmark volatility and magnitude of benchmark return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of benchmark return will generally contribute to more adverse (beneficial) deviations.

(1)	Other than ProFund VP Money Market
(2)

A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of twice (2x) the daily return of the NASDAQ-100 Index.

(3)	Past performance is not a guarantee of future results.
(4)

Unlike the ProFunds VP, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will generally differ from the Fund’s benchmark performance.

Management Discussion of Fund Performance  ::  5

Daily volatility for the U.S. equity markets increased from a year ago. For example, the volatility for the S&P 500 for the year ended December 31, 2011, was 23.37%, which was higher than the prior year’s volatility of 18.06%. The volatility of each benchmark is shown below.

Underlying Benckmark	One Year Benchmark Volatility
ProFunds Asia 30 Index®	32.36%
Bank of New York Mellon Emerging Markets 50 ADR Index	27.96%
Dow Jones Internet Composite Index	29.69%
Dow Jones Industrial Average	20.96%
Dow Jones Precious Metals Index	30.41%
Dow Jones U.S. Banks Index	39.61%
Dow Jones U.S. Basic Materials Index	33.63%
Dow Jones U.S. Biotechnology Index	22.05%
Dow Jones U.S. Consumer Goods Index	18.11%
Dow Jones U.S. Consumer Services Index	22.40%
Dow Jones U.S. Financials Index	32.45%
Dow Jones U.S. Health Care Index	19.93%
Dow Jones U.S. Industrials Index	27.71%
Dow Jones U.S. Oil & Gas Index	30.94%
Dow Jones U.S. Pharmaceuticals Index	17.76%
Dow Jones U.S. Real Estate Index	28.67%
Dow Jones U.S. Semiconductors Index	28.63%
Dow Jones U.S. Technology Index	24.41%
Dow Jones U.S. Telecommunications Index	18.41%
Dow Jones U.S. Utilities Index	17.22%
ProFunds Europe 30 Index®	31.22%
MSCI EAFE Index®	23.25%
NASDAQ-100® Index	23.85%
Nikkei 225 Stock Average	23.78%
Russell 2000® Index	33.12%
Ryan Labs 30 Year Treasury Return Index	20.16%
S&P 500 Growth Index	22.46%
S&P 500 Value Index	24.76%
S&P 500® Index	23.37%
S&P MidCap 400 Index	28.69%
S&P MidCap 400 Growth Index	28.91%
S&P MidCap 400 Value Index	28.76%
S&P SmallCap 600 Growth Index	31.42%
S&P SmallCap 600 Value Index	35.60%
U.S. Dollar Index	9.02%

6  ::  Management Discussion of Fund Performance

•                  Cost of Obtaining Leverage, Inverse and Inverse Leveraged Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark was generally negatively impacted by costs associated with leveraged investment techniques. Similarly, certain Inverse Funds, primarily those benchmarked to International and Treasury indexes, were negatively impacted due to unfavorable financing rates. The performance impact with obtaining leveraged, inverse or inverse leveraged varied over the period.

One week Libor, (the most common benchmark financing rate for the Funds) was 0.25% at the beginning of the period and lessened to 0.21% at the end of the period. Each Ultra ProFund VP essentially pays one times this rate plus a spread, while each Inverse ProFund VP (including ProFund VP Bear) and UltraShort ProFund VP (including ProFund VP UltraShort Dow 30) essentially receives two. and three times this rate plus a spread, respectively.

•                  Stock Dividends and Bond Income: The performance of Funds with an investment objective that is a positive multiple of a benchmark was positively impacted by effectively capturing a multiple of the dividend or income yield associated with the benchmark. Inverse Funds were negatively impacted by virtue of effectively paying out a multiple of the dividend or income yield associated with the benchmark.

•                  Fees, Expenses and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple, have inverse or inverse multiples and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other funds’ benchmarks.

Financial Statements and Financial Highlights

8  ::  ProFund VP Large-Cap Value  ::  Management Discussion of Fund Performance

ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Value Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -1.28%. For the same period, the Index had a total return of -0.50%(1) and a volatility of 24.76%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P 500 that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from May 3, 2004 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Large-Cap Value	-1.28%	-4.51%	1.07%
S&P 500 Value Index	-0.50%	-2.94%	2.99%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Value	1.88%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.6%
AT&T, Inc.	3.5%
Pfizer, Inc.	3.2%
Exxon Mobil Corp.	2.8%
Wells Fargo & Co.	2.8%

S&P 500 Value Index — Composition

% of Index
Financial	24%
Communications	14%
Consumer Non-Cyclical	13%
Energy	12%
Industrial	11%
Consumer Cyclical	9%
Technology	7%
Utilities	7%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements  ::  ProFund VP Large-Cap Value  ::  9

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	685	$55,985
Abercrombie & Fitch Co.—Class A (Retail)	411	20,073
Accenture PLC—Class A (Computers)	685	36,463
ACE, Ltd. (Insurance)	1,507	105,671
Adobe Systems, Inc.* (Software)	1,096	30,984
Advanced Micro Devices, Inc.* (Semiconductors)	2,466	13,316
Aetna, Inc. (Healthcare-Services)	685	28,900
Agilent Technologies, Inc.* (Electronics)	411	14,356
AGL Resources, Inc. (Gas)	549	23,188
Air Products & Chemicals, Inc. (Chemicals)	274	23,342
Airgas, Inc. (Chemicals)	137	10,697
Alcoa, Inc. (Mining)	4,521	39,107
Allegheny Technologies, Inc. (Iron/Steel)	411	19,646
Allstate Corp. (Insurance)	2,192	60,083
Alpha Natural Resources, Inc.* (Coal)	959	19,592
Altria Group, Inc. (Agriculture)	5,891	174,668
Ameren Corp. (Electric)	1,096	36,310
American Electric Power, Inc. (Electric)	2,055	84,892
American Express Co. (Diversified Financial Services)	1,781	84,010
American International Group, Inc.* (Insurance)	1,918	44,498
Ameriprise Financial, Inc. (Diversified Financial Services)	959	47,605
AmerisourceBergen Corp. (Pharmaceuticals)	1,096	40,760
Anadarko Petroleum Corp. (Oil & Gas)	1,096	83,658
Analog Devices, Inc. (Semiconductors)	548	19,607
AON Corp. (Insurance)	411	19,235
Apache Corp. (Oil & Gas)	548	49,638
Apartment Investment and Management Co.—Class A (REIT)	274	6,277
Applied Materials, Inc. (Semiconductors)	5,617	60,158
Archer-Daniels-Midland Co. (Agriculture)	2,877	82,282
Assurant, Inc. (Insurance)	411	16,876
AT&T, Inc. (Telecommunications)	25,482	770,576
Autodesk, Inc.* (Software)	548	16,621
AutoNation, Inc.* (Retail)	137	5,051
AvalonBay Communities, Inc. (REIT)	137	17,892
Avery Dennison Corp. (Household Products/Wares)	411	11,787
Avon Products, Inc. (Cosmetics/Personal Care)	1,781	31,114
Baker Hughes, Inc. (Oil & Gas Services)	685	33,318
Ball Corp. (Packaging & Containers)	274	9,785
Bank of America Corp. (Banks)	43,566	242,227
Bank of New York Mellon Corp. (Banks)	5,206	103,651
BB&T Corp. (Banks)	3,014	75,862
Beam, Inc. (Beverages)	685	35,093
Bemis Co., Inc. (Packaging & Containers)	411	12,363
Berkshire Hathaway, Inc.—Class B* (Insurance)	7,535	574,921
Best Buy Co., Inc. (Retail)	1,233	28,815
Big Lots, Inc.* (Retail)	137	5,173
BMC Software, Inc.* (Software)	137	4,491
Boeing Co. (Aerospace/Defense)	1,233	90,441
BorgWarner, Inc.* (Auto Parts & Equipment)	137	8,732
Boston Properties, Inc. (REIT)	274	27,290
Boston Scientific Corp.* (Healthcare-Products)	6,302	33,653
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,877	101,385
CA, Inc. (Software)	1,644	33,233
Cablevision Systems Corp. NY—Class A (Media)	959	13,637
Campbell Soup Co. (Food)	411	13,662
Capital One Financial Corp. (Banks)	1,918	81,112
Cardinal Health, Inc. (Pharmaceuticals)	1,507	61,199
CareFusion Corp.* (Healthcare-Products)	959	24,368
CarMax, Inc.* (Retail)	959	29,230
Carnival Corp.—Class A (Leisure Time)	1,918	62,604
Caterpillar, Inc. (Machinery-Construction & Mining)	959	86,885
CBRE Group, Inc.—Class A* (Real Estate)	1,370	20,851
CBS Corp.—Class B (Media)	2,877	78,082
CenterPoint Energy, Inc. (Gas)	1,781	35,780
CenturyLink, Inc. (Telecommunications)	2,603	96,832
Chesapeake Energy Corp. (Oil & Gas)	2,877	64,128
Chevron Corp. (Oil & Gas)	3,973	422,727
Chubb Corp. (Insurance)	548	37,933
CIGNA Corp. (Healthcare-Services)	1,233	51,786
Cincinnati Financial Corp. (Insurance)	685	20,865
Cintas Corp. (Textiles)	411	14,307
Cisco Systems, Inc. (Telecommunications)	23,016	416,129
Citigroup, Inc. (Banks)	12,604	331,611
Clorox Co. (Household Products/Wares)	137	9,119
CME Group, Inc. (Diversified Financial Services)	274	66,766
CMS Energy Corp. (Electric)	1,096	24,200
Coca-Cola Enterprises, Inc. (Beverages)	1,370	35,319
Comcast Corp.—Class A (Media)	11,645	276,103
Comerica, Inc. (Banks)	822	21,208
Computer Sciences Corp. (Computers)	685	16,235
ConAgra Foods, Inc. (Food)	1,781	47,018
ConocoPhillips (Oil & Gas)	5,754	419,294
CONSOL Energy, Inc. (Coal)	274	10,056
Consolidated Edison, Inc. (Electric)	548	33,992
Constellation Brands, Inc.* (Beverages)	685	14,159
Constellation Energy Group, Inc. (Electric)	822	32,609
Cooper Industries PLC (Miscellaneous Manufacturing)	274	14,837
Corning, Inc. (Telecommunications)	6,713	87,135
Costco Wholesale Corp. (Retail)	822	68,489
Coventry Health Care, Inc.* (Healthcare-Services)	685	20,803
Covidien PLC (Healthcare-Products)	548	24,665
CSX Corp. (Transportation)	2,329	49,049
Cummins, Inc. (Machinery-Diversified)	274	24,117
CVS Caremark Corp. (Retail)	5,617	229,061
D.R. Horton, Inc. (Home Builders)	1,233	15,548
Danaher Corp. (Miscellaneous Manufacturing)	548	25,778
Darden Restaurants, Inc. (Retail)	137	6,244
Dean Foods Co.* (Food)	822	9,206
Dell, Inc.* (Computers)	6,576	96,207
Denbury Resources, Inc.* (Oil & Gas)	1,644	24,824
DENTSPLY International, Inc. (Healthcare-Products)	274	9,587
Devon Energy Corp. (Oil & Gas)	1,781	110,422
Discover Financial Services (Diversified Financial Services)	2,329	55,896
Dominion Resources, Inc. (Electric)	685	36,360

See accompanying notes to the financial statements.

10  ::  ProFund VP Large-Cap Value  ::  Financial Statements

Common Stocks, continued

	Shares	Value
Dover Corp. (Miscellaneous Manufacturing)	274	$15,906
Dr. Pepper Snapple Group, Inc. (Beverages)	411	16,226
DTE Energy Co. (Electric)	685	37,298
Duke Energy Corp. (Electric)	5,754	126,588
E*TRADE Financial Corp.* (Diversified Financial Services)	1,096	8,724
E.I. du Pont de Nemours & Co. (Chemicals)	1,233	56,447
Eastman Chemical Co. (Chemicals)	274	10,702
Eaton Corp. (Miscellaneous Manufacturing)	1,370	59,636
eBay, Inc.* (Internet)	1,781	54,018
Edison International (Electric)	1,370	56,718
El Paso Corp. (Pipelines)	1,781	47,321
Electronic Arts, Inc.* (Software)	685	14,111
Eli Lilly & Co. (Pharmaceuticals)	1,370	56,937
EMC Corp.* (Computers)	3,973	85,578
Emerson Electric Co. (Electrical Components & Equipment)	959	44,680
Entergy Corp. (Electric)	822	60,047
EQT Corp. (Oil & Gas)	274	15,012
Equifax, Inc. (Commercial Services)	274	10,615
Equity Residential (REIT)	411	23,439
Exelon Corp. (Electric)	2,877	124,776
Expedia, Inc. (Internet)	137	3,976
Expeditors International of Washington, Inc. (Transportation)	274	11,223
Exxon Mobil Corp. (Oil & Gas)	7,398	627,054
Fastenal Co. (Distribution/Wholesale)	411	17,924
Federated Investors, Inc.—Class B (Diversified Financial Services)	411	6,227
FedEx Corp. (Transportation)	1,370	114,409
Fidelity National Information Services, Inc. (Software)	1,096	29,143
Fifth Third Bancorp (Banks)	3,973	50,537
First Horizon National Corp. (Banks)	1,096	8,772
FirstEnergy Corp. (Electric)	1,781	78,898
FLIR Systems, Inc. (Electronics)	137	3,435
Fluor Corp. (Engineering & Construction)	274	13,769
Ford Motor Co. (Auto Manufacturers)	16,303	175,420
Forest Laboratories, Inc.* (Pharmaceuticals)	1,096	33,165
Freeport-McMoRan Copper & Gold, Inc. (Mining)	4,110	151,207
Frontier Communications Corp. (Telecommunications)	4,247	21,872
GameStop Corp.—Class A* (Retail)	548	13,223
Gannett Co., Inc. (Media)	959	12,822
General Dynamics Corp. (Aerospace/Defense)	548	36,393
General Electric Co. (Miscellaneous Manufacturing)	45,347	812,165
General Mills, Inc. (Food)	959	38,753
Genuine Parts Co. (Distribution/Wholesale)	137	8,384
Genworth Financial, Inc.—Class A* (Insurance)	2,055	13,460
H & R Block, Inc. (Commercial Services)	1,233	20,135
Halliburton Co. (Oil & Gas Services)	1,644	56,734
Harley-Davidson, Inc. (Leisure Time)	548	21,301
Harman International Industries, Inc. (Home Furnishings)	274	10,423
Harris Corp. (Telecommunications)	548	19,750
Hartford Financial Services Group, Inc. (Insurance)	1,918	31,168
Hasbro, Inc. (Toys/Games/Hobbies)	137	4,369
HCP, Inc. (REIT)	959	39,731
Health Care REIT, Inc. (REIT)	411	22,412
Heinz (H.J.) Co. (Food)	274	14,807
Hess Corp. (Oil & Gas)	1,233	70,034
Hewlett-Packard Co. (Computers)	8,494	218,805
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,233	67,014
Hormel Foods Corp. (Food)	274	8,025
Hospira, Inc.* (Healthcare-Products)	685	20,803
Host Hotels & Resorts, Inc. (REIT)	3,014	44,517
Hudson City Bancorp, Inc. (Savings & Loans)	2,329	14,556
Humana, Inc. (Healthcare-Services)	274	24,005
Huntington Bancshares, Inc. (Banks)	3,699	20,308
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	822	38,396
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,370	41,744
Integrys Energy Group, Inc. (Electric)	274	14,845
Intel Corp. (Semiconductors)	10,686	259,136
International Game Technology (Entertainment)	1,233	21,208
International Paper Co. (Forest Products & Paper)	1,918	56,773
Invesco, Ltd. (Diversified Financial Services)	1,918	38,533
Iron Mountain, Inc. (Commercial Services)	411	12,659
J.C. Penney Co., Inc. (Retail)	548	19,262
J.P. Morgan Chase & Co. (Banks)	16,303	542,075
Jabil Circuit, Inc. (Electronics)	822	16,161
Jacobs Engineering Group, Inc.* (Engineering & Construction)	548	22,238
JDS Uniphase Corp.* (Telecommunications)	959	10,012
Johnson Controls, Inc. (Auto Parts & Equipment)	2,877	89,935
Juniper Networks, Inc.* (Telecommunications)	822	16,777
KeyCorp (Banks)	4,110	31,606
Kimco Realty Corp. (REIT)	1,781	28,923
Kohls Corp. (Retail)	411	20,283
Kraft Foods, Inc. (Food)	3,425	127,958
Kroger Co. (Food)	2,603	63,045
L-3 Communications Holdings, Inc. (Aerospace/Defense)	411	27,405
Legg Mason, Inc. (Diversified Financial Services)	548	13,179
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	548	12,626
Lennar Corp.—Class A (Home Builders)	685	13,460
Leucadia National Corp. (Holding Companies-Diversified)	822	18,692
Lexmark International, Inc.—Class A (Computers)	274	9,061
Lincoln National Corp. (Insurance)	1,233	23,945
Linear Technology Corp. (Semiconductors)	274	8,228
Loews Corp. (Insurance)	1,370	51,581
Lorillard, Inc. (Agriculture)	137	15,618
Lowe’s Cos., Inc. (Retail)	5,343	135,605
LSI Logic Corp.* (Semiconductors)	1,233	7,336
M&T Bank Corp. (Banks)	548	41,834
Macy’s, Inc. (Retail)	1,781	57,313
Marathon Oil Corp. (Oil & Gas)	3,014	88,220
Marathon Petroleum Corp. (Oil & Gas)	1,507	50,168
Marriott International, Inc.—Class A (Lodging)	685	19,991
Marsh & McLennan Cos., Inc. (Insurance)	2,329	73,643
Masco Corp. (Building Materials)	1,096	11,486

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Large-Cap Value  ::  11

Common Stocks, continued

	Shares	Value
Mattel, Inc. (Toys/Games/Hobbies)	822	$22,819
McCormick & Co., Inc. (Food)	137	6,908
McGraw-Hill Cos., Inc. (Media)	548	24,644
McKesson Corp. (Pharmaceuticals)	1,096	85,389
MeadWestvaco Corp. (Forest Products & Paper)	685	20,516
Medtronic, Inc. (Healthcare-Products)	1,644	62,883
Merck & Co., Inc. (Pharmaceuticals)	4,521	170,442
MetLife, Inc. (Insurance)	4,521	140,965
MetroPCS Communications, Inc.* (Telecommunications)	1,233	10,702
Micron Technology, Inc.* (Semiconductors)	4,247	26,714
Microsoft Corp. (Software)	13,837	359,209
Molex, Inc. (Electrical Components & Equipment)	548	13,075
Molson Coors Brewing Co.—Class B (Beverages)	685	29,825
Moody’s Corp. (Commercial Services)	411	13,842
Morgan Stanley Dean Witter & Co. (Banks)	6,439	97,422
Motorola Mobility Holdings, Inc.* (Telecommunications)	685	26,578
Motorola Solutions, Inc. (Telecommunications)	1,233	57,076
Murphy Oil Corp. (Oil & Gas)	822	45,818
Nabors Industries, Ltd.* (Oil & Gas)	1,233	21,380
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	548	13,431
National Oilwell Varco, Inc. (Oil & Gas Services)	548	37,259
Newell Rubbermaid, Inc. (Housewares)	1,233	19,913
Newfield Exploration Co.* (Oil & Gas)	137	5,169
News Corp.—Class A (Media)	9,453	168,642
NextEra Energy, Inc. (Electric)	822	50,043
NiSource, Inc. (Gas)	1,233	29,358
Noble Corp. (Oil & Gas)	1,096	33,121
Noble Energy, Inc. (Oil & Gas)	274	25,863
Nordstrom, Inc. (Retail)	137	6,810
Norfolk Southern Corp. (Transportation)	411	29,945
Northeast Utilities System (Electric)	822	29,650
Northern Trust Corp. (Banks)	1,096	43,467
Northrop Grumman Corp. (Aerospace/Defense)	1,096	64,094
Novellus Systems, Inc.* (Semiconductors)	137	5,657
NRG Energy, Inc.* (Electric)	959	17,377
Nucor Corp. (Iron/Steel)	1,370	54,211
NVIDIA Corp.* (Semiconductors)	1,781	24,685
NYSE Euronext (Diversified Financial Services)	1,096	28,606
Occidental Petroleum Corp. (Oil & Gas)	959	89,858
Omnicom Group, Inc. (Advertising)	548	24,430
ONEOK, Inc. (Pipelines)	137	11,877
Orchard Supply Hardware Stores Corp.— Class A* (Retail)	6	22
Owens-Illinois, Inc.* (Packaging & Containers)	685	13,275
PACCAR, Inc. (Auto Manufacturers)	1,507	56,467
Parker Hannifin Corp. (Miscellaneous Manufacturing)	274	20,893
Patterson Cos., Inc. (Healthcare-Products)	137	4,044
Paychex, Inc. (Commercial Services)	685	20,625
People’s United Financial, Inc. (Savings & Loans)	1,507	19,365
Pepco Holdings, Inc. (Electric)	959	19,468
PerkinElmer, Inc. (Electronics)	548	10,960
Pfizer, Inc. (Pharmaceuticals)	33,017	714,488
PG&E Corp. (Electric)	1,781	73,413
Pinnacle West Capital Corp. (Electric)	411	19,802
Pitney Bowes, Inc. (Office/Business Equipment)	822	15,240
Plum Creek Timber Co., Inc. (Forest Products & Paper)	411	15,026
PNC Financial Services Group (Banks)	2,192	126,413
PPL Corp. (Electric)	2,466	72,550
Precision Castparts Corp. (Metal Fabricate/Hardware)	274	45,152
Principal Financial Group, Inc. (Insurance)	1,370	33,702
Procter & Gamble Co. (Cosmetics/Personal Care)	3,014	201,064
Progress Energy, Inc. (Electric)	548	30,699
Progressive Corp. (Insurance)	2,603	50,785
Prologis, Inc. (REIT)	1,233	35,251
Prudential Financial, Inc. (Insurance)	2,055	102,997
Public Service Enterprise Group, Inc. (Electric)	2,192	72,358
Public Storage, Inc. (REIT)	137	18,421
PulteGroup, Inc.* (Home Builders)	822	5,187
QEP Resources, Inc. (Oil & Gas)	822	24,085
Quanta Services, Inc.* (Commercial Services)	959	20,657
R.R. Donnelley & Sons Co. (Commercial Services)	822	11,861
Range Resources Corp. (Oil & Gas)	137	8,486
Raytheon Co. (Aerospace/Defense)	685	33,140
Regions Financial Corp. (Banks)	5,343	22,975
Republic Services, Inc. (Environmental Control)	1,370	37,744
Reynolds American, Inc. (Agriculture)	685	28,373
Robert Half International, Inc. (Commercial Services)	411	11,697
Rockwell Collins, Inc. (Aerospace/Defense)	137	7,586
Rowan Cos., Inc.* (Oil & Gas)	548	16,621
Ryder System, Inc. (Transportation)	274	14,560
Safeway, Inc. (Food)	1,507	31,707
SAIC, Inc.* (Commercial Services)	1,233	15,154
Sara Lee Corp. (Food)	1,644	31,104
SCANA Corp. (Electric)	548	24,693
Sealed Air Corp. (Packaging & Containers)	685	11,789
Sears Holdings Corp.* (Retail)	137	4,354
Sempra Energy (Gas)	1,096	60,280
Simon Property Group, Inc. (REIT)	411	52,994
SLM Corp. (Diversified Financial Services)	2,192	29,373
Snap-on, Inc. (Hand/Machine Tools)	137	6,935
Southern Co. (Electric)	1,507	69,759
Southwest Airlines Co. (Airlines)	3,288	28,145
Spectra Energy Corp. (Pipelines)	1,507	46,340
Sprint Nextel Corp.* (Telecommunications)	12,878	30,135
Stanley Black & Decker, Inc. (Hand/Machine Tools)	274	18,522
Staples, Inc. (Retail)	3,014	41,864
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	411	19,716
State Street Corp. (Banks)	2,055	82,837
Sunoco, Inc. (Oil & Gas)	411	16,859
SunTrust Banks, Inc. (Banks)	2,329	41,223
SuperValu, Inc. (Food)	959	7,787
Symantec Corp.* (Internet)	1,918	30,017
Sysco Corp. (Food)	2,466	72,328
Target Corp. (Retail)	1,096	56,137
TE Connectivity, Ltd. (Electronics)	1,781	54,873
TECO Energy, Inc. (Electric)	959	18,355
Tenet Healthcare Corp.* (Healthcare-Services)	1,918	9,839

See accompanying notes to the financial statements.

12  ::  ProFund VP Large-Cap Value  ::  Financial Statements

Common Stocks, continued

	Shares	Value
Teradyne, Inc.* (Semiconductors)	274	$3,735
Tesoro Petroleum Corp.* (Oil & Gas)	548	12,801
Texas Instruments, Inc. (Semiconductors)	2,055	59,821
Textron, Inc. (Miscellaneous Manufacturing)	1,233	22,798
The AES Corp.* (Electric)	2,740	32,442
The Charles Schwab Corp. (Diversified Financial Services)	4,658	52,449
The Dow Chemical Co. (Chemicals)	5,069	145,784
The Gap, Inc. (Retail)	1,507	27,955
The Goldman Sachs Group, Inc. (Banks)	2,055	185,834
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,096	15,530
The Home Depot, Inc. (Retail)	3,562	149,746
The Interpublic Group of Cos., Inc. (Advertising)	1,918	18,662
The JM Smucker Co. (Food)	137	10,709
The Limited, Inc. (Retail)	274	11,056
The Mosaic Co. (Chemicals)	411	20,727
The Travelers Cos., Inc. (Insurance)	822	48,638
The Williams Cos., Inc. (Pipelines)	1,507	49,761
Thermo Fisher Scientific, Inc.* (Electronics)	685	30,804
Time Warner Cable, Inc. (Media)	411	26,127
Time Warner, Inc. (Media)	4,247	153,487
Titanium Metals Corp. (Mining)	411	6,157
Torchmark Corp. (Insurance)	411	17,833
Total System Services, Inc. (Commercial Services)	685	13,399
TripAdvisor, Inc.* (Internet)	137	3,454
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,918	89,590
Tyson Foods, Inc.—Class A (Food)	1,233	25,449
U.S. Bancorp (Banks)	8,220	222,351
United States Steel Corp. (Iron/Steel)	685	18,125
United Technologies Corp. (Aerospace/Defense)	1,096	80,107
UnumProvident Corp. (Insurance)	1,233	25,979
Urban Outfitters, Inc.* (Retail)	137	3,776
Valero Energy Corp. (Oil & Gas)	2,466	51,909
VeriSign, Inc. (Internet)	411	14,681
Verizon Communications, Inc. (Telecommunications)	5,617	225,354
Vornado Realty Trust (REIT)	411	31,589
Vulcan Materials Co. (Mining)	548	21,564
Wal-Mart Stores, Inc. (Retail)	2,740	163,742
Walgreen Co. (Retail)	3,836	126,818
Walt Disney Co. (Media)	7,672	287,700
Waste Management, Inc. (Environmental Control)	1,918	62,738
WellPoint, Inc. (Healthcare-Services)	685	45,381
Wells Fargo & Co. (Banks)	22,605	622,994
Western Digital Corp.* (Computers)	959	29,681
Western Union Co. (Commercial Services)	1,370	25,016
Weyerhaeuser Co. (REIT)	2,329	43,482
Whirlpool Corp. (Home Furnishings)	274	13,001
Whole Foods Market, Inc. (Food)	137	9,532
Windstream Corp. (Telecommunications)	2,466	28,951
Wisconsin Energy Corp. (Electric)	959	33,527
Wyndham Worldwide Corp. (Lodging)	685	25,914
Xcel Energy, Inc. (Electric)	2,055	56,800
Xerox Corp. (Office/Business Equipment)	5,891	46,892
XL Group PLC (Insurance)	1,370	27,085
Xylem, Inc. (Machinery-Diversified)	822	21,117
Yahoo!, Inc.* (Internet)	5,343	86,183
Zions Bancorp (Banks)	822	13,382
TOTAL COMMON STOCKS (Cost $17,181,657)		22,288,615

Preferred Stock(NM)
Orchard Supply Hardware Stores Corp.—Series A (Retail)	6	22
TOTAL PREFERRED STOCKS (Cost $—)		22

Rights/Warrants(NM)
American International Group, Inc.* (Insurance)	1	5
TOTAL RIGHTS/WARRANTS (Cost $14)		5
TOTAL INVESTMENT SECURITIES (Cost $17,181,671)—99.9%		22,288,642
Net other assets (liabilities)—0.1%		13,295
NET ASSETS—100.0%		$22,301,937

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$43,092	0.2%
Aerospace/Defense	339,166	1.5%
Agriculture	300,941	1.3%
Airlines	28,145	0.1%
Auto Manufacturers	231,887	1.0%
Auto Parts & Equipment	114,197	0.5%
Banks	3,009,701	13.4%
Beverages	130,622	0.6%
Building Materials	11,486	0.1%
Chemicals	267,699	1.2%
Coal	29,648	0.1%
Commercial Services	175,660	0.8%
Computers	492,030	2.2%
Cosmetics/Personal Care	232,178	1.0%
Distribution/Wholesale	26,308	0.1%
Diversified Financial Services	444,799	2.0%
Electric	1,368,469	6.1%
Electrical Components & Equipment	57,755	0.3%
Electronics	130,589	0.6%
Engineering & Construction	36,007	0.2%
Entertainment	21,208	0.1%
Environmental Control	100,482	0.5%
Food	517,998	2.3%
Forest Products & Paper	92,315	0.4%
Gas	148,606	0.7%
Hand/Machine Tools	25,457	0.1%
Healthcare-Products	180,003	0.8%
Healthcare-Services	180,714	0.8%
Holding Companies-Diversified	18,692	0.1%
Home Builders	34,195	0.2%

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Large-Cap Value  ::  13

	Value	% of Net Assets
Home Furnishings	$23,424	0.1%
Household Products/Wares	20,906	0.1%
Housewares	19,913	0.1%
Insurance	1,521,868	6.7%
Internet	192,329	0.9%
Iron/Steel	91,982	0.4%
Leisure Time	83,905	0.4%
Lodging	65,621	0.3%
Machinery-Construction & Mining	86,885	0.4%
Machinery-Diversified	45,234	0.2%
Media	1,041,244	4.7%
Metal Fabricate/Hardware	45,152	0.2%
Mining	218,035	1.0%
Miscellaneous Manufacturing	1,277,368	5.7%
Office/Business Equipment	62,132	0.3%
Oil & Gas	2,377,149	10.6%
Oil & Gas Services	127,311	0.6%
Packaging & Containers	47,212	0.2%
Pharmaceuticals	1,263,765	5.7%
Pipelines	155,299	0.7%
REIT	392,218	1.8%
Real Estate	20,851	0.1%
Retail	1,230,124	5.5%
Savings & Loans	33,921	0.2%
Semiconductors	488,393	2.2%
Software	487,792	2.2%
Telecommunications	1,817,879	8.1%
Textiles	14,307	0.1%
Toys/Games/Hobbies	27,188	0.1%
Transportation	219,186	1.0%
Other**	13,295	0.1%
Total	$22,301,937	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

14  ::  ProFund VP Large-Cap Value  ::  Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$17,181,671
Securities, at value	22,288,642
Total Investment Securities, at value	22,288,642
Dividends receivable	40,368
Receivable for investments sold	333,475
Prepaid expenses	118
TOTAL ASSETS	22,662,603

LIABILITIES:
Cash overdraft	100,460
Payable for capital shares redeemed	212,624
Advisory fees payable	13,429
Management services fees payable	1,791
Administration fees payable	865
Administrative services fees payable	6,554
Distribution fees payable	5,903
Trustee fees payable	2
Transfer agency fees payable	1,395
Fund accounting fees payable	1,930
Compliance services fees payable	153
Other accrued expenses	15,560
TOTAL LIABILITIES	360,666
NET ASSETS	$22,301,937

NET ASSETS CONSIST OF:
Capital	$33,155,190
Accumulated net investment income (loss)	206,852
Accumulated net realized gains (losses) on investments	(16,167,076)
Net unrealized appreciation (depreciation) on investments	5,106,971
NET ASSETS	$22,301,937

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	936,172
Net Asset Value (offering and redemption price per share)	$23.82

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$665,391
Interest	33
TOTAL INVESTMENT INCOME	665,424

EXPENSES:
Advisory fees	204,694
Management services fees	27,292
Administration fees	11,760
Transfer agency fees	17,452
Administrative services fees	88,440
Distribution fees	68,231
Custody fees	34,249
Fund accounting fees	25,816
Trustee fees	633
Compliance services fees	268
Other fees	26,881
Total Gross Expenses before reductions	505,716
Less Expenses reduced by the Advisor	(47,201)
TOTAL NET EXPENSES	458,515
NET INVESTMENT INCOME (LOSS)	206,909

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	434,875
Change in net unrealized appreciation/depreciation on investments	(1,598,249)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,163,374)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(956,465)

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Large-Cap Value  ::  15

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$206,909	$234,286
Net realized gains (losses) on investments	434,875	3,057,123
Change in net unrealized appreciation/depreciation on investments	(1,598,249)	191,494
Change in net assets resulting from operations	(956,465)	3,482,903
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(229,358)	(379,799)
Change in net assets resulting from distributions	(229,358)	(379,799)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	75,061,762	109,648,222
Dividends reinvested	229,358	379,799
Value of shares redeemed	(85,728,322)	(108,738,470)
Change in net assets resulting from capital transactions	(10,437,202)	1,289,551
Change in net assets	(11,623,025)	4,392,655
NET ASSETS:
Beginning of period	33,924,962	29,532,307
End of period	$22,301,937	$33,924,962
Accumulated net investment income (loss)	$206,852	$234,226
SHARE TRANSACTIONS:
Issued	3,053,230	4,906,966
Reinvested	8,980	16,865
Redeemed	(3,521,698)	(4,886,708)
Change in shares	(459,488)	37,123

See accompanying notes to the financial statements.

16  ::  ProFund VP Large-Cap Value  ::  Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$24.31	$21.74	$18.52	$37.43	$40.02

Investment Activities:
Net investment income (loss)(a)	0.18	0.16	0.24	0.49	0.32
Net realized and unrealized gains (losses) on investments	(0.48)	2.63	3.35	(14.16)	(0.16)
Total income (loss) from investment activities	(0.30)	2.79	3.59	(13.67)	0.16

Distributions to Shareholders From:
Net investment income	(0.19)	(0.22)	(0.37)	(0.62)	(0.28)
Net realized gains on investments	—	—	—	(4.62)	(2.47)
Total distributions	(0.19)	(0.22)	(0.37)	(5.24)	(2.75)

Net Asset Value, End of Period	$23.82	$24.31	$21.74	$18.52	$37.43

Total Return	(1.28)%	12.89%	19.47%	(40.46)%	0.15%

Ratios to Average Net Assets:
Gross expenses	1.85%	1.88%	1.89%	1.82%	1.72%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	0.76%	0.72%	1.26%	1.69%	0.77%

Supplemental Data:
Net assets, end of period (000’s)	$22,302	$33,925	$29,532	$33,194	$70,937
Portfolio turnover rate(b)	276%	329%	217%	304%	250%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Large-Cap Growth :: 17

ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Growth Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 3.13%. For the same period, the Index had a total return of 4.67%(1) and a volatility of 22.46%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P 500 that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from May 3, 2004 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Large-Cap Growth	3.13%	0.87%	2.53%
S&P 500 Growth Index	4.67%	2.40%	4.25%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Growth	1.83%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.2%
Exxon Mobil Corp.	4.2%
International Business Machines Corp.	3.5%
Johnson & Johnson	2.9%
Coca-Cola Co.	2.6%

S&P 500 Growth Index — Composition

% of Index
Consumer Non-Cyclical	30%
Technology	20%
Energy	13%
Industrial	11%
Consumer Cyclical	9%
Communications	8%
Basic Materials	4%
Financial	4%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)      The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)      1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)      Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: ProFund VP Large-Cap Growth :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (100.0%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,688	$219,690
Abbott Laboratories (Pharmaceuticals)	7,560	425,099
Accenture PLC—Class A (Computers)	2,352	125,197
Adobe Systems, Inc.* (Software)	1,008	28,496
Aetna, Inc. (Healthcare-Services)	1,008	42,528
AFLAC, Inc. (Insurance)	2,184	94,480
Agilent Technologies, Inc.* (Electronics)	1,176	41,078
Air Products & Chemicals, Inc. (Chemicals)	672	57,248
Airgas, Inc. (Chemicals)	168	13,117
Akamai Technologies, Inc.* (Internet)	840	27,115
Allergan, Inc. (Pharmaceuticals)	1,512	132,663
Altera Corp. (Semiconductors)	1,512	56,095
Altria Group, Inc. (Agriculture)	3,360	99,624
Amazon.com, Inc.* (Internet)	1,680	290,808
American Express Co. (Diversified Financial Services)	2,856	134,718
American Tower Corp. (Telecommunications)	1,848	110,899
Amgen, Inc. (Biotechnology)	3,864	248,107
Amphenol Corp.—Class A (Electronics)	840	38,128
Anadarko Petroleum Corp. (Oil & Gas)	1,176	89,764
Analog Devices, Inc. (Semiconductors)	840	30,055
AON Corp. (Insurance)	1,008	47,174
Apache Corp. (Oil & Gas)	1,344	121,740
Apartment Investment and Management Co.—Class A (REIT)	168	3,849
Apollo Group, Inc.—Class A* (Commercial Services)	504	27,150
Apple Computer, Inc.* (Computers)	4,536	1,837,080
Autodesk, Inc.* (Software)	504	15,286
Automatic Data Processing, Inc. (Commercial Services)	2,352	127,032
AutoZone, Inc.* (Retail)	168	54,595
AvalonBay Communities, Inc. (REIT)	336	43,882
Baker Hughes, Inc. (Oil & Gas Services)	1,344	65,372
Ball Corp. (Packaging & Containers)	504	17,998
Bard (C.R.), Inc. (Healthcare-Products)	336	28,728
Baxter International, Inc. (Healthcare-Products)	2,688	133,002
Becton, Dickinson & Co. (Healthcare-Products)	1,008	75,318
Bed Bath & Beyond, Inc.* (Retail)	1,176	68,173
Big Lots, Inc.* (Retail)	168	6,344
Biogen Idec, Inc.* (Biotechnology)	1,176	129,419
BlackRock, Inc. (Diversified Financial Services)	504	89,833
BMC Software, Inc.* (Software)	672	22,028
Boeing Co. (Aerospace/Defense)	2,184	160,196
BorgWarner, Inc.* (Auto Parts & Equipment)	336	21,417
Boston Properties, Inc. (REIT)	336	33,466
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,040	177,610
Broadcom Corp.—Class A (Semiconductors)	2,352	69,055
Brown-Forman Corp. (Beverages)	504	40,577
C.H. Robinson Worldwide, Inc. (Transportation)	840	58,615
Cabot Oil & Gas Corp. (Oil & Gas)	504	38,254
Cameron International Corp.* (Oil & Gas Services)	1,176	57,847
Campbell Soup Co. (Food)	504	16,753
Caterpillar, Inc. (Machinery-Construction & Mining)	2,016	182,650
Celgene Corp.* (Biotechnology)	2,184	147,638
Cerner Corp.* (Software)	672	41,160
CF Industries Holdings, Inc. (Chemicals)	336	48,713
Chevron Corp. (Oil & Gas)	5,208	554,131
Chipotle Mexican Grill, Inc.* (Retail)	168	56,740
Chubb Corp. (Insurance)	840	58,145
Citrix Systems, Inc.* (Software)	840	51,005
Cliffs Natural Resources, Inc. (Iron/Steel)	672	41,899
Clorox Co. (Household Products/Wares)	504	33,546
Coach, Inc. (Apparel)	1,344	82,038
Coca-Cola Co. (Beverages)	10,920	764,072
Cognizant Technology Solutions Corp.* (Computers)	1,512	97,237
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,352	217,301
CONSOL Energy, Inc. (Coal)	840	30,828
Consolidated Edison, Inc. (Electric)	672	41,684
Cooper Industries PLC (Miscellaneous Manufacturing)	504	27,292
Costco Wholesale Corp. (Retail)	1,176	97,984
Covidien PLC (Healthcare-Products)	1,680	75,617
CSX Corp. (Transportation)	2,352	49,533
Cummins, Inc. (Machinery-Diversified)	672	59,149
Danaher Corp. (Miscellaneous Manufacturing)	2,184	102,735
Darden Restaurants, Inc. (Retail)	504	22,972
DaVita, Inc.* (Healthcare-Services)	504	38,208
Deere & Co. (Machinery-Diversified)	2,016	155,938
DENTSPLY International, Inc. (Healthcare-Products)	336	11,757
DeVry, Inc. (Commercial Services)	336	12,923
Diamond Offshore Drilling, Inc. (Oil & Gas)	336	18,567
DIRECTV—Class A* (Media)	3,360	143,674
Discovery Communications, Inc.—Class A* (Media)	1,344	55,064
Dollar Tree, Inc.* (Retail)	504	41,887
Dominion Resources, Inc. (Electric)	1,848	98,092
Dover Corp. (Miscellaneous Manufacturing)	672	39,010
Dr. Pepper Snapple Group, Inc. (Beverages)	504	19,898
Dun & Bradstreet Corp. (Software)	168	12,571
E.I. du Pont de Nemours & Co. (Chemicals)	3,024	138,439
Eastman Chemical Co. (Chemicals)	336	13,124
eBay, Inc.* (Internet)	3,528	107,004
Ecolab, Inc. (Chemicals)	1,512	87,409
Edwards Lifesciences Corp.* (Healthcare-Products)	504	35,633
El Paso Corp. (Pipelines)	1,848	49,101
Electronic Arts, Inc.* (Software)	840	17,304
Eli Lilly & Co. (Pharmaceuticals)	3,528	146,624
EMC Corp.* (Computers)	5,376	115,799
Emerson Electric Co. (Electrical Components & Equipment)	2,520	117,407
EOG Resources, Inc. (Oil & Gas)	1,344	132,397
EQT Corp. (Oil & Gas)	504	27,614
Equifax, Inc. (Commercial Services)	336	13,017
Equity Residential (REIT)	1,008	57,486
Expedia, Inc. (Internet)	168	4,875
Expeditors International of Washington, Inc. (Transportation)	672	27,525
Express Scripts, Inc.* (Pharmaceuticals)	2,352	105,111
Exxon Mobil Corp. (Oil & Gas)	14,784	1,253,092

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 19

Common Stocks, continued

	Shares		Value
F5 Networks, Inc.* (Internet)	336		$35,656
Family Dollar Stores, Inc. (Retail)	504		29,061
Fastenal Co. (Distribution/Wholesale)	1,008		43,959
First Horizon National Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Energy-Alternate Sources)	336		11,343
Fiserv, Inc.* (Software)	672		39,473
FLIR Systems, Inc. (Electronics)	504		12,635
Flowserve Corp. (Machinery-Diversified)	168		16,686
Fluor Corp. (Engineering & Construction)	504		25,326
FMC Corp. (Chemicals)	336		28,909
FMC Technologies, Inc.* (Oil & Gas Services)	1,176		61,423
Franklin Resources, Inc. (Diversified Financial Services)	672		64,552
General Dynamics Corp. (Aerospace/Defense)	1,008		66,941
General Mills, Inc. (Food)	2,016		81,467
Genuine Parts Co. (Distribution/Wholesale)	504		30,845
Gilead Sciences, Inc.* (Biotechnology)	3,696		151,277
Goodrich Corp. (Aerospace/Defense)	672		83,126
Google, Inc.—Class A* (Internet)	1,176		759,578
Halliburton Co. (Oil & Gas Services)	2,520		86,965
Harley-Davidson, Inc. (Leisure Time)	504		19,590
Hasbro, Inc. (Toys/Games/Hobbies)	336		10,715
HCP, Inc. (REIT)	840		34,801
Health Care REIT, Inc. (REIT)	504		27,483
Heinz (H.J.) Co. (Food)	1,176		63,551
Helmerich & Payne, Inc. (Oil & Gas)	504		29,413
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,352		127,831
Hormel Foods Corp. (Food)	336		9,841
Humana, Inc. (Healthcare-Services)	504		44,155
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,344		62,778
Intel Corp. (Semiconductors)	12,600		305,550
IntercontinentalExchange, Inc.* (Diversified Financial Services)	336		40,505
International Business Machines Corp. (Computers)	5,712		1,050,323
International Flavors & Fragrances, Inc. (Chemicals)	336		17,613
Intuit, Inc. (Software)	1,512		79,516
Intuitive Surgical, Inc.* (Healthcare-Products)	168		77,786
Iron Mountain, Inc. (Commercial Services)	504		15,523
Johnson & Johnson (Healthcare-Products)	13,272		870,378
Joy Global, Inc. (Machinery-Construction & Mining)	504		37,785
Juniper Networks, Inc.* (Telecommunications)	1,680		34,289
Kellogg Co. (Food)	1,176		59,470
Kimberly-Clark Corp. (Household Products/Wares)	1,848		135,939
KLA-Tencor Corp. (Semiconductors)	840		40,530
Kohls Corp. (Retail)	840		41,454
Kraft Foods, Inc. (Food)	4,536		169,465
Laboratory Corp. of America Holdings* (Healthcare-Services)	504		43,329
Life Technologies Corp.* (Biotechnology)	840		32,684
Linear Technology Corp. (Semiconductors)	672		20,180
Lockheed Martin Corp. (Aerospace/Defense)	1,344		108,730
Lorillard, Inc. (Agriculture)	504		57,456
LSI Logic Corp.* (Semiconductors)	1,344		7,997
Marriott International, Inc.—Class A (Lodging)	504		14,711
Masco Corp. (Building Materials)	504		5,282
MasterCard, Inc.—Class A (Commercial Services)	504		187,901
Mattel, Inc. (Toys/Games/Hobbies)	672		18,655
McCormick & Co., Inc. (Food)	504		25,412
McDonald’s Corp. (Retail)	4,872		488,808
McGraw-Hill Cos., Inc. (Media)	840		37,775
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,008		69,280
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,848		103,303
Medtronic, Inc. (Healthcare-Products)	3,360		128,520
Merck & Co., Inc. (Pharmaceuticals)	9,576		361,015
Microchip Technology, Inc. (Semiconductors)	840		30,769
Microsoft Corp. (Software)	20,664		536,437
Monsanto Co. (Chemicals)	2,520		176,576
Moody’s Corp. (Commercial Services)	504		16,975
Motorola Mobility Holdings, Inc.* (Telecommunications)	504		19,555
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,016		43,263
National Oilwell Varco, Inc. (Oil & Gas Services)	1,512		102,801
NetApp, Inc.* (Computers)	1,680		60,934
Netflix, Inc.* (Internet)	336		23,281
Newfield Exploration Co.* (Oil & Gas)	504		19,016
Newmont Mining Corp. (Mining)	2,352		141,144
NextEra Energy, Inc. (Electric)	1,176		71,595
NIKE, Inc.—Class B (Apparel)	1,848		178,092
Noble Energy, Inc. (Oil & Gas)	504		47,573
Nordstrom, Inc. (Retail)	504		25,054
Norfolk Southern Corp. (Transportation)	1,176		85,683
Novellus Systems, Inc.* (Semiconductors)	168		6,937
NVIDIA Corp.* (Semiconductors)	1,008		13,971
O’Reilly Automotive, Inc.* (Retail)	672		53,726
Occidental Petroleum Corp. (Oil & Gas)	2,856		267,607
Omnicom Group, Inc. (Advertising)	840		37,447
ONEOK, Inc. (Pipelines)	336		29,128
Oracle Corp. (Software)	18,984		486,940
Pall Corp. (Miscellaneous Manufacturing)	504		28,804
Parker Hannifin Corp. (Miscellaneous Manufacturing)	504		38,430
Patterson Cos., Inc. (Healthcare-Products)	168		4,959
Paychex, Inc. (Commercial Services)	840		25,292
Peabody Energy Corp. (Coal)	1,344		44,500
PepsiCo, Inc. (Beverages)	7,560		501,606
Perrigo Co. (Pharmaceuticals)	504		49,039
Philip Morris International, Inc. (Agriculture)	8,400		659,232
Pioneer Natural Resources Co. (Oil & Gas)	672		60,131
Plum Creek Timber Co., Inc. (Forest Products & Paper)	336		12,284
PPG Industries, Inc. (Chemicals)	672		56,105
Praxair, Inc. (Chemicals)	1,512		161,633
Precision Castparts Corp. (Metal Fabricate/Hardware)	504		83,054
Priceline.com, Inc.* (Internet)	168		78,575
Procter & Gamble Co. (Cosmetics/Personal Care)	9,912		661,230
Progress Energy, Inc. (Electric)	840		47,057
Prologis, Inc. (REIT)	840		24,016
Public Storage, Inc. (REIT)	504		67,768
PulteGroup, Inc.* (Home Builders)	672		4,240
Qualcomm, Inc. (Telecommunications)	8,064		441,101
Quest Diagnostics, Inc. (Healthcare-Services)	840		48,770

See accompanying notes to the financial statements.

20 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Ralph Lauren Corp. (Apparel)	336	$46,395
Range Resources Corp. (Oil & Gas)	504	31,218
Raytheon Co. (Aerospace/Defense)	1,008	48,767
Red Hat, Inc.* (Software)	1,008	41,620
Reynolds American, Inc. (Agriculture)	840	34,793
Robert Half International, Inc. (Commercial Services)	168	4,781
Rockwell Automation, Inc. (Machinery-Diversified)	672	49,305
Rockwell Collins, Inc. (Aerospace/Defense)	504	27,906
Roper Industries, Inc. (Machinery-Diversified)	504	43,782
Ross Stores, Inc. (Retail)	1,176	55,895
Salesforce.com, Inc.* (Software)	672	68,181
SanDisk Corp.* (Computers)	1,176	57,871
Sara Lee Corp. (Food)	1,008	19,071
Schlumberger, Ltd. (Oil & Gas Services)	6,552	447,567
Scripps Networks Interactive—Class A (Media)	504	21,380
Sherwin-Williams Co. (Chemicals)	336	29,995
Sigma-Aldrich Corp. (Chemicals)	504	31,480
Simon Property Group, Inc. (REIT)	1,008	129,972
Snap-on, Inc. (Hand/Machine Tools)	168	8,504
Southern Co. (Electric)	2,520	116,651
Southwestern Energy Co.* (Oil & Gas)	1,680	53,659
Spectra Energy Corp. (Pipelines)	1,344	41,328
St. Jude Medical, Inc. (Healthcare-Products)	1,512	51,862
Stanley Black & Decker, Inc. (Hand/Machine Tools)	504	34,070
Starbucks Corp. (Retail)	3,528	162,323
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	504	24,177
Stericycle, Inc.* (Environmental Control)	336	26,181
Stryker Corp. (Healthcare-Products)	1,512	75,162
Symantec Corp.* (Internet)	1,512	23,663
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,176	66,973
Target Corp. (Retail)	2,016	103,260
Teradata Corp.* (Computers)	840	40,748
Teradyne, Inc.* (Semiconductors)	504	6,870
Texas Instruments, Inc. (Semiconductors)	3,192	92,919
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	504	56,609
The Hershey Co. (Food)	672	41,516
The Home Depot, Inc. (Retail)	3,360	141,254
The JM Smucker Co. (Food)	336	26,265
The Limited, Inc. (Retail)	840	33,894
The Mosaic Co. (Chemicals)	840	42,361
The Travelers Cos., Inc. (Insurance)	1,008	59,643
The Williams Cos., Inc. (Pipelines)	1,176	38,832
Thermo Fisher Scientific, Inc.* (Electronics)	1,176	52,885
Tiffany & Co. (Retail)	672	44,527
Time Warner Cable, Inc. (Media)	1,008	64,079
TJX Cos., Inc. (Retail)	1,848	119,288
TripAdvisor, Inc.* (Internet)	336	8,471
Union Pacific Corp. (Transportation)	2,352	249,171
United Parcel Service, Inc.—Class B (Transportation)	4,704	344,286
United Technologies Corp. (Aerospace/Defense)	3,192	233,303
UnitedHealth Group, Inc. (Healthcare-Services)	5,208	263,941
Urban Outfitters, Inc.* (Retail)	336	9,260
V.F. Corp. (Apparel)	504	64,003
Varian Medical Systems, Inc.* (Healthcare-Products)	504	33,834
Ventas, Inc. (REIT)	1,344	74,095
VeriSign, Inc. (Internet)	336	12,002
Verizon Communications, Inc. (Telecommunications)	7,392	296,567
Viacom, Inc.—Class B (Media)	2,688	122,062
Visa, Inc.—Class A (Commercial Services)	2,520	255,856
Vornado Realty Trust (REIT)	504	38,737
W.W. Grainger, Inc. (Distribution/Wholesale)	336	62,896
Wal-Mart Stores, Inc. (Retail)	5,376	321,270
Waters Corp.* (Electronics)	504	37,321
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	672	40,548
WellPoint, Inc. (Healthcare-Services)	840	55,650
Western Union Co. (Commercial Services)	1,344	24,541
Whole Foods Market, Inc. (Food)	504	35,068
Wynn Resorts, Ltd. (Lodging)	336	37,125
Xilinx, Inc. (Semiconductors)	1,344	43,089
YUM! Brands, Inc. (Retail)	2,184	128,878
Zimmer Holdings, Inc.* (Healthcare-Products)	840	44,873
TOTAL COMMON STOCKS (Cost $21,031,535)		29,868,524

Repurchase Agreements(c) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $62,000	$62,000	$62,000
TOTAL REPURCHASE AGREEMENTS (Cost $62,000)		62,000
TOTAL INVESTMENT SECURITIES (Cost $21,093,535)—100.2%		29,930,524
Net other assets (liabilities)—(0.2)%		(71,497)
NET ASSETS—100.0%		$29,859,027

*       Non-income producing security

(a)     Number of shares is less than 0.50.

(b)     Amount is less that $0.50.

(c)     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2011:

	Value		% of Net Assets
Advertising	$37,447		0.1%
Aerospace/Defense	728,969		2.4%
Agriculture	851,105		2.9%
Apparel	370,528		1.2%
Auto Parts & Equipment	21,417		0.1%
Banks	—	(a)	NM
Beverages	1,326,153		4.4%
Biotechnology	709,125		2.4%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 21

	Value	% of Net Assets
Building Materials	$5,282	NM
Chemicals	902,722	3.0%
Coal	75,328	0.3%
Commercial Services	710,991	2.4%
Computers	3,385,189	11.3%
Cosmetics/Personal Care	935,140	3.1%
Distribution/Wholesale	137,700	0.5%
Diversified Financial Services	396,581	1.3%
Electric	375,079	1.3%
Electrical Components & Equipment	117,407	0.4%
Electronics	182,047	0.6%
Energy-Alternate Sources	11,343	NM
Engineering & Construction	25,326	0.1%
Environmental Control	26,181	0.1%
Food	547,879	1.8%
Forest Products & Paper	12,284	NM
Hand/Machine Tools	42,574	0.1%
Healthcare-Products	1,647,429	5.5%
Healthcare-Services	536,581	1.8%
Home Builders	4,240	NM
Household Products/Wares	169,485	0.6%
Insurance	259,442	0.9%
Internet	1,371,028	4.6%
Iron/Steel	41,899	0.1%
Leisure Time	19,590	0.1%
Lodging	76,013	0.3%
Machinery-Construction & Mining	220,435	0.7%
Machinery-Diversified	324,860	1.1%
Media	444,034	1.5%
Metal Fabricate/Hardware	83,054	0.3%
Mining	141,144	0.5%
Miscellaneous Manufacturing	646,570	2.2%
Oil & Gas	2,744,176	9.2%
Oil & Gas Services	821,975	2.8%
Packaging & Containers	17,998	0.1%
Pharmaceuticals	1,653,555	5.5%
Pipelines	158,389	0.5%
REIT	535,555	1.8%
Retail	2,106,647	7.1%
Semiconductors	724,017	2.4%
Software	1,440,017	4.8%
Telecommunications	902,411	3.0%
Toys/Games/Hobbies	29,370	0.1%
Transportation	814,813	2.7%
Other**	(9,497)	NM
Total	$29,859,027	100.0%

(a)	Amount is less that $0.50.
**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

22 :: ProFund VP Large-Cap Growth :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$21,093,535
Securities, at value	29,868,524
Repurchase agreements, at value	62,000
Total Investment Securities, at value	29,930,524
Cash	544
Dividends receivable	37,196
Receivable for capital shares issued	5,296
Prepaid expenses	119
TOTAL ASSETS	29,973,679

LIABILITIES:
Payable for capital shares redeemed	61,091
Advisory fees payable	12,363
Management services fees payable	1,648
Administration fees payable	1,129
Administrative services fees payable	9,441
Distribution fees payable	7,131
Trustee fees payable	2
Transfer agency fees payable	1,820
Fund accounting fees payable	2,519
Compliance services fees payable	183
Other accrued expenses	17,325
TOTAL LIABILITIES	114,652
NET ASSETS	$29,859,027

NET ASSETS CONSIST OF:
Capital	$31,329,804
Accumulated net investment income (loss)	29,815
Accumulated net realized gains (losses) on investments	(10,337,581)
Net unrealized appreciation (depreciation) on investments	8,836,989
NET ASSETS	$29,859,027
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	862,873
Net Asset Value (offering and redemption price per share)	$34.60

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$567,160
Interest	27
TOTAL INVESTMENT INCOME	567,187

EXPENSES:
Advisory fees	241,254
Management services fees	32,167
Administration fees	13,796
Transfer agency fees	20,554
Administrative services fees	108,407
Distribution fees	80,418
Custody fees	28,703
Fund accounting fees	29,924
Trustee fees	705
Compliance services fees	336
Other fees	34,793
Total Gross Expenses before reductions	591,057
Less Expenses reduced by the Advisor	(50,648)
TOTAL NET EXPENSES	540,409
NET INVESTMENT INCOME (LOSS)	26,778

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,702,321
Change in net unrealized appreciation/depreciation on investments	(2,380,387)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(678,066)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(651,288)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 23

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$26,778	$(4,972)
Net realized gains (losses) on investments	1,702,321	3,943,386
Change in net unrealized appreciation/depreciation on investments	(2,380,387)	(325,364)
Change in net assets resulting from operations	(651,288)	3,613,050
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(25,501)
Change in net assets resulting from distributions	—	(25,501)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	90,258,180	75,075,567
Dividends reinvested	—	25,501
Value of shares redeemed	(96,011,387)	(86,683,289)
Change in net assets resulting from capital transactions	(5,753,207)	(11,582,221)
Change in net assets	(6,404,495)	(7,994,672)
NET ASSETS:
Beginning of period	36,263,522	44,258,194
End of period	$29,859,027	$36,263,522
Accumulated net investment income (loss)	$29,815	$51
SHARE TRANSACTIONS:
Issued	2,622,467	2,498,859
Reinvested	—	843
Redeemed	(2,840,151)	(2,910,754)
Change in shares	(217,684)	(411,052)

See accompanying notes to the financial statements.

24 :: ProFund VP Large-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$33.56	$29.67	$22.87	$36.02	$34.28

Investment Activities:
Net investment income (loss)(a)	0.03	— (b)	0.02	(0.05)	(0.09)
Net realized and unrealized gains (losses) on investments	1.01 (c)	3.91	6.78	(12.62)	2.47
Total income (loss) from investment activities	1.04	3.91	6.80	(12.67)	2.38

Distributions to Shareholders From:
Net investment income	—	(0.02)	—	—	—
Net realized gains on investments	—	—	—	(0.48)	(0.64)
Total distributions	—	(0.02)	—	(0.48)	(0.64)

Net Asset Value, End of Period	$34.60	$33.56	$29.67	$22.87	$36.02

Total Return	3.13%	13.18%	29.73%	(35.52)%	6.96%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.83%	1.84%	1.77%	1.72%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.65%
Net investment income (loss)	0.08%	(0.01)%	0.08%	(0.17)%	(0.24)%

Supplemental Data:
Net assets, end of period (000’s)	$29,859	$36,264	$44,258	$23,742	$75,835
Portfolio turnover rate(d)	306%	232%	224%	239%	298%

(a)               Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Amount is less than $0.005.

(c)               The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance  ::  ProFund VP Small-Cap Value  ::  25

ProFund VP Small-Cap Value seeks daily investment results before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -4.10%. For the same period, the Index had a return of -1.36%(1) and a volatility of 35.60%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Small-Cap Value	-4.10%	-1.94%	2.62%
S&P SmallCap 600 Value Index	-1.36%	0.25%	5.36%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Value	1.96%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BioMed Realty Trust, Inc.	1.2%
Delphi Financial Group, Inc. - Class A	1.1%
LaSalle Hotel Properties	0.9%
EMCOR Group, Inc.	0.8%
Bristow Group, Inc.	0.8%

S&P SmallCap 600 Value Index — Composition

% of Index
Financial	27%
Industrial	22%
Consumer Cyclical	15%
Consumer Non-Cyclical	13%
Technology	6%
Communications	5%
Utilities	5%
Basic Materials	4%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26  ::  ProFund VP Small-Cap Value  ::  Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.8%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,892	$17,898
AAON, Inc. (Building Materials)	1,032	21,146
AAR Corp. (Aerospace/Defense)	4,472	85,728
ABM Industries, Inc. (Commercial Services)	5,504	113,492
Acadia Realty Trust (REIT)	1,892	38,105
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,740	175,621
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	4,988	53,521
Aegion Corp.* (Engineering & Construction)	4,472	68,600
Affymetrix, Inc.* (Healthcare-Products)	7,912	32,360
Agilysys, Inc.* (Computers)	1,720	13,674
AK Steel Holding Corp. (Iron/Steel)	12,556	103,713
Albany International Corp.—Class A (Machinery-Diversified)	3,268	75,556
Align Technology, Inc.* (Healthcare-Products)	2,580	61,210
ALLETE, Inc. (Electric)	1,892	79,426
Alliance One International, Inc.* (Agriculture)	9,976	27,135
Almost Family, Inc.* (Healthcare-Services)	860	14,259
AMCOL International Corp. (Mining)	1,204	32,327
Amedisys, Inc.* (Healthcare-Services)	3,268	35,654
American Vanguard Corp. (Chemicals)	1,720	22,945
Amerisafe, Inc.* (Insurance)	2,064	47,988
AMN Healthcare Services, Inc.* (Commercial Services)	4,644	20,573
AmSurg Corp.* (Healthcare-Services)	1,376	35,831
Anixter International, Inc.* (Telecommunications)	3,096	184,645
Apogee Enterprises, Inc. (Building Materials)	3,268	40,066
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,064	72,591
Arctic Cat, Inc.* (Leisure Time)	1,376	31,029
Arkansas Best Corp. (Transportation)	2,924	56,345
Arris Group, Inc.* (Telecommunications)	13,416	145,161
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,236	72,022
ATMI, Inc.* (Semiconductors)	2,064	41,342
Avid Technology, Inc.* (Software)	3,268	27,876
Avista Corp. (Electric)	6,536	168,302
B&G Foods, Inc.—Class A (Food)	2,924	70,381
Badger Meter, Inc. (Electronics)	516	15,186
Bank Mutual Corp. (Savings & Loans)	5,160	16,409
Bank of the Ozarks, Inc. (Banks)	1,376	40,771
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,332	128,555
Basic Energy Services, Inc.* (Oil & Gas Services)	2,236	44,049
BBCN Bancorp, Inc.* (Banks)	8,772	82,895
Bel Fuse, Inc.—Class B (Electronics)	1,204	22,575
Belden, Inc. (Electrical Components & Equipment)	3,268	108,759
Benchmark Electronics, Inc.* (Electronics)	6,536	88,040
Big 5 Sporting Goods Corp. (Retail)	2,408	25,140
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,032	16,791
BioMed Realty Trust, Inc. (REIT)	17,372	314,086
Black Box Corp. (Telecommunications)	2,064	57,875
Blue Coat Systems, Inc.* (Internet)	2,064	52,529
Blyth, Inc. (Household Products/Wares)	172	9,770
Boston Private Financial Holdings, Inc. (Banks)	8,772	69,650
Bottomline Technologies, Inc.* (Software)	1,376	31,882
Boyd Gaming Corp.* (Lodging)	6,192	46,192
Brady Corp.—Class A (Electronics)	6,020	190,051
Briggs & Stratton Corp. (Machinery-Diversified)	5,676	87,921
Brightpoint, Inc.* (Distribution/Wholesale)	7,740	83,282
Bristow Group, Inc. (Transportation)	4,128	195,626
Brookline Bancorp, Inc. (Savings & Loans)	7,912	66,777
Brooks Automation, Inc. (Semiconductors)	2,408	24,730
Brown Shoe Co., Inc. (Retail)	4,816	42,862
Brunswick Corp. (Leisure Time)	6,880	124,253
Buckeye Technologies, Inc. (Forest Products & Paper)	1,548	51,765
Cabela’s, Inc.* (Retail)	4,816	122,423
Cal-Maine Foods, Inc. (Food)	1,548	56,610
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	2,236	27,972
Calavo Growers, Inc. (Food)	516	13,251
Calgon Carbon Corp.* (Environmental Control)	3,612	56,745
Callaway Golf Co. (Leisure Time)	7,396	40,900
Cambrex Corp.* (Biotechnology)	3,268	23,464
Cantel Medical Corp. (Healthcare-Products)	516	14,412
Cardtronics, Inc.* (Commercial Services)	1,892	51,198
Career Education Corp.* (Commercial Services)	6,880	54,834
Cascade Corp. (Machinery-Diversified)	516	24,340
Cbeyond, Inc.* (Telecommunications)	3,440	27,554
CDI Corp. (Commercial Services)	1,376	19,003
Cedar Shopping Centers, Inc. (REIT)	6,364	27,429
Centene Corp.* (Healthcare-Services)	1,892	74,904
Central Garden & Pet Co.—Class A* (Household Products/Wares)	4,816	40,069
Central Vermont Public Service Corp. (Electric)	860	30,186
Century Aluminum Co.* (Mining)	6,192	52,694
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,752	73,699
CH Energy Group, Inc. (Electric)	688	40,165
Checkpoint Systems, Inc.* (Electronics)	4,472	48,924
Christopher & Banks Corp. (Retail)	4,128	9,660
CIBER, Inc.* (Computers)	8,256	31,868
Cincinnati Bell, Inc.* (Telecommunications)	22,188	67,230
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,204	42,513
City Holding Co. (Banks)	860	29,145
Clearwater Paper Corp.* (Forest Products & Paper)	1,032	36,750
Cohu, Inc. (Semiconductors)	2,752	31,235
Coldwater Creek, Inc.* (Retail)	10,148	11,975
Colonial Properties Trust (REIT)	7,052	147,105
Columbia Banking System, Inc. (Banks)	4,472	86,175
Comfort Systems USA, Inc. (Building Materials)	4,300	46,096
Community Bank System, Inc. (Banks)	2,236	62,161
Comtech Telecommunications Corp. (Telecommunications)	2,236	63,994
CONMED Corp.* (Healthcare-Products)	3,096	79,474
Consolidated Graphics, Inc.* (Commercial Services)	344	16,608
Corinthian Colleges, Inc.* (Commercial Services)	9,632	20,901
Cousins Properties, Inc. (REIT)	11,696	74,971
Cracker Barrel Old Country Store, Inc. (Retail)	860	43,353
Crocs, Inc.* (Apparel)	6,536	96,537
Cross Country Healthcare, Inc.* (Commercial Services)	3,612	20,047

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Small-Cap Value  ::  27

Common Stocks, continued

	Shares	Value
CryoLife, Inc.* (Healthcare-Products)	3,268	$15,686
CSG Systems International, Inc.* (Software)	1,548	22,771
CTS Corp. (Electronics)	3,956	36,395
Curtiss-Wright Corp. (Aerospace/Defense)	5,332	188,380
Daktronics, Inc. (Electronics)	4,128	39,505
Darling International, Inc.* (Environmental Control)	7,052	93,721
DealerTrack Holdings, Inc.* (Internet)	2,064	56,265
Delphi Financial Group, Inc.—Class A (Insurance)	6,192	274,306
Diamond Foods, Inc. (Food)	1,032	33,303
DiamondRock Hospitality Co. (REIT)	18,920	182,389
Digi International, Inc.* (Software)	2,924	32,632
Digital Generation, Inc.* (Media)	3,096	36,904
Digital River, Inc.* (Internet)	4,300	64,586
Dime Community Bancshares, Inc. (Savings & Loans)	3,096	39,010
Diodes, Inc.* (Semiconductors)	1,548	32,972
Drew Industries, Inc.* (Building Materials)	2,236	54,849
DSP Group, Inc.* (Semiconductors)	2,580	13,442
Dycom Industries, Inc.* (Engineering & Construction)	3,784	79,161
E.W. Scripps Co.* (Media)	3,612	28,932
Eagle Materials, Inc. (Building Materials)	3,268	83,857
eHealth, Inc.* (Insurance)	688	10,114
El Paso Electric Co. (Electric)	1,720	59,581
Electro Scientific Industries, Inc. (Electronics)	2,752	39,849
EMCOR Group, Inc. (Engineering & Construction)	7,568	202,898
Emergent Biosolutions, Inc.* (Biotechnology)	860	14,482
Employers Holdings, Inc. (Insurance)	3,956	71,564
Encore Capital Group, Inc.* (Diversified Financial Services)	688	14,627
Encore Wire Corp. (Electrical Components & Equipment)	2,236	57,912
EnerSys* (Electrical Components & Equipment)	5,332	138,472
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,408	79,416
Entertainment Properties Trust (REIT)	2,408	105,254
Enzo Biochem, Inc.* (Biotechnology)	2,236	5,009
EPIQ Systems, Inc. (Software)	1,892	22,742
eResearchTechnology, Inc.* (Internet)	2,752	12,907
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	3,096	89,103
Ethan Allen Interiors, Inc. (Home Furnishings)	2,924	69,328
Exterran Holdings, Inc.* (Oil & Gas Services)	6,880	62,608
Extra Space Storage, Inc. (REIT)	5,504	133,362
F.N.B. Corp. (Banks)	15,824	178,969
Federal Signal Corp.* (Miscellaneous Manufacturing)	7,052	29,266
FEI Co.* (Electronics)	1,376	56,113
First BanCorp.* (Banks)	2,408	8,404
First Commonwealth Financial Corp. (Banks)	11,868	62,426
First Financial Bancorp (Banks)	3,612	60,104
First Financial Bankshares, Inc. (Banks)	1,548	51,750
First Midwest Bancorp, Inc. (Banks)	8,428	85,376
Forestar Group, Inc.* (Real Estate)	3,956	59,854
Franklin Street Properties Corp. (REIT)	8,256	82,147
Fred’s, Inc. (Retail)	4,300	62,694
Fuller (H.B.) Co. (Chemicals)	2,924	67,574
G & K Services, Inc. (Textiles)	2,064	60,083
GenCorp, Inc.* (Aerospace/Defense)	6,708	35,687
General Communication, Inc.—Class A* (Telecommunications)	2,236	21,890
Gentiva Health Services, Inc.* (Healthcare-Services)	3,440	23,220
Getty Realty Corp. (REIT)	3,096	43,189
Gibraltar Industries, Inc.* (Building Materials)	3,440	48,022
Glacier Bancorp, Inc. (Banks)	8,084	97,251
Greatbatch, Inc.* (Healthcare-Products)	860	19,006
Griffon Corp. (Miscellaneous Manufacturing)	5,160	47,111
Group 1 Automotive, Inc. (Retail)	2,580	133,644
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,548	45,217
Gulfport Energy Corp.* (Oil & Gas)	1,720	50,654
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,784	70,723
Hanmi Financial Corp.* (Banks)	2,236	16,546
Harmonic, Inc.* (Telecommunications)	13,072	65,883
Harte-Hanks, Inc. (Advertising)	4,988	45,341
Haverty Furniture Cos., Inc. (Retail)	2,236	24,551
Haynes International, Inc. (Metal Fabricate/Hardware)	516	28,174
Headwaters, Inc.* (Energy-Alternate Sources)	4,128	9,164
Healthcare Realty Trust, Inc. (REIT)	5,160	95,924
Healthcare Services Group, Inc. (Commercial Services)	2,752	48,683
Healthways, Inc.* (Healthcare-Services)	3,784	25,958
Heartland Express, Inc. (Transportation)	3,784	54,073
Heartland Payment Systems, Inc. (Commercial Services)	1,720	41,899
Heidrick & Struggles International, Inc. (Commercial Services)	2,064	44,459
Helen of Troy, Ltd.* (Household Products/Wares)	1,548	47,524
Hillenbrand, Inc. (Commercial Services)	2,408	53,747
Home Bancshares, Inc. (Banks)	1,548	40,109
Horace Mann Educators Corp. (Insurance)	4,472	61,311
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,892	58,690
Hot Topic, Inc. (Retail)	4,816	31,834
Hub Group, Inc.—Class A* (Transportation)	1,892	61,358
Iconix Brand Group, Inc.* (Apparel)	2,408	39,226
iGATE Corp.* (Computers)	1,892	29,761
Independent Bank Corp./MA (Banks)	2,408	65,714
Inland Real Estate Corp. (REIT)	6,020	45,812
Insight Enterprises, Inc.* (Computers)	4,988	76,267
Insperity, Inc. (Commercial Services)	2,580	65,403
Integra LifeSciences Holdings* (Healthcare-Products)	688	21,211
Inter Parfums, Inc. (Cosmetics/Personal Care)	860	13,382
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,472	66,812
Interface, Inc.—Class A (Office Furnishings)	6,536	75,425
Intermec, Inc.* (Machinery-Diversified)	5,848	40,117
Interval Leisure Group, Inc.* (Leisure Time)	2,408	32,773
Intevac, Inc.* (Machinery-Diversified)	2,580	19,092
Invacare Corp. (Healthcare-Products)	3,612	55,227
Investment Technology Group, Inc.* (Diversified Financial Services)	4,472	48,342
ION Geophysical Corp.* (Oil & Gas Services)	9,804	60,099
Jack in the Box, Inc.* (Retail)	4,988	104,249
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,924	41,258
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,268	50,229
K-Swiss, Inc.—Class A* (Apparel)	3,096	9,040
Kaiser Aluminum Corp. (Mining)	1,720	78,914
Kaman Corp. (Aerospace/Defense)	1,376	37,592
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,376	21,658

See accompanying notes to the financial statements.

28  ::  ProFund VP Small-Cap Value  ::  Financial Statements

Common Stocks, continued

	Shares	Value
Kaydon Corp. (Metal Fabricate/Hardware)	2,236	$68,198
Kelly Services, Inc.—Class A (Commercial Services)	3,268	44,706
Kensey Nash Corp. (Healthcare-Products)	344	6,601
Kilroy Realty Corp. (REIT)	3,268	124,413
Kindred Healthcare, Inc.* (Healthcare-Services)	5,848	68,831
Kirkland’s, Inc.* (Retail)	860	11,438
Kite Realty Group Trust (REIT)	7,224	32,580
Knight Transportation, Inc. (Transportation)	3,612	56,492
Kopin Corp.* (Semiconductors)	4,128	16,017
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,204	41,369
Kraton Performance Polymers, Inc.* (Chemicals)	1,548	31,424
La-Z-Boy, Inc.* (Home Furnishings)	5,848	69,591
Laclede Group, Inc. (Gas)	2,580	104,413
LaSalle Hotel Properties (REIT)	9,460	229,027
Lawson Products, Inc. (Metal Fabricate/Hardware)	344	5,308
Lexington Realty Trust (REIT)	15,308	114,657
LHC Group, Inc.* (Healthcare-Services)	1,720	22,068
Lincoln Educational Services Corp. (Commercial Services)	2,580	20,382
Lithia Motors, Inc.—Class A (Retail)	2,408	52,639
Live Nation, Inc.* (Commercial Services)	16,684	138,644
Liz Claiborne, Inc.* (Retail)	5,332	46,015
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,032	28,927
LTC Properties, Inc. (REIT)	1,548	47,771
Lumber Liquidators Holdings, Inc.* (Retail)	860	15,188
Lumos Networks Corp. (Telecommunications)	1,720	26,385
Lydall, Inc.* (Miscellaneous Manufacturing)	1,892	17,955
M/I Schottenstein Homes, Inc.* (Home Builders)	2,064	19,814
Maidenform Brands, Inc.* (Apparel)	1,204	22,033
Marcus Corp. (Lodging)	2,236	28,196
MarineMax, Inc.* (Retail)	2,580	16,822
Marriott Vacations Worldwide Corp.* (Entertainment)	3,096	53,127
Materion Corp.* (Mining)	2,236	54,290
Matrix Service Co.* (Oil & Gas Services)	2,924	27,603
Meadowbrook Insurance Group, Inc. (Insurance)	5,848	62,457
Measurement Specialties, Inc.* (Electronics)	516	14,427
Medical Properties Trust, Inc. (REIT)	12,556	123,928
Mercury Computer Systems, Inc.* (Computers)	1,548	20,573
Meridian Bioscience, Inc. (Healthcare-Products)	1,892	35,645
Merit Medical Systems, Inc.* (Healthcare-Products)	1,892	25,315
Meritage Homes Corp.* (Home Builders)	3,096	71,796
Methode Electronics, Inc. (Electronics)	4,128	34,221
Micrel, Inc. (Semiconductors)	2,064	20,867
Microsemi Corp.* (Semiconductors)	2,924	48,977
Midas, Inc.* (Commercial Services)	1,032	8,865
MKS Instruments, Inc. (Semiconductors)	2,236	62,206
Mobile Mini, Inc.* (Storage/Warehousing)	3,956	69,032
Molina Healthcare, Inc.* (Healthcare-Services)	3,268	72,974
Monarch Casino & Resort, Inc.* (Lodging)	1,376	14,021
Monolithic Power Systems, Inc.* (Semiconductors)	1,204	18,144
Monotype Imaging Holdings, Inc.* (Software)	2,064	32,178
Moog, Inc.—Class A* (Aerospace/Defense)	1,720	75,560
Movado Group, Inc. (Miscellaneous Manufacturing)	1,892	34,378
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,300	165,206
Multimedia Games Holding Co., Inc.* (Entertainment)	2,064	16,388
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,784	46,695
Nanometrics, Inc.* (Semiconductors)	688	12,673
Nash Finch Co. (Food)	1,376	40,289
National Financial Partners* (Diversified Financial Services)	4,644	62,787
National Penn Bancshares, Inc. (Banks)	13,932	117,586
Natus Medical, Inc.* (Healthcare-Products)	3,268	30,817
Navigant Consulting Co.* (Commercial Services)	5,848	66,726
NBT Bancorp, Inc. (Banks)	3,784	83,740
NCI Building Systems, Inc.* (Building Materials)	1,548	16,827
NCI, Inc.—Class A* (Computers)	860	10,019
Neenah Paper, Inc. (Forest Products & Paper)	1,720	38,390
Neutral Tandem, Inc.* (Telecommunications)	1,032	11,032
New Jersey Resources Corp. (Gas)	2,236	110,011
Newport Corp.* (Electronics)	4,300	58,523
Northwest Bancshares, Inc. (Savings & Loans)	11,008	136,939
Northwest Natural Gas Co. (Gas)	1,204	57,708
NorthWestern Corp. (Electric)	1,892	67,715
Novatel Wireless, Inc.* (Telecommunications)	3,612	11,306
NTELOS Holdings Corp. (Telecommunications)	1,720	35,054
Nutrisystem, Inc. (Internet)	3,268	42,255
O’Charley’s, Inc.* (Retail)	2,064	11,331
OfficeMax, Inc.* (Retail)	9,804	44,510
Old Dominion Freight Line, Inc.* (Transportation)	1,548	62,740
Old National Bancorp (Banks)	10,664	124,236
Olympic Steel, Inc. (Metal Fabricate/Hardware)	1,032	24,066
OM Group, Inc.* (Chemicals)	3,612	80,873
Omnicell, Inc.* (Software)	2,236	36,939
On Assignment, Inc.* (Commercial Services)	4,128	46,151
Oplink Communications, Inc.* (Telecommunications)	860	14,164
Orbital Sciences Corp.* (Aerospace/Defense)	6,708	97,467
Orion Marine Group, Inc.* (Engineering & Construction)	3,096	20,588
Oritani Financial Corp. (Savings & Loans)	1,376	17,572
Overseas Shipholding Group, Inc. (Transportation)	2,924	31,959
Oxford Industries, Inc. (Apparel)	860	38,803
P.F. Chang’s China Bistro, Inc. (Retail)	860	26,583
PacWest Bancorp (Banks)	2,580	48,891
Palomar Medical Technologies, Inc.* (Healthcare-Products)	2,236	20,795
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,032	33,777
PAREXEL International Corp.* (Commercial Services)	3,784	78,480
Park Electrochemical Corp. (Electronics)	1,376	35,253
Parkway Properties, Inc. (REIT)	2,580	25,439
PC-Tel, Inc. (Internet)	2,064	14,118
Penn Virginia Corp. (Oil & Gas)	5,160	27,296
Pennsylvania REIT (REIT)	6,364	66,440
Perficient, Inc.* (Internet)	3,440	34,434
Pericom Semiconductor Corp.* (Semiconductors)	2,752	20,943
Perry Ellis International, Inc.* (Apparel)	1,548	22,013

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Small-Cap Value  ::  29

Common Stocks, continued

	Shares	Value
PetMed Express, Inc. (Retail)	2,236	$23,210
Petroleum Development* (Oil & Gas)	1,548	54,350
PetroQuest Energy, Inc.* (Oil & Gas)	6,536	43,138
PharMerica Corp.* (Pharmaceuticals)	3,268	49,608
Piedmont Natural Gas Co., Inc. (Gas)	4,472	151,959
Pinnacle Entertainment, Inc.* (Entertainment)	7,052	71,648
Pinnacle Financial Partners, Inc.* (Banks)	3,956	63,889
Pioneer Drilling Co.* (Oil & Gas)	3,956	38,294
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,720	34,744
Plexus Corp.* (Electronics)	3,956	108,315
PolyOne Corp. (Chemicals)	10,320	119,196
Pool Corp. (Distribution/Wholesale)	2,924	88,012
Post Properties, Inc. (REIT)	2,580	112,798
Powell Industries, Inc.* (Electrical Components & Equipment)	1,032	32,281
Presidential Life Corp. (Insurance)	2,408	24,056
Prestige Brands Holdings, Inc.* (Household Products/Wares)	5,676	63,969
PrivateBancorp, Inc. (Banks)	6,708	73,654
Progress Software Corp.* (Software)	3,784	73,220
Prospect Capital Corp. (Investment Companies)	12,384	115,047
Provident Financial Services, Inc. (Savings & Loans)	6,020	80,608
PSS World Medical, Inc.* (Healthcare-Products)	2,236	54,089
Pulse Electronics Corp. (Electronics)	4,644	13,003
Quaker Chemical Corp. (Chemicals)	516	20,067
Quanex Building Products Corp. (Building Materials)	4,128	62,003
Quiksilver, Inc.* (Apparel)	13,932	50,295
RadiSys Corp.* (Computers)	2,580	13,055
Red Robin Gourmet Burgers, Inc.* (Retail)	1,204	33,351
Resources Connection, Inc. (Commercial Services)	4,988	52,823
Robbins & Myers, Inc. (Machinery-Diversified)	1,376	66,805
Rofin-Sinar Technologies, Inc.* (Electronics)	1,720	39,302
Rogers Corp.* (Electronics)	688	25,360
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	3,440	79,842
Ruby Tuesday, Inc.* (Retail)	7,052	48,659
Rudolph Technologies, Inc.* (Semiconductors)	3,612	33,447
Ruth’s Hospitality Group, Inc.* (Retail)	3,956	19,661
S&T Bancorp, Inc. (Banks)	3,268	63,889
Safety Insurance Group, Inc. (Insurance)	1,720	69,626
Saul Centers, Inc. (REIT)	344	12,184
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	3,956	8,822
ScanSource, Inc.* (Distribution/Wholesale)	3,096	111,456
School Specialty, Inc.* (Distribution/Wholesale)	1,892	4,730
Schulman (A.), Inc. (Chemicals)	3,268	69,216
Select Comfort Corp.* (Home Furnishings)	3,612	78,344
Selective Insurance Group, Inc. (Insurance)	6,192	109,784
Seneca Foods Corp.—Class A* (Food)	1,032	26,646
Shuffle Master, Inc.* (Entertainment)	3,440	40,317
Sigma Designs, Inc.* (Semiconductors)	3,612	21,672
Simmons First National Corp.—Class A (Banks)	1,892	51,443
Simpson Manufacturing Co., Inc. (Building Materials)	2,580	86,843
Skechers U.S.A., Inc.—Class A* (Apparel)	4,128	50,031
SkyWest, Inc. (Airlines)	5,676	71,461
Smith Corp. (Miscellaneous Manufacturing)	2,580	103,510
Snyders-Lance, Inc. (Food)	3,096	69,660
Sonic Automotive, Inc. (Retail)	3,956	58,588
Sonic Corp.* (Retail)	7,052	47,460
Southwest Gas Corp. (Gas)	2,752	116,932
Sovran Self Storage, Inc. (REIT)	1,376	58,714
Spartan Motors, Inc. (Auto Parts & Equipment)	3,784	18,201
Spartan Stores, Inc. (Food)	2,580	47,730
Stage Stores, Inc. (Retail)	3,440	47,782
Standard Microsystems Corp.* (Semiconductors)	1,376	35,460
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,236	44,832
Standard Pacific Corp.* (Home Builders)	11,524	36,646
Standex International Corp. (Miscellaneous Manufacturing)	1,376	47,004
Stein Mart, Inc.* (Retail)	3,096	21,084
Stepan Co. (Chemicals)	344	27,575
Sterling Bancorp (Banks)	3,440	29,722
Stewart Information Services Corp. (Insurance)	2,236	25,826
Stifel Financial Corp.* (Diversified Financial Services)	2,580	82,689
Stone Energy Corp.* (Oil & Gas)	5,504	145,195
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,720	14,156
Stratasys, Inc.* (Computers)	860	26,153
Super Micro Computer, Inc.* (Computers)	3,096	48,545
Superior Industries International, Inc. (Auto Parts & Equipment)	2,752	45,518
Supertex, Inc.* (Semiconductors)	860	16,237
SurModics, Inc.* (Healthcare-Products)	1,032	15,129
Susquehanna Bancshares, Inc. (Banks)	17,716	148,460
Swift Energy Co.* (Oil & Gas)	4,816	143,131
SWS Group, Inc. (Diversified Financial Services)	3,268	22,451
Sykes Enterprises, Inc.* (Computers)	4,472	70,032
Symmetricom, Inc.* (Telecommunications)	4,816	25,958
Symmetry Medical, Inc.* (Healthcare-Products)	4,128	32,983
SYNNEX Corp.* (Software)	2,924	89,065
Take-Two Interactive Software, Inc.* (Software)	9,804	132,844
Tanger Factory Outlet Centers, Inc. (REIT)	3,956	115,990
Tekelec* (Telecommunications)	7,052	77,078
TeleTech Holdings, Inc.* (Commercial Services)	1,720	27,864
Tennant Co. (Machinery-Diversified)	688	26,743
Tessera Technologies, Inc.* (Semiconductors)	2,064	34,572
Tetra Tech, Inc.* (Environmental Control)	2,924	63,129
TETRA Technologies, Inc.* (Oil & Gas Services)	8,772	81,930
Texas Capital Bancshares, Inc.* (Banks)	2,408	73,709
Texas Industries, Inc. (Building Materials)	3,096	95,295
Texas Roadhouse, Inc. (Retail)	2,752	41,005
The Andersons, Inc. (Agriculture)	2,064	90,114
The Cato Corp.—Class A (Retail)	1,376	33,299
The Finish Line, Inc.—Class A (Retail)	2,924	56,389
The Geo Group, Inc.* (Commercial Services)	7,052	118,121
The Hain Celestial Group, Inc.* (Food)	1,892	69,361
The Men’s Wearhouse, Inc. (Retail)	5,848	189,534
The Navigators Group, Inc.* (Insurance)	516	24,603
The Pep Boys-Manny, Moe & Jack (Retail)	6,020	66,220
The Ryland Group, Inc. (Home Builders)	2,580	40,661
The Standard Register Co. (Household Products/Wares)	1,376	3,206
THQ, Inc.* (Software)	7,740	5,882
Tompkins Financial Corp. (Banks)	344	13,247
Tower Group, Inc. (Insurance)	4,472	90,200
Tredegar Corp. (Miscellaneous Manufacturing)	2,580	57,302
TriQuint Semiconductor, Inc.* (Semiconductors)	7,912	38,531

See accompanying notes to the financial statements.

30  ::  ProFund VP Small-Cap Value  ::  Financial Statements

Common Stocks, continued

	Shares	Value
TrueBlue, Inc.* (Commercial Services)	4,472	$62,071
TrustCo Bank Corp. NY (Banks)	10,664	59,825
TTM Technologies, Inc.* (Electronics)	5,848	64,094
Tuesday Morning Corp.* (Retail)	4,816	16,615
UIL Holdings Corp. (Electric)	3,612	127,756
Ultratech Stepper, Inc.* (Semiconductors)	860	21,130
UMB Financial Corp. (Banks)	1,376	51,256
Umpqua Holdings Corp. (Banks)	13,072	161,962
UniFirst Corp. (Textiles)	516	29,278
Unisource Energy Corp. (Electric)	1,720	63,502
United Bankshares, Inc. (Banks)	5,160	145,873
United Community Banks, Inc.* (Banks)	2,236	15,630
United Fire & Casualty Co. (Insurance)	2,408	48,593
United Natural Foods, Inc.* (Food)	2,236	89,462
United Online, Inc. (Internet)	10,148	55,205
United Stationers, Inc. (Distribution/Wholesale)	4,816	156,809
Universal Electronics, Inc.* (Home Furnishings)	1,720	29,016
Universal Forest Products, Inc. (Building Materials)	2,236	69,025
Universal Health Realty Income Trust (REIT)	516	20,124
Universal Technical Institute, Inc.* (Commercial Services)	1,032	13,189
Urstadt Biddle Properties—Class A (REIT)	1,376	24,878
USA Mobility, Inc. (Telecommunications)	2,580	35,785
Viad Corp. (Commercial Services)	2,236	39,085
Vicor Corp. (Electrical Components & Equipment)	1,032	8,215
Virtusa Corp.* (Computers)	1,204	17,434
VOXX International Corp.* (Home Furnishings)	2,064	17,441
Watts Water Technologies, Inc.—Class A (Electronics)	1,548	52,957
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,504	45,463
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,376	52,219
Wilshire Bancorp, Inc.* (Banks)	6,708	24,350
Winnebago Industries, Inc.* (Home Builders)	3,268	24,118
Wintrust Financial Corp. (Banks)	4,128	115,790
XO Group, Inc.* (Internet)	3,268	27,255
Zale Corp.* (Retail)	2,924	11,140
Zep, Inc. (Chemicals)	2,408	33,664
Zumiez, Inc.* (Retail)	860	23,874
TOTAL COMMON STOCKS (Cost $21,519,039)		25,161,613

Repurchase Agreements(a) (0.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $97,000	$97,000	$97,000
TOTAL REPURCHASE AGREEMENTS (Cost $97,000)		97,000
TOTAL INVESTMENT SECURITIES (Cost $21,616,039)—100.2%		25,258,613
Net other assets (liabilities)—(0.2)%		(51,053)
NET ASSETS—100.0%		$25,207,560

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$45,341	0.2%
Aerospace/Defense	520,414	2.1%
Agriculture	117,249	0.5%
Airlines	71,461	0.3%
Apparel	327,978	1.3%
Auto Parts & Equipment	108,551	0.4%
Banks	2,504,598	9.8%
Biotechnology	42,955	0.2%
Building Materials	624,029	2.5%
Chemicals	472,534	1.9%
Commercial Services	1,287,954	5.1%
Computers	357,381	1.4%
Cosmetics/Personal Care	13,382	0.1%
Distribution/Wholesale	444,289	1.8%
Diversified Financial Services	360,424	1.4%
Electric	636,633	2.5%
Electrical Components & Equipment	399,160	1.6%
Electronics	982,093	3.9%
Energy-Alternate Sources	9,164	NM
Engineering & Construction	371,247	1.5%
Entertainment	181,480	0.7%
Environmental Control	213,595	0.8%
Food	516,693	2.0%
Forest Products & Paper	194,026	0.8%
Gas	541,023	2.1%
Healthcare-Products	642,902	2.6%
Healthcare-Services	390,490	1.5%
Home Builders	193,035	0.8%
Home Furnishings	263,720	1.0%
Household Products/Wares	164,538	0.7%
Insurance	920,428	3.7%
Internet	359,554	1.4%
Investment Companies	115,047	0.5%
Iron/Steel	103,713	0.4%
Leisure Time	228,955	0.9%
Lodging	88,409	0.4%
Machinery-Construction & Mining	72,022	0.3%
Machinery-Diversified	413,165	1.6%
Media	65,836	0.3%
Metal Fabricate/Hardware	431,205	1.7%
Mining	218,225	0.9%
Miscellaneous Manufacturing	1,064,296	4.2%
Office Furnishings	75,425	0.3%
Oil & Gas	502,058	2.0%
Oil & Gas Services	380,196	1.5%
Pharmaceuticals	92,207	0.4%
REIT	2,398,716	9.4%
Real Estate	59,854	0.2%
Retail	1,574,782	6.1%
Savings & Loans	357,315	1.4%
Semiconductors	544,597	2.2%
Software	508,031	2.0%
Storage/Warehousing	69,032	0.3%
Telecommunications	870,994	3.5%
Textiles	89,361	0.4%
Toys/Games/Hobbies	41,258	0.2%
Transportation	518,593	2.1%
Other**	45,947	0.2%
Total	$25,207,560	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Small-Cap Value  ::  31

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$21,616,039
Securities, at value	25,161,613
Repurchase agreements, at value	97,000
Total Investment Securities, at value	25,258,613
Cash	302
Dividends receivable	32,353
Receivable for capital shares issued	43,973
Receivable for investments sold	3,740
Prepaid expenses	107
TOTAL ASSETS	25,339,088

LIABILITIES:
Payable for capital shares redeemed	1,448
Payable for investments purchased	88,343
Advisory fees payable	5,494
Management services fees payable	732
Administration fees payable	814
Administrative services fees payable	6,329
Distribution fees payable	5,625
Trustee fees payable	1
Transfer agency fees payable	1,313
Fund accounting fees payable	1,817
Compliance services fees payable	125
Other accrued expenses	19,487
TOTAL LIABILITIES	131,528
NET ASSETS	$25,207,560

NET ASSETS CONSIST OF:
Capital	$38,053,576
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(16,488,590)
Net unrealized appreciation (depreciation) on investments	3,642,574
NET ASSETS	$25,207,560

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	963,053
Net Asset Value (offering and redemption price per share)	$26.17

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$315,949
Interest	47
TOTAL INVESTMENT INCOME	315,996

EXPENSES:
Advisory fees	177,390
Management services fees	23,652
Administration fees	10,036
Transfer agency fees	14,779
Administrative services fees	73,923
Distribution fees	59,130
Custody fees	38,331
Fund accounting fees	22,811
Trustee fees	468
Compliance services fees	230
Printing fees	23,338
Other fees	14,837
Total Gross Expenses before reductions	458,925
Less Expenses reduced by the Advisor	(61,569)
TOTAL NET EXPENSES	397,356
NET INVESTMENT INCOME (LOSS)	(81,360)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,276,139
Change in net unrealized appreciation/depreciation on investments	(3,555,161)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,279,022)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,360,382)

See accompanying notes to the financial statements.

32  ::  ProFund VP Small-Cap Value  ::  Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(81,360)	$(100,754)
Net realized gains (losses) on investments	2,276,139	1,385,325
Change in net unrealized appreciation/depreciation on investments	(3,555,161)	1,643,364
Change in net assets resulting from operations	(1,360,382)	2,927,935
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(52,497)
Change in net assets resulting from distributions	—	(52,497)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	61,398,984	123,234,821 (a)
Dividends reinvested	—	52,497
Value of shares redeemed	(62,081,760)	(120,213,111)
Change in net assets resulting from capital transactions	(682,776)	3,074,207
Change in net assets	(2,043,158)	5,949,645
NET ASSETS:
Beginning of period	27,250,718	21,301,073
End of period	$25,207,560	$27,250,718
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	2,275,310	5,099,062
Reinvested	—	2,155
Redeemed	(2,310,487)	(5,054,603)
Change in shares	(35,177)	46,614

(a)	Amount includes $39,274 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

Financial Highlights  ::  ProFund VP Small-Cap Value  ::  33

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$27.30	$22.38		$18.63	$28.81	$36.64

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.08)		0.05	0.07	(0.08)
Net realized and unrealized gains (losses) on investments	(1.04)	4.99		3.75	(8.41)	(2.27)
Total income (loss) from investment activities	(1.13)	4.91		3.80	(8.34)	(2.35)
Capital Transactions:	—	0.03	(b)	—	—	—

Distributions to Shareholders From:
Net investment income	—	(0.02)		(0.05)	—	—
Net realized gains on investments	—	—		—	(1.84)	(5.48)
Total distributions	—	(0.02)		(0.05)	(1.84)	(5.48)

Net Asset Value, End of Period	$26.17	$27.30		$22.38	$18.63	$28.81

Total Return	(4.10)%	22.10	%(b)	20.40%	(30.68)%	(7.22)%

Ratios to Average Net Assets:
Gross expenses	1.94%	1.96%		2.03%	1.93%	1.76%
Net expenses	1.68%	1.68%		1.67%	1.63%	1.63%
Net investment income (loss)	(0.34)%	(0.34)%		0.25%	0.28%	(0.21)%

Supplemental Data:
Net assets, end of period (000’s)	$25,208	$27,251		$21,301	$18,853	$31,970
Portfolio turnover rate(c)	267%	412%		385%	459%	291%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and the total return would be lower.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

34  ::  ProFund VP Small-Cap Growth  ::  Management Discussion of Fund Performance

ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600 Growth Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 1.28%. For the same period, the Index had a total return of 3.64%(1) and a volatility of 31.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Small-Cap Growth	1.28%	1.98%	5.07%
S&P SmallCap 600 Growth Index	3.64%	3.92%	7.28%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Growth	1.87%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HealthSpring, Inc.	1.5%
Salix Pharmaceuticals, Ltd.	1.2%
Questcor Pharmaceuticals, Inc.	1.1%
Mid-America Apartment Communities, Inc.	1.0%
ProAssurance Corp.	1.0%

S&P SmallCap 600 Growth Index – Composition

% of Index
Consumer Non-Cyclical	25%
Consumer Cyclical	16%
Technology	16%
Industrial	14%
Financial	12%
Communications	5%
Utilities	5%
Energy	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)          Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements  ::  ProFund VP Small-Cap Growth  ::  35

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (100.0%)

	Shares	Value
AAON, Inc. (Building Materials)	1,521	$31,165
Abaxis, Inc.* (Healthcare-Products)	3,549	98,201
Acadia Realty Trust (REIT)	4,563	91,899
Aerovironment, Inc.* (Aerospace/Defense)	3,042	95,732
Air Methods Corp.* (Healthcare-Services)	2,028	171,265
Align Technology, Inc.* (Healthcare-Products)	7,605	180,429
Allegiant Travel Co.* (Airlines)	2,535	135,217
ALLETE, Inc. (Electric)	2,535	106,419
AMCOL International Corp. (Mining)	2,535	68,065
American Public Education, Inc.* (Commercial Services)	3,042	131,658
American Science & Engineering, Inc. (Electronics)	1,521	103,595
American States Water Co. (Water)	3,042	106,166
American Vanguard Corp. (Chemicals)	1,521	20,290
AmSurg Corp.* (Healthcare-Services)	3,549	92,416
Analogic Corp. (Electronics)	2,028	116,245
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,056	142,650
Approach Resources, Inc.* (Oil & Gas)	4,563	134,198
Arbitron, Inc. (Commercial Services)	4,563	157,013
ArQule, Inc.* (Biotechnology)	9,126	51,471
Atlantic Tele-Network, Inc. (Telecommunications)	1,521	59,395
ATMI, Inc.* (Semiconductors)	2,535	50,776
AZZ, Inc. (Miscellaneous Manufacturing)	2,028	92,152
B&G Foods, Inc.—Class A (Food)	3,549	85,424
Badger Meter, Inc. (Electronics)	1,521	44,763
Balchem Corp. (Chemicals)	5,070	205,538
Bank of the Ozarks, Inc. (Banks)	2,535	75,112
Basic Energy Services, Inc.* (Oil & Gas Services)	1,521	29,964
Belden, Inc. (Electrical Components & Equipment)	3,042	101,238
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	2,535	41,244
BJ’s Restaurants, Inc.* (Retail)	4,056	183,818
Blackbaud, Inc. (Software)	7,098	196,615
Blue Coat Systems, Inc.* (Internet)	4,056	103,225
Blue Nile, Inc.* (Internet)	2,028	82,905
Blyth, Inc. (Household Products/Wares)	507	28,798
Boston Beer Co., Inc.—Class A* (Beverages)	1,521	165,120
Bottomline Technologies, Inc.* (Software)	4,056	93,978
Brooks Automation, Inc. (Semiconductors)	7,605	78,103
Brunswick Corp. (Leisure Time)	4,563	82,408
Buckeye Technologies, Inc. (Forest Products & Paper)	4,563	152,587
Buffalo Wild Wings, Inc.* (Retail)	3,042	205,365
Cabot Microelectronics Corp.* (Semiconductors)	3,549	167,690
CACI International, Inc.—Class A* (Computers)	4,563	255,163
Calavo Growers, Inc. (Food)	1,521	39,059
Calgon Carbon Corp.* (Environmental Control)	4,056	63,720
Cantel Medical Corp. (Healthcare-Products)	1,521	42,482
Capella Education Co.* (Commercial Services)	2,535	91,387
Cardtronics, Inc.* (Commercial Services)	4,563	123,475
Carter’s, Inc.* (Apparel)	8,619	343,122
Cascade Corp. (Machinery-Diversified)	507	23,915
Casey’s General Stores, Inc. (Retail)	6,591	339,502
Cash America International, Inc. (Retail)	5,070	236,414
CEC Entertainment, Inc. (Retail)	3,042	104,797
Centene Corp.* (Healthcare-Services)	5,577	220,793
Central Vermont Public Service Corp. (Electric)	1,014	35,591
CEVA, Inc.* (Semiconductors)	4,056	122,735
CH Energy Group, Inc. (Electric)	1,521	88,796
Chemed Corp. (Commercial Services)	3,549	181,744
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,014	35,804
Cirrus Logic, Inc.* (Semiconductors)	10,647	168,755
City Holding Co. (Banks)	1,014	34,364
Clearwater Paper Corp.* (Forest Products & Paper)	2,535	90,271
Cognex Corp. (Machinery-Diversified)	7,098	254,037
Coinstar, Inc.* (Retail)	5,070	231,395
Colonial Properties Trust (REIT)	4,056	84,608
Community Bank System, Inc. (Banks)	3,042	84,568
CommVault Systems, Inc.* (Software)	7,098	303,227
Computer Programs & Systems, Inc. (Software)	2,028	103,651
comScore, Inc.* (Internet)	5,577	118,232
Consolidated Graphics, Inc.* (Commercial Services)	1,014	48,956
Contango Oil & Gas Co.* (Oil & Gas)	2,028	117,989
CorVel Corp.* (Commercial Services)	1,014	52,434
Cracker Barrel Old Country Store, Inc. (Retail)	2,535	127,789
Crocs, Inc.* (Apparel)	5,577	82,372
CSG Systems International, Inc.* (Software)	3,549	52,206
Cubic Corp. (Aerospace/Defense)	2,535	110,501
Cubist Pharmaceuticals, Inc.* (Biotechnology)	10,140	401,747
Cyberonics, Inc.* (Healthcare-Products)	4,056	135,876
Cymer, Inc.* (Electronics)	5,070	252,283
Darling International, Inc.* (Environmental Control)	9,126	121,285
DealerTrack Holdings, Inc.* (Internet)	4,056	110,567
Deltic Timber Corp. (Forest Products & Paper)	2,028	122,471
Diamond Foods, Inc. (Food)	2,028	65,444
DineEquity, Inc.* (Retail)	2,535	107,002
Diodes, Inc.* (Semiconductors)	4,056	86,393
DTS, Inc.* (Home Furnishings)	3,042	82,864
Eagle Materials, Inc. (Building Materials)	2,535	65,048
EastGroup Properties, Inc. (REIT)	4,563	198,399
Ebix, Inc. (Software)	5,070	112,047
eHealth, Inc.* (Insurance)	2,535	37,265
El Paso Electric Co. (Electric)	4,056	140,500
Emergent Biosolutions, Inc.* (Biotechnology)	3,042	51,227
Encore Capital Group, Inc.* (Diversified Financial Services)	2,535	53,894
Entertainment Properties Trust (REIT)	4,056	177,288
Entropic Communications, Inc.* (Semiconductors)	14,703	75,132
Enzo Biochem, Inc.* (Biotechnology)	2,535	5,678
EPIQ Systems, Inc. (Software)	2,535	30,471
eResearchTechnology, Inc.* (Internet)	3,549	16,645
Exar Corp.* (Semiconductors)	7,605	49,433
Exponent, Inc.* (Engineering & Construction)	2,028	93,227
Extra Space Storage, Inc. (REIT)	7,605	184,269
EZCORP, Inc.—Class A* (Retail)	7,605	200,544
FARO Technologies, Inc.* (Electronics)	3,042	139,932
FEI Co.* (Electronics)	4,563	186,079
Financial Engines, Inc.* (Diversified Financial Services)	6,591	147,177

See accompanying notes to the financial statements.

36  ::  ProFund VP Small-Cap Growth  ::  Financial Statements

Common Stocks, continued

	Shares	Value
First Cash Financial Services, Inc.* (Retail)	5,070	$177,906
First Financial Bancorp (Banks)	4,563	75,928
First Financial Bankshares, Inc. (Banks)	3,042	101,694
Forrester Research, Inc.* (Commercial Services)	2,535	86,038
Forward Air Corp. (Transportation)	4,563	146,244
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,042	132,510
Fuller (H.B.) Co. (Chemicals)	3,549	82,017
General Communication, Inc.—Class A* (Telecommunications)	2,535	24,818
Genesco, Inc.* (Retail)	4,056	250,417
GeoResources, Inc.* (Oil & Gas)	3,549	104,021
Greatbatch, Inc.* (Healthcare-Products)	2,535	56,024
GT Advanced Technologies, Inc.* (Semiconductors)	21,294	154,169
Gulfport Energy Corp.* (Oil & Gas)	5,070	149,311
Haemonetics Corp.* (Healthcare-Products)	4,056	248,308
Hanmi Financial Corp.* (Banks)	1,521	11,255
Hawkins, Inc. (Chemicals)	1,521	56,064
Haynes International, Inc. (Metal Fabricate/Hardware)	1,521	83,047
Headwaters, Inc.* (Energy-Alternate Sources)	4,056	9,004
Healthcare Realty Trust, Inc. (REIT)	5,577	103,676
Healthcare Services Group, Inc. (Commercial Services)	7,098	125,564
HealthSpring, Inc.* (Healthcare-Services)	11,154	608,339
Heartland Express, Inc. (Transportation)	4,056	57,960
Heartland Payment Systems, Inc. (Commercial Services)	4,056	98,804
Helen of Troy, Ltd.* (Household Products/Wares)	3,042	93,389
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	1,521	59,152
Hibbett Sports, Inc.* (Retail)	4,563	206,156
Higher One Holdings, Inc.* (Diversified Financial Services)	5,070	93,491
Hillenbrand, Inc. (Commercial Services)	7,098	158,427
Hittite Microwave Corp.* (Semiconductors)	4,563	225,321
Home Bancshares, Inc. (Banks)	1,521	39,409
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,042	94,363
Hub Group, Inc.—Class A* (Transportation)	3,549	115,094
Iconix Brand Group, Inc.* (Apparel)	9,126	148,663
ICU Medical, Inc.* (Healthcare-Products)	2,028	91,260
iGATE Corp.* (Computers)	2,535	39,876
II-VI, Inc.* (Electronics)	9,126	167,553
Infinity Property & Casualty Corp. (Insurance)	2,028	115,069
InfoSpace, Inc.* (Internet)	6,591	72,435
Inland Real Estate Corp. (REIT)	4,056	30,866
Integra LifeSciences Holdings* (Healthcare-Products)	2,535	78,154
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,521	23,667
Interactive Intelligence Group, Inc.* (Software)	2,535	58,102
Interval Leisure Group, Inc.* (Leisure Time)	3,042	41,402
ION Geophysical Corp.* (Oil & Gas Services)	7,098	43,511
IPC The Hospitalist Co.* (Healthcare-Services)	2,535	115,900
iRobot Corp.* (Machinery-Diversified)	4,563	136,206
J & J Snack Foods Corp. (Food)	2,535	135,065
j2 Global, Inc. (Computers)	8,112	228,272
JDA Software Group, Inc.* (Software)	7,098	229,904
Jos. A. Bank Clothiers, Inc.* (Retail)	4,563	222,492
Kaman Corp. (Aerospace/Defense)	2,535	69,256
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	4,563	71,822
Kaydon Corp. (Metal Fabricate/Hardware)	2,028	61,854
Kensey Nash Corp. (Healthcare-Products)	1,014	19,459
Kilroy Realty Corp. (REIT)	5,070	193,015
Kirkland’s, Inc.* (Retail)	1,521	20,229
Knight Transportation, Inc. (Transportation)	4,563	71,365
Kopin Corp.* (Semiconductors)	5,577	21,639
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,521	52,262
Kraton Performance Polymers, Inc.* (Chemicals)	3,042	61,753
Kulicke & Soffa Industries, Inc.* (Semiconductors)	12,168	112,554
Landauer, Inc. (Commercial Services)	1,521	78,331
Lindsay Manufacturing Co. (Machinery-Diversified)	2,028	111,317
Liquidity Services, Inc.* (Internet)	3,549	130,958
Littelfuse, Inc. (Electrical Components & Equipment)	4,056	174,327
LivePerson, Inc.* (Computers)	8,112	101,806
Liz Claiborne, Inc.* (Retail)	8,112	70,007
LogMeIn, Inc.* (Telecommunications)	3,549	136,814
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,521	42,634
LTC Properties, Inc. (REIT)	2,535	78,230
Lufkin Industries, Inc. (Oil & Gas Services)	5,070	341,262
Lumber Liquidators Holdings, Inc.* (Retail)	3,042	53,722
Magellan Health Services, Inc.* (Healthcare-Services)	4,563	225,732
Maidenform Brands, Inc.* (Apparel)	2,028	37,112
Manhattan Associates, Inc.* (Computers)	3,549	143,664
MAXIMUS, Inc. (Commercial Services)	5,577	230,609
Measurement Specialties, Inc.* (Electronics)	1,521	42,527
Medifast, Inc.* (Commercial Services)	2,535	34,780
Mercury Computer Systems, Inc.* (Computers)	2,535	33,690
Meridian Bioscience, Inc. (Healthcare-Products)	4,056	76,415
Merit Medical Systems, Inc.* (Healthcare-Products)	4,056	54,269
Micrel, Inc. (Semiconductors)	5,070	51,258
Microsemi Corp.* (Semiconductors)	10,140	169,845
MicroStrategy, Inc.—Class A* (Software)	1,521	164,755
Mid-America Apartment Communities, Inc. (REIT)	6,591	412,267
Midas, Inc.* (Commercial Services)	1,014	8,710
MKS Instruments, Inc. (Semiconductors)	5,577	155,152
Monolithic Power Systems, Inc.* (Semiconductors)	3,042	45,843
Monotype Imaging Holdings, Inc.* (Software)	3,042	47,425
Monro Muffler Brake, Inc. (Commercial Services)	5,070	196,665
Moog, Inc.—Class A* (Aerospace/Defense)	5,070	222,725
MTS Systems Corp. (Computers)	2,535	103,301
Multimedia Games Holding Co., Inc.* (Entertainment)	1,521	12,077
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	2,028	134,740
Nanometrics, Inc.* (Semiconductors)	2,028	37,356
National Presto Industries, Inc. (Aerospace/Defense)	1,014	94,910
NCI Building Systems, Inc.* (Building Materials)	1,014	11,022
Neogen Corp.* (Pharmaceuticals)	4,056	124,276
NETGEAR, Inc.* (Telecommunications)	6,084	204,240

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Small-Cap Growth  ::  37

Common Stocks, continued

	Shares	Value
NetScout Systems, Inc.* (Computers)	5,577	$98,155
Neutral Tandem, Inc.* (Telecommunications)	3,549	37,939
New Jersey Resources Corp. (Gas)	3,549	174,611
Nolan Co.* (Media)	5,070	43,196
Northwest Natural Gas Co. (Gas)	2,535	121,503
NorthWestern Corp. (Electric)	3,042	108,873
NuVasive, Inc.* (Healthcare-Products)	7,098	89,364
Old Dominion Freight Line, Inc.* (Transportation)	5,577	226,036
Omnicell, Inc.* (Software)	2,535	41,878
Oplink Communications, Inc.* (Telecommunications)	2,028	33,401
OPNET Technologies, Inc. (Software)	2,535	92,958
Oritani Financial Corp. (Savings & Loans)	5,577	71,218
OSI Systems, Inc.* (Electronics)	3,549	173,120
Oxford Industries, Inc. (Apparel)	1,014	45,752
OYO Geospace Corp.* (Oil & Gas Services)	1,014	78,413
P.F. Chang’s China Bistro, Inc. (Retail)	2,028	62,685
PacWest Bancorp (Banks)	2,028	38,431
Papa John’s International, Inc.* (Retail)	3,042	114,623
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	4,563	149,347
PAREXEL International Corp.* (Commercial Services)	4,563	94,637
Park Electrochemical Corp. (Electronics)	1,521	38,968
Peet’s Coffee & Tea, Inc.* (Beverages)	2,028	127,115
Petroleum Development* (Oil & Gas)	1,521	53,402
Piedmont Natural Gas Co., Inc. (Gas)	5,577	189,506
Pioneer Drilling Co.* (Oil & Gas)	4,563	44,170
Pool Corp. (Distribution/Wholesale)	3,549	106,825
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	3,042	205,396
Post Properties, Inc. (REIT)	5,070	221,660
Power Integrations, Inc. (Semiconductors)	4,563	151,309
ProAssurance Corp. (Insurance)	5,070	404,687
Progress Software Corp.* (Software)	5,070	98,104
PS Business Parks, Inc. (REIT)	3,042	168,618
PSS World Medical, Inc.* (Healthcare-Products)	5,577	134,908
Quaker Chemical Corp. (Chemicals)	1,521	59,152
Quality Systems, Inc. (Software)	6,591	243,801
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	10,647	442,702
RightNow Technologies, Inc.* (Software)	4,056	173,313
RLI Corp. (Insurance)	3,042	221,640
Robbins & Myers, Inc. (Machinery-Diversified)	5,577	270,763
Rofin-Sinar Technologies, Inc.* (Electronics)	2,535	57,925
Rogers Corp.* (Electronics)	1,521	56,064
Rubicon Technology, Inc.* (Semiconductors)	3,042	28,564
Rue21, Inc.* (Retail)	2,535	54,756
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	10,140	485,199
Sanderson Farms, Inc. (Food)	3,042	152,495
Saul Centers, Inc. (REIT)	1,521	53,874
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	6,084	13,567
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,535	168,476
SEACOR SMIT, Inc.* (Oil & Gas Services)	3,549	315,719
Select Comfort Corp.* (Home Furnishings)	4,056	87,975
Shuffle Master, Inc.* (Entertainment)	4,056	47,536
Simpson Manufacturing Co., Inc. (Building Materials)	3,042	102,394
Smith Corp. (Miscellaneous Manufacturing)	3,042	122,045
Snyders-Lance, Inc. (Food)	3,549	79,852
SonoSite, Inc.* (Healthcare-Products)	2,535	136,535
Sourcefire, Inc.* (Internet)	5,070	164,167
South Jersey Industries, Inc. (Gas)	5,070	288,027
Southwest Gas Corp. (Gas)	3,549	150,797
Sovran Self Storage, Inc. (REIT)	2,535	108,168
Stamps.com, Inc.* (Internet)	2,028	52,992
Standard Microsystems Corp.* (Semiconductors)	1,521	39,196
Stepan Co. (Chemicals)	1,014	81,282
Steven Madden, Ltd.* (Apparel)	6,591	227,389
Stifel Financial Corp.* (Diversified Financial Services)	5,070	162,493
STR Holdings, Inc.* (Miscellaneous Manufacturing)	4,563	37,553
Stratasys, Inc.* (Computers)	2,535	77,089
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	3,042	101,785
Supertex, Inc.* (Semiconductors)	1,014	19,144
SurModics, Inc.* (Healthcare-Products)	1,014	14,865
Synaptics, Inc.* (Computers)	5,577	168,147
Synchronoss Technologies, Inc.* (Software)	4,563	137,848
Taleo Corp.—Class A* (Software)	7,098	274,622
Tanger Factory Outlet Centers, Inc. (REIT)	8,619	252,709
Teledyne Technologies, Inc.* (Aerospace/Defense)	6,084	333,707
TeleTech Holdings, Inc.* (Commercial Services)	1,521	24,640
Tennant Co. (Machinery-Diversified)	2,028	78,828
Tessera Technologies, Inc.* (Semiconductors)	5,577	93,415
Tetra Tech, Inc.* (Environmental Control)	6,084	131,354
Texas Capital Bancshares, Inc.* (Banks)	2,535	77,596
Texas Roadhouse, Inc. (Retail)	6,084	90,652
The Buckle, Inc. (Retail)	4,563	186,490
The Cato Corp.—Class A (Retail)	3,042	73,616
The Children’s Place Retail Stores, Inc.* (Retail)	4,056	215,455
The Ensign Group, Inc. (Healthcare-Services)	2,535	62,108
The Finish Line, Inc.—Class A (Retail)	4,563	87,997
The Hain Celestial Group, Inc.* (Food)	4,563	167,280
The Medicines Co.* (Biotechnology)	9,126	170,109
The Navigators Group, Inc.* (Insurance)	1,014	48,348
The Ryland Group, Inc. (Home Builders)	3,549	55,932
Tompkins Financial Corp. (Banks)	1,014	39,049
Toro Co. (Housewares)	5,070	307,546
TreeHouse Foods, Inc.* (Food)	6,084	397,772
TriQuint Semiconductor, Inc.* (Semiconductors)	16,224	79,011
True Religion Apparel, Inc.* (Apparel)	4,056	140,256
Tyler Technologies, Inc.* (Software)	4,056	122,126
UIL Holdings Corp. (Electric)	3,042	107,596
Ultratech Stepper, Inc.* (Semiconductors)	3,042	74,742
UMB Financial Corp. (Banks)	3,549	132,200
UniFirst Corp. (Textiles)	2,028	115,069
Unisource Energy Corp. (Electric)	3,549	131,029
United Natural Foods, Inc.* (Food)	5,070	202,851
Universal Health Realty Income Trust (REIT)	1,521	59,319
Universal Technical Institute, Inc.* (Commercial Services)	2,028	25,918
Urstadt Biddle Properties—Class A (REIT)	2,028	36,666
Veeco Instruments, Inc.* (Semiconductors)	6,591	137,093
ViaSat, Inc.* (Telecommunications)	7,098	327,360
Vicor Corp. (Electrical Components & Equipment)	1,521	12,107
ViroPharma, Inc.* (Pharmaceuticals)	11,661	319,395
Virtusa Corp.* (Computers)	1,521	22,024
Vitamin Shoppe, Inc.* (Retail)	5,070	202,192
Volterra Semiconductor Corp.* (Semiconductors)	4,056	103,874

See accompanying notes to the financial statements.

38  ::  ProFund VP Small-Cap Growth  ::  Financial Statements

Common Stocks, continued

	Shares	Value
Watts Water Technologies, Inc.—Class A (Electronics)	2,535	$86,722
WD-40 Co. (Household Products/Wares)	2,535	102,439
Websense, Inc.* (Internet)	6,591	123,449
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,549	134,685
Wolverine World Wide, Inc. (Apparel)	8,112	289,112
World Acceptance Corp.* (Diversified Financial Services)	2,535	186,322
Wright Express Corp.* (Commercial Services)	6,591	357,759
Zoll Medical Corp.* (Healthcare-Products)	3,549	224,226
Zumiez, Inc.* (Retail)	2,535	70,372
TOTAL COMMON STOCKS (Cost $32,016,552)		39,521,887
TOTAL INVESTMENT SECURITIES (Cost $32,016,552)—100.0%		39,521,887
Net other assets (liabilities)—NM		(7,950)
NET ASSETS—100.0%		$39,513,937

*                 Non-income producing security

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$926,831	2.3%
Airlines	135,217	0.3%
Apparel	1,313,778	3.3%
Banks	709,606	1.8%
Beverages	292,235	0.7%
Biotechnology	680,232	1.7%
Building Materials	209,629	0.5%
Chemicals	566,096	1.4%
Commercial Services	2,307,549	5.8%
Computers	1,271,187	3.2%
Cosmetics/Personal Care	23,667	0.1%
Distribution/Wholesale	241,565	0.6%
Diversified Financial Services	848,773	2.1%
Electric	718,804	1.8%
Electrical Components & Equipment	287,672	0.7%
Electronics	1,465,776	3.7%
Energy-Alternate Sources	9,004	NM
Engineering & Construction	93,227	0.2%
Entertainment	59,613	0.2%
Environmental Control	316,359	0.8%
Food	1,325,242	3.4%
Forest Products & Paper	605,627	1.5%
Gas	924,444	2.3%
Hand/Machine Tools	132,510	0.3%
Healthcare-Products	1,815,460	4.6%
Healthcare-Services	1,537,797	3.9%
Home Builders	55,932	0.1%
Home Furnishings	170,839	0.4%
Household Products/Wares	224,626	0.6%
Housewares	307,546	0.8%
Insurance	827,009	2.1%
Internet	975,575	2.5%
Leisure Time	123,810	0.3%
Machinery-Diversified	1,017,716	2.6%
Media	43,196	0.1%
Metal Fabricate/Hardware	180,705	0.5%
Mining	68,065	0.2%
Miscellaneous Manufacturing	448,431	1.1%
Oil & Gas	603,091	1.5%
Oil & Gas Services	903,232	2.3%
Pharmaceuticals	1,593,638	4.0%
REIT	2,455,531	6.2%
Retail	3,896,393	10.0%
Savings & Loans	71,218	0.2%
Semiconductors	2,498,502	6.4%
Software	2,577,031	6.6%
Telecommunications	823,967	2.1%
Textiles	115,069	0.3%
Transportation	616,699	1.6%
Water	106,166	0.3%
Other**	(7,950)	NM
Total	$39,513,937	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Small-Cap Growth  ::  39

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$32,016,552
Securities, at value	39,521,887
Total Investment Securities, at value	39,521,887
Dividends receivable	22,348
Receivable for capital shares issued	2,775
Receivable for investments sold	389,675
Prepaid expenses	162
TOTAL ASSETS	39,936,847

LIABILITIES:
Cash overdraft	19,360
Payable for capital shares redeemed	342,920
Advisory fees payable	14,488
Management services fees payable	1,932
Administration fees payable	1,229
Administrative services fees payable	9,781
Distribution fees payable	8,031
Trustee fees payable	2
Transfer agency fees payable	1,982
Fund accounting fees payable	2,742
Compliance services fees payable	203
Other accrued expenses	20,240
TOTAL LIABILITIES	422,910
NET ASSETS	$39,513,937

NET ASSETS CONSIST OF:
Capital	$37,057,654
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(5,049,052)
Net unrealized appreciation (depreciation) on investments	7,505,335
NET ASSETS	$39,513,937

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,362,487
Net Asset Value (offering and redemption price per share)	$29.00

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$283,716
Interest	22
TOTAL INVESTMENT INCOME	283,738

EXPENSES:
Advisory fees	312,155
Management services fees	41,620
Administration fees	17,547
Transfer agency fees	25,938
Administrative services fees	137,757
Distribution fees	104,052
Custody fees	48,298
Fund accounting fees	37,380
Trustee fees	841
Compliance services fees	411
Other fees	48,410
Total Gross Expenses before reductions	774,409
Less Expenses reduced by the Advisor	(75,182)
TOTAL NET EXPENSES	699,227
NET INVESTMENT INCOME (LOSS)	(415,489)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,594,997
Change in net unrealized appreciation/depreciation on investments	(3,889,948)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,294,951)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,710,440)

See accompanying notes to the financial statements.

40  ::  ProFund VP Small-Cap Growth  ::  Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(415,489)	$(169,627)
Net realized gains (losses) on investments	1,594,997	3,685,808
Change in net unrealized appreciation/depreciation on investments	(3,889,948)	1,390,688
Change in net assets resulting from operations	(2,710,440)	4,906,869
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(90,289)	—
Change in net assets resulting from distributions	(90,289)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	127,689,800	128,054,845 (a)
Dividends reinvested	90,289	—
Value of shares redeemed	(144,825,767)	(113,811,943)
Change in net assets resulting from capital transactions	(17,045,678)	14,242,902
Change in net assets	(19,846,407)	19,149,771
NET ASSETS:
Beginning of period	59,360,344	40,210,573
End of period	$39,513,937	$59,360,344
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	4,273,609	5,132,324
Reinvested	2,955	—
Redeemed	(4,982,961)	(4,825,397)
Change in shares	(706,397)	306,927

(a)          Amount includes $35,816 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Growth :: 41

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$28.69	$22.82		$18.53	$28.38	$32.53

Investment Activities:
Net investment income (loss)(a)	(0.30)	(0.13)		(0.20)	(0.26)	(0.42)
Net realized and unrealized gains (losses) on investments	0.67 (b)	5.97		5.03	(9.31)	1.93
Total income (loss) from investment activities	0.37	5.84		4.83	(9.57)	1.51
Capital Transactions:	—	0.03	(c)	—	—	—

Distributions to Shareholders From:
Net realized gains on investments	(0.06)	—		(0.54)	(0.28)	(5.66)

Net Asset Value, End of Period	$29.00	$28.69		$22.82	$18.53	$28.38

Total Return	1.28%	25.72	%(c)	26.17%	(34.03)%	4.06%

Ratios to Average Net Assets:
Gross expenses	1.86%	1.87%		1.91%	1.84%	1.73%
Net expenses	1.68%	1.68%		1.67%	1.63%	1.67%
Net investment income (loss)	(1.00)%	(0.51)%		(1.06)%	(1.05)%	(1.26)%

Supplemental Data:
Net assets, end of period (000’s)	$39,514	$59,360		$40,211	$25,418	$39,499
Portfolio turnover rate(d)	310%	351%		308%	398%	454%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would be lower.

(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

42 :: ProFund VP Asia 30 :: Management Discussion of Fund Performance

ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -27.00%. For the same period, the Index had a total return of -26.88%(1) and a volatility of 32.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Asia 30	-27.00%	-1.41%	7.40%
ProFunds Asia 30 Index	-26.88%	-1.33%	7.72%
MSCI AC Asia Pacific Free Excluding Japan Index	-15.38%	2.92%	11.78%

Expense Ratios**

Fund	Gross	Net
ProFund VP Asia 30	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BHP Billiton, Ltd.	5.9%
PetroChina Co., Ltd.	5.8%
China Unicom, Ltd.	5.6%
Melco Crown Entertainment, Ltd.	5.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%

ProFunds Asia 30 Index — Composition

Industry Breakdown	% of Index
Communications	30%
Basic Materials	13%
Energy	13%
Financial	11%
Consumer Cyclical	10%
Other	23%

Country Breakdown
China	42%
Hong Kong	16%
India	15%
South Korea	14%
Taiwan	7%
Australia	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
(3)	The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region of the country of Japan.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Asia 30 :: 43

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (100.0%)

	Shares	Value
AU Optronics Corp.ADR (Electronics)	157,584	$680,763
Baidu, Inc.ADR* (Internet)	13,467	1,568,501
BHP Billiton, Ltd.ADR (Mining)	33,165	2,342,444
China Life Insurance Co., Ltd.ADR (Insurance)	47,838	1,768,571
China Mobile, Ltd.ADR (Telecommunications)	40,200	1,949,298
China Unicom, Ltd.ADR (Telecommunications)	104,721	2,212,755
CNOOC, Ltd.ADR (Oil & Gas)	10,653	1,860,866
Ctrip.com International, Ltd.ADR* (Internet)	32,160	752,544
Focus Media Holding, Ltd.ADR* (Advertising)	58,692	1,143,907
HDFC Bank, Ltd.ADR (Banks)	53,265	1,399,804
Home Inns & Hotels Management, Inc.ADR* (Lodging)	42,210	1,089,018
ICICI Bank, Ltd.ADR (Banks)	39,396	1,041,236
Infosys Technologies, Ltd.ADR (Computers)	32,361	1,662,708
JA Solar Holdings Co., Ltd.ADR (Energy-Alternate Sources)	171,453	229,747
KT Corp.ADR* (Telecommunications)	91,455	1,430,356
LDK Solar Co., Ltd.ADR* (Energy-Alternate Sources)	116,781	489,312
LG. Philips LCD Co., Ltd.ADR (Electronics)	95,475	1,005,352
Melco Crown Entertainment, Ltd.ADR* (Lodging)	227,532	2,188,858
Mindray Medical International, Ltd.ADR (Healthcare-Products)	52,260	1,339,946
Netease.com, Inc.ADR* (Internet)	35,979	1,613,658
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	53,064	1,276,189
PetroChina Co., Ltd.ADR (Oil & Gas)	18,492	2,298,741
POSCOADR (Iron/Steel)	25,527	2,095,767
SK Telecom Co., Ltd.ADR (Telecommunications)	75,978	1,034,061
Sterlite Industries (India), Ltd.ADR (Mining)	103,917	720,145
Suntech Power Holdings Co., Ltd.ADR* (Electrical Components & Equipment)	161,805	357,589
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	167,433	2,161,560
Tata Motors, Ltd.ADR (Auto Manufacturers)	54,471	920,560
Trina Solar, Ltd.ADR* (Energy-Alternate Sources)	57,285	382,664
Yingli Green Energy Holding Co., Ltd.ADR* (Electrical Components & Equipment)	127,635	485,013
TOTAL COMMON STOCKS (Cost $25,937,674)		39,501,933

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $41,000	$41,000	$41,000
TOTAL REPURCHASE AGREEMENTS (Cost $41,000)		41,000
TOTAL INVESTMENT SECURITIES (Cost $25,978,674)—100.1%		39,542,933
Net other assets (liabilities)—(0.1)%		(21,861)
NET ASSETS—100.0%		$39,521,072

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$1,143,907	2.9%
Auto Manufacturers	920,560	2.3%
Banks	2,441,040	6.2%
Commercial Services	1,276,189	3.2%
Computers	1,662,708	4.2%
Electrical Components & Equipment	842,602	2.1%
Electronics	1,686,115	4.3%
Energy-Alternate Sources	1,101,723	2.8%
Healthcare-Products	1,339,946	3.4%
Insurance	1,768,571	4.5%
Internet	3,934,703	10.0%
Iron/Steel	2,095,767	5.3%
Lodging	3,277,876	8.3%
Mining	3,062,589	7.7%
Oil & Gas	4,159,607	10.5%
Semiconductors	2,161,560	5.5%
Telecommunications	6,626,470	16.8%
Other**	19,139	NM
Total	$39,521,072	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2011:

	Value	% of Net Assets
Australia	$2,342,444	5.9%
China	16,656,266	42.2%
Hong Kong	6,350,911	16.1%
India	5,744,453	14.5%
South Korea	5,565,536	14.1%
Taiwan	2,842,323	7.2%
Other**	19,139	NM
Total	$39,521,072	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

44 :: ProFund VP Asia 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$25,978,674
Securities, at value	39,501,933
Repurchase agreements, at value	41,000
Total Investment Securities, at value	39,542,933
Cash	277
Dividends receivable	90,879
Receivable for capital shares issued	387,642
Prepaid expenses	293
TOTAL ASSETS	40,022,024

LIABILITIES:
Payable for capital shares redeemed	4,686
Payable for investments purchased	393,133
Advisory fees payable	18,293
Management services fees payable	2,439
Administration fees payable	1,622
Administrative services fees payable	17,403
Distribution fees payable	17,056
Trustee fees payable	3
Transfer agency fees payable	2,616
Fund accounting fees payable	3,620
Compliance services fees payable	346
Other accrued expenses	39,735
TOTAL LIABILITIES	500,952
NET ASSETS	$39,521,072

NET ASSETS CONSIST OF:
Capital	$37,265,562
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(11,308,749)
Net unrealized appreciation (depreciation) on investments	13,564,259
NET ASSETS	$39,521,072

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	936,711
Net Asset Value (offering and redemption price per share)	$42.19

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,065,855
Interest	45
Foreign tax withholding	(126,339)
TOTAL INVESTMENT INCOME	939,561

EXPENSES:
Advisory fees	513,541
Management services fees	68,472
Administration fees	29,562
Transfer agency fees	43,516
Administrative services fees	188,015
Distribution fees	171,180
Custody fees	37,969
Fund accounting fees	59,079
Trustee fees	1,526
Compliance services fees	734
Other fees	104,330
Total Gross Expenses before reductions	1,217,924
Less Expenses reduced by the Advisor	(67,591)
TOTAL NET EXPENSES	1,150,333
NET INVESTMENT INCOME (LOSS)	(210,772)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,839,670
Change in net unrealized appreciation/depreciation on investments	(20,835,022)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(18,995,352)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,206,124)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 45

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(210,772)	$26,280
Net realized gains (losses) on investments	1,839,670	17,742,326
Change in net unrealized appreciation/depreciation on investments	(20,835,022)	(12,227,584)
Change in net assets resulting from operations	(19,206,124)	5,541,022
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,280)	(72,405)
Net realized gains on investments	(4,423,387)	—
Change in net assets resulting from distributions	(4,449,667)	(72,405)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	60,163,280	151,009,723
Dividends reinvested	4,449,667	72,405
Value of shares redeemed	(100,759,808)	(174,074,537)
Change in net assets resulting from capital transactions	(36,146,861)	(22,992,409)
Change in net assets	(59,802,652)	(17,523,792)
NET ASSETS:
Beginning of period	99,323,724	116,847,516
End of period	$39,521,072	$99,323,724
Accumulated net investment income (loss)	$—	$26,280
SHARE TRANSACTIONS:
Issued	1,123,107	2,648,281
Reinvested	74,397	1,351
Redeemed	(1,885,747)	(3,200,589)
Change in shares	(688,243)	(550,957)

See accompanying notes to the financial statements.

46 :: ProFund VP Asia 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$61.12	$53.70	$39.35	$90.97	$61.61

Investment Activities:
Net investment income (loss)(a)	(0.17)	0.02	0.04	0.52	0.32
Net realized and unrealized gains (losses) on investments	(15.32)	7.44	21.02	(44.39)	29.10
Total income (loss) from investment activities	(15.49)	7.46	21.06	(43.87)	29.42

Distributions to Shareholders From:
Net investment income	(0.02)	(0.04)	(0.47)	(0.58)	(0.06)
Net realized gains on investments	(3.42)	—	(6.24)	(7.17)	—
Total distributions	(3.44)	(0.04)	(6.71)	(7.75)	(0.06)

Net Asset Value, End of Period	$42.19	$61.12	$53.70	$39.35	$90.97

Total Return	(27.00)%	13.91%	54.20%	(50.82)%	47.74%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.74%	1.78%	1.69%	1.65%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.60%
Net investment income (loss)	(0.31)%	0.03%	0.08%	0.76%	0.42%

Supplemental Data:
Net assets, end of period (000’s)	$39,521	$99,324	$116,848	$57,071	$257,274
Portfolio turnover rate(b)	50%	158%	191%	177%	214%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Europe 30 :: 47

ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index(1) (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -8.88%. For the same period, the Index had a price return of -11.25%(2) and a volatility of 31.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. Dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2011, the Fund invested in futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Europe 30	-8.88%	-4.51%	1.73%
ProFunds Europe 30 Index	-11.25%	-5.84%	0.90%
Dow Jones STOXX 50 Index	-19.74%	-11.14%	-1.11%

Expense Ratios**

Fund	Gross	Net
ProFund VP Europe 30	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Futures Contracts	6%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC - Class A	5.0%
BHP Billiton PLC	4.8%
Vodafone Group PLC	4.8%
HSBC Holdings PLC	4.5%
BP PLC	3.9%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Consumer Non-Cyclical	23%
Energy	22%
Communications	13%
Technology	12%
Basic Materials	11%
Other	19%

Country Breakdown
United Kingdom	41%
Netherlands	16%
Germany	8%
France	7%
Spain	6%
Other	22%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)  Prior to September 4, 2001, Europe 30 ProFund was named “UltraEurope ProFund” and sought daily investment results, that corresponded to twice (2x) the daily performance of the ProFunds Europe Index (PEI). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the Deutsche Aktienindex and the CAC-40.

(2)  The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(4)  The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: ProFund VP Europe 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (94.1%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	11,968	$729,928
ArcelorMittalNYS (Iron/Steel)	22,032	400,762
ARM Holdings PLCADR (Semiconductors)	31,008	857,991
ASML Holding N.V.NYS (Semiconductors)	17,408	727,480
AstraZeneca PLCADR (Pharmaceuticals)	12,784	591,771
Banco Santander S.A.ADR (Banks)	82,144	617,723
Barclays PLCADR (Banks)	42,160	463,338
BHP Billiton PLCADR (Mining)	18,224	1,064,099
BP PLCADR (Oil & Gas)	20,400	871,896
Diageo PLCADR (Beverages)	7,616	665,791
Eni SpAADR (Oil & Gas)	10,336	426,567
Ensco PLCADR (Oil & Gas)	10,880	510,490
GlaxoSmithKline PLCADR (Pharmaceuticals)	15,776	719,859
HSBC Holdings PLCADR (Banks)	25,840	984,504
ING Groep N.V.ADR* (Insurance)	36,448	261,332
Koninklijke Phillips Electronics N.V.NYS (Electronics)	20,944	438,777
Nokia, Corp.ADR (Telecommunications)	66,096	318,583
Rio Tinto PLCADR (Mining)	17,136	838,293
Royal Dutch Shell PLC—Class AADR (Oil & Gas)	15,232	1,113,307
Sanofi-AventisADR (Pharmaceuticals)	18,496	675,844
SAP AGADR (Software)	15,776	835,339
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	6,256	649,999
Siemens AGADR (Miscellaneous Manufacturing)	8,704	832,190
Statoil ASAADR (Oil & Gas)	27,472	703,558
Telefonaktiebolaget LM EricssonADR (Telecommunications)	63,648	644,754
Telefonica S.A.ADR (Telecommunications)	41,616	715,379
Tenaris S.A.ADR (Metal Fabricate/Hardware)	14,416	535,987
Total S.A.ADR (Oil & Gas)	16,320	834,115
Unilever N.V.NYS (Food)	20,400	701,148
Vodafone Group PLCADR (Telecommunications)	37,536	1,052,134
TOTAL COMMON STOCKS (Cost $15,399,301)		20,782,938

Repurchase Agreements(a) (5.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $1,204,000	$1,204,000	$1,204,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,204,000)		1,204,000
TOTAL INVESTMENT SECURITIES (Cost $16,603,301)—99.5%		21,986,938
Net other assets (liabilities)—0.5%		106,294
NET ASSETS—100.0%		$22,093,232

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,377,200)	22	$23,886

ProFund VP Europe 30 invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Banks	$2,065,565	9.3%
Beverages	1,395,719	6.3%
Electronics	438,777	2.0%
Food	701,148	3.2%
Insurance	261,332	1.2%
Iron/Steel	400,762	1.8%
Metal Fabricate/Hardware	535,987	2.4%
Mining	1,902,392	8.6%
Miscellaneous Manufacturing	832,190	3.8%
Oil & Gas	4,459,933	20.2%
Pharmaceuticals	2,637,473	11.9%
Semiconductors	1,585,471	7.2%
Software	835,339	3.8%
Telecommunications	2,730,850	12.4%
Other**	1,310,294	5.9%
Total	$22,093,232	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2011:

	Value	% of Net Assets
Belgium	$729,928	3.3%
Finland	318,583	1.4%
France	1,509,959	6.9%
Germany	1,667,529	7.6%
Ireland	649,999	2.9%
Italy	426,567	1.9%
Luxembourg	936,749	4.2%
Netherlands	3,242,044	14.7%
Norway	703,558	3.2%
Spain	1,333,102	6.0%
Sweden	644,754	2.9%
United Kingdom	8,620,166	39.1%
Other**	1,310,294	5.9%
Total	$22,093,232	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 49

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$16,603,301
Securities, at value	20,782,938
Repurchase agreements, at value	1,204,000
Total Investment Securities, at value	21,986,938
Cash	712
Segregated cash balances with brokers	106,645
Dividends and interest receivable	85,748
Prepaid expenses	187
TOTAL ASSETS	22,180,230
LIABILITIES:
Payable for capital shares redeemed	16,317
Variation margin on futures contracts	5,775
Advisory fees payable	3,169
Management services fees payable	423
Administration fees payable	939
Administrative services fees payable	11,248
Distribution fees payable	9,891
Trustee fees payable	2
Transfer agency fees payable	1,515
Fund accounting fees payable	2,096
Compliance services fees payable	184
Other accrued expenses	35,439
TOTAL LIABILITIES	86,998
NET ASSETS	$22,093,232
NET ASSETS CONSIST OF:
Capital	$31,946,175
Accumulated net investment income (loss)	810,929
Accumulated net realized gains (losses) on investments	(16,071,395)
Net unrealized appreciation (depreciation) on investments	5,407,523
NET ASSETS	$22,093,232
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,150,373
Net Asset Value (offering and redemption price per share)	$19.21

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,711,958
Interest	209
Foreign tax withholding	(213,165)
TOTAL INVESTMENT INCOME	1,499,002
EXPENSES:
Advisory fees	307,175
Management services fees	40,956
Administration fees	17,516
Transfer agency fees	25,774
Administrative services fees	122,691
Distribution fees	102,392
Custody fees	8,359
Fund accounting fees	34,998
Trustee fees	911
Compliance services fees	407
Printing fees	46,222
Other fees	26,987
Total Gross Expenses before reductions	734,388
Less Expenses reduced by the Advisor	(46,315)
TOTAL NET EXPENSES	688,073
NET INVESTMENT INCOME (LOSS)	810,929
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,376,784)
Net realized gains (losses) on futures contracts	95,943
Change in net unrealized appreciation/depreciation on investments	(4,610,972)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(5,891,813)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,080,884)

See accompanying notes to the financial statements.

50 :: ProFund VP Europe 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$810,929	$429,486
Net realized gains (losses) on investments	(1,280,841)	3,711,963
Change in net unrealized appreciation/depreciation on investments	(4,610,972)	(5,963,084)
Change in net assets resulting from operations	(5,080,884)	(1,821,635)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(429,485)	(807,118)
Change in net assets resulting from distributions	(429,485)	(807,118)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	64,478,773	75,031,502
Dividends reinvested	429,485	807,118
Value of shares redeemed	(85,574,908)	(87,555,070)
Change in net assets resulting from capital transactions	(20,666,650)	(11,716,450)
Change in net assets	(26,177,019)	(14,345,203)
NET ASSETS:
Beginning of period	48,270,251	62,615,454
End of period	$22,093,232	$48,270,251
Accumulated net investment income (loss)	$810,929	$429,485
SHARE TRANSACTIONS:
Issued	2,939,049	3,750,046
Reinvested	18,804	39,476
Redeemed	(4,076,424)	(4,494,054)
Change in shares	(1,118,571)	(704,532)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Europe 30 :: 51

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$21.27	$21.06	$16.32	$35.53	$31.99

Investment Activities:
Net investment income (loss)(a)	0.43	0.19	0.27	0.60	0.31
Net realized and unrealized gains (losses) on investments	(2.29)	0.35 (b)	4.99	(14.76)	4.33
Total income (loss) from investment activities	(1.86)	0.54	5.26	(14.16)	4.64

Distributions to Shareholders From:
Net investment income	(0.20)	(0.33)	(0.52)	(0.63)	(0.78)
Net realized gains on investments	—	—	—	(4.42)	(0.32)
Total distributions	(0.20)	(0.33)	(0.52)	(5.05)	(1.10)

Net Asset Value, End of Period	$19.21	$21.27	$21.06	$16.32	$35.53

Total Return	(8.88)%	2.63%	32.30%	(44.00)%	14.58%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.71%	1.78%	1.70%	1.66%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.61%
Net investment income (loss)	1.98%	0.95%	1.48%	2.12%	0.88%

Supplemental Data:
Net assets, end of period (000’s)	$22,093	$48,270	$62,615	$31,407	$131,721
Portfolio turnover rate(c)	116%	180%	150%	160%	280%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

52 :: ProFund VP Financials :: Management Discussion of Fund Performance

ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -13.83%. For the same period, the Index had a return of -12.84%(1) and a volatility of 32.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Financials	-13.83%	-15.15%	-4.21%
Dow Jones U.S. Financials Index	-12.84%	-14.02%	-2.39%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Financials	1.80%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	6.8%
J.P. Morgan Chase & Co.	6.3%
Citigroup, Inc.	3.8%
Berkshire Hathaway, Inc.—Class B	3.7%
Bank of America Corp.	2.8%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	32%
General Financial	24%
Real Estate Investment Trusts	21%
Nonlife Insurance	17%
Life Insurance	5%
Real Estate Investment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Financials :: 53

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.4%)

	Shares	Value
ACE, Ltd. (Insurance)	3,015	$211,412
Affiliated Managers Group, Inc.* (Diversified Financial Services)	335	32,143
AFLAC, Inc. (Insurance)	4,355	188,397
Alexandria Real Estate Equities, Inc. (REIT)	670	46,210
Allied World Assurance Co. Holdings, Ltd. (Insurance)	335	21,082
Allstate Corp. (Insurance)	4,355	119,371
American Campus Communities, Inc. (REIT)	670	28,113
American Capital Agency Corp. (REIT)	2,010	56,441
American Express Co. (Diversified Financial Services)	9,380	442,455
American Financial Group, Inc. (Insurance)	670	24,716
American International Group, Inc.* (Insurance)	4,020	93,264
American Tower Corp. (Telecommunications)	3,685	221,137
Ameriprise Financial, Inc. (Diversified Financial Services)	2,010	99,776
Annaly Mortgage Management, Inc. (REIT)	8,710	139,012
AON Corp. (Insurance)	3,015	141,102
Apartment Investment and Management Co.—Class A (REIT)	1,005	23,025
Arch Capital Group, Ltd.* (Insurance)	1,340	49,888
Argo Group International Holdings, Ltd. (Insurance)	335	9,702
Arthur J. Gallagher & Co. (Insurance)	1,005	33,607
Aspen Insurance Holdings, Ltd. (Insurance)	670	17,755
Associated Banc-Corp. (Banks)	1,675	18,710
Assurant, Inc. (Insurance)	1,005	41,265
Assured Guaranty, Ltd. (Insurance)	1,675	22,009
Astoria Financial Corp. (Savings & Loans)	670	5,688
Avalonbay Communities, Inc. (REIT)	1,005	131,253
Axis Capital Holdings, Ltd. (Insurance)	1,005	32,120
BancorpSouth, Inc. (Banks)	670	7,383
Bank of America Corp. (Banks)	90,450	502,902
Bank of Hawaii Corp. (Banks)	335	14,904
Bank of New York Mellon Corp. (Banks)	11,055	220,105
BB&T Corp. (Banks)	6,030	151,775
Berkshire Hathaway, Inc.—Class B* (Insurance)	8,710	664,573
BioMed Realty Trust, Inc. (REIT)	1,340	24,227
BlackRock, Inc. (Diversified Financial Services)	1,005	179,131
BOK Financial Corp. (Banks)	335	18,402
Boston Properties, Inc. (REIT)	1,340	133,464
Brandywine Realty Trust (REIT)	1,340	12,730
BRE Properties, Inc.—Class A (REIT)	670	33,822
Brookfield Properties Corp. (Real Estate)	2,345	36,676
Brown & Brown, Inc. (Insurance)	1,005	22,743
Camden Property Trust (REIT)	670	41,701
Capital One Financial Corp. (Banks)	4,020	170,006
CapitalSource, Inc. (Banks)	2,345	15,712
Capitol Federal Financial, Inc. (Savings & Loans)	1,340	15,464
Cash America International, Inc. (Retail)	335	15,621
Cathay Bancorp, Inc. (Banks)	670	10,003
CBL & Associates Properties, Inc. (REIT)	1,340	21,038
CBOE Holdings, Inc. (Diversified Financial Services)	670	17,326
CBRE Group, Inc.—Class A* (Real Estate)	2,680	40,790
Chimera Investment Corp. (REIT)	9,045	22,703
Chubb Corp. (Insurance)	2,345	162,321
Cincinnati Financial Corp. (Insurance)	1,340	40,816
CIT Group, Inc.* (Banks)	1,675	58,407
Citigroup, Inc. (Banks)	26,130	687,480
City National Corp. (Banks)	335	14,800
CME Group, Inc. (Diversified Financial Services)	670	163,259
CNO Financial Group, Inc.* (Insurance)	2,010	12,683
Colonial Properties Trust (REIT)	670	13,976
Comerica, Inc. (Banks)	1,675	43,215
Commerce Bancshares, Inc. (Banks)	670	25,540
CommonWealth REIT (REIT)	670	11,149
Corporate Office Properties Trust (REIT)	670	14,244
Cullen/Frost Bankers, Inc. (Banks)	670	35,450
DCT Industrial Trust, Inc. (REIT)	2,345	12,006
DDR Corp. (REIT)	2,010	24,462
Delphi Financial Group, Inc.—Class A (Insurance)	335	14,841
DiamondRock Hospitality Co. (REIT)	1,675	16,147
Digital Realty Trust, Inc. (REIT)	1,005	67,003
Discover Financial Services (Diversified Financial Services)	5,025	120,600
Douglas Emmett, Inc. (REIT)	1,005	18,331
Duke Realty Corp. (REIT)	2,345	28,257
DuPont Fabros Technology, Inc. (REIT)	670	16,227
E*TRADE Financial Corp.* (Diversified Financial Services)	2,345	18,666
East West Bancorp, Inc. (Banks)	1,340	26,465
EastGroup Properties, Inc. (REIT)	335	14,566
Eaton Vance Corp. (Diversified Financial Services)	1,005	23,758
Endurance Specialty Holdings, Ltd. (Insurance)	335	12,814
Entertainment Properties Trust (REIT)	335	14,643
Equifax, Inc. (Commercial Services)	1,005	38,934
Equity Lifestyle Properties, Inc. (REIT)	335	22,341
Equity Residential (REIT)	2,680	152,840
Erie Indemnity Co.—Class A (Insurance)	335	26,184
Essex Property Trust, Inc. (REIT)	335	47,071
Everest Re Group, Ltd. (Insurance)	335	28,170
Extra Space Storage, Inc. (REIT)	1,005	24,351
EZCORP, Inc.—Class A* (Retail)	335	8,834
F.N.B. Corp. (Banks)	1,005	11,367
Federal Realty Investment Trust (REIT)	670	60,802
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,005	15,226
Fidelity National Title Group, Inc.—Class A (Insurance)	2,010	32,019
Fifth Third Bancorp (Banks)	8,375	106,530
First American Financial Corp. (Insurance)	1,005	12,733
First Financial Bankshares, Inc. (Banks)	335	11,199
First Horizon National Corp. (Banks)	2,345	18,763
First Midwest Bancorp, Inc. (Banks)	670	6,787
First Niagara Financial Group, Inc. (Savings & Loans)	2,680	23,128
First Republic Bank* (Banks)	670	20,509
FirstMerit Corp. (Banks)	1,005	15,206
Forest City Enterprises, Inc.—Class A* (Real Estate)	1,340	15,839
Franklin Resources, Inc. (Diversified Financial Services)	1,340	128,720

See accompanying notes to the financial statements.

54 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
Franklin Street Properties Corp. (REIT)	670	$6,667
Fulton Financial Corp. (Banks)	1,675	16,432
General Growth Properties, Inc. (REIT)	3,350	50,317
Genworth Financial, Inc.—Class A* (Insurance)	4,355	28,525
Glacier Bancorp, Inc. (Banks)	670	8,060
Greenhill & Co., Inc. (Diversified Financial Services)	335	12,184
Hancock Holding Co. (Banks)	670	21,420
Hanover Insurance Group, Inc. (Insurance)	335	11,708
Hartford Financial Services Group, Inc. (Insurance)	4,020	65,325
Hatteras Financial Corp. (REIT)	670	17,668
HCC Insurance Holdings, Inc. (Insurance)	1,005	27,637
HCP, Inc. (REIT)	3,685	152,670
Health Care REIT, Inc. (REIT)	1,675	91,338
Healthcare Realty Trust, Inc. (REIT)	670	12,455
Highwoods Properties, Inc. (REIT)	670	19,879
Home Properties, Inc. (REIT)	335	19,286
Horace Mann Educators Corp. (Insurance)	335	4,593
Hospitality Properties Trust (REIT)	1,005	23,095
Host Hotels & Resorts, Inc. (REIT)	6,365	94,011
Hudson City Bancorp, Inc. (Savings & Loans)	4,355	27,219
Huntington Bancshares, Inc. (Banks)	7,705	42,300
IBERIABANK Corp. (Banks)	335	16,515
IntercontinentalExchange, Inc.* (Diversified Financial Services)	670	80,768
International Bancshares Corp. (Banks)	670	12,284
Invesco Mortgage Capital, Inc. (REIT)	1,005	14,120
Invesco, Ltd. (Diversified Financial Services)	4,020	80,762
J.P. Morgan Chase & Co. (Banks)	34,170	1,136,152
Janus Capital Group, Inc. (Diversified Financial Services)	1,675	10,569
Jefferies Group, Inc. (Diversified Financial Services)	1,340	18,425
Jones Lang LaSalle, Inc. (Real Estate)	335	20,522
Kemper Corp. (Insurance)	335	9,785
KeyCorp (Banks)	8,375	64,404
Kilroy Realty Corp. (REIT)	670	25,507
Kimco Realty Corp. (REIT)	3,685	59,844
LaSalle Hotel Properties (REIT)	670	16,221
Legg Mason, Inc. (Diversified Financial Services)	1,340	32,227
Lexington Realty Trust (REIT)	1,340	10,037
Liberty Property Trust (REIT)	1,005	31,034
Lincoln National Corp. (Insurance)	2,680	52,046
Loews Corp. (Insurance)	3,015	113,515
M&T Bank Corp. (Banks)	1,005	76,722
Mack-Cali Realty Corp. (REIT)	670	17,882
Marsh & McLennan Cos., Inc. (Insurance)	4,690	148,298
MasterCard, Inc.—Class A (Commercial Services)	1,005	374,684
MB Financial, Inc. (Banks)	335	5,729
MBIA, Inc.* (Insurance)	1,340	15,531
Mercury General Corp. (Insurance)	335	15,283
MetLife, Inc. (Insurance)	7,370	229,797
MFA Financial, Inc. (REIT)	3,350	22,512
Mid-America Apartment Communities, Inc. (REIT)	335	20,954
Montpelier Re Holdings, Ltd. (Insurance)	670	11,893
Moody’s Corp. (Commercial Services)	1,675	56,414
Morgan Stanley Dean Witter & Co. (Banks)	12,060	182,468
MSCI, Inc.—Class A* (Software)	1,005	33,095
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,340	32,843
National Penn Bancshares, Inc. (Banks)	1,005	8,482
National Retail Properties, Inc. (REIT)	1,005	26,512
New York Community Bancorp (Savings & Loans)	4,020	49,727
Northern Trust Corp. (Banks)	2,010	79,717
NYSE Euronext (Diversified Financial Services)	2,345	61,204
Old National Bancorp (Banks)	1,005	11,708
Old Republic International Corp. (Insurance)	2,345	21,738
OMEGA Healthcare Investors, Inc. (REIT)	1,005	19,447
PacWest Bancorp (Banks)	335	6,348
PartnerRe, Ltd. (Insurance)	670	43,021
People’s United Financial, Inc. (Savings & Loans)	3,350	43,047
Piedmont Office Realty Trust, Inc.—Class A (REIT)	1,675	28,542
Platinum Underwriters Holdings, Ltd. (Insurance)	335	11,427
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,340	48,990
PNC Financial Services Group (Banks)	4,690	270,472
Popular, Inc.* (Banks)	9,045	12,573
Post Properties, Inc. (REIT)	335	14,646
Potlatch Corp. (REIT)	335	10,422
Principal Financial Group, Inc. (Insurance)	2,680	65,928
PrivateBancorp, Inc. (Banks)	670	7,357
ProAssurance Corp. (Insurance)	335	26,740
Progressive Corp. (Insurance)	5,360	104,574
Prologis, Inc. (REIT)	4,020	114,932
Prosperity Bancshares, Inc. (Banks)	335	13,517
Protective Life Corp. (Insurance)	670	15,115
Provident Financial Services, Inc. (Savings & Loans)	670	8,971
Prudential Financial, Inc. (Insurance)	4,355	218,273
Public Storage, Inc. (REIT)	1,340	180,176
Raymond James Financial Corp. (Diversified Financial Services)	1,005	31,115
Rayonier, Inc. (REIT)	1,005	44,853
Realty Income Corp. (REIT)	1,340	46,846
Redwood Trust, Inc. (REIT)	670	6,821
Regency Centers Corp. (REIT)	670	25,205
Regions Financial Corp. (Banks)	11,390	48,977
Reinsurance Group of America, Inc. (Insurance)	670	35,007
RenaissanceRe Holdings (Insurance)	335	24,914
SEI Investments Co. (Commercial Services)	1,340	23,249
Selective Insurance Group, Inc. (Insurance)	335	5,940
Senior Housing Properties Trust (REIT)	1,340	30,070
Signature Bank* (Banks)	335	20,097
Simon Property Group, Inc. (REIT)	2,680	345,559
SL Green Realty Corp. (REIT)	670	44,649
SLM Corp. (Diversified Financial Services)	4,690	62,846
St. Joe Co.* (Real Estate)	670	9,822
StanCorp Financial Group, Inc. (Insurance)	335	12,311
Starwood Property Trust, Inc. (REIT)	1,005	18,603
State Street Corp. (Banks)	4,355	175,550
Stifel Financial Corp.* (Diversified Financial Services)	335	10,737
Sunstone Hotel Investors, Inc.* (REIT)	1,005	8,191
SunTrust Banks, Inc. (Banks)	4,690	83,013
Susquehanna Bancshares, Inc. (Banks)	1,340	11,229
SVB Financial Group* (Banks)	335	15,976
Synovus Financial Corp. (Banks)	6,700	9,447
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,345	133,548
Tanger Factory Outlet Centers, Inc. (REIT)	670	19,644

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 55

Common Stocks, continued

	Shares		Value
Taubman Centers, Inc. (REIT)	670		$41,607
TCF Financial Corp. (Banks)	1,340		13,829
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,010		31,456
TFS Financial Corp.* (Savings & Loans)	670		6,003
The Charles Schwab Corp. (Diversified Financial Services)	9,380		105,619
The Goldman Sachs Group, Inc. (Banks)	3,685		333,235
The Howard Hughes Corp.* (Real Estate)	335		14,797
The Macerich Co. (REIT)	1,340		67,804
The Travelers Cos., Inc. (Insurance)	3,685		218,041
Torchmark Corp. (Insurance)	1,005		43,607
Tower Group, Inc. (Insurance)	335		6,757
Transatlantic Holdings, Inc. (Insurance)	670		36,669
Trustmark Corp. (Banks)	670		16,274
U.S. Bancorp (Banks)	17,085		462,149
UDR, Inc. (REIT)	2,010		50,451
UMB Financial Corp. (Banks)	335		12,479
Umpqua Holdings Corp. (Banks)	1,005		12,452
United Bankshares, Inc. (Banks)	335		9,470
UnumProvident Corp. (Insurance)	2,680		56,468
Validus Holdings, Ltd. (Insurance)	670		21,105
Valley National Bancorp (Banks)	1,675		20,720
Ventas, Inc. (REIT)	2,345		129,280
Visa, Inc.—Class A (Commercial Services)	4,690		476,176
Vornado Realty Trust (REIT)	1,675		128,740
W.R. Berkley Corp. (Insurance)	1,005		34,562
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	670		16,596
Washington Federal, Inc. (Savings & Loans)	1,005		14,060
Washington REIT (REIT)	670		18,324
Webster Financial Corp. (Banks)	670		13,661
Weingarten Realty Investors (REIT)	1,005		21,929
Wells Fargo & Co. (Banks)	44,555		1,227,936
Westamerica Bancorp (Banks)	335		14,707
Western Union Co. (Commercial Services)	5,695		103,991
Weyerhaeuser Co. (REIT)	4,690		87,562
Willis Group Holdings PLC (Insurance)	1,675		64,990
Wintrust Financial Corp. (Banks)	335		9,397
XL Group PLC (Insurance)	3,015		59,607
Zions Bancorp (Banks)	1,675		27,269
TOTAL COMMON STOCKS (Cost $11,050,979)			17,841,768

Rights/Warrants(NM)
American International Group, Inc.* (Insurance)	—	(a)	—	(b)
TOTAL RIGHTS/WARRANTS (Cost $1)			—	(b)

Repurchase Agreements(c) (0.6%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $110,000	$110,000	$110,000
TOTAL REPURCHASE AGREEMENTS (Cost $110,000)		110,000
TOTAL INVESTMENT SECURITIES (Cost $11,160,980)—100.0%		17,951,768
Net other assets (liabilities)—NM		1,667
NET ASSETS—100.0%		$17,953,435

*	Non-income producing security
(a)	Number of shares is less than 0.50.
(b)	Amount is less than $0.50.
(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%

ProFund VP Financials invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Banks	$6,742,147	37.6%
Commercial Services	1,073,448	6.0%
Diversified Financial Services	1,961,959	10.9%
Forest Products & Paper	48,990	0.3%
Insurance	3,896,317	21.7%
REIT	3,508,467	19.5%
Real Estate	138,446	0.8%
Retail	24,455	0.1%
Savings & Loans	193,307	1.1%
Software	33,095	0.2%
Telecommunications	221,137	1.2%
Other**	111,667	0.6%
Total	$17,953,435	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

56 :: ProFund VP Financials :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$11,160,980
Securities, at value	17,841,768
Repurchase agreements, at value	110,000
Total Investment Securities, at value	17,951,768
Cash	1,294
Dividends receivable	32,745
Receivable for capital shares issued	12,450
Prepaid expenses	115
TOTAL ASSETS	17,998,372

LIABILITIES:
Payable for capital shares redeemed	4,629
Advisory fees payable	6,409
Management services fees payable	855
Administration fees payable	695
Administrative services fees payable	6,490
Distribution fees payable	6,834
Trustee fees payable	1
Transfer agency fees payable	1,121
Fund accounting fees payable	1,551
Compliance services fees payable	135
Other accrued expenses	16,217
TOTAL LIABILITIES	44,937
NET ASSETS	$17,953,435

NET ASSETS CONSIST OF:
Capital	$34,365,947
Accumulated net investment income (loss)	38,862
Accumulated net realized gains (losses) on investments	(23,242,162)
Net unrealized appreciation (depreciation) on investments	6,790,788
NET ASSETS	$17,953,435
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,052,011
Net Asset Value (offering and redemption price per share)	$17.07

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$459,551
Interest	23
TOTAL INVESTMENT INCOME	459,574

EXPENSES:
Advisory fees	187,818
Management services fees	25,042
Administration fees	10,785
Transfer agency fees	15,933
Administrative services fees	70,873
Distribution fees	62,606
Custody fees	14,711
Fund accounting fees	23,200
Trustee fees	554
Compliance services fees	267
Other fees	38,181
Total Gross Expenses before reductions	449,970
Less Expenses reduced by the Advisor	(29,258)
TOTAL NET EXPENSES	420,712
NET INVESTMENT INCOME (LOSS)	38,862

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,150,392
Change in net unrealized appreciation/depreciationon investments	(5,602,987)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,452,595)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,413,733)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 57

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$38,862	$(72,503)
Net realized gains (losses) on investments	1,150,392	(203,165)
Change in net unrealized appreciation/depreciation on investments	(5,602,987)	1,635,155
Change in net assets resulting from operations	(4,413,733)	1,359,487
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(88,722)
Change in net assets resulting from distributions	—	(88,722)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,678,149	50,263,634
Dividends reinvested	—	88,722
Value of shares redeemed	(26,579,182)	(50,993,779)
Change in net assets resulting from capital transactions	(5,901,033)	(641,423)
Change in net assets	(10,314,766)	629,342
NET ASSETS:
Beginning of period	28,268,201	27,638,859
End of period	$17,953,435	$28,268,201
Accumulated net investment income (loss)	$38,862	$—
SHARE TRANSACTIONS:
Issued	1,110,487	2,660,325
Reinvested	—	4,635
Redeemed	(1,485,603)	(2,781,176)
Change in shares	(375,116)	(116,216)

See accompanying notes to the financial statements.

58 :: ProFund VP Financials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$19.81	$17.91	$15.82	$32.38	$40.64

Investment Activities:
Net investment income (loss)(a)	0.03	(0.05)	0.06	0.46	0.41
Net realized and unrealized gains (losses) on investments	(2.77)	2.01	2.32	(16.72)	(8.11)
Total income (loss) from investment activities	(2.74)	1.96	2.38	(16.26)	(7.70)

Distributions to Shareholders From:
Net investment income	—	(0.06)	(0.29)	(0.30)	(0.56)

Net Asset Value, End of Period	$17.07	$19.81	$17.91	$15.82	$32.38

Total Return	(13.83)%	10.93%	15.01%	(50.54)%	(19.11)%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.80%	1.88%	1.85%	1.74%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	0.16%	(0.25)%	0.39%	1.90%	1.04%

Supplemental Data:
Net assets, end of period (000’s)	$17,953	$28,268	$27,639	$22,598	$24,899
Portfolio turnover rate(b)	48%	140%	272%	413%	216%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Health Care :: 59

ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 10.11%. For the same period, the Index had a return of 11.75%(1) and a volatility of 19.93%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Health Care	10.11%	1.78%	1.25%
Dow Jones U.S. Health Care Index	11.75%	3.52%	3.13%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Health Care	1.75%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	12.2%
Pfizer, Inc.	11.3%
Merck & Co., Inc.	7.9%
Abbott Laboratories	5.9%
Bristol-Myers Squibb Co.	4.1%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals and Biotechnology	65%
Health Care Equipment and Services	35%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)          The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: ProFund VP Health Care :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.8%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	25,576	$1,438,138
Acorda Therapeutics, Inc.* (Biotechnology)	556	13,255
Aetna, Inc. (Healthcare-Services)	5,838	246,305
Alere, Inc.* (Healthcare-Products)	1,390	32,095
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,058	218,647
Alkermes PLC* (Pharmaceuticals)	1,668	28,956
Allergan, Inc. (Pharmaceuticals)	5,004	439,051
AMERIGROUP Corp.* (Healthcare-Services)	834	49,273
Amgen, Inc. (Biotechnology)	14,456	928,220
Amylin Pharmaceuticals, Inc.* (Biotechnology)	2,224	25,309
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	834	16,622
Bard (C.R.), Inc. (Healthcare-Products)	1,390	118,845
Baxter International, Inc. (Healthcare-Products)	9,452	467,685
Becton, Dickinson & Co. (Healthcare-Products)	3,336	249,266
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	278	26,699
Biogen Idec, Inc.* (Biotechnology)	3,892	428,315
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,946	66,903
Boston Scientific Corp.* (Healthcare-Products)	24,464	130,638
Bristol-Myers Squibb Co. (Pharmaceuticals)	28,356	999,265
Brookdale Senior Living, Inc.* (Healthcare-Services)	1,668	29,007
CareFusion Corp.* (Healthcare-Products)	3,614	91,832
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	834	43,368
Celgene Corp.* (Biotechnology)	7,506	507,406
Centene Corp.* (Healthcare-Services)	834	33,018
Cepheid, Inc.* (Healthcare-Products)	1,112	38,264
Charles River Laboratories International, Inc.* (Biotechnology)	834	22,793
CIGNA Corp. (Healthcare-Services)	4,726	198,492
Community Health Systems, Inc.* (Healthcare-Services)	1,390	24,256
Covance, Inc.* (Healthcare-Services)	1,112	50,841
Coventry Health Care, Inc.* (Healthcare-Services)	2,502	75,986
Covidien PLC (Healthcare-Products)	8,062	362,871
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,112	44,057
DaVita, Inc.* (Healthcare-Services)	1,668	126,451
Dendreon Corp.* (Biotechnology)	2,502	19,015
DENTSPLY International, Inc. (Healthcare-Products)	2,224	77,818
Edwards Lifesciences Corp.* (Healthcare-Products)	1,946	137,582
Eli Lilly & Co. (Pharmaceuticals)	16,124	670,113
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,946	67,195
Express Scripts, Inc.* (Pharmaceuticals)	7,506	335,443
Forest Laboratories, Inc.* (Pharmaceuticals)	4,170	126,184
Gen-Probe, Inc.* (Healthcare-Products)	834	49,306
Gilead Sciences, Inc.* (Biotechnology)	12,510	512,034
Haemonetics Corp.* (Healthcare-Products)	556	34,038
HCA Holdings, Inc.* (Healthcare-Services)	2,780	61,243
Health Management Associates, Inc.— Class A* (Healthcare-Services)	4,170	30,733
Health Net, Inc.* (Healthcare-Services)	1,390	42,284
HEALTHSOUTH Corp.* (Healthcare-Services)	1,668	29,474
HealthSpring, Inc.* (Healthcare-Services)	1,112	60,648
Henry Schein, Inc.* (Healthcare-Products)	1,390	89,558
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,112	37,463
HMS Holdings Corp.* (Commercial Services)	1,390	44,452
Hologic, Inc.* (Healthcare-Products)	4,448	77,884
Hospira, Inc.* (Healthcare-Products)	2,780	84,429
Human Genome Sciences, Inc.* (Biotechnology)	3,336	24,653
Humana, Inc. (Healthcare-Services)	2,780	243,556
IDEXX Laboratories, Inc.* (Healthcare-Products)	834	64,185
Illumina, Inc.* (Biotechnology)	1,946	59,314
Impax Laboratories, Inc.* (Pharmaceuticals)	1,112	22,429
Incyte, Corp.* (Biotechnology)	1,668	25,037
InterMune, Inc.* (Biotechnology)	1,112	14,011
Intuitive Surgical, Inc.* (Healthcare-Products)	556	257,434
Invacare Corp. (Healthcare-Products)	556	8,501
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,668	12,026
Johnson & Johnson (Healthcare-Products)	45,036	2,953,461
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,668	143,398
Life Technologies Corp.* (Biotechnology)	3,058	118,987
LifePoint Hospitals, Inc.* (Healthcare-Services)	834	30,983
Lincare Holdings, Inc. (Healthcare-Services)	1,390	35,737
Magellan Health Services, Inc.* (Healthcare-Services)	556	27,505
Masimo Corp.* (Healthcare-Products)	834	15,583
Medco Health Solutions, Inc.* (Pharmaceuticals)	6,394	357,425
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,112	36,974
Medivation, Inc.* (Pharmaceuticals)	556	25,637
Mednax, Inc.* (Healthcare-Services)	834	60,056
Medtronic, Inc. (Healthcare-Products)	17,514	669,910
Merck & Co., Inc. (Pharmaceuticals)	50,596	1,907,469
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,950	149,147
Myriad Genetics, Inc.* (Biotechnology)	1,390	29,107
Nektar Therapeutics* (Pharmaceuticals)	1,946	10,888
NuVasive, Inc.* (Healthcare-Products)	556	7,000
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,112	48,872
Owens & Minor, Inc. (Distribution/Wholesale)	1,112	30,902
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	556	18,198
PAREXEL International Corp.* (Commercial Services)	834	17,297
Patterson Cos., Inc. (Healthcare-Products)	1,668	49,239
PDL BioPharma, Inc. (Biotechnology)	2,224	13,789
Perrigo Co. (Pharmaceuticals)	1,390	135,247
Pfizer, Inc. (Pharmaceuticals)	126,768	2,743,260
Pharmasset, Inc.* (Pharmaceuticals)	1,112	142,558
PSS World Medical, Inc.* (Healthcare-Products)	834	20,174
Quest Diagnostics, Inc. (Healthcare-Services)	2,502	145,266

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 61

Common Stocks, continued

	Shares	Value
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	834	$34,678
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,112	61,638
ResMed, Inc.* (Healthcare-Products)	2,502	63,551
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	834	39,907
Seattle Genetics, Inc.* (Biotechnology)	1,668	27,881
Sirona Dental Systems, Inc.* (Healthcare-Products)	834	36,729
St. Jude Medical, Inc. (Healthcare-Products)	5,282	181,173
STERIS Corp. (Healthcare-Products)	834	24,870
Stryker Corp. (Healthcare-Products)	4,726	234,929
Techne Corp. (Healthcare-Products)	556	37,953
Teleflex, Inc. (Healthcare-Products)	556	34,077
Tenet Healthcare Corp.* (Healthcare-Services)	7,228	37,080
The Cooper Cos., Inc. (Healthcare-Products)	834	58,814
Theravance, Inc.* (Pharmaceuticals)	1,390	30,719
Thermo Fisher Scientific, Inc.* (Electronics)	6,394	287,538
Thoratec Corp.* (Healthcare-Products)	1,112	37,319
United Therapeutics Corp.* (Biotechnology)	834	39,407
UnitedHealth Group, Inc. (Healthcare-Services)	17,792	901,699
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,390	54,015
Varian Medical Systems, Inc.* (Healthcare-Products)	1,946	130,635
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,336	110,789
ViroPharma, Inc.* (Pharmaceuticals)	1,112	30,458
Volcano Corp.* (Healthcare-Products)	834	19,841
Warner Chilcott PLC—Class A* (Pharmaceuticals)	2,780	42,061
Waters Corp.* (Electronics)	1,390	102,930
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,224	134,196
WellCare Health Plans, Inc.* (Healthcare-Services)	834	43,785
WellPoint, Inc. (Healthcare-Services)	5,838	386,768
West Pharmaceutical Services, Inc. (Healthcare-Products)	556	21,100
Zimmer Holdings, Inc.* (Healthcare-Products)	3,058	163,358
TOTAL COMMON STOCKS (Cost $14,295,720)		24,244,138
TOTAL INVESTMENT SECURITIES (Cost $14,295,720)—99.8%		24,244,138
Net other assets (liabilities)—0.2%		47,811
NET ASSETS—100.0%		$24,291,949

*                 Non-income producing security

ProFund VP Health Care invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Biotechnology	$3,270,363	13.5%
Commercial Services	61,749	0.3%
Distribution/Wholesale	30,902	0.1%
Electronics	390,468	1.6%
Healthcare-Products	7,169,410	29.5%
Healthcare-Services	3,167,859	13.0%
Pharmaceuticals	10,153,387	41.8%
Other**	47,811	0.2%
Total	$24,291,949	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

62 :: ProFund VP Health Care :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$14,295,720
Securities, at value	24,244,138
Total Investment Securities, at value	24,244,138
Dividends receivable	26,851
Receivable for capital shares issued	340
Receivable for investments sold	348,760
Prepaid expenses	99
TOTAL ASSETS	24,620,188

LIABILITIES:
Cash overdraft	169,216
Payable for capital shares redeemed	108,774
Advisory fees payable	12,614
Management services fees payable	1,682
Administration fees payable	917
Administrative services fees payable	8,141
Distribution fees payable	7,377
Trustee fees payable	2
Transfer agency fees payable	1,479
Fund accounting fees payable	2,047
Compliance services fees payable	187
Other accrued expenses	15,803
TOTAL LIABILITIES	328,239
NET ASSETS	$24,291,949

NET ASSETS CONSIST OF:
Capital	$27,628,081
Accumulated net investment income (loss)	118,627
Accumulated net realized gains (losses) on investments	(13,403,177)
Net unrealized appreciation (depreciation) on investments	9,948,418
NET ASSETS	$24,291,949
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	765,380
Net Asset Value (offering and redemption price per share)	$31.74

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$629,683
Interest	23
TOTAL INVESTMENT INCOME	629,706

EXPENSES:
Advisory fees	228,160
Management services fees	30,421
Administration fees	13,188
Transfer agency fees	19,670
Administrative services fees	92,526
Distribution fees	76,053
Custody fees	12,152
Fund accounting fees	27,581
Trustee fees	692
Compliance services fees	409
Other fees	38,314
Total Gross Expenses before reductions	539,166
Less Expenses reduced by the Advisor	(28,087)
TOTAL NET EXPENSES	511,079
NET INVESTMENT INCOME (LOSS)	118,627

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,738,725)
Change in net unrealized appreciation/depreciation on investments	1,545,788
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(192,937)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(74,310)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 63

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$118,627	$78,225
Net realized gains (losses) on investments	(1,738,725)	217,601
Change in net unrealized appreciation/depreciation on investments	1,545,788	525,783
Change in net assets resulting from operations	(74,310)	821,609
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(78,225)	(89,402)
Change in net assets resulting from distributions	(78,225)	(89,402)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	53,360,508	21,968,988
Dividends reinvested	78,225	89,402
Value of shares redeemed	(52,102,661)	(27,870,903)
Change in net assets resulting from capital transactions	1,336,072	(5,812,513)
Change in net assets	1,183,537	(5,080,306)
NET ASSETS:
Beginning of period	23,108,412	28,188,718
End of period	$24,291,949	$23,108,412
Accumulated net investment income (loss)	$118,627	$78,225
SHARE TRANSACTIONS:
Issued	1,702,623	785,011
Reinvested	2,587	3,073
Redeemed	(1,739,078)	(988,695)
Change in shares	(33,868)	(200,611)

See accompanying notes to the financial statements.

64 :: ProFund VP Health Care :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$28.91	$28.19	$23.72	$31.42	$29.48

Investment Activities:
Net investment income (loss)(a)	0.12	0.09	0.10	0.10	0.07
Net realized and unrealized gains (losses) on investments	2.80 (b)	0.71	4.53	(7.72)	1.87
Total income (loss) from investment activities	2.92	0.80	4.63	(7.62)	1.94

Distributions to Shareholders From:
Net investment income	(0.09)	(0.08)	(0.16)	(0.08)	—

Net Asset Value, End of Period	$31.74	$28.91	$28.19	$23.72	$31.42

Total Return	10.11%	2.84%	19.56%	(24.29)%	6.58%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.75%	1.80%	1.76%	1.72%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)	0.39%	0.32%	0.43%	0.35%	0.24%

Supplemental Data:
Net assets, end of period (000’s)	$24,292	$23,108	$28,189	$25,778	$62,724
Portfolio turnover rate(c)	136%	49%	175%	265%	221%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Technology :: 65

ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -1.37%. For the same period, the Index had a total return of 0.16%(1) and a volatility of 24.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Technology	-1.37%	2.34%	0.57%
Dow Jones U.S. Technology Index	0.16%	4.16%	2.77%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Technology	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	16.9%
International Business Machines Corp.	9.9%
Microsoft Corp.	8.7%
Google, Inc.—Class A	7.7%
Intel Corp.	5.5%

Dow Jones U.S. Technology Index — Composition

% of Index
Technology Hardware and Equipment	55%
Software and Computer Services	45%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

66 :: ProFund VP Technology :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (97.1%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	334	$9,566
Acme Packet, Inc.* (Telecommunications)	334	10,324
Adobe Systems, Inc.* (Software)	3,674	103,864
ADTRAN, Inc. (Telecommunications)	334	10,073
Advanced Micro Devices, Inc.* (Semiconductors)	4,342	23,447
Advent Software, Inc.* (Software)	334	8,136
Akamai Technologies, Inc.* (Internet)	1,336	43,126
Allscripts Healthcare Solutions, Inc.* (Software)	1,336	25,304
Altera Corp. (Semiconductors)	2,338	86,740
Amdocs, Ltd.* (Telecommunications)	1,336	38,116
Analog Devices, Inc. (Semiconductors)	2,338	83,654
ANSYS, Inc.* (Software)	668	38,263
AOL, Inc.* (Internet)	668	10,087
Apple Computer, Inc.* (Computers)	7,014	2,840,670
Applied Materials, Inc. (Semiconductors)	10,020	107,314
Ariba, Inc.* (Software)	668	18,757
Arris Group, Inc.* (Telecommunications)	1,002	10,842
Aruba Networks, Inc.* (Telecommunications)	668	12,371
Aspen Technology, Inc.* (Software)	668	11,590
athenahealth, Inc.* (Software)	334	16,406
Atmel Corp.* (Semiconductors)	3,340	27,054
ATMI, Inc.* (Semiconductors)	334	6,690
Autodesk, Inc.* (Software)	1,670	50,651
BMC Software, Inc.* (Software)	1,336	43,794
Brightpoint, Inc.* (Distribution/Wholesale)	668	7,188
Broadcom Corp.—Class A (Semiconductors)	3,674	107,869
Brocade Communications Systems, Inc.* (Computers)	3,674	19,068
CA, Inc. (Software)	2,672	54,014
Cabot Microelectronics Corp.* (Semiconductors)	334	15,782
CACI International, Inc.—Class A* (Computers)	334	18,677
Cadence Design Systems, Inc.* (Computers)	2,004	20,842
Cavium, Inc.* (Semiconductors)	334	9,496
Cerner Corp.* (Software)	1,002	61,372
Check Point Software Technologies, Ltd.* (Software)	1,336	70,193
Ciena Corp.* (Telecommunications)	668	8,083
Cisco Systems, Inc. (Telecommunications)	40,414	730,685
Citrix Systems, Inc.* (Software)	1,336	81,122
Cognizant Technology Solutions Corp.* (Computers)	2,338	150,357
CommVault Systems, Inc.* (Software)	334	14,268
Computer Sciences Corp. (Computers)	1,002	23,747
Compuware Corp.* (Software)	1,670	13,894
Comtech Telecommunications Corp. (Telecommunications)	334	9,559
Concur Technologies, Inc.* (Software)	334	16,964
Corning, Inc. (Telecommunications)	11,690	151,736
Cree, Inc.* (Semiconductors)	1,002	22,084
CSG Systems International, Inc.* (Software)	334	4,913
Cymer, Inc.* (Electronics)	334	16,620
Cypress Semiconductor Corp. (Semiconductors)	1,002	16,924
Dell, Inc.* (Computers)	12,024	175,911
Diebold, Inc. (Computers)	334	10,043
Digital River, Inc.* (Internet)	334	5,017
DST Systems, Inc. (Computers)	334	15,204
EarthLink, Inc. (Internet)	668	4,302
Electronics for Imaging, Inc.* (Computers)	334	4,760
EMC Corp.* (Computers)	15,364	330,941
Emulex Corp.* (Semiconductors)	668	4,582
Equinix, Inc.* (Internet)	334	33,868
F5 Networks, Inc.* (Internet)	668	70,888
Fair Isaac Corp. (Software)	334	11,971
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,002	12,064
Finisar Corp.* (Telecommunications)	668	11,186
Fortinet, Inc.* (Computers)	1,002	21,854
Garmin, Ltd. (Electronics)	1,002	39,890
Gartner Group, Inc.* (Commercial Services)	668	23,226
Google, Inc.—Class A* (Internet)	2,004	1,294,384
Harmonic, Inc.* (Telecommunications)	1,002	5,050
Harris Corp. (Telecommunications)	1,002	36,112
Hewlett-Packard Co. (Computers)	15,030	387,173
Hittite Microwave Corp.* (Semiconductors)	334	16,493
IAC/InterActiveCorp (Internet)	668	28,457
Informatica Corp.* (Software)	668	24,669
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,002	18,226
Insight Enterprises, Inc.* (Computers)	334	5,107
Integrated Device Technology, Inc.* (Semiconductors)	1,002	5,471
Intel Corp. (Semiconductors)	38,410	931,442
InterDigital, Inc. (Telecommunications)	334	14,552
International Business Machines Corp. (Computers)	9,018	1,658,230
International Rectifier Corp.* (Semiconductors)	668	12,973
Intersil Corp.—Class A (Semiconductors)	1,002	10,461
Intuit, Inc. (Software)	2,004	105,390
j2 Global, Inc. (Computers)	334	9,399
JDA Software Group, Inc.* (Software)	334	10,818
JDS Uniphase Corp.* (Telecommunications)	1,670	17,435
Juniper Networks, Inc.* (Telecommunications)	4,008	81,803
KLA -Tencor Corp. (Semiconductors)	1,336	64,462
Lam Research Corp.* (Semiconductors)	1,002	37,094
Lexmark International, Inc.—Class A (Computers)	668	22,091
Linear Technology Corp. (Semiconductors)	1,670	50,150
LSI Logic Corp.* (Semiconductors)	4,342	25,835
Marvell Technology Group, Ltd.* (Semiconductors)	4,008	55,511
Maxim Integrated Products, Inc. (Semiconductors)	2,338	60,882
MEMC Electronic Materials, Inc.* (Semiconductors)	1,670	6,580
Mentor Graphics Corp.* (Computers)	668	9,058
Microchip Technology, Inc. (Semiconductors)	1,336	48,938
Micron Technology, Inc.* (Semiconductors)	6,680	42,017
Micros Systems, Inc.* (Computers)	668	31,115
Microsemi Corp.* (Semiconductors)	668	11,189
Microsoft Corp. (Software)	56,446	1,465,338
Motorola Mobility Holdings, Inc.* (Telecommunications)	2,338	90,714
Motorola Solutions, Inc. (Telecommunications)	2,004	92,765
NCR Corp.* (Computers)	1,336	21,991
NetApp, Inc.* (Computers)	2,672	96,913

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 67

Common Stocks, continued

	Shares	Value
Netlogic Microsystems, Inc.* (Semiconductors)	668	$33,113
Novellus Systems, Inc.* (Semiconductors)	668	27,582
Nuance Communications, Inc.* (Software)	1,670	42,017
NVIDIA Corp.* (Semiconductors)	4,342	60,180
OmniVision Technologies, Inc.* (Semiconductors)	334	4,086
ON Semiconductor Corp.* (Semiconductors)	3,340	25,785
Oracle Corp. (Software)	29,392	753,905
Parametric Technology Corp.* (Software)	1,002	18,297
Pitney Bowes, Inc. (Office/Business Equipment)	1,336	24,769
Plantronics, Inc. (Telecommunications)	334	11,904
PMC-Sierra, Inc.* (Semiconductors)	1,670	9,202
Polycom, Inc.* (Telecommunications)	1,336	21,777
Progress Software Corp.* (Software)	334	6,463
QLIK Technologies, Inc.* (Software)	668	16,166
QLogic Corp.* (Semiconductors)	668	10,020
Qualcomm, Inc. (Telecommunications)	12,692	694,252
Quality Systems, Inc. (Software)	334	12,355
Quest Software, Inc.* (Software)	334	6,212
Rackspace Hosting, Inc.* (Internet)	668	28,731
Rambus, Inc.* (Semiconductors)	668	5,043
Red Hat, Inc.* (Software)	1,336	55,163
RF Micro Devices, Inc.* (Telecommunications)	2,004	10,822
Riverbed Technology, Inc.* (Computers)	1,336	31,396
Rovi Corp.* (Semiconductors)	1,002	24,629
SAIC, Inc.* (Commercial Services)	2,672	32,839
Salesforce.com, Inc.* (Software)	1,002	101,663
SanDisk Corp.* (Computers)	1,670	82,181
Seagate Technology PLC (Computers)	3,006	49,298
Semtech Corp.* (Semiconductors)	334	8,290
Silicon Laboratories, Inc.* (Semiconductors)	334	14,502
Skyworks Solutions, Inc.* (Semiconductors)	1,336	21,670
Solarwinds, Inc.* (Software)	334	9,335
Solera Holdings, Inc. (Software)	668	29,753
Sonus Networks, Inc.* (Telecommunications)	1,670	4,008
SuccessFactors, Inc.* (Commercial Services)	668	26,633
Symantec Corp.* (Internet)	5,678	88,861
Synaptics, Inc.* (Computers)	334	10,070
Synopsys, Inc.* (Computers)	1,002	27,254
Tech Data Corp.* (Electronics)	334	16,503
Tellabs, Inc. (Telecommunications)	2,672	10,795
Teradata Corp.* (Computers)	1,336	64,809
Teradyne, Inc.* (Semiconductors)	1,336	18,210
Tessera Technologies, Inc.* (Semiconductors)	334	5,595
Texas Instruments, Inc. (Semiconductors)	8,684	252,791
The Ultimate Software Group, Inc.* (Software)	334	21,750
Tibco Software, Inc.* (Internet)	1,336	31,944
TriQuint Semiconductor, Inc.* (Semiconductors)	1,336	6,506
Unisys Corp.* (Computers)	334	6,583
VeriFone Systems, Inc.* (Software)	668	23,727
VeriSign, Inc. (Internet)	1,336	47,722
ViaSat, Inc.* (Telecommunications)	334	15,404
VMware, Inc.—Class A* (Software)	668	55,571
Websense, Inc.* (Internet)	334	6,256
Western Digital Corp.* (Computers)	1,670	51,686
Xerox Corp. (Office/Business Equipment)	10,354	82,418
Xilinx, Inc. (Semiconductors)	2,004	64,248
Yahoo!, Inc.* (Internet)	9,018	145,460
TOTAL COMMON STOCKS (Cost $8,804,794)		16,332,495

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $14,000	$14,000	$14,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,000)		14,000
TOTAL INVESTMENT SECURITIES (Cost $8,818,794)—97.2%		16,346,495
Net other assets (liabilities)—2.8%		463,854
NET ASSETS—100.0%		$16,810,349

*	Non-income producing security

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$499,940	$(60)

ProFund VP Technology invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Commercial Services	$82,698	0.5%
Computers	6,196,428	36.9%
Distribution/Wholesale	25,414	0.2%
Electronics	73,013	0.4%
Internet	1,839,103	10.9%
Office/Business Equipment	107,187	0.6%
Semiconductors	2,494,650	14.8%
Software	3,413,634	20.3%
Telecommunications	2,100,368	12.5%
Other**	477,854	2.9%
Total	$16,810,349	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

68 :: ProFund VP Technolgy :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$8,818,794
Securities, at value	16,332,495
Repurchase agreements, at value	14,000
Total Investment Securities, at value	16,346,495
Cash	882
Dividends and interest receivable	3,382
Receivable for capital shares issued	102,151
Receivable for investments sold	391,111
Prepaid expenses	72
TOTAL ASSETS	16,844,093

LIABILITIES:
Unrealized loss on swap agreements	60
Advisory fees payable	7,036
Management services fees payable	938
Administration fees payable	676
Administrative services fees payable	5,119
Distribution fees payable	6,668
Trustee fees payable	1
Transfer agency fees payable	1,090
Fund accounting fees payable	1,508
Compliance services fees payable	103
Other accrued expenses	10,545
TOTAL LIABILITIES	33,744
NET ASSETS	$16,810,349

NET ASSETS CONSIST OF:
Capital	$17,766,236
Accumulated net investment income (loss)	5,491
Accumulated net realized gains (losses) on investments	(8,489,019)
Net unrealized appreciation (depreciation) on investments	7,527,641
NET ASSETS	$16,810,349

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,013,398
Net Asset Value (offering and redemption price per share)	$16.59

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$175,627
Interest	13
TOTAL INVESTMENT INCOME	175,640

EXPENSES:
Advisory fees	122,603
Management services fees	16,347
Administration fees	7,140
Transfer agency fees	10,690
Administrative services fees	40,892
Distribution fees	40,868
Custody fees	14,168
Fund accounting fees	15,536
Trustee fees	362
Compliance services fees	176
Other fees	19,832
Total Gross Expenses before reductions	288,614
Less Expenses reduced by the Advisor	(13,983)
TOTAL NET EXPENSES	274,631
NET INVESTMENT INCOME (LOSS)	(98,991)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	86,649
Change in net unrealized appreciation/depreciation on investments	(1,169,093)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,082,444)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,181,435)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 69

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(98,991)	$(118,003)
Net realized gains (losses) on investments	86,649	1,371,052
Change in net unrealized appreciation/depreciation on investments	(1,169,093)	(943,084)
Change in net assets resulting from operations	(1,181,435)	309,965

CAPITAL TRANSACTIONS:
Proceeds from shares issued	28,759,166	21,199,221
Value of shares redeemed	(26,550,557)	(32,742,068)
Change in net assets resulting from capital transactions	2,208,609	(11,542,847)
Change in net assets	1,027,174	(11,232,882)

NET ASSETS:
Beginning of period	15,783,175	27,016,057
End of period	$16,810,349	$15,783,175
Accumulated net investment income (loss)	$5,491	$—

SHARE TRANSACTIONS:
Issued	1,671,309	1,394,681
Redeemed	(1,596,123)	(2,234,832)
Change in shares	75,186	(840,151)

See accompanying notes to the financial statements.

70 :: ProFund VP Technology :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$16.82	$15.19	$9.41	$16.91	$14.77

Investment Activities:
Net investment income (loss)(a)	(0.10)	(0.11)	(0.08)	(0.11)	(0.16)
Net realized and unrealized gains (losses) on investments	(0.13)	1.74	5.86	(7.39)	2.30
Total income (loss) from investment activities	(0.23)	1.63	5.78	(7.50)	2.14

Net Asset Value, End of Period	$16.59	$16.82	$15.19	$9.41	$16.91

Total Return	(1.37)%	10.73%	61.42%	(44.35)%	14.41%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.74%	1.79%	1.75%	1.72%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(0.61)%	(0.75)%	(0.64)%	(0.82)%	(1.01)%

Supplemental Data:
Net assets, end of period (000’s)	$16,810	$15,783	$27,016	$7,017	$35,445
Portfolio turnover rate(b)	143%	103%	225%	238%	332%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP U.S. Government Plus :: 71

ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2011, the Fund had a total return of 43.51%. For the same period, the Long Bond had a total return of 35.31%(1) and a volatility of 20.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times (1.25x) the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times (1.25x) the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2011 the most recent Long Bond issued carried a maturity date of November 15, 2041 and a 3.125% coupon.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Long Bond. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S Government Plus from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP U.S. Government Plus	43.51%	11.91%	8.76%
30-year U.S. Treasury Bond	35.31%	11.43%	9.27%
Barclays Capital U.S. Treasury: Long-Term Index	34.26%	11.91%	9.35%

Expense Ratios**

Fund	Gross	Net
ProFund VP U.S. Government Plus	1.47%	1.38%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	15%
Swap Agreements	80%
U.S. Treasury Obligations	36%
Total Exposure	131%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
(3)

The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

72 :: ProFund VP U.S. Government Plus :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

U.S. Treasury Obligations (36.3%)

	Principal Amount	Value
U.S. Treasury Bonds, 3.13%, 11/15/41	$22,300,000	$23,369,703
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,843,776)		23,369,703

Repurchase Agreements(a)(b) (59.6%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $38,290,000	38,290,000	38,290,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,290,000)		38,290,000
TOTAL INVESTMENT SECURITIES (Cost $61,133,776)—95.9%		61,659,703
Net other assets (liabilities)—4.1%		2,619,275
NET ASSETS—100.0%		$64,278,978

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $680,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring 3/22/12 (Underlying notional amount at value $9,545,250)	66	$24,665

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.125% due 11/15/41	$42,023,547	$1,757,723
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.125% due 11/15/41	9,326,922	386,103
		$2,143,826

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 73

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$61,133,776
Securities, at value	23,369,703
Repurchase agreements, at value	38,290,000
Total Investment Securities, at value	61,659,703
Cash	946
Segregated cash balances with brokers	278,273
Interest receivable	89,981
Unrealized gain on swap agreements	2,143,826
Receivable for capital shares issued	270,891
Variation margin on futures contracts	6,188
Prepaid expenses	142
TOTAL ASSETS	64,449,950

LIABILITIES:
Payable for capital shares redeemed	69,602
Advisory fees payable	10,542
Management services fees payable	2,108
Administration fees payable	2,289
Administrative services fees payable	19,701
Distribution fees payable	20,955
Trustee fees payable	4
Transfer agency fees payable	3,691
Fund accounting fees payable	5,107
Compliance services fees payable	474
Other accrued expenses	36,499
TOTAL LIABILITIES	170,972
NET ASSETS	$64,278,978

NET ASSETS CONSIST OF:
Capital	$62,265,458
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(680,898)
Net unrealized appreciation (depreciation) on investments	2,694,418
NET ASSETS	$64,278,978

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,288,346
Net Asset Value (offering and redemption price per share)	$28.09

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$718,463

EXPENSES:
Advisory fees	259,520
Management services fees	51,904
Administration fees	22,608
Transfer agency fees	34,100
Administrative services fees	149,047
Distribution fees	129,760
Custody fees	7,576
Fund accounting fees	46,689
Trustee fees	1,256
Compliance services fees	667
Printing fees	47,955
Other fees	31,589
Total Gross Expenses before reductions	782,671
Less Expenses reduced by the Advisor	(66,398)
TOTAL NET EXPENSES	716,273
NET INVESTMENT INCOME (LOSS)	2,190

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,984,492
Net realized gains (losses) on futures contracts	(24,074)
Net realized gains (losses) on swap agreements	13,875,324
Change in net unrealized appreciation/depreciation on investments	3,997,725
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	21,833,467
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,835,657

See accompanying notes to the financial statements.

74 :: ProFund VP U.S. Government Plus :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,190	$271,140
Net realized gains (losses) on investments	17,835,742	3,024,985
Change in net unrealized appreciation/depreciation on investments	3,997,725	(912,632)
Change in net assets resulting from operations	21,835,657	2,383,493

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(72,626)	(278,335)
Change in net assets resulting from distributions	(72,626)	(278,335)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	400,374,029	286,596,115
Dividends reinvested	72,626	278,335
Value of shares redeemed	(398,719,330)	(290,573,191)
Change in net assets resulting from capital transactions	1,727,325	(3,698,741)
Change in net assets	23,490,356	(1,593,583)

NET ASSETS:
Beginning of period	40,788,622	42,382,205
End of period	$64,278,978	$40,788,622
Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	18,499,259	14,461,533
Reinvested	3,617	13,042
Redeemed	(18,294,365)	(14,764,828)
Change in shares	208,511	(290,253)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP U.S. Government Plus :: 75

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$19.61		$17.88	$47.26	$32.10	$30.20

Investment Activities:
Net investment income (loss)(a)	—	(b)	0.08	(0.05)	0.58	1.06
Net realized and unrealized gains (losses) on investments	8.52		1.73	(14.27)	15.15	1.91
Total income (loss) from investment activities	8.52		1.81	(14.32)	15.73	2.97

Distributions to Shareholders From:
Net investment income	(0.04)		(0.08)	—	(0.57)	(1.07)
Return of capital	—		—	(0.01)	—	—
Net realized gains on investments	—		—	(15.05)	—	—
Total distributions	(0.04)		(0.08)	(15.06)	(0.57)	(1.07)

Net Asset Value, End of Period	$28.09		$19.61	$17.88	$47.26	$32.10
Total Return	43.51%		10.10%	(32.62)%	49.73%	10.12%

Ratios to Average Net Assets:
Gross expenses	1.51%		1.47%	1.53%	1.45%	1.43%
Net expenses	1.38%		1.38%	1.36%	1.33%	1.33%
Net investment income (loss)	—	%(c)	0.42%	(0.16)%	1.71%	3.55%

Supplemental Data:
Net assets, end of period (000’s)	$64,279		$40,789	$42,382	$125,484	$94,705
Portfolio turnover rate(d)	902%		658%	808%	464%	474%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Amount is les than 0.005%
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

76 :: ProFund VP Rising Rates Opportunity :: Management Discussion of Fund Performance

ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2011, the Fund had a total return of -37.50%. For the same period, the Long Bond had a total return of 35.31%(1) and a volatility of 20.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse (-1.25x) of the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse (-1.25x) of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2011 the most recent Long Bond issued carried a maturity date of November 15, 2041 and a 3.125% coupon.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse leveraged exposure to the Long Bond. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Rising Rates Opportunity	-37.50%	-16.42%	-12.12%
30-year U.S. Treasury Bond	35.31%	11.43%	9.27%
Barclays Capital U.S. Treasury: Long-Term Index	34.26%	11.91%	9.35%

Expense Ratios**

Fund	Gross	Net
ProFund VP Rising Rates Opportunity	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(117)%
Total Exposure	(131)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
(3)

The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 77

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (120.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $26,502,000	$26,502,000	$26,502,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,502,000)		26,502,000
TOTAL INVESTMENT SECURITIES (Cost $26,502,000)—120.9%		26,502,000
Net other assets (liabilities)—(20.9)%		(4,584,006)
NET ASSETS—100.0%		$21,917,994

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $1,410,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring 3/22/12 (Underlying notional amount at value $3,037,125)	21	$(8,558)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.125% due 11/15/41	$(22,740,922)	$(1,298,760)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.125% due 11/15/41	(3,039,109)	(108,448)
		$(1,407,208)

See accompanying notes to the financial statements.

78 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$26,502,000
Repurchase agreements, at value	26,502,000
Total Investment Securities, at value	26,502,000
Cash	175
Segregated cash balances with brokers	87,229
Receivable for capital shares issued	146
Prepaid expenses	235
TOTAL ASSETS	26,589,785

LIABILITIES:
Payable for capital shares redeemed	3,194,877
Unrealized loss on swap agreements	1,407,208
Variation margin on futures contracts	1,969
Advisory fees payable	16,374
Management services fees payable	2,183
Administration fees payable	1,003
Administrative services fees payable	8,745
Distribution fees payable	10,120
Trustee fees payable	2
Transfer agency fees payable	1,618
Fund accounting fees payable	2,238
Compliance services fees payable	212
Other accrued expenses	25,242
TOTAL LIABILITIES	4,671,791
NET ASSETS	$21,917,994

NET ASSETS CONSIST OF:
Capital	$113,682,246
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(90,348,486)
Net unrealized appreciation (depreciation) on investments	(1,415,766)
NET ASSETS	$21,917,994

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,923,597
Net Asset Value (offering and redemption price per share)	$7.50

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$18,481

EXPENSES:
Advisory fees	334,398
Management services fees	44,586
Administration fees	19,395
Transfer agency fees	28,481
Administrative services fees	127,485
Distribution fees	111,466
Custody fees	6,937
Fund accounting fees	38,474
Trustee fees	1,022
Compliance services fees	451
Other fees	43,837
Total Gross Expenses before reductions	756,532
Less Expenses reduced by the Advisor	(8,159)
TOTAL NET EXPENSES	748,373
NET INVESTMENT INCOME (LOSS)	(729,892)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(47,071)
Net realized gains (losses) on futures contracts	(261,039)
Net realized gains (losses) on swap agreements	(14,889,701)
Change in net unrealized appreciation/depreciation on investments	(2,298,634)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(17,496,445)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,226,337)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 79

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(729,892)	$(868,842)
Net realized gains (losses) on investments	(15,197,811)	(11,222,441)
Change in net unrealized appreciation/depreciation on investments	(2,298,634)	1,309,067
Change in net assets resulting from operations	(18,226,337)	(10,782,216)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	219,511,209	165,438,594
Value of shares redeemed	(238,855,377)	(150,977,627)
Change in net assets resulting from capital transactions	(19,344,168)	14,460,967
Change in net assets	(37,570,505)	3,678,751

NET ASSETS:
Beginning of period	59,488,499	55,809,748
End of period	$21,917,994	$59,488,499
Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	21,384,946	13,063,428
Redeemed	(23,418,780)	(12,011,805)
Change in shares	(2,033,834)	1,051,623

See accompanying notes to the financial statements.

80 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$12.00	$14.29		$10.87	$18.53	$20.70

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.20)		(0.21)	0.08	0.72
Net realized and unrealized gains (losses) on investments	(4.32)	(2.09)		3.70	(6.82)	(1.72)
Total income (loss) from investment activities	(4.50)	(2.29)		3.49	(6.74)	(1.00)

Distributions to Shareholders From:
Net investment income	—	—		(0.07)	(0.92)	(1.17)
Net Asset Value, End of Period	$7.50	$12.00		$14.29	$10.87	$18.53
Total Return	(37.50)%	(16.03)%		32.18%	(37.97)%	(5.20)%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.71%		1.73%	1.68%	1.63%
Net expenses	1.68%	1.68%		1.66%	1.63%	1.58%
Net investment income (loss)	(1.64)%	(1.57)%		(1.57)%	0.44%	3.47%

Supplemental Data:
Net assets, end of period (000’s)	$21,918	$59,488		$55,810	$36,590	$75,041
Portfolio turnover rate(b)	—	436	%(c)	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term treasuries.

See accompanying notes to the financial statements.

Notes to Financial Statements

82 :: Notes to Financial Statements :: December 31, 2011

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report: ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth and ProFund VP Europe 30, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At December 31, 2011, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent the principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 12/30/11, due 1/3/12(1)	HSBC Securities (USA), Inc., 0.00%, dated 12/30/11, due 1/3/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.00%, dated 12/30/11, due 1/3/12(3)	UBS Securities, LLC, 0.00%, dated 12/30/11, due 1/3/12(4)	UMB Bank N.A., 0.00%, dated 12/30/11, due 1/3/12(5)
ProFund VP Large-Cap Growth	$18,000	$20,000	$12,000	$7,000	$5,000
ProFund VP Small-Cap Value	28,000	32,000	20,000	12,000	5,000
ProFund VP Asia 30	12,000	13,000	8,000	5,000	3,000
ProFund VP Europe 30	353,000	404,000	252,000	150,000	45,000
ProFund VP Financials	32,000	36,000	23,000	13,000	6,000
ProFund VP Technology	4,000	4,000	2,000	1,000	3,000
ProFund VP U.S. Government Plus	7,658,000	7,658,000	7,658,000	7,658,000	7,658,000
ProFund VP Rising Rates Opportunity	5,301,000	5,298,000	5,301,000	5,301,000	5,301,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at December 31, 2011 as follows:

(1)	Federal National Mortgage Association, 0.80%, due 9/12/14, U.S. Treasury Notes, 2.63%, due 11/15/20, which had an aggregate value of $143,990,319.
(2)	U.S. Treasury Strips, 0.00%, due 2/15/40, which had an aggregate value of $149,698,694.
(3)	U.S. Treasury Notes, 2.63%, due 11/15/20, which had an aggregate value of $132,312,254.

December 31, 2011 :: Notes to Financial Statements :: 83

(4)

Federal Home Loan Bank, 0.18% to 0.22%, due 8/22/12 to 12/6/12, Federal Home Loan Mortgage Corp., 0.60%, due 12/27/13, Federal National Mortgage Association, 0.60%, due 12/27/13, U.S. Treasury Notes, 2.63%, due 11/15/20, U.S. Treasury Strips, 0.00%, due 11/15/22, which had an aggregate value of $120,758,815.

(5)

Federal Farm Credit Bank, 2.00%, due 1/17/12, Federal Home Loan Bank, 1.13%, due 3/9/12, Federal National Mortgage Association, 0.88%, due 1/12/12 U.S. Treasury Notes, 0.75% to 2.63%, due 12/15/13 to 5/31/15, which had an aggregate value of $108,449,042.

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. A NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GDRs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the performance of a daily benchmark such as the daily performance or multiple, inverse, or inverse multiple of the daily performance of a benchmark or security. All derivative instruments held during the year ended December 31, 2011, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at year end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the year ended December 31, 2011. The notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell futures contracts and options thereon. The ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such amounts are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the ProFund VP to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP because futures

84 :: Notes to Financial Statements :: December 31, 2011

contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Swap Agreements

The ProFunds VP may enter into swap agreements based on the applicable benchmark of each ProFund VP. The ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Trust’s Board of Trustees, the net amount of the excess, if any, of each ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the ProFunds VP may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements.”

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow either party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap table included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. Among other risks, the use of swap agreements may involve imperfect correlation between the price of the swap agreement and movements in the prices of the underlying investments, as well as the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap table included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds VP. All of the outstanding swap agreements at December 31, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2011, the collateral posted by counterparties consisted of U.S. treasury securities and cash.

December 31, 2011 :: Notes to Financial Statements :: 85

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFund VP’s Statement of Assets and Liabilities as of December 31, 2011:

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Europe 30	$23,886	$—	$—	$—	$—	$—

Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	24,665	2,143,826	—	—	—	—
ProFund VP Rising Rates Opportunity	—	—	—	8,558	1,407,208	—

*            Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFund VP’s Statement of Operations for the year ended December 31, 2011:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Europe 30	$95,943	$—	$—	$10,767

Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	(24,074)	13,875,324	—	3,425,761
ProFund VP Rising Rates Opportunity	(261,039)	(14,889,701)	—	(2,304,769)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually, if any. ProFund VP U.S. Government Plus declares dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

86 :: Notes to Financial Statements :: December 31, 2011

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU-2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical assets

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

December 31, 2011 :: Notes to Financial Statements :: 87

A summary of the valuations as of December 31, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each Profund VP:

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities		Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Other Financial Instruments^
ProFund VP Large-Cap Value
Common Stocks	$22,288,593		$—	$22	$—	$22,288,615		$—
Preferred Stocks	—		—	22	—	22		—
Rights/Warrants	5		—	—	—	5		—
Total	$22,288,598		$—	$44	$—	$22,288,642		$—
ProFund VP Large-Cap Growth
Common Stocks	$29,868,524		$—	$—	$—	$29,868,524		$—
Repurchase Agreements	—		—	62,000	—	62,000		—
Total	$29,868,524		$—	$62,000	$—	$29,930,524		$—
ProFund VP Small-Cap Value
Common Stocks	$25,161,613		$—	$—	$—	$25,161,613		$—
Repurchase Agreements	—		—	97,000	—	97,000		—
Total	$25,161,613		$—	$97,000	$—	$25,258,613		$—
ProFund VP Small-Cap Growth
Common Stocks	$39,521,887		$—	$—	$—	$39,521,887		$—
Total	$39,521,887		$—	$—	$—	$39,521,887		$—
ProFund VP Asia 30
Common Stocks	$39,501,933		$—	$—	$—	$39,501,933		$—
Repurchase Agreements	—		—	41,000	—	41,000		—
Total	$39,501,933		$—	$41,000	$—	$39,542,933		$—
ProFund VP Europe 30
Common Stocks	$20,782,938		$—	$—	$—	$20,782,938		$—
Repurchase Agreements	—		—	1,204,000	—	1,204,000		—
Futures Contracts	—		23,886	—	—	—		23,886
Total	$20,782,938		$23,886	$1,204,000	$—	$21,986,938		$23,886
ProFund VP Financials
Common Stocks	$17,841,768		$—	$—	$—	$17,841,768		$—
Rights/Warrants	—	(a)	—	—	—	—	(a)	—
Repurchase Agreements	—		—	110,000	—	110,000		—
Total	$17,841,768		$—	$110,000	$—	$17,951,768		$—
ProFund VP Health Care
Common Stocks	$24,244,138		$—	$—	$—	$24,244,138		$—
Total	$24,244,138		$—	$—	$—	$24,244,138		$—
ProFund VP Technology
Common Stocks	$16,332,495		$—	$—	$—	$16,332,495		$—
Repurchase Agreements	—		—	14,000	—	14,000		—
Swap Agreements	—		—	—	(60)	—		(60)
Total	$16,332,495		$—	$14,000	$(60)	$16,346,495		$(60)
ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—		$—	$23,369,703	$—	$23,369,703		$—
Repurchase Agreements	—		—	38,290,000	—	38,290,000		—
Futures Contracts	—		24,665	—	—	—		24,665
Swap Agreements	—		—	—	2,143,826	—		2,143,826
Total	$—		$24,665	$61,659,703	$2,143,826	$61,659,703		$2,168,491

88 :: Notes to Financial Statements :: December 31, 2011

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$26,502,000	$—	$26,502,000	$—
Futures Contracts	—	(8,558)	—	—	—	(8,558)
Swap Agreements	—	—	—	(1,407,208)	—	(1,407,208)
Total	$—	$(8,558)	$26,502,000	$(1,407,208)	$26,502,000	$(1,415,766)

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Amount is less than $0.50.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2011 from the valuation input levels used on December 31, 2010.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund VP’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2011, actual Trustee compensation was $501,377 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. These expense limitations remain in effect until April 30, 2012.

December 31, 2011 :: Notes to Financial Statements :: 89

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operation as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2011, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 04/30/12	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Large-Cap Value	$97,951	$57,440	$63,523	$33,236	$252,150
ProFund VP Large-Cap Growth	93,898	54,019	47,564	38,670	234,151
ProFund VP Small-Cap Value	82,762	67,168	83,928	44,762	278,620
ProFund VP Small-Cap Growth	79,401	71,321	64,330	57,192	272,244
ProFund VP Asia 30	106,690	51,307	4,087	74,289	236,373
ProFund VP Europe 30	36,510	55,765	7,099	41,723	141,097
ProFund VP Financials	55,521	42,736	31,673	22,700	152,630
ProFund VP Health Care	51,152	18,123	14,848	24,047	108,170
ProFund VP Technology	18,478	20,720	7,827	11,151	58,176
ProFund VP U.S. Government Plus	173,433	46,914	49,182	56,090	325,619
ProFund VP Rising Rates Opportunity	36,185	28,641	12,368	9,704	86,898

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2011 were as follows:

	Purchases	Sales
ProFund VP Large-Cap Value	$76,608,532	$86,879,376
ProFund VP Large-Cap Growth	102,167,539	107,804,285
ProFund VP Small-Cap Value	66,958,032	67,971,941
ProFund VP Small-Cap Growth	138,493,804	155,427,348
ProFund VP Asia 30	34,761,102	75,221,156
ProFund VP Europe 30	46,998,212	67,979,710
ProFund VP Financials	12,079,462	17,888,110
ProFund VP Health Care	42,088,313	40,249,499
ProFund VP Technology	25,406,820	23,643,744

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2011 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$169,188,305	$168,685,844
ProFund VP Rising Rates Opportunity	—	17,480,533

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

The ProFunds VP use investment techniques and derivatives that may be considered aggressive. Because a ProFund VP’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose a ProFund VP to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and its benchmark, which may prevent the ProFund VP from achieving its investment objective. Additionally, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move in value that causes a material decline in the ProFund VP’s NAV, the terms of the swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the benchmark reverses all or a portion of its intraday move by the end of the day.

Active Investor Risk

The ProFunds VP permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In

90 :: Notes to Financial Statements :: December 31, 2011

certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. In order to achieve a high degree of correlation with its benchmark, certain ProFunds VP seek to rebalance their portfolios daily to keep exposure consistent with their investment objective. Being materially over- or under-exposed to its benchmark may prevent a ProFund VP from achieving a high degree of correlation with its benchmark. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the ProFund VP’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the benchmark’s movements. Because of this, it is unlikely that a ProFund VP will be perfectly exposed to its benchmark at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the benchmark level is volatile near the close of the trading day. A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding benchmark reconstitutions and other benchmark rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on or around that day.

Certain ProFunds VP are “geared” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of a benchmark on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, geared ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of a benchmark’s return over periods longer than one day.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty fails to perform its obligations. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund VP, marked to market daily, in an amount approximately equal to the amount the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds VP enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation or inverse correlation with its underlying benchmark.

December 31, 2011 :: Notes to Financial Statements :: 91

7. Federal Income Tax Information

As of the end of their tax year ended December 31, 2011, the following ProFunds VP have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Large-Cap Value	$—	$—	$—	$—	$3,473,422	$3,158,651	$—	$6,632,073
ProFund VP Large-Cap Growth	—	—	—	—	6,305,545	502,193	—	6,807,738
ProFund VP Small-Cap Value	—	—	—	—	7,352,962	3,907,712	248,076	11,508,750
ProFund VP Europe 30	—	—	—	—	—	3,508,484	1,215,921	4,724,405
ProFund VP Financials	—	—	—	—	6,088,472	3,025,224	986,600	10,100,296
ProFund VP Health Care	545,130	231,706	—	—	3,312,215	2,837,758	—	6,926,809
ProFund VP Technology	—	—	635,501	—	2,121,701	—	—	2,757,202
ProFund VP Rising Rates Opportunity	8,365,460	22,965,205	—	5,366,257	27,138,193	—	11,189,405	75,024,520

Pre-effective CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/12	Expires 12/31/13	Expires 12/31/17	Total
ProFund VP Europe 30	$3,425,937	$—	$—	$3,425,937
ProFund VP Technology	1,770,644	566,821	—	2,337,465
ProFund VP U.S. Government Plus	—	—	10,665,606	10,665,606

Post-effective CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Large-Cap Value	$—	$301,776	$301,776
ProFund VP Europe 30	975,885	724,875	1,700,760
ProFund VP Financials	254,211	546,649	800,860
ProFund VP Health Care	1,697,713	—	1,697,713
ProFund VP Rising Rates Opportunity	15,095,072	237,451	15,332,523

The tax character of dividends paid to shareholders during the tax year ended December 31, 2011, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Large-Cap Value	$229,358	$—	$229,358	$—	$229,358
ProFund VP Small-Cap Growth	—	90,289	90,289	—	90,289
ProFund VP Asia 30	26,280	4,423,387	4,449,667	—	4,449,667
ProFund VP Europe 30	429,485	—	429,485	—	429,485
ProFund VP Health Care	78,225	—	78,225	—	78,225
ProFund VP U.S. Government Plus	72,626	—	72,626	—	72,626

92 :: Notes to Financial Statements :: December 31, 2011

The tax character of dividends paid to shareholders during the tax year ended December 31, 2010, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Large-Cap Value	$379,799	$	$379,799	—	$379,799
ProFund VP Large-Cap Growth	25,501	—	25,501	—	25,501
ProFund VP Small-Cap Value	52,497	—	52,497	—	52,497
ProFund VP Asia 30	72,405	—	72,405	—	72,405
ProFund VP Europe 30	807,118	—	807,118	—	807,118
ProFund VP Financials	88,722	—	88,722	—	88,722
ProFund VP Health Care	89,402	—	89,402	—	89,402
ProFund VP U.S. Government Plus	278,335	—	278,335	—	278,335

As of the latest tax year ended December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Large-Cap Value	$203,977	$—	$—	$(6,933,849)	$(4,123,381)	$(10,853,253)
ProFund VP Large-Cap Growth	25,899	—	—	(6,807,738)	5,311,063	(1,470,776)
ProFund VP Small-Cap Value	—	—	—	(11,508,750)	(1,337,265)	(12,846,015)
ProFund VP Small-Cap Growth	—	—	—	—	2,456,283	2,456,283
ProFund VP Asia 30	—	—	—	—	2,255,510	2,255,510
ProFund VP Europe 30	810,929	—	—	(9,851,102)	(812,769)	(9,852,942)
ProFund VP Financials	38,862	—	—	(10,901,156)	(5,550,218)	(16,412,512)
ProFund VP Health Care	118,627	—	—	(8,624,522)	5,169,764	(3,336,131)
ProFund VP Technology	—	—	—	(5,094,667)	4,138,780	(955,887)
ProFund VP U.S. Government Plus	10,076,403	—	—	(10,665,606)	2,602,724	2,013,521
ProFund VP Rising Rates Opportunity	—	—	—	(90,357,043)	(1,407,208)	(91,764,251)

At December 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Large-Cap Value	$26,412,023	$5,210,145	$(9,333,526)	$(4,123,381)
ProFund VP Large-Cap Growth	24,619,461	8,853,783	(3,542,720)	5,311,063
ProFund VP Small-Cap Value	26,595,878	3,729,816	(5,067,081)	(1,337,265)
ProFund VP Small-Cap Growth	37,065,604	7,597,166	(5,140,883)	2,456,283
ProFund VP Asia 30	37,287,423	17,184,366	(14,928,856)	2,255,510
ProFund VP Europe 30	22,799,707	5,984,828	(6,797,597)	(812,769)
ProFund VP Financials	23,501,986	7,033,106	(12,583,324)	(5,550,218)
ProFund VP Health Care	19,074,374	10,096,194	(4,926,430)	5,169,764
ProFund VP Technology	12,207,655	7,559,782	(3,420,942)	4,138,840
ProFund VP U.S. Government Plus	61,200,805	525,927	(67,029)	458,898
ProFund VP Rising Rates Opportunity	26,502,000	—	—	—

Report of Independent Registered Public Accounting Firm :: 93

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (eleven of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2011, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 23, 2012

94 :: Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2011, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends Received Deduction
ProFund VP Large-Cap Value	100.00%
ProFund VP Health Care	100.00%

For the fiscal year ended December 31, 2011, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term Capital Gain
ProFund VP Small-Cap Growth	$687,001
ProFund VP Asia 30	6,567,031

For the fiscal year ended December 31, 2011, the amount of short-term capital gain designated by the ProFunds VP were as follows:

Short-Term Capital Gain
ProFund VP U.S. Government Plus	$70,436

December 31, 2011 (unaudited) :: Board Approval of Investment Advisory Agreement :: 95

At a meeting held on September 20, 2011, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided.

96 :: Board Approval of Investment Advisory Agreement :: December 31, 2011 (unaudited)

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and that such information as is available is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2011. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3- and 6-month periods and the 1-, 3- and 5-year periods ended June 30, 2011. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was competitive.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

Expense Examples

98 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2011 and held for the entire period from July 1, 2011 through December 31, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
ProFund VP Large-Cap Value	$1,000.00	$945.60	$8.24	1.68%
ProFund VP Large-Cap Growth	1,000.00	973.80	8.36	1.68%
ProFund VP Small-Cap Value	1,000.00	931.00	8.18	1.68%
ProFund VP Small-Cap Growth	1,000.00	917.70	8.12	1.68%
ProFund VP Asia 30	1,000.00	723.40	7.30	1.68%
ProFund VP Europe 30	1,000.00	844.80	7.81	1.68%
ProFund VP Financials	1,000.00	878.50	7.95	1.68%
ProFund VP Health Care	1,000.00	973.90	8.36	1.68%
ProFund VP Technology	1,000.00	977.60	8.37	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,421.20	8.42	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	649.90	6.90	1.66%

*  Expenses are equal to the average account value over the period multiplied by the ProFund VP’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
ProFund VP Large-Cap Value	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Asia 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Europe 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Financials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Health Care	1,000.00	1,016.74	8.54	1.68%
ProFund VP Technology	1,000.00	1,016.74	8.54	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,018.25	7.02	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.84	8.44	1.66%

*  Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period)

Trustees and Officers (unaudited) :: 99

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present

Chairman and Chief Executive Officer of the Advisor (April  1997 to present); ProShare Advisors LLC (November  2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present)

				ProFunds (112); Access One Trust (3); ProShares Trust (108)	None

*

The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC and any registered investment companies that have an investment advisor that is an affiliated person of the ProFund Advisors LLC.

**	Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

100 :: Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Jack P. Huntington 100 Summer Street Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (1993 to 2007)

Kenneth D. Schiltz 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/77	Assistant Treasurer	Indefinite; March 2011 to present	Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2005 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (2000 to 2005)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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P.O. Box 182800
Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/11

CLASSIC PROFUNDS VP

Small-Cap Value
Japan

ULTRA PROFUNDS VP

UltraMid-Cap

SECTOR PROFUNDS VP

Oil & Gas

DECEMBER 31, 2011

Annual Report

1	Message from the Chairman
3	Management Discussion of Fund Performance
7	Financial Statements and Financial Highlights
8	ProFund VP Small-Cap Value
17	ProFund VP Japan
22	ProFund VP UltraMid-Cap
31	ProFund VP Oil & Gas
37	Notes to Financial Statements
48	Report of Independent Registered Public Accounting Firm
49	Additional Tax Information
50	Board Approval of Investment Advisory Agreement
53	Expense Examples
55	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2011.

Foreign Equity Markets Flounder; U.S. Markets Are Mixed

Many major equity markets worldwide declined in 2011, as the European debt crisis and fears about global economic growth sent investors searching for safer investments. U.S. markets were among the most resilient. The S&P 500® Index ended the 12-month period with a small gain of 2.1% after an extremely volatile second half, which included the U.S. credit rating downgrade and deteriorating conditions in Europe. Smaller capitalization U.S. stocks underperformed large cap stocks, with the S&P MidCap 400® Index and the Russell 2000® Index down 1.7% and 4.2%, respectively.

Sector indexes delivered mixed returns for the 12-month period, as measured by the Dow Jones U.S. Industry IndexesSM. The utilities, health care, and consumer goods sectors were strong performers, with gains of 19.2%, 11.8% and 8.8%, respectively. But basic materials and financials were weak, with declines of 14.7% and 12.8%, respectively. Other sectors posted moderately positive to flat returns.

Foreign equity markets sustained heavy losses in 2011, as contagion from the European debt crisis spilled over into other developed and emerging markets. The MSCI EAFE Index fell 11.7%, the MSCI Europe Index dropped 10.5%, and the MSCI Emerging Market Index was especially hard hit, down 18.3%.

The U.S. dollar gained 1.5% against the basket of major currencies that comprise the U.S. Dollar Index, with strong gains in the second half of the year making up for weakness in the first half.

Treasury Market Soars

U.S. Treasury securities soared amid a massive flight to quality, as investors shed equities and other risk assets in favor of “safe-haven” U.S. government debt. The Ryan Labs Treasury 10 Year Index was up 17.0% during the 12-month period and the Ryan Labs Treasury 30 Year Index rose a remarkable 35.3%. The broader fixed income market gained 7.8%, as measured by the Barclays Capital U.S. Aggregate Bond Index®.

Whether you are bullish or bearish on different segments of the market, we offer tools that can help you express your view and manage risk. To learn more about our innovative array of funds, please visit us at ProFunds.com.

We appreciate the trust and confidence you have placed in us by investing in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

(1)  All investment performance index figures above reflect total return performance. You may not invest directly in an index.

(2)  All sector returns refer to Dow Jones Sector/Industry Indexes.

1

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Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”)(1) is designed to seek daily investment results that, before fees and expenses, correspond to the performance of a daily benchmark such as the daily performance or multiple (e.g., 1.25x or 2x), inverse (-1x) or inverse multiple (e.g., -1.25x or -2x) of the daily performance of an index or security (each such index or security, a “benchmark”). ProFund Advisors LLC (“PFA”), the Funds’ investment advisor, uses a mathematical approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.(2)

Each Geared Fund, those other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Money Market seeks investment results for a single day only, not for longer periods. The return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company, other than for cash management purposes. In addition, PFA does not conduct conventional research or analysis (other than determining counterparty creditworthiness); forecast market movements; trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds use investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). The use of these investment techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a Fund’s benchmark, including credit or counterparty risk on the amount the Fund expects to receive from a derivatives counterparty. If a counterparty becomes bankrupt, or otherwise fails to perform on its obligations, the value of your investment in the Fund may decline. The Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically only enter into derivatives with counterparties that PFA has determined to be large, well capitalized and well established financial institutions.

Factors that materially affected the performance of each Fund during the year ended December 31, 2011(3):

•                  Primary factors affecting Fund performance include the following: the total return of the benchmark; the volatility of the benchmark; financing rates paid or earned by the Fund associated with cash and derivative positions utilized in obtaining leveraged, inverse or inverse leveraged exposure to the benchmark; and fees, expenses, and transaction costs.

•                  Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are the principal factors driving fund performance.(4)

•                  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to return a multiple (e.g., 1.25x or 2x), the inverse (-1x) or an inverse multiple (e.g., -1.25x or -2x) of its benchmark return for a single day only. The return of a Geared Fund for a period longer than one day is the result of its return for each day compounded over the period and thus is likely to differ from the Geared Fund’s multiple times the return of the Geared Fund’s benchmark for the period. Compounding is a universal mathematical concept that applies to all investments, but has a magnified effect on leveraged, inverse and inverse leveraged funds. When held for longer than one day, compounding can improve returns (i.e., increase returns or decrease losses) in trending low volatility markets as compared to the index returns times the Fund multiple. In more volatile periods, compounding commonly reduces returns or increases losses over periods greater than one day as compared to the benchmark return times the Fund multiple. The magnitude of such differences attributable to compounding is a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, benchmark volatility and magnitude of benchmark return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of benchmark return will generally contribute to more adverse (beneficial) deviations.

(1)          Other than ProFund VP Money Market

(2)          A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of twice (2x) the daily return of the NASDAQ-100 Index.

(3)          Past performance is not a guarantee of future results.

(4)          Unlike the ProFunds VP, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will generally differ from the Fund’s benchmark performance.

Management Discussion of Fund Performance (unaudited) :: 5

Daily volatility for the U.S. equity markets increased from a year ago. For example, the volatility for the S&P 500 for the year ended December 31, 2011, was 23.37%, which was higher than the prior year’s volatility of 18.06%. The volatility of each benchmark is shown below.

Underlying Benckmark	One Year Benchmark Volatility
ProFunds Asia 30 Index®	32.36%
Bank of New York Mellon Emerging Markets 50 ADR Index	27.96%
Dow Jones Internet Composite Index	29.69%
Dow Jones Industrial Average	20.96%
Dow Jones Precious Metals Index	30.41%
Dow Jones U.S. Banks Index	39.61%
Dow Jones U.S. Basic Materials Index	33.63%
Dow Jones U.S. Biotechnology Index	22.05%
Dow Jones U.S. Consumer Goods Index	18.11%
Dow Jones U.S. Consumer Services Index	22.40%
Dow Jones U.S. Financials Index	32.45%
Dow Jones U.S. Health Care Index	19.93%
Dow Jones U.S. Industrials Index	27.71%
Dow Jones U.S. Oil & Gas Index	30.94%
Dow Jones U.S. Pharmaceuticals Index	17.76%
Dow Jones U.S. Real Estate Index	28.67%
Dow Jones U.S. Semiconductors Index	28.63%
Dow Jones U.S. Technology Index	24.41%
Dow Jones U.S. Telecommunications Index	18.41%
Dow Jones U.S. Utilities Index	17.22%
ProFunds Europe 30 Index®	31.22%
MSCI EAFE Index®	23.25%
NASDAQ-100® Index	23.85%
Nikkei 225 Stock Average	23.78%
Russell 2000® Index	33.12%
Ryan Labs 30 Year Treasury Return Index	20.16%
S&P 500 Growth Index	22.46%
S&P 500 Value Index	24.76%
S&P 500® Index	23.37%
S&P MidCap 400 Index	28.69%
S&P MidCap 400 Growth Index	28.91%
S&P MidCap 400 Value Index	28.76%
S&P SmallCap 600 Growth Index	31.42%
S&P SmallCap 600 Value Index	35.60%
U.S. Dollar Index	9.02%

6 :: Management Discussion of Fund Performance (unaudited)

•                  Cost of Obtaining Leverage, Inverse and Inverse Leveraged Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark was generally negatively impacted by costs associated with leveraged investment techniques. Similarly, certain Inverse Funds, primarily those benchmarked to International and Treasury indexes, were negatively impacted due to unfavorable financing rates. The performance impact with obtaining leveraged, inverse or inverse leveraged varied over the period.

One week Libor, (the most common benchmark financing rate for the Funds) was 0.25% at the beginning of the period and lessened to 0.21% at the end of the period. Each Ultra ProFund VP essentially pays one times this rate plus a spread, while each Inverse ProFund VP (including ProFund VP Bear) and UltraShort ProFund VP (including ProFund VP UltraShort Dow 30) essentially receives two. and three times this rate plus a spread, respectively.

•                  Stock Dividends and Bond Income: The performance of Funds with an investment objective that is a positive multiple of a benchmark was positively impacted by effectively capturing a multiple of the dividend or income yield associated with the benchmark. Inverse Funds were negatively impacted by virtue of effectively paying out a multiple of the dividend or income yield associated with the benchmark.

•                  Fees, Expenses and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple, have inverse or inverse multiples and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other funds’ benchmarks.

Financial Statements and Financial Highlights

8 :: ProFund VP Small-Cap Value :: Management Discussion of Fund Performance

ProFund VP Small-Cap Value seeks daily investment results before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -4.10%. For the same period, the Index had a return of -1.36%(1) and a volatility of 35.60%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Small-Cap Value	-4.10%	-1.94%	2.62%
S&P SmallCap 600 Value Index	-1.36%	0.25%	5.36%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Value	1.96%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BioMed Realty Trust, Inc.	1.2%
Delphi Financial Group, Inc. - Class A	1.1%
LaSalle Hotel Properties	0.9%
EMCOR Group, Inc.	0.8%
Bristow Group, Inc.	0.8%

S&P SmallCap 600 Value Index — Composition

% of Index
Financial	27%
Industrial	22%
Consumer Cyclical	15%
Consumer Non-Cyclical	13%
Technology	6%
Communications	5%
Utilities	5%
Basic Materials	4%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)   Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap Value :: 9

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.8%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,892	$17,898
AAON, Inc. (Building Materials)	1,032	21,146
AAR Corp. (Aerospace/Defense)	4,472	85,728
ABM Industries, Inc. (Commercial Services)	5,504	113,492
Acadia Realty Trust (REIT)	1,892	38,105
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,740	175,621
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	4,988	53,521
Aegion Corp.* (Engineering & Construction)	4,472	68,600
Affymetrix, Inc.* (Healthcare-Products)	7,912	32,360
Agilysys, Inc.* (Computers)	1,720	13,674
AK Steel Holding Corp. (Iron/Steel)	12,556	103,713
Albany International Corp.—Class A (Machinery-Diversified)	3,268	75,556
Align Technology, Inc.* (Healthcare-Products)	2,580	61,210
ALLETE, Inc. (Electric)	1,892	79,426
Alliance One International, Inc.* (Agriculture)	9,976	27,135
Almost Family, Inc.* (Healthcare-Services)	860	14,259
AMCOL International Corp. (Mining)	1,204	32,327
Amedisys, Inc.* (Healthcare-Services)	3,268	35,654
American Vanguard Corp. (Chemicals)	1,720	22,945
Amerisafe, Inc.* (Insurance)	2,064	47,988
AMN Healthcare Services, Inc.* (Commercial Services)	4,644	20,573
AmSurg Corp.* (Healthcare-Services)	1,376	35,831
Anixter International, Inc.* (Telecommunications)	3,096	184,645
Apogee Enterprises, Inc. (Building Materials)	3,268	40,066
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,064	72,591
Arctic Cat, Inc.* (Leisure Time)	1,376	31,029
Arkansas Best Corp. (Transportation)	2,924	56,345
Arris Group, Inc.* (Telecommunications)	13,416	145,161
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,236	72,022
ATMI, Inc.* (Semiconductors)	2,064	41,342
Avid Technology, Inc.* (Software)	3,268	27,876
Avista Corp. (Electric)	6,536	168,302
B&G Foods, Inc.—Class A (Food)	2,924	70,381
Badger Meter, Inc. (Electronics)	516	15,186
Bank Mutual Corp. (Savings & Loans)	5,160	16,409
Bank of the Ozarks, Inc. (Banks)	1,376	40,771
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,332	128,555
Basic Energy Services, Inc.* (Oil & Gas Services)	2,236	44,049
BBCN Bancorp, Inc.* (Banks)	8,772	82,895
Bel Fuse, Inc.—Class B (Electronics)	1,204	22,575
Belden, Inc. (Electrical Components & Equipment)	3,268	108,759
Benchmark Electronics, Inc.* (Electronics)	6,536	88,040
Big 5 Sporting Goods Corp. (Retail)	2,408	25,140
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,032	16,791
BioMed Realty Trust, Inc. (REIT)	17,372	314,086
Black Box Corp. (Telecommunications)	2,064	57,875
Blue Coat Systems, Inc.* (Internet)	2,064	52,529
Blyth, Inc. (Household Products/Wares)	172	9,770
Boston Private Financial Holdings, Inc. (Banks)	8,772	69,650
Bottomline Technologies, Inc.* (Software)	1,376	31,882
Boyd Gaming Corp.* (Lodging)	6,192	46,192
Brady Corp.—Class A (Electronics)	6,020	190,051
Briggs & Stratton Corp. (Machinery-Diversified)	5,676	87,921
Brightpoint, Inc.* (Distribution/Wholesale)	7,740	83,282
Bristow Group, Inc. (Transportation)	4,128	195,626
Brookline Bancorp, Inc. (Savings & Loans)	7,912	66,777
Brooks Automation, Inc. (Semiconductors)	2,408	24,730
Brown Shoe Co., Inc. (Retail)	4,816	42,862
Brunswick Corp. (Leisure Time)	6,880	124,253
Buckeye Technologies, Inc. (Forest Products & Paper)	1,548	51,765
Cabela’s, Inc.* (Retail)	4,816	122,423
Cal-Maine Foods, Inc. (Food)	1,548	56,610
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	2,236	27,972
Calavo Growers, Inc. (Food)	516	13,251
Calgon Carbon Corp.* (Environmental Control)	3,612	56,745
Callaway Golf Co. (Leisure Time)	7,396	40,900
Cambrex Corp.* (Biotechnology)	3,268	23,464
Cantel Medical Corp. (Healthcare-Products)	516	14,412
Cardtronics, Inc.* (Commercial Services)	1,892	51,198
Career Education Corp.* (Commercial Services)	6,880	54,834
Cascade Corp. (Machinery-Diversified)	516	24,340
Cbeyond, Inc.* (Telecommunications)	3,440	27,554
CDI Corp. (Commercial Services)	1,376	19,003
Cedar Shopping Centers, Inc. (REIT)	6,364	27,429
Centene Corp.* (Healthcare-Services)	1,892	74,904
Central Garden & Pet Co.—Class A* (Household Products/Wares)	4,816	40,069
Central Vermont Public Service Corp. (Electric)	860	30,186
Century Aluminum Co.* (Mining)	6,192	52,694
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,752	73,699
CH Energy Group, Inc. (Electric)	688	40,165
Checkpoint Systems, Inc.* (Electronics)	4,472	48,924
Christopher & Banks Corp. (Retail)	4,128	9,660
CIBER, Inc.* (Computers)	8,256	31,868
Cincinnati Bell, Inc.* (Telecommunications)	22,188	67,230
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,204	42,513
City Holding Co. (Banks)	860	29,145
Clearwater Paper Corp.* (Forest Products & Paper)	1,032	36,750
Cohu, Inc. (Semiconductors)	2,752	31,235
Coldwater Creek, Inc.* (Retail)	10,148	11,975
Colonial Properties Trust (REIT)	7,052	147,105
Columbia Banking System, Inc. (Banks)	4,472	86,175
Comfort Systems USA, Inc. (Building Materials)	4,300	46,096
Community Bank System, Inc. (Banks)	2,236	62,161
Comtech Telecommunications Corp. (Telecommunications)	2,236	63,994
CONMED Corp.* (Healthcare-Products)	3,096	79,474
Consolidated Graphics, Inc.* (Commercial Services)	344	16,608
Corinthian Colleges, Inc.* (Commercial Services)	9,632	20,901
Cousins Properties, Inc. (REIT)	11,696	74,971
Cracker Barrel Old Country Store, Inc. (Retail)	860	43,353
Crocs, Inc.* (Apparel)	6,536	96,537
Cross Country Healthcare, Inc.* (Commercial Services)	3,612	20,047

See accompanying notes to the financial statements.

10 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
CryoLife, Inc.* (Healthcare-Products)	3,268	$15,686
CSG Systems International, Inc.* (Software)	1,548	22,771
CTS Corp. (Electronics)	3,956	36,395
Curtiss-Wright Corp. (Aerospace/Defense)	5,332	188,380
Daktronics, Inc. (Electronics)	4,128	39,505
Darling International, Inc.* (Environmental Control)	7,052	93,721
DealerTrack Holdings, Inc.* (Internet)	2,064	56,265
Delphi Financial Group, Inc.—Class A (Insurance)	6,192	274,306
Diamond Foods, Inc. (Food)	1,032	33,303
DiamondRock Hospitality Co. (REIT)	18,920	182,389
Digi International, Inc.* (Software)	2,924	32,632
Digital Generation, Inc.* (Media)	3,096	36,904
Digital River, Inc.* (Internet)	4,300	64,586
Dime Community Bancshares, Inc. (Savings & Loans)	3,096	39,010
Diodes, Inc.* (Semiconductors)	1,548	32,972
Drew Industries, Inc.* (Building Materials)	2,236	54,849
DSP Group, Inc.* (Semiconductors)	2,580	13,442
Dycom Industries, Inc.* (Engineering & Construction)	3,784	79,161
E.W. Scripps Co.* (Media)	3,612	28,932
Eagle Materials, Inc. (Building Materials)	3,268	83,857
eHealth, Inc.* (Insurance)	688	10,114
El Paso Electric Co. (Electric)	1,720	59,581
Electro Scientific Industries, Inc. (Electronics)	2,752	39,849
EMCOR Group, Inc. (Engineering & Construction)	7,568	202,898
Emergent Biosolutions, Inc.* (Biotechnology)	860	14,482
Employers Holdings, Inc. (Insurance)	3,956	71,564
Encore Capital Group, Inc.* (Diversified Financial Services)	688	14,627
Encore Wire Corp. (Electrical Components & Equipment)	2,236	57,912
EnerSys* (Electrical Components & Equipment)	5,332	138,472
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,408	79,416
Entertainment Properties Trust (REIT)	2,408	105,254
Enzo Biochem, Inc.* (Biotechnology)	2,236	5,009
EPIQ Systems, Inc. (Software)	1,892	22,742
eResearchTechnology, Inc.* (Internet)	2,752	12,907
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	3,096	89,103
Ethan Allen Interiors, Inc. (Home Furnishings)	2,924	69,328
Exterran Holdings, Inc.* (Oil & Gas Services)	6,880	62,608
Extra Space Storage, Inc. (REIT)	5,504	133,362
F.N.B. Corp. (Banks)	15,824	178,969
Federal Signal Corp.* (Miscellaneous Manufacturing)	7,052	29,266
FEI Co.* (Electronics)	1,376	56,113
First BanCorp.* (Banks)	2,408	8,404
First Commonwealth Financial Corp. (Banks)	11,868	62,426
First Financial Bancorp (Banks)	3,612	60,104
First Financial Bankshares, Inc. (Banks)	1,548	51,750
First Midwest Bancorp, Inc. (Banks)	8,428	85,376
Forestar Group, Inc.* (Real Estate)	3,956	59,854
Franklin Street Properties Corp. (REIT)	8,256	82,147
Fred’s, Inc. (Retail)	4,300	62,694
Fuller (H.B.) Co. (Chemicals)	2,924	67,574
G & K Services, Inc. (Textiles)	2,064	60,083
GenCorp, Inc.* (Aerospace/Defense)	6,708	35,687
General Communication, Inc.—Class A* (Telecommunications)	2,236	21,890
Gentiva Health Services, Inc.* (Healthcare-Services)	3,440	23,220
Getty Realty Corp. (REIT)	3,096	43,189
Gibraltar Industries, Inc.* (Building Materials)	3,440	48,022
Glacier Bancorp, Inc. (Banks)	8,084	97,251
Greatbatch, Inc.* (Healthcare-Products)	860	19,006
Griffon Corp. (Miscellaneous Manufacturing)	5,160	47,111
Group 1 Automotive, Inc. (Retail)	2,580	133,644
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,548	45,217
Gulfport Energy Corp.* (Oil & Gas)	1,720	50,654
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,784	70,723
Hanmi Financial Corp.* (Banks)	2,236	16,546
Harmonic, Inc.* (Telecommunications)	13,072	65,883
Harte-Hanks, Inc. (Advertising)	4,988	45,341
Haverty Furniture Cos., Inc. (Retail)	2,236	24,551
Haynes International, Inc. (Metal Fabricate/Hardware)	516	28,174
Headwaters, Inc.* (Energy-Alternate Sources)	4,128	9,164
Healthcare Realty Trust, Inc. (REIT)	5,160	95,924
Healthcare Services Group, Inc. (Commercial Services)	2,752	48,683
Healthways, Inc.* (Healthcare-Services)	3,784	25,958
Heartland Express, Inc. (Transportation)	3,784	54,073
Heartland Payment Systems, Inc. (Commercial Services)	1,720	41,899
Heidrick & Struggles International, Inc. (Commercial Services)	2,064	44,459
Helen of Troy, Ltd.* (Household Products/Wares)	1,548	47,524
Hillenbrand, Inc. (Commercial Services)	2,408	53,747
Home Bancshares, Inc. (Banks)	1,548	40,109
Horace Mann Educators Corp. (Insurance)	4,472	61,311
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,892	58,690
Hot Topic, Inc. (Retail)	4,816	31,834
Hub Group, Inc.—Class A* (Transportation)	1,892	61,358
Iconix Brand Group, Inc.* (Apparel)	2,408	39,226
iGATE Corp.* (Computers)	1,892	29,761
Independent Bank Corp./MA (Banks)	2,408	65,714
Inland Real Estate Corp. (REIT)	6,020	45,812
Insight Enterprises, Inc.* (Computers)	4,988	76,267
Insperity, Inc. (Commercial Services)	2,580	65,403
Integra LifeSciences Holdings* (Healthcare-Products)	688	21,211
Inter Parfums, Inc. (Cosmetics/Personal Care)	860	13,382
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,472	66,812
Interface, Inc.—Class A (Office Furnishings)	6,536	75,425
Intermec, Inc.* (Machinery-Diversified)	5,848	40,117
Interval Leisure Group, Inc.* (Leisure Time)	2,408	32,773
Intevac, Inc.* (Machinery-Diversified)	2,580	19,092
Invacare Corp. (Healthcare-Products)	3,612	55,227
Investment Technology Group, Inc.* (Diversified Financial Services)	4,472	48,342
ION Geophysical Corp.* (Oil & Gas Services)	9,804	60,099
Jack in the Box, Inc.* (Retail)	4,988	104,249
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,924	41,258
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,268	50,229
K-Swiss, Inc.—Class A* (Apparel)	3,096	9,040
Kaiser Aluminum Corp. (Mining)	1,720	78,914
Kaman Corp. (Aerospace/Defense)	1,376	37,592
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,376	21,658

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 11

Common Stocks, continued

	Shares	Value
Kaydon Corp. (Metal Fabricate/Hardware)	2,236	$68,198
Kelly Services, Inc.—Class A (Commercial Services)	3,268	44,706
Kensey Nash Corp. (Healthcare-Products)	344	6,601
Kilroy Realty Corp. (REIT)	3,268	124,413
Kindred Healthcare, Inc.* (Healthcare-Services)	5,848	68,831
Kirkland’s, Inc.* (Retail)	860	11,438
Kite Realty Group Trust (REIT)	7,224	32,580
Knight Transportation, Inc. (Transportation)	3,612	56,492
Kopin Corp.* (Semiconductors)	4,128	16,017
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,204	41,369
Kraton Performance Polymers, Inc.* (Chemicals)	1,548	31,424
La-Z-Boy, Inc.* (Home Furnishings)	5,848	69,591
Laclede Group, Inc. (Gas)	2,580	104,413
LaSalle Hotel Properties (REIT)	9,460	229,027
Lawson Products, Inc. (Metal Fabricate/Hardware)	344	5,308
Lexington Realty Trust (REIT)	15,308	114,657
LHC Group, Inc.* (Healthcare-Services)	1,720	22,068
Lincoln Educational Services Corp. (Commercial Services)	2,580	20,382
Lithia Motors, Inc.—Class A (Retail)	2,408	52,639
Live Nation, Inc.* (Commercial Services)	16,684	138,644
Liz Claiborne, Inc.* (Retail)	5,332	46,015
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,032	28,927
LTC Properties, Inc. (REIT)	1,548	47,771
Lumber Liquidators Holdings, Inc.* (Retail)	860	15,188
Lumos Networks Corp. (Telecommunications)	1,720	26,385
Lydall, Inc.* (Miscellaneous Manufacturing)	1,892	17,955
M/I Schottenstein Homes, Inc.* (Home Builders)	2,064	19,814
Maidenform Brands, Inc.* (Apparel)	1,204	22,033
Marcus Corp. (Lodging)	2,236	28,196
MarineMax, Inc.* (Retail)	2,580	16,822
Marriott Vacations Worldwide Corp.* (Entertainment)	3,096	53,127
Materion Corp.* (Mining)	2,236	54,290
Matrix Service Co.* (Oil & Gas Services)	2,924	27,603
Meadowbrook Insurance Group, Inc. (Insurance)	5,848	62,457
Measurement Specialties, Inc.* (Electronics)	516	14,427
Medical Properties Trust, Inc. (REIT)	12,556	123,928
Mercury Computer Systems, Inc.* (Computers)	1,548	20,573
Meridian Bioscience, Inc. (Healthcare-Products)	1,892	35,645
Merit Medical Systems, Inc.* (Healthcare-Products)	1,892	25,315
Meritage Homes Corp.* (Home Builders)	3,096	71,796
Methode Electronics, Inc. (Electronics)	4,128	34,221
Micrel, Inc. (Semiconductors)	2,064	20,867
Microsemi Corp.* (Semiconductors)	2,924	48,977
Midas, Inc.* (Commercial Services)	1,032	8,865
MKS Instruments, Inc. (Semiconductors)	2,236	62,206
Mobile Mini, Inc.* (Storage/Warehousing)	3,956	69,032
Molina Healthcare, Inc.* (Healthcare-Services)	3,268	72,974
Monarch Casino & Resort, Inc.* (Lodging)	1,376	14,021
Monolithic Power Systems, Inc.* (Semiconductors)	1,204	18,144
Monotype Imaging Holdings, Inc.* (Software)	2,064	32,178
Moog, Inc.—Class A* (Aerospace/Defense)	1,720	75,560
Movado Group, Inc. (Miscellaneous Manufacturing)	1,892	34,378
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,300	165,206
Multimedia Games Holding Co., Inc.* (Entertainment)	2,064	16,388
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,784	46,695
Nanometrics, Inc.* (Semiconductors)	688	12,673
Nash Finch Co. (Food)	1,376	40,289
National Financial Partners* (Diversified Financial Services)	4,644	62,787
National Penn Bancshares, Inc. (Banks)	13,932	117,586
Natus Medical, Inc.* (Healthcare-Products)	3,268	30,817
Navigant Consulting Co.* (Commercial Services)	5,848	66,726
NBT Bancorp, Inc. (Banks)	3,784	83,740
NCI Building Systems, Inc.* (Building Materials)	1,548	16,827
NCI, Inc.—Class A* (Computers)	860	10,019
Neenah Paper, Inc. (Forest Products & Paper)	1,720	38,390
Neutral Tandem, Inc.* (Telecommunications)	1,032	11,032
New Jersey Resources Corp. (Gas)	2,236	110,011
Newport Corp.* (Electronics)	4,300	58,523
Northwest Bancshares, Inc. (Savings & Loans)	11,008	136,939
Northwest Natural Gas Co. (Gas)	1,204	57,708
NorthWestern Corp. (Electric)	1,892	67,715
Novatel Wireless, Inc.* (Telecommunications)	3,612	11,306
NTELOS Holdings Corp. (Telecommunications)	1,720	35,054
Nutrisystem, Inc. (Internet)	3,268	42,255
O’Charley’s, Inc.* (Retail)	2,064	11,331
OfficeMax, Inc.* (Retail)	9,804	44,510
Old Dominion Freight Line, Inc.* (Transportation)	1,548	62,740
Old National Bancorp (Banks)	10,664	124,236
Olympic Steel, Inc. (Metal Fabricate/Hardware)	1,032	24,066
OM Group, Inc.* (Chemicals)	3,612	80,873
Omnicell, Inc.* (Software)	2,236	36,939
On Assignment, Inc.* (Commercial Services)	4,128	46,151
Oplink Communications, Inc.* (Telecommunications)	860	14,164
Orbital Sciences Corp.* (Aerospace/Defense)	6,708	97,467
Orion Marine Group, Inc.* (Engineering & Construction)	3,096	20,588
Oritani Financial Corp. (Savings & Loans)	1,376	17,572
Overseas Shipholding Group, Inc. (Transportation)	2,924	31,959
Oxford Industries, Inc. (Apparel)	860	38,803
P.F. Chang’s China Bistro, Inc. (Retail)	860	26,583
PacWest Bancorp (Banks)	2,580	48,891
Palomar Medical Technologies, Inc.* (Healthcare-Products)	2,236	20,795
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,032	33,777
PAREXEL International Corp.* (Commercial Services)	3,784	78,480
Park Electrochemical Corp. (Electronics)	1,376	35,253
Parkway Properties, Inc. (REIT)	2,580	25,439
PC-Tel, Inc. (Internet)	2,064	14,118
Penn Virginia Corp. (Oil & Gas)	5,160	27,296
Pennsylvania REIT (REIT)	6,364	66,440
Perficient, Inc.* (Internet)	3,440	34,434
Pericom Semiconductor Corp.* (Semiconductors)	2,752	20,943
Perry Ellis International, Inc.* (Apparel)	1,548	22,013

See accompanying notes to the financial statements.

12 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
PetMed Express, Inc. (Retail)	2,236	$23,210
Petroleum Development* (Oil & Gas)	1,548	54,350
PetroQuest Energy, Inc.* (Oil & Gas)	6,536	43,138
PharMerica Corp.* (Pharmaceuticals)	3,268	49,608
Piedmont Natural Gas Co., Inc. (Gas)	4,472	151,959
Pinnacle Entertainment, Inc.* (Entertainment)	7,052	71,648
Pinnacle Financial Partners, Inc.* (Banks)	3,956	63,889
Pioneer Drilling Co.* (Oil & Gas)	3,956	38,294
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,720	34,744
Plexus Corp.* (Electronics)	3,956	108,315
PolyOne Corp. (Chemicals)	10,320	119,196
Pool Corp. (Distribution/Wholesale)	2,924	88,012
Post Properties, Inc. (REIT)	2,580	112,798
Powell Industries, Inc.* (Electrical Components & Equipment)	1,032	32,281
Presidential Life Corp. (Insurance)	2,408	24,056
Prestige Brands Holdings, Inc.* (Household Products/Wares)	5,676	63,969
PrivateBancorp, Inc. (Banks)	6,708	73,654
Progress Software Corp.* (Software)	3,784	73,220
Prospect Capital Corp. (Investment Companies)	12,384	115,047
Provident Financial Services, Inc. (Savings & Loans)	6,020	80,608
PSS World Medical, Inc.* (Healthcare-Products)	2,236	54,089
Pulse Electronics Corp. (Electronics)	4,644	13,003
Quaker Chemical Corp. (Chemicals)	516	20,067
Quanex Building Products Corp. (Building Materials)	4,128	62,003
Quiksilver, Inc.* (Apparel)	13,932	50,295
RadiSys Corp.* (Computers)	2,580	13,055
Red Robin Gourmet Burgers, Inc.* (Retail)	1,204	33,351
Resources Connection, Inc. (Commercial Services)	4,988	52,823
Robbins & Myers, Inc. (Machinery-Diversified)	1,376	66,805
Rofin-Sinar Technologies, Inc.* (Electronics)	1,720	39,302
Rogers Corp.* (Electronics)	688	25,360
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	3,440	79,842
Ruby Tuesday, Inc.* (Retail)	7,052	48,659
Rudolph Technologies, Inc.* (Semiconductors)	3,612	33,447
Ruth’s Hospitality Group, Inc.* (Retail)	3,956	19,661
S&T Bancorp, Inc. (Banks)	3,268	63,889
Safety Insurance Group, Inc. (Insurance)	1,720	69,626
Saul Centers, Inc. (REIT)	344	12,184
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	3,956	8,822
ScanSource, Inc.* (Distribution/Wholesale)	3,096	111,456
School Specialty, Inc.* (Distribution/Wholesale)	1,892	4,730
Schulman (A.), Inc. (Chemicals)	3,268	69,216
Select Comfort Corp.* (Home Furnishings)	3,612	78,344
Selective Insurance Group, Inc. (Insurance)	6,192	109,784
Seneca Foods Corp.—Class A* (Food)	1,032	26,646
Shuffle Master, Inc.* (Entertainment)	3,440	40,317
Sigma Designs, Inc.* (Semiconductors)	3,612	21,672
Simmons First National Corp.—Class A (Banks)	1,892	51,443
Simpson Manufacturing Co., Inc. (Building Materials)	2,580	86,843
Skechers U.S.A., Inc.—Class A* (Apparel)	4,128	50,031
SkyWest, Inc. (Airlines)	5,676	71,461
Smith Corp. (Miscellaneous Manufacturing)	2,580	103,510
Snyders-Lance, Inc. (Food)	3,096	69,660
Sonic Automotive, Inc. (Retail)	3,956	58,588
Sonic Corp.* (Retail)	7,052	47,460
Southwest Gas Corp. (Gas)	2,752	116,932
Sovran Self Storage, Inc. (REIT)	1,376	58,714
Spartan Motors, Inc. (Auto Parts & Equipment)	3,784	18,201
Spartan Stores, Inc. (Food)	2,580	47,730
Stage Stores, Inc. (Retail)	3,440	47,782
Standard Microsystems Corp.* (Semiconductors)	1,376	35,460
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,236	44,832
Standard Pacific Corp.* (Home Builders)	11,524	36,646
Standex International Corp. (Miscellaneous Manufacturing)	1,376	47,004
Stein Mart, Inc.* (Retail)	3,096	21,084
Stepan Co. (Chemicals)	344	27,575
Sterling Bancorp (Banks)	3,440	29,722
Stewart Information Services Corp. (Insurance)	2,236	25,826
Stifel Financial Corp.* (Diversified Financial Services)	2,580	82,689
Stone Energy Corp.* (Oil & Gas)	5,504	145,195
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,720	14,156
Stratasys, Inc.* (Computers)	860	26,153
Super Micro Computer, Inc.* (Computers)	3,096	48,545
Superior Industries International, Inc. (Auto Parts & Equipment)	2,752	45,518
Supertex, Inc.* (Semiconductors)	860	16,237
SurModics, Inc.* (Healthcare-Products)	1,032	15,129
Susquehanna Bancshares, Inc. (Banks)	17,716	148,460
Swift Energy Co.* (Oil & Gas)	4,816	143,131
SWS Group, Inc. (Diversified Financial Services)	3,268	22,451
Sykes Enterprises, Inc.* (Computers)	4,472	70,032
Symmetricom, Inc.* (Telecommunications)	4,816	25,958
Symmetry Medical, Inc.* (Healthcare-Products)	4,128	32,983
SYNNEX Corp.* (Software)	2,924	89,065
Take-Two Interactive Software, Inc.* (Software)	9,804	132,844
Tanger Factory Outlet Centers, Inc. (REIT)	3,956	115,990
Tekelec* (Telecommunications)	7,052	77,078
TeleTech Holdings, Inc.* (Commercial Services)	1,720	27,864
Tennant Co. (Machinery-Diversified)	688	26,743
Tessera Technologies, Inc.* (Semiconductors)	2,064	34,572
Tetra Tech, Inc.* (Environmental Control)	2,924	63,129
TETRA Technologies, Inc.* (Oil & Gas Services)	8,772	81,930
Texas Capital Bancshares, Inc.* (Banks)	2,408	73,709
Texas Industries, Inc. (Building Materials)	3,096	95,295
Texas Roadhouse, Inc. (Retail)	2,752	41,005
The Andersons, Inc. (Agriculture)	2,064	90,114
The Cato Corp.—Class A (Retail)	1,376	33,299
The Finish Line, Inc.—Class A (Retail)	2,924	56,389
The Geo Group, Inc.* (Commercial Services)	7,052	118,121
The Hain Celestial Group, Inc.* (Food)	1,892	69,361
The Men’s Wearhouse, Inc. (Retail)	5,848	189,534
The Navigators Group, Inc.* (Insurance)	516	24,603
The Pep Boys-Manny, Moe & Jack (Retail)	6,020	66,220
The Ryland Group, Inc. (Home Builders)	2,580	40,661
The Standard Register Co. (Household Products/Wares)	1,376	3,206
THQ, Inc.* (Software)	7,740	5,882
Tompkins Financial Corp. (Banks)	344	13,247
Tower Group, Inc. (Insurance)	4,472	90,200
Tredegar Corp. (Miscellaneous Manufacturing)	2,580	57,302
TriQuint Semiconductor, Inc.* (Semiconductors)	7,912	38,531

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 13

Common Stocks, continued

	Shares	Value
TrueBlue, Inc.* (Commercial Services)	4,472	$62,071
TrustCo Bank Corp. NY (Banks)	10,664	59,825
TTM Technologies, Inc.* (Electronics)	5,848	64,094
Tuesday Morning Corp.* (Retail)	4,816	16,615
UIL Holdings Corp. (Electric)	3,612	127,756
Ultratech Stepper, Inc.* (Semiconductors)	860	21,130
UMB Financial Corp. (Banks)	1,376	51,256
Umpqua Holdings Corp. (Banks)	13,072	161,962
UniFirst Corp. (Textiles)	516	29,278
Unisource Energy Corp. (Electric)	1,720	63,502
United Bankshares, Inc. (Banks)	5,160	145,873
United Community Banks, Inc.* (Banks)	2,236	15,630
United Fire & Casualty Co. (Insurance)	2,408	48,593
United Natural Foods, Inc.* (Food)	2,236	89,462
United Online, Inc. (Internet)	10,148	55,205
United Stationers, Inc. (Distribution/Wholesale)	4,816	156,809
Universal Electronics, Inc.* (Home Furnishings)	1,720	29,016
Universal Forest Products, Inc. (Building Materials)	2,236	69,025
Universal Health Realty Income Trust (REIT)	516	20,124
Universal Technical Institute, Inc.* (Commercial Services)	1,032	13,189
Urstadt Biddle Properties—Class A (REIT)	1,376	24,878
USA Mobility, Inc. (Telecommunications)	2,580	35,785
Viad Corp. (Commercial Services)	2,236	39,085
Vicor Corp. (Electrical Components & Equipment)	1,032	8,215
Virtusa Corp.* (Computers)	1,204	17,434
VOXX International Corp.* (Home Furnishings)	2,064	17,441
Watts Water Technologies, Inc.—Class A (Electronics)	1,548	52,957
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,504	45,463
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,376	52,219
Wilshire Bancorp, Inc.* (Banks)	6,708	24,350
Winnebago Industries, Inc.* (Home Builders)	3,268	24,118
Wintrust Financial Corp. (Banks)	4,128	115,790
XO Group, Inc.* (Internet)	3,268	27,255
Zale Corp.* (Retail)	2,924	11,140
Zep, Inc. (Chemicals)	2,408	33,664
Zumiez, Inc.* (Retail)	860	23,874
TOTAL COMMON STOCKS (Cost $21,519,039)		25,161,613

Repurchase Agreements(a) (0.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $97,000	$97,000	$97,000
TOTAL REPURCHASE AGREEMENTS (Cost $97,000)		97,000
TOTAL INVESTMENT SECURITIES (Cost $21,616,039)—100.2%		25,258,613
Net other assets (liabilities)—(0.2)%		(51,053)
NET ASSETS—100.0%		$25,207,560

*                 Non-income producing security

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$45,341	0.2%
Aerospace/Defense	520,414	2.1%
Agriculture	117,249	0.5%
Airlines	71,461	0.3%
Apparel	327,978	1.3%
Auto Parts & Equipment	108,551	0.4%
Banks	2,504,598	9.8%
Biotechnology	42,955	0.2%
Building Materials	624,029	2.5%
Chemicals	472,534	1.9%
Commercial Services	1,287,954	5.1%
Computers	357,381	1.4%
Cosmetics/Personal Care	13,382	0.1%
Distribution/Wholesale	444,289	1.8%
Diversified Financial Services	360,424	1.4%
Electric	636,633	2.5%
Electrical Components & Equipment	399,160	1.6%
Electronics	982,093	3.9%
Energy-Alternate Sources	9,164	NM
Engineering & Construction	371,247	1.5%
Entertainment	181,480	0.7%
Environmental Control	213,595	0.8%
Food	516,693	2.0%
Forest Products & Paper	194,026	0.8%
Gas	541,023	2.1%
Healthcare-Products	642,902	2.6%
Healthcare-Services	390,490	1.5%
Home Builders	193,035	0.8%
Home Furnishings	263,720	1.0%
Household Products/Wares	164,538	0.7%
Insurance	920,428	3.7%
Internet	359,554	1.4%
Investment Companies	115,047	0.5%
Iron/Steel	103,713	0.4%
Leisure Time	228,955	0.9%
Lodging	88,409	0.4%
Machinery-Construction & Mining	72,022	0.3%
Machinery-Diversified	413,165	1.6%
Media	65,836	0.3%
Metal Fabricate/Hardware	431,205	1.7%
Mining	218,225	0.9%
Miscellaneous Manufacturing	1,064,296	4.2%
Office Furnishings	75,425	0.3%
Oil & Gas	502,058	2.0%
Oil & Gas Services	380,196	1.5%
Pharmaceuticals	92,207	0.4%
REIT	2,398,716	9.4%
Real Estate	59,854	0.2%
Retail	1,574,782	6.1%
Savings & Loans	357,315	1.4%
Semiconductors	544,597	2.2%
Software	508,031	2.0%
Storage/Warehousing	69,032	0.3%
Telecommunications	870,994	3.5%
Textiles	89,361	0.4%
Toys/Games/Hobbies	41,258	0.2%
Transportation	518,593	2.1%
Other**	45,947	0.2%
Total	$25,207,560	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

REIT    Real Estate Investment Trust

See accompanying notes to the financial statements.

14 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$21,616,039
Securities, at value	25,161,613
Repurchase agreements, at value	97,000
Total Investment Securities, at value	25,258,613
Cash	302
Dividends receivable	32,353
Receivable for capital shares issued	43,973
Receivable for investments sold	3,740
Prepaid expenses	107
TOTAL ASSETS	25,339,088

LIABILITIES:
Payable for capital shares redeemed	1,448
Payable for investments purchased	88,343
Advisory fees payable	5,494
Management services fees payable	732
Administration fees payable	814
Administrative services fees payable	6,329
Distribution fees payable	5,625
Trustee fees payable	1
Transfer agency fees payable	1,313
Fund accounting fees payable	1,817
Compliance services fees payable	125
Other accrued expenses	19,487
TOTAL LIABILITIES	131,528
NET ASSETS	$25,207,560

NET ASSETS CONSIST OF:
Capital	$38,053,576
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(16,488,590)
Net unrealized appreciation (depreciation) on investments	3,642,574
NET ASSETS	$25,207,560
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	963,053
Net Asset Value (offering and redemption price per share)	$26.17

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$315,949
Interest	47
TOTAL INVESTMENT INCOME	315,996

EXPENSES:
Advisory fees	177,390
Management services fees	23,652
Administration fees	10,036
Transfer agency fees	14,779
Administrative services fees	73,923
Distribution fees	59,130
Custody fees	38,331
Fund accounting fees	22,811
Trustee fees	468
Compliance services fees	230
Printing fees	23,338
Other fees	14,837
Total Gross Expenses before reductions	458,925
Less Expenses reduced by the Advisor	(61,569)
TOTAL NET EXPENSES	397,356
NET INVESTMENT INCOME (LOSS)	(81,360)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,276,139
Change in net unrealized appreciation/depreciation on investments	(3,555,161)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,279,022)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,360,382)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 15

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(81,360)	$(100,754)
Net realized gains (losses) on investments	2,276,139	1,385,325
Change in net unrealized appreciation/depreciation on investments	(3,555,161)	1,643,364
Change in net assets resulting from operations	(1,360,382)	2,927,935
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(52,497)
Change in net assets resulting from distributions	—	(52,497)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	61,398,984	123,234,821 (a)
Dividends reinvested	—	52,497
Value of shares redeemed	(62,081,760)	(120,213,111)
Change in net assets resulting from capital transactions	(682,776)	3,074,207
Change in net assets	(2,043,158)	5,949,645
NET ASSETS:
Beginning of period	27,250,718	21,301,073
End of period	$25,207,560	$27,250,718
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	2,275,310	5,099,062
Reinvested	—	2,155
Redeemed	(2,310,487)	(5,054,603)
Change in shares	(35,177)	46,614

(a)   Amount includes $39,274 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

16  :: ProFund VP Small-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$27.30	$22.38		$18.63	$28.81	$36.64

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.08)		0.05	0.07	(0.08)
Net realized and unrealized gains (losses) on investments	(1.04)	4.99		3.75	(8.41)	(2.27)
Total income (loss) from investment activities	(1.13)	4.91		3.80	(8.34)	(2.35)

Capital Transactions:	—	0.03	(b)	—	—	—

Distributions to Shareholders From:
Net investment income	—	(0.02)		(0.05)	—	—
Net realized gains on investments	—	—		—	(1.84)	(5.48)
Total distributions	—	(0.02)		(0.05)	(1.84)	(5.48)

Net Asset Value, End of Period	$26.17	$27.30		$22.38	$18.63	$28.81

Total Return	(4.10)%	22.10	%(b)	20.40%	(30.68)%	(7.22)%

Ratios to Average Net Assets:
Gross expenses	1.94%	1.96%		2.03%	1.93%	1.76%
Net expenses	1.68%	1.68%		1.67%	1.63%	1.63%
Net investment income (loss)	(0.34)%	(0.34)%		0.25%	0.28%	(0.21)%

Supplemental Data:
Net assets, end of period (000’s)	$25,208	$27,251		$21,301	$18,853	$31,970
Portfolio turnover rate(c)	267%	412%		385%	459%	291%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and the total return would be lower.

(c)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Japan :: 17

ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2011, the Fund had a total return of -18.54%. For the same period, the Index had a total return of -10.45%, as measured in unhedged U.S. Dollar terms, or -15.65% in local (Japanese Yen) terms(1) and a volatility of 23.78%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the daily return of the Index. The Index is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

During the year ended December 31, 2011, the Fund invested in futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Japan	-18.54%	-14.86%	-3.60%
Nikkei 225 Stock Average - USD	-10.45%	-3.77%	3.32%
Nikkei 225 Stock Average - Yen	-15.65%	-11.80%	-1.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Japan	1.77%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrial	27%
Consumer Cyclical	25%
Consumer Non-Cyclical	18%
Technology	9%
Communications	8%
Other	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: ProFund VP Japan :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a) (88.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $6,484,000	$6,484,000	$6,484,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,484,000)		6,484,000
TOTAL INVESTMENT SECURITIES (Cost $6,484,000)—88.9%		6,484,000
Net other assets (liabilities)—11.1%		807,196
NET ASSETS—100.0%		$7,291,196

(a)   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contract expiring 3/9/12 (Underlying notional amount at value $7,300,600)	173	$(192,112)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 19

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$6,484,000
Repurchase agreements, at value	6,484,000
Total Investment Securities, at value	6,484,000
Cash	208
Segregated cash balances with brokers	836,888
Receivable for capital shares issued	11,457
Prepaid expenses	39
TOTAL ASSETS	7,332,592

LIABILITIES:
Variation margin on futures contracts	12,975
Advisory fees payable	11,058
Management services fees payable	1,474
Administration fees payable	316
Administrative services fees payable	3,539
Distribution fees payable	2,610
Trustee fees payable	1
Transfer agency fees payable	509
Fund accounting fees payable	704
Compliance services fees payable	51
Other accrued expenses	8,159
TOTAL LIABILITIES	41,396
NET ASSETS	$7,291,196

NET ASSETS CONSIST OF:
Capital	$24,711,400
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(17,228,092)
Net unrealized appreciation (depreciation) on investments	(192,112)
NET ASSETS	$7,291,196

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	702,907
Net Asset Value (offering and redemption price per share)	$10.37

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$3,134

EXPENSES:
Advisory fees	69,911
Management services fees	9,321
Administration fees	4,031
Transfer agency fees	5,972
Administrative services fees	31,288
Distribution fees	23,303
Custody fees	2,496
Fund accounting fees	8,088
Trustee fees	209
Compliance services fees	91
Printing fees	25,216
Other fees	6,224
Total Gross Expenses before reductions	186,150
Less Expenses reduced by the Advisor	(29,551)
TOTAL NET EXPENSES	156,599
NET INVESTMENT INCOME (LOSS)	(153,465)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(5,645)
Net realized gains (losses) on futures contracts	(2,288,236)
Change in net unrealized appreciation/depreciation on investments	(149,792)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,443,673)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,597,138)

See accompanying notes to the financial statements.

20 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(153,465)	$(188,483)
Net realized gains (losses) on investments	(2,293,881)	(157,805)
Change in net unrealized appreciation/depreciation on investments	(149,792)	(783,173)
Change in net assets resulting from operations	(2,597,138)	(1,129,461)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,291,619	43,184,308
Value of shares redeemed	(42,387,613)	(44,566,126)
Change in net assets resulting from capital transactions	(2,095,994)	(1,381,818)
Change in net assets	(4,693,132)	(2,511,279)
NET ASSETS:
Beginning of period	11,984,328	14,495,607
End of period	$7,291,196	$11,984,328
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	3,435,680	3,413,892
Redeemed	(3,673,984)	(3,536,987)
Change in shares	(238,304)	(123,095)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Japan :: 21

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$12.73	$13.62	$12.41	$24.18	$28.59

Investment Activities:
Net investment income (loss)(a)	(0.19)	(0.20)	(0.20)	0.09	0.98
Net realized and unrealized gains (losses) on investments	(2.17)	(0.69)	1.48	(9.30)	(3.76)
Total income (loss) from investment activities	(2.36)	(0.89)	1.28	(9.21)	(2.78)

Distributions to Shareholders From:
Net investment income	—	—	(0.07)	(2.56)	(1.63)

Net Asset Value, End of Period	$10.37	$12.73	$13.62	$12.41	$24.18

Total Return	(18.54)%	(6.53)%	10.33%	(40.84)%	(9.99)%

Ratios to Average Net Assets:
Gross expenses	2.00%	1.77%	1.80%	1.72%	1.68%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(1.65)%	(1.58)%	(1.59)%	0.46%	3.44%

Supplemental Data:
Net assets, end of period (000’s)	$7,291	$11,984	$14,496	$11,393	$25,102
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

22 :: ProFund VP UltraMid-Cap :: Management Discussion of Fund Performance

ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -13.65%. For the same period, the Index had a total return of -1.74%(1) and a volatility of 28.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP UltraMid-Cap	-13.65%	-5.88%	1.97%
S&P MidCap 400 Index	-1.74%	3.31%	6.57%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraMid-Cap	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Futures Contracts	17%
Swap Agreements	125%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Kansas City Southern Industries, Inc.	0.4%
Hansen Natural Corp.	0.4%
Vertex Pharmaceuticals, Inc.	0.4%
Ametek, Inc.	0.4%
Church & Dwight, Inc.	0.4%

S&P MidCap 400 Index — Composition

% of Index
Financial	20%
Industrial	20%
Consumer Non-Cyclical	18%
Consumer Cyclical	13%
Technology	9%
Energy	6%
Utilities	6%
Basic Materials	4%
Communications	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraMid-Cap :: 23

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (57.7%)

	Shares	Value
99 Cents Only Stores* (Retail)	420	$9,219
Aaron’s, Inc. (Commercial Services)	700	18,676
ACI Worldwide, Inc.* (Software)	280	8,019
Acuity Brands, Inc. (Electrical Components & Equipment)	350	18,550
Acxiom Corp.* (Software)	700	8,547
ADTRAN, Inc. (Telecommunications)	560	16,890
Advance Auto Parts, Inc. (Retail)	630	43,867
Advent Software, Inc.* (Software)	280	6,821
Aecom Technology Corp.* (Engineering & Construction)	1,050	21,598
Aeropostale, Inc.* (Retail)	770	11,743
Affiliated Managers Group, Inc.* (Diversified Financial Services)	490	47,015
AGCO Corp.* (Machinery-Diversified)	910	39,103
Alaska Air Group, Inc.* (Airlines)	350	26,281
Albemarle Corp. (Chemicals)	840	43,268
Alexander & Baldwin, Inc. (Transportation)	350	14,287
Alexandria Real Estate Equities, Inc. (REIT)	560	38,623
Alliance Data Systems Corp.* (Commercial Services)	490	50,882
Alliant Energy Corp. (Electric)	980	43,228
Alliant Techsystems, Inc. (Aerospace/Defense)	280	16,005
Allscripts Healthcare Solutions, Inc.* (Software)	1,750	33,145
AMC Networks, Inc.—Class A* (Media)	490	18,414
American Campus Communities, Inc. (REIT)	630	26,435
American Eagle Outfitters, Inc. (Retail)	1,750	26,757
American Financial Group, Inc. (Insurance)	700	25,823
American Greetings Corp.—Class A (Household Products/Wares)	350	4,379
AMERIGROUP Corp.* (Healthcare-Services)	420	24,814
Ametek, Inc. (Electrical Components & Equipment)	1,470	61,887
Ann, Inc.* (Retail)	490	12,142
ANSYS, Inc.* (Software)	840	48,115
AOL, Inc.* (Internet)	910	13,741
Apollo Investment Corp. (Investment Companies)	1,820	11,721
AptarGroup, Inc. (Miscellaneous Manufacturing)	630	32,867
Aqua America, Inc. (Water)	1,260	27,783
Arch Coal, Inc. (Coal)	1,960	28,440
Arrow Electronics, Inc.* (Electronics)	1,050	39,280
Arthur J. Gallagher & Co. (Insurance)	1,050	35,112
Ascena Retail Group, Inc.* (Retail)	630	18,724
Ashland, Inc. (Chemicals)	700	40,012
Aspen Insurance Holdings, Ltd. (Insurance)	630	16,695
Associated Banc-Corp. (Banks)	1,610	17,984
Astoria Financial Corp. (Savings & Loans)	770	6,537
Atmel Corp.* (Semiconductors)	4,200	34,020
Atmos Energy Corp. (Gas)	840	28,014
Atwood Oceanics, Inc.* (Oil & Gas)	490	19,497
Avnet, Inc.* (Electronics)	1,330	41,350
Bally Technologies, Inc.* (Entertainment)	420	16,615
BancorpSouth, Inc. (Banks)	630	6,943
Bank of Hawaii Corp. (Banks)	420	18,686
Barnes & Noble, Inc.* (Retail)	350	5,068
BE Aerospace, Inc.* (Aerospace/Defense)	910	35,226
Bill Barrett Corp.* (Oil & Gas)	420	14,309
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	210	20,168
Black Hills Corp. (Electric)	350	11,753
Bob Evans Farms, Inc. (Retail)	280	9,391
BRE Properties, Inc.—Class A (REIT)	700	35,336
Brinker International, Inc. (Retail)	700	18,732
Broadridge Financial Solutions, Inc. (Software)	1,120	25,256
Brown & Brown, Inc. (Insurance)	1,050	23,761
Cabot Corp. (Chemicals)	560	17,998
Cadence Design Systems, Inc.* (Computers)	2,450	25,480
Camden Property Trust (REIT)	630	39,211
CARBO Ceramics, Inc. (Oil & Gas Services)	210	25,899
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	560	24,808
Carpenter Technology Corp. (Iron/Steel)	420	21,622
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	490	25,480
Cathay Bancorp, Inc. (Banks)	700	10,451
Charles River Laboratories International, Inc.* (Biotechnology)	420	11,479
Chico’s FAS, Inc. (Retail)	1,540	17,156
Church & Dwight, Inc. (Household Products/Wares)	1,330	60,861
Ciena Corp.* (Telecommunications)	910	11,011
Cimarex Energy Co. (Oil & Gas)	770	47,663
City National Corp. (Banks)	420	18,556
CLARCOR, Inc. (Miscellaneous Manufacturing)	490	24,495
Clean Harbors, Inc.* (Environmental Control)	420	26,767
Cleco Corp. (Electric)	560	21,336
Collective Brands, Inc.* (Retail)	560	8,047
Commerce Bancshares, Inc. (Banks)	700	26,684
Commercial Metals Co. (Metal Fabricate/Hardware)	1,050	14,522
Community Health Systems, Inc.* (Healthcare-Services)	840	14,658
Compass Minerals International, Inc. (Mining)	280	19,278
Compuware Corp.* (Software)	2,030	16,890
Comstock Resources, Inc.* (Oil & Gas)	420	6,426
Con-way, Inc. (Transportation)	490	14,288
Concur Technologies, Inc.* (Software)	420	21,332
Convergys Corp.* (Commercial Services)	1,120	14,302
Copart, Inc.* (Retail)	490	23,466
CoreLogic, Inc.* (Commercial Services)	980	12,671
Corn Products International, Inc. (Food)	700	36,813
Corporate Office Properties Trust (REIT)	630	13,394
Corrections Corp. of America* (Commercial Services)	910	18,537
Covance, Inc.* (Healthcare-Services)	560	25,603
Crane Co. (Miscellaneous Manufacturing)	420	19,618
Cree, Inc.* (Semiconductors)	1,050	23,142
Cullen/Frost Bankers, Inc. (Banks)	560	29,630
Cypress Semiconductor Corp. (Semiconductors)	1,400	23,646
Cytec Industries, Inc. (Chemicals)	420	18,753
Deckers Outdoor Corp.* (Apparel)	350	26,449
Deluxe Corp. (Commercial Services)	490	11,152
Dick’s Sporting Goods, Inc. (Retail)	910	33,561
Diebold, Inc. (Computers)	560	16,839
Domtar Corp. (Forest Products & Paper)	350	27,986
Donaldson Co., Inc. (Miscellaneous Manufacturing)	700	47,656
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	630	10,455
Dresser-Rand Group, Inc.* (Oil & Gas Services)	700	34,937
Dril-Quip, Inc.* (Oil & Gas Services)	280	18,430
DST Systems, Inc. (Computers)	280	12,746

See accompanying notes to the financial statements.

24 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Duke Realty Corp. (REIT)	2,310	$27,835
East West Bancorp, Inc. (Banks)	1,330	26,267
Eaton Vance Corp. (Diversified Financial Services)	1,050	24,822
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,050	36,256
Energen Corp. (Oil & Gas)	630	31,500
Energizer Holdings, Inc.* (Electrical Components & Equipment)	630	48,812
Equinix, Inc.* (Internet)	420	42,588
Equity One, Inc. (REIT)	560	9,509
Essex Property Trust, Inc. (REIT)	280	39,343
Esterline Technologies Corp.* (Aerospace/Defense)	280	15,672
Everest Re Group, Ltd. (Insurance)	490	41,204
Exelis, Inc. (Aerospace/Defense)	1,680	15,204
FactSet Research Systems, Inc. (Media)	420	36,658
Fair Isaac Corp. (Software)	350	12,544
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,120	13,485
Federal Realty Investment Trust (REIT)	560	50,820
Fidelity National Title Group, Inc.—Class A (Insurance)	2,030	32,338
First American Financial Corp. (Insurance)	980	12,417
First Niagara Financial Group, Inc. (Savings & Loans)	3,150	27,184
FirstMerit Corp. (Banks)	980	14,827
Flowers Foods, Inc. (Food)	1,050	19,929
Foot Locker, Inc. (Retail)	1,400	33,376
Forest Oil Corp.* (Oil & Gas)	1,050	14,228
Fortune Brands Home & Security, Inc.* (Building Materials)	1,400	23,842
Fossil, Inc.* (Distribution/Wholesale)	490	38,886
FTI Consulting, Inc.* (Commercial Services)	350	14,847
Fulton Financial Corp. (Banks)	1,820	17,854
Gardner Denver, Inc. (Machinery-Diversified)	490	37,759
Gartner Group, Inc.* (Commercial Services)	840	29,207
GATX Corp. (Trucking & Leasing)	420	18,337
Gen-Probe, Inc.* (Healthcare-Products)	420	24,830
General Cable Corp.* (Electrical Components & Equipment)	490	12,255
Gentex Corp. (Electronics)	1,330	39,355
Global Payments, Inc. (Commercial Services)	700	33,166
Graco, Inc. (Machinery-Diversified)	560	22,898
Granite Construction, Inc. (Engineering & Construction)	350	8,302
Great Plains Energy, Inc. (Electric)	1,260	27,443
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,190	53,371
Greenhill & Co., Inc. (Diversified Financial Services)	280	10,184
Greif, Inc.—Class A (Packaging & Containers)	280	12,754
GUESS?, Inc. (Retail)	630	18,787
Hancock Holding Co. (Banks)	770	24,617
Hanesbrands, Inc.* (Apparel)	910	19,893
Hanover Insurance Group, Inc. (Insurance)	420	14,679
Hansen Natural Corp.* (Beverages)	700	64,498
Harsco Corp. (Miscellaneous Manufacturing)	770	15,847
Hawaiian Electric Industries, Inc. (Electric)	840	22,243
HCC Insurance Holdings, Inc. (Insurance)	1,050	28,875
Health Management Associates, Inc.—Class A* (Healthcare-Services)	2,310	17,025
Health Net, Inc.* (Healthcare-Services)	770	23,423
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	980	15,484
Henry Schein, Inc.* (Healthcare-Products)	840	54,121
Herman Miller, Inc. (Office Furnishings)	560	10,332
Highwoods Properties, Inc. (REIT)	630	18,692
Hill-Rom Holdings, Inc. (Healthcare-Products)	560	18,866
HMS Holdings Corp.* (Commercial Services)	770	24,625
HNI Corp. (Office Furnishings)	420	10,962
HollyFrontier Corp. (Oil & Gas)	1,890	44,226
Hologic, Inc.* (Healthcare-Products)	2,380	41,674
Home Properties, Inc. (REIT)	420	24,179
Hospitality Properties Trust (REIT)	1,120	25,738
HSN, Inc. (Retail)	350	12,691
Hubbell, Inc.—Class B (Electrical Components & Equipment)	560	37,442
Huntington Ingalls Industries, Inc.* (Shipbuilding)	420	13,138
IDACORP, Inc. (Electric)	420	17,812
IDEX Corp. (Machinery-Diversified)	770	28,575
IDEXX Laboratories, Inc.* (Healthcare-Products)	490	37,710
Informatica Corp.* (Software)	980	36,191
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,400	25,466
Integrated Device Technology, Inc.* (Semiconductors)	1,260	6,880
International Bancshares Corp. (Banks)	490	8,984
International Rectifier Corp.* (Semiconductors)	630	12,235
International Speedway Corp.—Class A (Entertainment)	280	7,098
Intersil Corp.—Class A (Semiconductors)	1,120	11,693
Intrepid Potash, Inc.* (Chemicals)	490	11,089
Itron, Inc.* (Electronics)	350	12,520
ITT Corp. (Miscellaneous Manufacturing)	840	16,237
ITT Educational Services, Inc.* (Commercial Services)	210	11,947
J. Crew Group—Escrowed Security*(a) (Retail)	1,288	—
J.B. Hunt Transport Services, Inc. (Transportation)	840	37,859
Jack Henry & Associates, Inc. (Computers)	770	25,880
Janus Capital Group, Inc. (Diversified Financial Services)	1,680	10,601
Jefferies Group, Inc. (Diversified Financial Services)	1,330	18,287
JetBlue Airways Corp.* (Airlines)	1,890	9,828
John Wiley & Sons, Inc. (Media)	420	18,648
Jones Lang LaSalle, Inc. (Real Estate)	420	25,729
Kansas City Southern Industries, Inc.* (Transportation)	980	66,650
KB Home (Home Builders)	630	4,234
KBR, Inc. (Engineering & Construction)	1,330	37,067
Kemper Corp. (Insurance)	490	14,313
Kennametal, Inc. (Hand/Machine Tools)	700	25,564
Kirby Corp.* (Transportation)	490	32,262
Korn/Ferry International* (Commercial Services)	420	7,165
Lam Research Corp.* (Semiconductors)	1,120	41,462
Lamar Advertising Co.—Class A* (Advertising)	560	15,400
Lancaster Colony Corp. (Food)	210	14,561
Landstar System, Inc. (Transportation)	420	20,126
Lender Processing Services, Inc. (Commercial Services)	770	11,604
Lennox International, Inc. (Building Materials)	490	16,537
Liberty Property Trust (REIT)	1,050	32,424
Life Time Fitness, Inc.* (Leisure Time)	420	19,635
LifePoint Hospitals, Inc.* (Healthcare-Services)	420	15,603
Lincare Holdings, Inc. (Healthcare-Services)	840	21,596
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	770	30,122

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 25

Common Stocks, continued

	Shares	Value
LKQ Corp.* (Distribution/Wholesale)	1,330	$40,006
Louisiana-Pacific Corp.* (Building Materials)	1,260	10,168
M.D.C. Holdings, Inc. (Home Builders)	350	6,171
Mack-Cali Realty Corp. (REIT)	770	20,551
Manpower, Inc. (Commercial Services)	770	27,527
ManTech International Corp.—Class A (Software)	210	6,560
Martin Marietta Materials (Building Materials)	420	31,672
Masimo Corp.* (Healthcare-Products)	560	10,464
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	280	8,800
MDU Resources Group, Inc. (Electric)	1,750	37,555
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	560	18,620
Mednax, Inc.* (Healthcare-Services)	420	30,244
MEMC Electronic Materials, Inc.* (Semiconductors)	2,100	8,274
Mentor Graphics Corp.* (Computers)	840	11,390
Mercury General Corp. (Insurance)	350	15,967
Meredith Corp. (Media)	350	11,428
Mettler Toledo International, Inc.* (Electronics)	280	41,359
Micros Systems, Inc.* (Computers)	700	32,606
Mine Safety Appliances Co. (Environmental Control)	280	9,274
Minerals Technologies, Inc. (Chemicals)	140	7,914
Mohawk Industries, Inc.* (Textiles)	490	29,326
Monster Worldwide, Inc.* (Commercial Services)	1,190	9,437
MSC Industrial Direct Co.—Class A (Retail)	420	30,051
MSCI, Inc.—Class A* (Software)	1,120	36,882
National Fuel Gas Co. (Gas)	770	42,797
National Instruments Corp. (Electronics)	840	21,798
National Retail Properties, Inc. (REIT)	910	24,006
NCR Corp.* (Computers)	1,400	23,044
NeuStar, Inc.* (Telecommunications)	630	21,527
New York Community Bancorp (Savings & Loans)	3,990	49,356
NewMarket Corp. (Chemicals)	70	13,868
Nordson Corp. (Machinery-Diversified)	560	23,061
Northern Oil and Gas, Inc.* (Oil & Gas)	560	13,429
NSTAR (Electric)	910	42,734
NV Energy, Inc. (Electric)	2,170	35,479
NVR, Inc.* (Home Builders)	70	48,020
Oceaneering International, Inc. (Oil & Gas Services)	980	45,207
Office Depot, Inc.* (Retail)	2,590	5,569
OGE Energy Corp. (Electric)	910	51,606
Oil States International, Inc.* (Oil & Gas Services)	490	37,421
Old Republic International Corp. (Insurance)	2,310	21,414
Olin Corp. (Chemicals)	700	13,755
OMEGA Healthcare Investors, Inc. (REIT)	910	17,608
Omnicare, Inc. (Pharmaceuticals)	1,050	36,172
Oshkosh Truck Corp.* (Auto Manufacturers)	840	17,959
Owens & Minor, Inc. (Distribution/Wholesale)	560	15,562
Packaging Corp. of America (Packaging & Containers)	910	22,968
Panera Bread Co.—Class A* (Retail)	280	39,606
Parametric Technology Corp.* (Software)	1,050	19,173
Patriot Coal Corp.* (Coal)	840	7,115
Patterson-UTI Energy, Inc. (Oil & Gas)	1,400	27,972
Pentair, Inc. (Miscellaneous Manufacturing)	910	30,294
PetSmart, Inc. (Retail)	1,050	53,854
Plains Exploration & Production Co.* (Oil & Gas)	1,260	46,267
Plantronics, Inc. (Telecommunications)	420	14,969
PNM Resources, Inc. (Electric)	700	12,761
Polaris Industries, Inc. (Leisure Time)	630	35,267
Polycom, Inc.* (Telecommunications)	1,610	26,243
Potlatch Corp. (REIT)	350	10,889
Prosperity Bancshares, Inc. (Banks)	420	16,947
Protective Life Corp. (Insurance)	770	17,371
PVH Corp. (Retail)	630	44,409
QLogic Corp.* (Semiconductors)	910	13,650
Quest Software, Inc.* (Software)	490	9,114
Questar Corp. (Gas)	1,610	31,975
Quicksilver Resources, Inc.* (Oil & Gas)	1,120	7,515
Rackspace Hosting, Inc.* (Internet)	910	39,139
RadioShack Corp. (Retail)	910	8,836
Ralcorp Holdings, Inc.* (Food)	490	41,895
Raymond James Financial Corp. (Diversified Financial Services)	910	28,174
Rayonier, Inc. (REIT)	1,120	49,986
Realty Income Corp. (REIT)	1,190	41,602
Regal-Beloit Corp. (Hand/Machine Tools)	350	17,839
Regency Centers Corp. (REIT)	840	31,601
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	700	38,801
Regis Corp. (Retail)	560	9,268
Reinsurance Group of America, Inc. (Insurance)	700	36,575
Reliance Steel & Aluminum Co. (Iron/Steel)	700	34,083
Rent-A-Center, Inc. (Commercial Services)	560	20,720
ResMed, Inc.* (Healthcare-Products)	1,330	33,782
RF Micro Devices, Inc.* (Telecommunications)	2,520	13,608
Riverbed Technology, Inc.* (Computers)	1,400	32,900
Rock-Tenn Co.—Class A (Packaging & Containers)	630	36,351
Rollins, Inc. (Commercial Services)	560	12,443
Rovi Corp.* (Semiconductors)	980	24,088
RPM, Inc. (Chemicals)	1,190	29,214
Ruddick Corp. (Food)	420	17,909
Saks, Inc.* (Retail)	1,470	14,333
Scholastic Corp. (Media)	210	6,294
Scientific Games Corp.—Class A* (Entertainment)	560	5,432
SEI Investments Co. (Commercial Services)	1,330	23,075
Semtech Corp.* (Semiconductors)	630	15,637
Senior Housing Properties Trust (REIT)	1,470	32,987
Sensient Technologies Corp. (Chemicals)	490	18,571
Service Corp. International (Commercial Services)	2,100	22,365
Shaw Group, Inc.* (Engineering & Construction)	560	15,064
Signature Bank* (Banks)	420	25,196
Signet Jewelers, Ltd. (Retail)	770	33,849
Silgan Holdings, Inc. (Packaging & Containers)	420	16,229
Silicon Laboratories, Inc.* (Semiconductors)	350	15,197
Skyworks Solutions, Inc.* (Semiconductors)	1,680	27,250
SL Green Realty Corp. (REIT)	770	51,313
SM Energy Co. (Oil & Gas)	560	40,936
Smithfield Foods, Inc.* (Food)	1,470	35,692
Solera Holdings, Inc. (Software)	630	28,060
Sonoco Products Co. (Packaging & Containers)	910	29,994
Sotheby’s—Class A (Commercial Services)	630	17,974
Southern Union Co. (Gas)	1,120	47,163
SPX Corp. (Miscellaneous Manufacturing)	490	29,532
StanCorp Financial Group, Inc. (Insurance)	420	15,435
Steel Dynamics, Inc. (Iron/Steel)	1,960	25,774
STERIS Corp. (Healthcare-Products)	560	16,699
Strayer Education, Inc. (Commercial Services)	140	13,607
Superior Energy Services, Inc.* (Oil & Gas Services)	700	19,908
SVB Financial Group* (Banks)	420	20,030
Synopsys, Inc.* (Computers)	1,330	36,176

See accompanying notes to the financial statements.

26 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Synovus Financial Corp. (Banks)	7,140	$10,067
Taubman Centers, Inc. (REIT)	560	34,776
TCF Financial Corp. (Banks)	1,470	15,170
Tech Data Corp.* (Electronics)	350	17,293
Techne Corp. (Healthcare-Products)	350	23,891
Teleflex, Inc. (Healthcare-Products)	350	21,451
Telephone & Data Systems, Inc. (Telecommunications)	840	21,748
Tellabs, Inc. (Telecommunications)	3,430	13,857
Temple-Inland, Inc. (Packaging & Containers)	980	31,076
Terex Corp.* (Machinery-Construction & Mining)	980	13,240
The Brink’s Co. (Miscellaneous Manufacturing)	420	11,290
The Cheesecake Factory, Inc.* (Retail)	490	14,382
The Cooper Cos., Inc. (Healthcare-Products)	420	29,618
The Corporate Executive Board Co. (Commercial Services)	280	10,668
The Macerich Co. (REIT)	1,190	60,214
The New York Times Co.—Class A* (Media)	1,120	8,658
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	420	19,610
The Timken Co. (Metal Fabricate/Hardware)	770	29,807
The Valspar Corp. (Chemicals)	840	32,735
The Warnaco Group, Inc.* (Apparel)	350	17,514
The Wendy’s Co. (Retail)	2,660	14,258
Thomas & Betts Corp.* (Electronics)	490	26,754
Thor Industries, Inc. (Home Builders)	420	11,521
Thoratec Corp.* (Healthcare-Products)	560	18,794
Tibco Software, Inc.* (Internet)	1,470	35,148
Tidewater, Inc. (Transportation)	490	24,157
Toll Brothers, Inc.* (Home Builders)	1,330	27,159
Tootsie Roll Industries, Inc. (Food)	210	4,971
Towers Watson & Co.—Class A (Commercial Services)	490	29,366
Tractor Supply Co. (Retail)	630	44,194
Transatlantic Holdings, Inc. (Insurance)	490	26,818
Trimble Navigation, Ltd.* (Electronics)	1,120	48,608
Trinity Industries, Inc. (Miscellaneous Manufacturing)	700	21,042
Triumph Group, Inc. (Aerospace/Defense)	420	24,549
Trustmark Corp. (Banks)	560	13,602
Tupperware Corp. (Household Products/Wares)	490	27,425
tw telecom, Inc.* (Telecommunications)	1,330	25,775
UDR, Inc. (REIT)	2,030	50,953
UGI Corp. (Gas)	1,050	30,870
Under Armour, Inc.—Class A* (Apparel)	350	25,126
Unit Corp.* (Oil & Gas)	350	16,240
United Rentals, Inc.* (Commercial Services)	560	16,548
United Therapeutics Corp.* (Biotechnology)	490	23,152
Universal Corp. (Agriculture)	210	9,652
Universal Health Services, Inc.—Class B (Healthcare-Services)	910	35,363
URS Corp.* (Engineering & Construction)	700	24,584
UTI Worldwide, Inc. (Transportation)	910	12,094
Valassis Communications, Inc.* (Commercial Services)	420	8,077
Valley National Bancorp (Banks)	1,750	21,647
Valmont Industries, Inc. (Metal Fabricate/Hardware)	210	19,066
ValueClick, Inc.* (Internet)	770	12,543
VCA Antech, Inc.* (Pharmaceuticals)	770	15,207
Vectren Corp. (Gas)	770	23,277
VeriFone Systems, Inc.* (Software)	980	34,810
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,890	62,767
Vishay Intertechnology, Inc.* (Electronics)	1,400	12,586
W.R. Berkley Corp. (Insurance)	980	33,702
Wabtec Corp. (Machinery-Diversified)	420	29,379
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	770	19,073
Washington Federal, Inc. (Savings & Loans)	980	13,710
Waste Connections, Inc. (Environmental Control)	1,050	34,797
Watsco, Inc. (Distribution/Wholesale)	280	18,385
Webster Financial Corp. (Banks)	700	14,273
Weingarten Realty Investors (REIT)	1,120	24,438
WellCare Health Plans, Inc.* (Healthcare-Services)	420	22,050
Werner Enterprises, Inc. (Transportation)	420	10,122
Westamerica Bancorp (Banks)	280	12,292
Westar Energy, Inc. (Electric)	1,050	30,219
WGL Holdings, Inc. (Gas)	490	21,668
Williams-Sonoma, Inc. (Retail)	910	35,035
WMS Industries, Inc.* (Leisure Time)	490	10,055
Woodward, Inc. (Electronics)	560	22,921
World Fuel Services Corp. (Retail)	630	26,447
Worthington Industries, Inc. (Metal Fabricate/Hardware)	490	8,026
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	490	17,532
TOTAL COMMON STOCKS (Cost $5,665,367)		9,581,972

Repurchase Agreements(b)(c) (42.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $7,035,000	$7,035,000	$7,035,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,035,000)		7,035,000
TOTAL INVESTMENT SECURITIES (Cost $12,700,367)—100.0%		16,616,972
Net other assets (liabilities)—NM		8,276
NET ASSETS—100.0%		$16,625,248

*	Non-income producing security
(a)	Security issued in connection with a pending litigation settlement and was fair valued at $0 on December 31, 2011.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $2,975,000.

(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 3/19/12 (Underlying notional amount at value $2,801,600)	32	$(25,591)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 27

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$11,072,607	$(90,922)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	9,685,016	(93,672)
		$(184,594)

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$15,400	0.1%
Aerospace/Defense	106,656	0.6%
Agriculture	9,652	0.1%
Airlines	36,109	0.2%
Apparel	88,982	0.5%
Auto Manufacturers	17,959	0.1%
Banks	370,707	2.2%
Beverages	117,869	0.7%
Biotechnology	156,367	0.9%
Building Materials	82,219	0.5%
Chemicals	247,177	1.5%
Coal	35,555	0.2%
Commercial Services	470,588	2.8%
Computers	217,061	1.3%
Distribution/Wholesale	138,305	0.8%
Diversified Financial Services	158,156	1.0%
Electric	354,169	2.1%
Electrical Components & Equipment	178,946	1.1%
Electronics	323,824	1.9%
Engineering & Construction	106,615	0.6%
Entertainment	39,600	0.2%
Environmental Control	70,838	0.4%
Food	171,770	1.0%
Forest Products & Paper	27,986	0.2%
Gas	225,764	1.4%
Hand/Machine Tools	73,525	0.4%
Healthcare-Products	331,900	2.0%
Healthcare-Services	230,379	1.4%
Home Builders	97,105	0.6%
Household Products/Wares	112,275	0.7%
Insurance	412,499	2.5%
Internet	143,159	0.9%
Investment Companies	11,721	0.1%
Iron/Steel	81,479	0.5%
Leisure Time	64,957	0.4%
Machinery-Construction & Mining	13,240	0.1%
Machinery-Diversified	198,307	1.2%
Media	100,100	0.6%
Metal Fabricate/Hardware	71,421	0.4%
Mining	19,278	0.1%
Miscellaneous Manufacturing	282,486	1.7%
Office Furnishings	21,294	0.1%
Oil & Gas	330,208	2.0%
Oil & Gas Services	197,286	1.2%
Packaging & Containers	149,372	0.9%
Pharmaceuticals	131,735	0.8%
REIT	832,463	5.0%
Real Estate	25,729	0.2%
Retail	676,818	4.1%
Savings & Loans	96,787	0.6%
Semiconductors	270,659	1.6%
Shipbuilding	13,138	0.1%
Software	351,459	2.1%
Telecommunications	165,628	1.0%
Textiles	29,326	0.2%
Transportation	231,845	1.4%
Trucking & Leasing	18,337	0.1%
Water	27,783	0.2%
Other**	7,043,276	42.4%
Total	$16,625,248	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

28 :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$12,700,367
Securities, at value	9,581,972
Repurchase agreements, at value	7,035,000
Total Investment Securities, at value	16,616,972
Cash	971
Segregated cash balances with brokers	230,720
Dividends receivable	10,127
Receivable for capital shares issued	860,486
Receivable for investments sold	5,095
Prepaid expenses	122
TOTAL ASSETS	17,724,493

LIABILITIES:
Payable for investments purchased	19,490
Payable for capital shares redeemed	841,667
Unrealized loss on swap agreements	184,594
Variation margin on futures contracts	16,000
Advisory fees payable	8,063
Management services fees payable	1,075
Administration fees payable	724
Administrative services fees payable	5,851
Distribution fees payable	4,348
Trustee fees payable	1
Transfer agency fees payable	1,168
Fund accounting fees payable	1,616
Compliance services fees payable	130
Other accrued expenses	14,518
TOTAL LIABILITIES	1,099,245
NET ASSETS	$16,625,248

NET ASSETS CONSIST OF:
Capital	$29,112,551
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(16,193,723)
Net unrealized appreciation (depreciation) on investments	3,706,420
NET ASSETS	$16,625,248

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	700,758
Net Asset Value (offering and redemption price per share)	$23.72

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$223,302
Interest	4,153
TOTAL INVESTMENT INCOME	227,455

EXPENSES:
Advisory fees	210,096
Management services fees	28,013
Administration fees	11,923
Transfer agency fees	17,549
Administrative services fees	91,642
Distribution fees	70,032
Custody fees	8,999
Fund accounting fees	26,272
Trustee fees	606
Compliance services fees	276
Other fees	41,471
Total Gross Expenses before reductions	506,879
Less Expenses reduced by the Advisor	(36,264)
TOTAL NET EXPENSES	470,615
NET INVESTMENT INCOME (LOSS)	(243,160)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,606,064
Net realized gains (losses) on futures contracts	215,382
Net realized gains (losses) on swap agreements	(3,032,812)
Change in net unrealized appreciation/depreciation on investments	(3,689,061)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,900,427)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,143,587)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 29

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(243,160)	$(249,453)
Net realized gains (losses) on investments	(211,366)	8,827,919
Change in net unrealized appreciation/depreciation on investments	(3,689,061)	3,057,393
Change in net assets resulting from operations	(4,143,587)	11,635,859
CAPITAL TRANSACTIONS:
Proceeds from shares issued	303,535,485	344,588,727
Value of shares redeemed	(325,140,747)	(344,308,356)
Change in net assets resulting from capital transactions	(21,605,262)	280,371
Change in net assets	(25,748,849)	11,916,230
NET ASSETS:
Beginning of period	42,374,097	30,457,867
End of period	$16,625,248	$42,374,097
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	10,810,062	16,511,263
Redeemed	(11,651,193)	(16,628,357)
Change in shares	(841,131)	(117,094)

See accompanying notes to the financial statements.

30 :: ProFund VP UltraMid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$27.48	$18.36	$11.08	$34.48	$33.34

Investment Activities:
Net investment income (loss)(a)	(0.24)	(0.18)	(0.09)	0.01	0.18
Net realized and unrealized gains (losses) on investments	(3.52)	9.30	7.38	(23.09)	1.84
Total income (loss) from investment activities	(3.76)	9.12	7.29	(23.08)	2.02

Distributions to Shareholders From:
Net investment income	—	—	(0.01)	(0.32)	(0.10)
Net realized gains on investments	—	—	—	—	(0.78)
Total distributions	—	—	(0.01)	(0.32)	(0.88)

Net Asset Value, End of Period	$23.72	$27.48	$18.36	$11.08	$34.48

Total Return	(13.65)%	49.67%	65.79%	(67.48)%	6.00%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.78%	1.84%	1.77%	1.69%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(0.87)%	(0.83)%	(0.66)%	0.04%	0.47%

Supplemental Data:
Net assets, end of period (000’s)	$16,625	$42,374	$30,458	$23,062	$65,251
Portfolio turnover rate(b)	13%	219%	283%	496%	501%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Oil & Gas :: 31

ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 2.25%. For the same period, the Index had a total return of 4.11%(1) and a volatility of 30.94%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Oil & Gas	2.25%	3.04%	9.21%
Dow Jones U.S. Oil & Gas Index	4.11%	4.82%	11.61%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Oil & Gas	1.77%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	15%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	22.9%
Chevron Corp.	12.0%
Schlumberger, Ltd.	5.2%
ConocoPhillips	5.1%
Occidental Petroleum Corp.	4.3%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: ProFund VP Oil & Gas :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (85.3%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	19,497	$1,488,206
Apache Corp. (Oil & Gas)	14,841	1,344,298
Atwood Oceanics, Inc.* (Oil & Gas)	2,328	92,631
Baker Hughes, Inc. (Oil & Gas Services)	16,878	820,946
Berry Petroleum Co.—Class A (Oil & Gas)	2,037	85,595
Bill Barrett Corp.* (Oil & Gas)	1,746	59,486
Bristow Group, Inc. (Transportation)	1,455	68,952
Cabot Oil & Gas Corp. (Oil & Gas)	4,074	309,217
Cameron International Corp.* (Oil & Gas Services)	9,603	472,372
CARBO Ceramics, Inc. (Oil & Gas Services)	873	107,667
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,455	38,339
Chart Industries, Inc.* (Machinery-Diversified)	1,164	62,937
Chesapeake Energy Corp. (Oil & Gas)	25,608	570,802
Chevron Corp. (Oil & Gas)	77,988	8,297,923
Cimarex Energy Co. (Oil & Gas)	3,201	198,142
Cobalt International Energy, Inc.* (Oil & Gas)	5,820	90,326
Complete Production Services, Inc.* (Oil & Gas Services)	3,201	107,426
Comstock Resources, Inc.* (Oil & Gas)	1,746	26,714
Concho Resources, Inc.* (Oil & Gas)	4,074	381,937
ConocoPhillips (Oil & Gas)	48,015	3,498,853
Continental Resources, Inc.* (Oil & Gas)	2,328	155,301
Core Laboratories N.V. (Oil & Gas Services)	1,746	198,957
CVR Energy, Inc.* (Oil & Gas)	3,492	65,405
Denbury Resources, Inc.* (Oil & Gas)	15,714	237,281
Devon Energy Corp. (Oil & Gas)	15,423	956,226
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,619	144,726
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,910	145,238
Dril-Quip, Inc.* (Oil & Gas Services)	1,455	95,768
El Paso Corp. (Pipelines)	29,682	788,651
Energen Corp. (Oil & Gas)	2,910	145,500
EOG Resources, Inc. (Oil & Gas)	10,476	1,031,991
EQT Corp. (Oil & Gas)	5,820	318,878
EXCO Resources, Inc. (Oil & Gas)	5,820	60,819
Exterran Holdings, Inc.* (Oil & Gas Services)	2,619	23,833
Exxon Mobil Corp. (Oil & Gas)	186,240	15,785,702
First Solar, Inc.* (Energy-Alternate Sources)	2,037	68,769
FMC Technologies, Inc.* (Oil & Gas Services)	9,312	486,366
Forest Oil Corp.* (Oil & Gas)	4,365	59,146
GT Advanced Technologies, Inc.* (Semiconductors)	4,947	35,816
Halliburton Co. (Oil & Gas Services)	35,793	1,235,216
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,783	59,771
Helmerich & Payne, Inc. (Oil & Gas)	3,783	220,776
Hess Corp. (Oil & Gas)	11,931	677,681
HollyFrontier Corp. (Oil & Gas)	7,566	177,044
Key Energy Services, Inc.* (Oil & Gas Services)	5,820	90,035
Kinder Morgan, Inc. (Pipelines)	4,365	140,422
Lufkin Industries, Inc. (Oil & Gas Services)	1,164	78,349
Marathon Oil Corp. (Oil & Gas)	27,645	809,169
Marathon Petroleum Corp. (Oil & Gas)	13,677	455,307
McDermott International, Inc.* (Engineering & Construction)	9,021	103,832
McMoRan Exploration Co.* (Oil & Gas)	4,074	59,277
Murphy Oil Corp. (Oil & Gas)	7,566	421,729
Nabors Industries, Ltd.* (Oil & Gas)	11,058	191,746
National Oilwell Varco, Inc. (Oil & Gas Services)	16,296	1,107,965
Newfield Exploration Co.* (Oil & Gas)	5,238	197,630
Noble Corp. (Oil & Gas)	10,185	307,791
Noble Energy, Inc. (Oil & Gas)	6,984	659,220
Oasis Petroleum, Inc.* (Oil & Gas)	2,619	76,187
Occidental Petroleum Corp. (Oil & Gas)	31,428	2,944,804
Oceaneering International, Inc. (Oil & Gas Services)	4,074	187,934
OGE Energy Corp. (Electric)	3,783	214,534
Oil States International, Inc.* (Oil & Gas Services)	2,037	155,566
Parker Drilling Co.* (Oil & Gas)	4,656	33,384
Patterson-UTI Energy, Inc. (Oil & Gas)	6,111	122,098
Pioneer Natural Resources Co. (Oil & Gas)	4,656	416,619
Plains Exploration & Production Co.* (Oil & Gas)	5,529	203,025
QEP Resources, Inc. (Oil & Gas)	6,984	204,631
Quicksilver Resources, Inc.* (Oil & Gas)	4,656	31,242
Range Resources Corp. (Oil & Gas)	6,402	396,540
Rosetta Resources, Inc.* (Oil & Gas)	2,037	88,609
Rowan Cos., Inc.* (Oil & Gas)	4,947	150,042
SandRidge Energy, Inc.* (Oil & Gas)	14,841	121,103
Schlumberger, Ltd. (Oil & Gas Services)	52,380	3,578,078
SEACOR SMIT, Inc.* (Oil & Gas Services)	873	77,662
SM Energy Co. (Oil & Gas)	2,619	191,449
Southern Union Co. (Gas)	4,656	196,064
Southwestern Energy Co.* (Oil & Gas)	13,386	427,549
Sunoco, Inc. (Oil & Gas)	4,074	167,115
Superior Energy Services, Inc.* (Oil & Gas Services)	3,201	91,036
Swift Energy Co.* (Oil & Gas)	1,746	51,891
Tesoro Petroleum Corp.* (Oil & Gas)	5,529	129,157
TETRA Technologies, Inc.* (Oil & Gas Services)	2,910	27,179
The Williams Cos., Inc. (Pipelines)	22,698	749,488
Tidewater, Inc. (Transportation)	2,037	100,424
Transocean, Ltd. (Oil & Gas)	12,513	480,374
Ultra Petroleum Corp.* (Oil & Gas)	5,820	172,447
Unit Corp.* (Oil & Gas)	1,746	81,014
Valero Energy Corp. (Oil & Gas)	22,116	465,542
Weatherford International, Ltd.* (Oil & Gas Services)	29,100	426,024
Whiting Petroleum Corp.* (Oil & Gas)	4,656	217,389
TOTAL COMMON STOCKS (Cost $22,813,051)		58,896,302

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $199,000	$199,000	$199,000
TOTAL REPURCHASE AGREEMENTS (Cost $199,000)		199,000
TOTAL INVESTMENT SECURITIES (Cost $23,012,051)—85.6%		59,095,302
Net other assets (liabilities)—14.4%		9,965,264
NET ASSETS—100.0%		$69,060,566

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 33

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$10,198,776	$(1,224)

ProFund VP Oil & Gas invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Electric	$214,534	0.3%
Energy-Alternate Sources	68,769	0.1%
Engineering & Construction	103,832	0.2%
Gas	196,064	0.3%
Machinery-Diversified	62,937	0.1%
Oil & Gas	46,793,025	67.7%
Oil & Gas Services	9,573,388	13.9%
Pipelines	1,678,561	2.4%
Semiconductors	35,816	0.1%
Transportation	169,376	0.2%
Other**	10,164,264	14.7%
Total	$69,060,566	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

34 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$23,012,051
Securities, at value	58,896,302
Repurchase agreements, at value	199,000
Total Investment Securities, at value	59,095,302
Cash	738
Dividends and interest receivable	36,268
Receivable for capital shares issued	14,422
Receivable for investments sold	10,117,421
Prepaid expenses	459
TOTAL ASSETS	69,264,610

LIABILITIES:
Payable for capital shares redeemed	52,588
Unrealized loss on swap agreements	1,224
Advisory fees payable	14,793
Management services fees payable	1,972
Administration fees payable	2,709
Administrative services fees payable	27,921
Distribution fees payable	24,077
Trustee fees payable	5
Transfer agency fees payable	4,369
Fund accounting fees payable	6,045
Compliance services fees payable	514
Other accrued expenses	67,827
TOTAL LIABILITIES	204,044
NET ASSETS	$69,060,566

NET ASSETS CONSIST OF:
Capital	$35,640,529
Accumulated net investment income (loss)	76,393
Accumulated net realized gains (losses) on investments	(2,738,383)
Net unrealized appreciation (depreciation) on investments	36,082,027
NET ASSETS	$69,060,566

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,454,675
Net Asset Value (offering and redemption price per share)	$47.47

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,676,336
Interest	97
TOTAL INVESTMENT INCOME	1,676,433

EXPENSES:
Advisory fees	714,302
Management services fees	95,240
Administration fees	41,215
Transfer agency fees	60,928
Administrative services fees	296,988
Distribution fees	238,101
Custody fees	14,385
Fund accounting fees	83,078
Trustee fees	2,086
Compliance services fees	1,018
Printing fees	95,274
Other fees	90,878
Total Gross Expenses before reductions	1,733,493
Less Expenses reduced by the Advisor	(133,453)
TOTAL NET EXPENSES	1,600,040
NET INVESTMENT INCOME (LOSS)	76,393

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	9,727,051
Net realized gains (losses) on swap agreements	(179,911)
Change in net unrealized appreciation/depreciation on investments	(9,465,974)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	81,166
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$157,559

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 35

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$76,393	$152,698
Net realized gains (losses) on investments	9,547,140	3,774,301
Change in net unrealized appreciation/depreciation on investments	(9,465,974)	7,507,781
Change in net assets resulting from operations	157,559	11,434,780
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(152,698)	(304,297)
Change in net assets resulting from distributions	(152,698)	(304,297)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	96,654,900	94,253,258
Dividends reinvested	152,698	304,297
Value of shares redeemed	(125,506,933)	(90,539,744)
Change in net assets resulting from capital transactions	(28,699,335)	4,017,811
Change in net assets	(28,694,474)	15,148,294
NET ASSETS:
Beginning of period	97,755,040	82,606,746
End of period	$69,060,566	$97,755,040
Accumulated net investment income (loss)	$76,393	$152,698
SHARE TRANSACTIONS:
Issued	1,916,163	2,295,149
Reinvested	2,836	7,682
Redeemed	(2,566,867)	(2,284,080)
Change in shares	(647,868)	18,751

See accompanying notes to the financial statements.

36 :: ProFund VP Oil & Gas :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$46.49	$39.64	$38.84	$66.69	$51.51

Investment Activities:
Net investment income (loss)(a)	0.04	0.08	0.15	(0.15)	(0.17)
Net realized and unrealized gains (losses) on investments	1.00	6.93	5.73	(23.29)	16.79
Total income (loss) from investment activities	1.04	7.01	5.88	(23.44)	16.62

Distributions to Shareholders From:
Net investment income	(0.06)	(0.16)	—	—	—
Net realized gains on investments	—	—	(5.08)	(4.41)	(1.44)
Total distributions	(0.06)	(0.16)	(5.08)	(4.41)	(1.44)

Net Asset Value, End of Period	$47.47	$46.49	$39.64	$38.84	$66.69

Total Return	2.25%	17.76%	15.50%	(36.95)%	32.48%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.77%	1.81%	1.73%	1.71%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	0.08%	0.21%	0.39%	(0.25)%	(0.30)%

Supplemental Data:
Net assets, end of period (000’s)	$69,061	$97,755	$82,607	$66,675	$194,871
Portfolio turnover rate(b)	73%	89%	109%	147%	180%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Notes to Financial Statements

38 :: Notes to Financial Statements :: December 31, 2011

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report: ProFund VP Small-Cap Value, ProFund VP Japan, ProFund VP UltraMid-Cap and ProFund VP Oil & Gas (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP, other than ProFund VP Small-Cap Value, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At December 31, 2011, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent the principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 12/30/11, due 1/3/12(1)	HSBC Securities (USA), Inc., 0.00%, dated 12/30/11, due 1/3/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.00%, dated 12/30/11, due 1/3/12(3)	UBS Securities, LLC, 0.00%, dated 12/30/11, due 1/3/12(4)	UMB Bank N.A., 0.00%, dated 12/30/11, due 1/3/12(5)
ProFund VP Small-Cap Value	$28,000	$32,000	$20,000	$12,000	$5,000
ProFund VP Japan	1,297,000	1,296,000	1,297,000	1,297,000	1,297,000
ProFund VP UltraMid-Cap	2,065,000	2,362,000	1,473,000	880,000	255,000
ProFund VP Oil & Gas	58,000	66,000	41,000	24,000	10,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at December 31, 2011 as follows:

(1)	Federal National Mortgage Association, 0.80%, due 9/12/14, U.S. Treasury Notes, 2.63%, due 11/15/20, which had an aggregate value of $143,990,319.
(2)	U.S. Treasury Strips, 0.00%, due 2/15/40, which had an aggregate value of $149,698,694.
(3)	U.S. Treasury Notes, 2.63%, due 11/15/20, which had an aggregate value of $132,312,254.
(4)

Federal Home Loan Bank, 0.18% to 0.22%, due 8/22/12 to 12/6/12, Federal Home Loan Mortgage Corp., 0.60%, due 12/27/13, Federal National Mortgage Association, 0.60%, due 12/27/13, U.S. Treasury Notes, 2.63%, due 11/15/20, U.S. Treasury Strips, 0.00%, due 11/15/22, which had an aggregate value of $120,758,815.

(5)

Federal Farm Credit Bank, 2.00%, due 1/17/12, Federal Home Loan Bank, 1.13%, due 3/9/12, Federal National Mortgage Association, 0.88%, due 1/12/12 U.S. Treasury Notes, 0.75% to 2.63%, due 12/15/13 to 5/31/15, which had an aggregate value of $108,449,042.

December 31, 2011 :: Notes to Financial Statements :: 39

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. A NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GDRs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the performance of a daily benchmark such as the daily performance or multiple, inverse, or inverse multiple of the daily performance of a benchmark or security. All derivative instruments held during the year ended December 31, 2011, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at year end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the year ended December 31, 2011. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period. The volume associated with derivative positions in the ProFund VP Oil & Gas was 2% based on average monthly notional amount in comparison to net assets during the year ended December 31, 2011.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell futures contracts and options thereon. The ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such amounts are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the ProFund VP to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP because futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

40 :: Notes to Financial Statements :: December 31, 2011

Swap Agreements

The ProFunds VP may enter into swap agreements based on the applicable benchmark of each ProFund VP. The ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Trust’s Board of Trustees, the net amount of the excess, if any, of each ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the ProFunds VP may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements.”

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow either party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap table included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. Among other risks, the use of swap agreements may involve imperfect correlation between the price of the swap agreement and movements in the prices of the underlying investments, as well as the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap table included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds VP. All of the outstanding swap agreements at December 31, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2011, the collateral posted by counterparties consisted of U.S. treasury securities and cash.

December 31, 2011 :: Notes to Financial Statements :: 41

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFund VP’s Statement of Assets and Liabilities as of December 31, 2011:

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Japan	$—	$—	$—	$192,112	$—	$—
ProFund VP UltraMid-Cap	—	—	—	25,591	184,594	—
ProFund VP Oil & Gas	—	—	—	—	1,224	—

*       Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFund VP’s Statement of Operations for the year ended December 31, 2011:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Japan	$(2,288,236)	$—	$—	$(150,528)
ProFund VP UltraMid-Cap	215,382	(3,032,812)	—	(394,732)
ProFund VP Oil & Gas	—	(179,911)	—	(1,224)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

42 :: Notes to Financial Statements :: December 31, 2011

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU-2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical assets

•                  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

December 31, 2011 :: Notes to Financial Statements :: 43

A summary of the valuations as of December 31, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each Profund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments^	Investment Securities		Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Small-Cap Value
Common Stocks	$25,161,613	$—	$—		$—	$25,161,613	$—
Repurchase Agreements	—	—	97,000		—	97,000	—
Total	$25,161,613	$—	$97,000		$—	$25,258,613	$—
ProFund VP Japan
Repurchase Agreements	$—	$—	$6,484,000		$—	$6,484,000	$—
Futures Contracts	—	(192,112)	—		—	—	(192,112)
Total	$—	$(192,112)	$6,484,000		$—	$6,484,000	$(192,112)
ProFund VP UltraMid-Cap
Common Stocks	$9,581,972	$—	$—	*	$—	$9,581,972	$—
Repurchase Agreements	—	—	7,035,000		—	7,035,000	—
Futures Contracts	—	(25,591)	—		—	—	(25,591)
Swap Agreements	—	—	—		(184,594)	—	(184,594)
Total	$9,581,972	$(25,591)	$7,035,000		$(184,594)	$16,616,972	$(210,185)
ProFund VP Oil & Gas
Common Stocks	$58,896,302	$—	$—		$—	$58,896,302	$—
Repurchase Agreements	—	—	199,000		—	199,000	—
Swap Agreements	—	—	—		(1,224)	—	(1,224)
Total	$58,896,302	$—	$199,000		$(1,224)	$59,095,302	$(1,224)

^                  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                 Securities issued in connection with a pending litigation settlement and were fair valued at $0. The security is categorized as Retail.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2011 from the valuation input levels used on December 31, 2010.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund VP’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance

44 :: Notes to Financial Statements :: December 31, 2011

companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2011, actual Trustee compensation was $501,377 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP. These expense limitations remain in effect until April 30, 2012.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operation as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2011, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 04/30/12	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Small-Cap Value	$82,762	$67,168	$83,928	$44,762	$278,620
ProFund VP Japan	15,335	11,280	13,349	23,911	63,875
ProFund VP UltraMid-Cap	49,741	24,846	33,924	27,799	136,310
ProFund VP Oil & Gas	155,284	98,078	60,715	118,395	432,472

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2011 were as follows:

	Purchases	Sales
ProFund VP Small-Cap Value	$66,958,032	$67,971,941
ProFund VP UltraMid-Cap	2,459,003	14,978,493
ProFund VP Oil & Gas	69,664,087	106,783,923

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2011 were as follows:

	Purchases	Sales
ProFund VP Japan	$—	$2,096,227
ProFund VP UltraMid-Cap	—	2,458,574

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

The ProFunds VP use investment techniques and derivatives that may be considered aggressive. Because a ProFund VP’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose a ProFund VP to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and its benchmark, which may prevent the ProFund VP from achieving its investment objective. Additionally, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move in value that causes a material decline in the ProFund VP’s NAV, the terms of the swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the benchmark reverses all or a portion of its intraday move by the end of the day.

December 31, 2011 :: Notes to Financial Statements :: 45

Active Investor Risk

The ProFunds VP permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. In order to achieve a high degree of correlation with its benchmark, certain ProFunds VP seek to rebalance their portfolios daily to keep exposure consistent with their investment objective. Being materially over- or under-exposed to its benchmark may prevent a ProFund VP from achieving a high degree of correlation with its benchmark. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the ProFund VP’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the benchmark’s movements. Because of this, it is unlikely that a ProFund VP will be perfectly exposed to its benchmark at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the benchmark level is volatile near the close of the trading day. A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding benchmark reconstitutions and other benchmark rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on or around that day.

Certain ProFunds VP are “geared” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of a benchmark on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, geared ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of a benchmark’s return over periods longer than one day.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty fails to perform its obligations. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund VP, marked to market daily, in an amount approximately equal to the amount the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds VP enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation or inverse correlation with its underlying benchmark.

46 :: Notes to Financial Statements :: December 31, 2011

7. Federal Income Tax Information

As of the end of their tax year ended December 31, 2011, the following ProFunds VP have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Small-Cap Value	$—	$—	$7,352,962	$3,907,712	$248,076	$11,508,750
ProFund VP Japan	1,757,204	5,078,522	7,199,826	—	940,242	14,975,794
ProFund VP UltraMid-Cap	—	—	13,305,935	—	—	13,305,935

Pre-effective CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/13	Total
ProFund VP Oil & Gas	$1,013,966	$1,013,966

Post-effective CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Japan	$981,152	$1,463,258	$2,444,410
ProFund VP UltraMid-Cap	1,166,524	—	1,166,524

The tax character of dividends paid to shareholders during the tax year ended December 31, 2011, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Oil & Gas	$152,698	$—	$152,698	$—	$152,698

The tax character of dividends paid to shareholders during the tax year ended December 31, 2010, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Small-Cap Value	$52,497	$—	$52,497	$—	$52,497
ProFund VP Oil & Gas	304,297	—	304,297	—	304,297

As of the latest tax year ended December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Small-Cap Value	$—	$—	$—	$(11,508,750)	$(1,337,265)	$(12,846,015)
ProFund VP Japan	—	—	—	(17,420,204)	—	(17,420,204)
ProFund VP UltraMid-Cap	—	—	—	(14,472,459)	1,985,154	(12,487,305)
ProFund VP Oil & Gas	76,393	5,553,019	—	(1,013,966)	28,804,592	33,420,038

At December 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Small-Cap Value	$26,595,878	$3,729,816	$(5,067,081)	$(1,337,265)
ProFund VP Japan	6,484,000	—	—	—
ProFund VP UltraMid-Cap	14,447,225	4,099,818	(1,930,071)	2,169,747
ProFund VP Oil & Gas	30,289,486	36,520,137	(7,714,321)	28,805,816

December 31, 2011 :: Notes to Financial Statements :: 47

8. Legal and Regulatory Matters

In December 2007, the ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

48 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Small-Cap Value, ProFund VP Japan, ProFund VP UltraMid-Cap and ProFund VP Oil & Gas (four of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2011, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio

February 23, 2012

Additional Tax Information (unaudited) :: 49

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2011, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends Received Deduction
ProFund VP Oil & Gas	100.00%

50 :: Board Approval of Investment Advisory Agreement :: December 31, 2011 (unaudited)

At a meeting held on September 20, 2011, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided.

December 31, 2011 (unaudited) :: Board Approval of Investment Advisory Agreement :: 51

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and that such information as is available is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2011. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3- and 6-month periods and the 1-, 3- and 5-year periods ended June 30, 2011. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was competitive.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

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Expense Examples

54 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2011 and held for the entire period from July 1, 2011 through December 31, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
ProFund VP Small-Cap Value	$1,000.00	$931.00	$8.18	1.68%
ProFund VP Japan	1,000.00	847.20	7.82	1.68%
ProFund VP UltraMid-Cap	1,000.00	752.10	7.42	1.68%
ProFund VP Oil & Gas	1,000.00	924.30	8.15	1.68%

*                 Expenses are equal to the average account value over the period multiplied by the ProFund VP’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
ProFund VP Small-Cap Value	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Japan	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.74	8.54	1.68%

*                 Expenses are equal to the average account value over the period multiplied by the ProFund VP’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Trustees and Officers (unaudited) :: 55

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present

Chairman and Chief Executive Officer of the Advisor (April  1997 to present); ProShare Advisors LLC (November  2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present)

				ProFunds (112); Access One Trust (3); ProShares Trust (108)	None

*                 The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC and any registered investment companies that have an investment advisor that is an affiliated person of the ProFund Advisors LLC.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

56 :: Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Jack P. Huntington 100 Summer Street Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (1993 to 2007)

Kenneth D. Schiltz 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/77	Assistant Treasurer	Indefinite; March 2011 to present	Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2005 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (2000 to 2005)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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         P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/11

CLASSIC PROFUNDS VP

Bull
Mid-Cap
Small-Cap
NASDAQ-100
Small-Cap Value
Asia 30
Europe 30
International
Emerging Markets
Japan

ULTRA PROFUNDS VP

UltraSmall-Cap

INVERSE PROFUNDS VP

Short Small-Cap
Short NASDAQ-100
Short International
Short Emerging Markets

SECTOR PROFUNDS VP

Basic Materials
Consumer Services
Financials
Oil & Gas
Pharmaceuticals
Precious Metals
Telecommunications
Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus
Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

DECEMBER 31, 2011

Annual Report

1	Message from the Chairman
3	Management Discussion of Fund Performance
7	Financial Statements and Financial Highlights
8	ProFund VP Bull
18	ProFund VP Mid-Cap
23	ProFund VP Small-Cap
39	ProFund VP NASDAQ-100
45	ProFund VP Small-Cap Value
54	ProFund VP Asia 30
59	ProFund VP Europe 30
64	ProFund VP International
69	ProFund VP Emerging Markets
75	ProFund VP Japan
80	ProFund VP UltraSmall-Cap
96	ProFund VP Short Small-Cap
101	ProFund VP Short NASDAQ-100
106	ProFund VP Short International
111	ProFund VP Short Emerging Markets
116	ProFund VP Basic Materials
121	ProFund VP Consumer Services
128	ProFund VP Financials
135	ProFund VP Oil & Gas
141	ProFund VP Pharmaceuticals
146	ProFund VP Precious Metals
151	ProFund VP Telecommunications
156	ProFund VP Utilities
161	ProFund VP U.S. Government Plus
166	ProFund VP Falling U.S. Dollar
172	ProFund VP Money Market
177	Notes to Financial Statements
194	Report of Independent Registered Public Accounting Firm
195	Additional Tax Information
196	Board Approval of Investment Advisory Agreement
198	Expense Examples
201	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2011.

Foreign Equity Markets Flounder; U.S. Markets Are Mixed

Many major equity markets worldwide declined in 2011, as the European debt crisis and fears about global economic growth sent investors searching for safer investments. U.S. markets were among the most resilient. The S&P 500® Index ended the 12-month period with a small gain of 2.1% after an extremely volatile second half, which included the U.S. credit rating downgrade and deteriorating conditions in Europe. Smaller capitalization U.S. stocks underperformed large cap stocks, with the S&P MidCap 400® Index and the Russell 2000® Index down 1.7% and 4.2%, respectively.

Sector indexes delivered mixed returns for the 12-month period, as measured by the Dow Jones U.S. Industry IndexesSM. The utilities, health care, and consumer goods sectors were strong performers, with gains of 19.2%, 11.8% and 8.8%, respectively. But basic materials and financials were weak, with declines of 14.7% and 12.8%, respectively. Other sectors posted moderately positive to flat returns.

Foreign equity markets sustained heavy losses in 2011, as contagion from the European debt crisis spilled over into other developed and emerging markets. The MSCI EAFE Index fell 11.7%, the MSCI Europe Index dropped 10.5%, and the MSCI Emerging Market Index was especially hard hit, down 18.3%.

The U.S. dollar gained 1.5% against the basket of major currencies that comprise the U.S. Dollar Index, with strong gains in the second half of the year making up for weakness in the first half.

Treasury Market Soars

U.S. Treasury securities soared amid a massive flight to quality, as investors shed equities and other risk assets in favor of “safe-haven” U.S. government debt. The Ryan Labs Treasury 10 Year Index was up 17.0% during the 12-month period and the Ryan Labs Treasury 30 Year Index rose a remarkable 35.3%. The broader fixed income market gained 7.8%, as measured by the Barclays Capital U.S. Aggregate Bond Index®.

Whether you are bullish or bearish on different segments of the market, we offer tools that can help you express your view and manage risk. To learn more about our innovative array of funds, please visit us at ProFunds.com.

We appreciate the trust and confidence you have placed in us by investing in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

(1)  All investment performance index figures above reflect total return performance. You may not invest directly in an index.

(2)  All sector returns refer to Dow Jones Sector/Industry Indexes.

1

This Page Intentionally Left Blank

Management Discussion of Fund Performance

4  ::  Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”)(1) is designed to seek daily investment results that, before fees and expenses, correspond to the performance of a daily benchmark such as the daily performance or multiple (e.g., 1.25x or 2x), inverse (-1x) or inverse multiple (e.g., -1.25x or -2x) of the daily performance of an index or security (each such index or security, a “benchmark”). ProFund Advisors LLC (“PFA”), the Funds’ investment advisor, uses a mathematical approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.(2)

Each Geared Fund, those other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Money Market seeks investment results for a single day only, not for longer periods. The return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company, other than for cash management purposes. In addition, PFA does not conduct conventional research or analysis (other than determining counterparty creditworthiness); forecast market movements; trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds use investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). The use of these investment techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a Fund’s benchmark, including credit or counterparty risk on the amount the Fund expects to receive from a derivatives counterparty. If a counterparty becomes bankrupt, or otherwise fails to perform on its obligations, the value of your investment in the Fund may decline. The Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically only enter into derivatives with counterparties that PFA has determined to be large, well capitalized and well established financial institutions.

Factors that materially affected the performance of each Fund during the year ended December 31, 2011(3):

•                  Primary factors affecting Fund performance include the following: the total return of the benchmark; the volatility of the benchmark; financing rates paid or earned by the Fund associated with cash and derivative positions utilized in obtaining leveraged, inverse or inverse leveraged exposure to the benchmark; and fees, expenses, and transaction costs.

•                  Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are the principal factors driving fund performance.(4)

•                  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to return a multiple (e.g., 1.25x or 2x), the inverse (-1x) or an inverse multiple (e.g., -1.25x or -2x) of its benchmark return for a single day only. The return of a Geared Fund for a period longer than one day is the result of its return for each day compounded over the period and thus is likely to differ from the Geared Fund’s multiple times the return of the Geared Fund’s benchmark for the period. Compounding is a universal mathematical concept that applies to all investments, but has a magnified effect on leveraged, inverse and inverse leveraged funds. When held for longer than one day, compounding can improve returns (i.e., increase returns or decrease losses) in trending low volatility markets as compared to the index returns times the Fund multiple. In more volatile periods, compounding commonly reduces returns or increases losses over periods greater than one day as compared to the benchmark return times the Fund multiple. The magnitude of such differences attributable to compounding is a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, benchmark volatility and magnitude of benchmark return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of benchmark return will generally contribute to more adverse (beneficial) deviations.

(1)	Other than ProFund VP Money Market
(2)

A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of twice (2x) the daily return of the NASDAQ-100 Index.

(3)	Past performance is not a guarantee of future results.
(4)

Unlike the ProFunds VP, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will generally differ from the Fund’s benchmark performance.

Management Discussion of Fund Performance (unaudited)  ::  5

Daily volatility for the U.S. equity markets increased from a year ago. For example, the volatility for the S&P 500 for the year ended December 31, 2011, was 23.37%, which was higher than the prior year’s volatility of 18.06%. The volatility of each benchmark is shown below.

Underlying Benckmark	One Year Benchmark Volatility
ProFunds Asia 30 Index®	32.36%
Bank of New York Mellon Emerging Markets 50 ADR Index	27.96%
Dow Jones Internet Composite Index	29.69%
Dow Jones Industrial Average	20.96%
Dow Jones Precious Metals Index	30.41%
Dow Jones U.S. Banks Index	39.61%
Dow Jones U.S. Basic Materials Index	33.63%
Dow Jones U.S. Biotechnology Index	22.05%
Dow Jones U.S. Consumer Goods Index	18.11%
Dow Jones U.S. Consumer Services Index	22.40%
Dow Jones U.S. Financials Index	32.45%
Dow Jones U.S. Health Care Index	19.93%
Dow Jones U.S. Industrials Index	27.71%
Dow Jones U.S. Oil & Gas Index	30.94%
Dow Jones U.S. Pharmaceuticals Index	17.76%
Dow Jones U.S. Real Estate Index	28.67%
Dow Jones U.S. Semiconductors Index	28.63%
Dow Jones U.S. Technology Index	24.41%
Dow Jones U.S. Telecommunications Index	18.41%
Dow Jones U.S. Utilities Index	17.22%
ProFunds Europe 30 Index®	31.22%
MSCI EAFE Index®	23.25%
NASDAQ-100® Index	23.85%
Nikkei 225 Stock Average	23.78%
Russell 2000® Index	33.12%
Ryan Labs 30 Year Treasury Return Index	20.16%
S&P 500 Growth Index	22.46%
S&P 500 Value Index	24.76%
S&P 500® Index	23.37%
S&P MidCap 400 Index	28.69%
S&P MidCap 400 Growth Index	28.91%
S&P MidCap 400 Value Index	28.76%
S&P SmallCap 600 Growth Index	31.42%
S&P SmallCap 600 Value Index	35.60%
U.S. Dollar Index	9.02%

6  ::  Management Discussion of Fund Performance (unaudited)

•                  Cost of Obtaining Leverage, Inverse and Inverse Leveraged Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark was generally negatively impacted by costs associated with leveraged investment techniques. Similarly, certain Inverse Funds, primarily those benchmarked to International and Treasury indexes, were negatively impacted due to unfavorable financing rates. The performance impact with obtaining leveraged, inverse or inverse leveraged varied over the period.

One week Libor, (the most common benchmark financing rate for the Funds) was 0.25% at the beginning of the period and lessened to 0.21% at the end of the period. Each Ultra ProFund VP essentially pays one times this rate plus a spread, while each Inverse ProFund VP (including ProFund VP Bear) and UltraShort ProFund VP (including ProFund VP UltraShort Dow 30) essentially receives two. and three times this rate plus a spread, respectively.

•                  Stock Dividends and Bond Income: The performance of Funds with an investment objective that is a positive multiple of a benchmark was positively impacted by effectively capturing a multiple of the dividend or income yield associated with the benchmark. Inverse Funds were negatively impacted by virtue of effectively paying out a multiple of the dividend or income yield associated with the benchmark.

•                  Fees, Expenses and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple, have inverse or inverse multiples and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other funds’ benchmarks.

Financial Statements and Financial Highlights

8  ::  ProFund VP Bull  ::  Management Discussion of Fund Performance

ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 0.00%. For the same period, the Index had a total return of 2.09%(1) and a volatility of 23.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Bull	0.00%	-2.01%	0.92%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bull	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	42%
Futures Contracts	14%
Swap Agreements	44%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.5%
Apple Computer, Inc.	1.4%
International Business Machines Corp.	0.8%
Chevron Corp.	0.8%
Microsoft Corp.	0.7%

S&P 500 Index – Composition

% of Index
Consumer Non-Cyclical	23%
Financial	14%
Technology	14%
Energy	12%
Industrial	11%
Communications	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements  ::  ProFund VP Bull  ::  9

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (41.8%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,420	$197,787
Abbott Laboratories (Pharmaceuticals)	5,412	304,317
Abercrombie & Fitch Co.—Class A (Retail)	308	15,043
Accenture PLC—Class A (Computers)	2,244	119,448
ACE, Ltd. (Insurance)	1,188	83,303
Adobe Systems, Inc.* (Software)	1,716	48,511
Advanced Micro Devices, Inc.* (Semiconductors)	2,024	10,930
Aetna, Inc. (Healthcare-Services)	1,276	53,834
AFLAC, Inc. (Insurance)	1,628	70,427
Agilent Technologies, Inc.* (Electronics)	1,188	41,497
AGL Resources, Inc. (Gas)	397	16,757
Air Products & Chemicals, Inc. (Chemicals)	748	63,722
Airgas, Inc. (Chemicals)	220	17,178
Akamai Technologies, Inc.* (Internet)	616	19,884
Alcoa, Inc. (Mining)	3,696	31,970
Allegheny Technologies, Inc. (Iron/Steel)	352	16,826
Allergan, Inc. (Pharmaceuticals)	1,056	92,653
Allstate Corp. (Insurance)	1,760	48,242
Alpha Natural Resources, Inc.* (Coal)	748	15,282
Altera Corp. (Semiconductors)	1,100	40,810
Altria Group, Inc. (Agriculture)	7,172	212,650
Amazon.com, Inc.* (Internet)	1,276	220,876
Ameren Corp. (Electric)	836	27,697
American Electric Power, Inc. (Electric)	1,672	69,070
American Express Co. (Diversified Financial Services)	3,520	166,038
American International Group, Inc.* (Insurance)	1,540	35,728
American Tower Corp. (Telecommunications)	1,364	81,854
Ameriprise Financial, Inc. (Diversified Financial Services)	792	39,315
AmerisourceBergen Corp. (Pharmaceuticals)	880	32,727
Amgen, Inc. (Biotechnology)	2,772	177,990
Amphenol Corp.—Class A (Electronics)	572	25,963
Anadarko Petroleum Corp. (Oil & Gas)	1,716	130,982
Analog Devices, Inc. (Semiconductors)	1,056	37,784
AON Corp. (Insurance)	1,144	53,539
Apache Corp. (Oil & Gas)	1,320	119,566
Apartment Investment and Management Co.—Class A (REIT)	440	10,080
Apollo Group, Inc.—Class A* (Commercial Services)	396	21,333
Apple Computer, Inc.* (Computers)	3,256	1,318,680
Applied Materials, Inc. (Semiconductors)	4,532	48,538
Archer-Daniels-Midland Co. (Agriculture)	2,332	66,695
Assurant, Inc. (Insurance)	308	12,646
AT&T, Inc. (Telecommunications)	20,636	624,033
Autodesk, Inc.* (Software)	792	24,021
Automatic Data Processing, Inc. (Commercial Services)	1,716	92,681
AutoNation, Inc.* (Retail)	176	6,489
AutoZone, Inc.* (Retail)	88	28,597
AvalonBay Communities, Inc. (REIT)	352	45,971
Avery Dennison Corp. (Household Products/Wares)	352	10,095
Avon Products, Inc. (Cosmetics/Personal Care)	1,496	26,135
Baker Hughes, Inc. (Oil & Gas Services)	1,540	74,906
Ball Corp. (Packaging & Containers)	572	20,426
Bank of America Corp. (Banks)	35,288	196,201
Bank of New York Mellon Corp. (Banks)	4,224	84,100
Bard (C.R.), Inc. (Healthcare-Products)	308	26,334
Baxter International, Inc. (Healthcare-Products)	1,980	97,970
BB&T Corp. (Banks)	2,420	60,911
Beam, Inc. (Beverages)	528	27,049
Becton, Dickinson & Co. (Healthcare-Products)	748	55,891
Bed Bath & Beyond, Inc.* (Retail)	836	48,463
Bemis Co., Inc. (Packaging & Containers)	352	10,588
Berkshire Hathaway, Inc.—Class B* (Insurance)	6,116	466,651
Best Buy Co., Inc. (Retail)	1,012	23,650
Big Lots, Inc.* (Retail)	220	8,307
Biogen Idec, Inc.* (Biotechnology)	836	92,002
BlackRock, Inc. (Diversified Financial Services)	352	62,741
BMC Software, Inc.* (Software)	572	18,750
Boeing Co. (Aerospace/Defense)	2,596	190,417
BorgWarner, Inc.* (Auto Parts & Equipment)	396	25,241
Boston Properties, Inc. (REIT)	528	52,589
Boston Scientific Corp.* (Healthcare-Products)	5,148	27,490
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,896	207,775
Broadcom Corp.—Class A (Semiconductors)	1,672	49,090
Brown-Forman Corp. (Beverages)	352	28,340
C.H. Robinson Worldwide, Inc. (Transportation)	572	39,914
CA, Inc. (Software)	1,276	25,794
Cablevision Systems Corp. NY—Class A (Media)	748	10,637
Cabot Oil & Gas Corp. (Oil & Gas)	352	26,717
Cameron International Corp.* (Oil & Gas Services)	836	41,123
Campbell Soup Co. (Food)	616	20,476
Capital One Financial Corp. (Banks)	1,584	66,987
Cardinal Health, Inc. (Pharmaceuticals)	1,188	48,245
CareFusion Corp.* (Healthcare-Products)	792	20,125
CarMax, Inc.* (Retail)	792	24,140
Carnival Corp.—Class A (Leisure Time)	1,584	51,702
Caterpillar, Inc. (Machinery-Construction & Mining)	2,244	203,306
CBRE Group, Inc.—Class A* (Real Estate)	1,144	17,412
CBS Corp.—Class B (Media)	2,288	62,096
Celgene Corp.* (Biotechnology)	1,540	104,104
CenterPoint Energy, Inc. (Gas)	1,496	30,055
CenturyLink, Inc. (Telecommunications)	2,156	80,203
Cerner Corp.* (Software)	528	32,340
CF Industries Holdings, Inc. (Chemicals)	220	31,896
Chesapeake Energy Corp. (Oil & Gas)	2,288	51,000
Chevron Corp. (Oil & Gas)	6,952	739,693
Chipotle Mexican Grill, Inc.* (Retail)	88	29,721
Chubb Corp. (Insurance)	968	67,005
CIGNA Corp. (Healthcare-Services)	1,012	42,504
Cincinnati Financial Corp. (Insurance)	572	17,423
Cintas Corp. (Textiles)	396	13,785
Cisco Systems, Inc. (Telecommunications)	18,700	338,096
Citigroup, Inc. (Banks)	10,164	267,415
Citrix Systems, Inc.* (Software)	660	40,075
Cliffs Natural Resources, Inc. (Iron/Steel)	484	30,177
Clorox Co. (Household Products/Wares)	440	29,286
CME Group, Inc. (Diversified Financial Services)	220	53,607
CMS Energy Corp. (Electric)	880	19,430
Coach, Inc. (Apparel)	1,012	61,773
Coca-Cola Co. (Beverages)	7,920	554,162
Coca-Cola Enterprises, Inc. (Beverages)	1,100	28,358
Cognizant Technology Solutions Corp.* (Computers)	1,056	67,911

See accompanying notes to the financial statements.

10  ::  ProFund VP Bull  ::  Financial Statements

Common Stocks, continued

	Shares	Value
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,672	$154,476
Comcast Corp.—Class A (Media)	9,504	225,340
Comerica, Inc. (Banks)	704	18,163
Computer Sciences Corp. (Computers)	528	12,514
ConAgra Foods, Inc. (Food)	1,452	38,333
ConocoPhillips (Oil & Gas)	4,620	336,659
CONSOL Energy, Inc. (Coal)	792	29,066
Consolidated Edison, Inc. (Electric)	1,012	62,774
Constellation Brands, Inc.* (Beverages)	616	12,733
Constellation Energy Group, Inc. (Electric)	704	27,928
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	572	30,974
Corning, Inc. (Telecommunications)	5,456	70,819
Costco Wholesale Corp. (Retail)	1,496	124,647
Coventry Health Care, Inc.* (Healthcare-Services)	484	14,699
Covidien PLC (Healthcare-Products)	1,672	75,257
CSX Corp. (Transportation)	3,652	76,911
Cummins, Inc. (Machinery-Diversified)	660	58,093
CVS Caremark Corp. (Retail)	4,532	184,815
D.R. Horton, Inc. (Home Builders)	968	12,206
Danaher Corp. (Miscellaneous Manufacturing)	1,980	93,139
Darden Restaurants, Inc. (Retail)	440	20,055
DaVita, Inc.* (Healthcare-Services)	308	23,350
Dean Foods Co.* (Food)	660	7,392
Deere & Co. (Machinery-Diversified)	1,452	112,312
Dell, Inc.* (Computers)	5,324	77,890
Denbury Resources, Inc.* (Oil & Gas)	1,364	20,596
DENTSPLY International, Inc. (Healthcare-Products)	484	16,935
Devon Energy Corp. (Oil & Gas)	1,408	87,296
DeVry, Inc. (Commercial Services)	220	8,461
Diamond Offshore Drilling, Inc. (Oil & Gas)	264	14,589
DIRECTV—Class A* (Media)	2,464	105,361
Discover Financial Services (Diversified Financial Services)	1,892	45,408
Discovery Communications, Inc.—Class A* (Media)	924	37,856
Dollar Tree, Inc.* (Retail)	396	32,912
Dominion Resources, Inc. (Electric)	1,980	105,098
Dover Corp. (Miscellaneous Manufacturing)	660	38,313
Dr. Pepper Snapple Group, Inc. (Beverages)	748	29,531
DTE Energy Co. (Electric)	572	31,145
Duke Energy Corp. (Electric)	4,620	101,640
Dun & Bradstreet Corp. (Software)	176	13,170
E*TRADE Financial Corp.* (Diversified Financial Services)	880	7,005
E.I. du Pont de Nemours & Co. (Chemicals)	3,212	147,045
Eastman Chemical Co. (Chemicals)	484	18,905
Eaton Corp. (Miscellaneous Manufacturing)	1,144	49,798
eBay, Inc.* (Internet)	4,004	121,441
Ecolab, Inc. (Chemicals)	1,056	61,047
Edison International (Electric)	1,144	47,362
Edwards Lifesciences Corp.* (Healthcare-Products)	396	27,997
El Paso Corp. (Pipelines)	2,684	71,314
Electronic Arts, Inc.* (Software)	1,144	23,566
Eli Lilly & Co. (Pharmaceuticals)	3,564	148,120
EMC Corp.* (Computers)	7,084	152,589
Emerson Electric Co. (Electrical Components & Equipment)	2,552	118,898
Entergy Corp. (Electric)	616	44,999
EOG Resources, Inc. (Oil & Gas)	924	91,023
EQT Corp. (Oil & Gas)	528	28,929
Equifax, Inc. (Commercial Services)	440	17,046
Equity Residential (REIT)	1,012	57,714
Exelon Corp. (Electric)	2,288	99,231
Expedia, Inc. (Internet)	308	8,938
Expeditors International of Washington, Inc. (Transportation)	748	30,638
Express Scripts, Inc.* (Pharmaceuticals)	1,716	76,688
Exxon Mobil Corp. (Oil & Gas)	16,676	1,413,458
F5 Networks, Inc.* (Internet)	264	28,016
Family Dollar Stores, Inc. (Retail)	396	22,833
Fastenal Co. (Distribution/Wholesale)	1,012	44,133
Federated Investors, Inc.—Class B (Diversified Financial Services)	308	4,666
FedEx Corp. (Transportation)	1,100	91,861
Fidelity National Information Services, Inc. (Software)	836	22,229
Fifth Third Bancorp (Banks)	3,212	40,857
First Horizon National Corp. (Banks)	925	7,397
First Solar, Inc.* (Energy-Alternate Sources)	220	7,427
FirstEnergy Corp. (Electric)	1,452	64,324
Fiserv, Inc.* (Software)	484	28,430
FLIR Systems, Inc. (Electronics)	528	13,237
Flowserve Corp. (Machinery-Diversified)	176	17,480
Fluor Corp. (Engineering & Construction)	572	28,743
FMC Corp. (Chemicals)	264	22,715
FMC Technologies, Inc.* (Oil & Gas Services)	836	43,664
Ford Motor Co. (Auto Manufacturers)	13,244	142,505
Forest Laboratories, Inc.* (Pharmaceuticals)	924	27,960
Franklin Resources, Inc. (Diversified Financial Services)	528	50,720
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,300	121,407
Frontier Communications Corp. (Telecommunications)	3,476	17,901
GameStop Corp.—Class A* (Retail)	484	11,679
Gannett Co., Inc. (Media)	836	11,177
General Dynamics Corp. (Aerospace/Defense)	1,232	81,817
General Electric Co. (Miscellaneous Manufacturing)	36,740	658,013
General Mills, Inc. (Food)	2,244	90,680
Genuine Parts Co. (Distribution/Wholesale)	528	32,314
Genworth Financial, Inc.—Class A* (Insurance)	1,716	11,240
Gilead Sciences, Inc.* (Biotechnology)	2,596	106,254
Goodrich Corp. (Aerospace/Defense)	440	54,428
Google, Inc.—Class A* (Internet)	880	568,392
H & R Block, Inc. (Commercial Services)	1,012	16,526
Halliburton Co. (Oil & Gas Services)	3,212	110,846
Harley-Davidson, Inc. (Leisure Time)	792	30,785
Harman International Industries, Inc. (Home Furnishings)	264	10,043
Harris Corp. (Telecommunications)	396	14,272
Hartford Financial Services Group, Inc. (Insurance)	1,540	25,025
Hasbro, Inc. (Toys/Games/Hobbies)	396	12,628
HCP, Inc. (REIT)	1,408	58,333
Health Care REIT, Inc. (REIT)	660	35,990
Heinz (H.J.) Co. (Food)	1,100	59,444
Helmerich & Payne, Inc. (Oil & Gas)	352	20,543
Hess Corp. (Oil & Gas)	1,056	59,981
Hewlett-Packard Co. (Computers)	6,908	177,950
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,684	145,875
Hormel Foods Corp. (Food)	484	14,176
Hospira, Inc.* (Healthcare-Products)	572	17,372

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Bull  ::  11

Common Stocks, continued

	Shares	Value
Host Hotels & Resorts, Inc. (REIT)	2,464	$36,393
Hudson City Bancorp, Inc. (Savings & Loans)	1,848	11,550
Humana, Inc. (Healthcare-Services)	572	50,113
Huntington Bancshares, Inc. (Banks)	2,992	16,426
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,672	78,099
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,100	33,517
Integrys Energy Group, Inc. (Electric)	264	14,304
Intel Corp. (Semiconductors)	17,732	430,001
IntercontinentalExchange, Inc.* (Diversified Financial Services)	264	31,825
International Business Machines Corp. (Computers)	4,092	752,437
International Flavors & Fragrances, Inc. (Chemicals)	264	13,839
International Game Technology (Entertainment)	1,056	18,163
International Paper Co. (Forest Products & Paper)	1,540	45,584
Intuit, Inc. (Software)	1,056	55,535
Intuitive Surgical, Inc.* (Healthcare-Products)	132	61,117
Invesco, Ltd. (Diversified Financial Services)	1,584	31,823
Iron Mountain, Inc. (Commercial Services)	660	20,328
J.C. Penney Co., Inc. (Retail)	484	17,013
J.P. Morgan Chase & Co. (Banks)	13,244	440,363
Jabil Circuit, Inc. (Electronics)	616	12,111
Jacobs Engineering Group, Inc.* (Engineering & Construction)	440	17,855
JDS Uniphase Corp.* (Telecommunications)	792	8,268
Johnson & Johnson (Healthcare-Products)	9,504	623,272
Johnson Controls, Inc. (Auto Parts & Equipment)	2,376	74,274
Joy Global, Inc. (Machinery-Construction & Mining)	352	26,389
Juniper Networks, Inc.* (Telecommunications)	1,848	37,718
Kellogg Co. (Food)	880	44,502
KeyCorp (Banks)	3,300	25,377
Kimberly-Clark Corp. (Household Products/Wares)	1,364	100,336
Kimco Realty Corp. (REIT)	1,408	22,866
KLA-Tencor Corp. (Semiconductors)	572	27,599
Kohls Corp. (Retail)	880	43,428
Kraft Foods, Inc. (Food)	6,160	230,138
Kroger Co. (Food)	2,068	50,087
L-3 Communications Holdings, Inc. (Aerospace/Defense)	352	23,471
Laboratory Corp. of America Holdings* (Healthcare-Services)	352	30,261
Legg Mason, Inc. (Diversified Financial Services)	440	10,582
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	484	11,151
Lennar Corp.—Class A (Home Builders)	572	11,240
Leucadia National Corp. (Holding Companies-Diversified)	704	16,009
Lexmark International, Inc.—Class A (Computers)	264	8,730
Life Technologies Corp.* (Biotechnology)	616	23,969
Lincoln National Corp. (Insurance)	1,056	20,508
Linear Technology Corp. (Semiconductors)	792	23,784
Lockheed Martin Corp. (Aerospace/Defense)	924	74,752
Loews Corp. (Insurance)	1,056	39,758
Lorillard, Inc. (Agriculture)	484	55,176
Lowe’s Cos., Inc. (Retail)	4,356	110,555
LSI Logic Corp.* (Semiconductors)	1,980	11,781
M&T Bank Corp. (Banks)	440	33,590
Macy’s, Inc. (Retail)	1,452	46,725
Marathon Oil Corp. (Oil & Gas)	2,464	72,121
Marathon Petroleum Corp. (Oil & Gas)	1,232	41,013
Marriott International, Inc.—Class A (Lodging)	925	26,978
Marsh & McLennan Cos., Inc. (Insurance)	1,892	59,825
Masco Corp. (Building Materials)	1,232	12,911
MasterCard, Inc.—Class A (Commercial Services)	352	131,233
Mattel, Inc. (Toys/Games/Hobbies)	1,188	32,979
McCormick & Co., Inc. (Food)	440	22,185
McDonald’s Corp. (Retail)	3,564	357,576
McGraw-Hill Cos., Inc. (Media)	1,012	45,510
McKesson Corp. (Pharmaceuticals)	836	65,133
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	704	48,386
MeadWestvaco Corp. (Forest Products & Paper)	616	18,449
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,364	76,248
Medtronic, Inc. (Healthcare-Products)	3,696	141,372
Merck & Co., Inc. (Pharmaceuticals)	10,604	399,771
MetLife, Inc. (Insurance)	3,696	115,241
MetroPCS Communications, Inc.* (Telecommunications)	1,012	8,784
Microchip Technology, Inc. (Semiconductors)	660	24,176
Micron Technology, Inc.* (Semiconductors)	3,432	21,587
Microsoft Corp. (Software)	26,092	677,348
Molex, Inc. (Electrical Components & Equipment)	484	11,548
Molson Coors Brewing Co.—Class B (Beverages)	528	22,989
Monsanto Co. (Chemicals)	1,848	129,489
Moody’s Corp. (Commercial Services)	660	22,229
Morgan Stanley Dean Witter & Co. (Banks)	5,148	77,889
Motorola Mobility Holdings, Inc.* (Telecommunications)	924	35,851
Motorola Solutions, Inc. (Telecommunications)	1,012	46,846
Murphy Oil Corp. (Oil & Gas)	660	36,788
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,496	32,104
Nabors Industries, Ltd.* (Oil & Gas)	1,012	17,548
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	440	10,784
National Oilwell Varco, Inc. (Oil & Gas Services)	1,496	101,713
NetApp, Inc.* (Computers)	1,232	44,685
Netflix, Inc.* (Internet)	176	12,195
Newell Rubbermaid, Inc. (Housewares)	1,012	16,344
Newfield Exploration Co.* (Oil & Gas)	440	16,601
Newmont Mining Corp. (Mining)	1,716	102,977
News Corp.—Class A (Media)	7,656	136,583
NextEra Energy, Inc. (Electric)	1,452	88,398
NIKE, Inc.—Class B (Apparel)	1,276	122,968
NiSource, Inc. (Gas)	968	23,048
Noble Corp. (Oil & Gas)	880	26,594
Noble Energy, Inc. (Oil & Gas)	616	58,144
Nordstrom, Inc. (Retail)	572	28,434
Norfolk Southern Corp. (Transportation)	1,188	86,558
Northeast Utilities System (Electric)	616	22,219
Northern Trust Corp. (Banks)	836	33,156
Northrop Grumman Corp. (Aerospace/Defense)	924	54,036
Novellus Systems, Inc.* (Semiconductors)	220	9,084
NRG Energy, Inc.* (Electric)	792	14,351
Nucor Corp. (Iron/Steel)	1,100	43,527
NVIDIA Corp.* (Semiconductors)	2,112	29,272
NYSE Euronext (Diversified Financial Services)	924	24,116
O’Reilly Automotive, Inc.* (Retail)	440	35,178

See accompanying notes to the financial statements.

12  ::  ProFund VP Bull  ::  Financial Statements

Common Stocks, continued

	Shares	Value
Occidental Petroleum Corp. (Oil & Gas)	2,816	$263,859
Omnicom Group, Inc. (Advertising)	968	43,153
ONEOK, Inc. (Pipelines)	352	30,515
Oracle Corp. (Software)	13,684	350,995
Orchard Supply Hardware Stores Corp.—Class A* (Retail)	6	22
Owens-Illinois, Inc.* (Packaging & Containers)	572	11,085
PACCAR, Inc. (Auto Manufacturers)	1,232	46,163
Pall Corp. (Miscellaneous Manufacturing)	396	22,631
Parker Hannifin Corp. (Miscellaneous Manufacturing)	528	40,260
Patterson Cos., Inc. (Healthcare-Products)	308	9,092
Paychex, Inc. (Commercial Services)	1,144	34,446
Peabody Energy Corp. (Coal)	924	30,594
People’s United Financial, Inc. (Savings & Loans)	1,276	16,397
Pepco Holdings, Inc. (Electric)	792	16,078
PepsiCo, Inc. (Beverages)	5,456	362,006
PerkinElmer, Inc. (Electronics)	396	7,920
Perrigo Co. (Pharmaceuticals)	308	29,968
Pfizer, Inc. (Pharmaceuticals)	26,752	578,913
PG&E Corp. (Electric)	1,408	58,038
Philip Morris International, Inc. (Agriculture)	6,028	473,077
Pinnacle West Capital Corp. (Electric)	396	19,079
Pioneer Natural Resources Co. (Oil & Gas)	440	39,371
Pitney Bowes, Inc. (Office/Business Equipment)	704	13,052
Plum Creek Timber Co., Inc. (Forest Products & Paper)	572	20,912
PNC Financial Services Group (Banks)	1,848	106,574
PPG Industries, Inc. (Chemicals)	528	44,083
PPL Corp. (Electric)	2,024	59,546
Praxair, Inc. (Chemicals)	1,056	112,886
Precision Castparts Corp. (Metal Fabricate/Hardware)	484	79,758
Priceline.com, Inc.* (Internet)	176	82,317
Principal Financial Group, Inc. (Insurance)	1,056	25,978
Procter & Gamble Co. (Cosmetics/Personal Care)	9,592	639,882
Progress Energy, Inc. (Electric)	1,012	56,692
Progressive Corp. (Insurance)	2,156	42,064
Prologis, Inc. (REIT)	1,584	45,287
Prudential Financial, Inc. (Insurance)	1,628	81,595
Public Service Enterprise Group, Inc. (Electric)	1,760	58,098
Public Storage, Inc. (REIT)	484	65,079
PulteGroup, Inc.* (Home Builders)	1,188	7,496
QEP Resources, Inc. (Oil & Gas)	616	18,049
Qualcomm, Inc. (Telecommunications)	5,852	320,104
Quanta Services, Inc.* (Commercial Services)	748	16,112
Quest Diagnostics, Inc. (Healthcare-Services)	528	30,656
R.R. Donnelley & Sons Co. (Commercial Services)	660	9,524
Ralph Lauren Corp. (Apparel)	220	30,378
Range Resources Corp. (Oil & Gas)	528	32,704
Raytheon Co. (Aerospace/Defense)	1,188	57,475
Red Hat, Inc.* (Software)	660	27,251
Regions Financial Corp. (Banks)	4,400	18,920
Republic Services, Inc. (Environmental Control)	1,100	30,305
Reynolds American, Inc. (Agriculture)	1,188	49,207
Robert Half International, Inc. (Commercial Services)	484	13,775
Rockwell Automation, Inc. (Machinery-Diversified)	484	35,511
Rockwell Collins, Inc. (Aerospace/Defense)	528	29,235
Roper Industries, Inc. (Machinery-Diversified)	352	30,578
Ross Stores, Inc. (Retail)	792	37,644
Rowan Cos., Inc.* (Oil & Gas)	440	13,345
Ryder System, Inc. (Transportation)	176	9,353
Safeway, Inc. (Food)	1,188	24,996
SAIC, Inc.* (Commercial Services)	968	11,897
Salesforce.com, Inc.* (Software)	484	49,107
SanDisk Corp.* (Computers)	836	41,140
Sara Lee Corp. (Food)	2,068	39,127
SCANA Corp. (Electric)	396	17,844
Schlumberger, Ltd. (Oil & Gas Services)	4,664	318,598
Scripps Networks Interactive—Class A (Media)	352	14,932
Sealed Air Corp. (Packaging & Containers)	572	9,844
Sears Holdings Corp.* (Retail)	132	4,195
Sempra Energy (Gas)	836	45,980
Sherwin-Williams Co. (Chemicals)	308	27,495
Sigma-Aldrich Corp. (Chemicals)	440	27,482
Simon Property Group, Inc. (REIT)	1,012	130,487
SLM Corp. (Diversified Financial Services)	1,760	23,584
Snap-on, Inc. (Hand/Machine Tools)	220	11,136
Southern Co. (Electric)	2,992	138,500
Southwest Airlines Co. (Airlines)	2,728	23,352
Southwestern Energy Co.* (Oil & Gas)	1,188	37,945
Spectra Energy Corp. (Pipelines)	2,244	69,003
Sprint Nextel Corp.* (Telecommunications)	10,428	24,402
St. Jude Medical, Inc. (Healthcare-Products)	1,100	37,730
Stanley Black & Decker, Inc. (Hand/ Machine Tools)	572	38,667
Staples, Inc. (Retail)	2,420	33,614
Starbucks Corp. (Retail)	2,596	119,442
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	660	31,660
State Street Corp. (Banks)	1,716	69,172
Stericycle, Inc.* (Environmental Control)	308	23,999
Stryker Corp. (Healthcare-Products)	1,144	56,868
Sunoco, Inc. (Oil & Gas)	352	14,439
SunTrust Banks, Inc. (Banks)	1,848	32,710
SuperValu, Inc. (Food)	748	6,074
Symantec Corp.* (Internet)	2,552	39,939
Sysco Corp. (Food)	2,068	60,654
T. Rowe Price Group, Inc. (Diversified Financial Services)	880	50,116
Target Corp. (Retail)	2,332	119,445
TE Connectivity, Ltd. (Electronics)	1,496	46,092
TECO Energy, Inc. (Electric)	748	14,317
Tenet Healthcare Corp.* (Healthcare-Services)	1,496	7,674
Teradata Corp.* (Computers)	572	27,748
Teradyne, Inc.* (Semiconductors)	660	8,996
Tesoro Petroleum Corp.* (Oil & Gas)	484	11,306
Texas Instruments, Inc. (Semiconductors)	3,960	115,276
Textron, Inc. (Miscellaneous Manufacturing)	968	17,898
The AES Corp.* (Electric)	2,244	26,569
The Charles Schwab Corp. (Diversified Financial Services)	3,740	42,112
The Dow Chemical Co. (Chemicals)	4,136	118,951
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	396	44,479
The Gap, Inc. (Retail)	1,188	22,037
The Goldman Sachs Group, Inc. (Banks)	1,716	155,178
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	836	11,846
The Hershey Co. (Food)	528	32,620
The Home Depot, Inc. (Retail)	5,368	225,671
The Interpublic Group of Cos., Inc. (Advertising)	1,584	15,412
The JM Smucker Co. (Food)	396	30,955

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Bull  ::  13

Common Stocks, continued

	Shares	Value
The Limited, Inc. (Retail)	836	$33,733
The Mosaic Co. (Chemicals)	1,056	53,254
The Travelers Cos., Inc. (Insurance)	1,452	85,915
The Williams Cos., Inc. (Pipelines)	2,068	68,285
Thermo Fisher Scientific, Inc.* (Electronics)	1,320	59,360
Tiffany & Co. (Retail)	440	29,154
Time Warner Cable, Inc. (Media)	1,100	69,927
Time Warner, Inc. (Media)	3,476	125,623
Titanium Metals Corp. (Mining)	308	4,614
TJX Cos., Inc. (Retail)	1,320	85,206
Torchmark Corp. (Insurance)	352	15,273
Total System Services, Inc. (Commercial Services)	572	11,188
TripAdvisor, Inc.* (Internet)	308	7,765
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,628	76,044
Tyson Foods, Inc.—Class A (Food)	1,012	20,888
U.S. Bancorp (Banks)	6,644	179,720
Union Pacific Corp. (Transportation)	1,672	177,132
United Parcel Service, Inc.—Class B (Transportation)	3,344	244,747
United States Steel Corp. (Iron/Steel)	484	12,807
United Technologies Corp. (Aerospace/Defense)	3,168	231,549
UnitedHealth Group, Inc. (Healthcare-Services)	3,696	187,313
UnumProvident Corp. (Insurance)	1,012	21,323
Urban Outfitters, Inc.* (Retail)	396	10,914
V.F. Corp. (Apparel)	308	39,113
Valero Energy Corp. (Oil & Gas)	1,936	40,753
Varian Medical Systems, Inc.* (Healthcare-Products)	396	26,584
Ventas, Inc. (REIT)	1,012	55,792
VeriSign, Inc. (Internet)	572	20,432
Verizon Communications, Inc. (Telecommunications)	9,856	395,423
Viacom, Inc.—Class B (Media)	1,936	87,914
Visa, Inc.—Class A (Commercial Services)	1,760	178,693
Vornado Realty Trust (REIT)	660	50,728
Vulcan Materials Co. (Mining)	440	17,314
W.W. Grainger, Inc. (Distribution/Wholesale)	220	41,182
Wal-Mart Stores, Inc. (Retail)	6,072	362,863
Walgreen Co. (Retail)	3,080	101,825
Walt Disney Co. (Media)	6,248	234,300
Washington Post Co.—Class B (Media)	44	16,580
Waste Management, Inc. (Environmental Control)	1,584	51,813
Waters Corp.* (Electronics)	308	22,807
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	440	26,550
WellPoint, Inc. (Healthcare-Services)	1,232	81,620
Wells Fargo & Co. (Banks)	18,348	505,671
Western Digital Corp.* (Computers)	836	25,874
Western Union Co. (Commercial Services)	2,156	39,369
Weyerhaeuser Co. (REIT)	1,848	34,502
Whirlpool Corp. (Home Furnishings)	264	12,527
Whole Foods Market, Inc. (Food)	572	39,800
Windstream Corp. (Telecommunications)	2,024	23,762
Wisconsin Energy Corp. (Electric)	792	27,688
Wyndham Worldwide Corp. (Lodging)	528	19,974
Wynn Resorts, Ltd. (Lodging)	264	29,169
Xcel Energy, Inc. (Electric)	1,672	46,214
Xerox Corp. (Office/Business Equipment)	4,840	38,526
Xilinx, Inc. (Semiconductors)	924	29,623
XL Group PLC (Insurance)	1,100	21,747
Xylem, Inc. (Machinery-Diversified)	660	16,955
Yahoo!, Inc.* (Internet)	4,312	69,553
YUM! Brands, Inc. (Retail)	1,584	93,472
Zimmer Holdings, Inc.* (Healthcare-Products)	616	32,907
Zions Bancorp (Banks)	660	10,745
TOTAL COMMON STOCKS (Cost $20,063,267)		39,603,325

Preferred Stocks(NM)
Orchard Supply Hardware Stores Corp.—Series A (Retail)	6	22
TOTAL PREFERRED STOCKS (Cost $—)		22

Rights/Warrants(NM)
American International Group, Inc.* (Insurance)	1	4
TOTAL RIGHTS/WARRANTS (Cost $12)		4

Repurchase Agreements(a)(b) (54.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $51,921,000	$51,921,000	$51,921,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,921,000)		51,921,000
TOTAL INVESTMENT SECURITIES (Cost $71,984,279)—96.5%		91,524,351
Net other assets (liabilities)—3.5%		3,354,919
NET ASSETS—100.0%		$94,879,270

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $5,580,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures expiring 3/19/12 (Underlying notional amount at value $13,208,600)	211	$18,434

See accompanying notes to the financial statements.

14  ::  ProFund VP Bull  ::  Financial Statements

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$19,874,158	$(197,835)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	22,186,430	(123,825)
		$(321,660)

ProFund VP Bull invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$58,565	0.1%
Aerospace/Defense	797,180	0.8%
Agriculture	856,805	0.9%
Airlines	23,352	NM
Apparel	254,232	0.3%
Auto Manufacturers	188,668	0.2%
Auto Parts & Equipment	111,361	0.1%
Banks	2,447,522	2.6%
Beverages	1,065,168	1.1%
Biotechnology	504,319	0.5%
Building Materials	12,911	NM
Chemicals	889,987	0.9%
Coal	74,942	0.1%
Commercial Services	644,841	0.7%
Computers	2,827,596	3.1%
Cosmetics/Personal Care	864,972	0.9%
Distribution/Wholesale	117,629	0.1%
Diversified Financial Services	654,442	0.7%
Electric	1,378,633	1.5%
Electrical Components & Equipment	130,446	0.1%
Electronics	228,987	0.2%
Energy-Alternate Sources	7,427	NM
Engineering & Construction	46,598	NM
Entertainment	18,163	NM
Environmental Control	106,117	0.1%
Food	832,527	0.9%
Forest Products & Paper	84,945	0.1%
Gas	115,840	0.1%
Hand/Machine Tools	49,803	0.1%
Healthcare-Products	1,354,313	1.4%
Healthcare-Services	522,024	0.6%
Holding Companies-Diversified	16,009	NM
Home Builders	30,942	NM
Home Furnishings	22,570	NM
Household Products/Wares	139,717	0.1%
Housewares	16,344	NM
Insurance	1,420,460	1.5%
Internet	1,199,748	1.3%
Iron/Steel	103,337	0.1%
Leisure Time	82,487	0.1%
Lodging	107,781	0.1%
Machinery-Construction & Mining	229,695	0.2%
Machinery-Diversified	270,929	0.3%
Media	1,183,836	1.2%
Metal Fabricate/Hardware	79,758	0.1%
Mining	278,282	0.3%
Miscellaneous Manufacturing	1,493,499	1.6%
Office/Business Equipment	51,578	0.1%
Oil & Gas	3,881,612	4.3%
Oil & Gas Services	690,850	0.7%
Packaging & Containers	51,943	0.1%
Pharmaceuticals	2,195,558	2.3%
Pipelines	239,117	0.3%
REIT	701,811	0.7%
Real Estate	17,412	NM
Retail	2,499,519	2.7%
Savings & Loans	27,947	NM
Semiconductors	918,331	1.0%
Software	1,437,122	1.5%
Telecommunications	2,128,336	2.2%
Textiles	13,785	NM
Toys/Games/Hobbies	45,607	NM
Transportation	757,114	0.8%
Other**	55,275,919	58.2%
Total	$94,879,270	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Bull  ::  15

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$71,984,279
Securities, at value	39,603,351
Repurchase agreements, at value	51,921,000
Total Investment Securities, at value	91,524,351
Cash	466
Segregated cash balances with brokers	1,022,823
Dividends and interest receivable	59,955
Receivable for capital shares issued	2,837,386
Receivable for investments sold	6,222
Prepaid expenses	369
TOTAL ASSETS	95,451,572

LIABILITIES:
Payable for capital shares redeemed	20,077
Unrealized loss on swap agreements	321,660
Variation margin on futures contracts	55,388
Advisory fees payable	39,636
Management services fees payable	5,285
Administration fees payable	3,202
Administrative services fees payable	28,909
Distribution fees payable	28,929
Trustee fees payable	6
Transfer agency fees payable	5,163
Fund accounting fees payable	7,145
Compliance services fees payable	514
Other accrued expenses	56,388
TOTAL LIABILITIES	572,302
NET ASSETS	$94,879,270

NET ASSETS CONSIST OF:
Capital	$87,986,922
Accumulated net investment income (loss)	6,984
Accumulated net realized gains (losses) on investments	(12,351,482)
Net unrealized appreciation (depreciation) on investments	19,236,846
NET ASSETS	$94,879,270

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,660,343
Net Asset Value (offering and redemption price per share)	$25.92

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,257,031
Interest	9,598
TOTAL INVESTMENT INCOME	1,266,629

EXPENSES:
Advisory fees	668,952
Management services fees	89,193
Administration fees	37,371
Transfer agency fees	55,480
Administrative services fees	261,891
Distribution fees	222,984
Custody fees	10,062
Fund accounting fees	78,305
Trustee fees	1,797
Compliance services fees	966
Other fees	122,014
Total Gross Expenses before reductions	1,549,015
Less Expenses reduced by the Advisor	(50,562)
TOTAL NET EXPENSES	1,498,453
NET INVESTMENT INCOME (LOSS)	(231,824)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	268,976
Net realized gains (losses) on futures contracts	(19,850)
Net realized gains (losses) on swap agreements	(906,932)
Change in net unrealized appreciation/depreciation on investments	(2,973,578)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,631,384)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,863,208)

See accompanying notes to the financial statements.

16  ::  ProFund VP Bull  ::  Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(231,824)	$(194,178)
Net realized gains (losses) on investments	(657,806)	15,723,764
Change in net unrealized appreciation/depreciation on investments	(2,973,578)	(4,432,679)
Change in net assets resulting from operations	(3,863,208)	11,096,907
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(135,672)
Net realized gains on investments	(1,489,584)	—
Change in net assets resulting from distributions	(1,489,584)	(135,672)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	486,798,170	419,589,581
Dividends reinvested	1,489,584	135,672
Value of shares redeemed	(489,387,591)	(442,862,877)
Change in net assets resulting from capital transactions	(1,099,837)	(23,137,624)
Change in net assets	(6,452,629)	(12,176,389)
NET ASSETS:
Beginning of period	101,331,899	113,508,288
End of period	$94,879,270	$101,331,899
Accumulated net investment income (loss)	$6,984	$142
SHARE TRANSACTIONS:
Issued	18,427,134	17,546,745
Reinvested	54,804	5,623
Redeemed	(18,674,998)	(18,551,966)
Change in shares	(193,060)	(999,598)

See accompanying notes to the financial statements.

Financial Highlights  ::  ProFund VP Bull  ::  17

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$26.30	$23.39	$18.93	$30.90	$30.40

Investment Activities:
Net investment income (loss)(a)	(0.07)	(0.05)	0.03	0.16	0.19
Net realized and unrealized gains (losses) on investments	0.09 (b)	2.99	4.57	(11.68)	0.89
Total income (loss) from investment activities	0.02	2.94	4.60	(11.52)	1.08

Distributions to Shareholders From:
Net investment income	—	(0.03)	(0.14)	—	(0.18)
Net realized gains on investments	(0.40)	—	—	(0.45)	(0.40)
Total distributions	(0.40)	(0.03)	(0.14)	(0.45)	(0.58)

Net Asset Value, End of Period	$25.92	$26.30	$23.39	$18.93	$30.90

Total Return	0.00%	12.58%	24.34%	(37.67)%	3.55%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.74%	1.80%	1.73%	1.67%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.62%
Net investment income (loss)	(0.26)%	(0.20)%	0.17%	0.63%	0.60%

Supplemental Data:
Net assets, end of period (000’s)	$94,879	$101,332	$113,508	$70,523	$163,524
Portfolio turnover rate(c)	4%	87%	116%	259%	175%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

18  ::  ProFund VP Mid-Cap  ::  Management Discussion of Fund Performance

ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -4.18%. For the same period, the Index had a total return of -1.74%(1) and a volatility of 28.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from August 31, 2007 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Since Inception
ProFund VP Mid-Cap	-4.18%	-0.84%
S&P MidCap 400 Index	-1.74%	1.97%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	72%
Futures Contracts	28%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index – Composition

% of Index
Financial	20%
Industrial	20%
Consumer Non-Cyclical	18%
Consumer Cyclical	13%
Technology	9%
Energy	6%
Utilities	6%
Basic Materials	4%
Communications	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements  ::  ProFund VP Mid-Cap  ::  19

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (98.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $6,526,000	$6,526,000	$6,526,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,526,000)		6,526,000
TOTAL INVESTMENT SECURITIES (Cost $6,526,000)—98.7%		6,526,000
Net other assets (liabilities)—1.3%		83,611
NET ASSETS—100.0%		$6,609,611

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $858,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,838,550)	21	$(26,392)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$2,211,462	$(20,500)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	2,551,537	(22,262)
		$(42,762)

See accompanying notes to the financial statements.

20  ::  ProFund VP Mid-Cap  ::  Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$6,526,000
Repurchase agreements, at value	6,526,000
Total Investment Securities, at value	6,526,000
Cash	170
Segregated cash balances with brokers	151,410
Receivable for capital shares issued	15,114
Prepaid expenses	36
TOTAL ASSETS	6,692,730

LIABILITIES:
Payable for capital shares redeemed	11,825
Unrealized loss on swap agreements	42,762
Variation margin on futures contracts	10,500
Advisory fees payable	2,436
Management services fees payable	325
Administration fees payable	290
Administrative services fees payable	4,246
Distribution fees payable	4,208
Trustee fees payable	1
Transfer agency fees payable	468
Fund accounting fees payable	648
Compliance services fees payable	41
Other accrued expenses	5,369
TOTAL LIABILITIES	83,119
NET ASSETS	$6,609,611

NET ASSETS CONSIST OF:
Capital	$7,680,983
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,002,218)
Net unrealized appreciation (depreciation) on investments	(69,154)
NET ASSETS	$6,609,611

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	279,119
Net Asset Value (offering and redemption price per share)	$23.68

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$2,470

EXPENSES:
Advisory fees	56,403
Management services fees	7,520
Administration fees	3,220
Transfer agency fees	4,785
Administrative services fees	18,528
Distribution fees	18,801
Custody fees	5,485
Fund accounting fees	6,484
Trustee fees	142
Compliance services fees	81
Other fees	10,077
Total Gross Expenses before reductions	131,526
Less Expenses reduced by the Advisor	(5,182)
TOTAL NET EXPENSES	126,344
NET INVESTMENT INCOME (LOSS)	(123,874)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	110,272
Net realized gains (losses) on swap agreements	(57,873)
Change in net unrealized appreciation/depreciation on investments	(38,905)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	13,494
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(110,380)

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Mid-Cap  ::  21

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(123,874)	$(151,703)
Net realized gains (losses) on investments	52,399	1,997,057
Change in net unrealized appreciation/depreciation on investments	(38,905)	(274,461)
Change in net assets resulting from operations	(110,380)	1,570,893
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,336,649)	(933,165)
Change in net assets resulting from distributions	(1,336,649)	(933,165)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,758,829	32,415,547
Dividends reinvested	1,336,649	933,165
Value of shares redeemed	(36,314,686)	(37,554,436)
Change in net assets resulting from capital transactions	(219,208)	(4,205,724)
Change in net assets	(1,666,237)	(3,567,996)
NET ASSETS:
Beginning of period	8,275,848	11,843,844
End of period	$6,609,611	$8,275,848
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	1,317,543	1,322,936
Reinvested	50,478	38,704
Redeemed	(1,386,980)	(1,551,960)
Change in shares	(18,959)	(190,320)

See accompanying notes to the financial statements.

22  ::  ProFund VP Mid-Cap  ::  Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$27.76		$24.25	$18.25	$29.71	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.43)		(0.38)	(0.35)	(0.01)	0.30
Net realized and unrealized gains (losses) on investments	(0.39	)(c)	5.91	6.35	(11.36)	(0.59)
Total income (loss) from investment activities	(0.82)		5.53	6.00	(11.37)	(0.29)

Distributions to Shareholders From:
Net investment income	—		—	—	(0.09)	—
Net realized gains on investments	(3.26)		(2.02)	—	—	—
Total distributions	(3.26)		(2.02)	—	(0.09)	—

Net Asset Value, End of Period	$23.68		$27.76	$24.25	$18.25	$29.71

Total Return	(4.18)%		24.05%	32.88%	(38.37)%	(0.97	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.75%		1.71%	1.75%	1.84%	2.02%
Net expenses(e)	1.68%		1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(e)	(1.65)%		(1.57)%	(1.61)%	(0.05)%	2.98%

Supplemental Data:
Net assets, end of period (000’s)	$6,610		$8,276	$11,844	$1,982	$194
Portfolio turnover rate(f)	—		—	—	—	—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap  ::  23

ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -5.65%. For the same period, the Index had a total return of -4.19%(1) and a volatility of 33.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap	-5.65%	-1.28%	3.64%
Russell 2000 Index	-4.19%	0.15%	5.64%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap	2.05%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	13%
Futures Contracts	20%
Swap Agreements	67%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HealthSpring, Inc.	NM
Netlogic Microsystems, Inc.	NM
HMS Holdings Corp.	NM
World Fuel Services Corp.	NM
SuccessFactors, Inc.	NM

NM Not meaningful, amount is less than 0.05%.

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	21%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	6%
Energy	6%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24  ::  ProFund VP Small-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (13.4%)

	Shares	Value
1st Source Corp. (Banks)	36	$912
3D Systems Corp.* (Computers)	36	518
99 Cents Only Stores* (Retail)	36	790
A123 Systems, Inc.* (Electrical Components & Equipment)	90	145
AAON, Inc. (Building Materials)	24	492
AAR Corp. (Aerospace/Defense)	36	690
Abaxis, Inc.* (Healthcare-Products)	24	664
ABIOMED, Inc.* (Healthcare-Products)	30	554
ABM Industries, Inc. (Commercial Services)	54	1,113
AboveNet, Inc.* (Internet)	24	1,560
Acacia Research Corp.* (Media)	42	1,533
Acadia Realty Trust (REIT)	12	242
Accelrys, Inc.* (Software)	96	645
Acco Brands Corp.* (Household Products/Wares)	48	463
Accretive Health, Inc.* (Commercial Services)	36	827
Accuray, Inc.* (Healthcare-Products)	60	254
Accuride Corp.* (Auto Parts & Equipment)	24	171
ACI Worldwide, Inc.* (Software)	42	1,203
Acorda Therapeutics, Inc.* (Biotechnology)	36	858
Actuant Corp.—Class A (Miscellaneous Manufacturing)	60	1,361
Acuity Brands, Inc. (Electrical Components & Equipment)	36	1,908
Acxiom Corp.* (Software)	60	733
ADTRAN, Inc. (Telecommunications)	48	1,448
Advance America Cash Advance Centers, Inc. (Commercial Services)	60	537
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	42	451
Advent Software, Inc.* (Software)	30	731
Advisory Board Co.* (Commercial Services)	12	891
Aegion Corp.* (Engineering & Construction)	36	552
Aeroflex Holding Corp.* (Semiconductors)	12	123
Aeropostale, Inc.* (Retail)	72	1,098
Aerovironment, Inc.* (Aerospace/Defense)	12	378
AFC Enterprises, Inc.* (Retail)	30	441
Affymetrix, Inc.* (Healthcare-Products)	60	245
Air Methods Corp.* (Healthcare-Services)	12	1,013
Air Transport Services Group, Inc.* (Transportation)	54	255
Aircastle, Ltd. (Trucking & Leasing)	60	763
Akorn, Inc.* (Pharmaceuticals)	54	600
Alaska Air Group, Inc.* (Airlines)	30	2,253
Alaska Communications Systems Group, Inc. (Telecommunications)	60	181
Albany International Corp.—Class A (Machinery-Diversified)	30	694
Align Technology, Inc.* (Healthcare-Products)	54	1,281
Alkermes PLC* (Pharmaceuticals)	84	1,458
Allegiant Travel Co.* (Airlines)	12	640
ALLETE, Inc. (Electric)	30	1,259
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	54	440
Alterra Capital Holdings, Ltd. (Insurance)	84	1,985
Altra Holdings, Inc.* (Machinery-Diversified)	30	565
AMAG Pharmaceuticals, Inc.* (Biotechnology)	24	454
AMCOL International Corp. (Mining)	24	644
Amedisys, Inc.* (Healthcare-Services)	30	327
AMERCO (Trucking & Leasing)	6	530
American Assets Trust, Inc. (REIT)	36	738
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	66	653
American Campus Communities, Inc. (REIT)	48	2,014
American Equity Investment Life Holding Co. (Insurance)	72	749
American Greetings Corp.—Class A (Household Products/Wares)	48	600
American Public Education, Inc.* (Commercial Services)	18	779
American Science & Engineering, Inc. (Electronics)	12	817
American States Water Co. (Water)	30	1,047
American Superconductor Corp.* (Electrical Components & Equipment)	42	155
American Vanguard Corp. (Chemicals)	24	320
Amerigon, Inc.* (Auto Parts & Equipment)	30	428
Amerisafe, Inc.* (Insurance)	30	698
Ameristar Casinos, Inc. (Lodging)	30	519
Amkor Technology, Inc.* (Semiconductors)	72	314
AMN Healthcare Services, Inc.* (Commercial Services)	42	186
AmSurg Corp.* (Healthcare-Services)	36	937
AmTrust Financial Services, Inc. (Insurance)	18	428
Amyris, Inc.* (Energy-Alternate Sources)	18	208
Analogic Corp. (Electronics)	18	1,032
Ancestry.com, Inc.* (Internet)	30	689
AngioDynamics, Inc.* (Healthcare-Products)	30	444
Anixter International, Inc.* (Telecommunications)	24	1,431
Ann, Inc.* (Retail)	42	1,041
Anworth Mortgage Asset Corp. (REIT)	192	1,206
Apco Oil & Gas International, Inc. (Oil & Gas)	12	981
Apogee Enterprises, Inc. (Building Materials)	36	441
Apollo Investment Corp. (Investment Companies)	186	1,198
Applied Industrial Technologies, Inc. (Machinery-Diversified)	36	1,266
Applied Micro Circuits Corp.* (Semiconductors)	78	524
Approach Resources, Inc.* (Oil & Gas)	24	706
Arbitron, Inc. (Commercial Services)	24	826
Ardea Biosciences, Inc.* (Pharmaceuticals)	18	303
Argo Group International Holdings, Ltd. (Insurance)	24	695
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	120	1,470
Arkansas Best Corp. (Transportation)	24	462
ARMOUR Residential REIT, Inc. (REIT)	42	296
ArQule, Inc.* (Biotechnology)	72	406
Arris Group, Inc.* (Telecommunications)	102	1,104
ArthroCare Corp.* (Healthcare-Products)	24	760
Artio Global Investors, Inc. (Diversified Financial Services)	24	117
Aruba Networks, Inc.* (Telecommunications)	72	1,333
Asbury Automotive Group, Inc.* (Retail)	24	517
Ascena Retail Group, Inc.* (Retail)	54	1,605
Ascent Media Corp.—Class A* (Entertainment)	18	913
Ashford Hospitality Trust (REIT)	36	288
Aspen Technology, Inc.* (Software)	72	1,249
Assisted Living Concepts, Inc.—Class A (Healthcare-Services)	24	357
Associated Estates Realty Corp. (REIT)	66	1,053
Astec Industries, Inc.* (Machinery-Construction & Mining)	30	966

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap  ::  25

Common Stocks, continued

	Shares	Value
Astoria Financial Corp. (Savings & Loans)	84	$713
athenahealth, Inc.* (Software)	36	1,768
Atlantic Power Corp. (Electric)	66	944
Atlantic Tele-Network, Inc. (Telecommunications)	12	469
Atlas Air Worldwide Holdings, Inc.* (Transportation)	24	922
ATMI, Inc.* (Semiconductors)	24	481
ATP Oil & Gas Corp.* (Oil & Gas)	48	353
Atrion Corp. (Healthcare-Products)	6	1,441
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	42	837
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	114	234
Aveo Phamaceuticals, Inc.* (Biotechnology)	30	516
Avid Technology, Inc.* (Software)	30	256
Avis Budget Group, Inc.* (Commercial Services)	96	1,029
Avista Corp. (Electric)	42	1,081
AZZ, Inc. (Miscellaneous Manufacturing)	12	545
B&G Foods, Inc.—Class A (Food)	42	1,011
Badger Meter, Inc. (Electronics)	18	530
Balchem Corp. (Chemicals)	36	1,459
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	24	385
BancorpSouth, Inc. (Banks)	66	727
Bank of the Ozarks, Inc. (Banks)	24	711
Barnes & Noble, Inc.* (Retail)	24	348
Barnes Group, Inc. (Miscellaneous Manufacturing)	54	1,302
Basic Energy Services, Inc.* (Oil & Gas Services)	24	473
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	42	850
Belden, Inc. (Electrical Components & Equipment)	30	998
Belo Corp.—Class A (Media)	78	491
Benchmark Electronics, Inc.* (Electronics)	66	889
Berkshire Hills Bancorp, Inc. (Savings & Loans)	30	666
Berry Petroleum Co.—Class A (Oil & Gas)	42	1,765
BGC Partners, Inc.—Class A (Diversified Financial Services)	84	499
Bill Barrett Corp.* (Oil & Gas)	42	1,431
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	30	488
BioMed Realty Trust, Inc. (REIT)	102	1,844
BJ’s Restaurants, Inc.* (Retail)	18	816
Black Box Corp. (Telecommunications)	30	841
Black Hills Corp. (Electric)	36	1,209
Blackbaud, Inc. (Software)	42	1,163
BlackRock Kelso Capital Corp. (Investment Companies)	78	636
Blount International, Inc.* (Miscellaneous Manufacturing)	48	697
Blue Coat Systems, Inc.* (Internet)	36	916
Blue Nile, Inc.* (Internet)	12	491
Bob Evans Farms, Inc. (Retail)	30	1,006
Boise, Inc. (Forest Products & Paper)	108	769
Boston Beer Co., Inc.—Class A* (Beverages)	6	651
Boston Private Financial Holdings, Inc. (Banks)	60	476
Bottomline Technologies, Inc.* (Software)	30	695
Boyd Gaming Corp.* (Lodging)	60	448
BPZ Resources, Inc.* (Oil & Gas)	90	256
Brady Corp.—Class A (Electronics)	42	1,326
Bravo Brio Restaurant Group, Inc.* (Retail)	18	309
Bridgepoint Education, Inc.* (Commercial Services)	18	414
Briggs & Stratton Corp. (Machinery-Diversified)	48	744
Brightpoint, Inc.* (Distribution/Wholesale)	66	710
Bristow Group, Inc. (Transportation)	36	1,706
BroadSoft, Inc.* (Internet)	24	725
Brookline Bancorp, Inc. (Savings & Loans)	60	506
Brooks Automation, Inc. (Semiconductors)	60	616
Brown Shoe Co., Inc. (Retail)	36	320
Brunswick Corp. (Leisure Time)	78	1,409
Buckeye Technologies, Inc. (Forest Products & Paper)	60	2,006
Buffalo Wild Wings, Inc.* (Retail)	18	1,215
Cabela’s, Inc.* (Retail)	36	915
Cabot Microelectronics Corp.* (Semiconductors)	18	851
CACI International, Inc.—Class A* (Computers)	24	1,342
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	36	142
Cal Dive International, Inc.* (Oil & Gas Services)	90	203
Cal-Maine Foods, Inc. (Food)	12	439
Calgon Carbon Corp.* (Environmental Control)	54	848
California Water Service Group (Water)	48	876
Calix, Inc.* (Telecommunications)	30	194
Callaway Golf Co. (Leisure Time)	60	332
Campus Crest Communities, Inc. (REIT)	36	362
Cantel Medical Corp. (Healthcare-Products)	12	335
Capella Education Co.* (Commercial Services)	18	649
Capital Lease Funding, Inc. (REIT)	90	364
Capstead Mortgage Corp. (REIT)	96	1,194
Capstone Turbine Corp.* (Electrical Components & Equipment)	270	313
Cardinal Financial Corp. (Banks)	48	516
Cardtronics, Inc.* (Commercial Services)	36	974
Carrizo Oil & Gas, Inc.* (Oil & Gas)	36	949
Carter’s, Inc.* (Apparel)	42	1,672
Cascade Corp. (Machinery-Diversified)	12	566
Casey’s General Stores, Inc. (Retail)	30	1,545
Cash America International, Inc. (Retail)	30	1,399
Cass Information Systems, Inc. (Banks)	12	437
Cathay Bancorp, Inc. (Banks)	72	1,075
Cavium, Inc.* (Semiconductors)	48	1,365
Cbeyond, Inc.* (Telecommunications)	30	240
CBL & Associates Properties, Inc. (REIT)	126	1,978
CEC Entertainment, Inc. (Retail)	24	827
Cell Therapeutics, Inc.* (Biotechnology)	144	167
Centene Corp.* (Healthcare-Services)	48	1,900
Central European Distribution Corp.* (Beverages)	60	263
Central Eurpoean Media Enterprises, Ltd.—Class A* (Media)	30	196
Central Garden & Pet Co.—Class A* (Household Products/Wares)	48	399
Central Vermont Public Service Corp. (Electric)	12	421
Century Aluminum Co.* (Mining)	54	460
Cenveo, Inc.* (Commercial Services)	66	224
Cepheid, Inc.* (Healthcare-Products)	60	2,065
Ceradyne, Inc.* (Miscellaneous Manufacturing)	24	643
CEVA, Inc.* (Semiconductors)	24	726
CH Energy Group, Inc. (Electric)	24	1,401
Charming Shoppes, Inc.* (Retail)	120	588
Chart Industries, Inc.* (Machinery-Diversified)	30	1,622
Checkpoint Systems, Inc.* (Electronics)	36	394
Chemed Corp. (Commercial Services)	24	1,229
Chemical Financial Corp. (Banks)	78	1,663
Chemtura Corp.* (Chemicals)	90	1,021
Cheniere Energy, Inc.* (Oil & Gas)	66	574
Chesapeake Lodging Trust (REIT)	36	557

See accompanying notes to the financial statements.

26  ::  ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Chesapeake Utilities Corp. (Gas)	12	$520
Chiquita Brands International, Inc.* (Food)	48	400
Churchill Downs, Inc. (Entertainment)	18	938
CIBER, Inc.* (Computers)	78	301
Cincinnati Bell, Inc.* (Telecommunications)	198	600
Cinemark Holdings, Inc. (Entertainment)	78	1,442
CIRCOR International, Inc. (Metal Fabricate/Hardware)	12	424
Cirrus Logic, Inc.* (Semiconductors)	60	951
City Holding Co. (Banks)	18	610
CLARCOR, Inc. (Miscellaneous Manufacturing)	42	2,100
Clayton Williams Energy, Inc.* (Oil & Gas)	6	455
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	54	673
Clean Harbors, Inc.* (Environmental Control)	36	2,294
Clearwater Paper Corp.* (Forest Products & Paper)	24	855
Cleco Corp. (Electric)	48	1,829
Cloud Peak Energy, Inc.* (Coal)	60	1,159
CNO Financial Group, Inc.* (Insurance)	210	1,325
Coca-Cola Bottling Co. (Beverages)	6	351
Coeur d’Alene Mines Corp.* (Mining)	84	2,028
Cogent Communications Group, Inc.* (Internet)	42	709
Cognex Corp. (Machinery-Diversified)	36	1,288
Cohen & Steers, Inc. (Diversified Financial Services)	12	347
Coherent, Inc.* (Electronics)	18	941
Cohu, Inc. (Semiconductors)	42	477
Coinstar, Inc.* (Retail)	30	1,369
Colfax Corp.* (Miscellaneous Manufacturing)	30	854
Collective Brands, Inc.* (Retail)	54	776
Colonial Properties Trust (REIT)	72	1,502
Colony Financial, Inc. (REIT)	48	754
Columbia Banking System, Inc. (Banks)	54	1,041
Columbia Sportswear Co. (Apparel)	12	559
Columbus McKinnon Corp. NY* (Machinery-Diversified)	30	381
Comfort Systems USA, Inc. (Building Materials)	48	515
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	36	325
Community Bank System, Inc. (Banks)	48	1,334
Community Trust Bancorp, Inc. (Banks)	60	1,765
CommVault Systems, Inc.* (Software)	36	1,538
Compass Diversified Holdings (Holding Companies-Diversified)	48	595
Complete Production Services, Inc.* (Oil & Gas Services)	72	2,416
Computer Programs & Systems, Inc. (Software)	12	613
comScore, Inc.* (Internet)	30	636
Comstock Resources, Inc.* (Oil & Gas)	42	643
Comtech Telecommunications Corp. (Telecommunications)	30	859
Conceptus, Inc.* (Healthcare-Products)	30	379
Concur Technologies, Inc.* (Software)	36	1,828
CONMED Corp.* (Healthcare-Products)	30	770
Consolidated Communications Holdings, Inc. (Telecommunications)	72	1,372
Consolidated Graphics, Inc.* (Commercial Services)	12	579
Constant Contact, Inc.* (Internet)	30	696
Contango Oil & Gas Co.* (Oil & Gas)	12	698
Convergys Corp.* (Commercial Services)	96	1,226
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	54	757
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	12	475
Coresite Realty Corp. (REIT)	24	428
Corinthian Colleges, Inc.* (Commercial Services)	84	182
CoStar Group, Inc.* (Commercial Services)	24	1,602
Cousins Properties, Inc. (REIT)	66	423
Cracker Barrel Old Country Store, Inc. (Retail)	18	907
Credit Acceptance Corp.* (Diversified Financial Services)	6	494
CreXus Investment Corp. (REIT)	78	810
Crocs, Inc.* (Apparel)	78	1,152
Crosstex Energy, Inc. (Pipelines)	42	531
CSG Systems International, Inc.* (Software)	36	530
CSR PLCADR* (Semiconductors)	7	80
CTS Corp. (Electronics)	60	552
CubeSmart (REIT)	84	894
Cubic Corp. (Aerospace/Defense)	12	523
Cubist Pharmaceuticals, Inc.* (Biotechnology)	54	2,139
Curtiss-Wright Corp. (Aerospace/Defense)	30	1,060
CVB Financial Corp. (Banks)	84	843
CVR Energy, Inc.* (Oil & Gas)	78	1,461
Cyberonics, Inc.* (Healthcare-Products)	30	1,005
Cymer, Inc.* (Electronics)	24	1,194
CYS Investments, Inc. (REIT)	102	1,340
Daktronics, Inc. (Electronics)	36	345
Dana Holding Corp.* (Auto Parts & Equipment)	132	1,604
Darling International, Inc.* (Environmental Control)	102	1,356
DCT Industrial Trust, Inc. (REIT)	252	1,290
DealerTrack Holdings, Inc.* (Internet)	36	981
Delphi Financial Group, Inc.—Class A (Insurance)	54	2,392
Deltic Timber Corp. (Forest Products & Paper)	12	725
Deluxe Corp. (Commercial Services)	42	956
Denny’s Corp.* (Retail)	126	474
DepoMed, Inc.* (Pharmaceuticals)	72	373
Dexcom, Inc.* (Healthcare-Products)	60	559
DFC Global Corp.* (Commercial Services)	42	759
Diamond Foods, Inc. (Food)	18	581
DiamondRock Hospitality Co. (REIT)	168	1,620
Dice Holdings, Inc.* (Internet)	48	398
Digi International, Inc.* (Software)	30	335
Digital Generation, Inc.* (Media)	24	286
Digital River, Inc.* (Internet)	42	631
DigitalGlobe, Inc.* (Telecommunications)	30	513
Dime Community Bancshares, Inc. (Savings & Loans)	54	680
DineEquity, Inc.* (Retail)	12	507
Diodes, Inc.* (Semiconductors)	30	639
Dole Food Co., Inc.* (Food)	36	311
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	24	1,686
Domino’s Pizza, Inc.* (Retail)	54	1,833
Dorman Products, Inc.* (Auto Parts & Equipment)	18	665
Drew Industries, Inc.* (Building Materials)	24	589
Dril-Quip, Inc.* (Oil & Gas Services)	30	1,975
DTS, Inc.* (Home Furnishings)	18	490
Duff & Phelps Corp.—Class A (Diversified Financial Services)	42	609
DuPont Fabros Technology, Inc. (REIT)	54	1,308
Dycom Industries, Inc.* (Engineering & Construction)	36	753
Dynavax Technologies Corp.* (Biotechnology)	138	458
Dynegy, Inc.—Class A* (Electric)	90	249

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap  ::  27

Common Stocks, continued

	Shares	Value
Dynex Capital, Inc. (REIT)	54	$493
E.W. Scripps Co.* (Media)	48	384
Eagle Materials, Inc. (Building Materials)	36	924
EarthLink, Inc. (Internet)	102	657
EastGroup Properties, Inc. (REIT)	18	783
Eastman Kodak Co.* (Miscellaneous Manufacturing)	240	156
Ebix, Inc. (Software)	24	530
Echelon Corp.* (Computers)	36	175
Education Realty Trust, Inc. (REIT)	72	737
El Paso Electric Co. (Electric)	42	1,455
Electro Rent Corp. (Commercial Services)	36	617
Electro Scientific Industries, Inc. (Electronics)	24	348
Electronics for Imaging, Inc.* (Computers)	42	599
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	18	667
EMCOR Group, Inc. (Engineering & Construction)	60	1,609
Emergent Biosolutions, Inc.* (Biotechnology)	24	404
Emeritus Corp.* (Healthcare-Services)	36	630
Empire District Electric Co. (Electric)	36	759
Employers Holdings, Inc. (Insurance)	36	651
Emulex Corp.* (Semiconductors)	78	535
Encore Capital Group, Inc.* (Diversified Financial Services)	18	383
Encore Wire Corp. (Electrical Components & Equipment)	18	466
Endeavour International Corp.* (Oil & Gas)	48	417
Endologix, Inc.* (Healthcare-Products)	48	551
Energy Partners, Ltd.* (Oil & Gas)	42	613
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	66	2,104
EnergySolutions, Inc.* (Environmental Control)	66	204
EnerNOC, Inc.* (Electric)	24	261
EnerSys* (Electrical Components & Equipment)	42	1,091
Ennis, Inc. (Household Products/Wares)	30	400
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	18	594
Enstar Group, Ltd.* (Insurance)	6	589
Entegris, Inc.* (Semiconductors)	114	995
Entertainment Properties Trust (REIT)	36	1,574
Entropic Communications, Inc.* (Semiconductors)	72	368
Enzon Pharmaceuticals, Inc.* (Biotechnology)	60	402
EPIQ Systems, Inc. (Software)	42	505
Equity Lifestyle Properties, Inc. (REIT)	24	1,601
Equity One, Inc. (REIT)	18	306
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	18	518
Esterline Technologies Corp.* (Aerospace/Defense)	24	1,343
Ethan Allen Interiors, Inc. (Home Furnishings)	24	569
Euronet Worldwide, Inc.* (Commercial Services)	48	887
Evercore Partners, Inc.—Class A (Diversified Financial Services)	18	479
Exact Sciences Corp.* (Biotechnology)	54	438
ExamWorks Group, Inc.* (Commercial Services)	24	228
Exelixis, Inc.* (Biotechnology)	120	568
Exide Technologies* (Auto Parts & Equipment)	90	237
Exlservice Holdings, Inc.* (Commercial Services)	12	268
Exponent, Inc.* (Engineering & Construction)	24	1,103
Express, Inc.* (Retail)	48	957
Exterran Holdings, Inc.* (Oil & Gas Services)	54	491
Extra Space Storage, Inc. (REIT)	66	1,599
EZCORP, Inc.—Class A* (Retail)	42	1,108
F.N.B. Corp. (Banks)	108	1,221
Fabrinet* (Miscellaneous Manufacturing)	18	246
Fair Isaac Corp. (Software)	36	1,290
FARO Technologies, Inc.* (Electronics)	18	828
FBL Financial Group, Inc.—Class A (Insurance)	18	612
Federal Signal Corp.* (Miscellaneous Manufacturing)	96	398
FEI Co.* (Electronics)	36	1,468
FelCor Lodging Trust, Inc.* (REIT)	156	476
Ferro Corp.* (Chemicals)	72	352
Fifth Street Finance Corp. (Investment Companies)	84	804
Financial Engines, Inc.* (Diversified Financial Services)	42	938
Finisar Corp.* (Telecommunications)	78	1,306
First American Financial Corp. (Insurance)	102	1,292
First Busey Corp. (Banks)	126	630
First Cash Financial Services, Inc.* (Retail)	30	1,053
First Commonwealth Financial Corp. (Banks)	114	600
First Financial Bancorp (Banks)	42	699
First Financial Bankshares, Inc. (Banks)	36	1,203
First Financial Corp. (Banks)	12	399
First Industrial Realty Trust, Inc.* (REIT)	60	614
First Midwest Bancorp, Inc. (Banks)	72	729
First Potomac Realty Trust (REIT)	36	470
FirstMerit Corp. (Banks)	84	1,271
Flagstone Reinsurance Holdings S.A. (Insurance)	60	497
Flotek Industries, Inc.* (Oil & Gas Services)	48	478
Flushing Financial Corp. (Savings & Loans)	42	530
Forestar Group, Inc.* (Real Estate)	36	545
FormFactor, Inc.* (Semiconductors)	102	516
Forrester Research, Inc.* (Commercial Services)	18	611
Forward Air Corp. (Transportation)	30	961
Franklin Electric Co., Inc. (Hand/Machine Tools)	18	784
Franklin Street Properties Corp. (REIT)	72	716
Fred’s, Inc. (Retail)	60	875
Fresh Del Monte Produce, Inc. (Food)	30	750
Frontline, Ltd. (Transportation)	42	180
FTI Consulting, Inc.* (Commercial Services)	36	1,527
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	18	297
Fuller (H.B.) Co. (Chemicals)	48	1,109
FX Energy, Inc.* (Oil & Gas)	66	317
G & K Services, Inc. (Textiles)	24	699
G-III Apparel Group, Ltd.* (Apparel)	18	448
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	6	261
Gaylord Entertainment Co.* (Lodging)	36	869
GenCorp, Inc.* (Aerospace/Defense)	66	351
Generac Holdings, Inc.* (Electrical Components & Equipment)	30	841
General Communication, Inc.—Class A* (Telecommunications)	48	470
Genesco, Inc.* (Retail)	18	1,111
Genesee & Wyoming, Inc.—Class A* (Transportation)	42	2,544
Genomic Health, Inc.* (Healthcare-Products)	18	457
Gentiva Health Services, Inc.* (Healthcare-Services)	30	203
GeoEye, Inc.* (Telecommunications)	24	533
GeoResources, Inc.* (Oil & Gas)	30	879
Georgia Gulf Corp.* (Chemicals)	30	585
Geron Corp.* (Biotechnology)	156	231
Getty Realty Corp. (REIT)	30	419
GFI Group, Inc. (Diversified Financial Services)	96	396
Gibraltar Industries, Inc.* (Building Materials)	36	503

See accompanying notes to the financial statements.

28  ::  ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Glacier Bancorp, Inc. (Banks)	96	$1,155
Glatfelter (Forest Products & Paper)	48	678
Glimcher Realty Trust (REIT)	90	828
Global Geophysical Services, Inc.* (Oil & Gas Services)	18	121
Global Power Equipment Group, Inc.* (Machinery-Diversified)	6	143
Globe Specialty Metals, Inc. (Mining)	66	884
Globecomm Systems, Inc.* (Telecommunications)	24	328
GNC Acquisition Holdings, Inc.—Class A* (Retail)	18	521
Golar LNG, Ltd. (Transportation)	30	1,333
Gold Resource Corp. (Mining)	24	510
Golden Star Resources, Ltd.* (Mining)	276	455
Goodrich Petroleum Corp.* (Oil & Gas)	30	412
Government Properties Income Trust (REIT)	36	812
Grand Canyon Education, Inc.* (Commercial Services)	30	479
Granite Construction, Inc. (Engineering & Construction)	36	854
Graphic Packaging Holding Co.* (Packaging & Containers)	156	665
Great Lakes Dredge & Dock Co. (Commercial Services)	72	400
Greatbatch, Inc.* (Healthcare-Products)	24	530
Greenlight Capital Re, Ltd.—Class A* (Insurance)	36	852
Griffon Corp. (Miscellaneous Manufacturing)	60	548
Group 1 Automotive, Inc. (Retail)	24	1,243
GT Advanced Technologies, Inc.* (Semiconductors)	108	782
Gulf Island Fabrication, Inc. (Oil & Gas Services)	18	526
GulfMark Offshore, Inc.—Class A* (Transportation)	24	1,008
Gulfport Energy Corp.* (Oil & Gas)	36	1,060
H&E Equipment Services, Inc.* (Commercial Services)	36	483
Haemonetics Corp.* (Healthcare-Products)	18	1,102
Halozyme Therapeutics, Inc.* (Biotechnology)	102	970
Hancock Holding Co. (Banks)	66	2,110
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	30	561
Harleysville Group, Inc. (Insurance)	24	1,358
Harmonic, Inc.* (Telecommunications)	120	605
Harte-Hanks, Inc. (Advertising)	48	436
Harvest Natural Resources, Inc.* (Oil & Gas)	36	266
Hatteras Financial Corp. (REIT)	78	2,057
Haynes International, Inc. (Metal Fabricate/Hardware)	12	655
Healthcare Realty Trust, Inc. (REIT)	60	1,115
Healthcare Services Group, Inc. (Commercial Services)	78	1,380
HEALTHSOUTH Corp.* (Healthcare-Services)	84	1,484
HealthSpring, Inc.* (Healthcare-Services)	60	3,272
Healthways, Inc.* (Healthcare-Services)	36	247
Heartland Express, Inc. (Transportation)	48	686
Heartland Payment Systems, Inc. (Commercial Services)	36	877
HeartWare International, Inc.* (Healthcare-Products)	12	828
Heckmann Corp.* (Environmental Control)	96	638
Hecla Mining Co. (Mining)	282	1,475
HEICO Corp. (Aerospace/Defense)	36	2,105
Heidrick & Struggles International, Inc. (Commercial Services)	18	388
Helen of Troy, Ltd.* (Household Products/Wares)	30	921
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	102	1,612
Hercules Offshore, Inc.* (Oil & Gas)	96	426
Hercules Technology Growth Capital, Inc. (Private Equity)	66	623
Herman Miller, Inc. (Office Furnishings)	48	886
Hersha Hospitality Trust (REIT)	150	732
Hexcel Corp.* (Miscellaneous Manufacturing)	90	2,179
HFF, Inc.—Class A* (Real Estate)	30	310
Hibbett Sports, Inc.* (Retail)	24	1,084
Higher One Holdings, Inc.* (Diversified Financial Services)	30	553
Highwoods Properties, Inc. (REIT)	36	1,068
Hillenbrand, Inc. (Commercial Services)	54	1,205
Hilltop Holdings, Inc.* (Insurance)	60	507
Hittite Microwave Corp.* (Semiconductors)	30	1,481
HMS Holdings Corp.* (Commercial Services)	90	2,878
HNI Corp. (Office Furnishings)	42	1,096
Home Bancshares, Inc. (Banks)	24	622
Home Properties, Inc. (REIT)	24	1,382
Horace Mann Educators Corp. (Insurance)	42	576
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	24	744
Horsehead Holding Corp.* (Mining)	36	324
Hot Topic, Inc. (Retail)	42	278
HSN, Inc. (Retail)	36	1,305
Hub Group, Inc.—Class A* (Transportation)	36	1,167
Hudson Pacific Properties, Inc. (REIT)	30	425
Huron Consulting Group, Inc.* (Commercial Services)	24	930
Hyperdynamics Corp.* (Oil & Gas)	156	382
IBERIABANK Corp. (Banks)	24	1,183
ICF International, Inc.* (Commercial Services)	24	595
ICG Group, Inc.* (Internet)	36	278
Iconix Brand Group, Inc.* (Apparel)	66	1,075
ICU Medical, Inc.* (Healthcare-Products)	24	1,080
IDACORP, Inc. (Electric)	36	1,527
IDT Corp. (Telecommunications)	12	113
iGATE Corp.* (Computers)	30	472
II-VI, Inc.* (Electronics)	48	881
ImmunoGen, Inc.* (Biotechnology)	72	834
Impax Laboratories, Inc.* (Pharmaceuticals)	54	1,089
Incyte, Corp.* (Biotechnology)	78	1,171
Independent Bank Corp./MA (Banks)	30	819
Infinera Corp.* (Telecommunications)	126	791
Infinity Property & Casualty Corp. (Insurance)	12	681
InfoSpace, Inc.* (Internet)	60	659
Inland Real Estate Corp. (REIT)	78	594
Innophos Holdings, Inc. (Chemicals)	18	874
Innospec, Inc.* (Chemicals)	18	505
Inphi Corp.* (Semiconductors)	18	215
Insight Enterprises, Inc.* (Computers)	48	734
Insperity, Inc. (Commercial Services)	24	608
Insulet Corp.* (Healthcare-Products)	42	791
Integra LifeSciences Holdings* (Healthcare-Products)	18	555
Integrated Device Technology, Inc.* (Semiconductors)	126	688
Inter Parfums, Inc. (Cosmetics/Personal Care)	18	280
Interactive Intelligence Group, Inc.* (Software)	18	413
InterDigital, Inc. (Telecommunications)	42	1,830
Interface, Inc.—Class A (Office Furnishings)	42	485
Interline Brands, Inc.* (Building Materials)	36	561
Intermec, Inc.* (Machinery-Diversified)	48	329

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap  ::  29

Common Stocks, continued

	Shares	Value
InterMune, Inc.* (Biotechnology)	42	$529
Internap Network Services Corp.* (Internet)	48	285
International Bancshares Corp. (Banks)	42	770
International Speedway Corp.—Class A (Entertainment)	24	608
Interval Leisure Group, Inc.* (Leisure Time)	42	572
INTL FCStone, Inc.* (Diversified Financial Services)	18	424
Intralinks Holdings, Inc.* (Internet)	30	187
Invacare Corp. (Healthcare-Products)	18	275
Invesco Mortgage Capital, Inc. (REIT)	66	927
Investment Technology Group, Inc.* (Diversified Financial Services)	42	454
Investors Bancorp, Inc.* (Savings & Loans)	66	890
Investors Real Estate Trust (REIT)	84	613
ION Geophysical Corp.* (Oil & Gas Services)	114	699
IPC The Hospitalist Co.* (Healthcare-Services)	18	823
Iridium Communications, Inc.* (Telecommunications)	48	370
iRobot Corp.* (Machinery-Diversified)	24	716
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	60	718
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	126	908
iStar Financial, Inc.* (REIT)	120	635
Ixia* (Telecommunications)	36	378
IXYS Corp.* (Semiconductors)	30	325
J & J Snack Foods Corp. (Food)	18	959
j2 Global, Inc. (Computers)	48	1,351
Jack Henry & Associates, Inc. (Computers)	72	2,420
Jack in the Box, Inc.* (Retail)	48	1,003
Jaguar Mining, Inc.* (Mining)	90	574
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	30	423
James River Coal Co.* (Coal)	42	291
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	24	927
JDA Software Group, Inc.* (Software)	36	1,166
JetBlue Airways Corp.* (Airlines)	228	1,186
John Bean Technologies Corp. (Miscellaneous Manufacturing)	42	646
Jos. A. Bank Clothiers, Inc.* (Retail)	24	1,170
K12, Inc.* (Commercial Services)	30	538
Kadant, Inc.* (Machinery-Diversified)	18	407
Kaiser Aluminum Corp. (Mining)	18	826
Kaman Corp. (Aerospace/Defense)	24	656
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	48	756
Kaydon Corp. (Metal Fabricate/Hardware)	30	915
KB Home (Home Builders)	90	605
KBW, Inc. (Diversified Financial Services)	36	546
Kelly Services, Inc.—Class A (Commercial Services)	24	328
KEMET Corp.* (Electronics)	36	254
Kenexa Corp.* (Commercial Services)	24	641
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	84	213
Key Energy Services, Inc.* (Oil & Gas Services)	114	1,764
Kforce, Inc.* (Commercial Services)	36	444
Kilroy Realty Corp. (REIT)	60	2,284
Kindred Healthcare, Inc.* (Healthcare-Services)	48	565
KIT Digital, Inc.* (Internet)	42	355
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	102	1,206
Knight Transportation, Inc. (Transportation)	54	845
Knightsbridge Tankers, Ltd. (Transportation)	18	246
Knoll, Inc. (Office Furnishings)	42	624
Knology, Inc.* (Media)	30	426
Kodiak Oil & Gas Corp.* (Oil & Gas)	168	1,596
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	18	618
Korn/Ferry International* (Commercial Services)	42	717
Kraton Performance Polymers, Inc.* (Chemicals)	30	609
Krispy Kreme Doughnuts, Inc.* (Retail)	54	353
Kulicke & Soffa Industries, Inc.* (Semiconductors)	66	611
La-Z-Boy, Inc.* (Home Furnishings)	54	643
Laclede Group, Inc. (Gas)	42	1,700
Lakeland Financial Corp. (Banks)	48	1,242
Lancaster Colony Corp. (Food)	18	1,248
Landauer, Inc. (Commercial Services)	12	618
LaSalle Hotel Properties (REIT)	84	2,034
Lattice Semiconductor Corp.* (Semiconductors)	114	677
Layne Christensen Co.* (Engineering & Construction)	18	436
Leap Wireless International, Inc.* (Telecommunications)	54	502
Lexington Realty Trust (REIT)	114	854
LHC Group, Inc.* (Healthcare-Services)	18	231
Life Time Fitness, Inc.* (Leisure Time)	36	1,683
Limelight Networks, Inc.* (Internet)	78	231
Lincoln Educational Services Corp. (Commercial Services)	24	190
Lindsay Manufacturing Co. (Machinery-Diversified)	12	659
Liquidity Services, Inc.* (Internet)	18	664
Lithia Motors, Inc.—Class A (Retail)	30	656
Littelfuse, Inc. (Electrical Components & Equipment)	18	774
Live Nation, Inc.* (Commercial Services)	120	997
LivePerson, Inc.* (Computers)	54	678
Liz Claiborne, Inc.* (Retail)	72	621
LogMeIn, Inc.* (Telecommunications)	18	694
Loral Space & Communications, Inc.* (Telecommunications)	12	779
Louisiana-Pacific Corp.* (Building Materials)	126	1,017
LSB Industries, Inc.* (Miscellaneous Manufacturing)	18	505
LTC Properties, Inc. (REIT)	24	741
LTX-Credence Corp.* (Semiconductors)	54	289
Lufkin Industries, Inc. (Oil & Gas Services)	24	1,615
Lumber Liquidators Holdings, Inc.* (Retail)	24	424
Luminex Corp.* (Healthcare-Products)	36	764
M.D.C. Holdings, Inc. (Home Builders)	36	635
Magellan Health Services, Inc.* (Healthcare-Services)	30	1,484
Magma Design Automation, Inc.* (Computers)	60	431
Magnum Hunter Resources Corp.* (Oil & Gas)	120	647
Maiden Holdings, Ltd. (Insurance)	54	473
Maidenform Brands, Inc.* (Apparel)	24	439
Main Street Capital Corp. (Investment Companies)	36	765
MAKO Surgical Corp.* (Healthcare-Products)	30	756
Manhattan Associates, Inc.* (Computers)	18	729
MannKind Corp.* (Pharmaceuticals)	84	210
ManTech International Corp.—Class A (Software)	24	750
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	30	395
MarketAxess Holdings, Inc. (Diversified Financial Services)	30	903
Marten Transport, Ltd. (Transportation)	18	324
Masimo Corp.* (Healthcare-Products)	42	785
MasTec, Inc.* (Engineering & Construction)	54	938

See accompanying notes to the financial statements.

30  ::  ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Materion Corp.* (Mining)	18	$437
Matrix Service Co.* (Oil & Gas Services)	30	283
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	36	1,131
MAXIMUS, Inc. (Commercial Services)	36	1,489
Maxwell Technologies, Inc.* (Computers)	36	585
MB Financial, Inc. (Banks)	42	718
MCG Capital Corp. (Investment Companies)	144	575
McGrath Rentcorp (Commercial Services)	36	1,044
McMoRan Exploration Co.* (Oil & Gas)	96	1,397
MDC Partners, Inc.—Class A (Advertising)	24	324
Meadowbrook Insurance Group, Inc. (Insurance)	162	1,730
Measurement Specialties, Inc.* (Electronics)	18	503
MedAssets, Inc.* (Software)	48	444
Medical Properties Trust, Inc. (REIT)	120	1,184
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	48	1,596
Medidata Solutions, Inc.* (Software)	18	392
Medifast, Inc.* (Commercial Services)	12	165
Medivation, Inc.* (Pharmaceuticals)	30	1,383
MedQuist Holdings, Inc.* (Software)	30	289
Mentor Graphics Corp.* (Computers)	78	1,058
Mercury Computer Systems, Inc.* (Computers)	36	478
Meredith Corp. (Media)	30	979
Meridian Bioscience, Inc. (Healthcare-Products)	42	791
Merit Medical Systems, Inc.* (Healthcare-Products)	30	401
Meritage Homes Corp.* (Home Builders)	36	835
Meritor, Inc.* (Auto Parts & Equipment)	90	479
Methode Electronics, Inc. (Electronics)	60	497
MFA Financial, Inc. (REIT)	324	2,177
MGE Energy, Inc. (Electric)	48	2,245
MGIC Investment Corp.* (Insurance)	168	627
Micrel, Inc. (Semiconductors)	42	425
Micromet, Inc.* (Biotechnology)	102	733
Microsemi Corp.* (Semiconductors)	78	1,306
MicroStrategy, Inc.—Class A* (Software)	6	650
Mid-America Apartment Communities, Inc. (REIT)	30	1,876
Mine Safety Appliances Co. (Environmental Control)	24	795
Minerals Technologies, Inc. (Chemicals)	18	1,018
MIPS Technologies, Inc.* (Semiconductors)	48	214
MKS Instruments, Inc. (Semiconductors)	48	1,335
Mobile Mini, Inc.* (Storage/Warehousing)	36	628
Modine Manufacturing Co.* (Auto Parts & Equipment)	54	511
Molina Healthcare, Inc.* (Healthcare-Services)	36	804
Momenta Pharmaceuticals, Inc.* (Biotechnology)	54	939
Monolithic Power Systems, Inc.* (Semiconductors)	30	452
Monotype Imaging Holdings, Inc.* (Software)	36	561
Monro Muffler Brake, Inc. (Commercial Services)	30	1,164
Montpelier Re Holdings, Ltd. (Insurance)	60	1,065
Moog, Inc.—Class A* (Aerospace/Defense)	42	1,845
Motricity, Inc.* (Telecommunications)	36	32
Move, Inc.* (Internet)	31	193
MTS Systems Corp. (Computers)	18	734
Mueller Industries, Inc. (Metal Fabricate/Hardware)	36	1,383
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	192	468
MVC Capital, Inc. (Investment Companies)	36	417
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	12	797
Myers Industries, Inc. (Miscellaneous Manufacturing)	42	518
MYR Group, Inc.* (Engineering & Construction)	24	459
NACCO Industries, Inc.—Class A (Machinery-Diversified)	6	535
Nanometrics, Inc.* (Semiconductors)	24	442
Nash Finch Co. (Food)	12	351
National CineMedia, Inc. (Entertainment)	48	595
National Financial Partners* (Diversified Financial Services)	42	568
National Health Investors, Inc. (REIT)	30	1,319
National Healthcare Corp. (Healthcare-Services)	18	754
National Penn Bancshares, Inc. (Banks)	114	962
National Presto Industries, Inc. (Aerospace/Defense)	6	562
National Retail Properties, Inc. (REIT)	60	1,583
National Western Life Insurance Co.—Class A (Insurance)	6	817
Natus Medical, Inc.* (Healthcare-Products)	30	283
Navigant Consulting Co.* (Commercial Services)	48	548
NBT Bancorp, Inc. (Banks)	102	2,257
Neenah Paper, Inc. (Forest Products & Paper)	18	402
Nektar Therapeutics* (Pharmaceuticals)	108	604
Nelnet, Inc.—Class A (Diversified Financial Services)	30	734
Neogen Corp.* (Pharmaceuticals)	30	919
Neoprobe Corp.* (Healthcare-Products)	78	204
NETGEAR, Inc.* (Telecommunications)	30	1,007
Netlogic Microsystems, Inc.* (Semiconductors)	60	2,974
NetScout Systems, Inc.* (Computers)	42	739
NetSuite, Inc.* (Software)	24	973
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	48	408
Neutral Tandem, Inc.* (Telecommunications)	36	385
New Jersey Resources Corp. (Gas)	42	2,066
Newcastle Investment Corp. (REIT)	78	363
NewMarket Corp. (Chemicals)	6	1,189
Newpark Resources, Inc.* (Oil & Gas Services)	78	741
Newport Corp.* (Electronics)	42	572
NIC, Inc. (Internet)	66	878
Noranda Aluminum Holding Corp. (Mining)	30	248
Nordic American Tankers, Ltd. (Transportation)	42	504
Northern Oil and Gas, Inc.* (Oil & Gas)	54	1,295
NorthStar Realty Finance Corp. (REIT)	138	658
Northwest Bancshares, Inc. (Savings & Loans)	150	1,866
Northwest Natural Gas Co. (Gas)	24	1,150
NorthWestern Corp. (Electric)	36	1,288
NPS Pharmaceuticals, Inc.* (Biotechnology)	84	554
NTELOS Holdings Corp. (Telecommunications)	24	489
Nu Skin Enterprises, Inc. (Retail)	42	2,040
Nutrisystem, Inc. (Internet)	30	388
NuVasive, Inc.* (Healthcare-Products)	36	453
NxStage Medical, Inc.* (Healthcare-Products)	42	747
Oasis Petroleum, Inc.* (Oil & Gas)	48	1,396
Oclaro, Inc.* (Telecommunications)	42	118
Ocwen Financial Corp.* (Diversified Financial Services)	66	956
OCZ Technology Group, Inc.* (Computers)	48	317
Office Depot, Inc.* (Retail)	228	490
OfficeMax, Inc.* (Retail)	72	327
Old Dominion Freight Line, Inc.* (Transportation)	42	1,702
Old National Bancorp (Banks)	72	839
Olin Corp. (Chemicals)	66	1,297
OM Group, Inc.* (Chemicals)	30	672

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Common Stocks, continued

	Shares	Value
OMEGA Healthcare Investors, Inc. (REIT)	84	$1,625
Omnicell, Inc.* (Software)	30	496
OmniVision Technologies, Inc.* (Semiconductors)	48	587
Omnova Solutions, Inc.* (Chemicals)	42	194
On Assignment, Inc.* (Commercial Services)	36	402
Oncothyreon, Inc.* (Biotechnology)	36	273
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	54	2,373
OpenTable, Inc.* (Internet)	18	704
Opko Health, Inc.* (Pharmaceuticals)	216	1,058
Oplink Communications, Inc.* (Telecommunications)	24	395
OPNET Technologies, Inc. (Software)	12	440
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	42	514
OraSure Technologies, Inc.* (Healthcare-Products)	54	492
Orbital Sciences Corp.* (Aerospace/Defense)	72	1,046
Orient-Express Hotels, Ltd.—Class A* (Lodging)	102	762
Oriental Financial Group, Inc. (Banks)	72	872
Oritani Financial Corp. (Savings & Loans)	90	1,149
Ormat Technologies, Inc. (Electric)	18	325
Orthofix International N.V.* (Healthcare-Products)	18	634
OSI Systems, Inc.* (Electronics)	18	878
Otter Tail Corp. (Electric)	48	1,057
Overseas Shipholding Group, Inc. (Transportation)	24	262
Owens & Minor, Inc. (Distribution/Wholesale)	66	1,834
Oxford Industries, Inc. (Apparel)	12	541
OYO Geospace Corp.* (Oil & Gas Services)	6	464
P.F. Chang’s China Bistro, Inc. (Retail)	18	556
Pacific Biosciences of California, Inc.* (Biotechnology)	36	101
PacWest Bancorp (Banks)	24	455
Papa John’s International, Inc.* (Retail)	18	678
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	24	786
Parametric Technology Corp.* (Software)	102	1,863
Paramount Gold and Silver Corp.* (Mining)	114	244
PAREXEL International Corp.* (Commercial Services)	54	1,120
Park Electrochemical Corp. (Electronics)	36	922
Park National Corp. (Banks)	18	1,171
Parker Drilling Co.* (Oil & Gas)	108	774
Parkway Properties, Inc. (REIT)	24	237
Patriot Coal Corp.* (Coal)	90	762
PDL BioPharma, Inc. (Biotechnology)	150	930
Pebblebrook Hotel Trust (REIT)	54	1,036
Peet’s Coffee & Tea, Inc.* (Beverages)	12	752
Pegasystems, Inc. (Software)	18	529
Pendrell Corp.* (Commercial Services)	156	399
Penn Virginia Corp. (Oil & Gas)	48	254
PennantPark Investment Corp. (Investment Companies)	66	666
Pennsylvania REIT (REIT)	54	564
PennyMac Mortgage Investment Trust (REIT)	48	798
Penske Automotive Group, Inc. (Retail)	36	693
Perry Ellis International, Inc.* (Apparel)	18	256
Petroleum Development* (Oil & Gas)	24	843
PetroQuest Energy, Inc.* (Oil & Gas)	60	396
Pharmacyclics, Inc.* (Pharmaceuticals)	42	622
PharMerica Corp.* (Pharmaceuticals)	30	455
PHH Corp.* (Commercial Services)	54	578
Photronics, Inc.* (Semiconductors)	48	292
PICO Holdings, Inc.* (Water)	24	494
Piedmont Natural Gas Co., Inc. (Gas)	60	2,039
Pier 1 Imports, Inc.* (Retail)	96	1,337
Pinnacle Entertainment, Inc.* (Entertainment)	54	549
Pinnacle Financial Partners, Inc.* (Banks)	30	485
Pioneer Drilling Co.* (Oil & Gas)	48	465
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	24	485
Plantronics, Inc. (Telecommunications)	48	1,711
Platinum Underwriters Holdings, Ltd. (Insurance)	30	1,023
Plexus Corp.* (Electronics)	30	821
PMFG, Inc.* (Miscellaneous Manufacturing)	24	468
PNM Resources, Inc. (Electric)	78	1,422
PolyOne Corp. (Chemicals)	78	901
Pool Corp. (Distribution/Wholesale)	48	1,445
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	18	1,215
Portland General Electric Co. (Electric)	48	1,214
Post Properties, Inc. (REIT)	42	1,836
Potlatch Corp. (REIT)	36	1,120
Powell Industries, Inc.* (Electrical Components & Equipment)	12	375
Power Integrations, Inc. (Semiconductors)	24	796
Power-One, Inc.* (Electrical Components & Equipment)	66	258
Powerwave Technologies, Inc.* (Telecommunications)	36	75
Premiere Global Services, Inc.* (Telecommunications)	72	610
Prestige Brands Holdings, Inc.* (Household Products/Wares)	48	541
PriceSmart, Inc. (Retail)	18	1,253
Primerica, Inc. (Insurance)	36	837
Primoris Services Corp. (Holding Companies-Diversified)	30	448
PrivateBancorp, Inc. (Banks)	48	527
ProAssurance Corp. (Insurance)	30	2,395
Progress Software Corp.* (Software)	60	1,161
PROS Holdings, Inc.* (Software)	24	357
Prospect Capital Corp. (Investment Companies)	90	836
Prosperity Bancshares, Inc. (Banks)	36	1,453
Provident Financial Services, Inc. (Savings & Loans)	78	1,044
Provident New York Bancorp (Savings & Loans)	84	558
PS Business Parks, Inc. (REIT)	12	665
PSS World Medical, Inc.* (Healthcare-Products)	42	1,016
QLIK Technologies, Inc.* (Software)	60	1,452
Quad Graphics, Inc. (Commercial Services)	18	258
Quaker Chemical Corp. (Chemicals)	18	700
Quality Systems, Inc. (Software)	36	1,332
Quanex Building Products Corp. (Building Materials)	42	631
Quantum Corp.* (Computers)	210	504
Quest Software, Inc.* (Software)	54	1,004
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	48	1,996
Quidel Corp.* (Healthcare-Products)	30	454
Quiksilver, Inc.* (Apparel)	132	477
QuinStreet, Inc.* (Internet)	24	225
Radian Group, Inc. (Insurance)	126	295
Rambus, Inc.* (Semiconductors)	84	634
Ramco-Gershenson Properties Trust (REIT)	12	118
Raven Industries, Inc. (Miscellaneous Manufacturing)	18	1,114
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	24	1,001
RealD, Inc.* (Computers)	30	238

See accompanying notes to the financial statements.

32  ::  ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
RealPage, Inc.* (Software)	30	$758
Red Robin Gourmet Burgers, Inc.* (Retail)	12	332
Redwood Trust, Inc. (REIT)	78	794
Regis Corp. (Retail)	54	894
Renasant Corp. (Banks)	42	630
Rent-A-Center, Inc. (Commercial Services)	54	1,998
Resolute Energy Corp.* (Oil & Gas)	48	518
Resource Capital Corp. (REIT)	198	1,111
Resources Connection, Inc. (Commercial Services)	48	508
Retail Opportunity Investments Corp. (REIT)	42	497
Rex Energy Corp.* (Oil & Gas)	36	531
RF Micro Devices, Inc.* (Telecommunications)	234	1,264
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	72	568
RightNow Technologies, Inc.* (Software)	24	1,026
Rite Aid Corp.* (Retail)	492	620
RLI Corp. (Insurance)	24	1,749
RLJ Lodging Trust (REIT)	24	404
Robbins & Myers, Inc. (Machinery-Diversified)	36	1,748
Rofin-Sinar Technologies, Inc.* (Electronics)	24	548
Rogers Corp.* (Electronics)	12	442
Rollins, Inc. (Commercial Services)	78	1,733
Rosetta Resources, Inc.* (Oil & Gas)	48	2,088
RSC Holdings, Inc.* (Commercial Services)	72	1,332
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	24	557
Ruby Tuesday, Inc.* (Retail)	60	414
Ruddick Corp. (Food)	42	1,791
Rudolph Technologies, Inc.* (Semiconductors)	30	278
Rue21, Inc.* (Retail)	12	259
Rush Enterprises, Inc.* (Retail)	42	879
S&T Bancorp, Inc. (Banks)	48	938
S1 Corp.* (Internet)	78	746
Sabra Health Care REIT, Inc. (REIT)	42	508
Safeguard Scientifics, Inc.* (Internet)	30	474
Safety Insurance Group, Inc. (Insurance)	18	729
Saks, Inc.* (Retail)	102	994
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	48	2,297
Sanderson Farms, Inc. (Food)	18	902
Sandy Spring Bancorp, Inc. (Banks)	24	421
Sangamo BioSciences, Inc.* (Biotechnology)	60	170
Sanmina-SCI Corp.* (Electronics)	66	614
Sapient Corp. (Internet)	90	1,134
Sauer-Danfoss, Inc.* (Machinery-Diversified)	12	435
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	66	147
ScanSource, Inc.* (Distribution/Wholesale)	24	864
SCBT Financial Corp. (Banks)	18	522
Scholastic Corp. (Media)	36	1,079
Schulman (A.), Inc. (Chemicals)	30	635
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	18	1,196
Scientific Games Corp.—Class A* (Entertainment)	60	582
Seattle Genetics, Inc.* (Biotechnology)	90	1,504
Select Comfort Corp.* (Home Furnishings)	48	1,041
Select Medical Holdings Corp.* (Healthcare-Services)	48	407
Selective Insurance Group, Inc. (Insurance)	60	1,064
SemGroup Corp.—Class A* (Pipelines)	36	938
Semtech Corp.* (Semiconductors)	54	1,340
Sensient Technologies Corp. (Chemicals)	48	1,819
Sequenom, Inc.* (Biotechnology)	96	427
Shenandoah Telecommunications Co. (Telecommunications)	36	377
Ship Finance International, Ltd. (Transportation)	42	392
ShoreTel, Inc.* (Telecommunications)	42	268
Shuffle Master, Inc.* (Entertainment)	66	774
Shutterfly, Inc.* (Internet)	24	546
SIGA Technologies, Inc.* (Pharmaceuticals)	30	76
Signature Bank* (Banks)	30	1,800
Silicon Graphics International Corp.* (Computers)	30	344
Silicon Image, Inc.* (Semiconductors)	72	338
Simmons First National Corp.—Class A (Banks)	36	979
Simpson Manufacturing Co., Inc. (Building Materials)	42	1,414
Sinclair Broadcast Group, Inc.—Class A (Media)	42	476
Six Flags Entertainment Corp. (Entertainment)	18	742
SJW Corp. (Water)	24	567
Skechers U.S.A., Inc.—Class A* (Apparel)	36	436
SkyWest, Inc. (Airlines)	54	680
Smart Balance, Inc.* (Food)	60	322
Smith Corp. (Miscellaneous Manufacturing)	36	1,444
Snyders-Lance, Inc. (Food)	42	945
Solar Capital, Ltd. (Investment Companies)	42	928
Solarwinds, Inc.* (Software)	48	1,342
Sonic Automotive, Inc. (Retail)	36	533
Sonic Corp.* (Retail)	54	363
SonoSite, Inc.* (Healthcare-Products)	18	969
Sonus Networks, Inc.* (Telecommunications)	192	461
Sotheby’s—Class A (Commercial Services)	54	1,541
Sourcefire, Inc.* (Internet)	24	777
South Jersey Industries, Inc. (Gas)	30	1,704
Southside Bancshares, Inc. (Banks)	24	520
Southwest Gas Corp. (Gas)	36	1,530
Sovran Self Storage, Inc. (REIT)	24	1,024
Spansion, Inc.—Class A* (Computers)	48	397
Spartan Stores, Inc. (Food)	30	555
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	12	329
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	48	702
SS&C Technologies Holdings, Inc.* (Software)	30	542
Stage Stores, Inc. (Retail)	36	500
Standard Microsystems Corp.* (Semiconductors)	30	773
Standard Pacific Corp.* (Home Builders)	150	477
Standex International Corp. (Miscellaneous Manufacturing)	12	410
Star Scientific, Inc.* (Agriculture)	102	222
Starwood Property Trust, Inc. (REIT)	78	1,444
State Bank Finacial Corp.* (Banks)	36	544
STEC, Inc.* (Computers)	36	309
Steelcase, Inc.—Class A (Office Furnishings)	78	582
Steiner Leisure, Ltd.* (Commercial Services)	18	817
Stepan Co. (Chemicals)	12	962
STERIS Corp. (Healthcare-Products)	54	1,610
Sterling Financial Corp.* (Banks)	36	601
Steven Madden, Ltd.* (Apparel)	30	1,035
Stewart Enterprises, Inc.—Class A (Commercial Services)	96	553
Stifel Financial Corp.* (Diversified Financial Services)	42	1,346
Stillwater Mining Co.* (Mining)	90	941
Stone Energy Corp.* (Oil & Gas)	48	1,266
Stoneridge, Inc.* (Electronics)	36	303
STR Holdings, Inc.* (Miscellaneous Manufacturing)	24	198
Stratasys, Inc.* (Computers)	18	547
Strategic Hotels & Resorts, Inc.* (REIT)	168	902

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap  ::  33

Common Stocks, continued

	Shares	Value
Strayer Education, Inc. (Commercial Services)	12	$1,166
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	24	803
SuccessFactors, Inc.* (Commercial Services)	66	2,631
Sun Communities, Inc. (REIT)	18	658
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	18	422
Sunrise Assisted Living, Inc.* (Healthcare-Services)	54	350
Sunstone Hotel Investors, Inc.* (REIT)	96	782
Super Micro Computer, Inc.* (Computers)	30	470
Superior Industries International, Inc. (Auto Parts & Equipment)	24	397
Susquehanna Bancshares, Inc. (Banks)	96	804
SVB Financial Group* (Banks)	36	1,717
Swift Energy Co.* (Oil & Gas)	36	1,070
Swift Transportation Co.* (Transportation)	72	593
Swisher Hygiene, Inc.* (Commercial Services)	72	269
Sycamore Networks, Inc.* (Telecommunications)	24	430
Sykes Enterprises, Inc.* (Computers)	42	658
Symetra Financial Corp. (Insurance)	72	653
Symmetry Medical, Inc.* (Healthcare-Products)	54	431
Synaptics, Inc.* (Computers)	30	904
Synchronoss Technologies, Inc.* (Software)	24	725
SYNNEX Corp.* (Software)	36	1,097
Syntel, Inc. (Computers)	12	561
Take-Two Interactive Software, Inc.* (Software)	66	894
TAL International Group, Inc. (Trucking & Leasing)	24	691
Taleo Corp.—Class A* (Software)	30	1,161
Tanger Factory Outlet Centers, Inc. (REIT)	66	1,935
Targa Resources Corp. (Oil & Gas Services)	18	732
Targacept, Inc.* (Pharmaceuticals)	30	167
Team Health Holdings, Inc.* (Commercial Services)	24	530
Team, Inc.* (Commercial Services)	24	714
Teekay Tankers, Ltd.—Class A (Transportation)	42	148
Tejon Ranch Co.* (Agriculture)	18	441
Tekelec* (Telecommunications)	78	853
Teledyne Technologies, Inc.* (Aerospace/Defense)	30	1,645
TeleTech Holdings, Inc.* (Commercial Services)	24	389
Tennant Co. (Machinery-Diversified)	18	700
Tenneco, Inc.* (Auto Parts & Equipment)	54	1,608
Tesco Corp.* (Oil & Gas Services)	30	379
Tessera Technologies, Inc.* (Semiconductors)	60	1,005
Tetra Tech, Inc.* (Environmental Control)	60	1,295
TETRA Technologies, Inc.* (Oil & Gas Services)	84	785
Texas Capital Bancshares, Inc.* (Banks)	36	1,102
Texas Industries, Inc. (Building Materials)	24	739
Texas Roadhouse, Inc. (Retail)	48	715
Textainer Group Holdings, Ltd. (Trucking & Leasing)	18	524
The Andersons, Inc. (Agriculture)	18	786
The Brink’s Co. (Miscellaneous Manufacturing)	42	1,129
The Buckle, Inc. (Retail)	24	981
The Cato Corp.—Class A (Retail)	24	581
The Cheesecake Factory, Inc.* (Retail)	48	1,409
The Children’s Place Retail Stores, Inc.* (Retail)	18	956
The Corporate Executive Board Co. (Commercial Services)	30	1,143
The Ensign Group, Inc. (Healthcare-Services)	18	441
The Finish Line, Inc.—Class A (Retail)	42	810
The Fresh Market, Inc.* (Food)	24	958
The Geo Group, Inc.* (Commercial Services)	60	1,005
The Gorman-Rupp Co. (Machinery-Diversified)	18	489
The Greenbrier Cos., Inc.* (Trucking & Leasing)	18	437
The Hain Celestial Group, Inc.* (Food)	30	1,100
The Jones Group, Inc. (Apparel)	72	760
The Medicines Co.* (Biotechnology)	48	895
The Men’s Wearhouse, Inc. (Retail)	42	1,361
The Middleby Corp.* (Machinery-Diversified)	18	1,693
The Navigators Group, Inc.* (Insurance)	12	572
The New York Times Co.—Class A* (Media)	114	881
The Pantry, Inc.* (Retail)	18	215
The Pep Boys-Manny, Moe & Jack (Retail)	48	528
The Ryland Group, Inc. (Home Builders)	48	756
The Ultimate Software Group, Inc.* (Software)	24	1,563
The Warnaco Group, Inc.* (Apparel)	36	1,801
The Wet Seal, Inc.—Class A* (Retail)	84	274
Theravance, Inc.* (Pharmaceuticals)	66	1,459
Thompson Creek Metals Co., Inc.* (Mining)	150	1,044
Titan International, Inc. (Auto Parts & Equipment)	36	701
Titan Machinery, Inc.* (Distribution/Wholesale)	12	261
TiVo, Inc.* (Home Furnishings)	108	969
TNS, Inc.* (Commercial Services)	36	638
Tompkins Financial Corp. (Banks)	24	924
Tootsie Roll Industries, Inc. (Food)	36	852
Tower Group, Inc. (Insurance)	36	726
TowneBank (Banks)	54	661
TPC Group, Inc.* (Chemicals)	12	280
Travelzoo, Inc.* (Internet)	6	147
Tredegar Corp. (Miscellaneous Manufacturing)	30	666
TreeHouse Foods, Inc.* (Food)	30	1,961
Trex Co., Inc.* (Building Materials)	12	275
Triangle Capital Corp. (Investment Companies)	30	574
TriMas Corp.* (Miscellaneous Manufacturing)	24	431
Triple-S Management Corp.—Class B* (Healthcare-Services)	30	601
TriQuint Semiconductor, Inc.* (Semiconductors)	156	760
Triumph Group, Inc. (Aerospace/Defense)	36	2,104
True Religion Apparel, Inc.* (Apparel)	24	830
TrueBlue, Inc.* (Commercial Services)	36	500
TrustCo Bank Corp. NY (Banks)	150	842
Trustmark Corp. (Banks)	48	1,166
TTM Technologies, Inc.* (Electronics)	48	526
Tutor Perini Corp.* (Engineering & Construction)	30	370
Twin Disc, Inc. (Machinery-Diversified)	12	436
Two Harbors Investment Corp. (REIT)	84	776
Tyler Technologies, Inc.* (Software)	30	903
UIL Holdings Corp. (Electric)	42	1,486
Ultratech Stepper, Inc.* (Semiconductors)	24	590
UMB Financial Corp. (Banks)	24	894
Umpqua Holdings Corp. (Banks)	102	1,264
UniFirst Corp. (Textiles)	18	1,021
Unisource Energy Corp. (Electric)	36	1,329
Unisys Corp.* (Computers)	36	710
United Bankshares, Inc. (Banks)	48	1,357
United Fire & Casualty Co. (Insurance)	30	605
United Natural Foods, Inc.* (Food)	42	1,680
United Online, Inc. (Internet)	96	522
United Rentals, Inc.* (Commercial Services)	54	1,596
United Stationers, Inc. (Distribution/Wholesale)	36	1,172
Universal American Corp. (Insurance)	30	381
Universal Corp. (Agriculture)	24	1,103
Universal Display Corp.* (Electrical Components & Equipment)	36	1,321
Universal Electronics, Inc.* (Home Furnishings)	18	304
Universal Forest Products, Inc. (Building Materials)	18	556
Universal Health Realty Income Trust (REIT)	12	468

See accompanying notes to the financial statements.

34  ::  ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	6	$224
Universal Technical Institute, Inc.* (Commercial Services)	24	307
Urstadt Biddle Properties—Class A (REIT)	24	434
US Airways Group, Inc.* (Airlines)	150	761
US Ecology, Inc. (Environmental Control)	30	563
US Gold Corp.* (Mining)	108	363
USA Mobility, Inc. (Telecommunications)	30	416
USEC, Inc.* (Mining)	126	144
USG Corp.* (Building Materials)	72	732
Vail Resorts, Inc. (Entertainment)	36	1,525
Valassis Communications, Inc.* (Commercial Services)	42	808
ValueClick, Inc.* (Internet)	66	1,075
ValueVision Media, Inc.—Class A* (Advertising)	48	90
Vantage Drilling Co.* (Oil & Gas)	192	223
VASCO Data Security International, Inc.* (Internet)	30	196
Vector Group, Ltd. (Agriculture)	66	1,172
Veeco Instruments, Inc.* (Semiconductors)	36	749
Venoco, Inc.* (Oil & Gas)	24	162
Vera Bradley, Inc.* (Retail)	18	581
Verint Systems, Inc.* (Software)	24	661
Viad Corp. (Commercial Services)	24	420
ViaSat, Inc.* (Telecommunications)	36	1,660
Vicor Corp. (Electrical Components & Equipment)	30	239
ViewPoint Financial Group (Savings & Loans)	54	703
VirnetX Holding Corp.* (Internet)	36	899
ViroPharma, Inc.* (Pharmaceuticals)	72	1,972
Virtus Investment Partners, Inc.* (Diversified Financial Services)	6	456
Vitamin Shoppe, Inc.* (Retail)	24	957
VIVUS, Inc.* (Pharmaceuticals)	90	878
Vocus, Inc.* (Internet)	18	398
Volcano Corp.* (Healthcare-Products)	42	999
Volterra Semiconductor Corp.* (Semiconductors)	30	768
Vonage Holdings Corp.* (Telecommunications)	156	382
W&T Offshore, Inc. (Oil & Gas)	36	764
Wabash National Corp.* (Auto Manufacturers)	90	706
Walter Investment Management Corp. (REIT)	24	492
Washington REIT (REIT)	54	1,477
Washington Trust Bancorp, Inc. (Banks)	24	573
Watsco, Inc. (Distribution/Wholesale)	30	1,970
Watts Water Technologies, Inc.—Class A (Electronics)	24	821
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	54	446
WD-40 Co. (Household Products/Wares)	18	727
Web.com Group, Inc.* (Internet)	30	344
Websense, Inc.* (Internet)	36	674
Webster Financial Corp. (Banks)	54	1,101
Weis Markets, Inc. (Food)	18	719
WellCare Health Plans, Inc.* (Healthcare-Services)	36	1,890
Werner Enterprises, Inc. (Transportation)	48	1,157
WesBanco, Inc. (Banks)	54	1,051
West Coast Bancorp* (Banks)	24	374
West Pharmaceutical Services, Inc. (Healthcare-Products)	48	1,822
Westamerica Bancorp (Banks)	30	1,317
Western Alliance Bancorp* (Banks)	72	449
Western Refining, Inc.* (Oil & Gas)	48	638
WGL Holdings, Inc. (Gas)	42	1,857
Winn-Dixie Stores, Inc.* (Food)	54	507
Winthrop Realty Trust (REIT)	42	427
Wintrust Financial Corp. (Banks)	30	842
Wolverine World Wide, Inc. (Apparel)	42	1,497
Woodward, Inc. (Electronics)	54	2,210
World Acceptance Corp.* (Diversified Financial Services)	12	882
World Fuel Services Corp. (Retail)	66	2,771
Worthington Industries, Inc. (Metal Fabricate/Hardware)	60	983
Wright Express Corp.* (Commercial Services)	36	1,954
Wright Medical Group, Inc.* (Healthcare-Products)	36	594
Xyratex, Ltd. (Computers)	42	559
Zep, Inc. (Chemicals)	24	336
ZIOPHARM Oncology, Inc.* (Biotechnology)	66	291
Zoll Medical Corp.* (Healthcare-Products)	18	1,137
Zumiez, Inc.* (Retail)	18	500
TOTAL COMMON STOCKS (Cost $903,891)		947,119

Repurchase Agreements(a)(b) (86.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $6,162,000	$6,162,000	$6,162,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,162,000)		6,162,000
TOTAL INVESTMENT SECURITIES (Cost $7,065,891)—100.1%		7,109,119
Net other assets (liabilities)—(0.1)%		(5,689)
NET ASSETS—100.0%		$7,103,430

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $742,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,401,250)	19	$(10,957)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap  ::  35

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$4,357,489	$(60,442)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	385,367	(6,498)
		$(66,940)

ProFund VP Small-Cap invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$850	NM
Aerospace/Defense	14,308	0.2%
Agriculture	3,724	0.1%
Airlines	5,520	0.1%
Apparel	12,978	0.2%
Auto Manufacturers	706	NM
Auto Parts & Equipment	8,833	0.1%
Banks	60,280	0.9%
Beverages	2,017	NM
Biotechnology	19,272	0.3%
Building Materials	9,389	0.1%
Chemicals	16,837	0.2%
Coal	2,212	NM
Commercial Services	65,221	1.0%
Computers	19,862	0.3%
Cosmetics/Personal Care	947	NM
Distribution/Wholesale	10,378	0.1%
Diversified Financial Services	15,251	0.2%
Electric	22,761	0.3%
Electrical Components & Equipment	9,335	0.1%
Electronics	21,456	0.3%
Energy-Alternate Sources	881	NM
Engineering & Construction	7,074	0.1%
Entertainment	8,668	0.1%
Environmental Control	7,993	0.1%
Food	18,342	0.3%
Forest Products & Paper	7,833	0.1%
Gas	12,566	0.2%
Hand/Machine Tools	784	NM
Healthcare-Products	32,828	0.5%
Healthcare-Services	19,208	0.3%
Holding Companies-Diversified	1,043	NM
Home Builders	3,308	NM
Home Furnishings	4,016	0.1%
Household Products/Wares	4,380	0.1%
Insurance	31,628	0.4%
Internet	22,068	0.3%
Investment Companies	7,399	0.1%
Iron/Steel	224	NM
Leisure Time	3,996	0.1%
Lodging	2,598	NM
Machinery-Construction & Mining	966	NM
Machinery-Diversified	15,416	0.2%
Media	6,731	0.1%
Metal Fabricate/Hardware	6,808	0.1%
Mining	11,601	0.2%
Miscellaneous Manufacturing	22,222	0.3%
Office Furnishings	3,673	0.1%
Oil & Gas	33,471	0.5%
Oil & Gas Services	16,501	0.2%
Packaging & Containers	665	NM
Pharmaceuticals	29,387	0.4%
Pipelines	1,469	NM
Private Equity	623	NM
REIT	80,686	1.2%
Real Estate	855	NM
Retail	60,209	0.9%
Savings & Loans	9,305	0.1%
Semiconductors	30,687	0.4%
Software	40,556	0.7%
Storage/Warehousing	628	NM
Telecommunications	30,217	0.4%
Textiles	1,720	NM
Toys/Games/Hobbies	423	NM
Transportation	17,397	0.2%
Trucking & Leasing	2,945	NM
Water	2,984	NM
Other**	6,156,311	86.7%
Total	$7,103,430	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

36  ::  ProFund VP Small-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$7,065,891
Securities, at value	947,119
Repurchase agreements, at value	6,162,000
Total Investment Securities, at value	7,109,119
Cash	528
Segregated cash balances with brokers	129,010
Segregated cash balances with custodian	233
Dividends and interest receivable	1,455
Receivable for capital shares issued	549
Prepaid expenses	31
TOTAL ASSETS	7,240,925

LIABILITIES:
Payable for capital shares redeemed	46,325
Unrealized loss on swap agreements	66,940
Variation margin on futures contracts	6,650
Advisory fees payable	3,790
Management services fees payable	505
Administration fees payable	219
Administrative services fees payable	2,725
Distribution fees payable	2,663
Transfer agency fees payable	354
Fund accounting fees payable	489
Compliance services fees payable	30
Other accrued expenses	6,805
TOTAL LIABILITIES	137,495
NET ASSETS	$7,103,430

NET ASSETS CONSIST OF:
Capital	$7,044,558
Accumulated net investment income (loss)	(179)
Accumulated net realized gains (losses) on investments	93,720
Net unrealized appreciation (depreciation) on investments	(34,669)
NET ASSETS	$7,103,430

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	269,487
Net Asset Value (offering and redemption price per share)	$26.36

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$14,893
Interest	1,813
TOTAL INVESTMENT INCOME	16,706

EXPENSES:
Advisory fees	43,980
Management services fees	5,864
Administration fees	2,477
Transfer agency fees	3,626
Administrative services fees	14,543
Distribution fees	14,660
Custody fees	12,556
Fund accounting fees	12,519
Trustee fees	101
Compliance services fees	60
Other fees	11,310
Total Gross Expenses before reductions	121,696
Less Expenses reduced by the Advisor	(23,181)
TOTAL NET EXPENSES	98,515
NET INVESTMENT INCOME (LOSS)	(81,809)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	235,942
Net realized gains (losses) on futures contracts	82,887
Net realized gains (losses) on swap agreements	117,343
Change in net unrealized appreciation/depreciation on investments	(330,018)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	106,154
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,345

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap  ::  37

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(81,809)	$(72,292)
Net realized gains (losses) on investments	436,172	273,333
Change in net unrealized appreciation/depreciation on investments	(330,018)	252,814
Change in net assets resulting from operations	24,345	453,855

CAPITAL TRANSACTIONS:
Proceeds from shares issued	48,520,771	79,801,320
Value of shares redeemed	(50,519,603)	(75,590,840)
Change in net assets resulting from capital transactions	(1,998,832)	4,210,480
Change in net assets	(1,974,487)	4,664,335

NET ASSETS:
Beginning of period	9,077,917	4,413,582
End of period	$7,103,430	$9,077,917
Accumulated net investment income (loss)	$(179)	$(272)

SHARE TRANSACTIONS:
Issued	1,728,732	3,337,412
Redeemed	(1,784,146)	(3,209,596)
Change in shares	(55,414)	127,816

See accompanying notes to the financial statements.

38  ::  ProFund VP Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$27.94		$22.39	$17.75		$30.71	$37.24

Investment Activities:
Net investment income (loss)(a)	(0.39)		(0.31)	(0.25)		(0.10)	0.06
Net realized and unrealized gains (losses) on investments	(1.19	)(b)	5.86	4.89		(9.82)	(0.82)
Total income (loss) from investment activities	(1.58)		5.55	4.64		(9.92)	(0.76)

Distributions to Shareholders From:
Net investment income	—		—	—		(0.08)	(0.28)
Net realized gains on investments	—		—	—		(2.96)	(5.49)
Total distributions	—		—	—		(3.04)	(5.77)
Net Asset Value, End of Period	$26.36		$27.94	$22.39		$17.75	$30.71
Total Return	(5.65)%		24.79%	26.14%		(35.44)%	(2.21)%

Ratios to Average Net Assets:
Gross expenses	2.08%		2.05%	2.30%		1.65%	1.61%
Net expenses	1.68%		1.68%	1.73	%(c)	1.62%	1.56%
Net investment income (loss)	(1.40)%		(1.31)%	(1.34)%		(0.37)%	0.15%

Supplemental Data:
Net assets, end of period (000’s)	$7,103		$9,078	$4,414		$2,815	$68,525
Portfolio turnover rate(d)	202%		378%	840%		69%	40%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

The expense ratio does not correlate to the applicable expenses limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP NASDAQ-100 :: 39

ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 1.45%. For the same period, the Index had a total return of 3.67%(1) and a volatility of 23.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP NASDAQ-100 from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP NASDAQ-100	1.45%	4.29%	2.45%
NASDAQ-100 Index	3.67%	6.07%	4.26%

Expense Ratios**

Fund	Gross	Net
ProFund VP NASDAQ-100	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	46%
Futures Contracts	3%
Swap Agreements	51%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	7.0%
Microsoft Corp.	4.0%
Google, Inc. - Class A	3.0%
Oracle Corp.	2.4%
Intel Corp.	2.3%

NASDAQ-100 Index – Composition

% of Index
Technology	51%
Communications	26%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Basic Materials	1%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: ProFund VP NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (46.3%)

	Shares	Value
Activision Blizzard, Inc. (Software)	9,553	$117,693
Adobe Systems, Inc.* (Software)	4,100	115,907
Akamai Technologies, Inc.* (Internet)	1,517	48,969
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,558	111,397
Altera Corp. (Semiconductors)	2,665	98,871
Amazon.com, Inc.* (Internet)	3,813	660,030
Amgen, Inc. (Biotechnology)	7,339	471,237
Apollo Group, Inc.—Class A* (Commercial Services)	1,107	59,634
Apple Computer, Inc.* (Computers)	7,790	3,154,950
Applied Materials, Inc. (Semiconductors)	11,029	118,121
Autodesk, Inc.* (Software)	1,886	57,202
Automatic Data Processing, Inc. (Commercial Services)	4,100	221,441
Avago Technologies, Ltd. (Semiconductors)	2,050	59,163
Baidu, Inc.ADR* (Internet)	2,255	262,640
Bed Bath & Beyond, Inc.* (Retail)	2,050	118,838
Biogen Idec, Inc.* (Biotechnology)	2,050	225,602
BMC Software, Inc.* (Software)	1,435	47,039
Broadcom Corp.—Class A (Semiconductors)	4,059	119,172
C.H. Robinson Worldwide, Inc. (Transportation)	1,353	94,412
CA, Inc. (Software)	4,141	83,710
Celgene Corp.* (Biotechnology)	3,731	252,216
Cerner Corp.* (Software)	1,435	87,894
Check Point Software Technologies, Ltd.* (Software)	1,722	90,474
Cisco Systems, Inc. (Telecommunications)	44,936	812,443
Citrix Systems, Inc.* (Software)	1,558	94,602
Cognizant Technology Solutions Corp.* (Computers)	2,542	163,476
Comcast Corp.—Class A (Media)	17,507	415,091
Costco Wholesale Corp. (Retail)	3,608	300,619
Ctrip.com International, Ltd.ADR* (Internet)	1,230	28,782
Dell, Inc.* (Computers)	15,006	219,538
DENTSPLY International, Inc. (Healthcare-Products)	1,189	41,603
DIRECTV—Class A* (Media)	5,904	252,455
Dollar Tree, Inc.* (Retail)	984	81,780
eBay, Inc.* (Internet)	10,783	327,048
Electronic Arts, Inc.* (Software)	2,788	57,433
Expedia, Inc. (Internet)	1,005	29,151
Expeditors International of Washington, Inc. (Transportation)	1,763	72,212
Express Scripts, Inc.* (Pharmaceuticals)	4,059	181,397
F5 Networks, Inc.* (Internet)	656	69,615
Fastenal Co. (Distribution/Wholesale)	2,460	107,281
First Solar, Inc.* (Energy-Alternate Sources)	738	24,915
Fiserv, Inc.* (Software)	1,189	69,842
Flextronics International, Ltd.* (Electronics)	5,945	33,649
Fossil, Inc.* (Distribution/Wholesale)	533	42,299
Garmin, Ltd. (Electronics)	1,640	65,288
Gilead Sciences, Inc.* (Biotechnology)	6,273	256,754
Google, Inc.—Class A* (Internet)	2,132	1,377,059
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,312	58,843
Hansen Natural Corp.* (Beverages)	738	67,999
Henry Schein, Inc.* (Healthcare-Products)	738	47,549
Infosys Technologies, Ltd.ADR (Computers)	656	33,705
Intel Corp. (Semiconductors)	42,558	1,032,031
Intuit, Inc. (Software)	2,501	131,528
Intuitive Surgical, Inc.* (Healthcare-Products)	328	151,867
KLA-Tencor Corp. (Semiconductors)	1,394	67,261
Lam Research Corp.* (Semiconductors)	984	36,428
Liberty Media Holding Corp.—Interactive Series A* (Internet)	4,674	75,789
Life Technologies Corp.* (Biotechnology)	1,476	57,431
Linear Technology Corp. (Semiconductors)	1,886	56,637
Marvell Technology Group, Ltd.* (Semiconductors)	5,084	70,413
Mattel, Inc. (Toys/Games/Hobbies)	2,829	78,533
Maxim Integrated Products, Inc. (Semiconductors)	2,419	62,991
Microchip Technology, Inc. (Semiconductors)	1,599	58,571
Micron Technology, Inc.* (Semiconductors)	8,241	51,836
Microsoft Corp. (Software)	70,315	1,825,377
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,567	76,548
NetApp, Inc.* (Computers)	3,075	111,530
Netflix, Inc.* (Internet)	451	31,250
News Corp.—Class A (Media)	14,391	256,735
Nuance Communications, Inc.* (Software)	2,501	62,925
NVIDIA Corp.* (Semiconductors)	5,125	71,033
O’Reilly Automotive, Inc.* (Retail)	1,066	85,227
Oracle Corp. (Software)	42,189	1,082,148
Orchard Supply Hardware Stores Corp.— Class A* (Retail)	41	149
PACCAR, Inc. (Auto Manufacturers)	2,993	112,148
Paychex, Inc. (Commercial Services)	3,034	91,354
Perrigo Co. (Pharmaceuticals)	779	75,797
Priceline.com, Inc.* (Internet)	410	191,761
Qualcomm, Inc. (Telecommunications)	14,063	769,246
Randgold Resources, Ltd.ADR (Mining)	492	50,233
Research In Motion, Ltd.* (Computers)	4,346	63,017
Ross Stores, Inc. (Retail)	1,927	91,590
SanDisk Corp.* (Computers)	2,009	98,863
Seagate Technology PLC (Computers)	3,895	63,878
Sears Holdings Corp.* (Retail)	902	28,666
Sigma-Aldrich Corp. (Chemicals)	1,025	64,022
Sirius XM Radio, Inc.* (Media)	31,365	57,084
Staples, Inc. (Retail)	5,863	81,437
Starbucks Corp. (Retail)	6,232	286,734
Stericycle, Inc.* (Environmental Control)	697	54,310
Symantec Corp.* (Internet)	6,150	96,248
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	5,863	236,631
TripAdvisor, Inc.* (Internet)	1	13
VeriSign, Inc. (Internet)	1,312	46,865
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,763	58,549
Virgin Media, Inc. (Telecommunications)	2,501	53,471
Vodafone Group PLCADR (Telecommunications)	7,667	214,906
Warner Chilcott PLC—Class A* (Pharmaceuticals)	2,132	32,257
Whole Foods Market, Inc. (Food)	1,517	105,553
Wynn Resorts, Ltd. (Lodging)	1,025	113,252
Xilinx, Inc. (Semiconductors)	2,214	70,981
Yahoo!, Inc.* (Internet)	10,373	167,316
TOTAL COMMON STOCKS (Cost $10,222,261)		20,919,460

Preferred Stock(NM)
Orchard Supply Hardware—Series A (Retail)	41	149
TOTAL PREFERRED STOCKS (Cost $—)		149

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 41

Repurchase Agreements(a)(b) (56.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $25,314,000	$25,314,000	$25,314,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,314,000)		25,314,000
TOTAL INVESTMENT SECURITIES (Cost $35,536,261)—102.3%		46,233,609
Net other assets (liabilities)—(2.3)%		(1,053,931)
NET ASSETS—100.0%		$45,179,678

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $3,817,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.
ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,363,500)	30	$(27,146)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$3,761,602	$(24,983)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	19,127,001	(137,489)
		$(162,472)

ProFund VP NASDAQ-100 invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Auto Manufacturers	$112,148	0.2%
Beverages	126,842	0.3%
Biotechnology	1,433,186	3.2%
Chemicals	64,022	0.1%
Commercial Services	372,429	0.8%
Computers	3,908,957	8.7%
Distribution/Wholesale	149,580	0.3%
Electronics	98,937	0.2%
Energy-Alternate Sources	24,915	0.1%
Environmental Control	54,310	0.1%
Food	105,553	0.2%
Healthcare-Products	241,019	0.5%
Internet	3,412,536	7.6%
Lodging	113,252	0.3%
Media	981,365	2.2%
Mining	50,233	0.1%
Pharmaceuticals	602,630	1.3%
Retail	1,075,189	2.4%
Semiconductors	1,973,509	4.4%
Software	3,923,774	8.6%
Telecommunications	1,850,066	4.1%
Toys/Games/Hobbies	78,533	0.2%
Transportation	166,624	0.4%
Other**	24,260,069	53.7%
Total	$45,179,678	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

42 :: ProFund VP NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$35,536,261
Securities, at value	20,919,609
Repurchase agreements, at value	25,314,000
Total Investment Securities, at value	46,233,609
Cash	1,243
Segregated cash balances with brokers	105,750
Dividends and interest receivable	15,179
Receivable for capital shares issued	2,462
Prepaid expenses	192
TOTAL ASSETS	46,358,435

LIABILITIES:
Payable for capital shares redeemed	903,985
Unrealized loss on swap agreements	162,472
Variation margin on futures contracts	3,600
Advisory fees payable	10,670
Management services fees payable	1,423
Administration fees payable	1,929
Administrative services fees payable	23,195
Distribution fees payable	20,456
Trustee fees payable	3
Transfer agency fees payable	3,111
Fund accounting fees payable	4,305
Compliance services fees payable	307
Other accrued expenses	43,301
TOTAL LIABILITIES	1,178,757
NET ASSETS	$45,179,678

NET ASSETS CONSIST OF:
Capital	$51,342,342
Accumulated net investment income (loss)	7,301
Accumulated net realized gains (losses) on investments	(16,677,695)
Net unrealized appreciation (depreciation) on investments	10,507,730
NET ASSETS	$45,179,678

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,313,353
Net Asset Value (offering and redemption price per share)	$19.53

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$220,100
Interest	9,606
TOTAL INVESTMENT INCOME	229,706

EXPENSES:
Advisory fees	368,848
Management services fees	49,179
Administration fees	21,627
Transfer agency fees	32,480
Administrative services fees	152,763
Distribution fees	122,949
Custody fees	7,852
Fund accounting fees	44,706
Trustee fees	1,062
Compliance services fees	557
Other fees	92,996
Total Gross Expenses before reductions	895,019
Less Expenses reduced by the Advisor	(68,799)
TOTAL NET EXPENSES	826,220
NET INVESTMENT INCOME (LOSS)	(596,514)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,331,925
Net realized gains (losses) on futures contracts	(523,404)
Net realized gains (losses) on swap agreements	(1,556,370)
Change in net unrealized appreciation/depreciation on investments	(2,918,988)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,666,837)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,263,351)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 43

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(596,514)	$(475,538)
Net realized gains (losses) on investments	1,252,151	10,434,765
Change in net unrealized appreciation/depreciation on investments	(2,918,988)	(5,440,238)
Change in net assets resulting from operations	(2,263,351)	4,518,989

CAPITAL TRANSACTIONS:
Proceeds from shares issued	279,822,278	254,957,350
Value of shares redeemed	(289,443,406)	(256,158,282)
Change in net assets resulting from capital transactions	(9,621,128)	(1,200,932)
Change in net assets	(11,884,479)	3,318,057

NET ASSETS:
Beginning of period	57,064,157	53,746,100
End of period	$45,179,678	$57,064,157
Accumulated net investment income (loss)	$7,301	$—

SHARE TRANSACTIONS:
Issued	14,073,181	15,020,740
Redeemed	(14,723,999)	(15,358,006)
Change in shares	(650,818)	(337,266)

See accompanying notes to the financial statements.

44 :: ProFund VP NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$19.25	$16.28	$10.71	$18.62	$15.83

Investment Activities:
Net investment income (loss)(a)	(0.24)	(0.19)	(0.15)	(0.16)	(0.12)
Net realized and unrealized gains (losses) on investments	0.52 (b)	3.16	5.72	(7.75)	2.91
Total income (loss) from investment activities	0.28	2.97	5.57	(7.91)	2.79

Net Asset Value, End of Period	$19.53	$19.25	$16.28	$10.71	$18.62

Total Return	1.45%	18.24%	52.01%	(42.48)%	17.62%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.78%	1.83%	1.76%	1.69%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(1.21)%	(1.13)%	(1.13)%	(1.02)%	(0.68)%

Supplemental Data:
Net assets, end of period (000’s)	$45,180	$57,064	$53,746	$22,323	$109,947
Portfolio turnover rate(c)	38%	28%	238%	470%	336%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap Value :: 45

ProFund VP Small-Cap Value seeks daily investment results before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -4.10%. For the same period, the Index had a return of -1.36%(1) and a volatility of 35.60%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Small-Cap Value	-4.10%	-1.94%	2.62%
S&P SmallCap 600 Value Index	-1.36%	0.25%	5.36%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Value	1.96%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BioMed Realty Trust, Inc.	1.2%
Delphi Financial Group, Inc. - Class A	1.1%
LaSalle Hotel Properties	0.9%
EMCOR Group, Inc.	0.8%
Bristow Group, Inc.	0.8%

S&P SmallCap 600 Value Index — Composition

% of Index
Financial	27%
Industrial	22%
Consumer Cyclical	15%
Consumer Non-Cyclical	13%
Technology	6%
Communications	5%
Utilities	5%
Basic Materials	4%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
(3)

Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: ProFund VP Small-Cap Value :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.8%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,892	$17,898
AAON, Inc. (Building Materials)	1,032	21,146
AAR Corp. (Aerospace/Defense)	4,472	85,728
ABM Industries, Inc. (Commercial Services)	5,504	113,492
Acadia Realty Trust (REIT)	1,892	38,105
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,740	175,621
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	4,988	53,521
Aegion Corp.* (Engineering & Construction)	4,472	68,600
Affymetrix, Inc.* (Healthcare-Products)	7,912	32,360
Agilysys, Inc.* (Computers)	1,720	13,674
AK Steel Holding Corp. (Iron/Steel)	12,556	103,713
Albany International Corp.—Class A (Machinery-Diversified)	3,268	75,556
Align Technology, Inc.* (Healthcare-Products)	2,580	61,210
ALLETE, Inc. (Electric)	1,892	79,426
Alliance One International, Inc.* (Agriculture)	9,976	27,135
Almost Family, Inc.* (Healthcare-Services)	860	14,259
AMCOL International Corp. (Mining)	1,204	32,327
Amedisys, Inc.* (Healthcare-Services)	3,268	35,654
American Vanguard Corp. (Chemicals)	1,720	22,945
Amerisafe, Inc.* (Insurance)	2,064	47,988
AMN Healthcare Services, Inc.* (Commercial Services)	4,644	20,573
AmSurg Corp.* (Healthcare-Services)	1,376	35,831
Anixter International, Inc.* (Telecommunications)	3,096	184,645
Apogee Enterprises, Inc. (Building Materials)	3,268	40,066
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,064	72,591
Arctic Cat, Inc.* (Leisure Time)	1,376	31,029
Arkansas Best Corp. (Transportation)	2,924	56,345
Arris Group, Inc.* (Telecommunications)	13,416	145,161
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,236	72,022
ATMI, Inc.* (Semiconductors)	2,064	41,342
Avid Technology, Inc.* (Software)	3,268	27,876
Avista Corp. (Electric)	6,536	168,302
B&G Foods, Inc.—Class A (Food)	2,924	70,381
Badger Meter, Inc. (Electronics)	516	15,186
Bank Mutual Corp. (Savings & Loans)	5,160	16,409
Bank of the Ozarks, Inc. (Banks)	1,376	40,771
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,332	128,555
Basic Energy Services, Inc.* (Oil & Gas Services)	2,236	44,049
BBCN Bancorp, Inc.* (Banks)	8,772	82,895
Bel Fuse, Inc.—Class B (Electronics)	1,204	22,575
Belden, Inc. (Electrical Components & Equipment)	3,268	108,759
Benchmark Electronics, Inc.* (Electronics)	6,536	88,040
Big 5 Sporting Goods Corp. (Retail)	2,408	25,140
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,032	16,791
BioMed Realty Trust, Inc. (REIT)	17,372	314,086
Black Box Corp. (Telecommunications)	2,064	57,875
Blue Coat Systems, Inc.* (Internet)	2,064	52,529
Blyth, Inc. (Household Products/Wares)	172	9,770
Boston Private Financial Holdings, Inc. (Banks)	8,772	69,650
Bottomline Technologies, Inc.* (Software)	1,376	31,882
Boyd Gaming Corp.* (Lodging)	6,192	46,192
Brady Corp.—Class A (Electronics)	6,020	190,051
Briggs & Stratton Corp. (Machinery-Diversified)	5,676	87,921
Brightpoint, Inc.* (Distribution/Wholesale)	7,740	83,282
Bristow Group, Inc. (Transportation)	4,128	195,626
Brookline Bancorp, Inc. (Savings & Loans)	7,912	66,777
Brooks Automation, Inc. (Semiconductors)	2,408	24,730
Brown Shoe Co., Inc. (Retail)	4,816	42,862
Brunswick Corp. (Leisure Time)	6,880	124,253
Buckeye Technologies, Inc. (Forest Products & Paper)	1,548	51,765
Cabela’s, Inc.* (Retail)	4,816	122,423
Cal-Maine Foods, Inc. (Food)	1,548	56,610
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	2,236	27,972
Calavo Growers, Inc. (Food)	516	13,251
Calgon Carbon Corp.* (Environmental Control)	3,612	56,745
Callaway Golf Co. (Leisure Time)	7,396	40,900
Cambrex Corp.* (Biotechnology)	3,268	23,464
Cantel Medical Corp. (Healthcare-Products)	516	14,412
Cardtronics, Inc.* (Commercial Services)	1,892	51,198
Career Education Corp.* (Commercial Services)	6,880	54,834
Cascade Corp. (Machinery-Diversified)	516	24,340
Cbeyond, Inc.* (Telecommunications)	3,440	27,554
CDI Corp. (Commercial Services)	1,376	19,003
Cedar Shopping Centers, Inc. (REIT)	6,364	27,429
Centene Corp.* (Healthcare-Services)	1,892	74,904
Central Garden & Pet Co.—Class A* (Household Products/Wares)	4,816	40,069
Central Vermont Public Service Corp. (Electric)	860	30,186
Century Aluminum Co.* (Mining)	6,192	52,694
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,752	73,699
CH Energy Group, Inc. (Electric)	688	40,165
Checkpoint Systems, Inc.* (Electronics)	4,472	48,924
Christopher & Banks Corp. (Retail)	4,128	9,660
CIBER, Inc.* (Computers)	8,256	31,868
Cincinnati Bell, Inc.* (Telecommunications)	22,188	67,230
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,204	42,513
City Holding Co. (Banks)	860	29,145
Clearwater Paper Corp.* (Forest Products & Paper)	1,032	36,750
Cohu, Inc. (Semiconductors)	2,752	31,235
Coldwater Creek, Inc.* (Retail)	10,148	11,975
Colonial Properties Trust (REIT)	7,052	147,105
Columbia Banking System, Inc. (Banks)	4,472	86,175
Comfort Systems USA, Inc. (Building Materials)	4,300	46,096
Community Bank System, Inc. (Banks)	2,236	62,161
Comtech Telecommunications Corp. (Telecommunications)	2,236	63,994
CONMED Corp.* (Healthcare-Products)	3,096	79,474
Consolidated Graphics, Inc.* (Commercial Services)	344	16,608
Corinthian Colleges, Inc.* (Commercial Services)	9,632	20,901
Cousins Properties, Inc. (REIT)	11,696	74,971
Cracker Barrel Old Country Store, Inc. (Retail)	860	43,353
Crocs, Inc.* (Apparel)	6,536	96,537
Cross Country Healthcare, Inc.* (Commercial Services)	3,612	20,047

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 47

Common Stocks, continued

	Shares	Value
CryoLife, Inc.* (Healthcare-Products)	3,268	$15,686
CSG Systems International, Inc.* (Software)	1,548	22,771
CTS Corp. (Electronics)	3,956	36,395
Curtiss-Wright Corp. (Aerospace/Defense)	5,332	188,380
Daktronics, Inc. (Electronics)	4,128	39,505
Darling International, Inc.* (Environmental Control)	7,052	93,721
DealerTrack Holdings, Inc.* (Internet)	2,064	56,265
Delphi Financial Group, Inc.—Class A (Insurance)	6,192	274,306
Diamond Foods, Inc. (Food)	1,032	33,303
DiamondRock Hospitality Co. (REIT)	18,920	182,389
Digi International, Inc.* (Software)	2,924	32,632
Digital Generation, Inc.* (Media)	3,096	36,904
Digital River, Inc.* (Internet)	4,300	64,586
Dime Community Bancshares, Inc. (Savings & Loans)	3,096	39,010
Diodes, Inc.* (Semiconductors)	1,548	32,972
Drew Industries, Inc.* (Building Materials)	2,236	54,849
DSP Group, Inc.* (Semiconductors)	2,580	13,442
Dycom Industries, Inc.* (Engineering & Construction)	3,784	79,161
E.W. Scripps Co.* (Media)	3,612	28,932
Eagle Materials, Inc. (Building Materials)	3,268	83,857
eHealth, Inc.* (Insurance)	688	10,114
El Paso Electric Co. (Electric)	1,720	59,581
Electro Scientific Industries, Inc. (Electronics)	2,752	39,849
EMCOR Group, Inc. (Engineering & Construction)	7,568	202,898
Emergent Biosolutions, Inc.* (Biotechnology)	860	14,482
Employers Holdings, Inc. (Insurance)	3,956	71,564
Encore Capital Group, Inc.* (Diversified Financial Services)	688	14,627
Encore Wire Corp. (Electrical Components & Equipment)	2,236	57,912
EnerSys* (Electrical Components & Equipment)	5,332	138,472
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,408	79,416
Entertainment Properties Trust (REIT)	2,408	105,254
Enzo Biochem, Inc.* (Biotechnology)	2,236	5,009
EPIQ Systems, Inc. (Software)	1,892	22,742
eResearchTechnology, Inc.* (Internet)	2,752	12,907
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	3,096	89,103
Ethan Allen Interiors, Inc. (Home Furnishings)	2,924	69,328
Exterran Holdings, Inc.* (Oil & Gas Services)	6,880	62,608
Extra Space Storage, Inc. (REIT)	5,504	133,362
F.N.B. Corp. (Banks)	15,824	178,969
Federal Signal Corp.* (Miscellaneous Manufacturing)	7,052	29,266
FEI Co.* (Electronics)	1,376	56,113
First BanCorp.* (Banks)	2,408	8,404
First Commonwealth Financial Corp. (Banks)	11,868	62,426
First Financial Bancorp (Banks)	3,612	60,104
First Financial Bankshares, Inc. (Banks)	1,548	51,750
First Midwest Bancorp, Inc. (Banks)	8,428	85,376
Forestar Group, Inc.* (Real Estate)	3,956	59,854
Franklin Street Properties Corp. (REIT)	8,256	82,147
Fred’s, Inc. (Retail)	4,300	62,694
Fuller (H.B.) Co. (Chemicals)	2,924	67,574
G & K Services, Inc. (Textiles)	2,064	60,083
GenCorp, Inc.* (Aerospace/Defense)	6,708	35,687
General Communication, Inc.—Class A* (Telecommunications)	2,236	21,890
Gentiva Health Services, Inc.* (Healthcare-Services)	3,440	23,220
Getty Realty Corp. (REIT)	3,096	43,189
Gibraltar Industries, Inc.* (Building Materials)	3,440	48,022
Glacier Bancorp, Inc. (Banks)	8,084	97,251
Greatbatch, Inc.* (Healthcare-Products)	860	19,006
Griffon Corp. (Miscellaneous Manufacturing)	5,160	47,111
Group 1 Automotive, Inc. (Retail)	2,580	133,644
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,548	45,217
Gulfport Energy Corp.* (Oil & Gas)	1,720	50,654
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,784	70,723
Hanmi Financial Corp.* (Banks)	2,236	16,546
Harmonic, Inc.* (Telecommunications)	13,072	65,883
Harte-Hanks, Inc. (Advertising)	4,988	45,341
Haverty Furniture Cos., Inc. (Retail)	2,236	24,551
Haynes International, Inc. (Metal Fabricate/Hardware)	516	28,174
Headwaters, Inc.* (Energy-Alternate Sources)	4,128	9,164
Healthcare Realty Trust, Inc. (REIT)	5,160	95,924
Healthcare Services Group, Inc. (Commercial Services)	2,752	48,683
Healthways, Inc.* (Healthcare-Services)	3,784	25,958
Heartland Express, Inc. (Transportation)	3,784	54,073
Heartland Payment Systems, Inc. (Commercial Services)	1,720	41,899
Heidrick & Struggles International, Inc. (Commercial Services)	2,064	44,459
Helen of Troy, Ltd.* (Household Products/Wares)	1,548	47,524
Hillenbrand, Inc. (Commercial Services)	2,408	53,747
Home Bancshares, Inc. (Banks)	1,548	40,109
Horace Mann Educators Corp. (Insurance)	4,472	61,311
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,892	58,690
Hot Topic, Inc. (Retail)	4,816	31,834
Hub Group, Inc.—Class A* (Transportation)	1,892	61,358
Iconix Brand Group, Inc.* (Apparel)	2,408	39,226
iGATE Corp.* (Computers)	1,892	29,761
Independent Bank Corp./MA (Banks)	2,408	65,714
Inland Real Estate Corp. (REIT)	6,020	45,812
Insight Enterprises, Inc.* (Computers)	4,988	76,267
Insperity, Inc. (Commercial Services)	2,580	65,403
Integra LifeSciences Holdings* (Healthcare-Products)	688	21,211
Inter Parfums, Inc. (Cosmetics/Personal Care)	860	13,382
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,472	66,812
Interface, Inc.—Class A (Office Furnishings)	6,536	75,425
Intermec, Inc.* (Machinery-Diversified)	5,848	40,117
Interval Leisure Group, Inc.* (Leisure Time)	2,408	32,773
Intevac, Inc.* (Machinery-Diversified)	2,580	19,092
Invacare Corp. (Healthcare-Products)	3,612	55,227
Investment Technology Group, Inc.* (Diversified Financial Services)	4,472	48,342
ION Geophysical Corp.* (Oil & Gas Services)	9,804	60,099
Jack in the Box, Inc.* (Retail)	4,988	104,249
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,924	41,258
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,268	50,229
K-Swiss, Inc.—Class A* (Apparel)	3,096	9,040
Kaiser Aluminum Corp. (Mining)	1,720	78,914
Kaman Corp. (Aerospace/Defense)	1,376	37,592
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,376	21,658

See accompanying notes to the financial statements.

48 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Kaydon Corp. (Metal Fabricate/Hardware)	2,236	$68,198
Kelly Services, Inc.—Class A (Commercial Services)	3,268	44,706
Kensey Nash Corp. (Healthcare-Products)	344	6,601
Kilroy Realty Corp. (REIT)	3,268	124,413
Kindred Healthcare, Inc.* (Healthcare-Services)	5,848	68,831
Kirkland’s, Inc.* (Retail)	860	11,438
Kite Realty Group Trust (REIT)	7,224	32,580
Knight Transportation, Inc. (Transportation)	3,612	56,492
Kopin Corp.* (Semiconductors)	4,128	16,017
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,204	41,369
Kraton Performance Polymers, Inc.* (Chemicals)	1,548	31,424
La-Z-Boy, Inc.* (Home Furnishings)	5,848	69,591
Laclede Group, Inc. (Gas)	2,580	104,413
LaSalle Hotel Properties (REIT)	9,460	229,027
Lawson Products, Inc. (Metal Fabricate/Hardware)	344	5,308
Lexington Realty Trust (REIT)	15,308	114,657
LHC Group, Inc.* (Healthcare-Services)	1,720	22,068
Lincoln Educational Services Corp. (Commercial Services)	2,580	20,382
Lithia Motors, Inc.—Class A (Retail)	2,408	52,639
Live Nation, Inc.* (Commercial Services)	16,684	138,644
Liz Claiborne, Inc.* (Retail)	5,332	46,015
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,032	28,927
LTC Properties, Inc. (REIT)	1,548	47,771
Lumber Liquidators Holdings, Inc.* (Retail)	860	15,188
Lumos Networks Corp. (Telecommunications)	1,720	26,385
Lydall, Inc.* (Miscellaneous Manufacturing)	1,892	17,955
M/I Schottenstein Homes, Inc.* (Home Builders)	2,064	19,814
Maidenform Brands, Inc.* (Apparel)	1,204	22,033
Marcus Corp. (Lodging)	2,236	28,196
MarineMax, Inc.* (Retail)	2,580	16,822
Marriott Vacations Worldwide Corp.* (Entertainment)	3,096	53,127
Materion Corp.* (Mining)	2,236	54,290
Matrix Service Co.* (Oil & Gas Services)	2,924	27,603
Meadowbrook Insurance Group, Inc. (Insurance)	5,848	62,457
Measurement Specialties, Inc.* (Electronics)	516	14,427
Medical Properties Trust, Inc. (REIT)	12,556	123,928
Mercury Computer Systems, Inc.* (Computers)	1,548	20,573
Meridian Bioscience, Inc. (Healthcare-Products)	1,892	35,645
Merit Medical Systems, Inc.* (Healthcare-Products)	1,892	25,315
Meritage Homes Corp.* (Home Builders)	3,096	71,796
Methode Electronics, Inc. (Electronics)	4,128	34,221
Micrel, Inc. (Semiconductors)	2,064	20,867
Microsemi Corp.* (Semiconductors)	2,924	48,977
Midas, Inc.* (Commercial Services)	1,032	8,865
MKS Instruments, Inc. (Semiconductors)	2,236	62,206
Mobile Mini, Inc.* (Storage/Warehousing)	3,956	69,032
Molina Healthcare, Inc.* (Healthcare-Services)	3,268	72,974
Monarch Casino & Resort, Inc.* (Lodging)	1,376	14,021
Monolithic Power Systems, Inc.* (Semiconductors)	1,204	18,144
Monotype Imaging Holdings, Inc.* (Software)	2,064	32,178
Moog, Inc.—Class A* (Aerospace/Defense)	1,720	75,560
Movado Group, Inc. (Miscellaneous Manufacturing)	1,892	34,378
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,300	165,206
Multimedia Games Holding Co., Inc.* (Entertainment)	2,064	16,388
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,784	46,695
Nanometrics, Inc.* (Semiconductors)	688	12,673
Nash Finch Co. (Food)	1,376	40,289
National Financial Partners* (Diversified Financial Services)	4,644	62,787
National Penn Bancshares, Inc. (Banks)	13,932	117,586
Natus Medical, Inc.* (Healthcare-Products)	3,268	30,817
Navigant Consulting Co.* (Commercial Services)	5,848	66,726
NBT Bancorp, Inc. (Banks)	3,784	83,740
NCI Building Systems, Inc.* (Building Materials)	1,548	16,827
NCI, Inc.—Class A* (Computers)	860	10,019
Neenah Paper, Inc. (Forest Products & Paper)	1,720	38,390
Neutral Tandem, Inc.* (Telecommunications)	1,032	11,032
New Jersey Resources Corp. (Gas)	2,236	110,011
Newport Corp.* (Electronics)	4,300	58,523
Northwest Bancshares, Inc. (Savings & Loans)	11,008	136,939
Northwest Natural Gas Co. (Gas)	1,204	57,708
NorthWestern Corp. (Electric)	1,892	67,715
Novatel Wireless, Inc.* (Telecommunications)	3,612	11,306
NTELOS Holdings Corp. (Telecommunications)	1,720	35,054
Nutrisystem, Inc. (Internet)	3,268	42,255
O’Charley’s, Inc.* (Retail)	2,064	11,331
OfficeMax, Inc.* (Retail)	9,804	44,510
Old Dominion Freight Line, Inc.* (Transportation)	1,548	62,740
Old National Bancorp (Banks)	10,664	124,236
Olympic Steel, Inc. (Metal Fabricate/Hardware)	1,032	24,066
OM Group, Inc.* (Chemicals)	3,612	80,873
Omnicell, Inc.* (Software)	2,236	36,939
On Assignment, Inc.* (Commercial Services)	4,128	46,151
Oplink Communications, Inc.* (Telecommunications)	860	14,164
Orbital Sciences Corp.* (Aerospace/Defense)	6,708	97,467
Orion Marine Group, Inc.* (Engineering & Construction)	3,096	20,588
Oritani Financial Corp. (Savings & Loans)	1,376	17,572
Overseas Shipholding Group, Inc. (Transportation)	2,924	31,959
Oxford Industries, Inc. (Apparel)	860	38,803
P.F. Chang’s China Bistro, Inc. (Retail)	860	26,583
PacWest Bancorp (Banks)	2,580	48,891
Palomar Medical Technologies, Inc.* (Healthcare-Products)	2,236	20,795
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,032	33,777
PAREXEL International Corp.* (Commercial Services)	3,784	78,480
Park Electrochemical Corp. (Electronics)	1,376	35,253
Parkway Properties, Inc. (REIT)	2,580	25,439
PC-Tel, Inc. (Internet)	2,064	14,118
Penn Virginia Corp. (Oil & Gas)	5,160	27,296
Pennsylvania REIT (REIT)	6,364	66,440
Perficient, Inc.* (Internet)	3,440	34,434
Pericom Semiconductor Corp.* (Semiconductors)	2,752	20,943
Perry Ellis International, Inc.* (Apparel)	1,548	22,013

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 49

Common Stocks, continued

	Shares	Value
PetMed Express, Inc. (Retail)	2,236	$23,210
Petroleum Development* (Oil & Gas)	1,548	54,350
PetroQuest Energy, Inc.* (Oil & Gas)	6,536	43,138
PharMerica Corp.* (Pharmaceuticals)	3,268	49,608
Piedmont Natural Gas Co., Inc. (Gas)	4,472	151,959
Pinnacle Entertainment, Inc.* (Entertainment)	7,052	71,648
Pinnacle Financial Partners, Inc.* (Banks)	3,956	63,889
Pioneer Drilling Co.* (Oil & Gas)	3,956	38,294
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,720	34,744
Plexus Corp.* (Electronics)	3,956	108,315
PolyOne Corp. (Chemicals)	10,320	119,196
Pool Corp. (Distribution/Wholesale)	2,924	88,012
Post Properties, Inc. (REIT)	2,580	112,798
Powell Industries, Inc.* (Electrical Components & Equipment)	1,032	32,281
Presidential Life Corp. (Insurance)	2,408	24,056
Prestige Brands Holdings, Inc.* (Household Products/Wares)	5,676	63,969
PrivateBancorp, Inc. (Banks)	6,708	73,654
Progress Software Corp.* (Software)	3,784	73,220
Prospect Capital Corp. (Investment Companies)	12,384	115,047
Provident Financial Services, Inc. (Savings & Loans)	6,020	80,608
PSS World Medical, Inc.* (Healthcare-Products)	2,236	54,089
Pulse Electronics Corp. (Electronics)	4,644	13,003
Quaker Chemical Corp. (Chemicals)	516	20,067
Quanex Building Products Corp. (Building Materials)	4,128	62,003
Quiksilver, Inc.* (Apparel)	13,932	50,295
RadiSys Corp.* (Computers)	2,580	13,055
Red Robin Gourmet Burgers, Inc.* (Retail)	1,204	33,351
Resources Connection, Inc. (Commercial Services)	4,988	52,823
Robbins & Myers, Inc. (Machinery-Diversified)	1,376	66,805
Rofin-Sinar Technologies, Inc.* (Electronics)	1,720	39,302
Rogers Corp.* (Electronics)	688	25,360
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	3,440	79,842
Ruby Tuesday, Inc.* (Retail)	7,052	48,659
Rudolph Technologies, Inc.* (Semiconductors)	3,612	33,447
Ruth’s Hospitality Group, Inc.* (Retail)	3,956	19,661
S&T Bancorp, Inc. (Banks)	3,268	63,889
Safety Insurance Group, Inc. (Insurance)	1,720	69,626
Saul Centers, Inc. (REIT)	344	12,184
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	3,956	8,822
ScanSource, Inc.* (Distribution/Wholesale)	3,096	111,456
School Specialty, Inc.* (Distribution/Wholesale)	1,892	4,730
Schulman (A.), Inc. (Chemicals)	3,268	69,216
Select Comfort Corp.* (Home Furnishings)	3,612	78,344
Selective Insurance Group, Inc. (Insurance)	6,192	109,784
Seneca Foods Corp.—Class A* (Food)	1,032	26,646
Shuffle Master, Inc.* (Entertainment)	3,440	40,317
Sigma Designs, Inc.* (Semiconductors)	3,612	21,672
Simmons First National Corp.—Class A (Banks)	1,892	51,443
Simpson Manufacturing Co., Inc. (Building Materials)	2,580	86,843
Skechers U.S.A., Inc.—Class A* (Apparel)	4,128	50,031
SkyWest, Inc. (Airlines)	5,676	71,461
Smith Corp. (Miscellaneous Manufacturing)	2,580	103,510
Snyders-Lance, Inc. (Food)	3,096	69,660
Sonic Automotive, Inc. (Retail)	3,956	58,588
Sonic Corp.* (Retail)	7,052	47,460
Southwest Gas Corp. (Gas)	2,752	116,932
Sovran Self Storage, Inc. (REIT)	1,376	58,714
Spartan Motors, Inc. (Auto Parts & Equipment)	3,784	18,201
Spartan Stores, Inc. (Food)	2,580	47,730
Stage Stores, Inc. (Retail)	3,440	47,782
Standard Microsystems Corp.* (Semiconductors)	1,376	35,460
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,236	44,832
Standard Pacific Corp.* (Home Builders)	11,524	36,646
Standex International Corp. (Miscellaneous Manufacturing)	1,376	47,004
Stein Mart, Inc.* (Retail)	3,096	21,084
Stepan Co. (Chemicals)	344	27,575
Sterling Bancorp (Banks)	3,440	29,722
Stewart Information Services Corp. (Insurance)	2,236	25,826
Stifel Financial Corp.* (Diversified Financial Services)	2,580	82,689
Stone Energy Corp.* (Oil & Gas)	5,504	145,195
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,720	14,156
Stratasys, Inc.* (Computers)	860	26,153
Super Micro Computer, Inc.* (Computers)	3,096	48,545
Superior Industries International, Inc. (Auto Parts & Equipment)	2,752	45,518
Supertex, Inc.* (Semiconductors)	860	16,237
SurModics, Inc.* (Healthcare-Products)	1,032	15,129
Susquehanna Bancshares, Inc. (Banks)	17,716	148,460
Swift Energy Co.* (Oil & Gas)	4,816	143,131
SWS Group, Inc. (Diversified Financial Services)	3,268	22,451
Sykes Enterprises, Inc.* (Computers)	4,472	70,032
Symmetricom, Inc.* (Telecommunications)	4,816	25,958
Symmetry Medical, Inc.* (Healthcare-Products)	4,128	32,983
SYNNEX Corp.* (Software)	2,924	89,065
Take-Two Interactive Software, Inc.* (Software)	9,804	132,844
Tanger Factory Outlet Centers, Inc. (REIT)	3,956	115,990
Tekelec* (Telecommunications)	7,052	77,078
TeleTech Holdings, Inc.* (Commercial Services)	1,720	27,864
Tennant Co. (Machinery-Diversified)	688	26,743
Tessera Technologies, Inc.* (Semiconductors)	2,064	34,572
Tetra Tech, Inc.* (Environmental Control)	2,924	63,129
TETRA Technologies, Inc.* (Oil & Gas Services)	8,772	81,930
Texas Capital Bancshares, Inc.* (Banks)	2,408	73,709
Texas Industries, Inc. (Building Materials)	3,096	95,295
Texas Roadhouse, Inc. (Retail)	2,752	41,005
The Andersons, Inc. (Agriculture)	2,064	90,114
The Cato Corp.—Class A (Retail)	1,376	33,299
The Finish Line, Inc.—Class A (Retail)	2,924	56,389
The Geo Group, Inc.* (Commercial Services)	7,052	118,121
The Hain Celestial Group, Inc.* (Food)	1,892	69,361
The Men’s Wearhouse, Inc. (Retail)	5,848	189,534
The Navigators Group, Inc.* (Insurance)	516	24,603
The Pep Boys-Manny, Moe & Jack (Retail)	6,020	66,220
The Ryland Group, Inc. (Home Builders)	2,580	40,661
The Standard Register Co. (Household Products/Wares)	1,376	3,206
THQ, Inc.* (Software)	7,740	5,882
Tompkins Financial Corp. (Banks)	344	13,247
Tower Group, Inc. (Insurance)	4,472	90,200
Tredegar Corp. (Miscellaneous Manufacturing)	2,580	57,302
TriQuint Semiconductor, Inc.* (Semiconductors)	7,912	38,531

See accompanying notes to the financial statements.

50 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
TrueBlue, Inc.* (Commercial Services)	4,472	$62,071
TrustCo Bank Corp. NY (Banks)	10,664	59,825
TTM Technologies, Inc.* (Electronics)	5,848	64,094
Tuesday Morning Corp.* (Retail)	4,816	16,615
UIL Holdings Corp. (Electric)	3,612	127,756
Ultratech Stepper, Inc.* (Semiconductors)	860	21,130
UMB Financial Corp. (Banks)	1,376	51,256
Umpqua Holdings Corp. (Banks)	13,072	161,962
UniFirst Corp. (Textiles)	516	29,278
Unisource Energy Corp. (Electric)	1,720	63,502
United Bankshares, Inc. (Banks)	5,160	145,873
United Community Banks, Inc.* (Banks)	2,236	15,630
United Fire & Casualty Co. (Insurance)	2,408	48,593
United Natural Foods, Inc.* (Food)	2,236	89,462
United Online, Inc. (Internet)	10,148	55,205
United Stationers, Inc. (Distribution/Wholesale)	4,816	156,809
Universal Electronics, Inc.* (Home Furnishings)	1,720	29,016
Universal Forest Products, Inc. (Building Materials)	2,236	69,025
Universal Health Realty Income Trust (REIT)	516	20,124
Universal Technical Institute, Inc.* (Commercial Services)	1,032	13,189
Urstadt Biddle Properties—Class A (REIT)	1,376	24,878
USA Mobility, Inc. (Telecommunications)	2,580	35,785
Viad Corp. (Commercial Services)	2,236	39,085
Vicor Corp. (Electrical Components & Equipment)	1,032	8,215
Virtusa Corp.* (Computers)	1,204	17,434
VOXX International Corp.* (Home Furnishings)	2,064	17,441
Watts Water Technologies, Inc.—Class A (Electronics)	1,548	52,957
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,504	45,463
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,376	52,219
Wilshire Bancorp, Inc.* (Banks)	6,708	24,350
Winnebago Industries, Inc.* (Home Builders)	3,268	24,118
Wintrust Financial Corp. (Banks)	4,128	115,790
XO Group, Inc.* (Internet)	3,268	27,255
Zale Corp.* (Retail)	2,924	11,140
Zep, Inc. (Chemicals)	2,408	33,664
Zumiez, Inc.* (Retail)	860	23,874
TOTAL COMMON STOCKS (Cost $21,519,039)		25,161,613

Repurchase Agreements(a) (0.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $97,000	$97,000	$97,000
TOTAL REPURCHASE AGREEMENTS (Cost $97,000)		97,000
TOTAL INVESTMENT SECURITIES (Cost $21,616,039)—100.2%		25,258,613
Net other assets (liabilities)—(0.2)%		(51,053)
NET ASSETS—100.0%		$25,207,560

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$45,341	0.2%
Aerospace/Defense	520,414	2.1%
Agriculture	117,249	0.5%
Airlines	71,461	0.3%
Apparel	327,978	1.3%
Auto Parts & Equipment	108,551	0.4%
Banks	2,504,598	9.8%
Biotechnology	42,955	0.2%
Building Materials	624,029	2.5%
Chemicals	472,534	1.9%
Commercial Services	1,287,954	5.1%
Computers	357,381	1.4%
Cosmetics/Personal Care	13,382	0.1%
Distribution/Wholesale	444,289	1.8%
Diversified Financial Services	360,424	1.4%
Electric	636,633	2.5%
Electrical Components & Equipment	399,160	1.6%
Electronics	982,093	3.9%
Energy-Alternate Sources	9,164	NM
Engineering & Construction	371,247	1.5%
Entertainment	181,480	0.7%
Environmental Control	213,595	0.8%
Food	516,693	2.0%
Forest Products & Paper	194,026	0.8%
Gas	541,023	2.1%
Healthcare-Products	642,902	2.6%
Healthcare-Services	390,490	1.5%
Home Builders	193,035	0.8%
Home Furnishings	263,720	1.0%
Household Products/Wares	164,538	0.7%
Insurance	920,428	3.7%
Internet	359,554	1.4%
Investment Companies	115,047	0.5%
Iron/Steel	103,713	0.4%
Leisure Time	228,955	0.9%
Lodging	88,409	0.4%
Machinery-Construction & Mining	72,022	0.3%
Machinery-Diversified	413,165	1.6%
Media	65,836	0.3%
Metal Fabricate/Hardware	431,205	1.7%
Mining	218,225	0.9%
Miscellaneous Manufacturing	1,064,296	4.2%
Office Furnishings	75,425	0.3%
Oil & Gas	502,058	2.0%
Oil & Gas Services	380,196	1.5%
Pharmaceuticals	92,207	0.4%
REIT	2,398,716	9.4%
Real Estate	59,854	0.2%
Retail	1,574,782	6.1%
Savings & Loans	357,315	1.4%
Semiconductors	544,597	2.2%
Software	508,031	2.0%
Storage/Warehousing	69,032	0.3%
Telecommunications	870,994	3.5%
Textiles	89,361	0.4%
Toys/Games/Hobbies	41,258	0.2%
Transportation	518,593	2.1%
Other**	45,947	0.2%
Total	$25,207,560	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Small-Cap Value  ::  51

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$21,616,039
Securities, at value	25,161,613
Repurchase agreements, at value	97,000
Total Investment Securities, at value	25,258,613
Cash	302
Dividends receivable	32,353
Receivable for capital shares issued	43,973
Receivable for investments sold	3,740
Prepaid expenses	107
TOTAL ASSETS	25,339,088

LIABILITIES:
Payable for capital shares redeemed	1,448
Payable for investments purchased	88,343
Advisory fees payable	5,494
Management services fees payable	732
Administration fees payable	814
Administrative services fees payable	6,329
Distribution fees payable	5,625
Trustee fees payable	1
Transfer agency fees payable	1,313
Fund accounting fees payable	1,817
Compliance services fees payable	125
Other accrued expenses	19,487
TOTAL LIABILITIES	131,528
NET ASSETS	$25,207,560

NET ASSETS CONSIST OF:
Capital	$38,053,576
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(16,488,590)
Net unrealized appreciation (depreciation) on investments	3,642,574
NET ASSETS	$25,207,560

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	963,053
Net Asset Value (offering and redemption price per share)	$26.17

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$315,949
Interest	47
TOTAL INVESTMENT INCOME	315,996

EXPENSES:
Advisory fees	177,390
Management services fees	23,652
Administration fees	10,036
Transfer agency fees	14,779
Administrative services fees	73,923
Distribution fees	59,130
Custody fees	38,331
Fund accounting fees	22,811
Trustee fees	468
Compliance services fees	230
Printing fees	23,338
Other fees	14,837
Total Gross Expenses before reductions	458,925
Less Expenses reduced by the Advisor	(61,569)
TOTAL NET EXPENSES	397,356
NET INVESTMENT INCOME (LOSS)	(81,360)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,276,139
Change in net unrealized appreciation/depreciation on investments	(3,555,161)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,279,022)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,360,382)

See accompanying notes to the financial statements.

52  ::  ProFund VP Small-Cap Value  ::  Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(81,360)	$(100,754)
Net realized gains (losses) on investments	2,276,139	1,385,325
Change in net unrealized appreciation/depreciation on investments	(3,555,161)	1,643,364
Change in net assets resulting from operations	(1,360,382)	2,927,935
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(52,497)
Change in net assets resulting from distributions	—	(52,497)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	61,398,984	123,234,821 (a)
Dividends reinvested	—	52,497
Value of shares redeemed	(62,081,760)	(120,213,111)
Change in net assets resulting from capital transactions	(682,776)	3,074,207
Change in net assets	(2,043,158)	5,949,645
NET ASSETS:
Beginning of period	27,250,718	21,301,073
End of period	$25,207,560	$27,250,718
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	2,275,310	5,099,062
Reinvested	—	2,155
Redeemed	(2,310,487)	(5,054,603)
Change in shares	(35,177)	46,614

(a)          Amount includes $39,274 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

Financial Highlights  ::  ProFund VP Small-Cap Value  ::  53

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$27.30	$22.38		$18.63	$28.81	$36.64

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.08)		0.05	0.07	(0.08)
Net realized and unrealized gains (losses) on investments	(1.04)	4.99		3.75	(8.41)	(2.27)
Total income (loss) from investment activities	(1.13)	4.91		3.80	(8.34)	(2.35)
Capital Transactions:	—	0.03	(b)	—	—	—

Distributions to Shareholders From:
Net investment income	—	(0.02)		(0.05)	—	—
Net realized gains on investments	—	—		—	(1.84)	(5.48)
Total distributions	—	(0.02)		(0.05)	(1.84)	(5.48)

Net Asset Value, End of Period	$26.17	$27.30		$22.38	$18.63	$28.81

Total Return	(4.10)%	22.10	%(b)	20.40%	(30.68)%	(7.22)%

Ratios to Average Net Assets:
Gross expenses	1.94%	1.96%		2.03%	1.93%	1.76%
Net expenses	1.68%	1.68%		1.67%	1.63%	1.63%
Net investment income (loss)	(0.34)%	(0.34)%		0.25%	0.28%	(0.21)%

Supplemental Data:
Net assets, end of period (000’s)	$25,208	$27,251		$21,301	$18,853	$31,970
Portfolio turnover rate(c)	267%	412%		385%	459%	291%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and the total return would be lower.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

54  ::  ProFund VP Asia 30  ::  Management Discussion of Fund Performance

ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -27.00%. For the same period, the Index had a total return of -26.88%(1) and a volatility of 32.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Asia 30	-27.00%	-1.41%	7.40%
ProFunds Asia 30 Index	-26.88%	-1.33%	7.72%
MSCI AC Asia Pacific Free Excluding Japan Index	-15.38%	2.92%	11.78%

Expense Ratios**

Fund	Gross	Net
ProFund VP Asia 30	1.74%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BHP Billiton, Ltd.	5.9%
PetroChina Co., Ltd.	5.8%
China Unicom, Ltd.	5.6%
Melco Crown Entertainment, Ltd.	5.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%

ProFunds Asia 30 Index — Composition

Industry Breakdown	% of Index
Communications	30%
Basic Materials	13%
Energy	13%
Financial	11%
Consumer Cyclical	10%
Other	23%

Country Breakdown
China	42%
Hong Kong	16%
India	15%
South Korea	14%
Taiwan	7%
Australia	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)          The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region of the country of Japan.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements  ::  ProFund VP Asia 30  ::  55

Schedule of Portfolio Investments  ::  December 31, 2011

Common Stocks (100.0%)

	Shares	Value
AU Optronics Corp.ADR (Electronics)	157,584	$680,763
Baidu, Inc.ADR* (Internet)	13,467	1,568,501
BHP Billiton, Ltd.ADR (Mining)	33,165	2,342,444
China Life Insurance Co., Ltd.ADR (Insurance)	47,838	1,768,571
China Mobile, Ltd.ADR (Telecommunications)	40,200	1,949,298
China Unicom, Ltd.ADR (Telecommunications)	104,721	2,212,755
CNOOC, Ltd.ADR (Oil & Gas)	10,653	1,860,866
Ctrip.com International, Ltd.ADR* (Internet)	32,160	752,544
Focus Media Holding, Ltd.ADR* (Advertising)	58,692	1,143,907
HDFC Bank, Ltd.ADR (Banks)	53,265	1,399,804
Home Inns & Hotels Management, Inc.ADR* (Lodging)	42,210	1,089,018
ICICI Bank, Ltd.ADR (Banks)	39,396	1,041,236
Infosys Technologies, Ltd.ADR (Computers)	32,361	1,662,708
JA Solar Holdings Co., Ltd.ADR (Energy-Alternate Sources)	171,453	229,747
KT Corp.ADR* (Telecommunications)	91,455	1,430,356
LDK Solar Co., Ltd.ADR* (Energy-Alternate Sources)	116,781	489,312
LG. Philips LCD Co., Ltd.ADR (Electronics)	95,475	1,005,352
Melco Crown Entertainment, Ltd.ADR* (Lodging)	227,532	2,188,858
Mindray Medical International, Ltd.ADR (Healthcare-Products)	52,260	1,339,946
Netease.com, Inc.ADR* (Internet)	35,979	1,613,658
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	53,064	1,276,189
PetroChina Co., Ltd.ADR (Oil & Gas)	18,492	2,298,741
POSCOADR (Iron/Steel)	25,527	2,095,767
SK Telecom Co., Ltd.ADR (Telecommunications)	75,978	1,034,061
Sterlite Industries (India), Ltd.ADR (Mining)	103,917	720,145
Suntech Power Holdings Co., Ltd.ADR* (Electrical Components & Equipment)	161,805	357,589
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	167,433	2,161,560
Tata Motors, Ltd.ADR (Auto Manufacturers)	54,471	920,560
Trina Solar, Ltd.ADR* (Energy-Alternate Sources)	57,285	382,664
Yingli Green Energy Holding Co., Ltd.ADR* (Electrical Components & Equipment)	127,635	485,013
TOTAL COMMON STOCKS (Cost $25,937,674)		39,501,933

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $41,000	$41,000	$41,000
TOTAL REPURCHASE AGREEMENTS (Cost $41,000)		41,000
TOTAL INVESTMENT SECURITIES (Cost $25,978,674)—100.1%		39,542,933
Net other assets (liabilities)—(0.1)%		(21,861)
NET ASSETS—100.0%		$39,521,072

*                 Non-income producing security

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$1,143,907	2.9%
Auto Manufacturers	920,560	2.3%
Banks	2,441,040	6.2%
Commercial Services	1,276,189	3.2%
Computers	1,662,708	4.2%
Electrical Components & Equipment	842,602	2.1%
Electronics	1,686,115	4.3%
Energy-Alternate Sources	1,101,723	2.8%
Healthcare-Products	1,339,946	3.4%
Insurance	1,768,571	4.5%
Internet	3,934,703	10.0%
Iron/Steel	2,095,767	5.3%
Lodging	3,277,876	8.3%
Mining	3,062,589	7.7%
Oil & Gas	4,159,607	10.5%
Semiconductors	2,161,560	5.5%
Telecommunications	6,626,470	16.8%
Other**	19,139	NM
Total	$39,521,072	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2011:

	Value	% of Net Assets
Australia	$2,342,444	5.9%
China	16,656,266	42.2%
Hong Kong	6,350,911	16.1%
India	5,744,453	14.5%
South Korea	5,565,536	14.1%
Taiwan	2,842,323	7.2%
Other**	19,139	NM
Total	$39,521,072	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

56  ::  ProFund VP Asia 30  ::  Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$25,978,674
Securities, at value	39,501,933
Repurchase agreements, at value	41,000
Total Investment Securities, at value	39,542,933
Cash	277
Dividends receivable	90,879
Receivable for capital shares issued	387,642
Prepaid expenses	293
TOTAL ASSETS	40,022,024

LIABILITIES:
Payable for capital shares redeemed	4,686
Payable for investments purchased	393,133
Advisory fees payable	18,293
Management services fees payable	2,439
Administration fees payable	1,622
Administrative services fees payable	17,403
Distribution fees payable	17,056
Trustee fees payable	3
Transfer agency fees payable	2,616
Fund accounting fees payable	3,620
Compliance services fees payable	346
Other accrued expenses	39,735
TOTAL LIABILITIES	500,952
NET ASSETS	$39,521,072

NET ASSETS CONSIST OF:
Capital	$37,265,562
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(11,308,749)
Net unrealized appreciation (depreciation) on investments	13,564,259
NET ASSETS	$39,521,072

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	936,711
Net Asset Value (offering and redemption price per share)	$42.19

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,065,855
Interest	45
Foreign tax withholding	(126,339)
TOTAL INVESTMENT INCOME	939,561

EXPENSES:
Advisory fees	513,541
Management services fees	68,472
Administration fees	29,562
Transfer agency fees	43,516
Administrative services fees	188,015
Distribution fees	171,180
Custody fees	37,969
Fund accounting fees	59,079
Trustee fees	1,526
Compliance services fees	734
Other fees	104,330
Total Gross Expenses before reductions	1,217,924
Less Expenses reduced by the Advisor	(67,591)
TOTAL NET EXPENSES	1,150,333
NET INVESTMENT INCOME (LOSS)	(210,772)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,839,670
Change in net unrealized appreciation/depreciation on investments	(20,835,022)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(18,995,352)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,206,124)

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Asia 30 :: 57

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(210,772)	$26,280
Net realized gains (losses) on investments	1,839,670	17,742,326
Change in net unrealized appreciation/depreciation on investments	(20,835,022)	(12,227,584)
Change in net assets resulting from operations	(19,206,124)	5,541,022

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,280)	(72,405)
Net realized gains on investments	(4,423,387)	—
Change in net assets resulting from distributions	(4,449,667)	(72,405)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	60,163,280	151,009,723
Dividends reinvested	4,449,667	72,405
Value of shares redeemed	(100,759,808)	(174,074,537)
Change in net assets resulting from capital transactions	(36,146,861)	(22,992,409)
Change in net assets	(59,802,652)	(17,523,792)

NET ASSETS:
Beginning of period	99,323,724	116,847,516
End of period	$39,521,072	$99,323,724
Accumulated net investment income (loss)	$—	$26,280

SHARE TRANSACTIONS:
Issued	1,123,107	2,648,281
Reinvested	74,397	1,351
Redeemed	(1,885,747)	(3,200,589)
Change in shares	(688,243)	(550,957)

See accompanying notes to the financial statements.

58  ::  ProFund VP Asia 30  ::  Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$61.12	$53.70	$39.35	$90.97	$61.61

Investment Activities:
Net investment income (loss)(a)	(0.17)	0.02	0.04	0.52	0.32
Net realized and unrealized gains (losses) on investments	(15.32)	7.44	21.02	(44.39)	29.10
Total income (loss) from investment activities	(15.49)	7.46	21.06	(43.87)	29.42

Distributions to Shareholders From:
Net investment income	(0.02)	(0.04)	(0.47)	(0.58)	(0.06)
Net realized gains on investments	(3.42)	—	(6.24)	(7.17)	—
Total distributions	(3.44)	(0.04)	(6.71)	(7.75)	(0.06)

Net Asset Value, End of Period	$42.19	$61.12	$53.70	$39.35	$90.97

Total Return	(27.00)%	13.91%	54.20%	(50.82)%	47.74%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.74%	1.78%	1.69%	1.65%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.60%
Net investment income (loss)	(0.31)%	0.03%	0.08%	0.76%	0.42%

Supplemental Data:
Net assets, end of period (000’s)	$39,521	$99,324	$116,848	$57,071	$257,274
Portfolio turnover rate(b)	50%	158%	191%	177%	214%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance  ::  ProFund VP Europe 30  ::  59

ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index(1) (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -8.88%. For the same period, the Index had a price return of -11.25%(2) and a volatility of 31.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. Dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2011, the Fund invested in futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Europe 30	-8.88%	-4.51%	1.73%
ProFunds Europe 30 Index	-11.25%	-5.84%	0.90%
Dow Jones STOXX 50 Index	-19.74%	-11.14%	-1.11%

Expense Ratios**

Fund	Gross	Net
ProFund VP Europe 30	1.71%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Futures Contracts	6%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC - Class A	5.0%
BHP Billiton PLC	4.8%
Vodafone Group PLC	4.8%
HSBC Holdings PLC	4.5%
BP PLC	3.9%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Consumer Non-Cyclical	23%
Energy	22%
Communications	13%
Technology	12%
Basic Materials	11%
Other	19%

Country Breakdown
United Kingdom	41%
Netherlands	16%
Germany	8%
France	7%
Spain	6%
Other	22%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          Prior to September 4, 2001, Europe 30 ProFund was named “UltraEurope ProFund” and sought daily investment results, that corresponded to twice (2x) the daily performance of the ProFunds Europe Index (PEI). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the Deutsche Aktienindex and the CAC-40.

(2)          The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(4)          The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60  ::  ProFund VP Europe 30  ::  Financial Statements

Schedule of Portfolio Investments  ::  December 31, 2011

Common Stocks (94.1%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	11,968	$729,928
ArcelorMittalNYS (Iron/Steel)	22,032	400,762
ARM Holdings PLCADR (Semiconductors)	31,008	857,991
ASML Holding N.V.NYS (Semiconductors)	17,408	727,480
AstraZeneca PLCADR (Pharmaceuticals)	12,784	591,771
Banco Santander S.A.ADR (Banks)	82,144	617,723
Barclays PLCADR (Banks)	42,160	463,338
BHP Billiton PLCADR (Mining)	18,224	1,064,099
BP PLCADR (Oil & Gas)	20,400	871,896
Diageo PLCADR (Beverages)	7,616	665,791
Eni SpAADR (Oil & Gas)	10,336	426,567
Ensco PLCADR (Oil & Gas)	10,880	510,490
GlaxoSmithKline PLCADR (Pharmaceuticals)	15,776	719,859
HSBC Holdings PLCADR (Banks)	25,840	984,504
ING Groep N.V.ADR* (Insurance)	36,448	261,332
Koninklijke Phillips Electronics N.V.NYS (Electronics)	20,944	438,777
Nokia, Corp.ADR (Telecommunications)	66,096	318,583
Rio Tinto PLCADR (Mining)	17,136	838,293
Royal Dutch Shell PLC—Class AADR (Oil & Gas)	15,232	1,113,307
Sanofi-AventisADR (Pharmaceuticals)	18,496	675,844
SAP AGADR (Software)	15,776	835,339
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	6,256	649,999
Siemens AGADR (Miscellaneous Manufacturing)	8,704	832,190
Statoil ASAADR (Oil & Gas)	27,472	703,558
Telefonaktiebolaget LM EricssonADR (Telecommunications)	63,648	644,754
Telefonica S.A.ADR (Telecommunications)	41,616	715,379
Tenaris S.A.ADR (Metal Fabricate/Hardware)	14,416	535,987
Total S.A.ADR (Oil & Gas)	16,320	834,115
Unilever N.V.NYS (Food)	20,400	701,148
Vodafone Group PLCADR (Telecommunications)	37,536	1,052,134
TOTAL COMMON STOCKS (Cost $15,399,301)		20,782,938

Repurchase Agreements(a) (5.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $1,204,000	$1,204,000	$1,204,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,204,000)		1,204,000
TOTAL INVESTMENT SECURITIES (Cost $16,603,301)—99.5%		21,986,938
Net other assets (liabilities)—0.5%		106,294
NET ASSETS—100.0%		$22,093,232

*                      Non-income producing security

(a)               The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR     American Depositary Receipt

NYS          New York Shares

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,377,200)	22	$23,886

ProFund VP Europe 30 invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Banks	$2,065,565	9.3%
Beverages	1,395,719	6.3%
Electronics	438,777	2.0%
Food	701,148	3.2%
Insurance	261,332	1.2%
Iron/Steel	400,762	1.8%
Metal Fabricate/Hardware	535,987	2.4%
Mining	1,902,392	8.6%
Miscellaneous Manufacturing	832,190	3.8%
Oil & Gas	4,459,933	20.2%
Pharmaceuticals	2,637,473	11.9%
Semiconductors	1,585,471	7.2%
Software	835,339	3.8%
Telecommunications	2,730,850	12.4%
Other**	1,310,294	5.9%
Total	$22,093,232	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2011:

	Value	% of Net Assets
Belgium	$729,928	3.3%
Finland	318,583	1.4%
France	1,509,959	6.9%
Germany	1,667,529	7.6%
Ireland	649,999	2.9%
Italy	426,567	1.9%
Luxembourg	936,749	4.2%
Netherlands	3,242,044	14.7%
Norway	703,558	3.2%
Spain	1,333,102	6.0%
Sweden	644,754	2.9%
United Kingdom	8,620,166	39.1%
Other**	1,310,294	5.9%
Total	$22,093,232	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements  ::  ProFund VP Europe 30  ::  61

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$16,603,301
Securities, at value	20,782,938
Repurchase agreements, at value	1,204,000
Total Investment Securities, at value	21,986,938
Cash	712
Segregated cash balances with brokers	106,645
Dividends and interest receivable	85,748
Prepaid expenses	187
TOTAL ASSETS	22,180,230

LIABILITIES:
Payable for capital shares redeemed	16,317
Variation margin on futures contracts	5,775
Advisory fees payable	3,169
Management services fees payable	423
Administration fees payable	939
Administrative services fees payable	11,248
Distribution fees payable	9,891
Trustee fees payable	2
Transfer agency fees payable	1,515
Fund accounting fees payable	2,096
Compliance services fees payable	184
Other accrued expenses	35,439
TOTAL LIABILITIES	86,998
NET ASSETS	$22,093,232

NET ASSETS CONSIST OF:
Capital	$31,946,175
Accumulated net investment income (loss)	810,929
Accumulated net realized gains (losses) on investments	(16,071,395)
Net unrealized appreciation (depreciation) on investments	5,407,523
NET ASSETS	$22,093,232

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,150,373
Net Asset Value (offering and redemption price per share)	$19.21

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,711,958
Interest	209
Foreign tax withholding	(213,165)
TOTAL INVESTMENT INCOME	1,499,002

EXPENSES:
Advisory fees	307,175
Management services fees	40,956
Administration fees	17,516
Transfer agency fees	25,774
Administrative services fees	122,691
Distribution fees	102,392
Custody fees	8,359
Fund accounting fees	34,998
Trustee fees	911
Compliance services fees	407
Printing fees	46,222
Other fees	26,987
Total Gross Expenses before reductions	734,388
Less Expenses reduced by the Advisor	(46,315)
TOTAL NET EXPENSES	688,073
NET INVESTMENT INCOME (LOSS)	810,929

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,376,784)
Net realized gains (losses) on futures contracts	95,943
Change in net unrealized appreciation/depreciation on investments	(4,610,972)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(5,891,813)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,080,884)

See accompanying notes to the financial statements.

62  ::  ProFund VP Europe 30  ::  Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$810,929	$429,486
Net realized gains (losses) on investments	(1,280,841)	3,711,963
Change in net unrealized appreciation/depreciation on investments	(4,610,972)	(5,963,084)
Change in net assets resulting from operations	(5,080,884)	(1,821,635)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(429,485)	(807,118)
Change in net assets resulting from distributions	(429,485)	(807,118)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	64,478,773	75,031,502
Dividends reinvested	429,485	807,118
Value of shares redeemed	(85,574,908)	(87,555,070)
Change in net assets resulting from capital transactions	(20,666,650)	(11,716,450)
Change in net assets	(26,177,019)	(14,345,203)
NET ASSETS:
Beginning of period	48,270,251	62,615,454
End of period	$22,093,232	$48,270,251
Accumulated net investment income (loss)	$810,929	$429,485
SHARE TRANSACTIONS:
Issued	2,939,049	3,750,046
Reinvested	18,804	39,476
Redeemed	(4,076,424)	(4,494,054)
Change in shares	(1,118,571)	(704,532)

See accompanying notes to the financial statements.

Financial Highlights  ::  ProFund VP Europe 30  ::  63

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$21.27	$21.06	$16.32	$35.53	$31.99

Investment Activities:
Net investment income (loss)(a)	0.43	0.19	0.27	0.60	0.31
Net realized and unrealized gains (losses) on investments	(2.29)	0.35 (b)	4.99	(14.76)	4.33
Total income (loss) from investment activities	(1.86)	0.54	5.26	(14.16)	4.64

Distributions to Shareholders From:
Net investment income	(0.20)	(0.33)	(0.52)	(0.63)	(0.78)
Net realized gains on investments	—	—	—	(4.42)	(0.32)
Total distributions	(0.20)	(0.33)	(0.52)	(5.05)	(1.10)

Net Asset Value, End of Period	$19.21	$21.27	$21.06	$16.32	$35.53

Total Return	(8.88)%	2.63%	32.30%	(44.00)%	14.58%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.71%	1.78%	1.70%	1.66%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.61%
Net investment income (loss)	1.98%	0.95%	1.48%	2.12%	0.88%

Supplemental Data:
Net assets, end of period (000’s)	$22,093	$48,270	$62,615	$31,407	$131,721
Portfolio turnover rate(c)	116%	180%	150%	160%	280%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

64  ::  ProFund VP International  ::  Management Discussion of Fund Performance

ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2011, the Fund had a total return of -14.34%. For the same period, the Index had a total return of -11.73%(1) and a volatility of 23.25%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP International from August 31, 2007 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Since Inception
ProFund VP International	-14.34%	-9.32%
MSCI EAFE Index	-11.73%	-6.53%

Expense Ratios**

Fund	Gross	Net
ProFund VP International	1.70%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	21%
Industrials	12%
Consumer Staples	12%
Materials	10%
Consumer Discretionary	10%
Other	35%

Country Breakdown
United Kingdom	23%
Japan	22%
France	9%
Switzerland	9%
Australia	8%
Other	29%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded MSCI EAFE futures contract.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements  ::  ProFund VP International  ::  65

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (100.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $5,686,000	$5,686,000	$5,686,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,686,000)		5,686,000
TOTAL INVESTMENT SECURITIES (Cost $5,686,000)—100.0%		5,686,000
Net other assets (liabilities)—NM		(286)
NET ASSETS—100.0%		$5,685,714

(a)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $852,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase

NM                   Not Meaningful, amount is less than 0.05%.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$3,391,014	$9,780
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	2,298,418	6,162
		$15,942

See accompanying notes to the financial statements.

66  ::  ProFund VP International  ::  Financial Statements

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$5,686,000
Repurchase agreements, at value	5,686,000
Total Investment Securities, at value	5,686,000
Cash	92
Segregated cash balances with custodian	50
Unrealized gain on swap agreements	15,942
Receivable for capital shares issued	2,112
Prepaid expenses	70
TOTAL ASSETS	5,704,266

LIABILITIES:
Payable for capital shares redeemed	2,386
Advisory fees payable	680
Management services fees payable	91
Administration fees payable	229
Administrative services fees payable	3,333
Distribution fees payable	3,410
Transfer agency fees payable	369
Fund accounting fees payable	511
Compliance services fees payable	46
Other accrued expenses	7,497
TOTAL LIABILITIES	18,552
NET ASSETS	$5,685,714

NET ASSETS CONSIST OF:
Capital	$8,937,333
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(3,267,561)
Net unrealized appreciation (depreciation) on investments	15,942
NET ASSETS	$5,685,714

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	305,118
Net Asset Value (offering and redemption price per share)	$18.63

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$5,960

EXPENSES:
Advisory fees	105,007
Management services fees	14,001
Administration fees	5,934
Transfer agency fees	8,630
Administrative services fees	33,492
Distribution fees	35,003
Custody fees	7,427
Fund accounting fees	11,617
Trustee fees	302
Compliance services fees	142
Other fees	22,066
Total Gross Expenses before reductions	243,621
Less Expenses reduced by the Advisor	(12,064)
TOTAL NET EXPENSES	231,557
NET INVESTMENT INCOME (LOSS)	(225,597)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(9,819)
Net realized gains (losses) on futures contracts	76,237
Net realized gains (losses) on swap agreements	(2,208,270)
Change in net unrealized appreciation/depreciation on investments	(213,262)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,355,114)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,580,711)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP International :: 67

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010

FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(225,597)	$(178,451)
Net realized gains (losses) on investments	(2,141,852)	(1,091,058)
Change in net unrealized appreciation/depreciation on investments	(213,262)	256,142
Change in net assets resulting from operations	(2,580,711)	(1,013,367)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(577,242)
Change in net assets resulting from distributions	—	(577,242)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,377,893	39,853,674
Dividends reinvested	—	577,242
Value of shares redeemed	(32,519,041)	(31,591,668)
Change in net assets resulting from capital transactions	(12,141,148)	8,839,248
Change in net assets	(14,721,859)	7,248,639

NET ASSETS:
Beginning of period	20,407,573	13,158,934
End of period	$5,685,714	$20,407,573
Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	931,031	1,955,505
Reinvested	—	28,733
Redeemed	(1,563,689)	(1,671,506)
Change in shares	(632,658)	312,732

See accompanying notes to the financial statements.

68 :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$21.76	$21.05	$16.89		$30.68	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.35)	(0.32)	(0.32)		0.04	0.30
Net realized and unrealized gains (losses) on investments	(2.78)	1.89 (c)	4.38		(13.60)	0.38
Total income (loss) from investment activities	(3.13)	1.57	4.06		(13.56)	0.68
Capital Transactions:	—	—	0.10	(d)	—	—

Distributions to Shareholders From:
Net investment income	—	—	—	(e)	(0.23)	—
Net realized gains on investments	—	(0.86)	—		—	—
Total distributions	—	(0.86)	—	(e)	(0.23)	—

Net Asset Value, End of Period	$18.63	$21.76	$21.05		$16.89	$30.68

Total Return	(14.34)%	7.80%	24.65	%(d)	(44.40)%	2.27	%(f)

Ratios to Average Net Assets:
Gross expenses(g)	1.74%	1.70%	1.69%		1.87%	1.76%
Net expenses(g)	1.65%	1.68%	1.68%		1.63%	1.63%
Net investment income (loss)(g)	(1.61)%	(1.58)%	(1.62)%		0.19%	2.95%

Supplemental Data:
Net assets, end of period (000’s)	$5,686	$20,408	$13,159		$1,018	$483
Portfolio turnover rate(h)	—	—	—		—	—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)

The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(e)	Amount is less than $0.005.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Emerging Markets :: 69

ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -19.70%. For the same period, the Index had a total return of -18.25%(1) and a volatility of 27.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from August 31, 2007 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Since Inception
ProFund VP Emerging Markets	-19.70%	-4.05%
Bank of New York Mellon Emerging Markets 50 ADR Index	-18.25%	-2.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP Emerging Markets	1.68%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	8%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.7%
China Mobile, Ltd.	5.4%
Petroleo Brasileiro S.A.	5.3%
America Movil S.A.B. de C.V.	4.6%
Vale S.A.	4.4%

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Basic Materials	21%
Communications	20%
Energy	20%
Financial	16%
Technology	11%
Other	12%

Country Breakdown
Brazil	37%
China	20%
Taiwan	10%
Mexico	9%
Other	24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

70 :: ProFund VP Emerging Markets :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (68.9%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.—Series EADR (Semiconductors)	18,849	$81,805
America Movil S.A.B. de C.V.ADR (Telecommunications)	33,672	760,987
AngloGold Ashanti, Ltd.ADR (Mining)	6,588	279,661
Baidu, Inc.ADR* (Internet)	2,379	277,082
BRF-Brazil Foods S.A.ADR (Food)	11,712	228,970
Cemex S.A.B. de C.V.ADR* (Building Materials)	17,751	95,678
China Life Insurance Co., Ltd.ADR (Insurance)	8,601	317,979
China Mobile, Ltd.ADR (Telecommunications)	18,300	887,367
China Petroleum and Chemical Corp.ADR (Oil & Gas)	2,928	307,586
China Telecom Corp., Ltd.ADR (Telecommunications)	2,379	135,912
China Unicom, Ltd.ADR (Telecommunications)	8,235	174,006
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	6,771	225,339
CNOOC, Ltd.ADR (Oil & Gas)	2,562	447,530
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	4,209	121,514
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	13,725	112,270
Companhia Vale Do Rio DoceADR (Mining)	22,875	490,669
Compania de Minas Buenaventura S.A.ADR (Mining)	2,745	105,243
Ecopetrol S.A.ADR (Oil & Gas)	3,660	162,943
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	1,830	81,161
Enersis S.A.ADR (Electric)	4,575	80,657
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	3,294	229,625
Gold Fields, Ltd.ADR (Mining)	12,627	192,562
Grupo Televisa S.A.ADR (Media)	9,882	208,115
Harmony Gold Mining Co., Ltd.ADR (Mining)	6,222	72,424
HDFC Bank, Ltd.ADR (Banks)	9,882	259,699
ICICI Bank, Ltd.ADR (Banks)	7,503	198,304
Infosys Technologies, Ltd.ADR (Computers)	8,418	432,517
KB Financial Group, Inc.ADR* (Diversified Financial Services)	6,771	212,203
Korea Electric Power Corp.ADR* (Electric)	9,150	100,467
Mobile TeleSystemsADR (Telecommunications)	8,967	131,636
PetroChina Co., Ltd.ADR (Oil & Gas)	3,660	454,975
Petroleo Brasileiro S.A.ADR (Oil & Gas)	28,731	713,965
POSCOADR (Iron/Steel)	4,758	390,632
PT Telekomunikasi IndonesiaADR (Telecommunications)	4,209	129,385
Sasol, Ltd.ADR (Oil & Gas)	8,601	407,687
Shinhan Financial Group Co., Ltd.ADR* (Diversified Financial Services)	3,843	262,131
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,647	88,691
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	85,095	1,098,576
Tata Motors, Ltd.ADR (Auto Manufacturers)	6,039	102,059
Ultrapar Participacoes S.A.ADR (Chemicals)	7,137	122,756
United Microelectronics Corp.ADR (Semiconductors)	45,384	97,122
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	3,477	73,747
TOTAL COMMON STOCKS (Cost $11,386,321)		11,353,637

Preferred Stocks (22.9%)

Banco Bradesco S.A. (Banks)	33,489	$558,596
Companhia de Bebidas das Americas (AmBev) (Beverages)	13,908	501,940
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	6,771	120,456
Gerdau S.A. (Iron/Steel)	15,555	121,485
Itau Unibanco Holding S.A. (Banks)	38,979	723,450
Petroleo Brasileiro S.A. (Oil & Gas)	37,149	872,630
Telefonica Brasil S.A. (Telecommunications)	5,124	140,039
Vale S.A. (Mining)	35,502	731,341
TOTAL PREFERRED STOCKS (Cost $3,860,358)		3,769,937

Repurchase Agreements(a)(b) (8.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $1,334,000	$1,334,000	$1,334,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,334,000)		1,334,000
TOTAL INVESTMENT SECURITIES (Cost $16,580,679)—99.9%		16,457,574
Net other assets (liabilities)—0.1%		19,793
NET ASSETS—100.0%		$16,477,367

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $536,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$665,144	$(2,665)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	681,974	(3,735)
		$(6,400)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 71

ProFund VP Emerging Markets invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Auto Manufacturers	$102,059	0.6%
Banks	1,740,049	10.6%
Beverages	853,079	5.2%
Building Materials	95,678	0.6%
Chemicals	211,447	1.3%
Coal	73,747	0.4%
Computers	432,517	2.6%
Diversified Financial Services	474,334	2.9%
Electric	382,741	2.3%
Food	228,970	1.4%
Insurance	317,979	1.9%
Internet	277,082	1.7%
Iron/Steel	624,387	3.8%
Media	208,115	1.3%
Mining	1,871,900	11.4%
Oil & Gas	3,367,316	20.3%
Semiconductors	1,277,503	7.8%
Telecommunications	2,584,671	15.7%
Other**	1,353,793	8.2%
Total	$16,477,367	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of December 31, 2011:

	Value	% of Net Assets
Brazil	$5,560,081	33.7%
Chile	250,509	1.5%
China	3,076,184	18.6%
Colombia	162,943	1.0%
India	992,579	6.0%
Indonesia	129,385	0.8%
Mexico	1,294,405	7.9%
Peru	105,243	0.6%
Russia	131,636	0.8%
South Africa	952,334	5.8%
South Korea	965,433	5.9%
Taiwan	1,502,842	9.2%
Other**	1,353,793	8.2%
Total	$16,477,367	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

72 :: ProFund VP Emerging Markets :: Financial Statements

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$16,580,679
Securities, at value	15,123,574
Repurchase agreements, at value	1,334,000
Total Investment Securities, at value	16,457,574
Cash	406
Dividends and interest receivable	32,389
Receivable for capital shares issued	45,810
Prepaid expenses	145
TOTAL ASSETS	16,536,324

LIABILITIES:
Payable for capital shares redeemed	4,589
Unrealized loss on swap agreements	6,400
Advisory fees payable	6,622
Management services fees payable	883
Administration fees payable	668
Administrative services fees payable	10,015
Distribution fees payable	10,471
Trustee fees payable	1
Transfer agency fees payable	1,076
Fund accounting fees payable	1,489
Compliance services fees payable	128
Other accrued expenses	16,615
TOTAL LIABILITIES	58,957
NET ASSETS	$16,477,367

NET ASSETS CONSIST OF:
Capital	$20,185,391
Accumulated net investment income (loss)	206,621
Accumulated net realized gains (losses) on investments	(3,785,140)
Net unrealized appreciation (depreciation) on investments	(129,505)
NET ASSETS	$16,477,367

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	676,285
Net Asset Value (offering and redemption price per share)	$24.36

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$755,830
Interest	2,327
Foreign tax withholding	(88,287)
TOTAL INVESTMENT INCOME	669,870

EXPENSES:
Advisory fees	211,687
Management services fees	28,225
Administration fees	12,172
Transfer agency fees	17,781
Administrative services fees	68,427
Distribution fees	70,562
Custody fees	8,390
Fund accounting fees	24,296
Trustee fees	606
Compliance services fees	273
Other fees	46,931
Total Gross Expenses before reductions	489,350
Less Expenses reduced by the Advisor	(26,101)
TOTAL NET EXPENSES	463,249
NET INVESTMENT INCOME (LOSS)	206,621

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,150,922)
Net realized gains (losses) on swap agreements	(465,566)
Change in net unrealized appreciation/depreciation on investments	(4,240,376)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,856,864)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,650,243)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 73

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010

FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$206,621	$(26,118)
Net realized gains (losses) on investments	(2,616,488)	(1,168,653)
Change in net unrealized appreciation/depreciation on investments	(4,240,376)	3,559,673
Change in net assets resulting from operations	(6,650,243)	2,364,902

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(474,549)
Change in net assets resulting from distributions	—	(474,549)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	44,907,124	80,076,104
Dividends reinvested	—	474,549
Value of shares redeemed	(73,614,850)	(65,477,393)
Change in net assets resulting from capital transactions	(28,707,726)	15,073,260
Change in net assets	(35,357,969)	16,963,613

NET ASSETS:
Beginning of period	51,835,336	34,871,723
End of period	$16,477,367	$51,835,336
Accumulated net investment income (loss)	$206,621	$—

SHARE TRANSACTIONS:
Issued	1,624,959	2,902,962
Reinvested	—	17,524
Redeemed	(2,656,853)	(2,452,011)
Change in shares	(1,031,894)	468,475

See accompanying notes to the financial statements.

74 :: ProFund VP Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$30.35	$28.13	$17.34		$35.13	$30.00

Investment Activities:
Net investment income (loss)(b)	0.21	(0.02)	(0.33)		0.10	0.35
Net realized and unrealized gains (losses) on investments	(6.20)	2.71	11.14		(17.62)	4.78
Total income (loss) from investment activities	(5.99)	2.69	10.81		(17.52)	5.13

Distributions to Shareholders From:
Net investment income	—	—	(0.02)		(0.26)	—
Net realized gains on investments	—	(0.47)	—		(0.01)	—
Total distributions	—	(0.47)	(0.02)		(0.27)	—

Net Asset Value, End of Period	$24.36	$30.35	$28.13		$17.34	$35.13

Total Return	(19.70)%	9.77%	62.36%		(50.09)%	17.07	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.73%	1.68%	1.70%		1.68%	1.68%
Net expenses(d)	1.64%	1.68%	1.68%		1.63%	1.63%
Net investment income (loss)(d)	0.73%	(0.08)%	(1.36)%		0.34%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$16,477	$51,835	$34,872		$4,310	$3,325
Portfolio turnover rate(e)	32%	35%	7	%(f)	—	—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate changed from prior period due to a change in investment strategies that includes the purchase of equity securities.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Japan :: 75

ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2011, the Fund had a total return of -18.54%. For the same period, the Index had a total return of -10.45%, as measured in unhedged U.S. Dollar terms, or -15.65% in local (Japanese Yen) terms(1) and a volatility of 23.78%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the daily return of the Index. The Index is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

During the year ended December 31, 2011, the Fund invested in futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Japan	-18.54%	-14.86%	-3.60%
Nikkei 225 Stock Average - USD	-10.45%	-3.77%	3.32%
Nikkei 225 Stock Average - Yen	-15.65%	-11.80%	-1.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Japan	1.77%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrial	27%
Consumer Cyclical	25%
Consumer Non-Cyclical	18%
Technology	9%
Communications	8%
Other	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

76 :: ProFund VP Japan :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a) (88.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $6,484,000	$6,484,000	$6,484,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,484,000)		6,484,000
TOTAL INVESTMENT SECURITIES (Cost $6,484,000)—88.9%		6,484,000
Net other assets (liabilities)—11.1%		807,196
NET ASSETS—100.0%		$7,291,196

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contract expiring 3/9/12 (Underlying notional amount at value $7,300,600)	173	$(192,112)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 77

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$6,484,000
Repurchase agreements, at value	6,484,000
Total Investment Securities, at value	6,484,000
Cash	208
Segregated cash balances with brokers	836,888
Receivable for capital shares issued	11,457
Prepaid expenses	39
TOTAL ASSETS	7,332,592

LIABILITIES:
Variation margin on futures contracts	12,975
Advisory fees payable	11,058
Management services fees payable	1,474
Administration fees payable	316
Administrative services fees payable	3,539
Distribution fees payable	2,610
Trustee fees payable	1
Transfer agency fees payable	509
Fund accounting fees payable	704
Compliance services fees payable	51
Other accrued expenses	8,159
TOTAL LIABILITIES	41,396
NET ASSETS	$7,291,196

NET ASSETS CONSIST OF:
Capital	$24,711,400
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(17,228,092)
Net unrealized appreciation (depreciation) on investments	(192,112)
NET ASSETS	$7,291,196

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	702,907
Net Asset Value (offering and redemption price per share)	$10.37

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$3,134

EXPENSES:
Advisory fees	69,911
Management services fees	9,321
Administration fees	4,031
Transfer agency fees	5,972
Administrative services fees	31,288
Distribution fees	23,303
Custody fees	2,496
Fund accounting fees	8,088
Trustee fees	209
Compliance services fees	91
Printing fees	25,216
Other fees	6,224
Total Gross Expenses before reductions	186,150
Less Expenses reduced by the Advisor	(29,551)
TOTAL NET EXPENSES	156,599
NET INVESTMENT INCOME (LOSS)	(153,465)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(5,645)
Net realized gains (losses) on futures contracts	(2,288,236)
Change in net unrealized appreciation/depreciation on investments	(149,792)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,443,673)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,597,138)

See accompanying notes to the financial statements.

78 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010

FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(153,465)	$(188,483)
Net realized gains (losses) on investments	(2,293,881)	(157,805)
Change in net unrealized appreciation/depreciation on investments	(149,792)	(783,173)
Change in net assets resulting from operations	(2,597,138)	(1,129,461)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,291,619	43,184,308
Value of shares redeemed	(42,387,613)	(44,566,126)
Change in net assets resulting from capital transactions	(2,095,994)	(1,381,818)
Change in net assets	(4,693,132)	(2,511,279)

NET ASSETS:
Beginning of period	11,984,328	14,495,607
End of period	$7,291,196	$11,984,328
Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	3,435,680	3,413,892
Redeemed	(3,673,984)	(3,536,987)
Change in shares	(238,304)	(123,095)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Japan :: 79

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$12.73	$13.62	$12.41	$24.18	$28.59

Investment Activities:
Net investment income (loss)(a)	(0.19)	(0.20)	(0.20)	0.09	0.98
Net realized and unrealized gains (losses) on investments	(2.17)	(0.69)	1.48	(9.30)	(3.76)
Total income (loss) from investment activities	(2.36)	(0.89)	1.28	(9.21)	(2.78)

Distributions to Shareholders From:
Net investment income	—	—	(0.07)	(2.56)	(1.63)

Net Asset Value, End of Period	$10.37	$12.73	$13.62	$12.41	$24.18

Total Return	(18.54)%	(6.53)%	10.33%	(40.84)%	(9.99)%

Ratios to Average Net Assets:
Gross expenses	2.00%	1.77%	1.80%	1.72%	1.68%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(1.65)%	(1.58)%	(1.59)%	0.46%	3.44%

Supplemental Data:
Net assets, end of period (000’s)	$7,291	$11,984	$14,496	$11,393	$25,102
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

80 :: ProFund VP UltraSmall-Cap :: Management Discussion of Fund Performance

ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -18.83%. For the same period, the Index had a total return of -4.19%(1) and a volatility of 33.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP UltraSmall-Cap	-18.83%	-13.09%	-0.67%
Russell 2000 Index	-4.19%	0.15%	5.64%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraSmall-Cap	1.82%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	14%
Futures Contracts	13%
Swap Agreements	174%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HealthSpring, Inc.	NM
Netlogic Microsystems, Inc.	NM
HMS Holdings Corp.	NM
World Fuel Services Corp.	NM
SuccessFactors, Inc.	NM

NM  Not meaningful, amount is less than 0.05%.

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	21%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	6%
Energy	6%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraSmall-Cap :: 81

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (14.1%)

	Shares	Value
1st Source Corp. (Banks)	102	$2,584
3D Systems Corp.* (Computers)	102	1,469
99 Cents Only Stores* (Retail)	102	2,239
A123 Systems, Inc.* (Electrical Components & Equipment)	255	411
AAON, Inc. (Building Materials)	68	1,393
AAR Corp. (Aerospace/Defense)	102	1,955
Abaxis, Inc.* (Healthcare-Products)	68	1,882
ABIOMED, Inc.* (Healthcare-Products)	85	1,570
ABM Industries, Inc. (Commercial Services)	153	3,155
AboveNet, Inc.* (Internet)	68	4,421
Acacia Research Corp.* (Media)	119	4,345
Acadia Realty Trust (REIT)	34	685
Accelrys, Inc.* (Software)	272	1,828
Acco Brands Corp.* (Household Products/Wares)	136	1,312
Accretive Health, Inc.* (Commercial Services)	102	2,344
Accuray, Inc.* (Healthcare-Products)	170	719
Accuride Corp.* (Auto Parts & Equipment)	68	484
ACI Worldwide, Inc.* (Software)	119	3,408
Acorda Therapeutics, Inc.* (Biotechnology)	102	2,432
Actuant Corp.—Class A (Miscellaneous Manufacturing)	170	3,857
Acuity Brands, Inc. (Electrical Components & Equipment)	102	5,406
Acxiom Corp.* (Software)	170	2,076
ADTRAN, Inc. (Telecommunications)	136	4,102
Advance America Cash Advance Centers, Inc. (Commercial Services)	170	1,522
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	119	1,277
Advent Software, Inc.* (Software)	85	2,071
Advisory Board Co.* (Commercial Services)	34	2,523
Aegion Corp.* (Engineering & Construction)	102	1,565
Aeroflex Holding Corp.* (Semiconductors)	34	348
Aeropostale, Inc.* (Retail)	204	3,111
Aerovironment, Inc.* (Aerospace/Defense)	34	1,070
AFC Enterprises, Inc.* (Retail)	85	1,250
Affymetrix, Inc.* (Healthcare-Products)	170	695
Air Methods Corp.* (Healthcare-Services)	34	2,871
Air Transport Services Group, Inc.* (Transportation)	153	722
Aircastle, Ltd. (Trucking & Leasing)	170	2,162
Akorn, Inc.* (Pharmaceuticals)	153	1,701
Alaska Air Group, Inc.* (Airlines)	85	6,383
Alaska Communications Systems Group, Inc. (Telecommunications)	170	512
Albany International Corp.—Class A (Machinery-Diversified)	85	1,965
Align Technology, Inc.* (Healthcare-Products)	153	3,630
Alkermes PLC* (Pharmaceuticals)	238	4,132
Allegiant Travel Co.* (Airlines)	34	1,814
ALLETE, Inc. (Electric)	85	3,568
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	153	1,247
Alterra Capital Holdings, Ltd. (Insurance)	238	5,624
Altra Holdings, Inc.* (Machinery-Diversified)	85	1,601
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	1,286
AMCOL International Corp. (Mining)	68	1,826
Amedisys, Inc.* (Healthcare-Services)	85	927
AMERCO (Trucking & Leasing)	17	1,503
American Assets Trust, Inc. (REIT)	102	2,092
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	187	1,849
American Campus Communities, Inc. (REIT)	136	5,707
American Equity Investment Life Holding Co. (Insurance)	204	2,122
American Greetings Corp.—Class A (Household Products/Wares)	136	1,701
American Public Education, Inc.* (Commercial Services)	51	2,207
American Science & Engineering, Inc. (Electronics)	34	2,316
American States Water Co. (Water)	85	2,966
American Superconductor Corp.* (Electrical Components & Equipment)	119	439
American Vanguard Corp. (Chemicals)	68	907
Amerigon, Inc.* (Auto Parts & Equipment)	85	1,212
Amerisafe, Inc.* (Insurance)	85	1,976
Ameristar Casinos, Inc. (Lodging)	85	1,470
Amkor Technology, Inc.* (Semiconductors)	204	889
AMN Healthcare Services, Inc.* (Commercial Services)	119	527
AmSurg Corp.* (Healthcare-Services)	102	2,656
AmTrust Financial Services, Inc. (Insurance)	51	1,211
Amyris, Inc.* (Energy-Alternate Sources)	51	589
Analogic Corp. (Electronics)	51	2,923
Ancestry.com, Inc.* (Internet)	85	1,952
AngioDynamics, Inc.* (Healthcare-Products)	85	1,259
Anixter International, Inc.* (Telecommunications)	68	4,056
Ann, Inc.* (Retail)	119	2,949
Anworth Mortgage Asset Corp. (REIT)	544	3,416
Apco Oil & Gas International, Inc. (Oil & Gas)	34	2,778
Apogee Enterprises, Inc. (Building Materials)	102	1,251
Apollo Investment Corp. (Investment Companies)	527	3,394
Applied Industrial Technologies, Inc. (Machinery-Diversified)	102	3,587
Applied Micro Circuits Corp.* (Semiconductors)	221	1,485
Approach Resources, Inc.* (Oil & Gas)	68	2,000
Arbitron, Inc. (Commercial Services)	68	2,340
Ardea Biosciences, Inc.* (Pharmaceuticals)	51	857
Argo Group International Holdings, Ltd. (Insurance)	68	1,969
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	340	4,165
Arkansas Best Corp. (Transportation)	68	1,310
ARMOUR Residential REIT, Inc. (REIT)	119	839
ArQule, Inc.* (Biotechnology)	204	1,151
Arris Group, Inc.* (Telecommunications)	289	3,127
ArthroCare Corp.* (Healthcare-Products)	68	2,154
Artio Global Investors, Inc. (Diversified Financial Services)	68	332
Aruba Networks, Inc.* (Telecommunications)	204	3,778
Asbury Automotive Group, Inc.* (Retail)	68	1,466
Ascena Retail Group, Inc.* (Retail)	153	4,547
Ascent Media Corp.—Class A* (Entertainment)	51	2,587
Ashford Hospitality Trust (REIT)	102	816
Aspen Technology, Inc.* (Software)	204	3,539
Assisted Living Concepts, Inc.—Class A (Healthcare-Services)	68	1,013
Associated Estates Realty Corp. (REIT)	187	2,983
Astec Industries, Inc.* (Machinery-Construction & Mining)	85	2,738
Astoria Financial Corp. (Savings & Loans)	238	2,021

See accompanying notes to the financial statements.

82 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
athenahealth, Inc.* (Software)	102	$5,010
Atlantic Power Corp. (Electric)	187	2,674
Atlantic Tele-Network, Inc. (Telecommunications)	34	1,328
Atlas Air Worldwide Holdings, Inc.* (Transportation)	68	2,613
ATMI, Inc.* (Semiconductors)	68	1,362
ATP Oil & Gas Corp.* (Oil & Gas)	136	1,001
Atrion Corp. (Healthcare-Products)	17	4,084
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	119	2,372
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	323	662
Aveo Phamaceuticals, Inc.* (Biotechnology)	85	1,462
Avid Technology, Inc.* (Software)	85	725
Avis Budget Group, Inc.* (Commercial Services)	272	2,916
Avista Corp. (Electric)	119	3,064
AZZ, Inc. (Miscellaneous Manufacturing)	34	1,545
B&G Foods, Inc.—Class A (Food)	119	2,864
Badger Meter, Inc. (Electronics)	51	1,501
Balchem Corp. (Chemicals)	102	4,135
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	68	1,091
BancorpSouth, Inc. (Banks)	187	2,061
Bank of the Ozarks, Inc. (Banks)	68	2,015
Barnes & Noble, Inc.* (Retail)	68	985
Barnes Group, Inc. (Miscellaneous Manufacturing)	153	3,689
Basic Energy Services, Inc.* (Oil & Gas Services)	68	1,340
Beacon Roofing Supply, Inc.* (Distribution/ Wholesale)	119	2,407
Belden, Inc. (Electrical Components & Equipment)	85	2,829
Belo Corp.—Class A (Media)	221	1,392
Benchmark Electronics, Inc.* (Electronics)	187	2,519
Berkshire Hills Bancorp, Inc. (Savings & Loans)	85	1,886
Berry Petroleum Co.—Class A (Oil & Gas)	119	5,000
BGC Partners, Inc.—Class A (Diversified Financial Services)	238	1,414
Bill Barrett Corp.* (Oil & Gas)	119	4,054
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	85	1,383
BioMed Realty Trust, Inc. (REIT)	289	5,225
BJ’s Restaurants, Inc.* (Retail)	51	2,311
Black Box Corp. (Telecommunications)	85	2,383
Black Hills Corp. (Electric)	102	3,425
Blackbaud, Inc. (Software)	119	3,296
BlackRock Kelso Capital Corp. (Investment Companies)	221	1,803
Blount International, Inc.* (Miscellaneous Manufacturing)	136	1,975
Blue Coat Systems, Inc.* (Internet)	102	2,596
Blue Nile, Inc.* (Internet)	34	1,390
Bob Evans Farms, Inc. (Retail)	85	2,851
Boise, Inc. (Forest Products & Paper)	306	2,179
Boston Beer Co., Inc.—Class A* (Beverages)	17	1,846
Boston Private Financial Holdings, Inc. (Banks)	170	1,350
Bottomline Technologies, Inc.* (Software)	85	1,969
Boyd Gaming Corp.* (Lodging)	170	1,268
BPZ Resources, Inc.* (Oil & Gas)	255	724
Brady Corp.—Class A (Electronics)	119	3,757
Bravo Brio Restaurant Group, Inc.* (Retail)	51	875
Bridgepoint Education, Inc.* (Commercial Services)	51	1,173
Briggs & Stratton Corp. (Machinery-Diversified)	136	2,107
Brightpoint, Inc.* (Distribution/Wholesale)	187	2,012
Bristow Group, Inc. (Transportation)	102	4,834
BroadSoft, Inc.* (Internet)	68	2,054
Brookline Bancorp, Inc. (Savings & Loans)	170	1,435
Brooks Automation, Inc. (Semiconductors)	170	1,746
Brown Shoe Co., Inc. (Retail)	102	908
Brunswick Corp. (Leisure Time)	221	3,991
Buckeye Technologies, Inc. (Forest Products & Paper)	170	5,685
Buffalo Wild Wings, Inc.* (Retail)	51	3,443
Cabela’s, Inc.* (Retail)	102	2,593
Cabot Microelectronics Corp.* (Semiconductors)	51	2,410
CACI International, Inc.—Class A* (Computers)	68	3,803
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	102	403
Cal Dive International, Inc.* (Oil & Gas Services)	255	574
Cal-Maine Foods, Inc. (Food)	34	1,243
Calgon Carbon Corp.* (Environmental Control)	153	2,404
California Water Service Group (Water)	136	2,483
Calix, Inc.* (Telecommunications)	85	550
Callaway Golf Co. (Leisure Time)	170	940
Campus Crest Communities, Inc. (REIT)	102	1,026
Cantel Medical Corp. (Healthcare-Products)	34	950
Capella Education Co.* (Commercial Services)	51	1,839
Capital Lease Funding, Inc. (REIT)	255	1,030
Capstead Mortgage Corp. (REIT)	272	3,384
Capstone Turbine Corp.* (Electrical Components & Equipment)	765	887
Cardinal Financial Corp. (Banks)	136	1,461
Cardtronics, Inc.* (Commercial Services)	102	2,760
Carrizo Oil & Gas, Inc.* (Oil & Gas)	102	2,688
Carter’s, Inc.* (Apparel)	119	4,737
Cascade Corp. (Machinery-Diversified)	34	1,604
Casey’s General Stores, Inc. (Retail)	85	4,378
Cash America International, Inc. (Retail)	85	3,964
Cass Information Systems, Inc. (Banks)	34	1,237
Cathay Bancorp, Inc. (Banks)	204	3,046
Cavium, Inc.* (Semiconductors)	136	3,866
Cbeyond, Inc.* (Telecommunications)	85	681
CBL & Associates Properties, Inc. (REIT)	357	5,605
CEC Entertainment, Inc. (Retail)	68	2,343
Cell Therapeutics, Inc.* (Biotechnology)	408	473
Centene Corp.* (Healthcare-Services)	136	5,384
Central European Distribution Corp.* (Beverages)	170	744
Central Eurpoean Media Enterprises, Ltd.—Class A* (Media)	85	554
Central Garden & Pet Co.—Class A* (Household Products/Wares)	136	1,132
Central Vermont Public Service Corp. (Electric)	34	1,193
Century Aluminum Co.* (Mining)	153	1,302
Cenveo, Inc.* (Commercial Services)	187	636
Cepheid, Inc.* (Healthcare-Products)	170	5,850
Ceradyne, Inc.* (Miscellaneous Manufacturing)	68	1,821
CEVA, Inc.* (Semiconductors)	68	2,058
CH Energy Group, Inc. (Electric)	68	3,970
Charming Shoppes, Inc.* (Retail)	340	1,666
Chart Industries, Inc.* (Machinery-Diversified)	85	4,596
Checkpoint Systems, Inc.* (Electronics)	102	1,116
Chemed Corp. (Commercial Services)	68	3,482
Chemical Financial Corp. (Banks)	221	4,712
Chemtura Corp.* (Chemicals)	255	2,892
Cheniere Energy, Inc.* (Oil & Gas)	187	1,625
Chesapeake Lodging Trust (REIT)	102	1,577
Chesapeake Utilities Corp. (Gas)	34	1,474
Chiquita Brands International, Inc.* (Food)	136	1,134
Churchill Downs, Inc. (Entertainment)	51	2,659

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 83

Common Stocks, continued

	Shares	Value
CIBER, Inc.* (Computers)	221	$853
Cincinnati Bell, Inc.* (Telecommunications)	561	1,700
Cinemark Holdings, Inc. (Entertainment)	221	4,086
CIRCOR International, Inc. (Metal Fabricate/ Hardware)	34	1,201
Cirrus Logic, Inc.* (Semiconductors)	170	2,694
City Holding Co. (Banks)	51	1,728
CLARCOR, Inc. (Miscellaneous Manufacturing)	119	5,949
Clayton Williams Energy, Inc.* (Oil & Gas)	17	1,290
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	153	1,906
Clean Harbors, Inc.* (Environmental Control)	102	6,500
Clearwater Paper Corp.* (Forest Products & Paper)	68	2,421
Cleco Corp. (Electric)	136	5,182
Cloud Peak Energy, Inc.* (Coal)	170	3,284
CNO Financial Group, Inc.* (Insurance)	595	3,754
Coca-Cola Bottling Co. (Beverages)	17	995
Coeur d’Alene Mines Corp.* (Mining)	238	5,745
Cogent Communications Group, Inc.* (Internet)	119	2,010
Cognex Corp. (Machinery-Diversified)	102	3,651
Cohen & Steers, Inc. (Diversified Financial Services)	34	983
Coherent, Inc.* (Electronics)	51	2,666
Cohu, Inc. (Semiconductors)	119	1,351
Coinstar, Inc.* (Retail)	85	3,879
Colfax Corp.* (Miscellaneous Manufacturing)	85	2,421
Collective Brands, Inc.* (Retail)	153	2,199
Colonial Properties Trust (REIT)	204	4,255
Colony Financial, Inc. (REIT)	136	2,137
Columbia Banking System, Inc. (Banks)	153	2,948
Columbia Sportswear Co. (Apparel)	34	1,583
Columbus McKinnon Corp. NY* (Machinery-Diversified)	85	1,079
Comfort Systems USA, Inc. (Building Materials)	136	1,458
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	102	922
Community Bank System, Inc. (Banks)	136	3,781
Community Trust Bancorp, Inc. (Banks)	170	5,001
CommVault Systems, Inc.* (Software)	102	4,357
Compass Diversified Holdings (Holding Companies-Diversified)	136	1,685
Complete Production Services, Inc.* (Oil & Gas Services)	204	6,846
Computer Programs & Systems, Inc. (Software)	34	1,738
comScore, Inc.* (Internet)	85	1,802
Comstock Resources, Inc.* (Oil & Gas)	119	1,821
Comtech Telecommunications Corp. (Telecommunications)	85	2,433
Conceptus, Inc.* (Healthcare-Products)	85	1,074
Concur Technologies, Inc.* (Software)	102	5,181
CONMED Corp.* (Healthcare-Products)	85	2,182
Consolidated Communications Holdings, Inc. (Telecommunications)	204	3,886
Consolidated Graphics, Inc.* (Commercial Services)	34	1,642
Constant Contact, Inc.* (Internet)	85	1,973
Contango Oil & Gas Co.* (Oil & Gas)	34	1,978
Convergys Corp.* (Commercial Services)	272	3,473
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	153	2,144
Core-Mark Holding Co., Inc. (Distribution/ Wholesale)	34	1,346
Coresite Realty Corp. (REIT)	68	1,212
Corinthian Colleges, Inc.* (Commercial Services)	238	516
CoStar Group, Inc.* (Commercial Services)	68	4,538
Cousins Properties, Inc. (REIT)	187	1,199
Cracker Barrel Old Country Store, Inc. (Retail)	51	2,571
Credit Acceptance Corp.* (Diversified Financial Services)	17	1,399
CreXus Investment Corp. (REIT)	221	2,294
Crocs, Inc.* (Apparel)	221	3,264
Crosstex Energy, Inc. (Pipelines)	119	1,504
CSG Systems International, Inc.* (Software)	102	1,500
CSR PLCADR* (Semiconductors)	20	229
CTS Corp. (Electronics)	170	1,564
CubeSmart (REIT)	238	2,532
Cubic Corp. (Aerospace/Defense)	34	1,482
Cubist Pharmaceuticals, Inc.* (Biotechnology)	153	6,062
Curtiss-Wright Corp. (Aerospace/Defense)	85	3,003
CVB Financial Corp. (Banks)	238	2,387
CVR Energy, Inc.* (Oil & Gas)	221	4,139
Cyberonics, Inc.* (Healthcare-Products)	85	2,847
Cymer, Inc.* (Electronics)	68	3,384
CYS Investments, Inc. (REIT)	289	3,797
Daktronics, Inc. (Electronics)	102	976
Dana Holding Corp.* (Auto Parts & Equipment)	374	4,544
Darling International, Inc.* (Environmental Control)	289	3,841
DCT Industrial Trust, Inc. (REIT)	714	3,656
DealerTrack Holdings, Inc.* (Internet)	102	2,781
Delphi Financial Group, Inc.—Class A (Insurance)	153	6,778
Deltic Timber Corp. (Forest Products & Paper)	34	2,053
Deluxe Corp. (Commercial Services)	119	2,708
Denny’s Corp.* (Retail)	357	1,342
DepoMed, Inc.* (Pharmaceuticals)	204	1,057
Dexcom, Inc.* (Healthcare-Products)	170	1,583
DFC Global Corp.* (Commercial Services)	119	2,149
Diamond Foods, Inc. (Food)	51	1,646
DiamondRock Hospitality Co. (REIT)	476	4,589
Dice Holdings, Inc.* (Internet)	136	1,127
Digi International, Inc.* (Software)	85	949
Digital Generation, Inc.* (Media)	68	811
Digital River, Inc.* (Internet)	119	1,787
DigitalGlobe, Inc.* (Telecommunications)	85	1,454
Dime Community Bancshares, Inc. (Savings & Loans)	153	1,928
DineEquity, Inc.* (Retail)	34	1,435
Diodes, Inc.* (Semiconductors)	85	1,811
Dole Food Co., Inc.* (Food)	102	882
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	68	4,778
Domino’s Pizza, Inc.* (Retail)	153	5,194
Dorman Products, Inc.* (Auto Parts & Equipment)	51	1,883
Drew Industries, Inc.* (Building Materials)	68	1,668
Dril-Quip, Inc.* (Oil & Gas Services)	85	5,595
DTS, Inc.* (Home Furnishings)	51	1,389
Duff & Phelps Corp.—Class A (Diversified Financial Services)	119	1,726
DuPont Fabros Technology, Inc. (REIT)	153	3,706
Dycom Industries, Inc.* (Engineering & Construction)	102	2,134
Dynavax Technologies Corp.* (Biotechnology)	391	1,298
Dynegy, Inc.—Class A* (Electric)	255	706
Dynex Capital, Inc. (REIT)	153	1,397
E.W. Scripps Co.* (Media)	136	1,089
Eagle Materials, Inc. (Building Materials)	102	2,617
EarthLink, Inc. (Internet)	289	1,861
EastGroup Properties, Inc. (REIT)	51	2,217
Eastman Kodak Co.* (Miscellaneous Manufacturing)	680	442

See accompanying notes to the financial statements.

84 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Ebix, Inc. (Software)	68	$1,503
Echelon Corp.* (Computers)	102	497
Education Realty Trust, Inc. (REIT)	204	2,087
El Paso Electric Co. (Electric)	119	4,122
Electro Rent Corp. (Commercial Services)	102	1,749
Electro Scientific Industries, Inc. (Electronics)	68	985
Electronics for Imaging, Inc.* (Computers)	119	1,696
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	51	1,889
EMCOR Group, Inc. (Engineering & Construction)	170	4,558
Emergent Biosolutions, Inc.* (Biotechnology)	68	1,145
Emeritus Corp.* (Healthcare-Services)	102	1,786
Empire District Electric Co. (Electric)	102	2,151
Employers Holdings, Inc. (Insurance)	102	1,845
Emulex Corp.* (Semiconductors)	221	1,516
Encore Capital Group, Inc.* (Diversified Financial Services)	51	1,084
Encore Wire Corp. (Electrical Components & Equipment)	51	1,321
Endeavour International Corp.* (Oil & Gas)	136	1,182
Endologix, Inc.* (Healthcare-Products)	136	1,561
Energy Partners, Ltd.* (Oil & Gas)	119	1,737
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	187	5,962
EnergySolutions, Inc.* (Environmental Control)	187	578
EnerNOC, Inc.* (Electric)	68	739
EnerSys* (Electrical Components & Equipment)	119	3,090
Ennis, Inc. (Household Products/Wares)	85	1,133
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	51	1,682
Enstar Group, Ltd.* (Insurance)	17	1,669
Entegris, Inc.* (Semiconductors)	323	2,818
Entertainment Properties Trust (REIT)	102	4,458
Entropic Communications, Inc.* (Semiconductors)	204	1,042
Enzon Pharmaceuticals, Inc.* (Biotechnology)	170	1,139
EPIQ Systems, Inc. (Software)	119	1,430
Equity Lifestyle Properties, Inc. (REIT)	68	4,535
Equity One, Inc. (REIT)	51	866
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	51	1,468
Esterline Technologies Corp.* (Aerospace/ Defense)	68	3,806
Ethan Allen Interiors, Inc. (Home Furnishings)	68	1,612
Euronet Worldwide, Inc.* (Commercial Services)	136	2,513
Evercore Partners, Inc.—Class A (Diversified Financial Services)	51	1,358
Exact Sciences Corp.* (Biotechnology)	153	1,242
ExamWorks Group, Inc.* (Commercial Services)	68	645
Exelixis, Inc.* (Biotechnology)	340	1,610
Exide Technologies* (Auto Parts & Equipment)	255	671
Exlservice Holdings, Inc.* (Commercial Services)	34	761
Exponent, Inc.* (Engineering & Construction)	68	3,126
Express, Inc.* (Retail)	136	2,712
Exterran Holdings, Inc.* (Oil & Gas Services)	153	1,392
Extra Space Storage, Inc. (REIT)	187	4,531
EZCORP, Inc.—Class A* (Retail)	119	3,138
F.N.B. Corp. (Banks)	306	3,461
Fabrinet* (Miscellaneous Manufacturing)	51	698
Fair Isaac Corp. (Software)	102	3,656
FARO Technologies, Inc.* (Electronics)	51	2,346
FBL Financial Group, Inc.—Class A (Insurance)	51	1,735
Federal Signal Corp.* (Miscellaneous Manufacturing)	272	1,129
FEI Co.* (Electronics)	102	4,160
FelCor Lodging Trust, Inc.* (REIT)	442	1,348
Ferro Corp.* (Chemicals)	204	998
Fifth Street Finance Corp. (Investment Companies)	238	2,278
Financial Engines, Inc.* (Diversified Financial Services)	119	2,657
Finisar Corp.* (Telecommunications)	221	3,701
First American Financial Corp. (Insurance)	289	3,662
First Busey Corp. (Banks)	357	1,785
First Cash Financial Services, Inc.* (Retail)	85	2,983
First Commonwealth Financial Corp. (Banks)	323	1,699
First Financial Bancorp (Banks)	119	1,980
First Financial Bankshares, Inc. (Banks)	102	3,410
First Financial Corp. (Banks)	34	1,132
First Industrial Realty Trust, Inc.* (REIT)	170	1,739
First Midwest Bancorp, Inc. (Banks)	204	2,067
First Potomac Realty Trust (REIT)	102	1,331
FirstMerit Corp. (Banks)	238	3,601
Flagstone Reinsurance Holdings S.A. (Insurance)	170	1,409
Flotek Industries, Inc.* (Oil & Gas Services)	136	1,355
Flushing Financial Corp. (Savings & Loans)	119	1,503
Forestar Group, Inc.* (Real Estate)	102	1,543
FormFactor, Inc.* (Semiconductors)	289	1,462
Forrester Research, Inc.* (Commercial Services)	51	1,731
Forward Air Corp. (Transportation)	85	2,724
Franklin Electric Co., Inc. (Hand/Machine Tools)	51	2,222
Franklin Street Properties Corp. (REIT)	204	2,030
Fred’s, Inc. (Retail)	170	2,479
Fresh Del Monte Produce, Inc. (Food)	85	2,126
Frontline, Ltd. (Transportation)	119	511
FTI Consulting, Inc.* (Commercial Services)	102	4,327
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	51	841
Fuller (H.B.) Co. (Chemicals)	136	3,143
FX Energy, Inc.* (Oil & Gas)	187	898
G & K Services, Inc. (Textiles)	68	1,979
G-III Apparel Group, Ltd.* (Apparel)	51	1,270
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	17	739
Gaylord Entertainment Co.* (Lodging)	102	2,462
GenCorp, Inc.* (Aerospace/Defense)	187	995
Generac Holdings, Inc.* (Electrical Components & Equipment)	85	2,383
General Communication, Inc.—Class A* (Telecommunications)	136	1,331
Genesco, Inc.* (Retail)	51	3,149
Genesee & Wyoming, Inc.—Class A* (Transportation)	119	7,209
Genomic Health, Inc.* (Healthcare-Products)	51	1,295
Gentiva Health Services, Inc.* (Healthcare-Services)	85	574
GeoEye, Inc.* (Telecommunications)	68	1,511
GeoResources, Inc.* (Oil & Gas)	85	2,491
Georgia Gulf Corp.* (Chemicals)	85	1,657
Geron Corp.* (Biotechnology)	442	654
Getty Realty Corp. (REIT)	85	1,186
GFI Group, Inc. (Diversified Financial Services)	272	1,121
Gibraltar Industries, Inc.* (Building Materials)	102	1,424
Glacier Bancorp, Inc. (Banks)	272	3,272
Glatfelter (Forest Products & Paper)	136	1,920
Glimcher Realty Trust (REIT)	255	2,346
Global Geophysical Services, Inc.* (Oil & Gas Services)	51	343
Global Power Equipment Group, Inc.* (Machinery-Diversified)	17	404
Globe Specialty Metals, Inc. (Mining)	187	2,504

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 85

Common Stocks, continued

	Shares	Value
Globecomm Systems, Inc.* (Telecommunications)	68	$930
GNC Acquisition Holdings, Inc.—Class A* (Retail)	51	1,476
Golar LNG, Ltd. (Transportation)	85	3,778
Gold Resource Corp. (Mining)	68	1,445
Golden Star Resources, Ltd.* (Mining)	782	1,290
Goodrich Petroleum Corp.* (Oil & Gas)	85	1,167
Government Properties Income Trust (REIT)	102	2,300
Grand Canyon Education, Inc.* (Commercial Services)	85	1,357
Granite Construction, Inc. (Engineering & Construction)	102	2,419
Graphic Packaging Holding Co.* (Packaging & Containers)	442	1,883
Great Lakes Dredge & Dock Co. (Commercial Services)	204	1,134
Greatbatch, Inc.* (Healthcare-Products)	68	1,503
Greenlight Capital Re, Ltd.—Class A* (Insurance)	102	2,414
Griffon Corp. (Miscellaneous Manufacturing)	170	1,552
Group 1 Automotive, Inc. (Retail)	68	3,522
GT Advanced Technologies, Inc.* (Semiconductors)	306	2,215
Gulf Island Fabrication, Inc. (Oil & Gas Services)	51	1,490
GulfMark Offshore, Inc.—Class A* (Transportation)	68	2,857
Gulfport Energy Corp.* (Oil & Gas)	102	3,004
H&E Equipment Services, Inc.* (Commercial Services)	102	1,369
Haemonetics Corp.* (Healthcare-Products)	51	3,122
Halozyme Therapeutics, Inc.* (Biotechnology)	289	2,748
Hancock Holding Co. (Banks)	187	5,978
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	85	1,589
Harleysville Group, Inc. (Insurance)	68	3,847
Harmonic, Inc.* (Telecommunications)	340	1,714
Harte-Hanks, Inc. (Advertising)	136	1,236
Harvest Natural Resources, Inc.* (Oil & Gas)	102	753
Hatteras Financial Corp. (REIT)	221	5,828
Haynes International, Inc. (Metal Fabricate/Hardware)	34	1,856
Healthcare Realty Trust, Inc. (REIT)	170	3,160
Healthcare Services Group, Inc. (Commercial Services)	221	3,909
HEALTHSOUTH Corp.* (Healthcare-Services)	238	4,205
HealthSpring, Inc.* (Healthcare-Services)	170	9,272
Healthways, Inc.* (Healthcare-Services)	102	700
Heartland Express, Inc. (Transportation)	136	1,943
Heartland Payment Systems, Inc. (Commercial Services)	102	2,485
HeartWare International, Inc.* (Healthcare-Products)	34	2,346
Heckmann Corp.* (Environmental Control)	272	1,809
Hecla Mining Co. (Mining)	799	4,179
HEICO Corp. (Aerospace/Defense)	102	5,965
Heidrick & Struggles International, Inc. (Commercial Services)	51	1,099
Helen of Troy, Ltd.* (Household Products/Wares)	85	2,609
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	289	4,566
Hercules Offshore, Inc.* (Oil & Gas)	272	1,208
Hercules Technology Growth Capital, Inc. (Private Equity)	187	1,765
Herman Miller, Inc. (Office Furnishings)	136	2,509
Hersha Hospitality Trust (REIT)	425	2,074
Hexcel Corp.* (Miscellaneous Manufacturing)	255	6,174
HFF, Inc.—Class A* (Real Estate)	85	878
Hibbett Sports, Inc.* (Retail)	68	3,072
Higher One Holdings, Inc.* (Diversified Financial Services)	85	1,567
Highwoods Properties, Inc. (REIT)	102	3,026
Hillenbrand, Inc. (Commercial Services)	153	3,415
Hilltop Holdings, Inc.* (Insurance)	170	1,437
Hittite Microwave Corp.* (Semiconductors)	85	4,197
HMS Holdings Corp.* (Commercial Services)	255	8,155
HNI Corp. (Office Furnishings)	119	3,106
Home Bancshares, Inc. (Banks)	68	1,762
Home Properties, Inc. (REIT)	68	3,915
Horace Mann Educators Corp. (Insurance)	119	1,631
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	68	2,109
Horsehead Holding Corp.* (Mining)	102	919
Hot Topic, Inc. (Retail)	119	787
HSN, Inc. (Retail)	102	3,699
Hub Group, Inc.—Class A* (Transportation)	102	3,308
Hudson Pacific Properties, Inc. (REIT)	85	1,204
Huron Consulting Group, Inc.* (Commercial Services)	68	2,634
Hyperdynamics Corp.* (Oil & Gas)	442	1,083
IBERIABANK Corp. (Banks)	68	3,352
ICF International, Inc.* (Commercial Services)	68	1,685
ICG Group, Inc.* (Internet)	102	787
Iconix Brand Group, Inc.* (Apparel)	187	3,046
ICU Medical, Inc.* (Healthcare-Products)	68	3,060
IDACORP, Inc. (Electric)	102	4,326
IDT Corp. (Telecommunications)	34	319
iGATE Corp.* (Computers)	85	1,337
II-VI, Inc.* (Electronics)	136	2,497
ImmunoGen, Inc.* (Biotechnology)	204	2,362
Impax Laboratories, Inc.* (Pharmaceuticals)	153	3,086
Incyte, Corp.* (Biotechnology)	221	3,317
Independent Bank Corp./MA (Banks)	85	2,320
Infinera Corp.* (Telecommunications)	357	2,242
Infinity Property & Casualty Corp. (Insurance)	34	1,929
InfoSpace, Inc.* (Internet)	170	1,868
Inland Real Estate Corp. (REIT)	221	1,682
Innophos Holdings, Inc. (Chemicals)	51	2,477
Innospec, Inc.* (Chemicals)	51	1,432
Inphi Corp.* (Semiconductors)	51	610
Insight Enterprises, Inc.* (Computers)	136	2,079
Insperity, Inc. (Commercial Services)	68	1,724
Insulet Corp.* (Healthcare-Products)	119	2,241
Integra LifeSciences Holdings* (Healthcare-Products)	51	1,572
Integrated Device Technology, Inc.* (Semiconductors)	357	1,949
Inter Parfums, Inc. (Cosmetics/Personal Care)	51	794
Interactive Intelligence Group, Inc.* (Software)	51	1,169
InterDigital, Inc. (Telecommunications)	119	5,185
Interface, Inc.—Class A (Office Furnishings)	119	1,373
Interline Brands, Inc.* (Building Materials)	102	1,588
Intermec, Inc.* (Machinery-Diversified)	136	933
InterMune, Inc.* (Biotechnology)	119	1,499
Internap Network Services Corp.* (Internet)	136	808
International Bancshares Corp. (Banks)	119	2,182
International Speedway Corp.—Class A (Entertainment)	68	1,724
Interval Leisure Group, Inc.* (Leisure Time)	119	1,620
INTL FCStone, Inc.* (Diversified Financial Services)	51	1,202
Intralinks Holdings, Inc.* (Internet)	85	530

See accompanying notes to the financial statements.

86 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Invacare Corp. (Healthcare-Products)	51	$780
Invesco Mortgage Capital, Inc. (REIT)	187	2,627
Investment Technology Group, Inc.* (Diversified Financial Services)	119	1,286
Investors Bancorp, Inc.* (Savings & Loans)	187	2,521
Investors Real Estate Trust (REIT)	238	1,736
ION Geophysical Corp.* (Oil & Gas Services)	323	1,980
IPC The Hospitalist Co.* (Healthcare-Services)	51	2,332
Iridium Communications, Inc.* (Telecommunications)	136	1,049
iRobot Corp.* (Machinery-Diversified)	68	2,030
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	170	2,035
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	357	2,574
iStar Financial, Inc.* (REIT)	340	1,799
Ixia* (Telecommunications)	102	1,072
IXYS Corp.* (Semiconductors)	85	921
J & J Snack Foods Corp. (Food)	51	2,717
j2 Global, Inc. (Computers)	136	3,827
Jack Henry & Associates, Inc. (Computers)	204	6,856
Jack in the Box, Inc.* (Retail)	136	2,842
Jaguar Mining, Inc.* (Mining)	255	1,627
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	85	1,199
James River Coal Co.* (Coal)	119	823
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	68	2,627
JDA Software Group, Inc.* (Software)	102	3,304
JetBlue Airways Corp.* (Airlines)	646	3,359
John Bean Technologies Corp. (Miscellaneous Manufacturing)	119	1,829
Jos. A. Bank Clothiers, Inc.* (Retail)	68	3,316
K12, Inc.* (Commercial Services)	85	1,525
Kadant, Inc.* (Machinery-Diversified)	51	1,153
Kaiser Aluminum Corp. (Mining)	51	2,340
Kaman Corp. (Aerospace/Defense)	68	1,858
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	136	2,141
Kaydon Corp. (Metal Fabricate/Hardware)	85	2,593
KB Home (Home Builders)	255	1,714
KBW, Inc. (Diversified Financial Services)	102	1,548
Kelly Services, Inc.—Class A (Commercial Services)	68	930
KEMET Corp.* (Electronics)	102	719
Kenexa Corp.* (Commercial Services)	68	1,816
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	238	602
Key Energy Services, Inc.* (Oil & Gas Services)	323	4,997
Kforce, Inc.* (Commercial Services)	102	1,258
Kilroy Realty Corp. (REIT)	170	6,472
Kindred Healthcare, Inc.* (Healthcare-Services)	136	1,601
KIT Digital, Inc.* (Internet)	119	1,006
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	289	3,416
Knight Transportation, Inc. (Transportation)	153	2,393
Knightsbridge Tankers, Ltd. (Transportation)	51	697
Knoll, Inc. (Office Furnishings)	119	1,767
Knology, Inc.* (Media)	85	1,207
Kodiak Oil & Gas Corp.* (Oil & Gas)	476	4,522
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	51	1,752
Korn/Ferry International* (Commercial Services)	119	2,030
Kraton Performance Polymers, Inc.* (Chemicals)	85	1,726
Krispy Kreme Doughnuts, Inc.* (Retail)	153	1,001
Kulicke & Soffa Industries, Inc.* (Semiconductors)	187	1,730
La-Z-Boy, Inc.* (Home Furnishings)	153	1,821
Laclede Group, Inc. (Gas)	119	4,816
Lakeland Financial Corp. (Banks)	136	3,518
Lancaster Colony Corp. (Food)	51	3,536
Landauer, Inc. (Commercial Services)	34	1,751
LaSalle Hotel Properties (REIT)	238	5,762
Lattice Semiconductor Corp.* (Semiconductors)	323	1,919
Layne Christensen Co.* (Engineering & Construction)	51	1,234
Leap Wireless International, Inc.* (Telecommunications)	153	1,421
Lexington Realty Trust (REIT)	323	2,419
LHC Group, Inc.* (Healthcare-Services)	51	654
Life Time Fitness, Inc.* (Leisure Time)	102	4,768
Limelight Networks, Inc.* (Internet)	221	654
Lincoln Educational Services Corp. (Commercial Services)	68	537
Lindsay Manufacturing Co. (Machinery-Diversified)	34	1,866
Liquidity Services, Inc.* (Internet)	51	1,882
Lithia Motors, Inc.—Class A (Retail)	85	1,858
Littelfuse, Inc. (Electrical Components & Equipment)	51	2,192
Live Nation, Inc.* (Commercial Services)	340	2,825
LivePerson, Inc.* (Computers)	153	1,920
Liz Claiborne, Inc.* (Retail)	204	1,761
LogMeIn, Inc.* (Telecommunications)	51	1,966
Loral Space & Communications, Inc.* (Telecommunications)	34	2,206
Louisiana-Pacific Corp.* (Building Materials)	357	2,881
LSB Industries, Inc.* (Miscellaneous Manufacturing)	51	1,430
LTC Properties, Inc. (REIT)	68	2,098
LTX-Credence Corp.* (Semiconductors)	153	819
Lufkin Industries, Inc. (Oil & Gas Services)	68	4,577
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,201
Luminex Corp.* (Healthcare-Products)	102	2,165
M.D.C. Holdings, Inc. (Home Builders)	102	1,798
Magellan Health Services, Inc.* (Healthcare-Services)	85	4,205
Magma Design Automation, Inc.* (Computers)	170	1,221
Magnum Hunter Resources Corp.* (Oil & Gas)	340	1,833
Maiden Holdings, Ltd. (Insurance)	153	1,340
Maidenform Brands, Inc.* (Apparel)	68	1,244
Main Street Capital Corp. (Investment Companies)	102	2,166
MAKO Surgical Corp.* (Healthcare-Products)	85	2,143
Manhattan Associates, Inc.* (Computers)	51	2,064
MannKind Corp.* (Pharmaceuticals)	238	595
ManTech International Corp.—Class A (Software)	68	2,124
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	85	1,119
MarketAxess Holdings, Inc. (Diversified Financial Services)	85	2,559
Marten Transport, Ltd. (Transportation)	51	917
Masimo Corp.* (Healthcare-Products)	119	2,224
MasTec, Inc.* (Engineering & Construction)	153	2,658
Materion Corp.* (Mining)	51	1,238
Matrix Service Co.* (Oil & Gas Services)	85	802
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	102	3,206
MAXIMUS, Inc. (Commercial Services)	102	4,218
Maxwell Technologies, Inc.* (Computers)	102	1,656
MB Financial, Inc. (Banks)	119	2,035
MCG Capital Corp. (Investment Companies)	408	1,628
McGrath Rentcorp (Commercial Services)	102	2,957
McMoRan Exploration Co.* (Oil & Gas)	272	3,958
MDC Partners, Inc.—Class A (Advertising)	68	919

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 87

Common Stocks, continued

	Shares	Value
Meadowbrook Insurance Group, Inc. (Insurance)	459	$4,902
Measurement Specialties, Inc.* (Electronics)	51	1,426
MedAssets, Inc.* (Software)	136	1,258
Medical Properties Trust, Inc. (REIT)	340	3,356
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	136	4,522
Medidata Solutions, Inc.* (Software)	51	1,109
Medifast, Inc.* (Commercial Services)	34	466
Medivation, Inc.* (Pharmaceuticals)	85	3,919
MedQuist Holdings, Inc.* (Software)	85	818
Mentor Graphics Corp.* (Computers)	221	2,997
Mercury Computer Systems, Inc.* (Computers)	102	1,356
Meredith Corp. (Media)	85	2,775
Meridian Bioscience, Inc. (Healthcare-Products)	119	2,242
Merit Medical Systems, Inc.* (Healthcare-Products)	85	1,137
Meritage Homes Corp.* (Home Builders)	102	2,365
Meritor, Inc.* (Auto Parts & Equipment)	255	1,357
Methode Electronics, Inc. (Electronics)	170	1,409
MFA Financial, Inc. (REIT)	918	6,169
MGE Energy, Inc. (Electric)	136	6,361
MGIC Investment Corp.* (Insurance)	476	1,775
Micrel, Inc. (Semiconductors)	119	1,203
Micromet, Inc.* (Biotechnology)	289	2,078
Microsemi Corp.* (Semiconductors)	221	3,702
MicroStrategy, Inc.—Class A* (Software)	17	1,841
Mid-America Apartment Communities, Inc. (REIT)	85	5,317
Mine Safety Appliances Co. (Environmental Control)	68	2,252
Minerals Technologies, Inc. (Chemicals)	51	2,883
MIPS Technologies, Inc.* (Semiconductors)	136	607
MKS Instruments, Inc. (Semiconductors)	136	3,784
Mobile Mini, Inc.* (Storage/Warehousing)	102	1,780
Modine Manufacturing Co.* (Auto Parts & Equipment)	153	1,447
Molina Healthcare, Inc.* (Healthcare-Services)	102	2,278
Momenta Pharmaceuticals, Inc.* (Biotechnology)	153	2,661
Monolithic Power Systems, Inc.* (Semiconductors)	85	1,281
Monotype Imaging Holdings, Inc.* (Software)	102	1,590
Monro Muffler Brake, Inc. (Commercial Services)	85	3,297
Montpelier Re Holdings, Ltd. (Insurance)	170	3,017
Moog, Inc.—Class A* (Aerospace/Defense)	119	5,228
Motricity, Inc.* (Telecommunications)	102	92
Move, Inc.* (Internet)	86	542
MTS Systems Corp. (Computers)	51	2,078
Mueller Industries, Inc. (Metal Fabricate/Hardware)	102	3,919
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	544	1,327
MVC Capital, Inc. (Investment Companies)	102	1,182
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	2,259
Myers Industries, Inc. (Miscellaneous Manufacturing)	119	1,468
MYR Group, Inc.* (Engineering & Construction)	68	1,302
NACCO Industries, Inc.—Class A (Machinery-Diversified)	17	1,517
Nanometrics, Inc.* (Semiconductors)	68	1,253
Nash Finch Co. (Food)	34	996
National CineMedia, Inc. (Entertainment)	136	1,686
National Financial Partners* (Diversified Financial Services)	119	1,609
National Health Investors, Inc. (REIT)	85	3,738
National Healthcare Corp. (Healthcare-Services)	51	2,137
National Penn Bancshares, Inc. (Banks)	323	2,726
National Presto Industries, Inc. (Aerospace/Defense)	17	1,591
National Retail Properties, Inc. (REIT)	170	4,485
National Western Life Insurance Co.—Class A (Insurance)	17	2,315
Natus Medical, Inc.* (Healthcare-Products)	85	802
Navigant Consulting Co.* (Commercial Services)	136	1,552
NBT Bancorp, Inc. (Banks)	289	6,396
Neenah Paper, Inc. (Forest Products & Paper)	51	1,138
Nektar Therapeutics* (Pharmaceuticals)	306	1,712
Nelnet, Inc.—Class A (Diversified Financial Services)	85	2,080
Neogen Corp.* (Pharmaceuticals)	85	2,604
Neoprobe Corp.* (Healthcare-Products)	221	579
NETGEAR, Inc.* (Telecommunications)	85	2,853
Netlogic Microsystems, Inc.* (Semiconductors)	170	8,427
NetScout Systems, Inc.* (Computers)	119	2,094
NetSuite, Inc.* (Software)	68	2,757
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	136	1,156
Neutral Tandem, Inc.* (Telecommunications)	102	1,090
New Jersey Resources Corp. (Gas)	119	5,855
Newcastle Investment Corp. (REIT)	221	1,028
NewMarket Corp. (Chemicals)	17	3,368
Newpark Resources, Inc.* (Oil & Gas Services)	221	2,100
Newport Corp.* (Electronics)	119	1,620
NIC, Inc. (Internet)	187	2,489
Noranda Aluminum Holding Corp. (Mining)	85	701
Nordic American Tankers, Ltd. (Transportation)	119	1,427
Northern Oil and Gas, Inc.* (Oil & Gas)	153	3,669
NorthStar Realty Finance Corp. (REIT)	391	1,865
Northwest Bancshares, Inc. (Savings & Loans)	425	5,287
Northwest Natural Gas Co. (Gas)	68	3,259
NorthWestern Corp. (Electric)	102	3,651
NPS Pharmaceuticals, Inc.* (Biotechnology)	238	1,568
NTELOS Holdings Corp. (Telecommunications)	68	1,386
Nu Skin Enterprises, Inc. (Retail)	119	5,780
Nutrisystem, Inc. (Internet)	85	1,099
NuVasive, Inc.* (Healthcare-Products)	102	1,284
NxStage Medical, Inc.* (Healthcare-Products)	119	2,116
Oasis Petroleum, Inc.* (Oil & Gas)	136	3,956
Oclaro, Inc.* (Telecommunications)	119	336
Ocwen Financial Corp.* (Diversified Financial Services)	187	2,708
OCZ Technology Group, Inc.* (Computers)	136	899
Office Depot, Inc.* (Retail)	646	1,389
OfficeMax, Inc.* (Retail)	204	926
Old Dominion Freight Line, Inc.* (Transportation)	119	4,823
Old National Bancorp (Banks)	204	2,377
Olin Corp. (Chemicals)	187	3,675
OM Group, Inc.* (Chemicals)	85	1,903
OMEGA Healthcare Investors, Inc. (REIT)	238	4,605
Omnicell, Inc.* (Software)	85	1,404
OmniVision Technologies, Inc.* (Semiconductors)	136	1,664
Omnova Solutions, Inc.* (Chemicals)	119	549
On Assignment, Inc.* (Commercial Services)	102	1,140
Oncothyreon, Inc.* (Biotechnology)	102	773
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	153	6,724
OpenTable, Inc.* (Internet)	51	1,996
Opko Health, Inc.* (Pharmaceuticals)	612	2,999

See accompanying notes to the financial statements.

88 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Oplink Communications, Inc.* (Telecommunications)	68	$1,120
OPNET Technologies, Inc. (Software)	34	1,247
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	119	1,457
OraSure Technologies, Inc.* (Healthcare-Products)	153	1,394
Orbital Sciences Corp.* (Aerospace/Defense)	204	2,964
Orient-Express Hotels, Ltd.—Class A* (Lodging)	289	2,159
Oriental Financial Group, Inc. (Banks)	204	2,470
Oritani Financial Corp. (Savings & Loans)	255	3,256
Ormat Technologies, Inc. (Electric)	51	920
Orthofix International N.V.* (Healthcare-Products)	51	1,797
OSI Systems, Inc.* (Electronics)	51	2,488
Otter Tail Corp. (Electric)	136	2,995
Overseas Shipholding Group, Inc. (Transportation)	68	743
Owens & Minor, Inc. (Distribution/Wholesale)	187	5,197
Oxford Industries, Inc. (Apparel)	34	1,534
OYO Geospace Corp.* (Oil & Gas Services)	17	1,315
P.F. Chang’s China Bistro, Inc. (Retail)	51	1,576
Pacific Biosciences of California, Inc.* (Biotechnology)	102	286
PacWest Bancorp (Banks)	68	1,289
Papa John’s International, Inc.* (Retail)	51	1,922
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	68	2,226
Parametric Technology Corp.* (Software)	289	5,277
Paramount Gold and Silver Corp.* (Mining)	323	691
PAREXEL International Corp.* (Commercial Services)	153	3,173
Park Electrochemical Corp. (Electronics)	102	2,613
Park National Corp. (Banks)	51	3,318
Parker Drilling Co.* (Oil & Gas)	306	2,194
Parkway Properties, Inc. (REIT)	68	670
Patriot Coal Corp.* (Coal)	255	2,160
PDL BioPharma, Inc. (Biotechnology)	425	2,635
Pebblebrook Hotel Trust (REIT)	153	2,935
Peet’s Coffee & Tea, Inc.* (Beverages)	34	2,131
Pegasystems, Inc. (Software)	51	1,499
Pendrell Corp.* (Commercial Services)	442	1,132
Penn Virginia Corp. (Oil & Gas)	136	719
PennantPark Investment Corp. (Investment Companies)	187	1,887
Pennsylvania REIT (REIT)	153	1,597
PennyMac Mortgage Investment Trust (REIT)	136	2,260
Penske Automotive Group, Inc. (Retail)	102	1,964
Perry Ellis International, Inc.* (Apparel)	51	725
Petroleum Development* (Oil & Gas)	68	2,387
PetroQuest Energy, Inc.* (Oil & Gas)	170	1,122
Pharmacyclics, Inc.* (Pharmaceuticals)	119	1,764
PharMerica Corp.* (Pharmaceuticals)	85	1,290
PHH Corp.* (Commercial Services)	153	1,637
Photronics, Inc.* (Semiconductors)	136	827
PICO Holdings, Inc.* (Water)	68	1,399
Piedmont Natural Gas Co., Inc. (Gas)	170	5,777
Pier 1 Imports, Inc.* (Retail)	272	3,789
Pinnacle Entertainment, Inc.* (Entertainment)	153	1,554
Pinnacle Financial Partners, Inc.* (Banks)	85	1,373
Pioneer Drilling Co.* (Oil & Gas)	136	1,316
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	68	1,374
Plantronics, Inc. (Telecommunications)	136	4,847
Platinum Underwriters Holdings, Ltd. (Insurance)	85	2,899
Plexus Corp.* (Electronics)	85	2,327
PMFG, Inc.* (Miscellaneous Manufacturing)	68	1,327
PNM Resources, Inc. (Electric)	221	4,029
PolyOne Corp. (Chemicals)	221	2,553
Pool Corp. (Distribution/Wholesale)	136	4,094
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	51	3,444
Portland General Electric Co. (Electric)	136	3,439
Post Properties, Inc. (REIT)	119	5,203
Potlatch Corp. (REIT)	102	3,173
Powell Industries, Inc.* (Electrical Components & Equipment)	34	1,064
Power Integrations, Inc. (Semiconductors)	68	2,255
Power-One, Inc.* (Electrical Components & Equipment)	187	731
Powerwave Technologies, Inc.* (Telecommunications)	102	212
Premiere Global Services, Inc.* (Telecommunications)	204	1,728
Prestige Brands Holdings, Inc.* (Household Products/Wares)	136	1,533
PriceSmart, Inc. (Retail)	51	3,549
Primerica, Inc. (Insurance)	102	2,370
Primoris Services Corp. (Holding Companies-Diversified)	85	1,269
PrivateBancorp, Inc. (Banks)	136	1,493
ProAssurance Corp. (Insurance)	85	6,785
Progress Software Corp.* (Software)	170	3,289
PROS Holdings, Inc.* (Software)	68	1,012
Prospect Capital Corp. (Investment Companies)	255	2,369
Prosperity Bancshares, Inc. (Banks)	102	4,116
Provident Financial Services, Inc. (Savings & Loans)	221	2,959
Provident New York Bancorp (Savings & Loans)	238	1,580
PS Business Parks, Inc. (REIT)	34	1,885
PSS World Medical, Inc.* (Healthcare-Products)	119	2,879
QLIK Technologies, Inc.* (Software)	170	4,114
Quad Graphics, Inc. (Commercial Services)	51	731
Quaker Chemical Corp. (Chemicals)	51	1,983
Quality Systems, Inc. (Software)	102	3,773
Quanex Building Products Corp. (Building Materials)	119	1,787
Quantum Corp.* (Computers)	595	1,428
Quest Software, Inc.* (Software)	153	2,846
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	136	5,655
Quidel Corp.* (Healthcare-Products)	85	1,286
Quiksilver, Inc.* (Apparel)	374	1,350
QuinStreet, Inc.* (Internet)	68	636
Radian Group, Inc. (Insurance)	357	835
Rambus, Inc.* (Semiconductors)	238	1,797
Ramco-Gershenson Properties Trust (REIT)	34	334
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	3,157
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	68	2,836
RealD, Inc.* (Computers)	85	675
RealPage, Inc.* (Software)	85	2,148
Red Robin Gourmet Burgers, Inc.* (Retail)	34	942
Redwood Trust, Inc. (REIT)	221	2,250
Regis Corp. (Retail)	153	2,532
Renasant Corp. (Banks)	119	1,785
Rent-A-Center, Inc. (Commercial Services)	153	5,661
Resolute Energy Corp.* (Oil & Gas)	136	1,469
Resource Capital Corp. (REIT)	561	3,147
Resources Connection, Inc. (Commercial Services)	136	1,440

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 89

Common Stocks, continued

	Shares	Value
Retail Opportunity Investments Corp. (REIT)	119	$1,409
Rex Energy Corp.* (Oil & Gas)	102	1,506
RF Micro Devices, Inc.* (Telecommunications)	663	3,580
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	204	1,610
RightNow Technologies, Inc.* (Software)	68	2,906
Rite Aid Corp.* (Retail)	1,394	1,756
RLI Corp. (Insurance)	68	4,954
RLJ Lodging Trust (REIT)	68	1,144
Robbins & Myers, Inc. (Machinery-Diversified)	102	4,952
Rofin-Sinar Technologies, Inc.* (Electronics)	68	1,554
Rogers Corp.* (Electronics)	34	1,253
Rollins, Inc. (Commercial Services)	221	4,911
Rosetta Resources, Inc.* (Oil & Gas)	136	5,916
RSC Holdings, Inc.* (Commercial Services)	204	3,774
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	68	1,578
Ruby Tuesday, Inc.* (Retail)	170	1,173
Ruddick Corp. (Food)	119	5,074
Rudolph Technologies, Inc.* (Semiconductors)	85	787
Rue21, Inc.* (Retail)	34	734
Rush Enterprises, Inc.* (Retail)	119	2,489
S&T Bancorp, Inc. (Banks)	136	2,659
S1 Corp.* (Internet)	221	2,115
Sabra Health Care REIT, Inc. (REIT)	119	1,439
Safeguard Scientifics, Inc.* (Internet)	85	1,342
Safety Insurance Group, Inc. (Insurance)	51	2,064
Saks, Inc.* (Retail)	289	2,818
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	136	6,508
Sanderson Farms, Inc. (Food)	51	2,557
Sandy Spring Bancorp, Inc. (Banks)	68	1,193
Sangamo BioSciences, Inc.* (Biotechnology)	170	483
Sanmina-SCI Corp.* (Electronics)	187	1,741
Sapient Corp. (Internet)	255	3,213
Sauer-Danfoss, Inc.* (Machinery-Diversified)	34	1,231
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	187	417
ScanSource, Inc.* (Distribution/Wholesale)	68	2,448
SCBT Financial Corp. (Banks)	51	1,480
Scholastic Corp. (Media)	102	3,057
Schulman (A.), Inc. (Chemicals)	85	1,800
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	3,389
Scientific Games Corp.—Class A* (Entertainment)	170	1,649
Seattle Genetics, Inc.* (Biotechnology)	255	4,262
Select Comfort Corp.* (Home Furnishings)	136	2,950
Select Medical Holdings Corp.* (Healthcare-Services)	136	1,153
Selective Insurance Group, Inc. (Insurance)	170	3,014
SemGroup Corp.—Class A* (Pipelines)	102	2,658
Semtech Corp.* (Semiconductors)	153	3,797
Sensient Technologies Corp. (Chemicals)	136	5,154
Sequenom, Inc.* (Biotechnology)	272	1,210
Shenandoah Telecommunications Co. (Telecommunications)	102	1,069
Ship Finance International, Ltd. (Transportation)	119	1,111
ShoreTel, Inc.* (Telecommunications)	119	759
Shuffle Master, Inc.* (Entertainment)	187	2,192
Shutterfly, Inc.* (Internet)	68	1,548
SIGA Technologies, Inc.* (Pharmaceuticals)	85	214
Signature Bank* (Banks)	85	5,099
Silicon Graphics International Corp.* (Computers)	85	974
Silicon Image, Inc.* (Semiconductors)	204	959
Simmons First National Corp.—Class A (Banks)	102	2,773
Simpson Manufacturing Co., Inc. (Building Materials)	119	4,006
Sinclair Broadcast Group, Inc.—Class A (Media)	119	1,348
Six Flags Entertainment Corp. (Entertainment)	51	2,103
SJW Corp. (Water)	68	1,608
Skechers U.S.A., Inc.—Class A* (Apparel)	102	1,236
SkyWest, Inc. (Airlines)	153	1,926
Smart Balance, Inc.* (Food)	170	911
Smith Corp. (Miscellaneous Manufacturing)	102	4,092
Snyders-Lance, Inc. (Food)	119	2,677
Solar Capital, Ltd. (Investment Companies)	119	2,629
Solarwinds, Inc.* (Software)	136	3,801
Sonic Automotive, Inc. (Retail)	102	1,511
Sonic Corp.* (Retail)	153	1,030
SonoSite, Inc.* (Healthcare-Products)	51	2,747
Sonus Networks, Inc.* (Telecommunications)	544	1,306
Sotheby’s—Class A (Commercial Services)	153	4,365
Sourcefire, Inc.* (Internet)	68	2,202
South Jersey Industries, Inc. (Gas)	85	4,829
Southside Bancshares, Inc. (Banks)	68	1,473
Southwest Gas Corp. (Gas)	102	4,334
Sovran Self Storage, Inc. (REIT)	68	2,902
Spansion, Inc.—Class A* (Computers)	136	1,126
Spartan Stores, Inc. (Food)	85	1,573
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	34	932
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	136	1,990
SS&C Technologies Holdings, Inc.* (Software)	85	1,535
Stage Stores, Inc. (Retail)	102	1,417
Standard Microsystems Corp.* (Semiconductors)	85	2,190
Standard Pacific Corp.* (Home Builders)	425	1,352
Standex International Corp. (Miscellaneous Manufacturing)	34	1,161
Star Scientific, Inc.* (Agriculture)	289	630
Starwood Property Trust, Inc. (REIT)	221	4,091
State Bank Finacial Corp.* (Banks)	102	1,541
STEC, Inc.* (Computers)	102	876
Steelcase, Inc.—Class A (Office Furnishings)	221	1,649
Steiner Leisure, Ltd.* (Commercial Services)	51	2,315
Stepan Co. (Chemicals)	34	2,725
STERIS Corp. (Healthcare-Products)	153	4,562
Sterling Financial Corp.* (Banks)	102	1,703
Steven Madden, Ltd.* (Apparel)	85	2,932
Stewart Enterprises, Inc.—Class A (Commercial Services)	272	1,567
Stifel Financial Corp.* (Diversified Financial Services)	119	3,814
Stillwater Mining Co.* (Mining)	255	2,667
Stone Energy Corp.* (Oil & Gas)	136	3,588
Stoneridge, Inc.* (Electronics)	102	860
STR Holdings, Inc.* (Miscellaneous Manufacturing)	68	560
Stratasys, Inc.* (Computers)	51	1,551
Strategic Hotels & Resorts, Inc.* (REIT)	476	2,556
Strayer Education, Inc. (Commercial Services)	34	3,304
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	68	2,275
SuccessFactors, Inc.* (Commercial Services)	187	7,456
Sun Communities, Inc. (REIT)	51	1,863
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	51	1,195
Sunrise Assisted Living, Inc.* (Healthcare-Services)	153	991
Sunstone Hotel Investors, Inc.* (REIT)	272	2,217
Super Micro Computer, Inc.* (Computers)	85	1,333

See accompanying notes to the financial statements.

90 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Superior Industries International, Inc. (Auto Parts & Equipment)	68	$1,125
Susquehanna Bancshares, Inc. (Banks)	272	2,279
SVB Financial Group* (Banks)	102	4,864
Swift Energy Co.* (Oil & Gas)	102	3,031
Swift Transportation Co.* (Transportation)	204	1,681
Swisher Hygiene, Inc.* (Commercial Services)	204	763
Sycamore Networks, Inc.* (Telecommunications)	68	1,217
Sykes Enterprises, Inc.* (Computers)	119	1,864
Symetra Financial Corp. (Insurance)	204	1,850
Symmetry Medical, Inc.* (Healthcare-Products)	153	1,222
Synaptics, Inc.* (Computers)	85	2,563
Synchronoss Technologies, Inc.* (Software)	68	2,054
SYNNEX Corp.* (Software)	102	3,107
Syntel, Inc. (Computers)	34	1,590
Take-Two Interactive Software, Inc.* (Software)	187	2,534
TAL International Group, Inc. (Trucking & Leasing)	68	1,958
Taleo Corp.—Class A* (Software)	85	3,289
Tanger Factory Outlet Centers, Inc. (REIT)	187	5,483
Targa Resources Corp. (Oil & Gas Services)	51	2,075
Targacept, Inc.* (Pharmaceuticals)	85	473
Team Health Holdings, Inc.* (Commercial Services)	68	1,501
Team, Inc.* (Commercial Services)	68	2,023
Teekay Tankers, Ltd.—Class A (Transportation)	119	419
Tejon Ranch Co.* (Agriculture)	51	1,248
Tekelec* (Telecommunications)	221	2,416
Teledyne Technologies, Inc.* (Aerospace/Defense)	85	4,662
TeleTech Holdings, Inc.* (Commercial Services)	68	1,102
Tennant Co. (Machinery-Diversified)	51	1,982
Tenneco, Inc.* (Auto Parts & Equipment)	153	4,556
Tesco Corp.* (Oil & Gas Services)	85	1,074
Tessera Technologies, Inc.* (Semiconductors)	170	2,847
Tetra Tech, Inc.* (Environmental Control)	170	3,670
TETRA Technologies, Inc.* (Oil & Gas Services)	238	2,223
Texas Capital Bancshares, Inc.* (Banks)	102	3,122
Texas Industries, Inc. (Building Materials)	68	2,093
Texas Roadhouse, Inc. (Retail)	136	2,026
Textainer Group Holdings, Ltd. (Trucking & Leasing)	51	1,485
The Andersons, Inc. (Agriculture)	51	2,227
The Brink’s Co. (Miscellaneous Manufacturing)	119	3,199
The Buckle, Inc. (Retail)	68	2,779
The Cato Corp.—Class A (Retail)	68	1,646
The Cheesecake Factory, Inc.* (Retail)	136	3,992
The Children’s Place Retail Stores, Inc.* (Retail)	51	2,709
The Corporate Executive Board Co. (Commercial Services)	85	3,238
The Ensign Group, Inc. (Healthcare-Services)	51	1,250
The Finish Line, Inc.—Class A (Retail)	119	2,295
The Fresh Market, Inc.* (Food)	68	2,713
The Geo Group, Inc.* (Commercial Services)	170	2,847
The Gorman-Rupp Co. (Machinery-Diversified)	51	1,385
The Greenbrier Cos., Inc.* (Trucking & Leasing)	51	1,238
The Hain Celestial Group, Inc.* (Food)	85	3,116
The Jones Group, Inc. (Apparel)	204	2,152
The Medicines Co.* (Biotechnology)	136	2,535
The Men’s Wearhouse, Inc. (Retail)	119	3,857
The Middleby Corp.* (Machinery-Diversified)	51	4,796
The Navigators Group, Inc.* (Insurance)	34	1,621
The New York Times Co.—Class A* (Media)	323	2,497
The Pantry, Inc.* (Retail)	51	610
The Pep Boys-Manny, Moe & Jack (Retail)	136	1,496
The Ryland Group, Inc. (Home Builders)	136	2,143
The Ultimate Software Group, Inc.* (Software)	68	4,428
The Warnaco Group, Inc.* (Apparel)	102	5,104
The Wet Seal, Inc.—Class A* (Retail)	238	776
Theravance, Inc.* (Pharmaceuticals)	187	4,133
Thompson Creek Metals Co., Inc.* (Mining)	425	2,958
Titan International, Inc. (Auto Parts & Equipment)	102	1,985
Titan Machinery, Inc.* (Distribution/Wholesale)	34	739
TiVo, Inc.* (Home Furnishings)	306	2,745
TNS, Inc.* (Commercial Services)	102	1,807
Tompkins Financial Corp. (Banks)	68	2,619
Tootsie Roll Industries, Inc. (Food)	102	2,414
Tower Group, Inc. (Insurance)	102	2,057
TowneBank (Banks)	153	1,873
TPC Group, Inc.* (Chemicals)	34	793
Travelzoo, Inc.* (Internet)	17	418
Tredegar Corp. (Miscellaneous Manufacturing)	85	1,888
TreeHouse Foods, Inc.* (Food)	85	5,557
Trex Co., Inc.* (Building Materials)	34	779
Triangle Capital Corp. (Investment Companies)	85	1,625
TriMas Corp.* (Miscellaneous Manufacturing)	68	1,221
Triple-S Management Corp.—Class B* (Healthcare-Services)	85	1,702
TriQuint Semiconductor, Inc.* (Semiconductors)	442	2,153
Triumph Group, Inc. (Aerospace/Defense)	102	5,962
True Religion Apparel, Inc.* (Apparel)	68	2,351
TrueBlue, Inc.* (Commercial Services)	102	1,416
TrustCo Bank Corp. NY (Banks)	425	2,384
Trustmark Corp. (Banks)	136	3,303
TTM Technologies, Inc.* (Electronics)	136	1,491
Tutor Perini Corp.* (Engineering & Construction)	85	1,049
Twin Disc, Inc. (Machinery-Diversified)	34	1,235
Two Harbors Investment Corp. (REIT)	238	2,199
Tyler Technologies, Inc.* (Software)	85	2,559
UIL Holdings Corp. (Electric)	119	4,209
Ultratech Stepper, Inc.* (Semiconductors)	68	1,671
UMB Financial Corp. (Banks)	68	2,533
Umpqua Holdings Corp. (Banks)	289	3,581
UniFirst Corp. (Textiles)	51	2,894
Unisource Energy Corp. (Electric)	102	3,766
Unisys Corp.* (Computers)	102	2,010
United Bankshares, Inc. (Banks)	136	3,845
United Fire & Casualty Co. (Insurance)	85	1,715
United Natural Foods, Inc.* (Food)	119	4,761
United Online, Inc. (Internet)	272	1,480
United Rentals, Inc.* (Commercial Services)	153	4,521
United Stationers, Inc. (Distribution/Wholesale)	102	3,321
Universal American Corp. (Insurance)	85	1,080
Universal Corp. (Agriculture)	68	3,125
Universal Display Corp.* (Electrical Components & Equipment)	102	3,742
Universal Electronics, Inc.* (Home Furnishings)	51	860
Universal Forest Products, Inc. (Building Materials)	51	1,574
Universal Health Realty Income Trust (REIT)	34	1,326
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	17	635
Universal Technical Institute, Inc.* (Commercial Services)	68	869
Urstadt Biddle Properties—Class A (REIT)	68	1,229
US Airways Group, Inc.* (Airlines)	425	2,155
US Ecology, Inc. (Environmental Control)	85	1,596
US Gold Corp.* (Mining)	306	1,028
USA Mobility, Inc. (Telecommunications)	85	1,179
USEC, Inc.* (Mining)	357	407

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 91

Common Stocks, continued

	Shares	Value
USG Corp.* (Building Materials)	204	$2,073
Vail Resorts, Inc. (Entertainment)	102	4,321
Valassis Communications, Inc.* (Commercial Services)	119	2,288
ValueClick, Inc.* (Internet)	187	3,046
ValueVision Media, Inc.—Class A* (Advertising)	136	256
Vantage Drilling Co.* (Oil & Gas)	544	631
VASCO Data Security International, Inc.* (Internet)	85	554
Vector Group, Ltd. (Agriculture)	187	3,321
Veeco Instruments, Inc.* (Semiconductors)	102	2,122
Venoco, Inc.* (Oil & Gas)	68	460
Vera Bradley, Inc.* (Retail)	51	1,645
Verint Systems, Inc.* (Software)	68	1,873
Viad Corp. (Commercial Services)	68	1,189
ViaSat, Inc.* (Telecommunications)	102	4,704
Vicor Corp. (Electrical Components & Equipment)	85	677
ViewPoint Financial Group (Savings & Loans)	153	1,991
VirnetX Holding Corp.* (Internet)	102	2,547
ViroPharma, Inc.* (Pharmaceuticals)	204	5,588
Virtus Investment Partners, Inc.* (Diversified Financial Services)	17	1,292
Vitamin Shoppe, Inc.* (Retail)	68	2,712
VIVUS, Inc.* (Pharmaceuticals)	255	2,486
Vocus, Inc.* (Internet)	51	1,127
Volcano Corp.* (Healthcare-Products)	119	2,831
Volterra Semiconductor Corp.* (Semiconductors)	85	2,177
Vonage Holdings Corp.* (Telecommunications)	442	1,083
W&T Offshore, Inc. (Oil & Gas)	102	2,163
Wabash National Corp.* (Auto Manufacturers)	255	1,999
Walter Investment Management Corp. (REIT)	68	1,395
Washington REIT (REIT)	153	4,185
Washington Trust Bancorp, Inc. (Banks)	68	1,622
Watsco, Inc. (Distribution/Wholesale)	85	5,581
Watts Water Technologies, Inc.—Class A (Electronics)	68	2,326
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	153	1,264
WD-40 Co. (Household Products/Wares)	51	2,061
Web.com Group, Inc.* (Internet)	85	973
Websense, Inc.* (Internet)	102	1,910
Webster Financial Corp. (Banks)	153	3,120
Weis Markets, Inc. (Food)	51	2,037
WellCare Health Plans, Inc.* (Healthcare-Services)	102	5,355
Werner Enterprises, Inc. (Transportation)	136	3,278
WesBanco, Inc. (Banks)	153	2,979
West Coast Bancorp* (Banks)	68	1,061
West Pharmaceutical Services, Inc. (Healthcare-Products)	136	5,161
Westamerica Bancorp (Banks)	85	3,731
Western Alliance Bancorp* (Banks)	204	1,271
Western Refining, Inc.* (Oil & Gas)	136	1,807
WGL Holdings, Inc. (Gas)	119	5,262
Winn-Dixie Stores, Inc.* (Food)	153	1,435
Winthrop Realty Trust (REIT)	119	1,210
Wintrust Financial Corp. (Banks)	85	2,384
Wolverine World Wide, Inc. (Apparel)	119	4,241
Woodward, Inc. (Electronics)	153	6,262
World Acceptance Corp.* (Diversified Financial Services)	34	2,499
World Fuel Services Corp. (Retail)	187	7,850
Worthington Industries, Inc. (Metal Fabricate/Hardware)	170	2,785
Wright Express Corp.* (Commercial Services)	102	5,537
Wright Medical Group, Inc.* (Healthcare-Products)	102	1,683
Xyratex, Ltd. (Computers)	119	1,585
Zep, Inc. (Chemicals)	68	951
ZIOPHARM Oncology, Inc.* (Biotechnology)	187	825
Zoll Medical Corp.* (Healthcare-Products)	51	3,222
Zumiez, Inc.* (Retail)	51	1,416
TOTAL COMMON STOCKS (Cost $2,179,214)		2,683,503

Repurchase Agreements(a)(b) (100.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $19,131,000	$19,131,000	$19,131,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,131,000)		19,131,000
TOTAL INVESTMENT SECURITIES (Cost $21,310,214)—114.5%		21,814,503
Net other assets (liabilities)—(14.5)%		(2,754,458)
NET ASSETS—100.0%		$19,060,045

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $4,908,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 3/19/12 (Underlying notional amount at value $2,433,750)	33	$(19,030)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$26,363,015	$(342,146)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	6,870,723	(157,878)
		$(500,024)

See accompanying notes to the financial statements.

92 :: ProFund VP UltraSmall-Cap :: Financial Statements

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$2,411	NM
Aerospace/Defense	40,541	0.2%
Agriculture	10,551	0.1%
Airlines	15,637	0.1%
Apparel	36,769	0.2%
Auto Manufacturers	1,999	NM
Auto Parts & Equipment	25,020	0.1%
Banks	170,791	1.0%
Beverages	5,716	NM
Biotechnology	54,608	0.3%
Building Materials	26,592	0.1%
Chemicals	47,704	0.3%
Coal	6,267	NM
Commercial Services	184,789	1.1%
Computers	56,277	0.3%
Cosmetics/Personal Care	2,683	NM
Distribution/Wholesale	29,404	0.2%
Diversified Financial Services	43,211	0.2%
Electric	64,490	0.3%
Electrical Components & Equipment	26,449	0.1%
Electronics	60,799	0.3%
Energy-Alternate Sources	2,495	NM
Engineering & Construction	20,045	0.1%
Entertainment	24,561	0.1%
Environmental Control	22,650	0.1%
Food	51,969	0.3%
Forest Products & Paper	22,190	0.1%
Gas	35,606	0.2%
Hand/Machine Tools	2,222	NM
Healthcare-Products	93,024	0.5%
Healthcare-Services	54,429	0.3%
Holding Companies-Diversified	2,954	NM
Home Builders	9,372	NM
Home Furnishings	11,377	0.1%
Household Products/Wares	12,413	0.1%
Insurance	89,605	0.5%
Internet	62,526	0.3%
Investment Companies	20,961	0.1%
Iron/Steel	635	NM
Leisure Time	11,319	0.1%
Lodging	7,359	NM
Machinery-Construction & Mining	2,738	NM
Machinery-Diversified	43,674	0.2%
Media	19,075	0.1%
Metal Fabricate/Hardware	19,290	0.1%
Mining	32,867	0.2%
Miscellaneous Manufacturing	62,967	0.3%
Office Furnishings	10,404	0.1%
Oil & Gas	94,830	0.5%
Oil & Gas Services	46,753	0.2%
Packaging & Containers	1,883	NM
Pharmaceuticals	83,269	0.4%
Pipelines	4,162	NM
Private Equity	1,765	NM
REIT	228,600	1.4%
Real Estate	2,421	NM
Retail	170,601	0.9%
Savings & Loans	26,367	0.1%
Semiconductors	86,950	0.5%
Software	114,901	0.6%
Storage/Warehousing	1,780	NM
Telecommunications	85,614	0.4%
Textiles	4,873	NM
Toys/Games/Hobbies	1,199	NM
Transportation	49,298	0.3%
Trucking & Leasing	8,346	NM
Water	8,456	NM
Other**	16,376,542	85.9%
Total	$19,060,045	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 93

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$21,310,214
Securities, at value	2,683,503
Repurchase agreements, at value	19,131,000
Total Investment Securities, at value	21,814,503
Cash	95
Segregated cash balances with brokers	224,070
Segregated cash balances with custodian	824
Dividends and interest receivable	4,122
Receivable for capital shares issued	1,538,955
Prepaid expenses	117
TOTAL ASSETS	23,582,686

LIABILITIES:
Payable for capital shares redeemed	3,949,984
Unrealized loss on swap agreements	500,024
Variation margin on futures contracts	11,550
Advisory fees payable	11,508
Management services fees payable	1,534
Administration fees payable	855
Administrative services fees payable	9,302
Distribution fees payable	8,403
Trustee fees payable	1
Transfer agency fees payable	1,378
Fund accounting fees payable	1,907
Compliance services fees payable	136
Other accrued expenses	26,059
TOTAL LIABILITIES	4,522,641
NET ASSETS	$19,060,045

NET ASSETS CONSIST OF:
Capital	$32,627,227
Accumulated net investment income (loss)	(819)
Accumulated net realized gains (losses) on investments	(13,551,598)
Net unrealized appreciation (depreciation) on investments	(14,765)
NET ASSETS	$19,060,045

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,849,810
Net Asset Value (offering and redemption price per share)	$10.30

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$37,954
Interest	9,643
TOTAL INVESTMENT INCOME	47,597

EXPENSES:
Advisory fees	199,441
Management services fees	26,592
Administration fees	11,399
Transfer agency fees	16,829
Administrative services fees	76,254
Distribution fees	66,480
Custody fees	10,797
Fund accounting fees	30,466
Trustee fees	570
Compliance services fees	272
Other fees	51,646
Total Gross Expenses before reductions	490,746
Less Expenses reduced by the Advisor	(43,998)
TOTAL NET EXPENSES	446,748
NET INVESTMENT INCOME (LOSS)	(399,151)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	440,408
Net realized gains (losses) on futures contracts	122,285
Net realized gains (losses) on swap agreements	(7,906,856)
Change in net unrealized appreciation/depreciation on investments	(443,055)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,787,218)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,186,369)

See accompanying notes to the financial statements.

94  ::  ProFund VP UltraSmall-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(399,151)	$(336,490)
Net realized gains (losses) on investments	(7,344,163)	8,727,440
Change in net unrealized appreciation/depreciation on investments	(443,055)	(949,482)
Change in net assets resulting from operations	(8,186,369)	7,441,468
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(6,738,944)	—
Return of capital	(312,345)	—
Change in net assets resulting from distributions	(7,051,289)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	345,728,120	359,714,277
Dividends reinvested	7,051,289	—
Value of shares redeemed	(350,747,770)	(351,719,392)
Change in net assets resulting from capital transactions	2,031,639	7,994,885
Change in net assets	(13,206,019)	15,436,353
NET ASSETS:
Beginning of period	32,266,064	16,829,711
End of period	$19,060,045	$32,266,064
Accumulated net investment income (loss)	$(819)	$(580)
SHARE TRANSACTIONS:
Issued	26,506,787	30,000,475
Reinvested	521,159	—
Redeemed	(27,176,652)	(29,547,974)
Change in shares	(148,706)	452,501

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraSmall-Cap  ::  95

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Net Asset Value, Beginning of Period	$16.15	$10.89	$7.77	$23.23	$27.10

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.18)	(0.07)	0.01	0.17
Net realized and unrealized gains (losses) on investments	(1.96)	5.44	3.20	(15.26)	(3.73)
Total income (loss) from investment activities	(2.16)	5.26	3.13	(15.25)	(3.56)

Distributions to Shareholders From:
Net investment income	—	—	(0.01)	(0.21)	(0.31)
Net realized gains on investments	(3.53)	—	—	—	—
Return of capital	(0.16)	—	—	—	—
Total distributions	(3.69)	—	(0.01)	(0.21)	(0.31)

Net Asset Value, End of Period	$10.30	$16.15	$10.89	$7.77	$23.23

Total Return	(18.83)%	48.44%	40.18%	(66.18)%	(13.21)%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.82%	1.89%	1.83%	1.73%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)	(1.50)%	(1.41)%	(0.97)%	0.10%	0.63%

Supplemental Data:
Net assets, end of period (000’s)	$19,060	$32,266	$16,830	$22,769	$23,541
Portfolio turnover rate(b)	38%	211%	153%	368%	418%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

96  ::  ProFund VP Short Small-Cap :: Management Discussion of Fund Performance

ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -9.09%. For the same period, the Index had a total return of -4.19%(1) and a volatility of 33.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from September 3, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Short Small-Cap	-9.09%	-10.74%	-12.86%
Russell 2000 Index	-4.19%	0.15%	8.88%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Small-Cap	1.80%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(85)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	21%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	6%
Energy	6%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Small-Cap  ::  97

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (90.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $5,467,000	$5,467,000	$5,467,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,467,000)		5,467,000
TOTAL INVESTMENT SECURITIES (Cost $5,467,000)—90.8%		5,467,000
Net other assets (liabilities)—9.2%		554,950
NET ASSETS—100.0%		$6,021,950

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $756,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 3/19/12 (Underlying notional amount at value $885,000)	12	$6,820

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(1,737,611)	$104,664
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(3,400,122)	39,153
		$143,817

See accompanying notes to the financial statements.

98  ::  ProFund VP Short Small-Cap :: Financial Statements

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$5,467,000
Repurchase agreements, at value	5,467,000
Total Investment Securities, at value	5,467,000
Cash	896
Segregated cash balances with brokers	82,920
Unrealized gain on swap agreements	143,817
Receivable for capital shares issued	1,712,131
Variation margin on futures contracts	4,200
Prepaid expenses	20
TOTAL ASSETS	7,410,984

LIABILITIES:
Payable for capital shares redeemed	1,368,582
Advisory fees payable	3,289
Management services fees payable	438
Administration fees payable	246
Administrative services fees payable	2,887
Distribution fees payable	3,273
Transfer agency fees payable	397
Fund accounting fees payable	549
Compliance services fees payable	56
Other accrued expenses	9,317
TOTAL LIABILITIES	1,389,034
NET ASSETS	$6,021,950

NET ASSETS CONSIST OF:
Capital	$7,623,330
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,752,017)
Net unrealized appreciation (depreciation) on investments	150,637
NET ASSETS	$6,021,950

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	782,264
Net Asset Value (offering and redemption price per share)	$7.70

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$2,046

EXPENSES:
Advisory fees	61,064
Management services fees	8,142
Administration fees	3,571
Transfer agency fees	5,381
Administrative services fees	21,216
Distribution fees	20,355
Custody fees	5,435
Fund accounting fees	7,380
Trustee fees	217
Compliance services fees	116
Other fees	12,250
Total Gross Expenses before reductions	145,127
Less Expenses reduced by the Advisor	(8,344)
TOTAL NET EXPENSES	136,783
NET INVESTMENT INCOME (LOSS)	(134,737)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(37,194)
Net realized gains (losses) on swap agreements	(477,803)
Change in net unrealized appreciation/depreciation on investments	109,917
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(405,080)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(539,817)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Small-Cap  ::  99

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(134,737)	$(195,627)
Net realized gains (losses) on investments	(514,997)	(4,542,727)
Change in net unrealized appreciation/depreciation on investments	109,917	(36,884)
Change in net assets resulting from operations	(539,817)	(4,775,238)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	252,467,732	295,067,097
Value of shares redeemed	(251,810,172)	(297,752,434)
Change in net assets resulting from capital transactions	657,560	(2,685,337)
Change in net assets	117,743	(7,460,575)
NET ASSETS:
Beginning of period	5,904,207	13,364,782
End of period	$6,021,950	$5,904,207
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	30,947,909	28,112,417
Redeemed	(30,862,816)	(28,536,841)
Change in shares	85,093	(424,424)

See accompanying notes to the financial statements.

100  ::  ProFund VP Short Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$8.47	$11.92	$17.72	$14.85	$14.58

Investment Activities:
Net investment income (loss)(a)	(0.13)	(0.17)	(0.24)	0.08	0.50
Net realized and unrealized gains (losses) on investments	(0.64)	(3.28)	(5.49)	3.37	0.15
Total income (loss) from investment activities	(0.77)	(3.45)	(5.73)	3.45	0.65

Distributions to Shareholders From:
Net investment income	—	—	(0.07)	(0.58)	(0.38)

Net Asset Value, End of Period	$7.70	$8.47	$11.92	$17.72	$14.85

Total Return	(9.09)%	(28.94)%	(32.37)%	24.08%	4.46%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.80%	1.81%	1.71%	1.67%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.62%
Net investment income (loss)	(1.66)%	(1.57)%	(1.57)%	0.49%	3.42%

Supplemental Data:
Net assets, end of period (000’s)	$6,022	$5,904	$13,365	$12,498	$15,367
Portfolio turnover rate(b)	—	—	—	—	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Short NASDAQ-100  ::  101

ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of -10.48%. For the same period, the Index had a total return of 3.67%(1) and a volatility of 23.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short NASDAQ-100 from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Short NASDAQ-100	-10.48%	-11.31%	-10.61%
NASDAQ-100 Index	3.67%	6.07%	6.79%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short NASDAQ-100	1.81%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(83)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	51%
Communications	26%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Basic Materials	1%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

102  ::  ProFund VP Short NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (102.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $11,413,000	$11,413,000	$11,413,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,413,000)		11,413,000
TOTAL INVESTMENT SECURITIES (Cost $11,413,000)—102.5%		11,413,000
Net other assets (liabilities)—(2.5)%		(277,726)
NET ASSETS—100.0%		$11,135,274

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $2,023,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/19/12 (Underlying notional amount at value $1,954,350)	43	$38,749

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(762,389)	$7,029
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(8,442,075)	34,657
		$41,686

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100  ::  103

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$11,413,000
Repurchase agreements, at value	11,413,000
Total Investment Securities, at value	11,413,000
Cash	10
Segregated cash balances with brokers	149,425
Segregated cash balances with custodian	599
Unrealized gain on swap agreements	41,686
Receivable for capital shares issued	920,959
Variation margin on futures contracts	5,160
Prepaid expenses	49
TOTAL ASSETS	12,530,888

LIABILITIES:
Payable for capital shares redeemed	1,370,255
Advisory fees payable	5,052
Management services fees payable	674
Administration fees payable	387
Administrative services fees payable	4,730
Distribution fees payable	4,248
Trustee fees payable	1
Transfer agency fees payable	624
Fund accounting fees payable	864
Compliance services fees payable	77
Other accrued expenses	8,702
TOTAL LIABILITIES	1,395,614
NET ASSETS	$11,135,274

NET ASSETS CONSIST OF:
Capital	$16,388,080
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(5,333,241)
Net unrealized appreciation (depreciation) on investments	80,435
NET ASSETS	$11,135,274

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,315,617
Net Asset Value (offering and redemption price per share)	$8.46

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$3,584

EXPENSES:
Advisory fees	84,060
Management services fees	11,208
Administration fees	4,910
Transfer agency fees	7,339
Administrative services fees	32,782
Distribution fees	28,020
Custody fees	6,956
Fund accounting fees	9,998
Trustee fees	271
Compliance services fees	133
Other fees	16,428
Total Gross Expenses before reductions	202,105
Less Expenses reduced by the Advisor	(13,811)
TOTAL NET EXPENSES	188,294
NET INVESTMENT INCOME (LOSS)	(184,710)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(5,389)
Net realized gains (losses) on futures contracts	(223,457)
Net realized gains (losses) on swap agreements	(2,002,736)
Change in net unrealized appreciation/depreciation on investments	28,209
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,203,373)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,388,083)

See accompanying notes to the financial statements.

104  ::  ProFund VP Short NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(184,710)	$(262,196)
Net realized gains (losses) on investments	(2,231,582)	(4,298,686)
Change in net unrealized appreciation/depreciation on investments	28,209	14,957
Change in net assets resulting from operations	(2,388,083)	(4,545,925)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	279,999,602	190,335,011
Value of shares redeemed	(275,896,127)	(188,403,110)
Change in net assets resulting from capital transactions	4,103,475	1,931,901
Change in net assets	1,715,392	(2,614,024)
NET ASSETS:
Beginning of period	9,419,882	12,033,906
End of period	$11,135,274	$9,419,882
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	31,768,382	17,095,648
Redeemed	(31,449,791)	(17,102,249)
Change in shares	318,591	(6,601)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short NASDAQ-100  ::  105

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$9.45	$11.99	$20.28	$14.18	$18.18

Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.17)	(0.24)	0.07	0.59
Net realized and unrealized gains (losses) on investments	(0.84)	(2.37)	(8.00)	6.59	(2.63)
Total income (loss) from investment activities	(0.99)	(2.54)	(8.24)	6.66	(2.04)

Distributions to Shareholders From:
Net investment income	—	—	(0.05)	(0.56)	(1.96)

Net Asset Value, End of Period	$8.46	$9.45	$11.99	$20.28	$14.18

Total Return	(10.48)%	(21.18)%	(40.66)%	48.16%	(11.60)%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.81%	1.81%	1.76%	1.71%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(1.65)%	(1.56)%	(1.57)%	0.41%	3.50%

Supplemental Data:
Net assets, end of period (000’s)	$11,135	$9,420	$12,034	$16,297	$11,845
Portfolio turnover rate(b)	—	—	—	—	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

106  ::  ProFund VP Short International :: Management Discussion of Fund Performance

ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of 1.80%. For the same period, the Index had a total return of -11.73%(1) and a volatility of 23.25%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from August 31, 2007 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Since Inception
ProFund VP Short International	1.80%	-4.48%
MSCI EAFE Index	-11.73%	-6.53%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short International	1.87%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	21%
Industrials	12%
Consumer Staples	12%
Materials	10%
Consumer Discretionary	10%
Other	35%

Country Breakdown
United Kingdom	23%
Japan	22%
France	9%
Switzerland	9%
Australia	8%
Other	29%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded MSCI EAFE futures contract.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short International  ::  107

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (102.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $2,803,000	$2,803,000	$2,803,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,803,000)		2,803,000
TOTAL INVESTMENT SECURITIES (Cost $2,803,000)—102.1%		2,803,000
Net other assets (liabilities)—(2.1)%		(56,924)
NET ASSETS—100.0%		$2,746,076

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $707,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(1,410,446)	$(4,154)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(1,330,615)	(6,689)
		$(10,843)

See accompanying notes to the financial statements.

108  ::  ProFund VP Short International :: Financial Statements

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$2,803,000
Repurchase agreements, at value	2,803,000
Total Investment Securities, at value	2,803,000
Cash	392
Receivable for capital shares issued	102
Prepaid expenses	7
TOTAL ASSETS	2,803,501

LIABILITIES:
Payable for capital shares redeemed	38,931
Unrealized loss on swap agreements	10,843
Advisory fees payable	1,032
Management services fees payable	138
Administration fees payable	125
Administrative services fees payable	1,774
Distribution fees payable	1,975
Transfer agency fees payable	202
Fund accounting fees payable	279
Compliance services fees payable	21
Other accrued expenses	2,105
TOTAL LIABILITIES	57,425
NET ASSETS	$2,746,076

NET ASSETS CONSIST OF:
Capital	$3,800,518
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,043,599)
Net unrealized appreciation (depreciation) on investments	(10,843)
NET ASSETS	$2,746,076

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	131,265
Net Asset Value (offering and redemption price per share)	$20.92

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$571

EXPENSES:
Advisory fees	16,688
Management services fees	2,225
Administration fees	1,016
Transfer agency fees	1,547
Administrative services fees	4,956
Distribution fees	5,563
Custody fees	3,845
Fund accounting fees	2,118
Trustee fees	55
Compliance services fees	30
Other fees	2,727
Total Gross Expenses before reductions	40,770
Less Expenses reduced by the Advisor	(3,390)
TOTAL NET EXPENSES	37,380
NET INVESTMENT INCOME (LOSS)	(36,809)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(32,891)
Net realized gains (losses) on swap agreements	(153,150)
Change in net unrealized appreciation/depreciation on investments	8,187
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(177,854)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(214,663)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International  ::  109

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(36,809)	$(32,743)
Net realized gains (losses) on investments	(186,041)	(353,788)
Change in net unrealized appreciation/depreciation on investments	8,187	(25,621)
Change in net assets resulting from operations	(214,663)	(412,152)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,245,607	14,345,379
Value of shares redeemed	(22,497,926)	(14,989,898)
Change in net assets resulting from capital transactions	1,747,681	(644,519)
Change in net assets	1,533,018	(1,056,671)
NET ASSETS:
Beginning of period	1,213,058	2,269,729
End of period	$2,746,076	$1,213,058
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	1,170,089	575,791
Redeemed	(1,097,855)	(610,961)
Change in shares	72,234	(35,170)

See accompanying notes to the financial statements.

110  ::  ProFund VP Short International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$20.55	$24.09	$40.60	$29.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.34)	(0.38)	(0.56)	(0.25)	0.28
Net realized and unrealized gains (losses) on investments	0.71 (c)	(3.16)	(11.65)	11.48	(0.89)
Total income (loss) from investment activities	0.37	(3.54)	(12.21)	11.23	(0.61)

Distributions to Shareholders From:
Net investment income	—	—	—	(0.02)	—
Net realized gains on investments	—	—	(4.30)	—	—
Total distributions	—	—	(4.30)	(0.02)	—

Net Asset Value, End of Period	$20.92	$20.55	$24.09	$40.60	$29.39

Total Return	1.80%	(14.69)%	(30.28)%	38.23%	(2.03	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.83%	1.87%	1.75%	1.77%	3.42%
Net expenses(e)	1.68%	1.68%	1.66%	1.63%	1.64	%(f)
Net investment income (loss)(e)	(1.65)%	(1.57)%	(1.55)%	(0.62)%	2.93%

Supplemental Data:
Net assets, end of period (000’s)	$2,746	$1,213	$2,270	$4,943	$192
Portfolio turnover rate(g)	—	—	—	—	—

(a)          Period from commencement of operations.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Not annualized for periods less than one year.

(e)          Annualized for periods less than one year.

(f)            The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(g)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Emerging Markets  ::  111

ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index (the “Index”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2011, the Fund had a total return of 10.66%. For the same period, the Index had a total return of -18.25%(1) and a volatility of 27.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.(2)

The Fund takes positions in derivatives that should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from August 31, 2007 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Since Inception
ProFund VP Short Emerging Markets	10.66%	-14.83%
Bank of New York Mellon Emerging Markets 50 ADR Index	-18.25%	-2.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Emerging Markets	1.79%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Basic Materials	21%
Communications	20%
Energy	20%
Financial	16%
Technology	11%
Other	12%

Country Breakdown
Brazil	37%
China	13%
Taiwan	10%
Mexico	9%
Hong Kong	7%
Other	24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

112  ::  ProFund VP Short Emerging Markets :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (101.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $1,944,000	$1,944,000	$1,944,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,944,000)		1,944,000
TOTAL INVESTMENT SECURITIES (Cost $1,944,000)—101.3%		1,944,000
Net other assets (liabilities)—(1.3)%		(24,243)
NET ASSETS—100.0%		$1,919,757

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $574,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(940,752)	$4,901
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(980,367)	997
		$5,898

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Emerging Markets  ::  113

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$1,944,000
Repurchase agreements, at value	1,944,000
Total Investment Securities, at value	1,944,000
Cash	2
Unrealized gain on swap agreements	5,898
Receivable for capital shares issued	75
Prepaid expenses	8
TOTAL ASSETS	1,949,983

LIABILITIES:
Payable for capital shares redeemed	24,987
Advisory fees payable	683
Management services fees payable	91
Administration fees payable	71
Administrative services fees payable	1,099
Distribution fees payable	1,210
Transfer agency fees payable	115
Fund accounting fees payable	158
Compliance services fees payable	13
Other accrued expenses	1,799
TOTAL LIABILITIES	30,226
NET ASSETS	$1,919,757

NET ASSETS CONSIST OF:
Capital	$3,000,674
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,086,815)
Net unrealized appreciation (depreciation) on investments	5,898
NET ASSETS	$1,919,757

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	128,387
Net Asset Value (offering and redemption price per share)	$14.95

Statement of Operations

For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$658

EXPENSES:
Advisory fees	14,105
Management services fees	1,881
Administration fees	827
Transfer agency fees	1,242
Administrative services fees	4,154
Distribution fees	4,702
Custody fees	4,983
Fund accounting fees	1,681
Trustee fees	48
Compliance services fees	22
Other fees	2,689
Total Gross Expenses before reductions	36,334
Less Expenses reduced by the Advisor	(4,738)
TOTAL NET EXPENSES	31,596
NET INVESTMENT INCOME (LOSS)	(30,938)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(82,212)
Change in net unrealized appreciation/depreciation on investments	65,119
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(17,093)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(48,031)

See accompanying notes to the financial statements.

114  ::  ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(30,938)	$(41,404)
Net realized gains (losses) on investments	(82,212)	(553,659)
Change in net unrealized appreciation/depreciation on investments	65,119	(55,408)
Change in net assets resulting from operations	(48,031)	(650,471)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,524,899	36,643,617
Value of shares redeemed	(25,977,707)	(34,644,031)
Change in net assets resulting from capital transactions	(452,808)	1,999,586
Change in net assets	(500,839)	1,349,115
NET ASSETS:
Beginning of period	2,420,596	1,071,481
End of period	$1,919,757	$2,420,596
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	1,804,818	2,282,285
Redeemed	(1,855,628)	(2,167,775)
Change in shares	(50,810)	114,510

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short Emerging Markets  ::  115

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$13.51	$16.56	$32.29	$24.44	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.23)	(0.25)	(0.38)	(0.11)	0.26
Net realized and unrealized gains (losses) on investments	1.67 (c)	(2.80)	(15.35)	7.99	(5.82)
Total income (loss) from investment activities	1.44	(3.05)	(15.73)	7.88	(5.56)

Distributions to Shareholders From:
Net investment income	—	—	—	(0.03)	—

Net Asset Value, End of Period	$14.95	$13.51	$16.56	$32.29	$24.44

Total Return	10.66%	(18.42)%	(48.71)%	32.23%	(18.53	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.93%	1.79%	1.86%	1.81%	3.60%
Net expenses(e)	1.68%	1.68%	1.66%	1.63%	1.64	%(f)
Net investment income (loss)(e)	(1.64)%	(1.56)%	(1.54)%	(0.36)%	3.15%

Supplemental Data:
Net assets, end of period (000’s)	$1,920	$2,421	$1,071	$3,940	$181
Portfolio turnover rate(g)	—	—	—	—	—

(a)          Period from commencement of operations.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gain and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Not annualized for periods less than one year.

(e)          Annualized for periods less than one year.

(f)            The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(g)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

116  ::  ProFund VP Basic Materials :: Management Discussion of Fund Performance

ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -16.15%. For the same period, the Index had a total return of -14.72%(1) and a volatility of 33.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Basic Materials	-16.15%	2.31%	5.28%
Dow Jones U.S. Basic Materials Index	-14.72%	3.97%	7.48%
S&P 500 Index	2.09%	-0.25%	3.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Basic Materials	1.76%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	9.5%
Freeport-McMoRan Copper & Gold, Inc.	7.7%
The Dow Chemical Co.	7.5%
Praxair, Inc.	7.2%
Newmont Mining Corp.	6.5%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	59%
Industrial Metals	21%
Mining	16%
Forestry and Paper	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Basic Materials :: 117

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (100.1%)

	Shares	Value
AbitibiBowater, Inc.* (Forest Products & Paper)	5,040	$73,332
Air Products & Chemicals, Inc. (Chemicals)	13,440	1,144,953
Airgas, Inc. (Chemicals)	4,410	344,333
AK Steel Holding Corp. (Iron/Steel)	7,350	60,711
Albemarle Corp. (Chemicals)	5,880	302,879
Alcoa, Inc. (Mining)	71,400	617,610
Allegheny Technologies, Inc. (Iron/Steel)	7,140	341,292
Allied Nevada Gold Corp.* (Mining)	5,460	165,329
Alpha Natural Resources, Inc.* (Coal)	15,120	308,902
Arch Coal, Inc. (Coal)	14,280	207,203
Ashland, Inc. (Chemicals)	4,830	276,083
Avery Dennison Corp. (Household Products/Wares)	7,140	204,775
Cabot Corp. (Chemicals)	3,990	128,239
Calgon Carbon Corp.* (Environmental Control)	3,780	59,384
Carpenter Technology Corp. (Iron/Steel)	2,940	151,351
Celanese Corp.—Series A (Chemicals)	10,500	464,835
CF Industries Holdings, Inc. (Chemicals)	4,830	700,253
Chemtura Corp.* (Chemicals)	6,510	73,823
Cliffs Natural Resources, Inc. (Iron/Steel)	9,660	602,301
Coeur d’Alene Mines Corp.* (Mining)	6,090	147,013
Commercial Metals Co. (Metal Fabricate/Hardware)	7,770	107,459
Compass Minerals International, Inc. (Mining)	2,100	144,585
CONSOL Energy, Inc. (Coal)	15,120	554,904
Cytec Industries, Inc. (Chemicals)	3,360	150,024
Domtar Corp. (Forest Products & Paper)	2,520	201,499
E.I. du Pont de Nemours & Co. (Chemicals)	62,790	2,874,526
Eastman Chemical Co. (Chemicals)	8,610	336,307
Ecolab, Inc. (Chemicals)	18,270	1,056,189
FMC Corp. (Chemicals)	4,830	415,573
Freeport-McMoRan Copper & Gold, Inc. (Mining)	63,210	2,325,496
Fuller (H.B.) Co. (Chemicals)	3,360	77,650
Hecla Mining Co. (Mining)	18,690	97,749
Huntsman Corp. (Chemicals)	13,020	130,200
International Flavors & Fragrances, Inc. (Chemicals)	5,460	286,213
International Paper Co. (Forest Products & Paper)	27,090	801,864
Intrepid Potash, Inc.* (Chemicals)	3,570	80,789
Kaiser Aluminum Corp. (Mining)	1,050	48,174
LyondellBasell Industries N.V.—Class A (Chemicals)	22,890	743,696
Minerals Technologies, Inc. (Chemicals)	1,260	71,228
Molycorp, Inc.* (Mining)	4,200	100,716
NewMarket Corp. (Chemicals)	630	124,809
Newmont Mining Corp. (Mining)	32,550	1,953,325
Nucor Corp. (Iron/Steel)	19,110	756,183
Olin Corp. (Chemicals)	4,830	94,909
OM Group, Inc.* (Chemicals)	2,100	47,019
Patriot Coal Corp.* (Coal)	6,090	51,582
Peabody Energy Corp. (Coal)	18,270	604,920
Polypore International, Inc.* (Miscellaneous Manufacturing)	2,730	120,093
PPG Industries, Inc. (Chemicals)	10,290	859,112
Praxair, Inc. (Chemicals)	20,370	2,177,553
Reliance Steel & Aluminum Co. (Iron/Steel)	5,040	245,398
Rockwood Holdings, Inc.* (Chemicals)	4,620	181,889
Royal Gold, Inc. (Mining)	3,570	240,725
RPM, Inc. (Chemicals)	8,820	216,531
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	2,100	48,741
Schulman (A.), Inc. (Chemicals)	1,890	40,030
Sensient Technologies Corp. (Chemicals)	3,360	127,344
Sigma-Aldrich Corp. (Chemicals)	6,930	432,848
Solutia, Inc.* (Chemicals)	8,190	141,523
Southern Copper Corp. (Mining)	11,340	342,241
Steel Dynamics, Inc. (Iron/Steel)	14,700	193,305
Stillwater Mining Co.* (Mining)	7,770	81,274
The Dow Chemical Co. (Chemicals)	78,960	2,270,889
The Mosaic Co. (Chemicals)	20,580	1,037,849
Titanium Metals Corp. (Mining)	5,670	84,937
United States Steel Corp. (Iron/Steel)	9,660	255,604
W.R. Grace & Co.* (Chemicals)	4,200	192,864
Walter Energy, Inc. (Coal)	4,200	254,352
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,570	58,477
TOTAL COMMON STOCKS (Cost $15,281,627)		30,215,768
TOTAL INVESTMENT SECURITIES (Cost $15,281,627)—100.1%		30,215,768
Net other assets (liabilities)—(0.1)%		(24,443)
NET ASSETS—100.0%		$30,191,325

*  Non-income producing security

ProFund VP Basic Materials invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Chemicals	$17,602,962	58.3%
Coal	1,981,863	6.6%
Environmental Control	59,384	0.2%
Forest Products & Paper	1,076,695	3.6%
Household Products/Wares	204,775	0.7%
Iron/Steel	2,606,145	8.6%
Metal Fabricate/Hardware	214,677	0.7%
Mining	6,349,174	21.0%
Miscellaneous Manufacturing	120,093	0.4%
Other**	(24,443)	(0.1)%
Total	$30,191,325	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

118 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$15,281,627
Securities, at value	30,215,768
Total Investment Securities, at value	30,215,768
Dividends and interest receivable	49,107
Receivable for capital shares issued	34,639
Prepaid expenses	270
TOTAL ASSETS	30,299,784

LIABILITIES:
Cash overdraft	16,219
Payable for capital shares redeemed	10,763
Advisory fees payable	16,982
Management services fees payable	2,264
Administration fees payable	1,200
Administrative services fees payable	13,836
Distribution fees payable	12,058
Trustee fees payable	2
Transfer agency fees payable	1,935
Fund accounting fees payable	2,677
Compliance services fees payable	244
Other accrued expenses	30,279
TOTAL LIABILITIES	108,459
NET ASSETS	$30,191,325

NET ASSETS CONSIST OF:
Capital	$40,864,936
Accumulated net investment income (loss)	81,925
Accumulated net realized gains (losses) on investments	(25,689,677)
Net unrealized appreciation (depreciation) on investments	14,934,141
NET ASSETS	$30,191,325

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	690,958
Net Asset Value (offering and redemption price per share)	$43.69

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,025,584
Interest	53
Foreign tax withholding	(16,775)
TOTAL INVESTMENT INCOME	1,008,862

EXPENSES:
Advisory fees	413,811
Management services fees	55,174
Administration fees	23,680
Transfer agency fees	34,695
Administrative services fees	172,756
Distribution fees	137,937
Custody fees	9,145
Fund accounting fees	47,265
Trustee fees	1,179
Compliance services fees	546
Other fees	88,164
Total Gross Expenses before reductions	984,352
Less Expenses reduced by the Advisor	(57,415)
TOTAL NET EXPENSES	926,937
NET INVESTMENT INCOME (LOSS)	81,925

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	7,124,933
Change in net unrealized appreciation/depreciation on investments	(16,212,662)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(9,087,729)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,005,804)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 119

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$81,925	$81,685
Net realized gains (losses) on investments	7,124,933	2,201,478
Change in net unrealized appreciation/depreciation on investments	(16,212,662)	9,013,450
Change in net assets resulting from operations	(9,005,804)	11,296,613
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(81,685)	(336,513)
Change in net assets resulting from distributions	(81,685)	(336,513)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	49,484,306	90,943,772
Dividends reinvested	81,685	336,513
Value of shares redeemed	(89,648,532)	(94,985,209)
Change in net assets resulting from capital transactions	(40,082,541)	(3,704,924)
Change in net assets	(49,170,030)	7,255,176
NET ASSETS:
Beginning of period	79,361,355	72,106,179
End of period	$30,191,325	$79,361,355
Accumulated net investment income (loss)	$81,925	$81,685
SHARE TRANSACTIONS:
Issued	952,088	2,083,828
Reinvested	1,504	7,999
Redeemed	(1,783,814)	(2,353,324)
Change in shares	(830,222)	(261,497)

See accompanying notes to the financial statements.

120 :: ProFund VP Basic Materials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$52.17	$40.45	$25.02	$51.69	$39.75

Investment Activities:
Net investment income (loss)(a)	0.08	0.06	0.26	0.14	0.15
Net realized and unrealized gains (losses) on investments	(8.51)	11.89	15.34	(26.65)	12.03
Total income (loss) from investment activities	(8.43)	11.95	15.60	(26.51)	12.18

Distributions to Shareholders From:
Net investment income	(0.05)	(0.23)	(0.17)	(0.16)	(0.24)

Net Asset Value, End of Period	$43.69	$52.17	$40.45	$25.02	$51.69

Total Return	(16.15)%	29.69%	62.38%	(51.42)%	30.71%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.76%	1.82%	1.73%	1.71%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	0.15%	0.15%	0.78%	0.28%	0.33%

Supplemental Data:
Net assets, end of period (000’s)	$30,191	$79,361	$72,106	$24,636	$120,031
Portfolio turnover rate(b)	53%	134%	180%	191%	280%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Consumer Services :: 121

ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index(1) (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 5.50%. For the same period, the Index had a return of 7.14%(2) and a volatility of 22.40%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Consumer Services	5.50%	1.07%	1.23%
Dow Jones U.S. Consumer Services Index	7.14%	2.62%	3.69%
S&P 500 Index	2.09%	-0.25%	3.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Services	1.95%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	6.5%
McDonald’s Corp.	6.3%
The Home Depot, Inc.	4.0%
Walt Disney Co.	3.9%
Amazon.com, Inc.	3.7%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
General Retailers	41%
Media	26%
Travel and Leisure	21%
Food and Drug Retailers	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing, and fabrics companies.

(2)          The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(4)          The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

122 :: ProFund VP Consumer Services :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (100.0%)

	Shares	Value
99 Cents Only Stores* (Retail)	648	$14,224
Aaron’s, Inc. (Commercial Services)	810	21,611
Abercrombie & Fitch Co.—Class A (Retail)	972	47,472
Acxiom Corp.* (Software)	972	11,868
Advance Auto Parts, Inc. (Retail)	810	56,400
Aeropostale, Inc.* (Retail)	972	14,823
Alaska Air Group, Inc.* (Airlines)	486	36,494
Amazon.com, Inc.* (Internet)	4,050	701,055
AMC Networks, Inc.—Class A* (Media)	648	24,352
American Eagle Outfitters, Inc. (Retail)	2,268	34,678
AmerisourceBergen Corp. (Pharmaceuticals)	3,078	114,471
Ann, Inc.* (Retail)	648	16,057
Apollo Group, Inc.—Class A* (Commercial Services)	1,296	69,816
Arbitron, Inc. (Commercial Services)	324	11,149
Ascena Retail Group, Inc.* (Retail)	810	24,073
AutoNation, Inc.* (Retail)	324	11,946
AutoZone, Inc.* (Retail)	324	105,290
Avis Budget Group, Inc.* (Commercial Services)	1,134	12,156
Bally Technologies, Inc.* (Entertainment)	486	19,226
Bed Bath & Beyond, Inc.* (Retail)	2,754	159,649
Best Buy Co., Inc. (Retail)	3,402	79,505
Big Lots, Inc.* (Retail)	810	30,586
Bob Evans Farms, Inc. (Retail)	324	10,867
Brinker International, Inc. (Retail)	972	26,011
Cablevision Systems Corp. NY—Class A (Media)	2,592	36,858
Cardinal Health, Inc. (Pharmaceuticals)	3,888	157,892
Career Education Corp.* (Commercial Services)	648	5,165
CarMax, Inc.* (Retail)	2,592	79,004
Carnival Corp.—Class A (Leisure Time)	4,536	148,055
Casey’s General Stores, Inc. (Retail)	486	25,034
CBS Corp.—Class B (Media)	7,128	193,454
CEC Entertainment, Inc. (Retail)	162	5,581
Charter Communications, Inc.—Class A* (Media)	486	27,673
Chemed Corp. (Commercial Services)	324	16,592
Chico’s FAS, Inc. (Retail)	1,944	21,656
Chipotle Mexican Grill, Inc.* (Retail)	324	109,428
Choice Hotels International, Inc. (Lodging)	324	12,328
Cinemark Holdings, Inc. (Entertainment)	1,134	20,968
Collective Brands, Inc.* (Retail)	648	9,312
Comcast Corp.—Class A (Media)	23,976	568,471
Comcast Corp.—Special Class A (Media)	7,452	175,569
Copart, Inc.* (Retail)	648	31,033
Costco Wholesale Corp. (Retail)	5,022	418,433
Cracker Barrel Old Country Store, Inc. (Retail)	324	16,333
CTC Media, Inc. (Media)	648	5,683
CVS Caremark Corp. (Retail)	15,390	627,604
Darden Restaurants, Inc. (Retail)	1,458	66,456
Delta Air Lines, Inc.* (Airlines)	9,720	78,635
DeVry, Inc. (Commercial Services)	648	24,922
Dick’s Sporting Goods, Inc. (Retail)	1,134	41,822
Dillards, Inc.—Class A (Retail)	324	14,541
DIRECTV—Class A* (Media)	8,424	360,210
Discovery Communications, Inc.—Class A* (Media)	1,620	66,371
Discovery Communications, Inc.—Class C* (Media)	1,296	48,859
DISH Network Corp.—Class A (Media)	2,430	69,206
Dolby Laboratories, Inc.—Class A* (Electronics)	648	19,770
Dollar General Corp.* (Retail)	1,458	59,982
Dollar Tree, Inc.* (Retail)	1,458	121,174
Domino’s Pizza, Inc.* (Retail)	648	22,000
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	810	13,442
Dun & Bradstreet Corp. (Software)	486	36,367
eBay, Inc.* (Internet)	12,798	388,163
Expedia, Inc. (Internet)	1,134	32,909
FactSet Research Systems, Inc. (Media)	486	42,418
Family Dollar Stores, Inc. (Retail)	1,296	74,727
Foot Locker, Inc. (Retail)	1,782	42,483
GameStop Corp.—Class A* (Retail)	1,620	39,091
Gannett Co., Inc. (Media)	2,754	36,821
Gaylord Entertainment Co.* (Lodging)	486	11,732
Genesco, Inc.* (Retail)	324	20,004
Group 1 Automotive, Inc. (Retail)	324	16,783
GUESS?, Inc. (Retail)	810	24,154
H & R Block, Inc. (Commercial Services)	3,564	58,200
Hertz Global Holdings, Inc.* (Commercial Services)	2,754	32,277
Hillenbrand, Inc. (Commercial Services)	648	14,463
HSN, Inc. (Retail)	486	17,622
Hyatt Hotels Corp.—Class A* (Lodging)	486	18,293
IHS, Inc.—Class A* (Computers)	486	41,874
International Game Technology (Entertainment)	3,402	58,514
International Speedway Corp.—Class A (Entertainment)	324	8,213
ITT Educational Services, Inc.* (Commercial Services)	324	18,432
J.C. Penney Co., Inc. (Retail)	1,782	62,637
Jack in the Box, Inc.* (Retail)	486	10,157
JetBlue Airways Corp.* (Airlines)	2,916	15,163
John Wiley & Sons, Inc. (Media)	648	28,771
Kohls Corp. (Retail)	2,916	143,905
Kroger Co. (Food)	6,318	153,022
Lamar Advertising Co.—Class A* (Advertising)	648	17,820
Las Vegas Sands Corp.* (Lodging)	4,536	193,823
Liberty Global, Inc.—Class A* (Media)	1,620	66,469
Liberty Global, Inc.—Series C* (Media)	1,458	57,620
Liberty Media Corp.—Liberty Capital—Class A* (Media)	1,296	101,153
Liberty Media Holding Corp.—Interactive Series A* (Internet)	6,642	107,700
Life Time Fitness, Inc.* (Leisure Time)	486	22,721
Live Nation, Inc.* (Commercial Services)	1,782	14,808
Lowe’s Cos., Inc. (Retail)	14,418	365,929
Macy’s, Inc. (Retail)	4,860	156,395
Madison Square Garden, Inc.—Class A* (Entertainment)	648	18,559
Marriott International, Inc.—Class A (Lodging)	3,403	99,262
Marriott Vacations Worldwide Corp.* (Entertainment)	324	5,560
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	324	10,183
McDonald’s Corp. (Retail)	11,826	1,186,503
McGraw-Hill Cos., Inc. (Media)	3,402	152,988

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 123

Common Stocks, continued

	Shares	Value
McKesson Corp. (Pharmaceuticals)	2,754	$214,564
Meredith Corp. (Media)	486	15,868
MGM Resorts International* (Lodging)	3,726	38,862
Morningstar, Inc. (Commercial Services)	324	19,262
Neilsen Holdings N.V.* (Media)	810	24,049
Netflix, Inc.* (Internet)	648	44,900
News Corp.—Class A (Media)	20,898	372,820
News Corp.—Class B (Media)	5,022	91,300
Nordstrom, Inc. (Retail)	1,944	96,636
O’Reilly Automotive, Inc.* (Retail)	1,458	116,567
Office Depot, Inc.* (Retail)	3,240	6,966
Omnicare, Inc. (Pharmaceuticals)	1,296	44,647
Omnicom Group, Inc. (Advertising)	3,240	144,439
OpenTable, Inc.* (Internet)	324	12,678
Orchard Supply Hardware Stores Corp.— Class A* (Retail)	22	80
Orient-Express Hotels, Ltd.—Class A* (Lodging)	1,134	8,471
P.F. Chang’s China Bistro, Inc. (Retail)	324	10,015
Panera Bread Co.—Class A* (Retail)	324	45,830
Papa John’s International, Inc.* (Retail)	162	6,104
Penn National Gaming* (Entertainment)	810	30,837
PetSmart, Inc. (Retail)	1,296	66,472
Pier 1 Imports, Inc.* (Retail)	1,296	18,053
Pinnacle Entertainment, Inc.* (Entertainment)	648	6,584
Priceline.com, Inc.* (Internet)	648	303,076
RadioShack Corp. (Retail)	1,134	11,011
Regal Entertainment Group—Class A (Entertainment)	972	11,606
Regis Corp. (Retail)	648	10,724
Rent-A-Center, Inc. (Commercial Services)	648	23,976
Rite Aid Corp.* (Retail)	6,966	8,777
Rollins, Inc. (Commercial Services)	810	17,998
Ross Stores, Inc. (Retail)	2,592	123,198
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,620	40,127
Ruddick Corp. (Food)	486	20,723
Safeway, Inc. (Food)	3,888	81,804
Saks, Inc.* (Retail)	1,296	12,636
Sally Beauty Holdings, Inc.* (Retail)	1,458	30,808
Scholastic Corp. (Media)	324	9,710
Scientific Games Corp.—Class A* (Entertainment)	648	6,286
Scripps Networks Interactive—Class A (Media)	972	41,232
Sears Holdings Corp.* (Retail)	486	15,445
Service Corp. International (Commercial Services)	2,592	27,605
Shutterfly, Inc.* (Internet)	324	7,374
Signet Jewelers, Ltd. (Retail)	972	42,729
Six Flags Entertainment Corp. (Entertainment)	648	26,724
SkyWest, Inc. (Airlines)	648	8,158
Sotheby’s—Class A (Commercial Services)	810	23,109
Southwest Airlines Co. (Airlines)	8,910	76,270
Staples, Inc. (Retail)	8,262	114,759
Starbucks Corp. (Retail)	8,586	395,042
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,268	108,796
Strayer Education, Inc. (Commercial Services)	162	15,745
SuperValu, Inc. (Food)	2,430	19,732
Sysco Corp. (Food)	6,804	199,561
Target Corp. (Retail)	6,966	356,799
The Buckle, Inc. (Retail)	324	13,242
The Cato Corp.—Class A (Retail)	324	7,841
The Cheesecake Factory, Inc.* (Retail)	648	19,019
The Children’s Place Retail Stores, Inc.* (Retail)	324	17,211
The Gap, Inc. (Retail)	2,916	54,092
The Home Depot, Inc. (Retail)	17,658	742,342
The Interpublic Group of Cos., Inc. (Advertising)	5,346	52,017
The Limited, Inc. (Retail)	2,916	117,661
The Men’s Wearhouse, Inc. (Retail)	648	21,002
The New York Times Co.—Class A* (Media)	1,458	11,270
The Wendy’s Co. (Retail)	3,564	19,103
Tiffany & Co. (Retail)	1,458	96,607
Time Warner Cable, Inc. (Media)	3,726	236,862
Time Warner, Inc. (Media)	11,502	415,682
TJX Cos., Inc. (Retail)	4,374	282,342
Tractor Supply Co. (Retail)	810	56,821
TripAdvisor, Inc.* (Internet)	1,134	28,588
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	486	31,551
United Continental Holdings, Inc.* (Airlines)	3,726	70,310
United Natural Foods, Inc.* (Food)	486	19,445
Urban Outfitters, Inc.* (Retail)	1,458	40,182
US Airways Group, Inc.* (Airlines)	1,782	9,035
Vail Resorts, Inc. (Entertainment)	486	20,587
Valassis Communications, Inc.* (Commercial Services)	486	9,346
ValueClick, Inc.* (Internet)	972	15,834
VCA Antech, Inc.* (Pharmaceuticals)	972	19,197
Viacom, Inc.—Class B (Media)	5,994	272,188
Wal-Mart Stores, Inc. (Retail)	20,412	1,219,821
Walgreen Co. (Retail)	10,044	332,055
Walt Disney Co. (Media)	19,764	741,150
Washington Post Co.—Class B (Media)	162	61,043
WebMD Health Corp.* (Internet)	648	24,332
Weight Watchers International, Inc. (Commercial Services)	324	17,823
Whole Foods Market, Inc. (Food)	1,782	123,992
Williams-Sonoma, Inc. (Retail)	1,134	43,659
WMS Industries, Inc.* (Leisure Time)	648	13,297
Wyndham Worldwide Corp. (Lodging)	1,782	67,413
Wynn Resorts, Ltd. (Lodging)	972	107,396
YUM! Brands, Inc. (Retail)	5,346	315,467
TOTAL COMMON STOCKS (Cost $15,616,180)		18,792,352

Preferred Stocks(NM)

Orchard Supply Hardware Stores Corp.— Series A (Retail)	22	80
TOTAL PREFERRED STOCKS (Cost $—)		80

Repurchase Agreements(a)(NM)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $3,000	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000
TOTAL INVESTMENT SECURITIES (Cost $15,619,180)—100.0%		18,795,432
Net other assets (liabilities)—NM		(1,969)
NET ASSETS—100.0%		$18,793,463

*      Non-income producing security

See accompanying notes to the financial statements.

124 :: ProFund VP Consumer Services :: Financial Statements

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Advertising	$214,276	1.1%
Airlines	294,065	1.6%
Commercial Services	454,455	2.4%
Computers	41,874	0.2%
Electronics	19,770	0.1%
Entertainment	247,106	1.3%
Food	618,279	3.3%
Internet	1,666,609	8.9%
Leisure Time	224,200	1.2%
Lodging	666,376	3.5%
Media	4,356,120	23.2%
Miscellaneous Manufacturing	10,183	0.1%
Pharmaceuticals	550,771	2.9%
Retail	9,380,113	49.9%
Software	48,235	0.3%
Other**	1,031	NM
Total	$18,793,463	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 125

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$15,619,180
Securities, at value	18,792,432
Repurchase agreements, at value	3,000
Total Investment Securities, at value	18,795,432
Cash	375
Dividends receivable	33,205
Receivable for capital shares issued	5,320
Prepaid expenses	48
TOTAL ASSETS	18,834,380

LIABILITIES:
Payable for capital shares redeemed	4,529
Advisory fees payable	7,163
Management services fees payable	955
Administration fees payable	714
Administrative services fees payable	7,778
Distribution fees payable	6,018
Trustee fees payable	1
Transfer agency fees payable	1,151
Fund accounting fees payable	1,592
Compliance services fees payable	91
Other accrued expenses	10,925
TOTAL LIABILITIES	40,917
NET ASSETS	$18,793,463

NET ASSETS CONSIST OF:
Capital	$17,201,230
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,584,019)
Net unrealized appreciation (depreciation) on investments	3,176,252
NET ASSETS	$18,793,463

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	556,589
Net Asset Value (offering and redemption price per share)	$33.77

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$219,013
Interest	12
TOTAL INVESTMENT INCOME	219,025

EXPENSES:
Advisory fees	98,041
Management services fees	13,072
Administration fees	5,592
Transfer agency fees	8,379
Administrative services fees	42,581
Distribution fees	32,680
Custody fees	18,120
Fund accounting fees	12,614
Trustee fees	237
Compliance services fees	183
Other fees	21,926
Total Gross Expenses before reductions	253,425
Less Expenses reduced by the Advisor	(33,812)
TOTAL NET EXPENSES	219,613
NET INVESTMENT INCOME (LOSS)	(588)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,136,891
Change in net unrealized appreciation/depreciation on investments	(631,825)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	505,066
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$504,478

See accompanying notes to the financial statements.

126 :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(588)	$(10,389)
Net realized gains (losses) on investments	1,136,891	(1,068,077)
Change in net unrealized appreciation/depreciation on investments	(631,825)	2,615,678
Change in net assets resulting from operations	504,478	1,537,212
CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,549,601	47,442,454
Value of shares redeemed	(38,336,999)	(33,307,582)
Change in net assets resulting from capital transactions	(3,787,398)	14,134,872
Change in net assets	(3,282,920)	15,672,084
NET ASSETS:
Beginning of period	22,076,383	6,404,299
End of period	$18,793,463	$22,076,383
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	1,033,343	1,642,963
Redeemed	(1,166,502)	(1,196,122)
Change in shares	(133,159)	446,841

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 127

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$32.01		$26.37	$20.16	$29.38	$32.02

Investment Activities:
Net investment income (loss)(a)	—	(b)	(0.02)	(0.01)	(0.04)	(0.23)
Net realized and unrealized gains (losses) on investments	1.76		5.66	6.22	(9.18)	(2.41)
Total income (loss) from investment activities	1.76		5.64	6.21	(9.22)	(2.64)

Net Asset Value, End of Period	$33.77		$32.01	$26.37	$20.16	$29.38

Total Return	5.50%		21.39%	30.80%	(31.38)%	(8.24)%

Ratios to Average Net Assets:
Gross expenses	1.94%		1.95%	2.51%	2.51%	2.07%
Net expenses	1.68%		1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	—	%(c)	(0.08)%	(0.06)%	(0.17)%	(0.70)%

Supplemental Data:
Net assets, end of period (000’s)	$18,793		$22,076	$6,404	$5,283	$2,458
Portfolio turnover rate(d)	232%		203%	467%	983%	618%

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Amount is less than 0.005%.

(d)         Portfolio turnover rate is calculated without regard to instruments having maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

128 :: ProFund VP Financials :: Management Discussion of Fund Performance

ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -13.83%. For the same period, the Index had a return of -12.84%(1) and a volatility of 32.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Financials	-13.83%	-15.15%	-4.21%
Dow Jones U.S. Financials Index	-12.84%	-14.02%	-2.39%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Financials	1.80%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	6.8%
J.P. Morgan Chase & Co.	6.3%
Citigroup, Inc.	3.8%
Berkshire Hathaway, Inc.—Class B	3.7%
Bank of America Corp.	2.8%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	32%
General Financial	24%
Real Estate Investment Trusts	21%
Nonlife Insurance	17%
Life Insurance	5%
Real Estate Investment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)          The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Financials :: 129

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.4%)

	Shares	Value
ACE, Ltd. (Insurance)	3,015	$211,412
Affiliated Managers Group, Inc.* (Diversified Financial Services)	335	32,143
AFLAC, Inc. (Insurance)	4,355	188,397
Alexandria Real Estate Equities, Inc. (REIT)	670	46,210
Allied World Assurance Co. Holdings, Ltd. (Insurance)	335	21,082
Allstate Corp. (Insurance)	4,355	119,371
American Campus Communities, Inc. (REIT)	670	28,113
American Capital Agency Corp. (REIT)	2,010	56,441
American Express Co. (Diversified Financial Services)	9,380	442,455
American Financial Group, Inc. (Insurance)	670	24,716
American International Group, Inc.* (Insurance)	4,020	93,264
American Tower Corp. (Telecommunications)	3,685	221,137
Ameriprise Financial, Inc. (Diversified Financial Services)	2,010	99,776
Annaly Mortgage Management, Inc. (REIT)	8,710	139,012
AON Corp. (Insurance)	3,015	141,102
Apartment Investment and Management Co.—Class A (REIT)	1,005	23,025
Arch Capital Group, Ltd.* (Insurance)	1,340	49,888
Argo Group International Holdings, Ltd. (Insurance)	335	9,702
Arthur J. Gallagher & Co. (Insurance)	1,005	33,607
Aspen Insurance Holdings, Ltd. (Insurance)	670	17,755
Associated Banc-Corp. (Banks)	1,675	18,710
Assurant, Inc. (Insurance)	1,005	41,265
Assured Guaranty, Ltd. (Insurance)	1,675	22,009
Astoria Financial Corp. (Savings & Loans)	670	5,688
Avalonbay Communities, Inc. (REIT)	1,005	131,253
Axis Capital Holdings, Ltd. (Insurance)	1,005	32,120
BancorpSouth, Inc. (Banks)	670	7,383
Bank of America Corp. (Banks)	90,450	502,902
Bank of Hawaii Corp. (Banks)	335	14,904
Bank of New York Mellon Corp. (Banks)	11,055	220,105
BB&T Corp. (Banks)	6,030	151,775
Berkshire Hathaway, Inc.—Class B* (Insurance)	8,710	664,573
BioMed Realty Trust, Inc. (REIT)	1,340	24,227
BlackRock, Inc. (Diversified Financial Services)	1,005	179,131
BOK Financial Corp. (Banks)	335	18,402
Boston Properties, Inc. (REIT)	1,340	133,464
Brandywine Realty Trust (REIT)	1,340	12,730
BRE Properties, Inc.—Class A (REIT)	670	33,822
Brookfield Properties Corp. (Real Estate)	2,345	36,676
Brown & Brown, Inc. (Insurance)	1,005	22,743
Camden Property Trust (REIT)	670	41,701
Capital One Financial Corp. (Banks)	4,020	170,006
CapitalSource, Inc. (Banks)	2,345	15,712
Capitol Federal Financial, Inc. (Savings & Loans)	1,340	15,464
Cash America International, Inc. (Retail)	335	15,621
Cathay Bancorp, Inc. (Banks)	670	10,003
CBL & Associates Properties, Inc. (REIT)	1,340	21,038
CBOE Holdings, Inc. (Diversified Financial Services)	670	17,326
CBRE Group, Inc.—Class A* (Real Estate)	2,680	40,790
Chimera Investment Corp. (REIT)	9,045	22,703
Chubb Corp. (Insurance)	2,345	162,321
Cincinnati Financial Corp. (Insurance)	1,340	40,816
CIT Group, Inc.* (Banks)	1,675	58,407
Citigroup, Inc. (Banks)	26,130	687,480
City National Corp. (Banks)	335	14,800
CME Group, Inc. (Diversified Financial Services)	670	163,259
CNO Financial Group, Inc.* (Insurance)	2,010	12,683
Colonial Properties Trust (REIT)	670	13,976
Comerica, Inc. (Banks)	1,675	43,215
Commerce Bancshares, Inc. (Banks)	670	25,540
CommonWealth REIT (REIT)	670	11,149
Corporate Office Properties Trust (REIT)	670	14,244
Cullen/Frost Bankers, Inc. (Banks)	670	35,450
DCT Industrial Trust, Inc. (REIT)	2,345	12,006
DDR Corp. (REIT)	2,010	24,462
Delphi Financial Group, Inc.—Class A (Insurance)	335	14,841
DiamondRock Hospitality Co. (REIT)	1,675	16,147
Digital Realty Trust, Inc. (REIT)	1,005	67,003
Discover Financial Services (Diversified Financial Services)	5,025	120,600
Douglas Emmett, Inc. (REIT)	1,005	18,331
Duke Realty Corp. (REIT)	2,345	28,257
DuPont Fabros Technology, Inc. (REIT)	670	16,227
E*TRADE Financial Corp.* (Diversified Financial Services)	2,345	18,666
East West Bancorp, Inc. (Banks)	1,340	26,465
EastGroup Properties, Inc. (REIT)	335	14,566
Eaton Vance Corp. (Diversified Financial Services)	1,005	23,758
Endurance Specialty Holdings, Ltd. (Insurance)	335	12,814
Entertainment Properties Trust (REIT)	335	14,643
Equifax, Inc. (Commercial Services)	1,005	38,934
Equity Lifestyle Properties, Inc. (REIT)	335	22,341
Equity Residential (REIT)	2,680	152,840
Erie Indemnity Co.—Class A (Insurance)	335	26,184
Essex Property Trust, Inc. (REIT)	335	47,071
Everest Re Group, Ltd. (Insurance)	335	28,170
Extra Space Storage, Inc. (REIT)	1,005	24,351
EZCORP, Inc.—Class A* (Retail)	335	8,834
F.N.B. Corp. (Banks)	1,005	11,367
Federal Realty Investment Trust (REIT)	670	60,802
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,005	15,226
Fidelity National Title Group, Inc.—Class A (Insurance)	2,010	32,019
Fifth Third Bancorp (Banks)	8,375	106,530
First American Financial Corp. (Insurance)	1,005	12,733
First Financial Bankshares, Inc. (Banks)	335	11,199
First Horizon National Corp. (Banks)	2,345	18,763
First Midwest Bancorp, Inc. (Banks)	670	6,787
First Niagara Financial Group, Inc. (Savings & Loans)	2,680	23,128
First Republic Bank* (Banks)	670	20,509
FirstMerit Corp. (Banks)	1,005	15,206
Forest City Enterprises, Inc.—Class A* (Real Estate)	1,340	15,839
Franklin Resources, Inc. (Diversified Financial Services)	1,340	128,720

See accompanying notes to the financial statements.

130 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
Franklin Street Properties Corp. (REIT)	670	$6,667
Fulton Financial Corp. (Banks)	1,675	16,432
General Growth Properties, Inc. (REIT)	3,350	50,317
Genworth Financial, Inc.—Class A* (Insurance)	4,355	28,525
Glacier Bancorp, Inc. (Banks)	670	8,060
Greenhill & Co., Inc. (Diversified Financial Services)	335	12,184
Hancock Holding Co. (Banks)	670	21,420
Hanover Insurance Group, Inc. (Insurance)	335	11,708
Hartford Financial Services Group, Inc. (Insurance)	4,020	65,325
Hatteras Financial Corp. (REIT)	670	17,668
HCC Insurance Holdings, Inc. (Insurance)	1,005	27,637
HCP, Inc. (REIT)	3,685	152,670
Health Care REIT, Inc. (REIT)	1,675	91,338
Healthcare Realty Trust, Inc. (REIT)	670	12,455
Highwoods Properties, Inc. (REIT)	670	19,879
Home Properties, Inc. (REIT)	335	19,286
Horace Mann Educators Corp. (Insurance)	335	4,593
Hospitality Properties Trust (REIT)	1,005	23,095
Host Hotels & Resorts, Inc. (REIT)	6,365	94,011
Hudson City Bancorp, Inc. (Savings & Loans)	4,355	27,219
Huntington Bancshares, Inc. (Banks)	7,705	42,300
IBERIABANK Corp. (Banks)	335	16,515
IntercontinentalExchange, Inc.* (Diversified Financial Services)	670	80,768
International Bancshares Corp. (Banks)	670	12,284
Invesco Mortgage Capital, Inc. (REIT)	1,005	14,120
Invesco, Ltd. (Diversified Financial Services)	4,020	80,762
J.P. Morgan Chase & Co. (Banks)	34,170	1,136,152
Janus Capital Group, Inc. (Diversified Financial Services)	1,675	10,569
Jefferies Group, Inc. (Diversified Financial Services)	1,340	18,425
Jones Lang LaSalle, Inc. (Real Estate)	335	20,522
Kemper Corp. (Insurance)	335	9,785
KeyCorp (Banks)	8,375	64,404
Kilroy Realty Corp. (REIT)	670	25,507
Kimco Realty Corp. (REIT)	3,685	59,844
LaSalle Hotel Properties (REIT)	670	16,221
Legg Mason, Inc. (Diversified Financial Services)	1,340	32,227
Lexington Realty Trust (REIT)	1,340	10,037
Liberty Property Trust (REIT)	1,005	31,034
Lincoln National Corp. (Insurance)	2,680	52,046
Loews Corp. (Insurance)	3,015	113,515
M&T Bank Corp. (Banks)	1,005	76,722
Mack-Cali Realty Corp. (REIT)	670	17,882
Marsh & McLennan Cos., Inc. (Insurance)	4,690	148,298
MasterCard, Inc.—Class A (Commercial Services)	1,005	374,684
MB Financial, Inc. (Banks)	335	5,729
MBIA, Inc.* (Insurance)	1,340	15,531
Mercury General Corp. (Insurance)	335	15,283
MetLife, Inc. (Insurance)	7,370	229,797
MFA Financial, Inc. (REIT)	3,350	22,512
Mid-America Apartment Communities, Inc. (REIT)	335	20,954
Montpelier Re Holdings, Ltd. (Insurance)	670	11,893
Moody’s Corp. (Commercial Services)	1,675	56,414
Morgan Stanley Dean Witter & Co. (Banks)	12,060	182,468
MSCI, Inc.—Class A* (Software)	1,005	33,095
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,340	32,843
National Penn Bancshares, Inc. (Banks)	1,005	8,482
National Retail Properties, Inc. (REIT)	1,005	26,512
New York Community Bancorp (Savings & Loans)	4,020	49,727
Northern Trust Corp. (Banks)	2,010	79,717
NYSE Euronext (Diversified Financial Services)	2,345	61,204
Old National Bancorp (Banks)	1,005	11,708
Old Republic International Corp. (Insurance)	2,345	21,738
OMEGA Healthcare Investors, Inc. (REIT)	1,005	19,447
PacWest Bancorp (Banks)	335	6,348
PartnerRe, Ltd. (Insurance)	670	43,021
People’s United Financial, Inc. (Savings & Loans)	3,350	43,047
Piedmont Office Realty Trust, Inc.—Class A (REIT)	1,675	28,542
Platinum Underwriters Holdings, Ltd. (Insurance)	335	11,427
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,340	48,990
PNC Financial Services Group (Banks)	4,690	270,472
Popular, Inc.* (Banks)	9,045	12,573
Post Properties, Inc. (REIT)	335	14,646
Potlatch Corp. (REIT)	335	10,422
Principal Financial Group, Inc. (Insurance)	2,680	65,928
PrivateBancorp, Inc. (Banks)	670	7,357
ProAssurance Corp. (Insurance)	335	26,740
Progressive Corp. (Insurance)	5,360	104,574
Prologis, Inc. (REIT)	4,020	114,932
Prosperity Bancshares, Inc. (Banks)	335	13,517
Protective Life Corp. (Insurance)	670	15,115
Provident Financial Services, Inc. (Savings & Loans)	670	8,971
Prudential Financial, Inc. (Insurance)	4,355	218,273
Public Storage, Inc. (REIT)	1,340	180,176
Raymond James Financial Corp. (Diversified Financial Services)	1,005	31,115
Rayonier, Inc. (REIT)	1,005	44,853
Realty Income Corp. (REIT)	1,340	46,846
Redwood Trust, Inc. (REIT)	670	6,821
Regency Centers Corp. (REIT)	670	25,205
Regions Financial Corp. (Banks)	11,390	48,977
Reinsurance Group of America, Inc. (Insurance)	670	35,007
RenaissanceRe Holdings (Insurance)	335	24,914
SEI Investments Co. (Commercial Services)	1,340	23,249
Selective Insurance Group, Inc. (Insurance)	335	5,940
Senior Housing Properties Trust (REIT)	1,340	30,070
Signature Bank* (Banks)	335	20,097
Simon Property Group, Inc. (REIT)	2,680	345,559
SL Green Realty Corp. (REIT)	670	44,649
SLM Corp. (Diversified Financial Services)	4,690	62,846
St. Joe Co.* (Real Estate)	670	9,822
StanCorp Financial Group, Inc. (Insurance)	335	12,311
Starwood Property Trust, Inc. (REIT)	1,005	18,603
State Street Corp. (Banks)	4,355	175,550
Stifel Financial Corp.* (Diversified Financial Services)	335	10,737
Sunstone Hotel Investors, Inc.* (REIT)	1,005	8,191
SunTrust Banks, Inc. (Banks)	4,690	83,013
Susquehanna Bancshares, Inc. (Banks)	1,340	11,229
SVB Financial Group* (Banks)	335	15,976
Synovus Financial Corp. (Banks)	6,700	9,447
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,345	133,548
Tanger Factory Outlet Centers, Inc. (REIT)	670	19,644

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 131

Common Stocks, continued

	Shares	Value
Taubman Centers, Inc. (REIT)	670	$41,607
TCF Financial Corp. (Banks)	1,340	13,829
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,010	31,456
TFS Financial Corp.* (Savings & Loans)	670	6,003
The Charles Schwab Corp. (Diversified Financial Services)	9,380	105,619
The Goldman Sachs Group, Inc. (Banks)	3,685	333,235
The Howard Hughes Corp.* (Real Estate)	335	14,797
The Macerich Co. (REIT)	1,340	67,804
The Travelers Cos., Inc. (Insurance)	3,685	218,041
Torchmark Corp. (Insurance)	1,005	43,607
Tower Group, Inc. (Insurance)	335	6,757
Transatlantic Holdings, Inc. (Insurance)	670	36,669
Trustmark Corp. (Banks)	670	16,274
U.S. Bancorp (Banks)	17,085	462,149
UDR, Inc. (REIT)	2,010	50,451
UMB Financial Corp. (Banks)	335	12,479
Umpqua Holdings Corp. (Banks)	1,005	12,452
United Bankshares, Inc. (Banks)	335	9,470
UnumProvident Corp. (Insurance)	2,680	56,468
Validus Holdings, Ltd. (Insurance)	670	21,105
Valley National Bancorp (Banks)	1,675	20,720
Ventas, Inc. (REIT)	2,345	129,280
Visa, Inc.—Class A (Commercial Services)	4,690	476,176
Vornado Realty Trust (REIT)	1,675	128,740
W.R. Berkley Corp. (Insurance)	1,005	34,562
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	670	16,596
Washington Federal, Inc. (Savings & Loans)	1,005	14,060
Washington REIT (REIT)	670	18,324
Webster Financial Corp. (Banks)	670	13,661
Weingarten Realty Investors (REIT)	1,005	21,929
Wells Fargo & Co. (Banks)	44,555	1,227,936
Westamerica Bancorp (Banks)	335	14,707
Western Union Co. (Commercial Services)	5,695	103,991
Weyerhaeuser Co. (REIT)	4,690	87,562
Willis Group Holdings PLC (Insurance)	1,675	64,990
Wintrust Financial Corp. (Banks)	335	9,397
XL Group PLC (Insurance)	3,015	59,607
Zions Bancorp (Banks)	1,675	27,269
TOTAL COMMON STOCKS (Cost $11,050,979)		17,841,768

Rights/Warrants(NM)

American International Group, Inc.* (Insurance)	—	(a)	—	(b)
TOTAL RIGHTS/WARRANTS (Cost $1)			—	(b)

Repurchase Agreements(c) (0.6%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $110,000	$110,000	$110,000
TOTAL REPURCHASE AGREEMENTS (Cost $110,000)		110,000
TOTAL INVESTMENT SECURITIES (Cost $11,160,980)—100.0%		17,951,768
Net other assets (liabilities)—NM		1,667
NET ASSETS—100.0%		$17,953,435

*                 Non-income producing security

(a)          Number of shares is less than 0.50.

(b)         Amount is less than $0.50.

(c)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%

ProFund VP Financials invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Banks	$6,742,147	37.6%
Commercial Services	1,073,448	6.0%
Diversified Financial Services	1,961,959	10.9%
Forest Products & Paper	48,990	0.3%
Insurance	3,896,317	21.7%
REIT	3,508,467	19.5%
Real Estate	138,446	0.8%
Retail	24,455	0.1%
Savings & Loans	193,307	1.1%
Software	33,095	0.2%
Telecommunications	221,137	1.2%
Other**	111,667	0.6%
Total	$17,953,435	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT    Real Estate Investment Trust

See accompanying notes to the financial statements.

132 :: ProFund VP Financials :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$11,160,980
Securities, at value	17,841,768
Repurchase agreements, at value	110,000
Total Investment Securities, at value	17,951,768
Cash	1,294
Dividends receivable	32,745
Receivable for capital shares issued	12,450
Prepaid expenses	115
TOTAL ASSETS	17,998,372

LIABILITIES:
Payable for capital shares redeemed	4,629
Advisory fees payable	6,409
Management services fees payable	855
Administration fees payable	695
Administrative services fees payable	6,490
Distribution fees payable	6,834
Trustee fees payable	1
Transfer agency fees payable	1,121
Fund accounting fees payable	1,551
Compliance services fees payable	135
Other accrued expenses	16,217
TOTAL LIABILITIES	44,937
NET ASSETS	$17,953,435

NET ASSETS CONSIST OF:
Capital	$34,365,947
Accumulated net investment income (loss)	38,862
Accumulated net realized gains (losses) on investments	(23,242,162)
Net unrealized appreciation (depreciation) on investments	6,790,788
NET ASSETS	$17,953,435

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,052,011
Net Asset Value (offering and redemption price per share)	$17.07

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$459,551
Interest	23
TOTAL INVESTMENT INCOME	459,574

EXPENSES:
Advisory fees	187,818
Management services fees	25,042
Administration fees	10,785
Transfer agency fees	15,933
Administrative services fees	70,873
Distribution fees	62,606
Custody fees	14,711
Fund accounting fees	23,200
Trustee fees	554
Compliance services fees	267
Other fees	38,181
Total Gross Expenses before reductions	449,970
Less Expenses reduced by the Advisor	(29,258)
TOTAL NET EXPENSES	420,712
NET INVESTMENT INCOME (LOSS)	38,862

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,150,392
Change in net unrealized appreciation/depreciation on investments	(5,602,987)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,452,595)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,413,733)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 133

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$38,862	$(72,503)
Net realized gains (losses) on investments	1,150,392	(203,165)
Change in net unrealized appreciation/depreciation on investments	(5,602,987)	1,635,155
Change in net assets resulting from operations	(4,413,733)	1,359,487

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(88,722)
Change in net assets resulting from distributions	—	(88,722)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,678,149	50,263,634
Dividends reinvested	—	88,722
Value of shares redeemed	(26,579,182)	(50,993,779)
Change in net assets resulting from capital transactions	(5,901,033)	(641,423)
Change in net assets	(10,314,766)	629,342

NET ASSETS:
Beginning of period	28,268,201	27,638,859
End of period	$17,953,435	$28,268,201
Accumulated net investment income (loss)	$38,862	$—

SHARE TRANSACTIONS:
Issued	1,110,487	2,660,325
Reinvested	—	4,635
Redeemed	(1,485,603)	(2,781,176)
Change in shares	(375,116)	(116,216)

See accompanying notes to the financial statements.

134 :: ProFund VP Financials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$19.81	$17.91	$15.82	$32.38	$40.64

Investment Activities:
Net investment income (loss)(a)	0.03	(0.05)	0.06	0.46	0.41
Net realized and unrealized gains (losses) on investments	(2.77)	2.01	2.32	(16.72)	(8.11)
Total income (loss) from investment activities	(2.74)	1.96	2.38	(16.26)	(7.70)

Distributions to Shareholders From:
Net investment income	—	(0.06)	(0.29)	(0.30)	(0.56)

Net Asset Value, End of Period	$17.07	$19.81	$17.91	$15.82	$32.38

Total Return	(13.83)%	10.93%	15.01%	(50.54)%	(19.11)%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.80%	1.88%	1.85%	1.74%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	0.16%	(0.25)%	0.39%	1.90%	1.04%

Supplemental Data:
Net assets, end of period (000’s)	$17,953	$28,268	$27,639	$22,598	$24,899
Portfolio turnover rate(b)	48%	140%	272%	413%	216%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Oil & Gas :: 135

ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 2.25%. For the same period, the Index had a total return of 4.11%(1) and a volatility of 30.94%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Oil & Gas	2.25%	3.04%	9.21%
Dow Jones U.S. Oil & Gas Index	4.11%	4.82%	11.61%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Oil & Gas	1.77%	1.68%

** Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	15%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	22.9%
Chevron Corp.	12.0%
Schlumberger, Ltd.	5.2%
ConocoPhillips	5.1%
Occidental Petroleum Corp.	4.3%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

136 :: ProFund VP Oil & Gas :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (85.3%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	19,497	$1,488,206
Apache Corp. (Oil & Gas)	14,841	1,344,298
Atwood Oceanics, Inc.* (Oil & Gas)	2,328	92,631
Baker Hughes, Inc. (Oil & Gas Services)	16,878	820,946
Berry Petroleum Co.—Class A (Oil & Gas)	2,037	85,595
Bill Barrett Corp.* (Oil & Gas)	1,746	59,486
Bristow Group, Inc. (Transportation)	1,455	68,952
Cabot Oil & Gas Corp. (Oil & Gas)	4,074	309,217
Cameron International Corp.* (Oil & Gas Services)	9,603	472,372
CARBO Ceramics, Inc. (Oil & Gas Services)	873	107,667
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,455	38,339
Chart Industries, Inc.* (Machinery-Diversified)	1,164	62,937
Chesapeake Energy Corp. (Oil & Gas)	25,608	570,802
Chevron Corp. (Oil & Gas)	77,988	8,297,923
Cimarex Energy Co. (Oil & Gas)	3,201	198,142
Cobalt International Energy, Inc.* (Oil & Gas)	5,820	90,326
Complete Production Services, Inc.* (Oil & Gas Services)	3,201	107,426
Comstock Resources, Inc.* (Oil & Gas)	1,746	26,714
Concho Resources, Inc.* (Oil & Gas)	4,074	381,937
ConocoPhillips (Oil & Gas)	48,015	3,498,853
Continental Resources, Inc.* (Oil & Gas)	2,328	155,301
Core Laboratories N.V. (Oil & Gas Services)	1,746	198,957
CVR Energy, Inc.* (Oil & Gas)	3,492	65,405
Denbury Resources, Inc.* (Oil & Gas)	15,714	237,281
Devon Energy Corp. (Oil & Gas)	15,423	956,226
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,619	144,726
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,910	145,238
Dril-Quip, Inc.* (Oil & Gas Services)	1,455	95,768
El Paso Corp. (Pipelines)	29,682	788,651
Energen Corp. (Oil & Gas)	2,910	145,500
EOG Resources, Inc. (Oil & Gas)	10,476	1,031,991
EQT Corp. (Oil & Gas)	5,820	318,878
EXCO Resources, Inc. (Oil & Gas)	5,820	60,819
Exterran Holdings, Inc.* (Oil & Gas Services)	2,619	23,833
Exxon Mobil Corp. (Oil & Gas)	186,240	15,785,702
First Solar, Inc.* (Energy-Alternate Sources)	2,037	68,769
FMC Technologies, Inc.* (Oil & Gas Services)	9,312	486,366
Forest Oil Corp.* (Oil & Gas)	4,365	59,146
GT Advanced Technologies, Inc.* (Semiconductors)	4,947	35,816
Halliburton Co. (Oil & Gas Services)	35,793	1,235,216
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,783	59,771
Helmerich & Payne, Inc. (Oil & Gas)	3,783	220,776
Hess Corp. (Oil & Gas)	11,931	677,681
HollyFrontier Corp. (Oil & Gas)	7,566	177,044
Key Energy Services, Inc.* (Oil & Gas Services)	5,820	90,035
Kinder Morgan, Inc. (Pipelines)	4,365	140,422
Lufkin Industries, Inc. (Oil & Gas Services)	1,164	78,349
Marathon Oil Corp. (Oil & Gas)	27,645	809,169
Marathon Petroleum Corp. (Oil & Gas)	13,677	455,307
McDermott International, Inc.* (Engineering & Construction)	9,021	103,832
McMoRan Exploration Co.* (Oil & Gas)	4,074	59,277
Murphy Oil Corp. (Oil & Gas)	7,566	421,729
Nabors Industries, Ltd.* (Oil & Gas)	11,058	191,746
National Oilwell Varco, Inc. (Oil & Gas Services)	16,296	1,107,965
Newfield Exploration Co.* (Oil & Gas)	5,238	197,630
Noble Corp. (Oil & Gas)	10,185	307,791
Noble Energy, Inc. (Oil & Gas)	6,984	659,220
Oasis Petroleum, Inc.* (Oil & Gas)	2,619	76,187
Occidental Petroleum Corp. (Oil & Gas)	31,428	2,944,804
Oceaneering International, Inc. (Oil & Gas Services)	4,074	187,934
OGE Energy Corp. (Electric)	3,783	214,534
Oil States International, Inc.* (Oil & Gas Services)	2,037	155,566
Parker Drilling Co.* (Oil & Gas)	4,656	33,384
Patterson-UTI Energy, Inc. (Oil & Gas)	6,111	122,098
Pioneer Natural Resources Co. (Oil & Gas)	4,656	416,619
Plains Exploration & Production Co.* (Oil & Gas)	5,529	203,025
QEP Resources, Inc. (Oil & Gas)	6,984	204,631
Quicksilver Resources, Inc.* (Oil & Gas)	4,656	31,242
Range Resources Corp. (Oil & Gas)	6,402	396,540
Rosetta Resources, Inc.* (Oil & Gas)	2,037	88,609
Rowan Cos., Inc.* (Oil & Gas)	4,947	150,042
SandRidge Energy, Inc.* (Oil & Gas)	14,841	121,103
Schlumberger, Ltd. (Oil & Gas Services)	52,380	3,578,078
SEACOR SMIT, Inc.* (Oil & Gas Services)	873	77,662
SM Energy Co. (Oil & Gas)	2,619	191,449
Southern Union Co. (Gas)	4,656	196,064
Southwestern Energy Co.* (Oil & Gas)	13,386	427,549
Sunoco, Inc. (Oil & Gas)	4,074	167,115
Superior Energy Services, Inc.* (Oil & Gas Services)	3,201	91,036
Swift Energy Co.* (Oil & Gas)	1,746	51,891
Tesoro Petroleum Corp.* (Oil & Gas)	5,529	129,157
TETRA Technologies, Inc.* (Oil & Gas Services)	2,910	27,179
The Williams Cos., Inc. (Pipelines)	22,698	749,488
Tidewater, Inc. (Transportation)	2,037	100,424
Transocean, Ltd. (Oil & Gas)	12,513	480,374
Ultra Petroleum Corp.* (Oil & Gas)	5,820	172,447
Unit Corp.* (Oil & Gas)	1,746	81,014
Valero Energy Corp. (Oil & Gas)	22,116	465,542
Weatherford International, Ltd.* (Oil & Gas Services)	29,100	426,024
Whiting Petroleum Corp.* (Oil & Gas)	4,656	217,389
TOTAL COMMON STOCKS (Cost $22,813,051)		58,896,302

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $199,000	$199,000	$199,000
TOTAL REPURCHASE AGREEMENTS (Cost $199,000)		199,000
TOTAL INVESTMENT SECURITIES (Cost $23,012,051)—85.6%		59,095,302
Net other assets (liabilities)—14.4%		9,965,264
NET ASSETS—100.0%		$69,060,566

*     Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 137

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$10,198,776	$(1,224)

ProFund VP Oil & Gas invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Electric	$214,534	0.3%
Energy-Alternate Sources	68,769	0.1%
Engineering & Construction	103,832	0.2%
Gas	196,064	0.3%
Machinery-Diversified	62,937	0.1%
Oil & Gas	46,793,025	67.7%
Oil & Gas Services	9,573,388	13.9%
Pipelines	1,678,561	2.4%
Semiconductors	35,816	0.1%
Transportation	169,376	0.2%
Other**	10,164,264	14.7%
Total	$69,060,566	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

138 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$23,012,051
Securities, at value	58,896,302
Repurchase agreements, at value	199,000
Total Investment Securities, at value	59,095,302
Cash	738
Dividends and interest receivable	36,268
Receivable for capital shares issued	14,422
Receivable for investments sold	10,117,421
Prepaid expenses	459
TOTAL ASSETS	69,264,610

LIABILITIES:
Payable for capital shares redeemed	52,588
Unrealized loss on swap agreements	1,224
Advisory fees payable	14,793
Management services fees payable	1,972
Administration fees payable	2,709
Administrative services fees payable	27,921
Distribution fees payable	24,077
Trustee fees payable	5
Transfer agency fees payable	4,369
Fund accounting fees payable	6,045
Compliance services fees payable	514
Other accrued expenses	67,827
TOTAL LIABILITIES	204,044
NET ASSETS	$69,060,566

NET ASSETS CONSIST OF:
Capital	$35,640,529
Accumulated net investment income (loss)	76,393
Accumulated net realized gains (losses) on investments	(2,738,383)
Net unrealized appreciation (depreciation) on investments	36,082,027
NET ASSETS	$69,060,566

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,454,675
Net Asset Value (offering and redemption price per share)	$47.47

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,676,336
Interest	97
TOTAL INVESTMENT INCOME	1,676,433

EXPENSES:
Advisory fees	714,302
Management services fees	95,240
Administration fees	41,215
Transfer agency fees	60,928
Administrative services fees	296,988
Distribution fees	238,101
Custody fees	14,385
Fund accounting fees	83,078
Trustee fees	2,086
Compliance services fees	1,018
Printing fees	95,274
Other fees	90,878
Total Gross Expenses before reductions	1,733,493
Less Expenses reduced by the Advisor	(133,453)
TOTAL NET EXPENSES	1,600,040
NET INVESTMENT INCOME (LOSS)	76,393

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	9,727,051
Net realized gains (losses) on swap agreements	(179,911)
Change in net unrealized appreciation/depreciation on investments	(9,465,974)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	81,166
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$157,559

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 139

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$76,393	$152,698
Net realized gains (losses) on investments	9,547,140	3,774,301
Change in net unrealized appreciation/depreciation on investments	(9,465,974)	7,507,781
Change in net assets resulting from operations	157,559	11,434,780

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(152,698)	(304,297)
Change in net assets resulting from distributions	(152,698)	(304,297)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	96,654,900	94,253,258
Dividends reinvested	152,698	304,297
Value of shares redeemed	(125,506,933)	(90,539,744)
Change in net assets resulting from capital transactions	(28,699,335)	4,017,811
Change in net assets	(28,694,474)	15,148,294

NET ASSETS:
Beginning of period	97,755,040	82,606,746
End of period	$69,060,566	$97,755,040
Accumulated net investment income (loss)	$76,393	$152,698

SHARE TRANSACTIONS:
Issued	1,916,163	2,295,149
Reinvested	2,836	7,682
Redeemed	(2,566,867)	(2,284,080)
Change in shares	(647,868)	18,751

See accompanying notes to the financial statements.

140 :: ProFund VP Oil & Gas :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$46.49	$39.64	$38.84	$66.69	$51.51

Investment Activities:
Net investment income (loss)(a)	0.04	0.08	0.15	(0.15)	(0.17)
Net realized and unrealized gains (losses) on investments	1.00	6.93	5.73	(23.29)	16.79
Total income (loss) from investment activities	1.04	7.01	5.88	(23.44)	16.62

Distributions to Shareholders From:
Net investment income	(0.06)	(0.16)	—	—	—
Net realized gains on investments	—	—	(5.08)	(4.41)	(1.44)
Total distributions	(0.06)	(0.16)	(5.08)	(4.41)	(1.44)

Net Asset Value, End of Period	$47.47	$46.49	$39.64	$38.84	$66.69

Total Return	2.25%	17.76%	15.50%	(36.95)%	32.48%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.77%	1.81%	1.73%	1.71%
Net expenses	1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	0.08%	0.21%	0.39%	(0.25)%	(0.30)%

Supplemental Data:
Net assets, end of period (000’s)	$69,061	$97,755	$82,607	$66,675	$194,871
Portfolio turnover rate(b)	73%	89%	109%	147%	180%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Pharmaceuticals :: 141

ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 16.13%. For the same period, the Index had a total return of 18.64%(1) and a volatility of 17.76%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Pharmaceuticals	16.13%	2.35%	0.06%
Dow Jones U.S. Pharmaceuticals Index	18.64%	4.29%	2.06%
S&P 500 Index	2.09%	-0.25%	3.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Pharmaceuticals	1.78%	1.68%

** Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	43%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	13.6%
Pfizer, Inc.	12.6%
Merck & Co., Inc.	8.8%
Abbott Laboratories	6.6%
Bristol-Myers Squibb Co.	4.6%

Dow Jones U.S. Pharmaceuticals Index – Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

142 :: ProFund VP Pharmaceuticals :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (56.6%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	31,746	$1,785,078
Alkermes PLC* (Pharmaceuticals)	1,998	34,685
Allergan, Inc. (Pharmaceuticals)	6,216	545,392
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	888	17,698
Bristol-Myers Squibb Co. (Pharmaceuticals)	34,854	1,228,255
Eli Lilly & Co. (Pharmaceuticals)	19,980	830,369
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,442	84,322
Forest Laboratories, Inc.* (Pharmaceuticals)	5,106	154,508
Hospira, Inc.* (Healthcare-Products)	3,330	101,132
Impax Laboratories, Inc.* (Pharmaceuticals)	1,332	26,866
Johnson & Johnson (Healthcare-Products)	55,722	3,654,249
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,332	44,289
Medivation, Inc.* (Pharmaceuticals)	666	30,709
Merck & Co., Inc. (Pharmaceuticals)	62,604	2,360,171
Mylan Laboratories, Inc.* (Pharmaceuticals)	8,658	185,801
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	666	21,798
Perrigo Co. (Pharmaceuticals)	1,776	172,805
Pfizer, Inc. (Pharmaceuticals)	156,288	3,382,072
Pharmasset, Inc.* (Pharmaceuticals)	1,554	199,223
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,110	46,154
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,110	53,113
Theravance, Inc.* (Pharmaceuticals)	1,554	34,343
ViroPharma, Inc.* (Pharmaceuticals)	1,332	36,483
Warner Chilcott PLC—Class A* (Pharmaceuticals)	3,552	53,742
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,664	160,746
TOTAL COMMON STOCKS (Cost $12,339,717)		15,244,003

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $14,000	$14,000	$14,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,000)		14,000
TOTAL INVESTMENT SECURITIES (Cost $12,353,717)—56.7%		15,258,003
Net other assets (liabilities)—43.3%		11,647,859
NET ASSETS—100.0%		$26,905,862

*     Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$11,698,596	$(1,404)

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Healthcare-Products	$3,755,381	14.0%
Pharmaceuticals	11,488,622	42.6%
Other**	11,661,859	43.4%
Total	$26,905,862	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 143

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$12,353,717
Securities, at value	15,244,003
Repurchase agreements, at value	14,000
Total Investment Securities, at value	15,258,003
Cash	420
Dividends receivable	36,428
Receivable for capital shares issued	27,675
Receivable for investments sold	11,739,428
Prepaid expenses	24
TOTAL ASSETS	27,061,978

LIABILITIES:
Payable for capital shares redeemed	116,285
Unrealized loss on swap agreements	1,404
Advisory fees payable	11,198
Management services fees payable	1,493
Administration fees payable	867
Administrative services fees payable	7,758
Distribution fees payable	6,294
Trustee fees payable	2
Transfer agency fees payable	1,398
Fund accounting fees payable	1,934
Compliance services fees payable	113
Other accrued expenses	7,370
TOTAL LIABILITIES	156,116
NET ASSETS	$26,905,862

NET ASSETS CONSIST OF:
Capital	$29,106,905
Accumulated net investment income (loss)	225,615
Accumulated net realized gains (losses) on investments	(5,329,540)
Net unrealized appreciation (depreciation) on investments	2,902,882

NET ASSETS	$26,905,862
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,074,265
Net Asset Value (offering and redemption price per share)	$25.05

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$442,915
Interest	18
TOTAL INVESTMENT INCOME	442,933

EXPENSES:
Advisory fees	97,017
Management services fees	12,935
Administration fees	5,195
Transfer agency fees	7,876
Administrative services fees	40,876
Distribution fees	32,339
Custody fees	3,665
Fund accounting fees	10,903
Trustee fees	237
Compliance services fees	209
Other fees	21,379
Total Gross Expenses before reductions	232,631
Less Expenses reduced by the Advisor	(15,313)
TOTAL NET EXPENSES	217,318
NET INVESTMENT INCOME (LOSS)	225,615

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(574,936)
Net realized gains (losses) on swap agreements	(229)
Change in net unrealized appreciation/depreciation on investments	1,597,565
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,022,400

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,248,015

See accompanying notes to the financial statements.

144  :: ProFund VP Pharmaceuticals :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$225,615	$152,879
Net realized gains (losses) on investments	(575,165)	213,507
Change in net unrealized appreciation/depreciation on investments	1,597,565	(474,719)
Change in net assets resulting from operations	1,248,015	(108,333)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(152,879)	(399,470)
Change in net assets resulting from distributions	(152,879)	(399,470)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	47,095,604	22,544,508
Dividends reinvested	152,879	399,470
Value of shares redeemed	(28,322,440)	(28,673,555)
Change in net assets resulting from capital transactions	18,926,043	(5,729,577)
Change in net assets	20,021,179	(6,237,380)

NET ASSETS:
Beginning of period	6,884,683	13,122,063
End of period	$26,905,862	$6,884,683
Accumulated net investment income (loss)	$225,615	$152,879

SHARE TRANSACTIONS:
Issued	1,987,907	1,017,568
Reinvested	6,959	17,970
Redeemed	(1,232,225)	(1,295,709)
Change in shares	762,641	(260,171)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Pharmaceuticals :: 145

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$22.09	$22.95	$20.17	$25.47	$25.27

Investment Activities:
Net investment income (loss)(a)	0.41	0.39	0.52	0.44	0.32
Net realized and unrealized gains (losses) on investments	3.08	(0.27)	2.83	(5.37)	0.26
Total income (loss) from investment activities	3.49	0.12	3.35	(4.93)	0.58

Distributions to Shareholders From:
Net investment income	(0.53)	(0.98)	(0.57)	(0.37)	(0.38)

Net Asset Value, End of Period	$25.05	$22.09	$22.95	$20.17	$25.47

Total Return	16.13%	0.48%	16.90%	(19.51)%	2.32%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.78%	1.80%	1.77%	1.73%
Net expenses	1.68%	1.68%	1.65%	1.63%	1.63%
Net investment income (loss)	1.74%	1.78%	2.66%	1.99%	1.22%

Supplemental Data:
Net assets, end of period (000’s)	$26,906	$6,885	$13,122	$12,124	$12,511
Portfolio turnover rate(b)	411%	360%	508%	579%	443%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

146 :: ProFund VP Precious Metals :: Management Discussion of Fund Performance

ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of -19.21%. For the same period, the Index had a return of -17.35%(1) and a volatility of 30.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP Precious Metals	-19.21%	4.27%	7.74%
Dow Jones Precious Metals Index	-17.35%	6.61%	10.67%
S&P 500 Index	2.09%	-0.25%	3.56%

Expense Ratios**

Fund	Gross	Net
ProFund VP Precious Metals	1.76%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)          The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)          1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)          Prior to June 19, 2004, the Index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold & Silver Index. This Index measured the performance of the gold and silver mining industry of the global equity market. Component companies included companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls. The Philadelphia Stock Exchange Gold and Silver Index represents performance from May 1, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.

(4)          The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Precious Metals :: 147

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (101.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $104,803,000	$104,803,000	$104,803,000
TOTAL REPURCHASE AGREEMENTS (Cost $104,803,000)		104,803,000
TOTAL INVESTMENT SECURITIES (Cost $104,803,000)—101.6%		104,803,000
Net other assets (liabilities)—(1.6)%		(1,643,634)
NET ASSETS—100.0%		$103,159,366

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $25,707,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$58,579,881	$(1,419,166)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	44,538,399	(1,066,555)
		$(2,485,721)

See accompanying notes to the financial statements.

148 :: ProFund VP Precious Metals :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$104,803,000
Repurchase agreements, at value	104,803,000
Total Investment Securities, at value	104,803,000
Cash	255
Receivable for capital shares issued	2,397,475
Prepaid expenses	553
TOTAL ASSETS	107,201,283

LIABILITIES:
Unrealized loss on swap agreements	2,485,721
Payable for capital shares redeemed	1,308,262
Advisory fees payable	48,541
Management services fees payable	6,472
Administration fees payable	4,335
Administrative services fees payable	46,841
Distribution fees payable	36,603
Trustee fees payable	8
Transfer agency fees payable	6,990
Fund accounting fees payable	9,673
Compliance services fees payable	876
Other accrued expenses	87,595
TOTAL LIABILITIES	4,041,917
NET ASSETS	$103,159,366

NET ASSETS CONSIST OF:
Capital	$129,368,242
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(23,723,155)
Net unrealized appreciation (depreciation) on investments	(2,485,721)
NET ASSETS	$103,159,366

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,322,936
Net Asset Value (offering and redemption price per share)	$44.41

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$51,290

EXPENSES:
Advisory fees	1,039,584
Management services fees	138,610
Administration fees	60,960
Transfer agency fees	90,605
Administrative services fees	452,946
Distribution fees	346,528
Custody fees	11,888
Fund accounting fees	123,007
Trustee fees	3,173
Compliance services fees	1,552
Other fees	213,027
Total Gross Expenses before reductions	2,481,880
Less Expenses reduced by the Advisor	(153,213)
TOTAL NET EXPENSES	2,328,667
NET INVESTMENT INCOME (LOSS)	(2,277,377)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(113,278)
Net realized gains (losses) on swap agreements	(23,609,877)
Change in net unrealized appreciation/depreciation on investments	(6,185,728)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(29,908,883)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,186,260)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Precious Metals :: 149

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,277,377)	$(2,125,942)
Net realized gains (losses) on investments	(23,723,155)	33,841,057
Change in net unrealized appreciation/depreciation on investments	(6,185,728)	6,365,638
Change in net assets resulting from operations	(32,186,260)	38,080,753
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,375,651)	—
Change in net assets resulting from distributions	(2,375,651)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	177,417,886	145,664,181
Dividends reinvested	2,375,651	—
Value of shares redeemed	(216,807,659)	(140,116,859)
Change in net assets resulting from capital transactions	(37,014,122)	5,547,322
Change in net assets	(71,576,033)	43,628,075
NET ASSETS:
Beginning of period	174,735,399	131,107,324
End of period	$103,159,366	$174,735,399
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	3,526,292	3,163,121
Reinvested	46,183	—
Redeemed	(4,379,115)	(3,154,783)
Change in shares	(806,640)	8,338

See accompanying notes to the financial statements.

150 :: ProFund VP Precious Metals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$55.83	$42.00		$31.27	$51.82	$43.80

Investment Activities:
Net investment income (loss)(a)	(0.83)	(0.71)		(0.58)	0.31	1.57
Net realized and unrealized gains (losses) on investments	(9.79)	14.54		11.62	(15.95)	8.11
Total income (loss) from investment activities	(10.62)	13.83		11.04	(15.64)	9.68

Distributions to Shareholders From:
Net investment income	—	—		(0.31)	(1.53)	(1.66)
Net realized gains on investments	(0.80)	—		—	(3.38)	—
Total distributions	(0.80)	—		(0.31)	(4.91)	(1.66)

Net Asset Value, End of Period	$44.41	$55.83		$42.00	$31.27	$51.82

Total Return	(19.21)%	32.93%		35.33%	(30.76)%	22.46%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.76%		1.80%	1.71%	1.70%
Net expenses	1.68%	1.68%		1.67%	1.63%	1.63%
Net investment income (loss)	(1.64)%	(1.56)%		(1.57)%	0.68%	3.41%

Supplemental Data:
Net assets, end of period (000’s)	$103,159	$174,735		$131,107	$91,604	$162,242
Portfolio turnover rate(b)	—	694	%(c)	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)  Changes in the portfolio turnover rate are primarily driven by timing of purchases and sale of long-term treasuries.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Telecommunications :: 151

ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 1.87%. For the same period, the Index had a total return of 3.97%(1) and a volatility of 18.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixedline communications and wireless communications companies.

During the year ended December 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Telecommunications	1.87%	-2.11%	-1.85%
Dow Jones U.S. Telecommunications Index	3.97%	-0.15%	0.84%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Telecommunications	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	47%
Swap Agreements	53%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	22.4%
Verizon Communications, Inc.	14.2%
CenturyLink, Inc.	2.8%
Crown Castle International Corp.	1.4%
Sprint Nextel Corp.	0.9%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Fixed Line Telecommunications	91%
Mobile Telecommunications	9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

(3)  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

152 :: ProFund VP Telecommunications :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (47.3%)

	Shares	Value
AboveNet, Inc.* (Internet)	254	$16,513
AT&T, Inc. (Telecommunications)	61,849	1,870,314
CenturyLink, Inc. (Telecommunications)	6,350	236,220
Cincinnati Bell, Inc.* (Telecommunications)	2,032	6,157
Crown Castle International Corp.* (Telecommunications)	2,540	113,792
Frontier Communications Corp. (Telecommunications)	10,414	53,632
Leap Wireless International, Inc.* (Telecommunications)	635	5,899
Leucadia National Corp. (Holding Companies-Diversified)	2,032	46,208
Level 3 Communications, Inc.* (Telecommunications)	1,651	28,050
MetroPCS Communications, Inc.* (Telecommunications)	3,302	28,661
NII Holdings, Inc.—Class B* (Telecommunications)	1,778	37,871
SBA Communications Corp.—Class A* (Telecommunications)	1,143	49,103
Sprint Nextel Corp.* (Telecommunications)	31,115	72,809
Telephone & Data Systems, Inc. (Telecommunications)	508	13,152
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	381	9,072
tw telecom, Inc.* (Telecommunications)	1,524	29,535
US Cellular Corp.* (Telecommunications)	127	5,541
Verizon Communications, Inc. (Telecommunications)	29,464	1,182,096
Virgin Media, Inc. (Telecommunications)	3,175	67,882
Windstream Corp. (Telecommunications)	5,969	70,076
TOTAL COMMON STOCKS (Cost $2,511,015)		3,942,583

Repurchase Agreements(a) (1.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $101,000	$101,000	$101,000
TOTAL REPURCHASE AGREEMENTS (Cost $101,000)		101,000
TOTAL INVESTMENT SECURITIES (Cost $2,612,015)—48.5%		4,043,583
Net other assets (liabilities)—51.5%		4,296,878
NET ASSETS—100.0%		$8,340,461

*     Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$4,399,472	$(528)

ProFund VP Telecommunications invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Holding Companies-Diversified	$46,208	0.6%
Internet	16,513	0.2%
Telecommunications	3,879,862	46.5%
Other**	4,397,878	52.7%
Total	$8,340,461	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Telecommunications :: 153

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$2,612,015
Securities, at value	3,942,583
Repurchase agreements, at value	101,000
Total Investment Securities, at value	4,043,583
Cash	300
Dividends receivable	3,314
Receivable for capital shares issued	1,081
Receivable for investments sold	4,438,313
Prepaid expenses	53
TOTAL ASSETS	8,486,644

LIABILITIES:
Payable for capital shares redeemed	126,119
Unrealized loss on swap agreements	528
Advisory fees payable	4,165
Management services fees payable	555
Administration fees payable	318
Administrative services fees payable	2,585
Distribution fees payable	2,189
Trustee fees payable	1
Transfer agency fees payable	512
Fund accounting fees payable	709
Compliance services fees payable	67
Other accrued expenses	8,435
TOTAL LIABILITIES	146,183
NET ASSETS	$8,340,461

NET ASSETS CONSIST OF:
Capital	$14,439,632
Accumulated net investment income (loss)	443,513
Accumulated net realized gains (losses) on investments	(7,973,724)
Net unrealized appreciation (depreciation) on investments	1,431,040
NET ASSETS	$8,340,461
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,116,071
Net Asset Value (offering and redemption price per share)	$7.47

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$679,338
Interest	34
TOTAL INVESTMENT INCOME	679,372

EXPENSES:
Advisory fees	105,294
Management services fees	14,039
Administration fees	6,010
Transfer agency fees	8,852
Administrative services fees	46,050
Distribution fees	35,098
Custody fees	4,496
Fund accounting fees	12,108
Trustee fees	296
Compliance services fees	181
Other fees	23,745
Total Gross Expenses before reductions	256,169
Less Expenses reduced by the Advisor	(20,310)
TOTAL NET EXPENSES	235,859
NET INVESTMENT INCOME (LOSS)	443,513

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,348,390
Net realized gains (losses) on swap agreements	110,857
Change in net unrealized appreciation/depreciation on investments	(2,230,065)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(770,818)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(327,305)

See accompanying notes to the financial statements.

154 :: ProFund VP Telecommunications :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$443,513	$458,265
Net realized gains (losses) on investments	1,459,247	(291,203)
Change in net unrealized appreciation/depreciation on investments	(2,230,065)	2,274,898
Change in net assets resulting from operations	(327,305)	2,441,960
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(458,265)	(452,783)
Change in net assets resulting from distributions	(458,265)	(452,783)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	27,605,754	36,879,550
Dividends reinvested	458,265	452,783
Value of shares redeemed	(36,734,230)	(33,255,107)
Change in net assets resulting from capital transactions	(8,670,211)	4,077,226
Change in net assets	(9,455,781)	6,066,403
NET ASSETS:
Beginning of period	17,796,242	11,729,839
End of period	$8,340,461	$17,796,242
Accumulated net investment income (loss)	$443,513	$458,265
SHARE TRANSACTIONS:
Issued	3,636,476	5,497,540
Reinvested	60,697	67,884
Redeemed	(4,935,620)	(4,954,800)
Change in shares	(1,238,447)	610,624

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Telecommunications :: 155

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$7.56	$6.73	$6.76	$19.31	$18.00

Investment Activities:
Net investment income (loss)(a)	0.24	0.24	0.36	0.35	0.29
Net realized and unrealized gains (losses) on investments	(0.10)	0.79	0.10	(5.89)	1.24
Total income (loss) from investment activities	0.14	1.03	0.46	(5.54)	1.53

Distributions to Shareholders From:
Net investment income	(0.23)	(0.20)	(0.49)	(1.07)	(0.16)
Net realized gains on investments	—	—	—	(5.94)	(0.06)
Total distributions	(0.23)	(0.20)	(0.49)	(7.01)	(0.22)

Net Asset Value, End of Period	$7.47	$7.56	$6.73	$6.76	$19.31

Total Return	1.87%	15.68%	7.32%	(34.42)%	8.39%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.78%	1.87%	1.79%	1.72%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)	3.16%	3.51%	5.61%	2.70%	1.45%

Supplemental Data:
Net assets, end of period (000’s)	$8,340	$17,796	$11,730	$14,371	$35,618
Portfolio turnover rate(b)	331%	337%	689%	613%	411%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

156 :: ProFund VP Utilities :: Management Discussion of Fund Performance

ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index (the “Index”). For the year ended December 31, 2011, the Fund had a total return of 17.51%. For the same period, the Index had a return of 19.15%(1) and a volatility of 17.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from December 31, 2001 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Ten Year
ProFund VP Utilities	17.51%	2.04%	5.24%
Dow Jones U.S. Utilities Index	19.15%	3.50%	7.33%
S&P 500 Index	2.09%	-0.25%	2.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Utilities	1.77%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Southern Co.	7.2%
Dominion Resources, Inc.	5.5%
Duke Energy Corp.	5.3%
Exelon Corp.	5.2%
NextEra Energy, Inc.	4.7%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electricity	72%
Gas, Water & MultiUtilities	28%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Utilities :: 157

Schedule of Portfolio Investments :: December 31, 2011

Common Stocks (99.9%)

	Shares	Value
AGL Resources, Inc. (Gas)	12,973	$548,232
ALLETE, Inc. (Electric)	3,384	142,060
Alliant Energy Corp. (Electric)	11,844	522,439
Ameren Corp. (Electric)	25,944	859,525
American Electric Power, Inc. (Electric)	52,452	2,166,792
American Water Works Co., Inc. (Water)	19,176	610,947
Aqua America, Inc. (Water)	15,228	335,777
Atmos Energy Corp. (Gas)	9,588	319,760
Avista Corp. (Electric)	6,204	159,753
Black Hills Corp. (Electric)	4,512	151,513
California Water Service Group (Water)	4,512	82,389
Calpine Corp.* (Electric)	42,300	690,759
CenterPoint Energy, Inc. (Gas)	42,864	861,138
Cleco Corp. (Electric)	6,768	257,861
CMS Energy Corp. (Electric)	27,636	610,203
Consolidated Edison, Inc. (Electric)	31,584	1,959,156
Constellation Energy Group, Inc. (Electric)	19,740	783,086
Covanta Holding Corp. (Energy-Alternate Sources)	12,408	169,866
Dominion Resources, Inc. (Electric)	62,040	3,293,083
DTE Energy Co. (Electric)	18,612	1,013,423
Duke Energy Corp. (Electric)	144,384	3,176,448
Edison International (Electric)	32,712	1,354,277
El Paso Electric Co. (Electric)	4,512	156,296
Entergy Corp. (Electric)	19,176	1,400,807
Exelon Corp. (Electric)	72,192	3,130,967
FirstEnergy Corp. (Electric)	45,684	2,023,801
GenOn Energy, Inc.* (Electric)	84,600	220,806
Great Plains Energy, Inc. (Electric)	14,664	319,382
Hawaiian Electric Industries, Inc. (Electric)	10,716	283,760
IDACORP, Inc. (Electric)	5,640	239,192
Integrys Energy Group, Inc. (Electric)	8,460	458,363
ITC Holdings Corp. (Electric)	5,640	427,963
Laclede Group, Inc. (Gas)	2,256	91,300
National Fuel Gas Co. (Gas)	8,460	470,207
New Jersey Resources Corp. (Gas)	4,512	221,990
NextEra Energy, Inc. (Electric)	46,248	2,815,578
NiSource, Inc. (Gas)	30,456	725,157
Northeast Utilities System (Electric)	19,176	691,678
Northwest Natural Gas Co. (Gas)	2,820	135,163
NorthWestern Corp. (Electric)	3,948	141,299
NRG Energy, Inc.* (Electric)	26,508	480,325
NSTAR (Electric)	11,280	529,709
NV Energy, Inc. (Electric)	25,380	414,963
ONEOK, Inc. (Pipelines)	10,716	928,970
Pepco Holdings, Inc. (Electric)	24,816	503,765
PG&E Corp. (Electric)	43,992	1,813,350
Piedmont Natural Gas Co., Inc. (Gas)	7,896	268,306
Pinnacle West Capital Corp. (Electric)	11,844	570,644
PNM Resources, Inc. (Electric)	8,460	154,226
Portland General Electric Co. (Electric)	8,460	213,953
PPL Corp. (Electric)	63,168	1,858,403
Progress Energy, Inc. (Electric)	32,148	1,800,931
Public Service Enterprise Group, Inc. (Electric)	55,836	1,843,146
Questar Corp. (Gas)	19,176	380,835
SCANA Corp. (Electric)	12,408	559,105
Sempra Energy (Gas)	24,252	1,333,860
South Jersey Industries, Inc. (Gas)	3,384	192,245
Southern Co. (Electric)	93,624	4,333,855
Southwest Gas Corp. (Gas)	5,076	215,679
Spectra Energy Corp. (Pipelines)	70,500	2,167,875
TECO Energy, Inc. (Electric)	21,996	421,003
The AES Corp.* (Electric)	84,036	994,986
UGI Corp. (Gas)	12,408	364,795
UIL Holdings Corp. (Electric)	5,640	199,487
Unisource Energy Corp. (Electric)	3,948	145,760
Vectren Corp. (Gas)	9,024	272,796
Westar Energy, Inc. (Electric)	12,408	357,102
WGL Holdings, Inc. (Gas)	5,640	249,401
Wisconsin Energy Corp. (Electric)	25,380	887,285
Xcel Energy, Inc. (Electric)	53,016	1,465,362
TOTAL COMMON STOCKS (Cost $42,639,562)		59,944,318

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $46,000	$46,000	$46,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,000)		46,000
TOTAL INVESTMENT SECURITIES (Cost $42,685,562)—100.0%		59,990,318
Net other assets (liabilities)—NM		(10,116)
NET ASSETS—100.0%		$59,980,202

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%

ProFund VP Utilities invested in the following industries as of December 31, 2011:

	Value	% of Net Assets
Electric	$48,997,630	81.6%
Energy-Alternate Sources	169,866	0.3%
Gas	6,650,864	11.1%
Pipelines	3,096,845	5.2%
Water	1,029,113	1.7%
Other**	35,884	0.1%
Total	$59,980,202	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

158 :: ProFund VP Utilities :: Financial Statements

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$42,685,562
Securities, at value	59,944,318
Repurchase agreements, at value	46,000
Total Investment Securities, at value	59,990,318
Cash	22,529
Dividends receivable	130,386
Receivable for capital shares issued	219,827
Prepaid expenses	127
TOTAL ASSETS	60,363,187

LIABILITIES:
Payable for capital shares redeemed	255,936
Payable for investments purchased	22,440
Advisory fees payable	21,983
Management services fees payable	2,931
Administration fees payable	2,224
Administrative services fees payable	23,108
Distribution fees payable	18,376
Trustee fees payable	4
Transfer agency fees payable	3,586
Fund accounting fees payable	4,963
Compliance services fees payable	328
Other accrued expenses	27,106
TOTAL LIABILITIES	382,985
NET ASSETS	$59,980,202

NET ASSETS CONSIST OF:
Capital	$49,807,657
Accumulated net investment income (loss)	1,039,188
Accumulated net realized gains (losses) on investments	(8,171,399)
Net unrealized appreciation (depreciation) on investments	17,304,756
NET ASSETS	$59,980,202
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,847,207
Net Asset Value (offering and redemption price per share)	$32.47

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,733,347
Interest	24
TOTAL INVESTMENT INCOME	1,733,371

EXPENSES:
Advisory fees	309,903
Management services fees	41,320
Administration fees	17,619
Transfer agency fees	26,638
Administrative services fees	135,407
Distribution fees	103,301
Custody fees	9,128
Fund accounting fees	36,752
Trustee fees	856
Compliance services fees	532
Other fees	61,773
Total Gross Expenses before reductions	743,229
Less Expenses reduced by the Advisor	(49,047)
TOTAL NET EXPENSES	694,182
NET INVESTMENT INCOME (LOSS)	1,039,189

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(640,421)
Change in net unrealized appreciation/depreciation on investments	5,479,473
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,839,052
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,878,241

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 159

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,039,189	$916,027
Net realized gains (losses) on investments	(640,421)	(204,006)
Change in net unrealized appreciation/depreciation on investments	5,479,473	1,088,243
Change in net assets resulting from operations	5,878,241	1,800,264
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(916,027)	(856,502)
Change in net assets resulting from distributions	(916,027)	(856,502)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	73,481,980	34,319,975
Dividends reinvested	916,027	856,502
Value of shares redeemed	(53,273,651)	(40,495,937)
Change in net assets resulting from capital transactions	21,124,356	(5,319,460)
Change in net assets	26,086,570	(4,375,698)
NET ASSETS:
Beginning of period	33,893,632	38,269,330
End of period	$59,980,202	$33,893,632
Accumulated net investment income (loss)	$1,039,188	$916,027
SHARE TRANSACTIONS:
Issued	2,440,908	1,273,106
Reinvested	32,232	32,841
Redeemed	(1,821,023)	(1,504,824)
Change in shares	652,117	(198,877)

See accompanying notes to the financial statements.

160 :: ProFund VP Utilities :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$28.36	$27.45	$25.78	$39.33	$34.84

Investment Activities:
Net investment income (loss)(a)	0.75	0.71	0.71	0.53	0.46
Net realized and unrealized gains (losses) on investments	4.11	0.86	2.00	(12.26)	4.97
Total income (loss) from investment activities	4.86	1.57	2.71	(11.73)	5.43

Distributions to Shareholders From:
Net investment income	(0.75)	(0.66)	(1.04)	(0.91)	(0.52)
Net realized gains on investments	—	—	—	(0.91)	(0.42)
Total distributions	(0.75)	(0.66)	(1.04)	(1.82)	(0.94)

Net Asset Value, End of Period	$32.47	$28.36	$27.45	$25.78	$39.33

Total Return	17.51%	5.95%	10.73%	(30.70)%	15.80%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.77%	1.83%	1.75%	1.72%
Net expenses	1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)	2.51%	2.65%	2.84%	1.54%	1.22%

Supplemental Data:
Net assets, end of period (000’s)	$59,980	$33,894	$38,269	$35,540	$195,220
Portfolio turnover rate(b)	81%	61%	139%	82%	168%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP U.S. Government Plus :: 161

ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2011, the Fund had a total return of 43.51%. For the same period, the Long Bond had a total return of 35.31%(1) and a volatility of 20.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times (1.25x) the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times (1.25x) the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2011 the most recent Long Bond issued carried a maturity date of November 15, 2041 and a 3.125% coupon.

During the year ended December 31, 2011, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Long Bond. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S Government Plus from May 1, 2002 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Five Year	Since Inception
ProFund VP U.S. Government Plus	43.51%	11.91%	8.76%
30-year U.S. Treasury Bond	35.31%	11.43%	9.27%
Barclays Capital U.S. Treasury: Long-Term Index	34.26%	11.91%	9.35%

Expense Ratios**

Fund	Gross	Net
ProFund VP U.S. Government Plus	1.47%	1.38%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	15%
Swap Agreements	80%
U.S. Treasury Obligations	36%
Total Exposure	131%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
(3)

The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

162 :: ProFund VP U.S. Government Plus :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2011

U.S. Treasury Obligations (36.3%)

	Principal Amount	Value
U.S. Treasury Bonds, 3.13%, 11/15/41	$22,300,000	$23,369,703
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,843,776)		23,369,703

Repurchase Agreements(a)(b) (59.6%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $38,290,000	38,290,000	38,290,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,290,000)		38,290,000
TOTAL INVESTMENT SECURITIES (Cost $61,133,776) — 95.9%		61,659,703
Net other assets (liabilities) — 4.1%		2,619,275
NET ASSETS — 100.0%		$64,278,978

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2011, the aggregate amount held in a segregated account was $680,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring 3/22/12 (Underlying notional amount at value $9,545,250)	66	$24,665

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.125% due 11/15/41	$42,023,547	$1,757,723
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.125% due 11/15/41	9,326,922	386,103
		$2,143,826

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 163

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$61,133,776
Securities, at value	23,369,703
Repurchase agreements, at value	38,290,000
Total Investment Securities, at value	61,659,703
Cash	946
Segregated cash balances with brokers	278,273
Interest receivable	89,981
Unrealized gain on swap agreements	2,143,826
Receivable for capital shares issued	270,891
Variation margin on futures contracts	6,188
Prepaid expenses	142
TOTAL ASSETS	64,449,950

LIABILITIES:
Payable for capital shares redeemed	69,602
Advisory fees payable	10,542
Management services fees payable	2,108
Administration fees payable	2,289
Administrative services fees payable	19,701
Distribution fees payable	20,955
Trustee fees payable	4
Transfer agency fees payable	3,691
Fund accounting fees payable	5,107
Compliance services fees payable	474
Other accrued expenses	36,499
TOTAL LIABILITIES	170,972
NET ASSETS	$64,278,978

NET ASSETS CONSIST OF:
Capital	$62,265,458
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(680,898)
Net unrealized appreciation (depreciation) on investments	2,694,418
NET ASSETS	$64,278,978
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,288,346
Net Asset Value (offering and redemption price per share)	$28.09

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$718,463

EXPENSES:
Advisory fees	259,520
Management services fees	51,904
Administration fees	22,608
Transfer agency fees	34,100
Administrative services fees	149,047
Distribution fees	129,760
Custody fees	7,576
Fund accounting fees	46,689
Trustee fees	1,256
Compliance services fees	667
Printing fees	47,955
Other fees	31,589
Total Gross Expenses before reductions	782,671
Less Expenses reduced by the Advisor	(66,398)
TOTAL NET EXPENSES	716,273
NET INVESTMENT INCOME (LOSS)	2,190

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,984,492
Net realized gains (losses) on futures contracts	(24,074)
Net realized gains (losses) on swap agreements	13,875,324
Change in net unrealized appreciation/depreciation on investments	3,997,725
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	21,833,467
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,835,657

See accompanying notes to the financial statements.

164 :: ProFund VP U.S. Government Plus :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,190	$271,140
Net realized gains (losses) on investments	17,835,742	3,024,985
Change in net unrealized appreciation/depreciation on investments	3,997,725	(912,632)
Change in net assets resulting from operations	21,835,657	2,383,493
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(72,626)	(278,335)
Change in net assets resulting from distributions	(72,626)	(278,335)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	400,374,029	286,596,115
Dividends reinvested	72,626	278,335
Value of shares redeemed	(398,719,330)	(290,573,191)
Change in net assets resulting from capital transactions	1,727,325	(3,698,741)
Change in net assets	23,490,356	(1,593,583)
NET ASSETS:
Beginning of period	40,788,622	42,382,205
End of period	$64,278,978	$40,788,622
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	18,499,259	14,461,533
Reinvested	3,617	13,042
Redeemed	(18,294,365)	(14,764,828)
Change in shares	208,511	(290,253)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP U.S. Government Plus :: 165

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$19.61		$17.88	$47.26	$32.10	$30.20

Investment Activities:
Net investment income (loss)(a)	—	(b)	0.08	(0.05)	0.58	1.06
Net realized and unrealized gains (losses) on investments	8.52		1.73	(14.27)	15.15	1.91
Total income (loss) from investment activities	8.52		1.81	(14.32)	15.73	2.97

Distributions to Shareholders From:
Net investment income	(0.04)		(0.08)	—	(0.57)	(1.07)
Return of capital	—		—	(0.01)	—	—
Net realized gains on investments	—		—	(15.05)	—	—
Total distributions	(0.04)		(0.08)	(15.06)	(0.57)	(1.07)

Net Asset Value, End of Period	$28.09		$19.61	$17.88	$47.26	$32.10

Total Return	43.51%		10.10%	(32.62)%	49.73%	10.12%

Ratios to Average Net Assets:
Gross expenses	1.51%		1.47%	1.53%	1.45%	1.43%
Net expenses	1.38%		1.38%	1.36%	1.33%	1.33%
Net investment income (loss)	—	%(c)	0.42%	(0.16)%	1.71%	3.55%

Supplemental Data:
Net assets, end of period (000’s)	$64,279		$40,789	$42,382	$125,484	$94,705
Portfolio turnover rate(d)	902%		658%	808%	464%	474%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Amount is les than 0.005%
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

166 :: ProFund VP Falling U.S. Dollar :: Management Discussion of Fund Performance

ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. Dollar against a basket of six major world currencies (the “Benchmark”). For the year ended December 31, 2011, the Fund had a total return of -2.72%. For the same period, the Index had a price return of 1.52%(1) and a volatility of 9.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics to the inverse (-1x) of the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57.6%; Japanese Yen 13.6%; British Pound 11.9%; Canadian Dollar 9.1%; Swedish Krona 4.2% and Swiss Franc 3.6%. As the value of the U.S. Dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. Dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended December 31, 2011, the Fund invested in forward currency contracts and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the Benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from August 31, 2007 to December 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/11

Fund	One Year	Since Inception
ProFund VP Falling U.S. Dollar	-2.72%	-0.32%
U.S. Dollar Index	1.52%	-0.17%
S&P 500 Index	2.09%	-1.45%

Expense Ratios**

Fund	Gross	Net
ProFund VP Falling U.S. Dollar	1.92%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2011. Contractual fee waivers are in effect through April 30, 2012.

Allocation of Portfolio Holdings & Index Composition

U.S. Dollar Index Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(101)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
British Pound Sterling	14%
Japanese Yen	12%
Swiss Franc	9%
Canadian Dollar	4%
Swedish Krona	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
(3)

The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 167

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a)(b) (102.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $1,413,000	$1,413,000	$1,413,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,413,000)		1,413,000
TOTAL INVESTMENT SECURITIES (Cost $1,413,000) — 102.5%		1,413,000
Net other assets (liabilities) — (2.5)%		(34,815)
NET ASSETS — 100.0%		$1,378,185

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of December 31, 2011, the aggregate amount held in a segregated account was $154,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

168 :: ProFund VP Falling U.S. Dollar :: Financial Statements

At December 31, 2011, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	1/13/12	4,661	$7,221	$7,237	$(16)
Canadian Dollar vs. U.S. Dollar	1/13/12	5,852	5,634	5,744	(110)
Euro vs. U.S. Dollar	1/13/12	25,883	33,640	33,498	142
Japanese Yen vs. U.S. Dollar	1/13/12	616,345	7,904	8,011	(107)
Swedish Krona vs. U.S. Dollar	1/13/12	18,132	2,614	2,634	(20)
Swiss Franc vs. U.S. Dollar	1/13/12	2,071	2,210	2,206	4
Total Short Contracts			$59,223	$59,330	$(107)

Long:
British Pound Sterling vs. U.S. Dollar	1/13/12	59,857	$93,856	$92,928	$(928)
Canadian Dollar vs. U.S. Dollar	1/13/12	77,054	75,862	75,632	(230)
Euro vs. U.S. Dollar	1/13/12	322,892	430,299	417,883	(12,416)
Japanese Yen vs. U.S. Dollar	1/13/12	9,191,496	118,325	119,474	1,149
Swedish Krona vs. U.S. Dollar	1/13/12	160,314	23,624	23,292	(332)
Swiss Franc vs. U.S. Dollar	1/13/12	23,034	24,871	24,537	(334)
Total Long Contracts			$766,837	$753,746	$(13,091)

At December 31, 2011, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	1/13/12	5,402	$8,473	$8,387	$86
Canadian Dollar vs. U.S. Dollar	1/13/12	7,055	6,884	6,924	(40)
Euro vs. U.S. Dollar	1/13/12	29,512	38,473	38,194	279
Japanese Yen vs. U.S. Dollar	1/13/12	702,328	8,989	9,129	(140)
Swedish Krona vs. U.S. Dollar	1/13/12	18,267	2,645	2,654	(9)
Swiss Franc vs. U.S. Dollar	1/13/12	2,195	2,338	2,338	— (a)
Total Short Contracts			$67,802	$67,626	$176

Long:
British Pound Sterling vs. U.S. Dollar	1/13/12	56,524	$88,718	$87,754	$(964)
Canadian Dollar vs. U.S. Dollar	1/13/12	66,589	65,717	65,360	(357)
Euro vs. U.S. Dollar	1/13/12	350,476	469,026	453,582	(15,444)
Japanese Yen vs. U.S. Dollar	1/13/12	6,981,519	89,921	90,748	827
Swedish Krona vs. U.S. Dollar	1/13/12	281,666	41,713	40,922	(791)
Swiss Franc vs. U.S. Dollar	1/13/12	28,338	30,643	30,187	(456)
Total Long Contracts			$785,738	$768,553	$(17,185)

(a)          Amount is less than $0.50.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 169

Statement of Assets and Liabilities
December 31, 2011

ASSETS:
Total Investment Securities, at cost	$1,413,000
Repurchase agreements, at value	1,413,000
Total Investment Securities, at value	1,413,000
Cash	840
Segregated cash balances with custodian	320
Unrealized appreciation on forward foreign currency exchange contracts	2,674
Prepaid expenses	6
TOTAL ASSETS	1,416,840

LIABILITIES:
Payable for capital shares redeemed	555
Unrealized depreciation on forward foreign currency contracts	32,881
Advisory fees payable	793
Management services fees payable	106
Administration fees payable	55
Administrative services fees payable	1,064
Distribution fees payable	1,052
Transfer agency fees payable	89
Fund accounting fees payable	124
Compliance services fees payable	13
Other accrued expenses	1,923
TOTAL LIABILITIES	38,655
NET ASSETS	$1,378,185

NET ASSETS CONSIST OF:
Capital	$3,492,905
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(2,084,513)
Net unrealized appreciation (depreciation) on investments	(30,207)
NET ASSETS	$1,378,185
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	48,237
Net Asset Value (offering and redemption price per share)	$28.57

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$519

EXPENSES:
Advisory fees	13,773
Management services fees	1,836
Administration fees	817
Transfer agency fees	1,225
Administrative services fees	4,586
Distribution fees	4,591
Custody fees	4,918
Fund accounting fees	1,674
Trustee fees	45
Compliance services fees	24
Other fees	2,963
Total Gross Expenses before reductions	36,452
Less Expenses reduced by the Advisor	(5,600)
TOTAL NET EXPENSES	30,852
NET INVESTMENT INCOME (LOSS)	(30,333)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(4,979)
Net realized gains (losses) on forward currency contracts	(3,947)
Change in net unrealized appreciation/depreciation on investments	(59,927)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(68,853)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(99,186)

See accompanying notes to the financial statements.

170 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(30,333)	$(26,469)
Net realized gains (losses) on investments	(8,926)	(92,467)
Change in net unrealized appreciation/depreciation on investments	(59,927)	36,676
Change in net assets resulting from operations	(99,186)	(82,260)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,940,701	5,056,136
Value of shares redeemed	(5,778,039)	(5,570,295)
Change in net assets resulting from capital transactions	162,662	(514,159)
Change in net assets	63,476	(596,419)
NET ASSETS:
Beginning of period	1,314,709	1,911,128
End of period	$1,378,185	$1,314,709
Accumulated net investment income (loss)	$—	$—
SHARE TRANSACTIONS:
Issued	193,157	176,299
Redeemed	(189,685)	(194,921)
Change in shares	3,472	(18,622)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 171

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$29.37	$30.15		$30.18		$31.85	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.50)	(0.50)		(0.55)		0.15	0.29
Net realized and unrealized gains (losses) on investments	(0.30)	(0.28)		1.49		(1.70)	1.56
Total income (loss) from investment activities	(0.80)	(0.78)		0.94		(1.55)	1.85

Distributions to Shareholders From:
Net investment income	—	—		(0.97)		(0.08)	—
Net realized gains on investments	—	—		—		(0.04)	—
Total distributions	—	—		(0.97)		(0.12)	—

Net Asset Value, End of Period	$28.57	$29.37		$30.15		$30.18	$31.85

Total Return	(2.72)%	(2.59)%		3.04%		(4.86)%	6.17	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.99%	1.92%		2.03%		1.62%	2.52%
Net expenses(d)	1.68%	1.82	%(e)	1.91	%(e)	1.58%	1.63%
Net investment income (loss)(d)	(1.65)%	(1.72)%		(1.82)%		0.46%	2.78%

Supplemental Data:
Net assets, end of period (000’s)	$1,378	$1,315		$1,911		$2,339	$532
Portfolio turnover rate(f)	—	—		—		—	—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year
(e)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

172 :: ProFund VP Money Market :: Management Discussion of Fund Performance

ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2011, the Fund returned 0.02%. The Fund’s seven-day yield, as of December 31, 2011, was 0.00%(1).

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Repurchase Agreements	110%
Total Exposure	110%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of fees, the yield would have been (2.13)%.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Money Market :: 173

Schedule of Portfolio Investments :: December 31, 2011

Repurchase Agreements(a) (110.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 12/30/11, due 1/3/12, total to be received $199,654,000	$199,654,000	$199,654,000
TOTAL REPURCHASE AGREEMENTS (Cost $199,654,000)		199,654,000
TOTAL INVESTMENT SECURITIES (Cost $199,654,000)—110.1%		199,654,000
Net other assets (liabilities)—(10.1)%		(18,339,648)
NET ASSETS—100.0%		$181,314,352

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

174  ::  ProFund VP Money Market :: Financial Statements

Statement of Assets and Liabilities

December 31, 2011

ASSETS:
Total Investment Securities, at cost	$199,654,000
Repurchase agreements, at value	199,654,000
Total Investment Securities, at value	199,654,000
Cash	476
Receivable from Advisor	112,212
Receivable for capital shares issued	805,449
Prepaid expenses	663
TOTAL ASSETS	200,572,800

LIABILITIES:
Payable for capital shares redeemed	18,933,328
Administration fees payable	7,503
Administrative services fees payable	31,348
Distribution fees payable	113,101
Trustee fees payable	13
Transfer agency fees payable	12,099
Fund accounting fees payable	16,742
Compliance services fees payable	1,582
Other accrued expenses	142,732
TOTAL LIABILITIES	19,258,448
NET ASSETS	$181,314,352
NET ASSETS CONSIST OF:
Capital	$181,314,352
NET ASSETS	$181,314,352
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	181,314,352
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the year ended December 31, 2011

INVESTMENT INCOME:
Interest	$60,793

EXPENSES:
Advisory fees	1,507,525
Management services fees	201,002
Administration fees	91,800
Transfer agency fees	138,095
Administrative services fees	175,077
Distribution fees	412,853
Custody fees	11,157
Fund accounting fees	188,440
Trustee fees	5,136
Compliance services fees	2,582
Other fees	197,195
Total Gross Expenses before reductions	2,930,862
Less Expenses reduced by the Advisor	(2,909,239)
TOTAL NET EXPENSES	21,623
NET INVESTMENT INCOME (LOSS)	39,170
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$39,170

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Money Market  ::  175

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$39,170	$44,671
Change in net assets resulting from operations	39,170	44,671
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(39,170)	(44,671)
Change in net assets resulting from distributions	(39,170)	(44,671)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,688,248,029	2,668,232,055
Dividends reinvested	39,170	44,671
Value of shares redeemed	(2,679,192,772)	(2,724,352,132)
Change in net assets resulting from capital transactions	9,094,427	(56,075,406)
Change in net assets	9,094,427	(56,075,406)
NET ASSETS:
Beginning of period	172,219,925	228,295,331
End of period	$181,314,352	$172,219,925
SHARE TRANSACTIONS:
Issued	2,688,248,029	2,668,232,055
Reinvested	39,170	44,671
Redeemed	(2,679,192,772)	(2,724,352,132)
Change in shares	9,094,427	(56,075,406)

See accompanying notes to the financial statements.

176  ::  ProFund VP Money Market :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000

Investment Activities:
Net investment income (loss)	—	(a)	—	(a)	—	(a)	0.008		0.037

Distributions to Shareholders From:
Net investment income	—	(a)	—	(a)	—	(a)	(0.008)		(0.037)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.02%		0.02%		0.03%		0.84%		3.77%

Ratios to Average Net Assets:
Gross expenses	1.46%		1.45%		1.41%		1.49%		1.37%
Net expenses	0.01	%(b)	0.09	%(b)	0.06	%(b)	0.99	%(b)	1.30%
Net investment income (loss)	0.02%		0.02%		0.03%		0.82%		3.67%

Supplemental Data:
Net assets, end of period (000’s)	$181,314		$172,220		$228,295		$275,018		$251,771

(a)          Amount is less than $0.0005.

(b)         The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

178  ::  Notes to Financial Statements :: December 31, 2011

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report: ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP NASDAQ-100, ProFund VP Small-Cap Value, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraSmall-Cap, ProFund VP Short Small-Cap, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP Basic Materials, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Falling U.S. Dollar and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Small-Cap Value, ProFund VP Europe 30, ProFund VP Consumer Services and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At December 31, 2011, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent the principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 12/30/11, due 1/3/12(1)	HSBC Securities (USA), Inc., 0.00%, dated 12/30/11, due 1/3/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.00%, dated 12/30/11, due 1/3/12(3)	UBS Securities, LLC, 0.00%, dated 12/30/11, due 1/3/12(4)	UMB Bank N.A., 0.00%, dated 12/30/11, due 1/3/12(5)
ProFund VP Bull	$15,252,000	$17,443,000	$10,877,000	$6,501,000	$1,848,000
ProFund VP Mid-Cap	1,306,000	1,302,000	1,306,000	1,306,000	1,306,000
ProFund VP Small-Cap	1,809,000	2,069,000	1,290,000	770,000	224,000
ProFund VP NASDAQ-100	7,435,000	8,503,000	5,303,000	3,169,000	904,000
ProFund VP Small-Cap Value	28,000	32,000	20,000	12,000	5,000
ProFund VP Asia 30	12,000	13,000	8,000	5,000	3,000

December 31, 2011 :: Notes to Financial Statements  ::  179

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 12/30/11, due 1/3/12(1)	HSBC Securities (USA), Inc., 0.00%, dated 12/30/11, due 1/3/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.00%, dated 12/30/11, due 1/3/12(3)	UBS Securities, LLC, 0.00%, dated 12/30/11, due 1/3/12(4)	UMB Bank N.A., 0.00%, dated 12/30/11, due 1/3/12(5)
ProFund VP Europe 30	$353,000	$404,000	$252,000	$150,000	$45,000
ProFund VP International	1,139,000	1,130,000	1,139,000	1,139,000	1,139,000
ProFund VP Emerging Markets	268,000	262,000	268,000	268,000	268,000
ProFund VP Japan	1,297,000	1,296,000	1,297,000	1,297,000	1,297,000
ProFund VP UltraSmall-Cap	5,618,000	6,425,000	4,007,000	2,394,000	687,000
ProFund VP Short Small-Cap	1,095,000	1,087,000	1,095,000	1,095,000	1,095,000
ProFund VP Short NASDAQ-100	2,283,000	2,281,000	2,283,000	2,283,000	2,283,000
ProFund VP Short International	562,000	555,000	562,000	562,000	562,000
ProFund VP Short Emerging Markets	389,000	388,000	389,000	389,000	389,000
ProFund VP Consumer Services	—	1,000	—	—	2,000
ProFund VP Financials	32,000	36,000	23,000	13,000	6,000
ProFund VP Oil & Gas	58,000	66,000	41,000	24,000	10,000
ProFund VP Pharmaceuticals	4,000	4,000	2,000	1,000	3,000
ProFund VP Precious Metals	20,962,000	20,955,000	20,962,000	20,962,000	20,962,000
ProFund VP Telecommunications	29,000	33,000	21,000	12,000	6,000
ProFund VP Utilities	13,000	15,000	9,000	5,000	4,000
ProFund VP U.S. Government Plus	7,658,000	7,658,000	7,658,000	7,658,000	7,658,000
ProFund VP Falling U.S. Dollar	283,000	281,000	283,000	283,000	283,000
ProFund VP Money Market	39,931,000	39,930,000	39,931,000	39,931,000	39,931,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at December 31, 2011 as follows:

(1)          Federal National Mortgage Association, 0.80%, due 9/12/14, U.S. Treasury Notes, 2.63%, due 11/15/20, which had an aggregate value of $143,990,319.

(2)          U.S. Treasury Strips, 0.00%, due 2/15/40, which had an aggregate value of $149,698,694.

(3)          U.S. Treasury Notes, 2.63%, due 11/15/20, which had an aggregate value of $132,312,254.

(4)          Federal Home Loan Bank, 0.18% to 0.22%, due 8/22/12 to 12/6/12, Federal Home Loan Mortgage Corp., 0.60%, due 12/27/13, Federal National Mortgage Association, 0.60%, due 12/27/13, U.S. Treasury Notes, 2.63%, due 11/15/20, U.S. Treasury Strips, 0.00%, due 11/15/22, which had an aggregate value of $120,758,815.

(5)          Federal Farm Credit Bank, 2.00%, due 1/17/12, Federal Home Loan Bank, 1.13%, due 3/9/12, Federal National Mortgage Association, 0.88%, due 1/12/12 U.S. Treasury Notes, 0.75% to 2.63%, due 12/15/13 to 5/31/15, which had an aggregate value of $108,449,042.

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. A NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GDRs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the performance of a daily benchmark such as the daily performance or multiple, inverse, or inverse multiple of the daily performance of a benchmark or security. All derivative instruments held during the year ended December 31, 2011, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at year end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the year ended December 31, 2011. With the exception of the ProFunds VP listed below, the notional

180  ::  Notes to Financial Statements :: December 31, 2011

amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period. The volume associated with derivative positions in the ProFund VP Bull, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals and ProFund VP Telecommunications was 33%, 2%, 12% and 14%, respectively, based on average monthly notional amount in comparison to net assets during the year ended December 31, 2011.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell futures contracts and options thereon. The non-money market ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The non-money market ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such amounts are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the ProFund VP to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP because futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements based on the applicable benchmark of each ProFund VP. The non-money market ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the

December 31, 2011 :: Notes to Financial Statements  ::  181

ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Trust’s Board of Trustees, the net amount of the excess, if any, of each ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the ProFunds VP may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements.”

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the ProFunds VP may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow either party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap table included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. Among other risks, the use of swap agreements may involve imperfect correlation between the price of the swap agreement and movements in the prices of the underlying investments, as well as the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap table included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds VP. All of the outstanding swap agreements at December 31, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2011, the collateral posted by counterparties consisted of U.S. treasury securities and cash.

182 :: Notes to Financial Statements :: December 31, 2011

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFund VP’s Statement of Assets and Liabilities as of December 31, 2011:

	Assets			Liabilities
			Unrealized			Unrealized
	Variation	Unrealized	Appreciation	Variation	Unrealized	Depreciation
	Margin on	Gain	on Forward	Margin on	Loss	on Forward
	Futures	on Swap	Currency	Futures	on Swap	Currency
Fund	Contracts*	Agreements	Contracts	Contracts*	Agreements	Contracts
Equity Risk Exposure:
ProFund VP Bull	$18,434	$—	$—	$—	$321,660	$—
ProFund VP Mid-Cap	—	—	—	26,392	42,762	—
ProFund VP Small-Cap	—	—	—	10,957	66,940	—
ProFund VP NASDAQ-100	—	—	—	27,146	162,472	—
ProFund VP Europe 30	23,886	—	—	—	—	—
ProFund VP International	—	15,942	—	—	—	—
ProFund VP Emerging Markets	—	—	—	—	6,400	—
ProFund VP Japan	—	—	—	192,112	—	—
ProFund VP UltraSmall-Cap	—	—	—	19,030	500,024	—
ProFund VP Short Small-Cap	6,820	143,817	—	—	—	—
ProFund VP Short NASDAQ-100	38,749	41,686	—	—	—	—
ProFund VP Short International	—	—	—	—	10,843	—
ProFund VP Short Emerging Markets	—	5,898	—	—	—	—
ProFund VP Oil & Gas	—	—	—	—	1,224	—
ProFund VP Pharmaceuticals	—	—	—	—	1,404	—
ProFund VP Precious Metals	—	—	—	—	2,485,721	—
ProFund VP Telecommunications	—	—	—	—	528	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	2,674	—	—	32,881
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	24,665	2,143,826	—	—	—	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFund VP’s Statement of Operations for the year ended December 31, 2011:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
			Net Realized
	Net Realized	Net Realized	Gains (Losses)
	Gains (Losses)	Gains (Losses)	on Forward
	on Futures	on Swap	Currency	Change in Net Unrealized
Fund	Contracts	Agreements	Contracts	Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$(19,850)	$(906,932)	$—	$(616,430)
ProFund VP Mid-Cap	110,272	(57,873)	—	(38,905)
ProFund VP Small-Cap	82,887	117,343	—	(27,767)
ProFund VP NASDAQ-100	(523,404)	(1,556,370)	—	(146,049)
ProFund VP Europe 30	95,943	—	—	10,767
ProFund VP International	76,237	(2,208,270)	—	(214,542)
ProFund VP Emerging Markets	—	(465,566)	—	(414,761)
ProFund VP Japan	(2,288,236)	—	—	(150,528)
ProFund VP UltraSmall-Cap	122,285	(7,906,856)	—	105,396
ProFund VP Short Small-Cap	(37,194)	(477,803)	—	109,917
ProFund VP Short NASDAQ-100	(223,457)	(2,002,736)	—	27,506
ProFund VP Short International	(32,891)	(153,150)	—	8,187
ProFund VP Short Emerging Markets	—	(82,212)	—	65,119
ProFund VP Oil & Gas	—	(179,911)	—	(1,224)
ProFund VP Pharmaceuticals	—	(229)	—	(924)
ProFund VP Precious Metals	—	(23,609,877)	—	(6,200,492)
ProFund VP Telecommunications	—	110,857	—	612
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	(4,979)	—	(3,947)	(59,927)
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	(24,074)	13,875,324	—	3,425,761

December 31, 2011 :: Notes to Financial Statements :: 183

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually, if any. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU-2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical assets

•                  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any

184 :: Notes to Financial Statements :: December 31, 2011

exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of December 31, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each Profund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$39,603,303	$—	$22	$—	$39,603,325	$—
Preferred Stocks	—	—	22	—	22	—
Rights/Warrants	4	—	—	—	4	—
Repurchase Agreements	—	—	51,921,000	—	51,921,000	—
Futures Contracts	—	18,434	—	—	—	18,434
Swap Agreements	—	—	—	(321,660)	—	(321,660)
Total	$39,603,307	$18,434	$51,921,044	$(321,660)	$91,524,351	$(303,226)
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$6,526,000	$—	$6,526,000	$—
Futures Contracts	—	(26,392)	—	—	—	(26,392)
Swap Agreements	—	—	—	(42,762)	—	(42,762)
Total	$—	$(26,392)	$6,526,000	$(42,762)	$6,526,000	$(69,154)
ProFund VP Small-Cap
Common Stocks	$947,119	$—	$—	$—	$947,119	$—
Repurchase Agreements	—	—	6,162,000	—	6,162,000	—
Futures Contracts	—	(10,957)	—	—	—	(10,957)
Swap Agreements	—	—	—	(66,940)	—	(66,940)
Total	$947,119	$(10,957)	$6,162,000	$(66,940)	$7,109,119	$(77,897)

December 31, 2011 :: Notes to Financial Statements :: 185

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^
ProFund VP NASDAQ-100
Common Stocks	$20,919,311	$—	$149	$—	$20,919,460	$—
Preferred Stocks	—	—	149	—	149	—
Repurchase Agreements	—	—	25,314,000	—	25,314,000	—
Futures Contracts	—	(27,146)	—	—	—	(27,146)
Swap Agreements	—	—	—	(162,472)	—	(162,472)
Total	$20,919,311	$(27,146)	$25,314,298	$(162,472)	$46,233,609	$(189,618)
ProFund VP Small-Cap Value
Common Stocks	$25,161,613	$—	$—	$—	$25,161,613	$—
Repurchase Agreements	—	—	97,000	—	97,000	—
Total	$25,161,613	$—	$97,000	$—	$25,258,613	$—
ProFund VP Asia 30
Common Stocks	$39,501,933	$—	$—	$—	$39,501,933	$—
Repurchase Agreements	—	—	41,000	—	41,000	—
Total	$39,501,933	$—	$41,000	$—	$39,542,933	$—
ProFund VP Europe 30
Common Stocks	$20,782,938	$—	$—	$—	$20,782,938	$—
Repurchase Agreements	—	—	1,204,000	—	1,204,000	—
Futures Contracts	—	23,886	—	—	—	23,886
Total	$20,782,938	$23,886	$1,204,000	$—	$21,986,938	$23,886
ProFund VP International
Repurchase Agreements	$—	$—	$5,686,000	$—	$5,686,000	$—
Swap Agreements	—	—	—	15,942	—	15,942
Total	$—	$—	$5,686,000	$15,942	$5,686,000	$15,942
ProFund VP Emerging Markets
Common Stocks	$11,353,637	$—	$—	$—	$11,353,637	$—
Preferred Stocks	3,769,937	—	—	—	3,769,937	—
Repurchase Agreements	—	—	1,334,000	—	1,334,000	—
Swap Agreements	—	—	—	(6,400)	—	(6,400)
Total	$15,123,574	$—	$1,334,000	$(6,400)	$16,457,574	$(6,400)
ProFund VP Japan
Repurchase Agreements	$—	$—	$6,484,000	$—	$6,484,000	$—
Futures Contracts	—	(192,112)	—	—	—	(192,112)
Total	$—	$(192,112)	$6,484,000	$—	$6,484,000	$(192,112)
ProFund VP UltraSmall-Cap
Common Stocks	$2,683,503	$—	$—	$—	$2,683,503	$—
Repurchase Agreements	—	—	19,131,000	—	19,131,000	—
Futures Contracts	—	(19,030)	—	—	—	(19,030)
Swap Agreements	—	—	—	(500,024)	—	(500,024)
Total	$2,683,503	$(19,030)	$19,131,000	$(500,024)	$21,814,503	$(519,054)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$5,467,000	$—	$5,467,000	$—
Futures Contracts	—	6,820	—	—	—	6,820
Swap Agreements	—	—	—	143,817	—	143,817
Total	$—	$6,820	$5,467,000	$143,817	$5,467,000	$150,637
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$11,413,000	$—	$11,413,000	$—
Futures Contracts	—	38,749	—	—	—	38,749
Swap Agreements	—	—	—	41,686	—	41,686
Total	$—	$38,749	$11,413,000	$41,686	$11,413,000	$80,435

186 :: Notes to Financial Statements :: December 31, 2011

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities		Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Other Financial Instruments^
ProFund VP Short International
Repurchase Agreements	$—		$—	$2,803,000	$—	$2,803,000		$—
Swap Agreements	—		—	—	(10,843)	—		(10,843)
Total	$—		$—	$2,803,000	$(10,843)	$2,803,000		$(10,843)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—		$—	$1,944,000	$—	$1,944,000		$—
Swap Agreements	—		—	—	5,898	—		5,898
Total	$—		$—	$1,944,000	$5,898	$1,944,000		$5,898
ProFund VP Basic Materials
Common Stocks	$30,215,768		$—	$—	$—	$30,215,768		$—
Total	$30,215,768		$—	$—	$—	$30,215,768		$—
ProFund VP Consumer Services
Common Stocks	$18,792,272		$—	$80	$—	$18,792,352		$—
Preferred Stocks	—		—	80	—	80		—
Repurchase Agreements	—		—	3,000	—	3,000		—
Total	$18,792,272		$—	$3,160	$—	$18,795,432		$—
ProFund VP Financials
Common Stocks	$17,841,768		$—	$—	$—	$17,841,768		$—
Rights/Warrants	—	(a)	—	—	—	—	(a)	—
Repurchase Agreements	—		—	110,000	—	110,000		—
Total	$17,841,768		$—	$110,000	$—	$17,951,768		$—
ProFund VP Oil & Gas
Common Stocks	$58,896,302		$—	$—	$—	$58,896,302		$—
Repurchase Agreements	—		—	199,000	—	199,000		—
Swap Agreements	—		—	—	(1,224)	—		(1,224)
Total	$58,896,302		$—	$199,000	$(1,224)	$59,095,302		$(1,224)
ProFund VP Pharmaceuticals
Common Stocks	$15,244,003		$—	$—	$—	$15,244,003		$—
Repurchase Agreements	—		—	14,000	—	14,000		—
Swap Agreements	—		—	—	(1,404)	—		(1,404)
Total	$15,244,003		$—	$14,000	$(1,404)	$15,258,003		$(1,404)
ProFund VP Precious Metals
Repurchase Agreements	$—		$—	$104,803,000	$—	$104,803,000		$—
Swap Agreements	—		—	—	(2,485,721)	—		(2,485,721)
Total	$—		$—	$104,803,000	$(2,485,721)	$104,803,000		$(2,485,721)
ProFund VP Telecommunications
Common Stocks	$3,942,583		$—	$—	$—	$3,942,583		$—
Repurchase Agreements	—		—	101,000	—	101,000		—
Swap Agreements	—		—	—	(528)	—		(528)
Total	$3,942,583		$—	$101,000	$(528)	$4,043,583		$(528)
ProFund VP Utilities
Common Stocks	$59,944,318		$—	$—	$—	$59,944,318		$—
Repurchase Agreements	—		—	46,000	—	46,000		—
Total	$59,944,318		$—	$46,000	$—	$59,990,318		$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—		$—	$23,369,703	$—	$23,369,703		$—
Repurchase Agreements	—		—	38,290,000	—	38,290,000		—
Futures Contracts	—		24,665	—	—	—		24,665
Swap Agreements	—		—	—	2,143,826	—		2,143,826
Total	$—		$24,665	$61,659,703	$2,143,826	$61,659,703		$2,168,491

December 31, 2011 :: Notes to Financial Statements :: 187

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$1,413,000	$—	$1,413,000	$—
Forward Currency Contracts	—	—	—	(30,207)	—	(30,207)
Total	$—	$—	$1,413,000	$(30,207)	$1,413,000	$(30,207)
ProFund VP Money Market
Repurchase Agreements	$—	$—	$199,654,000	$—	$199,654,000	$—
Total	$—	$—	$199,654,000	$—	$199,654,000	$—

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Amount is less than $0.50.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2011 from the valuation input levels used on December 31, 2010.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund VP’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

During the year ended December 31, 2011, ProFund VP Money Market paid an amount less than 0.25% on an annualized basis of its average daily net assets to maintain a more competitive yield. Had ProFund VP Money Market paid an amount equal to 0.25% of its average daily net assets, the Distribution and Service Fees would have been $502,508 for the year ended December 31, 2011.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2011, actual Trustee compensation was $501,377 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance

188 :: Notes to Financial Statements :: December 31, 2011

Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets. These expense limitations remain in effect until April 30, 2012.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operation as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2011, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 04/30/12	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Bull	$126,900	$78,992	$46,771	$41,641	$294,304
ProFund VP Mid-Cap	5,663	—	3,130	6,073	14,866
ProFund VP Small-Cap	1,788	26,469	22,818	15,680	66,755
ProFund VP NASDAQ-100	69,998	68,545	41,156	55,231	234,930
ProFund VP Small-Cap Value	82,762	67,168	83,928	44,762	278,620
ProFund VP Asia 30	106,690	51,307	4,087	74,289	236,373
ProFund VP Europe 30	36,510	55,765	7,099	41,723	141,097
ProFund VP International	—	—	—	14,437	14,437
ProFund VP Emerging Markets	801	—	—	29,463	30,264
ProFund VP Japan	15,335	11,280	13,349	23,911	63,875
ProFund VP UltraSmall-Cap	34,841	28,092	36,731	33,907	133,571
ProFund VP Short Small-Cap	22,389	30,693	12,739	6,367	72,188
ProFund VP Short NASDAQ-100	44,947	21,074	19,645	10,069	95,735
ProFund VP Short International	4,189	2,917	4,038	2,413	13,557
ProFund VP Short Emerging Markets	5,422	3,223	2,263	4,202	15,110
ProFund VP Basic Materials	89,196	62,023	42,684	43,805	237,708
ProFund VP Consumer Services	23,581	24,087	38,416	24,414	110,498
ProFund VP Financials	55,521	42,736	31,673	22,700	152,630
ProFund VP Oil & Gas	155,284	98,078	60,715	118,395	432,472
ProFund VP Pharmaceuticals	15,367	20,198	6,533	13,375	55,473
ProFund VP Precious Metals	107,185	146,390	110,676	124,789	489,040
ProFund VP Telecommunications	28,034	11,430	14,763	15,628	69,855
ProFund VP Utilities	100,732	34,576	28,302	40,978	204,588
ProFund VP U.S. Government Plus	173,433	46,914	49,182	56,090	325,619
ProFund VP Falling U.S. Dollar	2,218	—	3,662	3,489	9,369
ProFund VP Money Market	491,368	249,555	177,987	182,959	1,101,869

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market through April 30, 2012 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2011, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Money Market	$2,933,033	$2,713,585	$1,898,103	$7,544,721

December 31, 2011 :: Notes to Financial Statements :: 189

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2011 were as follows:

	Purchases	Sales
ProFund VP Bull	$2,617,289	$32,924,463
ProFund VP Small-Cap	2,782,861	4,715,672
ProFund VP NASDAQ-100	8,874,696	8,460,930
ProFund VP Small-Cap Value	66,958,032	67,971,941
ProFund VP Asia 30	34,761,102	75,221,156
ProFund VP Europe 30	46,998,212	67,979,710
ProFund VP Emerging Markets	7,997,083	23,249,834
ProFund VP UltraSmall-Cap	1,243,966	1,405,762
ProFund VP Basic Materials	30,262,748	70,232,271
ProFund VP Consumer Services	32,333,699	36,265,758
ProFund VP Financials	12,079,462	17,888,110
ProFund VP Oil & Gas	69,664,087	106,783,923
ProFund VP Pharmaceuticals	54,667,954	45,595,555
ProFund VP Telecommunications	40,522,098	49,705,853
ProFund VP Utilities	51,211,151	34,161,081

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2011 were as follows:

	Purchases	Sales
ProFund VP Bull	$—	$9,511,878
ProFund VP NASDAQ-100	—	5,752,645
ProFund VP International	—	3,646,436
ProFund VP Emerging Markets	—	2,772,010
ProFund VP Japan	—	2,096,227
ProFund VP UltraSmall-Cap	—	5,036,933
ProFund VP Short NASDAQ-100	—	2,001,397
ProFund VP Precious Metals	—	42,067,274
ProFund VP U.S. Government Plus	169,188,305	168,685,844

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

The ProFunds VP use investment techniques and derivatives that may be considered aggressive. Because a ProFund VP’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose a ProFund VP to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and its benchmark, which may prevent the ProFund VP from achieving its investment objective. Additionally, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move in value that causes a material decline in the ProFund VP’s NAV, the terms of the swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the benchmark reverses all or a portion of its intraday move by the end of the day.

Active Investor Risk

The ProFunds VP permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated

190 :: Notes to Financial Statements :: December 31, 2011

with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. In order to achieve a high degree of correlation with its benchmark, certain ProFunds VP seek to rebalance their portfolios daily to keep exposure consistent with their investment objective. Being materially over- or under-exposed to its benchmark may prevent a ProFund VP from achieving a high degree of correlation with its benchmark. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the ProFund VP’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the benchmark’s movements. Because of this, it is unlikely that a ProFund VP will be perfectly exposed to its benchmark at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the benchmark level is volatile near the close of the trading day. A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding benchmark reconstitutions and other benchmark rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on or around that day.

Certain ProFunds VP are “geared” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of a benchmark on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, geared ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of a benchmark’s return over periods longer than one day.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty fails to perform its obligations. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund VP, marked to market daily, in an amount approximately equal to the amount the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds VP enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation or inverse correlation with its underlying benchmark.

7. Federal Income Tax Information

As of the end of their tax year ended December 31, 2011, the following ProFunds VP have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire.

December 31, 2011 :: Notes to Financial Statements :: 191

Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP NASDAQ-100	$3,476,760	$—	$5,034,444	$—	$—	$8,511,204
ProFund VP Small-Cap Value	—	—	7,352,962	3,907,712	248,076	11,508,750
ProFund VP Europe 30	—	—	—	3,508,484	1,215,921	4,724,405
ProFund VP Emerging Markets	—	—	—	—	1,045,929	1,045,929
ProFund VP Japan	1,757,204	5,078,522	7,199,826	—	940,242	14,975,794
ProFund VP Short International	—	—	—	407,560	72,971	480,531
ProFund VP Basic Materials	—	—	10,353,562	647,115	2,252,577	13,253,254
ProFund VP Financials	—	—	6,088,472	3,025,224	986,600	10,100,296
ProFund VP Telecommunications	—	—	4,673,452	1,865,774	—	6,539,226
ProFund VP Utilities	—	—	671,740	1,350,225	212,305	2,234,270
ProFund VP Falling U.S. Dollar	—	—	1,990,077	—	55,790	2,045,867

Pre-effective CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Mid-Cap	$—	$—	$—	$—	$1,028,610	$—	$—	$1,028,610
ProFund VP Small-Cap	—	—	—	—	—	52,996	—	52,996
ProFund VP NASDAQ-100	5,247,589	—	—	—	—	—	—	5,247,589
ProFund VP Europe 30	3,425,937	—	—	—	—	—	—	3,425,937
ProFund VP International	—	—	—	—	—	—	1,100,111	1,100,111
ProFund VP UltraSmall-Cap	—	3,023,489	—	2,015,660	1,007,830	—	—	6,046,979
ProFund VP Short Small-Cap	—	—	509,147	252,531	—	324,024	162,012	1,247,714
ProFund VP Short NASDAQ-100	401,299	401,299	401,299	401,299	401,299	—	802,596	2,809,091
ProFund VP Short International	—	—	—	—	—	81,512	129,864	211,376
ProFund VP Short Emerging Markets	—	—	—	—	30,002	846,614	127,986	1,004,602
ProFund VP Consumer Services	—	—	—	—	—	—	642,050	642,050
ProFund VP Oil & Gas	—	1,013,966	—	—	—	—	—	1,013,966
ProFund VP Pharmaceuticals	515,277	481,014	424,035	—	1,019,005	481,013	481,014	3,401,358
ProFund VP Utilities	226,080	—	—	—	—	—	—	226,080
ProFund VP U.S. Government Plus	—	—	—	—	—	10,665,606	—	10,665,606

Post-effective CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Bull	$1,199,592	$2,476,967	$3,676,559
ProFund VP Europe 30	975,885	724,875	1,700,760
ProFund VP International	126,853	—	126,853
ProFund VP Emerging Markets	729,313	1,295,669	2,024,982
ProFund VP Japan	981,152	1,463,258	2,444,410
ProFund VP UltraSmall-Cap	7,445,573	—	7,445,573
ProFund VP Short Small-Cap	153,020	3,721	156,741
ProFund VP Short NASDAQ-100	1,643,225	—	1,643,225
ProFund VP Short Emerging Markets	22,573	—	22,573
ProFund VP Financials	254,211	546,649	800,860
ProFund VP Pharmaceuticals	393,975	13,872	407,847
ProFund VP Precious Metals	23,723,155	—	23,723,155
ProFund VP Utilities	597,643	108,261	705,904
ProFund VP Falling U.S. Dollar	27,541	41,312	68,853

192  ::  Notes to Financial Statements :: December 31, 2011

Post-effective CLCFs not subject to expiration that are limited as a result of changes in the ProFund VP ownership during the year and in prior years:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP International	$2,040,596	$—	$2,040,596
ProFund VP Short Small-Cap	332,653	8,088	340,741
ProFund VP Short NASDAQ-100	842,177	—	842,177
ProFund VP Short International	424,015	—	424,015
ProFund VP Short Emerging Markets	59,639	—	59,639
ProFund VP Pharmaceuticals	365,910	12,884	378,794

The tax character of dividends paid to shareholders during the tax year ended December 31, 2011, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Bull	$—	$1,489,581	$1,489,581	$3	$1,489,584
ProFund VP Mid-Cap	903,341	433,308	1,336,649	—	1,336,649
ProFund VP Asia 30	26,280	4,423,387	4,449,667	—	4,449,667
ProFund VP Europe 30	429,485	—	429,485	—	429,485
ProFund VP UltraSmall-Cap	5,442,437	1,296,507	6,738,944	312,345	7,051,289
ProFund VP Basic Materials	81,685	—	81,685	—	81,685
ProFund VP Oil & Gas	152,698	—	152,698	—	152,698
ProFund VP Pharmaceuticals	152,879	—	152,879	—	152,879
ProFund VP Precious Metals	2,375,651	—	2,375,651	—	2,375,651
ProFund VP Telecommunications	458,265	—	458,265	—	458,265
ProFund VP Utilities	916,027	—	916,027	—	916,027
ProFund VP U.S. Government Plus	72,626	—	72,626	—	72,626
ProFund VP Money Market	39,170	—	39,170	—	39,170

The tax character of dividends paid to shareholders during the tax year ended December 31, 2010, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Bull	$135,672	$—	$135,672	$—	$135,672
ProFund VP Mid-Cap	575,550	357,615	933,165	—	933,165
ProFund VP Small-Cap Value	52,497	—	52,497	—	52,497
ProFund VP Asia 30	72,405	—	72,405	—	72,405
ProFund VP Europe 30	807,118	—	807,118	—	807,118
ProFund VP International	—	577,242	577,242	—	577,242
ProFund VP Emerging Markets	474,549	—	474,549	—	474,549
ProFund VP Basic Materials	336,513	—	336,513	—	336,513
ProFund VP Consumer Services	—	—	—	—	—
ProFund VP Financials	88,722	—	88,722	—	88,722
ProFund VP Oil & Gas	304,297	—	304,297	—	304,297
ProFund VP Pharmaceuticals	399,470	—	399,470	—	399,470
ProFund VP Telecommunications	452,783	—	452,783	—	452,783
ProFund VP Utilities	856,502	—	856,502	—	856,502
ProFund VP U.S. Government Plus	278,335	—	278,335	—	278,335
ProFund VP Money Market	44,671	—	44,671	—	44,671

December 31, 2011 :: Notes to Financial Statements  ::  193

As of the latest tax year ended December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$—	$—	$—	$(3,676,559)	$10,568,907	$6,892,348
ProFund VP Mid-Cap	—	—	—	(1,028,610)	(42,762)	(1,071,372)
ProFund VP Small-Cap	71,317	94,311	—	(52,996)	(53,760)	58,872
ProFund VP NASDAQ-100	—	—	—	(13,758,793)	7,596,128	(6,162,665)
ProFund VP Small-Cap Value	—	—	—	(11,508,750)	(1,337,265)	(12,846,015)
ProFund VP Asia 30	—	—	—	—	2,255,510	2,255,510
ProFund VP Europe 30	810,929	—	—	(9,851,102)	(812,769)	(9,852,942)
ProFund VP International	—	—	—	(3,267,560)	15,942	(3,251,618)
ProFund VP Emerging Markets	206,621	—	—	(3,070,911)	(843,735)	(3,708,025)
ProFund VP Japan	—	—	—	(17,420,204)	—	(17,420,204)
ProFund VP UltraSmall-Cap	—	—	—	(13,492,552)	(74,630)	(13,567,182)
ProFund VP Short Small-Cap	—	—	—	(1,745,196)	143,817	(1,601,379)
ProFund VP Short NASDAQ-100	—	—	—	(5,294,493)	41,686	(5,252,807)
ProFund VP Short International	72,323	—	—	(1,115,922)	(10,843)	(1,054,442)
ProFund VP Short Emerging Markets	—	—	—	(1,086,814)	5,898	(1,080,916)
ProFund VP Basic Materials	81,925	—	—	(13,253,254)	2,497,718	(10,673,611)
ProFund VP Consumer Services	—	93,656	—	(642,050)	2,140,627	1,592,233
ProFund VP Financials	38,862	—	—	(10,901,156)	(5,550,218)	(16,412,512)
ProFund VP Oil & Gas	76,393	5,553,019	—	(1,013,966)	28,804,592	33,420,038
ProFund VP Pharmaceuticals	225,615	—	—	(3,809,205)	1,382,547	(2,201,043)
ProFund VP Precious Metals	—	—	—	(23,723,155)	(2,485,721)	(26,208,876)
ProFund VP Telecommunications	443,513	—	—	(6,539,226)	(3,459)	(6,099,172)
ProFund VP Utilities	1,039,188	—	—	(3,166,254)	12,299,611	10,172,545
ProFund VP U.S. Government Plus	10,076,403	—	—	(10,665,606)	2,602,724	2,013,521
ProFund VP Falling U.S. Dollar	—	—	—	(2,114,720)	—	(2,114,720)
ProFund VP Money Market	—	—	—	—	—	—

At December 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$80,633,784	$19,934,506	$(9,043,939)	$10,890,567
ProFund VP Mid-Cap	6,526,000	—	—	—
ProFund VP Small-Cap	7,095,939	133,534	(120,354)	13,180
ProFund VP NASDAQ-100	38,475,009	10,970,130	(3,211,530)	7,758,600
ProFund VP Small-Cap Value	26,595,878	3,729,816	(5,067,081)	(1,337,265)
ProFund VP Asia 30	37,287,423	17,184,366	(14,928,856)	2,255,510
ProFund VP Europe 30	22,799,707	5,984,828	(6,797,597)	(812,769)
ProFund VP International	5,686,000	—	—	—
ProFund VP Emerging Markets	17,294,909	1,169,389	(2,006,724)	(837,335)
ProFund VP Japan	6,484,000	—	—	—
ProFund VP UltraSmall-Cap	21,389,109	731,630	(306,236)	425,394
ProFund VP Short Small-Cap	5,467,000	—	—	—
ProFund VP Short NASDAQ-100	11,413,000	—	—	—
ProFund VP Short International	2,803,000	—	—	—
ProFund VP Short Emerging Markets	1,944,000	—	—	—
ProFund VP Basic Materials	27,718,050	15,088,805	(12,591,087)	2,497,718
ProFund VP Consumer Services	16,654,805	3,226,558	(1,085,931)	2,140,627
ProFund VP Financials	23,501,986	7,033,106	(12,583,324)	(5,550,218)
ProFund VP Oil & Gas	30,289,486	36,520,137	(7,714,321)	28,805,816
ProFund VP Pharmaceuticals	12,353,717	2,904,286	(1,520,335)	1,383,951
ProFund VP Precious Metals	104,803,000	—	—	—
ProFund VP Telecommunications	4,046,514	1,434,593	(1,437,524)	(2,931)
ProFund VP Utilities	47,690,707	17,365,089	(5,065,478)	12,299,611
ProFund VP U.S. Government Plus	61,200,805	525,927	(67,029)	458,898
ProFund VP Falling U.S. Dollar	1,413,000	—	—	—
ProFund VP Money Market	199,654,000	—	—	—

194  ::  Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP NASDAQ-100, ProFund VP Small-Cap Value, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraSmall-Cap, ProFund VP Short Small-Cap, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP Basic Materials, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Falling U.S. Dollar and ProFund VP Money Market (twenty-six of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2011, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 23, 2012

Additional Tax Information (unaudited)  ::  195

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2011, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends Received Deduction
ProFund VP UltraSmall-Cap	0.57%
ProFund VP Basic Materials	100.00%
ProFund VP Oil & Gas	100.00%
ProFund VP Pharmaceuticals	100.00%
ProFund VP Telecommunications	100.00%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2011, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term Capital Gain
ProFund VP Bull	$1,489,581
ProFund VP Mid-Cap	433,308
ProFund VP Asia 30	6,567,031
ProFund VP UltraSmall-Cap	1,296,507

For the fiscal year ended December 31, 2011, the amount of short-term capital gain designated by the ProFunds VP were as follows:

Short-Term Capital Gain
ProFund VP Mid-Cap	$903,341
ProFund VP UltraSmall-Cap	5,442,437
ProFund VP Precious Metals	2,375,651
ProFund VP U.S. Government Plus	70,436

196  ::  Board Approval of Investment Advisory Agreement  ::  December 31, 2011 (unaudited)

At a meeting held on September 20, 2011, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided.

December 31, 2011 (unaudited) :: Board Approval of Investment Advisory Agreement  ::  197

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and that such information as is available is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2011. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3- and 6-month periods and the 1-, 3- and 5-year periods ended June 30, 2011. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was competitive.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

Expense Examples

Expense Examples (unaudited)  ::  199

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2011 and held for the entire period from July 1, 2011 through December 31, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
ProFund VP Bull	$1,000.00	$952.60	$8.27	1.68%
ProFund VP Mid-Cap	1,000.00	894.60	8.02	1.68%
ProFund VP Small-Cap	1,000.00	900.60	8.05	1.68%
ProFund VP NASDAQ-100	1,000.00	973.60	8.36	1.68%
ProFund VP Small-Cap Value	1,000.00	931.00	8.18	1.68%
ProFund VP Asia 30	1,000.00	723.40	7.30	1.68%
ProFund VP Europe 30	1,000.00	844.80	7.81	1.68%
ProFund VP International	1,000.00	822.60	7.53	1.64%
ProFund VP Emerging Markets	1,000.00	827.80	7.74	1.68%
ProFund VP Japan	1,000.00	847.20	7.82	1.68%
ProFund VP UltraSmall-Cap	1,000.00	738.90	7.36	1.68%
ProFund VP Short Small-Cap	1,000.00	997.40	8.46	1.68%
ProFund VP Short NASDAQ-100	1,000.00	962.50	8.31	1.68%
ProFund VP Short International	1,000.00	1,104.50	8.91	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,109.10	8.93	1.68%
ProFund VP Basic Materials	1,000.00	819.10	7.70	1.68%
ProFund VP Consumer Services	1,000.00	982.50	8.39	1.68%
ProFund VP Financials	1,000.00	878.50	7.95	1.68%
ProFund VP Oil & Gas	1,000.00	924.30	8.15	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,045.90	8.66	1.68%
ProFund VP Precious Metals	1,000.00	904.50	8.06	1.68%
ProFund VP Telecommunications	1,000.00	958.90	8.30	1.68%
ProFund VP Utilities	1,000.00	1,079.50	8.81	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,421.20	8.42	1.38%
ProFund VP Falling U.S. Dollar	1,000.00	919.80	8.13	1.68%
ProFund VP Money Market	1,000.00	1,000.10	—	0.00%

*      Expenses are equal to the average account value over the period multiplied by the ProFund VP’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

200  ::  Expense Examples (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
ProFund VP Bull	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Asia 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Europe 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP International	1,000.00	1,016.94	8.34	1.64%
ProFund VP Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP Japan	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short International	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP Basic Materials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Consumer Services	1,000.00	1,016.74	8.54	1.68%
ProFund VP Financials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.74	8.54	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Precious Metals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Telecommunications	1,000.00	1,016.74	8.54	1.68%
ProFund VP Utilities	1,000.00	1,016.74	8.54	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,018.25	7.02	1.38%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.74	8.54	1.68%
ProFund VP Money Market	1,000.00	1,025.21	—	0.00%

*                 Expenses are equal to the average account value over the period multiplied by the ProFund VP’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Trustees and Officers (unaudited)  ::  201

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present

Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present)

				ProFunds (112); Access One Trust (3); ProShares Trust (108)	None

*

The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC and any registered investment companies that have an investment advisor that is an affiliated person of the ProFund Advisors LLC.

**	Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

202  ::  Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Jack P. Huntington 100 Summer Street Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (1993 to 2007)

Kenneth D. Schiltz 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/77	Assistant Treasurer	Indefinite; March 2011 to present	Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2005 to present); employed by Citi Fund Services Ohio, Inc. in various other capacities (2000 to 2005)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

This Page Intentionally Left Blank

P.O. Box 182800 Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/11

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                 2011 $613,469

2010 $617,000

The fees relate to the audit of the registrants’ annual financial statements paid to PWC LLP.

(b)                                2011 $0

2010 $0

(c)                                 2011 $151,838

2010 $150,500

The fees relate to the preparation of the registrant’s tax returns and other miscellaneous tax filings paid to PWC LLP.

(d)                                2011 $0

2010 $0

(e)(1)                   The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee.  In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                  2011 0%

2010 0%

(f) Not applicable.

(g)                                2011 $151,838

2010 $150,500

(h) Not applicable.

Item 5.          Audit Committee of Listed Registrants.

Not applicable.

Item 6.          Investments.

(a)   Not Applicable

(b)   Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	February 23, 2012

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	February 23, 2012

* Print the name and title of each signing officer under his or her signature.